                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No. ____

Post-Effective Amendment No.   53         (File No. 33-25824) [X]

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY (ACT OF 1940)

Amendment No.                  55         (File No. 811-5696) [X]

RIVERSOURCE GLOBAL SERIES, INC.
50606 Ameriprise Financial Center
Minneapolis, MN 55474

Scott R. Plummer
5228 Ameriprise Financial Center
Minneapolis, MN  55474
(612) 671-1947

Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective (check appropriate box) [ ] immediately upon filing pursuant to paragraph (b)
[X] on Dec. 28, 2007 pursuant to paragraph (b)
[ ] 60 days after filing pursuant to paragraph (a)(1)
[ ] on (date) pursuant to paragraph (a)(1)
[ ] 75 days after filing pursuant to paragraph  (a)(2)
[ ] on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:
[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Prospectus

                                                  (RIVERSOURCE INVESTMENTS LOGO)

RiverSource

Advanced Alpha SM
Strategies


PROSPECTUS DEC. 28, 2007

RIVERSOURCE(R) 120/20 CONTRARIAN EQUITY FUND SEEKS TO PROVIDE SHAREHOLDERS WITH LONG-TERM GROWTH OF CAPITAL.
RIVERSOURCE(R) 130/30 U.S. EQUITY FUND SEEKS TO PROVIDE SHAREHOLDERS WITH LONG-TERM GROWTH OF CAPITAL.
RIVERSOURCE(R) ABSOLUTE RETURN CURRENCY AND INCOME FUND SEEKS TO PROVIDE SHAREHOLDERS WITH POSITIVE ABSOLUTE RETURN.

RiverSource 120/20 Contrarian Equity Fund and
RiverSource 130/30 U.S. Equity Fund
Classes A, B, C, I and R5

RiverSource Absolute Return Currency and Income Fund
Classes A, B, C, I, R4, R5 and W

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus.
Any representation to the contrary is a criminal offense.

You may qualify for sales charge discounts on purchases of Class A shares. Please notify your financial institution if you have other accounts holding shares of RiverSource funds to determine whether you qualify for a sales charge discount. See "Buying and Selling Shares" for more information.

 NOT FDIC INSURED - MAY LOSE VALUE - NO BANK GUARANTEE

TABLE OF CONTENTS


RIVERSOURCE 120/20 CONTRARIAN EQUITY FUND...................    4P
   THE FUND.................................................    4P
   Objective................................................    4p
   Principal Investment Strategies..........................    4p
   Principal Risks..........................................    5p
   Past Performance.........................................    9p
   Fees and Expenses........................................   10p
RIVERSOURCE 130/30 U.S. EQUITY FUND.........................   12P
   THE FUND.................................................   12P
   Objective................................................   12p
   Principal Investment Strategies..........................   12p
   Principal Risks..........................................   14p
   Past Performance.........................................   17p
   Fees and Expenses........................................   18p
RIVERSOURCE ABSOLUTE RETURN CURRENCY AND INCOME FUND........   20P
   THE FUND.................................................   20P
   Objective................................................   20p
   Principal Investment Strategies..........................   20p
   Principal Risks..........................................   21p
   Past Performance.........................................   24p
   Fees and Expenses........................................   25p
Other Investment Strategies and Risks.......................   27p
Fund Management and Compensation............................   29p
FINANCIAL HIGHLIGHTS FOR RIVERSOURCE ABSOLUTE RETURN
   CURRENCY AND INCOME FUND.................................   32P
BUYING AND SELLING SHARES...................................   S.1
Description of Share Classes................................   S.1
   Investment Options -- Classes of Shares..................   S.1
   Sales Charges............................................   S.4
   Opening an Account.......................................  S.10


--------------------------------------------------------------------------------

2P RIVERSOURCE ADVANCED ALPHA(SM) STRATEGIES -- 2007 PROSPECTUS


Exchanging or Selling Shares................................  S.12
   Exchanges................................................  S.15
   Selling Shares...........................................  S.17
VALUING FUND SHARES.........................................  S.17
DISTRIBUTIONS AND TAXES.....................................  S.18
Dividends and Capital Gain Distributions....................  S.18
Reinvestments...............................................  S.19
Taxes.......................................................  S.19
GENERAL INFORMATION.........................................  S.20


--------------------------------------------------------------------------------

                 RIVERSOURCE ADVANCED ALPHA(SM) STRATEGIES -- 2007 PROSPECTUS 3P

RIVERSOURCE 120/20 CONTRARIAN EQUITY FUND

THE FUND

OBJECTIVE

RiverSource 120/20 Contrarian Equity Fund (the Fund) seeks to provide shareholders with long-term growth of capital. Because any investment involves risk, there is no assurance this objective can be achieved. Only shareholders can change the Fund's objective.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, at least 80% of the Fund's net assets (including any borrowings for investment purposes) are invested in equity securities. In pursuit of the Fund's objective, the investment manager (RiverSource Investments, LLC) will hold long positions and short positions. A long position is an ordinary purchase of a security. When the Fund takes a short position, it sells a security that it has borrowed in anticipation of a decline in the price of the security. To complete the short sale transaction, the Fund buys back the same security in the market and returns it to the lender. If the price of the security falls sufficiently, the Fund will make money. If it instead increases in price, the Fund will lose money. Up to 25% of the Fund's net assets may be invested in foreign investments. The Fund expects to maintain an approximate net 100% long asset exposure to the equity market (long market exposure minus short market exposure), targeting 110% to 120% long exposure and 10% to 20% short exposure. Actual exposure will vary over time based on factors such as market movements and the investment manager's assessment of market conditions. Based on these factors, the Fund's long exposure may range between 80% and 120%, and the Fund's short exposure may range between 0% and 20%. The Fund will provide shareholders with at least 60 days' notice of any change in the 80% policy.

When the Fund makes a short sale, the cash proceeds of the sale are pledged to the broker affecting the sale and held in a segregated account with the Fund's custodian in order to secure the Fund's obligation to cover the short position. However, the Fund may use all or a portion of the cash proceeds of short sales to purchase additional securities. When the Fund does this it is required to pledge other liquid securities it owns in order to meet its obligations with the broker.

In addition to individual stocks, the investment manager may use exchange traded funds (ETFs), and certain derivative instruments, including equity swaps, futures, options, forward contracts and structured notes. These instruments may be used by the Fund to obtain additional long or short exposure to a security (or basket of securities) or to hedge existing long or short positions.

--------------------------------------------------------------------------------

4P RIVERSOURCE ADVANCED ALPHA(SM) STRATEGIES -- RIVERSOURCE 120/20 CONTRARIAN
   EQUITY FUND -- 2007 PROSPECTUS

INVESTMENT PROCESS

The investment manager employs a "contrarian" investment process, selecting investments (long positions) by seeking to:

- Identify securities that are selling at low prices in relation to:

  - investor sentiment;

  - current and projected earnings;

  - current and projected cash flow;

  - current and projected dividends; and

  - historic price levels.

- Identify companies with moderate growth potential based on:

  - effective management, as demonstrated by overall performance; and

  - financial strength.

- Identify companies with dividend-paying stocks.

In evaluating whether to sell a security, the investment manager considers, among other factors, whether:

- The security is overvalued relative to other potential investments.

- The security has reached the investment manager's price objective.

- The company has met the investment manager's earnings and/or growth expectations.

- The company or the security no longer meets the other standards described above.

The primary objective of the investment manager in selecting short positions is management of the potential additional risk introduced through the selection of the Fund's long positions. The Fund seeks to mitigate these potential additional risks through short sales of ETFs or through the use of derivative instruments. In evaluating whether to close out a short position, the investment manager considers changes in potential additional risks introduced by changes in the Fund's long positions, and gradual or unrelated changes in the market which may introduce new potential risks to the Fund. The Fund aims to maintain an overall market risk profile similar to the Russell 3000(R) Index.

PRINCIPAL RISKS


The Fund is designed for long-term investors with above-average risk tolerance. Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:


ACTIVE MANAGEMENT RISK. The Fund is actively managed and its performance therefore will reflect in part the ability of the portfolio managers to select securities and to make investment decisions that are suited to achieving the Fund's investment objective. Due to its active management, the Fund could underperform other mutual funds with similar investment objectives.

--------------------------------------------------------------------------------
      RIVERSOURCE ADVANCED ALPHA(SM) STRATEGIES -- RIVERSOURCE 120/20 CONTRARIAN
                                                               EQUITY FUND -- 5P
                                                              2007 PROSPECTUS

Because the Fund takes both long and short positions, there is the risk that the value of the securities held long might decrease and the value of the securities sold short might increase in response to activities of an individual company or in response to general market conditions. In this case, the Fund's potential losses could exceed those of other mutual funds that hold only long stock positions. There is no guarantee that the investment techniques and risk analyses employed by the investment manager will produce the desired results.

ISSUER RISK. An issuer may perform poorly, and therefore, the value of its stocks and bonds may decline. Poor performance may be caused by poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures, or other factors.

MARKET RISK. The market value of securities may fall or fail to rise. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. The market value of securities may fluctuate, sometimes rapidly and unpredictably. This risk is generally greater for small and mid-sized companies, which tend to be more vulnerable to adverse developments. In addition, focus on a particular style, for example, investment in growth or value securities, may cause the Fund to underperform other mutual funds if that style falls out of favor with the market.

SHORT SELLING RISK. The Fund may make short sales, which involves selling a security the Fund does not own in anticipation that the security's price will decline. The Fund must borrow those securities to make delivery to the buyer. The Fund may not always be able to borrow a security it wants to sell short. The Fund will suffer a loss if it sells a security short and the value of the security rises rather than falls. It is possible that the Fund's long positions will decline in value at the same time that the value of its short positions increase, thereby increasing potential losses to the Fund. Short sales expose the Fund to the risk that it will be required to buy the security sold short (also known as "covering" the short position) at a time when the security has appreciated in value, thus resulting in a loss to the Fund. The Fund may also be required to close out a short position at a time when it might not otherwise choose, for example, if the lender of the security calls it back, which may have the effect of reducing or eliminating potential gain, or cause the Fund to realize a loss. Short positions introduce more risk to the Fund than long positions (purchases) because the maximum sustainable loss on a security purchased (held long) is limited to the amount paid for the security plus the transaction costs, whereas there is no maximum attainable price of the shorted security. Therefore, in theory, securities sold short have unlimited risk. Additionally, the Fund's use of short sales in effect "leverages" the Fund, as the Fund intends to use the cash proceeds from short sales to invest in additional long positions. This leverage effect potentially exposes the Fund to greater risks due to unanticipated market movements, which may magnify losses and increase the volatility of returns. See also Leverage Risk and Market Risk.

--------------------------------------------------------------------------------
6P RIVERSOURCE ADVANCED ALPHA(SM) STRATEGIES -- RIVERSOURCE 120/20 CONTRARIAN
   EQUITY FUND -- 2007 PROSPECTUS

In addition, the Fund will incur additional expenses by engaging in short sales in the form of transaction costs, and interest and dividend expenses paid to the lender of the security.


COUNTERPARTY RISK. The risk that a counterparty to a financial instrument entered into by the Fund or held by a special purpose or structured vehicle becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties. The Fund may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding. The Fund may obtain only limited recovery or may obtain no recovery in such circumstances. The Fund will typically enter into financial instrument transactions with counterparties whose credit rating is investment grade, or, if unrated, determined to be of comparable quality by the investment manager.


LEVERAGE RISK. Leverage occurs when the Fund increases its assets available for investment using borrowings, short sales, derivatives, or similar instruments or techniques. Due to the fact that short sales involve borrowing securities and then selling them, the Fund's short sales effectively leverage the Fund's assets. The use of leverage may make any change in the Fund's net asset value ("NAV") even greater and thus result in increased volatility of returns. The Fund's assets that are used as collateral to secure the short sales may decrease in value while the short positions are outstanding, which may force the Fund to use its other assets to increase the collateral. Leverage can also create an interest expense that may lower the Fund's overall returns. Lastly, there is no guarantee that a leveraging strategy will be successful.


DERIVATIVES RISK. Derivatives are financial instruments that have a value which depends upon, or is derived from, the value of something else, such as one or more underlying securities, pools of securities, options, futures, indexes or currencies. Gains or losses involving derivative instruments may be substantial, because a relatively small price movement in the underlying security(ies), instrument, currency or index may result in a substantial gain or loss for the Fund. Derivative instruments in which the Fund invests will typically increase the Fund's exposure to Principal Risks to which it is otherwise exposed, and may expose the Fund to additional risks, including hedging risk, correlation risk and liquidity risk.


Hedging risk is the risk that derivative instruments used to hedge against an opposite position may offset losses, but they may also offset gains.

Correlation risk is related to hedging risk and is the risk that there may be an incomplete correlation between the hedge and the opposite position, which may result in increased or unanticipated losses.


Liquidity risk is the risk that the derivative instrument may be difficult or impossible to sell or terminate, which may cause the Fund to be in a position to do something the investment manager would not otherwise choose, including accepting a lower price for the derivative instrument, selling other investments or foregoing another, more appealing investment opportunity.


--------------------------------------------------------------------------------
      RIVERSOURCE ADVANCED ALPHA(SM) STRATEGIES -- RIVERSOURCE 120/20 CONTRARIAN
                                                               EQUITY FUND -- 7P
                                                              2007 PROSPECTUS

Certain derivatives have the potential for unlimited losses, regardless of the size of the initial investment. See the Statement of Additional Information
(SAI) for more information on derivative instruments and related risks.

ETF RISK. The price movement of an ETF may not track the underlying index and may result in a loss. In addition, shareholders bear both their proportionate share of the Fund's expenses and similar expenses incurred through ownership of the ETF.

FOREIGN RISK. The following are all components of foreign risk:

Country risk includes the political, economic, and other conditions of the country. These conditions include lack of publicly available information, less government oversight (including lack of accounting, auditing, and financial reporting standards), the possibility of government-imposed restrictions, and even the nationalization of assets. The liquidity of foreign investments may be more limited than for most U.S. investments, which means that, at times it may be difficult to sell foreign securities at desirable prices.

Currency risk results from the constantly changing exchange rate between local currency and the U.S. dollar. Whenever the Fund holds securities valued in a foreign currency or holds the currency, changes in the exchange rate add or subtract from the value of the investment.

Custody risk refers to the process of clearing and settling trades. It also covers holding securities with local agents and depositories. Low trading volumes and volatile prices in less developed markets make trades harder to complete and settle. Local agents are held only to the standard of care of the local market. Governments or trade groups may compel local agents to hold securities in designated depositories that are not subject to independent evaluation. The less developed a country's securities market is, the greater the likelihood of problems occurring.

SMALL AND MID-SIZED COMPANY RISK. Investments in small and mid-sized companies often involve greater risks than investments in larger, more established companies because small and mid-sized companies may lack the management experience, financial resources, product diversification, experience, and competitive strengths of larger companies. Additionally, in many instances the securities of small and mid-sized companies are traded only over-the-counter or on regional securities exchanges and the frequency and volume of their trading is substantially less and may be more volatile than is typical of larger companies.

--------------------------------------------------------------------------------

8P RIVERSOURCE ADVANCED ALPHA(SM) STRATEGIES -- RIVERSOURCE 120/20 CONTRARIAN
   EQUITY FUND -- 2007 PROSPECTUS

PAST PERFORMANCE

The Fund is new as of the date of this prospectus and therefore performance information is not available.

When available, the Fund intends to compare its performance to the performance of the Russell 3000(R) Index, an unmanaged index that measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market. The index reflects reinvestment of all distributions and changes in market prices. The Fund's performance will be measured against this index for purposes of determining the performance incentive adjustment. See "Fund Management and Compensation" for more information.

--------------------------------------------------------------------------------

      RIVERSOURCE ADVANCED ALPHA(SM) STRATEGIES -- RIVERSOURCE 120/20 CONTRARIAN
                                                               EQUITY FUND -- 9P
                                                              2007 PROSPECTUS

FEES AND EXPENSES

Fund investors pay various expenses. The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)


                                                                                  CLASS I
                                                 CLASS A    CLASS B    CLASS C    CLASS R5
 Maximum sales charge (load) imposed on
 purchases
 (as a percentage of offering price)              5.75%(a)   None       None         None
 Maximum deferred sales charge (load) imposed
 on sales
 (as a percentage of offering price at time
 of purchase)                                      None        5%         1%         None

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)


AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS:
                                           CLASS A    CLASS B    CLASS C    CLASS I    CLASS R5
 Management fees(b)                         0.95%      0.95%      0.95%      0.95%      0.95%
 Distribution (12b-1) fees                  0.25%      1.00%      1.00%      0.00%      0.00%
 Other expenses(c)
  Dividend expenses on securities sold
  short(d)                                  0.35%      0.35%      0.35%      0.35%      0.35%
  Remainder of other expenses(e)            0.66%      0.66%      0.66%      0.59%      0.64%
 Total other expenses                       1.01%      1.01%      1.01%      0.94%      0.99%
 Total annual fund operating expenses       2.21%      2.96%      2.96%      1.89%      1.94%
 Fee waiver/expense reimbursement           0.36%      0.36%      0.36%      0.34%      0.34%
 Total annual (net) fund operating
 expenses(f)                                1.85%      2.60%      2.60%      1.55%      1.60%

(a) This charge may be reduced depending on the value of your total investments in RiverSource Funds. See "Sales Charges."
(b) The Fund's management fee may be increased or decreased due to the effect of a performance incentive adjustment. The index against which the Fund's performance will be measured for purposes of determining the performance incentive adjustment is the Russell 3000 Index. See "Fund Management and Compensation" for more information.
(c)  Other expenses are based on estimated amounts for the current fiscal year.
(d) Dividends on short sales are the dividends paid to the lenders of the borrowed securities. The expenses relating to dividends on short sales will vary depending on whether the securities the Fund sells short pay dividends and on the size of any such dividends.
(e) Remainder of other expenses includes an administrative services fee, a transfer agency fee, a custody fee and other nonadvisory expenses. Other expenses may also include fees and expenses of affiliated and unaffiliated funds (acquired funds) which the Fund indirectly bears when it invests in the acquired funds. Because acquired funds will have varied expense and fee levels and the Fund may own different proportions of acquired funds at different times, the amount of fees and expenses incurred by the Fund with respect to such investments will vary.
(f) The investment manager and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses until Sept. 30, 2008, unless sooner terminated at the discretion of the Fund's Board. Any amounts waived will not be reimbursed by the Fund. Under this agreement, net Fund expenses (excluding foreign transaction taxes, income paid to brokers related to securities lending program, dividend expenses on securities sold short, transaction or brokerage fees, fees and expenses associated with investment in other pooled investment vehicles, including exchange traded funds and other affiliated and unaffiliated mutual funds (acquired funds), and certain other expenses as may be approved by the Funds' Board of Trustees), before giving effect to any performance incentive adjustment, will not exceed 1.50% for Class A, 2.25% for Class B, 2.25% for Class C, 1.20% for Class I and 1.25% for Class R5.

--------------------------------------------------------------------------------

10P RIVERSOURCE ADVANCED ALPHA(SM) STRATEGIES -- RIVERSOURCE 120/20 CONTRARIAN
    EQUITY FUND -- 2007 PROSPECTUS

EXAMPLES

These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

These examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. These examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                                                 1 YEAR      3 YEARS
 Class A(a)                                                       $752       $1,194
 Class B                                                          $763(b)    $1,282(b)
 Class C                                                          $363(b)    $  882
 Class I                                                          $158       $  561
 Class R5                                                         $163       $  577

(a)  Includes a 5.75% sales charge.
(b)  Includes the applicable CDSC.

You would pay the following expenses if you did not redeem your shares:

                                                                 1 YEAR      3 YEARS
 Class A(a)                                                       $752       $1,194
 Class B                                                          $263       $  882
 Class C                                                          $263       $  882
 Class I                                                          $158       $  561
 Class R5                                                         $163       $  577

(a)  Includes a 5.75% sales charge.

--------------------------------------------------------------------------------

      RIVERSOURCE ADVANCED ALPHA(SM) STRATEGIES -- RIVERSOURCE 120/20 CONTRARIAN
                                                              EQUITY FUND -- 11P
                                                              2007 PROSPECTUS

RIVERSOURCE 130/30 U.S. EQUITY FUND

THE FUND

OBJECTIVE

RiverSource 130/30 U.S. Equity Fund (the Fund) seeks to provide shareholders with long-term growth of capital. Because any investment involves risk, there is no assurance this objective can be achieved. Only shareholders can change the Fund's objective.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, at least 80% of the Fund's net assets (including any borrowings for investment purposes) are invested in equity securities of U.S. companies. In pursuit of the Fund's objective, the investment manager (RiverSource Investments, LLC) will hold long and short positions in both growth and value companies, and at times may favor growth or value based on available opportunities. A long position is an ordinary purchase of a security. When the Fund takes a short position, it sells a security that it has borrowed in anticipation of a decline in the price of the security. To complete the short sale transaction, the Fund buys back the same security in the market and returns it to the lender. If the price of the security falls sufficiently, the Fund will make money. If it instead increases in price, the Fund will lose money. Up to 25% of the Fund's net assets may be invested in foreign investments. The Fund expects to maintain an approximate net 100% long asset exposure to the equity market (long market exposure minus short market exposure), targeting 130% long exposure and 30% short exposure, however, actual exposure will vary over time based on factors such as market movements and the investment manager's assessment of market conditions. Based on these factors, the Fund's long exposure may range between 80% and 140%, and the Fund's short exposure may range between 0% and 40%. The Fund will provide shareholders with at least 60 days' notice of any change in the 80% policy.

When the Fund makes a short sale, the cash proceeds of the sale are pledged to the broker affecting the sale and held in a segregated account with the Fund's custodian in order to secure the Fund's obligation to cover the short position. However, the Fund may use all or a portion of the cash proceeds of short sales to purchase additional securities. When the Fund does this it is required to pledge other liquid securities it owns in order to meet its obligations with the broker.

In addition to individual stocks, the investment manager may use exchange traded funds (ETFs), and certain derivative instruments, including equity swaps, futures, options, forward contracts and structured notes. These instruments may be used by the Fund to obtain additional long or short exposure to a security (or basket of securities) or to hedge existing long or short positions.

--------------------------------------------------------------------------------

12P RIVERSOURCE ADVANCED ALPHA(SM) STRATEGIES -- RIVERSOURCE 130/30 U.S. EQUITY
    FUND -- 2007 PROSPECTUS

INVESTMENT PROCESS

The investment manager employs separate qualitative processes in optimizing for growth and value, seeking to identify securities that offer the greatest promise for out-performance (long positions) and securities with the greatest promise for underperformance (short positions). When optimizing for growth, the investment manager invests in companies it believes to have above-average long-term growth potential, or technological superiority, and sells short companies it believes are experiencing or will experience negative changes that will cause their stock prices to fall. The investment manager selects these companies based, among other factors, on its relative consideration of:

- Effectiveness of management.

- Financial strength.

- Competitive market or product position.

- Technological advantage (or disadvantage) relative to other companies.

When optimizing for value, the investment manager invests in companies that appear to be undervalued by various measures or that may be temporarily out of favor, but that are believed to have good prospects for capital appreciation, and sells short companies it believes are experiencing or will experience negative changes that will cause their stock prices to fall. The investment manager selects these companies based, among other factors, on its relative consideration of:

- The stability, anticipated stability, or prospects for improvement of underlying fundamentals of a company.

- Whether a company is undervalued (overvalued), based on consideration of certain empirical evidence such as:

  - One or more of the company's ratios, such as price-to-earnings or price-to-cash flow, is low (high) relative to the general market, or has a yield that exceeds (trails) the market;

  - One or more of the company's valuation ratios is low (high) relative to historical levels for the stock;

  - One or more of the company's valuation ratios or other financial measures make that stock attractive (unattractive) relative to its peers; or

  - The relative intrinsic value of the company, as identified by the investment manager, suggests the company is not properly valued.

The investment manager may sell a long position or close out a short position for several reasons, such as to secure gains (security has reached the investment manager's price objective and/or earnings or growth expectations), limit losses (minimize potential losses due to unanticipated market movement) or redeploy assets into opportunities believed to be more promising than others.

--------------------------------------------------------------------------------

     RIVERSOURCE ADVANCED ALPHA(SM) STRATEGIES -- RIVERSOURCE 130/30 U.S. EQUITY
                                                     FUND -- 2007 PROSPECTUS 13P

In addition to selling securities short that the investment manager believes have the greatest promise for underperformance, the investment manager may also establish short positions in an effort to mitigate potential additional risks introduced through the selection of the Fund's active long and short positions, or through evolutionary or unrelated changes in the market which may introduce new potential risks to the Fund.

PRINCIPAL RISKS


The Fund is designed for long-term investors with above-average risk tolerance. Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:


ACTIVE MANAGEMENT RISK. The Fund is actively managed and its performance therefore will reflect in part the ability of the portfolio managers to select securities and to make investment decisions that are suited to achieving the Fund's investment objective. Due to its active management, the Fund could underperform other mutual funds with similar investment objectives.

Because the Fund takes both long and short positions, there is the risk that the value of the securities held long might decrease and the value of the securities sold short might increase in response to activities of an individual company or in response to general market conditions. In this case, the Fund's potential losses could exceed those of other mutual funds that hold only long stock positions. There is no guarantee that the investment techniques and risk analyses employed by the investment manager will produce the desired results.

ISSUER RISK. An issuer may perform poorly, and therefore, the value of its stocks and bonds may decline. Poor performance may be caused by poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures, or other factors.

MARKET RISK. The market value of securities may fall or fail to rise. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. The market value of securities may fluctuate, sometimes rapidly and unpredictably. This risk is generally greater for small and mid-sized companies, which tend to be more vulnerable to adverse developments. In addition, focus on a particular style, for example, investment in growth or value securities, may cause the Fund to underperform other mutual funds if that style falls out of favor with the market.

--------------------------------------------------------------------------------

14P RIVERSOURCE ADVANCED ALPHA(SM) STRATEGIES -- RIVERSOURCE 130/30 U.S. EQUITY
    FUND -- 2007 PROSPECTUS

SHORT SELLING RISK. The Fund may make short sales, which involves selling a security the Fund does not own in anticipation that the security's price will decline. The Fund must borrow those securities to make delivery to the buyer. The Fund may not always be able to borrow a security it wants to sell short. The Fund will suffer a loss if it sells a security short and the value of the security rises rather than falls. It is possible that the Fund's long positions will decline in value at the same time that the value of its short positions increase, thereby increasing potential losses to the Fund. Short sales expose the Fund to the risk that it will be required to buy the security sold short (also known as "covering" the short position) at a time when the security has appreciated in value, thus resulting in a loss to the Fund. The Fund may also be required to close out a short position at a time when it might not otherwise choose, for example, if the lender of the security calls it back, which may have the effect of reducing or eliminating potential gain, or cause the Fund to realize a loss. Short positions introduce more risk to the Fund than long positions (purchases) because the maximum sustainable loss on a security purchased (held long) is limited to the amount paid for the security plus the transaction costs, whereas there is no maximum attainable price of the shorted security. Therefore, in theory, securities sold short have unlimited risk. Additionally, the Fund's use of short sales in effect "leverages" the Fund, as the Fund intends to use the cash proceeds from short sales to invest in additional long positions. This leverage effect potentially exposes the Fund to greater risks due to unanticipated market movements, which may magnify losses and increase the volatility of returns. See also Leverage Risk and Market Risk.

In addition, the Fund will incur additional expenses by engaging in short sales in the form of transaction costs, and interest and dividend expenses paid to the lender of the security.

COUNTERPARTY RISK. The risk that a counterparty to a financial instrument entered into by the Fund or held by special purpose or structured vehicle becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties. The Fund may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding. The Fund may obtain only limited recovery or may obtain no recovery in such circumstances. The Fund will typically enter into financial instrument transactions with counterparties whose credit rating is investment grade, or, if unrated, determined to be of comparable quality by the investment manager.

--------------------------------------------------------------------------------

     RIVERSOURCE ADVANCED ALPHA(SM) STRATEGIES -- RIVERSOURCE 130/30 U.S. EQUITY
                                                     FUND -- 2007 PROSPECTUS 15P

LEVERAGE RISK. Leverage occurs when the Fund increases its assets available for investment using borrowings, short sales, derivatives, or similar instruments or techniques. Due to the fact that short sales involve borrowing securities and then selling them, the Fund's short sales effectively leverage the Fund's assets. The use of leverage may make any change in the Fund's net asset value ("NAV") even greater and thus result in increased volatility of returns. The Fund's assets that are used as collateral to secure the short sales may decrease in value while the short positions are outstanding, which may force the Fund to use its other assets to increase the collateral. Leverage can also create an interest expense that may lower the Fund's overall returns. Lastly, there is no guarantee that a leveraging strategy will be successful.


DERIVATIVES RISK. Derivatives are financial instruments that have a value which depends upon, or is derived from, the value of something else, such as one or more underlying securities, pools of securities, options, futures, indexes or currencies. Gains or losses involving derivative instruments may be substantial, because a relatively small price movement in the underlying security(ies), instrument, currency or index may result in a substantial gain or loss for the Fund. Derivative instruments in which the Fund invests will typically increase the Fund's exposure to Principal Risks to which it is otherwise exposed, and may expose the Fund to additional risks, including hedging risk, correlation risk and liquidity risk.


Hedging risk is the risk that derivative instruments used to hedge against an opposite position may offset losses, but they may also offset gains.

Correlation risk is related to hedging risk and is the risk that there may be an incomplete correlation between the hedge and the opposite position, which may result in increased or unanticipated losses.


Liquidity risk is the risk that the derivative instrument may be difficult or impossible to sell or terminate, which may cause the Fund to be in a position to do something the investment manager would not otherwise choose, including accepting a lower price for the derivative instrument, selling other investments or foregoing another, more appealing investment opportunity.


Certain derivatives have the potential for unlimited losses, regardless of the size of the initial investment. See the SAI for more information on derivative instruments and related risks.

ETF RISK. The price movement of an ETF may not track the underlying index and may result in a loss. In addition, shareholders bear both their proportionate share of the Fund's expenses and similar expenses incurred through ownership of the ETF.

--------------------------------------------------------------------------------

16P RIVERSOURCE ADVANCED ALPHA(SM) STRATEGIES -- RIVERSOURCE 130/30 U.S. EQUITY
    FUND -- 2007 PROSPECTUS

FOREIGN RISK. The following are all components of foreign risk:

Country risk includes the political, economic, and other conditions of the country. These conditions include lack of publicly available information, less government oversight (including lack of accounting, auditing, and financial reporting standards), the possibility of government-imposed restrictions, and even the nationalization of assets. The liquidity of foreign investments may be more limited than for most U.S. investments, which means that, at times it may be difficult to sell foreign securities at desirable prices.

Currency risk results from the constantly changing exchange rate between local currency and the U.S. dollar. Whenever the Fund holds securities valued in a foreign currency or holds the currency, changes in the exchange rate add or subtract from the value of the investment.

Custody risk refers to the process of clearing and settling trades. It also covers holding securities with local agents and depositories. Low trading volumes and volatile prices in less developed markets make trades harder to complete and settle. Local agents are held only to the standard of care of the local market. Governments or trade groups may compel local agents to hold securities in designated depositories that are not subject to independent evaluation. The less developed a country's securities market is, the greater the likelihood of problems occurring.

SMALL AND MID-SIZED COMPANY RISK. Investments in small and mid-sized companies often involve greater risks than investments in larger, more established companies because small and mid-sized companies may lack the management experience, financial resources, product diversification, experience, and competitive strengths of larger companies. Additionally, in many instances the securities of small and mid-sized companies are traded only over-the-counter or on regional securities exchanges and the frequency and volume of their trading is substantially less and may be more volatile than is typical of larger companies.

PAST PERFORMANCE

The Fund is new as of the date of this prospectus and therefore performance information is not available.

When available, the Fund intends to compare its performance to the performance of the Russell 1000(R) Index, an unmanaged index that measures the performance of the 1,000 largest companies in the Russell 3000 Index, which represents approximately 90% of the total market capitalization of the Russell 3000 Index. The index reflects reinvestment of all distributions and changes in market prices. The Fund's performance will be measured against this index for purposes of determining the performance incentive adjustment. See "Fund Management and Compensation" for more information.

--------------------------------------------------------------------------------

     RIVERSOURCE ADVANCED ALPHA(SM) STRATEGIES -- RIVERSOURCE 130/30 U.S. EQUITY
                                                     FUND -- 2007 PROSPECTUS 17P

FEES AND EXPENSES

Fund investors pay various expenses. The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)


                                                                                    CLASS I
                                                   CLASS A    CLASS B    CLASS C    CLASS R5
 Maximum sales charge (load) imposed on
 purchases
 (as a percentage of offering price)                5.75%(a)   None       None        None
 Maximum deferred sales charge (load) imposed
 on sales
 (as a percentage of offering price at time of
 purchase)                                           None        5%         1%        None

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)



AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS:
                                           CLASS A    CLASS B    CLASS C    CLASS I    CLASS R5
 Management fees(b)                         0.95%      0.95%      0.95%      0.95%      0.95%
 Distribution (12b-1) fees                  0.25%      1.00%      1.00%      0.00%      0.00%
 Other expenses(c)
  Dividend and interest expenses on
  securities sold short(d)                  0.78%      0.78%      0.78%      0.78%      0.78%
  Remainder of other expenses(e)            0.66%      0.66%      0.66%      0.59%      0.64%
 Total other expenses                       1.44%      1.44%      1.44%      1.37%      1.42%
 Total annual fund operating expenses       2.64%      3.39%      3.39%      2.32%      2.37%
 Fee waiver/expense reimbursement           0.36%      0.36%      0.36%      0.34%      0.34%
 Total annual (net) fund operating
 expenses(f)                                2.28%      3.03%      3.03%      1.98%      2.03%


(a) This charge may be reduced depending on the value of your total investments in RiverSource Funds. See "Sales Charges."
(b) The Fund's management fee may be increased or decreased due to the effect of a performance incentive adjustment. The index against which the Fund's performance will be measured for purposes of determining the performance incentive adjustment is the Russell 1000 Index. See "Fund Management and Compensation" for more information.
(c)  Other expenses are based on estimated amounts for the current fiscal year.

(d) Dividends on short sales are the dividends paid to the lenders of the borrowed securities. The expenses relating to dividends on short sales will vary depending on whether the securities the Fund sells short pay dividends and on the size of any such dividends. Interest expenses on short sales are amounts paid to a broker when the proceeds of the short sale are released to the Fund so that it can purchase additional long securities.

(e) Remainder of other expenses includes an administrative services fee, a transfer agency fee, a custody fee and other nonadvisory expenses. Other expenses may also include fees and expenses of affiliated and unaffiliated funds (acquired funds) which the Fund indirectly bears when it invests in the acquired funds. Because acquired funds will have varied expense and fee levels and the Fund may own different proportions of acquired funds at different times, the amount of fees and expenses incurred by the Fund with respect to such investment will vary.

(f) The investment manager and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses until Sept. 30, 2008, unless sooner terminated at the discretion of the Fund's Board. Any amounts waived will not be reimbursed by the Fund. Under this agreement, net Fund expenses (excluding foreign transaction taxes, income paid to brokers related to securities lending program, dividend and interest expenses on securities sold short, transaction or brokerage fees, fees and expenses associated with investment in other pooled investment vehicles, including exchange traded funds and other affiliated and unaffiliated mutual funds (acquired funds), and certain other expenses as may be approved by the Funds' Board of Trustees), before giving effect to any performance incentive adjustment, will not exceed 1.50% for Class A, 2.25% for Class B, 2.25% for Class C, 1.20% for Class I and 1.25% for Class R5.


--------------------------------------------------------------------------------

18P RIVERSOURCE ADVANCED ALPHA(SM) STRATEGIES -- RIVERSOURCE 130/30 U.S. EQUITY
    FUND -- 2007 PROSPECTUS

EXAMPLES

These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

These examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. These examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


                                                                 1 YEAR      3 YEARS
 Class A(a)                                                       $793       $1,316
 Class B                                                          $806(b)    $1,409(b)
 Class C                                                          $406(b)    $1,009
 Class I                                                          $201       $  692
 Class R5                                                         $206       $  707


(a)  Includes a 5.75% sales charge.
(b)  Includes the applicable CDSC.

You would pay the following expenses if you did not redeem your shares:


                                                                 1 YEAR      3 YEARS
 Class A(a)                                                       $793       $1,316
 Class B                                                          $306       $1,009
 Class C                                                          $306       $1,009
 Class I                                                          $201       $  692
 Class R5                                                         $206       $  707


(a)  Includes a 5.75% sales charge.

--------------------------------------------------------------------------------

     RIVERSOURCE ADVANCED ALPHA(SM) STRATEGIES -- RIVERSOURCE 130/30 U.S. EQUITY
                                                     FUND -- 2007 PROSPECTUS 19P

RIVERSOURCE ABSOLUTE RETURN CURRENCY AND
INCOME FUND

THE FUND

OBJECTIVE

RiverSource Absolute Return Currency and Income Fund (the Fund) seeks to provide shareholders with positive absolute return. Because any investment involves risk, there is no assurance this objective can be achieved. Only shareholders can change the Fund's objective.

PRINCIPAL INVESTMENT STRATEGIES

The Fund is a non-diversified fund that, under normal market conditions, will invest at least 80% of its net assets (including any borrowings for investment purposes) in short-duration debt obligations and forward foreign currency contracts. In pursuit of the Fund's objective, to provide absolute return, the investment manager (RiverSource Investments, LLC), seeks to generate positive total returns from the income produced by the short-term debt obligations, plus (minus) the gain (loss) resulting from fluctuations in the values of various foreign currencies relative to the U.S. dollar.

The Fund's investment in short-duration debt obligations will consist primarily of U.S. dollar denominated non-government, corporate and structured debt securities rated investment grade, or, if unrated, determined to be of comparable quality by the investment manager. A small portion of the Fund's portfolio may consist of U.S. government securities. In addition to producing income, these holdings will be designated by the Fund, as necessary, to cover obligations with respect to, or that may result from, the Fund's investments in forward currency contracts. The Fund targets a portfolio duration of one to five months but may extend the portfolio duration up to one year.

The Fund does not actually take ownership of foreign currencies or sell actual foreign currencies. Rather, through forward currency contracts, the Fund gains economic exposure comparable to the exposure that it would have if it had bought or sold the currencies directly. A forward contract requires the purchase or delivery of a foreign currency at some future date. The price paid for the contract is the current price of the foreign currency in U.S. dollars plus or minus an adjustment based on the interest rate differential between the U.S. dollar and the foreign currency. It is expected that the gross notional value of the Fund's forward foreign currency contracts will be equivalent to at least 80% of the Fund's net assets.

--------------------------------------------------------------------------------

20P RIVERSOURCE ADVANCED ALPHA(SM) STRATEGIES -- RIVERSOURCE ABSOLUTE RETURN
    CURRENCY AND INCOME FUND -- 2007 PROSPECTUS

The investment manager utilizes a quantitative, proprietary model that uses various fundamental and technical factors, including current and historical data, to rank the anticipated value of several developed countries' currencies relative to the U.S. dollar. The investment manager will enter into long forward currency contracts for a limited number of the currencies that rank higher in the model, and the Fund will experience profits (losses) to the extent the value of the currency appreciates (depreciates) relative to the U.S. dollar. Conversely, the investment manager will enter into short forward currency contracts for a limited number of the currencies that rank lower in the model, and the Fund will experience profits (losses) to the extent the value of the currency depreciates (appreciates) relative to the U.S. dollar. Except to close or reduce existing positions, the Fund will not enter into long and short forward currency contracts in the same currency at the same time. The investment manager runs the model regularly and generally seeks to maintain long and short forward currency contracts with approximately equal gross notional values.

PRINCIPAL RISKS

This Fund is designed for investors with above-average risk tolerance. Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:

MARKET RISK. The market value of securities and currencies may fall or fail to rise. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. The market value of securities and currencies may fluctuate, sometimes rapidly and unpredictably.

CREDIT RISK. Credit risk is the risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable or unwilling to honor a financial obligation, such as payments due on a bond or a note. If the Fund purchases unrated securities, or if the rating of a security is reduced after purchase, the Fund will depend on the investment manager's analysis of credit risk more heavily than usual.

INTEREST RATE RISK. Interest rate risk is the risk of losses attributable to changes in interest rates. Interest rate risk is generally associated with bond prices: when interest rates rise, bond prices fall. In general, the longer the maturity or duration of a bond, the greater its sensitivity to changes in interest rates.

--------------------------------------------------------------------------------

        RIVERSOURCE ADVANCED ALPHA(SM) STRATEGIES -- RIVERSOURCE ABSOLUTE RETURN
                                                         CURRENCY AND INCOME 21P
                                                      FUND -- 2007 PROSPECTUS

FOREIGN CURRENCY RISK. The Fund's exposure to foreign currencies subjects the Fund to constantly changing exchange rates and the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of short positions, that the U.S. dollar will decline in value relative to the currency being sold forward. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates and economic or political developments in the U.S. or abroad. As a result, the Fund's exposure to foreign currencies may reduce the returns of the Fund. Trading of foreign currencies also includes the risk of clearing and settling trades which, if prices are volatile, may be difficult.

DERIVATIVES RISK. Derivatives are financial instruments that have a value which depends upon, or is derived from, the value of something else, such as one or more underlying securities, pools of securities, options, futures, indexes or currencies. Gains or losses involving derivative instruments may be substantial, because a relatively small price movement in the underlying security(ies), instrument, currency or index may result in a substantial gain or loss for the Fund. Derivative instruments in which the Fund invests will typically increase the Fund's exposure to Principal Risks to which it is otherwise exposed, and may expose the Fund to additional risks, including counterparty credit risk, leverage risk, hedging risk, correlation risk, and liquidity risk. Counterparty credit risk is the risk that a counterparty to the derivative instrument becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, and the Fund may obtain no recovery of its investment or may only obtain a limited recovery, and any recovery may be delayed. Hedging risk is the risk that derivative instruments used to hedge against an opposite position may offset losses, but they may also offset gains. Correlation risk is related to hedging risk and is the risk that there may be an incomplete correlation between the hedge and the opposite position, which may result in increased or unanticipated losses. Liquidity risk is the risk that the derivative instrument may be difficult or impossible to sell or terminate, which may cause the Fund to be in a position to do something the investment manager would not otherwise choose, including accepting a lower price for the derivative instrument, selling other investments or foregoing another, more appealing investment opportunity. Leverage risk is the risk that losses from the derivative instrument may be greater than the amount invested in the derivative instrument. Certain derivatives have the potential for unlimited losses, regardless of the size of the initial investment. See the SAI for more information on derivative instruments and related risks.

QUANTITATIVE MODEL RISK. The quantitative methodology employed by the investment manager has been tested using historical market data, but has only recently begun to be used to manage open-end mutual funds. There can be no assurance that the methodology will enable the Fund to achieve its objective.

--------------------------------------------------------------------------------

22P RIVERSOURCE ADVANCED ALPHA(SM) STRATEGIES -- RIVERSOURCE ABSOLUTE RETURN
    CURRENCY AND INCOME FUND -- 2007 PROSPECTUS

ACTIVE MANAGEMENT RISK. The Fund is actively managed and its performance therefore will reflect in part the ability of the portfolio managers to select securities and to make investment decisions that are suited to achieving the Fund's investment objective. Due to its active management, the Fund could underperform other mutual funds with similar investment objectives.

COUNTERPARTY RISK. The risk that a counterparty to a financial instrument entered into by the Fund or held by special purpose or structured vehicle becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties. The Fund may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding. The Fund may obtain only limited recovery or may obtain no recovery in such circumstances. The Fund will typically enter into financial instrument transactions with counterparties whose credit rating is investment grade, or, if unrated, determined to be of comparable quality by the investment manager.

DIVERSIFICATION RISK. The Fund is non-diversified. A non-diversified fund may invest more of its assets in fewer issuers than if it were a diversified fund. Because each investment has a greater effect on the Fund's performance, the Fund may be more exposed to the risks of loss and volatility then a fund that invests more broadly.

GEOGRAPHIC CONCENTRATION RISK. The Fund may be particularly susceptible to economic, political or regulatory events affecting companies and countries within the specific geographic region in which the Fund focuses its investments. Currency devaluations could occur in countries that have not yet experienced currency devaluation to date, or could continue to occur in countries that have already experienced such devaluations. As a result, the Fund may be more volatile than a more geographically diversified fund.

PREPAYMENT AND EXTENSION RISK. The risk that a bond or other security might be called, or otherwise converted, prepaid, or redeemed, before maturity. This risk is primarily associated with asset-backed securities, including mortgage backed securities. If a security is converted, prepaid, or redeemed, before maturity, particularly during a time of declining interest rates, the investment manager may not be able to reinvest in securities providing as high a level of income, resulting in a reduced yield to the Fund. Conversely, as interest rates rise, the likelihood of prepayment decreases. The investment manager may be unable to capitalize on securities with higher interest rates because the Fund's investments are locked in at a lower rate for a longer period of time.

--------------------------------------------------------------------------------

        RIVERSOURCE ADVANCED ALPHA(SM) STRATEGIES -- RIVERSOURCE ABSOLUTE RETURN
                                                         CURRENCY AND INCOME 23P
                                                      FUND -- 2007 PROSPECTUS

TAX RISK. As a regulated investment company, a fund must derive at least 90% of its gross income for each taxable year from sources treated as "qualifying income" under the Internal Revenue Code of 1986, as amended. The Fund currently intends to take positions in forward currency contracts with notional value exceeding 80% of the Fund's total net assets. Although foreign currency gains currently constitute "qualifying income," the Treasury Department has the authority to issue regulations excluding from the definition of "qualifying income" a fund's foreign currency gains not "directly related" to its "principal business" of investing in stocks or securities (or options and futures with respect thereto). Such regulations might treat gains from some of the Fund's foreign currency-denominated positions as not "qualifying income" and there is a remote possibility that such regulations might be applied retroactively, in which case, the Fund might not qualify as a regulated investment company for one or more years. In the event the Treasury Department issues such regulations, the Fund's Board of Directors may authorize a significant change in investment strategy or Fund liquidation.

PAST PERFORMANCE

The bar chart and past performance table are not presented because the Fund has not had a full calendar year of operations. The Fund began operations on June 15, 2006.

When available, the Fund intends to compare its performance to the Citigroup 3-month U.S. Treasury Bill Index, an unmanaged index, representing the performance of three-month Treasury bills. The index reflects reinvestment of all distributions and changes in market prices, but excludes brokerage commissions or other fees.

--------------------------------------------------------------------------------

24P RIVERSOURCE ADVANCED ALPHA(SM) STRATEGIES -- RIVERSOURCE ABSOLUTE RETURN
    CURRENCY AND INCOME FUND -- 2007 PROSPECTUS

FEES AND EXPENSES

Fund investors pay various expenses. The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Expenses are based on the Fund's most recent fiscal year, adjusted to reflect current fees. SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)


                                                                                  CLASS I
                                                                                   CLASS
                                                                                   R4(b)
                                                                                  CLASS R5
                                                 CLASS A    CLASS B    CLASS C    CLASS W
 Maximum sales charge (load) imposed on
 purchases
 (as a percentage of offering price)              3.00%(a)   None       None         None
 Maximum deferred sales charge (load) imposed
 on sales
 (as a percentage of offering price at time
 of purchase)                                      None        5%         1%         None

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)



AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS:
                                                   CLASS A    CLASS B    CLASS C    CLASS W
 Management fees                                    0.89%      0.89%      0.89%      0.89%
 Distribution (12b-1) fees                          0.25%      1.00%      1.00%      0.25%
 Other expenses(c)                                  0.22%      0.21%      0.23%      0.40%
 Total annual fund operating expenses               1.36%      2.10%      2.12%      1.54%
 Fee waiver/expense reimbursement                   0.00%      0.00%      0.00%      0.00%
 Total annual (net) fund operating expenses(d)      1.36%      2.10%      2.12%      1.54%




                                                                     CLASS
                                                         CLASS I     R4(b)        CLASS R5
 Management fees                                          0.89%       0.89%        0.89%
 Distribution (12b-1) fees                                0.00%       0.00%        0.00%
 Other expenses(c)                                        0.18%       0.50%        0.17%
 Total annual fund operating expenses                     1.07%       1.39%        1.06%
 Fee waiver/expense reimbursement                         0.00%       0.04%        0.00%
 Total annual (net) fund operating expenses(d)            1.07%       1.35%        1.06%


(a) This charge may be reduced depending on the value of your total investments in RiverSource funds. See "Sales Charges."
(b) Effective Dec. 11, 2006, the following changes were implemented: renaming Class Y as Class R4, terminating the shareholder servicing agreement, revising the fee structure under the transfer agent agreement from account-based to asset-based, and adopting a plan administration services agreement.

(c) Other expenses include an administrative services fee, a transfer agency fee, a custody fee, other nonadvisory expenses and, for Class R4, a plan administration services fee. Other expenses may also include fees and expenses of affiliated and unaffiliated funds (acquired funds) which the Fund indirectly bears when it invests in the acquired funds. The impact of these acquired funds fees and expenses for the most recent fiscal period was less than 0.01%. Because acquired funds will have varied expense and fee levels and the Fund may own different proportions of acquired funds at different times, the amount of fees and expenses incurred by the Fund with respect to such investment will vary.


(d) The investment manager and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses until Oct. 31, 2008, unless sooner terminated at the discretion of the Fund's Board. Any amounts waived will not be reimbursed by the Fund. Under this agreement, net expenses will not exceed 1.47% for Class A, 2.23% for Class B, 2.22% for Class C, 1.17% for Class I, 1.35% for Class R4, 1.22% for Class R5 and 1.62% for Class W.


--------------------------------------------------------------------------------

        RIVERSOURCE ADVANCED ALPHA(SM) STRATEGIES -- RIVERSOURCE ABSOLUTE RETURN
                                                         CURRENCY AND INCOME 25P
                                                      FUND -- 2007 PROSPECTUS

EXAMPLES

These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

These examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. These examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


                                             1 YEAR      3 YEARS      5 YEARS      10 YEARS
 Class A(a)                                   $434       $  718       $1,023        $1,891
 Class B                                      $713(b)    $1,058(b)    $1,330(b)     $2,246(c)
 Class C                                      $315(b)    $  664       $1,140        $2,456
 Class I                                      $109       $  341       $  591        $1,310
 Class R4                                     $137       $  436       $  758        $1,670
 Class R5                                     $108       $  337       $  586        $1,299
 Class W                                      $157       $  487       $  840        $1,840


(a)  Includes a 3.00% sales charge.
(b)  Includes the applicable CDSC.
(c) Based on conversion of Class B shares to Class A shares in the ninth year of ownership.

You would pay the following expenses if you did not redeem your shares:


                                             1 YEAR      3 YEARS      5 YEARS      10 YEARS
 Class A(a)                                   $434        $718        $1,023        $1,891
 Class B                                      $213        $658        $1,130        $2,246(b)
 Class C                                      $215        $664        $1,140        $2,456
 Class I                                      $109        $341        $  591        $1,310
 Class R4                                     $137        $436        $  758        $1,670
 Class R5                                     $108        $337        $  586        $1,299
 Class W                                      $157        $487        $  840        $1,840


(a)  Includes a 3.00% sales charge.
(b) Based on conversion of Class B shares to Class A shares in the ninth year of ownership.

--------------------------------------------------------------------------------

26P RIVERSOURCE ADVANCED ALPHA(SM) STRATEGIES -- RIVERSOURCE ABSOLUTE RETURN
    CURRENCY AND INCOME FUND -- 2007 PROSPECTUS

REFERENCES TO THE "FUND" THROUGHOUT THE REMAINDER OF THE PROSPECTUS REFER TO RIVERSOURCE 120/20 CONTRARIAN EQUITY FUND, RIVERSOURCE 130/30 U.S. EQUITY FUND AND RIVERSOURCE ABSOLUTE RETURN CURRENCY AND INCOME FUND SINGULARLY OR COLLECTIVELY AS THE CONTEXT REQUIRES.

OTHER INVESTMENT STRATEGIES AND RISKS

Other Investment Strategies. In addition to the principal investment strategies previously described, the Fund may utilize investment strategies that are not principal investment strategies, including for RiverSource Absolute Return Currency and Income Fund, investment in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds (ETFs), also referred to as "acquired funds") ownership of which results in the Fund bearing its proportionate share of the acquired funds' fees and expenses. Investment in ETFs is a principal investment strategy for RiverSource 120/20 Contrarian Equity Fund and RiverSource 130/30 U.S. Equity Fund. Although ETFs are designed to replicate the price and yield of a specified market index, there is no guarantee that an ETF will track its specified market index, which may result in a loss. For more information on strategies and holdings, and the risks of such strategies, including derivative instruments that the Fund may use, see the Fund's Statement of Additional Information (SAI) and its annual and semiannual reports.

Unusual Market Conditions. During unusual market conditions, RiverSource 120/20 Contrarian Equity Fund and RiverSource 130/30 U.S. Equity Fund may temporarily invest more of its assets in money market securities and RiverSource Absolute Return Currency and Income Fund may temporarily have less exposure to forward currency contracts and more exposure to money market securities than during normal market conditions. Although investing in these securities would serve primarily to attempt to avoid losses, this type of investing also could prevent the Fund from achieving its investment objective. During these times, the portfolio managers may make frequent securities trades that could result in increased fees, expenses and taxes, and decreased performance. Instead of investing in money market securities directly, the Fund may invest in shares of an affiliated money market fund. See "Cash Reserves" for more information.

--------------------------------------------------------------------------------

                RIVERSOURCE ADVANCED ALPHA(SM) STRATEGIES -- 2007 PROSPECTUS 27P

Securities Transaction Commissions. Securities transactions involve the payment by the Fund of brokerage commissions to broker-dealers, on occasion as compensation for research or brokerage services (commonly referred to as "soft dollars"), as the portfolio managers buy and sell securities for the Fund in pursuit of its objective. A description of the policies governing the Fund's securities transactions and the dollar value of brokerage commissions paid by the Fund are set forth in the SAI. Funds that invest primarily in fixed income securities do not typically generate brokerage commissions that are used to pay for research or brokerage services. The brokerage commissions do not include implied commissions or mark-ups (implied commissions) paid by the Fund for principal transactions (transactions made directly with a dealer or other counterparty), including most fixed income securities (and certain other instruments, including derivatives). Brokerage commissions do not reflect other elements of transaction costs, including the extent to which the Fund's purchase and sale transactions may cause the market to move and change the market price for an investment.

Although brokerage commissions and implied commissions are not reflected in the expense table under "Fees and Expenses," they are reflected in the total return of the Fund.

Portfolio Turnover. Trading of securities may produce capital gains, which are taxable to shareholders when distributed. Active trading may also increase the amount of brokerage commissions paid or mark-ups to broker-dealers that the Fund pays when it buys and sells securities. Capital gains and increased brokerage commissions or mark-ups paid to broker-dealers may adversely affect a fund's performance. RiverSource Absolute Return Currency and Income Fund's historical portfolio turnover rate, which measures how frequently the Fund buys and sells investments, is shown in the "Financial Highlights."

Directed Brokerage. The Fund's Board of Directors/Trustees (Board) has adopted a policy prohibiting the investment manager, or any subadviser, from considering sales of shares of the Fund as a factor in the selection of broker-dealers through which to execute securities transactions.

Additional information regarding securities transactions can be found in the SAI.

--------------------------------------------------------------------------------

28P RIVERSOURCE ADVANCED ALPHA(SM) STRATEGIES -- 2007 PROSPECTUS

FUND MANAGEMENT AND COMPENSATION

INVESTMENT MANAGER

RiverSource Investments, LLC (the investment manager or RiverSource Investments), 200 Ameriprise Financial Center, Minneapolis, Minnesota 55474, is the investment manager to the RiverSource funds, and is a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Ameriprise Financial is a financial planning and financial services company that has been offering solutions for clients' asset accumulation, income management and protection needs for more than 110 years. In addition to managing investments for all of the RiverSource funds, RiverSource Investments manages investments for itself and its affiliates. For institutional clients, RiverSource Investments and its affiliates provide investment management and related services, such as separate account asset management, and institutional trust and custody, as well as other investment products. For all of its clients, RiverSource Investments seeks to allocate investment opportunities in an equitable manner over time. See the SAI for more information.

RIVERSOURCE 120/20 CONTRARIAN EQUITY FUND

RIVERSOURCE 130/30 U.S. EQUITY FUND

The Fund pays RiverSource Investments a fee for managing its assets. Under the Investment Management Services Agreement (Agreement), the fee is 0.95% of the Fund's average daily net assets on the first $0.25 billion, gradually reducing to 0.89% as assets increase, subject to a possible adjustment under the terms of a performance incentive adjustment. The adjustment is computed by comparing the Fund's performance to the performance of the Russell 3000 Index for RiverSource 120/20 Contrarian Equity Fund and the Russell 1000 Index for the RiverSource 130/30 U.S. Equity Fund. In certain circumstances, the Fund's Board may approve a change in the index without shareholder approval. The maximum adjustment (increase or decrease) is 0.50% of the Fund's average net assets on an annual basis. Under the Agreement, the Fund also pays taxes, brokerage commissions, and nonadvisory expenses. A discussion regarding the basis for the Board approving the Agreement will be available in the Fund's annual or semiannual report to shareholders.

RIVERSOURCE ABSOLUTE RETURN CURRENCY AND INCOME FUND


The Fund pays RiverSource Investments a fee for managing its assets. Under the Investment Management Services Agreement (Agreement), the fee for the most recent fiscal year was 0.89% of the Fund's average daily net assets. Under the Agreement, the Fund also pays taxes, brokerage commissions, and nonadvisory expenses. A discussion regarding the basis for the Board approving the Agreement is available in the Fund's most recent annual or semiannual shareholder report.


--------------------------------------------------------------------------------

                RIVERSOURCE ADVANCED ALPHA(SM) STRATEGIES -- 2007 PROSPECTUS 29P

Portfolio Manager(s). The portfolio managers responsible for the day-to-day management of the Fund are:

RIVERSOURCE 120/20 CONTRARIAN EQUITY FUND

Warren Spitz, Senior Portfolio Manager

- Managed the Fund since 2007.

- Joined RiverSource Investments in 2000 as a Senior Portfolio Manager.

- Portfolio Manager, Prudential Global Asset Management, 1987 to 2000.

- Began investment career in 1984.

- MBA, Wharton School, University of Pennsylvania.

Steve Schroll, Portfolio Manager

- Managed the Fund since 2007.

- Joined RiverSource Investments in 1998 as a Senior Security Analyst.

- Senior Equity Analyst, Piper Jaffray, 1988 to 1998; Equity Analyst, First Asset Management, 1985 to 1988; Equity Analyst, Dain Rauscher, 1981 to 1985.

- Began investment career in 1981.

- MBA, University of Minnesota.

Laton Spahr, CFA, Portfolio Manager

- Managed the Fund since 2007.

- Joined RiverSource Investments in 2001 as a Security Analyst.

- Sector Analyst, Holland Capital Management, 2000 to 2001; Statistical Research Intern, Friess Associates, 1998 to 1999.

- Began investment career in 1998.

- MS, University of Wisconsin, Applied Security Analysis Program.

Paul Stocking, Portfolio Manager

- Managed the Fund since 2007.

- Joined RiverSource Investments in 1995 as a Senior Equity Analyst.

- Vice President, JP Morgan Securities, 1987 to 1995; Investment Banking.

- Began investment career in 1987.

- MBA, University of Chicago.

RIVERSOURCE 130/30 U.S. EQUITY FUND

Robert Ewing, CFA, Portfolio Manager

- Managed the Fund since 2007.

- Joined RiverSource Investments in 2002.

- Prior to that, Analyst and Portfolio Manager at Fidelity Investments from 1990 to 2002.

--------------------------------------------------------------------------------

30P RIVERSOURCE ADVANCED ALPHA(SM) STRATEGIES -- 2007 PROSPECTUS

- Began investment career in 1988.

- BS, Boston College Carroll School of Management.

Nick Thakore, Portfolio Manager

- Managed the Fund since 2007.

- Joined RiverSource Investments in 2002.

- Prior to that, Analyst and Portfolio Manager at Fidelity Investments from 1993 to 2002.

- Began investment career in 1993.

- MBA, Wharton School at University of Pennsylvania.

Messrs. Ewing and Thakore are responsible for the direct, day-to-day management of the Fund, constructing a portfolio of long and short positions based on investment processes designed to identify the best value and growth opportunities. In making investment decisions for the portfolio, they draw from their own ideas as well as those from a team of research analysts they oversee who support the investment processes by contributing both long and short investment ideas for potential implementation in the portfolio.

RIVERSOURCE ABSOLUTE RETURN CURRENCY AND INCOME FUND

Nicholas Pifer, CFA, Portfolio Manager

- Managed the Fund since 2006.

- Leader of the global sector team.

- Joined RiverSource Investments in 2000.

- Fixed Income Portfolio Manager, Investment Advisers, Inc., 1997 to 2000.

- Began investment career in 1990.

- MA, Johns Hopkins University School of Advanced International Studies.

The fixed income department of RiverSource Investments is divided into six sector teams, each of which includes a portfolio manager or portfolio managers and several analysts, and each of which specializes in a specific sector of the fixed income market. The Fund's portfolio manager leads the team that specializes in the sector in which the Fund primarily invests.

The SAI provides additional information about portfolio manager compensation, management of other accounts and ownership of shares in the Fund.

--------------------------------------------------------------------------------

                RIVERSOURCE ADVANCED ALPHA(SM) STRATEGIES -- 2007 PROSPECTUS 31P

FINANCIAL HIGHLIGHTS FOR RIVERSOURCE ABSOLUTE RETURN CURRENCY AND INCOME FUND


THE FINANCIAL HIGHLIGHTS TABLES ARE INTENDED TO HELP YOU UNDERSTAND THE RIVERSOURCE ABSOLUTE RETURN CURRENCY AND INCOME FUND'S FINANCIAL PERFORMANCE. CERTAIN INFORMATION REFLECTS FINANCIAL RESULTS FOR A SINGLE RIVERSOURCE ABSOLUTE RETURN CURRENCY AND INCOME FUND SHARE. THE TOTAL RETURNS IN THE TABLES REPRESENT THE RATE THAT AN INVESTOR WOULD HAVE EARNED OR LOST ON AN INVESTMENT IN THE RIVERSOURCE ABSOLUTE RETURN CURRENCY AND INCOME FUND (ASSUMING REINVESTMENT OF ALL DIVIDENDS AND DISTRIBUTION). THE INFORMATION FOR THE FISCAL YEAR ENDED OCT. 31, 2007 HAS BEEN DERIVED FROM THE FINANCIAL STATEMENTS AUDITED BY ERNST & YOUNG LLP, WHOSE REPORT, ALONG WITH THE RIVERSOURCE ABSOLUTE RETURN CURRENCY AND INCOME FUND'S FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS, IS INCLUDED IN THE ANNUAL REPORT WHICH, IF NOT INCLUDED WITH THE PROSPECTUS, IS AVAILABLE UPON REQUEST. THE INFORMATION FOR THE PERIOD ENDED ON OCT. 31, 2006 HAS BEEN AUDITED BY KPMG LLP.


--------------------------------------------------------------------------------

32P RIVERSOURCE ADVANCED ALPHA(SM) STRATEGIES -- RIVERSOURCE ABSOLUTE RETURN
    CURRENCY AND INCOME FUND -- 2007 PROSPECTUS

CLASS A



PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED OCT. 31,               2007        2006(B)
Net asset value, beginning of period     $10.09          $9.98
-----------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                .41(c)         .12
Net gains (losses) (both realized and
 unrealized)                                .57            .11
-----------------------------------------------------------------------------------------------------------
Total from investment operations            .98            .23
-----------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income       (.39)          (.12)
Distributions from realized gains          (.10)            --
-----------------------------------------------------------------------------------------------------------
Total distributions                        (.49)          (.12)
-----------------------------------------------------------------------------------------------------------
Net asset value, end of period           $10.58         $10.09
-----------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
Net assets, end of period (in
 millions)                                   $9            $10
-----------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(d),(e)              1.36%          1.59%(f)
-----------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d),(e)              1.36%          1.37%(f),(g)
-----------------------------------------------------------------------------------------------------------
Net investment income (loss)              3.98%          3.89%(f)
-----------------------------------------------------------------------------------------------------------
Portfolio turnover rate                     36%            12%
-----------------------------------------------------------------------------------------------------------
Total return(h)                           9.96%(i)       2.37%(j)
-----------------------------------------------------------------------------------------------------------



(a)  For a share outstanding throughout the period. Rounded to the nearest cent.


(b) For the period from June 15, 2006 (when shares became publicly available) to Oct. 31, 2006.


(c) Per share amount has been calculated using the average shares outstanding method.


(d) Expense ratio is before reduction of earnings and bank fee credits on cash balances.


(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.


(f)  Adjusted to an annual basis.


(g) The Investment Manager and its affiliates have agreed to waive certain fees and expenses (excluding fees and expenses of acquired funds).


(h)  Total return does not reflect payment of a sales charge.


(i) During the year ended Oct. 31, 2007, Ameriprise Financial reimbursed the Fund for a loss on a trading error. Had the Fund not received this reimbursement, total return figures would have been lower by 0.05%.


(j)  Not annualized.


--------------------------------------------------------------------------------

        RIVERSOURCE ADVANCED ALPHA(SM) STRATEGIES -- RIVERSOURCE ABSOLUTE RETURN
                                                         CURRENCY AND INCOME 33P
                                                      FUND -- 2007 PROSPECTUS

CLASS B



PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED OCT. 31,               2007        2006(B)
Net asset value, beginning of period     $10.09          $9.97
-----------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                .34(c)         .09
Net gains (losses) (both realized and
 unrealized)                                .59            .12
-----------------------------------------------------------------------------------------------------------
Total from investment operations            .93            .21
-----------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income       (.34)          (.09)
Distributions from realized gains          (.10)            --
-----------------------------------------------------------------------------------------------------------
Total distributions                        (.44)          (.09)
-----------------------------------------------------------------------------------------------------------
Net asset value, end of period           $10.58         $10.09
-----------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
Net assets, end of period (in
 millions)                                  $--            $--
-----------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(d),(e)              2.10%          2.38%(f)
-----------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d),(e)              2.10%          2.16%(f),(g)
-----------------------------------------------------------------------------------------------------------
Net investment income (loss)              3.26%          3.11%(f)
-----------------------------------------------------------------------------------------------------------
Portfolio turnover rate                     36%            12%
-----------------------------------------------------------------------------------------------------------
Total return(h)                           9.38%(i)       2.16%(j)
-----------------------------------------------------------------------------------------------------------



(a)  For a share outstanding throughout the period. Rounded to the nearest cent.


(b) For the period from June 15, 2006 (when shares became publicly available) to Oct. 31, 2006.


(c) Per share amount has been calculated using the average shares outstanding method.


(d) Expense ratio is before reduction of earnings and bank fee credits on cash balances.


(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.


(f)  Adjusted to an annual basis.


(g) The Investment Manager and its affiliates have agreed to waive certain fees and expenses (excluding fees and expenses of acquired funds).


(h)  Total return does not reflect payment of a sales charge.


(i) During the year ended Oct. 31, 2007, Ameriprise Financial reimbursed the Fund for a loss on a trading error. Had the Fund not received this reimbursement, total return figures would have been lower by 0.05%.


(j)  Not annualized.


--------------------------------------------------------------------------------

34P RIVERSOURCE ADVANCED ALPHA(SM) STRATEGIES -- RIVERSOURCE ABSOLUTE RETURN
    CURRENCY AND INCOME FUND -- 2007 PROSPECTUS

CLASS C



PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED OCT. 31,            2007           2006(B)
Net asset value, beginning of period     $10.09          $9.97
-----------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                .34(c)         .09
Net gains (losses) (both realized and
 unrealized)                                .58            .12
-----------------------------------------------------------------------------------------------------------
Total from investment operations            .92            .21
-----------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income       (.34)          (.09)
Distributions from realized gains          (.10)            --
-----------------------------------------------------------------------------------------------------------
Total distributions                        (.44)          (.09)
-----------------------------------------------------------------------------------------------------------
Net asset value, end of period           $10.57         $10.09
-----------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
Net assets, end of period (in
 millions)                                  $--            $--
-----------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(d),(e)              2.12%          2.38%(f)
-----------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d),(e)              2.12%          2.16%(f),(g)
-----------------------------------------------------------------------------------------------------------
Net investment income (loss)              3.42%          3.11%(f)
-----------------------------------------------------------------------------------------------------------
Portfolio turnover rate                     36%            12%
-----------------------------------------------------------------------------------------------------------
Total return(h)                           9.37%(i)       2.16%(j)
-----------------------------------------------------------------------------------------------------------



(a)  For a share outstanding throughout the period. Rounded to the nearest cent.


(b) For the period from June 15, 2006 (when shares became publicly available) to Oct. 31, 2006.


(c) Per share amount has been calculated using the average shares outstanding method.


(d) Expense ratio is and before reduction of earnings and bank fee credits on cash balances.


(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.


(f)  Adjusted to an annual basis.


(g) The Investment Manager and its affiliates have agreed to waive certain fees and expenses (excluding fees and expenses of acquired funds).


(h)  Total return does not reflect payment of a sales charge.


(i) During the year ended Oct. 31, 2007, Ameriprise Financial reimbursed the Fund for a loss on a trading error. Had the Fund not received this reimbursement, total return figures would have been lower by 0.05%.


(j)  Not annualized.


--------------------------------------------------------------------------------

        RIVERSOURCE ADVANCED ALPHA(SM) STRATEGIES -- RIVERSOURCE ABSOLUTE RETURN
                                                         CURRENCY AND INCOME 35P
                                                      FUND -- 2007 PROSPECTUS

CLASS I



PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED OCT. 31,               2007        2006(B)
Net asset value, beginning of period     $10.10          $9.98
-----------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                .44(c)         .13
Net gains (losses) (both realized and
 unrealized)                                .59            .12
-----------------------------------------------------------------------------------------------------------
Total from investment operations           1.03            .25
-----------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income       (.44)          (.13)
Distributions from realized gains          (.10)            --
-----------------------------------------------------------------------------------------------------------
Total distributions                        (.54)          (.13)
-----------------------------------------------------------------------------------------------------------
Net asset value, end of period           $10.59         $10.10
-----------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
Net assets, end of period (in
 millions)                                 $122            $68
-----------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(d),(e)              1.07%          1.34%(f)
-----------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d),(e)              1.07%          1.12%(f),(g)
-----------------------------------------------------------------------------------------------------------
Net investment income (loss)              4.34%          4.37%(f)
-----------------------------------------------------------------------------------------------------------
Portfolio turnover rate                     36%            12%
-----------------------------------------------------------------------------------------------------------
Total return(h)                          10.49%(i)       2.56%(j)
-----------------------------------------------------------------------------------------------------------



(a)  For a share outstanding throughout the period. Rounded to the nearest cent.


(b) For the period from June 15, 2006 (when shares became publicly available) to Oct. 31, 2006.


(c) Per share amount has been calculated using the average shares outstanding method.


(d) Expense ratio is before reduction of earnings and bank fee credits on cash balances.


(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.


(f)  Adjusted to an annual basis.


(g) The Investment Manager and its affiliates have agreed to waive certain fees and expenses (excluding fees and expenses of acquired funds).


(h)  Total return does not reflect payment of a sales charge.


(i) During the year ended Oct. 31, 2007, Ameriprise Financial reimbursed the Fund for a loss on a trading error. Had the Fund not received this reimbursement, total return figures would have been lower by 0.05%.


(j)  Not annualized.


--------------------------------------------------------------------------------

36P RIVERSOURCE ADVANCED ALPHA(SM) STRATEGIES -- RIVERSOURCE ABSOLUTE RETURN
    CURRENCY AND INCOME FUND -- 2007 PROSPECTUS

CLASS R4*



PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED OCT. 31,            2007           2006(B)
Net asset value, beginning of period     $10.09          $9.98
-----------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                .42(c)         .13
Net gains (losses) (both realized and
 unrealized)                                .59            .11
-----------------------------------------------------------------------------------------------------------
Total from investment operations           1.01            .24
-----------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income       (.42)          (.13)
Distributions from realized gains          (.10)            --
-----------------------------------------------------------------------------------------------------------
Total distributions                        (.52)          (.13)
-----------------------------------------------------------------------------------------------------------
Net asset value, end of period           $10.58         $10.09
-----------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
Net assets, end of period (in
 millions)                                  $--            $--
-----------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(d),(e)              1.36%          1.45%(f)
-----------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d),(e),(g)          1.31%          1.23%(f)
-----------------------------------------------------------------------------------------------------------
Net investment income (loss)              4.13%          4.04%(f)
-----------------------------------------------------------------------------------------------------------
Portfolio turnover rate                     36%            12%
-----------------------------------------------------------------------------------------------------------
Total return(h)                          10.27%(i)       2.42%(j)
-----------------------------------------------------------------------------------------------------------



 * Effective Dec. 11, 2006, Class Y was renamed Class R4.


(a)  For a share outstanding throughout the period. Rounded to the nearest cent.


(b) For the period from June 15, 2006 (when shares became publicly available) to Oct. 31, 2006.


(c) Per share amount has been calculated using the average shares outstanding method.


(d) Expense ratio is before reduction of earnings and bank fee credits on cash balances.


(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.


(f)  Adjusted to an annual basis.


(g) The Investment Manager and its affiliates have agreed to waive certain fees and expenses (excluding fees and expenses of acquired funds).


(h)  Total return does not reflect payment of a sales charge.


(i) During the year ended Oct. 31, 2007, Ameriprise Financial reimbursed the Fund for a loss on a trading error. Had the Fund not received this reimbursement, total return figures would have been lower by 0.05%.


(j)  Not annualized.


--------------------------------------------------------------------------------

        RIVERSOURCE ADVANCED ALPHA(SM) STRATEGIES -- RIVERSOURCE ABSOLUTE RETURN
                                                         CURRENCY AND INCOME 37P
                                                      FUND -- 2007 PROSPECTUS

CLASS R5



PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED OCT 31,             2007(B)
Net asset value, beginning of period     $10.58
-----------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)(c)             .02
Net gains (losses) (both realized and
 unrealized)                                .03
-----------------------------------------------------------------------------------------------------------
Total from investment operations            .05
-----------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income       (.04)
Distributions from realized gains            --
-----------------------------------------------------------------------------------------------------------
Total distributions                        (.04)
-----------------------------------------------------------------------------------------------------------
Net asset value, end of period           $10.59
-----------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
Net assets, end of period (in
 millions)                                  $--
-----------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(d),(e)              1.06%(f)
-----------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d),(e)              1.06%(f)
-----------------------------------------------------------------------------------------------------------
Net investment income (loss)              4.43%(f)
-----------------------------------------------------------------------------------------------------------
Portfolio turnover rate                     36%
-----------------------------------------------------------------------------------------------------------
Total return(g)                            .44%(h)
-----------------------------------------------------------------------------------------------------------



(a)  For a share outstanding throughout the period. Rounded to the nearest cent.


(b)  For the period from Oct. 18, 2007 (inception date) to Oct. 31, 2007.


(c) Per share amount has been calculated using the average shares outstanding method.


(d) Expense ratio is before reduction of earnings and bank fee credits on cash balances.


(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratio.


(f)  Adjusted to an annual basis.


(g)  Total return does not reflect payment of a sales charge.


(h)  Not annualized.


--------------------------------------------------------------------------------

38P RIVERSOURCE ADVANCED ALPHA(SM) STRATEGIES -- RIVERSOURCE ABSOLUTE RETURN
    CURRENCY AND INCOME FUND -- 2007 PROSPECTUS

CLASS W



PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED OCT 31,            2007(B)
Net asset value, beginning of period     $10.13
-----------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)(c)             .36
Net gains (losses) (both realized and
 unrealized)                                .55
-----------------------------------------------------------------------------------------------------------
Total from investment operations            .91
-----------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income       (.36)
Distributions from realized gains          (.10)
-----------------------------------------------------------------------------------------------------------
Total distributions                        (.46)
-----------------------------------------------------------------------------------------------------------
Net asset value, end of period           $10.58
-----------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
Net assets, end of period (in
 millions)                                  $--
-----------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(d),(e)              1.54%(f)
-----------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d),(e)              1.54%(f)
-----------------------------------------------------------------------------------------------------------
Net investment income (loss)              3.88%(f)
-----------------------------------------------------------------------------------------------------------
Portfolio turnover rate                     36%
-----------------------------------------------------------------------------------------------------------
Total return(g)                           9.21%(h),(i)
-----------------------------------------------------------------------------------------------------------



(a)  For a share outstanding throughout the period. Rounded to the nearest cent.


(b)  For the period from Dec. 1, 2006 (inception date) to Oct. 31, 2007.


(c) Per share amount has been calculated using the average shares outstanding method.


(d) Expense ratio is before reduction of earnings and bank fee credits on cash balances.


(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratio.


(f)  Adjusted to an annual basis.


(g)  Total return does not reflect payment of a sales charge.


(h) During the year ended Oct. 31, 2007, Ameriprise Financial reimbursed the Fund for a loss on a trading error. Had the Fund not received this reimbursement, total return figures would have been lower by 0.05%.


(i)  Not annualized.


--------------------------------------------------------------------------------

        RIVERSOURCE ADVANCED ALPHA(SM) STRATEGIES -- RIVERSOURCE ABSOLUTE RETURN
                                                         CURRENCY AND INCOME 39P
                                                      FUND -- 2007 PROSPECTUS

BUYING AND SELLING SHARES

The RiverSource funds are available through broker-dealers, certain 401(k) or other qualified and nonqualified plans, banks, or other financial intermediaries or institutions (financial institutions). THESE FINANCIAL INSTITUTIONS MAY CHARGE YOU ADDITIONAL FEES FOR THE SERVICES THEY PROVIDE AND THEY MAY HAVE DIFFERENT POLICIES NOT DESCRIBED IN THIS PROSPECTUS. Some policy differences may include different minimum investment amounts, exchange privileges, fund choices and cutoff times for investments. Additionally, recordkeeping, transaction processing and payments of distributions relating to your account may be performed by the financial institutions through which shares are held. Since the fund may not have a record of your transactions, you should always contact the financial institution through which you purchased the fund to make changes to or give instructions concerning your account or to obtain information about your account. The fund, the distributor and the transfer agent are not responsible for the failure of one of these financial institutions to carry out its obligations to its customers.

DESCRIPTION OF SHARE CLASSES

INVESTMENT OPTIONS -- CLASSES OF SHARES

The RiverSource funds offer different classes of shares. There are differences among the fees and expenses for each class. See the "Fees and Expenses" table for more information. Not everyone is eligible to buy every class. After determining which classes you are eligible to buy, decide which class best suits your needs. Your financial institution can help you with this decision. The following table shows the key features of each class. (The cover of this prospectus indicates which classes are currently offered for this Fund.)

INVESTMENT OPTIONS SUMMARY

See the "Fees and Expenses" table to determine which classes are offered by this fund.

                                                  CONTINGENT                                   PLAN
                               INITIAL            DEFERRED SALES             DISTRIBUTION AND  ADMINISTRATION
           AVAILABILITY        SALES CHARGE       CHARGE (CDSC)              SERVICE FEE(A)    FEE
-------------------------------------------------------------------------------------------------------------
Class A    Available to        Yes. Payable at    No.                        Yes.              No.
           all investors.      time of purchase.                             0.25%
                               Lower sales
                               charge for larger
                               investments.
-------------------------------------------------------------------------------------------------------------
Class      Available to        No. Entire         Maximum 5% CDSC during     Yes.              No.
  B(b)(c)  all investors.      purchase price is  the first year decreasing  1.00%
                               invested in        to 0% after six years.
                               shares of the
                               fund.
-------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

S.1                                                                     S-6400-2

INVESTMENT OPTIONS SUMMARY (CONTINUED)
                                                  CONTINGENT                                   PLAN
                               INITIAL            DEFERRED SALES             DISTRIBUTION AND  ADMINISTRATION
           AVAILABILITY        SALES CHARGE       CHARGE (CDSC)              SERVICE FEE(A)    FEE
-------------------------------------------------------------------------------------------------------------
Class C    Available to        No. Entire         1% CDSC may apply if you   Yes.              No.
           all investors.      purchase price is  sell shares within one     1.00%
                               invested in        year after purchase.
                               shares of the
                               fund.
-------------------------------------------------------------------------------------------------------------
Class I    Limited to          No.                No.                        No.               No.
           qualifying
           institutional
           investors.
-------------------------------------------------------------------------------------------------------------
Class R4   Limited to          No.                No.                        No.               Yes.
           qualifying                                                                          0.25%
           institutional
           investors.
-------------------------------------------------------------------------------------------------------------
Class R5   Limited to          No.                No.                        No.               No.
           qualifying
           institutional
           investors.
-------------------------------------------------------------------------------------------------------------
Class W    Limited to          No.                No.                        Yes.              No.
           qualifying                                                        0.25%
           discretionary
           managed accounts.
-------------------------------------------------------------------------------------------------------------

(a) For Class A, Class B, Class C and Class W shares, each fund has adopted a plan under Rule 12b-1 of the Investment Company Act of 1940, as amended, that allows it to pay distribution and shareholder servicing-related expenses for the sale of shares. Because these fees are paid out of a fund's assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of distribution (sales) or servicing charges.
(b)  See "Buying and Selling Shares, Sales Charges, Class B and Class
     C -- contingent deferred sales charge alternative" for more information on the timing of conversion of Class B shares to Class A shares. Timing will vary depending on the date of your original purchase of the Class B shares.
(c) Class B of RiverSource Absolute Return Currency and Income Fund is currently closed to investors.

DISTRIBUTION AND SERVICE FEES

The distribution and shareholder servicing fees for Class A, Class B, Class C and Class W are subject to the requirements of Rule 12b-1 under the Investment Company Act of 1940, as amended, and are used to reimburse the distributor for certain expenses it incurs in connection with distributing a fund's shares and providing services to fund shareholders. These expenses include payment of distribution and shareholder servicing fees to financial institutions that sell shares of the fund, up to 0.25% of the average daily net assets of Class A, Class B, Class C and Class W shares sold and held through them. For Class A, Class B and Class W shares, the distributor begins to pay these fees immediately after purchase. For Class C shares, the distributor begins to pay these fees one year after purchase. Financial institutions also receive distribution fees up to 0.75% of the average daily net assets of Class C shares sold and held through them, which the distributor begins to pay one year after purchase. For Class B shares, and, for the first year after sale only, for Class C shares, the fund's distributor retains the distribution fee of up to 0.75% in order to finance the payment of sales commissions to financial institutions that sell Class B shares, and to pay for other

--------------------------------------------------------------------------------

                                                                             S.2
distribution related expenses. Financial institutions may compensate their financial advisors with the shareholder servicing and distribution fees paid to them by the distributor.

PLAN ADMINISTRATION FEE

Class R4 pays an annual plan administration services fee for the provision of various administrative, recordkeeping, communication and educational services. The fee for Class R4 is equal on an annual basis to 0.25% of assets.

DETERMINING WHICH CLASS OF SHARES TO PURCHASE

CLASS A, CLASS B AND CLASS C SHARES

If your investments in RiverSource funds total $100,000 or more, Class A shares may be the better option because the sales charge is reduced for larger purchases.

If you invest less than $100,000, consider how long you plan to hold your shares. Class B shares have a higher annual distribution fee than Class A shares and a CDSC for six years. Class B shares convert to Class A shares in the ninth year of ownership. Class B shares purchased through reinvested dividends and distributions also will convert to Class A shares in the same proportion as the other Class B shares.

Class C shares also have a higher annual distribution fee than Class A shares. Class C shares have no sales charge if you hold the shares for longer than one year. Unlike Class B shares, Class C shares do not convert to Class A. As a result, you will pay a distribution fee for as long as you hold Class C shares. If you choose a deferred sales charge option (Class B or Class C), you should consider the length of time you intend to hold your shares. To help you determine which investment is best for you, consult your financial institution.

CLASS I SHARES.

The following eligible investors may purchase Class I shares:

- Any fund distributed by RiverSource Distributors, Inc., if the fund seeks to achieve its investment objective by investing primarily in shares of the fund and other RiverSource funds.

Class I shares may be purchased, sold or exchanged only through the distributor or an authorized financial institution.

CLASS R4 AND CLASS R5 SHARES.

The following eligible institutional investors may purchase Class R4 and Class R5 shares:

- Qualified employee benefit plans.

- Trust companies or similar institutions, and charitable organizations that meet the definition in Section 501(c)(3) of the Internal Revenue Code.

--------------------------------------------------------------------------------

S.3

- Non-qualified deferred compensation plans whose participants are included in a qualified employee benefit plan described above.

- State sponsored college savings plans established under Section 529 of the Internal Revenue Code.

- Health Savings Accounts (HSAs) created pursuant to public law 108-173.

Additionally, the following eligible investors may purchase Class R5 shares:

- Institutional or corporate accounts above a threshold established by the distributor (currently $1 million per fund or $10 million in all RiverSource funds).

- Bank Trusts departments.

Class R4 and Class R5 shares generally are not available to retail non-retirement accounts, traditional and Roth IRAs, Coverdell Educational Savings Accounts, SEPs, SAR-SEPs, SIMPLE IRAs and individual 403(b) plans.

Class R4 and Class R5 shares may be purchased, sold or exchanged only through the distributor or an authorized financial institution.

CLASS W SHARES.

The following eligible investors may purchase Class W shares:

- Investors purchasing through authorized investment programs managed by investment professionals, including discretionary managed account programs.

Class W shares may be purchased, sold or exchanged only through the distributor or an authorized financial institution.

Shares originally purchased in a discretionary managed account may continue to be held in Class W outside of a discretionary managed account, but no additional Class W purchases may be made and no exchanges to Class W shares of another fund may be made outside of a discretionary managed account.

IN ADDITION, FOR CLASS I, CLASS R4, CLASS R5 AND CLASS W SHARES, THE DISTRIBUTOR, IN ITS SOLE DISCRETION, MAY ACCEPT INVESTMENTS FROM OTHER PURCHASERS NOT LISTED ABOVE.

For more information, see the SAI.

SALES CHARGES

CLASS A -- INITIAL SALES CHARGE ALTERNATIVE

Your purchase price for Class A shares is generally the net asset value (NAV) plus a front-end sales charge. The distributor receives the sales charge and re-allows a portion of the sales charge to the financial institution through which you purchased the shares. The distributor retains the balance of the sales charge. Sales charges vary depending on the amount of your purchase.

--------------------------------------------------------------------------------

                                                                             S.4

SALES CHARGE* FOR CLASS A SHARES:

For RiverSource 120/20 Contrarian Equity Fund and RiverSource 130/30 U.S. Equity Fund

                                                                           MAXIMUM
                                 AS A % OF         AS A % OF NET     RE-ALLOWANCE AS A %
TOTAL MARKET VALUE            PURCHASE PRICE**    AMOUNT INVESTED     OF PURCHASE PRICE
----------------------------------------------------------------------------------------
 Up to $49,999                      5.75%               6.10%                5.00%
 $50,000 -- $99,999                 4.75                4.99                 4.00
 $100,000 -- $249,999               3.50                3.63                 3.00
 $250,000 -- $499,999               2.50                2.56                 2.15
 $500,000 -- $999,999               2.00                2.04                 1.75
 $1,000,000 or more                 0.00                0.00                 0.00***

For RiverSource Absolute Return Currency and Income Fund

                                                                           MAXIMUM
                                 AS A % OF         AS A % OF NET     RE-ALLOWANCE AS A %
TOTAL MARKET VALUE            PURCHASE PRICE**    AMOUNT INVESTED     OF PURCHASE PRICE
----------------------------------------------------------------------------------------
 Up to $49,999                      3.00%               3.09%                2.50%
 $50,000 -- $99,999                 3.00                3.09                 2.50
 $100,000 -- $249,999               2.50                2.56                 2.15
 $250,000 -- $499,999               2.00                2.04                 1.75
 $500,000 -- $999,999               1.50                1.52                 1.25
 $1,000,000 or more                 0.00                0.00                 0.00***

  * Because of rounding in the calculation of the offering price, the portion of the sales charge retained by the distributor may vary and the actual sales charge you pay may be more or less than the sales charge calculated using these percentages.
 ** Purchase price includes the sales charge.
 ***Although there is no sales charge for purchases with a total market value over $1,000,000, and therefore no re-allowance, the distributor may pay a financial institution the following: a sales commission of up to 1.00% for a sale with a total market value of $1,000,000 to $2,999,999; a sales commission up to 0.50% for a sale of $3,000,000 to $9,999,999; and a sales commission up to 0.25% for a sale of $10,000,000 or more.

INITIAL SALES CHARGE -- RIGHTS OF ACCUMULATION. You may be able to reduce the sales charge on Class A shares, based on the combined market value of your accounts. The current market values of the following investments are eligible to be added together for purposes of determining the sales charge on your purchase:

- Your current investment in a fund; and

- Previous investments you and members of your primary household group have made in Class A, Class B or Class C shares in the fund and other RiverSource funds, provided your investment was subject to a sales charge. Your primary household group consists of you, your spouse or domestic partner and your unmarried children under age 21 sharing a mailing address.

--------------------------------------------------------------------------------
S.5

The following accounts are eligible to be included in determining the sales charge on your purchase:

- Individual or joint accounts;

- Roth and traditional IRAs, SEPs, SIMPLEs and TSCAs, provided they are invested in Class A, Class B or Class C shares that were subject to a sales charge;

- UGMA/UTMA accounts for which you, your spouse, or your domestic partner is parent or guardian of the minor child;

- Revocable trust accounts for which you or a member of your primary household group, individually, is the beneficial owner/grantor;

- Accounts held in the name of your, your spouse's, or your domestic partner's sole proprietorship or single owner limited liability company or S corporation; and

- Qualified retirement plan assets, provided that you are the sole owner of the business sponsoring the plan, are the sole participant (other than a spouse) in the plan, and have no intention of adding participants to the plan.

The following accounts are NOT eligible to be included in determining the sales charge on your purchase:

- Accounts of pension and retirement plans with multiple participants, such as 401(k) plans (which are combined to reduce the sales charge for the entire pension or retirement plan and therefore are not used to reduce the sales charge for your individual accounts);

- Investments in Class A shares where the sales charge is waived, for example, purchases through wrap accounts;

- Investments in Class D, Class E, Class I, Class R2, Class R3, Class R4, Class R5, Class W or Class Y shares;

- Investments in 529 plans, donor advised funds, variable annuities, variable life insurance products, wrap accounts or managed separate accounts; and

- Charitable and irrevocable trust accounts.

If you purchase RiverSource fund shares through different financial institutions, and you want to include those assets toward a reduced sales charge, you must inform your financial institution in writing about the other accounts when placing your purchase order. Contact your financial institution to determine what information is required.

Unless you provide your financial institution in writing with information about all of the accounts that may count toward a sales charge reduction, there can be no assurance that you will receive all of the reductions for which you may be eligible. You should request that your financial institution provide this information to the fund when placing your purchase order.

For more information on rights of accumulation, please see the SAI.

--------------------------------------------------------------------------------

                                                                             S.6

INITIAL SALES CHARGE -- LETTER OF INTENT (LOI). Generally, if you intend to invest $50,000 or more over a period of 13 months or less, you may be able to reduce the front-end sales charges for investments in Class A shares by completing and filing a LOI form. The LOI becomes effective only after the form is processed in good order by the fund. An LOI can be backdated up to a maximum of 90 days. If the LOI is backdated, you may include prior investments in Class A shares that were charged a front-end sales load toward the LOI commitment amount. If the LOI is backdated, the 13-month period begins on the date of the earliest purchase included in the LOI.

Holdings More than 90 Days Old. Purchases made more than 90 days before your LOI is processed by the fund will not be counted toward the commitment amount of the LOI and cannot be used as the starting point for the LOI. While these purchases cannot be included in an LOI, they may help you obtain a reduced sales charge on future purchases as described in "Initial Sales Charge -- Rights of Accumulation."

Notification Obligation. You must request the reduced sales charge when you buy shares. If you do not complete and file the LOI form, or do not request the reduced sales charge at the time of purchase, you will not be eligible for the reduced sales charge. You should request that your financial institution provide this information to the fund when placing your purchase order. For more details on LOIs, please contact your financial institution or see the SAI.

INITIAL SALES CHARGE -- WAIVERS OF THE SALES CHARGE FOR CLASS A SHARES. Sales charges do not apply to:

- current or retired Board members, officers or employees of RiverSource funds or RiverSource Investments or its affiliates, their spouses or domestic partners, children, parents and their spouse's or domestic partner's parents.

- current or retired Ameriprise Financial Services, Inc. (Ameriprise Financial Services) financial advisors, employees of financial advisors, their spouses or domestic partners, children, parents and their spouse's or domestic partner's parents.

- registered representatives and other employees of financial institutions having a selling agreement with the distributor, including their spouses, domestic partners, children, parents and their spouse's or domestic partner's parents.

- portfolio managers employed by subadvisers of the RiverSource funds, including their spouses or domestic partners, children, parents and their spouse's or domestic partner's parents.

- qualified employee benefit plans offering participants daily access to RiverSource funds. Eligibility must be determined in advance. For assistance, please contact your financial institution.

- direct rollovers from qualified employee benefit plans, provided that the rollover involves a transfer of Class R or Class Y shares in a fund to Class A shares in the same fund.

--------------------------------------------------------------------------------
S.7

- purchases made:

  - with dividend or capital gain distributions from a fund or from the same class of another RiverSource fund;

  - through or under a wrap fee product or other investment product sponsored by a financial institution having a selling agreement with the distributor;

  - through state sponsored college savings plans established under Section 529 of the Internal Revenue Code;

  - through bank trust departments.

- shareholders whose original purchase was in a Strategist fund merged into a RiverSource fund in 2000.

The distributor may, in its sole discretion, authorize the waiver of sales charges for additional purchases or categories of purchases. Policies related to reducing or waiving the sales charge may be modified or withdrawn at any time.

Unless you provide your financial institution with information in writing about all of the factors that may count toward a waiver of the sales charge, there can be no assurance that you will receive all of the waivers for which you may be eligible. You should request that your financial institution provide this information to the fund when placing your purchase order.

Because the current prospectus is available on RiverSource Investment's website free of charge, RiverSource Investments does not disclose this information separately on the website.

CLASS B AND CLASS C -- CONTINGENT DEFERRED SALES CHARGE ALTERNATIVE

FOR CLASS B, the CDSC is based on the sale amount and the number of years between purchase and sale. The following table shows how CDSC percentages on sales decline:

IF THE SALE IS MADE DURING THE:                      THE CDSC PERCENTAGE RATE IS:*
 First year                                                        5%
 Second year                                                       4%
 Third year                                                        4%
 Fourth year                                                       3%
 Fifth year                                                        2%
 Sixth year                                                        1%
 Seventh or eighth year                                            0%

* Because of rounding in the calculation, the portion of the CDSC retained by the distributor may vary and the actual CDSC you pay may be more or less than the CDSC calculated using these percentages.

--------------------------------------------------------------------------------

                                                                             S.8

Although there is no front-end sales charge when you buy Class B shares, the distributor pays a sales commission of 4% to financial institutions that sell Class B shares. A portion of this commission may, in turn, be paid to your financial advisor. The distributor receives any CDSC imposed when you sell your Class B shares.

Purchases made prior to May 21, 2005 age on a calendar year basis. Purchases made beginning May 21, 2005 age on a daily basis. For example, a purchase made on Nov. 12, 2004 completed its first year on Dec. 31, 2004 under calendar year aging. However, a purchase made on Nov. 12, 2005 completed its first year on Nov. 11, 2006 under daily aging.

Class B shares purchased prior to May 21, 2005 will convert to Class A shares in the ninth calendar year of ownership. Class B shares purchased beginning May 21, 2005 will convert to Class A shares one month after the completion of the eighth year of ownership.

FOR CLASS C, a 1% CDSC may be charged if you sell your shares within one year after purchase. Although there is no front-end sales charge when you buy Class C shares, the distributor pays a sales commission of 1% to financial institutions that sell Class C shares. A portion of this commission may, in turn, be paid to your financial advisor. The distributor receives any CDSC imposed when you sell your Class C shares.

For both Class B and Class C, if the amount you sell causes the value of your investment to fall below the cost of the shares you have purchased, the CDSC will be based on the lower of the cost of those shares purchased or market value. Because the CDSC is imposed only on sales that reduce your total purchase payments, you do not have to pay a CDSC on any amount that represents appreciation in the value of your shares, income earned by your shares, or capital gains. In addition, the CDSC on your sale, if any, will be based on your oldest purchase payment. The CDSC on the next amount sold will be based on the next oldest purchase payment.

EXAMPLE

Assume you had invested $10,000 in Class B shares and that your investment had appreciated in value to $12,000 after 3 1/2 years, including reinvested dividends and capital gain distributions. You could sell up to $2,000 worth of shares without paying a CDSC ($12,000 current value less $10,000 purchase amount). If you sold $2,500 worth of shares, the CDSC would apply to the $500 representing part of your original purchase price. The CDSC rate would be 3% because the sale was made during the fourth year after the purchase.

CDSC -- WAIVERS OF THE CDSC FOR CLASS B SHARES. The CDSC will be waived on sales of shares:
- in the event of the shareholder's death;

- held in trust for an employee benefit plan; or

--------------------------------------------------------------------------------
S.9

- held in IRAs or certain qualified plans, such as Keogh plans, tax-sheltered custodial accounts or corporate pension plans, provided that the shareholder is:

  - at least 59 1/2 years old AND

  - taking a retirement distribution (if the sale is part of a transfer to an IRA or qualified plan, or a custodian-to-custodian transfer, the CDSC will not be waived) OR

  - selling under an approved substantially equal periodic payment arrangement.

CDSC -- WAIVERS OF THE CDSC FOR CLASS C SHARES. The CDSC will be waived on sales of shares in the event of the shareholder's death.

CLASS I, CLASS R4, CLASS R5 AND CLASS W -- NO SALES CHARGE. For Class I, Class R4, Class R5 and Class W, there is no initial sales charge or CDSC.

OPENING AN ACCOUNT

Financial institutions are required by law to obtain certain personal information from each person who opens an account in order to verify the identity of the person. As a result, when you open an account you will be asked to provide your name, permanent street address, date of birth, and Social Security or Employer Identification number. You may also be asked for other identifying documents or information. If you do not provide this information, the financial institution through which you are investing in the fund may not be able to open an account for you. If the financial institution through which you are investing in the fund is unable to verify your identity, your account may be closed, or other steps may be taken, as deemed appropriate.

When you buy shares, your order will be priced at the next NAV calculated after your order is accepted by the fund or an authorized financial institution.

Your financial institution may establish and maintain your account directly or it may establish and maintain your account with the distributor. The distributor may appoint servicing agents to accept purchase orders and to accept exchange (and sale) orders on its behalf. Accounts maintained by the distributor will be supported by the fund's transfer agent.

METHODS OF PURCHASING SHARES

These methods of purchasing shares apply to Class A, Class B, and Class C shares.

CLASS B OF RIVERSOURCE ABSOLUTE RETURN CURRENCY AND INCOME FUND IS CURRENTLY CLOSED TO INVESTORS.

THROUGH AN ACCOUNT ESTABLISHED WITH YOUR FINANCIAL INSTITUTION

ALL REQUESTS        The financial institution through which you buy shares may have different policies not described in this prospectus,
                    including different minimum investment amounts and minimum account balances.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                                            S.10

THROUGH AN ACCOUNT ESTABLISHED WITH THE FUND

BY MAIL The financial institution through which you buy shares may establish an account directly with the fund. To establish an account in this fashion, complete a RiverSource funds account application with your financial advisor or investment professional, and mail the account application to the address below. Account applications may be requested by calling (888) 791-3380. Make your check payable to the fund. The fund does not accept cash, credit card convenience checks, money orders, traveler's checks, starter checks, third or fourth party checks, or other cash equivalents.

                    Mail your check and completed application to:

                    REGULAR MAIL   RIVERSOURCE INVESTMENTS (FUNDS)
                                   P.O. BOX 8041
                                   BOSTON, MA 02266-8041

                    EXPRESS MAIL   RIVERSOURCE INVESTMENTS (FUNDS)
                                   C/O BFDS
                                   30 DAN ROAD
                                   CANTON, MA 02021-2809

                    If you already have an account, include your name, account number and the name of the fund and class of shares along with your check. You can make scheduled investments in the fund by moving money from your checking account or savings account. See the Minimum Investment and Account Balance chart below for more information regarding scheduled investment plans.
--------------------------------------------------------------------------------

BY WIRE OR ACH      Fund shares purchased through the distributor may be paid
                    for by federal funds wire. Before sending a wire, call (888)
                    791-3380 to notify the distributor of the wire and to receive further instructions.

                    If you are establishing an account with a wire purchase, you are required to send a signed account application to the address above. Please include the wire control number or your new account number on the application.

                    Your bank or financial institution may charge additional fees for wire transactions.
--------------------------------------------------------------------------------

BY EXCHANGE         Call (888) 791-3380 or send signed written instructions to the address above.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

S.11

MINIMUM INVESTMENT AND ACCOUNT BALANCE

                                                            FOR ALL FUNDS,
                                                            CLASSES AND
                                                            ACCOUNTS          CLASS W
-------------------------------------------------------------------------------------
INITIAL INVESTMENT                                          $10,000           $500
-------------------------------------------------------------------------------------
ADDITIONAL INVESTMENTS                                      $100              None
-------------------------------------------------------------------------------------
ACCOUNT BALANCE*                                            $5,000            $500

 * If your fund account balance falls below the minimum account balance for any reason, including a market decline, you may be asked to increase it to the minimum account balance or establish a scheduled investment plan. If you do not do so within 30 days, your shares may be automatically redeemed and the proceeds mailed to you.
--------------------------------------------------------------------------------

MINIMUM INVESTMENT AND ACCOUNT BALANCE -- SCHEDULED INVESTMENT PLANS

                                                            FOR ALL FUNDS,
                                                            CLASSES AND
                                                            ACCOUNTS          CLASS W
-------------------------------------------------------------------------------------
INITIAL INVESTMENT                                          $10,000           $500
-------------------------------------------------------------------------------------
ADDITIONAL INVESTMENTS                                      $100              None
-------------------------------------------------------------------------------------
ACCOUNT BALANCE**                                           $5,000            $500

** If your fund account balance is below the minimum initial investment described above, you must make payments at least monthly.
--------------------------------------------------------------------------------

These minimums may be waived for accounts that are managed by an investment professional, for accounts held in approved discretionary or non-discretionary wrap programs, for accounts that are a part of an employer-sponsored retirement plan, or for other account types if approved by the distributor.

The fund reserves the right to modify its minimum account requirements at any time, with or without prior notice.

Please contact your financial institution for information regarding wire or electronic funds transfer.

EXCHANGING OR SELLING SHARES

You may exchange or sell shares by having your financial institution process your transaction. If your account is maintained directly with your financial institution, you must contact that financial institution to exchange or sell shares of the fund. If your account was established with the distributor, there are a variety of methods you may use to exchange or sell shares of the fund.

--------------------------------------------------------------------------------

                                                                            S.12

WAYS TO REQUEST AN EXCHANGE OR SALE OF SHARES

ACCOUNT ESTABLISHED WITH YOUR FINANCIAL INSTITUTION

ALL REQUESTS        You can exchange or sell shares by having your financial
                    institution process your transaction. The financial
                    institution through which you purchased shares may have
                    different policies not described in this prospectus,
                    including different transaction limits, exchange policies
                    and sale procedures.
--------------------------------------------------------------------------------

ACCOUNT ESTABLISHED WITH THE FUND

BY MAIL             Mail your exchange or sale request to:

                    REGULAR MAIL   RIVERSOURCE INVESTMENTS (FUNDS)
                                   P.O. BOX 8041
                                   BOSTON, MA 02266-8041

                    EXPRESS MAIL   RIVERSOURCE INVESTMENTS (FUNDS)
                                   C/O BFDS
                                   30 DAN ROAD
                                   CANTON, MA 02021-2809

                    Include in your letter:

                    - your name

                    - the name of the fund(s)

                    - your account number

                    - the class of shares to be exchanged or sold

                    - your Social Security number or Employer Identification
                      number

                    - the dollar amount or number of shares you want to exchange or sell

                    - specific instructions regarding delivery or exchange
                      destination

                    - signature(s) of registered account owner(s)

                    - any special documents the transfer agent may require in
                      order to process your order

                    Corporate, trust or partnership accounts may need to send additional documents.

                    Payment will be mailed to the address of record and made payable to the names listed on the account, unless your request specifies differently and is signed by all owners.

                    A Medallion Signature Guarantee is required if:

                    - Amount is over $50,000.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
S.13

BY MAIL (CONT.)
                    - You want your check made payable to someone other than
                      yourself.

                    - Your address has changed within the last 30 days.

                    - You want the check mailed to an address other than the
                      address of record.

                    - You want the proceeds sent to a bank account not on file.

                    - You are the beneficiary of the account and the account
                      owner is deceased (additional documents may be required).

                    A Medallion Signature Guarantee assures that a signature is genuine and not a forgery. The financial institution providing the Guarantee is financially liable for the transaction if the signature is a forgery. Eligible guarantors include commercial banks, trust companies, savings associations, and credit unions as defined by the Federal Deposit Insurance Act. Note: A guarantee from a notary public is not acceptable.

                    NOTE: Any express mail delivery charges you pay will vary depending on domestic or international delivery instructions.
--------------------------------------------------------------------------------

BY TELEPHONE        Call (888) 791-3380. Unless you elect not to have telephone exchange and sale privileges, they will automatically be available to you. Reasonable procedures will be used to confirm authenticity of telephone exchange or sale requests.
                    Telephone privileges may be modified or discontinued at any time. Telephone exchange and sale privileges automatically apply to all accounts except custodial, corporate or qualified retirement accounts. You may request that these privileges NOT apply by writing to the address above.

                    Payment will be mailed to the address of record and made payable to the names listed on the account.

                    Telephone sale requests are limited to $100,000 per day.
--------------------------------------------------------------------------------

BY WIRE OR ACH      You can wire money from your fund account to your bank
                    account. Make sure we have your bank account information on file. If we do not have this information, you will need to send written instructions with your bank's name and a voided check or savings account deposit slip.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                                            S.14

BY WIRE OR ACH
(CONT.)
                    Call (888) 791-3380 or send a letter of instruction, with a Medallion Signature Guarantee if required, to the address above.

                    A service fee may be charged against your account for each wire sent.

                    Minimum amount: $100

                    Your bank or financial institution may charge additional fees for wire transactions.
--------------------------------------------------------------------------------

BY SCHEDULED
PAYOUT PLAN         You may elect to receive regular periodic payments through an automatic sale of shares. See the SAI for more
                    information.
--------------------------------------------------------------------------------

IMPORTANT: Payments sent by a bank authorization or check that are not guaranteed may take up to ten days to clear. This may cause your sale request to fail to process if the requested amount includes unguaranteed funds.

EXCHANGES

Generally, you may exchange your fund shares for shares of the same class of any other publicly offered RiverSource fund without a sales charge. For complete information on the fund you are exchanging into, including fees and expenses, read that fund's prospectus carefully. Your exchange will be priced at the next NAV calculated after your transaction request is received in good order.

MARKET TIMING IS FREQUENT OR SHORT-TERM TRADING BY CERTAIN SHAREHOLDERS INTENDED TO PROFIT AT THE EXPENSE OF OTHER SHAREHOLDERS BY SELLING SHARES OF A FUND SHORTLY AFTER PURCHASE. MARKET TIMING MAY ADVERSELY IMPACT A FUND'S PERFORMANCE BY PREVENTING THE INVESTMENT MANAGER FROM FULLY INVESTING THE ASSETS OF THE FUND, DILUTING THE VALUE OF SHARES HELD BY LONG-TERM SHAREHOLDERS, OR INCREASING THE FUND'S TRANSACTION COSTS.

FUNDS THAT INVEST IN SECURITIES THAT TRADE INFREQUENTLY MAY BE VULNERABLE TO MARKET TIMERS WHO SEEK TO TAKE ADVANTAGE OF INEFFICIENCIES IN THE SECURITIES MARKETS. FUNDS THAT INVEST IN SECURITIES THAT TRADE ON OVERSEAS SECURITIES MARKETS MAY BE VULNERABLE TO MARKET TIMERS WHO SEEK TO TAKE ADVANTAGE OF CHANGES IN THE VALUES OF SECURITIES BETWEEN THE CLOSE OF OVERSEAS MARKETS AND THE CLOSE OF U.S. MARKETS, WHICH IS GENERALLY THE TIME AT WHICH A FUND'S NAV IS CALCULATED. TO THE EXTENT THAT A FUND HAS SIGNIFICANT HOLDINGS OF SMALL CAP STOCKS, HIGH YIELD BONDS, TAX-EXEMPT SECURITIES OR FOREIGN SECURITIES, THE RISKS OF MARKET TIMING MAY BE GREATER FOR THE FUND THAN FOR OTHER FUNDS. SEE "PRINCIPAL INVESTMENT STRATEGIES" FOR A DISCUSSION OF THE TYPES OF SECURITIES IN WHICH YOUR FUND INVESTS.

--------------------------------------------------------------------------------
S.15

SEE "VALUING FUND SHARES" FOR A DISCUSSION OF THE RIVERSOURCE FUNDS' POLICY ON FAIR VALUE PRICING, WHICH IS INTENDED, IN PART, TO REDUCE THE FREQUENCY AND EFFECT OF MARKET TIMING.

THE RIVERSOURCE FUNDS' BOARDS HAVE ADOPTED A POLICY THAT IS DESIGNED TO DETECT AND DETER MARKET TIMING THAT MAY BE HARMFUL TO THE FUNDS. EACH FUND SEEKS TO ENFORCE THIS POLICY THROUGH ITS SERVICE PROVIDERS AS FOLLOWS:

- The fund tries to distinguish market timing from trading that it believes is not harmful, such as periodic rebalancing for purposes of asset allocation or dollar cost averaging. Under the fund's procedures, there is no set number of transactions in the fund that constitutes market timing. Even one purchase and subsequent sale by related accounts may be market timing. Generally, the fund seeks to restrict the exchange privilege of an investor who makes more than three exchanges into or out of the fund in any 90-day period. Accounts held by a retirement plan or a financial institution for the benefit of its participants or clients, which typically engage in daily transactions, are not subject to this limit, although the fund seeks the assistance of financial institutions in applying similar restrictions on the sub-accounts of their participants or clients.

- If an investor's trading activity is determined to be market timing or otherwise harmful to existing shareholders, the fund reserves the right to modify or discontinue the investor's exchange privilege or reject the investor's purchases or exchanges, including purchases or exchanges accepted by a financial institution. The fund may treat accounts it believes to be under common control as a single account for these purposes, although it may not be able to identify all such accounts.

- Although the fund does not knowingly permit market timing, it cannot guarantee that it will be able to identify and restrict all short-term trading activity. The fund receives purchase and sale orders through financial institutions where market timing activity may not always be successfully detected.

Other exchange policies:

- Exchanges must be made into the same class of shares of the new fund.

- Exchanges into RiverSource Tax-Exempt Money Market Fund may be made only from Class A shares.

- If your exchange creates a new account, it must satisfy the minimum investment amount for new purchases.

- Once the fund receives your exchange request, you cannot cancel it.

- Shares of the new fund may not be used on the same day for another exchange or sale.

--------------------------------------------------------------------------------

                                                                            S.16

- Shares of the Class W originally purchased, but no longer held in a discretionary managed account, may not be exchanged for Class W shares of another fund. You may continue to hold these shares in the fund. Changing your investment to a different fund will be treated as a sale and purchase, and you will be subject to applicable taxes on the sale and sales charges on the purchase of the new fund.

SELLING SHARES

You may sell your shares at any time. The payment will be sent within seven days after your request is received in good order.

When you sell shares, the amount you receive may be more or less than the amount you invested. Your sale price will be the next NAV calculated after your request is received in good order, minus any applicable CDSC.

REPURCHASES. You can change your mind after requesting a sale and use all or part of the sale proceeds to purchase new shares in the same account, fund and class from which you sold. If you reinvest in Class A, you will purchase the new shares at NAV, up to the amount of the sale proceeds, instead of paying a sales charge on the date of a new purchase. If you reinvest in Class B or Class C, any CDSC you paid on the amount you are reinvesting also will be reinvested. In order for you to take advantage of this repurchase waiver, you must notify your financial institution within 90 days of the date your sale request was processed. Contact your financial institution for information on required documentation. The repurchase privilege may be modified or discontinued at any time and use of this option may have tax consequences.

Each fund reserves the right to redeem in kind.

For more details and a description of other sales policies, please see the SAI.

VALUING FUND SHARES

For classes of shares sold with an initial sales charge, the public offering or purchase price is the net asset value plus the sales charge. For funds or classes of shares sold without an initial sales charge, the public offering price is the NAV.

Orders in good form are priced at the NAV next determined after you place your order. Good form or good order means that your instructions have been received in the form required by the fund. This may include, for example, providing the fund name and account number, the amount of the transaction and all required signatures. For more information, contact your financial institution.

--------------------------------------------------------------------------------

S.17

The NAV is the value of a single share of a fund. The NAV is determined by dividing the value of a fund's assets, minus any liabilities, by the number of shares outstanding. The NAV is calculated as of the close of business on the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time, on each day that the NYSE is open. Securities are valued primarily on the basis of market quotations. Market quotations are obtained from outside pricing services approved and monitored under procedures adopted by the Board. Certain short-term securities with maturities of 60 days or less are valued at amortized cost.

When reliable market quotations are not readily available, investments are priced at fair value based on procedures adopted by the Board. These procedures are also used when the value of an investment held by a fund is materially affected by events that occur after the close of a securities market but prior to the time as of which the fund's NAV is determined. Valuing investments at fair value involves reliance on judgment. The fair value of an investment is likely to differ from any available quoted or published price. To the extent that a fund has significant holdings of foreign securities, small cap stocks, high yield bonds or tax-exempt securities that may trade infrequently, fair valuation may be used more frequently than for other funds. The funds use an unaffiliated service provider to assist in determining fair values for foreign securities.

Foreign investments are valued in U.S. dollars. Some of a fund's securities may be listed on foreign exchanges that trade on weekends or other days when the fund does not price its shares. In that event, the NAV of the fund's shares may change on days when shareholders will not be able to purchase or sell the fund's shares.

DISTRIBUTIONS AND TAXES

As a shareholder you are entitled to your share of your fund's net income and net gains. Each fund distributes dividends and capital gains to qualify as a regulated investment company and to avoid paying corporate income and excise taxes.

DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS

Your fund's net investment income is distributed to you as dividends. Dividends may be composed of qualifying dividend income, which is eligible for preferential tax rates under current tax law, as well as other ordinary dividend income, which may include non-qualifying dividends, interest income and short-term capital gains. Because of the types of income earned by fixed income funds, it is unlikely those funds will distribute qualifying dividend income. Capital gains are realized when a security is sold for a higher price than was paid for it. Each realized capital gain or loss is long-term or short-term depending on the length of time the fund held the security. Realized capital gains and losses offset each other. The fund offsets any net realized capital gains by any available capital loss carryovers. Net short-term capital gains are included in net investment income. Net realized long-term capital gains, if any, are distributed by the end of the calendar year as capital gain distributions.

--------------------------------------------------------------------------------

                                                                            S.18

REINVESTMENTS

Dividends and capital gain distributions are automatically reinvested in additional shares in the same class of the fund, unless you request distributions in cash. The financial institution through which you purchased shares may have different policies.

Distributions are reinvested at the next calculated NAV after the distribution is paid. If you choose cash distributions, you will receive cash only for distributions declared after your request has been processed.

TAXES

If you buy shares shortly before the record date of a distribution, you may pay taxes on money earned by the fund before you were a shareholder. You will pay the full pre-distribution price for the shares, then receive a portion of your investment back as a distribution, which may be taxable.

For tax purposes, an exchange is considered a sale and purchase, and may result in a gain or loss. A sale is a taxable transaction. Generally, if you sell shares for less than their cost, the difference is a capital loss or if you sell shares for more than their cost, the difference is a capital gain. Your gain may be short term (for shares held for one year or less) or long term (for shares held for more than one year).

You may not create a tax loss, based on paying a sales charge, by exchanging shares before the 91st day after the day of purchase. If you buy Class A shares and exchange into another fund before the 91st day after the day of purchase, you may not include the sales charge in your calculation of tax gain or loss on the sale of the first fund you purchased. The sales charge may be included in the calculation of your tax gain or loss on a subsequent sale of the second fund you purchased. For more information, see the SAI.

Distributions of shares not held in IRAs or other retirement accounts are subject to federal income tax and may be subject to state and local taxes in the year they are declared. You must report distributions on your tax returns, even if they are reinvested in additional shares.

Income received by a fund may be subject to foreign tax and withholding. Tax conventions between certain countries and the U.S. may reduce or eliminate these taxes.

Shares held in an IRA or qualified retirement account are generally subject to different tax rules. Taking a distribution from your IRA or qualified retirement plan may subject you to federal taxes, penalties and reporting requirements. Please consult your tax advisor.

IMPORTANT: This information is a brief and selective summary of some of the tax rules that apply to an investment in a fund. Because tax matters are highly individual and complex, you should consult a qualified tax advisor.

--------------------------------------------------------------------------------

S.19

GENERAL INFORMATION

AVAILABILITY AND TRANSFERABILITY OF FUND SHARES

Please consult your financial institution to determine availability of RiverSource funds. Currently, RiverSource funds may be purchased or sold through affiliated broker-dealers of RiverSource Investments and through certain unaffiliated financial institutions. If you set up an account at a financial institution that does not have, and is unable to obtain, a selling agreement with the distributor of the RiverSource funds, you will not be able to transfer RiverSource fund holdings to that account. In that event, you must either maintain your RiverSource fund holdings with your current financial institution, find another financial institution with a selling agreement, or sell your shares, paying any applicable CDSC. Please be aware that transactions in taxable accounts are taxable events and may result in income tax liability.

ADDITIONAL SERVICES AND COMPENSATION

In addition to acting as the fund's investment manager, RiverSource Investments and its affiliates also receive compensation for providing other services to the funds.

Administration Services. Ameriprise Financial, 200 Ameriprise Financial Center, Minneapolis, Minnesota 55474, provides or compensates others to provide administrative services to the RiverSource funds. These services include administrative, accounting, treasury, and other services. Fees paid by a fund for these services are included under "Other expenses" in the expense table under "Fees and Expenses."

Custody Services. Ameriprise Trust Company, 200 Ameriprise Financial Center, Minneapolis, Minnesota 55474 (Ameriprise Trust Company), provides custody services to RiverSource Absolute Return Currency and Income Fund. The Bank of New York, One Wall Street, New York, New York, 10286 (BNY), provides custody to RiverSource 120/20 Contrarian Equity Fund and RiverSource 130/30 U.S. Equity Fund. In addition, Ameriprise Trust Company and BNY are paid for certain transaction fees and out-of-pocket expenses incurred while providing services to the funds. Fees paid by a fund for these services are included under "Other expenses" in the expense table under "Fees and Expenses."

--------------------------------------------------------------------------------

                                                                            S.20

Distribution and Shareholder Services. RiverSource Distributors, Inc., 50611 Ameriprise Financial Center, Minneapolis, Minnesota 55474, (the distributor or RiverSource Distributors), provides underwriting and distribution services to the RiverSource funds. Under the Distribution Agreement and related distribution and shareholder servicing plans, the distributor receives distribution and shareholder servicing fees. The distributor may retain a portion of these fees to support its distribution and shareholder servicing activity. The distributor re-allows the remainder of these fees (or the full fee) to the financial institutions that sell fund shares and provide services to shareholders. Fees paid by a fund for these services are set forth under "Distribution (12b-1) fees" in the expense table under "Fees and Expenses." More information on how these fees are used is set forth under "Investment Options -- Classes of Shares" and in the SAI. The distributor also administers any sales charges paid by an investor at the time of purchase or at the time of sale. See "Shareholder Fees (fees paid directly from your investment)" under "Fees and Expenses" for the scheduled sales charge of each share class. See "Buying and Selling Shares:
Sales Charges" for variations in the scheduled sales charges, and for how these sales charges are used by the distributor. See "Other Investment Strategies and Risks" for the RiverSource funds' policy regarding directed brokerage.

Transfer Agency Services. RiverSource Service Corporation, 734 Ameriprise Financial Center, Minneapolis, Minnesota 55474 (the transfer agent or RiverSource Service Corporation), provides or compensates others to provide transfer agency services to the RiverSource funds. The RiverSource funds pay the transfer agent a fee that varies by class, as set forth in the SAI, and reimburses the transfer agent for its out-of-pocket expenses incurred while providing these transfer agency services to the funds. Fees paid by a fund for these services are included under "Other expenses" in the expense table under "Fees and Expenses." RiverSource Service Corporation pays a portion of these fees to financial institutions that provide sub-recordkeeping and other services to fund shareholders. The SAI provides additional information about the services provided and the fee schedules for the transfer agent agreements.

Plan Administration Services. Under a Plan Administration Services Agreement the fund pays for plan administration services, including services such as implementation and conversion services, account set-up and maintenance, reconciliation and account recordkeeping, education services and administration to various plan types, including 529 plans, retirement plans and Health Savings Accounts (HSAs). Fees paid by a fund for these services are included under "Other expenses" in the expense table under "Fees and Expenses."

PAYMENTS TO FINANCIAL INSTITUTIONS

The distributor and its affiliates make or support additional cash payments out of their own resources (including profits earned from providing services to the fund) to financial institutions, including inter-company allocation of resources or

--------------------------------------------------------------------------------
S.21
payments to affiliated broker-dealers, in connection with agreements between the distributor and financial institutions pursuant to which these financial institutions sell fund shares and provide services to their clients who are shareholders of the fund. These payments and intercompany allocations (collectively, "payments") do not change the price paid by investors in the fund or fund shareholders for the purchase or ownership of fund shares of the fund, and these payments are not reflected in the fees and expenses of the fund, as they are not paid by the fund.

In exchange for these payments, a financial institution may elevate the prominence or profile of the fund within the financial institution's organization, and may provide the distributor and its affiliates with preferred access to the financial institution's registered representatives or preferred access to the financial institution's customers. These arrangements are sometimes referred to as marketing and/or sales support payments, program and/or shareholder servicing payments, or revenue sharing payments. These arrangements create potential conflicts of interest between a financial institution's pecuniary interest and its duties to its customers, for example, if the financial institution receives higher payments from the sale of a certain fund than it receives from the sale of other funds, the financial institution or its representatives may be incented to recommend or sell shares of the fund where it receives or anticipates receiving the higher payment instead of other investment options that may be more appropriate for the customer. Employees of Ameriprise Financial and its affiliates, including employees of affiliated broker-dealers, may be separately incented to recommend or sell shares of the fund, as employee compensation and business unit operating goals at all levels are tied to the company's success. Certain employees, directly or indirectly, may receive higher compensation and other benefits as investment in the fund increases. In addition, management, sales leaders and other employees may spend more of their time and resources promoting Ameriprise Financial and its subsidiary companies, including RiverSource Investments, and the distributor, and the products they offer, including the fund.

These payments are typically negotiated based on various factors including, but not limited to, the scope and quality of the services provided by the financial institution, its reputation in the industry, its ability to attract and retain assets, its access to target markets, its customer relationships, the profile the fund may obtain within the financial institution, and the access the distributor or other representatives of the fund may have within the financial institution for advertisement or education, including opportunities to present at or sponsor conferences for the registered representatives of the financial institution and its customers.

--------------------------------------------------------------------------------

                                                                            S.22

These payments are usually calculated based on a percentage of fund assets owned through the financial institution and/or as a percentage of fund sales attributable to the financial institution. Certain financial institutions require flat fees instead of, or in addition to, these asset-based fees as compensation for including or maintaining a fund on their platforms, and, in certain situations, may require the reimbursement of ticket or operational charges -- fees that a financial institution charges its registered representatives for effecting transactions in the fund. The amount of payment varies by financial institution (e.g., initial platform set-up fees, ongoing maintenance or service fees, or asset or sales based fees). The amount of payments also varies by the type of sale. For instance, purchases of one type of fund may warrant a greater or lesser amount of payments than purchases of another type of fund. Additionally, sale and maintenance of shares on a retail basis may result in a greater or lesser amount of payments than for the sale and maintenance of shares made through a plan, wrap or other fee-based program. Payments to affiliates may include payments as compensation to employees of RiverSource Investments who are licensed by the distributor in respect of certain sales and solicitation activity on behalf of the fund. These payments may be and often are significant. Additional information concerning the amount and calculation of these payments is available in the fund's SAI.

Payments to affiliated broker-dealers are within the range of the payments the distributor pays to similarly-situated third party financial institutions and the payments such affiliated broker-dealers receive from third party fund sponsors related to the sale of their sponsored funds. However, because of the large amount of RiverSource fund assets (in aggregate) currently held in customer accounts of the affiliated broker-dealers, the distributor and its affiliates, in the aggregate, pay significantly more in absolute dollars than other third-party fund sponsors pay to the affiliated broker-dealers for the sale and servicing of their sponsored funds. This level of payment creates potential conflicts of interest which the affiliated broker-dealers seek to mitigate by disclosure and implementation of internal controls, as well as the rules and regulations of applicable regulators.

From time to time, to the extent permitted by SEC and NASD rules and by other applicable laws and regulations, the distributor and its affiliates may make other reimbursements or payments to financial institutions or their registered representatives, including non-cash compensation, in the form of gifts of nominal value, occasional meals, tickets, or other entertainment, support for due diligence trips, training and educational meetings or conference sponsorships, support for recognition programs, and other forms of non-cash compensation permissible under regulations to which these financial institutions and their representatives are subject. To the extent these are made as payments instead of reimbursement, they may provide profit to the financial institution to the extent the cost of such services was less than the actual expense of the service.

--------------------------------------------------------------------------------

S.23

The financial institution through which you are purchasing or own shares of the fund has been authorized directly or indirectly by the distributor to sell the fund and/or to provide services to you as a shareholder of the fund. Investors and current shareholders may wish to take such payment arrangements into account when considering and evaluating any recommendations they receive relating to fund shares. If you have questions regarding the specific details regarding the payments your financial institution may receive from the distributor or its affiliates related to your purchase or ownership of the fund, please contact your financial institution. The SAI contains additional detail regarding payments made by the distributor to financial institutions.

The payments described in this section are in addition to fees paid by the fund to the distributor under 12b-1 plans, which fees may be used to compensate financial institutions for the distribution of fund shares and the servicing of fund shareholders, or paid by the fund to the transfer agent under the transfer agent agreement or plan administration agreement, which fees may be used to support networking or servicing fees to compensate financial institutions for supporting shareholder account maintenance, sub-accounting, plan recordkeeping or other services provided directly by the financial institution to shareholders or plans and plan participants, including retirement plans, 529 plans, Health Savings Account plans, or other plans, where participants beneficially own shares of the fund.

Financial institutions may separately charge you additional fees. See "Buying and Selling Shares."

ADDITIONAL MANAGEMENT INFORMATION

MANAGER OF MANAGERS EXEMPTION. The RiverSource funds have received an order from the Securities and Exchange Commission that permits RiverSource Investments, subject to the approval of the Board, to appoint a subadviser or change the terms of a subadvisory agreement for a fund without first obtaining shareholder approval. The order permits the fund to add or change unaffiliated subadvisers or change the fees paid to subadvisers from time to time without the expense and delays associated with obtaining shareholder approval of the change.

Before certain fixed income funds may rely on the order, holders of a majority of the fund's outstanding voting securities will need to approve operating the fund in this manner. There is no assurance shareholder approval will be received, and no changes will be made without shareholder approval until that time. For more information, see the SAI.

--------------------------------------------------------------------------------

                                                                            S.24

RiverSource Investments or its affiliates may have other relationships, including significant financial relationships, with current or potential subadvisers or their affiliates, which may create a conflict of interest. In making recommendations to the Board to appoint or to change a subadviser, or to change the terms of a subadvisory agreement, RiverSource Investments does not consider any other relationship it or its affiliates may have with a subadviser, and RiverSource Investments discloses the nature of any material relationships it has with a subadviser to the Board.

AFFILIATED PRODUCTS. RiverSource Investments also serves as investment manager to RiverSource funds that provide asset-allocation services to shareholders by investing in shares of other RiverSource funds (Funds of Funds) and to discretionary managed accounts (collectively referred to as "affiliated products"). A fund may experience relatively large purchases or redemptions from the affiliated products. Although RiverSource Investments seeks to minimize the impact of these transactions by structuring them over a reasonable period of time or through other measures, a fund may experience increased expenses as it buys and sells securities to manage transactions for the affiliated products. In addition, because the affiliated products may own a substantial portion of a fund, a redemption by one or more affiliated product could cause a fund's expense ratio to increase as the fund's fixed costs would be spread over a smaller asset base. RiverSource Investments monitors expense levels and is committed to offering funds that are competitively priced. RiverSource Investments will report to the Board on the steps it has taken to manage any potential conflicts.

CASH RESERVES. A fund may invest its daily cash balance in RiverSource Short-Term Cash Fund (Short-Term Cash Fund), a money market fund established for the exclusive use of the RiverSource funds and other institutional clients of RiverSource Investments. While Short-Term Cash Fund does not pay an advisory fee to RiverSource Investments, it does incur other expenses, and is expected to operate at a very low expense ratio. A fund will invest in Short-Term Cash Fund only to the extent it is consistent with the fund's investment objectives and policies. Short-Term Cash Fund is not insured or guaranteed by the FDIC or any other government agency.

FUND HOLDINGS DISCLOSURE. The Board has adopted policies and procedures that govern the timing and circumstances of disclosure to shareholders and third parties of information regarding the securities owned by a fund. A description of these policies and procedures is included in the SAI.

--------------------------------------------------------------------------------

S.25

LEGAL PROCEEDINGS. Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the fund. Information regarding certain pending and settled legal proceedings may be found in the Fund's shareholder reports and in the SAI. Additionally, Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

--------------------------------------------------------------------------------

                                                                            S.26

RiverSource Funds can be purchased from authorized financial institutions. The fund can be found under the "RiverSource" banner in most mutual fund quotations.


Additional information about the fund and its investments is available in the fund's SAI. The SAI is incorporated by reference in this prospectus. For a free copy of the SAI, or to request other information about the fund, contact RiverSource Funds or your financial institution. To make a shareholder inquiry, contact the financial institution through whom you purchased the fund.

RiverSource Funds
734 Ameriprise Financial Center
Minneapolis, MN 55474
(888) 791-3380

RiverSource Funds information available at RiverSource Investments website address: riversource.com/funds

You may review and copy information about the fund, including the SAI, at the Securities and Exchange Commission's (Commission) Public Reference Room in Washington, D.C. (for information about the public reference room call 1-202-551-8090). Reports and other information about the fund are available on the EDGAR Database on the Commission's Internet site at www.sec.gov. Copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing to the Public Reference Section of the Commission, Washington, D.C. 20549-0102.

RiverSource Global Series, Inc.

Investment Company Act File # 811-5696

RiverSource Series Trust

Investment Company Act File # 811-21852


TICKER SYMBOL
RiverSource 120/20 Contrarian Equity Fund
Class A: -- RCEAX     Class B: --           Class C: -- RECCX
Class I: --           Class R5: -- RCERX
RiverSource 130/30 U.S. Equity Fund
Class A: -- RUSAX     Class B: --           Class C: -- RUSCX
Class I: --           Class R5: -- RUSRX
RiverSource Absolute Return Currency and Income Fund
Class A: -- RARAX     Class B: --           Class C: -- RARCX     Class I: RVAIX
Class R4: --          Class R5: -- RARRX    Class W: -- RACWX



(RIVERSOURCE INVESTMENTS LOGO)                               S-6502-99 E (12/07)

Prospectus

                                                  (RIVERSOURCE INVESTMENTS LOGO)

RIVERSOURCE(R)
EMERGING MARKETS FUND

PROSPECTUS DEC. 28, 2007

RIVERSOURCE EMERGING MARKETS FUND SEEKS TO PROVIDE SHAREHOLDERS WITH LONG-TERM CAPITAL GROWTH.

Classes A, B, C, I and R4

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus.
Any representation to the contrary is a criminal offense.

You may qualify for sales charge discounts on purchases of Class A shares. Please notify your financial institution if you have other accounts holding shares of RiverSource funds to determine whether you qualify for a sales charge discount. See "Buying and Selling Shares" for more information.

 NOT FDIC INSURED - MAY LOSE VALUE - NO BANK GUARANTEE

TABLE OF CONTENTS


THE FUND....................................................      3P
Objective...................................................      3p
Principal Investment Strategies.............................      3p
Principal Risks.............................................      4p
Past Performance............................................      7p
Fees and Expenses...........................................     10p
Other Investment Strategies and Risks.......................     12p
Fund Management and Compensation............................     13p
FINANCIAL HIGHLIGHTS........................................     15P
BUYING AND SELLING SHARES...................................     S.1
Description of Share Classes................................     S.1
   Investment Options -- Classes of Shares .................     S.1
   Sales Charges............................................     S.5
   Opening an Account.......................................    S.10
Exchanging or Selling Shares................................    S.13
   Exchanges................................................    S.15
   Selling Shares...........................................    S.17
VALUING FUND SHARES.........................................    S.17
DISTRIBUTIONS AND TAXES.....................................    S.18
Dividends and Capital Gain Distributions....................    S.19
Reinvestments...............................................    S.19
Taxes.......................................................    S.19
GENERAL INFORMATION.........................................    S.20


--------------------------------------------------------------------------------

2P RIVERSOURCE EMERGING MARKETS FUND -- 2007 PROSPECTUS

THE FUND

OBJECTIVE

RiverSource Emerging Markets Fund (the Fund) seeks to provide shareholders with long-term capital growth. Because any investment involves risk, there is no assurance this objective can be achieved. Only shareholders can change the Fund's objective.

PRINCIPAL INVESTMENT STRATEGIES

The Fund's assets are primarily invested in equity securities of emerging markets companies. Emerging markets are countries characterized as developing or emerging by either the World Bank or the United Nations. Under normal market conditions, at least 80% of the Fund's net assets will be invested in securities of companies that are located in emerging markets countries, or that earn 50% or more of their total revenues from goods or services produced in emerging market countries or from sales made in emerging markets countries. The Fund will provide shareholders with at least 60 days' notice of any change in the 80% policy.

RiverSource Investments, LLC (RiverSource Investments) serves as the investment manager to the Fund and is responsible for oversight of the subadviser, Threadneedle International Limited (Threadneedle), an indirect wholly-owned subsidiary of Ameriprise Financial, Inc.

Threadneedle chooses investments by:

- Deploying an integrated approach to equity research that incorporates regional analyses, a global sector strategy, and stock specific perspectives.

- Conducting detailed research on companies in a consistent strategic and macroeconomic framework.

- Looking for catalysts of change and identifying the factors driving markets, which will vary over economic and market cycles.

- Implementing rigorous risk control processes that seek to ensure that the risk and return characteristics of the Fund's portfolio are consistent with established portfolio management parameters.

Using the global sector strategy, the Fund's portfolio management team constructs the portfolio by selecting geographic regions in which to invest and by investing in most of the stocks on two core lists of holdings, the Largest Companies List and the Preferred List. In addition, the portfolio will hold other securities selected by the portfolio management team. These discretionary holdings will typically make up a much smaller portion of the Fund.

--------------------------------------------------------------------------------

                         RIVERSOURCE EMERGING MARKETS FUND -- 2007 PROSPECTUS 3P

- The Largest Companies List includes the largest stocks in the Fund's benchmark, the Morgan Stanley Capital International (MSCI) Emerging Markets Index. Threadneedle's research on regions, sectors, and specific companies is used to determine recommended weightings for each stock.

- The Preferred List includes the stocks not included in the Largest Companies List that represent the best ideas generated by Threadneedle's research area. Stocks on the Preferred List are selected by:

  - Evaluating the opportunities and risks within regions and sectors;

  - Assessing valuations; and

  - Evaluating one or more of the following: balance sheets and cash flows, the demand for a company's products or services, its competitive position, or its management.

 The Fund will normally be overweight in the stocks on the Preferred List compared to the benchmark.

- Discretionary holdings are selected by the individual portfolio management team based on the same criteria used to generate the Preferred List. These stocks are assigned ratings based on their perceived ability to outperform within their sector. The team typically selects the highest rated stocks outside the core category.

A number of factors may prompt the portfolio management team to sell securities. A sale may result from a change in the composition of the Fund's benchmark or a change in sector strategy. A sale may also be prompted by factors specific to a stock, such as valuation or company fundamentals.

The Fund will normally have exposure to foreign currencies. The portfolio management team closely monitors the Fund's exposure to foreign currency. From time to time the team may use forward currency transactions or other derivative instruments to hedge against currency fluctuations.

PRINCIPAL RISKS

This Fund is designed for long-term investors with above-average risk tolerance. Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:

ACTIVE MANAGEMENT RISK. The Fund is actively managed and its performance therefore will reflect in part the ability of the portfolio managers to select securities and to make investment decisions that are suited to achieving the Fund's investment objective. Due to its active management, the Fund could underperform other mutual funds with similar investment objectives.

--------------------------------------------------------------------------------

4P RIVERSOURCE EMERGING MARKETS FUND -- 2007 PROSPECTUS

DERIVATIVES RISK. Derivatives are financial instruments that have a value which depends upon, or is derived from, the value of something else, such as one or more underlying securities, pools of securities, options, futures, indexes or currencies. Gains or losses involving derivative instruments may be substantial, because a relatively small price movement in the underlying security(ies), instrument, currency or index may result in a substantial gain or loss for the Fund. Derivative instruments in which the Fund invests will typically increase the Fund's exposure to Principal Risks to which it is otherwise exposed, and may expose the Fund to additional risks, including counterparty credit risk, hedging risk, correlation risk, liquidity risk, and leverage risk. Counterparty credit risk is the risk that a counterparty to the derivative instrument becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, and the Fund may obtain no recovery of its investment or may only obtain a limited recovery, and any recovery may be delayed. Hedging risk is the risk that derivative instruments used to hedge against an opposite position may offset losses, but they may also offset gains. Correlation risk is related to hedging risk and is the risk that there may be an incomplete correlation between the hedge and the opposite position, which may result in increased or unanticipated losses. Liquidity risk is the risk that the derivative instrument may be difficult or impossible to sell or terminate, which may cause the Fund to be in a position to do something the investment manager would not otherwise choose, including accepting a lower price for the derivative instrument, selling other investments or foregoing another, more appealing investment opportunity. Leverage risk is the risk that losses from the derivative instrument may be greater than the amount invested in the derivative instrument. Certain derivatives have the potential for unlimited losses, regardless of the size of the initial investment. See the SAI for more information on derivative instruments and related risks.

FOREIGN/EMERGING MARKETS RISK. The following are all components of foreign/emerging markets risk:

Country risk includes the political, economic, and other conditions of the country. These conditions include lack of publicly available information, less government oversight (including lack of accounting, auditing, and financial reporting standards), the possibility of government-imposed restrictions, and even the nationalization of assets. The liquidity of foreign investments may be more limited than for most U.S. investments, which means that, at times it may be difficult to sell foreign securities at desirable prices.

Currency risk results from the constantly changing exchange rate between local currency and the U.S. dollar. Whenever the Fund holds securities valued in a foreign currency or holds the currency, changes in the exchange rate add to or subtract from the value of the investment.

--------------------------------------------------------------------------------

                         RIVERSOURCE EMERGING MARKETS FUND -- 2007 PROSPECTUS 5P

Custody risk refers to the process of clearing and settling trades. It also covers holding securities with local agents and depositories. Low trading volumes and volatile prices in less developed markets make trades harder to complete and settle. Local agents are held only to the standard of care of the local market. Governments or trade groups may compel local agents to hold securities in designated depositories that are not subject to independent evaluation. The less developed a country's securities market is, the greater the likelihood of problems occurring.

Emerging markets risk includes the dramatic pace of change (economic, social and political) in these countries as well as the other considerations listed above. These markets are in early stages of development and are extremely volatile. They can be marked by extreme inflation, devaluation of currencies, dependence on trade partners, and hostile relations with neighboring countries.

GEOGRAPHIC CONCENTRATION RISK. The Fund may be particularly susceptible to economic, political or regulatory events affecting companies and countries within the specific geographic region in which the Fund focuses its investments. Currency devaluations could occur in countries that have not yet experienced currency devaluation to date, or could continue to occur in countries that have already experienced such devaluations. As a result, the Fund may be more volatile than a more geographically diversified fund.

ISSUER RISK. An issuer may perform poorly, and therefore, the value of its stocks and bonds may decline. Poor performance may be caused by poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures or other factors.

MARKET RISK. The market value of securities may fall or fail to rise. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. The market value of securities may fluctuate, sometimes rapidly and unpredictably. This risk is generally greater for small and mid-sized companies, which tend to be more vulnerable to adverse developments. In addition, focus on a particular style, for example, investment in growth or value securities, may cause the Fund to underperform other mutual funds if that style falls out of favor with the market.

SECTOR RISK. Investments that are concentrated in a particular issuer, geographic region or sector will be more susceptible to changes in price. The more a fund diversifies, the more it spreads risk and potentially reduces the risks of loss and volatility.

--------------------------------------------------------------------------------

6P RIVERSOURCE EMERGING MARKETS FUND -- 2007 PROSPECTUS

SMALL AND MID-SIZED COMPANY RISK. Investments in small and medium companies often involve greater risks than investments in larger, more established companies because small and medium companies may lack the management experience, financial resources, product diversification, experience and competitive strengths of larger companies. Additionally, in many instances the securities of small and medium companies are traded only over-the-counter or on regional securities exchanges and the frequency and volume of their trading is substantially less and may be more volatile than is typical of larger companies.

PAST PERFORMANCE

The following bar chart and table provide some illustration of the risks of investing in the Fund by showing, respectively:

- how the Fund's performance has varied for each full calendar year shown on the bar chart; and

- how the Fund's average annual total returns compare to recognized indexes shown on the table.

Both the bar chart and the table assume that all distributions have been reinvested. The performance of different classes varies because of differences in sales charges and other fees and expenses. How the Fund has performed in the past (before and after taxes) does not indicate how the Fund will perform in the future. Performance reflects any fee waivers/expense caps in effect for the periods reported. In the absence of such fee waivers/expense caps, performance would have been lower. See "Fees and Expenses" for any current fee waivers/expense caps.

Bar Chart. Class A share information is shown in the bar chart; the sales charge for Class A shares is not reflected in the bar chart.

Table. The table shows total returns from hypothetical investments in Class A, Class B, Class C, Class I and Class R4 shares of the Fund. These returns are compared to the indexes shown for the same periods. For purposes of the performance calculation in the table we assumed:

- the maximum sales charge for Class A shares;

- sales at the end of the period and deduction of the applicable contingent deferred sales charge (CDSC) for Class B and Class C shares;

- no sales charge for Class I and Class R4 shares; and

- with the exception of Class A shares, no adjustments for taxes paid by an investor on the reinvested income and capital gains.

--------------------------------------------------------------------------------

                         RIVERSOURCE EMERGING MARKETS FUND -- 2007 PROSPECTUS 7P

AFTER-TAX RETURNS

After-tax returns are shown only for Class A shares. After-tax returns for the other classes will vary. After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns will depend on your tax situation and most likely will differ from the returns shown in the table. If you hold your shares in a tax-deferred account, such as a 401(k) plan or an IRA, the after-tax returns do not apply to you since you will not incur taxes until you begin to withdraw from your account.

The return after taxes on distributions for a period may be the same as the return before taxes for the same period if there were no distributions or if the distributions were small. The return after taxes on distributions and sale of Fund shares for a period may be greater than the return before taxes for the same period if there was a tax loss realized on sale of Fund shares. The benefit of the tax loss (since it can be used to offset other gains) may result in a higher return.

--------------------------------------------------------------------------------
                           CLASS A SHARE PERFORMANCE
                           (BASED ON CALENDAR YEARS)

                                  (BAR CHART)

              +6.26%     -30.26%    +79.03%    -33.03%    -3.85%     -3.06%     +40.60%    +24.44%    +34.10%    +34.25%
               1997       1998       1999       2000       2001       2002       2003       2004       2005       2006


During the periods shown in the bar chart, the highest return for a calendar quarter was +37.49% (quarter ended Dec. 31, 1999) and the lowest return for a calendar quarter was -27.03% (quarter ended Sept. 30, 1998).


The 5.75% sales charge applicable to Class A shares of the Fund is not reflected in the bar chart; if reflected, returns would be lower than those shown. The performance of other classes may vary from that shown because of differences in expenses.


The Fund's Class A year-to-date return at Sept. 30, 2007 was +30.68%.


The Fund formerly was a "feeder" fund in a master/feeder arrangement where the Fund invested all of its assets in a corresponding "master" fund with an identical investment objective and investment strategies. As of Nov. 8, 2005, the Fund became a stand-alone fund that invests directly in a portfolio of securities. The information shown in the table and in the financial highlights for the Fund includes the activity of the Fund when it was a feeder in a master/feeder arrangement.

--------------------------------------------------------------------------------

8P RIVERSOURCE EMERGING MARKETS FUND -- 2007 PROSPECTUS

AVERAGE ANNUAL TOTAL RETURNS (FOR PERIODS ENDED DEC. 31, 2006)


                                                                SINCE       SINCE
                                                              INCEPTION   INCEPTION
                               1 YEAR    5 YEARS   10 YEARS   (CLASS C)   (CLASS I)
 RiverSource Emerging Markets
 Fund:
   Class A
      Return before taxes      +26.53%   +23.54%    +9.41%        N/A         N/A
      Return after taxes on
      distributions            +20.12%   +22.16%    +8.68%        N/A         N/A
      Return after taxes on
      distributions and
      sale of fund shares      +20.08%   +20.40%    +8.02%        N/A         N/A
   Class B
      Return before taxes      +28.05%   +23.83%    +9.21%        N/A         N/A
   Class C
      Return before taxes      +32.08%   +24.07%      N/A      +12.37%(a)     N/A
   Class I
      Return before taxes      +34.87%      N/A       N/A         N/A      +27.98%(b)
   Class R4*
      Return before taxes      +34.49%   +25.20%   +10.26%        N/A         N/A
 MSCI Emerging Markets Index
 (reflects no deduction for
 fees, expenses or taxes)      +32.59%   +26.97%    +9.40%     +14.64%(c)  +29.37%(d)
 Lipper Emerging Markets
 Funds Index                   +32.07%   +26.94%    +9.32%     +14.65%(c)  +28.81%(d)


 *   Effective Dec. 11, 2006, Class Y was renamed Class R4.
(a)  Inception date is June 26, 2000.
(b)  Inception date is March 4, 2004.
(c)  Measurement period started July 1, 2000.
(d)  Measurement period started March 1, 2004.

The Morgan Stanley Capital International (MSCI) Emerging Markets Index, an unmanaged market capitalization-weighted index, is designed to measure equity market performance in the global emerging markets. The index reflects reinvestment of all distributions and changes in market prices.

The Lipper Emerging Markets Funds Index includes the 30 largest emerging markets funds tracked by Lipper Inc. The index's returns include net reinvested dividends. The Fund's performance is currently measured against this index for purposes of determining the performance incentive adjustment. See "Fund Management and Compensation" for more information.

--------------------------------------------------------------------------------

                         RIVERSOURCE EMERGING MARKETS FUND -- 2007 PROSPECTUS 9P

FEES AND EXPENSES


Fund investors pay various expenses. The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Expenses are based on the Fund's most recent fiscal year.


SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)


                                                                                  CLASS I
                                                                                   CLASS
                                                 CLASS A    CLASS B    CLASS C     R4(b)
 Maximum sales charge (load) imposed on
 purchases
 (as a percentage of offering price)              5.75%(a)   None       None         None
 Maximum deferred sales charge (load) imposed
 on sales
 (as a percentage of offering price at time
 of purchase)                                      None        5%         1%         None

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)



AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS:
                                                             CLASS A    CLASS B    CLASS C
 Management fees(c)                                           1.11%      1.11%      1.11%
 Distribution (12b-1) fees                                    0.25%      1.00%      1.00%
 Other expenses(d)                                            0.47%      0.47%      0.48%
 Total annual fund operating expenses                         1.83%      2.58%      2.59%




                                                                CLASS I    CLASS R4(b)
 Management fees(c)                                              1.11%        1.11%
 Distribution (12b-1) fees                                       0.00%        0.00%
 Other expenses(d)                                               0.28%        0.53%
 Total annual fund operating expenses                            1.39%        1.64%(e)


(a) This charge may be reduced depending on the value of your total investments in RiverSource Funds. See "Sales Charges."

(b) Effective Dec. 11, 2006, the following changes were implemented: renaming Class Y as Class R4, terminating the shareholder servicing agreement, revising the fee structure under the transfer agent agreement from account-based to asset-based, and adopting a plan administration services agreement.

(c) Includes the impact of a performance incentive adjustment fee that increased the management fee by 0.03% for the most recent fiscal year. The index against which the Fund's performance is measured for purposes of determining the performance incentive adjustment is the Lipper Emerging Markets Funds Index. See "Fund Management and Compensation" for more information.


(d) Other expenses include an administrative services fee, a transfer agency fee, a custody fee, other nonadvisory expenses and, for Class R4, a plan administration services fee. Other expenses may also include fees and expenses of affiliated and unaffiliated funds (acquired funds) which the Fund indirectly bears when it invests in the acquired funds. The impact of these acquired funds fees and expenses for the most recent fiscal period was less than 0.01%. Because acquired funds will have varied expense and fee levels and the Fund may own different proportions of acquired funds at different times, the amount of fees and expenses incurred by the Fund with respect to such investments will vary.


(e) The investment manager and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses until Oct. 31, 2008, unless sooner terminated at the discretion of the Fund's Board. Any amounts waived will not be reimbursed by the Fund. Under this agreement, net fund expenses (excluding fees and expenses of acquired funds), before giving effect to any performance incentive adjustment, will not exceed 1.64% for Class R4.


--------------------------------------------------------------------------------

10P RIVERSOURCE EMERGING MARKETS FUND -- 2007 PROSPECTUS

EXAMPLES

These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

These examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. These examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


                                             1 YEAR      3 YEARS      5 YEARS      10 YEARS
 Class A(a)                                   $750       $1,118       $1,509        $2,604
 Class B                                      $761(b)    $1,203(b)    $1,571(b)     $2,736(c)
 Class C                                      $362(b)    $  806       $1,376        $2,928
 Class I                                      $142       $  440       $  761        $1,674
 Class R4                                     $167       $  518       $  893        $1,949


(a)  Includes a 5.75% sales charge.
(b)  Includes the applicable CDSC.
(c) Based on conversion of Class B shares to Class A shares in the ninth year of ownership.

You would pay the following expenses if you did not redeem your shares:


                                             1 YEAR      3 YEARS      5 YEARS      10 YEARS
 Class A(a)                                   $750       $1,118       $1,509        $2,604
 Class B                                      $261       $  803       $1,371        $2,736(b)
 Class C                                      $262       $  806       $1,376        $2,928
 Class I                                      $142       $  440       $  761        $1,674
 Class R4                                     $167       $  518       $  893        $1,949


(a)  Includes a 5.75% sales charge.
(b) Based on conversion of Class B shares to Class A shares in the ninth year of ownership.

--------------------------------------------------------------------------------

                        RIVERSOURCE EMERGING MARKETS FUND -- 2007 PROSPECTUS 11P

OTHER INVESTMENT STRATEGIES AND RISKS

Other Investment Strategies. In addition to the principal investment strategies previously described, the Fund may utilize investment strategies that are not principal investment strategies, including investment in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds (ETFs), also referred to as "acquired funds") ownership of which results in the Fund bearing its proportionate share of the acquired funds' fees and expenses. Although ETFs are designed to replicate the price and yield of a specified market index, there is no guarantee that an ETF will track its specified market index, which may result in a loss. For more information on strategies and holdings, and the risks of such strategies, including derivative instruments that the Fund may use, see the Fund's Statement of Additional Information (SAI) and its annual and semiannual reports.

Unusual Market Conditions. During unusual market conditions, the Fund may temporarily invest more of its assets in money market securities than during normal market conditions. Although investing in these securities would serve primarily to attempt to avoid losses, this type of investing also could prevent the Fund from achieving its investment objective. During these times, the portfolio managers may make frequent securities trades that could result in increased fees, expenses and taxes, and decreased performance. Instead of investing in money market securities directly, the Fund may invest in shares of an affiliated money market fund. See "Cash Reserves" for more information.

Securities Transaction Commissions. Securities transactions involve the payment by the Fund of brokerage commissions to broker-dealers, on occasion as compensation for research or brokerage services (commonly referred to as "soft dollars"), as the portfolio managers buy and sell securities for the Fund in pursuit of its objective. A description of the policies governing the Fund's securities transactions and the dollar value of brokerage commissions paid by the Fund are set forth in the SAI. The brokerage commissions set forth in the SAI do not include implied commissions or mark-ups (implied commissions) paid by the Fund for principal transactions (transactions made directly with a dealer or other counterparty), including most fixed income securities (and certain other instruments, including derivatives). Brokerage commissions do not reflect other elements of transaction costs, including the extent to which the Fund's purchase and sale transactions may cause the market to move and change the market price for an investment.

Although brokerage commissions and implied commissions are not reflected in the expense table under "Fees and Expenses," they are reflected in the total return of the Fund.

--------------------------------------------------------------------------------

12P RIVERSOURCE EMERGING MARKETS FUND -- 2007 PROSPECTUS

Portfolio Turnover. Trading of securities may produce capital gains, which are taxable to shareholders when distributed. Active trading may also increase the amount of brokerage commissions paid or mark-ups to broker-dealers that the Fund pays when it buys and sells securities. Capital gains and increased brokerage commissions or mark-ups paid to broker-dealers may adversely affect a fund's performance. The Fund's historical portfolio turnover rate, which measures how frequently the Fund buys and sells investments, is shown in the "Financial Highlights."

Directed Brokerage. The Fund's Board of Directors (Board) has adopted a policy prohibiting the investment manager, or any subadviser, from considering sales of shares of the Fund as a factor in the selection of broker-dealers through which to execute securities transactions.

Additional information regarding securities transactions can be found in the SAI.

FUND MANAGEMENT AND COMPENSATION

INVESTMENT MANAGER

RiverSource Investments, LLC (the investment manager or RiverSource Investments), 200 Ameriprise Financial Center, Minneapolis, Minnesota 55474, is the investment manager to the RiverSource funds, and is a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Ameriprise Financial is a financial planning and financial services company that has been offering solutions for clients' asset accumulation, income management and protection needs for more than 110 years. In addition to managing investments for all of the RiverSource funds, RiverSource Investments manages investments for itself and its affiliates. For institutional clients, RiverSource Investments and its affiliates provide investment management and related services, such as separate account asset management, and institutional trust and custody, as well as other investment products. For all of its clients, RiverSource Investments seeks to allocate investment opportunities in an equitable manner over time. See the SAI for more information.


The Fund pays RiverSource Investments a fee for managing its assets. Under the Investment Management Services Agreement (Agreement), the fee for the most recent fiscal year was 1.11% of the Fund's average daily net assets, including an adjustment under the terms of a performance incentive arrangement. The adjustment is computed by comparing the Fund's performance to the performance of an index of comparable funds published by Lipper Inc. The index against which the Fund's performance is currently measured for purposes of the performance incentive adjustment is the Lipper Emerging Markets Funds Index. In certain circumstances, the Fund's Board may approve a change in the index. The maximum adjustment (increase or decrease) is 0.12% of the Fund's average net assets on an annual basis. Under the Agreement, the Fund also pays taxes, brokerage commissions, and nonadvisory expenses. A discussion regarding the


--------------------------------------------------------------------------------

                        RIVERSOURCE EMERGING MARKETS FUND -- 2007 PROSPECTUS 13P basis for the Board approving the Agreement is available in the Fund's most recent annual or semiannual shareholder report.


RiverSource Investments contracts with and compensates Threadneedle International Limited (Subadviser or Threadneedle) to manage the investment of the Fund's assets. RiverSource Investments monitors the compliance of Threadneedle with the investment objectives and related policies of the Fund, reviews the performance of Threadneedle, and reports periodically to the Board.



Threadneedle manages the Fund's assets based upon its experience managing funds with investment goals and strategies substantially similar to those of the Fund.


THREADNEEDLE

Threadneedle, located at 60 St. Mary Axe, London EC3A 8JQ, England, is an affiliate of RiverSource Investments, and an indirect wholly-owned subsidiary of Ameriprise Financial, Inc. The portfolio managers who lead the team responsible for the day-to-day management of the Fund are:

Julian A.S. Thompson, Portfolio Manager

- Managed the Fund since 2000.

- Joined Threadneedle in 2003.

- Began investment career in 1993 as an Investment Manager for Stewart Ivory, a Scottish investment company, 1993 to 1999. Portfolio Manager, American Express Asset Management International, 1999 to 2003.

- BA and Ph.D., Magdalene College, Cambridge University.

Jules Mort, Deputy Portfolio Manager

- Managed the Fund since 2003.

- Joined Threadneedle in 2001 as a fund manager.

- Began investment career in 1997 as an Analyst and Portfolio Manager, Baillie Gifford & Co., 1997 to 2001.

- BA (Hons), Oxford University 1996.

The SAI provides additional information about portfolio manager compensation, management of other accounts and ownership of shares in the Fund.

--------------------------------------------------------------------------------

14P RIVERSOURCE EMERGING MARKETS FUND -- 2007 PROSPECTUS

FINANCIAL HIGHLIGHTS

THE FINANCIAL HIGHLIGHTS TABLES ARE INTENDED TO HELP YOU UNDERSTAND THE FUND'S FINANCIAL PERFORMANCE. CERTAIN INFORMATION REFLECTS FINANCIAL RESULTS FOR A SINGLE FUND SHARE. THE TOTAL RETURNS IN THE TABLES REPRESENT THE RATE THAT AN INVESTOR WOULD HAVE EARNED OR LOST ON AN INVESTMENT IN THE FUND (ASSUMING REINVESTMENT OF ALL DIVIDENDS AND DISTRIBUTIONS). THE INFORMATION FOR THE FISCAL YEAR ENDED OCT. 31, 2007 HAS BEEN DERIVED FROM THE FINANCIAL STATEMENTS AUDITED BY ERNST & YOUNG LLP, WHOSE REPORT, ALONG WITH THE FUND'S FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS, IS INCLUDED IN THE ANNUAL REPORT WHICH, IF NOT INCLUDED WITH THIS PROSPECTUS, IS AVAILABLE UPON REQUEST. THE INFORMATION FOR THE PERIODS ENDED ON OR BEFORE OCT. 31, 2006 HAS BEEN AUDITED BY KPMG LLP.

--------------------------------------------------------------------------------

                        RIVERSOURCE EMERGING MARKETS FUND -- 2007 PROSPECTUS 15P

CLASS A


PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED OCT. 31,            2007              2006           2005           2004           2003
Net asset value, beginning of period     $11.32          $8.23          $6.27          $5.46          $4.00
-----------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                .04(b)         .01            .04            .03            .02
Net gains (losses) (both realized and
 unrealized)                               6.27           3.10           1.95            .84           1.44
-----------------------------------------------------------------------------------------------------------
Total from investment operations           6.31           3.11           1.99            .87           1.46
-----------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income         --           (.02)          (.03)          (.06)            --
Distributions from realized gains         (2.64)            --             --             --             --
-----------------------------------------------------------------------------------------------------------
Total distributions                       (2.64)          (.02)          (.03)          (.06)            --
-----------------------------------------------------------------------------------------------------------
Net asset value, end of period           $14.99         $11.32          $8.23          $6.27          $5.46
-----------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
Net assets, end of period (in
 millions)                                 $661           $425           $295           $191           $155
-----------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(c),(d)              1.83%          1.81%          1.79%          1.83%          2.02%
-----------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(c),(d)              1.82%(e)       1.81%          1.79%          1.83%          2.02%
-----------------------------------------------------------------------------------------------------------
Net investment income (loss)               .31%           .19%           .54%           .41%           .39%
-----------------------------------------------------------------------------------------------------------
Portfolio turnover rate                    125%           145%           124%           128%           174%
-----------------------------------------------------------------------------------------------------------
Total return(f)                          68.21%         37.85%         31.83%         16.09%         36.50%
-----------------------------------------------------------------------------------------------------------


(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b) Per share amount has been calculated using the average shares outstanding method.
(c) Expense ratio is before reduction of earnings and bank fee credits on cash balances. Includes the impact of a performance incentive adjustment fee, if any.
(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(e) The Investment Manager and its affiliates have agreed to waive certain fees and expenses (excluding fees and expenses of acquired funds), before giving effect to any performance incentive adjustment.
(f)  Total return does not reflect payment of a sales charge.

--------------------------------------------------------------------------------

16P RIVERSOURCE EMERGING MARKETS FUND -- 2007 PROSPECTUS

CLASS B


PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED OCT. 31,            2007              2006           2005           2004           2003
Net asset value, beginning of period     $10.63          $7.77          $5.95          $5.19          $3.83
-----------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)               (.05)(b)       (.05)          (.01)          (.02)          (.02)
Net gains (losses) (both realized and
 unrealized)                               5.79           2.91           1.83            .81           1.38
-----------------------------------------------------------------------------------------------------------
Total from investment operations           5.74           2.86           1.82            .79           1.36
-----------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income         --             --             --           (.03)            --
Distributions from realized gains         (2.64)            --             --             --             --
-----------------------------------------------------------------------------------------------------------
Total distributions                       (2.64)            --             --           (.03)            --
-----------------------------------------------------------------------------------------------------------
Net asset value, end of period           $13.73         $10.63          $7.77          $5.95          $5.19
-----------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
Net assets, end of period (in
 millions)                                  $94            $77            $74            $73            $72
-----------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(c),(d)              2.58%          2.57%          2.55%          2.59%          2.80%
-----------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(c),(d)              2.57%(e)       2.57%          2.55%          2.59%          2.80%
-----------------------------------------------------------------------------------------------------------
Net investment income (loss)              (.48%)         (.55%)         (.24%)         (.32%)         (.39%)
-----------------------------------------------------------------------------------------------------------
Portfolio turnover rate                    125%           145%           124%           128%           174%
-----------------------------------------------------------------------------------------------------------
Total return(f)                          66.95%         36.81%         30.59%         15.18%         35.51%
-----------------------------------------------------------------------------------------------------------


(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b) Per share amount has been calculated using the average shares outstanding method.
(c) Expense ratio is before reduction of earnings and bank fee credits on cash balances. Includes the impact of a performance incentive adjustment fee, if any.
(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(e) The Investment Manager and its affiliates have agreed to waive certain fees and expenses (excluding fees and expenses of acquired funds), before giving effect to any performance incentive adjustment.
(f)  Total return does not reflect payment of a sales charge.

--------------------------------------------------------------------------------

                        RIVERSOURCE EMERGING MARKETS FUND -- 2007 PROSPECTUS 17P

CLASS C


PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED OCT. 31,            2007              2006           2005           2004           2003
Net asset value, beginning of period     $10.66          $7.79          $5.97          $5.20          $3.84
-----------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)               (.05)(b)       (.06)            --           (.01)          (.02)
Net gains (losses) (both realized and
 unrealized)                               5.81           2.93           1.82            .81           1.38
-----------------------------------------------------------------------------------------------------------
Total from investment operations           5.76           2.87           1.82            .80           1.36
-----------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income         --             --             --           (.03)            --
Distributions from realized gains         (2.64)            --             --             --             --
-----------------------------------------------------------------------------------------------------------
Total distributions                       (2.64)            --             --           (.03)            --
-----------------------------------------------------------------------------------------------------------
Net asset value, end of period           $13.78         $10.66          $7.79          $5.97          $5.20
-----------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
Net assets, end of period (in
 millions)                                   $8             $5             $3             $1             $1
-----------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(c),(d)              2.59%          2.58%          2.56%          2.60%          2.80%
-----------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(c),(d)              2.58%(e)       2.58%          2.56%          2.60%          2.80%
-----------------------------------------------------------------------------------------------------------
Net investment income (loss)              (.48%)         (.57%)         (.19%)         (.34%)         (.41%)
-----------------------------------------------------------------------------------------------------------
Portfolio turnover rate                    125%           145%           124%           128%           174%
-----------------------------------------------------------------------------------------------------------
Total return(f)                          67.03%         36.84%         30.54%         15.37%         35.42%
-----------------------------------------------------------------------------------------------------------


(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b) Per share amount has been calculated using the average shares outstanding method.
(c) Expense ratio is before reduction of earnings and bank fee credits on cash balances. Includes the impact of a performance incentive adjustment fee, if any.
(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(e) The Investment Manager and its affiliates have agreed to waive certain fees and expenses (excluding fees and expenses of acquired funds), before giving effect to any performance incentive adjustment.
(f)  Total return does not reflect payment of a sales charge.

--------------------------------------------------------------------------------

18P RIVERSOURCE EMERGING MARKETS FUND -- 2007 PROSPECTUS

CLASS I



PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED OCT. 31,            2007              2006           2005        2004(b)
Net asset value, beginning of period     $11.50          $8.35          $6.36          $6.54
-----------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                .09(c)         .03            .06            .01
Net gains (losses) (both realized and
 unrealized)                               6.43           3.16           1.98           (.19)
-----------------------------------------------------------------------------------------------------------
Total from investment operations           6.52           3.19           2.04           (.18)
-----------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income         --           (.04)          (.05)            --
Distributions from realized gains         (2.64)            --             --             --
-----------------------------------------------------------------------------------------------------------
Total distributions                       (2.64)          (.04)          (.05)            --
-----------------------------------------------------------------------------------------------------------
Net asset value, end of period           $15.38         $11.50          $8.35          $6.36
-----------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
Net assets, end of period (in
 millions)                                  $56            $41            $19            $13
-----------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(d),(e)              1.39%          1.35%          1.30%        1.35%(g)
-----------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d),(e)              1.38%(f)       1.35%          1.30%        1.35%(g)
-----------------------------------------------------------------------------------------------------------
Net investment income (loss)               .75%           .63%           .97%         .79%(g)
-----------------------------------------------------------------------------------------------------------
Portfolio turnover rate                    125%           145%           124%           128%
-----------------------------------------------------------------------------------------------------------
Total return(h)                          69.07%         38.36%         32.32%         (2.75%)(i)
-----------------------------------------------------------------------------------------------------------


(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b)  For the period from March 4, 2004 (inception date) to Oct. 31, 2004.
(c) Per share amount has been calculated using the average shares outstanding method.
(d) Expense ratio is before reduction of earnings and bank fee credits on cash balances. Includes the impact of a performance incentive adjustment fee, if any.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(f) The Investment Manager and its affiliates have agreed to waive certain fees and expenses (excluding fees and expenses of acquired funds), before giving effect to any performance incentive adjustment.
(g)  Adjusted to an annual basis.
(h)  Total return does not reflect payment of a sales charge.
(i)  Not annualized.

--------------------------------------------------------------------------------

                        RIVERSOURCE EMERGING MARKETS FUND -- 2007 PROSPECTUS 19P

CLASS R4*


PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED OCT. 31,            2007              2006           2005           2004           2003
Net asset value, beginning of period     $11.50          $8.33          $6.35          $5.52          $4.04
-----------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                .05(b)         .03            .05            .04            .03
Net gains (losses) (both realized and
 unrealized)                               6.41           3.14           1.97            .86           1.45
-----------------------------------------------------------------------------------------------------------
Total from investment operations           6.46           3.17           2.02            .90           1.48
-----------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income         --             --           (.04)          (.07)            --
Distributions from realized gains         (2.64)            --             --             --             --
-----------------------------------------------------------------------------------------------------------
Total distributions                       (2.64)            --           (.04)          (.07)            --
-----------------------------------------------------------------------------------------------------------
Net asset value, end of period           $15.32         $11.50          $8.33          $6.35          $5.52
-----------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
Net assets, end of period (in
 millions)                                   $2             $6             $2            $18            $18
-----------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(c),(d)              1.65%          1.63%          1.59%          1.65%          1.87%
-----------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(c),(d)              1.64%(e)       1.63%          1.59%          1.65%          1.87%
-----------------------------------------------------------------------------------------------------------
Net investment income (loss)               .45%           .41%           .81%           .61%           .54%
-----------------------------------------------------------------------------------------------------------
Portfolio turnover rate                    125%           145%           124%           128%           174%
-----------------------------------------------------------------------------------------------------------
Total return(f)                          68.51%         38.06%         31.87%         16.50%         36.63%
-----------------------------------------------------------------------------------------------------------


 *   Effective Dec. 11, 2006, Class Y was renamed Class R4.
(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b) Per share amount has been calculated using the average shares outstanding method.
(c) Expense ratio is before reduction of earnings and bank fee credits on cash balances. Includes the impact of a performance incentive adjustment fee, if any.
(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(e) The Investment Manager and its affiliates have agreed to waive certain fees and expenses (excluding fees and expenses of acquired funds), before giving effect to any performance incentive adjustment.
(f)  Total return does not reflect payment of a sales charge.

--------------------------------------------------------------------------------

20P RIVERSOURCE EMERGING MARKETS FUND -- 2007 PROSPECTUS

BUYING AND SELLING SHARES

The RiverSource funds are available through broker-dealers, certain 401(k) or other qualified and nonqualified plans, banks, or other financial intermediaries or institutions (financial institutions). THESE FINANCIAL INSTITUTIONS MAY CHARGE YOU ADDITIONAL FEES FOR THE SERVICES THEY PROVIDE AND THEY MAY HAVE DIFFERENT POLICIES NOT DESCRIBED IN THIS PROSPECTUS. Some policy differences may include different minimum investment amounts, exchange privileges, fund choices and cutoff times for investments. Additionally, recordkeeping, transaction processing and payments of distributions relating to your account may be performed by the financial institutions through which shares are held. Since the fund may not have a record of your transactions, you should always contact the financial institution through which you purchased the fund to make changes to or give instructions concerning your account or to obtain information about your account. The fund, the distributor and the transfer agent are not responsible for the failure of one of these financial institutions to carry out its obligations to its customers.

DESCRIPTION OF SHARE CLASSES

INVESTMENT OPTIONS -- CLASSES OF SHARES

The RiverSource funds offer different classes of shares. There are differences among the fees and expenses for each class. See the "Fees and Expenses" table for more information. Not everyone is eligible to buy every class. After determining which classes you are eligible to buy, decide which class best suits your needs. Your financial institution can help you with this decision. The following table shows the key features of each class. (The cover of this prospectus indicates which classes are currently offered for this Fund.)

INVESTMENT OPTIONS SUMMARY

See the "Fees and Expenses" table to determine which classes are offered by this fund.

                                                  CONTINGENT                                   PLAN
                               INITIAL            DEFERRED SALES             DISTRIBUTION AND  ADMINISTRATION
           AVAILABILITY        SALES CHARGE       CHARGE (CDSC)              SERVICE FEE(A)    FEE
-------------------------------------------------------------------------------------------------------------
Class A    Available to        Yes. Payable at    No.                        Yes.              No.
           all investors.      time of purchase.                             0.25%
                               Lower sales
                               charge for larger
                               investments.
-------------------------------------------------------------------------------------------------------------
Class      Available to        No. Entire         Maximum 5% CDSC during     Yes.              No.
  B(b)     all investors.      purchase price is  the first year decreasing  1.00%
                               invested in        to 0% after six years.
                               shares of the
                               fund.
-------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

S-6400-4                                                                     S.1

INVESTMENT OPTIONS SUMMARY (CONTINUED)
                                                  CONTINGENT                                   PLAN
                               INITIAL            DEFERRED SALES             DISTRIBUTION AND  ADMINISTRATION
           AVAILABILITY        SALES CHARGE       CHARGE (CDSC)              SERVICE FEE(A)    FEE
-------------------------------------------------------------------------------------------------------------
Class C    Available to        No. Entire         1% CDSC may apply if you   Yes.              No.
           all investors.      purchase price is  sell shares within one     1.00%
                               invested in        year after purchase.
                               shares of the
                               fund.
-------------------------------------------------------------------------------------------------------------
Class I    Limited to          No.                No.                        No.               No.
           qualifying
           institutional
           investors.
-------------------------------------------------------------------------------------------------------------
Class R2   Limited to          No.                No.                        Yes.              Yes.
           qualifying                                                        0.50%             0.25%
           institutional
           investors.
-------------------------------------------------------------------------------------------------------------
Class R3   Limited to          No.                No.                        Yes.              Yes.
           qualifying                                                        0.25%             0.25%
           institutional
           investors.
-------------------------------------------------------------------------------------------------------------
Class R4   Limited to          No.                No.                        No.               Yes.
           qualifying                                                                          0.25%
           institutional
           investors.
-------------------------------------------------------------------------------------------------------------
Class R5   Limited to          No.                No.                        No.               No.
           qualifying
           institutional
           investors.
-------------------------------------------------------------------------------------------------------------
Class W    Limited to          No.                No.                        Yes.              No.
           qualifying                                                        0.25%
           discretionary
           managed accounts.
-------------------------------------------------------------------------------------------------------------

(a) For Class A, Class B, Class C, Class R2, Class R3 and Class W shares, each fund has adopted a plan under Rule 12b-1 of the Investment Company Act of 1940, as amended, that allows it to pay distribution and shareholder servicing-related expenses for the sale of shares. Because these fees are paid out of a fund's assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of distribution (sales) or servicing charges.
(b)  See "Buying and Selling Shares, Sales Charges, Class B and Class
     C -- contingent deferred sales charge alternative" for more information on the timing of conversion of Class B shares to Class A shares. Timing will vary depending on the date of your original purchase of the Class B shares.

DISTRIBUTION AND SERVICE FEES

The distribution and shareholder servicing fees for Class A, Class B, Class C, Class R2, Class R3 and Class W are subject to the requirements of Rule 12b-1 under the Investment Company Act of 1940, as amended, and are used to reimburse the distributor for certain expenses it incurs in connection with distributing a fund's shares and providing services to fund shareholders. These expenses include payment of distribution and shareholder servicing fees to financial institutions that sell shares of the fund, up to 0.50% of the average daily net assets of Class R2 shares sold and held through them and up to 0.25% of the average daily net assets of Class A, Class B, Class C, Class R3 and Class W shares sold and held through them. For Class A, Class B, Class R2, Class R3 and Class W shares, the distributor begins to pay these fees immediately after purchase. For Class C shares, the distributor begins to pay these fees one year after

--------------------------------------------------------------------------------

S.2
purchase. Financial institutions also receive distribution fees up to 0.75% of the average daily net assets of Class C shares sold and held through them, which the distributor begins to pay one year after purchase. For Class B shares, and, for the first year after sale only, for Class C shares, the fund's distributor retains the distribution fee of up to 0.75% in order to finance the payment of sales commissions to financial institutions that sell Class B shares, and to pay for other distribution related expenses. Financial institutions may compensate their financial advisors with the shareholder servicing and distribution fees paid to them by the distributor.

PLAN ADMINISTRATION FEE

Class R2, Class R3 and Class R4 pay an annual plan administration services fee for the provision of various administrative, recordkeeping, communication and educational services. The fee for Class R2, Class R3 and Class R4 is equal on an annual basis to 0.25% of assets attributable to the respective class.

DETERMINING WHICH CLASS OF SHARES TO PURCHASE

CLASS A, CLASS B AND CLASS C SHARES

If your investments in RiverSource funds total $100,000 or more, Class A shares may be the better option because the sales charge is reduced for larger purchases.

If you invest less than $100,000, consider how long you plan to hold your shares. Class B shares have a higher annual distribution fee than Class A shares and a CDSC for six years. Class B shares convert to Class A shares in the ninth year of ownership. Class B shares purchased through reinvested dividends and distributions also will convert to Class A shares in the same proportion as the other Class B shares.

Class C shares also have a higher annual distribution fee than Class A shares. Class C shares have no sales charge if you hold the shares for longer than one year. Unlike Class B shares, Class C shares do not convert to Class A. As a result, you will pay a distribution fee for as long as you hold Class C shares. If you choose a deferred sales charge option (Class B or Class C), you should consider the length of time you intend to hold your shares. To help you determine which investment is best for you, consult your financial institution.

CLASS I SHARES.

The following eligible investors may purchase Class I shares:

- Any fund distributed by RiverSource Distributors, Inc., if the fund seeks to achieve its investment objective by investing primarily in shares of the fund and other RiverSource funds.

Class I shares may be purchased, sold or exchanged only through the distributor or an authorized financial institution.

--------------------------------------------------------------------------------

                                                                             S.3

CLASS R SHARES.

The following eligible institutional investors may purchase Class R2, Class R3, Class R4 and Class R5 shares:

- Qualified employee benefit plans.

- Trust companies or similar institutions, and charitable organizations that meet the definition in Section 501(c)(3) of the Internal Revenue Code.

- Non-qualified deferred compensation plans whose participants are included in a qualified employee benefit plan described above.

- State sponsored college savings plans established under Section 529 of the Internal Revenue Code.

- Health Savings Accounts (HSAs) created pursuant to public law 108-173.

Additionally, if approved by the distributor, the following eligible institutional investors may purchase Class R5 shares:

- Institutional or corporate accounts above a threshold established by the distributor (currently $1 million per fund or $10 million in all RiverSource funds).

- Bank Trusts departments.

Class R shares generally are not available to retail non-retirement accounts, traditional and Roth IRAs, Coverdell Educational Savings Accounts, SEPs, SAR-SEPs, SIMPLE IRAs and individual 403(b) plans.

Class R shares may be purchased, sold or exchanged only through the distributor or an authorized financial institution.

CLASS W SHARES.

The following eligible investors may purchase Class W shares:

- Investors purchasing through authorized investment programs managed by investment professionals, including discretionary managed account programs.

Class W shares may be purchased, sold or exchanged only through the distributor or an authorized financial institution.

Shares originally purchased in a discretionary managed account may continue to be held in Class W outside of a discretionary managed account, but no additional Class W purchases may be made and no exchanges to Class W shares of another fund may be made outside of a discretionary managed account.

IN ADDITION, FOR CLASS I, CLASS R AND CLASS W SHARES, THE DISTRIBUTOR, IN ITS SOLE DISCRETION, MAY ACCEPT INVESTMENTS FROM OTHER PURCHASERS NOT LISTED ABOVE.

For more information, see the SAI.

--------------------------------------------------------------------------------

S.4

SALES CHARGES

CLASS A -- INITIAL SALES CHARGE ALTERNATIVE

Your purchase price for Class A shares is generally the net asset value (NAV) plus a front-end sales charge. The distributor receives the sales charge and re-allows a portion of the sales charge to the financial institution through which you purchased the shares. The distributor retains the balance of the sales charge. Sales charges vary depending on the amount of your purchase.

SALES CHARGE* FOR CLASS A SHARES:

                                                                           MAXIMUM
                                 AS A % OF         AS A % OF NET     RE-ALLOWANCE AS A %
TOTAL MARKET VALUE            PURCHASE PRICE**    AMOUNT INVESTED     OF PURCHASE PRICE
----------------------------------------------------------------------------------------
 Up to $49,999                      5.75%               6.10%                5.00%
 $50,000 -- $99,999                 4.75                4.99                 4.00
 $100,000 -- $249,999               3.50                3.63                 3.00
 $250,000 -- $499,999               2.50                2.56                 2.15
 $500,000 -- $999,999               2.00                2.04                 1.75
 $1,000,000 or more                 0.00                0.00                 0.00***

  * Because of rounding in the calculation of the offering price, the portion of the sales charge retained by the distributor may vary and the actual sales charge you pay may be more or less than the sales charge calculated using these percentages.
 ** Purchase price includes the sales charge.
 ***Although there is no sales charge for purchases with a total market value over $1,000,000, and therefore no re-allowance, the distributor may pay a financial institution the following: a sales commission of up to 1.00% for a sale with a total market value of $1,000,000 to $2,999,999; a sales commission up to 0.50% for a sale of $3,000,000 to $9,999,999; and a sales commission up to 0.25% for a sale of $10,000,000 or more.

INITIAL SALES CHARGE -- RIGHTS OF ACCUMULATION. You may be able to reduce the sales charge on Class A shares, based on the combined market value of your accounts. The current market values of the following investments are eligible to be added together for purposes of determining the sales charge on your purchase:

- Your current investment in a fund; and

- Previous investments you and members of your primary household group have made in Class A, Class B or Class C shares in the fund and other RiverSource funds, provided your investment was subject to a sales charge. Your primary household group consists of you, your spouse or domestic partner and your unmarried children under age 21 sharing a mailing address.

The following accounts are eligible to be included in determining the sales charge on your purchase:

- Individual or joint accounts;

--------------------------------------------------------------------------------

                                                                             S.5

- Roth and traditional IRAs, SEPs, SIMPLEs and TSCAs, provided they are invested in Class A, Class B or Class C shares that were subject to a sales charge;

- UGMA/UTMA accounts for which you, your spouse, or your domestic partner is parent or guardian of the minor child;

- Revocable trust accounts for which you or a member of your primary household group, individually, is the beneficial owner/grantor;

- Accounts held in the name of your, your spouse's, or your domestic partner's sole proprietorship or single owner limited liability company or S corporation; and

- Qualified retirement plan assets, provided that you are the sole owner of the business sponsoring the plan, are the sole participant (other than a spouse) in the plan, and have no intention of adding participants to the plan.

The following accounts are NOT eligible to be included in determining the sales charge on your purchase:

- Accounts of pension and retirement plans with multiple participants, such as 401(k) plans (which are combined to reduce the sales charge for the entire pension or retirement plan and therefore are not used to reduce the sales charge for your individual accounts);

- Investments in Class A shares where the sales charge is waived, for example, purchases through wrap accounts;

- Investments in Class D, Class E, Class I, Class R2, Class R3, Class R4, Class R5, Class W or Class Y shares;

- Investments in 529 plans, donor advised funds, variable annuities, variable life insurance products, wrap accounts or managed separate accounts; and

- Charitable and irrevocable trust accounts.

If you purchase RiverSource fund shares through different financial institutions, and you want to include those assets toward a reduced sales charge, you must inform your financial institution in writing about the other accounts when placing your purchase order. Contact your financial institution to determine what information is required.

Unless you provide your financial institution in writing with information about all of the accounts that may count toward a sales charge reduction, there can be no assurance that you will receive all of the reductions for which you may be eligible. You should request that your financial institution provide this information to the fund when placing your purchase order.

For more information on rights of accumulation, please see the SAI.

--------------------------------------------------------------------------------

S.6

INITIAL SALES CHARGE -- LETTER OF INTENT (LOI). Generally, if you intend to invest $50,000 or more over a period of 13 months or less, you may be able to reduce the front-end sales charges for investments in Class A shares by completing and filing a LOI form. The LOI becomes effective only after the form is processed in good order by the fund. An LOI can be backdated up to a maximum of 90 days. If the LOI is backdated, you may include prior investments in Class A shares that were charged a front-end sales load toward the LOI commitment amount. If the LOI is backdated, the 13-month period begins on the date of the earliest purchase included in the LOI.

Holdings More than 90 Days Old. Purchases made more than 90 days before your LOI is processed by the fund will not be counted toward the commitment amount of the LOI and cannot be used as the starting point for the LOI. While these purchases cannot be included in an LOI, they may help you obtain a reduced sales charge on future purchases as described in "Initial Sales Charge -- Rights of Accumulation."

Notification Obligation. You must request the reduced sales charge when you buy shares. If you do not complete and file the LOI form, or do not request the reduced sales charge at the time of purchase, you will not be eligible for the reduced sales charge. You should request that your financial institution provide this information to the fund when placing your purchase order. For more details on LOIs, please contact your financial institution or see the SAI.

INITIAL SALES CHARGE -- WAIVERS OF THE SALES CHARGE FOR CLASS A SHARES. Sales charges do not apply to:

- current or retired Board members, officers or employees of RiverSource funds or RiverSource Investments or its affiliates, their spouses or domestic partners, children, parents and their spouse's or domestic partner's parents.

- current or retired Ameriprise Financial Services, Inc. (Ameriprise Financial Services) financial advisors, employees of financial advisors, their spouses or domestic partners, children, parents and their spouse's or domestic partner's parents.

- registered representatives and other employees of financial institutions having a selling agreement with the distributor, including their spouses, domestic partners, children, parents and their spouse's or domestic partner's parents.

- portfolio managers employed by subadvisers of the RiverSource funds, including their spouses or domestic partners, children, parents and their spouse's or domestic partner's parents.

- qualified employee benefit plans offering participants daily access to RiverSource funds. Eligibility must be determined in advance. For assistance, please contact your financial institution.

- direct rollovers from qualified employee benefit plans, provided that the rollover involves a transfer of Class R or Class Y shares in a fund to Class A shares in the same fund.

--------------------------------------------------------------------------------
                                                                             S.7

- purchases made:

  - with dividend or capital gain distributions from a fund or from the same class of another RiverSource fund;

  - through or under a wrap fee product or other investment product sponsored by a financial institution having a selling agreement with the distributor;

  - through state sponsored college savings plans established under Section 529 of the Internal Revenue Code;

  - through bank trust departments.

- shareholders whose original purchase was in a Strategist fund merged into a RiverSource fund in 2000.

The distributor may, in its sole discretion, authorize the waiver of sales charges for additional purchases or categories of purchases. Policies related to reducing or waiving the sales charge may be modified or withdrawn at any time.

Unless you provide your financial institution with information in writing about all of the factors that may count toward a waiver of the sales charge, there can be no assurance that you will receive all of the waivers for which you may be eligible. You should request that your financial institution provide this information to the fund when placing your purchase order.

Because the current prospectus is available on RiverSource Investment's website free of charge, RiverSource Investments does not disclose this information separately on the website.

CLASS B AND CLASS C -- CONTINGENT DEFERRED SALES CHARGE ALTERNATIVE

FOR CLASS B, the CDSC is based on the sale amount and the number of years between purchase and sale. The following table shows how CDSC percentages on sales decline:

IF THE SALE IS MADE DURING THE:                      THE CDSC PERCENTAGE RATE IS:*
 First year                                                        5%
 Second year                                                       4%
 Third year                                                        4%
 Fourth year                                                       3%
 Fifth year                                                        2%
 Sixth year                                                        1%
 Seventh or eighth year                                            0%

* Because of rounding in the calculation, the portion of the CDSC retained by the distributor may vary and the actual CDSC you pay may be more or less than the CDSC calculated using these percentages.

--------------------------------------------------------------------------------

S.8

Although there is no front-end sales charge when you buy Class B shares, the distributor pays a sales commission of 4% to financial institutions that sell Class B shares. A portion of this commission may, in turn, be paid to your financial advisor. The distributor receives any CDSC imposed when you sell your Class B shares.

Purchases made prior to May 21, 2005 age on a calendar year basis. Purchases made beginning May 21, 2005 age on a daily basis. For example, a purchase made on Nov. 12, 2004 completed its first year on Dec. 31, 2004 under calendar year aging. However, a purchase made on Nov. 12, 2005 completed its first year on Nov. 11, 2006 under daily aging.

Class B shares purchased prior to May 21, 2005 will convert to Class A shares in the ninth calendar year of ownership. Class B shares purchased beginning May 21, 2005 will convert to Class A shares one month after the completion of the eighth year of ownership.

FOR CLASS C, a 1% CDSC may be charged if you sell your shares within one year after purchase. Although there is no front-end sales charge when you buy Class C shares, the distributor pays a sales commission of 1% to financial institutions that sell Class C shares. A portion of this commission may, in turn, be paid to your financial advisor. The distributor receives any CDSC imposed when you sell your Class C shares.

For both Class B and Class C, if the amount you sell causes the value of your investment to fall below the cost of the shares you have purchased, the CDSC will be based on the lower of the cost of those shares purchased or market value. Because the CDSC is imposed only on sales that reduce your total purchase payments, you do not have to pay a CDSC on any amount that represents appreciation in the value of your shares, income earned by your shares, or capital gains. In addition, the CDSC on your sale, if any, will be based on your oldest purchase payment. The CDSC on the next amount sold will be based on the next oldest purchase payment.

EXAMPLE

Assume you had invested $10,000 in Class B shares and that your investment had appreciated in value to $12,000 after 3 1/2 years, including reinvested dividends and capital gain distributions. You could sell up to $2,000 worth of shares without paying a CDSC ($12,000 current value less $10,000 purchase amount). If you sold $2,500 worth of shares, the CDSC would apply to the $500 representing part of your original purchase price. The CDSC rate would be 3% because the sale was made during the fourth year after the purchase.

CDSC -- WAIVERS OF THE CDSC FOR CLASS B SHARES. The CDSC will be waived on sales of shares:
- in the event of the shareholder's death;

- held in trust for an employee benefit plan; or

--------------------------------------------------------------------------------
                                                                             S.9

- held in IRAs or certain qualified plans, such as Keogh plans, tax-sheltered custodial accounts or corporate pension plans, provided that the shareholder is:

  - at least 59 1/2 years old AND

  - taking a retirement distribution (if the sale is part of a transfer to an IRA or qualified plan, or a custodian-to-custodian transfer, the CDSC will not be waived) OR

  - selling under an approved substantially equal periodic payment arrangement.

CDSC -- WAIVERS OF THE CDSC FOR CLASS C SHARES. The CDSC will be waived on sales of shares in the event of the shareholder's death.

CLASS I, CLASS R2, CLASS R3, CLASS R4, CLASS R5 AND CLASS W -- NO SALES CHARGE. For Class I, Class R2, Class R3, Class R4, Class R5 and Class W, there is no initial sales charge or CDSC.

OPENING AN ACCOUNT

Financial institutions are required by law to obtain certain personal information from each person who opens an account in order to verify the identity of the person. As a result, when you open an account you will be asked to provide your name, permanent street address, date of birth, and Social Security or Employer Identification number. You may also be asked for other identifying documents or information. If you do not provide this information, the financial institution through which you are investing in the fund may not be able to open an account for you. If the financial institution through which you are investing in the fund is unable to verify your identity, your account may be closed, or other steps may be taken, as deemed appropriate.

When you buy shares, your order will be priced at the next NAV calculated after your order is accepted by the fund or an authorized financial institution.

Your financial institution may establish and maintain your account directly or it may establish and maintain your account with the distributor. The distributor may appoint servicing agents to accept purchase orders and to accept exchange (and sale) orders on its behalf. Accounts maintained by the distributor will be supported by the fund's transfer agent.

METHODS OF PURCHASING SHARES

These methods of purchasing shares apply to Class A, Class B, and Class C shares.

THROUGH AN ACCOUNT ESTABLISHED WITH YOUR FINANCIAL INSTITUTION

ALL REQUESTS        The financial institution through which you buy shares may have different policies not described in this prospectus,
                    including different minimum investment amounts and minimum account balances.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
S.10

THROUGH AN ACCOUNT ESTABLISHED WITH THE FUND

BY MAIL The financial institution through which you buy shares may establish an account directly with the fund. To establish an account in this fashion, complete a RiverSource funds account application with your financial advisor or investment professional, and mail the account application to the address below. Account applications may be requested by calling (888) 791-3380. Make your check payable to the fund. The fund does not accept cash, credit card convenience checks, money orders, traveler's checks, starter checks, third or fourth party checks, or other cash equivalents.

                    Mail your check and completed application to:

                    REGULAR MAIL   RIVERSOURCE INVESTMENTS (FUNDS)
                                   P.O. BOX 8041
                                   BOSTON, MA 02266-8041

                    EXPRESS MAIL   RIVERSOURCE INVESTMENTS (FUNDS)
                                   C/O BFDS
                                   30 DAN ROAD
                                   CANTON, MA 02021-2809

                    If you already have an account, include your name, account number and the name of the fund and class of shares along with your check. You can make scheduled investments in the fund by moving money from your checking account or savings account. See the Minimum Investment and Account Balance chart below for more information regarding scheduled investment plans.
--------------------------------------------------------------------------------

BY WIRE OR ACH      Fund shares purchased through the distributor may be paid
                    for by federal funds wire. Before sending a wire, call (888)
                    791-3380 to notify the distributor of the wire and to receive further instructions.

                    If you are establishing an account with a wire purchase, you are required to send a signed account application to the address above. Please include the wire control number or your new account number on the application.

                    Your bank or financial institution may charge additional fees for wire transactions.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                                            S.11

BY EXCHANGE         Call (888) 791-3380 or send signed written instructions to the address above.
--------------------------------------------------------------------------------

MINIMUM INVESTMENT AND ACCOUNT BALANCE

                         FOR ALL FUNDS,
                         CLASSES AND
                         ACCOUNTS EXCEPT
                         THOSE LISTED TO THE   TAX QUALIFIED  RIVERSOURCE DISCIPLINED
                         RIGHT (NONQUALIFIED)  ACCOUNTS       SMALL CAP VALUE FUND     CLASS W
----------------------------------------------------------------------------------------------
INITIAL INVESTMENT       $2,000                $1,000         $5,000                   $500
----------------------------------------------------------------------------------------------
ADDITIONAL INVESTMENTS   $100                  $100           $100                     None
----------------------------------------------------------------------------------------------
ACCOUNT BALANCE*         $300                  None           $2,500                   $500

 * If your fund account balance falls below the minimum account balance for any reason, including a market decline, you may be asked to increase it to the minimum account balance or establish a scheduled investment plan. If you do not do so within 30 days, your shares may be automatically redeemed and the proceeds mailed to you.
--------------------------------------------------------------------------------

MINIMUM INVESTMENT AND ACCOUNT BALANCE -- SCHEDULED INVESTMENT PLANS

                         FOR ALL FUNDS,
                         CLASSES AND
                         ACCOUNTS EXCEPT
                         THOSE LISTED TO THE   TAX QUALIFIED  RIVERSOURCE DISCIPLINED
                         RIGHT (NONQUALIFIED)  ACCOUNTS       SMALL CAP VALUE FUND     CLASS W
----------------------------------------------------------------------------------------------
INITIAL INVESTMENT       $100                  $100           $5,000                   $500
----------------------------------------------------------------------------------------------
ADDITIONAL INVESTMENTS   $100                  $50            $100                     None
----------------------------------------------------------------------------------------------
ACCOUNT BALANCE**        None                  None           $2,500                   $500

** If your fund account balance is below the minimum initial investment described above, you must make payments at least monthly.
--------------------------------------------------------------------------------

These minimums may be waived for accounts that are managed by an investment professional, for accounts held in approved discretionary or non-discretionary wrap programs, for accounts that are a part of an employer-sponsored retirement plan, or for other account types if approved by the distributor.

The fund reserves the right to modify its minimum account requirements at any time, with or without prior notice.

Please contact your financial institution for information regarding wire or electronic funds transfer.

--------------------------------------------------------------------------------

S.12

EXCHANGING OR SELLING SHARES

You may exchange or sell shares by having your financial institution process your transaction. If your account is maintained directly with your financial institution, you must contact that financial institution to exchange or sell shares of the fund. If your account was established with the distributor, there are a variety of methods you may use to exchange or sell shares of the fund.

WAYS TO REQUEST AN EXCHANGE OR SALE OF SHARES

ACCOUNT ESTABLISHED WITH YOUR FINANCIAL INSTITUTION

ALL REQUESTS        You can exchange or sell shares by having your financial
                    institution process your transaction. The financial
                    institution through which you purchased shares may have
                    different policies not described in this prospectus,
                    including different transaction limits, exchange policies
                    and sale procedures.
--------------------------------------------------------------------------------

ACCOUNT ESTABLISHED WITH THE FUND

BY MAIL             Mail your exchange or sale request to:

                    REGULAR MAIL   RIVERSOURCE INVESTMENTS (FUNDS)
                                   P.O. BOX 8041
                                   BOSTON, MA 02266-8041

                    EXPRESS MAIL   RIVERSOURCE INVESTMENTS (FUNDS)
                                   C/O BFDS
                                   30 DAN ROAD
                                   CANTON, MA 02021-2809

                    Include in your letter:

                    - your name

                    - the name of the fund(s)

                    - your account number

                    - the class of shares to be exchanged or sold

                    - your Social Security number or Employer Identification
                      number

                    - the dollar amount or number of shares you want to exchange or sell

                    - specific instructions regarding delivery or exchange
                      destination

                    - signature(s) of registered account owner(s)

                    - any special documents the transfer agent may require in
                      order to process your order
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                                            S.13

BY MAIL (CONT.)
                    Corporate, trust or partnership accounts may need to send additional documents.

                    Payment will be mailed to the address of record and made payable to the names listed on the account, unless your request specifies differently and is signed by all owners.

                    A Medallion Signature Guarantee is required if:

                    - Amount is over $50,000.

                    - You want your check made payable to someone other than
                      yourself.

                    - Your address has changed within the last 30 days.

                    - You want the check mailed to an address other than the
                      address of record.

                    - You want the proceeds sent to a bank account not on file.

                    - You are the beneficiary of the account and the account
                      owner is deceased (additional documents may be required).

                    A Medallion Signature Guarantee assures that a signature is genuine and not a forgery. The financial institution providing the Guarantee is financially liable for the transaction if the signature is a forgery. Eligible guarantors include commercial banks, trust companies, savings associations, and credit unions as defined by the Federal Deposit Insurance Act. Note: A guarantee from a notary public is not acceptable.

                    NOTE: Any express mail delivery charges you pay will vary depending on domestic or international delivery instructions.
--------------------------------------------------------------------------------

BY TELEPHONE        Call (888) 791-3380. Unless you elect not to have telephone exchange and sale privileges, they will automatically be available to you. Reasonable procedures will be used to confirm authenticity of telephone exchange or sale requests.
                    Telephone privileges may be modified or discontinued at any time. Telephone exchange and sale privileges automatically apply to all accounts except custodial, corporate or qualified retirement accounts. You may request that these privileges NOT apply by writing to the address above.

                    Payment will be mailed to the address of record and made payable to the names listed on the account.
                    Telephone sale requests are limited to $100,000 per day.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
S.14

BY WIRE OR ACH      You can wire money from your fund account to your bank
                    account. Make sure we have your bank account information on file. If we do not have this information, you will need to send written instructions with your bank's name and a voided check or savings account deposit slip.

                    Call (888) 791-3380 or send a letter of instruction, with a Medallion Signature Guarantee if required, to the address above.

                    A service fee may be charged against your account for each wire sent.

                    Minimum amount: $100

                    Your bank or financial institution may charge additional fees for wire transactions.
--------------------------------------------------------------------------------

BY SCHEDULED
PAYOUT PLAN         You may elect to receive regular periodic payments through an automatic sale of shares. See the SAI for more
                    information.
--------------------------------------------------------------------------------

IMPORTANT: Payments sent by a bank authorization or check that are not guaranteed may take up to ten days to clear. This may cause your sale request to fail to process if the requested amount includes unguaranteed funds.

EXCHANGES

Generally, you may exchange your fund shares for shares of the same class of any other publicly offered RiverSource fund without a sales charge. For complete information on the fund you are exchanging into, including fees and expenses, read that fund's prospectus carefully. Your exchange will be priced at the next NAV calculated after your transaction request is received in good order.

MARKET TIMING IS FREQUENT OR SHORT-TERM TRADING BY CERTAIN SHAREHOLDERS INTENDED TO PROFIT AT THE EXPENSE OF OTHER SHAREHOLDERS BY SELLING SHARES OF A FUND SHORTLY AFTER PURCHASE. MARKET TIMING MAY ADVERSELY IMPACT A FUND'S PERFORMANCE BY PREVENTING THE INVESTMENT MANAGER FROM FULLY INVESTING THE ASSETS OF THE FUND, DILUTING THE VALUE OF SHARES HELD BY LONG-TERM SHAREHOLDERS, OR INCREASING THE FUND'S TRANSACTION COSTS.

--------------------------------------------------------------------------------

                                                                            S.15

FUNDS THAT INVEST IN SECURITIES THAT TRADE INFREQUENTLY MAY BE VULNERABLE TO MARKET TIMERS WHO SEEK TO TAKE ADVANTAGE OF INEFFICIENCIES IN THE SECURITIES MARKETS. FUNDS THAT INVEST IN SECURITIES THAT TRADE ON OVERSEAS SECURITIES MARKETS MAY BE VULNERABLE TO MARKET TIMERS WHO SEEK TO TAKE ADVANTAGE OF CHANGES IN THE VALUES OF SECURITIES BETWEEN THE CLOSE OF OVERSEAS MARKETS AND THE CLOSE OF U.S. MARKETS, WHICH IS GENERALLY THE TIME AT WHICH A FUND'S NAV IS CALCULATED. TO THE EXTENT THAT A FUND HAS SIGNIFICANT HOLDINGS OF SMALL CAP STOCKS OR FOREIGN SECURITIES, THE RISKS OF MARKET TIMING MAY BE GREATER FOR THE FUND THAN FOR OTHER FUNDS. SEE "PRINCIPAL INVESTMENT STRATEGIES" FOR A DISCUSSION OF THE TYPES OF SECURITIES IN WHICH YOUR FUND INVESTS.

SEE "VALUING FUND SHARES" FOR A DISCUSSION OF THE RIVERSOURCE FUNDS' POLICY ON FAIR VALUE PRICING, WHICH IS INTENDED, IN PART, TO REDUCE THE FREQUENCY AND EFFECT OF MARKET TIMING.

THE RIVERSOURCE FUNDS' BOARDS HAVE ADOPTED A POLICY THAT IS DESIGNED TO DETECT AND DETER MARKET TIMING THAT MAY BE HARMFUL TO THE FUNDS. EACH FUND SEEKS TO ENFORCE THIS POLICY THROUGH ITS SERVICE PROVIDERS AS FOLLOWS:

- The fund tries to distinguish market timing from trading that it believes is not harmful, such as periodic rebalancing for purposes of asset allocation or dollar cost averaging. Under the fund's procedures, there is no set number of transactions in the fund that constitutes market timing. Even one purchase and subsequent sale by related accounts may be market timing. Generally, the fund seeks to restrict the exchange privilege of an investor who makes more than three exchanges into or out of the fund in any 90-day period. Accounts held by a retirement plan or a financial institution for the benefit of its participants or clients, which typically engage in daily transactions, are not subject to this limit, although the fund seeks the assistance of financial institutions in applying similar restrictions on the sub-accounts of their participants or clients.

- If an investor's trading activity is determined to be market timing or otherwise harmful to existing shareholders, the fund reserves the right to modify or discontinue the investor's exchange privilege or reject the investor's purchases or exchanges, including purchases or exchanges accepted by a financial institution. The fund may treat accounts it believes to be under common control as a single account for these purposes, although it may not be able to identify all such accounts.

- Although the fund does not knowingly permit market timing, it cannot guarantee that it will be able to identify and restrict all short-term trading activity. The fund receives purchase and sale orders through financial institutions where market timing activity may not always be successfully detected.

Other exchange policies:

- Exchanges must be made into the same class of shares of the new fund.

--------------------------------------------------------------------------------

S.16

- Exchanges into RiverSource Tax-Exempt Money Market Fund may be made only from Class A shares.

- If your exchange creates a new account, it must satisfy the minimum investment amount for new purchases.

- Once the fund receives your exchange request, you cannot cancel it.

- Shares of the new fund may not be used on the same day for another exchange or sale.

- Shares of Class W originally purchased, but no longer held in a discretionary managed account, may not be exchanged for Class W shares of another fund. You may continue to hold these shares in the fund. Changing your investment to a different fund will be treated as a sale and purchase, and you will be subject to applicable taxes on the sale and sales charges on the purchase of the new fund.

SELLING SHARES

You may sell your shares at any time. The payment will be sent within seven days after your request is received in good order.

When you sell shares, the amount you receive may be more or less than the amount you invested. Your sale price will be the next NAV calculated after your request is received in good order, minus any applicable CDSC.

REPURCHASES. You can change your mind after requesting a sale and use all or part of the sale proceeds to purchase new shares in the same account, fund and class from which you sold. If you reinvest in Class A, you will purchase the new shares at NAV, up to the amount of the sale proceeds, instead of paying a sales charge on the date of a new purchase. If you reinvest in Class B or Class C, any CDSC you paid on the amount you are reinvesting also will be reinvested. In order for you to take advantage of this repurchase waiver, you must notify your financial institution within 90 days of the date your sale request was processed. Contact your financial institution for information on required documentation. The repurchase privilege may be modified or discontinued at any time and use of this option may have tax consequences.

Each fund reserves the right to redeem in kind.

For more details and a description of other sales policies, please see the SAI.

VALUING FUND SHARES

For classes of shares sold with an initial sales charge, the public offering or purchase price is the net asset value plus the sales charge. For funds or classes of shares sold without an initial sales charge, the public offering price is the NAV.

--------------------------------------------------------------------------------

                                                                            S.17

Orders in good form are priced at the NAV next determined after you place your order. Good form or good order means that your instructions have been received in the form required by the fund. This may include, for example, providing the fund name and account number, the amount of the transaction and all required signatures. For more information, contact your financial institution.

The NAV is the value of a single share of a fund. The NAV is determined by dividing the value of a fund's assets, minus any liabilities, by the number of shares outstanding. The NAV is calculated as of the close of business on the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time, on each day that the NYSE is open. Securities are valued primarily on the basis of market quotations. Market quotations are obtained from outside pricing services approved and monitored under procedures adopted by the Board. Certain short-term securities with maturities of 60 days or less are valued at amortized cost.

When reliable market quotations are not readily available, investments are priced at fair value based on procedures adopted by the Board. These procedures are also used when the value of an investment held by a fund is materially affected by events that occur after the close of a securities market but prior to the time as of which the fund's NAV is determined. Valuing investments at fair value involves reliance on judgment. The fair value of an investment is likely to differ from any available quoted or published price. To the extent that a fund has significant holdings of foreign securities or small cap stocks that may trade infrequently, fair valuation may be used more frequently than for other funds. The funds use an unaffiliated service provider to assist in determining fair values for foreign securities.

Foreign investments are valued in U.S. dollars. Some of a fund's securities may be listed on foreign exchanges that trade on weekends or other days when the fund does not price its shares. In that event, the NAV of the fund's shares may change on days when shareholders will not be able to purchase or sell the fund's shares.

DISTRIBUTIONS AND TAXES

As a shareholder you are entitled to your share of your fund's net income and net gains. Each fund distributes dividends and capital gains to qualify as a regulated investment company and to avoid paying corporate income and excise taxes.

--------------------------------------------------------------------------------

S.18

DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS

Your fund's net investment income is distributed to you as dividends. Dividends may be composed of qualifying dividend income, which is eligible for preferential tax rates under current tax law, as well as other ordinary dividend income, which may include non-qualifying dividends, interest income and short-term capital gains. Capital gains are realized when a security is sold for a higher price than was paid for it. Each realized capital gain or loss is long-term or short-term depending on the length of time the fund held the security. Realized capital gains and losses offset each other. The fund offsets any net realized capital gains by any available capital loss carryovers. Net short-term capital gains are included in net investment income. Net realized long-term capital gains, if any, are distributed by the end of the calendar year as capital gain distributions.

REINVESTMENTS

Dividends and capital gain distributions are automatically reinvested in additional shares in the same class of the fund, unless you request distributions in cash. The financial institution through which you purchased shares may have different policies.

Distributions are reinvested at the next calculated NAV after the distribution is paid. If you choose cash distributions, you will receive cash only for distributions declared after your request has been processed.

TAXES

If you buy shares shortly before the record date of a distribution, you may pay taxes on money earned by the fund before you were a shareholder. You will pay the full pre-distribution price for the shares, then receive a portion of your investment back as a distribution, which may be taxable.

For tax purposes, an exchange is considered a sale and purchase, and may result in a gain or loss. A sale is a taxable transaction. Generally, if you sell shares for less than their cost, the difference is a capital loss or if you sell shares for more than their cost, the difference is a capital gain. Your gain may be short term (for shares held for one year or less) or long term (for shares held for more than one year).

You may not create a tax loss, based on paying a sales charge, by exchanging shares before the 91(st) day after the day of purchase. If you buy Class A shares and exchange into another fund before the 91(st) day after the day of purchase, you may not include the sales charge in your calculation of tax gain or loss on the sale of the first fund you purchased. The sales charge may be included in the calculation of your tax gain or loss on a subsequent sale of the second fund you purchased. For more information, see the SAI.

--------------------------------------------------------------------------------

                                                                            S.19

Distributions of shares not held in IRAs or other retirement accounts are subject to federal income tax and may be subject to state and local taxes in the year they are declared. You must report distributions on your tax returns, even if they are reinvested in additional shares.

Income received by a fund may be subject to foreign tax and withholding. Tax conventions between certain countries and the U.S. may reduce or eliminate these taxes.

Shares held in an IRA or qualified retirement account are generally subject to different tax rules. Taking a distribution from your IRA or qualified retirement plan may subject you to federal taxes, penalties and reporting requirements. Please consult your tax advisor.

REITs often do not provide complete tax information until after the calendar year-end; generally mid to late January and continuing through early February. Consequently, if your fund has significant investments in REITs, you may not receive your Form 1099-DIV until February. Other RiverSource funds tax statements are mailed in January.

IMPORTANT: This information is a brief and selective summary of some of the tax rules that apply to an investment in a fund. Because tax matters are highly individual and complex, you should consult a qualified tax advisor.

GENERAL INFORMATION

AVAILABILITY AND TRANSFERABILITY OF FUND SHARES

Please consult your financial institution to determine availability of RiverSource funds. Currently, RiverSource funds may be purchased or sold through affiliated broker-dealers of RiverSource Investments and through certain unaffiliated financial institutions. If you set up an account at a financial institution that does not have, and is unable to obtain, a selling agreement with the distributor of the RiverSource funds, you will not be able to transfer RiverSource fund holdings to that account. In that event, you must either maintain your RiverSource fund holdings with your current financial institution, find another financial institution with a selling agreement, or sell your shares, paying any applicable CDSC. Please be aware that transactions in taxable accounts are taxable events and may result in income tax liability.

ADDITIONAL SERVICES AND COMPENSATION

In addition to acting as the fund's investment manager, RiverSource Investments and its affiliates also receive compensation for providing other services to the funds.

--------------------------------------------------------------------------------

S.20

Administration Services. Ameriprise Financial, 200 Ameriprise Financial Center, Minneapolis, Minnesota 55474, provides or compensates others to provide administrative services to the RiverSource funds. These services include administrative, accounting, treasury, and other services. Fees paid by a fund for these services are included under "Other expenses" in the expense table under "Fees and Expenses."

Custody Services. Ameriprise Trust Company, 200 Ameriprise Financial Center, Minneapolis, Minnesota 55474 (the custodian or Ameriprise Trust Company), provides custody services to all but a limited number of the RiverSource funds, for which U.S. Bank National Association provides custody services. In addition, Ameriprise Trust Company is paid for certain transaction fees and out-of-pocket expenses incurred while providing services to the funds. Fees paid by a fund for these services are included under "Other expenses" in the expense table under "Fees and Expenses."

Distribution and Shareholder Services. RiverSource Distributors, Inc., 50611 Ameriprise Financial Center, Minneapolis, Minnesota 55474 (the distributor or RiverSource Distributors), provides underwriting and distribution services to the RiverSource funds. Under the Distribution Agreement and related distribution and shareholder servicing plans, the distributor receives distribution and shareholder servicing fees. The distributor may retain a portion of these fees to support its distribution and shareholder servicing activity. The distributor re-allows the remainder of these fees (or the full fee) to the financial institutions that sell fund shares and provide services to shareholders. Fees paid by a fund for these services are set forth under "Distribution (12b-1) fees" in the expense table under "Fees and Expenses." More information on how these fees are used is set forth under "Investment Options -- Classes of Shares" and in the SAI. The distributor also administers any sales charges paid by an investor at the time of purchase or at the time of sale. See "Shareholder Fees (fees paid directly from your investment)" under "Fees and Expenses" for the scheduled sales charge of each share class. See "Buying and Selling Shares:
Sales Charges" for variations in the scheduled sales charges, and for how these sales charges are used by the distributor. See "Other Investment Strategies and Risks" for the RiverSource funds' policy regarding directed brokerage.

Plan Administration Services. Under a Plan Administration Services Agreement the fund pays for plan administration services, including services such as implementation and conversion services, account set-up and maintenance, reconciliation and account recordkeeping, education services and administration to various plan types, including 529 plans, retirement plans and Health Savings Accounts (HSAs). Fees paid by a fund for these services are included under "Other expenses" in the expense table under "Fees and Expenses."

--------------------------------------------------------------------------------

                                                                            S.21

Transfer Agency Services. RiverSource Service Corporation, 734 Ameriprise Financial Center, Minneapolis, Minnesota 55474 (the transfer agent or RiverSource Service Corporation), provides or compensates others to provide transfer agency services to the RiverSource funds. The RiverSource funds pay the transfer agent a fee that varies by class, as set forth in the SAI, and reimburses the transfer agent for its out-of-pocket expenses incurred while providing these transfer agency services to the funds. Fees paid by a fund for these services are included under "Other expenses" in the expense table under "Fees and Expenses." RiverSource Service Corporation pays a portion of these fees to financial institutions that provide sub-recordkeeping and other services to fund shareholders. The SAI provides additional information about the services provided and the fee schedules for the transfer agent agreements.

PAYMENTS TO FINANCIAL INSTITUTIONS

The distributor and its affiliates make or support additional cash payments out of their own resources (including profits earned from providing services to the fund) to financial institutions, including inter-company allocation of resources or payments to affiliated broker-dealers, in connection with agreements between the distributor and financial institutions pursuant to which these financial institutions sell fund shares and provide services to their clients who are shareholders of the fund. These payments and intercompany allocations (collectively, "payments") do not change the price paid by investors in the fund or fund shareholders for the purchase or ownership of fund shares of the fund, and these payments are not reflected in the fees and expenses of the fund, as they are not paid by the fund.

--------------------------------------------------------------------------------

S.22

In exchange for these payments, a financial institution may elevate the prominence or profile of the fund within the financial institution's organization, and may provide the distributor and its affiliates with preferred access to the financial institution's registered representatives or preferred access to the financial institution's customers. These arrangements are sometimes referred to as marketing and/or sales support payments, program and/or shareholder servicing payments, or revenue sharing payments. These arrangements create potential conflicts of interest between a financial institution's pecuniary interest and its duties to its customers, for example, if the financial institution receives higher payments from the sale of a certain fund than it receives from the sale of other funds, the financial institution or its representatives may be incented to recommend or sell shares of the fund where it receives or anticipates receiving the higher payment instead of other investment options that may be more appropriate for the customer. Employees of Ameriprise Financial and its affiliates, including employees of affiliated broker-dealers, may be separately incented to recommend or sell shares of the fund, as employee compensation and business unit operating goals at all levels are tied to the company's success. Certain employees, directly or indirectly, may receive higher compensation and other benefits as investment in the fund increases. In addition, management, sales leaders and other employees may spend more of their time and resources promoting Ameriprise Financial and its subsidiary companies, including RiverSource Investments, and the distributor, and the products they offer, including the fund.

These payments are typically negotiated based on various factors including, but not limited to, the scope and quality of the services provided by the financial institution, its reputation in the industry, its ability to attract and retain assets, its access to target markets, its customer relationships, the profile the fund may obtain within the financial institution, and the access the distributor or other representatives of the fund may have within the financial institution for advertisement or education, including opportunities to present at or sponsor conferences for the registered representatives of the financial institution and its customers.

--------------------------------------------------------------------------------

                                                                            S.23

These payments are usually calculated based on a percentage of fund assets owned through the financial institution and/or as a percentage of fund sales attributable to the financial institution. Certain financial institutions require flat fees instead of, or in addition to, these asset-based fees as compensation for including or maintaining a fund on their platforms, and, in certain situations, may require the reimbursement of ticket or operational charges -- fees that a financial institution charges its registered representatives for effecting transactions in the fund. The amount of payment varies by financial institution (e.g., initial platform set-up fees, ongoing maintenance or service fees, or asset or sales based fees). The amount of payments also varies by the type of sale. For instance, purchases of one type of fund may warrant a greater or lesser amount of payments than purchases of another type of fund. Additionally, sale and maintenance of shares on a retail basis may result in a greater or lesser amount of payments than for the sale and maintenance of shares made through a plan, wrap or other fee-based program. Payments to affiliates may include payments as compensation to employees of RiverSource Investments who are licensed by the distributor in respect of certain sales and solicitation activity on behalf of the fund. These payments may be and often are significant. Additional information concerning the amount and calculation of these payments is available in the fund's SAI.

Payments to affiliated broker-dealers are within the range of the payments the distributor pays to similarly-situated third party financial institutions and the payments such affiliated broker-dealers receive from third party fund sponsors related to the sale of their sponsored funds. However, because of the large amount of RiverSource fund assets (in aggregate) currently held in customer accounts of the affiliated broker-dealers, the distributor and its affiliates, in the aggregate, pay significantly more in absolute dollars than other third-party fund sponsors pay to the affiliated broker-dealers for the sale and servicing of their sponsored funds. This level of payment creates potential conflicts of interest which the affiliated broker-dealers seek to mitigate by disclosure and implementation of internal controls, as well as the rules and regulations of applicable regulators.

From time to time, to the extent permitted by SEC and NASD rules and by other applicable laws and regulations, the distributor and its affiliates may make other reimbursements or payments to financial institutions or their registered representatives, including non-cash compensation, in the form of gifts of nominal value, occasional meals, tickets, or other entertainment, support for due diligence trips, training and educational meetings or conference sponsorships, support for recognition programs, and other forms of non-cash compensation permissible under regulations to which these financial institutions and their representatives are subject. To the extent these are made as payments instead of reimbursement, they may provide profit to the financial institution to the extent the cost of such services was less than the actual expense of the service.

--------------------------------------------------------------------------------

S.24

The financial institution through which you are purchasing or own shares of the fund has been authorized directly or indirectly by the distributor to sell the fund and/or to provide services to you as a shareholder of the fund. Investors and current shareholders may wish to take such payment arrangements into account when considering and evaluating any recommendations they receive relating to fund shares. If you have questions regarding the specific details regarding the payments your financial institution may receive from the distributor or its affiliates related to your purchase or ownership of the fund, please contact your financial institution. The SAI contains additional detail regarding payments made by the distributor to financial institutions.

The payments described in this section are in addition to fees paid by the fund to the distributor under 12b-1 plans, which fees may be used to compensate financial institutions for the distribution of fund shares and the servicing of fund shareholders, or paid by the fund to the transfer agent under the transfer agent agreement or plan administration agreement, which fees may be used to support networking or servicing fees to compensate financial institutions for supporting shareholder account maintenance, sub-accounting, plan recordkeeping or other services provided directly by the financial institution to shareholders or plans and plan participants, including retirement plans, 529 plans, Health Savings Account plans, or other plans, where participants beneficially own shares of the fund.

Financial institutions may separately charge you additional fees. See "Buying and Selling Shares."

ADDITIONAL MANAGEMENT INFORMATION

MANAGER OF MANAGERS EXEMPTION. The RiverSource funds have received an order from the Securities and Exchange Commission that permits RiverSource Investments, subject to the approval of the Board, to appoint a subadviser or change the terms of a subadvisory agreement for a fund without first obtaining shareholder approval. The order permits the fund to add or change unaffiliated subadvisers or change the fees paid to subadvisers from time to time without the expense and delays associated with obtaining shareholder approval of the change.

RiverSource Investments or its affiliates may have other relationships, including significant financial relationships, with current or potential subadvisers or their affiliates, which may create a conflict of interest. In making recommendations to the Board to appoint or to change a subadviser, or to change the terms of a subadvisory agreement, RiverSource Investments does not consider any other relationship it or its affiliates may have with a subadviser, and RiverSource Investments discloses the nature of any material relationships it has with a subadviser to the Board.

--------------------------------------------------------------------------------

                                                                            S.25

AFFILIATED PRODUCTS. RiverSource Investments also serves as investment manager to RiverSource funds that provide asset-allocation services to shareholders by investing in shares of other RiverSource funds (Funds of Funds) and to discretionary managed accounts (collectively referred to as "affiliated products"). A fund may experience relatively large purchases or redemptions from the affiliated products. Although RiverSource Investments seeks to minimize the impact of these transactions by structuring them over a reasonable period of time or through other measures, a fund may experience increased expenses as it buys and sells securities to manage transactions for the affiliated products. In addition, because the affiliated products may own a substantial portion of a fund, a redemption by one or more affiliated product could cause a fund's expense ratio to increase as the fund's fixed costs would be spread over a smaller asset base. RiverSource Investments monitors expense levels and is committed to offering funds that are competitively priced. RiverSource Investments will report to the Board on the steps it has taken to manage any potential conflicts.

CASH RESERVES. A fund may invest its daily cash balance in RiverSource Short-Term Cash Fund (Short-Term Cash Fund), a money market fund established for the exclusive use of the RiverSource funds and other institutional clients of RiverSource Investments. While Short-Term Cash Fund does not pay an advisory fee to RiverSource Investments, it does incur other expenses, and is expected to operate at a very low expense ratio. A fund will invest in Short-Term Cash Fund only to the extent it is consistent with the fund's investment objectives and policies. Short-Term Cash Fund is not insured or guaranteed by the FDIC or any other government agency.

FUND HOLDINGS DISCLOSURE. The Board has adopted policies and procedures that govern the timing and circumstances of disclosure to shareholders and third parties of information regarding the securities owned by a fund. A description of these policies and procedures is included in the SAI.

LEGAL PROCEEDINGS. Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the fund. Information regarding certain pending and settled legal proceedings may be found in the Fund's shareholder reports and in the SAI. Additionally, Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

--------------------------------------------------------------------------------
S.26

RiverSource Funds can be purchased from authorized financial institutions. The fund can be found under the "RiverSource" banner in most mutual fund quotations.

Additional information about the fund and its investments is available in the fund's SAI, and annual and semiannual reports to shareholders. In the fund's annual report, you will find a discussion of market conditions and investment strategies that significantly affected the fund's performance during its most recent fiscal year. The SAI is incorporated by reference in this prospectus. For a free copy of the SAI, the annual report, or the semiannual report, or to request other information about the fund, contact RiverSource Funds or your financial institution. To make a shareholder inquiry, contact the financial institution through whom you purchased the fund.

RiverSource Funds
734 Ameriprise Financial Center
Minneapolis, MN 55474
(888) 791-3380

RiverSource Funds information available at RiverSource Investments website address:
riversource.com/funds

You may review and copy information about the fund, including the SAI, at the Securities and Exchange Commission's (Commission) Public Reference Room in Washington, D.C. (for information about the public reference room call 1-202-551-8090). Reports and other information about the fund are available on the EDGAR Database on the Commission's Internet site at www.sec.gov. Copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing to the Public Reference Section of the Commission, 100 F Street, N.E., Washington, D.C. 20549-0102.

Investment Company Act File #811-5696

TICKER SYMBOL
Class A: IDEAX     Class B: IEMBX     Class C: RMCEX
Class I: RSRIX     Class R4: --

(RIVERSOURCE INVESTMENTS LOGO)                               S-6354-99 T (12/07)

Prospectus

                                                  (RIVERSOURCE INVESTMENTS LOGO)

RIVERSOURCE(R)
EMERGING MARKETS BOND FUND


PROSPECTUS DEC. 28, 2007

RIVERSOURCE EMERGING MARKETS BOND FUND SEEKS TO PROVIDE SHAREHOLDERS WITH HIGH TOTAL RETURN THROUGH CURRENT INCOME AND CAPITAL APPRECIATION.

Classes A, B, C, I, R4 and W

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus.
Any representation to the contrary is a criminal offense.

You may qualify for sales charge discounts on purchases of Class A shares. Please notify your financial institution if you have other accounts holding shares of RiverSource funds to determine whether you qualify for a sales charge discount. See "Buying and Selling Shares" for more information.

 NOT FDIC INSURED - MAY LOSE VALUE - NO BANK GUARANTEE

TABLE OF CONTENTS


THE FUND....................................................      3P
Objective...................................................      3p
Principal Investment Strategies.............................      3p
Principal Risks.............................................      4p
Past Performance............................................      7p
Fees and Expenses...........................................      8p
Other Investment Strategies and Risks.......................     10p
Fund Management and Compensation............................     11p
FINANCIAL HIGHLIGHTS........................................     13P
BUYING AND SELLING SHARES...................................     S.1
Description of Share Classes................................     S.1
   Investment Options -- Classes of Shares .................     S.1
   Sales Charges............................................     S.5
   Opening an Account.......................................    S.10
Exchanging or Selling Shares................................    S.13
   Exchanges................................................    S.15
   Selling Shares...........................................    S.17
VALUING FUND SHARES.........................................    S.18
DISTRIBUTIONS AND TAXES.....................................    S.19
Dividends and Capital Gain Distributions....................    S.19
Reinvestments...............................................    S.19
Taxes.......................................................    S.19
GENERAL INFORMATION.........................................    S.21


--------------------------------------------------------------------------------

2P RIVERSOURCE EMERGING MARKETS BOND FUND -- 2007 PROSPECTUS

THE FUND

OBJECTIVE

RiverSource Emerging Markets Bond Fund (the Fund) seeks to provide shareholders with high total return through current income and, secondarily, through capital appreciation. Because any investment involves risk, there is no assurance this objective can be achieved. Only shareholders can change the Fund's objective.

PRINCIPAL INVESTMENT STRATEGIES

The Fund is a non-diversified fund that invests primarily in fixed income securities of emerging markets issuers. Emerging markets include any country determined to have an emerging market economy. Emerging markets include any country that is not defined by the World Bank as a High Income OECD country. The OECD (Organization for Economic Co-operation and Development) is a group of 30 member countries sharing a commitment to democratic government and the market economy. Under normal market conditions, at least 80% of the Fund's net assets will be invested in fixed income securities of issuers that are located in emerging markets countries, or that earn 50% or more of their total revenues from goods or services produced in emerging markets countries or from sales made in emerging markets countries. Such securities may be denominated in either non-U.S. currencies or the U.S. dollar. While the Fund may invest 25% or more of its total assets in the securities of foreign governmental and corporate entities located in the same country, it will not invest 25% or more of its total assets in any single foreign government issuer. Emerging market fixed income securities are generally rated in the lower rating categories of recognized rating agencies or considered by the investment manager to be of comparable quality. These lower quality fixed income securities are often called "junk bonds." The Fund may invest up to 100% of its assets in these lower rated securities. The Fund will provide shareholders with at least 60 days' notice of any change in the 80% policy.

In pursuit of the Fund's objective, the investment manager (RiverSource Investments, LLC) chooses investments by:

- Analyzing the creditworthiness of emerging market countries.

- Seeking to evaluate the best relative value opportunities among emerging market countries, by comparing sovereign debt spreads to fundamental creditworthiness and comparing the recent sovereign debt spread relationships among countries to historic relationships.

- Seeking to identify emerging markets bonds that can take advantage of attractive local interest rates and provide exposure to undervalued currencies.

In evaluating whether to sell a security, the investment manager considers, among other factors, whether in its view:

- The security is overvalued.

--------------------------------------------------------------------------------
                    RIVERSOURCE EMERGING MARKETS BOND FUND -- 2007 PROSPECTUS 3P

- The security has new credit risks.

- The security continues to meet the standards described above.

The investment manager monitors the Fund's exposure to interest rate and foreign currency fluctuations.

The investment manager may use derivatives such as futures, options, forward contracts and swaps, including credit default swaps, in an effort to produce incremental earnings, to hedge existing positions, to increase market exposure and investment flexibility, or to obtain or reduce credit exposure. The Fund may count the value of derivative securities with emerging markets exposure towards its 80% policy.

PRINCIPAL RISKS

This Fund is designed for long-term investors with above-average risk tolerance. The Fund has a higher potential for volatility and loss of principal. Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:

MARKET RISK. The market value of securities may fall or fail to rise. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. The market value of securities may fluctuate, sometimes rapidly and unpredictably.

FOREIGN/EMERGING MARKETS RISK. The following are all components of foreign/emerging markets risk:

Country risk includes the political, economic, and other conditions of the country. These conditions include lack of publicly available information, less government oversight (including lack of accounting, auditing, and financial reporting standards), the possibility of government-imposed restrictions, and even the nationalization of assets. The liquidity of foreign investments may be more limited than for most U.S. investments, which means that at times it may be difficult to sell foreign securities at desirable prices.

Currency risk results from the constantly changing exchange rate between local currency and the U.S. dollar. Whenever the Fund holds securities valued in a foreign currency or holds the currency, changes in the exchange rate add or subtract from the value of the investment.

Custody risk refers to the process of clearing and settling trades. It also covers holding securities with local agents and depositories. Low trading volumes and volatile prices in less developed markets make trades harder to complete and settle. Local agents are held only to the standard of care of the local market. Governments or trade groups may compel local agents to hold securities in designated depositories that are not subject to independent evaluation. The less developed a country's securities market is, the greater the likelihood of problems occurring.

--------------------------------------------------------------------------------

4P RIVERSOURCE EMERGING MARKETS BOND FUND -- 2007 PROSPECTUS

Emerging markets risk includes the dramatic pace of change (economic, social, and political) in these countries as well as the other considerations listed above. These markets are in early stages of development and are extremely volatile. They can be marked by extreme inflation, devaluation of currencies, dependence on trade partners, and hostile relations with neighboring countries.

CREDIT RISK. Credit risk is the risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable or unwilling to honor a financial obligation, such as payments due on a bond or a note. If the Fund purchases unrated securities, or if the rating of a security is reduced after purchase, the Fund will depend on the investment manager's analysis of credit risk more heavily than usual. Non-investment grade securities, commonly called "high-yield" or "junk" bonds, may react more to perceived changes in the ability of the issuing entity to pay interest and principal when due than to changes in interest rates. Non-investment grade securities have greater price fluctuations and are more likely to experience a default than investment grade bonds. In addition, investments in emerging markets debt obligations also are subject to increased credit risk because of the difficulties of requiring foreign entities, including issuers of sovereign debt obligations, to honor their contractual commitments, and because a number of emerging markets governments and other issuers are already in default.

ACTIVE MANAGEMENT RISK. The Fund is actively managed and its performance therefore will reflect in part the ability of the portfolio managers to select securities and to make investment decisions that are suited to achieving the Fund's investment objective. Due to its active management, the Fund could underperform other mutual funds with similar investment objectives.


DERIVATIVES RISK. Derivatives are financial instruments that have a value which depends upon, or is derived from, the value of something else, such as one or more underlying securities, pools of securities, options, futures, indexes or currencies. Gains or losses involving derivative instruments may be substantial, because a relatively small price movement in the underlying security(ies), instrument, currency or index may result in a substantial gain or loss for the Fund. Derivative instruments in which the Fund invests will typically increase the Fund's exposure to Principal Risks to which it is otherwise exposed, and may expose the Fund to additional risks, including correlation risk, counterparty credit risk, hedging risk, leverage risk and liquidity risk.



Correlation risk is related to hedging risk and is the risk that there may be an incomplete correlation between the hedge and the opposite position, which may result in increased or unanticipated losses.



Counterparty credit risk is the risk that a counterparty to the derivative instrument becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, and the Fund may obtain no recovery of its investment or may only obtain a limited recovery, and any recovery may be delayed.


--------------------------------------------------------------------------------
                    RIVERSOURCE EMERGING MARKETS BOND FUND -- 2007 PROSPECTUS 5P

Hedging risk is the risk that derivative instruments used to hedge against an opposite position may offset losses, but they may also offset gains.



Leverage risk is the risk that losses from the derivative instrument may be greater than the amount invested in the derivative instrument.



Liquidity risk is the risk that the derivative instrument may be difficult or impossible to sell or terminate, which may cause the Fund to be in a position to do something the investment manager would not otherwise choose, including accepting a lower price for the derivative instrument, selling other investments or foregoing another, more appealing investment opportunity.



Certain derivatives have the potential for unlimited losses, regardless of the size of the initial investment. See the SAI for more information on derivative instruments and related risks.


DIVERSIFICATION RISK. The Fund is non-diversified. A non-diversified fund may invest more of its assets in fewer companies than if it were a diversified fund. Because each investment has a greater effect on the Fund's performance, the Fund may be more exposed to the risks of loss and volatility then a fund that invests more broadly.

GEOGRAPHIC CONCENTRATION RISK. The Fund may be particularly susceptible to economic, political or regulatory events affecting companies and countries within the specific geographic region in which the Fund focuses its investments. Currency devaluations could occur in countries that have not yet experienced currency devaluation to date, or could continue to occur in countries that have already experienced such devaluations. As a result, the Fund may be more volatile than a more geographically diversified fund.

INTEREST RATE RISK. Interest rate risk is the risk of losses attributable to changes in interest rates. Interest rate risk is generally associated with bond prices: when interest rates rise, bond prices fall. In general, the longer the maturity or duration of a bond, the greater its sensitivity to changes in interest rates.

LIQUIDITY RISK. The risk associated from a lack of marketability of securities which may make it difficult or impossible to sell at desirable prices in order to minimize loss. The Fund may have to lower the selling price, sell other investments, or forego another, more appealing investment opportunity.

SECTOR RISK. Investments that are concentrated in a particular issuer, geographic region or sector will be more susceptible to changes in price. The more a fund diversifies, the more it spreads risk and potentially reduces the risks of loss and volatility.

--------------------------------------------------------------------------------

6P RIVERSOURCE EMERGING MARKETS BOND FUND -- 2007 PROSPECTUS

PAST PERFORMANCE

The bar chart and past performance table are not presented because the Fund has not had a full calendar year of operations. The Fund began operations on Feb. 16, 2006.

When available, the Fund intends to compare its performance to the J.P. Morgan Emerging Markets Bond Index-Global (J.P. Morgan EMBI-Global), which is an unmanaged index based on U.S. dollar-denominated debt instruments issued by emerging market sovereign and quasi-sovereign entities, such as Brady bonds, Eurobonds and loans. The index reflects reinvestment of all distributions and changes in market prices.

The Fund also intends to compare its performance to the Lipper Emerging Markets Debt Funds Index, an index published by Lipper Inc., which includes the 10 largest funds that have similar investment objectives to the Fund, although some funds in the index may have somewhat different investment policies or objectives.

--------------------------------------------------------------------------------

                    RIVERSOURCE EMERGING MARKETS BOND FUND -- 2007 PROSPECTUS 7P

FEES AND EXPENSES


Fund investors pay various expenses. The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Expenses are based on the Fund's most recent fiscal year, adjusted to reflect current fees.


SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)


                                                                                  CLASS I
                                                                                   CLASS
                                                                                   R4(b)
                                                 CLASS A    CLASS B    CLASS C    CLASS W
 Maximum sales charge (load) imposed on
 purchases
 (as a percentage of offering price)              4.75%(a)   None       None         None
 Maximum deferred sales charge (load) imposed
 on sales
 (as a percentage of offering price at time
 of purchase)                                      None        5%         1%         None

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)



AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS:
                                                   CLASS A    CLASS B    CLASS C    CLASS W
 Management fees                                    0.72%      0.72%      0.72%      0.72%
 Distribution (12b-1) fees                          0.25%      1.00%      1.00%      0.25%
 Other expenses(c)                                  0.36%      0.41%      0.41%      0.36%
 Total annual fund operating expenses(d)            1.33%      2.13%      2.13%      1.33%




                                                                            CLASS
                                                                CLASS I     R4(b)
 Management fees                                                 0.72%       0.72%
 Distribution (12b-1) fees                                       0.00%       0.00%
 Other expenses(c)                                               0.21%       0.53%
 Total annual fund operating expenses(d)                         0.93%       1.25%


(a) This charge may be reduced depending on the value of your total investments in RiverSource Funds. See "Sales Charges."
(b) Effective Dec. 11, 2006, the following changes were implemented: renaming Class Y as Class R4, terminating the shareholder servicing agreement, revising the fee structure under the transfer agent agreement from account-based to asset-based, and adopting a plan administration services agreement.

(c) Other expenses include an administrative services fee, a transfer agency fee, a custody fee, other nonadvisory expenses and, for Class R4, a plan administration services fee. Other expenses may also include fees and expenses of affiliated and unaffiliated funds (acquired funds) which the Fund indirectly bears when it invests in the acquired funds. The impact of these acquired funds fees and expenses for the most recent fiscal period was less than 0.01%. Because acquired funds will have varied expense and fee levels and the Fund may own different proportions of acquired funds at different times, the amount of fees and expenses incurred by the Fund with respect to such investments will vary.


(d) The investment manager and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses until October 31, 2008, unless sooner terminated at the discretion of the Fund's Board. Any amounts waived will not be reimbursed by the Fund. Under this agreement, net fund expenses (excluding fees and expenses of acquired funds), will not exceed 1.40% for Class A, 2.17% for Class B, 2.16% for Class C, 0.95% for Class I, 1.25% for Class R4 and 1.40% for Class W.


--------------------------------------------------------------------------------

8P RIVERSOURCE EMERGING MARKETS BOND FUND -- 2007 PROSPECTUS

EXAMPLES

These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

These examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. These examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


                                             1 YEAR      3 YEARS      5 YEARS      10 YEARS
 Class A(a)                                   $604       $  877       $1,170        $2,005
 Class B                                      $716(b)    $1,067(b)    $1,345(b)     $2,262(c)
 Class C                                      $316(b)    $  667       $1,145        $2,467
 Class I                                      $ 95       $  297       $  516        $1,147
 Class R4                                     $127       $  397       $  687        $1,516
 Class W                                      $135       $  422       $  730        $1,606


(a)  Includes a 4.75% sales charge.
(b)  Includes the applicable CDSC.
(c) Based on conversion of Class B shares to Class A shares in the ninth year of ownership.

You would pay the following expenses if you did not redeem your shares:


                                             1 YEAR      3 YEARS      5 YEARS      10 YEARS
 Class A(a)                                   $604        $877        $1,170        $2,005
 Class B                                      $216        $667        $1,145        $2,262(b)
 Class C                                      $216        $667        $1,145        $2,467
 Class I                                      $ 95        $297        $  516        $1,147
 Class R4                                     $127        $397        $  687        $1,516
 Class W                                      $135        $422        $  730        $1,606


(a)  Includes a 4.75% sales charge.
(b) Based on conversion of Class B shares to Class A shares in the ninth year of ownership.

--------------------------------------------------------------------------------

                    RIVERSOURCE EMERGING MARKETS BOND FUND -- 2007 PROSPECTUS 9P

OTHER INVESTMENT STRATEGIES AND RISKS


Other Investment Strategies. In addition to the principal investment strategies previously described, the Fund may utilize investment strategies that are not principal investment strategies, including investment in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds (ETFs), also referred to as "acquired funds") ownership of which results in the Fund bearing its proportionate share of the acquired funds' fees and expenses. Although ETFs are designed to replicate the price and yield of a specified market index, there is no guarantee that an ETF will track its specified market index, which may result in a loss. For more information on strategies and holdings, and the risks of such strategies, including derivative instruments that the Fund may use, see the Fund's Statement of Additional Information (SAI) and its annual and semiannual reports.


Unusual Market Conditions. During unusual market conditions, the Fund may temporarily invest more of its assets in money market securities than during normal market conditions. Although investing in these securities would serve primarily to attempt to avoid losses, this type of investing also could prevent the Fund from achieving its investment objective. During these times, the portfolio managers may make frequent securities trades that could result in increased fees, expenses and taxes, and decreased performance. Instead of investing in money market securities directly, the Fund may invest in shares of an affiliated money market fund. See "Cash Reserves" for more information.

Securities Transaction Commissions. Securities transactions involve the payment by the Fund of brokerage commissions to broker-dealers, on occasion as compensation for research or brokerage services (commonly referred to as "soft dollars"), as the portfolio managers buy and sell securities for the Fund in pursuit of its objective. A description of the policies governing the Fund's securities transactions and the dollar value of brokerage commissions paid by the Fund are set forth in the SAI. Funds that invest primarily in fixed income securities do not typically generate brokerage commissions that are used to pay for research or brokerage services. The brokerage commissions set forth in the SAI do not include implied commissions or mark-ups (implied commissions) paid by the Fund for principal transactions (transactions made directly with a dealer or other counterparty), including most fixed income securities (and certain other instruments, including derivatives). Brokerage commissions do not reflect other elements of transaction costs, including the extent to which the Fund's purchase and sale transactions may cause the market to move and change the market price for an investment.

Although brokerage commissions and implied commissions are not reflected in the expense table under "Fees and Expenses," they are reflected in the total return of the Fund.

--------------------------------------------------------------------------------

10P RIVERSOURCE EMERGING MARKETS BOND FUND -- 2007 PROSPECTUS

Portfolio Turnover. Trading of securities may produce capital gains, which are taxable to shareholders when distributed. Active trading may also increase the amount of brokerage commissions paid or mark-ups to broker-dealers that the Fund pays when it buys and sells securities. Capital gains and increased brokerage commissions or mark-ups paid to broker-dealers may adversely affect a fund's performance. The Fund's historical portfolio turnover rate, which measures how frequently the Fund buys and sells investments, is shown in the "Financial Highlights."

Directed Brokerage. The Fund's Board of Directors (Board) has adopted a policy prohibiting the investment manager, or any subadviser, from considering sales of shares of the Fund as a factor in the selection of broker-dealers through which to execute securities transactions.

Additional information regarding securities transactions can be found in the SAI.

FUND MANAGEMENT AND COMPENSATION

INVESTMENT MANAGER

RiverSource Investments, LLC (the investment manager or RiverSource Investments), 200 Ameriprise Financial Center, Minneapolis, Minnesota 55474, is the investment manager to the RiverSource funds, and is a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Ameriprise Financial is a financial planning and financial services company that has been offering solutions for clients' asset accumulation, income management and protection needs for more than 110 years. In addition to managing investments for all of the RiverSource funds, RiverSource Investments manages investments for itself and its affiliates. For institutional clients, RiverSource Investments and its affiliates provide investment management and related services, such as separate account asset management, and institutional trust and custody, as well as other investment products. For all of its clients, RiverSource Investments seeks to allocate investment opportunities in an equitable manner over time. See the SAI for more information.


The Fund pays RiverSource Investments a fee for managing its assets. Under the Investment Management Services Agreement (Agreement), the fee for the most recent fiscal year was 0.72% of the Fund's average daily net assets. Under the Agreement, the Fund also pays taxes, brokerage commissions, and nonadvisory expenses. A discussion regarding the basis for the Board approving the Agreement is available in the Fund's most recent annual or semiannual shareholder report.


Portfolio Manager(s). The portfolio manager responsible for the day-to-day management of the Portfolio is:

Nicholas Pifer, CFA, Portfolio Manager

- Managed the Fund since 2006.
- Leader of the global sector team.

--------------------------------------------------------------------------------

                   RIVERSOURCE EMERGING MARKETS BOND FUND -- 2007 PROSPECTUS 11P

- Joined RiverSource Investments in 2000.

- Fixed Income Portfolio Manager, Investment Advisers, Inc., 1997 to 2000.

- Began investment career in 1990.

- MA, Johns Hopkins University School of Advanced International Studies.

The fixed income department of RiverSource Investments is divided into six sector teams, each of which includes a portfolio manager or portfolio managers and several analysts, and each of which specializes in a specific sector of the fixed income market. The Fund's portfolio manager leads the team that specializes in the sector in which the Fund primarily invests.

The SAI provides additional information about portfolio manager compensation, management of other accounts and ownership of shares in the Fund.

--------------------------------------------------------------------------------

12P RIVERSOURCE EMERGING MARKETS BOND FUND -- 2007 PROSPECTUS

FINANCIAL HIGHLIGHTS


THE FINANCIAL HIGHLIGHTS TABLES ARE INTENDED TO HELP YOU UNDERSTAND THE FUND'S FINANCIAL PERFORMANCE. CERTAIN INFORMATION REFLECTS FINANCIAL RESULTS FOR A SINGLE FUND SHARE. THE TOTAL RETURNS IN THE TABLES REPRESENT THE RATE THAT AN INVESTOR WOULD HAVE EARNED OR LOST ON AN INVESTMENT IN THE FUND (ASSUMING REINVESTMENT OF ALL DIVIDENDS AND DISTRIBUTIONS). THE INFORMATION FOR THE FISCAL YEAR ENDED OCT. 31, 2007 HAS BEEN DERIVED FROM THE FINANCIAL STATEMENTS AUDITED BY ERNST & YOUNG LLP, WHOSE REPORT, ALONG WITH THE FUND'S FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS, IS INCLUDED IN THE ANNUAL REPORT WHICH, IF NOT INCLUDED WITH THIS PROSPECTUS, IS AVAILABLE UPON REQUEST. THE INFORMATION FOR THE PERIODS ENDED ON OR BEFORE OCT. 31, 2006 HAS BEEN AUDITED BY KPMG LLP.



CLASS A



PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED OCT. 31,                                   2007           2006(B)
Net asset value, beginning of period                            $10.16          $9.98
-------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                                       .59(c)         .33
Net gains (losses) (both realized and unrealized)                  .39            .18
-------------------------------------------------------------------------------------
Total from investment operations                                   .98            .51
-------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                              (.55)          (.33)
Distributions from realized gains                                 (.02)            --
-------------------------------------------------------------------------------------
Total distributions                                               (.57)          (.33)
-------------------------------------------------------------------------------------
Net asset value, end of period                                  $10.57         $10.16
-------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
Net assets, end of period (in millions)                             $5            $12
-------------------------------------------------------------------------------------
Gross expenses prior to expense waiver/reimbursement(d),(e)      1.33%          1.81%(f)
-------------------------------------------------------------------------------------
Net expenses after expense waiver/reimbursement(d),(e)           1.33%          1.39%(f),(g)
-------------------------------------------------------------------------------------
Net investment income (loss)                                     5.61%          5.20%(f)
-------------------------------------------------------------------------------------
Portfolio turnover rate                                            41%            32%
-------------------------------------------------------------------------------------
Total return(h)                                                  9.94%          5.25%(i)
-------------------------------------------------------------------------------------



(a)  For a share outstanding throughout the period. Rounded to the nearest cent.


(b) For the period from Feb. 16, 2006 (when shares became publicly available) to Oct. 31, 2006.


(c) Per share amount has been calculated using the average shares outstanding method.


(d) Expense ratio is before reduction of earnings and bank fee credits on cash balances.


(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.


(f)  Adjusted to an annual basis.


(g) The Investment Manager and its affiliates have agreed to waive certain fees and expenses (excluding fees and expenses of acquired funds).


(h)  Total return does not reflect payment of a sales charge.


(i)  Not annualized.


--------------------------------------------------------------------------------

                   RIVERSOURCE EMERGING MARKETS BOND FUND -- 2007 PROSPECTUS 13P

CLASS B



PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED OCT. 31,                                   2007           2006(B)
Net asset value, beginning of period                            $10.16          $9.97
-------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                                       .52(c)         .28
Net gains (losses) (both realized and unrealized)                  .37            .19
-------------------------------------------------------------------------------------
Total from investment operations                                   .89            .47
-------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                              (.48)          (.28)
Distributions from realized gains                                 (.02)            --
-------------------------------------------------------------------------------------
Total distributions                                               (.50)          (.28)
-------------------------------------------------------------------------------------
Net asset value, end of period                                  $10.55         $10.16
-------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
Net assets, end of period (in millions)                             $1             $1
-------------------------------------------------------------------------------------
Gross expenses prior to expense waiver/reimbursement(d),(e)      2.13%          2.62%(f)
-------------------------------------------------------------------------------------
Net expenses after expense waiver/reimbursement(d),(e)           2.13%          2.20%(f),(g)
-------------------------------------------------------------------------------------
Net investment income (loss)                                     4.90%          4.51%(f)
-------------------------------------------------------------------------------------
Portfolio turnover rate                                            41%            32%
-------------------------------------------------------------------------------------
Total return(h)                                                  8.94%          4.80%(h),(i)
-------------------------------------------------------------------------------------



(a)  For a share outstanding throughout the period. Rounded to the nearest cent.


(b) For the period from Feb. 16, 2006 (when shares became publicly available) to Oct. 31, 2006.


(c) Per share amount has been calculated using the average shares outstanding method.


(d) Expense ratio is before reduction of earnings and bank fee credits on cash balances.


(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.


(f)  Adjusted to an annual basis.


(g) The Investment Manager and its affiliates have agreed to waive certain fees and expenses (excluding fees and expenses of acquired funds).


(h)  Total return does not reflect payment of a sales charge.


(i)  Not annualized.


--------------------------------------------------------------------------------

14P RIVERSOURCE EMERGING MARKETS BOND FUND -- 2007 PROSPECTUS

CLASS C



PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED OCT. 31,                                   2007           2006(B)
Net asset value, beginning of period                            $10.15          $9.97
-------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                                       .53(c)         .28
Net gains (losses) (both realized and unrealized)                  .36            .18
-------------------------------------------------------------------------------------
Total from investment operations                                   .89            .46
-------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                              (.48)          (.28)
Distributions from realized gains                                 (.02)            --
-------------------------------------------------------------------------------------
Total distributions                                               (.50)          (.28)
-------------------------------------------------------------------------------------
Net asset value, end of period                                  $10.54         $10.15
-------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
Net assets, end of period (in millions)                            $--            $--
-------------------------------------------------------------------------------------
Gross expenses prior to expense waiver/reimbursement(d),(e)      2.13%          2.61%(f)
-------------------------------------------------------------------------------------
Net expenses after expense waiver/reimbursement(d),(e)           2.13%          2.19%(f),(g)
-------------------------------------------------------------------------------------
Net investment income (loss)                                     5.00%          4.46%(f)
-------------------------------------------------------------------------------------
Portfolio turnover rate                                            41%            32%
-------------------------------------------------------------------------------------
Total return(h)                                                  8.94%          4.75%(h),(i)
-------------------------------------------------------------------------------------



(a)  For a share outstanding throughout the period. Rounded to the nearest cent.


(b) For the period from Feb. 16, 2006 (when shares became publicly available) to Oct. 31, 2006.


(c) Per share amount has been calculated using the average shares outstanding method.


(d) Expense ratio is before reduction of earnings and bank fee credits on cash balances.


(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.


(f)  Adjusted to an annual basis.


(g) The Investment Manager and its affiliates have agreed to waive certain fees and expenses (excluding fees and expenses of acquired funds).


(h)  Total return does not reflect payment of a sales charge.


(i)  Not annualized.


--------------------------------------------------------------------------------

                   RIVERSOURCE EMERGING MARKETS BOND FUND -- 2007 PROSPECTUS 15P

CLASS I



PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED OCT. 31,                                   2007           2006(B)
Net asset value, beginning of period                            $10.16          $9.98
-------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                                       .65(c)         .35
Net gains (losses) (both realized and unrealized)                  .38            .17
-------------------------------------------------------------------------------------
Total from investment operations                                  1.03            .52
-------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                              (.60)          (.34)
Distributions from realized gains                                 (.02)            --
-------------------------------------------------------------------------------------
Total distributions                                               (.62)          (.34)
-------------------------------------------------------------------------------------
Net asset value, end of period                                  $10.57         $10.16
-------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
Net assets, end of period (in millions)                           $147            $47
-------------------------------------------------------------------------------------
Gross expenses prior to expense waiver/reimbursement(d),(e)       .93%          1.52%(f)
-------------------------------------------------------------------------------------
Net expenses after expense waiver/reimbursement(d),(e)            .93%          1.10%(f),(g)
-------------------------------------------------------------------------------------
Net investment income (loss)                                     6.14%          5.70%(f)
-------------------------------------------------------------------------------------
Portfolio turnover rate                                            41%            32%
-------------------------------------------------------------------------------------
Total return(h)                                                 10.38%          5.44%(i)
-------------------------------------------------------------------------------------



(a)  For a share outstanding throughout the period. Rounded to the nearest cent.


(b) For the period from Feb. 16, 2006 (when shares became publicly available) to Oct. 31, 2006.


(c) Per share amount has been calculated using the average shares outstanding method.


(d) Expense ratio is before reduction of earnings and bank fee credits on cash balances.


(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.


(f)  Adjusted to an annual basis.


(g) The Investment Manager and its affiliates have agreed to waive certain fees and expenses (excluding fees and expenses of acquired funds).


(h)  Total return does not reflect payment of a sales charge.


(i)  Not annualized.


--------------------------------------------------------------------------------

16P RIVERSOURCE EMERGING MARKETS BOND FUND -- 2007 PROSPECTUS

CLASS R4*



PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED OCT. 31,                                   2007           2006(B)
Net asset value, beginning of period                            $10.16          $9.98
-------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                                       .60(c)         .34
Net gains (losses) (both realized and unrealized)                  .39            .18
-------------------------------------------------------------------------------------
Total from investment operations                                   .99            .52
-------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                              (.57)          (.34)
Distributions from realized gains                                 (.02)            --
-------------------------------------------------------------------------------------
Total distributions                                               (.59)          (.34)
-------------------------------------------------------------------------------------
Net asset value, end of period                                  $10.56         $10.16
-------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
Net assets, end of period (in millions)                            $--            $--
-------------------------------------------------------------------------------------
Gross expenses prior to expense waiver/reimbursement(d),(e)      1.24%          1.67%(f)
-------------------------------------------------------------------------------------
Net expenses after expense waiver/reimbursement(d),(e)           1.24%          1.25%(f),(g)
-------------------------------------------------------------------------------------
Net investment income (loss)                                     5.75%          5.37%(f)
-------------------------------------------------------------------------------------
Portfolio turnover rate                                            41%            32%
-------------------------------------------------------------------------------------
Total return(h)                                                  9.97%          5.36%(i)
-------------------------------------------------------------------------------------



 *   Effective Dec. 11, 2006, Class Y was renamed Class R4.


(a)  For a share outstanding throughout the period. Rounded to the nearest cent.


(b) For the period from Feb. 16, 2006 (when shares became publicly available) to Oct. 31, 2006.


(c) Per share amount has been calculated using the average shares outstanding method.


(d) Expense ratio is before reduction of earnings and bank fee credits on cash balances.


(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.


(f)  Adjusted to an annual basis.


(g) The Investment Manager and its affiliates have agreed to waive certain fees and expenses (excluding fees and expenses of acquired funds).


(h)  Total return does not reflect payment of a sales charge.


(i)  Not annualized.


--------------------------------------------------------------------------------

                   RIVERSOURCE EMERGING MARKETS BOND FUND -- 2007 PROSPECTUS 17P

CLASS W



PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED OCT. 31,                                  2007(B)
Net asset value, beginning of period                            $10.24
----------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)(c)                                    .57
Net gains (losses) (both realized and unrealized)                  .28
----------------------------------------------------------------------
Total from investment operations                                   .85
----------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                              (.52)
Distributions from realized gains                                 (.02)
----------------------------------------------------------------------
Total distributions                                               (.54)
----------------------------------------------------------------------
Net asset value, end of period                                  $10.55
----------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
Net assets, end of period (in millions)                            $38
----------------------------------------------------------------------
Gross expenses prior to expense waiver/reimbursement(d),(e)      1.33%(f)
----------------------------------------------------------------------
Net expenses after expense waiver/reimbursement(d),(e)           1.33%(f)
----------------------------------------------------------------------
Net investment income (loss)                                     5.86%(f)
----------------------------------------------------------------------
Portfolio turnover rate                                            41%
----------------------------------------------------------------------
Total return(g)                                                  8.49%(h)
----------------------------------------------------------------------



(a)  For a share outstanding throughout the period. Rounded to the nearest cent.


(b)  For the period from Dec. 1, 2006 (inception date) to Oct. 31, 2007.


(c) Per share amount has been calculated using the average shares outstanding method.


(d) Expense ratio is before reduction of earnings and bank fee credits on cash balances.


(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratio.


(f)  Adjusted to an annual basis.


(g)  Total return does not reflect payment of a sales charge.


(h)  Not annualized.


--------------------------------------------------------------------------------

18P RIVERSOURCE EMERGING MARKETS BOND FUND -- 2007 PROSPECTUS

BUYING AND SELLING SHARES

The RiverSource funds are available through broker-dealers, certain 401(k) or other qualified and nonqualified plans, banks, or other financial intermediaries or institutions (financial institutions). THESE FINANCIAL INSTITUTIONS MAY CHARGE YOU ADDITIONAL FEES FOR THE SERVICES THEY PROVIDE AND THEY MAY HAVE DIFFERENT POLICIES NOT DESCRIBED IN THIS PROSPECTUS. Some policy differences may include different minimum investment amounts, exchange privileges, fund choices and cutoff times for investments. Additionally, recordkeeping, transaction processing and payments of distributions relating to your account may be performed by the financial institutions through which shares are held. Since the fund may not have a record of your transactions, you should always contact the financial institution through which you purchased the fund to make changes to or give instructions concerning your account or to obtain information about your account. The fund, the distributor and the transfer agent are not responsible for the failure of one of these financial institutions to carry out its obligations to its customers.

DESCRIPTION OF SHARE CLASSES

INVESTMENT OPTIONS -- CLASSES OF SHARES

The RiverSource funds offer different classes of shares. There are differences among the fees and expenses for each class. See the "Fees and Expenses" table for more information. Not everyone is eligible to buy every class. After determining which classes you are eligible to buy, decide which class best suits your needs. Your financial institution can help you with this decision. The following table shows the key features of each class. (The cover of this prospectus indicates which classes are currently offered for this Fund.)

INVESTMENT OPTIONS SUMMARY

See the "Fees and Expenses" table to determine which classes are offered by this fund.

                                                  CONTINGENT                                   PLAN
                               INITIAL            DEFERRED SALES             DISTRIBUTION AND  ADMINISTRATION
           AVAILABILITY        SALES CHARGE       CHARGE (CDSC)              SERVICE FEE(A)    FEE
-------------------------------------------------------------------------------------------------------------
Class A    Available to        Yes. Payable at    No.                        Yes.              No.
           all investors.      time of purchase.                             0.25%
                               Lower sales
                               charge for larger
                               investments.
-------------------------------------------------------------------------------------------------------------
Class      Available to        No. Entire         Maximum 5% CDSC during     Yes.              No.
  B(b)     all investors.      purchase price is  the first year decreasing  1.00%
                               invested in        to 0% after six years.
                               shares of the
                               fund.
-------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

S-6400-6                                                                     S.1

INVESTMENT OPTIONS SUMMARY (CONTINUED)
                                                  CONTINGENT                                   PLAN
                               INITIAL            DEFERRED SALES             DISTRIBUTION AND  ADMINISTRATION
           AVAILABILITY        SALES CHARGE       CHARGE (CDSC)              SERVICE FEE(A)    FEE
-------------------------------------------------------------------------------------------------------------
Class C    Available to        No. Entire         1% CDSC may apply if you   Yes.              No.
           all investors.      purchase price is  sell shares within one     1.00%
                               invested in        year after purchase.
                               shares of the
                               fund.
-------------------------------------------------------------------------------------------------------------
Class I    Limited to          No.                No.                        No.               No.
           qualifying
           institutional
           investors.
-------------------------------------------------------------------------------------------------------------
Class R2   Limited to          No.                No.                        Yes.              Yes.
           qualifying                                                        0.50%             0.25%
           institutional
           investors.
-------------------------------------------------------------------------------------------------------------
Class R3   Limited to          No.                No.                        Yes.              Yes.
           qualifying                                                        0.25%             0.25%
           institutional
           investors.
-------------------------------------------------------------------------------------------------------------
Class R4   Limited to          No.                No.                        No.               Yes.
           qualifying                                                                          0.25%
           institutional
           investors.
-------------------------------------------------------------------------------------------------------------
Class R5   Limited to          No.                No.                        No.               No.
           qualifying
           institutional
           investors.
-------------------------------------------------------------------------------------------------------------
Class W    Limited to          No.                No.                        Yes.              No.
           qualifying                                                        0.25%
           discretionary
           managed accounts.
-------------------------------------------------------------------------------------------------------------

(a) For Class A, Class B, Class C, Class R2, Class R3 and Class W shares, each fund has adopted a plan under Rule 12b-1 of the Investment Company Act of 1940, as amended, that allows it to pay distribution and shareholder servicing-related expenses for the sale of shares. Because these fees are paid out of a fund's assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of distribution (sales) or servicing charges.
(b)  See "Buying and Selling Shares, Sales Charges, Class B and Class
     C -- contingent deferred sales charge alternative" for more information on the timing of conversion of Class B shares to Class A shares. Timing will vary depending on the date of your original purchase of the Class B shares.

DISTRIBUTION AND SERVICE FEES

The distribution and shareholder servicing fees for Class A, Class B, Class C, Class R2, Class R3 and Class W are subject to the requirements of Rule 12b-1 under the Investment Company Act of 1940, as amended, and are used to reimburse the distributor for certain expenses it incurs in connection with distributing a fund's shares and providing services to fund shareholders. These expenses include payment of distribution and shareholder servicing fees to financial institutions that sell shares of the fund, up to 0.50% of the average daily net assets of Class R2 shares sold and held through them and up to 0.25% of the average daily net assets of Class A, Class B, Class C, Class R3 and Class W shares sold and held through them. For Class A, Class B, Class R2, Class R3 and Class W shares, the distributor begins to pay these fees immediately after purchase. For Class C shares, the distributor begins to pay these fees one year after

--------------------------------------------------------------------------------

S.2
purchase. Financial institutions also receive distribution fees up to 0.75% of the average daily net assets of Class C shares sold and held through them, which the distributor begins to pay one year after purchase.

For Class B shares, and, for the first year after sale only, for Class C shares, the fund's distributor retains the distribution fee of up to 0.75% in order to finance the payment of sales commissions to financial institutions that sell Class B shares, and to pay for other distribution related expenses. Financial institutions may compensate their financial advisors with the shareholder servicing and distribution fees paid to them by the distributor.

PLAN ADMINISTRATION FEE

Class R2, Class R3 and Class R4 pay an annual plan administration services fee for the provision of various administrative, recordkeeping, communication and educational services. The fee for Class R2, Class R3 and Class R4 is equal on an annual basis to 0.25% of assets attributable to the respective class.

DETERMINING WHICH CLASS OF SHARES TO PURCHASE

CLASS A, CLASS B AND CLASS C SHARES.

If your investments in RiverSource funds total $100,000 or more, Class A shares may be the better option because the sales charge is reduced for larger purchases.

If you invest less than $100,000, consider how long you plan to hold your shares. Class B shares have a higher annual distribution fee than Class A shares and a CDSC for six years. Class B shares convert to Class A shares in the ninth year of ownership. Class B shares purchased through reinvested dividends and distributions also will convert to Class A shares in the same proportion as the other Class B shares.

Class C shares also have a higher annual distribution fee than Class A shares. Class C shares have no sales charge if you hold the shares for longer than one year. Unlike Class B shares, Class C shares do not convert to Class A. As a result, you will pay a distribution fee for as long as you hold Class C shares. If you choose a deferred sales charge option (Class B or Class C), you should consider the length of time you intend to hold your shares. To help you determine which investment is best for you, consult your financial institution.

CLASS I SHARES.

The following eligible investors may purchase Class I shares:

- Any fund distributed by RiverSource Distributors, Inc., if the fund seeks to achieve its investment objective by investing primarily in shares of the fund and other RiverSource funds.

Class I shares may be purchased, sold or exchanged only through the distributor or an authorized financial institution.

--------------------------------------------------------------------------------

                                                                             S.3

CLASS R SHARES.

The following eligible institutional investors may purchase Class R2, Class R3, Class R4 and Class R5 shares:

- Qualified employee benefit plans.

- Trust companies or similar institutions, and charitable organizations that meet the definition in Section 501(c)(3) of the Internal Revenue Code.

- Non-qualified deferred compensation plans whose participants are included in a qualified employee benefit plan described above.

- State sponsored college savings plans established under Section 529 of the Internal Revenue Code.

- Health Savings Accounts (HSAs) created pursuant to public law 108-173.

Additionally, if approved by the distributor, the following eligible institutional investors may purchase Class R5 shares:

- Institutional or corporate accounts above a threshold established by the distributor (currently $1 million per fund or $10 million in all RiverSource funds).

- Bank Trusts departments.

Class R shares generally are not available to retail non-retirement accounts, traditional and Roth IRAs, Coverdell Educational Savings Accounts, SEPs, SAR-SEPs, SIMPLE IRAs and individual 403(b) plans.

Class R shares may be purchased, sold or exchanged only through the distributor or an authorized financial institution.

CLASS W SHARES.

The following eligible investors may purchase Class W shares:

- Investors purchasing through authorized investment programs managed by investment professionals, including discretionary managed account programs.

Class W shares may be purchased, sold or exchanged only through the distributor or an authorized financial institution.

Shares originally purchased in a discretionary managed account may continue to be held in Class W outside of a discretionary managed account, but no additional Class W purchases may be made and no exchanges to Class W shares of another fund may be made outside of a discretionary managed account.

IN ADDITION, FOR CLASS I, CLASS R AND CLASS W SHARES, THE DISTRIBUTOR, IN ITS SOLE DISCRETION, MAY ACCEPT INVESTMENTS FROM OTHER PURCHASERS NOT LISTED ABOVE.

For more information, see the SAI.

--------------------------------------------------------------------------------

S.4

SALES CHARGES

CLASS A -- INITIAL SALES CHARGE ALTERNATIVE:

Your purchase price for Class A shares is generally the net asset value (NAV) plus a front-end sales charge. The distributor receives the sales charge and re-allows a portion of the sales charge to the financial institution through which you purchased the shares. The distributor retains the balance of the sales charge. Sales charges vary depending on the amount of your purchase.

SALES CHARGE* FOR CLASS A SHARES


                                                                           MAXIMUM
                              AS A % OF             AS A % OF         REALLOWANCE AS A %
TOTAL MARKET VALUE         PURCHASE PRICE**    NET AMOUNT INVESTED    OF PURCHASE PRICE
----------------------------------------------------------------------------------------
 Up to $49,999                   4.75%                 4.99%                 4.00%
 $50,000 -- $99,999              4.25                  4.44                  3.50
 $100,000 -- $249,999            3.50                  3.63                  3.00
 $250,000 -- $499,999            2.50                  2.56                  2.15
 $500,000 -- $999,999            2.00                  2.04                  1.75
 $1,000,000 or more              0.00                  0.00                  0.00***


  * Because of rounding in the calculation of the offering price, the portion of the sales charge retained by the distributor may vary and the actual sales charge you pay may be more or less than the sales charge calculated using these percentages.
 ** Purchase price includes the sales charge.
 ***Although there is no sales charge for purchases with a total market value over $1,000,000, and therefore no re-allowance, the distributor may pay a financial institution the following: a sales commission of up to 1.00% for a sale with a total market value of $1,000,000 to $2,999,999; a sales commission up to 0.50% for a sale of $3,000,000 to $9,999,999; and a sales commission up to 0.25% for a sale of $10,000,000 or more.

INITIAL SALES CHARGE -- RIGHTS OF ACCUMULATION. You may be able to reduce the sales charge on Class A shares, based on the combined market value of your accounts. The current market values of the following investments are eligible to be added together for purposes of determining the sales charge on your purchase:

- Your current investment in a fund; and

- Previous investments you and members of your primary household group have made in Class A, Class B or Class C shares in the fund and other RiverSource funds, provided your investment was subject to a sales charge. Your primary household group consists of you, your spouse or domestic partner and your unmarried children under age 21 sharing a mailing address.

The following accounts are eligible to be included in determining the sales charge on your purchase:

- Individual or joint accounts;

- Roth and traditional IRAs, SEPs, SIMPLEs and TSCAs, provided they are invested in Class A, Class B or Class C shares that were subject to a sales charge;

--------------------------------------------------------------------------------
                                                                             S.5

- UGMA/UTMA accounts for which you, your spouse, or your domestic partner is parent or guardian of the minor child;

- Revocable trust accounts for which you or a member of your primary household group, individually, is the beneficial owner/grantor;

- Accounts held in the name of your, your spouse's, or your domestic partner's sole proprietorship or single owner limited liability company or S corporation; and

- Qualified retirement plan assets, provided that you are the sole owner of the business sponsoring the plan, are the sole participant (other than a spouse) in the plan, and have no intention of adding participants to the plan.

The following accounts are not eligible to be included in determining the sales charge on your purchase:

- Accounts of pension and retirement plans with multiple participants, such as 401(k) plans (which are combined to reduce the sales charge for the entire pension or retirement plan and therefore are not used to reduce the sales charge for your individual accounts);

- Investments in Class A shares where the sales charge is waived, for example, purchases through wrap accounts;

- Investments in Class D, Class E, Class I, Class R2, Class R3, Class R4, Class R5, Class W or Class Y shares;

- Investments in 529 plans, donor advised funds, variable annuities, variable life insurance products, wrap accounts or managed separate accounts; and

- Charitable and irrevocable trust accounts.

If you purchase RiverSource fund shares through different financial institutions, and you want to include those assets toward a reduced sales charge, you must inform your financial institution in writing about the other accounts when placing your purchase order. Contact your financial institution to determine what information is required.

Unless you provide your financial institution in writing with information about all of the accounts that may count toward a sales charge reduction, there can be no assurance that you will receive all of the reductions for which you may be eligible. You should request that your financial institution provide this information to the fund when placing your purchase order.

For more information on rights of accumulation, please see the SAI.

--------------------------------------------------------------------------------

S.6

INITIAL SALES CHARGE -- LETTER OF INTENT (LOI). Generally, if you intend to invest $50,000 or more over a period of 13 months or less, you may be able to reduce the front-end sales charges for investments in Class A shares by completing and filing a LOI form. The LOI becomes effective only after the form is processed in good order by the fund. An LOI can be backdated up to a maximum of 90 days. If the LOI is backdated, you may include prior investments in Class A shares that were charged a front-end sales load toward the LOI commitment amount. If the LOI is backdated, the 13-month period begins on the date of the earliest purchase included in the LOI.

Holdings More than 90 Days Old. Purchases made more than 90 days before your LOI is processed by the fund will not be counted toward the commitment amount of the LOI and cannot be used as the starting point for the LOI. While these purchases cannot be included in an LOI, they may help you obtain a reduced sales charge on future purchases as described in "Initial Sales Charge -- Rights of Accumulation."

Notification Obligation. You must request the reduced sales charge when you buy shares. If you do not complete and file the LOI form, or do not request the reduced sales charge at the time of purchase, you will not be eligible for the reduced sales charge. You should request that your financial institution provide this information to the fund when placing your purchase order. For more details on LOIs, please contact your financial institution or see the SAI.

INITIAL SALES CHARGE -- WAIVERS OF THE SALES CHARGE FOR CLASS A SHARES. Sales charges do not apply to:

- current or retired Board members, officers or employees of RiverSource funds or RiverSource Investments or its affiliates, their spouses or domestic partners, children, parents and their spouse's or domestic partner's parents.

- current or retired Ameriprise Financial Services, Inc. (Ameriprise Financial Services) financial advisors, employees of financial advisors, their spouses or domestic partners, children, parents and their spouse's or domestic partner's parents.

- registered representatives and other employees of financial institutions having a selling agreement with the distributor, including their spouses, domestic partners, children, parents and their spouse's or domestic partner's parents.

- portfolio managers employed by subadvisers of the RiverSource funds, including their spouses or domestic partners, children, parents and their spouse's or domestic partner's parents.

- qualified employee benefit plans offering participants daily access to RiverSource funds. Eligibility must be determined in advance. For assistance, please contact your financial institution.

- direct rollovers from qualified employee benefit plans, provided that the rollover involves a transfer of Class R or Class Y shares in a fund to Class A shares in the same fund.

--------------------------------------------------------------------------------
                                                                             S.7

- purchases made:

  - with dividend or capital gain distributions from a fund or from the same class of another RiverSource fund;

  - through or under a wrap fee product or other investment product sponsored by a financial institution having a selling agreement with the distributor;

  - through state sponsored college savings plans established under Section 529 of the Internal Revenue Code;

  - through bank trust departments.

- shareholders whose original purchase was in a Strategist fund merged into a RiverSource fund in 2000.

The distributor may, in its sole discretion, authorize the waiver of sales charges for additional purchases or categories of purchases. Policies related to reducing or waiving the sales charge may be modified or withdrawn at any time.

Unless you provide your financial institution with information in writing about all of the factors that may count toward a waiver of the sales charge, there can be no assurance that you will receive all of the waivers for which you may be eligible. You should request that your financial institution provide this information to the fund when placing your purchase order.

Because the current prospectus is available on RiverSource Investment's website free of charge, RiverSource Investments does not disclose this information separately on the website.

CLASS B AND CLASS C -- CONTINGENT DEFERRED SALES CHARGE ALTERNATIVE

FOR CLASS B, the CDSC is based on the sale amount and the number of years between purchase and sale. The following table shows how CDSC percentages on sales decline:

IF THE SALE IS MADE DURING THE:                      THE CDSC PERCENTAGE RATE IS:*
 First year                                                        5%
 Second year                                                       4%
 Third year                                                        4%
 Fourth year                                                       3%
 Fifth year                                                        2%
 Sixth year                                                        1%
 Seventh or eighth year                                            0%

* Because of rounding in the calculation, the portion of the CDSC retained by the distributor may vary and the actual CDSC you pay may be more or less than the CDSC calculated using these percentages.

--------------------------------------------------------------------------------

S.8

Although there is no front-end sales charge when you buy Class B shares, the distributor pays a sales commission of 4% to financial institutions that sell Class B shares. A portion of this commission may, in turn, be paid to your financial advisor. The distributor receives any CDSC imposed when you sell your Class B shares.

Purchases made prior to May 21, 2005 age on a calendar year basis. Purchases made beginning May 21, 2005 age on a daily basis. For example, a purchase made on Nov. 12, 2004 completed its first year on Dec. 31, 2004 under calendar year aging. However, a purchase made on Nov. 12, 2005 completed its first year on Nov. 11, 2006 under daily aging.

Class B shares purchased prior to May 21, 2005 will convert to Class A shares in the ninth calendar year of ownership. Class B shares purchased beginning May 21, 2005 will convert to Class A shares one month after the completion of the eighth year of ownership.

FOR CLASS C, a 1% CDSC may be charged if you sell your shares within one year after purchase. Although there is no front-end sales charge when you buy Class C shares, the distributor pays a sales commission of 1% to financial institutions that sell Class C shares. A portion of this commission may, in turn, be paid to your financial advisor. The distributor receives any CDSC imposed when you sell your Class C shares.

For both Class B and Class C, if the amount you sell causes the value of your investment to fall below the cost of the shares you have purchased, the CDSC will be based on the lower of the cost of those shares purchased or market value. Because the CDSC is imposed only on sales that reduce your total purchase payments, you do not have to pay a CDSC on any amount that represents appreciation in the value of your shares, income earned by your shares, or capital gains. In addition, the CDSC on your sale, if any, will be based on your oldest purchase payment. The CDSC on the next amount sold will be based on the next oldest purchase payment.

EXAMPLE

Assume you had invested $10,000 in Class B shares and that your investment had appreciated in value to $12,000 after 3 1/2 years, including reinvested dividends and capital gain distributions. You could sell up to $2,000 worth of shares without paying a CDSC ($12,000 current value less $10,000 purchase amount). If you sold $2,500 worth of shares, the CDSC would apply to the $500 representing part of your original purchase price. The CDSC rate would be 3% because the sale was made during the fourth year after the purchase.

CDSC -- WAIVERS OF THE CDSC FOR CLASS B SHARES. The CDSC will be waived on sales of shares:
- in the event of the shareholder's death;

- held in trust for an employee benefit plan; or

--------------------------------------------------------------------------------
                                                                             S.9

- held in IRAs or certain qualified plans, such as Keogh plans, tax-sheltered custodial accounts or corporate pension plans, provided that the shareholder is:

  - at least 59 1/2 years old AND

  - taking a retirement distribution (if the sale is part of a transfer to an IRA or qualified plan, or a custodian-to-custodian transfer, the CDSC will not be waived) OR

  - selling under an approved substantially equal periodic payment arrangement.

CDSC -- WAIVERS OF THE CDSC FOR CLASS C SHARES. The CDSC will be waived on sales of shares in the event of the shareholder's death.

CLASS I, CLASS R2, CLASS R3, CLASS R4, CLASS R5 AND CLASS W -- NO SALES CHARGE. For Class I, Class R2, Class R3, Class R4, Class R5 and Class W there is no initial sales charge or CDSC.

OPENING AN ACCOUNT

Financial institutions are required by law to obtain certain personal information from each person who opens an account in order to verify the identity of the person. As a result, when you open an account you will be asked to provide your name, permanent street address, date of birth, and Social Security or Employer Identification number. You may also be asked for other identifying documents or information. If you do not provide this information, the financial institution through which you are investing in the fund may not be able to open an account for you. If the financial institution through which you are investing in the fund is unable to verify your identity, your account may be closed, or other steps may be taken, as deemed appropriate.

When you buy shares, your order will be priced at the next NAV calculated after your order is accepted by the fund or an authorized financial institution.

Your financial institution may establish and maintain your account directly or it may establish and maintain your account with the distributor. The distributor may appoint servicing agents to accept purchase orders and to accept exchange (and sale) orders on its behalf. Accounts maintained by the distributor will be supported by the fund's transfer agent.

METHODS OF PURCHASING SHARES

These methods of purchasing shares apply to Class A, Class B, and Class C shares.

THROUGH AN ACCOUNT ESTABLISHED WITH YOUR FINANCIAL INSTITUTION

ALL REQUESTS        The financial institution through which you buy shares may have different policies not described in this prospectus,
                    including different minimum investment amounts and minimum account balances.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
S.10

THROUGH AN ACCOUNT ESTABLISHED WITH THE FUND

BY MAIL The financial institution through which you buy shares may establish an account directly with the fund. To establish an account in this fashion, complete a RiverSource funds account application with your financial advisor or investment professional, and mail the account application to the address below. Account applications may be requested by calling (888) 791-3380. Make your check payable to the fund. The fund does not accept cash, credit card convenience checks, money orders, traveler's checks, starter checks, third or fourth party checks, or other cash equivalents.

                    Mail your check and completed application to:

                    REGULAR MAIL   RIVERSOURCE INVESTMENTS (FUNDS)
                                   P.O. BOX 8041
                                   BOSTON, MA 02266-8041

                    EXPRESS MAIL   RIVERSOURCE INVESTMENTS (FUNDS)
                                   C/O BFDS
                                   30 DAN ROAD
                                   CANTON, MA 02021-2809

                    If you already have an account, include your name, account number and the name of the fund and class of shares along with your check. You can make scheduled investments in the fund by moving money from your checking account or savings account. See the Minimum Investment and Account Balance chart below for more information regarding scheduled investment plans.
--------------------------------------------------------------------------------

BY WIRE OR ACH      Fund shares purchased through the distributor may be paid
                    for by federal funds wire. Before sending a wire, call (888)
                    791-3380 to notify the distributor of the wire and to receive further instructions.

                    If you are establishing an account with a wire purchase, you are required to send a signed account application to the address above. Please include the wire control number or your new account number on the application.

                    Your bank or financial institution may charge additional fees for wire transactions.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                                            S.11

BY EXCHANGE         Call (888) 791-3380 or send signed written instructions to the address above.
--------------------------------------------------------------------------------

MINIMUM INVESTMENT AND ACCOUNT BALANCE

                                                            RIVERSOURCE ABSOLUTE
                                                            RETURN CURRENCY
                                                            AND INCOME FUND
                       FOR ALL FUNDS,                       RIVERSOURCE FLOATING
                       CLASSES AND                          RATE FUND
                       ACCOUNTS EXCEPT                      RIVERSOURCE INFLATION
                       THOSE LISTED TO THE   TAX QUALIFIED  PROTECTED SECURITIES
                       RIGHT (NONQUALIFIED)  ACCOUNTS       FUND                       CLASS W
----------------------------------------------------------------------------------------------
INITIAL INVESTMENT     $2,000                $1,000         $5,000                     $500
----------------------------------------------------------------------------------------------
ADDITIONAL
   INVESTMENTS         $100                  $100           $100                       None
----------------------------------------------------------------------------------------------
ACCOUNT BALANCE*       $300                  None           $2,500                     $500

  * If your fund account balance falls below the minimum account balance for any reason, including a market decline, you may be asked to increase it to the minimum account balance or establish a scheduled investment plan. If you do not do so within 30 days, your shares may be automatically redeemed and the proceeds mailed to you.
--------------------------------------------------------------------------------

MINIMUM INVESTMENT AND ACCOUNT BALANCE -- SCHEDULED INVESTMENT PLANS

                                                            RIVERSOURCE ABSOLUTE
                                                            RETURN CURRENCY
                       FOR ALL FUNDS,                       AND INCOME FUND
                       CLASSES AND                          RIVERSOURCE FLOATING
                       ACCOUNTS EXCEPT                      RATE FUND
                       THOSE LISTED TO THE   TAX QUALIFIED  RIVERSOURCE INFLATION
                       RIGHT (NONQUALIFIED)  ACCOUNTS       PROTECTED SECURITIES FUND  CLASS W
----------------------------------------------------------------------------------------------
INITIAL INVESTMENT     $100                  $100           $5,000                     $500
----------------------------------------------------------------------------------------------
ADDITIONAL
   INVESTMENTS         $100                  $50            $100                       None
----------------------------------------------------------------------------------------------
ACCOUNT BALANCE**      None                  None           $2,500                     $500

 ** If your fund account balance is below the minimum initial investment described above, you must make payments at least monthly.
--------------------------------------------------------------------------------

These minimums may be waived for accounts that are managed by an investment professional, for accounts held in approved discretionary or non-discretionary wrap accounts, for accounts that are part of an employer-sponsored retirement plan, or for other account types if approved by the distributor.

The fund reserves the right to modify its minimum account requirements at any time, with or without prior notice.

--------------------------------------------------------------------------------

S.12

Please contact your financial institution for information regarding wire or electronic funds transfer.

EXCHANGING OR SELLING SHARES

You may exchange or sell shares by having your financial institution process your transaction. If your account is maintained directly with your financial institution, you must contact that financial institution to exchange or sell shares of the fund. If your account was established with the distributor, there are a variety of methods you may use to exchange or sell shares of the fund.

WAYS TO REQUEST AN EXCHANGE OR SALE OF SHARES

ACCOUNT ESTABLISHED WITH YOUR FINANCIAL INSTITUTION

ALL REQUESTS        You can exchange or sell shares by having your financial
                    institution process your transaction. The financial
                    institution through which you purchased shares may have
                    different policies not described in this prospectus,
                    including different transaction limits, exchange policies
                    and sale procedures.
--------------------------------------------------------------------------------

ACCOUNT ESTABLISHED WITH THE FUND

BY MAIL             Mail your exchange or sale request to:

                    REGULAR MAIL   RIVERSOURCE INVESTMENTS (FUNDS)
                                   P.O. BOX 8041
                                   BOSTON, MA 02266-8041

                    EXPRESS MAIL   RIVERSOURCE INVESTMENTS (FUNDS)
                                   C/O BFDS
                                   30 DAN ROAD
                                   CANTON, MA 02021-2809

                    Include in your letter:

                    - your name

                    - the name of the fund(s)

                    - your account number

                    - the class of shares to be exchanged or sold

                    - your Social Security number or Employer Identification
                      number

                    - the dollar amount or number of shares you want to exchange or sell

                    - specific instructions regarding delivery or exchange
                      destination

                    - signature(s) of registered account owner(s)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                                            S.13

BY MAIL (CONT.)
                    - any special documents the transfer agent may require in
                      order to process your order

                    Corporate, trust or partnership accounts may need to send additional documents.

                    Payment will be mailed to the address of record and made payable to the names listed on the account, unless your request specifies differently and is signed by all owners.

                    A Medallion Signature Guarantee is required if:

                    - Amount is over $50,000.

                    - You want your check made payable to someone other than
                      yourself.

                    - Your address has changed within the last 30 days.

                    - You want the check mailed to an address other than the
                      address of record.

                    - You want the proceeds sent to a bank account not on file.

                    - You are the beneficiary of the account and the account
                      owner is deceased (additional documents may be required).

                    A Medallion Signature Guarantee assures that a signature is genuine and not a forgery. The financial institution providing the Guarantee is financially liable for the transaction if the signature is a forgery. Eligible guarantors include commercial banks, trust companies, savings associations, and credit unions as defined by the Federal Deposit Insurance Act. Note: A guarantee from a notary public is not acceptable.

                    NOTE: Any express mail delivery charges you pay will vary depending on domestic or international delivery instructions.
--------------------------------------------------------------------------------

BY TELEPHONE        Call (888) 791-3380. Unless you elect not to have telephone exchange and sale privileges, they will automatically be
                    available to you. Reasonable procedures will be used to
                    confirm authenticity of telephone exchange or sale requests.
                    Telephone privileges may be modified or discontinued at any time. Telephone exchange and sale privileges automatically apply to all accounts except custodial, corporate or
                    qualified retirement accounts. You may request that these
                    privileges NOT apply by writing to the address above.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

S.14

                    Payment will be mailed to the address of record and made payable to the names listed on the account.

                    Telephone sale requests are limited to $100,000 per day.
--------------------------------------------------------------------------------

BY WIRE OR ACH      You can wire money from your fund account to your bank
                    account. Make sure we have your bank account information on file. If we do not have this information, you will need to send written instructions with your bank's name and a voided check or savings account deposit slip.

                    Call (888) 791-3380 or send a letter of instruction, with a Medallion Signature Guarantee if required, to the address above.

                    A service fee may be charged against your account for each wire sent.

                    Minimum amount: $100

                    Your bank or financial institution may charge additional fees for wire transactions.
--------------------------------------------------------------------------------

BY SCHEDULED
PAYOUT PLAN         You may elect to receive regular periodic payments through an automatic sale of shares. See the SAI for more
                    information.
--------------------------------------------------------------------------------

IMPORTANT: Payments sent by a bank authorization or check that are not guaranteed may take up to ten days to clear. This may cause your sale request to fail to process if the requested amount includes unguaranteed funds.

EXCHANGES

Generally, you may exchange your fund shares for shares of the same class of any other publicly offered RiverSource fund without a sales charge. For complete information on the fund you are exchanging into, including fees and expenses, read that fund's prospectus carefully. Your exchange will be priced at the next NAV calculated after your transaction request is received in good order.

MARKET TIMING IS FREQUENT OR SHORT-TERM TRADING BY CERTAIN SHAREHOLDERS INTENDED TO PROFIT AT THE EXPENSE OF OTHER SHAREHOLDERS BY SELLING SHARES OF A FUND SHORTLY AFTER PURCHASE. MARKET TIMING MAY ADVERSELY IMPACT A FUND'S PERFORMANCE BY PREVENTING THE INVESTMENT MANAGER FROM FULLY INVESTING THE ASSETS OF THE FUND, DILUTING THE VALUE OF SHARES HELD BY LONG-TERM SHAREHOLDERS, OR INCREASING THE FUND'S TRANSACTION COSTS.

--------------------------------------------------------------------------------

                                                                            S.15

FUNDS THAT INVEST IN SECURITIES THAT TRADE INFREQUENTLY MAY BE VULNERABLE TO MARKET TIMERS WHO SEEK TO TAKE ADVANTAGE OF INEFFICIENCIES IN THE SECURITIES MARKETS. FUNDS THAT INVEST IN SECURITIES THAT TRADE ON OVERSEAS SECURITIES MARKETS MAY BE VULNERABLE TO MARKET TIMERS WHO SEEK TO TAKE ADVANTAGE OF CHANGES IN THE VALUES OF SECURITIES BETWEEN THE CLOSE OF OVERSEAS MARKETS AND THE CLOSE OF U.S. MARKETS, WHICH IS GENERALLY THE TIME AT WHICH A FUND'S NAV IS CALCULATED. TO THE EXTENT THAT A FUND HAS SIGNIFICANT HOLDINGS OF HIGH YIELD BONDS, TAX-EXEMPT SECURITIES OR FOREIGN SECURITIES, THE RISKS OF MARKET TIMING MAY BE GREATER FOR THE FUND THAN FOR OTHER FUNDS. SEE "PRINCIPAL INVESTMENT STRATEGIES" FOR A DISCUSSION OF THE TYPES OF SECURITIES IN WHICH YOUR FUND INVESTS.

SEE "VALUING FUND SHARES" FOR A DISCUSSION OF THE RIVERSOURCE FUNDS' POLICY ON FAIR VALUE PRICING, WHICH IS INTENDED, IN PART, TO REDUCE THE FREQUENCY AND EFFECT OF MARKET TIMING.

THE RIVERSOURCE FUNDS' BOARDS HAVE ADOPTED A POLICY THAT IS DESIGNED TO DETECT AND DETER MARKET TIMING THAT MAY BE HARMFUL TO THE FUNDS. EACH FUND SEEKS TO ENFORCE THIS POLICY THROUGH ITS SERVICE PROVIDERS AS FOLLOWS:

- The fund tries to distinguish market timing from trading that it believes is not harmful, such as periodic rebalancing for purposes of asset allocation or dollar cost averaging. Under the fund's procedures, there is no set number of transactions in the fund that constitutes market timing. Even one purchase and subsequent sale by related accounts may be market timing. Generally, the fund seeks to restrict the exchange privilege of an investor who makes more than three exchanges into or out of the fund in any 90-day period. Accounts held by a retirement plan or a financial institution for the benefit of its participants or clients, which typically engage in daily transactions, are not subject to this limit, although the fund seeks the assistance of financial institutions in applying similar restrictions on the sub-accounts of their participants or clients.

- If an investor's trading activity is determined to be market timing or otherwise harmful to existing shareholders, the fund reserves the right to modify or discontinue the investor's exchange privilege or reject the investor's purchases or exchanges, including purchases or exchanges accepted by a financial institution. The fund may treat accounts it believes to be under common control as a single account for these purposes, although it may not be able to identify all such accounts.

- Although the fund does not knowingly permit market timing, it cannot guarantee that it will be able to identify and restrict all short-term trading activity. The fund receives purchase and sale orders through financial institutions where market timing activity may not always be successfully detected.

Other exchange policies:

- Exchanges must be made into the same class of shares of the new fund.

--------------------------------------------------------------------------------
S.16

- Exchanges into RiverSource Tax-Exempt Money Market Fund may be made only from Class A shares.

- If your exchange creates a new account, it must satisfy the minimum investment amount for new purchases.

- Once the fund receives your exchange request, you cannot cancel it.

- Shares of the new fund may not be used on the same day for another exchange or sale.

- Shares of the Class W originally purchased, but no longer held in a discretionary managed account, may not be exchanged for Class W shares of another fund. You may continue to hold these shares in the fund. Changing your investment to a different fund will be treated as a sale and purchase, and you will be subject to applicable taxes on the sale and sales charges on the purchase of the new fund.

SELLING SHARES

You may sell your shares at any time. The payment will be sent within seven days after your request is received in good order.

When you sell shares, the amount you receive may be more or less than the amount you invested. Your sale price will be the next NAV calculated after your request is received in good order, minus any applicable CDSC.

REPURCHASES. You can change your mind after requesting a sale and use all or part of the sale proceeds to purchase new shares in the same account, fund and class from which you sold. If you reinvest in Class A, you will purchase the new shares at NAV, up to the amount of the sale proceeds, instead of paying a sales charge on the date of a new purchase. If you reinvest in Class B or Class C, any CDSC you paid on the amount you are reinvesting also will be reinvested. In order for you to take advantage of this repurchase waiver, you must notify your financial institution within 90 days of the date your sale request was processed. Contact your financial institution for information on required documentation. The repurchase privilege may be modified or discontinued at any time and use of this option may have tax consequences.

Each fund reserves the right to redeem in kind.

For more details and a description of other sales policies, please see the SAI.

--------------------------------------------------------------------------------

                                                                            S.17

VALUING FUND SHARES

For classes of shares sold with an initial sales charge, the public offering or purchase price is the net asset value plus the sales charge. For funds or classes of shares sold without an initial sales charge, the public offering price is the NAV.

Orders in good form are priced at the NAV next determined after you place your order. Good form or good order means that your instructions have been received in the form required by the fund. This may include, for example, providing the fund name and account number, the amount of the transaction and all required signatures. For more information, contact your financial institution.

The NAV is the value of a single share of a fund. The NAV is determined by dividing the value of a fund's assets, minus any liabilities, by the number of shares outstanding. The NAV is calculated as of the close of business on the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time, on each day that the NYSE is open. Securities are valued primarily on the basis of market quotations and floating rate loans are valued primarily on the basis of indicative bids. Both market quotations and indicative bids are obtained from outside pricing services approved and monitored under procedures adopted by the Board. Certain short-term securities with maturities of 60 days or less are valued at amortized cost.

When reliable market quotations or indicative bids are not readily available, investments are priced at fair value based on procedures adopted by the Board. These procedures are also used when the value of an investment held by a fund is materially affected by events that occur after the close of a securities market but prior to the time as of which the fund's NAV is determined. Valuing investments at fair value involves reliance on judgment. The fair value of an investment is likely to differ from any available quoted or published price. To the extent that a fund has significant holdings of high yield bonds, floating rate loans, tax-exempt securities or foreign securities that may trade infrequently, fair valuation may be used more frequently than for other funds. The funds use an unaffiliated service provider to assist in determining fair values for foreign securities.

Foreign investments are valued in U.S. dollars. Some of a fund's securities may be listed on foreign exchanges that trade on weekends or other days when the fund does not price its shares. In that event, the NAV of the fund's shares may change on days when shareholders will not be able to purchase or sell the fund's shares.

--------------------------------------------------------------------------------

S.18

DISTRIBUTIONS AND TAXES

As a shareholder you are entitled to your share of your fund's net income and net gains. Each fund distributes dividends and capital gains to qualify as a regulated investment company and to avoid paying corporate income and excise taxes.

DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS

Your fund's net investment income is distributed to you as dividends. Dividends may be composed of qualifying dividend income, which is eligible for preferential tax rates under current tax law, as well as other ordinary dividend income, which may include non-qualifying dividends, interest income and short-term capital gains. Because of the types of income earned by fixed income funds, it is unlikely the funds will distribute qualifying dividend income. Capital gains are realized when a security is sold for a higher price than was paid for it. Each realized capital gain or loss is long-term or short-term depending on the length of time the fund held the security. Realized capital gains and losses offset each other. The fund offsets any net realized capital gains by any available capital loss carryovers. Net short-term capital gains are included in net investment income. Net realized long-term capital gains, if any, are distributed by the end of the calendar year as capital gain distributions.

REINVESTMENTS

Dividends and capital gain distributions are automatically reinvested in additional shares in the same class of the fund unless you request distributions in cash. The financial institution through which you purchased shares may have different policies.

Distributions are reinvested at the next calculated NAV after the distribution is paid. If you choose cash distributions, you will receive cash only for distributions declared after your request has been processed.

TAXES

If you buy shares shortly before the record date of a distribution, you may pay taxes on money earned by the fund before you were a shareholder. You will pay the full pre-distribution price for the shares, then receive a portion of your investment back as a distribution, which may be taxable.

For tax purposes, an exchange is considered a sale and purchase, and may result in a gain or loss. A sale is a taxable transaction. Generally, if you sell shares for less than their cost, the difference is a capital loss or if you sell shares for more than their cost, the difference is a capital gain. Your gain may be short term (for shares held for one year or less) or long term (for shares held for more than one year).

--------------------------------------------------------------------------------

                                                                            S.19

You may not create a tax loss, based on paying a sales charge, by exchanging shares before the 91(st) day after the day of purchase. If you buy Class A shares and exchange into another fund before the 91(st) day after the day of purchase, you may not include the sales charge in your calculation of tax gain or loss on the sale of the first fund you purchased. The sales charge may be included in the calculation of your tax gain or loss on a subsequent sale of the second fund you purchased. For more information, see the SAI.

FOR TAXABLE FUNDS. Distributions of shares not held in IRAs or other retirement accounts are subject to federal income tax and may be subject to state and local taxes in the year they are declared. You must report distributions on your tax returns, even if they are reinvested in additional shares.

Income received by a fund may be subject to foreign tax and withholding. Tax conventions between certain countries and the U.S. may reduce or eliminate these taxes.

Shares held in an IRA or qualified retirement account are generally subject to different tax rules. Taking a distribution from your IRA or qualified retirement plan may subject you to federal taxes, penalties and reporting requirements. Please consult your tax advisor.

FOR RIVERSOURCE INFLATION PROTECTED SECURITIES FUND. Any increase in principal for an inflation-protected security resulting from inflation adjustments is considered by Internal Revenue Service regulations to be taxable income in the year it occurs. The fund will distribute both interest income and the income attributable to principal adjustments, both of which are taxable to shareholders.

FOR TAX-EXEMPT FUNDS. Dividends distributed from interest earned on tax-exempt securities (exempt-interest dividends) are exempt from federal income taxes but may be subject to state and local taxes. Dividends distributed from capital gain distributions and other income earned are not exempt from federal income taxes. Distributions are taxable in the year the fund declares them regardless of whether you take them in cash or reinvest them.

Interest on certain private activity bonds is a preference item for purposes of the individual and corporate alternative minimum taxes. To the extent the fund earns such income, it will flow through to its shareholders and may be taxable to those shareholders who are subject to the alternative minimum tax. See the SAI for more information.

Because interest on municipal bonds and notes is tax-exempt for federal income tax purposes, any interest on money you borrow that is used directly or indirectly to purchase fund shares is not deductible on your federal income tax return. You should consult a tax advisor regarding its deductibility for state and local income tax purposes.

--------------------------------------------------------------------------------

S.20

FOR STATE TAX-EXEMPT FUNDS. The Kentucky Court of Appeals recently held that Kentucky's tax exemption of interest on its own bonds and its taxation of interest on the bonds of other states is illegal. The United States Supreme Court (Supreme Court) has granted certiorari and if the Supreme Court affirms this decision or other state courts reach the same conclusion with respect to the states in which the State Tax-Exempt Funds invest, this decision could have implications for the tax treatment of the bonds held by the State Tax-Exempt Funds. For additional information regarding the Minnesota Tax-Exempt Fund, please see "Taxes" in the SAI.

IMPORTANT: This information is a brief and selective summary of some of the tax rules that apply to an investment in a fund. Because tax matters are highly individual and complex, you should consult a qualified tax advisor.

GENERAL INFORMATION

AVAILABILITY AND TRANSFERABILITY OF FUND SHARES

Please consult your financial institution to determine availability of RiverSource funds. Currently, RiverSource funds may be purchased or sold through affiliated broker-dealers of RiverSource Investments and through certain unaffiliated financial institutions. If you set up an account at a financial institution that does not have, and is unable to obtain, a selling agreement with the distributor of the RiverSource funds, you will not be able to transfer RiverSource fund holdings to that account. In that event, you must either maintain your RiverSource fund holdings with your current financial institution, find another financial institution with a selling agreement, or sell your shares, paying any applicable CDSC. Please be aware that transactions in taxable accounts are taxable events and may result in income tax liability.

ADDITIONAL SERVICES AND COMPENSATION

In addition to acting as the fund's investment manager, RiverSource Investments and its affiliates also receive compensation for providing other services to the funds.

Administration Services. Ameriprise Financial, 200 Ameriprise Financial Center, Minneapolis, Minnesota 55474, provides or compensates others to provide administrative services to the RiverSource funds. These services include administrative, accounting, treasury, and other services. Fees paid by a fund for these services are included under "Other expenses" in the expense table under "Fees and Expenses."

--------------------------------------------------------------------------------

                                                                            S.21

Custody Services. Ameriprise Trust Company, 200 Ameriprise Financial Center, Minneapolis, Minnesota 55474 (the custodian or Ameriprise Trust Company), provides custody services to all but a limited number of the RiverSource funds, for which U.S. Bank National Association provides custody services. In addition, Ameriprise Trust Company is paid for certain transaction fees and out-of-pocket expenses incurred while providing services to the funds. Fees paid by a fund for these services are included under "Other expenses" in the expense table under "Fees and Expenses."

Distribution and Shareholder Services. RiverSource Distributors, Inc., 50611 Ameriprise Financial Center, Minneapolis, Minnesota 55474 (the distributor or RiverSource Distributors), provides underwriting and distribution services to the RiverSource funds. Under the Distribution Agreement and related distribution and shareholder servicing plans, the distributor receives distribution and shareholder servicing fees. The distributor may retain a portion of these fees to support its distribution and shareholder servicing activity. The distributor re-allows the remainder of these fees (or the full fee) to the financial institutions that sell fund shares and provide services to shareholders. Fees paid by a fund for these services are set forth under "Distribution (12b-1) fees" in the expense table under "Fees and Expenses." More information on how these fees are used is set forth under "Investment Options -- Classes of Shares" and in the SAI. The distributor also administers any sales charges paid by an investor at the time of purchase or at the time of sale. See "Shareholder Fees (fees paid directly from your investment)" under "Fees and Expenses" for the scheduled sales charge of each share class. See "Buying and Selling Shares:
Sales Charges" for variations in the scheduled sales charges, and for how these sales charges are used by the distributor. See "Other Investment Strategies and Risks" for the RiverSource funds' policy regarding directed brokerage.

Plan Administration Services. Under a Plan Administration Services Agreement the fund pays for plan administration services, including services such as implementation and conversion services, account set-up and maintenance, reconciliation and account recordkeeping, education services and administration to various plan types, including 529 plans, retirement plans and Health Savings Accounts (HSAs). Fees paid by a fund for these services are included under "Other expenses" in the expense table under "Fees and Expenses."

--------------------------------------------------------------------------------

S.22

Transfer Agency Services. RiverSource Service Corporation, 734 Ameriprise Financial Center, Minneapolis, Minnesota 55474 (the transfer agent or RiverSource Service Corporation), provides or compensates others to provide transfer agency services to the RiverSource funds. The RiverSource funds pay the transfer agent a fee that varies by class, as set forth in the SAI, and reimburses the transfer agent for its out-of-pocket expenses incurred while providing these transfer agency services to the funds. Fees paid by a fund for these services are included under "Other expenses" in the expense table under "Fees and Expenses." RiverSource Service Corporation pays a portion of these fees to financial institutions that provide sub-recordkeeping and other services to fund shareholders. The SAI provides additional information about the services provided and the fee schedules for the transfer agent agreements.

PAYMENTS TO FINANCIAL INSTITUTIONS

The distributor and its affiliates make or support additional cash payments out of their own resources (including profits earned from providing services to the fund) to financial institutions, including inter-company allocation of resources or payments to affiliated broker-dealers, in connection with agreements between the distributor and financial institutions pursuant to which these financial institutions sell fund shares and provide services to their clients who are shareholders of the fund. These payments and intercompany allocations (collectively, "payments") do not change the price paid by investors in the fund or fund shareholders for the purchase or ownership of fund shares of the fund, and these payments are not reflected in the fees and expenses of the fund, as they are not paid by the fund.

--------------------------------------------------------------------------------

                                                                            S.23

In exchange for these payments, a financial institution may elevate the prominence or profile of the fund within the financial institution's organization, and may provide the distributor and its affiliates with preferred access to the financial institution's registered representatives or preferred access to the financial institution's customers. These arrangements are sometimes referred to as marketing and/or sales support payments, program and/or shareholder servicing payments, or revenue sharing payments. These arrangements create potential conflicts of interest between a financial institution's pecuniary interest and its duties to its customers, for example, if the financial institution receives higher payments from the sale of a certain fund than it receives from the sale of other funds, the financial institution or its representatives may be incented to recommend or sell shares of the fund where it receives or anticipates receiving the higher payment instead of other investment options that may be more appropriate for the customer. Employees of Ameriprise Financial and its affiliates, including employees of affiliated broker-dealers, may be separately incented to recommend or sell shares of the fund, as employee compensation and business unit operating goals at all levels are tied to the company's success. Certain employees, directly or indirectly, may receive higher compensation and other benefits as investment in the fund increases. In addition, management, sales leaders and other employees may spend more of their time and resources promoting Ameriprise Financial and its subsidiary companies, including RiverSource Investments, and the distributor, and the products they offer, including the fund.

These payments are typically negotiated based on various factors including, but not limited to, the scope and quality of the services provided by the financial institution, its reputation in the industry, its ability to attract and retain assets, its access to target markets, its customer relationships, the profile the fund may obtain within the financial institution, and the access the distributor or other representatives of the fund may have within the financial institution for advertisement or education, including opportunities to present at or sponsor conferences for the registered representatives of the financial institution and its customers.

--------------------------------------------------------------------------------

S.24

These payments are usually calculated based on a percentage of fund assets owned through the financial institution and/or as a percentage of fund sales attributable to the financial institution. Certain financial institutions require flat fees instead of, or in addition to, these asset-based fees as compensation for including or maintaining a fund on their platforms, and, in certain situations, may require the reimbursement of ticket or operational charges -- fees that a financial institution charges its registered representatives for effecting transactions in the fund. The amount of payment varies by financial institution (e.g., initial platform set-up fees, ongoing maintenance or service fees, or asset or sales based fees). The amount of payments also varies by the type of sale. For instance, purchases of one type of fund may warrant a greater or lesser amount of payments than purchases of another type of fund. Additionally, sale and maintenance of shares on a retail basis may result in a greater or lesser amount of payments than for the sale and maintenance of shares made through a plan, wrap or other fee-based program. Payments to affiliates may include payments as compensation to employees of RiverSource Investments who are licensed by the distributor in respect of certain sales and solicitation activity on behalf of the fund. These payments may be and often are significant. Additional information concerning the amount and calculation of these payments is available in the fund's SAI.

Payments to affiliated broker-dealers are within the range of the payments the distributor pays to similarly-situated third party financial institutions and the payments such affiliated broker-dealers receive from third party fund sponsors related to the sale of their sponsored funds. However, because of the large amount of RiverSource fund assets (in aggregate) currently held in customer accounts of the affiliated broker-dealers, the distributor and its affiliates, in the aggregate, pay significantly more in absolute dollars than other third-party fund sponsors pay to the affiliated broker-dealers for the sale and servicing of their sponsored funds. This level of payment creates potential conflicts of interest which the affiliated broker-dealers seek to mitigate by disclosure and implementation of internal controls, as well as the rules and regulations of applicable regulators.

From time to time, to the extent permitted by SEC and NASD rules and by other applicable laws and regulations, the distributor and its affiliates may make other reimbursements or payments to financial institutions or their registered representatives, including non-cash compensation, in the form of gifts of nominal value, occasional meals, tickets, or other entertainment, support for due diligence trips, training and educational meetings or conference sponsorships, support for recognition programs, and other forms of non-cash compensation permissible under regulations to which these financial institutions and their representatives are subject. To the extent these are made as payments instead of reimbursement, they may provide profit to the financial institution to the extent the cost of such services was less than the actual expense of the service.

--------------------------------------------------------------------------------

                                                                            S.25

The financial institution through which you are purchasing or own shares of the fund has been authorized directly or indirectly by the distributor to sell the fund and/or to provide services to you as a shareholder of the fund. Investors and current shareholders may wish to take such payment arrangements into account when considering and evaluating any recommendations they receive relating to fund shares. If you have questions regarding the specific details regarding the payments your financial institution may receive from the distributor or its affiliates related to your purchase or ownership of the fund, please contact your financial institution. The SAI contains additional detail regarding payments made by the distributor to financial institutions.

The payments described in this section are in addition to fees paid by the fund to the distributor under 12b-1 plans, which fees may be used to compensate financial institutions for the distribution of fund shares and the servicing of fund shareholders, or paid by the fund to the transfer agent under the transfer agent agreement or plan administration agreement, which fees may be used to support networking or servicing fees to compensate financial institutions for supporting shareholder account maintenance, sub-accounting, plan recordkeeping or other services provided directly by the financial institution to shareholders or plans and plan participants, including retirement plans, 529 plans, Health Savings Account plans, or other plans, where participants beneficially own shares of the fund.

Financial institutions may separately charge you additional fees. See "Buying and Selling Shares."

ADDITIONAL MANAGEMENT INFORMATION

MANAGER OF MANAGERS EXEMPTION. The RiverSource funds have received an order from the Securities and Exchange Commission that permits RiverSource Investments, subject to the approval of the Board, to appoint a subadviser or change the terms of a subadvisory agreement for a fund without first obtaining shareholder approval. The order permits the fund to add or change unaffiliated subadvisers or change the fees paid to subadvisers from time to time without the expense and delays associated with obtaining shareholder approval of the change.

Before certain fixed income funds may rely on the order, holders of a majority of the fund's outstanding voting securities will need to approve operating the fund in this manner. There is no assurance shareholder approval will be received, and no changes will be made without shareholder approval until that time. For more information, see the SAI.

--------------------------------------------------------------------------------

S.26

RiverSource Investments or its affiliates may have other relationships, including significant financial relationships, with current or potential subadvisers or their affiliates, which may create a conflict of interest. In making recommendations to the Board to appoint or to change a subadviser, or to change the terms of a subadvisory agreement, RiverSource Investments does not consider any other relationship it or its affiliates may have with a subadviser, and RiverSource Investments discloses the nature of any material relationships it has with a subadviser to the Board.

AFFILIATED PRODUCTS. RiverSource Investments also serves as investment manager to RiverSource funds that provide asset-allocation services to shareholders by investing in shares of other RiverSource funds (Funds of Funds) and to discretionary managed accounts (collectively referred to as "affiliated products"). A fund may experience relatively large purchases or redemptions from the affiliated products. Although RiverSource Investments seeks to minimize the impact of these transactions by structuring them over a reasonable period of time or through other measures, a fund may experience increased expenses as it buys and sells securities to manage transactions for the affiliated products. In addition, because the affiliated products may own a substantial portion of a fund, a redemption by one or more affiliated product could cause a fund's expense ratio to increase as the fund's fixed costs would be spread over a smaller asset base. RiverSource Investments monitors expense levels and is committed to offering funds that are competitively priced. RiverSource Investments will report to the Board on the steps it has taken to manage any potential conflicts.

CASH RESERVES. A fund may invest its daily cash balance in RiverSource Short-Term Cash Fund (Short-Term Cash Fund), a money market fund established for the exclusive use of the RiverSource funds and other institutional clients of RiverSource Investments. While Short-Term Cash Fund does not pay an advisory fee to RiverSource Investments, it does incur other expenses, and is expected to operate at a very low expense ratio. A fund will invest in Short-Term Cash Fund only to the extent it is consistent with the fund's investment objectives and policies. Short-Term Cash Fund is not insured or guaranteed by the FDIC or any other government agency.

FUND HOLDINGS DISCLOSURE. The Board has adopted policies and procedures that govern the timing and circumstances of disclosure to shareholders and third parties of information regarding the securities owned by a fund. A description of these policies and procedures is included in the SAI.

--------------------------------------------------------------------------------

                                                                            S.27

LEGAL PROCEEDINGS. Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the fund. Information regarding certain pending and settled legal proceedings may be found in the Fund's shareholder reports and in the SAI. Additionally, Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

--------------------------------------------------------------------------------

S.28

RiverSource Funds can be purchased from authorized financial institutions. The fund can be found under the "RiverSource" banner in most mutual fund quotations.


Additional information about the fund and its investments is available in the fund's SAI, and annual and semiannual reports to shareholders. In the fund's annual report, you will find a discussion of market conditions and investment strategies that significantly affected the fund's performance during its most recent fiscal year. The SAI is incorporated by reference in this prospectus. For a free copy of the SAI, the annual report, or the semiannual report, or to request other information about the fund, contact RiverSource Funds or your financial institution. To make a shareholder inquiry, contact the financial institution through whom you purchased the fund.

RiverSource Funds
734 Ameriprise Financial Center
Minneapolis, MN 55474
(888) 791-3380

RiverSource Funds information available at RiverSource Investments website address: riversource.com/funds

You may review and copy information about the fund, including the SAI, at the Securities and Exchange Commission's (Commission) Public Reference Room in Washington, D.C. (for information about the public reference room call 1-202-551-8090). Reports and other information about the fund are available on the EDGAR Database on the Commission's Internet site at www.sec.gov. Copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing to the Public Reference Section of the Commission, 100 F Street, N.E., Washington, D.C. 20549-0102.

Investment Company Act File #811-5696


TICKER SYMBOL
Class A: REBAX     Class B: --        Class C: REBCX
Class I: RSMIX     Class R4: --       Class W: REMWX



(RIVERSOURCE INVESTMENTS LOGO)                               S-6398-99 D (12/07)

Prospectus

                                                  (RIVERSOURCE INVESTMENTS LOGO)

RIVERSOURCE(R)
GLOBAL BOND FUND


PROSPECTUS DEC. 28, 2007

RIVERSOURCE GLOBAL BOND FUND SEEKS TO PROVIDE SHAREHOLDERS WITH HIGH TOTAL RETURN THROUGH INCOME AND GROWTH OF CAPITAL.

Classes A, B, C, I, R4 and W

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus.
Any representation to the contrary is a criminal offense.

You may qualify for sales charge discounts on purchases of Class A shares. Please notify your financial institution if you have other accounts holding shares of RiverSource funds to determine whether you qualify for a sales charge discount. See "Buying and Selling Shares" for more information.

 NOT FDIC INSURED - MAY LOSE VALUE - NO BANK GUARANTEE

TABLE OF CONTENTS


THE FUND....................................................      3P
Objective...................................................      3p
Principal Investment Strategies.............................      3p
Principal Risks.............................................      4p
Past Performance............................................      6p
Fees and Expenses...........................................     11p
Other Investment Strategies and Risks.......................     13p
Fund Management and Compensation............................     14p
FINANCIAL HIGHLIGHTS........................................     16P
BUYING AND SELLING SHARES...................................     S.1
Description of Share Classes................................     S.1
   Investment Options -- Classes of Shares .................     S.1
   Sales Charges............................................     S.5
   Opening an Account.......................................    S.10
Exchanging or Selling Shares................................    S.13
   Exchanges................................................    S.15
   Selling Shares...........................................    S.17
VALUING FUND SHARES.........................................    S.18
DISTRIBUTIONS AND TAXES.....................................    S.19
Dividends and Capital Gain Distributions....................    S.19
Reinvestments...............................................    S.19
Taxes.......................................................    S.19
GENERAL INFORMATION.........................................    S.21


--------------------------------------------------------------------------------

2P RIVERSOURCE GLOBAL BOND FUND -- 2007 PROSPECTUS

THE FUND

OBJECTIVE

RiverSource Global Bond Fund (the Fund) seeks to provide shareholders with high total return through income and growth of capital. Because any investment involves risk, there is no assurance this objective can be achieved. Only shareholders can change the Fund's objective.

PRINCIPAL INVESTMENT STRATEGIES

The Fund is a non-diversified mutual fund that invests primarily in debt obligations of U.S. and foreign issuers. Under normal market conditions, at least 80% of the Fund's net assets will be invested in investment-grade corporate or government debt obligations, including money market instruments, of issuers located in at least three different countries. Although the Fund emphasizes high and medium-quality debt securities, it may assume some credit risk to achieve higher dividends and/or capital appreciation by buying below investment-grade bonds (junk bonds). The Fund will provide shareholders with at least 60 days' notice of any change in the 80% policy.

In pursuit of the Fund's objective, the investment manager (RiverSource Investments, LLC) chooses investments by:

- Considering opportunities and risks by credit rating and currency.

- Identifying investment-grade U.S. and foreign bonds.

- Identifying below investment-grade U.S. and foreign bonds.

- Identifying bonds that can take advantage of currency movements and interest rate differences among nations.

In evaluating whether to sell a security, the investment manager considers, among other factors, whether:

- The security is overvalued.

- The security continues to meet the standards described above.

The investment manager monitors the Fund's exposure to interest rate and foreign currency fluctuations.


The investment manager may use derivatives such as futures, options, forward contracts and swaps, including credit default swaps, in an effort to produce incremental earnings, to hedge existing positions, interest rate fluctuations or currency fluctuations, to increase market exposure and investment flexibility, or to obtain or reduce credit exposure.


--------------------------------------------------------------------------------

                              RIVERSOURCE GLOBAL BOND FUND -- 2007 PROSPECTUS 3P

PRINCIPAL RISKS

Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:

ACTIVE MANAGEMENT RISK. The Fund is actively managed and its performance therefore will reflect in part the ability of the portfolio managers to select securities and to make investment decisions that are suited to achieving the Fund's investment objective. Due to its active management, the Fund could underperform other mutual funds with similar investment objectives.

CREDIT RISK. Credit risk is the risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable or unwilling to honor a financial obligation, such as payments due on a bond or a note. If the Fund purchases unrated securities, or if the rating of a security is reduced after purchase, the Fund will depend on the investment manager's analysis of credit risk more heavily than usual. Non-investment grade securities, commonly called "high-yield" or "junk" bonds, may react more to perceived changes in the ability of the issuing entity to pay interest and principal when due than to changes in interest rates. Non-investment grade securities have greater price fluctuations and are more likely to experience a default than investment grade bonds.


DERIVATIVES RISK. Derivatives are financial instruments that have a value which depends upon, or is derived from, the value of something else, such as one or more underlying securities, pools of securities, options, futures, indexes or currencies. Gains or losses involving derivative instruments may be substantial, because a relatively small price movement in the underlying security(ies), instrument, currency or index may result in a substantial gain or loss for the Fund. Derivative instruments in which the Fund invests will typically increase the Fund's exposure to Principal Risks to which it is otherwise exposed, and may expose the Fund to additional risks, including counterparty credit risk, leverage risk, hedging risk, correlation risk, and liquidity risk. Counterparty credit risk is the risk that a counterparty to the derivative instrument becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, and the Fund may obtain no recovery of its investment or may only obtain a limited recovery, and any recovery may be delayed. Hedging risk is the risk that derivative instruments used to hedge against an opposite position may offset losses, but they may also offset gains. Correlation risk is related to hedging risk and is the risk that there may be an incomplete correlation between the hedge and the opposite position, which may result in increased or unanticipated losses. Liquidity risk is the risk that the derivative instrument may be difficult or impossible to sell or terminate, which may cause the Fund to be in a position to do something the investment manager would not otherwise choose, including accepting a lower price for the derivative instrument, selling other investments or foregoing another, more appealing investment opportunity. Leverage risk is the risk that losses from the derivative instrument may be greater than the amount invested in the derivative instrument.


--------------------------------------------------------------------------------

4P RIVERSOURCE GLOBAL BOND FUND -- 2007 PROSPECTUS

Certain derivatives have the potential for unlimited losses, regardless of the size of the initial investment. See the SAI for more information on derivative instruments and related risks.


DIVERSIFICATION RISK. The Fund is non-diversified. A non-diversified fund may invest more of its assets in fewer companies than if it were a diversified fund. Because each investment has a greater effect on the Fund's performance, the Fund may be more exposed to the risks of loss and volatility then a fund that invests more broadly.

FOREIGN/EMERGING MARKETS RISK. The following are all components of foreign/emerging markets risk:

Country risk includes the political, economic, and other conditions of the country. These conditions include lack of publicly available information, less government oversight (including lack of accounting, auditing, and financial reporting standards), the possibility of government-imposed restrictions, and even the nationalization of assets. The liquidity of foreign investments may be more limited than for most U.S. investments, which means that, at times it may be difficult to sell foreign securities at desirable prices.

Currency risk results from the constantly changing exchange rate between local currency and the U.S. dollar. Whenever the Fund holds securities valued in a foreign currency or holds the currency, changes in the exchange rate add to or subtract from the value of the investment.

Custody risk refers to the process of clearing and settling trades. It also covers holding securities with local agents and depositories. Low trading volumes and volatile prices in less developed markets make trades harder to complete and settle. Local agents are held only to the standard of care of the local market. Governments or trade groups may compel local agents to hold securities in designated depositories that are not subject to independent evaluation. The less developed a country's securities market is, the greater the likelihood of problems occurring.

Emerging markets risk includes the dramatic pace of change (economic, social and political) in these countries as well as the other considerations listed above. These markets are in early stages of development and are extremely volatile. They can be marked by extreme inflation, devaluation of currencies, dependence on trade partners, and hostile relations with neighboring countries.


INTEREST RATE RISK. Interest rate risk is the risk of losses attributable to changes in interest rates. Interest rate risk is generally associated with bond prices: when interest rates rise, bond prices fall. In general, the longer the maturity or duration of a bond, the greater its sensitivity to changes in interest rates.


--------------------------------------------------------------------------------

                              RIVERSOURCE GLOBAL BOND FUND -- 2007 PROSPECTUS 5P

LIQUIDITY RISK. Liquidity risk is the risk associated from a lack of marketability of securities which may make it difficult or impossible to sell at desirable prices in order to minimize loss. The Fund may have to lower the selling price, sell other investments, or forego another, more appealing investment opportunity.


MARKET RISK. The market value of securities may fall or fail to rise. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. The market value of securities may fluctuate, sometimes rapidly and unpredictably.


PREPAYMENT AND EXTENSION RISK. Prepayment and extension risk is the risk that a bond or other security might be called or otherwise converted, prepaid, or redeemed before maturity. This risk is primarily associated with asset-backed securities, including mortgage-backed securities. If a security is converted, prepaid, or redeemed before maturity, particularly during a time of declining interest rates, the investment manager may not be able to reinvest in securities providing as high a level of income, resulting in a reduced yield to the Fund. Conversely, as interest rates rise, the likelihood of prepayment decreases. The investment manager may be unable to capitalize on securities with higher interest rates because the Fund's investments are locked in at a lower rate for a longer period of time.


SECTOR RISK. Investments that are concentrated in a particular issuer, geographic region or sector will be more susceptible to changes in price. The more a fund diversifies, the more it spreads risk and potentially reduces the risks of loss and volatility.

PAST PERFORMANCE

The following bar chart and table provide some illustration of the risks of investing in the Fund by showing, respectively:

- how the Fund's performance has varied for each full calendar year shown on the bar chart; and

- how the Fund's average annual total returns compare to recognized indexes shown on the table.

Both the bar chart and the table assume that all distributions have been reinvested. The performance of different classes varies because of differences in sales charges and other fees and expenses. How the Fund has performed in the past (before and after taxes) does not indicate how the Fund will perform in the future. Performance reflects any fee waivers/expense caps in effect for the periods reported. In the absence of such fee waivers/expense caps, performance would have been lower. See "Fees and Expenses" for any current fee waivers/expense caps.

Bar Chart. Class A share information is shown in the bar chart; the sales charge for Class A shares is not reflected in the bar chart.

--------------------------------------------------------------------------------

6P RIVERSOURCE GLOBAL BOND FUND -- 2007 PROSPECTUS

Table. The table shows total returns from hypothetical investments in Class A, Class B, Class C, Class I, Class R4 and Class W shares of the Fund. These returns are compared to the indexes shown for the same periods. For purposes of the performance calculation in the table we assumed:

- the maximum sales charge for Class A shares;

- sales at the end of the period and deduction of the applicable contingent deferred sales charge (CDSC) for Class B and Class C shares;


- no sales charge for Class I, Class R4 and Class W shares; and



- with the exception of Class A shares, no adjustments for taxes paid by an investor on the reinvested income and capital gains.


--------------------------------------------------------------------------------

                              RIVERSOURCE GLOBAL BOND FUND -- 2007 PROSPECTUS 7P

AFTER-TAX RETURNS

After-tax returns are shown only for Class A shares. After-tax returns for the other classes will vary. After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns will depend on your tax situation and most likely will differ from the returns shown in the table. If you hold your shares in a tax-deferred account, such as a 401(k) plan or an IRA, the after-tax returns do not apply to you since you will not incur taxes until you begin to withdraw from your account.

The return after taxes on distributions for a period may be the same as the return before taxes for the same period if there were no distributions or if the distributions were small. The return after taxes on distributions and sale of Fund shares for a period may be greater than the return before taxes for the same period if there was a tax loss realized on sale of Fund shares. The benefit of the tax loss (since it can be used to offset other gains) may result in a higher return.

--------------------------------------------------------------------------------
                           CLASS A SHARE PERFORMANCE
                           (BASED ON CALENDAR YEARS)

                                  (BAR CHART)

              +2.98%     +7.49%     -4.11%     +2.40%     +1.51%     +14.02%    +13.27%    +9.98%     -5.32%     +6.87%
               1997       1998       1999       2000       2001       2002       2003       2004       2005       2006


During the periods shown in the bar chart, the highest return for a calendar quarter was +7.23% (quarter ended Dec. 31, 2004) and the lowest return for a calendar quarter was -3.28% (quarter ended March 31, 1997).


The 4.75% sales charge applicable to Class A shares of the Fund is not reflected in the bar chart; if reflected, returns would be lower than those shown. The performance of other classes may vary from that shown because of differences in expenses.


The Fund's Class A year-to-date return at Sept. 30, 2007 was +5.55%.


The Fund formerly was a "feeder" fund in a master/feeder arrangement where the Fund invested all of its assets in a corresponding "master" fund with an identical investment objective and investment strategies. As of Nov. 8, 2005, the Fund became a stand-alone fund that invests directly in a portfolio of securities. The information shown in the table and in the financial highlights for the Fund includes the activity of the Fund when it was a feeder in a master/feeder arrangement.

--------------------------------------------------------------------------------

8P RIVERSOURCE GLOBAL BOND FUND -- 2007 PROSPECTUS

AVERAGE ANNUAL TOTAL RETURNS (FOR PERIODS ENDED DEC. 31, 2006)



                                                                  SINCE       SINCE
                                                                INCEPTION   INCEPTION
                                  1 YEAR   5 YEARS   10 YEARS   (CLASS C)   (CLASS I)
 RiverSource Global Bond Fund:
   Class A
      Return before taxes         +1.80%   +6.48%    +4.25%        N/A         N/A
      Return after taxes on
      distributions               +0.33%   +5.00%    +2.62%        N/A         N/A
      Return after taxes on
      distributions and sale of
      fund shares                 +1.14%   +4.70%    +2.62%        N/A         N/A
   Class B
      Return before taxes         +1.07%   +6.44%    +3.98%        N/A         N/A
   Class C
      Return before taxes         +4.97%   +6.73%      N/A        +5.85%(a)    N/A
   Class I
      Return before taxes         +7.30%     N/A       N/A         N/A        +4.47%(b)
   Class R4*
      Return before taxes         +7.07%   +7.78%    +4.94%        N/A         N/A
 Lehman Brothers Global
 Aggregate Index (reflects no
 deduction for fees, expenses or
 taxes)                           +6.64%   +7.85%    +5.52%       +6.66%(c)   +3.53%(d)
 Lipper Global Income Funds
 Index                            +7.21%   +7.60%    +5.14%       +6.78%(c)   +4.42%(d)


 *   Effective Dec. 11, 2006, Class Y was renamed Class R4.
(a)  Inception date is June 26, 2000.

(b)  Inception date is March 4, 2004.


(c)  Measurement period started July 1, 2000.


(d)  Measurement period started March 1, 2004.


The Lehman Brothers Global Aggregate Index, an unmanaged market capitalization weighted benchmark, tracks the performance of investment grade fixed income securities denominated in 13 currencies. The index reflects reinvestment of all distributions and changes in market prices.

The Lipper Global Income Funds Index includes the 30 largest global income funds tracked by Lipper Inc. The index's returns include net reinvested dividends.

--------------------------------------------------------------------------------

                              RIVERSOURCE GLOBAL BOND FUND -- 2007 PROSPECTUS 9P

Class W is new as of the date of this prospectus, and therefore performance information is not shown.



Past performance for Class W for the period prior to the beginning of operations may be calculated based on the performance of Class A. The blended class performance will be adjusted to reflect differences in sales charges, but not differences in annual Fund operating expenses (for example, 12b-1 fees). The use of blended performance generally results in higher performance for classes with higher operating expenses than those of the class with which they are blended, and lower performance for classes with lower operating expenses than those of the class with which they are blended.


--------------------------------------------------------------------------------

10P RIVERSOURCE GLOBAL BOND FUND -- 2007 PROSPECTUS

FEES AND EXPENSES


Fund investors pay various expenses. The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Expenses are based on the Fund's most recent fiscal year.



SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)




                                                                                  CLASS I
                                                                                   CLASS
                                                                                   R4(b)
                                                 CLASS A    CLASS B    CLASS C    CLASS W
 Maximum sales charge (load) imposed on
 purchases (as a percentage of offering
 price)                                           4.75%(a)   None       None         None
 Maximum deferred sales charge (load) imposed
 on sales (as a percentage of offering price
 at time of purchase)                              None        5%         1%         None



ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)




AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS:
                                                  CLASS A    CLASS B    CLASS C    CLASS W
 Management fees                                   0.71%      0.71%      0.71%       0.71%
 Distribution (12b-1) fees                         0.25%      1.00%      1.00%       0.25%
 Other expenses(c)                                 0.41%      0.42%      0.42%       0.39%
 Total annual fund operating expenses              1.37%      2.13%      2.13%       1.35%
 Fee waiver/expense reimbursement                  0.12%      0.12%      0.12%       0.08%
 Total annual (net) fund operating expenses(d)     1.25%      2.01%      2.01%       1.27%




                                                                            CLASS
                                                                CLASS I     R4(b)
 Management fees                                                 0.71%       0.71%
 Distribution (12b-1) fees                                       0.00%       0.00%
 Other expenses(c)                                               0.16%       0.46%
 Total annual fund operating expenses                            0.87%       1.17%
 Fee waiver/expense reimbursement                                0.05%       0.05%
 Total annual (net) fund operating expenses(d)                   0.82%       1.12%


(a) This charge may be reduced depending on the value of your total investments in RiverSource Funds. See "Sales Charges."

(b) Effective Dec. 11, 2006, the following changes were implemented: renaming Class Y as Class R4, terminating the shareholder servicing agreement, revising the fee structure under the transfer agent agreement from account-based to asset-based, and adopting a plan administration services agreement.


(c) Other expenses include an administrative services fee, a transfer agency fee, a custody fee, other nonadvisory expenses and, for Class R4, a plan administration services fee. Other expenses may also include fees and expenses of affiliated and unaffiliated funds (acquired funds) which the Fund indirectly bears when it invests in the acquired funds. The impact of these acquired funds fees and expenses for the most recent fiscal period was less than 0.01%. Because acquired funds will have varied expense and fee levels and the Fund may own different proportions of acquired funds at different times, the amount of fees and expenses incurred by the Fund with respect to such investments will vary.


(d) The investment manager and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses until Oct. 31, 2008, unless sooner terminated at the discretion of the Fund's Board. Any amounts waived will not be reimbursed by the Fund. Under this agreement, net fund expenses (excluding fees and expenses of acquired funds), will not exceed 1.25% for Class A, 2.01% for Class B, 2.01% for Class C, 0.82% for Class I, 1.12% for Class R4 and 1.27% for Class W.


--------------------------------------------------------------------------------

                             RIVERSOURCE GLOBAL BOND FUND -- 2007 PROSPECTUS 11P

EXAMPLES

These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

These examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. These examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


                                             1 YEAR      3 YEARS      5 YEARS      10 YEARS
 Class A(a)                                   $596       $  877       $1,179        $2,038
 Class B                                      $704(b)    $1,056(b)    $1,334(b)     $2,263(c)
 Class C                                      $304(b)    $  656       $1,134        $2,457
 Class I                                      $ 84       $  273       $  478        $1,072
 Class R4                                     $114       $  367       $  640        $1,421
 Class W                                      $129       $  420       $  733        $1,622


(a)  Includes a 4.75% sales charge.
(b)  Includes the applicable CDSC.
(c) Based on conversion of Class B shares to Class A shares in the ninth year of ownership.

You would pay the following expenses if you did not redeem your shares:


                                             1 YEAR      3 YEARS      5 YEARS      10 YEARS
 Class A(a)                                   $596       $  877       $1,179        $2,038
 Class B                                      $204       $  656       $1,134        $2,263(b)
 Class C                                      $204       $  656       $1,134        $2,457
 Class I                                      $ 84       $  273       $  478        $1,072
 Class R4                                     $114       $  367       $  640        $1,421
 Class W                                      $129       $  420       $  733        $1,622


(a)  Includes a 4.75% sales charge.
(b) Based on conversion of Class B shares to Class A shares in the ninth year of ownership.

--------------------------------------------------------------------------------

12P RIVERSOURCE GLOBAL BOND FUND -- 2007 PROSPECTUS

OTHER INVESTMENT STRATEGIES AND RISKS


Other Investment Strategies. In addition to the principal investment strategies previously described, the Fund may utilize investment strategies that are not principal investment strategies, including investment in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds (ETFs), also referred to as "acquired funds") ownership of which results in the Fund bearing its proportionate share of the acquired funds' fees and expenses. Although ETFs are designed to replicate the price and yield of a specified market index, there is no guarantee that an ETF will track its specified market index, which may result in a loss. For more information on strategies and holdings, and the risks of such strategies, including derivative instruments that the Fund may use, see the Fund's Statement of Additional Information (SAI) and its annual and semiannual reports.


Unusual Market Conditions. During unusual market conditions, the Fund may temporarily invest more of its assets in money market securities than during normal market conditions. Although investing in these securities would serve primarily to attempt to avoid losses, this type of investing also could prevent the Fund from achieving its investment objective. During these times, the portfolio managers may make frequent securities trades that could result in increased fees, expenses and taxes, and decreased performance. Instead of investing in money market securities directly, the Fund may invest in shares of an affiliated money market fund. See "Cash Reserves" for more information.


Securities Transaction Commissions. Securities transactions involve the payment by the Fund of brokerage commissions to broker-dealers, on occasion as compensation for research or brokerage services (commonly referred to as "soft dollars"), as the portfolio managers buy and sell securities for the Fund in pursuit of its objective. A description of the policies governing the Fund's securities transactions and the dollar value of brokerage commissions paid by the Fund are set forth in the SAI. Funds that invest primarily in fixed income securities do not typically generate brokerage commissions that are used to pay for research or brokerage services. The brokerage commissions set forth in the SAI do not include implied commissions or mark-ups (implied commissions) paid by the Fund for principal transactions (transactions made directly with a dealer or other counterparty), including most fixed income securities (and certain other instruments, including derivatives). Brokerage commissions do not reflect other elements of transaction costs, including the extent to which the Fund's purchase and sale transactions may cause the market to move and change the market price for an investment.


Although brokerage commissions and implied commissions are not reflected in the expense table under "Fees and Expenses," they are reflected in the total return of the Fund.

--------------------------------------------------------------------------------

                             RIVERSOURCE GLOBAL BOND FUND -- 2007 PROSPECTUS 13P

Portfolio Turnover. Trading of securities may produce capital gains, which are taxable to shareholders when distributed. Active trading may also increase the amount of brokerage commissions paid or mark-ups to broker-dealers that the Fund pays when it buys and sells securities. Capital gains and increased brokerage commissions or mark-ups paid to broker-dealers may adversely affect a fund's performance. The Fund's historical portfolio turnover rate, which measures how frequently the Fund buys and sells investments, is shown in the "Financial Highlights."


Directed Brokerage. The Fund's Board of Directors (Board) has adopted a policy prohibiting the investment manager, or any subadviser, from considering sales of shares of the Fund as a factor in the selection of broker-dealers through which to execute securities transactions.

Additional information regarding securities transactions can be found in the SAI.

FUND MANAGEMENT AND COMPENSATION

INVESTMENT MANAGER

RiverSource Investments, LLC (the investment manager or RiverSource Investments), 200 Ameriprise Financial Center, Minneapolis, Minnesota 55474, is the investment manager to the RiverSource funds, and is a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Ameriprise Financial is a financial planning and financial services company that has been offering solutions for clients' asset accumulation, income management and protection needs for more than 110 years. In addition to managing investments for all of the RiverSource funds, RiverSource Investments manages investments for itself and its affiliates. For institutional clients, RiverSource Investments and its affiliates provide investment management and related services, such as separate account asset management, and institutional trust and custody, as well as other investment products. For all of its clients, RiverSource Investments seeks to allocate investment opportunities in an equitable manner over time. See the SAI for more information.


The Fund pays RiverSource Investments a fee for managing its assets. Under the Investment Management Services Agreement (Agreement), the fee for the most recent fiscal year was 0.71% of the Fund's average daily net assets. Under the Agreement, the Fund also pays taxes, brokerage commissions, and nonadvisory expenses. A discussion regarding the basis for the Board approving the Agreement is available in the Fund's most recent annual or semiannual shareholder report.


Portfolio Manager(s). The portfolio manager responsible for the day-to-day management of the Fund is:

Nicholas Pifer, CFA, Portfolio Manager

- Managed the Fund since 2000.
- Leader of the global sector team.

--------------------------------------------------------------------------------

14P RIVERSOURCE GLOBAL BOND FUND -- 2007 PROSPECTUS

- Joined RiverSource Investments in 2000.

- Fixed Income Portfolio Manager, Investment Advisers, Inc., 1997 to 2000.

- Began investment career in 1990.

- MA, Johns Hopkins University School of Advanced International Studies.

The fixed income department of RiverSource Investments is divided into six sector teams, each of which includes a portfolio manager or portfolio managers and several analysts, and each of which specializes in a specific sector of the fixed income market. The Fund's portfolio manager leads the team that specializes in the sector in which the Fund primarily invests.

The SAI provides additional information about portfolio manager compensation, management of other accounts and ownership of shares in the Fund.

--------------------------------------------------------------------------------

                             RIVERSOURCE GLOBAL BOND FUND -- 2007 PROSPECTUS 15P

FINANCIAL HIGHLIGHTS


THE FINANCIAL HIGHLIGHTS TABLES ARE INTENDED TO HELP YOU UNDERSTAND THE FUND'S FINANCIAL PERFORMANCE. CERTAIN INFORMATION REFLECTS FINANCIAL RESULTS FOR A SINGLE FUND SHARE. THE TOTAL RETURNS IN THE TABLES REPRESENT THE RATE THAT AN INVESTOR WOULD HAVE EARNED OR LOST ON AN INVESTMENT IN THE FUND (ASSUMING REINVESTMENT OF ALL DIVIDENDS AND DISTRIBUTIONS). THE INFORMATION FOR THE FISCAL YEAR ENDED OCT. 31, 2007 HAS BEEN DERIVED FROM THE FINANCIAL STATEMENTS AUDITED BY ERNST & YOUNG LLP, WHOSE REPORT, ALONG WITH THE FUND'S FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS, IS INCLUDED IN THE ANNUAL REPORT WHICH, IF NOT INCLUDED WITH THIS PROSPECTUS, IS AVAILABLE UPON REQUEST. THE INFORMATION FOR THE PERIODS ENDED ON OR BEFORE OCT. 31, 2006 HAS BEEN AUDITED BY KPMG LLP.


CLASS A


PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED OCT. 31,            2007              2006           2005           2004           2003
Net asset value, beginning of period      $6.60          $6.59          $7.02          $6.57          $6.00
-----------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                .20(b)         .19            .16            .17            .18
Net gains (losses) (both realized and
 unrealized)                                .35            .14           (.23)           .52            .60
-----------------------------------------------------------------------------------------------------------
Total from investment operations            .55            .33           (.07)           .69            .78
-----------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income       (.26)          (.32)          (.36)          (.24)          (.21)
-----------------------------------------------------------------------------------------------------------
Net asset value, end of period            $6.89          $6.60          $6.59          $7.02          $6.57
-----------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
Net assets, end of period (in
 millions)                                 $259           $276           $353           $389           $380
-----------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(c),(d)              1.37%          1.39%          1.37%          1.34%          1.36%
-----------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(c),(d)              1.25%(e)       1.25%(e)       1.35%(e)       1.34%          1.36%
-----------------------------------------------------------------------------------------------------------
Net investment income (loss)              3.08%          2.77%          2.42%          2.66%          2.73%
-----------------------------------------------------------------------------------------------------------
Portfolio turnover rate                     77%            68%            73%            92%           117%
-----------------------------------------------------------------------------------------------------------
Total return(f)                           8.63%          5.17%         (1.18%)        10.70%         13.25%
-----------------------------------------------------------------------------------------------------------


(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b) Per share amount has been calculated using the average shares outstanding method.
(c) Expense ratio is before reduction of earnings and bank fee credits on cash balances.
(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(e) The Investment Manager and its affiliates have agreed to waive certain fees and expenses (excluding fees and expenses of acquired funds).
(f)  Total return does not reflect payment of a sales charge.

--------------------------------------------------------------------------------

16P RIVERSOURCE GLOBAL BOND FUND -- 2007 PROSPECTUS

CLASS B


PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED OCT. 31,            2007              2006           2005           2004           2003
Net asset value, beginning of period      $6.67          $6.59          $7.02          $6.57          $5.99
-----------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                .15(b)         .13            .10            .14            .12
Net gains (losses) (both realized and
 unrealized)                                .35            .16           (.23)           .50            .62
-----------------------------------------------------------------------------------------------------------
Total from investment operations            .50            .29           (.13)           .64            .74
-----------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income       (.21)          (.21)          (.30)          (.19)          (.16)
-----------------------------------------------------------------------------------------------------------
Net asset value, end of period            $6.96          $6.67          $6.59          $7.02          $6.57
-----------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
Net assets, end of period (in
 millions)                                  $47            $63           $111           $142           $158
-----------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(c),(d)              2.13%          2.16%          2.13%          2.10%          2.12%
-----------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(c),(d)              2.01%(e)       2.02%(e)       2.12%(e)       2.10%          2.12%
-----------------------------------------------------------------------------------------------------------
Net investment income (loss)              2.30%          1.98%          1.65%          1.90%          1.97%
-----------------------------------------------------------------------------------------------------------
Portfolio turnover rate                     77%            68%            73%            92%           117%
-----------------------------------------------------------------------------------------------------------
Total return(f)                           7.68%          4.45%         (1.98%)         9.83%         12.39%
-----------------------------------------------------------------------------------------------------------


(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b) Per share amount has been calculated using the average shares outstanding method.
(c) Expense ratio is before reduction of earnings and bank fee credits on cash balances.
(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(e) The Investment Manager and its affiliates have agreed to waive certain fees and expenses (excluding fees and expenses of acquired funds).
(f)  Total return does not reflect payment of a sales charge.

--------------------------------------------------------------------------------

                             RIVERSOURCE GLOBAL BOND FUND -- 2007 PROSPECTUS 17P

CLASS C


PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED OCT. 31,            2007              2006           2005           2004           2003
Net asset value, beginning of period      $6.62          $6.57          $6.99          $6.55          $5.98
-----------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                .15(b)         .14            .11            .14            .13
Net gains (losses) (both realized and
 unrealized)                                .35            .13           (.22)           .49            .60
-----------------------------------------------------------------------------------------------------------
Total from investment operations            .50            .27           (.11)           .63            .73
-----------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income       (.21)          (.22)          (.31)          (.19)          (.16)
-----------------------------------------------------------------------------------------------------------
Net asset value, end of period            $6.91          $6.62          $6.57          $6.99          $6.55
-----------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
Net assets, end of period (in
 millions)                                   $3             $3             $4             $5             $5
-----------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 wavier/reimbursement(c),(d)              2.13%          2.16%          2.14%          2.09%          2.14%
-----------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(c),(d)              2.01%(e)       2.02%(e)       2.12%(e)       2.09%          2.14%
-----------------------------------------------------------------------------------------------------------
Net investment income (loss)              2.32%          2.00%          1.65%          1.91%          1.89%
-----------------------------------------------------------------------------------------------------------
Portfolio turnover rate                     77%            68%            73%            92%           117%
-----------------------------------------------------------------------------------------------------------
Total return(f)                           7.75%          4.25%         (1.83%)         9.72%         12.41%
-----------------------------------------------------------------------------------------------------------


(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b) Per share amount has been calculated using the average shares outstanding method.
(c) Expense ratio is before reduction of earnings and bank fee credits on cash balances.
(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(e) The Investment Manager and its affiliates have agreed to waive certain fees and expenses (excluding fees and expenses of acquired funds).
(f)  Total return does not reflect payment of a sales charge.

--------------------------------------------------------------------------------

18P RIVERSOURCE GLOBAL BOND FUND -- 2007 PROSPECTUS

CLASS I



PER SHARE INCOME AND CAPITAL CHANGES(a)
Fiscal period ended Oct. 31,            2007              2006           2005        2004(b)
Net asset value, beginning of period      $6.59          $6.61          $7.03          $6.77
-----------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                .23(c)         .21            .19            .16
Net gains (losses) (both realized and
 unrealized)                                .34            .14           (.22)           .24
-----------------------------------------------------------------------------------------------------------
Total from investment operations            .57            .35           (.03)           .40
-----------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income       (.29)          (.37)          (.39)          (.14)
-----------------------------------------------------------------------------------------------------------
Net asset value, end of period            $6.87          $6.59          $6.61          $7.03
-----------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
Net assets, end of period (in
 millions)                                 $157           $145            $89            $24
-----------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(d),(e)               .87%           .88%           .91%           .89%(f)
-----------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d),(e)               .87%           .88%           .91%           .89%(f)
-----------------------------------------------------------------------------------------------------------
Net Investment Income (loss)              3.47%          3.18%          2.87%          3.07%(f)
-----------------------------------------------------------------------------------------------------------
Portfolio turnover rate                     77%            68%            73%            92%
-----------------------------------------------------------------------------------------------------------
Total return(g)                           8.91%          5.52%          (.56%)         6.06%(h)
-----------------------------------------------------------------------------------------------------------


(a)  For a share outstanding throughout the period. Rounded to the nearest cent.

(b)  For the period from March 4, 2004 (inception date) to Oct. 31, 2004.

(c) Per share amount has been calculated using the average shares outstanding method.
(d) Expense ratio is before reduction of earnings and bank fee credits on cash balances.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(f)  Adjusted to an annual basis.
(g)  Total return does not reflect payment of a sales charge.
(h)  Not annualized.

--------------------------------------------------------------------------------

                             RIVERSOURCE GLOBAL BOND FUND -- 2007 PROSPECTUS 19P

CLASS R4*


PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED OCT. 31,            2007              2006           2005           2004           2003
Net asset value, beginning of period      $6.60          $6.61          $7.04          $6.59          $6.01
-----------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                .22(b)         .20            .16            .18            .19
Net gains (losses) (both realized and
 unrealized)                                .35            .13           (.22)           .52            .61
-----------------------------------------------------------------------------------------------------------
Total from investment operations            .57            .33           (.06)           .70            .80
-----------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income       (.28)          (.34)          (.37)          (.25)          (.22)
-----------------------------------------------------------------------------------------------------------
Net asset value, end of period            $6.89          $6.60          $6.61          $7.04          $6.59
-----------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
Net assets, end of period (in
 millions)                                  $--            $--            $--            $--            $--
-----------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(c),(d)              1.17%          1.20%          1.20%          1.17%          1.18%
-----------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(c),(d)              1.08%(e)       1.08%(e)       1.18%(e)       1.17%          1.18%
-----------------------------------------------------------------------------------------------------------
Net investment income (loss)              3.27%          2.95%          2.60%          2.83%          2.69%
-----------------------------------------------------------------------------------------------------------
Portfolio turnover rate                     77%            68%            73%            92%           117%
-----------------------------------------------------------------------------------------------------------
Total return(f)                           8.84%          5.29%         (1.00%)        10.86%         13.54%
-----------------------------------------------------------------------------------------------------------


 *   Effective Dec. 11, 2006, Class Y was renamed Class R4.
(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b) Per share amount has been calculated using the average shares outstanding method.
(c) Expense ratio is before reduction of earnings and bank fee credits on cash balances.
(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(e) The Investment Manager and its affiliates have agreed to waive certain fees and expenses (excluding fees and expenses of acquired funds).
(f)  Total return does not reflect payment of a sales charge.

--------------------------------------------------------------------------------

20P RIVERSOURCE GLOBAL BOND FUND -- 2007 PROSPECTUS

CLASS W

PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED OCT. 31,           2007(B)
Net asset value, beginning of period      $6.79
-----------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)(c)             .20
Net gains (losses) (both realized and
 unrealized)                                .17
-----------------------------------------------------------------------------------------------------------
Total from investment operations            .37
-----------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income       (.28)
-----------------------------------------------------------------------------------------------------------
Net asset value, end of period            $6.88
-----------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE ASSETS/SUPPLEMENTAL DATA
Net assets, end of period (in
 millions)                                  $54
-----------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(d),(e)              1.35%(f)
-----------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d),(e)              1.26%(f),(g)
-----------------------------------------------------------------------------------------------------------
Net investment income (loss)              3.34%
-----------------------------------------------------------------------------------------------------------
Portfolio turnover rate                     77%
-----------------------------------------------------------------------------------------------------------
Total return(h)                           5.71%(i)
-----------------------------------------------------------------------------------------------------------

(a)  For a share outstanding throughout the period, Rounded to the nearest cent.
(b)  For the period from Dec. 1, 2006 (inception date) to Oct. 31, 2007.
(c) Per share amount has been calculated using the average shares outstanding method.
(d) Expense ratio is before reduction of earnings and bank fee credits on cash balances.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratio.
(f)  Adjusted to an annual basis.
(g) The Investment Manager and its affiliates have agreed to waive certain fees and expenses (excluding fees and expenses of acquired funds).
(h)  Total return does not reflect payment of a sales charge.
(i)  Not annualized.

--------------------------------------------------------------------------------

                             RIVERSOURCE GLOBAL BOND FUND -- 2007 PROSPECTUS 21P

BUYING AND SELLING SHARES

The RiverSource funds are available through broker-dealers, certain 401(k) or other qualified and nonqualified plans, banks, or other financial intermediaries or institutions (financial institutions). THESE FINANCIAL INSTITUTIONS MAY CHARGE YOU ADDITIONAL FEES FOR THE SERVICES THEY PROVIDE AND THEY MAY HAVE DIFFERENT POLICIES NOT DESCRIBED IN THIS PROSPECTUS. Some policy differences may include different minimum investment amounts, exchange privileges, fund choices and cutoff times for investments. Additionally, recordkeeping, transaction processing and payments of distributions relating to your account may be performed by the financial institutions through which shares are held. Since the fund may not have a record of your transactions, you should always contact the financial institution through which you purchased the fund to make changes to or give instructions concerning your account or to obtain information about your account. The fund, the distributor and the transfer agent are not responsible for the failure of one of these financial institutions to carry out its obligations to its customers.

DESCRIPTION OF SHARE CLASSES

INVESTMENT OPTIONS -- CLASSES OF SHARES

The RiverSource funds offer different classes of shares. There are differences among the fees and expenses for each class. See the "Fees and Expenses" table for more information. Not everyone is eligible to buy every class. After determining which classes you are eligible to buy, decide which class best suits your needs. Your financial institution can help you with this decision. The following table shows the key features of each class. (The cover of this prospectus indicates which classes are currently offered for this Fund.)

INVESTMENT OPTIONS SUMMARY

See the "Fees and Expenses" table to determine which classes are offered by this fund.

                                                  CONTINGENT                                   PLAN
                               INITIAL            DEFERRED SALES             DISTRIBUTION AND  ADMINISTRATION
           AVAILABILITY        SALES CHARGE       CHARGE (CDSC)              SERVICE FEE(A)    FEE
-------------------------------------------------------------------------------------------------------------
Class A    Available to        Yes. Payable at    No.                        Yes.              No.
           all investors.      time of purchase.                             0.25%
                               Lower sales
                               charge for larger
                               investments.
-------------------------------------------------------------------------------------------------------------
Class      Available to        No. Entire         Maximum 5% CDSC during     Yes.              No.
  B(b)     all investors.      purchase price is  the first year decreasing  1.00%
                               invested in        to 0% after six years.
                               shares of the
                               fund.
-------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

S.1                                                                     S-6400-6

INVESTMENT OPTIONS SUMMARY (CONTINUED)
                                                  CONTINGENT                                   PLAN
                               INITIAL            DEFERRED SALES             DISTRIBUTION AND  ADMINISTRATION
           AVAILABILITY        SALES CHARGE       CHARGE (CDSC)              SERVICE FEE(A)    FEE
-------------------------------------------------------------------------------------------------------------
Class C    Available to        No. Entire         1% CDSC may apply if you   Yes.              No.
           all investors.      purchase price is  sell shares within one     1.00%
                               invested in        year after purchase.
                               shares of the
                               fund.
-------------------------------------------------------------------------------------------------------------
Class I    Limited to          No.                No.                        No.               No.
           qualifying
           institutional
           investors.
-------------------------------------------------------------------------------------------------------------
Class R2   Limited to          No.                No.                        Yes.              Yes.
           qualifying                                                        0.50%             0.25%
           institutional
           investors.
-------------------------------------------------------------------------------------------------------------
Class R3   Limited to          No.                No.                        Yes.              Yes.
           qualifying                                                        0.25%             0.25%
           institutional
           investors.
-------------------------------------------------------------------------------------------------------------
Class R4   Limited to          No.                No.                        No.               Yes.
           qualifying                                                                          0.25%
           institutional
           investors.
-------------------------------------------------------------------------------------------------------------
Class R5   Limited to          No.                No.                        No.               No.
           qualifying
           institutional
           investors.
-------------------------------------------------------------------------------------------------------------
Class W    Limited to          No.                No.                        Yes.              No.
           qualifying                                                        0.25%
           discretionary
           managed accounts.
-------------------------------------------------------------------------------------------------------------

(a) For Class A, Class B, Class C, Class R2, Class R3 and Class W shares, each fund has adopted a plan under Rule 12b-1 of the Investment Company Act of 1940, as amended, that allows it to pay distribution and shareholder servicing-related expenses for the sale of shares. Because these fees are paid out of a fund's assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of distribution (sales) or servicing charges.
(b)  See "Buying and Selling Shares, Sales Charges, Class B and Class
     C -- contingent deferred sales charge alternative" for more information on the timing of conversion of Class B shares to Class A shares. Timing will vary depending on the date of your original purchase of the Class B shares.

DISTRIBUTION AND SERVICE FEES

The distribution and shareholder servicing fees for Class A, Class B, Class C, Class R2, Class R3 and Class W are subject to the requirements of Rule 12b-1 under the Investment Company Act of 1940, as amended, and are used to reimburse the distributor for certain expenses it incurs in connection with distributing a fund's shares and providing services to fund shareholders. These expenses include payment of distribution and shareholder servicing fees to financial institutions that sell shares of the fund, up to 0.50% of the average daily net assets of Class R2 shares sold and held through them and up to 0.25% of the average daily net assets of Class A, Class B, Class C, Class R3 and Class W shares sold and held through them. For Class A, Class B, Class R2, Class R3 and Class W shares, the distributor begins to pay these fees immediately after

--------------------------------------------------------------------------------

                                                                             S.2
purchase. For Class C shares, the distributor begins to pay these fees one year after purchase. Financial institutions also receive distribution fees up to 0.75% of the average daily net assets of Class C shares sold and held through them, which the distributor begins to pay one year after purchase.

For Class B shares, and, for the first year after sale only, for Class C shares, the fund's distributor retains the distribution fee of up to 0.75% in order to finance the payment of sales commissions to financial institutions that sell Class B shares, and to pay for other distribution related expenses. Financial institutions may compensate their financial advisors with the shareholder servicing and distribution fees paid to them by the distributor.

PLAN ADMINISTRATION FEE

Class R2, Class R3 and Class R4 pay an annual plan administration services fee for the provision of various administrative, recordkeeping, communication and educational services. The fee for Class R2, Class R3 and Class R4 is equal on an annual basis to 0.25% of assets attributable to the respective class.

DETERMINING WHICH CLASS OF SHARES TO PURCHASE

CLASS A, CLASS B AND CLASS C SHARES.

If your investments in RiverSource funds total $100,000 or more, Class A shares may be the better option because the sales charge is reduced for larger purchases.

If you invest less than $100,000, consider how long you plan to hold your shares. Class B shares have a higher annual distribution fee than Class A shares and a CDSC for six years. Class B shares convert to Class A shares in the ninth year of ownership. Class B shares purchased through reinvested dividends and distributions also will convert to Class A shares in the same proportion as the other Class B shares.

Class C shares also have a higher annual distribution fee than Class A shares. Class C shares have no sales charge if you hold the shares for longer than one year. Unlike Class B shares, Class C shares do not convert to Class A. As a result, you will pay a distribution fee for as long as you hold Class C shares. If you choose a deferred sales charge option (Class B or Class C), you should consider the length of time you intend to hold your shares. To help you determine which investment is best for you, consult your financial institution.

CLASS I SHARES.

The following eligible investors may purchase Class I shares:

- Any fund distributed by RiverSource Distributors, Inc., if the fund seeks to achieve its investment objective by investing primarily in shares of the fund and other RiverSource funds.

Class I shares may be purchased, sold or exchanged only through the distributor or an authorized financial institution.

--------------------------------------------------------------------------------

S.3

CLASS R SHARES.

The following eligible institutional investors may purchase Class R2, Class R3, Class R4 and Class R5 shares:

- Qualified employee benefit plans.

- Trust companies or similar institutions, and charitable organizations that meet the definition in Section 501(c)(3) of the Internal Revenue Code.

- Non-qualified deferred compensation plans whose participants are included in a qualified employee benefit plan described above.

- State sponsored college savings plans established under Section 529 of the Internal Revenue Code.

- Health Savings Accounts (HSAs) created pursuant to public law 108-173.

Additionally, if approved by the distributor, the following eligible institutional investors may purchase Class R5 shares:

- Institutional or corporate accounts above a threshold established by the distributor (currently $1 million per fund or $10 million in all RiverSource funds).

- Bank Trusts departments.

Class R shares generally are not available to retail non-retirement accounts, traditional and Roth IRAs, Coverdell Educational Savings Accounts, SEPs, SAR-SEPs, SIMPLE IRAs and individual 403(b) plans.

Class R shares may be purchased, sold or exchanged only through the distributor or an authorized financial institution.

CLASS W SHARES.

The following eligible investors may purchase Class W shares:

- Investors purchasing through authorized investment programs managed by investment professionals, including discretionary managed account programs.

Class W shares may be purchased, sold or exchanged only through the distributor or an authorized financial institution.

Shares originally purchased in a discretionary managed account may continue to be held in Class W outside of a discretionary managed account, but no additional Class W purchases may be made and no exchanges to Class W shares of another fund may be made outside of a discretionary managed account.

IN ADDITION, FOR CLASS I, CLASS R AND CLASS W SHARES, THE DISTRIBUTOR, IN ITS SOLE DISCRETION, MAY ACCEPT INVESTMENTS FROM OTHER PURCHASERS NOT LISTED ABOVE.

For more information, see the SAI.

--------------------------------------------------------------------------------

                                                                             S.4

SALES CHARGES

CLASS A -- INITIAL SALES CHARGE ALTERNATIVE:

Your purchase price for Class A shares is generally the net asset value (NAV) plus a front-end sales charge. The distributor receives the sales charge and re-allows a portion of the sales charge to the financial institution through which you purchased the shares. The distributor retains the balance of the sales charge. Sales charges vary depending on the amount of your purchase.

SALES CHARGE* FOR CLASS A SHARES

                                                                      MAXIMUM REALLOWANCE
                            AS A % OF             AS A % OF                AS A % OF
TOTAL MARKET VALUE       PURCHASE PRICE**    NET AMOUNT INVESTED         PURCHASE PRICE
--------------------------------------------------------------------------------------------
 Up to $49,999                 4.75%                 4.99%                    4.00%
 $50,000 -- $99,999            4.25                  4.44                     3.50
 $100,000 -- $249,999          3.50                  3.63                     3.00
 $250,000 -- $499,999          2.50                  2.56                     2.15
 $500,000 -- $999,999          2.00                  2.04                     1.75
 $1,000,000 or more            0.00                  0.00                     0.00***

  * Because of rounding in the calculation of the offering price, the portion of the sales charge retained by the distributor may vary and the actual sales charge you pay may be more or less than the sales charge calculated using these percentages.
 ** Purchase price includes the sales charge.
 ***Although there is no sales charge for purchases with a total market value over $1,000,000, and therefore no re-allowance, the distributor may pay a financial institution the following: a sales commission of up to 1.00% for a sale with a total market value of $1,000,000 to $2,999,999; a sales commission up to 0.50% for a sale of $3,000,000 to $9,999,999; and a sales commission up to 0.25% for a sale of $10,000,000 or more.

INITIAL SALES CHARGE -- RIGHTS OF ACCUMULATION. You may be able to reduce the sales charge on Class A shares, based on the combined market value of your accounts. The current market values of the following investments are eligible to be added together for purposes of determining the sales charge on your purchase:

- Your current investment in a fund; and

- Previous investments you and members of your primary household group have made in Class A, Class B or Class C shares in the fund and other RiverSource funds, provided your investment was subject to a sales charge. Your primary household group consists of you, your spouse or domestic partner and your unmarried children under age 21 sharing a mailing address.

The following accounts are eligible to be included in determining the sales charge on your purchase:

- Individual or joint accounts;

- Roth and traditional IRAs, SEPs, SIMPLEs and TSCAs, provided they are invested in Class A, Class B or Class C shares that were subject to a sales charge;

--------------------------------------------------------------------------------
S.5

- UGMA/UTMA accounts for which you, your spouse, or your domestic partner is parent or guardian of the minor child;

- Revocable trust accounts for which you or a member of your primary household group, individually, is the beneficial owner/grantor;

- Accounts held in the name of your, your spouse's, or your domestic partner's sole proprietorship or single owner limited liability company or S corporation; and

- Qualified retirement plan assets, provided that you are the sole owner of the business sponsoring the plan, are the sole participant (other than a spouse) in the plan, and have no intention of adding participants to the plan.

The following accounts are not eligible to be included in determining the sales charge on your purchase:

- Accounts of pension and retirement plans with multiple participants, such as 401(k) plans (which are combined to reduce the sales charge for the entire pension or retirement plan and therefore are not used to reduce the sales charge for your individual accounts);

- Investments in Class A shares where the sales charge is waived, for example, purchases through wrap accounts;

- Investments in Class D, Class E, Class I, Class R2, Class R3, Class R4, Class R5, Class W or Class Y shares;

- Investments in 529 plans, donor advised funds, variable annuities, variable life insurance products, wrap accounts or managed separate accounts; and

- Charitable and irrevocable trust accounts.

If you purchase RiverSource fund shares through different financial institutions, and you want to include those assets toward a reduced sales charge, you must inform your financial institution in writing about the other accounts when placing your purchase order. Contact your financial institution to determine what information is required.

Unless you provide your financial institution in writing with information about all of the accounts that may count toward a sales charge reduction, there can be no assurance that you will receive all of the reductions for which you may be eligible. You should request that your financial institution provide this information to the fund when placing your purchase order.

For more information on rights of accumulation, please see the SAI.

--------------------------------------------------------------------------------

                                                                             S.6

INITIAL SALES CHARGE -- LETTER OF INTENT (LOI). Generally, if you intend to invest $50,000 or more over a period of 13 months or less, you may be able to reduce the front-end sales charges for investments in Class A shares by completing and filing a LOI form. The LOI becomes effective only after the form is processed in good order by the fund. An LOI can be backdated up to a maximum of 90 days. If the LOI is backdated, you may include prior investments in Class A shares that were charged a front-end sales load toward the LOI commitment amount. If the LOI is backdated, the 13-month period begins on the date of the earliest purchase included in the LOI.

Holdings More than 90 Days Old. Purchases made more than 90 days before your LOI is processed by the fund will not be counted toward the commitment amount of the LOI and cannot be used as the starting point for the LOI. While these purchases cannot be included in an LOI, they may help you obtain a reduced sales charge on future purchases as described in "Initial Sales Charge -- Rights of Accumulation."

Notification Obligation. You must request the reduced sales charge when you buy shares. If you do not complete and file the LOI form, or do not request the reduced sales charge at the time of purchase, you will not be eligible for the reduced sales charge. You should request that your financial institution provide this information to the fund when placing your purchase order. For more details on LOIs, please contact your financial institution or see the SAI.

INITIAL SALES CHARGE -- WAIVERS OF THE SALES CHARGE FOR CLASS A SHARES. Sales charges do not apply to:

- current or retired Board members, officers or employees of RiverSource funds or RiverSource Investments or its affiliates, their spouses or domestic partners, children, parents and their spouse's or domestic partner's parents.

- current or retired Ameriprise Financial Services, Inc. (Ameriprise Financial Services) financial advisors, employees of financial advisors, their spouses or domestic partners, children, parents and their spouse's or domestic partner's parents.

- registered representatives and other employees of financial institutions having a selling agreement with the distributor, including their spouses, domestic partners, children, parents and their spouse's or domestic partner's parents.

- portfolio managers employed by subadvisers of the RiverSource funds, including their spouses or domestic partners, children, parents and their spouse's or domestic partner's parents.

- qualified employee benefit plans offering participants daily access to RiverSource funds. Eligibility must be determined in advance. For assistance, please contact your financial institution.

- direct rollovers from qualified employee benefit plans, provided that the rollover involves a transfer of Class R or Class Y shares in a fund to Class A shares in the same fund.

--------------------------------------------------------------------------------
S.7

- purchases made:

  - with dividend or capital gain distributions from a fund or from the same class of another RiverSource fund;

  - through or under a wrap fee product or other investment product sponsored by a financial institution having a selling agreement with the distributor;

  - through state sponsored college savings plans established under Section 529 of the Internal Revenue Code;

  - through bank trust departments.

- shareholders whose original purchase was in a Strategist fund merged into a RiverSource fund in 2000.

The distributor may, in its sole discretion, authorize the waiver of sales charges for additional purchases or categories of purchases. Policies related to reducing or waiving the sales charge may be modified or withdrawn at any time.

Unless you provide your financial institution with information in writing about all of the factors that may count toward a waiver of the sales charge, there can be no assurance that you will receive all of the waivers for which you may be eligible. You should request that your financial institution provide this information to the fund when placing your purchase order.

Because the current prospectus is available on RiverSource Investment's website free of charge, RiverSource Investments does not disclose this information separately on the website.

CLASS B AND CLASS C -- CONTINGENT DEFERRED SALES CHARGE ALTERNATIVE

FOR CLASS B, the CDSC is based on the sale amount and the number of years between purchase and sale. The following table shows how CDSC percentages on sales decline:

IF THE SALE IS MADE DURING THE:                      THE CDSC PERCENTAGE RATE IS:*
 First year                                                        5%
 Second year                                                       4%
 Third year                                                        4%
 Fourth year                                                       3%
 Fifth year                                                        2%
 Sixth year                                                        1%
 Seventh or eighth year                                            0%

* Because of rounding in the calculation, the portion of the CDSC retained by the distributor may vary and the actual CDSC you pay may be more or less than the CDSC calculated using these percentages.

--------------------------------------------------------------------------------

                                                                             S.8

Although there is no front-end sales charge when you buy Class B shares, the distributor pays a sales commission of 4% to financial institutions that sell Class B shares. A portion of this commission may, in turn, be paid to your financial advisor. The distributor receives any CDSC imposed when you sell your Class B shares.

Purchases made prior to May 21, 2005 age on a calendar year basis. Purchases made beginning May 21, 2005 age on a daily basis. For example, a purchase made on Nov. 12, 2004 completed its first year on Dec. 31, 2004 under calendar year aging. However, a purchase made on Nov. 12, 2005 completed its first year on Nov. 11, 2006 under daily aging.

Class B shares purchased prior to May 21, 2005 will convert to Class A shares in the ninth calendar year of ownership. Class B shares purchased beginning May 21, 2005 will convert to Class A shares one month after the completion of the eighth year of ownership.

FOR CLASS C, a 1% CDSC may be charged if you sell your shares within one year after purchase. Although there is no front-end sales charge when you buy Class C shares, the distributor pays a sales commission of 1% to financial institutions that sell Class C shares. A portion of this commission may, in turn, be paid to your financial advisor. The distributor receives any CDSC imposed when you sell your Class C shares.

For both Class B and Class C, if the amount you sell causes the value of your investment to fall below the cost of the shares you have purchased, the CDSC will be based on the lower of the cost of those shares purchased or market value. Because the CDSC is imposed only on sales that reduce your total purchase payments, you do not have to pay a CDSC on any amount that represents appreciation in the value of your shares, income earned by your shares, or capital gains. In addition, the CDSC on your sale, if any, will be based on your oldest purchase payment. The CDSC on the next amount sold will be based on the next oldest purchase payment.

EXAMPLE

Assume you had invested $10,000 in Class B shares and that your investment had appreciated in value to $12,000 after 3 1/2 years, including reinvested dividends and capital gain distributions. You could sell up to $2,000 worth of shares without paying a CDSC ($12,000 current value less $10,000 purchase amount). If you sold $2,500 worth of shares, the CDSC would apply to the $500 representing part of your original purchase price. The CDSC rate would be 3% because the sale was made during the fourth year after the purchase.

CDSC -- WAIVERS OF THE CDSC FOR CLASS B SHARES. The CDSC will be waived on sales of shares:
- in the event of the shareholder's death;

- held in trust for an employee benefit plan; or

--------------------------------------------------------------------------------
S.9

- held in IRAs or certain qualified plans, such as Keogh plans, tax-sheltered custodial accounts or corporate pension plans, provided that the shareholder is:

  - at least 59 1/2 years old AND

  - taking a retirement distribution (if the sale is part of a transfer to an IRA or qualified plan, or a custodian-to-custodian transfer, the CDSC will not be waived) OR

  - selling under an approved substantially equal periodic payment arrangement.

CDSC -- WAIVERS OF THE CDSC FOR CLASS C SHARES. The CDSC will be waived on sales of shares in the event of the shareholder's death.

CLASS I, CLASS R2, CLASS R3, CLASS R4, CLASS R5 AND CLASS W -- NO SALES CHARGE. For Class I, Class R2, Class R3, Class R4, Class R5 and Class W there is no initial sales charge or CDSC.

OPENING AN ACCOUNT

Financial institutions are required by law to obtain certain personal information from each person who opens an account in order to verify the identity of the person. As a result, when you open an account you will be asked to provide your name, permanent street address, date of birth, and Social Security or Employer Identification number. You may also be asked for other identifying documents or information. If you do not provide this information, the financial institution through which you are investing in the fund may not be able to open an account for you. If the financial institution through which you are investing in the fund is unable to verify your identity, your account may be closed, or other steps may be taken, as deemed appropriate.

When you buy shares, your order will be priced at the next NAV calculated after your order is accepted by the fund or an authorized financial institution.

Your financial institution may establish and maintain your account directly or it may establish and maintain your account with the distributor. The distributor may appoint servicing agents to accept purchase orders and to accept exchange (and sale) orders on its behalf. Accounts maintained by the distributor will be supported by the fund's transfer agent.

METHODS OF PURCHASING SHARES

These methods of purchasing shares apply to Class A, Class B, and Class C shares.

THROUGH AN ACCOUNT ESTABLISHED WITH YOUR FINANCIAL INSTITUTION

ALL REQUESTS        The financial institution through which you buy shares may have different policies not described in this prospectus,
                    including different minimum investment amounts and minimum account balances.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                                            S.10

THROUGH AN ACCOUNT ESTABLISHED WITH THE FUND

BY MAIL The financial institution through which you buy shares may establish an account directly with the fund. To establish an account in this fashion, complete a RiverSource funds account application with your financial advisor or investment professional, and mail the account application to the address below. Account applications may be requested by calling (888) 791-3380. Make your check payable to the fund. The fund does not accept cash, credit card convenience checks, money orders, traveler's checks, starter checks, third or fourth party checks, or other cash equivalents.

                    Mail your check and completed application to:

                    REGULAR MAIL   RIVERSOURCE INVESTMENTS (FUNDS)
                                   P.O. BOX 8041
                                   BOSTON, MA 02266-8041

                    EXPRESS MAIL   RIVERSOURCE INVESTMENTS (FUNDS)
                                   C/O BFDS
                                   30 DAN ROAD
                                   CANTON, MA 02021-2809

                    If you already have an account, include your name, account number and the name of the fund and class of shares along with your check. You can make scheduled investments in the fund by moving money from your checking account or savings account. See the Minimum Investment and Account Balance chart below for more information regarding scheduled investment plans.
--------------------------------------------------------------------------------

BY WIRE OR ACH      Fund shares purchased through the distributor may be paid
                    for by federal funds wire. Before sending a wire, call (888)
                    791-3380 to notify the distributor of the wire and to receive further instructions.

                    If you are establishing an account with a wire purchase, you are required to send a signed account application to the address above. Please include the wire control number or your new account number on the application.

                    Your bank or financial institution may charge additional fees for wire transactions.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

S.11

BY EXCHANGE         Call (888) 791-3380 or send signed written instructions to the address above.
--------------------------------------------------------------------------------

MINIMUM INVESTMENT AND ACCOUNT BALANCE

                                                            RIVERSOURCE ABSOLUTE
                                                            RETURN CURRENCY
                                                            AND INCOME FUND
                       FOR ALL FUNDS,                       RIVERSOURCE FLOATING
                       CLASSES AND                          RATE FUND
                       ACCOUNTS EXCEPT                      RIVERSOURCE INFLATION
                       THOSE LISTED TO THE   TAX QUALIFIED  PROTECTED SECURITIES
                       RIGHT (NONQUALIFIED)  ACCOUNTS       FUND                       CLASS W
----------------------------------------------------------------------------------------------
INITIAL INVESTMENT     $2,000                $1,000         $5,000                     $500
----------------------------------------------------------------------------------------------
ADDITIONAL
   INVESTMENTS         $100                  $100           $100                       None
----------------------------------------------------------------------------------------------
ACCOUNT BALANCE*       $300                  None           $2,500                     $500

  * If your fund account balance falls below the minimum account balance for any reason, including a market decline, you may be asked to increase it to the minimum account balance or establish a scheduled investment plan. If you do not do so within 30 days, your shares may be automatically redeemed and the proceeds mailed to you.
--------------------------------------------------------------------------------

MINIMUM INVESTMENT AND ACCOUNT BALANCE -- SCHEDULED INVESTMENT PLANS

                                                            RIVERSOURCE ABSOLUTE
                                                            RETURN CURRENCY
                       FOR ALL FUNDS,                       AND INCOME FUND
                       CLASSES AND                          RIVERSOURCE FLOATING
                       ACCOUNTS EXCEPT                      RATE FUND
                       THOSE LISTED TO THE   TAX QUALIFIED  RIVERSOURCE INFLATION
                       RIGHT (NONQUALIFIED)  ACCOUNTS       PROTECTED SECURITIES FUND  CLASS W
----------------------------------------------------------------------------------------------
INITIAL INVESTMENT     $100                  $100           $5,000                     $500
----------------------------------------------------------------------------------------------
ADDITIONAL
   INVESTMENTS         $100                  $50            $100                       None
----------------------------------------------------------------------------------------------
ACCOUNT BALANCE**      None                  None           $2,500                     $500

 ** If your fund account balance is below the minimum initial investment described above, you must make payments at least monthly.
--------------------------------------------------------------------------------

These minimums may be waived for accounts that are managed by an investment professional, for accounts held in approved discretionary or non-discretionary wrap accounts, for accounts that are part of an employer-sponsored retirement plan, or for other account types if approved by the distributor.

The fund reserves the right to modify its minimum account requirements at any time, with or without prior notice.

--------------------------------------------------------------------------------

                                                                            S.12

Please contact your financial institution for information regarding wire or electronic funds transfer.

EXCHANGING OR SELLING SHARES

You may exchange or sell shares by having your financial institution process your transaction. If your account is maintained directly with your financial institution, you must contact that financial institution to exchange or sell shares of the fund. If your account was established with the distributor, there are a variety of methods you may use to exchange or sell shares of the fund.

WAYS TO REQUEST AN EXCHANGE OR SALE OF SHARES

ACCOUNT ESTABLISHED WITH YOUR FINANCIAL INSTITUTION

ALL REQUESTS        You can exchange or sell shares by having your financial
                    institution process your transaction. The financial
                    institution through which you purchased shares may have
                    different policies not described in this prospectus,
                    including different transaction limits, exchange policies
                    and sale procedures.
--------------------------------------------------------------------------------

ACCOUNT ESTABLISHED WITH THE FUND

BY MAIL             Mail your exchange or sale request to:

                    REGULAR MAIL   RIVERSOURCE INVESTMENTS (FUNDS)
                                   P.O. BOX 8041
                                   BOSTON, MA 02266-8041

                    EXPRESS MAIL   RIVERSOURCE INVESTMENTS (FUNDS)
                                   C/O BFDS
                                   30 DAN ROAD
                                   CANTON, MA 02021-2809

                    Include in your letter:

                    - your name

                    - the name of the fund(s)

                    - your account number

                    - the class of shares to be exchanged or sold

                    - your Social Security number or Employer Identification
                      number

                    - the dollar amount or number of shares you want to exchange or sell

                    - specific instructions regarding delivery or exchange
                      destination

                    - signature(s) of registered account owner(s)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

S.13

BY MAIL (CONT.)

                    - any special documents the transfer agent may require in
                      order to process your order

                    Corporate, trust or partnership accounts may need to send additional documents.

                    Payment will be mailed to the address of record and made payable to the names listed on the account, unless your request specifies differently and is signed by all owners.

                    A Medallion Signature Guarantee is required if:

                    - Amount is over $50,000.

                    - You want your check made payable to someone other than
                      yourself.

                    - Your address has changed within the last 30 days.

                    - You want the check mailed to an address other than the
                      address of record.

                    - You want the proceeds sent to a bank account not on file.

                    - You are the beneficiary of the account and the account
                      owner is deceased (additional documents may be required).

                    A Medallion Signature Guarantee assures that a signature is genuine and not a forgery. The financial institution providing the Guarantee is financially liable for the transaction if the signature is a forgery. Eligible guarantors include commercial banks, trust companies, savings associations, and credit unions as defined by the Federal Deposit Insurance Act. Note: A guarantee from a notary public is not acceptable.

                    NOTE: Any express mail delivery charges you pay will vary depending on domestic or international delivery instructions.
--------------------------------------------------------------------------------

BY TELEPHONE        Call (888) 791-3380. Unless you elect not to have telephone exchange and sale privileges, they will automatically be
                    available to you. Reasonable procedures will be used to
                    confirm authenticity of telephone exchange or sale requests.
                    Telephone privileges may be modified or discontinued at any time. Telephone exchange and sale privileges automatically apply to all accounts except custodial, corporate or
                    qualified retirement accounts. You may request that these
                    privileges NOT apply by writing to the address above.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                                            S.14

BY TELEPHONE
(CONT.)
                    Payment will be mailed to the address of record and made payable to the names listed on the account.

                    Telephone sale requests are limited to $100,000 per day.
--------------------------------------------------------------------------------

BY WIRE OR ACH      You can wire money from your fund account to your bank
                    account. Make sure we have your bank account information on file. If we do not have this information, you will need to send written instructions with your bank's name and a voided check or savings account deposit slip.

                    Call (888) 791-3380 or send a letter of instruction, with a Medallion Signature Guarantee if required, to the address above.

                    A service fee may be charged against your account for each wire sent.

                    Minimum amount: $100

                    Your bank or financial institution may charge additional fees for wire transactions.
--------------------------------------------------------------------------------

BY SCHEDULED
PAYOUT PLAN         You may elect to receive regular periodic payments through an automatic sale of shares. See the SAI for more
                    information.
--------------------------------------------------------------------------------

IMPORTANT: Payments sent by a bank authorization or check that are not guaranteed may take up to ten days to clear. This may cause your sale request to fail to process if the requested amount includes unguaranteed funds.

EXCHANGES

Generally, you may exchange your fund shares for shares of the same class of any other publicly offered RiverSource fund without a sales charge. For complete information on the fund you are exchanging into, including fees and expenses, read that fund's prospectus carefully. Your exchange will be priced at the next NAV calculated after your transaction request is received in good order.

--------------------------------------------------------------------------------

S.15

MARKET TIMING IS FREQUENT OR SHORT-TERM TRADING BY CERTAIN SHAREHOLDERS INTENDED TO PROFIT AT THE EXPENSE OF OTHER SHAREHOLDERS BY SELLING SHARES OF A FUND SHORTLY AFTER PURCHASE. MARKET TIMING MAY ADVERSELY IMPACT A FUND'S PERFORMANCE BY PREVENTING THE INVESTMENT MANAGER FROM FULLY INVESTING THE ASSETS OF THE FUND, DILUTING THE VALUE OF SHARES HELD BY LONG-TERM SHAREHOLDERS, OR INCREASING THE FUND'S TRANSACTION COSTS.

FUNDS THAT INVEST IN SECURITIES THAT TRADE INFREQUENTLY MAY BE VULNERABLE TO MARKET TIMERS WHO SEEK TO TAKE ADVANTAGE OF INEFFICIENCIES IN THE SECURITIES MARKETS. FUNDS THAT INVEST IN SECURITIES THAT TRADE ON OVERSEAS SECURITIES MARKETS MAY BE VULNERABLE TO MARKET TIMERS WHO SEEK TO TAKE ADVANTAGE OF CHANGES IN THE VALUES OF SECURITIES BETWEEN THE CLOSE OF OVERSEAS MARKETS AND THE CLOSE OF U.S. MARKETS, WHICH IS GENERALLY THE TIME AT WHICH A FUND'S NAV IS CALCULATED. TO THE EXTENT THAT A FUND HAS SIGNIFICANT HOLDINGS OF HIGH YIELD BONDS, TAX-EXEMPT SECURITIES OR FOREIGN SECURITIES, THE RISKS OF MARKET TIMING MAY BE GREATER FOR THE FUND THAN FOR OTHER FUNDS. SEE "PRINCIPAL INVESTMENT STRATEGIES" FOR A DISCUSSION OF THE TYPES OF SECURITIES IN WHICH YOUR FUND INVESTS.

SEE "VALUING FUND SHARES" FOR A DISCUSSION OF THE RIVERSOURCE FUNDS' POLICY ON FAIR VALUE PRICING, WHICH IS INTENDED, IN PART, TO REDUCE THE FREQUENCY AND EFFECT OF MARKET TIMING.

THE RIVERSOURCE FUNDS' BOARDS HAVE ADOPTED A POLICY THAT IS DESIGNED TO DETECT AND DETER MARKET TIMING THAT MAY BE HARMFUL TO THE FUNDS. EACH FUND SEEKS TO ENFORCE THIS POLICY THROUGH ITS SERVICE PROVIDERS AS FOLLOWS:

- The fund tries to distinguish market timing from trading that it believes is not harmful, such as periodic rebalancing for purposes of asset allocation or dollar cost averaging. Under the fund's procedures, there is no set number of transactions in the fund that constitutes market timing. Even one purchase and subsequent sale by related accounts may be market timing. Generally, the fund seeks to restrict the exchange privilege of an investor who makes more than three exchanges into or out of the fund in any 90-day period. Accounts held by a retirement plan or a financial institution for the benefit of its participants or clients, which typically engage in daily transactions, are not subject to this limit, although the fund seeks the assistance of financial institutions in applying similar restrictions on the sub-accounts of their participants or clients.

- If an investor's trading activity is determined to be market timing or otherwise harmful to existing shareholders, the fund reserves the right to modify or discontinue the investor's exchange privilege or reject the investor's purchases or exchanges, including purchases or exchanges accepted by a financial institution. The fund may treat accounts it believes to be under common control as a single account for these purposes, although it may not be able to identify all such accounts.

--------------------------------------------------------------------------------

                                                                            S.16

- Although the fund does not knowingly permit market timing, it cannot guarantee that it will be able to identify and restrict all short-term trading activity. The fund receives purchase and sale orders through financial institutions where market timing activity may not always be successfully detected.

Other exchange policies:

- Exchanges must be made into the same class of shares of the new fund.

- Exchanges into RiverSource Tax-Exempt Money Market Fund may be made only from Class A shares.

- If your exchange creates a new account, it must satisfy the minimum investment amount for new purchases.

- Once the fund receives your exchange request, you cannot cancel it.

- Shares of the new fund may not be used on the same day for another exchange or sale.

- Shares of the Class W originally purchased, but no longer held in a discretionary managed account, may not be exchanged for Class W shares of another fund. You may continue to hold these shares in the fund. Changing your investment to a different fund will be treated as a sale and purchase, and you will be subject to applicable taxes on the sale and sales charges on the purchase of the new fund.

SELLING SHARES

You may sell your shares at any time. The payment will be sent within seven days after your request is received in good order.

When you sell shares, the amount you receive may be more or less than the amount you invested. Your sale price will be the next NAV calculated after your request is received in good order, minus any applicable CDSC.

REPURCHASES. You can change your mind after requesting a sale and use all or part of the sale proceeds to purchase new shares in the same account, fund and class from which you sold. If you reinvest in Class A, you will purchase the new shares at NAV, up to the amount of the sale proceeds, instead of paying a sales charge on the date of a new purchase. If you reinvest in Class B or Class C, any CDSC you paid on the amount you are reinvesting also will be reinvested. In order for you to take advantage of this repurchase waiver, you must notify your financial institution within 90 days of the date your sale request was processed. Contact your financial institution for information on required documentation. The repurchase privilege may be modified or discontinued at any time and use of this option may have tax consequences.

Each fund reserves the right to redeem in kind.

For more details and a description of other sales policies, please see the SAI.

--------------------------------------------------------------------------------

S.17

VALUING FUND SHARES

For classes of shares sold with an initial sales charge, the public offering or purchase price is the net asset value plus the sales charge. For funds or classes of shares sold without an initial sales charge, the public offering price is the NAV.

Orders in good form are priced at the NAV next determined after you place your order. Good form or good order means that your instructions have been received in the form required by the fund. This may include, for example, providing the fund name and account number, the amount of the transaction and all required signatures. For more information, contact your financial institution.

The NAV is the value of a single share of a fund. The NAV is determined by dividing the value of a fund's assets, minus any liabilities, by the number of shares outstanding. The NAV is calculated as of the close of business on the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time, on each day that the NYSE is open. Securities are valued primarily on the basis of market quotations and floating rate loans are valued primarily on the basis of indicative bids. Both market quotations and indicative bids are obtained from outside pricing services approved and monitored under procedures adopted by the Board. Certain short-term securities with maturities of 60 days or less are valued at amortized cost.

When reliable market quotations or indicative bids are not readily available, investments are priced at fair value based on procedures adopted by the Board. These procedures are also used when the value of an investment held by a fund is materially affected by events that occur after the close of a securities market but prior to the time as of which the fund's NAV is determined. Valuing investments at fair value involves reliance on judgment. The fair value of an investment is likely to differ from any available quoted or published price. To the extent that a fund has significant holdings of high yield bonds, floating rate loans, tax-exempt securities or foreign securities that may trade infrequently, fair valuation may be used more frequently than for other funds. The funds use an unaffiliated service provider to assist in determining fair values for foreign securities.

Foreign investments are valued in U.S. dollars. Some of a fund's securities may be listed on foreign exchanges that trade on weekends or other days when the fund does not price its shares. In that event, the NAV of the fund's shares may change on days when shareholders will not be able to purchase or sell the fund's shares.

--------------------------------------------------------------------------------

                                                                            S.18

DISTRIBUTIONS AND TAXES

As a shareholder you are entitled to your share of your fund's net income and net gains. Each fund distributes dividends and capital gains to qualify as a regulated investment company and to avoid paying corporate income and excise taxes.

DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS

Your fund's net investment income is distributed to you as dividends. Dividends may be composed of qualifying dividend income, which is eligible for preferential tax rates under current tax law, as well as other ordinary dividend income, which may include non-qualifying dividends, interest income and short-term capital gains. Because of the types of income earned by fixed income funds, it is unlikely the funds will distribute qualifying dividend income. Capital gains are realized when a security is sold for a higher price than was paid for it. Each realized capital gain or loss is long-term or short-term depending on the length of time the fund held the security. Realized capital gains and losses offset each other. The fund offsets any net realized capital gains by any available capital loss carryovers. Net short-term capital gains are included in net investment income. Net realized long-term capital gains, if any, are distributed by the end of the calendar year as capital gain distributions.

REINVESTMENTS

Dividends and capital gain distributions are automatically reinvested in additional shares in the same class of the fund unless you request distributions in cash. The financial institution through which you purchased shares may have different policies.

Distributions are reinvested at the next calculated NAV after the distribution is paid. If you choose cash distributions, you will receive cash only for distributions declared after your request has been processed.

TAXES

If you buy shares shortly before the record date of a distribution, you may pay taxes on money earned by the fund before you were a shareholder. You will pay the full pre-distribution price for the shares, then receive a portion of your investment back as a distribution, which may be taxable.

For tax purposes, an exchange is considered a sale and purchase, and may result in a gain or loss. A sale is a taxable transaction. Generally, if you sell shares for less than their cost, the difference is a capital loss or if you sell shares for more than their cost, the difference is a capital gain. Your gain may be short term (for shares held for one year or less) or long term (for shares held for more than one year).

--------------------------------------------------------------------------------

S.19

You may not create a tax loss, based on paying a sales charge, by exchanging shares before the 91(st) day after the day of purchase. If you buy Class A shares and exchange into another fund before the 91(st) day after the day of purchase, you may not include the sales charge in your calculation of tax gain or loss on the sale of the first fund you purchased. The sales charge may be included in the calculation of your tax gain or loss on a subsequent sale of the second fund you purchased. For more information, see the SAI.

FOR TAXABLE FUNDS. Distributions of shares not held in IRAs or other retirement accounts are subject to federal income tax and may be subject to state and local taxes in the year they are declared. You must report distributions on your tax returns, even if they are reinvested in additional shares.

Income received by a fund may be subject to foreign tax and withholding. Tax conventions between certain countries and the U.S. may reduce or eliminate these taxes.

Shares held in an IRA or qualified retirement account are generally subject to different tax rules. Taking a distribution from your IRA or qualified retirement plan may subject you to federal taxes, penalties and reporting requirements. Please consult your tax advisor.

FOR RIVERSOURCE INFLATION PROTECTED SECURITIES FUND. Any increase in principal for an inflation-protected security resulting from inflation adjustments is considered by Internal Revenue Service regulations to be taxable income in the year it occurs. The fund will distribute both interest income and the income attributable to principal adjustments, both of which are taxable to shareholders.

FOR TAX-EXEMPT FUNDS. Dividends distributed from interest earned on tax-exempt securities (exempt-interest dividends) are exempt from federal income taxes but may be subject to state and local taxes. Dividends distributed from capital gain distributions and other income earned are not exempt from federal income taxes. Distributions are taxable in the year the fund declares them regardless of whether you take them in cash or reinvest them.

Interest on certain private activity bonds is a preference item for purposes of the individual and corporate alternative minimum taxes. To the extent the fund earns such income, it will flow through to its shareholders and may be taxable to those shareholders who are subject to the alternative minimum tax. See the SAI for more information.

Because interest on municipal bonds and notes is tax-exempt for federal income tax purposes, any interest on money you borrow that is used directly or indirectly to purchase fund shares is not deductible on your federal income tax return. You should consult a tax advisor regarding its deductibility for state and local income tax purposes.

--------------------------------------------------------------------------------

                                                                            S.20

FOR STATE TAX-EXEMPT FUNDS. The Kentucky Court of Appeals recently held that Kentucky's tax exemption of interest on its own bonds and its taxation of interest on the bonds of other states is illegal. The United States Supreme Court (Supreme Court) has granted certiorari and if the Supreme Court affirms this decision or other state courts reach the same conclusion with respect to the states in which the State Tax-Exempt Funds invest, this decision could have implications for the tax treatment of the bonds held by the State Tax-Exempt Funds. For additional information regarding the Minnesota Tax-Exempt Fund, please see "Taxes" in the SAI.

IMPORTANT: This information is a brief and selective summary of some of the tax rules that apply to an investment in a fund. Because tax matters are highly individual and complex, you should consult a qualified tax advisor.

GENERAL INFORMATION

AVAILABILITY AND TRANSFERABILITY OF FUND SHARES

Please consult your financial institution to determine availability of RiverSource funds. Currently, RiverSource funds may be purchased or sold through affiliated broker-dealers of RiverSource Investments and through certain unaffiliated financial institutions. If you set up an account at a financial institution that does not have, and is unable to obtain, a selling agreement with the distributor of the RiverSource funds, you will not be able to transfer RiverSource fund holdings to that account. In that event, you must either maintain your RiverSource fund holdings with your current financial institution, find another financial institution with a selling agreement, or sell your shares, paying any applicable CDSC. Please be aware that transactions in taxable accounts are taxable events and may result in income tax liability.

ADDITIONAL SERVICES AND COMPENSATION

In addition to acting as the fund's investment manager, RiverSource Investments and its affiliates also receive compensation for providing other services to the funds.

Administration Services. Ameriprise Financial, 200 Ameriprise Financial Center, Minneapolis, Minnesota 55474, provides or compensates others to provide administrative services to the RiverSource funds. These services include administrative, accounting, treasury, and other services. Fees paid by a fund for these services are included under "Other expenses" in the expense table under "Fees and Expenses."

--------------------------------------------------------------------------------

S.21

Custody Services. Ameriprise Trust Company, 200 Ameriprise Financial Center, Minneapolis, Minnesota 55474 (the custodian or Ameriprise Trust Company), provides custody services to all but a limited number of the RiverSource funds, for which U.S. Bank National Association provides custody services. In addition, Ameriprise Trust Company is paid for certain transaction fees and out-of-pocket expenses incurred while providing services to the funds. Fees paid by a fund for these services are included under "Other expenses" in the expense table under "Fees and Expenses."

Distribution and Shareholder Services. RiverSource Distributors, Inc., 50611 Ameriprise Financial Center, Minneapolis, Minnesota 55474 (the distributor or RiverSource Distributors), provides underwriting and distribution services to the RiverSource funds. Under the Distribution Agreement and related distribution and shareholder servicing plans, the distributor receives distribution and shareholder servicing fees. The distributor may retain a portion of these fees to support its distribution and shareholder servicing activity. The distributor re-allows the remainder of these fees (or the full fee) to the financial institutions that sell fund shares and provide services to shareholders. Fees paid by a fund for these services are set forth under "Distribution (12b-1) fees" in the expense table under "Fees and Expenses." More information on how these fees are used is set forth under "Investment Options -- Classes of Shares" and in the SAI. The distributor also administers any sales charges paid by an investor at the time of purchase or at the time of sale. See "Shareholder Fees (fees paid directly from your investment)" under "Fees and Expenses" for the scheduled sales charge of each share class. See "Buying and Selling Shares:
Sales Charges" for variations in the scheduled sales charges, and for how these sales charges are used by the distributor. See "Other Investment Strategies and Risks" for the RiverSource funds' policy regarding directed brokerage.

Plan Administration Services. Under a Plan Administration Services Agreement the fund pays for plan administration services, including services such as implementation and conversion services, account set-up and maintenance, reconciliation and account recordkeeping, education services and administration to various plan types, including 529 plans, retirement plans and Health Savings Accounts (HSAs). Fees paid by a fund for these services are included under "Other expenses" in the expense table under "Fees and Expenses."

--------------------------------------------------------------------------------

                                                                            S.22

Transfer Agency Services. RiverSource Service Corporation, 734 Ameriprise Financial Center, Minneapolis, Minnesota 55474 (the transfer agent or RiverSource Service Corporation), provides or compensates others to provide transfer agency services to the RiverSource funds. The RiverSource funds pay the transfer agent a fee that varies by class, as set forth in the SAI, and reimburses the transfer agent for its out-of-pocket expenses incurred while providing these transfer agency services to the funds. Fees paid by a fund for these services are included under "Other expenses" in the expense table under "Fees and Expenses." RiverSource Service Corporation pays a portion of these fees to financial institutions that provide sub-recordkeeping and other services to fund shareholders. The SAI provides additional information about the services provided and the fee schedules for the transfer agent agreements.

PAYMENTS TO FINANCIAL INSTITUTIONS

The distributor and its affiliates make or support additional cash payments out of their own resources (including profits earned from providing services to the fund) to financial institutions, including inter-company allocation of resources or payments to affiliated broker-dealers, in connection with agreements between the distributor and financial institutions pursuant to which these financial institutions sell fund shares and provide services to their clients who are shareholders of the fund. These payments and intercompany allocations (collectively, "payments") do not change the price paid by investors in the fund or fund shareholders for the purchase or ownership of fund shares of the fund, and these payments are not reflected in the fees and expenses of the fund, as they are not paid by the fund.

--------------------------------------------------------------------------------

S.23

In exchange for these payments, a financial institution may elevate the prominence or profile of the fund within the financial institution's organization, and may provide the distributor and its affiliates with preferred access to the financial institution's registered representatives or preferred access to the financial institution's customers. These arrangements are sometimes referred to as marketing and/or sales support payments, program and/or shareholder servicing payments, or revenue sharing payments. These arrangements create potential conflicts of interest between a financial institution's pecuniary interest and its duties to its customers, for example, if the financial institution receives higher payments from the sale of a certain fund than it receives from the sale of other funds, the financial institution or its representatives may be incented to recommend or sell shares of the fund where it receives or anticipates receiving the higher payment instead of other investment options that may be more appropriate for the customer. Employees of Ameriprise Financial and its affiliates, including employees of affiliated broker-dealers, may be separately incented to recommend or sell shares of the fund, as employee compensation and business unit operating goals at all levels are tied to the company's success. Certain employees, directly or indirectly, may receive higher compensation and other benefits as investment in the fund increases. In addition, management, sales leaders and other employees may spend more of their time and resources promoting Ameriprise Financial and its subsidiary companies, including RiverSource Investments, and the distributor, and the products they offer, including the fund.

These payments are typically negotiated based on various factors including, but not limited to, the scope and quality of the services provided by the financial institution, its reputation in the industry, its ability to attract and retain assets, its access to target markets, its customer relationships, the profile the fund may obtain within the financial institution, and the access the distributor or other representatives of the fund may have within the financial institution for advertisement or education, including opportunities to present at or sponsor conferences for the registered representatives of the financial institution and its customers.

--------------------------------------------------------------------------------

                                                                            S.24

These payments are usually calculated based on a percentage of fund assets owned through the financial institution and/or as a percentage of fund sales attributable to the financial institution. Certain financial institutions require flat fees instead of, or in addition to, these asset-based fees as compensation for including or maintaining a fund on their platforms, and, in certain situations, may require the reimbursement of ticket or operational charges -- fees that a financial institution charges its registered representatives for effecting transactions in the fund. The amount of payment varies by financial institution (e.g., initial platform set-up fees, ongoing maintenance or service fees, or asset or sales based fees). The amount of payments also varies by the type of sale. For instance, purchases of one type of fund may warrant a greater or lesser amount of payments than purchases of another type of fund. Additionally, sale and maintenance of shares on a retail basis may result in a greater or lesser amount of payments than for the sale and maintenance of shares made through a plan, wrap or other fee-based program. Payments to affiliates may include payments as compensation to employees of RiverSource Investments who are licensed by the distributor in respect of certain sales and solicitation activity on behalf of the fund. These payments may be and often are significant. Additional information concerning the amount and calculation of these payments is available in the fund's SAI.

Payments to affiliated broker-dealers are within the range of the payments the distributor pays to similarly-situated third party financial institutions and the payments such affiliated broker-dealers receive from third party fund sponsors related to the sale of their sponsored funds. However, because of the large amount of RiverSource fund assets (in aggregate) currently held in customer accounts of the affiliated broker-dealers, the distributor and its affiliates, in the aggregate, pay significantly more in absolute dollars than other third-party fund sponsors pay to the affiliated broker-dealers for the sale and servicing of their sponsored funds. This level of payment creates potential conflicts of interest which the affiliated broker-dealers seek to mitigate by disclosure and implementation of internal controls, as well as the rules and regulations of applicable regulators.

From time to time, to the extent permitted by SEC and NASD rules and by other applicable laws and regulations, the distributor and its affiliates may make other reimbursements or payments to financial institutions or their registered representatives, including non-cash compensation, in the form of gifts of nominal value, occasional meals, tickets, or other entertainment, support for due diligence trips, training and educational meetings or conference sponsorships, support for recognition programs, and other forms of non-cash compensation permissible under regulations to which these financial institutions and their representatives are subject. To the extent these are made as payments instead of reimbursement, they may provide profit to the financial institution to the extent the cost of such services was less than the actual expense of the service.

--------------------------------------------------------------------------------

S.25

The financial institution through which you are purchasing or own shares of the fund has been authorized directly or indirectly by the distributor to sell the fund and/or to provide services to you as a shareholder of the fund. Investors and current shareholders may wish to take such payment arrangements into account when considering and evaluating any recommendations they receive relating to fund shares. If you have questions regarding the specific details regarding the payments your financial institution may receive from the distributor or its affiliates related to your purchase or ownership of the fund, please contact your financial institution. The SAI contains additional detail regarding payments made by the distributor to financial institutions.

The payments described in this section are in addition to fees paid by the fund to the distributor under 12b-1 plans, which fees may be used to compensate financial institutions for the distribution of fund shares and the servicing of fund shareholders, or paid by the fund to the transfer agent under the transfer agent agreement or plan administration agreement, which fees may be used to support networking or servicing fees to compensate financial institutions for supporting shareholder account maintenance, sub-accounting, plan recordkeeping or other services provided directly by the financial institution to shareholders or plans and plan participants, including retirement plans, 529 plans, Health Savings Account plans, or other plans, where participants beneficially own shares of the fund.

Financial institutions may separately charge you additional fees. See "Buying and Selling Shares."

ADDITIONAL MANAGEMENT INFORMATION

MANAGER OF MANAGERS EXEMPTION. The RiverSource funds have received an order from the Securities and Exchange Commission that permits RiverSource Investments, subject to the approval of the Board, to appoint a subadviser or change the terms of a subadvisory agreement for a fund without first obtaining shareholder approval. The order permits the fund to add or change unaffiliated subadvisers or change the fees paid to subadvisers from time to time without the expense and delays associated with obtaining shareholder approval of the change.

Before certain fixed income funds may rely on the order, holders of a majority of the fund's outstanding voting securities will need to approve operating the fund in this manner. There is no assurance shareholder approval will be received, and no changes will be made without shareholder approval until that time. For more information, see the SAI.

--------------------------------------------------------------------------------

                                                                            S.26

RiverSource Investments or its affiliates may have other relationships, including significant financial relationships, with current or potential subadvisers or their affiliates, which may create a conflict of interest. In making recommendations to the Board to appoint or to change a subadviser, or to change the terms of a subadvisory agreement, RiverSource Investments does not consider any other relationship it or its affiliates may have with a subadviser, and RiverSource Investments discloses the nature of any material relationships it has with a subadviser to the Board.

AFFILIATED PRODUCTS. RiverSource Investments also serves as investment manager to RiverSource funds that provide asset-allocation services to shareholders by investing in shares of other RiverSource funds (Funds of Funds) and to discretionary managed accounts (collectively referred to as "affiliated products"). A fund may experience relatively large purchases or redemptions from the affiliated products. Although RiverSource Investments seeks to minimize the impact of these transactions by structuring them over a reasonable period of time or through other measures, a fund may experience increased expenses as it buys and sells securities to manage transactions for the affiliated products. In addition, because the affiliated products may own a substantial portion of a fund, a redemption by one or more affiliated product could cause a fund's expense ratio to increase as the fund's fixed costs would be spread over a smaller asset base. RiverSource Investments monitors expense levels and is committed to offering funds that are competitively priced. RiverSource Investments will report to the Board on the steps it has taken to manage any potential conflicts.

CASH RESERVES. A fund may invest its daily cash balance in RiverSource Short-Term Cash Fund (Short-Term Cash Fund), a money market fund established for the exclusive use of the RiverSource funds and other institutional clients of RiverSource Investments. While Short-Term Cash Fund does not pay an advisory fee to RiverSource Investments, it does incur other expenses, and is expected to operate at a very low expense ratio. A fund will invest in Short-Term Cash Fund only to the extent it is consistent with the fund's investment objectives and policies. Short-Term Cash Fund is not insured or guaranteed by the FDIC or any other government agency.

FUND HOLDINGS DISCLOSURE. The Board has adopted policies and procedures that govern the timing and circumstances of disclosure to shareholders and third parties of information regarding the securities owned by a fund. A description of these policies and procedures is included in the SAI.

--------------------------------------------------------------------------------

S.27

LEGAL PROCEEDINGS. Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the fund. Information regarding certain pending and settled legal proceedings may be found in the Fund's shareholder reports and in the SAI. Additionally, Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

--------------------------------------------------------------------------------

                                                                            S.28

RiverSource Funds can be purchased from authorized financial institutions. The fund can be found under the "RiverSource" banner in most mutual fund quotations.


Additional information about the fund and its investments is available in the fund's SAI, and annual and semiannual reports to shareholders. In the fund's annual report, you will find a discussion of market conditions and investment strategies that significantly affected the fund's performance during its most recent fiscal year. The SAI is incorporated by reference in this prospectus. For a free copy of the SAI, the annual report, or the semiannual report, or to request other information about the fund, contact RiverSource Funds or your financial institution. To make a shareholder inquiry, contact the financial institution through whom you purchased the fund.

RiverSource Funds
734 Ameriprise Financial Center
Minneapolis, MN 55474
(888) 791-3380

RiverSource Funds information available at RiverSource Investments website address: riversource.com/funds

You may review and copy information about the fund, including the SAI, at the Securities and Exchange Commission's (Commission) Public Reference Room in Washington, D.C. (for information about the public reference room call 1-202-551-8090). Reports and other information about the fund are available on the EDGAR Database on the Commission's Internet site at www.sec.gov. Copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing to the Public Reference Section of the Commission, 100 F Street, N.E., Washington, D.C. 20549-0102.

Investment Company Act File #811-5696

TICKER SYMBOL
Class A: IGBFX     Class B: IGLOX     Class C: AGBCX
Class I: AGBIX     Class R4: --       Class W: RGBWX


(RIVERSOURCE INVESTMENTS LOGO)                              S-6309-99 AD (12/07)

Prospectus

                                                  (RIVERSOURCE INVESTMENTS LOGO)

RIVERSOURCE(R)
GLOBAL EQUITY FUND


PROSPECTUS DEC. 28, 2007

RIVERSOURCE GLOBAL EQUITY FUND SEEKS TO PROVIDE SHAREHOLDERS WITH LONG-TERM CAPITAL GROWTH.

Classes A, B, C, R2, R3, R4, R5 and W

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus.
Any representation to the contrary is a criminal offense.

You may qualify for sales charge discounts on purchases of Class A shares. Please notify your financial institution if you have other accounts holding shares of RiverSource funds to determine whether you qualify for a sales charge discount. See "Buying and Selling Shares" for more information.

 NOT FDIC INSURED - MAY LOSE VALUE - NO BANK GUARANTEE

TABLE OF CONTENTS


THE FUND....................................................      3P
Objective...................................................      3p
Principal Investment Strategies.............................      3p
Principal Risks.............................................      4p
Past Performance............................................      6p
Fees and Expenses...........................................      9p
Other Investment Strategies and Risks.......................     11p
Fund Management and Compensation............................     12p
FINANCIAL HIGHLIGHTS........................................     14P
BUYING AND SELLING SHARES...................................     S.1
Description of Share Classes................................     S.1
   Investment Options -- Classes of Shares .................     S.1
   Sales Charges............................................     S.5
   Opening an Account.......................................    S.10
Exchanging or Selling Shares................................    S.13
   Exchanges................................................    S.15
   Selling Shares...........................................    S.17
VALUING FUND SHARES.........................................    S.17
DISTRIBUTIONS AND TAXES.....................................    S.18
Dividends and Capital Gain Distributions....................    S.18
Reinvestments...............................................    S.18
Taxes.......................................................    S.19
GENERAL INFORMATION.........................................    S.20


--------------------------------------------------------------------------------

2P RIVERSOURCE GLOBAL EQUITY FUND -- 2007 PROSPECTUS

THE FUND

OBJECTIVE


RiverSource Global Equity Fund (the Fund) seeks to provide shareholders with long-term capital growth. Because any investment involves risk, there is no assurance this objective can be achieved. Only shareholders can change the Fund's objective.


PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, at least 80% of the Fund's net assets will be invested in equity securities, including companies located in developed and emerging countries. The Fund will provide shareholders with at least 60 days' notice of any change in the 80% policy.

RiverSource Investments, LLC (RiverSource Investments) serves as the investment manager to the Fund and is responsible for oversight of the subadviser, Threadneedle International Limited (Threadneedle), an indirect wholly-owned subsidiary of Ameriprise Financial, Inc.

Threadneedle chooses investments by:

- Deploying an integrated approach to equity research that incorporates regional analyses, a global sector strategy, and stock specific perspectives.

- Conducting detailed research on companies in a consistent strategic and macroeconomic framework.

- Looking for catalysts of change and identifying the factors driving markets, which will vary over economic and market cycles.

- Implementing rigorous risk control processes that seek to ensure that the risk and return characteristics of the Fund's portfolio are consistent with established portfolio management parameters.

Using the global sector strategy, Threadneedle constructs the portfolio by investing in most of the stocks on two core lists of holdings, the Largest Companies List and the Preferred List. In addition, the portfolio will hold other securities selected by the portfolio management team. These discretionary holdings will typically make up a much smaller portion of the Fund.

- The Largest Companies List includes the largest stocks in the Fund's benchmark, the Morgan Stanley Capital International (MSCI) All Country World Index. Threadneedle's research on regions, sectors, and specific companies is used to determine recommended weightings for each stock.

- The Preferred List includes the stocks not included in the Largest Companies List that represent the best ideas generated by Threadneedle's research area. Stocks on the Preferred List are selected by:
  - Evaluating the opportunities and risks within regions and sectors;

  - Assessing valuations; and

--------------------------------------------------------------------------------
                            RIVERSOURCE GLOBAL EQUITY FUND -- 2007 PROSPECTUS 3P

  - Evaluating one or more of the following: balance sheets and cash flows, the demand for a company's products or services, its competitive position, or its management.

 The Fund will normally be overweight in the stocks on the Preferred List compared to the benchmark.

- Discretionary holdings are selected by the individual portfolio management team based on the same criteria used to generate the Preferred List. These stocks are assigned ratings based on their perceived ability to outperform within their sector. The team typically selects the highest rated stocks outside the core category.

A number of factors may prompt Threadneedle to sell securities. A sale may result from a change in the composition of the Fund's benchmark or a change in sector strategy. A sale may also be prompted by factors specific to a stock, such as valuation or company fundamentals.

The Fund will normally have exposure to foreign currencies. Threadneedle closely monitors the Fund's exposure to foreign currency. From time to time the team may use forward currency transactions or other derivative instruments to hedge against currency fluctuations.

PRINCIPAL RISKS

This Fund is designed for long-term investors with above-average risk tolerance. Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:

ACTIVE MANAGEMENT RISK. The Fund is actively managed and its performance therefore will reflect in part the ability of the portfolio managers to select securities and to make investment decisions that are suited to achieving the Fund's investment objective. Due to its active management, the Fund could underperform other mutual funds with similar investment objectives.


DERIVATIVES RISK. Derivatives are financial instruments that have a value which depends upon, or is derived from, the value of something else, such as one or more underlying securities, pools of securities, options, futures, indexes or currencies. Gains or losses involving derivative instruments may be substantial, because a relatively small price movement in the underlying security(ies), instrument, currency or index may result in a substantial gain or loss for the Fund. Derivative instruments in which the Fund invests will typically increase the Fund's exposure to Principal Risks to which it is otherwise exposed, and may expose the Fund to additional risks, including counterparty credit risk, hedging risk, correlation risk, liquidity risk, and leverage risk. Counterparty credit risk is the risk that a counterparty to the derivative instrument becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, and the Fund may obtain no recovery of its investment or may only obtain a limited recovery, and any recovery may be delayed. Hedging risk is the risk that derivative instruments used to hedge


--------------------------------------------------------------------------------
4P RIVERSOURCE GLOBAL EQUITY FUND -- 2007 PROSPECTUS against an opposite position may offset losses, but they may also offset gains. Correlation risk is related to hedging risk and is the risk that there may be an incomplete correlation between the hedge and the opposite position, which may result in increased or unanticipated losses. Liquidity risk is the risk that the derivative instrument may be difficult or impossible to sell or terminate, which may cause the Fund to be in a position to do something the investment manager would not otherwise choose, including accepting a lower price for the derivative instrument, selling other investments or foregoing another, more appealing investment opportunity. Leverage risk is the risk that losses from the derivative instrument may be greater than the amount invested in the derivative instrument. Certain derivatives have the potential for unlimited losses, regardless of the size of the initial investment. See the SAI for more information on derivative instruments and related risks.


FOREIGN/EMERGING MARKETS RISK. The following are all components of foreign/emerging markets risk:

Country risk includes the political, economic, and other conditions of the country. These conditions include lack of publicly available information, less government oversight (including lack of accounting, auditing, and financial reporting standards), the possibility of government-imposed restrictions, and even the nationalization of assets. The liquidity of foreign investments may be more limited than for most U.S. investments, which means that, at times it may be difficult to sell foreign securities at desirable prices.

Currency risk results from the constantly changing exchange rate between local currency and the U.S. dollar. Whenever the Fund holds securities valued in a foreign currency or holds the currency, changes in the exchange rate add to or subtract from the value of the investment.

Custody risk refers to the process of clearing and settling trades. It also covers holding securities with local agents and depositories. Low trading volumes and volatile prices in less developed markets make trades harder to complete and settle. Local agents are held only to the standard of care of the local market. Governments or trade groups may compel local agents to hold securities in designated depositories that are not subject to independent evaluation. The less developed a country's securities market is, the greater the likelihood of problems occurring.

Emerging markets risk includes the dramatic pace of change (economic, social and political) in these countries as well as the other considerations listed above. These markets are in early stages of development and are extremely volatile. They can be marked by extreme inflation, devaluation of currencies, dependence on trade partners, and hostile relations with neighboring countries.

GEOGRAPHIC CONCENTRATION RISK. The Fund may be particularly susceptible to economic, political or regulatory events affecting companies and countries within the specific geographic region in which the Fund focuses its investments. Currency

--------------------------------------------------------------------------------
                            RIVERSOURCE GLOBAL EQUITY FUND -- 2007 PROSPECTUS 5P
devaluations could occur in countries that have not yet experienced currency devaluation to date, or could continue to occur in countries that have already experienced such devaluations. As a result, the Fund may be more volatile than a more geographically diversified fund.

ISSUER RISK. An issuer may perform poorly, and therefore, the value of its stocks and bonds may decline. Poor performance may be caused by poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures or other factors.

MARKET RISK. The market value of securities may fall or fail to rise. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. The market value of securities may fluctuate, sometimes rapidly and unpredictably. This risk is generally greater for small and mid-sized companies, which tend to be more vulnerable to adverse developments. In addition, focus on a particular style, for example, investment in growth or value securities, may cause the Fund to underperform other mutual funds if that style falls out of favor with the market.

PAST PERFORMANCE

The following bar chart and table provide some illustration of the risks of investing in the Fund by showing, respectively:

- how the Fund's performance has varied for each full calendar year shown on the bar chart; and

- how the Fund's average annual total returns compare to recognized indexes shown on the table.

Both the bar chart and the table assume that all distributions have been reinvested. The performance of different classes varies because of differences in sales charges and other fees and expenses. How the Fund has performed in the past (before and after taxes) does not indicate how the Fund will perform in the future. Performance reflects any fee waivers/expense caps in effect for the periods reported. In the absence of such fee waivers/expense caps, performance would have been lower. See "Fees and Expenses" for any current fee waivers/expense caps.

Bar Chart. Class A share information is shown in the bar chart; the sales charge for Class A shares is not reflected in the bar chart.

Table. The table shows total returns from hypothetical investments in Class A, Class B, Class C and Class R4 shares of the Fund. These returns are compared to the indexes shown for the same periods. For purposes of the performance calculation in the table we assumed:

- the maximum sales charge for Class A shares;

- sales at the end of the period and deduction of the applicable contingent deferred sales charge (CDSC) for Class B and Class C shares;

--------------------------------------------------------------------------------

6P RIVERSOURCE GLOBAL EQUITY FUND -- 2007 PROSPECTUS

- no sales charge for Class R4 shares; and


- with the exception of Class A shares, no adjustments for taxes paid by an investor on the reinvested income and capital gains.


AFTER-TAX RETURNS

After-tax returns are shown only for Class A shares. After-tax returns for the other classes will vary. After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns will depend on your tax situation and most likely will differ from the returns shown in the table. If you hold your shares in a tax-deferred account, such as a 401(k) plan or an IRA, the after-tax returns do not apply to you since you will not incur taxes until you begin to withdraw from your account.

The return after taxes on distributions for a period may be the same as the return before taxes for the same period if there were no distributions or if the distributions were small. The return after taxes on distributions and sale of Fund shares for a period may be greater than the return before taxes for the same period if there was a tax loss realized on sale of Fund shares. The benefit of the tax loss (since it can be used to offset other gains) may result in a higher return.

--------------------------------------------------------------------------------
                           CLASS A SHARE PERFORMANCE
                           (BASED ON CALENDAR YEARS)

                                  (BAR CHART)

              +7.18%     +26.16%    +37.02%    -23.37%    -22.29%    -23.38%    +25.16%    +16.08%    +18.41%    +19.15%
               1997       1998       1999       2000       2001       2002       2003       2004       2005       2006


During the periods shown in the bar chart, the highest return for a calendar quarter was +32.17% (quarter ended Dec. 31, 1999) and the lowest return for a calendar quarter was -18.41% (quarter ended Sept. 30, 2001).


The 5.75% sales charge applicable to Class A shares of the Fund is not reflected in the bar chart; if reflected, returns would be lower than those shown. The performance of other classes may vary from that shown because of differences in expenses.


The Fund's Class A year-to-date return at Sept. 30, 2007 was +15.52%.


The Fund formerly was a "feeder" fund in a master/feeder arrangement where the Fund invested all of its assets in a corresponding "master" fund with an identical investment objective and investment strategies. As of Nov. 8, 2005, the Fund became a stand-alone fund that invests directly in a portfolio of securities. The information shown in the table and in the financial highlights for the Fund includes the activity of the Fund when it was a feeder in a master/feeder arrangement.

--------------------------------------------------------------------------------

                            RIVERSOURCE GLOBAL EQUITY FUND -- 2007 PROSPECTUS 7P

AVERAGE ANNUAL TOTAL RETURNS (FOR PERIODS ENDED DEC. 31, 2006)



                                                                         SINCE
                                                                       INCEPTION
                                        1 YEAR    5 YEARS   10 YEARS   (CLASS C)
 RiverSource Global Equity Fund:
   Class A
      Return before taxes               +12.29%    +8.16%    +5.03%        N/A
      Return after taxes on
      distributions                     +11.98%    +8.03%    +4.07%        N/A
      Return after taxes on
      distributions
      and sale of fund shares            +7.99%    +7.00%    +3.94%        N/A
   Class B
      Return before taxes               +13.20%    +8.33%    +4.84%        N/A
   Class C
      Return before taxes               +17.26%    +8.59%       N/A     -0.88%(a)
   Class R4*
      Return before taxes               +19.30%    +9.66%    +5.81%        N/A
 MSCI All Country World Index
 (reflects no deduction for fees,
 expenses or taxes)                     +21.53%   +11.31%    +8.20%     +3.76%(b)
 Lipper Global Funds Index              +19.30%   +10.38%    +8.23%    +3.62%(b)


 *   Effective Dec. 11, 2006, Class Y was renamed Class R4.
(a)  Inception date is June 26, 2000.
(b)  Measurement period started July 1, 2000.


The Morgan Stanley Capital International (MSCI) All Country World Index, an unmanaged index of equity securities, is designed to measure equity market performance in the global developed and emerging markets. The index reflects reinvestment of all distributions and changes in market prices.


The Lipper Global Funds Index includes the 30 largest global funds tracked by Lipper Inc. The index's returns include net reinvested dividends. The Fund's performance is currently measured against this index for purposes of determining the performance incentive adjustment. See "Fund Management and Compensation" for more information.


Classes R2, R3, R5 and W have not been in existence for a full calendar year and therefore performance information for these classes is not shown.


Past performance for Class R2 for the period prior to the beginning of operations for that class may be calculated based on the performance of Class B. Past performance for Class R3 and Class W for the period prior to the beginning of operations for that class may be calculated based on the performance of Class
A. Past performance for Class R5 for the period prior to the beginning of operations for that class may be calculated based on the performance of Class R4. In each case, the blended class performance will be adjusted to reflect differences in sales charges, but not differences in annual Fund operating expenses (for example, 12b-1 fees). The use of blended performance generally results in higher performance for classes with higher operating expenses than those of the class with which they are blended, and lower performance for classes with lower operating expenses than those of the class with which they are blended.

--------------------------------------------------------------------------------
8P RIVERSOURCE GLOBAL EQUITY FUND -- 2007 PROSPECTUS

FEES AND EXPENSES


Fund investors pay various expenses. The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Expenses are based on the Fund's most recent fiscal year, adjusted to reflect current fees.


SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)


                                                                                  CLASS R2
                                                                                  CLASS R3
                                                                                   CLASS
                                                                                   R4(b)
                                                                                  CLASS R5
                                                 CLASS A    CLASS B    CLASS C    CLASS W
 Maximum sales charge (load) imposed on
 purchases
 (as a percentage of offering price)              5.75%(a)    None       None        None
 Maximum deferred sales charge (load) imposed
 on sales
 (as a percentage of offering price at time
 of purchase)                                      None         5%         1%        None

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)



AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS:
                                                   CLASS A    CLASS B    CLASS C    CLASS W
 Management fees(c)                                 0.78%      0.78%      0.78%      0.78%
 Distribution (12b-1) fees                          0.25%      1.00%      1.00%      0.25%
 Other expenses(d)                                  0.36%      0.37%      0.37%      0.36%
 Total annual fund operating expenses               1.39%      2.15%      2.15%      1.39%




                                                                       CLASS
                                              CLASS R2    CLASS R3     R4(b)        CLASS R5
 Management fees(c)                            0.78%       0.78%        0.78%        0.78%
 Distribution (12b-1) fees                     0.50%       0.25%        0.00%        0.00%
 Other expenses(d)                             0.46%       0.46%        0.46%        0.21%
 Total annual fund operating expenses          1.74%       1.49%        1.24%(e)     0.99%


(a) This charge may be reduced depending on the value of your total investments in RiverSource Funds. See "Sales Charges."

(b) Effective Dec. 11, 2006, the following changes were implemented: renaming Class Y as Class R4, terminating the shareholder servicing agreement, revising the fee structure under the transfer agent agreement from account-based to asset-based, and adopting a plan administration services agreement.


(c) Includes the impact of a performance incentive adjustment fee that increased the management fee by 0.004% for the most recent fiscal year. The index against which the Fund's performance is measured for purposes of determining the performance incentive adjustment is the Lipper Global Funds Index. See "Fund Management and Compensation" for more information.


(d) Other expenses include an administrative services fee, a transfer agency fee, a custody fee, other nonadvisory expenses and, for Class R2, Class R3 and Class R4, a plan administration services fee. Other expenses may also include fees and expenses of affiliated and unaffiliated funds (acquired funds) which the Fund indirectly bears when it invests in the acquired funds. The impact of these acquired funds fees and expenses for the most recent fiscal period was less than 0.01%. Because acquired funds will have varied expense and fee levels and the Fund may own different proportions of acquired funds at different times, the amount of fees and expenses incurred by the Fund with respect to such investments will vary.


(e) The investment manager and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses until Oct. 31, 2008, unless sooner terminated at the discretion of the Fund's Board. Any amounts waived will not be reimbursed by the Fund. Under this agreement, net fund expenses (excluding fees and expenses of acquired funds), before giving effect to any performance incentive adjustment, will not exceed 1.27% for Class R4.


--------------------------------------------------------------------------------

                            RIVERSOURCE GLOBAL EQUITY FUND -- 2007 PROSPECTUS 9P

EXAMPLES

These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

These examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. These examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


                                             1 YEAR      3 YEARS      5 YEARS      10 YEARS
 Class A(a)                                   $708       $  990       $1,293        $2,152
 Class B                                      $718(b)    $1,073(b)    $1,355(b)     $2,294(c)
 Class C                                      $318(b)    $  673       $1,155        $2,487
 Class R2                                     $177       $  548       $  945        $2,057
 Class R3                                     $152       $  471       $  814        $1,785
 Class R4                                     $126       $  394       $  682        $1,505
 Class R5                                     $101       $  316       $  548        $1,218
 Class W                                      $142       $  440       $  761        $1,674


(a)  Includes a 5.75% sales charge.
(b)  Includes the applicable CDSC.
(c) Based on conversion of Class B shares to Class A shares in the ninth year of ownership.

You would pay the following expenses if you did not redeem your shares:


                                             1 YEAR      3 YEARS      5 YEARS      10 YEARS
 Class A(a)                                   $708        $990        $1,293        $2,152
 Class B                                      $218        $673        $1,155        $2,294(b)
 Class C                                      $218        $673        $1,155        $2,487
 Class R2                                     $177        $548        $  945        $2,057
 Class R3                                     $152        $471        $  814        $1,785
 Class R4                                     $126        $394        $  682        $1,505
 Class R5                                     $101        $316        $  548        $1,218
 Class W                                      $142        $440        $  761        $1,674


(a)  Includes a 5.75% sales charge.
(b) Based on conversion of Class B shares to Class A shares in the ninth year of ownership.

--------------------------------------------------------------------------------

10P RIVERSOURCE GLOBAL EQUITY FUND -- 2007 PROSPECTUS

OTHER INVESTMENT STRATEGIES AND RISKS


Other Investment Strategies. In addition to the principal investment strategies previously described, the Fund may utilize investment strategies that are not principal investment strategies, including investment in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds (ETFs), also referred to as "acquired funds") ownership of which results in the Fund bearing its proportionate share of the acquired funds' fees and expenses. Although ETFs are designed to replicate the price and yield of a specified market index, there is no guarantee that an ETF will track its specified market index, which may result in a loss. For more information on strategies and holdings, and the risks of such strategies, including derivative instruments that the Fund may use, see the Fund's Statement of Additional Information (SAI) and its annual and semiannual reports.



Unusual Market Conditions. During unusual market conditions, the Fund may temporarily invest more of its assets in money market securities than during normal market conditions. Although investing in these securities would serve primarily to attempt to avoid losses, this type of investing also could prevent the Fund from achieving its investment objective. During these times, the portfolio managers may make frequent securities trades that could result in increased fees, expenses and taxes, and decreased performance. Instead of investing in money market securities directly, the Fund may invest in shares of an affiliated money market fund. See "Cash Reserves" for more information.



Securities Transaction Commissions. Securities transactions involve the payment by the Fund of brokerage commissions to broker-dealers, on occasion as compensation for research or brokerage services (commonly referred to as "soft dollars"), as the portfolio managers buy and sell securities for the Fund in pursuit of its objective. A description of the policies governing the Fund's securities transactions and the dollar value of brokerage commissions paid by the Fund are set forth in the SAI. The brokerage commissions set forth in the SAI do not include implied commissions or mark-ups (implied commissions) paid by the Fund for principal transactions (transactions made directly with a dealer or other counterparty), including most fixed income securities (and certain other instruments, including derivatives). Brokerage commissions do not reflect other elements of transaction costs, including the extent to which the Fund's purchase and sale transactions may cause the market to move and change the market price for an investment.


Although brokerage commissions and implied commissions are not reflected in the expense table under "Fees and Expenses," they are reflected in the total return of the Fund.


Portfolio Turnover. Trading of securities may produce capital gains, which are taxable to shareholders when distributed. Active trading may also increase the amount of brokerage commissions paid or mark-ups to broker-dealers that the


--------------------------------------------------------------------------------
                           RIVERSOURCE GLOBAL EQUITY FUND -- 2007 PROSPECTUS 11P

Fund pays when it buys and sells securities. Capital gains and increased brokerage commissions or mark-ups paid to broker-dealers may adversely affect a fund's performance. The Fund's historical portfolio turnover rate, which measures how frequently the Fund buys and sells investments, is shown in the "Financial Highlights."


Directed Brokerage. The Fund's Board of Directors (Board) has adopted a policy prohibiting the investment manager, or any subadviser, from considering sales of shares of the Fund as a factor in the selection of broker-dealers through which to execute securities transactions.

Additional information regarding securities transactions can be found in the SAI.

FUND MANAGEMENT AND COMPENSATION

INVESTMENT MANAGER

RiverSource Investments, LLC (the investment manager or RiverSource Investments), 200 Ameriprise Financial Center, Minneapolis, Minnesota 55474, is the investment manager to the RiverSource funds, and is a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Ameriprise Financial is a financial planning and financial services company that has been offering solutions for clients' asset accumulation, income management and protection needs for more than 110 years. In addition to managing investments for all of the RiverSource funds, RiverSource Investments manages investments for itself and its affiliates. For institutional clients, RiverSource Investments and its affiliates provide investment management and related services, such as separate account asset management, and institutional trust and custody, as well as other investment products. For all of its clients, RiverSource Investments seeks to allocate investment opportunities in an equitable manner over time. See the SAI for more information.


The Fund pays RiverSource Investments a fee for managing its assets. Under the Investment Management Services Agreement (Agreement), the fee for the most recent fiscal year was 0.78% of the Fund's average daily net assets, including an adjustment under the terms of a performance incentive arrangement. The adjustment is computed by comparing the Fund's performance to the performance of an index of comparable funds published by Lipper Inc. The index against which the Fund's performance is currently measured for purposes of the performance incentive adjustment is the Lipper Global Funds Index. In certain circumstances, the Fund's Board may approve a change in the index. The maximum adjustment (increase or decrease) is 0.12% of the Fund's average net assets on an annual basis. Under the Agreement, the Fund also pays taxes, brokerage commissions, and nonadvisory expenses. A discussion regarding the basis for the Board


--------------------------------------------------------------------------------

12P RIVERSOURCE GLOBAL EQUITY FUND -- 2007 PROSPECTUS approving the Agreement is available in the Fund's most recent annual or semiannual shareholder report.

RiverSource Investments contracts with and compensates Threadneedle International Limited (Subadviser or Threadneedle) to manage the investment of the Fund's assets. RiverSource Investments monitors the compliance of Threadneedle with the investment objectives and related policies of the Fund, reviews the performance of Threadneedle, and reports periodically to the Board.

Threadneedle manages the Fund's assets based upon its experience managing funds with investment goals and strategies substantially similar to those of the Fund.

THREADNEEDLE

Threadneedle, located at 60 St. Mary Axe, London EC3A 8JQ, England, is an affiliate of RiverSource Investments, and an indirect wholly-owned subsidiary of Ameriprise Financial, Inc. The portfolio managers who lead the team responsible for the day-to-day management of the Fund are:

Dominic Rossi, Portfolio Manager


- Head of equities.


- Managed the Fund since 2003.


- Joined Threadneedle in 1997 as head of Latin American equities.


- Began investment career in 1986.

- MBA, City University, London.

Stephen Thornber, Deputy Portfolio Manager

- Head of global oil sector.

- Managed the Fund since 2003.

- Joined Threadneedle in 1993 as a fund manager.

- Began investment career in 1987.

- BA, Plymouth Polytechnic.

The SAI provides additional information about portfolio manager compensation, management of other accounts and ownership of shares in the Fund.

--------------------------------------------------------------------------------

                           RIVERSOURCE GLOBAL EQUITY FUND -- 2007 PROSPECTUS 13P

FINANCIAL HIGHLIGHTS


THE FINANCIAL HIGHLIGHTS TABLES ARE INTENDED TO HELP YOU UNDERSTAND THE FUND'S FINANCIAL PERFORMANCE. CERTAIN INFORMATION REFLECTS FINANCIAL RESULTS FOR A SINGLE FUND SHARE. THE TOTAL RETURNS IN THE TABLES REPRESENT THE RATE THAT AN INVESTOR WOULD HAVE EARNED OR LOST ON AN INVESTMENT IN THE FUND (ASSUMING REINVESTMENT OF ALL DIVIDENDS AND DISTRIBUTIONS). THE INFORMATION FOR THE FISCAL YEAR ENDED OCT. 31, 2007 HAS BEEN DERIVED FROM THE FINANCIAL STATEMENTS AUDITED BY ERNST & YOUNG LLP, WHOSE REPORT, ALONG WITH THE FUND'S FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS, IS INCLUDED IN THE ANNUAL REPORT WHICH, IF NOT INCLUDED WITH THIS PROSPECTUS, IS AVAILABLE UPON REQUEST. THE INFORMATION FOR THE PERIODS ENDED ON OR BEFORE OCT. 31, 2006 HAS BEEN AUDITED BY KPMG LLP.



CLASS A



PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED OCT. 31,            2007              2006           2005           2004           2003
Net asset value, beginning of period      $7.52          $6.23          $5.16          $4.62          $3.92
-----------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                .02(b)         .01            .02             --            .01
Net gains (losses) (both realized and
 unrealized)                               2.13           1.30           1.08            .54            .69
-----------------------------------------------------------------------------------------------------------
Total from investment operations           2.15           1.31           1.10            .54            .70
-----------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income       (.06)          (.02)          (.03)            --             --
-----------------------------------------------------------------------------------------------------------
Net asset value, end of period            $9.61          $7.52          $6.23          $5.16          $4.62
-----------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
Net assets, end of period (in
 millions)                                 $737           $608           $446           $364           $366
-----------------------------------------------------------------------------------------------------------
Total expenses(c),(d)                     1.39%          1.51%          1.57%          1.41%          1.50%
-----------------------------------------------------------------------------------------------------------
Net investment income (loss)               .28%           .23%           .33%           .07%           .26%
-----------------------------------------------------------------------------------------------------------
Portfolio turnover rate                    100%           112%            93%           104%           132%
-----------------------------------------------------------------------------------------------------------
Total return(e)                          28.82%         21.01%         21.48%         11.72%         17.86%
-----------------------------------------------------------------------------------------------------------



(a)  For a share outstanding throughout the period. Rounded to the nearest cent.


(b) Per share amount has been calculated using the average shares outstanding method.


(c) Expense ratio is before reduction of earnings and bank fee credits on cash balances. Includes the impact of a performance incentive adjustment fee, if any.


(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.


(e)  Total return does not reflect payment of a sales charge.


--------------------------------------------------------------------------------

14P RIVERSOURCE GLOBAL EQUITY FUND -- 2007 PROSPECTUS

CLASS B



PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED OCT. 31,            2007              2006           2005           2004           2003
Net asset value, beginning of period      $7.06          $5.88          $4.87          $4.40          $3.76
-----------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)               (.04)(b)       (.01)          (.02)          (.03)          (.03)
Net gains (losses) (both realized and
 unrealized)                               2.00           1.19           1.03            .50            .67
-----------------------------------------------------------------------------------------------------------
Total from investment operations           1.96           1.18           1.01            .47            .64
-----------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income        .00             --             --             --             --
-----------------------------------------------------------------------------------------------------------
Net asset value, end of period            $9.02          $7.06          $5.88          $4.87          $4.40
-----------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
Net assets, end of period (in
 millions)                                 $104           $110           $102           $104           $142
-----------------------------------------------------------------------------------------------------------
Total expenses(c),(d)                     2.15%          2.28%          2.34%          2.18%          2.27%
-----------------------------------------------------------------------------------------------------------
Net investment income (loss)              (.45%)         (.54%)         (.41%)         (.66%)         (.52%)
-----------------------------------------------------------------------------------------------------------
Portfolio turnover rate                    100%           112%            93%           104%           132%
-----------------------------------------------------------------------------------------------------------
Total return(e)                          27.81%         20.07%         20.74%         10.68%         17.02%
-----------------------------------------------------------------------------------------------------------



(a)  For a share outstanding throughout the period. Rounded to the nearest cent.


(b) Per share amount has been calculated using the average shares outstanding method.


(c) Expense ratio is before reduction of earnings and bank fee credits on cash balances. Includes the impact of a performance incentive adjustment fee, if any.


(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.


(e)  Total return does not reflect payment of a sales charge.


--------------------------------------------------------------------------------

                           RIVERSOURCE GLOBAL EQUITY FUND -- 2007 PROSPECTUS 15P

CLASS C



PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED OCT. 31,            2007              2006           2005           2004           2003
Net asset value, beginning of period      $7.02          $5.85          $4.85          $4.38          $3.75
-----------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)               (.04)(b)       (.01)          (.02)          (.02)          (.03)
Net gains (losses) (both realized and
 unrealized)                               1.98           1.18           1.03            .49            .66
-----------------------------------------------------------------------------------------------------------
Total from investment operations           1.94           1.17           1.01            .47            .63
-----------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income       (.03)            --           (.01)            --             --
-----------------------------------------------------------------------------------------------------------
Net asset value, end of period            $8.93          $7.02          $5.85          $4.85          $4.38
-----------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
Net assets, end of period (in
 millions)                                   $8             $6             $2             $1             $1
-----------------------------------------------------------------------------------------------------------
Total expenses(c),(d)                     2.15%          2.27%          2.33%          2.19%          2.29%
-----------------------------------------------------------------------------------------------------------
Net investment income (loss)              (.48%)         (.50%)         (.53%)         (.69%)         (.52%)
-----------------------------------------------------------------------------------------------------------
Portfolio turnover rate                    100%           112%            93%           104%           132%
-----------------------------------------------------------------------------------------------------------
Total return(e)                          27.76%         20.03%         20.89%         10.73%         16.80%
-----------------------------------------------------------------------------------------------------------



(a)  For a share outstanding throughout the period. Rounded to the nearest cent.


(b) Per share amount has been calculated using the average shares outstanding method.


(c) Expense ratio is before reduction of earnings and bank fee credits on cash balances. Includes the impact of a performance incentive adjustment fee, if any.


(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.


(e)  Total return does not reflect payment of a sales charge.


--------------------------------------------------------------------------------

16P RIVERSOURCE GLOBAL EQUITY FUND -- 2007 PROSPECTUS

CLASS R2




PER SHARE INCOME AND CAPITAL CHANGES(a)
Fiscal period ended Oct. 31,           2007(b)
Net asset value, beginning of period      $7.89
-----------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)(c)            (.01)
Net gains (losses) (both realized and
 unrealized)                               1.84
-----------------------------------------------------------------------------------------------------------
Total from investment operations           1.83
-----------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income       (.10)
-----------------------------------------------------------------------------------------------------------
Net asset value, end of period            $9.62
-----------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
Net assets, end of period (in
 millions)                                  $--
-----------------------------------------------------------------------------------------------------------
Total expenses(d),(e)                     1.74%(f)
-----------------------------------------------------------------------------------------------------------
Net investment income (loss)              (.13%)(f)
-----------------------------------------------------------------------------------------------------------
Portfolio turnover rate                    100%
-----------------------------------------------------------------------------------------------------------
Total return(g)                          23.41%(h)
-----------------------------------------------------------------------------------------------------------



(a)  For a share outstanding throughout the period. Rounded to the nearest cent.


(b)  For the period from Dec. 11, 2006 (inception date) to Oct. 31, 2007.


(c) Per share amount has been calculated using the average shares outstanding method.


(d) Expense ratio is before reduction of earnings and bank fee credits on cash balances. Includes the impact of a performance incentive adjustment fee, if any.


(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratio.


(f)  Adjusted to an annual basis.


(g)  Total return does not reflect payment of a sales charge.


(h)  Not annualized.


--------------------------------------------------------------------------------

                           RIVERSOURCE GLOBAL EQUITY FUND -- 2007 PROSPECTUS 17P

CLASS R3



PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED OCT. 31,           2007(B)
Net asset value, beginning of period      $7.89
-----------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)(c)             .01
Net gains (losses) (both realized and
 unrealized)                               1.85
-----------------------------------------------------------------------------------------------------------
Total from investment operations           1.86
-----------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income       (.10)
-----------------------------------------------------------------------------------------------------------
Net asset value, end of period            $9.65
-----------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
Net assets, end of period (in
 millions)                                  $--
-----------------------------------------------------------------------------------------------------------
Total expenses(d),(e)                     1.49%(f)
-----------------------------------------------------------------------------------------------------------
Net investment income (loss)               .12%(f)
-----------------------------------------------------------------------------------------------------------
Portfolio turnover rate                    100%
-----------------------------------------------------------------------------------------------------------
Total return(g)                          23.80%(h)
-----------------------------------------------------------------------------------------------------------



(a)  For a share outstanding throughout the period. Rounded to the nearest cent.


(b)  For the period from Dec. 11, 2006 (inception date) to Oct. 31, 2007.


(c) Per share amount has been calculated using the average shares outstanding method.


(d) Expense ratio is before reduction of earnings and bank fee credits on cash balances. Includes the impact of a performance incentive adjustment fee, if any.


(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratio.


(f)  Adjusted to an annual basis.


(g)  Total return does not reflect payment of a sales charge.


(h)  Not annualized.


--------------------------------------------------------------------------------

18P RIVERSOURCE GLOBAL EQUITY FUND -- 2007 PROSPECTUS

CLASS R4*



PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED OCT. 31,            2007              2006           2005           2004           2003
Net asset value, beginning of period      $7.60          $6.29          $5.20          $4.65          $3.94
-----------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                .04(b)         .02            .04            .01            .02
Net gains (losses) (both realized and
 unrealized)                               2.13           1.31           1.09            .54            .69
-----------------------------------------------------------------------------------------------------------
Total from investment operations           2.17           1.33           1.13            .55            .71
-----------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income       (.07)          (.02)          (.04)            --             --
-----------------------------------------------------------------------------------------------------------
Net asset value, end of period            $9.70          $7.60          $6.29          $5.20          $4.65
-----------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
Net assets, end of period (in
 millions)                                  $10             $9             $6             $4             $5
-----------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(c),(d)              1.23%          1.32%          1.38%          1.23%          1.30%
-----------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(c),(d)              1.23%          1.32%          1.38%          1.23%          1.30%
-----------------------------------------------------------------------------------------------------------
Net investment income (loss)               .45%           .44%           .49%           .25%           .43%
-----------------------------------------------------------------------------------------------------------
Portfolio turnover rate                    100%           112%            93%           104%           132%
-----------------------------------------------------------------------------------------------------------
Total return(e)                          28.85%         21.26%         21.90%         11.88%         18.02%
-----------------------------------------------------------------------------------------------------------



 *   Effective Dec. 11, 2006, Class Y was renamed Class R4.


(a)  For a share outstanding throughout the period. Rounded to the nearest cent.


(b) Per share amount has been calculated using the average shares outstanding method.


(c) Expense ratio is before reduction of earnings and bank fee credits on cash balances. Includes the impact of a performance incentive adjustment fee, if any.


(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.


(e)  Total return does not reflect payment of a sales charge.


--------------------------------------------------------------------------------

                           RIVERSOURCE GLOBAL EQUITY FUND -- 2007 PROSPECTUS 19P

CLASS R5



PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED OCT. 31,           2007(B)
Net asset value, beginning of period      $7.89
-----------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)(c)             .05
Net gains (losses) (both realized and
 unrealized)                               1.85
-----------------------------------------------------------------------------------------------------------
Total from investment operations           1.90
-----------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income       (.10)
-----------------------------------------------------------------------------------------------------------
Net asset value, end of period            $9.69
-----------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
Net assets, end of period (in
 millions)                                  $--
-----------------------------------------------------------------------------------------------------------
Total expenses(d),(e)                      .99%(f)
-----------------------------------------------------------------------------------------------------------
Net investment income (loss)               .62%(f)
-----------------------------------------------------------------------------------------------------------
Portfolio turnover rate                    100%
-----------------------------------------------------------------------------------------------------------
Total return(g)                          24.33%(h)
-----------------------------------------------------------------------------------------------------------



(a)  For a share outstanding throughout the period. Rounded to the nearest cent.


(b)  For the period from Dec. 11, 2006 (inception date) to Oct. 31, 2007.


(c) Per share amount has been calculated using the average shares outstanding method.


(d) Expense ratio is before reduction of earnings and bank fee credits on cash balances. Includes the impact of a performance incentive adjustment fee, if any.


(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratio.


(f)  Adjusted to an annual basis.


(g)  Total return does not reflect payment of a sales charge.


(h)  Not annualized.


--------------------------------------------------------------------------------

20P RIVERSOURCE GLOBAL EQUITY FUND -- 2007 PROSPECTUS

CLASS W



PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED OCT. 31,           2007(B)
Net asset value, beginning of period      $7.83
-----------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)(c)             .02
Net gains (losses) (both realized and
 unrealized)                               1.91
-----------------------------------------------------------------------------------------------------------
Total from investment operations           1.93
-----------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income       (.10)
-----------------------------------------------------------------------------------------------------------
Net asset value, end of period            $9.66
-----------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
Net assets, end of period (in
 millions)                                  $--
-----------------------------------------------------------------------------------------------------------
Total expenses(d),(e)                     1.39%(f)
-----------------------------------------------------------------------------------------------------------
Net investment income (loss)               .20%(f)
-----------------------------------------------------------------------------------------------------------
Portfolio turnover rate                    100%
-----------------------------------------------------------------------------------------------------------
Total return(g)                          24.87%(h)
-----------------------------------------------------------------------------------------------------------



(a)  For a share outstanding throughout the period. Rounded to the nearest cent.


(b)  For the period from Dec. 1, 2006 (inception date) to Oct. 31, 2007.


(c) Per share amount has been calculated using the average shares outstanding method.


(d) Expense ratio is before reduction of earnings and bank fee credits on cash balances. Includes the impact of a performance incentive adjustment fee, if any.


(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratio.


(f)  Adjusted to an annual basis.


(g)  Total return does not reflect payment of a sales charge.


(h)  Not annualized.


--------------------------------------------------------------------------------

                           RIVERSOURCE GLOBAL EQUITY FUND -- 2007 PROSPECTUS 21P

BUYING AND SELLING SHARES

The RiverSource funds are available through broker-dealers, certain 401(k) or other qualified and nonqualified plans, banks, or other financial intermediaries or institutions (financial institutions). THESE FINANCIAL INSTITUTIONS MAY CHARGE YOU ADDITIONAL FEES FOR THE SERVICES THEY PROVIDE AND THEY MAY HAVE DIFFERENT POLICIES NOT DESCRIBED IN THIS PROSPECTUS. Some policy differences may include different minimum investment amounts, exchange privileges, fund choices and cutoff times for investments. Additionally, recordkeeping, transaction processing and payments of distributions relating to your account may be performed by the financial institutions through which shares are held. Since the fund may not have a record of your transactions, you should always contact the financial institution through which you purchased the fund to make changes to or give instructions concerning your account or to obtain information about your account. The fund, the distributor and the transfer agent are not responsible for the failure of one of these financial institutions to carry out its obligations to its customers.

DESCRIPTION OF SHARE CLASSES

INVESTMENT OPTIONS -- CLASSES OF SHARES

The RiverSource funds offer different classes of shares. There are differences among the fees and expenses for each class. See the "Fees and Expenses" table for more information. Not everyone is eligible to buy every class. After determining which classes you are eligible to buy, decide which class best suits your needs. Your financial institution can help you with this decision. The following table shows the key features of each class. (The cover of this prospectus indicates which classes are currently offered for this Fund.)

INVESTMENT OPTIONS SUMMARY

See the "Fees and Expenses" table to determine which classes are offered by this fund.

                                                  CONTINGENT                                   PLAN
                               INITIAL            DEFERRED SALES             DISTRIBUTION AND  ADMINISTRATION
           AVAILABILITY        SALES CHARGE       CHARGE (CDSC)              SERVICE FEE(A)    FEE
-------------------------------------------------------------------------------------------------------------
Class A    Available to        Yes. Payable at    No.                        Yes.              No.
           all investors.      time of purchase.                             0.25%
                               Lower sales
                               charge for larger
                               investments.
-------------------------------------------------------------------------------------------------------------
Class      Available to        No. Entire         Maximum 5% CDSC during     Yes.              No.
  B(b)     all investors.      purchase price is  the first year decreasing  1.00%
                               invested in        to 0% after six years.
                               shares of the
                               fund.
-------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

S.1                                                                     S-6400-4

INVESTMENT OPTIONS SUMMARY (CONTINUED)
                                                  CONTINGENT                                   PLAN
                               INITIAL            DEFERRED SALES             DISTRIBUTION AND  ADMINISTRATION
           AVAILABILITY        SALES CHARGE       CHARGE (CDSC)              SERVICE FEE(A)    FEE
-------------------------------------------------------------------------------------------------------------
Class C    Available to        No. Entire         1% CDSC may apply if you   Yes.              No.
           all investors.      purchase price is  sell shares within one     1.00%
                               invested in        year after purchase.
                               shares of the
                               fund.
-------------------------------------------------------------------------------------------------------------
Class I    Limited to          No.                No.                        No.               No.
           qualifying
           institutional
           investors.
-------------------------------------------------------------------------------------------------------------
Class R2   Limited to          No.                No.                        Yes.              Yes.
           qualifying                                                        0.50%             0.25%
           institutional
           investors.
-------------------------------------------------------------------------------------------------------------
Class R3   Limited to          No.                No.                        Yes.              Yes.
           qualifying                                                        0.25%             0.25%
           institutional
           investors.
-------------------------------------------------------------------------------------------------------------
Class R4   Limited to          No.                No.                        No.               Yes.
           qualifying                                                                          0.25%
           institutional
           investors.
-------------------------------------------------------------------------------------------------------------
Class R5   Limited to          No.                No.                        No.               No.
           qualifying
           institutional
           investors.
-------------------------------------------------------------------------------------------------------------
Class W    Limited to          No.                No.                        Yes.              No.
           qualifying                                                        0.25%
           discretionary
           managed accounts.
-------------------------------------------------------------------------------------------------------------

(a) For Class A, Class B, Class C, Class R2, Class R3 and Class W shares, each fund has adopted a plan under Rule 12b-1 of the Investment Company Act of 1940, as amended, that allows it to pay distribution and shareholder servicing-related expenses for the sale of shares. Because these fees are paid out of a fund's assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of distribution (sales) or servicing charges.
(b)  See "Buying and Selling Shares, Sales Charges, Class B and Class
     C -- contingent deferred sales charge alternative" for more information on the timing of conversion of Class B shares to Class A shares. Timing will vary depending on the date of your original purchase of the Class B shares.

DISTRIBUTION AND SERVICE FEES

The distribution and shareholder servicing fees for Class A, Class B, Class C, Class R2, Class R3 and Class W are subject to the requirements of Rule 12b-1 under the Investment Company Act of 1940, as amended, and are used to reimburse the distributor for certain expenses it incurs in connection with distributing a fund's shares and providing services to fund shareholders. These expenses include payment of distribution and shareholder servicing fees to financial institutions that sell shares of the fund, up to 0.50% of the average daily net assets of Class R2 shares sold and held through them and up to 0.25% of the average daily net assets of Class A, Class B, Class C, Class R3 and Class W shares sold and held through them. For Class A, Class B, Class R2, Class R3 and Class W shares, the distributor begins to pay these fees immediately after purchase. For Class C shares, the distributor begins to pay these fees one year after

--------------------------------------------------------------------------------

                                                                             S.2
purchase. Financial institutions also receive distribution fees up to 0.75% of the average daily net assets of Class C shares sold and held through them, which the distributor begins to pay one year after purchase. For Class B shares, and, for the first year after sale only, for Class C shares, the fund's distributor retains the distribution fee of up to 0.75% in order to finance the payment of sales commissions to financial institutions that sell Class B shares, and to pay for other distribution related expenses. Financial institutions may compensate their financial advisors with the shareholder servicing and distribution fees paid to them by the distributor.

PLAN ADMINISTRATION FEE

Class R2, Class R3 and Class R4 pay an annual plan administration services fee for the provision of various administrative, recordkeeping, communication and educational services. The fee for Class R2, Class R3 and Class R4 is equal on an annual basis to 0.25% of assets attributable to the respective class.

DETERMINING WHICH CLASS OF SHARES TO PURCHASE

CLASS A, CLASS B AND CLASS C SHARES

If your investments in RiverSource funds total $100,000 or more, Class A shares may be the better option because the sales charge is reduced for larger purchases.

If you invest less than $100,000, consider how long you plan to hold your shares. Class B shares have a higher annual distribution fee than Class A shares and a CDSC for six years. Class B shares convert to Class A shares in the ninth year of ownership. Class B shares purchased through reinvested dividends and distributions also will convert to Class A shares in the same proportion as the other Class B shares.

Class C shares also have a higher annual distribution fee than Class A shares. Class C shares have no sales charge if you hold the shares for longer than one year. Unlike Class B shares, Class C shares do not convert to Class A. As a result, you will pay a distribution fee for as long as you hold Class C shares. If you choose a deferred sales charge option (Class B or Class C), you should consider the length of time you intend to hold your shares. To help you determine which investment is best for you, consult your financial institution.

CLASS I SHARES.

The following eligible investors may purchase Class I shares:

- Any fund distributed by RiverSource Distributors, Inc., if the fund seeks to achieve its investment objective by investing primarily in shares of the fund and other RiverSource funds.

Class I shares may be purchased, sold or exchanged only through the distributor or an authorized financial institution.

--------------------------------------------------------------------------------

S.3

CLASS R SHARES.

The following eligible institutional investors may purchase Class R2, Class R3, Class R4 and Class R5 shares:

- Qualified employee benefit plans.

- Trust companies or similar institutions, and charitable organizations that meet the definition in Section 501(c)(3) of the Internal Revenue Code.

- Non-qualified deferred compensation plans whose participants are included in a qualified employee benefit plan described above.

- State sponsored college savings plans established under Section 529 of the Internal Revenue Code.

- Health Savings Accounts (HSAs) created pursuant to public law 108-173.

Additionally, if approved by the distributor, the following eligible institutional investors may purchase Class R5 shares:

- Institutional or corporate accounts above a threshold established by the distributor (currently $1 million per fund or $10 million in all RiverSource funds).

- Bank Trusts departments.

Class R shares generally are not available to retail non-retirement accounts, traditional and Roth IRAs, Coverdell Educational Savings Accounts, SEPs, SAR-SEPs, SIMPLE IRAs and individual 403(b) plans.

Class R shares may be purchased, sold or exchanged only through the distributor or an authorized financial institution.

CLASS W SHARES.

The following eligible investors may purchase Class W shares:

- Investors purchasing through authorized investment programs managed by investment professionals, including discretionary managed account programs.

Class W shares may be purchased, sold or exchanged only through the distributor or an authorized financial institution.

Shares originally purchased in a discretionary managed account may continue to be held in Class W outside of a discretionary managed account, but no additional Class W purchases may be made and no exchanges to Class W shares of another fund may be made outside of a discretionary managed account.

IN ADDITION, FOR CLASS I, CLASS R AND CLASS W SHARES, THE DISTRIBUTOR, IN ITS SOLE DISCRETION, MAY ACCEPT INVESTMENTS FROM OTHER PURCHASERS NOT LISTED ABOVE.

For more information, see the SAI.

--------------------------------------------------------------------------------

                                                                             S.4

SALES CHARGES

CLASS A -- INITIAL SALES CHARGE ALTERNATIVE

Your purchase price for Class A shares is generally the net asset value (NAV) plus a front-end sales charge. The distributor receives the sales charge and re-allows a portion of the sales charge to the financial institution through which you purchased the shares. The distributor retains the balance of the sales charge. Sales charges vary depending on the amount of your purchase.

SALES CHARGE* FOR CLASS A SHARES:

                                                                           MAXIMUM
                                 AS A % OF         AS A % OF NET     RE-ALLOWANCE AS A %
TOTAL MARKET VALUE            PURCHASE PRICE**    AMOUNT INVESTED     OF PURCHASE PRICE
----------------------------------------------------------------------------------------
 Up to $49,999                      5.75%               6.10%                5.00%
 $50,000 -- $99,999                 4.75                4.99                 4.00
 $100,000 -- $249,999               3.50                3.63                 3.00
 $250,000 -- $499,999               2.50                2.56                 2.15
 $500,000 -- $999,999               2.00                2.04                 1.75
 $1,000,000 or more                 0.00                0.00                 0.00***

  * Because of rounding in the calculation of the offering price, the portion of the sales charge retained by the distributor may vary and the actual sales charge you pay may be more or less than the sales charge calculated using these percentages.
 ** Purchase price includes the sales charge.
 ***Although there is no sales charge for purchases with a total market value over $1,000,000, and therefore no re-allowance, the distributor may pay a financial institution the following: a sales commission of up to 1.00% for a sale with a total market value of $1,000,000 to $2,999,999; a sales commission up to 0.50% for a sale of $3,000,000 to $9,999,999; and a sales commission up to 0.25% for a sale of $10,000,000 or more.

INITIAL SALES CHARGE -- RIGHTS OF ACCUMULATION. You may be able to reduce the sales charge on Class A shares, based on the combined market value of your accounts. The current market values of the following investments are eligible to be added together for purposes of determining the sales charge on your purchase:

- Your current investment in a fund; and

- Previous investments you and members of your primary household group have made in Class A, Class B or Class C shares in the fund and other RiverSource funds, provided your investment was subject to a sales charge. Your primary household group consists of you, your spouse or domestic partner and your unmarried children under age 21 sharing a mailing address.

The following accounts are eligible to be included in determining the sales charge on your purchase:

- Individual or joint accounts;

--------------------------------------------------------------------------------

S.5

- Roth and traditional IRAs, SEPs, SIMPLEs and TSCAs, provided they are invested in Class A, Class B or Class C shares that were subject to a sales charge;

- UGMA/UTMA accounts for which you, your spouse, or your domestic partner is parent or guardian of the minor child;

- Revocable trust accounts for which you or a member of your primary household group, individually, is the beneficial owner/grantor;

- Accounts held in the name of your, your spouse's, or your domestic partner's sole proprietorship or single owner limited liability company or S corporation; and

- Qualified retirement plan assets, provided that you are the sole owner of the business sponsoring the plan, are the sole participant (other than a spouse) in the plan, and have no intention of adding participants to the plan.

The following accounts are NOT eligible to be included in determining the sales charge on your purchase:

- Accounts of pension and retirement plans with multiple participants, such as 401(k) plans (which are combined to reduce the sales charge for the entire pension or retirement plan and therefore are not used to reduce the sales charge for your individual accounts);

- Investments in Class A shares where the sales charge is waived, for example, purchases through wrap accounts;

- Investments in Class D, Class E, Class I, Class R2, Class R3, Class R4, Class R5, Class W or Class Y shares;

- Investments in 529 plans, donor advised funds, variable annuities, variable life insurance products, wrap accounts or managed separate accounts; and

- Charitable and irrevocable trust accounts.

If you purchase RiverSource fund shares through different financial institutions, and you want to include those assets toward a reduced sales charge, you must inform your financial institution in writing about the other accounts when placing your purchase order. Contact your financial institution to determine what information is required.

Unless you provide your financial institution in writing with information about all of the accounts that may count toward a sales charge reduction, there can be no assurance that you will receive all of the reductions for which you may be eligible. You should request that your financial institution provide this information to the fund when placing your purchase order.

For more information on rights of accumulation, please see the SAI.

INITIAL SALES CHARGE -- LETTER OF INTENT (LOI). Generally, if you intend to invest $50,000 or more over a period of 13 months or less, you may be able to reduce the front-end sales charges for investments in Class A shares by completing and filing

--------------------------------------------------------------------------------

                                                                             S.6
a LOI form. The LOI becomes effective only after the form is processed in good order by the fund. An LOI can be backdated up to a maximum of 90 days. If the LOI is backdated, you may include prior investments in Class A shares that were charged a front-end sales load toward the LOI commitment amount. If the LOI is backdated, the 13-month period begins on the date of the earliest purchase included in the LOI.

Holdings More than 90 Days Old. Purchases made more than 90 days before your LOI is processed by the fund will not be counted toward the commitment amount of the LOI and cannot be used as the starting point for the LOI. While these purchases cannot be included in an LOI, they may help you obtain a reduced sales charge on future purchases as described in "Initial Sales Charge -- Rights of Accumulation."

Notification Obligation. You must request the reduced sales charge when you buy shares. If you do not complete and file the LOI form, or do not request the reduced sales charge at the time of purchase, you will not be eligible for the reduced sales charge. You should request that your financial institution provide this information to the fund when placing your purchase order. For more details on LOIs, please contact your financial institution or see the SAI.

INITIAL SALES CHARGE -- WAIVERS OF THE SALES CHARGE FOR CLASS A SHARES. Sales charges do not apply to:

- current or retired Board members, officers or employees of RiverSource funds or RiverSource Investments or its affiliates, their spouses or domestic partners, children, parents and their spouse's or domestic partner's parents.

- current or retired Ameriprise Financial Services, Inc. (Ameriprise Financial Services) financial advisors, employees of financial advisors, their spouses or domestic partners, children, parents and their spouse's or domestic partner's parents.

- registered representatives and other employees of financial institutions having a selling agreement with the distributor, including their spouses, domestic partners, children, parents and their spouse's or domestic partner's parents.

- portfolio managers employed by subadvisers of the RiverSource funds, including their spouses or domestic partners, children, parents and their spouse's or domestic partner's parents.

- qualified employee benefit plans offering participants daily access to RiverSource funds. Eligibility must be determined in advance. For assistance, please contact your financial institution.

- direct rollovers from qualified employee benefit plans, provided that the rollover involves a transfer of Class R or Class Y shares in a fund to Class A shares in the same fund.

--------------------------------------------------------------------------------

S.7

- purchases made:

  - with dividend or capital gain distributions from a fund or from the same class of another RiverSource fund;

  - through or under a wrap fee product or other investment product sponsored by a financial institution having a selling agreement with the distributor;

  - through state sponsored college savings plans established under Section 529 of the Internal Revenue Code;

  - through bank trust departments.

- shareholders whose original purchase was in a Strategist fund merged into a RiverSource fund in 2000.

The distributor may, in its sole discretion, authorize the waiver of sales charges for additional purchases or categories of purchases. Policies related to reducing or waiving the sales charge may be modified or withdrawn at any time.

Unless you provide your financial institution with information in writing about all of the factors that may count toward a waiver of the sales charge, there can be no assurance that you will receive all of the waivers for which you may be eligible. You should request that your financial institution provide this information to the fund when placing your purchase order.

Because the current prospectus is available on RiverSource Investment's website free of charge, RiverSource Investments does not disclose this information separately on the website.

CLASS B AND CLASS C -- CONTINGENT DEFERRED SALES CHARGE ALTERNATIVE

FOR CLASS B, the CDSC is based on the sale amount and the number of years between purchase and sale. The following table shows how CDSC percentages on sales decline:

IF THE SALE IS MADE DURING THE:                      THE CDSC PERCENTAGE RATE IS:*
 First year                                                        5%
 Second year                                                       4%
 Third year                                                        4%
 Fourth year                                                       3%
 Fifth year                                                        2%
 Sixth year                                                        1%
 Seventh or eighth year                                            0%

* Because of rounding in the calculation, the portion of the CDSC retained by the distributor may vary and the actual CDSC you pay may be more or less than the CDSC calculated using these percentages.

--------------------------------------------------------------------------------

                                                                             S.8

Although there is no front-end sales charge when you buy Class B shares, the distributor pays a sales commission of 4% to financial institutions that sell Class B shares. A portion of this commission may, in turn, be paid to your financial advisor. The distributor receives any CDSC imposed when you sell your Class B shares.

Purchases made prior to May 21, 2005 age on a calendar year basis. Purchases made beginning May 21, 2005 age on a daily basis. For example, a purchase made on Nov. 12, 2004 completed its first year on Dec. 31, 2004 under calendar year aging. However, a purchase made on Nov. 12, 2005 completed its first year on Nov. 11, 2006 under daily aging.

Class B shares purchased prior to May 21, 2005 will convert to Class A shares in the ninth calendar year of ownership. Class B shares purchased beginning May 21, 2005 will convert to Class A shares one month after the completion of the eighth year of ownership.

FOR CLASS C, a 1% CDSC may be charged if you sell your shares within one year after purchase. Although there is no front-end sales charge when you buy Class C shares, the distributor pays a sales commission of 1% to financial institutions that sell Class C shares. A portion of this commission may, in turn, be paid to your financial advisor. The distributor receives any CDSC imposed when you sell your Class C shares.

For both Class B and Class C, if the amount you sell causes the value of your investment to fall below the cost of the shares you have purchased, the CDSC will be based on the lower of the cost of those shares purchased or market value. Because the CDSC is imposed only on sales that reduce your total purchase payments, you do not have to pay a CDSC on any amount that represents appreciation in the value of your shares, income earned by your shares, or capital gains. In addition, the CDSC on your sale, if any, will be based on your oldest purchase payment. The CDSC on the next amount sold will be based on the next oldest purchase payment.

EXAMPLE

Assume you had invested $10,000 in Class B shares and that your investment had appreciated in value to $12,000 after 3 1/2 years, including reinvested dividends and capital gain distributions. You could sell up to $2,000 worth of shares without paying a CDSC ($12,000 current value less $10,000 purchase amount). If you sold $2,500 worth of shares, the CDSC would apply to the $500 representing part of your original purchase price. The CDSC rate would be 3% because the sale was made during the fourth year after the purchase.

CDSC -- WAIVERS OF THE CDSC FOR CLASS B SHARES. The CDSC will be waived on sales of shares:
- in the event of the shareholder's death;

- held in trust for an employee benefit plan; or

--------------------------------------------------------------------------------
S.9

- held in IRAs or certain qualified plans, such as Keogh plans, tax-sheltered custodial accounts or corporate pension plans, provided that the shareholder is:

  - at least 59 1/2 years old AND

  - taking a retirement distribution (if the sale is part of a transfer to an IRA or qualified plan, or a custodian-to-custodian transfer, the CDSC will not be waived) OR

  - selling under an approved substantially equal periodic payment arrangement.

CDSC -- WAIVERS OF THE CDSC FOR CLASS C SHARES. The CDSC will be waived on sales of shares in the event of the shareholder's death.

CLASS I, CLASS R2, CLASS R3, CLASS R4, CLASS R5 AND CLASS W -- NO SALES CHARGE. For Class I, Class R2, Class R3, Class R4, Class R5 and Class W, there is no initial sales charge or CDSC.

OPENING AN ACCOUNT

Financial institutions are required by law to obtain certain personal information from each person who opens an account in order to verify the identity of the person. As a result, when you open an account you will be asked to provide your name, permanent street address, date of birth, and Social Security or Employer Identification number. You may also be asked for other identifying documents or information. If you do not provide this information, the financial institution through which you are investing in the fund may not be able to open an account for you. If the financial institution through which you are investing in the fund is unable to verify your identity, your account may be closed, or other steps may be taken, as deemed appropriate.

When you buy shares, your order will be priced at the next NAV calculated after your order is accepted by the fund or an authorized financial institution.

Your financial institution may establish and maintain your account directly or it may establish and maintain your account with the distributor. The distributor may appoint servicing agents to accept purchase orders and to accept exchange (and sale) orders on its behalf. Accounts maintained by the distributor will be supported by the fund's transfer agent.

METHODS OF PURCHASING SHARES

These methods of purchasing shares apply to Class A, Class B, and Class C shares.

THROUGH AN ACCOUNT ESTABLISHED WITH YOUR FINANCIAL INSTITUTION

ALL REQUESTS        The financial institution through which you buy shares may have different policies not described in this prospectus,
                    including different minimum investment amounts and minimum account balances.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                                            S.10

THROUGH AN ACCOUNT ESTABLISHED WITH THE FUND

BY MAIL The financial institution through which you buy shares may establish an account directly with the fund. To establish an account in this fashion, complete a RiverSource funds account application with your financial advisor or investment professional, and mail the account application to the address below. Account applications may be requested by calling (888) 791-3380. Make your check payable to the fund. The fund does not accept cash, credit card convenience checks, money orders, traveler's checks, starter checks, third or fourth party checks, or other cash equivalents.

                    Mail your check and completed application to:

                    REGULAR MAIL   RIVERSOURCE INVESTMENTS (FUNDS)
                                   P.O. BOX 8041
                                   BOSTON, MA 02266-8041

                    EXPRESS MAIL   RIVERSOURCE INVESTMENTS (FUNDS)
                                   C/O BFDS
                                   30 DAN ROAD
                                   CANTON, MA 02021-2809

                    If you already have an account, include your name, account number and the name of the fund and class of shares along with your check. You can make scheduled investments in the fund by moving money from your checking account or savings account. See the Minimum Investment and Account Balance chart below for more information regarding scheduled investment plans.
--------------------------------------------------------------------------------

BY WIRE OR ACH      Fund shares purchased through the distributor may be paid
                    for by federal funds wire. Before sending a wire, call (888)
                    791-3380 to notify the distributor of the wire and to receive further instructions.

                    If you are establishing an account with a wire purchase, you are required to send a signed account application to the address above. Please include the wire control number or your new account number on the application.

                    Your bank or financial institution may charge additional fees for wire transactions.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

S.11

BY EXCHANGE         Call (888) 791-3380 or send signed written instructions to the address above.
--------------------------------------------------------------------------------

MINIMUM INVESTMENT AND ACCOUNT BALANCE

                         FOR ALL FUNDS,
                         CLASSES AND
                         ACCOUNTS EXCEPT
                         THOSE LISTED TO THE   TAX QUALIFIED  RIVERSOURCE DISCIPLINED
                         RIGHT (NONQUALIFIED)  ACCOUNTS       SMALL CAP VALUE FUND     CLASS W
----------------------------------------------------------------------------------------------
INITIAL INVESTMENT       $2,000                $1,000         $5,000                   $500
----------------------------------------------------------------------------------------------
ADDITIONAL INVESTMENTS   $100                  $100           $100                     None
----------------------------------------------------------------------------------------------
ACCOUNT BALANCE*         $300                  None           $2,500                   $500

 * If your fund account balance falls below the minimum account balance for any reason, including a market decline, you may be asked to increase it to the minimum account balance or establish a scheduled investment plan. If you do not do so within 30 days, your shares may be automatically redeemed and the proceeds mailed to you.
--------------------------------------------------------------------------------

MINIMUM INVESTMENT AND ACCOUNT BALANCE -- SCHEDULED INVESTMENT PLANS

                         FOR ALL FUNDS,
                         CLASSES AND
                         ACCOUNTS EXCEPT
                         THOSE LISTED TO THE   TAX QUALIFIED  RIVERSOURCE DISCIPLINED
                         RIGHT (NONQUALIFIED)  ACCOUNTS       SMALL CAP VALUE FUND     CLASS W
----------------------------------------------------------------------------------------------
INITIAL INVESTMENT       $100                  $100           $5,000                   $500
----------------------------------------------------------------------------------------------
ADDITIONAL INVESTMENTS   $100                  $50            $100                     None
----------------------------------------------------------------------------------------------
ACCOUNT BALANCE**        None                  None           $2,500                   $500

** If your fund account balance is below the minimum initial investment described above, you must make payments at least monthly.
--------------------------------------------------------------------------------

These minimums may be waived for accounts that are managed by an investment professional, for accounts held in approved discretionary or non-discretionary wrap programs, for accounts that are a part of an employer-sponsored retirement plan, or for other account types if approved by the distributor.

The fund reserves the right to modify its minimum account requirements at any time, with or without prior notice.

Please contact your financial institution for information regarding wire or electronic funds transfer.

--------------------------------------------------------------------------------

                                                                            S.12

EXCHANGING OR SELLING SHARES

You may exchange or sell shares by having your financial institution process your transaction. If your account is maintained directly with your financial institution, you must contact that financial institution to exchange or sell shares of the fund. If your account was established with the distributor, there are a variety of methods you may use to exchange or sell shares of the fund.

WAYS TO REQUEST AN EXCHANGE OR SALE OF SHARES

ACCOUNT ESTABLISHED WITH YOUR FINANCIAL INSTITUTION

ALL REQUESTS        You can exchange or sell shares by having your financial
                    institution process your transaction. The financial
                    institution through which you purchased shares may have
                    different policies not described in this prospectus,
                    including different transaction limits, exchange policies
                    and sale procedures.
--------------------------------------------------------------------------------

ACCOUNT ESTABLISHED WITH THE FUND

BY MAIL             Mail your exchange or sale request to:

                    REGULAR MAIL   RIVERSOURCE INVESTMENTS (FUNDS)
                                   P.O. BOX 8041
                                   BOSTON, MA 02266-8041

                    EXPRESS MAIL   RIVERSOURCE INVESTMENTS (FUNDS)
                                   C/O BFDS
                                   30 DAN ROAD
                                   CANTON, MA 02021-2809

                    Include in your letter:

                    - your name

                    - the name of the fund(s)

                    - your account number

                    - the class of shares to be exchanged or sold

                    - your Social Security number or Employer Identification
                      number

                    - the dollar amount or number of shares you want to exchange or sell

                    - specific instructions regarding delivery or exchange
                      destination

                    - signature(s) of registered account owner(s)

                    - any special documents the transfer agent may require in
                      order to process your order
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

S.13

BY MAIL (CONT.)
                    Corporate, trust or partnership accounts may need to send additional documents.

                    Payment will be mailed to the address of record and made payable to the names listed on the account, unless your request specifies differently and is signed by all owners.

                    A Medallion Signature Guarantee is required if:

                    - Amount is over $50,000.

                    - You want your check made payable to someone other than
                      yourself.

                    - Your address has changed within the last 30 days.

                    - You want the check mailed to an address other than the
                      address of record.

                    - You want the proceeds sent to a bank account not on file.

                    - You are the beneficiary of the account and the account
                      owner is deceased (additional documents may be required).

                    A Medallion Signature Guarantee assures that a signature is genuine and not a forgery. The financial institution providing the Guarantee is financially liable for the transaction if the signature is a forgery. Eligible guarantors include commercial banks, trust companies, savings associations, and credit unions as defined by the Federal Deposit Insurance Act. Note: A guarantee from a notary public is not acceptable.

                    NOTE: Any express mail delivery charges you pay will vary depending on domestic or international delivery instructions.
--------------------------------------------------------------------------------

BY TELEPHONE        Call (888) 791-3380. Unless you elect not to have telephone exchange and sale privileges, they will automatically be available to you. Reasonable procedures will be used to confirm authenticity of telephone exchange or sale requests.
                    Telephone privileges may be modified or discontinued at any time. Telephone exchange and sale privileges automatically apply to all accounts except custodial, corporate or qualified retirement accounts. You may request that these privileges NOT apply by writing to the address above.

                    Payment will be mailed to the address of record and made payable to the names listed on the account.
                    Telephone sale requests are limited to $100,000 per day.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                                            S.14

BY WIRE OR ACH      You can wire money from your fund account to your bank
                    account. Make sure we have your bank account information on file. If we do not have this information, you will need to send written instructions with your bank's name and a voided check or savings account deposit slip.

                    Call (888) 791-3380 or send a letter of instruction, with a Medallion Signature Guarantee if required, to the address above.

                    A service fee may be charged against your account for each wire sent.

                    Minimum amount: $100

                    Your bank or financial institution may charge additional fees for wire transactions.
--------------------------------------------------------------------------------

BY SCHEDULED
PAYOUT PLAN         You may elect to receive regular periodic payments through an automatic sale of shares. See the SAI for more
                    information.
--------------------------------------------------------------------------------

IMPORTANT: Payments sent by a bank authorization or check that are not guaranteed may take up to ten days to clear. This may cause your sale request to fail to process if the requested amount includes unguaranteed funds.

EXCHANGES

Generally, you may exchange your fund shares for shares of the same class of any other publicly offered RiverSource fund without a sales charge. For complete information on the fund you are exchanging into, including fees and expenses, read that fund's prospectus carefully. Your exchange will be priced at the next NAV calculated after your transaction request is received in good order.

MARKET TIMING IS FREQUENT OR SHORT-TERM TRADING BY CERTAIN SHAREHOLDERS INTENDED TO PROFIT AT THE EXPENSE OF OTHER SHAREHOLDERS BY SELLING SHARES OF A FUND SHORTLY AFTER PURCHASE. MARKET TIMING MAY ADVERSELY IMPACT A FUND'S PERFORMANCE BY PREVENTING THE INVESTMENT MANAGER FROM FULLY INVESTING THE ASSETS OF THE FUND, DILUTING THE VALUE OF SHARES HELD BY LONG-TERM SHAREHOLDERS, OR INCREASING THE FUND'S TRANSACTION COSTS.

FUNDS THAT INVEST IN SECURITIES THAT TRADE INFREQUENTLY MAY BE VULNERABLE TO MARKET TIMERS WHO SEEK TO TAKE ADVANTAGE OF INEFFICIENCIES IN THE SECURITIES MARKETS. FUNDS THAT INVEST IN SECURITIES THAT TRADE ON OVERSEAS SECURITIES MARKETS MAY BE VULNERABLE TO MARKET TIMERS WHO SEEK TO TAKE ADVANTAGE OF CHANGES IN THE VALUES OF SECURITIES BETWEEN THE CLOSE OF OVERSEAS MARKETS AND

--------------------------------------------------------------------------------

S.15

THE CLOSE OF U.S. MARKETS, WHICH IS GENERALLY THE TIME AT WHICH A FUND'S NAV IS CALCULATED. TO THE EXTENT THAT A FUND HAS SIGNIFICANT HOLDINGS OF SMALL CAP STOCKS OR FOREIGN SECURITIES, THE RISKS OF MARKET TIMING MAY BE GREATER FOR THE FUND THAN FOR OTHER FUNDS. SEE "PRINCIPAL INVESTMENT STRATEGIES" FOR A DISCUSSION OF THE TYPES OF SECURITIES IN WHICH YOUR FUND INVESTS.

SEE "VALUING FUND SHARES" FOR A DISCUSSION OF THE RIVERSOURCE FUNDS' POLICY ON FAIR VALUE PRICING, WHICH IS INTENDED, IN PART, TO REDUCE THE FREQUENCY AND EFFECT OF MARKET TIMING.

THE RIVERSOURCE FUNDS' BOARDS HAVE ADOPTED A POLICY THAT IS DESIGNED TO DETECT AND DETER MARKET TIMING THAT MAY BE HARMFUL TO THE FUNDS. EACH FUND SEEKS TO ENFORCE THIS POLICY THROUGH ITS SERVICE PROVIDERS AS FOLLOWS:

- The fund tries to distinguish market timing from trading that it believes is not harmful, such as periodic rebalancing for purposes of asset allocation or dollar cost averaging. Under the fund's procedures, there is no set number of transactions in the fund that constitutes market timing. Even one purchase and subsequent sale by related accounts may be market timing. Generally, the fund seeks to restrict the exchange privilege of an investor who makes more than three exchanges into or out of the fund in any 90-day period. Accounts held by a retirement plan or a financial institution for the benefit of its participants or clients, which typically engage in daily transactions, are not subject to this limit, although the fund seeks the assistance of financial institutions in applying similar restrictions on the sub-accounts of their participants or clients.

- If an investor's trading activity is determined to be market timing or otherwise harmful to existing shareholders, the fund reserves the right to modify or discontinue the investor's exchange privilege or reject the investor's purchases or exchanges, including purchases or exchanges accepted by a financial institution. The fund may treat accounts it believes to be under common control as a single account for these purposes, although it may not be able to identify all such accounts.

- Although the fund does not knowingly permit market timing, it cannot guarantee that it will be able to identify and restrict all short-term trading activity. The fund receives purchase and sale orders through financial institutions where market timing activity may not always be successfully detected.

Other exchange policies:

- Exchanges must be made into the same class of shares of the new fund.

- Exchanges into RiverSource Tax-Exempt Money Market Fund may be made only from Class A shares.

- If your exchange creates a new account, it must satisfy the minimum investment amount for new purchases.
- Once the fund receives your exchange request, you cannot cancel it.

--------------------------------------------------------------------------------

                                                                            S.16

- Shares of the new fund may not be used on the same day for another exchange or sale.

- Shares of Class W originally purchased, but no longer held in a discretionary managed account, may not be exchanged for Class W shares of another fund. You may continue to hold these shares in the fund. Changing your investment to a different fund will be treated as a sale and purchase, and you will be subject to applicable taxes on the sale and sales charges on the purchase of the new fund.

SELLING SHARES

You may sell your shares at any time. The payment will be sent within seven days after your request is received in good order.

When you sell shares, the amount you receive may be more or less than the amount you invested. Your sale price will be the next NAV calculated after your request is received in good order, minus any applicable CDSC.

REPURCHASES. You can change your mind after requesting a sale and use all or part of the sale proceeds to purchase new shares in the same account, fund and class from which you sold. If you reinvest in Class A, you will purchase the new shares at NAV, up to the amount of the sale proceeds, instead of paying a sales charge on the date of a new purchase. If you reinvest in Class B or Class C, any CDSC you paid on the amount you are reinvesting also will be reinvested. In order for you to take advantage of this repurchase waiver, you must notify your financial institution within 90 days of the date your sale request was processed. Contact your financial institution for information on required documentation. The repurchase privilege may be modified or discontinued at any time and use of this option may have tax consequences.

Each fund reserves the right to redeem in kind.

For more details and a description of other sales policies, please see the SAI.

VALUING FUND SHARES

For classes of shares sold with an initial sales charge, the public offering or purchase price is the net asset value plus the sales charge. For funds or classes of shares sold without an initial sales charge, the public offering price is the NAV.

Orders in good form are priced at the NAV next determined after you place your order. Good form or good order means that your instructions have been received in the form required by the fund. This may include, for example, providing the fund name and account number, the amount of the transaction and all required signatures. For more information, contact your financial institution.

The NAV is the value of a single share of a fund. The NAV is determined by dividing the value of a fund's assets, minus any liabilities, by the number of shares outstanding. The NAV is calculated as of the close of business on the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time, on each day that the

--------------------------------------------------------------------------------
S.17

NYSE is open. Securities are valued primarily on the basis of market quotations. Market quotations are obtained from outside pricing services approved and monitored under procedures adopted by the Board. Certain short-term securities with maturities of 60 days or less are valued at amortized cost.

When reliable market quotations are not readily available, investments are priced at fair value based on procedures adopted by the Board. These procedures are also used when the value of an investment held by a fund is materially affected by events that occur after the close of a securities market but prior to the time as of which the fund's NAV is determined. Valuing investments at fair value involves reliance on judgment. The fair value of an investment is likely to differ from any available quoted or published price. To the extent that a fund has significant holdings of foreign securities or small cap stocks that may trade infrequently, fair valuation may be used more frequently than for other funds. The funds use an unaffiliated service provider to assist in determining fair values for foreign securities.

Foreign investments are valued in U.S. dollars. Some of a fund's securities may be listed on foreign exchanges that trade on weekends or other days when the fund does not price its shares. In that event, the NAV of the fund's shares may change on days when shareholders will not be able to purchase or sell the fund's shares.

DISTRIBUTIONS AND TAXES

As a shareholder you are entitled to your share of your fund's net income and net gains. Each fund distributes dividends and capital gains to qualify as a regulated investment company and to avoid paying corporate income and excise taxes.

DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS

Your fund's net investment income is distributed to you as dividends. Dividends may be composed of qualifying dividend income, which is eligible for preferential tax rates under current tax law, as well as other ordinary dividend income, which may include non-qualifying dividends, interest income and short-term capital gains. Capital gains are realized when a security is sold for a higher price than was paid for it. Each realized capital gain or loss is long-term or short-term depending on the length of time the fund held the security. Realized capital gains and losses offset each other. The fund offsets any net realized capital gains by any available capital loss carryovers. Net short-term capital gains are included in net investment income. Net realized long-term capital gains, if any, are distributed by the end of the calendar year as capital gain distributions.

REINVESTMENTS

Dividends and capital gain distributions are automatically reinvested in additional shares in the same class of the fund, unless you request distributions in cash. The

--------------------------------------------------------------------------------

                                                                            S.18
financial institution through which you purchased shares may have different policies.

Distributions are reinvested at the next calculated NAV after the distribution is paid. If you choose cash distributions, you will receive cash only for distributions declared after your request has been processed.

TAXES

If you buy shares shortly before the record date of a distribution, you may pay taxes on money earned by the fund before you were a shareholder. You will pay the full pre-distribution price for the shares, then receive a portion of your investment back as a distribution, which may be taxable.

For tax purposes, an exchange is considered a sale and purchase, and may result in a gain or loss. A sale is a taxable transaction. Generally, if you sell shares for less than their cost, the difference is a capital loss or if you sell shares for more than their cost, the difference is a capital gain. Your gain may be short term (for shares held for one year or less) or long term (for shares held for more than one year).

You may not create a tax loss, based on paying a sales charge, by exchanging shares before the 91(st) day after the day of purchase. If you buy Class A shares and exchange into another fund before the 91(st) day after the day of purchase, you may not include the sales charge in your calculation of tax gain or loss on the sale of the first fund you purchased. The sales charge may be included in the calculation of your tax gain or loss on a subsequent sale of the second fund you purchased. For more information, see the SAI.

Distributions of shares not held in IRAs or other retirement accounts are subject to federal income tax and may be subject to state and local taxes in the year they are declared. You must report distributions on your tax returns, even if they are reinvested in additional shares.

Income received by a fund may be subject to foreign tax and withholding. Tax conventions between certain countries and the U.S. may reduce or eliminate these taxes.

Shares held in an IRA or qualified retirement account are generally subject to different tax rules. Taking a distribution from your IRA or qualified retirement plan may subject you to federal taxes, penalties and reporting requirements. Please consult your tax advisor.

REITs often do not provide complete tax information until after the calendar year-end; generally mid to late January and continuing through early February. Consequently, if your fund has significant investments in REITs, you may not receive your Form 1099-DIV until February. Other RiverSource funds tax statements are mailed in January.

--------------------------------------------------------------------------------

S.19

IMPORTANT: This information is a brief and selective summary of some of the tax rules that apply to an investment in a fund. Because tax matters are highly individual and complex, you should consult a qualified tax advisor.

GENERAL INFORMATION

AVAILABILITY AND TRANSFERABILITY OF FUND SHARES

Please consult your financial institution to determine availability of RiverSource funds. Currently, RiverSource funds may be purchased or sold through affiliated broker-dealers of RiverSource Investments and through certain unaffiliated financial institutions. If you set up an account at a financial institution that does not have, and is unable to obtain, a selling agreement with the distributor of the RiverSource funds, you will not be able to transfer RiverSource fund holdings to that account. In that event, you must either maintain your RiverSource fund holdings with your current financial institution, find another financial institution with a selling agreement, or sell your shares, paying any applicable CDSC. Please be aware that transactions in taxable accounts are taxable events and may result in income tax liability.

ADDITIONAL SERVICES AND COMPENSATION

In addition to acting as the fund's investment manager, RiverSource Investments and its affiliates also receive compensation for providing other services to the funds.

Administration Services. Ameriprise Financial, 200 Ameriprise Financial Center, Minneapolis, Minnesota 55474, provides or compensates others to provide administrative services to the RiverSource funds. These services include administrative, accounting, treasury, and other services. Fees paid by a fund for these services are included under "Other expenses" in the expense table under "Fees and Expenses."

Custody Services. Ameriprise Trust Company, 200 Ameriprise Financial Center, Minneapolis, Minnesota 55474 (the custodian or Ameriprise Trust Company), provides custody services to all but a limited number of the RiverSource funds, for which U.S. Bank National Association provides custody services. In addition, Ameriprise Trust Company is paid for certain transaction fees and out-of-pocket expenses incurred while providing services to the funds. Fees paid by a fund for these services are included under "Other expenses" in the expense table under "Fees and Expenses."

Distribution and Shareholder Services. RiverSource Distributors, Inc., 50611 Ameriprise Financial Center, Minneapolis, Minnesota 55474 (the distributor or RiverSource Distributors), provides underwriting and distribution services to the RiverSource funds. Under the Distribution Agreement and related distribution and shareholder servicing plans, the distributor receives distribution and shareholder servicing fees. The distributor may retain a portion of these fees to support its

--------------------------------------------------------------------------------
                                                                            S.20
distribution and shareholder servicing activity. The distributor re-allows the remainder of these fees (or the full fee) to the financial institutions that sell fund shares and provide services to shareholders. Fees paid by a fund for these services are set forth under "Distribution (12b-1) fees" in the expense table under "Fees and Expenses." More information on how these fees are used is set forth under "Investment Options -- Classes of Shares" and in the SAI. The distributor also administers any sales charges paid by an investor at the time of purchase or at the time of sale. See "Shareholder Fees (fees paid directly from your investment)" under "Fees and Expenses" for the scheduled sales charge of each share class. See "Buying and Selling Shares: Sales Charges" for variations in the scheduled sales charges, and for how these sales charges are used by the distributor. See "Other Investment Strategies and Risks" for the RiverSource funds' policy regarding directed brokerage.

Plan Administration Services. Under a Plan Administration Services Agreement the fund pays for plan administration services, including services such as implementation and conversion services, account set-up and maintenance, reconciliation and account recordkeeping, education services and administration to various plan types, including 529 plans, retirement plans and Health Savings Accounts (HSAs). Fees paid by a fund for these services are included under "Other expenses" in the expense table under "Fees and Expenses."

Transfer Agency Services. RiverSource Service Corporation, 734 Ameriprise Financial Center, Minneapolis, Minnesota 55474 (the transfer agent or RiverSource Service Corporation), provides or compensates others to provide transfer agency services to the RiverSource funds. The RiverSource funds pay the transfer agent a fee that varies by class, as set forth in the SAI, and reimburses the transfer agent for its out-of-pocket expenses incurred while providing these transfer agency services to the funds. Fees paid by a fund for these services are included under "Other expenses" in the expense table under "Fees and Expenses." RiverSource Service Corporation pays a portion of these fees to financial institutions that provide sub-recordkeeping and other services to fund shareholders. The SAI provides additional information about the services provided and the fee schedules for the transfer agent agreements.

PAYMENTS TO FINANCIAL INSTITUTIONS

The distributor and its affiliates make or support additional cash payments out of their own resources (including profits earned from providing services to the fund) to financial institutions, including inter-company allocation of resources or payments to affiliated broker-dealers, in connection with agreements between the distributor and financial institutions pursuant to which these financial institutions sell fund shares and provide services to their clients who are shareholders of the fund. These payments and intercompany allocations (collectively, "payments") do not change the price paid by investors in the fund or fund shareholders for the

--------------------------------------------------------------------------------

S.21
purchase or ownership of fund shares of the fund, and these payments are not reflected in the fees and expenses of the fund, as they are not paid by the fund.

In exchange for these payments, a financial institution may elevate the prominence or profile of the fund within the financial institution's organization, and may provide the distributor and its affiliates with preferred access to the financial institution's registered representatives or preferred access to the financial institution's customers. These arrangements are sometimes referred to as marketing and/or sales support payments, program and/or shareholder servicing payments, or revenue sharing payments. These arrangements create potential conflicts of interest between a financial institution's pecuniary interest and its duties to its customers, for example, if the financial institution receives higher payments from the sale of a certain fund than it receives from the sale of other funds, the financial institution or its representatives may be incented to recommend or sell shares of the fund where it receives or anticipates receiving the higher payment instead of other investment options that may be more appropriate for the customer. Employees of Ameriprise Financial and its affiliates, including employees of affiliated broker-dealers, may be separately incented to recommend or sell shares of the fund, as employee compensation and business unit operating goals at all levels are tied to the company's success. Certain employees, directly or indirectly, may receive higher compensation and other benefits as investment in the fund increases. In addition, management, sales leaders and other employees may spend more of their time and resources promoting Ameriprise Financial and its subsidiary companies, including RiverSource Investments, and the distributor, and the products they offer, including the fund.

These payments are typically negotiated based on various factors including, but not limited to, the scope and quality of the services provided by the financial institution, its reputation in the industry, its ability to attract and retain assets, its access to target markets, its customer relationships, the profile the fund may obtain within the financial institution, and the access the distributor or other representatives of the fund may have within the financial institution for advertisement or education, including opportunities to present at or sponsor conferences for the registered representatives of the financial institution and its customers.

These payments are usually calculated based on a percentage of fund assets owned through the financial institution and/or as a percentage of fund sales attributable to the financial institution. Certain financial institutions require flat fees instead of, or in addition to, these asset-based fees as compensation for including or maintaining a fund on their platforms, and, in certain situations, may require the reimbursement of ticket or operational charges -- fees that a financial institution charges its registered representatives for effecting transactions in the fund. The amount of payment varies by financial institution (e.g., initial platform set-up fees, ongoing maintenance or service fees, or asset or sales based fees). The amount of payments also varies by the type of sale. For instance, purchases of one type of fund may

--------------------------------------------------------------------------------
                                                                            S.22
warrant a greater or lesser amount of payments than purchases of another type of fund. Additionally, sale and maintenance of shares on a retail basis may result in a greater or lesser amount of payments than for the sale and maintenance of shares made through a plan, wrap or other fee-based program. Payments to affiliates may include payments as compensation to employees of RiverSource Investments who are licensed by the distributor in respect of certain sales and solicitation activity on behalf of the fund. These payments may be and often are significant. Additional information concerning the amount and calculation of these payments is available in the fund's SAI.

Payments to affiliated broker-dealers are within the range of the payments the distributor pays to similarly-situated third party financial institutions and the payments such affiliated broker-dealers receive from third party fund sponsors related to the sale of their sponsored funds. However, because of the large amount of RiverSource fund assets (in aggregate) currently held in customer accounts of the affiliated broker-dealers, the distributor and its affiliates, in the aggregate, pay significantly more in absolute dollars than other third-party fund sponsors pay to the affiliated broker-dealers for the sale and servicing of their sponsored funds. This level of payment creates potential conflicts of interest which the affiliated broker-dealers seek to mitigate by disclosure and implementation of internal controls, as well as the rules and regulations of applicable regulators.

From time to time, to the extent permitted by SEC and NASD rules and by other applicable laws and regulations, the distributor and its affiliates may make other reimbursements or payments to financial institutions or their registered representatives, including non-cash compensation, in the form of gifts of nominal value, occasional meals, tickets, or other entertainment, support for due diligence trips, training and educational meetings or conference sponsorships, support for recognition programs, and other forms of non-cash compensation permissible under regulations to which these financial institutions and their representatives are subject. To the extent these are made as payments instead of reimbursement, they may provide profit to the financial institution to the extent the cost of such services was less than the actual expense of the service.

The financial institution through which you are purchasing or own shares of the fund has been authorized directly or indirectly by the distributor to sell the fund and/or to provide services to you as a shareholder of the fund. Investors and current shareholders may wish to take such payment arrangements into account when considering and evaluating any recommendations they receive relating to fund shares. If you have questions regarding the specific details regarding the payments your financial institution may receive from the distributor or its affiliates related to your purchase or ownership of the fund, please contact your financial institution. The SAI contains additional detail regarding payments made by the distributor to financial institutions.

--------------------------------------------------------------------------------

S.23

The payments described in this section are in addition to fees paid by the fund to the distributor under 12b-1 plans, which fees may be used to compensate financial institutions for the distribution of fund shares and the servicing of fund shareholders, or paid by the fund to the transfer agent under the transfer agent agreement or plan administration agreement, which fees may be used to support networking or servicing fees to compensate financial institutions for supporting shareholder account maintenance, sub-accounting, plan recordkeeping or other services provided directly by the financial institution to shareholders or plans and plan participants, including retirement plans, 529 plans, Health Savings Account plans, or other plans, where participants beneficially own shares of the fund.

Financial institutions may separately charge you additional fees. See "Buying and Selling Shares."

ADDITIONAL MANAGEMENT INFORMATION

MANAGER OF MANAGERS EXEMPTION. The RiverSource funds have received an order from the Securities and Exchange Commission that permits RiverSource Investments, subject to the approval of the Board, to appoint a subadviser or change the terms of a subadvisory agreement for a fund without first obtaining shareholder approval. The order permits the fund to add or change unaffiliated subadvisers or change the fees paid to subadvisers from time to time without the expense and delays associated with obtaining shareholder approval of the change.

RiverSource Investments or its affiliates may have other relationships, including significant financial relationships, with current or potential subadvisers or their affiliates, which may create a conflict of interest. In making recommendations to the Board to appoint or to change a subadviser, or to change the terms of a subadvisory agreement, RiverSource Investments does not consider any other relationship it or its affiliates may have with a subadviser, and RiverSource Investments discloses the nature of any material relationships it has with a subadviser to the Board.

AFFILIATED PRODUCTS. RiverSource Investments also serves as investment manager to RiverSource funds that provide asset-allocation services to shareholders by investing in shares of other RiverSource funds (Funds of Funds) and to discretionary managed accounts (collectively referred to as "affiliated products"). A fund may experience relatively large purchases or redemptions from the affiliated products. Although RiverSource Investments seeks to minimize the impact of these transactions by structuring them over a reasonable period of time or through other measures, a fund may experience increased expenses as it buys and sells securities to manage transactions for the affiliated products. In addition, because the affiliated products may own a substantial portion of a fund, a redemption by one or more affiliated product could cause a fund's expense ratio to increase as the fund's fixed costs would be spread over a smaller asset base. RiverSource Investments monitors expense levels and is committed to offering

--------------------------------------------------------------------------------

                                                                            S.24
funds that are competitively priced. RiverSource Investments will report to the Board on the steps it has taken to manage any potential conflicts.

CASH RESERVES. A fund may invest its daily cash balance in RiverSource Short-Term Cash Fund (Short-Term Cash Fund), a money market fund established for the exclusive use of the RiverSource funds and other institutional clients of RiverSource Investments. While Short-Term Cash Fund does not pay an advisory fee to RiverSource Investments, it does incur other expenses, and is expected to operate at a very low expense ratio. A fund will invest in Short-Term Cash Fund only to the extent it is consistent with the fund's investment objectives and policies. Short-Term Cash Fund is not insured or guaranteed by the FDIC or any other government agency.

FUND HOLDINGS DISCLOSURE. The Board has adopted policies and procedures that govern the timing and circumstances of disclosure to shareholders and third parties of information regarding the securities owned by a fund. A description of these policies and procedures is included in the SAI.

LEGAL PROCEEDINGS. Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the fund. Information regarding certain pending and settled legal proceedings may be found in the Fund's shareholder reports and in the SAI. Additionally, Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

--------------------------------------------------------------------------------

S.25

RiverSource Funds can be purchased from authorized financial institutions. The fund can be found under the "RiverSource" banner in most mutual fund quotations.


Additional information about the fund and its investments is available in the fund's SAI, and annual and semiannual reports to shareholders. In the fund's annual report, you will find a discussion of market conditions and investment strategies that significantly affected the fund's performance during its most recent fiscal year. The SAI is incorporated by reference in this prospectus. For a free copy of the SAI, the annual report, or the semiannual report, or to request other information about the fund, contact RiverSource Funds or your financial institution. To make a shareholder inquiry, contact the financial institution through whom you purchased the fund.

RiverSource Funds
734 Ameriprise Financial Center
Minneapolis, MN 55474
(888) 791-3380

RiverSource Funds information available at RiverSource Investments website address:
riversource.com/funds


You may review and copy information about the fund, including the SAI, at the Securities and Exchange Commission's (Commission) Public Reference Room in Washington, D.C. (for information about the public reference room call 1-202-551-8090). Reports and other information about the fund are available on the EDGAR Database on the Commission's Internet site at www.sec.gov. Copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing to the Public Reference Section of the Commission, 100 F Street, N.E., Washington, D.C. 20549-0102.


Investment Company Act File #811-5696


TICKER SYMBOL
Class A: IGLGX     Class B: IDGBX     Class C: RGCEX
Class R2: --       Class R3: --       Class R4: IDGYX    Class R5: --       Class W: --



(RIVERSOURCE INVESTMENTS LOGO)                              S-6334-99 AD (12/07)

Prospectus

                                                  (RIVERSOURCE INVESTMENTS LOGO)

RIVERSOURCE(R)
GLOBAL TECHNOLOGY FUND


PROSPECTUS DEC. 28, 2007

RIVERSOURCE GLOBAL TECHNOLOGY FUND SEEKS TO PROVIDE SHAREHOLDERS WITH LONG-TERM CAPITAL GROWTH.

Classes A, B, C, I and R4

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus.
Any representation to the contrary is a criminal offense.

You may qualify for sales charge discounts on purchases of Class A shares. Please notify your financial institution if you have other accounts holding shares of RiverSource funds to determine whether you qualify for a sales charge discount. See "Buying and Selling Shares" for more information.

 NOT FDIC INSURED - MAY LOSE VALUE - NO BANK GUARANTEE

TABLE OF CONTENTS


THE FUND....................................................      3P
Objective...................................................      3p
Principal Investment Strategies.............................      3p
Principal Risks.............................................      4p
Past Performance............................................      5p
Fees and Expenses...........................................      8p
Other Investment Strategies and Risks.......................     10p
Fund Management and Compensation............................     12p
FINANCIAL HIGHLIGHTS........................................     14P
BUYING AND SELLING SHARES...................................     S.1
Description of Share Classes................................     S.1
   Investment Options -- Classes of Shares .................     S.1
   Sales Charges............................................     S.5
   Opening an Account.......................................    S.10
Exchanging or Selling Shares................................    S.13
   Exchanges................................................    S.15
   Selling Shares...........................................    S.17
VALUING FUND SHARES.........................................    S.17
DISTRIBUTIONS AND TAXES.....................................    S.18
Dividends and Capital Gain Distributions....................    S.19
Reinvestments...............................................    S.19
Taxes.......................................................    S.19
GENERAL INFORMATION.........................................    S.20


--------------------------------------------------------------------------------

2P RIVERSOURCE GLOBAL TECHNOLOGY FUND -- 2007 PROSPECTUS

THE FUND

OBJECTIVE

RiverSource Global Technology Fund (the Fund) seeks to provide shareholders with long-term capital growth. Because any investment involves risk, there is no assurance this objective can be achieved. Only shareholders can change the Fund's objective.

PRINCIPAL INVESTMENT STRATEGIES

The Fund focuses on equity securities of companies in the information technology industry throughout the world. Although the Fund may invest in securities of issuers located in any country, at any given time the portfolio may hold primarily securities of issuers located in the U.S. Because of the multinational character of the technology industry, the headquarters, principal operations and primary sources of revenues of the companies in which the Fund invests may be located in the U.S. or outside the U.S. Under normal market conditions, at least 80% of the Fund's net assets are invested in securities of companies in the technology industry. The Fund will provide shareholders with at least 60 days' notice of any change in the 80% policy.

In pursuit of the Fund's objective, the investment manager (RiverSource Investments, LLC) chooses investments by:

- Identifying companies that the investment manager believes to be principally engaged in the development, advancement, production, and/or use of products or services related to information processing, data processing, and/or information presentation.

- Identifying companies with:

  - high demand for their products and/or services;

  - competitive market position; and

  - effective management.

- Considering opportunities and risks within the technology, telecommunications, and media sectors.

In evaluating whether to sell a security, the investment manager considers, among other factors, whether:

  - The security is overvalued relative to alternative investments.

  - The company or the security continues to meet the standards described above.

  - The company meets earnings expectations.

  - The company's particular industry experiences a broad down-turn.

--------------------------------------------------------------------------------

                        RIVERSOURCE GLOBAL TECHNOLOGY FUND -- 2007 PROSPECTUS 3P

PRINCIPAL RISKS

This Fund is designed for investors with above-average risk tolerance. Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:

ACTIVE MANAGEMENT RISK. The Fund is actively managed and its performance therefore will reflect in part the ability of the portfolio managers to select securities and to make investment decisions that are suited to achieving the Fund's investment objective. Due to its active management, the Fund could underperform other mutual funds with similar investment objectives.

FOREIGN RISK. The following are all components of foreign risk:

Country risk includes the political, economic, and other conditions of the country. These conditions include lack of publicly available information, less government oversight (including lack of accounting, auditing, and financial reporting standards), the possibility of government-imposed restrictions, and even the nationalization of assets. The liquidity of foreign investments may be more limited than for most U.S. investments, which means that, at times it may be difficult to sell foreign securities at desirable prices.

Currency risk results from the constantly changing exchange rate between local currency and the U.S. dollar. Whenever the Fund holds securities valued in a foreign currency or holds the currency, changes in the exchange rate add to or subtract from the value of the investment.

Custody risk refers to the process of clearing and settling trades. It also covers holding securities with local agents and depositories. Low trading volumes and volatile prices in less developed markets make trades harder to complete and settle. Local agents are held only to the standard of care of the local market. Governments or trade groups may compel local agents to hold securities in designated depositories that are not subject to independent evaluation. The less developed a country's securities market is, the greater the likelihood of problems occurring.

MARKET RISK. The market value of securities may fall or fail to rise. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. The market value of securities may fluctuate, sometimes rapidly and unpredictably. This risk is generally greater for small and mid-sized companies, which tend to be more vulnerable to adverse developments. In addition, focus on a particular style, for example, investment in growth or value securities, may cause the Fund to underperform other mutual funds if that style falls out of favor with the market.

--------------------------------------------------------------------------------

4P RIVERSOURCE GLOBAL TECHNOLOGY FUND -- 2007 PROSPECTUS

SECTOR RISK. The Fund may invest a significant part of its total assets in securities of companies primarily engaged in the technology, media or telecommunications sectors. This may result in greater fluctuations in value than would be the case for a fund invested in a wider variety of unrelated industries. As these sectors increase or decrease in favor with the investing public, the price of securities of companies that rely heavily on those sectors could become increasingly sensitive to downswings in the economy.

PAST PERFORMANCE

The following bar chart and table provide some illustration of the risks of investing in the Fund by showing, respectively:

- how the Fund's performance has varied for each full calendar year shown on the bar chart; and

- how the Fund's average annual total returns compare to recognized indexes shown on the table.

Both the bar chart and the table assume that all distributions have been reinvested. The performance of different classes varies because of differences in sales charges and other fees and expenses. How the Fund has performed in the past (before and after taxes) does not indicate how the Fund will perform in the future. Performance reflects any fee waivers/expense caps in effect for the periods reported. In the absence of such fee waivers/expense caps, performance would have been lower. See "Fees and Expenses" for any current fee waivers/expense caps.

Bar Chart. Class A share information is shown in the bar chart; the sales charge for Class A shares is not reflected in the bar chart.

Table. The table shows total returns from hypothetical investments in Class A, Class B, Class C, Class I and Class R4 shares of the Fund. These returns are compared to the indexes shown for the same periods. For purposes of the performance calculation in the table we assumed:

- the maximum sales charge for Class A shares;

- sales at the end of the period and deduction of the applicable contingent deferred sales charge (CDSC) for Class B and Class C shares;


- no sales charge for Class I and Class R4 shares; and



- with the exception of Class A shares, no adjustments for taxes paid by an investor on the reinvested income and capital gains.


--------------------------------------------------------------------------------

                        RIVERSOURCE GLOBAL TECHNOLOGY FUND -- 2007 PROSPECTUS 5P

AFTER-TAX RETURNS

After-tax returns are shown only for Class A shares. After-tax returns for the other classes will vary. After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns will depend on your tax situation and most likely will differ from the returns shown in the table. If you hold your shares in a tax-deferred account, such as a 401(k) plan or an IRA, the after-tax returns do not apply to you since you will not incur taxes until you begin to withdraw from your account.

The return after taxes on distributions for a period may be the same as the return before taxes for the same period if there were no distributions or if the distributions were small. The return after taxes on distributions and sale of Fund shares for a period may be greater than the return before taxes for the same period if there was a tax loss realized on sale of Fund shares. The benefit of the tax loss (since it can be used to offset other gains) may result in a higher return.

--------------------------------------------------------------------------------
                           CLASS A SHARE PERFORMANCE
                           (BASED ON CALENDAR YEARS)

                                  (BAR CHART)

              +7.56%     +41.51%   +145.12%    -23.19%    -53.79%    -42.08%    +72.64%    +9.29%     +5.00%     +20.00%
               1997       1998       1999       2000       2001       2002       2003       2004       2005       2006


During the periods shown in the bar chart, the highest return for a calendar quarter was +86.25% (quarter ended Dec. 31, 1999) and the lowest return for a calendar quarter was -48.48% (quarter ended March 31, 2001).


The 5.75% sales charge applicable to Class A shares of the Fund is not reflected in the bar chart; if reflected, returns would be lower than those shown. The performance of other classes may vary from that shown because of differences in expenses.

The Fund's Class A year-to-date return at Sept. 30, 2007 was +14.29%.

Prior to April 19, 2000, the Fund had not engaged in a broad public offering of its shares, or been subject to redemption requests. It had sold shares only to a single investor. One factor impacting the Fund's 1999 performance was the high concentration in technology investments, particularly in securities of internet and communication companies. These investments performed well and had a greater effect on the Fund's performance than similar investments made by other funds because of the high concentration, the lack of cash flows and the smaller size of the Fund. There is no assurance that the Fund's future investments will result in the same level or performance.
The Fund formerly was a "feeder" fund in a master/feeder arrangement where the Fund invested all of its assets in a corresponding "master" fund with an identical investment objective and investment strategies. As of Dec. 6, 2005, the Fund became a stand-alone fund that invests directly in a portfolio of securities. The information shown in the table and in the financial highlights for the Fund includes the activity of the Fund when it was a feeder in a master/feeder arrangement.

--------------------------------------------------------------------------------

6P RIVERSOURCE GLOBAL TECHNOLOGY FUND -- 2007 PROSPECTUS

AVERAGE ANNUAL TOTAL RETURNS (FOR PERIODS ENDED DEC. 31, 2006)



                                                                 SINCE       SINCE
                                                               INCEPTION   INCEPTION
                                1 YEAR    5 YEARS   10 YEARS   (CLASS C)   (CLASS I)
 RiverSource Global Technology
 Fund:
   Class A
      Return before taxes       +13.11%   +5.35%     +5.57%(a)     N/A         N/A
      Return after taxes on
      distributions             +13.11%   +5.35%     +2.94%(a)     N/A         N/A
      Return after taxes on
      distributions and
      sale of fund shares        +8.52%   +4.61%     +4.56%(a)     N/A         N/A
   Class B
      Return before taxes       +14.13%   +5.54%     +5.38%(a)     N/A         N/A
   Class C
      Return before taxes       +17.48%   +5.86%       N/A      -12.10%(b)     N/A
   Class I
      Return before taxes       +20.66%     N/A        N/A         N/A      +18.27%(c)
   Class R4*
      Return before taxes       +20.38%   +6.89%     +6.28%(a)     N/A         N/A
 S&P GSTI(R) Composite Index
 (reflects no deduction for
 fees, expenses or taxes)        +8.96%   +1.05%     +6.32%(d)  -11.78%(e)   +9.84%(f)
 Lipper Science and Technology
 Funds Index                     +6.73%   +0.76%     +4.83%(d)  -12.05%(e)  +11.74%(f)


 *   Effective Dec. 11, 2006, Class Y was renamed Class R4.
(a)  Inception date is Nov. 13, 1996.
(b)  Inception date is June 26, 2000.
(c)  Inception date is July 15, 2004.
(d)  Measurement period started Dec. 1, 1996.
(e)  Measurement period started July 1, 2000.
(f)  Measurement period started Aug. 1, 2004.


The S&P GSTI Composite Index, formerly known as the Goldman Sachs Technology Index(R) (GSTI(R)) Composite Index, an unmanaged index, is a market capitalization-weighted index of approximately 200 stocks designed to measure the performance of companies in the technology sector. The index reflects reinvestment of all distributions and changes in market prices.


The Lipper Science and Technology Funds Index includes the 30 largest science and technology funds tracked by Lipper Inc. The index's returns include net reinvested dividends. The Fund's performance is currently measured against this index for purposes of determining the performance incentive adjustment. See "Fund Management and Compensation" for more information.

--------------------------------------------------------------------------------

                        RIVERSOURCE GLOBAL TECHNOLOGY FUND -- 2007 PROSPECTUS 7P

FEES AND EXPENSES


Fund investors pay various expenses. The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Expenses are based on the Fund's most recent fiscal year.


SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)



                                                                                  CLASS I
                                                                                   CLASS
                                                 CLASS A    CLASS B    CLASS C     R4(b)
 Maximum sales charge (load) imposed on
 purchases
 (as a percentage of offering price)              5.75%(a)   None       None         None
 Maximum deferred sales charge (load) imposed
 on sales
 (as a percentage of offering price at time
 of purchase)                                      None        5%         1%         None



ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)




AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS:
                                                             CLASS A    CLASS B    CLASS C
 Management fees(c)                                           0.82%      0.82%      0.82%
 Distribution (12b-1) fees                                    0.25%      1.00%      1.00%
 Other expenses(d)                                            0.53%      0.56%      0.54%
 Total annual fund operating expenses                         1.60%      2.38%      2.36%




                                                                CLASS I    CLASS R4(b)
 Management fees(c)                                              0.82%        0.82%
 Distribution (12b-1) fees                                       0.00%        0.00%
 Other expenses(d)                                               0.17%        0.52%
 Total annual fund operating expenses                            0.99%        1.34%(e)


(a) This charge may be reduced depending on the value of your total investments in RiverSource Funds. See "Sales Charges."

(b) Effective Dec. 11, 2006, the following changes were implemented: renaming Class Y as Class R4, terminating the shareholder servicing agreement, revising the fee structure under the transfer agent agreement from account-based to asset-based, and adopting a plan administration services agreement.


(c) Includes the impact of a performance incentive adjustment fee that increased the management fee by 0.10% for the most recent fiscal year. The index against which the Fund's performance is measured for purposes of determining the performance incentive adjustment is the Lipper Science and Technology Funds Index. See "Fund Management and Compensation" for more information.


(d) Other expenses include an administrative services fee, a transfer agency fee, a custody fee, other nonadvisory expenses and, for Class R4, a plan administration services fee. Other expenses may also include fees and expenses of affiliated and unaffiliated funds (acquired funds) which the Fund indirectly bears when it invests in the acquired funds. The impact of these acquired funds fees and expenses for the most recent fiscal period was less than 0.01%. Because acquired funds will have varied expense and fee levels and the Fund may own different proportions of acquired funds at different times, the amount of fees and expenses incurred by the Fund with respect to such investments will vary.


(e) The investment manager and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses until Oct. 31, 2008, unless sooner terminated at the discretion of the Fund's Board. Any amounts waived will not be reimbursed by the Fund. Under this agreement, net fund expenses (excluding fees and expenses of acquired funds), before giving effect to any performance incentive adjustment, will not exceed 1.41% for Class R4.


--------------------------------------------------------------------------------

8P RIVERSOURCE GLOBAL TECHNOLOGY FUND -- 2007 PROSPECTUS

EXAMPLES

These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

These examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. These examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


                                             1 YEAR      3 YEARS      5 YEARS      10 YEARS
 Class A(a)                                   $728       $1,051       $1,397        $2,371
 Class B                                      $741(b)    $1,143(b)    $1,471(b)     $2,526(c)
 Class C                                      $339(b)    $  737       $1,261        $2,700
 Class I                                      $101       $  316       $  548        $1,218
 Class R4                                     $136       $  425       $  735        $1,618


(a)  Includes a 5.75% sales charge.
(b)  Includes the applicable CDSC.
(c) Based on conversion of Class B shares to Class A shares in the ninth year of ownership.

You would pay the following expenses if you did not redeem your shares:


                                             1 YEAR      3 YEARS      5 YEARS      10 YEARS
 Class A(a)                                   $728       $1,051       $1,397        $2,371
 Class B                                      $241       $  743       $1,271        $2,526(b)
 Class C                                      $239       $  737       $1,261        $2,700
 Class I                                      $101       $  316       $  548        $1,218
 Class R4                                     $136       $  425       $  735        $1,618


(a)  Includes a 5.75% sales charge.
(b) Based on conversion of Class B shares to Class A shares in the ninth year of ownership.

--------------------------------------------------------------------------------

                        RIVERSOURCE GLOBAL TECHNOLOGY FUND -- 2007 PROSPECTUS 9P

OTHER INVESTMENT STRATEGIES AND RISKS


Other Investment Strategies. In addition to the principal investment strategies previously described, the Fund may utilize investment strategies that are not principal investment strategies, including investment in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds (ETFs), also referred to as "acquired funds") ownership of which results in the Fund bearing its proportionate share of the acquired funds' fees and expenses. Although ETFs are designed to replicate the price and yield of a specified market index, there is no guarantee that an ETF will track its specified market index, which may result in a loss. Additionally, the Fund may use derivatives such as futures, options, forward contracts, and swaps (which are financial instruments that have a value which depends upon, or is derived from, the value of something else, such as one or more underlying securities, pools of securities, indexes or currencies). These derivative instruments are used to produce incremental earnings, to hedge existing positions, to increase or reduce market or credit exposure, or to increase flexibility. Derivative instruments will typically increase the Fund's exposure to the principal risks to which it is otherwise exposed, and may expose the Fund to additional risks, including counterparty credit risk, leverage risk, hedging risk, correlation risk, and liquidity risk. Counterparty credit risk is the risk that a counterparty to the derivative instrument becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, and the Fund may obtain no recovery of its investment or may only obtain a limited recovery, and any recovery may be delayed. Hedging risk is the risk that derivative instruments used to hedge against an opposite position, may offset losses, but they may also offset gains. Correlation risk is related to hedging risk and is the risk that there may be an incomplete correlation between the hedge and the opposite position, which may result in increased or unanticipated losses. Liquidity risk is the risk that the derivative instrument may be difficult or impossible to sell or terminate, which may cause the Fund to be in a position to do something the investment manager would not otherwise choose, including, accepting a lower price for the derivative instrument, selling other investments, or foregoing another, more appealing investment opportunity. Leverage risk is the risk that losses from the derivative instrument may be greater than the amount invested in the derivative instrument. In addition, a relatively small price movement in the underlying security, currency or index may result in a substantial gain or loss for the Fund using derivatives and certain derivatives have the potential for unlimited losses, regardless of the size of the initial investment. Even though the Fund's policies permit the use of derivatives in this manner, the portfolio managers are not required to use derivatives. For more information on strategies and holdings, and the risks of such strategies, including derivative instruments that the Fund may use, see the Fund's Statement of Additional Information (SAI) and its annual and semiannual reports.


--------------------------------------------------------------------------------

10P RIVERSOURCE GLOBAL TECHNOLOGY FUND -- 2007 PROSPECTUS

Unusual Market Conditions. During unusual market conditions, the Fund may temporarily invest more of its assets in money market securities than during normal market conditions. Although investing in these securities would serve primarily to attempt to avoid losses, this type of investing also could prevent the Fund from achieving its investment objective. During these times, the portfolio managers may make frequent securities trades that could result in increased fees, expenses and taxes, and decreased performance. Instead of investing in money market securities directly, the Fund may invest in shares of an affiliated money market fund. See "Cash Reserves" for more information.


Securities Transaction Commissions. Securities transactions involve the payment by the Fund of brokerage commissions to broker-dealers, on occasion as compensation for research or brokerage services (commonly referred to as "soft dollars"), as the portfolio managers buy and sell securities for the Fund in pursuit of its objective. A description of the policies governing the Fund's securities transactions and the dollar value of brokerage commissions paid by the Fund are set forth in the SAI. The brokerage commissions set forth in the SAI do not include implied commissions or mark-ups (implied commissions) paid by the Fund for principal transactions (transactions made directly with a dealer or other counterparty), including most fixed income securities (and certain other instruments, including derivatives). Brokerage commissions do not reflect other elements of transaction costs, including the extent to which the Fund's purchase and sale transactions may cause the market to move and change the market price for an investment.

Although brokerage commissions and implied commissions are not reflected in the expense table under "Fees and Expenses," they are reflected in the total return of the Fund.


Portfolio Turnover. Trading of securities may produce capital gains, which are taxable to shareholders when distributed. Active trading may also increase the amount of brokerage commissions paid or mark-ups to broker-dealers that the Fund pays when it buys and sells securities. Capital gains and increased brokerage commissions or mark-ups paid to broker-dealers may adversely affect a fund's performance. The Fund's historical portfolio turnover rate, which measures how frequently the Fund buys and sells investments, is shown in the "Financial Highlights."


Directed Brokerage. The Fund's Board of Directors (Board) has adopted a policy prohibiting the investment manager, or any subadviser, from considering sales of shares of the Fund as a factor in the selection of broker-dealers through which to execute securities transactions.

Additional information regarding securities transactions can be found in the SAI.

--------------------------------------------------------------------------------

                       RIVERSOURCE GLOBAL TECHNOLOGY FUND -- 2007 PROSPECTUS 11P

FUND MANAGEMENT AND COMPENSATION

INVESTMENT MANAGER

RiverSource Investments, LLC (the investment manager or RiverSource Investments), 200 Ameriprise Financial Center, Minneapolis, Minnesota 55474, is the investment manager to the RiverSource funds, and is a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Ameriprise Financial is a financial planning and financial services company that has been offering solutions for clients' asset accumulation, income management and protection needs for more than 110 years. In addition to managing investments for all of the RiverSource funds, RiverSource Investments manages investments for itself and its affiliates. For institutional clients, RiverSource Investments and its affiliates provide investment management and related services, such as separate account asset management, and institutional trust and custody, as well as other investment products. For all of its clients, RiverSource Investments seeks to allocate investment opportunities in an equitable manner over time. See the SAI for more information.


The Fund pays RiverSource Investments a fee for managing its assets. Under the Investment Management Services Agreement (Agreement), the fee for the most recent fiscal year was 0.82% of the Fund's average daily net assets, including an adjustment under the terms of a performance incentive arrangement. The adjustment is computed by comparing the Fund's performance to the performance of an index of comparable funds published by Lipper Inc. The index against which the Fund's performance is currently measured for purposes of the performance incentive adjustment is the Lipper Science and Technology Funds Index. In certain circumstances, the Fund's Board may approve a change in the index. The maximum adjustment (increase or decrease) is 0.12% of the Fund's average net assets on an annual basis. Under the Agreement, the Fund also pays taxes, brokerage commissions, and nonadvisory expenses. A discussion regarding the basis for the Board approving the Agreement is available in the Fund's most recent annual or semiannual shareholder report.



Portfolio Manager(s). The portfolio managers responsible for the day-to-day management of the Fund are:



Robert Ewing, CFA, Portfolio Manager



- Managed the Fund since 2007.



- Joined RiverSource Investments in 2002.



- Analyst and Portfolio Manager, Fidelity Investments, 1990 to 2002.



- Began investment career in 1988.



- BS, Boston College Carroll School of Management.



Nick Thakore, Portfolio Manager


- Managed the Fund since 2007.



- Joined RiverSource Investments in 2002.


--------------------------------------------------------------------------------
12P RIVERSOURCE GLOBAL TECHNOLOGY FUND -- 2007 PROSPECTUS

- Analyst and Portfolio Manager, Fidelity Investments, 1993 to 2002.



- Began investment career in 1993.



- MBA, Wharton School, University of Pennsylvania.



Messrs. Ewing and Thakore lead a team of research analysts in determining the allocation of the portfolio among various sectors of the technology industry. Each of the research analysts on the team covers one or more of these sectors and, under the oversight of Messrs. Ewing and Thakore, is responsible for selecting investments based on the portfolio sector allocation determination.


The SAI provides additional information about portfolio manager compensation, management of other accounts and ownership of shares in the Fund.

--------------------------------------------------------------------------------

                       RIVERSOURCE GLOBAL TECHNOLOGY FUND -- 2007 PROSPECTUS 13P

FINANCIAL HIGHLIGHTS


THE FINANCIAL HIGHLIGHTS TABLES ARE INTENDED TO HELP YOU UNDERSTAND THE FUND'S FINANCIAL PERFORMANCE. CERTAIN INFORMATION REFLECTS FINANCIAL RESULTS FOR A SINGLE FUND SHARE. THE TOTAL RETURNS IN THE TABLES REPRESENT THE RATE THAT AN INVESTOR WOULD HAVE EARNED OR LOST ON AN INVESTMENT IN THE FUND (ASSUMING REINVESTMENT OF ALL DIVIDENDS AND DISTRIBUTIONS). THE INFORMATION FOR THE FISCAL YEAR ENDED OCT. 31, 2007 HAS BEEN DERIVED FROM THE FINANCIAL STATEMENTS AUDITED BY ERNST & YOUNG LLP, WHOSE REPORT, ALONG WITH THE FUND'S FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS, IS INCLUDED IN THE ANNUAL REPORT WHICH, IF NOT INCLUDED WITH THIS PROSPECTUS, IS AVAILABLE UPON REQUEST. THE INFORMATION FOR THE PERIODS ENDED ON OR BEFORE OCT. 31, 2006 HAS BEEN AUDITED BY KPMG LLP.


CLASS A

PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED OCT. 31,            2007              2006           2005           2004           2003
Net asset value, beginning of period      $2.42          $1.99          $1.83          $1.72          $1.03
-----------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)               (.02)(b)       (.02)          (.02)          (.03)          (.02)
Net gains (losses) (both realized and
 unrealized)                                .64            .45            .18            .14            .71
-----------------------------------------------------------------------------------------------------------
Total from investment operations            .62            .43            .16            .11            .69
-----------------------------------------------------------------------------------------------------------
Net asset value, end of period            $3.04          $2.42          $1.99          $1.83          $1.72
-----------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
Net assets, end of period (in
 millions)                                 $139           $123           $120           $146           $145
-----------------------------------------------------------------------------------------------------------
Total expenses(c),(d)                     1.60%          1.69%          1.75%          1.74%          1.94%
-----------------------------------------------------------------------------------------------------------
Net investment income (loss)              (.80%)         (.89%)         (.92%)        (1.48%)        (1.47%)
-----------------------------------------------------------------------------------------------------------
Portfolio turnover rate                    167%           196%           115%           349%           546%
-----------------------------------------------------------------------------------------------------------
Total return(e)                          25.62%         21.61%          8.74%          6.40%         66.99%
-----------------------------------------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b) Per share amount has been calculated using the average shares outstanding method.
(c) Expense ratio is before reduction of earnings and bank fee credits on cash balances. Includes the impact of a performance incentive adjustment fee, if any.
(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(e)  Total return does not reflect payment of a sales charge.

--------------------------------------------------------------------------------

14P RIVERSOURCE GLOBAL TECHNOLOGY FUND -- 2007 PROSPECTUS

CLASS B

PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED OCT. 31,            2007              2006           2005           2004           2003
Net asset value, beginning of period      $2.09          $1.74          $1.60          $1.53           $.92
-----------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)               (.04)(b)       (.03)          (.03)          (.04)          (.03)
Net gains (losses) (both realized and
 unrealized)                                .56            .38            .17            .11            .64
-----------------------------------------------------------------------------------------------------------
Total from investment operations            .52            .35            .14            .07            .61
-----------------------------------------------------------------------------------------------------------
Net asset value, end of period            $2.61          $2.09          $1.74          $1.60          $1.53
-----------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
Net assets, end of period (in
 millions)                                  $43            $42            $46            $59            $64
-----------------------------------------------------------------------------------------------------------
Total expenses(c),(d)                     2.38%          2.47%          2.53%          2.52%          2.75%
-----------------------------------------------------------------------------------------------------------
Net investment income (loss)             (1.58%)        (1.66%)        (1.71%)        (2.26%)        (2.27%)
-----------------------------------------------------------------------------------------------------------
Portfolio turnover rate                    167%           196%           115%           349%           546%
-----------------------------------------------------------------------------------------------------------
Total return(e)                          24.88%         20.12%          8.75%          4.58%         66.30%
-----------------------------------------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b) Per share amount has been calculated using the average shares outstanding method.
(c) Expense ratio is before reduction of earnings and bank fee credits on cash balances. Includes the impact of a performance incentive adjustment fee, if any.
(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(e)  Total return does not reflect payment of a sales charge.

--------------------------------------------------------------------------------

                       RIVERSOURCE GLOBAL TECHNOLOGY FUND -- 2007 PROSPECTUS 15P

CLASS C

PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED OCT. 31,            2007              2006           2005           2004           2003
Net asset value, beginning of period      $2.10          $1.74          $1.61          $1.53           $.92
-----------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)               (.04)(b)       (.03)          (.03)          (.04)          (.03)
Net gains (losses) (both realized and
 unrealized)                                .56            .39            .16            .12            .64
-----------------------------------------------------------------------------------------------------------
Total from investment operations            .52            .36            .13            .08            .61
-----------------------------------------------------------------------------------------------------------
Net asset value, end of period            $2.62          $2.10          $1.74          $1.61          $1.53
-----------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
Net assets, end of period (in
 millions)                                   $4             $3             $3             $4             $4
-----------------------------------------------------------------------------------------------------------
Total expenses(c),(d)                     2.36%          2.45%          2.52%          2.49%          2.72%
-----------------------------------------------------------------------------------------------------------
Net investment income (loss)             (1.56%)        (1.66%)        (1.69%)        (2.23%)        (2.26%)
-----------------------------------------------------------------------------------------------------------
Portfolio turnover rate                    167%           196%           115%           349%           546%
-----------------------------------------------------------------------------------------------------------
Total return(e)                          24.76%         20.69%          8.07%          5.23%         66.30%
-----------------------------------------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b) Per share amount has been calculated using the average shares outstanding method.
(c) Expense ratio is before reduction of earnings and bank fee credits on cash balances. Includes the impact of a performance incentive adjustment fee, if any.
(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(e)  Total return does not reflect payment of a sales charge.

--------------------------------------------------------------------------------

16P RIVERSOURCE GLOBAL TECHNOLOGY FUND -- 2007 PROSPECTUS

CLASS I

PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED OCT. 31,            2007              2006           2005        2004(B)
Net asset value, beginning of period      $2.46          $2.01          $1.83          $1.70
-----------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)               (.01)(c)       (.01)          (.01)          (.02)
Net gains (losses) (both realized and
 unrealized)                                .66            .46            .19            .15
-----------------------------------------------------------------------------------------------------------
Total from investment operations            .65            .45            .18            .13
-----------------------------------------------------------------------------------------------------------
Net asset value, end of period            $3.11          $2.46          $2.01          $1.83
-----------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
Net assets, end of period (in
 millions)                                  $--            $--            $--            $--
-----------------------------------------------------------------------------------------------------------
Total expenses(d),(e)                      .99%          1.01%          1.04%          1.03%(f)
-----------------------------------------------------------------------------------------------------------
Net investment income (loss)              (.19%)         (.22%)         (.21%)         (.73%)(f)
-----------------------------------------------------------------------------------------------------------
Portfolio turnover rate                    167%           196%           115%           349%
-----------------------------------------------------------------------------------------------------------
Total return(g)                          26.42%         22.39%          9.84%        7.65%(h)
-----------------------------------------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b)  For the period from July 15, 2004 (inception date) to Oct. 31, 2004.
(c) Per share amount has been calculated using the average shares outstanding method.
(d) Expense ratio is before reduction of earnings and bank fee credits on cash balances. Includes the impact of a performance incentive adjustment fee, if any.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(f)  Adjusted to an annual basis.
(g)  Total return does not reflect payment of a sales charge.
(h)  Not annualized.

--------------------------------------------------------------------------------

                       RIVERSOURCE GLOBAL TECHNOLOGY FUND -- 2007 PROSPECTUS 17P

CLASS R4*


PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED OCT. 31,            2007              2006           2005           2004           2003
Net asset value, beginning of period      $2.43          $2.00          $1.83          $1.72          $1.03
-----------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)               (.01)(b)       (.02)          (.02)          (.02)          (.02)
Net gains (losses) (both realized and
 unrealized)                                .65            .45            .19            .13            .71
-----------------------------------------------------------------------------------------------------------
Total from investment operations            .64            .43            .17            .11            .69
-----------------------------------------------------------------------------------------------------------
Net asset value, end of period            $3.07          $2.43          $2.00          $1.83          $1.72
-----------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
Net assets, end of period (in
 millions)                                  $--             $1            $--            $--            $--
-----------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(c),(d)              1.34%          1.47%          1.54%          1.55%          1.69%
-----------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(c),(d)              1.34%          1.47%          1.54%          1.55%          1.69%
-----------------------------------------------------------------------------------------------------------
Net investment income (loss)              (.52%)         (.68%)         (.73%)        (1.28%)        (1.25%)
-----------------------------------------------------------------------------------------------------------
Portfolio turnover rate                    167%           196%           115%           349%           546%
-----------------------------------------------------------------------------------------------------------
Total return(e)                          26.34%         21.50%          9.29%          6.40%         66.99%
-----------------------------------------------------------------------------------------------------------


 *   Effective Dec. 11, 2006, Class Y was renamed Class R4.
(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b) Per share amount has been calculated using the average shares outstanding method.
(c) Expense ratio is before reduction of earnings and bank fee credits on cash balances. Includes the impact of a performance incentive adjustment fee, if any.
(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(e)  Total return does not reflect payment of a sales charge.

--------------------------------------------------------------------------------

18P RIVERSOURCE GLOBAL TECHNOLOGY FUND -- 2007 PROSPECTUS

BUYING AND SELLING SHARES

The RiverSource funds are available through broker-dealers, certain 401(k) or other qualified and nonqualified plans, banks, or other financial intermediaries or institutions (financial institutions). THESE FINANCIAL INSTITUTIONS MAY CHARGE YOU ADDITIONAL FEES FOR THE SERVICES THEY PROVIDE AND THEY MAY HAVE DIFFERENT POLICIES NOT DESCRIBED IN THIS PROSPECTUS. Some policy differences may include different minimum investment amounts, exchange privileges, fund choices and cutoff times for investments. Additionally, recordkeeping, transaction processing and payments of distributions relating to your account may be performed by the financial institutions through which shares are held. Since the fund may not have a record of your transactions, you should always contact the financial institution through which you purchased the fund to make changes to or give instructions concerning your account or to obtain information about your account. The fund, the distributor and the transfer agent are not responsible for the failure of one of these financial institutions to carry out its obligations to its customers.

DESCRIPTION OF SHARE CLASSES

INVESTMENT OPTIONS -- CLASSES OF SHARES

The RiverSource funds offer different classes of shares. There are differences among the fees and expenses for each class. See the "Fees and Expenses" table for more information. Not everyone is eligible to buy every class. After determining which classes you are eligible to buy, decide which class best suits your needs. Your financial institution can help you with this decision. The following table shows the key features of each class. (The cover of this prospectus indicates which classes are currently offered for this Fund.)

INVESTMENT OPTIONS SUMMARY

See the "Fees and Expenses" table to determine which classes are offered by this fund.

                                                  CONTINGENT                                   PLAN
                               INITIAL            DEFERRED SALES             DISTRIBUTION AND  ADMINISTRATION
           AVAILABILITY        SALES CHARGE       CHARGE (CDSC)              SERVICE FEE(A)    FEE
-------------------------------------------------------------------------------------------------------------
Class A    Available to        Yes. Payable at    No.                        Yes.              No.
           all investors.      time of purchase.                             0.25%
                               Lower sales
                               charge for larger
                               investments.
-------------------------------------------------------------------------------------------------------------
Class      Available to        No. Entire         Maximum 5% CDSC during     Yes.              No.
  B(b)     all investors.      purchase price is  the first year decreasing  1.00%
                               invested in        to 0% after six years.
                               shares of the
                               fund.
-------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

S-6400-4                                                                     S.1

INVESTMENT OPTIONS SUMMARY (CONTINUED)
                                                  CONTINGENT                                   PLAN
                               INITIAL            DEFERRED SALES             DISTRIBUTION AND  ADMINISTRATION
           AVAILABILITY        SALES CHARGE       CHARGE (CDSC)              SERVICE FEE(A)    FEE
-------------------------------------------------------------------------------------------------------------
Class C    Available to        No. Entire         1% CDSC may apply if you   Yes.              No.
           all investors.      purchase price is  sell shares within one     1.00%
                               invested in        year after purchase.
                               shares of the
                               fund.
-------------------------------------------------------------------------------------------------------------
Class I    Limited to          No.                No.                        No.               No.
           qualifying
           institutional
           investors.
-------------------------------------------------------------------------------------------------------------
Class R2   Limited to          No.                No.                        Yes.              Yes.
           qualifying                                                        0.50%             0.25%
           institutional
           investors.
-------------------------------------------------------------------------------------------------------------
Class R3   Limited to          No.                No.                        Yes.              Yes.
           qualifying                                                        0.25%             0.25%
           institutional
           investors.
-------------------------------------------------------------------------------------------------------------
Class R4   Limited to          No.                No.                        No.               Yes.
           qualifying                                                                          0.25%
           institutional
           investors.
-------------------------------------------------------------------------------------------------------------
Class R5   Limited to          No.                No.                        No.               No.
           qualifying
           institutional
           investors.
-------------------------------------------------------------------------------------------------------------
Class W    Limited to          No.                No.                        Yes.              No.
           qualifying                                                        0.25%
           discretionary
           managed accounts.
-------------------------------------------------------------------------------------------------------------

(a) For Class A, Class B, Class C, Class R2, Class R3 and Class W shares, each fund has adopted a plan under Rule 12b-1 of the Investment Company Act of 1940, as amended, that allows it to pay distribution and shareholder servicing-related expenses for the sale of shares. Because these fees are paid out of a fund's assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of distribution (sales) or servicing charges.
(b)  See "Buying and Selling Shares, Sales Charges, Class B and Class
     C -- contingent deferred sales charge alternative" for more information on the timing of conversion of Class B shares to Class A shares. Timing will vary depending on the date of your original purchase of the Class B shares.

DISTRIBUTION AND SERVICE FEES

The distribution and shareholder servicing fees for Class A, Class B, Class C, Class R2, Class R3 and Class W are subject to the requirements of Rule 12b-1 under the Investment Company Act of 1940, as amended, and are used to reimburse the distributor for certain expenses it incurs in connection with distributing a fund's shares and providing services to fund shareholders. These expenses include payment of distribution and shareholder servicing fees to financial institutions that sell shares of the fund, up to 0.50% of the average daily net assets of Class R2 shares sold and held through them and up to 0.25% of the average daily net assets of Class A, Class B, Class C, Class R3 and Class W shares sold and held through them. For Class A, Class B, Class R2, Class R3 and Class W shares, the distributor begins to pay these fees immediately after purchase. For Class C shares, the distributor begins to pay these fees one year after

--------------------------------------------------------------------------------

S.2
purchase. Financial institutions also receive distribution fees up to 0.75% of the average daily net assets of Class C shares sold and held through them, which the distributor begins to pay one year after purchase. For Class B shares, and, for the first year after sale only, for Class C shares, the fund's distributor retains the distribution fee of up to 0.75% in order to finance the payment of sales commissions to financial institutions that sell Class B shares, and to pay for other distribution related expenses. Financial institutions may compensate their financial advisors with the shareholder servicing and distribution fees paid to them by the distributor.

PLAN ADMINISTRATION FEE

Class R2, Class R3 and Class R4 pay an annual plan administration services fee for the provision of various administrative, recordkeeping, communication and educational services. The fee for Class R2, Class R3 and Class R4 is equal on an annual basis to 0.25% of assets attributable to the respective class.

DETERMINING WHICH CLASS OF SHARES TO PURCHASE

CLASS A, CLASS B AND CLASS C SHARES

If your investments in RiverSource funds total $100,000 or more, Class A shares may be the better option because the sales charge is reduced for larger purchases.

If you invest less than $100,000, consider how long you plan to hold your shares. Class B shares have a higher annual distribution fee than Class A shares and a CDSC for six years. Class B shares convert to Class A shares in the ninth year of ownership. Class B shares purchased through reinvested dividends and distributions also will convert to Class A shares in the same proportion as the other Class B shares.

Class C shares also have a higher annual distribution fee than Class A shares. Class C shares have no sales charge if you hold the shares for longer than one year. Unlike Class B shares, Class C shares do not convert to Class A. As a result, you will pay a distribution fee for as long as you hold Class C shares. If you choose a deferred sales charge option (Class B or Class C), you should consider the length of time you intend to hold your shares. To help you determine which investment is best for you, consult your financial institution.

CLASS I SHARES.

The following eligible investors may purchase Class I shares:

- Any fund distributed by RiverSource Distributors, Inc., if the fund seeks to achieve its investment objective by investing primarily in shares of the fund and other RiverSource funds.

Class I shares may be purchased, sold or exchanged only through the distributor or an authorized financial institution.

--------------------------------------------------------------------------------

                                                                             S.3

CLASS R SHARES.

The following eligible institutional investors may purchase Class R2, Class R3, Class R4 and Class R5 shares:

- Qualified employee benefit plans.

- Trust companies or similar institutions, and charitable organizations that meet the definition in Section 501(c)(3) of the Internal Revenue Code.

- Non-qualified deferred compensation plans whose participants are included in a qualified employee benefit plan described above.

- State sponsored college savings plans established under Section 529 of the Internal Revenue Code.

- Health Savings Accounts (HSAs) created pursuant to public law 108-173.

Additionally, if approved by the distributor, the following eligible institutional investors may purchase Class R5 shares:

- Institutional or corporate accounts above a threshold established by the distributor (currently $1 million per fund or $10 million in all RiverSource funds).

- Bank Trusts departments.

Class R shares generally are not available to retail non-retirement accounts, traditional and Roth IRAs, Coverdell Educational Savings Accounts, SEPs, SAR-SEPs, SIMPLE IRAs and individual 403(b) plans.

Class R shares may be purchased, sold or exchanged only through the distributor or an authorized financial institution.

CLASS W SHARES.

The following eligible investors may purchase Class W shares:

- Investors purchasing through authorized investment programs managed by investment professionals, including discretionary managed account programs.

Class W shares may be purchased, sold or exchanged only through the distributor or an authorized financial institution.

Shares originally purchased in a discretionary managed account may continue to be held in Class W outside of a discretionary managed account, but no additional Class W purchases may be made and no exchanges to Class W shares of another fund may be made outside of a discretionary managed account.

IN ADDITION, FOR CLASS I, CLASS R AND CLASS W SHARES, THE DISTRIBUTOR, IN ITS SOLE DISCRETION, MAY ACCEPT INVESTMENTS FROM OTHER PURCHASERS NOT LISTED ABOVE.

For more information, see the SAI.

--------------------------------------------------------------------------------

S.4

SALES CHARGES

CLASS A -- INITIAL SALES CHARGE ALTERNATIVE

Your purchase price for Class A shares is generally the net asset value (NAV) plus a front-end sales charge. The distributor receives the sales charge and re-allows a portion of the sales charge to the financial institution through which you purchased the shares. The distributor retains the balance of the sales charge. Sales charges vary depending on the amount of your purchase.

SALES CHARGE* FOR CLASS A SHARES:

                                                                           MAXIMUM
                                 AS A % OF         AS A % OF NET     RE-ALLOWANCE AS A %
TOTAL MARKET VALUE            PURCHASE PRICE**    AMOUNT INVESTED     OF PURCHASE PRICE
----------------------------------------------------------------------------------------
 Up to $49,999                      5.75%               6.10%                5.00%
 $50,000 -- $99,999                 4.75                4.99                 4.00
 $100,000 -- $249,999               3.50                3.63                 3.00
 $250,000 -- $499,999               2.50                2.56                 2.15
 $500,000 -- $999,999               2.00                2.04                 1.75
 $1,000,000 or more                 0.00                0.00                 0.00***

  * Because of rounding in the calculation of the offering price, the portion of the sales charge retained by the distributor may vary and the actual sales charge you pay may be more or less than the sales charge calculated using these percentages.
 ** Purchase price includes the sales charge.
 ***Although there is no sales charge for purchases with a total market value over $1,000,000, and therefore no re-allowance, the distributor may pay a financial institution the following: a sales commission of up to 1.00% for a sale with a total market value of $1,000,000 to $2,999,999; a sales commission up to 0.50% for a sale of $3,000,000 to $9,999,999; and a sales commission up to 0.25% for a sale of $10,000,000 or more.

INITIAL SALES CHARGE -- RIGHTS OF ACCUMULATION. You may be able to reduce the sales charge on Class A shares, based on the combined market value of your accounts. The current market values of the following investments are eligible to be added together for purposes of determining the sales charge on your purchase:

- Your current investment in a fund; and

- Previous investments you and members of your primary household group have made in Class A, Class B or Class C shares in the fund and other RiverSource funds, provided your investment was subject to a sales charge. Your primary household group consists of you, your spouse or domestic partner and your unmarried children under age 21 sharing a mailing address.

The following accounts are eligible to be included in determining the sales charge on your purchase:

- Individual or joint accounts;

--------------------------------------------------------------------------------

                                                                             S.5

- Roth and traditional IRAs, SEPs, SIMPLEs and TSCAs, provided they are invested in Class A, Class B or Class C shares that were subject to a sales charge;

- UGMA/UTMA accounts for which you, your spouse, or your domestic partner is parent or guardian of the minor child;

- Revocable trust accounts for which you or a member of your primary household group, individually, is the beneficial owner/grantor;

- Accounts held in the name of your, your spouse's, or your domestic partner's sole proprietorship or single owner limited liability company or S corporation; and

- Qualified retirement plan assets, provided that you are the sole owner of the business sponsoring the plan, are the sole participant (other than a spouse) in the plan, and have no intention of adding participants to the plan.

The following accounts are NOT eligible to be included in determining the sales charge on your purchase:

- Accounts of pension and retirement plans with multiple participants, such as 401(k) plans (which are combined to reduce the sales charge for the entire pension or retirement plan and therefore are not used to reduce the sales charge for your individual accounts);

- Investments in Class A shares where the sales charge is waived, for example, purchases through wrap accounts;

- Investments in Class D, Class E, Class I, Class R2, Class R3, Class R4, Class R5, Class W or Class Y shares;

- Investments in 529 plans, donor advised funds, variable annuities, variable life insurance products, wrap accounts or managed separate accounts; and

- Charitable and irrevocable trust accounts.

If you purchase RiverSource fund shares through different financial institutions, and you want to include those assets toward a reduced sales charge, you must inform your financial institution in writing about the other accounts when placing your purchase order. Contact your financial institution to determine what information is required.

Unless you provide your financial institution in writing with information about all of the accounts that may count toward a sales charge reduction, there can be no assurance that you will receive all of the reductions for which you may be eligible. You should request that your financial institution provide this information to the fund when placing your purchase order.

For more information on rights of accumulation, please see the SAI.

--------------------------------------------------------------------------------

S.6

INITIAL SALES CHARGE -- LETTER OF INTENT (LOI). Generally, if you intend to invest $50,000 or more over a period of 13 months or less, you may be able to reduce the front-end sales charges for investments in Class A shares by completing and filing a LOI form. The LOI becomes effective only after the form is processed in good order by the fund. An LOI can be backdated up to a maximum of 90 days. If the LOI is backdated, you may include prior investments in Class A shares that were charged a front-end sales load toward the LOI commitment amount. If the LOI is backdated, the 13-month period begins on the date of the earliest purchase included in the LOI.

Holdings More than 90 Days Old. Purchases made more than 90 days before your LOI is processed by the fund will not be counted toward the commitment amount of the LOI and cannot be used as the starting point for the LOI. While these purchases cannot be included in an LOI, they may help you obtain a reduced sales charge on future purchases as described in "Initial Sales Charge -- Rights of Accumulation."

Notification Obligation. You must request the reduced sales charge when you buy shares. If you do not complete and file the LOI form, or do not request the reduced sales charge at the time of purchase, you will not be eligible for the reduced sales charge. You should request that your financial institution provide this information to the fund when placing your purchase order. For more details on LOIs, please contact your financial institution or see the SAI.

INITIAL SALES CHARGE -- WAIVERS OF THE SALES CHARGE FOR CLASS A SHARES. Sales charges do not apply to:

- current or retired Board members, officers or employees of RiverSource funds or RiverSource Investments or its affiliates, their spouses or domestic partners, children, parents and their spouse's or domestic partner's parents.

- current or retired Ameriprise Financial Services, Inc. (Ameriprise Financial Services) financial advisors, employees of financial advisors, their spouses or domestic partners, children, parents and their spouse's or domestic partner's parents.

- registered representatives and other employees of financial institutions having a selling agreement with the distributor, including their spouses, domestic partners, children, parents and their spouse's or domestic partner's parents.

- portfolio managers employed by subadvisers of the RiverSource funds, including their spouses or domestic partners, children, parents and their spouse's or domestic partner's parents.

- qualified employee benefit plans offering participants daily access to RiverSource funds. Eligibility must be determined in advance. For assistance, please contact your financial institution.

- direct rollovers from qualified employee benefit plans, provided that the rollover involves a transfer of Class R or Class Y shares in a fund to Class A shares in the same fund.

--------------------------------------------------------------------------------
                                                                             S.7

- purchases made:

  - with dividend or capital gain distributions from a fund or from the same class of another RiverSource fund;

  - through or under a wrap fee product or other investment product sponsored by a financial institution having a selling agreement with the distributor;

  - through state sponsored college savings plans established under Section 529 of the Internal Revenue Code;

  - through bank trust departments.

- shareholders whose original purchase was in a Strategist fund merged into a RiverSource fund in 2000.

The distributor may, in its sole discretion, authorize the waiver of sales charges for additional purchases or categories of purchases. Policies related to reducing or waiving the sales charge may be modified or withdrawn at any time.

Unless you provide your financial institution with information in writing about all of the factors that may count toward a waiver of the sales charge, there can be no assurance that you will receive all of the waivers for which you may be eligible. You should request that your financial institution provide this information to the fund when placing your purchase order.

Because the current prospectus is available on RiverSource Investment's website free of charge, RiverSource Investments does not disclose this information separately on the website.

CLASS B AND CLASS C -- CONTINGENT DEFERRED SALES CHARGE ALTERNATIVE

FOR CLASS B, the CDSC is based on the sale amount and the number of years between purchase and sale. The following table shows how CDSC percentages on sales decline:

IF THE SALE IS MADE DURING THE:                      THE CDSC PERCENTAGE RATE IS:*
 First year                                                        5%
 Second year                                                       4%
 Third year                                                        4%
 Fourth year                                                       3%
 Fifth year                                                        2%
 Sixth year                                                        1%
 Seventh or eighth year                                            0%

* Because of rounding in the calculation, the portion of the CDSC retained by the distributor may vary and the actual CDSC you pay may be more or less than the CDSC calculated using these percentages.

--------------------------------------------------------------------------------

S.8

Although there is no front-end sales charge when you buy Class B shares, the distributor pays a sales commission of 4% to financial institutions that sell Class B shares. A portion of this commission may, in turn, be paid to your financial advisor. The distributor receives any CDSC imposed when you sell your Class B shares.

Purchases made prior to May 21, 2005 age on a calendar year basis. Purchases made beginning May 21, 2005 age on a daily basis. For example, a purchase made on Nov. 12, 2004 completed its first year on Dec. 31, 2004 under calendar year aging. However, a purchase made on Nov. 12, 2005 completed its first year on Nov. 11, 2006 under daily aging.

Class B shares purchased prior to May 21, 2005 will convert to Class A shares in the ninth calendar year of ownership. Class B shares purchased beginning May 21, 2005 will convert to Class A shares one month after the completion of the eighth year of ownership.

FOR CLASS C, a 1% CDSC may be charged if you sell your shares within one year after purchase. Although there is no front-end sales charge when you buy Class C shares, the distributor pays a sales commission of 1% to financial institutions that sell Class C shares. A portion of this commission may, in turn, be paid to your financial advisor. The distributor receives any CDSC imposed when you sell your Class C shares.

For both Class B and Class C, if the amount you sell causes the value of your investment to fall below the cost of the shares you have purchased, the CDSC will be based on the lower of the cost of those shares purchased or market value. Because the CDSC is imposed only on sales that reduce your total purchase payments, you do not have to pay a CDSC on any amount that represents appreciation in the value of your shares, income earned by your shares, or capital gains. In addition, the CDSC on your sale, if any, will be based on your oldest purchase payment. The CDSC on the next amount sold will be based on the next oldest purchase payment.

EXAMPLE

Assume you had invested $10,000 in Class B shares and that your investment had appreciated in value to $12,000 after 3 1/2 years, including reinvested dividends and capital gain distributions. You could sell up to $2,000 worth of shares without paying a CDSC ($12,000 current value less $10,000 purchase amount). If you sold $2,500 worth of shares, the CDSC would apply to the $500 representing part of your original purchase price. The CDSC rate would be 3% because the sale was made during the fourth year after the purchase.

CDSC -- WAIVERS OF THE CDSC FOR CLASS B SHARES. The CDSC will be waived on sales of shares:
- in the event of the shareholder's death;

- held in trust for an employee benefit plan; or

--------------------------------------------------------------------------------
                                                                             S.9

- held in IRAs or certain qualified plans, such as Keogh plans, tax-sheltered custodial accounts or corporate pension plans, provided that the shareholder is:

  - at least 59 1/2 years old AND

  - taking a retirement distribution (if the sale is part of a transfer to an IRA or qualified plan, or a custodian-to-custodian transfer, the CDSC will not be waived) OR

  - selling under an approved substantially equal periodic payment arrangement.

CDSC -- WAIVERS OF THE CDSC FOR CLASS C SHARES. The CDSC will be waived on sales of shares in the event of the shareholder's death.

CLASS I, CLASS R2, CLASS R3, CLASS R4, CLASS R5 AND CLASS W -- NO SALES CHARGE. For Class I, Class R2, Class R3, Class R4, Class R5 and Class W, there is no initial sales charge or CDSC.

OPENING AN ACCOUNT

Financial institutions are required by law to obtain certain personal information from each person who opens an account in order to verify the identity of the person. As a result, when you open an account you will be asked to provide your name, permanent street address, date of birth, and Social Security or Employer Identification number. You may also be asked for other identifying documents or information. If you do not provide this information, the financial institution through which you are investing in the fund may not be able to open an account for you. If the financial institution through which you are investing in the fund is unable to verify your identity, your account may be closed, or other steps may be taken, as deemed appropriate.

When you buy shares, your order will be priced at the next NAV calculated after your order is accepted by the fund or an authorized financial institution.

Your financial institution may establish and maintain your account directly or it may establish and maintain your account with the distributor. The distributor may appoint servicing agents to accept purchase orders and to accept exchange (and sale) orders on its behalf. Accounts maintained by the distributor will be supported by the fund's transfer agent.

METHODS OF PURCHASING SHARES

These methods of purchasing shares apply to Class A, Class B, and Class C shares.

THROUGH AN ACCOUNT ESTABLISHED WITH YOUR FINANCIAL INSTITUTION

ALL REQUESTS        The financial institution through which you buy shares may have different policies not described in this prospectus,
                    including different minimum investment amounts and minimum account balances.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
S.10

THROUGH AN ACCOUNT ESTABLISHED WITH THE FUND

BY MAIL The financial institution through which you buy shares may establish an account directly with the fund. To establish an account in this fashion, complete a RiverSource funds account application with your financial advisor or investment professional, and mail the account application to the address below. Account applications may be requested by calling (888) 791-3380. Make your check payable to the fund. The fund does not accept cash, credit card convenience checks, money orders, traveler's checks, starter checks, third or fourth party checks, or other cash equivalents.

                    Mail your check and completed application to:

                    REGULAR MAIL   RIVERSOURCE INVESTMENTS (FUNDS)
                                   P.O. BOX 8041
                                   BOSTON, MA 02266-8041

                    EXPRESS MAIL   RIVERSOURCE INVESTMENTS (FUNDS)
                                   C/O BFDS
                                   30 DAN ROAD
                                   CANTON, MA 02021-2809

                    If you already have an account, include your name, account number and the name of the fund and class of shares along with your check. You can make scheduled investments in the fund by moving money from your checking account or savings account. See the Minimum Investment and Account Balance chart below for more information regarding scheduled investment plans.
--------------------------------------------------------------------------------

BY WIRE OR ACH      Fund shares purchased through the distributor may be paid
                    for by federal funds wire. Before sending a wire, call (888)
                    791-3380 to notify the distributor of the wire and to receive further instructions.

                    If you are establishing an account with a wire purchase, you are required to send a signed account application to the address above. Please include the wire control number or your new account number on the application.

                    Your bank or financial institution may charge additional fees for wire transactions.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                                            S.11

BY EXCHANGE         Call (888) 791-3380 or send signed written instructions to the address above.
--------------------------------------------------------------------------------

MINIMUM INVESTMENT AND ACCOUNT BALANCE

                         FOR ALL FUNDS,
                         CLASSES AND
                         ACCOUNTS EXCEPT
                         THOSE LISTED TO THE   TAX QUALIFIED  RIVERSOURCE DISCIPLINED
                         RIGHT (NONQUALIFIED)  ACCOUNTS       SMALL CAP VALUE FUND     CLASS W
----------------------------------------------------------------------------------------------
INITIAL INVESTMENT       $2,000                $1,000         $5,000                   $500
----------------------------------------------------------------------------------------------
ADDITIONAL INVESTMENTS   $100                  $100           $100                     None
----------------------------------------------------------------------------------------------
ACCOUNT BALANCE*         $300                  None           $2,500                   $500

 * If your fund account balance falls below the minimum account balance for any reason, including a market decline, you may be asked to increase it to the minimum account balance or establish a scheduled investment plan. If you do not do so within 30 days, your shares may be automatically redeemed and the proceeds mailed to you.
--------------------------------------------------------------------------------

MINIMUM INVESTMENT AND ACCOUNT BALANCE -- SCHEDULED INVESTMENT PLANS

                         FOR ALL FUNDS,
                         CLASSES AND
                         ACCOUNTS EXCEPT
                         THOSE LISTED TO THE   TAX QUALIFIED  RIVERSOURCE DISCIPLINED
                         RIGHT (NONQUALIFIED)  ACCOUNTS       SMALL CAP VALUE FUND     CLASS W
----------------------------------------------------------------------------------------------
INITIAL INVESTMENT       $100                  $100           $5,000                   $500
----------------------------------------------------------------------------------------------
ADDITIONAL INVESTMENTS   $100                  $50            $100                     None
----------------------------------------------------------------------------------------------
ACCOUNT BALANCE**        None                  None           $2,500                   $500

** If your fund account balance is below the minimum initial investment described above, you must make payments at least monthly.
--------------------------------------------------------------------------------

These minimums may be waived for accounts that are managed by an investment professional, for accounts held in approved discretionary or non-discretionary wrap programs, for accounts that are a part of an employer-sponsored retirement plan, or for other account types if approved by the distributor.

The fund reserves the right to modify its minimum account requirements at any time, with or without prior notice.

Please contact your financial institution for information regarding wire or electronic funds transfer.

--------------------------------------------------------------------------------

S.12

EXCHANGING OR SELLING SHARES

You may exchange or sell shares by having your financial institution process your transaction. If your account is maintained directly with your financial institution, you must contact that financial institution to exchange or sell shares of the fund. If your account was established with the distributor, there are a variety of methods you may use to exchange or sell shares of the fund.

WAYS TO REQUEST AN EXCHANGE OR SALE OF SHARES

ACCOUNT ESTABLISHED WITH YOUR FINANCIAL INSTITUTION

ALL REQUESTS        You can exchange or sell shares by having your financial
                    institution process your transaction. The financial
                    institution through which you purchased shares may have
                    different policies not described in this prospectus,
                    including different transaction limits, exchange policies
                    and sale procedures.
--------------------------------------------------------------------------------

ACCOUNT ESTABLISHED WITH THE FUND

BY MAIL             Mail your exchange or sale request to:

                    REGULAR MAIL   RIVERSOURCE INVESTMENTS (FUNDS)
                                   P.O. BOX 8041
                                   BOSTON, MA 02266-8041

                    EXPRESS MAIL   RIVERSOURCE INVESTMENTS (FUNDS)
                                   C/O BFDS
                                   30 DAN ROAD
                                   CANTON, MA 02021-2809

                    Include in your letter:

                    - your name

                    - the name of the fund(s)

                    - your account number

                    - the class of shares to be exchanged or sold

                    - your Social Security number or Employer Identification
                      number

                    - the dollar amount or number of shares you want to exchange or sell

                    - specific instructions regarding delivery or exchange
                      destination

                    - signature(s) of registered account owner(s)

                    - any special documents the transfer agent may require in
                      order to process your order
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                                            S.13

BY MAIL (CONT.)
                    Corporate, trust or partnership accounts may need to send additional documents.

                    Payment will be mailed to the address of record and made payable to the names listed on the account, unless your request specifies differently and is signed by all owners.

                    A Medallion Signature Guarantee is required if:

                    - Amount is over $50,000.

                    - You want your check made payable to someone other than
                      yourself.

                    - Your address has changed within the last 30 days.

                    - You want the check mailed to an address other than the
                      address of record.

                    - You want the proceeds sent to a bank account not on file.

                    - You are the beneficiary of the account and the account
                      owner is deceased (additional documents may be required).

                    A Medallion Signature Guarantee assures that a signature is genuine and not a forgery. The financial institution providing the Guarantee is financially liable for the transaction if the signature is a forgery. Eligible guarantors include commercial banks, trust companies, savings associations, and credit unions as defined by the Federal Deposit Insurance Act. Note: A guarantee from a notary public is not acceptable.

                    NOTE: Any express mail delivery charges you pay will vary depending on domestic or international delivery instructions.
--------------------------------------------------------------------------------

BY TELEPHONE        Call (888) 791-3380. Unless you elect not to have telephone exchange and sale privileges, they will automatically be available to you. Reasonable procedures will be used to confirm authenticity of telephone exchange or sale requests.
                    Telephone privileges may be modified or discontinued at any time. Telephone exchange and sale privileges automatically apply to all accounts except custodial, corporate or qualified retirement accounts. You may request that these privileges NOT apply by writing to the address above.

                    Payment will be mailed to the address of record and made payable to the names listed on the account.
                    Telephone sale requests are limited to $100,000 per day.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
S.14

BY WIRE OR ACH      You can wire money from your fund account to your bank
                    account. Make sure we have your bank account information on file. If we do not have this information, you will need to send written instructions with your bank's name and a voided check or savings account deposit slip.

                    Call (888) 791-3380 or send a letter of instruction, with a Medallion Signature Guarantee if required, to the address above.

                    A service fee may be charged against your account for each wire sent.

                    Minimum amount: $100

                    Your bank or financial institution may charge additional fees for wire transactions.
--------------------------------------------------------------------------------

BY SCHEDULED
PAYOUT PLAN         You may elect to receive regular periodic payments through an automatic sale of shares. See the SAI for more
                    information.
--------------------------------------------------------------------------------

IMPORTANT: Payments sent by a bank authorization or check that are not guaranteed may take up to ten days to clear. This may cause your sale request to fail to process if the requested amount includes unguaranteed funds.

EXCHANGES

Generally, you may exchange your fund shares for shares of the same class of any other publicly offered RiverSource fund without a sales charge. For complete information on the fund you are exchanging into, including fees and expenses, read that fund's prospectus carefully. Your exchange will be priced at the next NAV calculated after your transaction request is received in good order.

MARKET TIMING IS FREQUENT OR SHORT-TERM TRADING BY CERTAIN SHAREHOLDERS INTENDED TO PROFIT AT THE EXPENSE OF OTHER SHAREHOLDERS BY SELLING SHARES OF A FUND SHORTLY AFTER PURCHASE. MARKET TIMING MAY ADVERSELY IMPACT A FUND'S PERFORMANCE BY PREVENTING THE INVESTMENT MANAGER FROM FULLY INVESTING THE ASSETS OF THE FUND, DILUTING THE VALUE OF SHARES HELD BY LONG-TERM SHAREHOLDERS, OR INCREASING THE FUND'S TRANSACTION COSTS.

--------------------------------------------------------------------------------

                                                                            S.15

FUNDS THAT INVEST IN SECURITIES THAT TRADE INFREQUENTLY MAY BE VULNERABLE TO MARKET TIMERS WHO SEEK TO TAKE ADVANTAGE OF INEFFICIENCIES IN THE SECURITIES MARKETS. FUNDS THAT INVEST IN SECURITIES THAT TRADE ON OVERSEAS SECURITIES MARKETS MAY BE VULNERABLE TO MARKET TIMERS WHO SEEK TO TAKE ADVANTAGE OF CHANGES IN THE VALUES OF SECURITIES BETWEEN THE CLOSE OF OVERSEAS MARKETS AND THE CLOSE OF U.S. MARKETS, WHICH IS GENERALLY THE TIME AT WHICH A FUND'S NAV IS CALCULATED. TO THE EXTENT THAT A FUND HAS SIGNIFICANT HOLDINGS OF SMALL CAP STOCKS OR FOREIGN SECURITIES, THE RISKS OF MARKET TIMING MAY BE GREATER FOR THE FUND THAN FOR OTHER FUNDS. SEE "PRINCIPAL INVESTMENT STRATEGIES" FOR A DISCUSSION OF THE TYPES OF SECURITIES IN WHICH YOUR FUND INVESTS.

SEE "VALUING FUND SHARES" FOR A DISCUSSION OF THE RIVERSOURCE FUNDS' POLICY ON FAIR VALUE PRICING, WHICH IS INTENDED, IN PART, TO REDUCE THE FREQUENCY AND EFFECT OF MARKET TIMING.

THE RIVERSOURCE FUNDS' BOARDS HAVE ADOPTED A POLICY THAT IS DESIGNED TO DETECT AND DETER MARKET TIMING THAT MAY BE HARMFUL TO THE FUNDS. EACH FUND SEEKS TO ENFORCE THIS POLICY THROUGH ITS SERVICE PROVIDERS AS FOLLOWS:

- The fund tries to distinguish market timing from trading that it believes is not harmful, such as periodic rebalancing for purposes of asset allocation or dollar cost averaging. Under the fund's procedures, there is no set number of transactions in the fund that constitutes market timing. Even one purchase and subsequent sale by related accounts may be market timing. Generally, the fund seeks to restrict the exchange privilege of an investor who makes more than three exchanges into or out of the fund in any 90-day period. Accounts held by a retirement plan or a financial institution for the benefit of its participants or clients, which typically engage in daily transactions, are not subject to this limit, although the fund seeks the assistance of financial institutions in applying similar restrictions on the sub-accounts of their participants or clients.

- If an investor's trading activity is determined to be market timing or otherwise harmful to existing shareholders, the fund reserves the right to modify or discontinue the investor's exchange privilege or reject the investor's purchases or exchanges, including purchases or exchanges accepted by a financial institution. The fund may treat accounts it believes to be under common control as a single account for these purposes, although it may not be able to identify all such accounts.

- Although the fund does not knowingly permit market timing, it cannot guarantee that it will be able to identify and restrict all short-term trading activity. The fund receives purchase and sale orders through financial institutions where market timing activity may not always be successfully detected.

Other exchange policies:

- Exchanges must be made into the same class of shares of the new fund.

--------------------------------------------------------------------------------

S.16

- Exchanges into RiverSource Tax-Exempt Money Market Fund may be made only from Class A shares.

- If your exchange creates a new account, it must satisfy the minimum investment amount for new purchases.

- Once the fund receives your exchange request, you cannot cancel it.

- Shares of the new fund may not be used on the same day for another exchange or sale.

- Shares of Class W originally purchased, but no longer held in a discretionary managed account, may not be exchanged for Class W shares of another fund. You may continue to hold these shares in the fund. Changing your investment to a different fund will be treated as a sale and purchase, and you will be subject to applicable taxes on the sale and sales charges on the purchase of the new fund.

SELLING SHARES

You may sell your shares at any time. The payment will be sent within seven days after your request is received in good order.

When you sell shares, the amount you receive may be more or less than the amount you invested. Your sale price will be the next NAV calculated after your request is received in good order, minus any applicable CDSC.

REPURCHASES. You can change your mind after requesting a sale and use all or part of the sale proceeds to purchase new shares in the same account, fund and class from which you sold. If you reinvest in Class A, you will purchase the new shares at NAV, up to the amount of the sale proceeds, instead of paying a sales charge on the date of a new purchase. If you reinvest in Class B or Class C, any CDSC you paid on the amount you are reinvesting also will be reinvested. In order for you to take advantage of this repurchase waiver, you must notify your financial institution within 90 days of the date your sale request was processed. Contact your financial institution for information on required documentation. The repurchase privilege may be modified or discontinued at any time and use of this option may have tax consequences.

Each fund reserves the right to redeem in kind.

For more details and a description of other sales policies, please see the SAI.

VALUING FUND SHARES

For classes of shares sold with an initial sales charge, the public offering or purchase price is the net asset value plus the sales charge. For funds or classes of shares sold without an initial sales charge, the public offering price is the NAV.

--------------------------------------------------------------------------------

                                                                            S.17

Orders in good form are priced at the NAV next determined after you place your order. Good form or good order means that your instructions have been received in the form required by the fund. This may include, for example, providing the fund name and account number, the amount of the transaction and all required signatures. For more information, contact your financial institution.

The NAV is the value of a single share of a fund. The NAV is determined by dividing the value of a fund's assets, minus any liabilities, by the number of shares outstanding. The NAV is calculated as of the close of business on the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time, on each day that the NYSE is open. Securities are valued primarily on the basis of market quotations. Market quotations are obtained from outside pricing services approved and monitored under procedures adopted by the Board. Certain short-term securities with maturities of 60 days or less are valued at amortized cost.

When reliable market quotations are not readily available, investments are priced at fair value based on procedures adopted by the Board. These procedures are also used when the value of an investment held by a fund is materially affected by events that occur after the close of a securities market but prior to the time as of which the fund's NAV is determined. Valuing investments at fair value involves reliance on judgment. The fair value of an investment is likely to differ from any available quoted or published price. To the extent that a fund has significant holdings of foreign securities or small cap stocks that may trade infrequently, fair valuation may be used more frequently than for other funds. The funds use an unaffiliated service provider to assist in determining fair values for foreign securities.

Foreign investments are valued in U.S. dollars. Some of a fund's securities may be listed on foreign exchanges that trade on weekends or other days when the fund does not price its shares. In that event, the NAV of the fund's shares may change on days when shareholders will not be able to purchase or sell the fund's shares.

DISTRIBUTIONS AND TAXES

As a shareholder you are entitled to your share of your fund's net income and net gains. Each fund distributes dividends and capital gains to qualify as a regulated investment company and to avoid paying corporate income and excise taxes.

--------------------------------------------------------------------------------

S.18

DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS

Your fund's net investment income is distributed to you as dividends. Dividends may be composed of qualifying dividend income, which is eligible for preferential tax rates under current tax law, as well as other ordinary dividend income, which may include non-qualifying dividends, interest income and short-term capital gains. Capital gains are realized when a security is sold for a higher price than was paid for it. Each realized capital gain or loss is long-term or short-term depending on the length of time the fund held the security. Realized capital gains and losses offset each other. The fund offsets any net realized capital gains by any available capital loss carryovers. Net short-term capital gains are included in net investment income. Net realized long-term capital gains, if any, are distributed by the end of the calendar year as capital gain distributions.

REINVESTMENTS

Dividends and capital gain distributions are automatically reinvested in additional shares in the same class of the fund, unless you request distributions in cash. The financial institution through which you purchased shares may have different policies.

Distributions are reinvested at the next calculated NAV after the distribution is paid. If you choose cash distributions, you will receive cash only for distributions declared after your request has been processed.

TAXES

If you buy shares shortly before the record date of a distribution, you may pay taxes on money earned by the fund before you were a shareholder. You will pay the full pre-distribution price for the shares, then receive a portion of your investment back as a distribution, which may be taxable.

For tax purposes, an exchange is considered a sale and purchase, and may result in a gain or loss. A sale is a taxable transaction. Generally, if you sell shares for less than their cost, the difference is a capital loss or if you sell shares for more than their cost, the difference is a capital gain. Your gain may be short term (for shares held for one year or less) or long term (for shares held for more than one year).

You may not create a tax loss, based on paying a sales charge, by exchanging shares before the 91(st) day after the day of purchase. If you buy Class A shares and exchange into another fund before the 91(st) day after the day of purchase, you may not include the sales charge in your calculation of tax gain or loss on the sale of the first fund you purchased. The sales charge may be included in the calculation of your tax gain or loss on a subsequent sale of the second fund you purchased. For more information, see the SAI.

--------------------------------------------------------------------------------

                                                                            S.19

Distributions of shares not held in IRAs or other retirement accounts are subject to federal income tax and may be subject to state and local taxes in the year they are declared. You must report distributions on your tax returns, even if they are reinvested in additional shares.

Income received by a fund may be subject to foreign tax and withholding. Tax conventions between certain countries and the U.S. may reduce or eliminate these taxes.

Shares held in an IRA or qualified retirement account are generally subject to different tax rules. Taking a distribution from your IRA or qualified retirement plan may subject you to federal taxes, penalties and reporting requirements. Please consult your tax advisor.

REITs often do not provide complete tax information until after the calendar year-end; generally mid to late January and continuing through early February. Consequently, if your fund has significant investments in REITs, you may not receive your Form 1099-DIV until February. Other RiverSource funds tax statements are mailed in January.

IMPORTANT: This information is a brief and selective summary of some of the tax rules that apply to an investment in a fund. Because tax matters are highly individual and complex, you should consult a qualified tax advisor.

GENERAL INFORMATION

AVAILABILITY AND TRANSFERABILITY OF FUND SHARES

Please consult your financial institution to determine availability of RiverSource funds. Currently, RiverSource funds may be purchased or sold through affiliated broker-dealers of RiverSource Investments and through certain unaffiliated financial institutions. If you set up an account at a financial institution that does not have, and is unable to obtain, a selling agreement with the distributor of the RiverSource funds, you will not be able to transfer RiverSource fund holdings to that account. In that event, you must either maintain your RiverSource fund holdings with your current financial institution, find another financial institution with a selling agreement, or sell your shares, paying any applicable CDSC. Please be aware that transactions in taxable accounts are taxable events and may result in income tax liability.

ADDITIONAL SERVICES AND COMPENSATION

In addition to acting as the fund's investment manager, RiverSource Investments and its affiliates also receive compensation for providing other services to the funds.

--------------------------------------------------------------------------------

S.20

Administration Services. Ameriprise Financial, 200 Ameriprise Financial Center, Minneapolis, Minnesota 55474, provides or compensates others to provide administrative services to the RiverSource funds. These services include administrative, accounting, treasury, and other services. Fees paid by a fund for these services are included under "Other expenses" in the expense table under "Fees and Expenses."

Custody Services. Ameriprise Trust Company, 200 Ameriprise Financial Center, Minneapolis, Minnesota 55474 (the custodian or Ameriprise Trust Company), provides custody services to all but a limited number of the RiverSource funds, for which U.S. Bank National Association provides custody services. In addition, Ameriprise Trust Company is paid for certain transaction fees and out-of-pocket expenses incurred while providing services to the funds. Fees paid by a fund for these services are included under "Other expenses" in the expense table under "Fees and Expenses."

Distribution and Shareholder Services. RiverSource Distributors, Inc., 50611 Ameriprise Financial Center, Minneapolis, Minnesota 55474 (the distributor or RiverSource Distributors), provides underwriting and distribution services to the RiverSource funds. Under the Distribution Agreement and related distribution and shareholder servicing plans, the distributor receives distribution and shareholder servicing fees. The distributor may retain a portion of these fees to support its distribution and shareholder servicing activity. The distributor re-allows the remainder of these fees (or the full fee) to the financial institutions that sell fund shares and provide services to shareholders. Fees paid by a fund for these services are set forth under "Distribution (12b-1) fees" in the expense table under "Fees and Expenses." More information on how these fees are used is set forth under "Investment Options -- Classes of Shares" and in the SAI. The distributor also administers any sales charges paid by an investor at the time of purchase or at the time of sale. See "Shareholder Fees (fees paid directly from your investment)" under "Fees and Expenses" for the scheduled sales charge of each share class. See "Buying and Selling Shares:
Sales Charges" for variations in the scheduled sales charges, and for how these sales charges are used by the distributor. See "Other Investment Strategies and Risks" for the RiverSource funds' policy regarding directed brokerage.

Plan Administration Services. Under a Plan Administration Services Agreement the fund pays for plan administration services, including services such as implementation and conversion services, account set-up and maintenance, reconciliation and account recordkeeping, education services and administration to various plan types, including 529 plans, retirement plans and Health Savings Accounts (HSAs). Fees paid by a fund for these services are included under "Other expenses" in the expense table under "Fees and Expenses."

--------------------------------------------------------------------------------

                                                                            S.21

Transfer Agency Services. RiverSource Service Corporation, 734 Ameriprise Financial Center, Minneapolis, Minnesota 55474 (the transfer agent or RiverSource Service Corporation), provides or compensates others to provide transfer agency services to the RiverSource funds. The RiverSource funds pay the transfer agent a fee that varies by class, as set forth in the SAI, and reimburses the transfer agent for its out-of-pocket expenses incurred while providing these transfer agency services to the funds. Fees paid by a fund for these services are included under "Other expenses" in the expense table under "Fees and Expenses." RiverSource Service Corporation pays a portion of these fees to financial institutions that provide sub-recordkeeping and other services to fund shareholders. The SAI provides additional information about the services provided and the fee schedules for the transfer agent agreements.

PAYMENTS TO FINANCIAL INSTITUTIONS

The distributor and its affiliates make or support additional cash payments out of their own resources (including profits earned from providing services to the fund) to financial institutions, including inter-company allocation of resources or payments to affiliated broker-dealers, in connection with agreements between the distributor and financial institutions pursuant to which these financial institutions sell fund shares and provide services to their clients who are shareholders of the fund. These payments and intercompany allocations (collectively, "payments") do not change the price paid by investors in the fund or fund shareholders for the purchase or ownership of fund shares of the fund, and these payments are not reflected in the fees and expenses of the fund, as they are not paid by the fund.

--------------------------------------------------------------------------------

S.22

In exchange for these payments, a financial institution may elevate the prominence or profile of the fund within the financial institution's organization, and may provide the distributor and its affiliates with preferred access to the financial institution's registered representatives or preferred access to the financial institution's customers. These arrangements are sometimes referred to as marketing and/or sales support payments, program and/or shareholder servicing payments, or revenue sharing payments. These arrangements create potential conflicts of interest between a financial institution's pecuniary interest and its duties to its customers, for example, if the financial institution receives higher payments from the sale of a certain fund than it receives from the sale of other funds, the financial institution or its representatives may be incented to recommend or sell shares of the fund where it receives or anticipates receiving the higher payment instead of other investment options that may be more appropriate for the customer. Employees of Ameriprise Financial and its affiliates, including employees of affiliated broker-dealers, may be separately incented to recommend or sell shares of the fund, as employee compensation and business unit operating goals at all levels are tied to the company's success. Certain employees, directly or indirectly, may receive higher compensation and other benefits as investment in the fund increases. In addition, management, sales leaders and other employees may spend more of their time and resources promoting Ameriprise Financial and its subsidiary companies, including RiverSource Investments, and the distributor, and the products they offer, including the fund.

These payments are typically negotiated based on various factors including, but not limited to, the scope and quality of the services provided by the financial institution, its reputation in the industry, its ability to attract and retain assets, its access to target markets, its customer relationships, the profile the fund may obtain within the financial institution, and the access the distributor or other representatives of the fund may have within the financial institution for advertisement or education, including opportunities to present at or sponsor conferences for the registered representatives of the financial institution and its customers.

--------------------------------------------------------------------------------

                                                                            S.23

These payments are usually calculated based on a percentage of fund assets owned through the financial institution and/or as a percentage of fund sales attributable to the financial institution. Certain financial institutions require flat fees instead of, or in addition to, these asset-based fees as compensation for including or maintaining a fund on their platforms, and, in certain situations, may require the reimbursement of ticket or operational charges -- fees that a financial institution charges its registered representatives for effecting transactions in the fund. The amount of payment varies by financial institution (e.g., initial platform set-up fees, ongoing maintenance or service fees, or asset or sales based fees). The amount of payments also varies by the type of sale. For instance, purchases of one type of fund may warrant a greater or lesser amount of payments than purchases of another type of fund. Additionally, sale and maintenance of shares on a retail basis may result in a greater or lesser amount of payments than for the sale and maintenance of shares made through a plan, wrap or other fee-based program. Payments to affiliates may include payments as compensation to employees of RiverSource Investments who are licensed by the distributor in respect of certain sales and solicitation activity on behalf of the fund. These payments may be and often are significant. Additional information concerning the amount and calculation of these payments is available in the fund's SAI.

Payments to affiliated broker-dealers are within the range of the payments the distributor pays to similarly-situated third party financial institutions and the payments such affiliated broker-dealers receive from third party fund sponsors related to the sale of their sponsored funds. However, because of the large amount of RiverSource fund assets (in aggregate) currently held in customer accounts of the affiliated broker-dealers, the distributor and its affiliates, in the aggregate, pay significantly more in absolute dollars than other third-party fund sponsors pay to the affiliated broker-dealers for the sale and servicing of their sponsored funds. This level of payment creates potential conflicts of interest which the affiliated broker-dealers seek to mitigate by disclosure and implementation of internal controls, as well as the rules and regulations of applicable regulators.

From time to time, to the extent permitted by SEC and NASD rules and by other applicable laws and regulations, the distributor and its affiliates may make other reimbursements or payments to financial institutions or their registered representatives, including non-cash compensation, in the form of gifts of nominal value, occasional meals, tickets, or other entertainment, support for due diligence trips, training and educational meetings or conference sponsorships, support for recognition programs, and other forms of non-cash compensation permissible under regulations to which these financial institutions and their representatives are subject. To the extent these are made as payments instead of reimbursement, they may provide profit to the financial institution to the extent the cost of such services was less than the actual expense of the service.

--------------------------------------------------------------------------------

S.24

The financial institution through which you are purchasing or own shares of the fund has been authorized directly or indirectly by the distributor to sell the fund and/or to provide services to you as a shareholder of the fund. Investors and current shareholders may wish to take such payment arrangements into account when considering and evaluating any recommendations they receive relating to fund shares. If you have questions regarding the specific details regarding the payments your financial institution may receive from the distributor or its affiliates related to your purchase or ownership of the fund, please contact your financial institution. The SAI contains additional detail regarding payments made by the distributor to financial institutions.

The payments described in this section are in addition to fees paid by the fund to the distributor under 12b-1 plans, which fees may be used to compensate financial institutions for the distribution of fund shares and the servicing of fund shareholders, or paid by the fund to the transfer agent under the transfer agent agreement or plan administration agreement, which fees may be used to support networking or servicing fees to compensate financial institutions for supporting shareholder account maintenance, sub-accounting, plan recordkeeping or other services provided directly by the financial institution to shareholders or plans and plan participants, including retirement plans, 529 plans, Health Savings Account plans, or other plans, where participants beneficially own shares of the fund.

Financial institutions may separately charge you additional fees. See "Buying and Selling Shares."

ADDITIONAL MANAGEMENT INFORMATION

MANAGER OF MANAGERS EXEMPTION. The RiverSource funds have received an order from the Securities and Exchange Commission that permits RiverSource Investments, subject to the approval of the Board, to appoint a subadviser or change the terms of a subadvisory agreement for a fund without first obtaining shareholder approval. The order permits the fund to add or change unaffiliated subadvisers or change the fees paid to subadvisers from time to time without the expense and delays associated with obtaining shareholder approval of the change.

RiverSource Investments or its affiliates may have other relationships, including significant financial relationships, with current or potential subadvisers or their affiliates, which may create a conflict of interest. In making recommendations to the Board to appoint or to change a subadviser, or to change the terms of a subadvisory agreement, RiverSource Investments does not consider any other relationship it or its affiliates may have with a subadviser, and RiverSource Investments discloses the nature of any material relationships it has with a subadviser to the Board.

--------------------------------------------------------------------------------

                                                                            S.25

AFFILIATED PRODUCTS. RiverSource Investments also serves as investment manager to RiverSource funds that provide asset-allocation services to shareholders by investing in shares of other RiverSource funds (Funds of Funds) and to discretionary managed accounts (collectively referred to as "affiliated products"). A fund may experience relatively large purchases or redemptions from the affiliated products. Although RiverSource Investments seeks to minimize the impact of these transactions by structuring them over a reasonable period of time or through other measures, a fund may experience increased expenses as it buys and sells securities to manage transactions for the affiliated products. In addition, because the affiliated products may own a substantial portion of a fund, a redemption by one or more affiliated product could cause a fund's expense ratio to increase as the fund's fixed costs would be spread over a smaller asset base. RiverSource Investments monitors expense levels and is committed to offering funds that are competitively priced. RiverSource Investments will report to the Board on the steps it has taken to manage any potential conflicts.

CASH RESERVES. A fund may invest its daily cash balance in RiverSource Short-Term Cash Fund (Short-Term Cash Fund), a money market fund established for the exclusive use of the RiverSource funds and other institutional clients of RiverSource Investments. While Short-Term Cash Fund does not pay an advisory fee to RiverSource Investments, it does incur other expenses, and is expected to operate at a very low expense ratio. A fund will invest in Short-Term Cash Fund only to the extent it is consistent with the fund's investment objectives and policies. Short-Term Cash Fund is not insured or guaranteed by the FDIC or any other government agency.

FUND HOLDINGS DISCLOSURE. The Board has adopted policies and procedures that govern the timing and circumstances of disclosure to shareholders and third parties of information regarding the securities owned by a fund. A description of these policies and procedures is included in the SAI.

LEGAL PROCEEDINGS. Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the fund. Information regarding certain pending and settled legal proceedings may be found in the Fund's shareholder reports and in the SAI. Additionally, Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

--------------------------------------------------------------------------------
S.26

RiverSource Funds can be purchased from authorized financial institutions. The fund can be found under the "RiverSource" banner in most mutual fund quotations.


Additional information about the fund and its investments is available in the fund's SAI, and annual and semiannual reports to shareholders. In the fund's annual report, you will find a discussion of market conditions and investment strategies that significantly affected the fund's performance during its most recent fiscal year. The SAI is incorporated by reference in this prospectus. For a free copy of the SAI, the annual report, or the semiannual report, or to request other information about the fund, contact RiverSource Funds or your financial institution. To make a shareholder inquiry, contact the financial institution through whom you purchased the fund.

RiverSource Funds
734 Ameriprise Financial Center
Minneapolis, MN 55474
(888) 791-3380

RiverSource Funds information available at RiverSource Investments website address:
riversource.com/funds

You may review and copy information about the fund, including the SAI, at the Securities and Exchange Commission's (Commission) Public Reference Room in Washington, D.C. (for information about the public reference room call 1-202-551-8090). Reports and other information about the fund are available on the EDGAR Database on the Commission's Internet site at www.sec.gov. Copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing to the Public Reference Section of the Commission, 100 F Street, N.E., Washington, D.C. 20549-0102.

Investment Company Act File #811-5696

TICKER SYMBOL
Class A: AXIAX     Class B: INVBX     Class C: AXICX
Class I: --        Class R4: RSGTX


(RIVERSOURCE INVESTMENTS LOGO)                               S-6395-99 M (12/07)

                       STATEMENT OF ADDITIONAL INFORMATION

                                  DEC. 28, 2007





RIVERSOURCE(R) BOND SERIES, INC.
  RiverSource Core Bond Fund
  RiverSource Floating Rate Fund
  RiverSource Income Opportunities Fund
  RiverSource Inflation Protected Securities
     Fund
  RiverSource Limited Duration Bond Fund
RIVERSOURCE CALIFORNIA TAX-EXEMPT TRUST
  RiverSource California Tax-Exempt Fund
RIVERSOURCE DIMENSIONS SERIES, INC.
  RiverSource Disciplined Small and Mid Cap
     Equity Fund
  RiverSource Disciplined Small Cap Value Fund
RIVERSOURCE DIVERSIFIED INCOME SERIES, INC.
  RiverSource Diversified Bond Fund
RIVERSOURCE EQUITY SERIES, INC.
  RiverSource Mid Cap Growth Fund
RIVERSOURCE GLOBAL SERIES, INC.
  RiverSource Absolute Return Currency and
     Income Fund
  RiverSource Emerging Markets Bond Fund
  RiverSource Emerging Markets Fund
  RiverSource Global Bond Fund
  RiverSource Global Equity Fund
  RiverSource Global Technology Fund
RIVERSOURCE GOVERNMENT INCOME SERIES, INC.
  RiverSource Short Duration U.S. Government
     Fund
  RiverSource U.S. Government Mortgage Fund
RIVERSOURCE HIGH YIELD INCOME SERIES, INC.
  RiverSource High Yield Bond Fund
RIVERSOURCE INCOME SERIES, INC.
  RiverSource Income Builder Basic Income Fund
  RiverSource Income Builder Enhanced Income
     Fund
  RiverSource Income Builder Moderate Income
     Fund
RIVERSOURCE INTERNATIONAL MANAGERS SERIES,
  INC.
  RiverSource International Aggressive Growth
     Fund
  RiverSource International Equity Fund
  RiverSource International Select Value Fund
  RiverSource International Small Cap Fund
RIVERSOURCE INTERNATIONAL SERIES, INC.
  RiverSource Disciplined International Equity
     Fund
  RiverSource European Equity Fund
  RiverSource International Opportunity Fund
RIVERSOURCE INVESTMENT SERIES, INC.
  RiverSource Balanced Fund
  RiverSource Disciplined Large Cap Growth
     Fund
  RiverSource Diversified Equity Income Fund
  RiverSource Mid Cap Value Fund
RIVERSOURCE LARGE CAP SERIES, INC.
  RiverSource Disciplined Equity Fund
  RiverSource Growth Fund
  RiverSource Large Cap Equity Fund
  RiverSource Large Cap Value Fund
RIVERSOURCE MANAGERS SERIES, INC.
  RiverSource Aggressive Growth Fund
  RiverSource Fundamental Growth Fund
  RiverSource Fundamental Value Fund
  RiverSource Select Value Fund
  RiverSource Small Cap Equity Fund
  RiverSource Small Cap Value Fund
  RiverSource Value Fund
RIVERSOURCE MARKET ADVANTAGE SERIES, INC.
  RiverSource Portfolio Builder Aggressive
     Fund
  RiverSource Portfolio Builder Conservative
     Fund
  RiverSource Portfolio Builder Moderate
     Aggressive Fund
  RiverSource Portfolio Builder Moderate
     Conservative Fund
  RiverSource Portfolio Builder Moderate Fund
  RiverSource Portfolio Builder Total Equity
     Fund
  RiverSource S&P 500 Index Fund
  RiverSource Small Company Index Fund
RIVERSOURCE MONEY MARKET SERIES, INC.
  RiverSource Cash Management Fund
RIVERSOURCE SECTOR SERIES, INC.
  RiverSource Dividend Opportunity Fund
  RiverSource Real Estate Fund
RIVERSOURCE SELECTED SERIES, INC.
  RiverSource Precious Metals and Mining Fund
RIVERSOURCE SERIES TRUST
  RiverSource Retirement Plus(SM) 2010 Fund
  RiverSource Retirement Plus 2015 Fund
  RiverSource Retirement Plus 2020 Fund
  RiverSource Retirement Plus 2025 Fund
  RiverSource Retirement Plus 2030 Fund
  RiverSource Retirement Plus 2035 Fund
  RiverSource Retirement Plus 2040 Fund
  RiverSource Retirement Plus 2045 Fund
RIVERSOURCE SPECIAL TAX-EXEMPT SERIES TRUST
  RiverSource Massachusetts Tax-Exempt Fund
  RiverSource Michigan Tax-Exempt Fund
  RiverSource Minnesota Tax-Exempt Fund
  RiverSource New York Tax-Exempt Fund
  RiverSource Ohio Tax-Exempt Fund
RIVERSOURCE STRATEGIC ALLOCATION SERIES, INC.
  RiverSource Strategic Allocation Fund
  RiverSource Strategic Income Allocation Fund
RIVERSOURCE STRATEGY SERIES, INC.
  RiverSource Equity Value Fund
  RiverSource Small Cap Advantage Fund
  RiverSource Small Cap Growth Fund
RIVERSOURCE TAX-EXEMPT INCOME SERIES, INC.
  RiverSource Tax-Exempt High Income Fund
RIVERSOURCE TAX-EXEMPT MONEY MARKET SERIES,
  INC.
  RiverSource Tax-Exempt Money Market Fund
RIVERSOURCE TAX-EXEMPT SERIES, INC.
  RiverSource Intermediate Tax-Exempt Fund
  RiverSource Tax-Exempt Bond Fund

This is the Statement of Additional Information (SAI) for each of the funds listed on the previous page. This SAI is not a prospectus. It should be read together with the appropriate current fund prospectus, the date of which can be found in Table 1 of this SAI.

Each fund's financial statements for its most recent fiscal period are contained in the fund's Annual or Semiannual Report to shareholders. The Independent Registered Public Accounting Firm's Report and the Financial Statements, including Notes to the Financial Statements and the Schedule of Investments in Securities and any applicable Schedule of Affiliated Funds, contained in the Annual Report, are incorporated in this SAI by reference. No other portion of the Annual Report is incorporated by reference. For a free copy of a fund prospectus, annual or semiannual report, contact your financial institution or write to RiverSource Funds, 734 Ameriprise Financial Center, Minneapolis, MN 55474, call (888) 791-3380 or visit riversource.com/funds.

Each fund is governed by a Board of Directors/Trustees ("Board") that meets regularly to review a wide variety of matters affecting the funds. Detailed information about fund governance, the funds' investment manager, RiverSource Investments, LLC (the "investment manager" or "RiverSource Investments"), a wholly-owned subsidiary of Ameriprise Financial, Inc. ("Ameriprise Financial"), and other aspects of fund management can be found by referencing the Table of Contents below.

TABLE OF CONTENTS

Fundamental and Nonfundamental Investment Policies..............................    p. 6
Investment Strategies and Types of Investments..................................   p. 11
Information Regarding Risks and Investment Strategies...........................   p. 13
Securities Transactions.........................................................   p. 36
Brokerage Commissions Paid to Brokers Affiliated with the Investment Manager....   p. 50
Valuing Fund Shares.............................................................   p. 54
Portfolio Holdings Disclosure...................................................   p. 64
Proxy Voting....................................................................   p. 66
Investing in a Fund.............................................................   p. 68
Selling Shares..................................................................   p. 73
Pay-out Plans...................................................................   p. 73
Capital Loss Carryover..........................................................   p. 74
Taxes...........................................................................   p. 78
Service Providers...............................................................   p. 83
  Investment Management Services................................................   p. 83
  Administrative Services.......................................................  p. 130
  Transfer Agency Services......................................................  p. 134
  Plan Administration Services..................................................  p. 135
  Distribution Services.........................................................  p. 135
  Plan and Agreement of Distribution............................................  p. 138
  Payments to Financial Institutions............................................  p. 141
  Custodian Services............................................................  p. 142
  Board Services Corporation....................................................  p. 143
Organizational Information......................................................  p. 143
Board Members and Officers......................................................  p. 148
Control Persons and Principal Holders of Securities.............................  p. 161
Information Regarding Pending and Settled Legal Proceedings.....................  p. 179
Independent Registered Public Accounting Firm...................................  p. 180
Appendix A: Description of Ratings..............................................  p. A-1
Appendix B: State Risk Factors..................................................  p. B-1
Appendix C: Additional Information about the S&P 500 Index......................  p. C-1






Statement of Additional Information - Dec. 28, 2007                       Page 2

LIST OF TABLES

1.    Fund Fiscal Year Ends, Prospectus Date and Investment Categories.............    p. 4
2.    Fundamental Policies.........................................................    p. 6
3.    Investment Strategies and Types of Investments...............................   p. 11
4.    Total Brokerage Commissions..................................................   p. 38
5.    Brokerage Directed for Research and Turnover Rates...........................   p. 41
6.    Securities of Regular Brokers or Dealers.....................................   p. 44
7.    Brokerage Commissions Paid to Investment Manager or Affiliates...............   p. 50
8.    Valuing Fund Shares..........................................................   p. 54
9.    Class A Sales Charge.........................................................   p. 68
10.   Public Offering Price........................................................   p. 69
11.   Capital Loss Carryover.......................................................   p. 74
12.   Corporate Deduction and Qualified Dividend Income............................   p. 79
13.   Investment Management Services Agreement Fee Schedule........................   p. 83
14.   Lipper Indexes...............................................................   p. 91
15.   Performance Incentive Adjustment Calculation.................................   p. 92
16.   Management Fees and Nonadvisory Expenses.....................................   p. 93
17.   Subadvisers and Subadvisory Agreement Fee Schedules..........................   p. 96
18.   Subadvisory Fees.............................................................   p. 99
19.   Portfolio Managers...........................................................  p. 101
20.   Administrative Services Agreement Fee Schedule...............................  p. 130
21.   Administrative Fees..........................................................  p. 132
22.   Sales Charges Paid to Distributor............................................  p. 135
23.   12b-1 Fees...................................................................  p. 139
24.   Fund History Table for RiverSource Funds.....................................  p. 144
25.   Board Members................................................................  p. 148
26.   Fund Officers................................................................  p. 149
27.   Committee Meetings...........................................................  p. 151
28.   Board Member Holdings........................................................  p. 151
29.   Board Member Holdings -- Individual Holdings as of Quarter End...............  p. 154
30.   Board Member Compensation -- All Funds.......................................  p. 156
31.   Supplemental Board Member Retirement Benefits -- All Funds...................  p. 157
32.   Board Member Compensation -- Individual Funds................................  p. 157
33.   Control Persons and Principal Holders of Securities..........................  p. 162






Statement of Additional Information - Dec. 28, 2007                       Page 3

    TABLE 1. FUND FISCAL YEAR ENDS, PROSPECTUS DATE AND INVESTMENT CATEGORIES

FUND                                          FISCAL YEAR END   PROSPECTUS DATE   FUND INVESTMENT CATEGORY*
---------------------------------------------------------------------------------------------------------------
Absolute Return Currency and Income           October 31        Dec. 28, 2007     Taxable fixed income
---------------------------------------------------------------------------------------------------------------
Aggressive Growth                             May 31            July 30, 2007     Equity
---------------------------------------------------------------------------------------------------------------
Balanced                                      September 30      Nov. 29, 2007     Balanced
---------------------------------------------------------------------------------------------------------------
California Tax-Exempt**                       August 31         Oct. 30, 2007     State tax-exempt fixed income
---------------------------------------------------------------------------------------------------------------
Cash Management                               July 31           Sept. 28, 2007    Taxable money market
---------------------------------------------------------------------------------------------------------------
Core Bond                                     July 31           Sept. 28, 2007    Taxable fixed income
---------------------------------------------------------------------------------------------------------------
Disciplined Equity                            July 31           Sept. 28, 2007    Equity
---------------------------------------------------------------------------------------------------------------
Disciplined International Equity              October 31        Dec. 28, 2007     Equity
---------------------------------------------------------------------------------------------------------------
Disciplined Large Cap Growth                  September 30      Nov. 29, 2007     Equity
---------------------------------------------------------------------------------------------------------------
Disciplined Small and Mid Cap Equity          July 31           Sept. 28, 2007    Equity
---------------------------------------------------------------------------------------------------------------
Disciplined Small Cap Value                   July 31           Sept. 28, 2007    Equity
---------------------------------------------------------------------------------------------------------------
Diversified Bond                              August 31         Oct. 30, 2007     Taxable fixed income
---------------------------------------------------------------------------------------------------------------
Diversified Equity Income                     September 30      Nov. 29, 2007     Equity
---------------------------------------------------------------------------------------------------------------
Dividend Opportunity                          June 30           Aug. 29, 2007     Equity
---------------------------------------------------------------------------------------------------------------
Emerging Markets                              October 31        Dec. 28, 2007     Equity
---------------------------------------------------------------------------------------------------------------
Emerging Markets Bond                         October 31        Dec. 28, 2007     Taxable fixed income
---------------------------------------------------------------------------------------------------------------
Equity Value                                  March 31          May 30, 2007      Equity
---------------------------------------------------------------------------------------------------------------
European Equity                               October 31        Dec. 28, 2007     Equity
---------------------------------------------------------------------------------------------------------------
Floating Rate                                 July 31           Sept. 28, 2007    Taxable fixed income
---------------------------------------------------------------------------------------------------------------
Fundamental Growth                            May 31            July 30, 2007     Equity
---------------------------------------------------------------------------------------------------------------
Fundamental Value                             May 31            July 30, 2007     Equity
---------------------------------------------------------------------------------------------------------------
Global Bond                                   October 31        Dec. 28, 2007     Taxable fixed income
---------------------------------------------------------------------------------------------------------------
Global Equity                                 October 31        Dec. 28, 2007     Equity
---------------------------------------------------------------------------------------------------------------
Global Technology                             October 31        Dec. 28, 2007     Equity
---------------------------------------------------------------------------------------------------------------
Growth                                        July 31           Sept. 28, 2007    Equity
---------------------------------------------------------------------------------------------------------------
High Yield Bond                               May 31            July 30, 2007     Taxable fixed income
---------------------------------------------------------------------------------------------------------------
Income Builder Basic Income                   May 31            July 30, 2007     Funds-of-funds - fixed income
---------------------------------------------------------------------------------------------------------------
Income Builder Enhanced Income                May 31            July 30, 2007     Funds-of-funds - fixed income
---------------------------------------------------------------------------------------------------------------
Income Builder Moderate Income                May 31            July 30, 2007     Funds-of-funds - fixed income
---------------------------------------------------------------------------------------------------------------
Income Opportunities                          July 31           Sept. 28, 2007    Taxable fixed income
---------------------------------------------------------------------------------------------------------------
Inflation Protected Securities                July 31           Sept. 28, 2007    Taxable fixed income
---------------------------------------------------------------------------------------------------------------
Intermediate Tax-Exempt                       November 30       Jan. 29, 2007     Tax-exempt fixed income
---------------------------------------------------------------------------------------------------------------
International Aggressive Growth               October 31        Dec. 28, 2007     Equity
---------------------------------------------------------------------------------------------------------------
International Equity                          October 31        Dec. 28, 2007     Equity
---------------------------------------------------------------------------------------------------------------
International Opportunity                     October 31        Dec. 28, 2007     Equity
---------------------------------------------------------------------------------------------------------------
International Select Value                    October 31        Dec. 28, 2007     Equity
---------------------------------------------------------------------------------------------------------------
International Small Cap                       October 31        Dec. 28, 2007     Equity
---------------------------------------------------------------------------------------------------------------
Large Cap Equity                              July 31           Sept. 28, 2007    Equity
---------------------------------------------------------------------------------------------------------------
Large Cap Value                               July 31           Sept. 28, 2007    Equity
---------------------------------------------------------------------------------------------------------------
Limited Duration Bond                         July 31           Sept. 28, 2007    Taxable fixed income
---------------------------------------------------------------------------------------------------------------
Massachusetts Tax-Exempt**                    August 31         Oct. 30, 2007     State tax-exempt fixed income
---------------------------------------------------------------------------------------------------------------
Michigan Tax-Exempt**                         August 31         Oct. 30, 2007     State tax-exempt fixed income
---------------------------------------------------------------------------------------------------------------
Mid Cap Growth                                November 30       Jan. 29, 2007     Equity
---------------------------------------------------------------------------------------------------------------
Mid Cap Value                                 September 30      Nov. 29, 2007     Equity
---------------------------------------------------------------------------------------------------------------
Minnesota Tax-Exempt**                        August 31         Oct. 30, 2007     State tax-exempt fixed income
---------------------------------------------------------------------------------------------------------------
New York Tax-Exempt**                         August 31         Oct. 30, 2007     State tax-exempt fixed income
---------------------------------------------------------------------------------------------------------------
Ohio Tax-Exempt**                             August 31         Oct. 30, 2007     State tax-exempt fixed income
---------------------------------------------------------------------------------------------------------------
Portfolio Builder Aggressive                  January 31        March 30, 2007    Funds-of-funds - equity
---------------------------------------------------------------------------------------------------------------
Portfolio Builder Conservative                January 31        March 30, 2007    Funds-of-funds - fixed income
---------------------------------------------------------------------------------------------------------------
Portfolio Builder Moderate                    January 31        March 30, 2007    Funds-of-funds - equity
---------------------------------------------------------------------------------------------------------------
Portfolio Builder Moderate Aggressive         January 31        March 30, 2007    Funds-of-funds - equity
---------------------------------------------------------------------------------------------------------------
Portfolio Builder Moderate Conservative       January 31        March 30, 2007    Funds-of-funds - fixed income
---------------------------------------------------------------------------------------------------------------
Portfolio Builder Total Equity                January 31        March 30, 2007    Funds-of-funds - equity
---------------------------------------------------------------------------------------------------------------



Statement of Additional Information - Dec. 28, 2007                       Page 4

FUND                                          FISCAL YEAR END   PROSPECTUS DATE   FUND INVESTMENT CATEGORY*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Precious Metals and Mining                    March 31          May 30, 2007      Equity
---------------------------------------------------------------------------------------------------------------
Real Estate                                   June 30           Aug. 29, 2007     Equity
---------------------------------------------------------------------------------------------------------------
Retirement Plus 2010                          April 30          June 29, 2007     Funds-of-funds - equity
---------------------------------------------------------------------------------------------------------------
Retirement Plus 2015                          April 30          June 29, 2007     Funds-of-funds - equity
---------------------------------------------------------------------------------------------------------------
Retirement Plus 2020                          April 30          June 29, 2007     Funds-of-funds - equity
---------------------------------------------------------------------------------------------------------------
Retirement Plus 2025                          April 30          June 29, 2007     Funds-of-funds - equity
---------------------------------------------------------------------------------------------------------------
Retirement Plus 2030                          April 30          June 29, 2007     Funds-of-funds - equity
---------------------------------------------------------------------------------------------------------------
Retirement Plus 2035                          April 30          June 29, 2007     Funds-of-funds - equity
---------------------------------------------------------------------------------------------------------------
Retirement Plus 2040                          April 30          June 29, 2007     Funds-of-funds - equity
---------------------------------------------------------------------------------------------------------------
Retirement Plus 2045                          April 30          June 29, 2007     Funds-of-funds - equity
---------------------------------------------------------------------------------------------------------------
S&P 500 Index                                 January 31        March 30, 2007    Equity
---------------------------------------------------------------------------------------------------------------
Select Value                                  May 31            July 30, 2007     Equity
---------------------------------------------------------------------------------------------------------------
Short Duration U.S. Government                May 31            July 30, 2007     Taxable fixed income
---------------------------------------------------------------------------------------------------------------
Small Cap Advantage                           March 31          May 30, 2007      Equity
---------------------------------------------------------------------------------------------------------------
Small Cap Equity                              May 31            July 30, 2007     Equity
---------------------------------------------------------------------------------------------------------------
Small Cap Growth                              March 31          May 30, 2007      Equity
---------------------------------------------------------------------------------------------------------------
Small Cap Value                               May 31            July 30, 2007     Equity
---------------------------------------------------------------------------------------------------------------
Small Company Index                           January 31        March 30, 2007    Equity
---------------------------------------------------------------------------------------------------------------
Strategic Allocation                          September 30      Nov. 29, 2007     Balanced
---------------------------------------------------------------------------------------------------------------
Strategic Income Allocation                   September 30      Nov. 29, 2007     Taxable fixed income
---------------------------------------------------------------------------------------------------------------
Tax-Exempt Bond                               November 30       Jan. 29, 2007     Tax-exempt fixed income
---------------------------------------------------------------------------------------------------------------
Tax-Exempt High Income                        November 30       Jan. 29, 2007     Tax-exempt fixed income
---------------------------------------------------------------------------------------------------------------
Tax-Exempt Money Market                       December 31       March 1, 2007     Tax-exempt money market
---------------------------------------------------------------------------------------------------------------
U.S. Government Mortgage                      May 31            July 30, 2007     Taxable fixed income
---------------------------------------------------------------------------------------------------------------
Value                                         May 31            July 30, 2007     Equity
---------------------------------------------------------------------------------------------------------------



    * The taxable fixed income fund investment category includes Absolute Return Currency and Income Fund, which is an alternative investment strategy. Although Strategic Income Allocation Fund is a taxable fixed income fund, it may invest up to 10% of its portfolio in equity securities.

   ** The fund changed its fiscal period end in 2006 from June 30 to Aug. 31.
      For 2006, the information shown is for the period from July 1, 2005 through Aug. 31, 2006. For years prior to 2006, the fiscal period ended June 30.

FUNDS-OF-FUNDS
Funds-of-funds invest in a combination of underlying funds. These underlying funds have their own investment policies that may be more or less restrictive than the policies of the funds-of-funds. The policies of the underlying funds may permit funds-of-funds to engage in investment strategies indirectly that would otherwise be prohibited under the investment restrictions of the funds-of-funds.



Statement of Additional Information - Dec. 28, 2007                       Page 5

FUNDAMENTAL AND NONFUNDAMENTAL INVESTMENT POLICIES

Fundamental investment policies adopted by a fund cannot be changed without the approval of a majority of the outstanding voting securities of the fund as defined in the Investment Company Act of 1940, as amended (the 1940 Act). Nonfundamental investment policies may be changed by the Board at any time.

Notwithstanding any of a fund's other investment policies, each fund may invest its assets in an open-end management investment company having substantially the same investment objectives, policies, and restrictions as the fund for the purpose of having those assets managed as part of a combined pool.

FUNDAMENTAL POLICIES

Fundamental policies are policies that can be changed only with shareholder approval.

FOR EACH FUND: The fund will not:

    - Act as an underwriter (sell securities for others). However, under the securities laws, the fund may be deemed to be an underwriter when it purchases securities directly from the issuer and later resells them.

    - Lend securities or participate in an interfund lending program if the total of all such loans would exceed 33 1/3% of the fund's total assets except this fundamental investment policy shall not prohibit the fund from purchasing money market securities, loans, loan participation or other debt securities, or from entering into repurchase agreements. For funds-of-funds - equity, under current Board policy, the fund has no current intention to lend to a material extent.

    - Borrow money, except for temporary purposes (not for leveraging or investment) in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings) immediately after the borrowings. For funds-of-funds - equity, under current Board policy, the fund has no current intention to borrow to a material extent.

    - Issue senior securities, except as permitted under the 1940 Act.

ADDITIONALLY FOR CASH MANAGEMENT THE FUND WILL NOT:

    - Buy on margin or sell short or deal in options to buy or sell securities.

    - Purchase common stocks, preferred stocks, warrants, other equity securities, corporate bonds or debentures, state bonds, municipal bonds, or industrial revenue bonds.

ADDITIONALLY FOR TAX-EXEMPT MONEY MARKET THE FUND WILL NOT:

    - Buy on margin or sell short.

In addition to the policies described above and any fundamental policy described in the prospectus, the chart below shows fund-specific policies that may be changed only with shareholder approval. The chart indicates whether or not the fund has a policy on a particular topic. A shaded box indicates that the fund does not have a policy on a particular topic. The specific policy is stated in the paragraphs that follow the table.

                          TABLE 2. FUNDAMENTAL POLICIES

The fund will not:

                                       A                      C           D           E
                                    BUY OR                BUY MORE     INVEST      CONCEN-       F
                                     SELL        B          THAN      MORE THAN   TRATE IN    INVEST
                                     REAL   BUY OR SELL   10% OF AN   5% IN AN     ANY ONE     LESS
FUND                                ESTATE  COMMODITIES    ISSUER      ISSUER     INDUSTRY   THAN 80%
-----------------------------------------------------------------------------------------------------
Absolute Return Currency and          A1          B1         --          --          E7           --
Income
-----------------------------------------------------------------------------------------------------
Aggressive Growth                     A1          B1         C1          D1          E1           --
-----------------------------------------------------------------------------------------------------
Balanced                              A1          B1         C1          D1          E1           --
-----------------------------------------------------------------------------------------------------
California Tax-Exempt                 A1          B1         --          --          --           F1
-----------------------------------------------------------------------------------------------------
Cash Management                       A3          A3         C1          D1          --
-----------------------------------------------------------------------------------------------------
Core Bond                             A1          B1         C1          D1          E1           --
-----------------------------------------------------------------------------------------------------
Disciplined Equity                    A1          B1         C1          D1          E1           --
-----------------------------------------------------------------------------------------------------
Disciplined International Equity      A1          B4         C1          D1          E1           --
-----------------------------------------------------------------------------------------------------
Disciplined Large Cap Growth          A1          B3         C1          D1          E1           --
-----------------------------------------------------------------------------------------------------
Disciplined Small and Mid Cap         A1          B4         C1          D1          E1           --
Equity
-----------------------------------------------------------------------------------------------------
Disciplined Small Cap Value           A1          B4         C1          D1          E1           --
-----------------------------------------------------------------------------------------------------


Statement of Additional Information - Dec. 28, 2007                       Page 6

                                       A                      C           D           E
                                    BUY OR                BUY MORE     INVEST      CONCEN-       F
                                     SELL        B          THAN      MORE THAN   TRATE IN    INVEST
                                     REAL   BUY OR SELL   10% OF AN   5% IN AN     ANY ONE     LESS
FUND                                ESTATE  COMMODITIES    ISSUER      ISSUER     INDUSTRY   THAN 80%
-----------------------------------------------------------------------------------------------------
Diversified Bond
A1                                    B1          C1         D1          E1          --
-----------------------------------------------------------------------------------------------------
Diversified Equity Income             A1          B1         C1          D1          E1           --
-----------------------------------------------------------------------------------------------------
Dividend Opportunity                  A1          B1         C1          D1          --
-----------------------------------------------------------------------------------------------------
Emerging Markets                      A1          B1         C1          D1          E1           --
-----------------------------------------------------------------------------------------------------
Emerging Markets Bond                 A1          B4         --          --          E5           --
-----------------------------------------------------------------------------------------------------
Equity Value                          A1          B1         C1          D1          E1           --
-----------------------------------------------------------------------------------------------------
European Equity                       A1          B1         --          --          E1           --
-----------------------------------------------------------------------------------------------------
Floating Rate                         A1          B4         C1          D1          E6           --
-----------------------------------------------------------------------------------------------------
Fundamental Growth                    A1          B1         C1          D1          E1           --
-----------------------------------------------------------------------------------------------------
Fundamental Value                     A1          B3         C1          D1          E1           --
-----------------------------------------------------------------------------------------------------
Global Bond                           A1          B1         C1          --          E1           --
-----------------------------------------------------------------------------------------------------
Global Equity                         A1          B1         C1          D1          E1           --
-----------------------------------------------------------------------------------------------------
Global Technology                     A1          B1         --
-----------------------------------------------------------------------------------------------------
Growth                                A1          B1         C1          D1          E1           --
-----------------------------------------------------------------------------------------------------
High Yield Bond                       A1          B1         C1          D1          E1           --
-----------------------------------------------------------------------------------------------------
Income Builder Basic Income*          A1          B4         --          --          E2           --
-----------------------------------------------------------------------------------------------------
Income Builder Enhanced Income*       A1          B4         --          --          E2           --
-----------------------------------------------------------------------------------------------------
Income Builder Moderate Income*       A1          B4         --          --          E2           --
-----------------------------------------------------------------------------------------------------
Income Opportunities                  A1          B1         C1          D1          E1           --
-----------------------------------------------------------------------------------------------------
Inflation Protected Securities        A1          B1         --          --          E1           --
-----------------------------------------------------------------------------------------------------
Intermediate Tax-Exempt               A1          B1         C1          D1          --         F3(i)
-----------------------------------------------------------------------------------------------------
International Aggressive Growth       A1          B3         C1          D1          E1           --
-----------------------------------------------------------------------------------------------------
International Equity                  A1          B3         C1          D1          E1           --
-----------------------------------------------------------------------------------------------------
International Opportunity             A1          B1         C1          D1          E1           --
-----------------------------------------------------------------------------------------------------
International Select Value            A1          B3         C1          D1          E1           --
-----------------------------------------------------------------------------------------------------
International Small Cap               A1          B3         C1          D1          E1           --
-----------------------------------------------------------------------------------------------------
Large Cap Equity                      A1          B1         C1          D1          E1           --
-----------------------------------------------------------------------------------------------------
Large Cap Value                       A1          B3         C1          D1          E1           --
-----------------------------------------------------------------------------------------------------
Limited Duration Bond                 A1          B1         C1          D1          E1           --
-----------------------------------------------------------------------------------------------------
Massachusetts Tax-Exempt              A1          B1         --          --          --           F1
-----------------------------------------------------------------------------------------------------
Michigan Tax-Exempt                   A1          B1         --          --          --           F1
-----------------------------------------------------------------------------------------------------
Mid Cap Growth                        A1          B1         C1          D1          E1           --
-----------------------------------------------------------------------------------------------------
Mid Cap Value                         A1          B1         C1          D1          E1           --
-----------------------------------------------------------------------------------------------------
Minnesota Tax-Exempt                  A1          B1         --          --          --           F1
-----------------------------------------------------------------------------------------------------
New York Tax-Exempt                   A1          B1         --          --          --           F1
-----------------------------------------------------------------------------------------------------
Ohio Tax-Exempt                       A1          B1         --          --          --           F1
-----------------------------------------------------------------------------------------------------
Portfolio Builder Aggressive*         A1          B1         --          --          E2           --
-----------------------------------------------------------------------------------------------------
Portfolio Builder Conservative*       A1          B1         --          --          E2           --
-----------------------------------------------------------------------------------------------------
Portfolio Builder Moderate*           A1          B1         --          --          E2           --
-----------------------------------------------------------------------------------------------------
Portfolio Builder Moderate            A1          B1         --          --          E2           --
Aggressive*
-----------------------------------------------------------------------------------------------------
Portfolio Builder Moderate            A1          B1         --          --          E2           --
Conservative*
-----------------------------------------------------------------------------------------------------
Portfolio Builder Total Equity*       A1          B1         --          --          E2           --
-----------------------------------------------------------------------------------------------------
Precious Metals and Mining            A1       B1(ii)        --          --          E3           --
-----------------------------------------------------------------------------------------------------
Real Estate                           A1          B1         --
-----------------------------------------------------------------------------------------------------
Retirement Plus 2010*                 A1          B4         --          --          E2           --
-----------------------------------------------------------------------------------------------------
Retirement Plus 2015*                 A1          B4         --          --          E2           --
-----------------------------------------------------------------------------------------------------
Retirement Plus 2020*                 A1          B4         --          --          E2           --
-----------------------------------------------------------------------------------------------------


Statement of Additional Information - Dec. 28, 2007                       Page 7

                                       A                      C           D           E
                                    BUY OR                BUY MORE     INVEST      CONCEN-       F
                                     SELL        B          THAN      MORE THAN   TRATE IN    INVEST
                                     REAL   BUY OR SELL   10% OF AN   5% IN AN     ANY ONE     LESS
FUND                                ESTATE  COMMODITIES    ISSUER      ISSUER     INDUSTRY   THAN 80%
-----------------------------------------------------------------------------------------------------
Retirement Plus 2025*
A1                                    B4          --         --          E2          --
-----------------------------------------------------------------------------------------------------
Retirement Plus 2030*                 A1          B4         --          --          E2           --
-----------------------------------------------------------------------------------------------------
Retirement Plus 2035*                 A1          B4         --          --          E2           --
-----------------------------------------------------------------------------------------------------
Retirement Plus 2040*                 A1          B4         --          --          E2           --
-----------------------------------------------------------------------------------------------------
Retirement Plus 2045*                 A1          B4         --          --          E2           --
-----------------------------------------------------------------------------------------------------
S&P 500 Index                         A1          B1         --          --          E4           --
-----------------------------------------------------------------------------------------------------
Select Value                          A1          B3         C1          D1          E1           --
-----------------------------------------------------------------------------------------------------
Short Duration U.S. Government        A1          B1         C1          D1          E1           --
-----------------------------------------------------------------------------------------------------
Small Cap Advantage                   A1          B1         C1          D1          E1           --
-----------------------------------------------------------------------------------------------------
Small Cap Equity                      A1          B3         C1          D1          E1           --
-----------------------------------------------------------------------------------------------------
Small Cap Growth                      A1          B1         C1          D1          E1           --
-----------------------------------------------------------------------------------------------------
Small Cap Value                       A1          B3         --          --          E1           --
-----------------------------------------------------------------------------------------------------
Small Company Index                   A1          B1         C1          D1          E1           --
-----------------------------------------------------------------------------------------------------
Strategic Allocation                  A1          B1         C1          D1          E1           --
-----------------------------------------------------------------------------------------------------
Strategic Income Allocation           A1          B3         C1          D1          E1           --
-----------------------------------------------------------------------------------------------------
Tax-Exempt Bond                       A1          B1         C1          D1          --       F3(iii)
-----------------------------------------------------------------------------------------------------
Tax-Exempt High Income                A1          B1         C1          D1          --           F2
-----------------------------------------------------------------------------------------------------
Tax-Exempt Money Market               A2          B2         C1          D1          --           F3
-----------------------------------------------------------------------------------------------------
U.S. Government Mortgage              A1          B1         C1          D1          E1           --
-----------------------------------------------------------------------------------------------------
Value                                 A1          B3         C1          D1          E1           --
-----------------------------------------------------------------------------------------------------



    * The fund invests in a combination of underlying funds. These underlying funds have adopted their own investment policies that may be more or less restrictive than those of the fund. The policies of the underlying funds may permit a fund to engage in investment strategies indirectly that would otherwise be prohibited under the fund's investment restrictions.
  (i) For purposes of this policy, the fund will not include any investments subject to the alternative minimum tax.
 (ii) Additionally, the fund may purchase gold, silver, or other precious metals, strategic metals or other metals occurring naturally with such metals.
(iii) The fund does not intend to purchase bonds or other debt securities the interest from which is subject to the alternative minimum tax.

A. BUY OR SELL REAL ESTATE
   A1 - The fund will not buy or sell real estate, unless acquired as a result of ownership of securities or other instruments, except this shall not prevent the fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business or real estate investment trusts. For purposes of this policy, real estate includes real estate limited partnerships.

   A2 - The fund will not invest in real estate, but the fund can invest in municipal bonds and notes secured by real estate or interest therein. For purposes of this policy, real estate includes real estate limited partnerships.

   A3 - The fund will not buy or sell real estate, commodities or commodity contracts. For purposes of this policy, real estate includes real estate limited partnerships.

B. BUY OR SELL PHYSICAL COMMODITIES
   B1 - The fund will not buy or sell physical commodities unless acquired as a result of ownership of securities or other instruments, except this shall not prevent the fund from buying or selling options and futures contracts or from investing in securities or other instruments backed by, or whose value is derived from, physical commodities.

   B2 -   The fund will not invest in commodities or commodity contracts.

   B3 - The fund will not buy or sell physical commodities unless acquired as a result of ownership of securities or other instruments, except this shall not prevent the fund from buying or selling options, futures contracts and foreign currency or from investing in securities or other instruments backed by, or whose value is derived from, physical commodities.

   B4 - The fund will not buy or sell physical commodities unless acquired as a result of ownership of securities or other instruments, except this shall not prevent the fund from buying or selling options, futures contracts and foreign


Statement of Additional Information - Dec. 28, 2007                       Page 8
          currency or from entering into forward currency contracts or from investing in securities or other instruments backed by, or whose value is derived from, physical commodities.

C. BUY MORE THAN 10% OF AN ISSUER

   C1 - The fund will not purchase more than 10% of the outstanding voting securities of an issuer, except that up to 25% of the fund's assets may be invested without regard to this 10% limitation. For tax-exempt funds, for purposes of this policy, the terms of a municipal security determine the issuer.

D. INVEST MORE THAN 5% IN AN ISSUER
   D1 - The fund will not invest more than 5% of its total assets in securities of any company, government, or political subdivision thereof, except the limitation will not apply to investments in securities issued or guaranteed by the U.S. government, its agencies, or instrumentalities, or other investment companies, and except that up to 25% of the fund's total assets may be invested without regard to this 5% limitation. For tax-exempt funds, for purposes of this policy, the terms of a municipal security determine the issuer.

E. CONCENTRATE
   E1 - The fund will not concentrate in any one industry. According to the present interpretation by the Securities and Exchange Commission
          (SEC), this means that up to 25% of the fund's total assets, based on current market value at time of purchase, can be invested in any one industry.


   E2 - The fund will not concentrate in any one industry. According to the present interpretation by the SEC, this means that up to 25% of the fund's total assets, based on current market value at time of purchase, can be invested in any one industry. The fund itself does not intend to concentrate, however, the aggregation of holdings of the underlying funds may result in the fund indirectly investing more than 25% of its assets in a particular industry. The fund does not control the investments of the underlying funds and any indirect concentration will occur only as a result of the fund following its investment objectives by investing in the underlying funds.


   E3 - The fund will not invest less than 25% of its total assets in the precious metals industry, based on current market value at the time of purchase, unless market conditions temporarily require a defensive investment strategy.

   E4 - The fund will not concentrate in any one industry unless that industry represents more than 25% of the index tracked by the fund. For all other industries, in accordance with the current interpretation by the SEC, this means that up to 25% of the fund's total assets, based on current market value at time of purchase, can be invested in any one industry.

   E5 - While the fund may invest 25% or more of its total assets in the securities of foreign governmental and corporate entities located in the same country, it will not invest 25% or more of its total assets in any single foreign governmental issuer.

   E6 - The fund will not concentrate in any one industry. According to the present interpretation by the SEC, this means that up to 25% of the fund's total assets, based on current market value at time of purchase, can be invested in any one industry. For purposes of this restriction, loans will be considered investments in the industry of the underlying borrower, rather than that of the seller of the loan.

   E7 - Concentrate in any one industry, provided however, that this restriction shall not apply to securities or obligations issued or guaranteed by the U.S. Government, banks or bank holding companies or finance companies. For all other industries, this means that up to 25% of the fund's total assets, based on current market value at the time of purchase, can be invested in any one industry.

F. INVEST LESS THAN 80%
   F1 - The fund will not under normal market conditions, invest less than 80% of its net assets in municipal obligations that are generally exempt from federal income tax as well as respective state and local income tax.

   F2 - The fund will not under normal market conditions, invest less than 80% of its net assets in bonds and notes issued by or on behalf of state and local governmental units whose interest, in the opinion of counsel for the issuer, is exempt from federal income tax and is not subject to the alternative minimum tax.

   F3 - The fund will not under normal market conditions, invest less than 80% of its net assets in bonds and other debt securities issued by or on behalf of state or local governmental units whose interest, in the opinion of counsel for the issuer, is exempt from federal income tax.



Statement of Additional Information - Dec. 28, 2007                       Page 9

NONFUNDAMENTAL POLICIES

Nonfundamental policies are policies that can be changed by the Board without shareholder approval. The following nonfundamental policies are in addition to those described in the prospectus.

FOR FUNDS OTHER THAN MONEY MARKET FUNDS:
    - No more than 15% of the fund's net assets will be held in securities and other instruments that are illiquid.

FOR MONEY MARKET FUNDS:
    - No more than 10% of the fund's net assets will be held in securities and other instruments that are illiquid.

ADDITIONALLY, REGARDING LIMITING INVESTMENTS IN FOREIGN SECURITIES:

FOR AGGRESSIVE GROWTH, BALANCED, CORE BOND, DISCIPLINED EQUITY, DISCIPLINED LARGE CAP GROWTH, DISCIPLINED SMALL AND MID CAP EQUITY, DISCIPLINED SMALL CAP VALUE, DIVERSIFIED BOND, DIVERSIFIED EQUITY INCOME, DIVIDEND OPPORTUNITY, EQUITY VALUE, FLOATING RATE, FUNDAMENTAL GROWTH, FUNDAMENTAL VALUE, GROWTH, HIGH YIELD BOND, INCOME OPPORTUNITIES, INFLATION PROTECTED SECURITIES, LARGE CAP EQUITY, LARGE CAP VALUE, LIMITED DURATION BOND, MID CAP GROWTH, MID CAP VALUE, REAL ESTATE, SELECT VALUE, SMALL CAP ADVANTAGE, SMALL CAP EQUITY, SMALL CAP GROWTH, SMALL CAP VALUE, AND VALUE:
    - Up to 25% of the fund's net assets may be invested in foreign investments.

FOR PRECIOUS METALS AND MINING:
    - Under normal market conditions, the fund intends to invest at least 50% of its total assets in foreign investments.

FOR SHORT DURATION U.S. GOVERNMENT AND U.S. GOVERNMENT MORTGAGE:
    - Up to 20% of the fund's net assets may be invested in foreign investments.

FOR STRATEGIC ALLOCATION:
    - The fund may invest its total assets, up to 50%, in foreign investments.


Fund-of-funds invest in a combination of underlying funds. These underlying funds have adopted their own investment policies that may be more or less restrictive than those of the fund. The policies of the underlying funds may permit a fund to engage in investment strategies indirectly that would otherwise be prohibited under the funds' investment structure.




Statement of Additional Information - Dec. 28, 2007                      Page 10

INVESTMENT STRATEGIES AND TYPES OF INVESTMENTS

This table shows many of the various investment strategies and investments that many funds are allowed to engage in and purchase. It is intended to show the breadth of investments that the investment manager or subadviser (individually and collectively, the "investment manager") may make on behalf of a fund. For a description of principal risks for an individual fund, please see the applicable prospectus for that fund. Notwithstanding a fund's ability to utilize these strategies and techniques, the investment manager is not obligated to use them at any particular time. For example, even though the investment manager is authorized to adopt temporary defensive positions and is authorized to attempt to hedge against certain types of risk, these practices are left to the investment manager's sole discretion.

INVESTMENT STRATEGIES AND TYPES OF INVESTMENTS: A black circle indicates that the investment strategy or type of investment generally is authorized for a category of funds. Exceptions are noted in the footnotes to the table. See Table 1 for fund categories.

             TABLE 3. INVESTMENT STRATEGIES AND TYPES OF INVESTMENTS


                                                         FUNDS-OF-FUNDS -  TAXABLE  TAXABLE  TAX-EXEMPT  TAX-EXEMPT      STATE
                                                            EQUITY AND      FIXED    MONEY      MONEY       FIXED     TAX-EXEMPT
INVESTMENT STRATEGY                    BALANCED  EQUITY    FIXED INCOME     INCOME   MARKET    MARKET      INCOME    FIXED INCOME
---------------------------------------------------------------------------------------------------------------------------------
Agency and government securities           -        -            -            -        -          -           -            -

---------------------------------------------------------------------------------------------------------------------------------
Borrowing                                  -        -            -            -        -         --           -            -
---------------------------------------------------------------------------------------------------------------------------------
Cash/money market instruments              -        -            -            -        -          -           -            -
---------------------------------------------------------------------------------------------------------------------------------
Collateralized bond obligations            -       - A          --            -        --        --           -            -
---------------------------------------------------------------------------------------------------------------------------------
Commercial paper                           -        -            -            -        -          -           -            -
---------------------------------------------------------------------------------------------------------------------------------
Common stock                               -        -           --           - B       --        --          --           --
---------------------------------------------------------------------------------------------------------------------------------
Convertible securities                     -        -           --           - C       --        --           -            -
---------------------------------------------------------------------------------------------------------------------------------
Corporate bonds                            -        -           --            -        -         --           -            -
---------------------------------------------------------------------------------------------------------------------------------
Debt obligations                           -        -           --            -        -          -           -            -
---------------------------------------------------------------------------------------------------------------------------------
Depositary receipts                        -        -           --            -        --        --          --           --
---------------------------------------------------------------------------------------------------------------------------------
Derivative instruments
(including options and futures)            -        -            -            -        --        --           -            -
---------------------------------------------------------------------------------------------------------------------------------
Exchange-traded funds                      -        -           --            -        --        --           -            -
---------------------------------------------------------------------------------------------------------------------------------
Floating rate loans                        -       --           --            -        --        --          --           --
---------------------------------------------------------------------------------------------------------------------------------
Foreign currency transactions              -        -           --            -        --        --           -
---------------------------------------------------------------------------------------------------------------------------------
Foreign securities                         -        -           --            -        -         --           -            -
---------------------------------------------------------------------------------------------------------------------------------
Funding agreements                         -        -            -            -        -          -           -            -
---------------------------------------------------------------------------------------------------------------------------------
High yield debt securities (junk
bonds)                                     -        -           --            -        --        --           -            -
---------------------------------------------------------------------------------------------------------------------------------
Illiquid and restricted securities         -        -            -            -        -          -           -            -
---------------------------------------------------------------------------------------------------------------------------------
Indexed securities                         -        -           --            -        --        --           -            -
---------------------------------------------------------------------------------------------------------------------------------
Inflation protected securities             -        -           --            -        --        --           -            -
---------------------------------------------------------------------------------------------------------------------------------
Inverse floaters                           -        D           --            -        --        --           -            -
---------------------------------------------------------------------------------------------------------------------------------
Investment companies                       -        -            -            -        -         --          --           --
---------------------------------------------------------------------------------------------------------------------------------
Lending of portfolio securities            -        -            -            -        -          -           -            -
---------------------------------------------------------------------------------------------------------------------------------
Loan participations                        -        -           --            -        --        --           -            -
---------------------------------------------------------------------------------------------------------------------------------
Mortgage- and asset-backed securities      -       - E          --            -        -          -           -            -
---------------------------------------------------------------------------------------------------------------------------------
Mortgage dollar rolls                      -        F           --            -        --        --           -            -
---------------------------------------------------------------------------------------------------------------------------------
Municipal obligations                      -        -           --            -        --         -           -            -
---------------------------------------------------------------------------------------------------------------------------------
Preferred stock                            -        -           --           - G       --        --          - G           -
---------------------------------------------------------------------------------------------------------------------------------
Real estate investment trusts              -        -           --            -        --        --           -            -
---------------------------------------------------------------------------------------------------------------------------------
Repurchase agreements                      -        -           --            -        -          -           -            -
---------------------------------------------------------------------------------------------------------------------------------
Reverse repurchase agreements              -        -           --            -        -         --           -            -
---------------------------------------------------------------------------------------------------------------------------------
Short sales                                H        H            H            H        --        --           H            H
---------------------------------------------------------------------------------------------------------------------------------


Statement of Additional Information - Dec. 28, 2007                      Page 11

                                                         FUNDS-OF-FUNDS -  TAXABLE  TAXABLE  TAX-EXEMPT  TAX-EXEMPT      STATE
                                                            EQUITY AND      FIXED    MONEY      MONEY       FIXED     TAX-EXEMPT
INVESTMENT STRATEGY                    BALANCED  EQUITY    FIXED INCOME     INCOME   MARKET    MARKET      INCOME    FIXED INCOME
---------------------------------------------------------------------------------------------------------------------------------
Sovereign debt
-                                          -       --            -            -        --         -           -
---------------------------------------------------------------------------------------------------------------------------------
Structured investments                     -        -           --            -        --        --           -            -
---------------------------------------------------------------------------------------------------------------------------------
Swap agreements                            -        -           --            -        --        --           -            -
---------------------------------------------------------------------------------------------------------------------------------
Variable- or floating-rate securities      -        -            -            -        -          -           -            -
---------------------------------------------------------------------------------------------------------------------------------
Warrants                                   -        -           --            -        --        --           -            -
---------------------------------------------------------------------------------------------------------------------------------
When-issued securities and forward
commitments                                -        -           --            -        --        --           -            -
---------------------------------------------------------------------------------------------------------------------------------
Zero-coupon, step-coupon and pay-in-
kind securities                            -        -           --            -        --        --           -            -
---------------------------------------------------------------------------------------------------------------------------------



A. The following funds are not authorized to invest in collateralized bond obligations: International Aggressive Growth, International Equity, International Select Value, International Small Cap, Select Value, Small Cap Equity, Small Cap Growth, Small Cap Value, and Small Cap Advantage.

B. The following funds are not authorized to invest in common stock: Short Duration U.S. Government, U.S. Government Mortgage.

C. The following funds are not authorized to invest in convertible securities: Short Duration U.S. Government, U.S. Government Mortgage.

D.    The following funds are authorized to invest in inverse floaters: Real
      Estate.

E. The following funds are not authorized to invest in mortgage- and asset-backed securities: Small Cap Growth, Value, S&P 500 Index, Small Cap Advantage, Small Company Index.

F.    The following funds are authorized to invest in mortgage dollar rolls:
      Real Estate.

G. The following funds are not authorized to invest in preferred stock: Tax-Exempt High Income, Intermediate Tax-Exempt, Tax-Exempt Bond, Short Duration U.S. Government, U.S. Government Mortgage.

H. The funds are not prohibited from engaging in short sales, however, each fund will seek Board approval prior to utilizing short sales as an active part of its investment strategy.



Statement of Additional Information - Dec. 28, 2007                      Page 12

INFORMATION REGARDING RISKS AND INVESTMENT STRATEGIES

RISKS

The following is a summary of common risk characteristics. Following this summary is a description of certain investments and investment strategies and the risks most commonly associated with them (including certain risks not described below and, in some cases, a more comprehensive discussion of how the risks apply to a particular investment or investment strategy). A mutual fund's risk profile is largely defined by the fund's primary securities and investment strategies. However, most mutual funds are allowed to use certain other strategies and investments that may have different risk characteristics. Accordingly, one or more of the following types of risk may be associated with a fund at any time (for a description of principal risks for an individual fund, please see that fund's prospectus):

ACTIVE MANAGEMENT RISK. For a fund that is actively managed, its performance will reflect in part the ability of the portfolio managers to select securities and to make investment decisions that are suited to achieving the fund's investment objective. Due to its active management, a fund could underperform other mutual funds with similar investment objectives.

AFFILIATED FUND RISK. For funds-of-funds, the risk that the investment manager may have potential conflicts of interest in selecting underlying funds because the fees paid to it by some underlying funds are higher than the fees paid by other underlying funds. However, the investment manager is a fiduciary to the funds and is legally obligated to act in their best interests when selecting underlying funds, without taking fees into consideration.

ALLOCATION RISK. For funds-of-funds, the risk that the investment manager's evaluations regarding asset classes or underlying funds may be incorrect. There is no guarantee that the underlying funds will achieve their investment objectives. There is also a risk that the selected underlying funds' performance may be lower than the performance of the asset class they were selected to represent or may be lower than the performance of alternative underlying funds that could have been selected to represent the asset class.

CREDIT RISK. Credit risk is the risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable or unwilling to honor a financial obligation, such as payments due on a bond or a note. If the fund purchases unrated securities, or if the rating of a security is reduced after purchase, the fund will depend on the investment manager's analysis of credit risk more heavily than usual.

CONFIDENTIAL INFORMATION ACCESS RISK. For funds investing in floating rate loans, the investment manager normally will seek to avoid the receipt of material, non-public information (Confidential Information) about the issuers of floating rate loans being considered for acquisition by the fund, or held in the fund. In many instances, issuers of floating rate loans offer to furnish Confidential Information to prospective purchasers or holders of the issuer's floating rate loans to help potential investors assess the value of the loan. The investment manager's decision not to receive Confidential Information from these issuers may disadvantage the fund as compared to other floating rate loan investors, and may adversely affect the price the fund pays for the loans it purchases, or the price at which the fund sells the loans. Further, in situations when holders of floating rate loans are asked, for example, to grant consents, waivers or amendments, the investment manager's ability to assess the desirability of such consents, waivers or amendments may be compromised. For these and other reasons, it is possible that the investment manager's decision under normal circumstances not to receive Confidential Information could adversely affect the fund's performance.

COUNTERPARTY RISK. Counterparty risk is the risk that a counterparty to a financial instrument entered into by the fund or held by a special purpose or structured vehicle becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties. The fund may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding. The fund may obtain only limited recovery or may obtain no recovery in such circumstances. The fund will typically enter into financial instrument transactions with counterparties whose credit rating is investment grade, or, if unrated, determined to be of comparable quality by the investment manager.


DERIVATIVES RISK. Derivatives are financial instruments that have a value which depends upon, or is derived from, the value of something else, such as one or more underlying securities, pools of securities, options, futures, indexes or currencies. Gains or losses involving derivative instruments may be substantial, because a relatively small price movement in the underlying security(ies), instrument, currency or index may result in a substantial gain or loss for the Fund. Derivative instruments in which the Fund invests will typically increase the Fund's exposure to Principal Risks to which it is otherwise exposed, and may expose the Fund to additional risks, including correlation risk, counterparty credit risk, hedging risk, leverage risk, and liquidity risk.



Correlation risk is related to hedging risk and is the risk that there may be an incomplete correlation between the hedge and the opposite position, which may result in increased or unanticipated losses.




Statement of Additional Information - Dec. 28, 2007                      Page 13

Counterparty credit risk is the risk that a counterparty to the derivative instrument becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, and the Fund may obtain no recovery of its investment or may only obtain a limited recovery, and any recovery may be delayed.

Hedging risk is the risk that derivative instruments used to hedge against an opposite position may offset losses, but they may also offset gains.



Leverage risk is the risk that losses from the derivative instrument may be greater than the amount invested in the derivative instrument. Certain derivatives have the potential for unlimited losses, regardless of the size of the initial investment.

Liquidity risk is the risk that the derivative instrument may be difficult or impossible to sell or terminate, which may cause the Fund to be in a position to do something the investment manager would not otherwise choose, including accepting a lower price for the derivative instrument, selling other investments or foregoing another, more appealing investment opportunity.


Certain derivatives have the potential for unlimited losses regardless of the size of the initial investment.


DIVERSIFICATION RISK. A non-diversified fund may invest more of its assets in fewer companies than if it were a diversified fund. Because each investment has a greater effect on the fund's performance, the fund may be more exposed to the risks of loss and volatility than a fund that invests more broadly.

For funds-of-funds, although most of the underlying funds are diversified funds, because the fund invests in a limited number of underlying funds, it is considered a non-diversified fund.

FOREIGN/EMERGING MARKETS RISK. The following are all components of foreign/emerging markets risk:

Country risk includes the political, economic, and other conditions of the country. These conditions include lack of publicly available information, less government oversight (including lack of accounting, auditing, and financial reporting standards), the possibility of government-imposed restrictions, and even the nationalization of assets. The liquidity of foreign investments may be more limited than for most U.S. investments, which means that, at times it may be difficult to sell foreign securities at desirable prices.

Currency risk results from the constantly changing exchange rates between local currency and the U.S. dollar. Whenever the fund holds securities valued in a foreign currency or holds the currency, changes in the exchange rate add to or subtract from the value of the investment.

Custody risk refers to the process of clearing and settling trades. It also covers holding securities with local agents and depositories. Low trading volumes and volatile prices in less developed markets make trades harder to complete and settle. Local agents are held only to the standard of care of the local market. Governments or trade groups may compel local agents to hold securities in designated depositories that are not subject to independent evaluation. The less developed a country's securities market is, the greater the likelihood of problems occurring.

Emerging markets risk includes the dramatic pace of change (economic, social, and political) in these countries as well as the other considerations listed above. These markets are in early stages of development and are extremely volatile. They can be marked by extreme inflation, devaluation of currencies, dependence on trade partners, and hostile relations with neighboring countries.

GEOGRAPHIC CONCENTRATION RISK. The fund may be particularly susceptible to economic, political or regulatory events affecting companies and countries within the specific geographic region in which the fund focuses its investments. Currency devaluations could occur in countries that have not yet experienced currency devaluation to date, or could continue to occur in countries that have already experienced such devaluations. As a result, the fund may be more volatile than a more geographically diversified fund.

For state-specific funds. Because state-specific tax-exempt funds invest primarily in the municipal securities issued by the state and political sub-divisions of the state, each fund will be particularly affected by political and economic conditions and developments in the state in which it invests. This vulnerability to factors affecting the state's tax-exempt investments will be significantly greater than that of a more geographically diversified fund, which may result in greater losses and volatility. See Appendix B for details. The value of municipal securities owned by a fund also may be adversely affected by future changes in federal or state income tax laws.

In addition, because of the relatively small number of issuers of tax-exempt securities, the fund may invest a higher percentage of its assets in a single issuer and, therefore, be more exposed to the risk of loss by investing in a few issuers than a fund that invests more broadly. At times, the fund and other accounts managed by the investment manager may own all or most of the debt of a particular issuer. This concentration of ownership may make it more difficult to sell, or to determine the fair value of, these investments.



Statement of Additional Information - Dec. 28, 2007                      Page 14

HIGHLY LEVERAGED TRANSACTIONS RISK. Certain corporate loans and corporate debt securities involve refinancings, recapitalizations, mergers and acquisitions, and other financings for general corporate purposes. These investments also may include senior obligations of a borrower issued in connection with a restructuring pursuant to Chapter 11 of the U.S. Bankruptcy Code (commonly known as "debtor-in-possession" financings), provided that such senior obligations are determined by the fund's investment manager upon its credit analysis to be a suitable investment by the fund. In such highly leveraged transactions, the borrower assumes large amounts of debt in order to have the financial resources to attempt to achieve its business objectives. Such business objectives may include but are not limited to: management's taking over control of a company (leveraged buy-out); reorganizing the assets and liabilities of a company (leveraged recapitalization); or acquiring another company. Loans or securities that are part of highly leveraged transactions involve a greater risk (including default and bankruptcy) than other investments.

IMPAIRMENT OF COLLATERAL RISK. The value of collateral, if any, securing a floating rate loan can decline, and may be insufficient to meet the borrower's obligations or difficult to liquidate. In addition, the fund's access to collateral may be limited by bankruptcy or other insolvency laws. Further, certain floating rate loans may not be fully collateralized and may decline in value.

INDEXING RISK. For funds that are managed to an index, the fund's performance will rise and fall as the performance of the index rises and falls.

INFLATION PROTECTED SECURITIES RISK. Inflation-protected debt securities tend to react to change in real interest rates. Real interest rates can be described as nominal interest rates minus the expected impact of inflation. In general, the price of an inflation-protected debt security falls when real interest rates rise, and rises when real interest rates fall. Interest payments on inflation-protected debt securities will vary as the principal and/or interest is adjusted for inflation and may be more volatile than interest paid on ordinary bonds. In periods of deflation, the fund may have no income at all. Income earned by a shareholder depends on the amount of principal invested and that principal will not grow with inflation unless the investor reinvests the portion of fund distributions that comes from inflation adjustments.

INTEREST RATE RISK. The securities in the portfolio are subject to the risk of losses attributable to changes in interest rates. Interest rate risk is generally associated with bond prices: when interest rates rise, bond prices fall. In general, the longer the maturity or duration of a bond, the greater its sensitivity to changes in interest rates.

INITIAL PUBLIC OFFERING (IPO) RISK. IPOs are subject to many of the same risks as investing in companies with smaller market capitalizations. To the extent a fund determines to invest in IPOs it may not be able to invest to the extent desired, because, for example, only a small portion (if any) of the securities being offered in an IPO may be made available. The investment performance of a fund during periods when it is unable to invest significantly or at all in IPOs may be lower than during periods when the fund is able to do so. In addition, as a fund increases in size, the impact of IPOs on the fund's performance will generally decrease. IPOs will frequently be sold within 12 months of purchase. This may result in increased short-term capital gains, which will be taxable to shareholders as ordinary income.

ISSUER RISK. An issuer, or the value of its stocks or bonds, may perform poorly. Poor performance may be caused by poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures, or other factors.

LIQUIDITY RISK. The risk associated from a lack of marketability of securities which may make it difficult or impossible to sell at desirable prices in order to minimize loss. The Fund may have to lower the selling price, sell other investments, or forego another, more appealing investment opportunity.

MARKET RISK. The market value of securities may fall or fail to rise. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. The market value of securities may fluctuate, sometimes rapidly and unpredictably. This risk is generally greater for small and mid-sized companies, which tend to be more vulnerable to adverse developments. In addition, focus on a particular style, for example, investment in growth or value securities, may cause the Fund to underperform other mutual funds if that style falls out of favor with the market.

PREPAYMENT AND EXTENSION RISK. The risk that a bond or other security might be called, or otherwise converted, prepaid, or redeemed, before maturity. This risk is primarily associated with asset-backed securities, including mortgage backed securities. If a security is converted, prepaid, or redeemed, before maturity, particularly during a time of declining interest rates, the portfolio managers may not be able to reinvest in securities providing as high a level of income, resulting in a reduced yield to the fund. Conversely, as interest rates rise, the likelihood of prepayment decreases. The portfolio managers may be unable to capitalize on securities with higher interest rates because the Fund's investments are locked in at a lower rate for a longer period of time.

QUANTITATIVE MODEL RISK. Securities selected using quantitative methods may perform differently from the market as a whole as a result of the factors used in the quantitative method, the weight placed on each factor, and changes in the factors'


Statement of Additional Information - Dec. 28, 2007                      Page 15
historical trends. The quantitative methodology employed by the investment manager has been extensively tested using historical securities market data, but has only recently begun to be used to manage open-end mutual funds. There can be no assurance that the methodology will enable the fund to achieve its objective.

REINVESTMENT RISK. The risk that an investor will not be able to reinvest income or principal at the same rate it currently is earning.

SECTOR RISK. Investments that are concentrated in a particular issuer, geographic region, or sector will be more susceptible to changes in price. The more a fund diversifies, the more it spreads risk and potentially reduces the risks of loss and volatility.

SMALL AND MID-SIZED COMPANY RISK. Investments in small and medium companies often involve greater risks than investments in larger, more established companies because small and medium companies may lack the management experience, financial resources, product diversification, experience, and competitive strengths of larger companies. Additionally, in many instances the securities of small and medium companies are traded only over-the-counter or on regional securities exchanges and the frequency and volume of their trading is substantially less and may be more volatile than is typical of larger companies.

TAX RISK. As a regulated investment company, a fund must derive at least 90% of its gross income for each taxable year from sources treated as "qualifying income" under the Internal Revenue Code of 1986, as amended. The Fund currently intends to take positions in forward currency contracts with notional value up to the Fund's total net assets. Although foreign currency gains currently constitute "qualifying income" the Treasury Department has the authority to issue regulations excluding from the definition of "qualifying incomes" a fund's foreign currency gains not "directly related" to its "principal business" of investing in stocks or securities (or options and futures with respect thereto). Such regulations might treat gains from some of the Fund's foreign currency-denominated positions as not "qualifying income" and there is a remote possibility that such regulations might be applied retroactively, in which case, the Fund might not qualify as a regulated investment company for one or more years. In the event the Treasury Department issues such regulations, the Fund's Board of Directors may authorize a significant change in investment strategy or Fund liquidation.

TRACKING ERROR RISK. For funds that are managed to an index, the fund may not track the index perfectly because differences between the index and the fund's portfolio can cause differences in performance. The investment manager purchases securities and other instruments in an attempt to replicate the performance of the index. However, the tools that the investment manager uses to replicate the index are not perfect and the fund's performance is affected by factors such as the size of the fund's portfolio, transaction costs, management fees and expenses, brokerage commissions and fees, the extent and timing of cash flows in and out of the fund and changes in the index.

In addition, the returns from a specific type of security (for example, mid-cap stocks) may trail returns from other asset classes or the overall market. Each type of security will go through cycles of doing better or worse than stocks or bonds in general. These periods may last for several years.

UNDERLYING FUND SELECTION RISK. For funds-of-funds, the risk that the selected underlying funds' performance may be lower than the performance of the asset class they were selected to represent or may be lower than the performance of alternative underlying funds that could have been selected to represent the investment category.

INVESTMENT STRATEGIES

The following information supplements the discussion of each fund's investment objectives, policies, and strategies that are described in the prospectus and in this SAI. The following describes strategies that many mutual funds use and types of securities that they purchase. Please refer to the table titled Investment Strategies and Types of Investments to see which are applicable to various categories of funds.

AGENCY AND GOVERNMENT SECURITIES
The U.S. government and its agencies issue many different types of securities. U.S. Treasury bonds, notes, and bills and securities, including mortgage pass through certificates of the Government National Mortgage Association (GNMA), are guaranteed by the U.S. government.

Other U.S. government securities are issued or guaranteed by federal agencies or government-sponsored enterprises but are not guaranteed by the U.S. government. This may increase the credit risk associated with these investments. Government-sponsored entities issuing securities include privately owned, publicly chartered entities created to reduce borrowing costs for certain sectors of the economy, such as farmers, homeowners, and students. They include the Federal Farm Credit Bank System, Farm Credit Financial Assistance Corporation, Federal Home Loan Bank, Federal Home Loan Mortgage Corporation (FHLMC), Federal National Mortgage Association (FNMA), Student Loan Marketing Association (SLMA), and Resolution Trust Corporation (RTC). Government-sponsored entities may issue discount notes (with maturities ranging from overnight to


Statement of Additional Information - Dec. 28, 2007                      Page 16

360 days) and bonds. Agency and government securities are subject to the same concerns as other debt obligations. (See also Debt Obligations and Mortgage- and Asset-Backed Securities.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with agency and government securities include:
Inflation Risk, Interest Rate Risk, Prepayment and Extension Risk, and Reinvestment Risk.

BORROWING
A fund may borrow money for temporary purposes or to engage in transactions permissible under the 1940 Act that may be considered a borrowing (such as derivative instruments). Borrowings are subject to costs (in addition to any interest that may be paid) and typically reduce a fund's total return. Except as noted in the nonfundamental policies, however, a fund may not buy securities on margin.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with borrowing include: Inflation Risk.

CASH/MONEY MARKET INSTRUMENTS
Cash-equivalent investments include short-term U.S. and Canadian government securities and negotiable certificates of deposit, non-negotiable fixed-time deposits, bankers' acceptances, and letters of credit of banks or savings and loan associations having capital, surplus, and undivided profits (as of the date of its most recently published annual financial statements) in excess of $100 million (or the equivalent in the instance of a foreign branch of a U.S. bank) at the date of investment. A fund also may purchase short-term notes and obligations of U.S. and foreign banks and corporations and may use repurchase agreements with broker-dealers registered under the Securities Exchange Act of 1934 and with commercial banks. (See also Commercial Paper, Debt Obligations, Repurchase Agreements, and Variable- or Floating-Rate Securities.) These types of instruments generally offer low rates of return and subject a fund to certain costs and expenses. See Appendix A for a discussion of securities ratings.

Bankers' acceptances are marketable short-term credit instruments used to finance the import, export, transfer or storage of goods. They are termed "accepted" when a bank guarantees their payment at maturity.

Bank certificates of deposit are certificates issued against funds deposited in a bank (including eligible foreign branches of U.S. banks), are for a definite period of time, earn a specified rate of return and are normally negotiable.

A fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of the RiverSource funds and other institutional clients of RiverSource Investments.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with cash/money market instruments include: Credit Risk and Inflation Risk.

COLLATERALIZED BOND OBLIGATIONS
Collateralized bond obligations (CBOs) are investment grade bonds backed by a pool of bonds, which may include junk bonds. CBOs are similar in concept to collateralized mortgage obligations (CMOs), but differ in that CBOs represent different degrees of credit quality rather than different maturities. (See also Mortgage- and Asset-Backed Securities.) Underwriters of CBOs package a large and diversified pool of high-risk, high-yield junk bonds, which is then separated into "tiers." Typically, the first tier represents the higher quality collateral and pays the lowest interest rate; the second tier is backed by riskier bonds and pays a higher rate; the third tier represents the lowest credit quality and instead of receiving a fixed interest rate receives the residual interest payments -- money that is left over after the higher tiers have been paid. CBOs, like CMOs, are substantially overcollateralized and this, plus the diversification of the pool backing them, may earn certain of the tiers investment-grade bond ratings. Holders of third-tier CBOs stand to earn high yields or less money depending on the rate of defaults in the collateral pool. (See also High-Yield Debt Securities (Junk Bonds).)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with CBOs include: Credit Risk, Interest Rate Risk and Prepayment and Extension Risk.

COMMERCIAL PAPER
Commercial paper is a short-term debt obligation with a maturity ranging from 2 to 270 days issued by banks, corporations, and other borrowers. It is sold to investors with temporary idle cash as a way to increase returns on a short-term basis. These instruments are generally unsecured, which increases the credit risk associated with this type of investment. (See also Debt Obligations and Illiquid and Restricted Securities.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with commercial paper include: Credit Risk and Liquidity Risk.



Statement of Additional Information - Dec. 28, 2007                      Page 17

COMMON STOCK
Common stock represents units of ownership in a corporation. Owners typically are entitled to vote on the selection of directors and other important matters as well as to receive dividends on their holdings. In the event that a corporation is liquidated, the claims of secured and unsecured creditors and owners of bonds and preferred stock take precedence over the claims of those who own common stock.

The price of common stock is generally determined by corporate earnings, type of products or services offered, projected growth rates, experience of management, liquidity, and general market conditions for the markets on which the stock trades.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with common stock include: Issuer Risk, Market Risk, and Small and Mid-Sized Company Risk.

CONVERTIBLE SECURITIES
Convertible securities are bonds, debentures, notes, preferred stocks, or other securities that may be converted into common, preferred or other securities of the same or a different issuer within a particular period of time at a specified price. Some convertible securities, such as preferred equity-redemption cumulative stock (PERCs), have mandatory conversion features. Others are voluntary. A convertible security entitles the holder to receive interest normally paid or accrued on debt or the dividend paid on preferred stock until the convertible security matures or is redeemed, converted, or exchanged. Convertible securities have unique investment characteristics in that they generally (i) have higher yields than common stocks but lower yields than comparable non-convertible securities, (ii) are less subject to fluctuation in value than the underlying stock since they have fixed income characteristics, and (iii) provide the potential for capital appreciation if the market price of the underlying common stock increases.

The value of a convertible security is a function of its "investment value" (determined by its yield in comparison with the yields of other securities of comparable maturity and quality that do not have a conversion privilege) and its "conversion value" (the security's worth, at market value, if converted into the underlying common stock). The investment value of a convertible security is influenced by changes in interest rates, with investment value declining as interest rates increase and increasing as interest rates decline. The credit standing of the issuer and other factors also may have an effect on the convertible security's investment value. The conversion value of a convertible security is determined by the market price of the underlying common stock. If the conversion value is low relative to the investment value, the price of the convertible security is governed principally by its investment value. Generally, the conversion value decreases as the convertible security approaches maturity. To the extent the market price of the underlying common stock approaches or exceeds the conversion price, the price of the convertible security will be increasingly influenced by its conversion value. A convertible security generally will sell at a premium over its conversion value by the extent to which investors place value on the right to acquire the underlying common stock while holding a fixed income security.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with convertible securities include: Interest Rate Risk, Issuer Risk, Market Risk, Prepayment and Extension Risk, and Reinvestment Risk.

CORPORATE BONDS
Corporate bonds are debt obligations issued by private corporations, as distinct from bonds issued by a government agency or a municipality. Corporate bonds typically have four distinguishing features: (1) they are taxable; (2) they have a par value of $1,000; (3) they have a term maturity, which means they come due all at once; and (4) many are traded on major exchanges. Corporate bonds are subject to the same concerns as other debt obligations. (See also Debt Obligations and High-Yield Debt Securities (Junk Bonds).) Corporate bonds may be either secured or unsecured. Unsecured corporate bonds are generally referred to as "debentures." See Appendix A for a discussion of securities ratings.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with corporate bonds include: Credit Risk, Interest Rate Risk, Issuer Risk, Prepayment and Extension Risk, and Reinvestment Risk.

DEBT OBLIGATIONS
Many different types of debt obligations exist (for example, bills, bonds, or notes). Issuers of debt obligations have a contractual obligation to pay interest at a fixed, variable or floating rate on specified dates and to repay principal on a specified maturity date. Certain debt obligations (usually intermediate- and long-term bonds) have provisions that allow the issuer to redeem or "call" a bond before its maturity. Issuers are most likely to call these securities during periods of falling interest rates. When this happens, an investor may have to replace these securities with lower yielding securities, which could result in a lower return.

The market value of debt obligations is affected primarily by changes in prevailing interest rates and the issuers perceived ability to repay the debt. The market value of a debt obligation generally reacts inversely to interest rate changes. When prevailing interest rates decline, the price usually rises, and when prevailing interest rates rise, the price usually declines.



Statement of Additional Information - Dec. 28, 2007                      Page 18

In general, the longer the maturity of a debt obligation, the higher its yield and the greater the sensitivity to changes in interest rates. Conversely, the shorter the maturity, the lower the yield but the greater the price stability.

As noted, the values of debt obligations also may be affected by changes in the credit rating or financial condition of their issuers. Generally, the lower the quality rating of a security, the higher the degree of risk as to the payment of interest and return of principal. To compensate investors for taking on such increased risk, those issuers deemed to be less creditworthy generally must offer their investors higher interest rates than do issuers with better credit ratings. (See also Agency and Government Securities, Corporate Bonds, and High-Yield Debt Securities (Junk Bonds).)

Generally, debt obligations that are investment grade are those that have been rated in one of the top four credit quality categories by two out of the three independent rating agencies. In the event that a debt obligation has been rated by only two agencies, the most conservative, or lower, rating must be in one of the top four credit quality categories in order for the security to be considered investment grade. If only one agency has rated the debt obligation, that rating must be in one of the top four credit quality categories for the security to be considered investment grade. See Appendix A for a discussion of securities ratings.

All ratings limitations are applied at the time of purchase. Subsequent to purchase, a debt security may cease to be rated or its rating may be reduced below the minimum required for purchase by a fund. Neither event will require the sale of such a security, but it will be a factor in considering whether to continue to hold the security. To the extent that ratings change as a result of changes in a rating agency or its rating system, a fund will attempt to use comparable ratings as standards for selecting investments.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with debt obligations include: Credit Risk, Interest Rate Risk, Issuer Risk, Prepayment and Extension Risk, and Reinvestment Risk.

DEPOSITARY RECEIPTS
Some foreign securities are traded in the form of American Depositary Receipts
(ADRs). ADRs are receipts typically issued by a U.S. bank or trust company evidencing ownership of the underlying securities of foreign issuers. European Depositary Receipts (EDRs) and Global Depositary Receipts (GDRs) are receipts typically issued by foreign banks or trust companies, evidencing ownership of underlying securities issued by either a foreign or U.S. issuer. Generally, depositary receipts in registered form are designed for use in the U.S. and depositary receipts in bearer form are designed for use in securities markets outside the U.S. Depositary receipts may not necessarily be denominated in the same currency as the underlying securities into which they may be converted. Depositary receipts involve the risks of other investments in foreign securities. In addition, ADR holders may not have all the legal rights of shareholders and may experience difficulty in receiving shareholder communications. (See also Common Stock and Foreign Securities.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with depositary receipts include: Foreign/Emerging Markets Risk, Issuer Risk, and Market Risk.

DERIVATIVE INSTRUMENTS
Derivative instruments are commonly defined to include securities or contracts whose values depend, in whole or in part, on (or "derive" from) the value of one or more other assets, such as securities, currencies, or commodities.

A derivative instrument generally consists of, is based upon, or exhibits characteristics similar to options or forward contracts. Such instruments may be used to maintain cash reserves while remaining fully invested, to offset anticipated declines in values of investments, to facilitate trading, to reduce transaction costs, or to pursue higher investment returns. Derivative instruments are characterized by requiring little or no initial payment. Their value changes daily based on a security, a currency, a group of securities or currencies, or an index. A small change in the value of the underlying security, currency, or index can cause a sizable percentage gain or loss in the price of the derivative instrument.

Options and forward contracts are considered to be the basic "building blocks" of derivatives. For example, forward-based derivatives include forward contracts, swap contracts, and exchange-traded futures. Forward-based derivatives are sometimes referred to generically as "futures contracts." Option-based derivatives include privately negotiated, over-the-counter (OTC) options (including caps, floors, collars, and options on futures) and exchange-traded options on futures. Diverse types of derivatives may be created by combining options or futures in different ways, and by applying these structures to a wide range of underlying assets.

Options. An option is a contract. A person who buys a call option for a security has the right to buy the security at a set price for the length of the contract. A person who sells a call option is called a writer. The writer of a call option agrees for the length of the contract to sell the security at the set price when the buyer wants to exercise the option, no matter what the market price of the security is at that time. A person who buys a put option has the right to sell a security at a set price for the length of the contract. A person who writes a put option agrees to buy the security at the set price if the purchaser wants


Statement of Additional Information - Dec. 28, 2007                      Page 19
to exercise the option during the length of the contract, no matter what the market price of the security is at that time. An option is covered if the writer owns the security (in the case of a call) or sets aside the cash or securities of equivalent value (in the case of a put) that would be required upon exercise.

The price paid by the buyer for an option is called a premium. In addition to the premium, the buyer generally pays a broker a commission. The writer receives a premium, less another commission, at the time the option is written. The premium received by the writer is retained whether or not the option is exercised. A writer of a call option may have to sell the security for a below-market price if the market price rises above the exercise price. A writer of a put option may have to pay an above-market price for the security if its market price decreases below the exercise price.

When an option is purchased, the buyer pays a premium and a commission. It then pays a second commission on the purchase or sale of the underlying security when the option is exercised. For record keeping and tax purposes, the price obtained on the sale of the underlying security is the combination of the exercise price, the premium, and both commissions.

One of the risks an investor assumes when it buys an option is the loss of the premium. To be beneficial to the investor, the price of the underlying security must change within the time set by the option contract. Furthermore, the change must be sufficient to cover the premium paid, the commissions paid both in the acquisition of the option and in a closing transaction or in the exercise of the option and sale (in the case of a call) or purchase (in the case of a put) of the underlying security. Even then, the price change in the underlying security does not ensure a profit since prices in the option market may not reflect such a change.

Options on many securities are listed on options exchanges. If a fund writes listed options, it will follow the rules of the options exchange. Options are valued at the close of the New York Stock Exchange. An option listed on a national exchange, Chicago Board Options Exchange, or NASDAQ will be valued at the last quoted sales price or, if such a price is not readily available, at the mean of the last bid and ask prices.

Options on certain securities are not actively traded on any exchange, but may be entered into directly with a dealer. These options may be more difficult to close. If an investor is unable to effect a closing purchase transaction, it will not be able to sell the underlying security until the call written by the investor expires or is exercised.

Futures Contracts. A futures contract is a sales contract between a buyer (holding the "long" position) and a seller (holding the "short" position) for an asset with delivery deferred until a future date. The buyer agrees to pay a fixed price at the agreed future date and the seller agrees to deliver the asset. The seller hopes that the market price on the delivery date is less than the agreed upon price, while the buyer hopes for the contrary. Many futures contracts trade in a manner similar to the way a stock trades on a stock exchange and the commodity exchanges.

Generally, a futures contract is terminated by entering into an offsetting transaction. An offsetting transaction is effected by an investor taking an opposite position. At the time a futures contract is made, a good faith deposit called initial margin is set up. Daily thereafter, the futures contract is valued and the payment of variation margin is required so that each day a buyer would pay out cash in an amount equal to any decline in the contract's value or receive cash equal to any increase. At the time a futures contract is closed out, a nominal commission is paid, which is generally lower than the commission on a comparable transaction in the cash market.

Futures contracts may be based on various securities, securities indexes (such as the S&P 500 Index), foreign currencies and other financial instruments and indexes.

A fund may engage in futures and related options transactions to produce incremental earnings, to hedge existing positions, and to increase flexibility. The fund intends to comply with Rule 4.5 of the Commodity Futures Trading Commission (CFTC), under which a mutual fund is exempt from the definition of a "commodity pool operator." The fund, therefore, is not subject to registration or regulation as a pool operator, meaning that the fund may invest in futures contracts without registering with the CFTC.

Options on Futures Contracts. Options on futures contracts give the holder a right to buy or sell futures contracts in the future. Unlike a futures contract, which requires the parties to the contract to buy and sell a security on a set date (some futures are settled in cash), an option on a futures contract merely entitles its holder to decide on or before a future date (within nine months of the date of issue) whether to enter into a contract. If the holder decides not to enter into the contract, all that is lost is the amount (premium) paid for the option. Further, because the value of the option is fixed at the point of sale, there are no daily payments of cash to reflect the change in the value of the underlying contract. However, since an option gives the buyer the right to enter into a contract at a set price for a fixed period of time, its value does change daily.

One of the risks in buying an option on a futures contract is the loss of the premium paid for the option. The risk involved in writing options on futures contracts an investor owns, or on securities held in its portfolio, is that there could be an increase in the market value of these contracts or securities. If that occurred, the option would be exercised and the asset sold at a


Statement of Additional Information - Dec. 28, 2007                      Page 20
lower price than the cash market price. To some extent, the risk of not realizing a gain could be reduced by entering into a closing transaction. An investor could enter into a closing transaction by purchasing an option with the same terms as the one previously sold. The cost to close the option and terminate the investor's obligation, however, might still result in a loss. Further, the investor might not be able to close the option because of insufficient activity in the options market. Purchasing options also limits the use of monies that might otherwise be available for long-term investments.

Options on Stock Indexes. Options on stock indexes are securities traded on national securities exchanges. An option on a stock index is similar to an option on a futures contract except all settlements are in cash. A fund exercising a put, for example, would receive the difference between the exercise price and the current index level.

Tax and Accounting Treatment. As permitted under federal income tax laws and to the extent a fund is allowed to invest in futures contracts, a fund would intend to identify futures contracts as part of a mixed straddle and not mark them to market, that is, not treat them as having been sold at the end of the year at market value. If a fund is using short futures contracts for hedging purposes, the fund may be required to defer recognizing losses incurred on short futures contracts and on underlying securities. Any losses incurred on securities that are part of a straddle may be deferred to the extent there is unrealized appreciation on the offsetting position until the offsetting position is sold. Federal income tax treatment of gains or losses from transactions in options, options on futures contracts and indexes will depend on whether the option is a section 1256 contract. If the option is a non-equity option, a fund would either make a 1256(d) election and treat the option as a mixed straddle or mark to market the option at fiscal year end and treat the gain/loss as 40% short-term and 60% long-term.

The IRS has ruled publicly that an exchange-traded call option is a security for purposes of the 50%-of-assets test and that its issuer is the issuer of the underlying security, not the writer of the option, for purposes of the diversification requirements.

Accounting for futures contracts will be according to generally accepted accounting principles. Initial margin deposits will be recognized as assets due from a broker (a fund's agent in acquiring the futures position). During the period the futures contract is open, changes in value of the contract will be recognized as unrealized gains or losses by marking to market on a daily basis to reflect the market value of the contract at the end of each day's trading. Variation margin payments will be made or received depending upon whether gains or losses are incurred. All contracts and options will be valued at the last-quoted sales price on their primary exchange.

Other Risks of Derivatives. The primary risk of derivatives is the same as the risk of the underlying asset, namely that the value of the underlying asset may go up or down. Adverse movements in the value of an underlying asset can expose an investor to losses. Derivative instruments may include elements of leverage and, accordingly, the fluctuation of the value of the derivative instrument in relation to the underlying asset may be magnified. The successful use of derivative instruments depends upon a variety of factors, particularly the investment manager's ability to predict movements of the securities, currencies, and commodity markets, which requires different skills than predicting changes in the prices of individual securities. There can be no assurance that any particular strategy will succeed.

Another risk is the risk that a loss may be sustained as a result of the failure of a counterparty to comply with the terms of a derivative instrument. The counterparty risk for exchange-traded derivative instruments is generally less than for privately-negotiated or OTC derivative instruments, since generally a clearing agency, which is the issuer or counterparty to each exchange-traded instrument, provides a guarantee of performance. For privately-negotiated instruments, there is no similar clearing agency guarantee. In all transactions, an investor will bear the risk that the counterparty will default, and this could result in a loss of the expected benefit of the derivative transaction and possibly other losses.

When a derivative transaction is used to completely hedge another position, changes in the market value of the combined position (the derivative instrument plus the position being hedged) result from an imperfect correlation between the price movements of the two instruments. With a perfect hedge, the value of the combined position remains unchanged for any change in the price of the underlying asset. With an imperfect hedge, the values of the derivative instrument and its hedge are not perfectly correlated. For example, if the value of a derivative instrument used in a short hedge (such as writing a call option, buying a put option, or selling a futures contract) increased by less than the decline in value of the hedged investment, the hedge would not be perfectly correlated. Such a lack of correlation might occur due to factors unrelated to the value of the investments being hedged, such as speculative or other pressures on the markets in which these instruments are traded.

Derivatives also are subject to the risk that they cannot be sold, closed out, or replaced quickly at or very close to their fundamental value. Generally, exchange contracts are very liquid because the exchange clearinghouse is the counterparty of every contract. OTC transactions are less liquid than exchange-traded derivatives since they often can only be closed out with the other party to the transaction.

Another risk is caused by the legal unenforcibility of a party's obligations under the derivative. A counterparty that has lost money in a derivative transaction may try to avoid payment by exploiting various legal uncertainties about certain derivative products.



Statement of Additional Information - Dec. 28, 2007                      Page 21

(See also Foreign Currency Transactions.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with derivative instruments include: Derivatives Risk and Liquidity Risk.

EXCHANGE-TRADED FUNDS
Exchange-traded funds (ETFs) represent shares of ownership in mutual funds, unit investment trusts or depositary receipts. ETFs hold portfolios of securities that are designed to replicate, as closely as possible before expenses, the price and yield of a specified market index. The performance results of ETFs will not replicate exactly the performance of the pertinent index due to transaction and other expenses, including fees to service providers, borne by ETFs. ETF shares are sold and redeemed at net asset value only in large blocks called creation units and redemption units, respectively. ETF shares also may be purchased and sold in secondary market trading on national securities exchanges, which allows investors to purchase and sell ETF shares at their market price throughout the day.

Although one or more of the other risks described in this SAI may apply, investments in ETFs involve the same risks associated with a direct investment in the types of securities included in the indices the ETFs are designed to replicate, including Market Risk. Shares of an ETF may trade at a market price that is less than their net asset value and an active trading market in such shares may not develop or continue. Finally, there can be no assurance that the portfolio of securities purchased by an ETF to replicate a particular index will replicate such index.

FLOATING RATE LOANS
Most floating rate loans are acquired directly from the agent bank or from another holder of the loan by assignment. Most such loans are secured, and most impose restrictive covenants which must be met by the borrower. These loans are typically made by a syndicate of banks and institutional investors, represented by an agent bank which has negotiated and structured the loan and which is responsible generally for collecting interest, principal, and other amounts from the borrower on its own behalf and on behalf of the other lending institutions in the syndicate, and for enforcing its and their other rights against the borrower. Each of the lending institutions, including the agent bank, lends to the borrower a portion of the total amount of the loan, and retains the corresponding interest in the loan. Floating rate loans may include delayed draw term loans and prefunded or synthetic letters of credit.

A fund's ability to receive payments of principal and interest and other amounts in connection with loans held by it will depend primarily on the financial condition of the borrower. The failure by the fund to receive scheduled interest or principal payments on a loan would adversely affect the income of the fund and would likely reduce the value of its assets, which would be reflected in a reduction in the fund's net asset value. Banks and other lending institutions generally perform a credit analysis of the borrower before originating a loan or purchasing an assignment in a loan. In selecting the loans in which the fund will invest, however, the investment manager will not rely on that credit analysis of the agent bank, but will perform its own investment analysis of the borrowers. The investment manager's analysis may include consideration of the borrower's financial strength and managerial experience, debt coverage, additional borrowing requirements or debt maturity schedules, changing financial conditions, and responsiveness to changes in business conditions and interest rates. The majority of loans the fund will invest in will be rated by one or more of the nationally recognized rating agencies. Investments in loans may be of any quality, including "distressed" loans, and will be subject to the fund's credit quality policy.

Loans may be structured in different forms, including assignments and participations. In an assignment, a fund purchases an assignment of a portion of a lender's interest in a loan. In this case, the fund may be required generally to rely upon the assigning bank to demand payment and enforce its rights against the borrower, but would otherwise be entitled to all of such bank's rights in the loan.

The borrower of a loan may, either at its own election or pursuant to terms of the loan documentation, prepay amounts of the loan from time to time. There is no assurance that a fund will be able to reinvest the proceeds of any loan prepayment at the same interest rate or on the same terms as those of the original loan.

Corporate loans in which a fund may purchase a loan assignment are made generally to finance internal growth, mergers, acquisitions, recapitalizations, stock repurchases, leveraged buy-outs, dividend payments to sponsors and other corporate activities. Under current market conditions, most of the corporate loans purchased by the fund will represent loans made to highly leveraged corporate borrowers. The highly leveraged capital structure of the borrowers in such transactions may make such loans especially vulnerable to adverse changes in economic or market conditions. The fund may hold investments in loans for a very short period of time when opportunities to resell the investments that the investment manager believes are attractive arise.

Certain of the loans acquired by a fund may involve revolving credit facilities under which a borrower may from time to time borrow and repay amounts up to the maximum amount of the facility. In such cases, the fund would have an obligation



Statement of Additional Information - Dec. 28, 2007                      Page 22
to advance its portion of such additional borrowings upon the terms specified in the loan assignment. To the extent that the fund is committed to make additional loans under such an assignment, it will at all times designate cash or securities in an amount sufficient to meet such commitments.

Notwithstanding its intention in certain situations to not receive material, non-public information with respect to its management of investments in floating rate loans, the investment manager may from time to time come into possession of material, non-public information about the issuers of loans that may be held in a fund's portfolio. Possession of such information may in some instances occur despite the investment manager's efforts to avoid such possession, but in other instances the investment manager may choose to receive such information (for example, in connection with participation in a creditors' committee with respect to a financially distressed issuer). As, and to the extent, required by applicable law, the investment manager's ability to trade in these loans for the account of the fund could potentially be limited by its possession of such information. Such limitations on the investment manager's ability to trade could have an adverse effect on the fund by, for example, preventing the fund from selling a loan that is experiencing a material decline in value. In some instances, these trading restrictions could continue in effect for a substantial period of time.

In some instances, other accounts managed by the investment manager may hold other securities issued by borrowers whose floating rate loans may be held in a fund's portfolio. These other securities may include, for example, debt securities that are subordinate to the floating rate loans held in the fund's portfolio, convertible debt or common or preferred equity securities. In certain circumstances, such as if the credit quality of the issuer deteriorates, the interests of holders of these other securities may conflict with the interests of the holders of the issuer's floating rate loans. In such cases, the investment manager may owe conflicting fiduciary duties to the fund and other client accounts. The investment manager will endeavor to carry out its obligations to all of its clients to the fullest extent possible, recognizing that in some cases certain clients may achieve a lower economic return, as a result of these conflicting client interests, than if the investment manager's client accounts collectively held only a single category of the issuer's securities.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with floating rate loans include: Credit Risk and Prepayment and Extension Risk.

FOREIGN CURRENCY TRANSACTIONS
Investments in foreign countries usually involve currencies of foreign countries. In addition, a fund may hold cash and cash equivalent investments in foreign currencies. As a result, the value of a fund's assets as measured in U.S. dollars may be affected favorably or unfavorably by changes in currency exchange rates and exchange control regulations. Also, a fund may incur costs in connection with conversions between various currencies. Currency exchange rates may fluctuate significantly over short periods of time causing a fund's NAV (Net Asset Value) to fluctuate. Currency exchange rates are generally determined by the forces of supply and demand in the foreign exchange markets, actual or anticipated changes in interest rates, and other complex factors. Currency exchange rates also can be affected by the intervention of U.S. or foreign governments or central banks, or the failure to intervene, or by currency controls or political developments.

Spot Rates and Derivative Instruments. A fund may conduct its foreign currency exchange transactions either at the spot (cash) rate prevailing in the foreign currency exchange market or by entering into forward currency exchange contracts (forward contracts). (See also Derivative Instruments.) These contracts are traded in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. Because foreign currency transactions occurring in the interbank market might involve substantially larger amounts than those involved in the use of such derivative instruments, a fund could be disadvantaged by having to deal in the odd lot market for the underlying foreign currencies at prices that are less favorable than for round lots.

A fund may enter into forward contracts for a variety of reasons, but primarily it will enter into such contracts for risk management (hedging) or for investment purposes.

A fund may enter into forward contracts to settle a security transaction or handle dividend and interest collection. When a fund enters into a contract for the purchase or sale of a security denominated in a foreign currency or has been notified of a dividend or interest payment, it may desire to lock in the price of the security or the amount of the payment, usually in U.S. dollars, although it could desire to lock in the price of the security in another currency. By entering into a forward contract, a fund would be able to protect itself against a possible loss resulting from an adverse change in the relationship between different currencies from the date the security is purchased or sold to the date on which payment is made or received or when the dividend or interest is actually received.

A fund may enter into forward contracts when management of the fund believes the currency of a particular foreign country may decline in value relative to another currency. When selling currencies forward in this fashion, a fund may seek to hedge the value of foreign securities it holds against an adverse move in exchange rates. The precise matching of forward contract amounts and the value of securities involved generally will not be possible since the future value of securities in foreign


Statement of Additional Information - Dec. 28, 2007                      Page 23
currencies more than likely will change between the date the forward contract is entered into and the date it matures. The projection of short-term currency market movements is extremely difficult and successful execution of a short-term hedging strategy is highly uncertain. Unless specifically permitted, a fund would not enter into such forward contracts or maintain a net exposure to such contracts when consummating the contracts would obligate it to deliver an amount of foreign currency in excess of the value of its securities or other assets denominated in that currency.

This method of protecting the value of the fund's securities against a decline in the value of a currency does not eliminate fluctuations in the underlying prices of the securities. It simply establishes a rate of exchange that can be achieved at some point in time. Although forward contracts tend to minimize the risk of loss due to a decline in value of hedged currency, they tend to limit any potential gain that might result should the value of such currency increase.

A fund may also enter into forward contracts when its management believes the currency of a particular country will increase in value relative to another currency. A fund may buy currencies forward to gain exposure to a currency without incurring the additional costs of purchasing securities denominated in that currency.

Absolute Return Currency and Income Fund is designed to invest in a combination of forward currency contracts and U.S. dollar-denominated market instruments in an attempt to obtain an investment result that is substantially the same as a direct investment in a foreign currency-denominated instrument. For example, the combination of U.S. dollar-denominated instruments with long forward currency exchange contracts creates a position economically equivalent to a position in the foreign currency, in anticipation of an increase in the value of the foreign currency against the U.S. dollar. Conversely, the combination of U.S. dollar-denominated instruments with short forward currency exchange contracts is economically equivalent to borrowing the foreign currency for delivery at a specified date in the future, in anticipation of a decrease in the value of the foreign currency against the U.S. dollar. This strategy may also be employed by other funds. Unanticipated changes in the currency exchange results could result in poorer performance for funds that enter into these types of transactions.

A fund may designate cash or securities in an amount equal to the value of the fund's total assets committed to consummating forward contracts entered into under the circumstance set forth above. If the value of the securities declines, additional cash or securities will be designated on a daily basis so that the value of the cash or securities will equal the amount of the fund's commitments on such contracts.

At maturity of a forward contract, a fund may either deliver (if a contract to sell) or take delivery of (if a contract to buy) the foreign currency or terminate its contractual obligation by entering into an offsetting contract with the same currency trader, the same maturity date, and covering the same amount of foreign currency.

If a fund engages in an offsetting transaction, it would incur a gain or loss to the extent there has been movement in forward contract prices. If a fund engages in an offsetting transaction, it may subsequently enter into a new forward contract to buy or sell the foreign currency.

Although a fund values its assets each business day in terms of U.S. dollars, it may not intend to convert its foreign currencies into U.S. dollars on a daily basis. It would do so from time to time, and shareholders should be aware of currency conversion costs. Although foreign exchange dealers do not charge a fee for conversion, they do realize a profit based on the difference (spread) between the prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to a fund at one rate, while offering a lesser rate of exchange should a fund desire to resell that currency to the dealer.

For Absolute Return Currency and Income Fund, it is possible, under certain circumstances, including entering into forward currency contracts for investment purposes, that the fund may have to limit or restructure its forward contract currency transactions to qualify as a "regulated investment company" under the Internal Revenue Code.

Options on Foreign Currencies. A fund may buy put and call options and write covered call and cash-secured put options on foreign currencies for hedging purposes and to gain exposure to foreign currencies. For example, a decline in the dollar value of a foreign currency in which securities are denominated will reduce the dollar value of such securities, even if their value in the foreign currency remains constant. In order to protect against the diminutions in the value of securities, a fund may buy put options on the foreign currency. If the value of the currency does decline, a fund would have the right to sell the currency for a fixed amount in dollars and would offset, in whole or in part, the adverse effect on its portfolio that otherwise would have resulted.

Conversely, where a change in the dollar value of a currency would increase the cost of securities a fund plans to buy, or where a fund would benefit from increased exposure to the currency, a fund may buy call options on the foreign currency. The purchase of the options could offset, at least partially, the changes in exchange rates.



Statement of Additional Information - Dec. 28, 2007                      Page 24

As in the case of other types of options, however, the benefit to a fund derived from purchases of foreign currency options would be reduced by the amount of the premium and related transaction costs. In addition, where currency exchange rates do not move in the direction or to the extent anticipated, a fund could sustain losses on transactions in foreign currency options that would require it to forego a portion or all of the benefits of advantageous changes in rates.

A fund may write options on foreign currencies for the same types of purposes. For example, when a fund anticipates a decline in the dollar value of foreign-denominated securities due to adverse fluctuations in exchange rates it could, instead of purchasing a put option, write a call option on the relevant currency. If the expected decline occurs, the option would most likely not be exercised and the diminution in value of securities would be fully or partially offset by the amount of the premium received.

Similarly, instead of purchasing a call option when a foreign currency is expected to appreciate, a fund could write a put option on the relevant currency. If rates move in the manner projected, the put option would expire unexercised and allow the fund to hedge increased cost up to the amount of the premium.

As in the case of other types of options, however, the writing of a foreign currency option will constitute only a partial hedge up to the amount of the premium, and only if rates move in the expected direction. If this does not occur, the option may be exercised and the fund would be required to buy or sell the underlying currency at a loss that may not be offset by the amount of the premium. Through the writing of options on foreign currencies, the fund also may be required to forego all or a portion of the benefits that might otherwise have been obtained from favorable movements on exchange rates.

All options written on foreign currencies will be covered. An option written on foreign currencies is covered if a fund holds currency sufficient to cover the option or has an absolute and immediate right to acquire that currency without additional cash consideration upon conversion of assets denominated in that currency or exchange of other currency held in its portfolio. An option writer could lose amounts substantially in excess of its initial investments, due to the margin and collateral requirements associated with such positions.

Options on foreign currencies are traded through financial institutions acting as market-makers, although foreign currency options also are traded on certain national securities exchanges, such as the Philadelphia Stock Exchange and the Chicago Board Options Exchange, subject to SEC regulation. In an over-the-counter trading environment, many of the protections afforded to exchange participants will not be available. For example, there are no daily price fluctuation limits, and adverse market movements could therefore continue to an unlimited extent over a period of time. Although the purchaser of an option cannot lose more than the amount of the premium plus related transaction costs, this entire amount could be lost.

Foreign currency option positions entered into on a national securities exchange are cleared and guaranteed by the Options Clearing Corporation (OCC), thereby reducing the risk of counterparty default. Further, a liquid secondary market in options traded on a national securities exchange may be more readily available than in the over-the-counter market, potentially permitting a fund to liquidate open positions at a profit prior to exercise or expiration, or to limit losses in the event of adverse market movements.

The purchase and sale of exchange-traded foreign currency options, however, is subject to the risks of availability of a liquid secondary market described above, as well as the risks regarding adverse market movements, margining of options written, the nature of the foreign currency market, possible intervention by governmental authorities and the effects of other political and economic events. In addition, exchange-traded options on foreign currencies involve certain risks not presented by the over-the-counter market. For example, exercise and settlement of such options must be made exclusively through the OCC, which has established banking relationships in certain foreign countries for that purpose. As a result, the OCC may, if it determines that foreign governmental restrictions or taxes would prevent the orderly settlement of foreign currency option exercises, or would result in undue burdens on OCC or its clearing member, impose special procedures on exercise and settlement, such as technical changes in the mechanics of delivery of currency, the fixing of dollar settlement prices or prohibitions on exercise.

Foreign Currency Futures and Related Options. A fund may enter into currency futures contracts to buy or sell currencies. It also may buy put and call options and write covered call and cash-secured put options on currency futures. Currency futures contracts are similar to currency forward contracts, except that they are traded on exchanges (and have margin requirements) and are standardized as to contract size and delivery date. Most currency futures call for payment of delivery in U.S. dollars. A fund may use currency futures for the same purposes as currency forward contracts, subject to CFTC limitations.

Currency futures and options on futures values can be expected to correlate with exchange rates, but will not reflect other factors that may affect the value of the fund's investments. A currency hedge, for example, should protect a Yen-denominated bond against a decline in the Yen, but will not protect a fund against price decline if the issuer's creditworthiness deteriorates. Because the value of a fund's investments denominated in foreign currency will change in


Statement of Additional Information - Dec. 28, 2007                      Page 25
response to many factors other than exchange rates, it may not be possible to match the amount of a forward contract to the value of a fund's investments denominated in that currency over time.

A fund will hold securities or other options or futures positions whose values are expected to offset its obligations. The fund would not enter into an option or futures position that exposes the fund to an obligation to another party unless it owns either (i) an offsetting position in securities or (ii) cash, receivables and short-term debt securities with a value sufficient to cover its potential obligations. (See also Derivative Instruments and Foreign Securities.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with foreign currency transactions include: Derivatives Risk, Interest Rate Risk, and Liquidity Risk.

FOREIGN SECURITIES
Foreign securities, foreign currencies, and securities issued by U.S. entities with substantial foreign operations involve special risks, including those set forth below, which are not typically associated with investing in U.S. securities. Foreign companies are not generally subject to uniform accounting, auditing, and financial reporting standards comparable to those applicable to domestic companies. Additionally, many foreign stock markets, while growing in volume of trading activity, have substantially less volume than the New York Stock Exchange, and securities of some foreign companies are less liquid and more volatile than securities of domestic companies. Similarly, volume and liquidity in most foreign bond markets are less than the volume and liquidity in the U.S. and, at times, volatility of price can be greater than in the U.S. Further, foreign markets have different clearance, settlement, registration, and communication procedures and in certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions making it difficult to conduct such transactions. Delays in such procedures could result in temporary periods when assets are uninvested and no return is earned on them. The inability of an investor to make intended security purchases due to such problems could cause the investor to miss attractive investment opportunities.

Payment for securities without delivery may be required in certain foreign markets and, when participating in new issues, some foreign countries require payment to be made in advance of issuance (at the time of issuance, the market value of the security may be more or less than the purchase price). Some foreign markets also have compulsory depositories (i.e., an investor does not have a choice as to where the securities are held). Fixed commissions on some foreign stock exchanges are generally higher than negotiated commissions on U.S. exchanges. Further, an investor may encounter difficulties or be unable to pursue legal remedies and obtain judgments in foreign courts. There is generally less government supervision and regulation of business and industry practices, stock exchanges, brokers, and listed companies than in the U.S. It may be more difficult for an investor's agents to keep currently informed about corporate actions such as stock dividends or other matters that may affect the prices of portfolio securities. Communications between the U.S. and foreign countries may be less reliable than within the U.S., thus increasing the risk of delays or loss of certificates for portfolio securities. In addition, with respect to certain foreign countries, there is the possibility of nationalization, expropriation, the imposition of additional withholding or confiscatory taxes, political, social, or economic instability, diplomatic developments that could affect investments in those countries, or other unforeseen actions by regulatory bodies (such as changes to settlement or custody procedures).

The risks of foreign investing may be magnified for investments in emerging markets, which may have relatively unstable governments, economies based on only a few industries, and securities markets that trade a small number of securities.

The introduction of a single currency, the euro, on Jan. 1, 1999 for participating European nations in the Economic and Monetary Union (EU) presents unique uncertainties, including the legal treatment of certain outstanding financial contracts after Jan. 1, 1999 that refer to existing currencies rather than the euro; the establishment and maintenance of exchange rates; the fluctuation of the euro relative to non-euro currencies; whether the interest rate, tax or labor regimes of European countries participating in the euro will converge over time; and whether the admission of other countries such as Poland, Latvia, and Lithuania as members of the EU may have an impact on the euro.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with foreign securities include: Foreign/Emerging Markets Risk and Issuer Risk.

FUNDING AGREEMENTS
A fund may invest in funding agreements issued by domestic insurance companies. Funding agreements are short-term, privately placed, debt obligations of insurance companies that offer a fixed- or floating-rate of interest. These investments are not readily marketable and therefore are considered to be illiquid securities. (See also Illiquid and Restricted Securities.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with funding agreements include: Credit Risk and Liquidity Risk.



Statement of Additional Information - Dec. 28, 2007                      Page 26

HIGH-YIELD DEBT SECURITIES (JUNK BONDS)
High yield (high-risk) debt securities are sometimes referred to as junk bonds. They are non-investment grade (lower quality) securities that have speculative characteristics. Lower quality securities, while generally offering higher yields than investment grade securities with similar maturities, involve greater risks, including the possibility of default or bankruptcy. They are regarded as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal. The special risk considerations in connection with investments in these securities are discussed below.

See Appendix A for a discussion of securities ratings. (See also Debt Obligations.)

All fixed rate interest-bearing securities typically experience appreciation when interest rates decline and depreciation when interest rates rise. The market values of lower-quality and comparable unrated securities tend to reflect individual corporate developments to a greater extent than do higher rated securities, which react primarily to fluctuations in the general level of interest rates. Lower-quality and comparable unrated securities also tend to be more sensitive to economic conditions than are higher-rated securities. As a result, they generally involve more credit risks than securities in the higher-rated categories. During an economic downturn or a sustained period of rising interest rates, highly leveraged issuers of lower-quality securities may experience financial stress and may not have sufficient revenues to meet their payment obligations. The issuer's ability to service its debt obligations also may be adversely affected by specific corporate developments, the issuer's inability to meet specific projected business forecasts, or the unavailability of additional financing. The risk of loss due to default by an issuer of these securities is significantly greater than a default by issuers of higher-rated securities because such securities are generally unsecured and are often subordinated to other creditors. Further, if the issuer of a lower quality security defaulted, an investor might incur additional expenses to seek recovery.

Credit ratings issued by credit rating agencies are designed to evaluate the safety of principal and interest payments of rated securities. They do not, however, evaluate the market value risk of lower-quality securities and, therefore, may not fully reflect the true risks of an investment. In addition, credit rating agencies may or may not make timely changes in a rating to reflect changes in the economy or in the condition of the issuer that affect the market value of the securities. Consequently, credit ratings are used only as a preliminary indicator of investment quality.

An investor may have difficulty disposing of certain lower-quality and comparable unrated securities because there may be a thin trading market for such securities. Because not all dealers maintain markets in all lower quality and comparable unrated securities, there is no established retail secondary market for many of these securities. To the extent a secondary trading market does exist, it is generally not as liquid as the secondary market for higher-rated securities. The lack of a liquid secondary market may have an adverse impact on the market price of the security. The lack of a liquid secondary market for certain securities also may make it more difficult for an investor to obtain accurate market quotations. Market quotations are generally available on many lower-quality and comparable unrated issues only from a limited number of dealers and may not necessarily represent firm bids of such dealers or prices for actual sales.

Legislation may be adopted from time to time designed to limit the use of certain lower quality and comparable unrated securities by certain issuers.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with high-yield debt securities include: Credit Risk, Interest Rate Risk, and Prepayment and Extension Risk.

ILLIQUID AND RESTRICTED SECURITIES
Illiquid securities are securities that are not readily marketable. These securities may include, but are not limited to, certain securities that are subject to legal or contractual restrictions on resale, certain repurchase agreements, and derivative instruments. To the extent a fund invests in illiquid or restricted securities, it may encounter difficulty in determining a market value for the securities. Disposing of illiquid or restricted securities may involve time-consuming negotiations and legal expense, and it may be difficult or impossible for a fund to sell the investment promptly and at an acceptable price.

In determining the liquidity of all securities and derivatives, such as Rule 144A securities, which are unregistered securities offered to qualified institutional buyers, and interest-only and principal-only fixed mortgage-backed securities (IOs and POs) issued by the U.S. government or its agencies and instrumentalities the investment manager, under guidelines established by the Board, will consider any relevant factors including the frequency of trades, the number of dealers willing to purchase or sell the security and the nature of marketplace trades.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with illiquid and restricted securities include:
Liquidity Risk.

INDEXED SECURITIES
The value of indexed securities is linked to currencies, interest rates, commodities, indexes, or other financial indicators. Most indexed securities are short- to intermediate-term fixed income securities whose values at maturity or interest rates rise


Statement of Additional Information - Dec. 28, 2007                      Page 27
or fall according to the change in one or more specified underlying instruments. Indexed securities may be more volatile than the underlying instrument itself and they may be less liquid than the securities represented by the index. (See also Derivative Instruments.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with indexed securities include: Liquidity Risk and Market Risk.

INFLATION PROTECTED SECURITIES
Inflation is a general rise in prices of goods and services. Inflation erodes the purchasing power of an investor's assets. For example, if an investment provides a total return of 7% in a given year and inflation is 3% during that period, the inflation-adjusted, or real, return is 4%. Inflation-protected securities are debt securities whose principal and/or interest payments are adjusted for inflation, unlike debt securities that make fixed principal and interest payments. One type of inflation-protected debt security is issued by the U.S. Treasury. The principal of these securities is adjusted for inflation as indicated by the Consumer Price Index for Urban Consumers (CPI) and interest is paid on the adjusted amount. The CPI is a measurement of changes in the cost of living, made up of components such as housing, food, transportation and energy.

If the CPI falls, the principal value of inflation-protected securities will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Conversely, if the CPI rises, the principal value of inflation-protected securities will be adjusted upward, and consequently the interest payable on these securities will be increased. Repayment of the original bond principal upon maturity is guaranteed in the case of U.S. Treasury inflation-protected securities, even during a period of deflation. However, the current market value of the inflation-protected securities is not guaranteed and will fluctuate. Other inflation-indexed securities include inflation-related bonds, which may or may not provide a similar guarantee. If a guarantee of principal is not provided, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

Other issuers of inflation-protected debt securities include other U.S. government agencies or instrumentalities, corporations and foreign governments. There can be no assurance that the CPI or any foreign inflation index will accurately measure the real rate of inflation in the prices of goods and services. Moreover, there can be no assurance that the rate of inflation in a foreign country will be correlated to the rate of inflation in the United States.

If interest rates rise due to reasons other than inflation (for example, due to changes in currency exchange rates), investors in these securities may not be protected to the extent that the increase is not reflected in the bond's inflation measure.

Any increase in principal for an inflation-protected security resulting from inflation adjustments is considered by IRS regulations to be taxable income in the year it occurs. For direct holders of an inflation-protected security, this means that taxes must be paid on principal adjustments even though these amounts are not received until the bond matures. By contrast, a fund holding these securities distributes both interest income and the income attributable to principal adjustments in the form of cash or reinvested shares, which are taxable to shareholders.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with inflation-protected securities include: Interest Rate Risk and Market Risk.

INITIAL PUBLIC OFFERINGS (IPOS)
Companies issuing IPOs generally have limited operating histories, and their prospects for future profitability are uncertain. These companies often are engaged in new and evolving businesses and are particularly vulnerable to competition and to changes in technology, markets and economic conditions. They may be dependent on certain key managers and third parties, need more personnel and other resources to manage growth and require significant additional capital. They may also be dependent on limited product lines and uncertain property rights and need regulatory approvals. Funds that invest in IPOs can be affected by sales of additional shares and by concentration of control in existing management and principal shareholders. Stock prices of IPOs can also be highly unstable, due to the absence of a prior public market, the small number of shares available for trading and limited investor information. Most IPOs involve a high degree of risk not normally associated with offerings of more seasoned companies.

Although one or more risks described in this SAI may apply, the largest risks associated with IPOs include: Small and Mid-Sized Company Risk and Initial Public Offering (IPO) Risk.

INVERSE FLOATERS
Inverse floaters or inverse floating rate securities are a type of derivative long-term fixed income obligation with a floating or variable interest rate that moves in the opposite direction of short-term interest rates. As short-term interest rates go down, the holders of the inverse floaters receive more income and, as short-term interest rates go up, the holders of the inverse floaters receive less income. As with all long-term fixed income securities, the price of the inverse floater moves inversely


Statement of Additional Information - Dec. 28, 2007                      Page 28
with long-term interest rates; as long-term interest rates go down, the price of the inverse floater moves up and, when long-term interest rates go up, the price of the inverse floater moves down. While inverse floater securities tend to provide more income than similar term and credit quality fixed-rate bonds, they also exhibit greater volatility in price movement (both up and down).

In the municipal market an inverse floater is typically created when the owner of a municipal fixed rate bond transfers that bond to a trust in exchange for cash and a residual interest in the trust's assets and cash flows (inverse floater certificates). The trust funds the purchase of the bond by issuing two classes of certificates: short-term floating rate notes (typically sold to third parties) and the inverse floaters (also known as residual certificates). No additional income beyond that provided by the trust's underlying bond is created; rather, that income is merely divided-up between the two classes of certificates. The holder of the inverse floating rate securities typically has the right to (1) cause the holders of the short-term floating rate notes to tender their notes at par ($100) and (2) to return the inverse floaters and withdraw the underlying bonds, thereby collapsing the trust. (See also Derivative Instruments.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with transactions in inverse floaters include: Interest Rate Risk, Credit Risk, Liquidity Risk and Market Risk.

INVESTMENT COMPANIES
Investing in securities issued by registered and unregistered investment companies may involve the duplication of advisory fees and certain other expenses.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with the securities of other investment companies include: Market Risk.

LENDING OF PORTFOLIO SECURITIES
A fund may lend certain of its portfolio securities. The current policy of the Board is to make these loans, either long- or short-term, to broker-dealers. Loans will be structured in a manner that will enable a fund to call the loan in order to vote in a proxy solicitation if the fund has knowledge of a material event to be voted on that would affect the fund's investment in the loaned security. In making loans, the lender receives the market price in cash, U.S. government securities, letters of credit, or such other collateral as may be permitted by regulatory agencies and approved by the Board. If the market price of the loaned securities goes up, the lender will get additional collateral on a daily basis. If the market price of the loaned securities goes down, the borrower may request that some collateral be returned. The risks are that the borrower may not provide additional collateral when required or return the securities when due. During the existence of the loan, the lender receives cash payments equivalent to all interest or other distributions paid on the loaned securities. The lender may pay reasonable administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash or money market instruments held as collateral to the borrower or placing broker. The lender will receive reasonable interest on the loan or a flat fee from the borrower and amounts equivalent to any dividends, interest, or other distributions on the securities loaned.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with the lending of portfolio securities include:
Credit Risk.

LOAN PARTICIPATIONS
Loans, loan participations, and interests in securitized loan pools are interests in amounts owed by a corporate, governmental, or other borrower to a lender or consortium of lenders (typically banks, insurance companies, investment banks, government agencies, or international agencies). Loans involve a risk of loss in case of default or insolvency of the borrower and may offer less legal protection to an investor in the event of fraud or misrepresentation.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with loan participations include: Credit Risk.

MORTGAGE- AND ASSET-BACKED SECURITIES
Mortgage-backed securities represent direct or indirect participations in, or are secured by and payable from, mortgage loans secured by real property, and include single- and multi-class pass-through securities and Collateralized Mortgage Obligations (CMOs). These securities may be issued or guaranteed by U.S. government agencies or instrumentalities (see also Agency and Government Securities), or by private issuers, generally originators and investors in mortgage loans, including savings associations, mortgage bankers, commercial banks, investment bankers, and special purpose entities. Mortgage-backed securities issued by private lenders may be supported by pools of mortgage loans or other mortgage-backed securities that are guaranteed, directly or indirectly, by the U.S. government or one of its agencies or instrumentalities, or they may be issued without any governmental guarantee of the underlying mortgage assets but with some form of non-governmental


Statement of Additional Information - Dec. 28, 2007                      Page 29
credit enhancement. Commercial mortgage-backed securities (CMBS) are a specific type of mortgage-backed security collateralized by a pool of mortgages on commercial real estate.

Stripped mortgage-backed securities are a type of mortgage-backed security that receive differing proportions of the interest and principal payments from the underlying assets. Generally, there are two classes of stripped mortgage-backed securities: Interest Only (IO) and Principal Only (PO). IOs entitle the holder to receive distributions consisting of all or a portion of the interest on the underlying pool of mortgage loans or mortgage-backed securities. POs entitle the holder to receive distributions consisting of all or a portion of the principal of the underlying pool of mortgage loans or mortgage-backed securities. The cash flows and yields on IOs and POs are extremely sensitive to the rate of principal payments (including prepayments) on the underlying mortgage loans or mortgage-backed securities. A rapid rate of principal payments may adversely affect the yield to maturity of IOs. A slow rate of principal payments may adversely affect the yield to maturity of POs. If prepayments of principal are greater than anticipated, an investor in IOs may incur substantial losses. If prepayments of principal are slower than anticipated, the yield on a PO will be affected more severely than would be the case with a traditional mortgage-backed security.

CMOs are hybrid mortgage-related instruments secured by pools of mortgage loans or other mortgage-related securities, such as mortgage pass through securities or stripped mortgage-backed securities. CMOs may be structured into multiple classes, often referred to as "tranches," with each class bearing a different stated maturity and entitled to a different schedule for payments of principal and interest, including prepayments. Principal prepayments on collateral underlying a CMO may cause it to be retired substantially earlier than its stated maturity. The yield characteristics of mortgage-backed securities differ from those of other debt securities. Among the differences are that interest and principal payments are made more frequently on mortgage-backed securities, usually monthly, and principal may be repaid at any time. These factors may reduce the expected yield.

Asset-backed securities have structural characteristics similar to mortgage-backed securities. Asset-backed debt obligations represent direct or indirect participation in, or secured by and payable from, assets such as motor vehicle installment sales contracts, other installment loan contracts, home equity loans, leases of various types of property, and receivables from credit card or other revolving credit arrangements. The credit quality of most asset-backed securities depends primarily on the credit quality of the assets underlying such securities, how well the entity issuing the security is insulated from the credit risk of the originator or any other affiliated entities, and the amount and quality of any credit enhancement of the securities. Payments or distributions of principal and interest on asset-backed debt obligations may be supported by non-governmental credit enhancements including letters of credit, reserve funds, overcollateralization, and guarantees by third parties. The market for privately issued asset-backed debt obligations is smaller and less liquid than the market for government sponsored mortgage-backed securities. (See also Derivative Instruments.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with mortgage and asset-backed securities include:
Credit Risk, Interest Rate Risk, Liquidity Risk, and Prepayment and Extension Risk.

MORTGAGE DOLLAR ROLLS
Mortgage dollar rolls are investments in which an investor sells mortgage-backed securities for delivery in the current month and simultaneously contracts to purchase substantially similar securities on a specified future date. While an investor foregoes principal and interest paid on the mortgage-backed securities during the roll period, the investor is compensated by the difference between the current sales price and the lower price for the future purchase as well as by any interest earned on the proceeds of the initial sale. The investor also could be compensated through the receipt of fee income equivalent to a lower forward price.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with mortgage dollar rolls include: Credit Risk and Interest Rate Risk.

MUNICIPAL OBLIGATIONS
Municipal obligations include debt obligations issued by or on behalf of states, territories, possessions, or sovereign nations within the territorial boundaries of the United States (including the District of Columbia and Puerto Rico). The interest on these obligations is generally exempt from federal income tax. Municipal obligations are generally classified as either "general obligations" or "revenue obligations."

General obligation bonds are secured by the issuer's pledge of its full faith, credit, and taxing power for the payment of interest and principal. Revenue bonds are payable only from the revenues derived from a project or facility or from the proceeds of a specified revenue source. Industrial development bonds are generally revenue bonds secured by payments from and the credit of private users. Municipal notes are issued to meet the short-term funding requirements of state, regional, and local governments. Municipal notes include tax anticipation notes, bond anticipation notes, revenue anticipation notes, tax


Statement of Additional Information - Dec. 28, 2007                      Page 30
and revenue anticipation notes, construction loan notes, short-term discount notes, tax-exempt commercial paper, demand notes, and similar instruments.

Municipal lease obligations may take the form of a lease, an installment purchase, or a conditional sales contract. They are issued by state and local governments and authorities to acquire land, equipment, and facilities. An investor may purchase these obligations directly, or it may purchase participation interests in such obligations. Municipal leases may be subject to greater risks than general obligation or revenue bonds. State constitutions and statutes set forth requirements that states or municipalities must meet in order to issue municipal obligations. Municipal leases may contain a covenant by the state or municipality to budget for and make payments due under the obligation. Certain municipal leases may, however, provide that the issuer is not obligated to make payments on the obligation in future years unless funds have been appropriated for this purpose each year.

Yields on municipal bonds and notes depend on a variety of factors, including money market conditions, municipal bond market conditions, the size of a particular offering, the maturity of the obligation, and the rating of the issue. The municipal bond market has a large number of different issuers, many having smaller sized bond issues, and a wide choice of different maturities within each issue. For these reasons, most municipal bonds do not trade on a daily basis and many trade only rarely. Because many of these bonds trade infrequently, the spread between the bid and offer may be wider and the time needed to develop a bid or an offer may be longer than other security markets. See Appendix A for a discussion of securities ratings. (See also Debt Obligations.)

Taxable Municipal Obligations. There is another type of municipal obligation that is subject to federal income tax for a variety of reasons. These municipal obligations do not qualify for the federal income exemption because (a) they did not receive necessary authorization for tax-exempt treatment from state or local government authorities, (b) they exceed certain regulatory limitations on the cost of issuance for tax-exempt financing or (c) they finance public or private activities that do not qualify for the federal income tax exemption. These non-qualifying activities might include, for example, certain types of multi-family housing, certain professional and local sports facilities, refinancing of certain municipal debt, and borrowing to replenish a municipality's underfunded pension plan.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with municipal obligations include: Credit Risk, Inflation Risk, Interest Rate Risk, and Market Risk.

PREFERRED STOCK
Preferred stock is a type of stock that pays dividends at a specified rate and that has preference over common stock in the payment of dividends and the liquidation of assets. Preferred stock does not ordinarily carry voting rights.

The price of a preferred stock is generally determined by earnings, type of products or services, projected growth rates, experience of management, liquidity, and general market conditions of the markets on which the stock trades.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with preferred stock include: Issuer Risk and Market Risk.

REAL ESTATE INVESTMENT TRUSTS
Real estate investment trusts (REITs) are pooled investment vehicles that manage a portfolio of real estate or real estate related loans to earn profits for their shareholders. REITs are generally classified as equity REITs, mortgage REITs or a combination of equity and mortgage REITs. Equity REITs invest the majority of their assets directly in real property, such as shopping centers, nursing homes, office buildings, apartment complexes, and hotels, and derive income primarily from the collection of rents. Equity REITs can also realize capital gains by selling properties that have appreciated in value. Mortgage REITs invest the majority of their assets in real estate mortgages and derive income from the collection of interest payments. REITs can be subject to extreme volatility due to fluctuations in the demand for real estate, changes in interest rates, and adverse economic conditions. Similar to investment companies, REITs are not taxed on income distributed to shareholders provided they comply with certain requirements under the tax law. The failure of a REIT to continue to qualify as a REIT for tax purposes can materially affect its value. A fund will indirectly bear its proportionate share of any expenses paid by a REIT in which it invests.

REITs often do not provide complete tax information until after the calendar year-end. Consequently, because of the delay, it may be necessary for a fund investing in REITs to request permission to extend the deadline for issuance of Forms 1099-DIV beyond January 31. In the alternative, amended Forms 1099-DIV may be sent.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with REITs include: Interest Rate Risk, Issuer Risk and Market Risk.



Statement of Additional Information - Dec. 28, 2007                      Page 31

REPURCHASE AGREEMENTS
Repurchase agreements may be entered into with certain banks or non-bank dealers. In a repurchase agreement, the purchaser buys a security at one price, and at the time of sale, the seller agrees to repurchase the obligation at a mutually agreed upon time and price (usually within seven days). The repurchase agreement determines the yield during the purchaser's holding period, while the seller's obligation to repurchase is secured by the value of the underlying security. Repurchase agreements could involve certain risks in the event of a default or insolvency of the other party to the agreement, including possible delays or restrictions upon the purchaser's ability to dispose of the underlying securities.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with repurchase agreements include: Credit Risk.

REVERSE REPURCHASE AGREEMENTS
In a reverse repurchase agreement, an investor sells a security and enters into an agreement to repurchase the security at a specified future date and price. The investor generally retains the right to interest and principal payments on the security. Since the investor receives cash upon entering into a reverse repurchase agreement, it may be considered a borrowing. (See also Derivative Instruments.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with reverse repurchase agreements include: Credit Risk and Interest Rate Risk.

SHORT SALES
With short sales, an investor sells a security that it does not own in anticipation of a decline in the market value of the security. To complete the transaction, the investor must borrow the security to make delivery to the buyer. The investor is obligated to replace the security that was borrowed by purchasing it at the market price at the time of replacement. The price at such time may be more or less than the price at which the investor sold the security. A fund that is allowed to engage in short sales will designate cash or liquid securities to cover its open short positions. Those funds also may engage in "short sales against the box," a form of short-selling that involves selling a security that an investor owns (or has an unconditioned right to purchase) for delivery at a specified date in the future. This technique allows an investor to hedge protectively against anticipated declines in the market of its securities. If the value of the securities sold short increased between the date of the short sale and the date on which the borrowed security is replaced, the investor loses the opportunity to participate in the gain. A "short sale against the box" will result in a constructive sale of appreciated securities thereby generating capital gains to a fund.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with short sales include: Market Risk.

SOVEREIGN DEBT
A sovereign debtor's willingness or ability to repay principal and pay interest in a timely manner may be affected by a variety of factors, including its cash flow situation, the extent of its reserves, the availability of sufficient foreign exchange on the date a payment is due, the relative size of the debt service burden to the economy as a whole, the sovereign debtor's policy toward international lenders, and the political constraints to which a sovereign debtor may be subject. (See also Foreign Securities.)

With respect to sovereign debt of emerging market issuers, investors should be aware that certain emerging market countries are among the largest debtors to commercial banks and foreign governments. At times, certain emerging market countries have declared moratoria on the payment of principal and interest on external debt.

Certain emerging market countries have experienced difficulty in servicing their sovereign debt on a timely basis that led to defaults and the restructuring of certain indebtedness.

Sovereign debt includes Brady Bonds, which are securities issued under the framework of the Brady Plan, an initiative announced by former U.S. Treasury Secretary Nicholas F. Brady in 1989 as a mechanism for debtor nations to restructure their outstanding external commercial bank indebtedness.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with sovereign debt include: Credit Risk and Foreign/Emerging Markets Risk.

STRUCTURED INVESTMENTS
A structured investment is a security whose return is tied to an underlying index or to some other security or pool of assets. Structured investments generally are individually negotiated agreements and may be traded over-the-counter. Structured investments are created and operated to restructure the investment characteristics of the underlying security. This


Statement of Additional Information - Dec. 28, 2007                      Page 32
restructuring involves the deposit with or purchase by an entity, such as a corporation or trust, of specified instruments, such as commercial bank loans, and the issuance by that entity of one or more classes of debt obligations ("structured securities") backed by, or representing interests in, the underlying instruments. The cash flow on the underlying instruments may be apportioned among the newly issued structured securities to create securities with different investment characteristics, such as varying maturities, payment priorities, and interest rate provisions. The extent of the payments made with respect to structured securities is dependent on the extent of the cash flow on the underlying instruments. Because structured securities typically involve no credit enhancement, their credit risk generally will be equivalent to that of the underlying instruments. Structured securities are often offered in different classes. As a result a given class of a structured security may be either subordinated or unsubordinated to the right of payment of another class. Subordinated structured securities typically have higher yields and present greater risks than unsubordinated structured securities. Structured securities are typically sold in private placement transactions, and at any given time there may be no active trading market for a particular structured security.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with structured investments include: Credit Risk and Liquidity Risk.

SWAP AGREEMENTS
Swap agreements are typically individually negotiated agreements that obligate two parties to exchange payments based on a reference to a specified asset, reference rate or index. Swap agreements will tend to shift a party's investment exposure from one type of investment to another. A swap agreement can increase or decrease the volatility of a fund's investments and its net asset value.

Swap agreements are traded in the over-the-counter market and may be considered to be illiquid. Swap agreements entail the risk that a party will default on its payment obligations. A fund will enter into a swap agreement only if the claims-paying ability of the other party or its guarantor is considered to be investment grade by the investment manager. Generally, the unsecured senior debt or the claims-paying ability of the other party or its guarantor must be rated in one of the three highest rating categories of at least one Nationally Recognized Statistical Rating Organization (NRSRO) at the time of entering into the transaction. If there is a default by the other party to such a transaction, a fund will have to rely on its contractual remedies (which may be limited by bankruptcy, insolvency or similar laws) pursuant to the agreements related to the transaction. In certain circumstances, a fund may seek to minimize counterparty risk by requiring the counterparty to post collateral.

Swap agreements are usually entered into without an upfront payment because the value of each party's position is the same. The market values of the underlying commitments will change over time resulting in one of the commitments being worth more than the other and the net market value creating a risk exposure for one counterparty or the other.

Interest Rate Swaps. Interest rate swap agreements are often used to obtain or preserve a desired return or spread at a lower cost than through a direct investment in an instrument that yields the desired return or spread. They are financial instruments that involve the exchange of one type of interest rate for another type of interest rate cash flow on specified dates in the future. In a standard interest rate swap transaction, two parties agree to exchange their respective commitments to pay fixed or floating rates on a predetermined specified (notional) amount. The swap agreement notional amount is the predetermined basis for calculating the obligations that the swap counterparties have agreed to exchange. Under most swap agreements, the obligations of the parties are exchanged on a net basis. The two payment streams are netted out, with each party receiving or paying, as the case may be, only the net amount of the two payments. Interest rate swaps can be based on various measures of interest rates, including LIBOR, swap rates, treasury rates and other foreign interest rates.

Cross Currency Swaps. Cross currency swaps are similar to interest rate swaps, except that they involve multiple currencies. A fund may enter into a currency swap when it has exposure to one currency and desires exposure to a different currency. Typically the interest rates that determine the currency swap payments are fixed, although occasionally one or both parties may pay a floating rate of interest. Unlike an interest rate swap, however, the principal amounts are exchanged at the beginning of the contract and returned at the end of the contract. In addition to paying and receiving amounts at the beginning and termination of the agreements, both sides will also have to pay in full periodically based upon the currency they have borrowed. Change in foreign exchange rates and changes in interest rates, as described above, may negatively affect currency swaps.

Total Return Swaps. Total return swaps are contracts in which one party agrees to make periodic payments based on the change in market value of the underlying assets, which may include a specified security, basket of securities or security indexes during the specified period, in return for periodic payments based on a fixed or variable interest rate of the total return from other underlying assets. Total return swap agreements may be used to obtain exposure to a security or market without owning or taking physical custody of such security or market. For example, CMBS total return swaps are bilateral financial contracts designed to replicate synthetically the total returns of commercial mortgage-backed securities. In a typical


Statement of Additional Information - Dec. 28, 2007                      Page 33
total return equity swap, payments made by the fund or the counterparty are based on the total return of a particular reference asset or assets (such as an equity security, a combination of such securities, or an index). That is, one party agrees to pay another party the return on a stock, basket of stocks, or stock index in return for a specified interest rate. By entering into an equity index swap, for example, the index receiver can gain exposure to stocks making up the index of securities without actually purchasing those stocks. Total return swaps involve not only the risk associated with the investment in the underlying securities, but also the risk of the counterparty not fulfilling its obligations under the agreement.

Swaption Transaction. A swaption is an option on a swap agreement and a contract that gives a counterparty the right (but not the obligation) to enter into a new swap agreement or to shorten, extend, cancel or otherwise modify an existing swap agreement, at some designated future time on specified terms, in return for payment of the purchase price (the "premium") of the option. The fund may write
(sell) and purchase put and call swaptions to the same extent it may make use of standard options on securities or other instruments. The writer of the contract receives the premium and bears the risk of unfavorable changes in the market value on the underlying swap agreement.

Swaptions can be bundled and sold as a package. These are commonly called interest rate caps, floors and collars. In interest rate cap transactions, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or cap. Interest rate floor transactions require one party, in exchange for a premium to agree to make payments to the other to the extent that interest rates fall below a specified level, or floor. In interest rate collar transactions, one party sells a cap and purchases a floor, or vice versa, in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels or collar amounts.

Credit Default Swaps. Credit default swaps are contracts in which third party credit risk is transferred from one party to another party by one party, the protection buyer, making payments to the other party, the protection seller, in return for the ability of the protection buyer to deliver a reference obligation, or portfolio of reference obligations, to the protection seller upon the occurrence of certain credit events relating to the issuer of the reference obligation and receive the notional amount of the reference obligation from the protection seller. A fund may use credit default swaps for various purposes including to increase or decrease its credit exposure to various issuers. For example, as a seller in a transaction, a fund could use credit default swaps as a way of increasing investment exposure to a particular issuer's bonds in lieu of purchasing such bonds directly. Similarly, as a buyer in a transaction, a fund may use credit default swaps to hedge its exposure on bonds that it owns or in lieu of selling such bonds. A credit default swap agreement may have as reference obligations one or more securities that are not currently held by the fund. The fund may be either the buyer or seller in the transaction. Credit default swaps may also be structured based on the debt of a basket of issuers, rather than a single issuer, and may be customized with respect to the default event that triggers purchase or other factors. As a seller, the fund generally receives an up front payment or a fixed rate of income throughout the term of the swap, which typically is between six months and three years, provided that there is no credit event. If a credit event occurs, generally the seller must pay the buyer the full face amount of deliverable obligations of the reference obligations that may have little or no value. If the fund is a buyer and no credit event occurs, the fund recovers nothing if the swap is held through its termination date. However, if a credit event occurs, the buyer may elect to receive the full notional value of the swap in exchange for an equal face amount of deliverable obligations of the reference obligation that may have little or no value.

Credit default swap agreements can involve greater risks than if a fund had invested in the reference obligation directly since, in addition to general market risks, credit default swaps are subject to counterparty credit risk, leverage risk, hedging risk, correlation risk and liquidity risk. A fund will enter into credit default swap agreements only with counterparties that meet certain standards of creditworthiness. A buyer generally also will lose its investment and recover nothing should no credit event occur and the swap is held to its termination date. If a credit event were to occur, the value of any deliverable obligation received by the seller, coupled with the upfront or periodic payments previously received, may be less than the full notional value it pays to the buyer, resulting in a loss of value to the seller. A fund's obligations under a credit default swap agreement will be accrued daily (offset against any amounts owing to the fund). In connection with credit default swaps in which a fund is the buyer, the fund will segregate or "earmark" cash or other liquid assets, or enter into certain offsetting positions, with a value at least equal to the fund's exposure (any accrued but unpaid net amounts owed by the fund to any counterparty), on a marked-to-market basis. In connection with credit default swaps in which a fund is the seller, the fund will segregate or "earmark" cash or other liquid assets, or enter into offsetting positions, with a value at least equal to the full notional amount of the swap (minus any amounts owed to the fund). Such segregation or "earmarking" will ensure that the fund has assets available to satisfy its obligations with respect to the transaction. Such segregation or "earmarking" will not limit the fund's exposure to loss.

The use of swap agreements by a fund entails certain risks, which may be different from, or possibly greater than, the risks associated with investing directly in the securities and other investments that are the referenced asset for the swap agreement. Swaps are highly specialized instruments that require investment techniques, risk analyses, and tax planning different from those associated with stocks, bonds, and other traditional investments. The use of a swap requires an understanding not only


Statement of Additional Information - Dec. 28, 2007                      Page 34
of the referenced asset, reference rate, or index, but also of the swap itself, without the benefit of observing the performance of the swap under all the possible market conditions. Because some swap agreements have a leverage component, adverse changes in the value or level of the underlying asset, reference rate, or index can result in a loss substantially greater than the amount invested in the swap itself. Certain swaps have the potential for unlimited loss, regardless of the size of the initial investment.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with swaps include: Credit Risk, Liquidity Risk and Market Risk.

VARIABLE- OR FLOATING-RATE SECURITIES
Variable-rate securities provide for automatic establishment of a new interest rate at fixed intervals (daily, monthly, semiannually, etc.). Floating-rate securities generally provide for automatic adjustment of the interest rate whenever some specified interest rate index changes. Variable- or floating-rate securities frequently include a demand feature enabling the holder to sell the securities to the issuer at par. In many cases, the demand feature can be exercised at any time. Some securities that do not have variable or floating interest rates may be accompanied by puts producing similar results and price characteristics. Variable-rate demand notes include master demand notes that are obligations that permit the investor to invest fluctuating amounts, which may change daily without penalty, pursuant to direct arrangements between the investor as lender, and the borrower. The interest rates on these notes fluctuate from time to time. The issuer of such obligations normally has a corresponding right, after a given period, to prepay in its discretion the outstanding principal amount of the obligations plus accrued interest upon a specified number of days' notice to the holders of such obligations. Because these obligations are direct lending arrangements between the lender and borrower, it is not contemplated that such instruments generally will be traded. There generally is not an established secondary market for these obligations. Accordingly, where these obligations are not secured by letters of credit or other credit support arrangements, the lender's right to redeem is dependent on the ability of the borrower to pay principal and interest on demand. Such obligations frequently are not rated by credit rating agencies and may involve heightened risk of default by the issuer.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with variable- or floating-rate securities include:
Credit Risk.

WARRANTS
Warrants are securities giving the holder the right, but not the obligation, to buy the stock of an issuer at a given price (generally higher than the value of the stock at the time of issuance) during a specified period or perpetually. Warrants may be acquired separately or in connection with the acquisition of securities. Warrants do not carry with them the right to dividends or voting rights and they do not represent any rights in the assets of the issuer. Warrants may be considered to have more speculative characteristics than certain other types of investments. In addition, the value of a warrant does not necessarily change with the value of the underlying securities, and a warrant ceases to have value if it is not exercised prior to its expiration date.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with warrants include: Market Risk.

WHEN-ISSUED SECURITIES AND FORWARD COMMITMENTS
When-issued securities and forward commitments involve a commitment to purchase or sell specific securities at a predetermined price or yield in which payment and delivery take place after the customary settlement period for that type of security. Normally, the settlement date occurs within 45 days of the purchase although in some cases settlement may take longer. The investor does not pay for the securities or receive dividends or interest on them until the contractual settlement date. Such instruments involve the risk of loss if the value of the security to be purchased declines prior to the settlement date and the risk that the security will not be issued as anticipated. If the security is not issued as anticipated, a fund may lose the opportunity to obtain a price and yield considered to be advantageous.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with when-issued securities and forward commitments include: Credit Risk.

ZERO-COUPON, STEP-COUPON, AND PAY-IN-KIND SECURITIES
These securities are debt obligations that do not make regular cash interest payments (see also Debt Obligations). Zero-coupon and step-coupon securities are sold at a deep discount to their face value because they do not pay interest until maturity. Pay-in-kind securities pay interest through the issuance of additional securities. Because these securities do not pay current cash income, the price of these securities can be extremely volatile when interest rates fluctuate. See Appendix A for a discussion of securities ratings.



Statement of Additional Information - Dec. 28, 2007                      Page 35

Although one or more of the other risks described in this SAI may apply, the largest risks associated with zero-coupon, step-coupon, and pay-in-kind securities include: Credit Risk and Interest Rate Risk.

A fund cannot issue senior securities but this does not prohibit certain investment activities for which assets of the fund are set aside, or margin, collateral or escrow arrangements are established, to cover the related obligations. Examples of those activities include borrowing money, delayed-delivery and when-issued securities transactions, and contracts to buy or sell options, derivatives, and hedging instruments.

SECURITIES TRANSACTIONS

Except as otherwise noted, the description of policies and procedures in this section also applies to any fund subadviser. Subject to policies set by the Board, as well as the terms of the investment management agreements, the investment manager or subadviser is authorized to determine, consistent with a fund's investment objective and policies, which securities will be purchased, held, or sold. In determining where the buy and sell orders are to be placed, the investment manager has been directed to use its best efforts to obtain the best available price and the most favorable execution except where otherwise authorized by the Board.


Each fund, the investment manager, any subadviser and RiverSource Distributors, Inc. (principal underwriter and distributor of the Funds) has a strict Code of Ethics that prohibits affiliated personnel from engaging in personal investment activities that compete with or attempt to take advantage of planned portfolio transactions for the fund.


A fund's securities may be traded on an agency basis with brokers or dealers or on a principal basis with dealers. In an agency trade, the broker-dealer generally is paid a commission. In a principal trade, the investment manager will trade directly with the issuer or with a dealer who buys or sells for its own account, rather than acting on behalf of another client. The investment manager generally does not pay the dealer a commission. Instead, the dealer's profit, if any, is the difference, or spread, between the dealer's purchase and sale price for the security.

BROKER-DEALER SELECTION
In selecting broker-dealers to execute transactions, the investment manager and each subadviser will consider from among such factors as the ability to minimize trading costs, trading expertise, infrastructure, ability to provide information or services, financial condition, confidentiality, competitiveness of commission rates, evaluations of execution quality, promptness of execution, past history, ability to prospect for and find liquidity, difficulty of trade, security's trading characteristics, size of order, liquidity of market, block trading capabilities, quality of settlement, specialized expertise, overall responsiveness, willingness to commit capital and research services provided.

The Board has adopted a policy prohibiting the investment manager, or any subadviser, from considering sales of shares of the funds as a factor in the selection of broker-dealers through which to execute securities transactions.

On a periodic basis, the investment manager makes a comprehensive review of the broker-dealers and the overall reasonableness of their commissions, including review by an independent third-party evaluator. The review evaluates execution, operational efficiency, and research services.

COMMISSION DOLLARS
Broker-dealers typically provide a bundle of services including research and execution of transactions. The research provided can be either proprietary (created and provided by the broker-dealer) or third party (created by a third party but provided by the broker-dealer). Consistent with the interests of the fund, the investment manager and each subadviser may use broker-dealers who provide both types of research products and services in exchange for commissions, known as "soft dollars," generated by transactions in fund accounts.

The receipt of research and brokerage products and services is used by the investment manager, and by each subadviser, to the extent it engages in such transactions, to supplement its own research and analysis activities, by receiving the views and information of individuals and research staffs of other securities firms, and by gaining access to specialized expertise on individual companies, industries, areas of the economy and market factors. Research and brokerage products and services may include reports on the economy, industries, sectors and individual companies or issuers; statistical information; accounting and tax law interpretations; political analyses; reports on legal developments affecting portfolio securities; information on technical market actions; credit analyses; on-line quotation systems; risk measurement; analyses of corporate responsibility issues; on-line news services; and financial and market database services. Research services may be used by the investment manager in providing advice to all RiverSource funds (or by any subadviser to any other client of the subadviser) even though it is not possible to relate the benefits to any particular fund.



Statement of Additional Information - Dec. 28, 2007                      Page 36

On occasion, it may be desirable to compensate a broker for research services or for brokerage services by paying a commission that might not otherwise be charged or a commission in excess of the amount another broker might charge. The Board has adopted a policy authorizing the investment manager to do so, to the extent authorized by law, if the investment manager or subadviser determines, in good faith, that such commission is reasonable in relation to the value of the brokerage or research services provided by a broker or dealer, viewed either in the light of that transaction or the investment manager's or subadviser's overall responsibilities with respect to a fund and the other funds or accounts for which it acts as investment manager (or by any subadviser to any other client of that subadviser).

As a result of these arrangements, some portfolio transactions may not be effected at the lowest commission, but overall execution may be better. The investment manager and each subadviser have represented that under its procedures the amount of commission paid will be reasonable and competitive in relation to the value of the brokerage services and research products and services provided.

The investment manager or a subadviser may use step-out transactions. A "step-out" is an arrangement in which the investment manager or subadviser executes a trade through one broker-dealer but instructs that broker-dealer to step-out all or a part of the trade to another broker-dealer. The second broker-dealer will clear and settle, and receive commissions for, the stepped-out portion. The investment manager or subadviser may receive research products and services in connection with step-out transactions.

Use of fund commissions may create potential conflicts of interest between the investment manager or subadviser and a fund. However, the investment manager and each subadviser has policies and procedures in place intended to mitigate these conflicts and ensure that the use of soft dollars falls within the "safe harbor" of Section 28(e) of the Securities Exchange Act of 1934. Some products and services may be used for both investment decision-making and non-investment decision-making purposes ("mixed use" items). The investment manager and each subadviser, to the extent it has mixed use items, has procedures in place to assure that soft dollars pay only for the investment decision-making portion of a mixed-use item.

TRADE AGGREGATION AND ALLOCATION
Generally, orders are processed and executed in the order received. When a fund buys or sells the same security as another portfolio, fund, or account, the investment manager or subadviser carries out the purchase or sale pursuant to policies and procedures designed in such a way believed to be fair to the fund. Purchase and sale orders may be combined or aggregated for more than one account if it is believed it would be consistent with best execution. Aggregation may reduce commission costs or market impact on a per-share and per-dollar basis, although aggregation may have the opposite effect. There may be times when not enough securities are received to fill an aggregated order, including in an initial public offering, involving multiple accounts. In that event, the investment manager and each subadviser has policies and procedures designed in such a way believed to result in a fair allocation among accounts, including the fund.

From time to time, different portfolio managers with the investment manager may make differing investment decisions related to the same security. However, with certain exceptions for funds managed using strictly quantitative methods, a portfolio manager or portfolio management team may not sell a security short if the security is owned in another portfolio managed by that portfolio manager or portfolio management team. On occasion, a fund may purchase and sell a security simultaneously in order to profit from short-term price disparities.

The investment manager has portfolio management teams in its Minneapolis and Los Angeles offices that may share research information regarding leveraged loans. The investment manager operates separate and independent trading desks in these locations for the purpose of purchasing and selling leveraged loans. As a result, the investment manager does not aggregate orders in leveraged loans across portfolio management teams. For example, funds and other client accounts being managed by these portfolio management teams may purchase and sell the same leveraged loan in the secondary market on the same day at different times and at different prices. There is also the potential for a particular account or group of accounts, including a fund, to forego an opportunity or to receive a different allocation (either larger or smaller) than might otherwise be obtained if the investment manager were to aggregate trades in leveraged loans across the portfolio management teams. Although the investment manager does not aggregate orders in leveraged loans across its portfolio management teams in Minneapolis and Los Angeles, it operates in this structure subject to its duty to seek best execution.



Statement of Additional Information - Dec. 28, 2007                      Page 37

The following table shows total brokerage commissions paid in the last three fiscal periods. Substantially all firms through whom transactions were executed provide research services. The table is organized by fiscal year end. You can find your fund's fiscal year end in Table 1.

                      TABLE 4. TOTAL BROKERAGE COMMISSIONS


-------------------------------------------------------------------------------------------------
                                   TOTAL BROKERAGE COMMISSIONS
-------------------------------------------------------------------------------------------------
FUND                                                         2007          2006          2005
-------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING JANUARY 31
-------------------------------------------------------------------------------------------------
Portfolio Builder Aggressive                             $         0   $         0    $         0(a)
-------------------------------------------------------------------------------------------------
Portfolio Builder Conservative                                     0             0              0(a)
-------------------------------------------------------------------------------------------------
Portfolio Builder Moderate                                         0             0              0(a)
-------------------------------------------------------------------------------------------------
Portfolio Builder Moderate Aggressive                              0             0              0(a)
-------------------------------------------------------------------------------------------------
Portfolio Builder Moderate Conservative                            0             0              0(a)
-------------------------------------------------------------------------------------------------
Portfolio Builder Total Equity                                     0             0              0(a)
-------------------------------------------------------------------------------------------------
S&P 500 Index                                                 21,050        22,575         49,048
-------------------------------------------------------------------------------------------------
Small Company Index                                           56,843        78,951         37,118
-------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING MARCH 31
-------------------------------------------------------------------------------------------------
Equity Value                                                 773,828       721,284        858,846
-------------------------------------------------------------------------------------------------
Precious Metals and Mining                                   494,184       801,550      1,245,421
-------------------------------------------------------------------------------------------------
Small Cap Advantage                                        7,171,421     3,938,697      3,294,757
-------------------------------------------------------------------------------------------------
Small Cap Growth                                           1,543,208     1,410,791      2,105,168
-------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING APRIL 30
-------------------------------------------------------------------------------------------------
Retirement Plus 2010                                               0(b)        N/A            N/A
-------------------------------------------------------------------------------------------------
Retirement Plus 2015                                               0(b)        N/A            N/A
-------------------------------------------------------------------------------------------------
Retirement Plus 2020                                               0(b)        N/A            N/A
-------------------------------------------------------------------------------------------------
Retirement Plus 2025                                               0(b)        N/A            N/A
-------------------------------------------------------------------------------------------------
Retirement Plus 2030                                               0(b)        N/A            N/A
-------------------------------------------------------------------------------------------------
Retirement Plus 2035                                               0(b)        N/A            N/A
-------------------------------------------------------------------------------------------------
Retirement Plus 2040                                               0(b)        N/A            N/A
-------------------------------------------------------------------------------------------------
Retirement Plus 2045                                               0(b)        N/A            N/A
-------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING MAY 31
-------------------------------------------------------------------------------------------------
Aggressive Growth                                          2,321,264       964,028        181,981
-------------------------------------------------------------------------------------------------
Fundamental Growth                                           450,943       178,639        180,023
-------------------------------------------------------------------------------------------------
Fundamental Value                                            217,139       346,840        314,501
-------------------------------------------------------------------------------------------------
High Yield Bond                                                    0             0              0
-------------------------------------------------------------------------------------------------
Income Builder Basic Income                                        0             0(c)         N/A
-------------------------------------------------------------------------------------------------
Income Builder Enhanced Income                                     0             0(c)         N/A
-------------------------------------------------------------------------------------------------
Income Builder Moderate Income                                     0             0(c)         N/A
-------------------------------------------------------------------------------------------------
Select Value                                               3,361,507       445,429        310,913
-------------------------------------------------------------------------------------------------
Short Duration U.S. Government                                42,504        24,483         95,868
-------------------------------------------------------------------------------------------------
Small Cap Equity                                             910,341       703,172        429,969
-------------------------------------------------------------------------------------------------
Small Cap Value                                            2,844,320     2,860,490      2,439,209
-------------------------------------------------------------------------------------------------
U.S. Government Mortgage                                      10,386         6,379         10,708
-------------------------------------------------------------------------------------------------
Value                                                        355,088       297,507        363,273
-------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING JUNE 30
-------------------------------------------------------------------------------------------------
Dividend Opportunity                                         576,524       456,446        621,168
-------------------------------------------------------------------------------------------------
Real Estate                                                  187,309       152,782        185,877
-------------------------------------------------------------------------------------------------


Statement of Additional Information - Dec. 28, 2007                      Page 38

-------------------------------------------------------------------------------------------------
                                   TOTAL BROKERAGE COMMISSIONS
-------------------------------------------------------------------------------------------------
FUND                                                         2007          2006          2005
-------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING JULY 31
-------------------------------------------------------------------------------------------------
Cash Management                                                    0             0              0
-------------------------------------------------------------------------------------------------
Core Bond                                                      7,599         4,241          3,612
-------------------------------------------------------------------------------------------------
Disciplined Equity                                         1,577,337       987,624         35,948
-------------------------------------------------------------------------------------------------
Disciplined Small and Mid Cap Equity                         156,759         8,916(d)         N/A
-------------------------------------------------------------------------------------------------
Disciplined Small Cap Value                                   64,928        33,110(e)         N/A
-------------------------------------------------------------------------------------------------
Floating Rate                                                      0             0(e)         N/A
-------------------------------------------------------------------------------------------------
Growth                                                    12,096,184    10,375,981     15,623,111
-------------------------------------------------------------------------------------------------
Income Opportunities                                               0             0              0
-------------------------------------------------------------------------------------------------
Inflation Protected Securities                                     0             0              0
-------------------------------------------------------------------------------------------------
Large Cap Equity                                          15,040,354     7,940,223      6,832,334
-------------------------------------------------------------------------------------------------
Large Cap Value                                               88,935       138,363        189,029
-------------------------------------------------------------------------------------------------
Limited Duration Bond                                          5,172         4,006          3,268
-------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING AUGUST 31
-------------------------------------------------------------------------------------------------
California Tax-Exempt(f)                                       4,143           666              0
-------------------------------------------------------------------------------------------------
Diversified Bond                                              91,815       108,055        161,336
-------------------------------------------------------------------------------------------------
Massachusetts Tax-Exempt(f)                                    1,191           225              0
-------------------------------------------------------------------------------------------------
Michigan Tax-Exempt(f)                                         1,029           189              0
-------------------------------------------------------------------------------------------------
Minnesota Tax-Exempt(f)                                        7,293         1,254              0
-------------------------------------------------------------------------------------------------
New York Tax-Exempt(f)                                         1,524           255              0
-------------------------------------------------------------------------------------------------
Ohio Tax-Exempt(f)                                             1,020           180              0
-------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING SEPTEMBER 30
-------------------------------------------------------------------------------------------------
Balanced                                                     567,773     1,071,452      1,135,795
-------------------------------------------------------------------------------------------------
Disciplined Large Cap Growth                                  45,978(g)        N/A            N/A
-------------------------------------------------------------------------------------------------
Diversified Equity Income                                  3,790,954     2,923,490      3,191,513
-------------------------------------------------------------------------------------------------
Mid Cap Value                                              1,219,474     1,354,225        919,813
-------------------------------------------------------------------------------------------------
Strategic Allocation                                       1,425,483     1,494,804        502,448
-------------------------------------------------------------------------------------------------
Strategic Income Allocation                                    6,639(g)        N/A            N/A
-------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING OCTOBER 31
-------------------------------------------------------------------------------------------------
Absolute Return Currency and Income                                0             0(h)         N/A
-------------------------------------------------------------------------------------------------
Disciplined International Equity                             547,910        60,738(i)         N/A
-------------------------------------------------------------------------------------------------
Emerging Markets                                           3,361,865     3,017,380      2,388,169
-------------------------------------------------------------------------------------------------
Emerging Markets Bond                                              0             0(j)         N/A
-------------------------------------------------------------------------------------------------
European Equity                                              282,104       160,239        211,729
-------------------------------------------------------------------------------------------------
Global Bond                                                   17,268         9,664          8,856
-------------------------------------------------------------------------------------------------
Global Equity                                              1,474,583     1,249,847      1,393,982
-------------------------------------------------------------------------------------------------
Global Technology                                          1,027,281     1,237,181      1,170,244
-------------------------------------------------------------------------------------------------
International Aggressive Growth                            1,932,330     1,179,455        673,010
-------------------------------------------------------------------------------------------------
International Equity                                         487,946       405,405        556,407
-------------------------------------------------------------------------------------------------
International Opportunity                                  1,150,182       989,118      1,320,088
-------------------------------------------------------------------------------------------------
International Select Value                                 1,426,926     1,533,794      1,027,065
-------------------------------------------------------------------------------------------------
International Small Cap                                      353,096       405,190        241,558
-------------------------------------------------------------------------------------------------



Statement of Additional Information - Dec. 28, 2007                      Page 39

-------------------------------------------------------------------------------------------------
                                   TOTAL BROKERAGE COMMISSIONS
-------------------------------------------------------------------------------------------------
FUND                                                         2006          2005          2004
-------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING NOVEMBER 30
-------------------------------------------------------------------------------------------------
Intermediate Tax-Exempt                                          438             0              0
-------------------------------------------------------------------------------------------------
Mid Cap Growth                                             1,867,241     1,764,250      1,630,670
-------------------------------------------------------------------------------------------------
Tax-Exempt Bond                                                4,257             0              0
-------------------------------------------------------------------------------------------------
Tax-Exempt High Income                                        17,679             0              0
-------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING DECEMBER 31
-------------------------------------------------------------------------------------------------
Tax-Exempt Money Market                                            0             0              0
-------------------------------------------------------------------------------------------------



(a) For the period from March 4, 2004 (when shares became publicly available) to Jan. 31, 2005.

(b) For the period from May 18, 2006 (when shares became publicly available) to April 30, 2007.

(c) For the period from Feb. 16, 2006 (when shares became publicly available) to May 31, 2006.

(d) For the period from May 18, 2006 (when shares became publicly available) to July 31, 2006.

(e) For the period from Feb. 16, 2006 (when shares became publicly available) to July 31, 2006.

(f) The fund changed its fiscal year end in 2006 from June 30 to Aug. 31. For 2006, the information shown is for the period from July 1, 2005 through Aug. 31, 2006. For years prior to 2006, the fiscal period ended on June 30.

(g) For the period from May 17, 2007 (when shares became publicly available) to Sept. 30, 2007.

(h) For the period from June 15, 2006 (when the Fund became available) to Oct. 31, 2006.

(i) For the period from May 18, 2006 (when shares became publicly available) to Oct. 31, 2006.

(j) For the period from Feb. 16, 2006 (when shares became publicly available) to Oct. 31, 2006.



Statement of Additional Information - Dec. 28, 2007                      Page 40

For the last fiscal period, transactions were specifically directed to firms in exchange for research services as shown in the following table. The table also shows portfolio turnover rates for the last two fiscal periods. Higher turnover rates may result in higher brokerage expenses and taxes. The table is organized by fiscal year end. You can find your fund's fiscal year end in Table 1.

           TABLE 5. BROKERAGE DIRECTED FOR RESEARCH AND TURNOVER RATES


----------------------------------------------------------------------------------------------------
                                                  BROKERAGE DIRECTED FOR
                                                        RESEARCH*
                                            ---------------------------------------------
                                                                   AMOUNT OF
                                                                    COMMIS-
                                                                     SIONS        TURNOVER RATES
                                                AMOUNT OF         IMPUTED OR -----------------------
FUND                                           TRANSACTIONS          PAID        2007        2006
----------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING JANUARY
  31
----------------------------------------------------------------------------------------------------
Portfolio Builder Aggressive                  $            0      $        0       40%          24%
----------------------------------------------------------------------------------------------------
Portfolio Builder Conservative                             0               0       54           23
----------------------------------------------------------------------------------------------------
Portfolio Builder Moderate                                 0               0       24           15
----------------------------------------------------------------------------------------------------
Portfolio Builder Moderate Aggressive                      0               0       29           20
----------------------------------------------------------------------------------------------------
Portfolio Builder Moderate Conservative                    0               0       24           19
----------------------------------------------------------------------------------------------------
Portfolio Builder Total Equity                             0               0       27           17
----------------------------------------------------------------------------------------------------
S&P 500 Index                                              0               0       20            7
----------------------------------------------------------------------------------------------------
Small Company Index                                        0               0       11           14
----------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING MARCH
  31
----------------------------------------------------------------------------------------------------
Equity Value                                     149,974,876         177,268       37           28
----------------------------------------------------------------------------------------------------
Precious Metals and Mining                        50,835,902          81,165      114          111
----------------------------------------------------------------------------------------------------
Small Cap Advantage                              101,241,760         195,280      158          110
----------------------------------------------------------------------------------------------------
Small Cap Growth                                  22,409,122         241,054      119          152
----------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING APRIL
  30
----------------------------------------------------------------------------------------------------
Retirement Plus 2010                                       0(a)            0(a)    80(a)       N/A
----------------------------------------------------------------------------------------------------
Retirement Plus 2015                                       0(a)            0(a)    48(a)       N/A
----------------------------------------------------------------------------------------------------
Retirement Plus 2020                                       0(a)            0(a)    40(a)       N/A
----------------------------------------------------------------------------------------------------
Retirement Plus 2025                                       0(a)            0(a)    37(a)       N/A
----------------------------------------------------------------------------------------------------
Retirement Plus 2030                                       0(a)            0(a)    32(a)       N/A
----------------------------------------------------------------------------------------------------
Retirement Plus 2035                                       0(a)            0(a)    38(a)       N/A
----------------------------------------------------------------------------------------------------
Retirement Plus 2040                                       0(a)            0(a)    33(a)       N/A
----------------------------------------------------------------------------------------------------
Retirement Plus 2045                                       0(a)            0(a)    57(a)       N/A
----------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING MAY 31
----------------------------------------------------------------------------------------------------
Aggressive Growth                                 96,699,167          94,353      163          202
----------------------------------------------------------------------------------------------------
Fundamental Growth                                 6,695,654           5,849       85           62
----------------------------------------------------------------------------------------------------
Fundamental Value                                          0               0       12           20
----------------------------------------------------------------------------------------------------
High Yield Bond                                            0               0       95           93
----------------------------------------------------------------------------------------------------
Income Builder Basic Income                                0               0       27          1(b)
----------------------------------------------------------------------------------------------------
Income Builder Enhanced Income                             0               0       27        N/A(b)
----------------------------------------------------------------------------------------------------
Income Builder Moderate Income                             0               0       29        N/A(b)
----------------------------------------------------------------------------------------------------
Select Value                                     187,860,272         553,344      159(c)         7
----------------------------------------------------------------------------------------------------
Short Duration U.S. Government                             0               0      168          194
----------------------------------------------------------------------------------------------------
Small Cap Equity                                   5,987,119           7,391       70           88
----------------------------------------------------------------------------------------------------
Small Cap Value                                   61,919,111          69,119       58           77
----------------------------------------------------------------------------------------------------
U.S. Government Mortgage                                   0               0      306(d)       178
----------------------------------------------------------------------------------------------------
Value                                                      0               0       77           46
----------------------------------------------------------------------------------------------------


Statement of Additional Information - Dec. 28, 2007                      Page 41

----------------------------------------------------------------------------------------------------
                                                  BROKERAGE DIRECTED FOR
                                                        RESEARCH*
                                            ---------------------------------------------
                                                                   AMOUNT OF
                                                                    COMMIS-
                                                                     SIONS        TURNOVER RATES
                                                AMOUNT OF         IMPUTED OR -----------------------
FUND                                           TRANSACTIONS          PAID        2007        2006
----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING JUNE 30
----------------------------------------------------------------------------------------------------
Dividend Opportunity                          $   58,801,149      $   66,674       17%          19%
----------------------------------------------------------------------------------------------------
Real Estate                                        3,614,424           3,275       38           47
----------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING JULY 31
----------------------------------------------------------------------------------------------------
Cash Management                                            0               0      N/A          N/A
----------------------------------------------------------------------------------------------------
Core Bond                                                  0               0      347(d)       301(d)
----------------------------------------------------------------------------------------------------
Disciplined Equity                                         0               0       62          137
----------------------------------------------------------------------------------------------------
Disciplined Small and Mid Cap Equity                       0               0       84           14(e)
----------------------------------------------------------------------------------------------------
Disciplined Small Cap Value                                0               0      127          40((f))
----------------------------------------------------------------------------------------------------
Floating Rate                                              0               0       91           49(f)
----------------------------------------------------------------------------------------------------
Growth                                           762,587,614       1,162,241       98          134
----------------------------------------------------------------------------------------------------
Income Opportunities                                       0               0      122          130
----------------------------------------------------------------------------------------------------
Inflation Protected Securities                             0               0       76           58
----------------------------------------------------------------------------------------------------
Large Cap Equity                               1,230,239,400       1,509,554       66          116
----------------------------------------------------------------------------------------------------
Large Cap Value                                   11,935,452          14,090       35           46
----------------------------------------------------------------------------------------------------
Limited Duration Bond                                      0               0      263        328(d)
----------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING AUGUST
  31
----------------------------------------------------------------------------------------------------
California Tax-Exempt(g)                                   0               0       62            7
----------------------------------------------------------------------------------------------------
Diversified Bond                                           0               0      295          281(d)
----------------------------------------------------------------------------------------------------
Massachusetts Tax-Exempt(g)                                0               0       24            5
----------------------------------------------------------------------------------------------------
Michigan Tax-Exempt(g)                                     0               0       20            6
----------------------------------------------------------------------------------------------------
Minnesota Tax-Exempt(g)                                    0               0       26            3
----------------------------------------------------------------------------------------------------
New York Tax-Exempt(g)                                     0               0       28            7
----------------------------------------------------------------------------------------------------
Ohio Tax-Exempt(g)                                         0               0       27            7
----------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING
  SEPTEMBER 30
----------------------------------------------------------------------------------------------------
Balanced                                          15,439,643          25,217      124          126
----------------------------------------------------------------------------------------------------
Disciplined Large Cap Growth                               0(h)            0(h)    21          N/A
----------------------------------------------------------------------------------------------------
Diversified Equity Income                         51,961,586          37,213       31           28
----------------------------------------------------------------------------------------------------
Mid Cap Value                                     46,244,554          41,155       24           44
----------------------------------------------------------------------------------------------------
Strategic Allocation                                       0               0      123          122
----------------------------------------------------------------------------------------------------
Strategic Income Allocation                                0(h)            0(h)    70          N/A

----------------------------------------------------------------------------------------------------


Statement of Additional Information - Dec. 28, 2007                      Page 42

----------------------------------------------------------------------------------------------------
                                                  BROKERAGE DIRECTED FOR
                                                        RESEARCH*
                                            ---------------------------------------------
                                                                   AMOUNT OF
                                                                    COMMIS-
                                                                     SIONS        TURNOVER RATES
                                                AMOUNT OF         IMPUTED OR -----------------------
FUND                                           TRANSACTIONS          PAID        2007        2006
----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING OCTOBER
  31
----------------------------------------------------------------------------------------------------
Absolute Return Currency and Income           $            0      $        0       36%          12%((i))
----------------------------------------------------------------------------------------------------
Disciplined International Equity                           0               0       47           10(j)
----------------------------------------------------------------------------------------------------
Emerging Markets                                           0               0      125          145
----------------------------------------------------------------------------------------------------
Emerging Markets Bond                                      0               0       41           32(k)
----------------------------------------------------------------------------------------------------
European Equity                                            0               0      114           64
----------------------------------------------------------------------------------------------------
Global Bond                                                0               0       77           68
----------------------------------------------------------------------------------------------------
Global Equity                                              0               0      100          112
----------------------------------------------------------------------------------------------------
Global Technology                                 38,452,553          71,776      167          196
----------------------------------------------------------------------------------------------------
International Aggressive Growth                   90,768,595         168,960      104          124
----------------------------------------------------------------------------------------------------
International Equity                             160,547,770         193,556       90           89
----------------------------------------------------------------------------------------------------
International Opportunity                                  0               0       84           79
----------------------------------------------------------------------------------------------------
International Select Value                         9,101,418          13,795       28           31
----------------------------------------------------------------------------------------------------
International Small Cap                                    0               0       96          157
----------------------------------------------------------------------------------------------------
                                                                                 2006        2005
----------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING
  NOVEMBER 30
----------------------------------------------------------------------------------------------------
Intermediate Tax-Exempt                                    0               0       35           16
----------------------------------------------------------------------------------------------------
Mid Cap Growth                                   605,235,287         656,125       45           27
----------------------------------------------------------------------------------------------------
Tax-Exempt Bond                                            0               0       32           29
----------------------------------------------------------------------------------------------------
Tax-Exempt High Income                                     0               0       30           30
----------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING
  DECEMBER 31
----------------------------------------------------------------------------------------------------
Tax-Exempt Money Market                                    0               0      N/A          N/A
----------------------------------------------------------------------------------------------------




     * Reported numbers include third party soft dollar commissions and portfolio manager directed commissions directed for research. RiverSource also receives proprietary research from brokers, but because these are bundled commissions for which the research portion is not distinguishable from the execution portion, their amounts have not been included in the table.

(a) For the period from May 18, 2006 (when shares became publicly available) to April 30, 2007.

(b) For the period from Feb. 16, 2006 (when shares became publicly available) to May 31, 2006.

(c) The turnover rate increase from 2006 was the result of a change in subadvisers during the fiscal period.

(d) A significant portion of the turnover was the result of "roll" transactions in the liquid derivatives and Treasury securities. In the derivative transactions, positions in expiring contracts are liquidated and simultaneously replaced with positions in new contracts with equivalent characteristics. In the Treasury transactions, existing holdings are sold to purchase newly issued securities with slightly longer maturity dates. Although these transactions affect the turnover rate of the portfolio, they do not change the risk exposure or result in material transaction costs. The remaining turnover resulted from strategic reallocations and relative value trading. After transaction costs, we expect this activity to enhance the returns on the overall fund.

(e) For the period from May 18, 2006 (when shares became publicly available) to July 31, 2006.

(f) For the period from Feb. 16, 2006 (when shares became publicly available) to July 31, 2006.

(g) The fund changed its fiscal year end in 2006 from June 30 to Aug. 31. For 2006, the information shown is for the period from July 1, 2005 through Aug. 31, 2006. For years prior to 2006, the fiscal period ended on June 30.

(h) For the period from May 17, 2007 (when shares became publicly available) to Sept. 30, 2007.

(i) For the period from June 15, 2006 (when the Fund became available) to Oct. 31, 2006.

(j) For the period from May 18, 2006 (when shares became publicly available) to Oct. 31, 2006.

(k) For the period from Feb. 16, 2006 (when shares became publicly available) to Oct. 31, 2006.



Statement of Additional Information - Dec. 28, 2007                      Page 43

As of the end of the most recent fiscal period, the fund held securities of its regular brokers or dealers or of the parent of those brokers or dealers that derived more than 15% of gross revenue from securities-related activities as presented below. The table is organized by fiscal year end. You can find your fund's fiscal year end in Table 1.

                TABLE 6. SECURITIES OF REGULAR BROKERS OR DEALERS


                                                                                        VALUE OF SECURITIES OWNED AT
FUND                                            ISSUER                                      END OF FISCAL PERIOD
--------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING JANUARY 31
--------------------------------------------------------------------------------------------------------------------
Portfolio Builder Aggressive                    None                                                     N/A
--------------------------------------------------------------------------------------------------------------------
Portfolio Builder Conservative                  None                                                     N/A
--------------------------------------------------------------------------------------------------------------------
Portfolio Builder Moderate                      None                                                     N/A
--------------------------------------------------------------------------------------------------------------------
Portfolio Builder Moderate Aggressive           None                                                     N/A
--------------------------------------------------------------------------------------------------------------------
Portfolio Builder Moderate Conservative         None                                                     N/A
--------------------------------------------------------------------------------------------------------------------
Portfolio Builder Total Equity                  None                                                     N/A
--------------------------------------------------------------------------------------------------------------------
S&P 500 Index                                   Ameriprise Financial                            $    323,985
                                                --------------------------------------------------------------------
                                                Bear Stearns Companies                               439,490
                                                --------------------------------------------------------------------
                                                Charles Schwab                                       439,549
                                                --------------------------------------------------------------------
                                                Citigroup                                          6,152,453
                                                --------------------------------------------------------------------
                                                E*Trade Financial                                    236,486
                                                --------------------------------------------------------------------
                                                Franklin Resources                                   450,831
                                                --------------------------------------------------------------------
                                                Goldman Sachs Group                                2,051,800
                                                --------------------------------------------------------------------
                                                Legg Mason                                           312,453
                                                --------------------------------------------------------------------
                                                Lehman Brothers Holdings                             990,499
                                                --------------------------------------------------------------------
                                                JP Morgan Chase & Co.                              4,012,826
                                                --------------------------------------------------------------------
                                                Merrill Lynch & Co.                                1,878,217
                                                --------------------------------------------------------------------
                                                Morgan Stanley                                     1,990,354
                                                --------------------------------------------------------------------
                                                PNC Financial Services Group                         492,267
--------------------------------------------------------------------------------------------------------------------
Small Company Index                             Investment Technology Group                        3,392,515
                                                --------------------------------------------------------------------
                                                LaBranche & Co.                                      884,769
                                                --------------------------------------------------------------------
                                                Piper Jaffray Companies                            2,287,085
--------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING MARCH 31
--------------------------------------------------------------------------------------------------------------------
Equity Value                                    Citigroup                                         41,244,194
                                                --------------------------------------------------------------------
                                                Goldman Sachs Group                                4,048,708
                                                --------------------------------------------------------------------
                                                Lehman Brothers Holdings                           7,011,695
                                                --------------------------------------------------------------------
                                                Merrill Lynch & Co.                               14,403,403
                                                --------------------------------------------------------------------
                                                Morgan Stanley                                     6,529,834
--------------------------------------------------------------------------------------------------------------------
Precious Metals and Mining                      None                                                     N/A
--------------------------------------------------------------------------------------------------------------------
Small Cap Advantage                             Knight Capital Group CI A                          1,919,159
                                                --------------------------------------------------------------------
                                                Piper Jaffray Companies                            1,300,740
--------------------------------------------------------------------------------------------------------------------
Small Cap Growth                                None                                                     N/A
--------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING APRIL 30
--------------------------------------------------------------------------------------------------------------------
Retirement Plus 2010                            None                                                     N/A
--------------------------------------------------------------------------------------------------------------------
Retirement Plus 2015                            None                                                     N/A
--------------------------------------------------------------------------------------------------------------------
Retirement Plus 2020                            None                                                     N/A
--------------------------------------------------------------------------------------------------------------------
Retirement Plus 2025                            None                                                     N/A
--------------------------------------------------------------------------------------------------------------------
Retirement Plus 2030                            None                                                     N/A
--------------------------------------------------------------------------------------------------------------------
Retirement Plus 2035                            None                                                     N/A
--------------------------------------------------------------------------------------------------------------------
Retirement Plus 2040                            None                                                     N/A
--------------------------------------------------------------------------------------------------------------------
Retirement Plus 2045                            None                                                     N/A
--------------------------------------------------------------------------------------------------------------------


Statement of Additional Information - Dec. 28, 2007                      Page 44

                                                                                        VALUE OF SECURITIES OWNED AT
FUND                                            ISSUER                                      END OF FISCAL PERIOD
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING MAY 31
--------------------------------------------------------------------------------------------------------------------
Aggressive Growth                               Affiliated Managers Group                       $  3,679,452
--------------------------------------------------------------------------------------------------------------------
Fundamental Growth                              Charles Schwab                                     3,187,594
                                                --------------------------------------------------------------------
                                                Franklin Resources                                 2,099,898
                                                --------------------------------------------------------------------
                                                Goldman Sachs Group                                  888,657
                                                --------------------------------------------------------------------
                                                Legg Mason                                         2,427,751
                                                --------------------------------------------------------------------
                                                Morgan Stanley                                     1,225,426
--------------------------------------------------------------------------------------------------------------------
Fundamental Value                               Citigroup                                         23,790,334
                                                --------------------------------------------------------------------
                                                E*TRADE Financial                                  1,609,440
                                                --------------------------------------------------------------------
                                                JP Morgan Chase & Co.                             48,483,855
                                                --------------------------------------------------------------------
                                                Morgan Stanley                                     8,342,424
--------------------------------------------------------------------------------------------------------------------
High Yield Bond                                 LaBranche & Co.                                    9,982,753
--------------------------------------------------------------------------------------------------------------------
Income Builder Basic Income                     None                                                     N/A
--------------------------------------------------------------------------------------------------------------------
Income Builder Enhanced Income                  None                                                     N/A
--------------------------------------------------------------------------------------------------------------------
Income Builder Moderate Income                  None                                                     N/A
--------------------------------------------------------------------------------------------------------------------
Select Value                                    AG Edwards                                         5,069,200
--------------------------------------------------------------------------------------------------------------------
Short Duration U.S. Government                  None                                                     N/A
--------------------------------------------------------------------------------------------------------------------
Small Cap Equity                                optionsXpress Holdings                             1,681,680
--------------------------------------------------------------------------------------------------------------------
Small Cap Value                                 Knight Capital Group Cl A                          2,333,388
--------------------------------------------------------------------------------------------------------------------
U.S. Government Mortgage                        None                                                     N/A
--------------------------------------------------------------------------------------------------------------------
Value                                           Charles Schwab                                     3,076,143
                                                --------------------------------------------------------------------
                                                Citigroup                                         17,197,044
                                                --------------------------------------------------------------------
                                                JP Morgan Chase & Co.                              7,665,450
--------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING JUNE 30
--------------------------------------------------------------------------------------------------------------------
Dividend Opportunity                            Citigroup                                         70,149,025
                                                --------------------------------------------------------------------
                                                Goldman Sachs Group                               40,014,728
                                                --------------------------------------------------------------------
                                                JP Morgan Chase & Co.                             30,705,333
                                                --------------------------------------------------------------------
                                                PNC Financial Services Group                       4,844,463
--------------------------------------------------------------------------------------------------------------------
Real Estate                                     None                                                     N/A
--------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING JULY 31
--------------------------------------------------------------------------------------------------------------------
Cash Management                                 Bear Stearns Companies                          $100,000,000
                                                --------------------------------------------------------------------
                                                Citigroup Funding                                201,473,973
                                                --------------------------------------------------------------------
                                                Credit Suisse NY                                 149,000,000
                                                --------------------------------------------------------------------
                                                Goldman Sachs Group                               25,000,000
                                                --------------------------------------------------------------------
                                                Lehman Brothers                                   40,000,000
                                                --------------------------------------------------------------------
                                                Merrill Lynch & Co.                              118,000,000
--------------------------------------------------------------------------------------------------------------------


Statement of Additional Information - Dec. 28, 2007                      Page 45

                                                                                        VALUE OF SECURITIES OWNED AT
FUND                                            ISSUER                                      END OF FISCAL PERIOD
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
Core Bond                                       Bear Stearns Adjustable Rate Mortgage
                                                Trust                                           $    432,111
                                                --------------------------------------------------------------------
                                                Bear Stearns Commercial Mtg Securities             1,066,250
                                                --------------------------------------------------------------------
                                                Citigroup                                          2,280,910
                                                --------------------------------------------------------------------
                                                Citigroup Commercial Mtge Trust                      216,042
                                                --------------------------------------------------------------------
                                                Citigroup/Deutsche Bank Commercial
                                                Mtge Trust                                           171,454
                                                --------------------------------------------------------------------
                                                Credit Suisse Mortgage Capital Ctfs                  370,162
                                                --------------------------------------------------------------------
                                                CS First Boston Mtge Securities                      261,282
                                                --------------------------------------------------------------------
                                                Goldman Sachs Group                                1,222,356
                                                --------------------------------------------------------------------
                                                GS Mtge Securities II                              2,711,489
                                                --------------------------------------------------------------------
                                                JP Morgan Chase Commercial Mtge
                                                Securities                                         4,093,282
                                                --------------------------------------------------------------------
                                                JP Morgan Chase & Co.                              2,055,760
                                                --------------------------------------------------------------------
                                                LB-UBS Commercial Mtge Trust                       3,404,979
                                                --------------------------------------------------------------------
                                                Lehman Brothers Holdings                           2,683,709
                                                --------------------------------------------------------------------
                                                Merrill Lynch & Co.                                1,810,546
                                                --------------------------------------------------------------------
                                                Merrill Lynch Mtge Trust                           1,241,879
                                                --------------------------------------------------------------------
                                                Morgan Stanley                                     2,631,963
                                                --------------------------------------------------------------------
                                                Morgan Stanley Capital I                           1,795,243
--------------------------------------------------------------------------------------------------------------------
Disciplined Equity                              Bear Stearns Companies                             3,879,525
                                                --------------------------------------------------------------------
                                                Citigroup                                         45,535,774
                                                --------------------------------------------------------------------
                                                Franklin Resources                                19,854,945
                                                --------------------------------------------------------------------
                                                Legg Mason                                         2,387,070
                                                --------------------------------------------------------------------
                                                Lehman Brothers Holdings                          20,371,030
                                                --------------------------------------------------------------------
                                                Merrill Lynch & Co.                               31,642,070
                                                --------------------------------------------------------------------
                                                Morgan Stanley                                    18,527,729
--------------------------------------------------------------------------------------------------------------------
Disciplined Small Cap Value                     Knight Capital Group Cl A                             89,817
--------------------------------------------------------------------------------------------------------------------
Disciplined Small and Mid Cap Equity            Eaton Vance                                          456,022
                                                --------------------------------------------------------------------
                                                Knight Capital Group Cl A                            328,402
                                                --------------------------------------------------------------------
                                                Raymond James Financial                              233,061
--------------------------------------------------------------------------------------------------------------------
Floating Rate                                   Ameritrade Holding Corp.                             738,427
                                                --------------------------------------------------------------------
                                                Lehman Brothers Holdings                             998,702
--------------------------------------------------------------------------------------------------------------------
Growth                                          Goldman Sachs Group                               12,504,458
--------------------------------------------------------------------------------------------------------------------
Income Opportunities                            None                                                     N/A
--------------------------------------------------------------------------------------------------------------------
Inflation Protected Securities                  None                                                     N/A
--------------------------------------------------------------------------------------------------------------------
Large Cap Equity                                Bear Stearns Companies                             2,330,697
                                                --------------------------------------------------------------------
                                                Charles Schwab                                     2,492,859
                                                --------------------------------------------------------------------
                                                Citigroup                                        106,570,927
                                                --------------------------------------------------------------------
                                                Franklin Resources                                 8,476,601
                                                --------------------------------------------------------------------
                                                Goldman Sachs Group                               26,394,909
                                                --------------------------------------------------------------------
                                                JP Morgan Chase & Co.                             63,976,941
                                                --------------------------------------------------------------------
                                                Lehman Brothers Holdings                          25,839,616
                                                --------------------------------------------------------------------
                                                Merrill Lynch & Co.                               29,621,901
                                                --------------------------------------------------------------------
                                                Morgan Stanley                                    30,252,473
                                                --------------------------------------------------------------------
                                                PNC Financial Services Group                      10,560,693
--------------------------------------------------------------------------------------------------------------------
Large Cap Value                                 Citigroup                                          3,230,654
                                                --------------------------------------------------------------------
                                                Franklin Resources                                    97,948
                                                --------------------------------------------------------------------
                                                Goldman Sachs Group                                  277,425
                                                --------------------------------------------------------------------
                                                JP Morgan Chase & Co.                              1,855,242
                                                --------------------------------------------------------------------
                                                Lehman Brothers Holdings                             969,617
                                                --------------------------------------------------------------------
                                                Merrill Lynch & Co.                                  896,559
                                                --------------------------------------------------------------------
                                                Morgan Stanley                                       910,020
                                                --------------------------------------------------------------------
                                                PNC Financial Services Group                         323,119
--------------------------------------------------------------------------------------------------------------------


Statement of Additional Information - Dec. 28, 2007                      Page 46

                                                                                        VALUE OF SECURITIES OWNED AT
FUND                                            ISSUER                                      END OF FISCAL PERIOD
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
Limited Duration Bond                           Bear Stearns Adjustable Rate Mortgage
                                                Trust                                           $    336,086
                                                --------------------------------------------------------------------
                                                Bear Stearns Commercial Mtg Securities               657,725
                                                --------------------------------------------------------------------
                                                ChaseFlex Trust                                      298,088
                                                --------------------------------------------------------------------
                                                Citigroup                                            954,800
                                                --------------------------------------------------------------------
                                                Citigroup Commercial Mtge Trust                      243,047
                                                --------------------------------------------------------------------
                                                Citigroup/Deutsche Bank Commercial
                                                Mtge Trust                                           171,454
                                                --------------------------------------------------------------------
                                                Credit Suisse Mortgage Capital Ctfs                  345,484
                                                --------------------------------------------------------------------
                                                CS First Boston Mtge Securities                      599,807
                                                --------------------------------------------------------------------
                                                Goldman Sachs Group                                  487,995
                                                --------------------------------------------------------------------
                                                JP Morgan Chase Commercial Mtge
                                                Securities                                         2,601,062
                                                --------------------------------------------------------------------
                                                JP Morgan Chase & Co.                                878,139
                                                --------------------------------------------------------------------
                                                LB-UBS Commercial Mtge Trust                       1,509,848
                                                --------------------------------------------------------------------
                                                Lehman Brothers Holdings                           1,376,086
                                                --------------------------------------------------------------------
                                                Merrill Lynch & Co.                                  796,261
                                                --------------------------------------------------------------------
                                                Morgan Stanley                                     1,480,778
                                                --------------------------------------------------------------------
                                                Morgan Stanley Capital 1                             560,613
--------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING AUGUST 31
--------------------------------------------------------------------------------------------------------------------
California Tax-Exempt                           None                                                     N/A
--------------------------------------------------------------------------------------------------------------------
Diversified Bond                                Bear Stearns Adjustable Rate Mortgage
                                                Trust                                             19,075,663
                                                --------------------------------------------------------------------
                                                Bear Stearns Commercial Mtg Securities             7,716,075
                                                --------------------------------------------------------------------
                                                Citigroup                                         13,476,047
                                                --------------------------------------------------------------------
                                                Citigroup Commercial Mtge Trust                   17,776,577
                                                --------------------------------------------------------------------
                                                Citigroup/Deutsche Bank Commercial
                                                Mtge Trust                                         3,011,088
                                                --------------------------------------------------------------------
                                                Credit Suisse Mortgage Capital Ctfs               10,812,580
                                                --------------------------------------------------------------------
                                                CS First Boston Mtge Securities                   12,942,077
                                                --------------------------------------------------------------------
                                                GS Mortgate Securities II                         30,427,394
                                                --------------------------------------------------------------------
                                                JP Morgan Chase Commercial Mtge
                                                Securities                                        57,292,644
                                                --------------------------------------------------------------------
                                                JP Morgan Chase & Co.                             10,280,773
                                                --------------------------------------------------------------------
                                                LB-UBS Commercial Mtge Trust                      44,205,393
                                                --------------------------------------------------------------------
                                                Lehman Brothers Holdings                          22,673,032
                                                --------------------------------------------------------------------
                                                Morgan Stanley                                    10,666,759
                                                --------------------------------------------------------------------
                                                Morgan Stanley Capital 1                          18,466,575
                                                --------------------------------------------------------------------
                                                Morgan Stanley Mtge Loan Trust                    16,611,510
--------------------------------------------------------------------------------------------------------------------
Massachusetts Tax-Exempt                        None                                                     N/A
--------------------------------------------------------------------------------------------------------------------
Michigan Tax-Exempt                             None                                                     N/A
--------------------------------------------------------------------------------------------------------------------
Minnesota Tax-Exempt                            None                                                     N/A
--------------------------------------------------------------------------------------------------------------------
New York Tax-Exempt                             None                                                     N/A
--------------------------------------------------------------------------------------------------------------------
Ohio Tax-Exempt                                 None                                                     N/A
--------------------------------------------------------------------------------------------------------------------


Statement of Additional Information - Dec. 28, 2007                      Page 47

                                                                                        VALUE OF SECURITIES OWNED AT
FUND                                            ISSUER                                      END OF FISCAL PERIOD
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING SEPTEMBER 30
--------------------------------------------------------------------------------------------------------------------
Balanced                                        Bear Stearns Adjustable Rate Mortgage
                                                Trust                                           $  2,496,100
                                                --------------------------------------------------------------------
                                                Bear Stearns Commercial Mtg Securities             1,691,784
                                                --------------------------------------------------------------------
                                                Bear Stearns Companies                             1,085,518
                                                --------------------------------------------------------------------
                                                ChaseFlex Trust                                    1,218,953
                                                --------------------------------------------------------------------
                                                Citigroup                                         22,798,902
                                                --------------------------------------------------------------------
                                                Citigroup Commercial Mtge Trust                    2,222,407
                                                --------------------------------------------------------------------
                                                Citigroup/Deutsche Bank Commercial
                                                Mtge Trust                                           373,105
                                                --------------------------------------------------------------------
                                                Credit Suisse Mortgage Capital Ctfs                2,277,560
                                                --------------------------------------------------------------------
                                                CS First Boston Mtge Securities                    1,532,621
                                                --------------------------------------------------------------------
                                                Franklin Resources                                   690,285
                                                --------------------------------------------------------------------
                                                Goldman Sachs Group                                3,073,590
                                                --------------------------------------------------------------------
                                                GS Mortgage Securities II                          3,840,950
                                                --------------------------------------------------------------------
                                                JP Morgan Chase & Co.                             13,601,575
                                                --------------------------------------------------------------------
                                                JP Morgan Chase Commercial Mtge
                                                Securities                                         8,999,129
                                                --------------------------------------------------------------------
                                                LB-UBS Commercial Mtge Trust                       4,585,816
                                                --------------------------------------------------------------------
                                                Lehman Brothers Holdings                          10,279,588
                                                --------------------------------------------------------------------
                                                Merrill Lynch & Co.                                6,435,372
                                                --------------------------------------------------------------------
                                                Morgan Stanley                                     5,171,103
                                                --------------------------------------------------------------------
                                                Morgan Stanley Capital 1                           2,460,214
                                                --------------------------------------------------------------------
                                                PNC Financial Services Group                       2,325,002
--------------------------------------------------------------------------------------------------------------------
Disciplined Large Cap Growth                    Eaton Vance                                          188,771
                                                --------------------------------------------------------------------
                                                Franklin Resources                                   182,070
                                                --------------------------------------------------------------------
                                                Goldman Sachs Group                                  749,704
                                                --------------------------------------------------------------------
                                                Lehman Brothers Holdings                              82,286
                                                --------------------------------------------------------------------
                                                Merrill Lynch & Co.                                  599,892
                                                --------------------------------------------------------------------
                                                Morgan Stanley                                       817,425
--------------------------------------------------------------------------------------------------------------------
Diversified Equity Income                       Citigroup                                        217,740,612
                                                --------------------------------------------------------------------
                                                JP Morgan Chase & Co.                             55,352,255
--------------------------------------------------------------------------------------------------------------------
Mid Cap Value                                   None                                                     N/A
--------------------------------------------------------------------------------------------------------------------
Strategic Allocation                            Bear Stearns Commercial Mtg Securities             1,397,521
                                                --------------------------------------------------------------------
                                                Bear Stearns Companies                               904,987
                                                --------------------------------------------------------------------
                                                Citigroup                                         28,526,072
                                                --------------------------------------------------------------------
                                                Citigroup Commercial Mtge Trust                    2,200,339
                                                --------------------------------------------------------------------
                                                Citigroup/Deutsche Bank Commercial
                                                Mtge Trust                                           174,116
                                                --------------------------------------------------------------------
                                                Credit Suisse Mortgage Capital Ctfs                1,214,049
                                                --------------------------------------------------------------------
                                                CS First Boston Mtge Securities                    1,832,214
                                                --------------------------------------------------------------------
                                                Eaton Vance                                          820,099
                                                --------------------------------------------------------------------
                                                Franklin Resources                                 5,384,835
                                                --------------------------------------------------------------------
                                                Goldman Sachs Group                                1,481,635
                                                --------------------------------------------------------------------
                                                GS Mortgage Securities II                          3,878,742
                                                --------------------------------------------------------------------
                                                JP Morgan Chase & Co.                              9,615,770
                                                --------------------------------------------------------------------
                                                JP Morgan Chase Commercial Mtge
                                                Securities                                         7,866,478
                                                --------------------------------------------------------------------
                                                LB-UBS Commercial Mtge Trust                       4,808,011
                                                --------------------------------------------------------------------
                                                Lehman Brothers Holdings                           6,303,744
                                                --------------------------------------------------------------------
                                                Merrill Lynch & Co.                               10,556,567
                                                --------------------------------------------------------------------
                                                Morgan Stanley                                     9,273,978
                                                --------------------------------------------------------------------
                                                Morgan Stanley Capital 1                           1,643,239
                                                --------------------------------------------------------------------
                                                Morgan Stanley Mtge Loan Trust                     1,963,655
                                                --------------------------------------------------------------------
                                                Raymond James Financial - subsidiary                 773,618
--------------------------------------------------------------------------------------------------------------------


Statement of Additional Information - Dec. 28, 2007                      Page 48

                                                                                        VALUE OF SECURITIES OWNED AT
FUND                                            ISSUER                                      END OF FISCAL PERIOD
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
Strategic Income Allocation                     Bear Stearns Adjustable Rate Mortgage
                                                Trust                                           $    268,001
                                                --------------------------------------------------------------------
                                                Bear Stearns Companies                                15,965
                                                --------------------------------------------------------------------
                                                Citigroup                                            391,364
                                                --------------------------------------------------------------------
                                                Franklin Resources                                    43,478
                                                --------------------------------------------------------------------
                                                JP Morgan Chase & Co.                                 62,178
                                                --------------------------------------------------------------------
                                                JP Morgan Chase Commercial Mtge
                                                Securities                                         1,498,628
                                                --------------------------------------------------------------------
                                                Lehman Brothers Holdings                             736,283
                                                --------------------------------------------------------------------
                                                Merrill Lynch & Co.                                  381,792
                                                --------------------------------------------------------------------
                                                Merrill Lynch Mtge Trust                             487,267
                                                --------------------------------------------------------------------
                                                Morgan Stanley                                       706,627
                                                --------------------------------------------------------------------
                                                Morgan Stanley Capital 1                             350,598
                                                --------------------------------------------------------------------
                                                Morgan Stanley Mtge Loan Trust                       981,827
--------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING OCTOBER 31
--------------------------------------------------------------------------------------------------------------------
Absolute Return Currency and Income             Bear Stearns Companies                               743,516
                                                --------------------------------------------------------------------
                                                Citigroup                                            640,449
                                                --------------------------------------------------------------------
                                                Credit Suisse First Boston USA                       639,723
                                                --------------------------------------------------------------------
                                                JP Morgan Chase & Co.                                649,309
                                                --------------------------------------------------------------------
                                                Lehman Brothers Holdings                             636,749
                                                --------------------------------------------------------------------
                                                Merrill Lynch & Co.                                  638,188
                                                --------------------------------------------------------------------
                                                Morgan Stanley                                       637,987
                                                --------------------------------------------------------------------
                                                Morgan Stanley Capital 1                             479,557
--------------------------------------------------------------------------------------------------------------------
Disciplined International Equity                None                                                     N/A
--------------------------------------------------------------------------------------------------------------------
Emerging Markets                                None                                                     N/A
--------------------------------------------------------------------------------------------------------------------
Emerging Markets Bond                           None                                                     N/A
--------------------------------------------------------------------------------------------------------------------
European Equity                                 Credit Suisse Group                                2,314,916
--------------------------------------------------------------------------------------------------------------------
Global Bond                                     Bear Stearns Comercial Mtge Securities             1,429,999
                                                --------------------------------------------------------------------
                                                Citigroup                                          2,355,362
                                                --------------------------------------------------------------------
                                                Citigroup Commercial Mtge Trust                    2,844,020
                                                --------------------------------------------------------------------
                                                Credit Suisse Mortgage Capital Ctfs                1,862,832
                                                --------------------------------------------------------------------
                                                CS First Boston Mtge Securities                      578,806
                                                --------------------------------------------------------------------
                                                GS Mortgage Securities II                          4,853,319
                                                --------------------------------------------------------------------
                                                JP Morgan Chase & Co.                              1,801,279
                                                --------------------------------------------------------------------
                                                JP Morgan Chase Commercial Mtge
                                                Securities                                         6,149,812
                                                --------------------------------------------------------------------
                                                LB-UBS Commercial Mtge Trust                       3,104,717
                                                --------------------------------------------------------------------
                                                Lehman Brothers Holdings                           1,021,586
                                                --------------------------------------------------------------------
                                                Morgan Stanley Capital 1                           2,089,775
--------------------------------------------------------------------------------------------------------------------
Global Equity                                   Goldman Sachs Group                                7,437,600
--------------------------------------------------------------------------------------------------------------------
Global Technology                               None                                                     N/A
--------------------------------------------------------------------------------------------------------------------
International Aggressive Growth                 None                                                     N/A
--------------------------------------------------------------------------------------------------------------------
International Equity                            None                                                     N/A
--------------------------------------------------------------------------------------------------------------------
International Opportunity                       Credit Suisse Group                                7,393,430
--------------------------------------------------------------------------------------------------------------------
International Select Value                      Credit Suisse Group                               23,856,752
--------------------------------------------------------------------------------------------------------------------
International Small Cap                         None                                                     N/A
--------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING NOVEMBER 30
--------------------------------------------------------------------------------------------------------------------
Intermediate Tax-Exempt                         None                                                     N/A
--------------------------------------------------------------------------------------------------------------------
Mid Cap Growth                                  Ameritrade Holding                                14,356,863
                                                --------------------------------------------------------------------
                                                Legg Mason - subsidiary                            7,086,678
--------------------------------------------------------------------------------------------------------------------
Tax-Exempt Bond                                 None                                                     N/A
--------------------------------------------------------------------------------------------------------------------
Tax-Exempt High Income                          None                                                     N/A
--------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING DECEMBER 31
--------------------------------------------------------------------------------------------------------------------
Tax-Exempt Money Market                         None                                                     N/A
--------------------------------------------------------------------------------------------------------------------







Statement of Additional Information - Dec. 28, 2007                      Page 49

BROKERAGE COMMISSIONS PAID TO BROKERS AFFILIATED WITH THE INVESTMENT MANAGER

Affiliates of the investment manager may engage in brokerage and other securities transactions on behalf of a fund according to procedures adopted by the Board and to the extent consistent with applicable provisions of the federal securities laws. Subject to approval by the Board, the same conditions apply to transactions with broker-dealer affiliates of any subadviser. The investment manager will use an affiliate only if (i) the investment manager determines that the fund will receive prices and executions at least as favorable as those offered by qualified independent brokers performing similar brokerage and other services for the fund and (ii) the affiliate charges the fund commission rates consistent with those the affiliate charges comparable unaffiliated customers in similar transactions and if such use is consistent with terms of the Investment Management Services Agreement.

Information about any brokerage commissions paid by a fund in the last three fiscal periods to brokers affiliated with the fund's investment manager is contained in the following table. The table is organized by fiscal year end. You can find your fund's fiscal year end in Table 1.

     TABLE 7. BROKERAGE COMMISSIONS PAID TO INVESTMENT MANAGER OR AFFILIATES


                                                                                           PERCENT OF
                                                                                            AGGREGATE
                                                                 AGGREGATE                   DOLLAR      AGGREGATE    AGGREGATE
                                                                   DOLLAR                   AMOUNT OF      DOLLAR       DOLLAR
                                                                 AMOUNT OF    PERCENT OF  TRANSACTIONS   AMOUNT OF    AMOUNT OF
                                                                COMMISSIONS   AGGREGATE     INVOLVING   COMMISSIONS  COMMISSIONS
                                                    NATURE OF     PAID TO     BROKERAGE    PAYMENT OF     PAID TO      PAID TO
                                        BROKER     AFFILIATION     BROKER    COMMISSIONS   COMMISSIONS     BROKER       BROKER
FUND                                 -------------------------------------------------------------------------------------------
                                                                    2007                                    2006         2005
--------------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING JANUARY 31
--------------------------------------------------------------------------------------------------------------------------------
Portfolio Builder Aggressive         None                --            --          --           --        $     0      $      0(a)
--------------------------------------------------------------------------------------------------------------------------------
Portfolio Builder Conservative       None                --            --          --           --              0             0(a)
--------------------------------------------------------------------------------------------------------------------------------
Portfolio Builder Moderate           None                --            --          --           --              0             0(a)
--------------------------------------------------------------------------------------------------------------------------------
Portfolio Builder Moderate           None                --            --          --           --              0             0(a)
Aggressive
--------------------------------------------------------------------------------------------------------------------------------
Portfolio Builder Moderate           None                --            --          --           --              0             0(a)
Conservative
--------------------------------------------------------------------------------------------------------------------------------
Portfolio Builder Total Equity       None                --            --          --           --              0             0(a)
--------------------------------------------------------------------------------------------------------------------------------
S&P 500 Index                        None                --            --          --           --              0             0
--------------------------------------------------------------------------------------------------------------------------------
Small Company Index                  None                                                                       0             0
--------------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING MARCH 31
--------------------------------------------------------------------------------------------------------------------------------
Equity Value                         None                --            --          --           --              0        10,142*
--------------------------------------------------------------------------------------------------------------------------------
Precious Metals and Mining           None                --            --          --           --              0         3,614*
--------------------------------------------------------------------------------------------------------------------------------
Small Cap Advantage                  None                --            --          --           --              0             0
--------------------------------------------------------------------------------------------------------------------------------
Small Cap Growth                     None                --            --          --           --              0             0
--------------------------------------------------------------------------------------------------------------------------------


Statement of Additional Information - Dec. 28, 2007                      Page 50

                                                                                           PERCENT OF
                                                                                            AGGREGATE
                                                                 AGGREGATE                   DOLLAR      AGGREGATE    AGGREGATE
                                                                   DOLLAR                   AMOUNT OF      DOLLAR       DOLLAR
                                                                 AMOUNT OF    PERCENT OF  TRANSACTIONS   AMOUNT OF    AMOUNT OF
                                                                COMMISSIONS   AGGREGATE     INVOLVING   COMMISSIONS  COMMISSIONS
                                                    NATURE OF     PAID TO     BROKERAGE    PAYMENT OF     PAID TO      PAID TO
                                        BROKER     AFFILIATION     BROKER    COMMISSIONS   COMMISSIONS     BROKER       BROKER
FUND                                 -------------------------------------------------------------------------------------------
                                                                    2007                                    2006         2005
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING APRIL 30
--------------------------------------------------------------------------------------------------------------------------------
Retirement Plus 2010                 None(b)             --            --          --           --            N/A           N/A
--------------------------------------------------------------------------------------------------------------------------------
Retirement Plus 2015                 None(b)             --            --          --           --            N/A           N/A
--------------------------------------------------------------------------------------------------------------------------------
Retirement Plus 2020                 None(b)             --            --          --           --            N/A           N/A
--------------------------------------------------------------------------------------------------------------------------------
Retirement Plus 2025                 None(b)             --            --          --           --            N/A           N/A
--------------------------------------------------------------------------------------------------------------------------------
Retirement Plus 2030                 None(b)             --            --          --           --            N/A           N/A
--------------------------------------------------------------------------------------------------------------------------------
Retirement Plus 2035                 None(b)             --            --          --           --            N/A           N/A
--------------------------------------------------------------------------------------------------------------------------------
Retirement Plus 2040                 None(b)             --            --          --           --            N/A           N/A
--------------------------------------------------------------------------------------------------------------------------------
Retirement Plus 2045                 None(b)             --            --          --           --            N/A           N/A
--------------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING MAY 31
--------------------------------------------------------------------------------------------------------------------------------
Aggressive Growth                                         2        $   23        0.00%        0.00%       $    57*     $     27
                                     JPMorgan
                                     Securities,
                                     Inc.
--------------------------------------------------------------------------------------------------------------------------------
Fundamental Value                    None                --            --          --           --              0             0
--------------------------------------------------------------------------------------------------------------------------------
Fundamental Growth                                        3             0          --           --              0            38
                                     Goldman
                                     Sachs & Co.
--------------------------------------------------------------------------------------------------------------------------------
High Yield Bond                      None                --            --          --           --              0             0
--------------------------------------------------------------------------------------------------------------------------------
Income Builder                       None                --            --          --           --             0((c))       N/A
Basic Income
--------------------------------------------------------------------------------------------------------------------------------
Income Builder                       None                --            --          --           --             0((c))       N/A
Enhanced Income
--------------------------------------------------------------------------------------------------------------------------------
Income Builder                       None                --            --          --           --             0((c))       N/A
Moderate Income
--------------------------------------------------------------------------------------------------------------------------------
Select Value                                              4         7,352        0.42         0.51         14,216       143,463
                                     Gabelli &
                                     Co.
--------------------------------------------------------------------------------------------------------------------------------
Short Duration                       None                --            --          --           --              0             0
U.S. Government
--------------------------------------------------------------------------------------------------------------------------------
Small Cap Equity                                          2           568        0.12         0.03              0             0
                                     JPMorgan
                                     Securities,
                                     Inc.
--------------------------------------------------------------------------------------------------------------------------------
Small Cap Value                                           3             0          --           --          1,821         1,943
                                     Goldman
                                     Sachs & Co.
--------------------------------------------------------------------------------------------------------------------------------
                                                          5             0          --           --              0         2,700
                                     Legg Mason
                                     Wood
                                     Walker, Inc.
--------------------------------------------------------------------------------------------------------------------------------
                                                          6             0          --           --              0             0
                                     M.J. Whitman
--------------------------------------------------------------------------------------------------------------------------------
U.S. Gov't Mortgage                  None                --            --          --           --              0             0
--------------------------------------------------------------------------------------------------------------------------------
Value                                None                --            --          --           --              0             0
--------------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING JUNE 30
--------------------------------------------------------------------------------------------------------------------------------
Dividend Opportunity                                      1             0          --           --              0        20,898*
                                     AEIS
--------------------------------------------------------------------------------------------------------------------------------
Real Estate                          None                --            --          --           --              0             0
--------------------------------------------------------------------------------------------------------------------------------



Statement of Additional Information - Dec. 28, 2007                      Page 51

                                                                                           PERCENT OF
                                                                                            AGGREGATE
                                                                 AGGREGATE                   DOLLAR      AGGREGATE    AGGREGATE
                                                                   DOLLAR                   AMOUNT OF      DOLLAR       DOLLAR
                                                                 AMOUNT OF    PERCENT OF  TRANSACTIONS   AMOUNT OF    AMOUNT OF
                                                                COMMISSIONS   AGGREGATE     INVOLVING   COMMISSIONS  COMMISSIONS
                                                    NATURE OF     PAID TO     BROKERAGE    PAYMENT OF     PAID TO      PAID TO
                                        BROKER     AFFILIATION     BROKER    COMMISSIONS   COMMISSIONS     BROKER       BROKER
FUND                                 -------------------------------------------------------------------------------------------
                                                                    2007                                    2006         2005
--------------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING JULY 31
--------------------------------------------------------------------------------------------------------------------------------
Cash Management                      None                --            --          --           --        $     0      $      0
--------------------------------------------------------------------------------------------------------------------------------
Core Bond                            None                --            --          --           --              0             0
--------------------------------------------------------------------------------------------------------------------------------
Disciplined Equity                   None                                                                       0             0
--------------------------------------------------------------------------------------------------------------------------------
Disciplined Small and                None                --            --          --           --          None((d))       N/A
Mid Cap Equity
--------------------------------------------------------------------------------------------------------------------------------
Disciplined Small                    None                --            --          --           --          None((e))       N/A
Cap Value
--------------------------------------------------------------------------------------------------------------------------------
Floating Rate                        None                --            --          --           --          None((e))       N/A
--------------------------------------------------------------------------------------------------------------------------------
Growth                                                    1        $    0          --           --              0        13,720*
                                     AEIS
--------------------------------------------------------------------------------------------------------------------------------
Income Opportunities                 None                --            --          --           --              0             0
--------------------------------------------------------------------------------------------------------------------------------
Inflation Protected Securities       None                --            --          --           --              0             0
--------------------------------------------------------------------------------------------------------------------------------
Large Cap Equity                                          1             0          --           --              0        10,214*
                                     AEIS
--------------------------------------------------------------------------------------------------------------------------------
Large Cap Value                                           1             0          --           --              0           276*
                                     AEIS
--------------------------------------------------------------------------------------------------------------------------------
Limited Duration Bond                None                --            --          --           --              0             0
--------------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING AUGUST 31
--------------------------------------------------------------------------------------------------------------------------------
California Tax-Exempt(f)             None                --            --          --           --              0             0
--------------------------------------------------------------------------------------------------------------------------------
Diversified Bond                     None                --            --          --           --              0             0
--------------------------------------------------------------------------------------------------------------------------------
Massachusetts Tax-Exempt(f)          None                --            --          --           --              0             0
--------------------------------------------------------------------------------------------------------------------------------
Michigan Tax-Exempt(f)               None                --            --          --           --              0             0
--------------------------------------------------------------------------------------------------------------------------------
Minnesota Tax-Exempt(f)              None                --            --          --           --              0             0
--------------------------------------------------------------------------------------------------------------------------------
New York Tax-Exempt(f)               None                --            --          --           --              0             0
--------------------------------------------------------------------------------------------------------------------------------
Ohio Tax-Exempt(f)                   None                --            --          --           --              0             0
--------------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING SEPTEMBER 30
--------------------------------------------------------------------------------------------------------------------------------
Balanced                                                 --            --          --           --              0             0
                                     None
--------------------------------------------------------------------------------------------------------------------------------
Disciplined Large Cap Growth         None(g)             --            --          --           --            N/A           N/A
--------------------------------------------------------------------------------------------------------------------------------
Diversified Equity Income                                 1             0          --           --              0        1,716*
                                     AEIS
--------------------------------------------------------------------------------------------------------------------------------
Mid Cap Value                                            --            --          --           --              0             0
                                     None
--------------------------------------------------------------------------------------------------------------------------------
Strategic Allocation                 None                --            --          --           --              0             0
--------------------------------------------------------------------------------------------------------------------------------
Strategic Income Allocation          None(g)             --            --          --           --            N/A           N/A
--------------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING OCTOBER 31
--------------------------------------------------------------------------------------------------------------------------------
Absolute Return Currency and Income  None                --            --          --           --        $     0(h)        N/A
--------------------------------------------------------------------------------------------------------------------------------
Disciplined International Equity     None                --            --          --           --              0(i)        N/A
--------------------------------------------------------------------------------------------------------------------------------
Emerging Markets                     None                --            --          --           --              0      $      0
--------------------------------------------------------------------------------------------------------------------------------
Emerging Markets Bond                None                --            --          --           --              0(j)        N/A
--------------------------------------------------------------------------------------------------------------------------------
European Equity                      None                --            --          --           --              0             0
--------------------------------------------------------------------------------------------------------------------------------



Statement of Additional Information - Dec. 28, 2007                      Page 52

                                                                                           PERCENT OF
                                                                                            AGGREGATE
                                                                 AGGREGATE                   DOLLAR      AGGREGATE    AGGREGATE
                                                                   DOLLAR                   AMOUNT OF      DOLLAR       DOLLAR
                                                                 AMOUNT OF    PERCENT OF  TRANSACTIONS   AMOUNT OF    AMOUNT OF
                                                                COMMISSIONS   AGGREGATE     INVOLVING   COMMISSIONS  COMMISSIONS
                                                    NATURE OF     PAID TO     BROKERAGE    PAYMENT OF     PAID TO      PAID TO
                                        BROKER     AFFILIATION     BROKER    COMMISSIONS   COMMISSIONS     BROKER       BROKER
FUND                                 -------------------------------------------------------------------------------------------
                                                                    2007                                    2006         2005
Global Bond
None                                 --                  --            --          --            0              0
--------------------------------------------------------------------------------------------------------------------------------
Global Equity                        None                --            --          --           --              0             0
--------------------------------------------------------------------------------------------------------------------------------
Global Technology                    None                --            --          --           --              0             0
--------------------------------------------------------------------------------------------------------------------------------
International Aggressive Growth      JPMorgan             2           N/A          --           --          8,149         9,426
                                     Securities,
                                     Inc.
--------------------------------------------------------------------------------------------------------------------------------
International Equity                 None                --            --          --           --              0             0
--------------------------------------------------------------------------------------------------------------------------------
International Opportunity            None                --            --          --           --              0             0
--------------------------------------------------------------------------------------------------------------------------------
International Select Value                                7           N/A          --           --            N/A         8,829
                                     Sanford C.
                                     Bernstein &
                                     Co. LLC
--------------------------------------------------------------------------------------------------------------------------------
International Small Cap              None                --            --          --           --              0             0
--------------------------------------------------------------------------------------------------------------------------------
                                                                       2006                                    2005      2004
--------------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING NOVEMBER 30
--------------------------------------------------------------------------------------------------------------------------------
Intermediate Tax-Exempt              None                --            --          --           --              0             0
--------------------------------------------------------------------------------------------------------------------------------
Mid Cap Growth                                            1             0           0            0              0        17,994*
                                     AEIS
--------------------------------------------------------------------------------------------------------------------------------
Tax-Exempt Bond                      None                --            --          --           --              0             0
--------------------------------------------------------------------------------------------------------------------------------
Tax-Exempt High Income               None                --            --          --           --              0             0
--------------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING DECEMBER 31
--------------------------------------------------------------------------------------------------------------------------------
Tax-Exempt Money Market              None                --            --          --            0              0            --
--------------------------------------------------------------------------------------------------------------------------------





      * Represents brokerage clearing fees.
    (1) American Enterprise Investment Services, Inc., a wholly-owned subsidiary of Ameriprise Financial.



    (2) Affiliate of American Century, a subadviser.


    (3) Affiliate of Goldman Sachs Asset Management, L.P., a subadviser.




    (4) Affiliate of GAMCO Investors, Inc. a former subadviser, terminated Sept. 29, 2006.


    (5) Affiliate of Royce & Associates, LLC., a former subadviser, terminated April 24, 2006.


    (6) Affiliate of Third Avenue Management, LLC., a former subadviser, terminated March 15, 2004.


    (7) Affiliate of AllianceBernstein, a subadviser.


    (a) For the period from March 4, 2004 (when shares became publicly available) to Jan. 31, 2005.
    (b) For the period from May 18, 2006 (when shares became publicly available) to April 30, 2007.
    (c) For the period from Feb. 16, 2006 (when shares became publicly available) to May 31, 2006.
    (d) For the period from May 18, 2006 (when shares became publicly available) to July 31, 2006.

    (e) For the period from Feb. 16, 2006 (when shares became publicly available) to July 31, 2006.

    (f) The fund changed its fiscal year end in 2006 from June 30 to Aug. 31. For 2006, the information shown is for the period from July 1, 2005 through Aug. 31, 2006. For years prior to 2006, the fiscal period ended on June 30.

    (g) For the period from May 17, 2007 (when shares became publicly available) to Sept. 30, 2007.

    (h) For the period from June 15, 2006 (when the Fund became available) to Oct. 31, 2006.



Statement of Additional Information - Dec. 28, 2007                      Page 53

    (i) For the period from May 18, 2006 (when shares became publicly available) to Oct. 31, 2006.

    (j) For the period from Feb. 16, 2006 (when shares became publicly available) to Oct. 31, 2006.

VALUING FUND SHARES

As of the end of the most recent fiscal period, the computation of net asset value was based on net assets divided by shares outstanding as shown in the following table. The table is organized by fiscal year end. You can find your fund's fiscal year end in Table 1.

                          TABLE 8. VALUING FUND SHARES


FUND                                             NET ASSETS     SHARES OUTSTANDING   NET ASSET VALUE OF ONE SHARE
-----------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING JANUARY 31
-----------------------------------------------------------------------------------------------------------------
Portfolio Builder Aggressive
     Class A                                   $  400,073,034         32,781,390                $12.20
     Class B                                       98,479,846          8,131,609                 12.11
     Class C                                       12,215,638          1,011,229                 12.08
     Class R4(a)                                       76,765              6,275                 12.23
-----------------------------------------------------------------------------------------------------------------
Portfolio Builder Conservative
     Class A                                       82,673,511          7,926,810                 10.43
     Class B                                       35,957,945          3,458,347                 10.40
     Class C                                        5,208,785            500,413                 10.41
     Class R4(a)                                       23,731              2,296                 10.34
-----------------------------------------------------------------------------------------------------------------
Portfolio Builder Moderate
     Class A                                      600,269,888         52,846,837                 11.36
     Class B                                      188,670,967         16,679,954                 11.31
     Class C                                       27,189,749          2,401,836                 11.32
     Class R4(a)                                      111,556              9,835                 11.34
-----------------------------------------------------------------------------------------------------------------
Portfolio Builder Moderate Aggressive
     Class A                                      801,243,094         68,285,569                 11.73
     Class B                                      202,093,816         17,295,309                 11.68
     Class C                                       25,618,875          2,193,231                 11.68
     Class R4(a)                                      339,106             28,867                 11.75
-----------------------------------------------------------------------------------------------------------------
Portfolio Builder Moderate Conservative
     Class A                                      197,884,478         18,243,067                 10.85
     Class B                                       70,978,040          6,562,786                 10.82
     Class C                                       12,991,707          1,200,747                 10.82
     Class R4(a)                                       28,252              2,615                 10.80
-----------------------------------------------------------------------------------------------------------------
Portfolio Builder Total Equity
     Class A                                      364,207,385         28,873,885                 12.61
     Class B                                       91,174,410          7,283,997                 12.52
     Class C                                       11,361,042            909,754                 12.49
     Class R4(a)                                      194,364             15,365                 12.65
-----------------------------------------------------------------------------------------------------------------
S&P 500 Index
     Class D                                       57,268,626         10,342,190                  5.54
     Class E                                      241,190,686         43,377,282                  5.56
-----------------------------------------------------------------------------------------------------------------
Small Company Index
     Class A                                      834,954,281         99,373,376                  8.40
     Class B                                      229,997,889         30,755,493                  7.48
     Class R4(a)                                   10,300,727          1,199,527                  8.59
-----------------------------------------------------------------------------------------------------------------


Statement of Additional Information - Dec. 28, 2007                      Page 54

FUND                                             NET ASSETS     SHARES OUTSTANDING   NET ASSET VALUE OF ONE SHARE
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING MARCH 31
-----------------------------------------------------------------------------------------------------------------
Equity Value
     Class A                                   $1,038,420,343         77,344,252                $13.43
     Class B                                      185,258,605         13,764,180                 13.46
     Class C                                        6,274,898            470,398                 13.34
     Class I                                           14,387              1,070                 13.45
     Class R2                                           5,024                374                 13.43
     Class R3                                           5,024                374                 13.43
     Class R4(a)                                   11,834,082            880,545                 13.44
     Class R5                                           5,024                374                 13.43
     Class W                                            5,102                380                 13.43
-----------------------------------------------------------------------------------------------------------------
Precious Metals and Mining
     Class A                                       97,644,562          6,936,869                 14.08
     Class B                                       17,659,188          1,336,794                 13.21
     Class C                                        1,801,852            137,792                 13.08
     Class I                                           14,068                989                 14.22
     Class R4(a)                                       90,369              6,356                 14.22
-----------------------------------------------------------------------------------------------------------------
Small Cap Advantage
     Class A                                      441,693,595         73,720,330                  5.99
     Class B                                      129,336,345         23,611,177                  5.48
     Class C                                        8,769,589          1,600,573                  5.48
     Class I                                            9,161              1,484                  6.17
     Class R2                                           4,138                679                  6.09
     Class R3                                           4,143                679                  6.10
     Class R4(a)                                      407,304             66,765                  6.10
     Class R5                                           4,149                679                  6.11
-----------------------------------------------------------------------------------------------------------------
Small Cap Growth
     Class A                                      113,612,985         22,851,570                  4.97
     Class B                                       43,605,178          9,235,700                  4.72
     Class C                                        4,604,901            974,784                  4.72
     Class I                                       51,300,183         10,105,257                  5.08
     Class R2                                           4,770                951                  5.02
     Class R3                                           4,771                951                  5.02
     Class R4(a)                                      270,967             53,975                  5.02
     Class R5                                           4,779                951                  5.03
-----------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING APRIL 30
-----------------------------------------------------------------------------------------------------------------
Retirement Plus 2010
     Class A                                          570,807             52,343                 10.91
     Class R2                                           5,101                468                 10.90
     Class R3                                           5,102                468                 10.90
     Class R4                                           5,103                468                 10.90
     Class R5                                           5,103                468                 10.90
     Class Y                                       17,027,528          1,561,292                 10.91
-----------------------------------------------------------------------------------------------------------------
Retirement Plus 2015
     Class A                                        1,558,139            141,208                 11.03
     Class R2                                           5,124                465                 11.02
     Class R3                                           5,128                465                 11.03
     Class R4                                           5,133                465                 11.04
     Class R5                                           5,137                465                 11.05
     Class Y                                       24,335,322          2,202,953                 11.05
-----------------------------------------------------------------------------------------------------------------
Retirement Plus 2020
     Class A                                        1,811,990            163,746                 11.07
     Class R2                                           5,138                464                 11.07
     Class R3                                           5,142                464                 11.08
     Class R4                                           5,147                464                 11.09
     Class R5                                           5,152                464                 11.10
     Class Y                                       36,822,853          3,319,542                 11.09

-----------------------------------------------------------------------------------------------------------------


Statement of Additional Information - Dec. 28, 2007                      Page 55

FUND                                             NET ASSETS     SHARES OUTSTANDING   NET ASSET VALUE OF ONE SHARE
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
Retirement Plus 2025
     Class A                                   $    1,626,912            146,790                $11.08
     Class R2                                           5,166                466                 11.09
     Class R3                                           5,171                466                 11.10
     Class R4                                           5,168                465                 11.11
     Class R5                                           5,173                465                 11.12
     Class Y                                       36,511,597          3,284,899                 11.11
-----------------------------------------------------------------------------------------------------------------
Retirement Plus 2030
     Class A                                        1,234,023            110,886                 11.13
     Class R2                                           5,159                464                 11.12
     Class R3                                           5,164                464                 11.13
     Class R4                                           5,169                464                 11.14
     Class R5                                           5,173                464                 11.15
     Class Y                                       34,804,136          3,120,579                 11.15
-----------------------------------------------------------------------------------------------------------------
Retirement Plus 2035
     Class A                                          856,259             77,424                 11.06
     Class R2                                           5,163                467                 11.06
     Class R3                                           5,168                467                 11.07
     Class R4                                           5,173                467                 11.08
     Class R5                                           5,177                467                 11.09
     Class Y                                       20,424,143          1,842,764                 11.08
-----------------------------------------------------------------------------------------------------------------
Retirement Plus 2040
     Class A                                          408,307             36,765                 11.11
     Class R2                                           5,152                464                 11.10
     Class R3                                           5,157                464                 11.11
     Class R4                                           5,161                464                 11.12
     Class R5                                           5,166                464                 11.13
     Class Y                                       26,163,420          2,350,709                 11.13
-----------------------------------------------------------------------------------------------------------------
Retirement Plus 2045
     Class A                                          449,557             40,512                 11.10
     Class R2                                           5,165                466                 11.08
     Class R3                                           5,170                466                 11.09
     Class R4                                           5,174                466                 11.10
     Class R5                                           5,179                466                 11.11
     Class Y                                        6,194,498            557,075                 11.12
-----------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING MAY 31
-----------------------------------------------------------------------------------------------------------------
Aggressive Growth
     Class A                                      399,711,131         40,595,431                  9.85
     Class B                                       97,376,249         10,200,166                  9.55
     Class C                                        1,777,567            186,186                  9.55
     Class I                                       98,651,692          9,896,891                  9.97
     Class R2                                           5,658                572                  9.89
     Class R3                                           5,665                572                  9.90
     Class R4(a)                                       90,912              9,173                  9.91
     Class R5                                           5,679                572                  9.93
-----------------------------------------------------------------------------------------------------------------
Fundamental Growth
     Class A                                       18,943,663          2,707,778                  7.00
     Class B                                        5,745,289            848,868                  6.77
     Class C                                          758,297            111,896                  6.78
     Class I                                      212,413,837         29,927,715                  7.10
     Class R4(a)                                       48,276              6,836                  7.06
-----------------------------------------------------------------------------------------------------------------
Fundamental Value
     Class A                                      822,766,661        117,196,079                  7.02
     Class B                                      257,797,220         37,969,190                  6.79
     Class C                                       19,629,840          2,880,002                  6.82
     Class I                                       90,894,421         12,814,095                  7.09
     Class R4(a)                                    1,044,983            148,002                  7.06
-----------------------------------------------------------------------------------------------------------------


Statement of Additional Information - Dec. 28, 2007                      Page 56

FUND                                             NET ASSETS     SHARES OUTSTANDING   NET ASSET VALUE OF ONE SHARE
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
High Yield Bond
     Class A                                   $1,462,714,531        484,680,021                $ 3.02
     Class B                                      320,767,041        106,329,088                  3.02
     Class C                                       25,659,465          8,557,601                  3.00
     Class I                                       97,100,427         32,190,847                  3.02
     Class R2                                           5,120              1,695                  3.02
     Class R3                                           5,119              1,695                  3.02
     Class R4(a)                                    1,252,245            415,365                  3.01
     Class R5                                           5,120              1,695                  3.02
     Class W                                       30,060,498         10,016,119                  3.00
-----------------------------------------------------------------------------------------------------------------
Income Builder Basic Income
     Class A                                      197,480,474         18,306,514                 10.79
     Class B                                       33,369,169          3,098,661                 10.77
     Class C                                        8,088,151            750,276                 10.78
     Class R4(a)                                      106,546              9,868                 10.80
-----------------------------------------------------------------------------------------------------------------
Income Builder Enhanced Income
     Class A                                      266,493,709         24,047,577                 11.08
     Class B                                       38,769,941          3,502,670                 11.07
     Class C                                       10,729,906            969,089                 11.07
     Class R4(a)                                       39,068              3,524                 11.09
-----------------------------------------------------------------------------------------------------------------
Income Builder Moderate Income
     Class A                                      458,497,113         41,715,177                 10.99
     Class B                                       68,996,638          6,291,731                 10.97
     Class C                                       15,332,314          1,396,682                 10.98
     Class R4(a)                                       19,870              1,806                 11.00
-----------------------------------------------------------------------------------------------------------------
Select Value
     Class A                                      448,392,699         75,595,343                  5.93
     Class B                                      125,804,793         22,107,427                  5.69
     Class C                                        8,953,531          1,574,251                  5.69
     Class I                                       30,305,964          5,025,259                  6.03
     Class R4(a)                                       95,049             15,886                  5.98
-----------------------------------------------------------------------------------------------------------------
Short Duration U.S. Government
     Class A                                      513,555,337        108,496,677                  4.73
     Class B                                      216,252,753         45,676,904                  4.73
     Class C                                       10,269,796          2,169,685                  4.73
     Class I                                       54,815,256         11,563,982                  4.74
     Class R4(a)                                    3,856,258            814,685                  4.73
     Class W                                            4,980              1,053                  4.73
-----------------------------------------------------------------------------------------------------------------
Small Cap Equity
     Class A                                      274,668,755         40,475,947                  6.79
     Class B                                       43,661,999          6,746,392                  6.47
     Class C                                        3,367,966            521,089                  6.46
     Class I                                           11,768              1,724                  6.83
     Class R4(a)                                    4,055,830            590,525                  6.87
-----------------------------------------------------------------------------------------------------------------
Small Cap Value
     Class A                                      682,266,694        104,074,892                  6.56
     Class B                                      260,475,063         41,623,621                  6.26
     Class C                                       18,231,415          2,907,017                  6.27
     Class I                                       26,529,768          3,966,668                  6.69
     Class R2                                           4,526                685                  6.61
     Class R3                                           4,532                685                  6.62
     Class R4(a)                                      349,188             52,748                  6.62
     Class R5                                           4,543                685                  6.63
-----------------------------------------------------------------------------------------------------------------


Statement of Additional Information - Dec. 28, 2007                      Page 57

FUND                                             NET ASSETS     SHARES OUTSTANDING   NET ASSET VALUE OF ONE SHARE
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
U.S. Government Mortgage
     Class A                                   $  110,626,774         22,121,800                $ 5.00
     Class B                                       44,391,082          8,873,574                  5.00
     Class C                                        4,878,851            975,139                  5.00
     Class I                                      207,377,398         41,508,753                  5.00
     Class R4(a)                                   39,842,143          7,972,479                  5.00
-----------------------------------------------------------------------------------------------------------------
Value
     Class A                                      211,688,779         37,389,078                  5.66
     Class B                                       88,890,354         16,146,970                  5.51
     Class C                                        6,587,937          1,193,612                  5.52
     Class I                                       60,205,362         10,545,615                  5.71
     Class R4(a)                                      126,927             22,309                  5.69
-----------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING JUNE 30
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
Dividend Opportunity
     Class A                                    1,452,870,794        150,496,501                  9.65
     Class B                                      303,235,001         31,632,609                  9.59
     Class C                                       25,821,807          2,697,582                  9.57
     Class I                                      241,944,888         25,013,097                  9.67
     Class R4(a)                                    1,327,869            137,249                  9.67
     Class W                                            5,493                568                  9.67
-----------------------------------------------------------------------------------------------------------------
Real Estate
     Class A                                      146,543,348          9,256,921                 15.83
     Class B                                       29,348,848          1,867,016                 15.72
     Class C                                        2,336,410            148,656                 15.72
     Class I                                       94,663,945          5,966,761                 15.87
     Class R4(a)                                      189,682             12,014                 15.79
     Class W                                            4,340                275                 15.78
-----------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING JULY 31
-----------------------------------------------------------------------------------------------------------------
Cash Management
     Class A                                    4,662,135,661      4,661,926,326                  1.00
     Class B                                       75,691,552         75,887,752                  1.00
     Class C                                        3,601,400          3,602,252                  1.00
     Class I                                       49,244,173         49,241,684                  1.00
     Class R5                                           4,999              5,000                  1.00
     Class W                                      120,154,895        120,156,352                  1.00
     Class Y                                       43,544,377         43,630,241                  1.00
-----------------------------------------------------------------------------------------------------------------
Core Bond
     Class A                                       39,913,930          4,212,416                  9.48
     Class B                                       10,154,475          1,070,928                  9.48
     Class C                                          587,688             61,965                  9.48
     Class I                                      259,104,810         27,376,402                  9.46
     Class R2                                           4,912                518                  9.48
     Class R3                                           4,912                518                  9.48
     Class R4(a)                                        9,474              1,000                  9.47
     Class R5                                           4,912                518                  9.48
     Class W                                            4,889                516                  9.47
-----------------------------------------------------------------------------------------------------------------
Disciplined Equity
     Class A                                    1,410,073,147        195,317,511                  7.22
     Class B                                       62,090,519          8,724,783                  7.12
     Class C                                        3,322,979            467,585                  7.11
     Class I                                      441,406,784         60,689,061                  7.27
     Class R2                                           4,763                661                  7.21
     Class R3                                           4,770                661                  7.22
     Class R4(a)                                  157,584,051         21,739,173                  7.25
     Class R5                                           4,783                661                  7.24
     Class W                                      744,887,615        103,164,030                  7.22
-----------------------------------------------------------------------------------------------------------------


Statement of Additional Information - Dec. 28, 2007                      Page 58

FUND                                             NET ASSETS     SHARES OUTSTANDING   NET ASSET VALUE OF ONE SHARE
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
Disciplined Small and Mid Cap Equity
     Class A                                   $   18,372,667          1,924,399                $ 9.55
     Class B                                        1,365,013            144,191                  9.47
     Class C                                          183,734             19,407                  9.47
     Class I                                       38,785,276          4,051,418                  9.57
     Class R4(a)                                       15,157              1,586                  9.56
     Class W                                       57,063,032          5,979,419                  9.54
-----------------------------------------------------------------------------------------------------------------
Disciplined Small Cap Value
     Class A                                       13,618,506          1,361,629                 10.00
     Class B                                          551,233             55,679                  9.90
     Class C                                           46,126              4,657                  9.90
     Class I                                       25,166,988          2,509,791                 10.03
     Class R2                                           4,536                455                  9.97
     Class R3                                           4,544                455                  9.99
     Class R4(a)                                       10,004              1,000                 10.00
     Class R5                                           4,557                455                 10.02
-----------------------------------------------------------------------------------------------------------------
Floating Rate
     Class A                                      426,098,639         43,927,296                  9.70
     Class B                                       48,127,927          4,961,642                  9.70
     Class C                                       23,742,707          2,447,587                  9.70
     Class I                                      186,030,163         19,185,525                  9.70
     Class R4(a)                                      294,089             30,330                  9.70
     Class W                                            4,822                497                  9.70
-----------------------------------------------------------------------------------------------------------------
Growth
     Class A                                    2,392,774,288         73,100,079                 32.73
     Class B                                      369,487,313         12,401,019                 29.79
     Class C                                       20,332,352            682,923                 29.77
     Class I                                      298,304,650          8,893,003                 33.54
     Class R2                                           5,135                155                 33.13
     Class R3                                           5,143                155                 33.18
     Class R4(a)                                  145,831,935          4,373,779                 33.34
     Class R5                                           5,159                155                 33.28
     Class W                                            5,214                157                 33.21
-----------------------------------------------------------------------------------------------------------------
Income Opportunities
     Class A                                      177,438,822         17,763,829                  9.99
     Class B                                       43,356,468          4,342,532                  9.98
     Class C                                        4,788,510            479,660                  9.98
     Class I                                       85,512,402          8,550,686                 10.00
     Class R4(a)                                      152,957             15,307                  9.99
-----------------------------------------------------------------------------------------------------------------
Inflation Protected Securities
     Class A                                       65,959,818          6,807,001                  9.69
     Class B                                       16,143,740          1,666,752                  9.69
     Class C                                        1,784,275            184,194                  9.69
     Class I                                      310,160,205         32,014,702                  9.69
     Class R4(a)                                        9,661              1,000                  9.66
     Class W                                            4,932                509                  9.69
-----------------------------------------------------------------------------------------------------------------
Large Cap Equity
     Class A                                    5,038,950,020        833,522,641                  6.05
     Class B                                      833,234,754        140,889,101                  5.91
     Class C                                       31,622,901          5,341,167                  5.92
     Class I                                       67,937,053         11,159,673                  6.09
     Class R2                                           5,001                822                  6.08
     Class R3                                           5,009                822                  6.09
     Class R4(a)                                  330,120,266         53,887,010                  6.13
     Class R5                                      25,375,778          4,153,053                  6.11
-----------------------------------------------------------------------------------------------------------------


Statement of Additional Information - Dec. 28, 2007                      Page 59

FUND                                             NET ASSETS     SHARES OUTSTANDING   NET ASSET VALUE OF ONE SHARE
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
Large Cap Value
     Class A                                   $   62,421,177         10,928,420                $ 5.71
     Class B                                       15,116,287          2,672,256                  5.66
     Class C                                        1,041,705            184,547                  5.64
     Class I                                       16,865,439          2,934,662                  5.75
     Class R2                                           4,345                763                  5.69
     Class R3                                           4,352                763                  5.70
     Class R4(a)                                       37,830              6,589                  5.74
     Class R5                                           4,364                763                  5.72
-----------------------------------------------------------------------------------------------------------------
Limited Duration Bond
     Class A                                       61,546,982          6,425,229                  9.58
     Class B                                        9,671,171          1,009,974                  9.58
     Class C                                        1,598,714            167,013                  9.57
     Class I                                       78,906,235          8,234,187                  9.58
     Class R4(a)                                        9,580              1,000                  9.58
     Class W                                            4,907                512                  9.58
-----------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING AUGUST 31
-----------------------------------------------------------------------------------------------------------------
California Tax-Exempt
     Class A                                      164,203,362         32,628,583                  5.03
     Class B                                        6,098,994          1,212,728                  5.03
     Class C                                        1,892,236            375,541                  5.04
-----------------------------------------------------------------------------------------------------------------
Diversified Bond
     Class A                                    1,936,988,090        402,638,195                  4.81
     Class B                                      303,507,236         63,093,643                  4.81
     Class C                                       16,840,412          3,499,861                  4.81
     Class I                                      386,010,354         80,134,097                  4.82
     Class R2                                           4,993              1,040                  4.80
     Class R3                                           4,993              1,040                  4.80
     Class R4(a)                                   77,835,688         16,200,659                  4.80
     Class R5                                           4,993              1,040                  4.80
     Class W                                      223,104,264         46,359,028                  4.81
-----------------------------------------------------------------------------------------------------------------
Massachusetts Tax-Exempt
     Class A                                       40,717,606          7,820,119                  5.21
     Class B                                        5,814,908          1,116,878                  5.21
     Class C                                          544,269            104,584                  5.20
-----------------------------------------------------------------------------------------------------------------
Michigan Tax-Exempt
     Class A                                       37,592,746          7,275,112                  5.17
     Class B                                        1,227,309            237,390                  5.17
     Class C                                        1,036,661            200,598                  5.17
-----------------------------------------------------------------------------------------------------------------
Minnesota Tax-Exempt
     Class A                                      287,817,910         55,944,378                  5.14
     Class B                                       19,653,652          3,819,066                  5.15
     Class C                                        7,032,169          1,366,714                  5.15
-----------------------------------------------------------------------------------------------------------------
New York Tax-Exempt
     Class A                                       58,346,141         11,846,759                  4.93
     Class B                                        4,552,447            924,299                  4.93
     Class C                                          792,261            160,882                  4.92
-----------------------------------------------------------------------------------------------------------------
Ohio Tax-Exempt
     Class A                                       37,930,078          7,353,281                  5.16
     Class B                                        3,179,195            616,144                  5.16
     Class C                                          946,879            183,489                  5.16
-----------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING SEPTEMBER 30
-----------------------------------------------------------------------------------------------------------------
Balanced
     Class A                                      928,530,399         80,993,116                 11.46
     Class B                                       51,600,913          4,530,330                 11.39
     Class C                                        5,095,786            447,856                 11.38
     Class R4(a)                                   66,243,594          5,777,310                 11.47
-----------------------------------------------------------------------------------------------------------------


Statement of Additional Information - Dec. 28, 2007                      Page 60

FUND                                             NET ASSETS     SHARES OUTSTANDING   NET ASSET VALUE OF ONE SHARE
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
Disciplined Large Cap Growth
     Class A                                   $    4,279,021            413,231                $10.36
     Class B                                          326,632             31,617                 10.33
     Class C                                           31,221              3,023                 10.33
     Class I                                       76,002,552          7,326,008                 10.37
     Class R2                                          10,341              1,000                 10.34
     Class R3                                          10,351              1,000                 10.35
     Class R4                                          10,361              1,000                 10.36
     Class R5                                          10,371              1,000                 10.37
-----------------------------------------------------------------------------------------------------------------
Diversified Equity Income
     Class A                                    6,501,873,578        453,432,458                 14.34
     Class B                                    1,113,206,377         77,559,340                 14.35
     Class C                                      113,516,275          7,925,624                 14.32
     Class I                                      131,741,947          9,192,333                 14.33
     Class R2                                          30,353              2,118                 14.33
     Class R3                                     118,360,158          8,262,415                 14.33
     Class R4(a)                                  209,638,131         14,606,415                 14.35
     Class R5                                       9,908,675            690,653                 14.35
     Class W                                            5,179                361                 14.35
-----------------------------------------------------------------------------------------------------------------
Mid Cap Value
     Class A                                    2,025,925,988        199,669,660                 10.15
     Class B                                      306,040,101         31,110,273                  9.84
     Class C                                       41,928,292          4,260,232                  9.84
     Class I                                       29,272,035          2,842,058                 10.30
     Class R2                                         286,713             28,176                 10.18
     Class R3                                       1,378,297            135,282                 10.19
     Class R4(a)                                  157,136,066         15,373,885                 10.22
     Class R5                                          11,647              1,138                 10.23
     Class W                                            5,162                506                 10.20
-----------------------------------------------------------------------------------------------------------------
Strategic Allocation
     Class A                                    1,871,507,235        150,019,394                 12.48
     Class B                                      243,036,227         19,659,018                 12.36
     Class C                                       66,994,896          5,441,062                 12.31
     Class I                                            5,413                434                 12.47
     Class R2                                           5,412                434                 12.47
     Class R3                                           5,412                434                 12.47
     Class R4(a)                                   16,864,439          1,351,237                 12.48
     Class R5                                           5,413                434                 12.47
-----------------------------------------------------------------------------------------------------------------
Strategic Income Allocation
     Class A                                      111,724,275         11,351,342                  9.84
     Class B                                        7,178,608            729,232                  9.84
     Class C                                        2,293,610            233,160                  9.84
-----------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING OCTOBER 31
-----------------------------------------------------------------------------------------------------------------
Absolute Return Currency and Income
     Class A                                        8,851,115            836,275                 10.58
     Class B                                           10,579              1,000                 10.58
     Class C                                          220,172             20,826                 10.57
     Class I                                      121,969,554         11,515,491                 10.59
     Class R4(a)                                       39,493              3,733                 10.58
     Class R5                                           9,975                942                 10.59
     Class W                                            5,225                494                 10.58
-----------------------------------------------------------------------------------------------------------------
Disciplined International Equity
     Class A                                       24,837,580          1,902,011                 13.06
     Class B                                        3,157,442            244,323                 12.92
     Class C                                          429,891             33,261                 12.92
     Class I                                      194,854,106         14,868,382                 13.11
     Class R4(a)                                       67,798              5,187                 13.07
     Class W                                      425,588,491         32,615,585                 13.05
-----------------------------------------------------------------------------------------------------------------



Statement of Additional Information - Dec. 28, 2007                      Page 61

FUND                                             NET ASSETS     SHARES OUTSTANDING   NET ASSET VALUE OF ONE SHARE
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
Emerging Markets
     Class A                                   $  661,299,345         44,103,831                $14.99
     Class B                                       93,786,732          6,829,153                 13.73
     Class C                                        7,684,286            557,662                 13.78
     Class I                                       55,502,715          3,609,584                 15.38
     Class R4(a)                                    2,303,639            150,378                 15.32
-----------------------------------------------------------------------------------------------------------------
Emerging Markets Bond
     Class A                                        4,674,402            442,408                 10.57
     Class B                                        1,147,001            108,670                 10.55
     Class C                                          169,420             16,069                 10.54
     Class I                                      147,109,195         13,923,740                 10.57
     Class R4(a)                                       16,211              1,535                 10.56
     Class W                                       37,920,838          3,593,104                 10.55
-----------------------------------------------------------------------------------------------------------------
European Equity
     Class A                                      114,599,774         16,783,815                  6.83
     Class B                                       30,143,346          4,481,982                  6.73
     Class C                                        2,137,525            318,334                  6.71
     Class I                                           19,591              2,865                  6.84
     Class R4(a)                                       45,251              6,611                  6.84
-----------------------------------------------------------------------------------------------------------------
Global Bond
     Class A                                      258,702,627         37,571,540                  6.89
     Class B                                       46,947,863          6,745,575                  6.96
     Class C                                        2,541,238            367,669                  6.91
     Class I                                      157,401,057         22,911,568                  6.87
     Class R4(a)                                      112,309             16,311                  6.89
     Class W                                       54,191,186          7,877,974                  6.88
-----------------------------------------------------------------------------------------------------------------
Global Equity
     Class A                                      736,862,352         76,651,956                  9.61
     Class B                                      103,845,698         11,509,285                  9.02
     Class C                                        8,245,080            922,827                  8.93
     Class R2                                           6,099                634                  9.62
     Class R3                                           6,115                634                  9.65
     Class R4(a)                                    9,828,003          1,013,137                  9.70
     Class R5                                           6,141                634                  9.69
     Class W                                            6,170                639                  9.66
-----------------------------------------------------------------------------------------------------------------
Global Technology
     Class A                                      138,622,786         45,570,117                  3.04
     Class B                                       42,629,517         16,336,743                  2.61
     Class C                                        4,011,851          1,532,650                  2.62
     Class I                                           18,312              5,882                  3.11
     Class R4(a)                                      170,593             55,549                  3.07
-----------------------------------------------------------------------------------------------------------------
International Aggressive Growth
     Class A                                      417,563,101         39,611,599                 10.54
     Class B                                       75,005,561          7,389,114                 10.15
     Class C                                        6,676,027            658,369                 10.14
     Class I                                      267,435,627         25,036,721                 10.68
     Class R4(a)                                    1,477,368            139,275                 10.61
-----------------------------------------------------------------------------------------------------------------
International Equity
     Class A                                      111,810,986         12,398,027                  9.02
     Class B                                       23,995,810          2,709,020                  8.86
     Class C                                        1,942,169            219,239                  8.86
     Class I                                       81,045,750          8,932,533                  9.07
     Class R4(a)                                      145,191             16,093                  9.02
-----------------------------------------------------------------------------------------------------------------



Statement of Additional Information - Dec. 28, 2007                      Page 62

FUND                                             NET ASSETS     SHARES OUTSTANDING   NET ASSET VALUE OF ONE SHARE
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
International Opportunity
     Class A                                   $  519,709,972         43,914,825                $11.83
     Class B                                       72,155,141          6,271,965                 11.50
     Class C                                        3,848,136            337,985                 11.39
     Class I                                      130,555,776         10,908,936                 11.97
     Class R2                                           5,943                496                 11.98
     Class R3                                           5,956                496                 12.01
     Class R4(a)                                      476,566             39,523                 12.06
     Class R5                                           5,982                496                 12.06
-----------------------------------------------------------------------------------------------------------------
International Select Value
     Class A                                    2,032,189,431        167,447,483                 12.14
     Class B                                      394,630,501         33,755,932                 11.69
     Class C                                       37,691,348          3,232,845                 11.66
     Class I                                      196,111,461         15,945,372                 12.30
     Class R4(a)                                    2,167,486            177,221                 12.23
-----------------------------------------------------------------------------------------------------------------
International Small Cap
     Class A                                       91,276,459          8,872,852                 10.29
     Class B                                       19,354,835          1,942,949                  9.96
     Class C                                        1,416,525            142,107                  9.97
     Class I                                       26,099,152          2,507,090                 10.41
     Class R4(a)                                      167,116             16,136                 10.36
-----------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING NOVEMBER 30
-----------------------------------------------------------------------------------------------------------------
Intermediate Tax-Exempt
     Class A                                       79,222,404         14,870,237                  5.33
     Class B                                       10,105,406          1,898,265                  5.32
     Class C                                        3,889,860            730,718                  5.32
-----------------------------------------------------------------------------------------------------------------
Mid Cap Growth
     Class A                                    1,092,797,106         75,865,923                 14.40
     Class B                                      207,104,427         15,809,072                 13.10
     Class C                                        8,971,125            684,902                 13.10
     Class I                                            5,584                379                 14.73
     Class R4(a)                                   28,734,870          1,966,443                 14.61
-----------------------------------------------------------------------------------------------------------------
Tax-Exempt Bond
     Class A                                      788,062,658        202,199,047                  3.90
     Class B                                       42,861,116         10,998,990                  3.90
     Class C                                        6,544,550          1,678,589                  3.90
-----------------------------------------------------------------------------------------------------------------
Tax-Exempt High Income
     Class A                                    3,042,227,492        684,487,152                  4.44
     Class B                                      126,941,031         28,569,339                  4.44
     Class C                                       17,942,164          4,035,449                  4.45
-----------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING DECEMBER 31
-----------------------------------------------------------------------------------------------------------------
Tax-Exempt Money Market                           117,705,960        117,733,876                  1.00
-----------------------------------------------------------------------------------------------------------------





   (a) Effective Dec. 11, 2006, Class Y was renamed Class R4.

FOR FUNDS OTHER THAN MONEY MARKET FUNDS. In determining net assets before shareholder transactions, a fund's securities are valued as follows as of the close of business of the New York Stock Exchange (the Exchange):

    - Securities traded on a securities exchange for which a last-quoted sales price is readily available are valued at the last-quoted sales price on the exchange where such security is primarily traded.

    - Securities traded on a securities exchange for which a last-quoted sales price is not readily available are valued at the mean of the closing bid and asked prices, looking first to the bid and asked prices on the exchange where the security is primarily traded and, if none exist, to the over-the-counter market.

    - Securities included in the NASDAQ National Market System are valued at the last-quoted sales price in this market.



Statement of Additional Information - Dec. 28, 2007                      Page 63

    - Securities included in the NASDAQ National Market System for which a last-quoted sales price is not readily available, and other securities traded over-the-counter but not included in the NASDAQ National Market System are valued at the mean of the closing bid and asked prices.

    - Futures and options traded on major exchanges are valued at the last-quoted sales price on their primary exchange.

    - Foreign securities traded outside the United States are generally valued as of the time their trading is complete, which is usually different from the close of the Exchange. Foreign securities quoted in foreign currencies are translated into U.S. dollars utilizing spot exchange rates at the close of regular trading on the NYSE.

    - Occasionally, events affecting the value of securities occur between the time the primary market on which the securities are traded closes and the close of the Exchange. If events materially affect the value of securities, the securities will be valued at their fair value according to procedures decided upon in good faith by the Board. This occurs most commonly with foreign securities, but may occur in other cases. The fair value of a security is likely to be different from the quoted or published price.

    - Short-term securities maturing more than 60 days from the valuation date are valued at the readily available market price or approximate market value based on current interest rates. Short-term securities maturing in 60 days or less that originally had maturities of more than 60 days at acquisition date are valued at amortized cost using the market value on the 61st day before maturity. Short-term securities maturing in 60 days or less at acquisition date are valued at amortized cost. Amortized cost is an approximation of market value determined by systematically increasing the carrying value of a security if acquired at a discount, or reducing the carrying value if acquired at a premium, so that the carrying value is equal to maturity value on the maturity date.

    - Securities without a readily available market price and securities for which the price quotations or valuations received from other sources are deemed unreliable or not reflective of market value are valued at fair value as determined in good faith by the Board. The Board is responsible for selecting methods it believes provide fair value.

    - When possible, bonds are valued by a pricing service independent from the funds. If a valuation of a bond is not available from a pricing service, the bond will be valued by a dealer knowledgeable about the bond if such a dealer is available.

The assets of funds-of-funds consist primarily of shares of the underlying funds, which are valued at their NAVs. Other securities held by funds-of-funds are valued as described above.

FOR MONEY MARKET FUNDS. In accordance with Rule 2a-7 of the 1940 Act, all of the securities in the fund's portfolio are valued at amortized cost. The amortized cost method of valuation is an approximation of market value determined by systematically increasing the carrying value of a security if acquired at a discount, or reducing the carrying value if acquired at a premium, so that the carrying value is equal to maturity value on the maturity date. Amortized cost does not take into consideration unrealized capital gains or losses.

The Board has established procedures designed to stabilize the fund's price per share for purposes of sales and redemptions at $1, to the extent that it is reasonably possible to do so. These procedures include review of the fund's securities by the Board, at intervals deemed appropriate by it, to determine whether the fund's net asset value per share computed by using available market quotations deviates from a share value of $1 as computed using the amortized cost method. The Board must consider any deviation that appears and, if it exceeds 0.5%, it must determine what action, if any, needs to be taken. If the Board determines a deviation exists that may result in a material dilution of the holdings of current shareholders or investors, or in any other unfair consequences for shareholders, it must undertake remedial action that it deems necessary and appropriate. Such action may include withholding dividends, calculating net asset value per share for purposes of sales and redemptions using available market quotations, making redemptions in kind, and selling securities before maturity in order to realize capital gains or losses or to shorten average portfolio maturity.

While the amortized cost method provides certainty and consistency in portfolio valuation, it may result in valuations of securities that are either somewhat higher or lower than the prices at which the securities could be sold. This means that during times of declining interest rates the yield on the fund's shares may be higher than if valuations of securities were made based on actual market prices and estimates of market prices. Accordingly, if using the amortized cost method were to result in a lower portfolio value, a prospective investor in the fund would be able to obtain a somewhat higher yield than the investor would get if portfolio valuations were based on actual market values. Existing shareholders, on the other hand, would receive a somewhat lower yield than they would otherwise receive. The opposite would happen during a period of rising interest rates.



Statement of Additional Information - Dec. 28, 2007                      Page 64

PORTFOLIO HOLDINGS DISCLOSURE

Each fund's Board and the investment manager believe that the investment ideas of the investment manager with respect to management of a fund should benefit the fund and its shareholders, and do not want to afford speculators an opportunity to profit by anticipating fund trading strategies or by using fund portfolio holdings information for stock picking. However, each fund's Board also believes that knowledge of the fund's portfolio holdings can assist shareholders in monitoring their investments, making asset allocation decisions, and evaluating portfolio management techniques.

Each fund's Board has therefore adopted the investment manager's policies and approved the investment manager's procedures, including the investment manager's oversight of subadviser practices, relating to disclosure of the fund's portfolio securities. These policies and procedures are intended to protect the confidentiality of fund portfolio holdings information and generally prohibit the release of such information until such information is made public, unless such persons have been authorized to receive such information on a selective basis, as described below. It is the policy of the fund not to provide or permit others to provide holdings information on a selective basis, and the investment manager does not intend to selectively disclose holdings information or expect that such holdings information will be selectively disclosed, except where necessary for the fund's operation or where there are legitimate business purposes for doing so and, in any case, where conditions are met that are designed to protect the interests of the fund and its shareholders. Although the investment manager seeks to limit the selective disclosure of portfolio holdings information and such selective disclosure is monitored under the fund's compliance program for conformity with the policies and procedures, there can be no assurance that these policies will protect the fund from the potential misuse of holdings information by individuals or firms in possession of that information. Under no circumstances may the investment manager, its affiliates or any employee thereof receive any consideration or compensation for disclosing such holdings information.

A complete schedule of each fund's portfolio holdings is available semi-annually and annually in shareholder reports filed on Form N-CSR and, after the first and third fiscal quarters, in regulatory filings on Form N-Q. These shareholder reports and regulatory filings are filed with the SEC in accordance with federal securities laws and are generally available within sixty (60) days of the end of a fund's fiscal quarter, on the SEC's website. Once holdings information is filed with the SEC, it will also be posted on the funds' website (riversource.com/funds), and it may be mailed, e-mailed or otherwise transmitted to any person.


In addition, the investment manager makes publicly available information regarding a fund's top ten holdings (including name and percentage of a fund's assets invested in each such holding) and the percentage breakdown of a fund's investments by country, sector and industry, as applicable. This holdings information is generally made available through the website, marketing communications (including printed advertisements and sales literature), and/or telephone customer service centers that support the fund. This holdings information is generally as of a month-end and is not released until it is at least fifteen (15) days old.



From time to time, the investment manager may make partial or complete fund holdings information that is not publicly available on the website or otherwise available in advance of the time restrictions noted above (1) to its affiliated and unaffiliated service providers that require the information in the normal course of business in order to provide services to the fund (including, without limitation entities identified by name in the fund's prospectus or this SAI, such as custodians, auditors, subadvisers, financial printers (Cenveo, Inc., Vestek, Data Communique, Inc.), pricing services (including Reuters Pricing Service, FT Interactive Data Corporation, Bear Stearns Pricing Service, and Kenny S&P), proxy voting services (Institutional Shareholder Services), and companies that deliver or support systems that provide analytical or statistical information (including Factset Research Systems, Bloomberg, L.P.), (2) to facilitate the review and/or rating of the fund by ratings and rankings agencies (including Morningstar, Inc., Thomson Financial and Lipper Inc.), (3) entities that provide trading, research or other investment related services (including Citigroup, Lehman Brothers Holdings, Merrill Lynch & Co., and Morgan Stanley), and (4) fund intermediaries that include the funds in discretionary wrap or other investment programs that request such information in order to support the services provided to investors in the programs. In such situations, the information is released subject to confidentiality agreements, duties imposed under applicable policies and procedures (for example, applicable codes of ethics) designed to prevent the misuse of confidential information, general duties under applicable laws and regulations, or other such duties of confidentiality. In addition, the fund discloses holdings information as required by federal, state or international securities laws, and may disclose holdings information in response to requests by governmental authorities, or in connection with litigation or potential litigation, a restructuring of a holding, where such disclosure is necessary to participate or explore participation in a restructuring of the holding (e.g., as part of a bondholder group), or to the issuer of a holding, pursuant to a request of the issuer or any other party who is duly authorized by the issuer.


Each fund's Board has adopted the policies of the investment manager and approved the procedures Ameriprise Financial has established to ensure that the fund's holdings information is only disclosed in accordance with these policies. Before any


Statement of Additional Information - Dec. 28, 2007                      Page 65
selective disclosure of holdings information is permitted, the person seeking to disclose such holdings information must submit a written request to the Portfolio Holdings Committee ("PHC"). The PHC is comprised of members from the investment manager's General Counsel's Office, Compliance, and Communications. The PHC has been authorized by the fund's Board to perform an initial review of requests for disclosure of holdings information to evaluate whether there is a legitimate business purpose for selective disclosure, whether selective disclosure is in the best interests of a fund and its shareholders, to consider any potential conflicts of interest between the fund, the investment manager, and its affiliates, and to safeguard against improper use of holdings information. Factors considered in this analysis are whether the recipient has agreed to or has a duty to keep the holdings information confidential and whether risks have been mitigated such that the recipient has agreed or has a duty to use the holdings information only as necessary to effectuate the purpose for which selective disclosure was authorized, including a duty not to trade on such information. Before portfolio holdings may be selectively disclosed, requests approved by the PHC must also be authorized by a fund's Chief Compliance Officer or the fund's General Counsel. On at least an annual basis the PHC reviews the approved recipients of selective disclosure and, where appropriate, requires a resubmission of the request, in order to re-authorize any ongoing arrangements. These procedures are intended to be reasonably designed to protect the confidentiality of fund holdings information and to prohibit their release to individual investors, institutional investors, intermediaries that distribute the fund's shares, and other parties, until such holdings information is made public or unless such persons have been authorized to receive such holdings information on a selective basis, as set forth above.

Although the investment manager has set up these procedures to monitor and control selective disclosure of holdings information, there can be no assurance that these procedures will protect a fund from the potential misuse of holdings information by individuals or firms in possession of that information.

PROXY VOTING

GENERAL GUIDELINES, POLICIES AND PROCEDURES

The funds uphold a long tradition of supporting sound and principled corporate governance. For over 30 years, the Board, which consists of a majority of independent Board members, has determined policies and voted proxies. The funds' investment manager, RiverSource Investments, and the funds' administrator, Ameriprise Financial, provide support to the Board in connection with the proxy voting process.

GENERAL GUIDELINES

CORPORATE GOVERNANCE MATTERS -- The Board supports proxy proposals that it believes are tied to the interests of shareholders and votes against proxy proposals that appear to entrench management. For example:

    - The Board generally votes in favor of proposals for an independent chairman or, if the chairman is not independent, in favor of a lead independent director.

    - The Board supports annual election of all directors and proposals to eliminate classes of directors.

    - In a routine election of directors, the Board will generally vote with management's recommendations because the Board believes that management and nominating committees of independent directors are in the best position to know what qualifications are required of directors to form an effective board. However, the Board will generally vote against a nominee who has been assigned to the audit, compensation, or nominating committee if the nominee is not independent of management based on established criteria. The Board will also withhold support for any director who fails to attend 75% of meetings or has other activities that appear to interfere with his or her ability to commit sufficient attention to the company and, in general, will vote against nominees who are determined to have been involved in options backdating.

    - The Board generally supports proposals requiring director nominees to receive a majority of affirmative votes cast in order to be elected to the board, and opposes cumulative voting based on the view that each director elected should represent the interests of all shareholders.

    - Votes in a contested election of directors are evaluated on a case-by-case basis. In general, the Board believes that incumbent management and nominating committees, with access to more and better information, are in the best position to make strategic business decisions. However, the Board will consider an opposing slate if it makes a compelling business case for leading the company in a new direction.

SHAREHOLDER RIGHTS PLANS -- The Board generally supports shareholder rights plans based on a belief that such plans force uninvited bidders to negotiate with a company's board. The Board believes these negotiations allow time for the company to


Statement of Additional Information - Dec. 28, 2007                      Page 66
maximize value for shareholders by forcing a higher premium from a bidder, attracting a better bid from a competing bidder or allowing the company to pursue its own strategy for enhancing shareholder value. The Board supports proposals to submit shareholder rights plans to shareholders and supports limiting the vote required for approval of such plans to a majority of the votes cast.

AUDITORS -- The Board values the independence of auditors based on established criteria. The Board supports a reasonable review of matters that may raise concerns regarding an auditor's service that may cause the Board to vote against a management recommendation, including, for example, auditor involvement in significant financial restatements, options backdating, material weaknesses in control, attempts to limit auditor liability or situations where independence has been compromised.

STOCK OPTION PLANS AND OTHER MANAGEMENT COMPENSATION ISSUES -- The Board expects company management to give thoughtful consideration to providing competitive long-term employee incentives directly tied to the interest of shareholders. The Board votes against proxy proposals that it believes dilute shareholder value excessively.

The Board believes that equity compensation awards can be a useful tool, when not abused, for retaining employees and giving them incentives to engage in conduct that will improve the performance of the company. In this regard, the Board generally favors minimum holding periods of stock obtained by senior management pursuant to an option plan and will vote against compensation plans for executives that it deems excessive.

SOCIAL AND CORPORATE POLICY ISSUES -- The Board believes proxy proposals should address the business interests of the corporation. Shareholder proposals sometime seek to have the company disclose or amend certain business practices based purely on social or environmental issues rather than compelling business arguments. In general, the Board recognizes our fund shareholders are likely to have differing views of social and environmental issues and believes that these matters are primarily the responsibility of a company's management and its board of directors.

POLICIES AND PROCEDURES

The policy of the Board is to vote all proxies of the companies in which a fund holds investments. Because of the volume and complexity of the proxy voting process, including inherent inefficiencies in the process that are outside the control of the Board or the Proxy Team (below), not all proxies may be voted. The Board has implemented policies and procedures that have been reasonably designed to vote proxies and to ensure that there are no conflicts between interests of a fund's shareholders and those of the funds' principal underwriters, RiverSource Investments, or other affiliated persons. In exercising its proxy voting responsibilities, the Board may rely upon the research or recommendations of one or more third party service providers.

The administration of the proxy voting process is handled by the RiverSource Proxy Administration Team ("Proxy Team"). In exercising its responsibilities, the Proxy Team may rely upon one or more third party service providers. The Proxy Team assists the Board in identifying situations where its guidelines do not clearly require a vote in a particular manner and assists in researching matters and making voting recommendations. RiverSource Investments may recommend that a proxy be voted in a manner contrary to the Board's guidelines. In making recommendations to the Board about voting on a proposal, the investment manager relies on its own investment personnel (or the investment personnel of a fund's subadviser(s)) and information obtained from an independent research firm. The investment manager makes the recommendation in writing. The process requires that Board members who are independent from the investment manager consider the recommendation and decide how to vote the proxy proposal or establish a protocol for voting the proposal.

On an annual basis, or more frequently as determined necessary, the Board reviews recommendations to revise the existing guidelines or add new guidelines. Recommendations are based on, among other things, industry trends and the frequency that similar proposals appear on company ballots.

The Board considers management's recommendations as set out in the company's proxy statement. In each instance in which a fund votes against management's recommendation (except when withholding votes from a nominated director), the Board sends a letter to senior management of the company explaining the basis for its vote. This permits both the company's management and the Board to have an opportunity to gain better insight into issues presented by the proxy proposal(s).

VOTING IN COUNTRIES OUTSIDE THE UNITED STATES (NON-U.S. COUNTRIES) -- Voting proxies for companies not domiciled in the United States may involve greater effort and cost due to the variety of regulatory schemes and corporate practices. For example, certain non-U.S. countries require securities to be blocked prior to a vote, which means that the securities to be voted may not be traded within a specified number of days before the shareholder meeting. The Board typically will not vote securities in non-U.S. countries that require securities to be blocked as the need for liquidity of the securities in the funds will typically outweigh the benefit of voting. There may be additional costs associated with voting in non-U.S. countries such that the Board may determine that the cost of voting outweighs the potential benefit.



Statement of Additional Information - Dec. 28, 2007                      Page 67

SECURITIES ON LOAN -- The Board will generally refrain from recalling securities on loan based upon its determination that the costs and lost revenue to the funds, combined with the administrative effects of recalling the securities, generally outweigh the benefit of voting the proxy. While neither the Board nor the funds' administrator assesses the economic impact and benefits of voting loaned securities on a case-by-case basis, situations may arise where the Board requests that loaned securities be recalled in order to vote a proxy. In this regard, if a proxy relates to matters that may impact the nature of a company, such as a proposed merger or acquisition, and the funds' ownership position is more significant, the Board has established a guideline to direct the funds' administrator to use its best efforts to recall such securities based upon its determination that, in these situations, the benefits of voting such proxies generally outweigh the costs or lost revenue to the funds, or any potential adverse administrative effects to the funds, of not recalling such securities.

INVESTMENT IN AFFILIATED FUNDS -- Certain RiverSource funds may invest in shares of other RiverSource funds (referred to in this context as "underlying funds") and may own substantial portions of these underlying funds. The proxy policy of the funds is to ensure that direct public shareholders of underlying funds control the outcome of any shareholder vote. To help manage this potential conflict of interest, recognizing that the direct public shareholders of these underlying funds may represent only a minority interest, the policy of the funds is to vote proxies of the underlying funds in the same proportion as the vote of the direct public shareholders. If there are no direct public shareholders of an underlying fund, the policy is to cast votes in accordance with instructions from the independent members of the Board.

OBTAIN A PROXY VOTING RECORD

Each year the RiverSource funds file their proxy voting records with the SEC and make them available by August 31 for the 12-month period ending June 30 of that year. The records can be obtained without charge through riversource.com/funds or searching the website of the SEC at www.sec.gov.



Statement of Additional Information - Dec. 28, 2007                      Page 68

INVESTING IN A FUND

Absolute Return Currency and Income Fund is available to investors purchasing Classes A, C, I, R4, R5 and W shares in authorized investment programs managed by investment professionals, including discretionary managed account programs. Class B shares are closed to investors.

SALES CHARGE

Investors should understand that the purpose and function of the initial sales charge and distribution fee for Class A shares is the same as the purpose and function of the contingent deferred sales charge (CDSC) and distribution fee for Class B and Class C shares. The sales charges and distribution fees applicable to each class pay for the distribution of shares of a fund.

Shares of a fund are sold at the public offering price. The public offering price is the NAV of one share adjusted for the sales charge for Class A. For Class B, Class C, Class D, Class E, Class I, Class R2, Class R3, Class R4, Class R5, Class W and Class Y there is no initial sales charge so the public offering price is the same as the NAV.

CLASS A - CALCULATION OF THE SALES CHARGE
Sales charges are determined as shown in the following tables. The first table is organized by investment category. You can find your fund's investment category in Table 1.

                          TABLE 9. CLASS A SALES CHARGE

For all funds EXCEPT Absolute Return Currency and Income

---------------------------------------------------------------------------------
                                                         FUND OF FUNDS - FIXED
                                                       INCOME, STATE TAX-EXEMPT
                                                      FIXED INCOME, TAXABLE FIXED
                         BALANCED, EQUITY, FUND OF     INCOME, TAX-EXEMPT FIXED
                               FUNDS - EQUITY                   INCOME
                       ----------------------------------------------------------
     FUND CATEGORY                  SALES CHARGE* AS A PERCENTAGE OF:
---------------------------------------------------------------------------------
                            PUBLIC                       PUBLIC
                           OFFERING     NET AMOUNT      OFFERING      NET AMOUNT
  TOTAL MARKET VALUE       PRICE**       INVESTED       PRICE**        INVESTED
---------------------------------------------------------------------------------
Up to $49,999               5.75%          6.10%         4.75%          4.99%
---------------------------------------------------------------------------------
$50,000 - $99,999           4.75%          4.99%         4.25%          4.44%
---------------------------------------------------------------------------------
$100,000 - $249,999         3.50%          3.63%         3.50%          3.63%
---------------------------------------------------------------------------------
$250,000 - $499,999         2.50%          2.56%         2.50%          2.56%
---------------------------------------------------------------------------------
$500,000 - $999,999         2.00%          2.04%         2.00%          2.04%
---------------------------------------------------------------------------------
$1,000,000 or more***       0.00%          0.00%         0.00%          0.00%
---------------------------------------------------------------------------------


For Absolute Return Currency and Income

-----------------------------------------------------------------------------------------
                                           SALES CHARGE* AS A
                                              PERCENTAGE OF          SALES CHARGE* AS A
                                             PUBLIC OFFERING            PERCENTAGE OF
          TOTAL MARKET VALUE                     PRICE**             NET AMOUNT INVESTED
-----------------------------------------------------------------------------------------
Up to $49,999                                     3.00%                     3.09%
-----------------------------------------------------------------------------------------
$50,000 - $99,999                                 3.00%                     3.09%
-----------------------------------------------------------------------------------------
$100,000 - $249,999                               2.50%                     2.56%
-----------------------------------------------------------------------------------------
$250,000 - $499,999                               2.00%                     2.04%
-----------------------------------------------------------------------------------------
$500,000 - $999,999                               1.50%                     1.52%
-----------------------------------------------------------------------------------------
$1,000,000 or more***                             0.00%                     0.00%
-----------------------------------------------------------------------------------------



     * Because of rounding in the calculation of purchase price, the portion of the sales charge retained by the distributor may vary and the actual sales charge you pay may be more or less than the sales charge calculated using these percentages.

    ** Purchase price includes the sales charge.

   *** Although there is no sales charge for purchases with a total market value over $1,000,000, and therefore no re-allowance, the distributor may pay a financial institution the following: a sales commission of up to 1.00% for a sale with a total market value of $1,000,000 to $2,999,999; a sales commission up to 0.50% for a sale of $3,000,000 to $9,999,999; and a sales commission up to 0.25% for a sale of $10,000,000 or more.

Using the sales charge schedule in the table above, for Class A, the public offering price for an investment of less than $50,000, made on the last day of the most recent fiscal period, was determined as shown in the following table. The sales charge is paid to the distributor by the person buying the shares. The table is organized by fiscal year end. You can find your fund's fiscal year end in Table 1.



Statement of Additional Information - Dec. 28, 2007                      Page 69

                         TABLE 10. PUBLIC OFFERING PRICE

                                                                 1.0 MINUS      PUBLIC
                                                   NET ASSET      MAXIMUM      OFFERING
FUND                                                 VALUE     SALES CHARGE      PRICE
-----------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING JANUARY 31
-----------------------------------------------------------------------------------------
Portfolio Builder Aggressive                        $12.20        0.9425        $12.94
-----------------------------------------------------------------------------------------
Portfolio Builder Conservative                       10.43        0.9525         10.95
-----------------------------------------------------------------------------------------
Portfolio Builder Moderate                           11.36        0.9425         12.05
-----------------------------------------------------------------------------------------
Portfolio Builder Moderate Aggressive                11.73        0.9425         12.45
-----------------------------------------------------------------------------------------
Portfolio Builder Moderate Conservative              10.85        0.9525         11.39
-----------------------------------------------------------------------------------------
Portfolio Builder Total Equity                       12.61        0.9425         13.38
-----------------------------------------------------------------------------------------
S&P 500 Index (for Class D)                                      No sales
                                                      5.54        charge          5.54
-----------------------------------------------------------------------------------------
Small Company Index                                   8.40        0.9425          8.91
-----------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING MARCH 31
-----------------------------------------------------------------------------------------
Equity Value                                         13.43        0.9425         14.25
-----------------------------------------------------------------------------------------
Precious Metals and Mining                           14.08        0.9425         14.94
-----------------------------------------------------------------------------------------
Small Cap Advantage                                   5.99        0.9425          6.36
-----------------------------------------------------------------------------------------
Small Cap Growth                                      4.97        0.9425          5.27
-----------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING APRIL 30
-----------------------------------------------------------------------------------------
Retirement Plus 2010                                 10.91        0.9425         11.58
-----------------------------------------------------------------------------------------
Retirement Plus 2015                                 11.03        0.9425         11.70
-----------------------------------------------------------------------------------------
Retirement Plus 2020                                 11.07        0.9425         11.75
-----------------------------------------------------------------------------------------
Retirement Plus 2025                                 11.08        0.9425         11.76
-----------------------------------------------------------------------------------------
Retirement Plus 2030                                 11.13        0.9425         11.81
-----------------------------------------------------------------------------------------
Retirement Plus 2035                                 11.06        0.9425         11.73
-----------------------------------------------------------------------------------------
Retirement Plus 2040                                 11.11        0.9425         11.79
-----------------------------------------------------------------------------------------
Retirement Plus 2045                                 11.10        0.9425         11.78
-----------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING MAY 31
-----------------------------------------------------------------------------------------
Aggressive Growth                                     9.85        0.9425         10.45
-----------------------------------------------------------------------------------------
Fundamental Growth                                    7.00        0.9425          7.43
-----------------------------------------------------------------------------------------
Fundamental Value                                     7.02        0.9425          7.45
-----------------------------------------------------------------------------------------
High Yield Bond                                       3.02        0.9525          3.17
-----------------------------------------------------------------------------------------
Income Builder Basic Income                          10.79        0.9525         11.33
-----------------------------------------------------------------------------------------
Income Builder Enhanced Income                       11.08        0.9525         11.63
-----------------------------------------------------------------------------------------
Income Builder Moderate Income                       10.99        0.9525         11.54
-----------------------------------------------------------------------------------------
Select Value                                          5.93        0.9425          6.29
-----------------------------------------------------------------------------------------
Short Duration U.S. Government                        4.73        0.9525          4.97
-----------------------------------------------------------------------------------------
Small Cap Equity                                      6.79        0.9425          7.20
-----------------------------------------------------------------------------------------
Small Cap Value                                       6.56        0.9425          6.96
-----------------------------------------------------------------------------------------
U.S. Government Mortgage                              5.00        0.9525          5.25
-----------------------------------------------------------------------------------------
Value                                                 5.66        0.9425          6.01
-----------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING JUNE 30
-----------------------------------------------------------------------------------------
Dividend Opportunity                                  9.65        0.9425         10.24
-----------------------------------------------------------------------------------------
Real Estate                                          15.83        0.9425         16.80
-----------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING JULY 31
-----------------------------------------------------------------------------------------
Cash Management                                                  No sales
                                                      1.00        charge          1.00
-----------------------------------------------------------------------------------------
Core Bond                                             9.48        0.9525          9.95
-----------------------------------------------------------------------------------------
Disciplined Equity                                    7.22        0.9425          7.66
-----------------------------------------------------------------------------------------
Disciplined Small and Mid Cap Equity                  9.55        0.9425         10.13
-----------------------------------------------------------------------------------------


Statement of Additional Information - Dec. 28, 2007                      Page 70

                                                                 1.0 MINUS      PUBLIC
                                                   NET ASSET      MAXIMUM      OFFERING
FUND                                                 VALUE     SALES CHARGE      PRICE
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
Disciplined Small Cap Value                         $10.00        0.9425        $10.61
-----------------------------------------------------------------------------------------
Floating Rate                                         9.70        0.9525         10.18
-----------------------------------------------------------------------------------------
Growth                                               32.73        0.9425         34.73
-----------------------------------------------------------------------------------------
Income Opportunities                                  9.99        0.9525         10.49
-----------------------------------------------------------------------------------------
Inflation Protected Securities                        9.69        0.9525         10.17
-----------------------------------------------------------------------------------------
Large Cap Equity                                      6.05        0.9425          6.42
-----------------------------------------------------------------------------------------
Large Cap Value                                       5.71        0.9425          6.06
-----------------------------------------------------------------------------------------
Limited Duration Bond                                 9.58        0.9525         10.06
-----------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING AUGUST 31
-----------------------------------------------------------------------------------------
California Tax-Exempt                                 5.03        0.9525          5.28
-----------------------------------------------------------------------------------------
Diversified Bond                                      4.81        0.9525          5.05
-----------------------------------------------------------------------------------------
Massachusetts Tax-Exempt                              5.21        0.9525          5.47
-----------------------------------------------------------------------------------------
Michigan Tax-Exempt                                   5.17        0.9525          5.43
-----------------------------------------------------------------------------------------
Minnesota Tax-Exempt                                  5.14        0.9525          5.40
-----------------------------------------------------------------------------------------
New York Tax-Exempt                                   4.93        0.9525          5.18
-----------------------------------------------------------------------------------------
Ohio Tax-Exempt                                       5.16        0.9525          5.42
-----------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING SEPTEMBER 30
-----------------------------------------------------------------------------------------
Balanced                                             11.46        0.9425         12.16
-----------------------------------------------------------------------------------------
Disciplined Large Cap Growth                         10.36        0.9425         10.99
-----------------------------------------------------------------------------------------
Diversified Equity Income                            14.34        0.9425         15.21
-----------------------------------------------------------------------------------------
Mid Cap Value                                        10.15        0.9425         10.77
-----------------------------------------------------------------------------------------
Strategic Allocation                                 12.48        0.9425         13.24
-----------------------------------------------------------------------------------------
Strategic Income Allocation                           9.84        0.9525         10.33
-----------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING OCTOBER 31
-----------------------------------------------------------------------------------------
Absolute Return Currency and Income                  10.58        0.9700         10.91
-----------------------------------------------------------------------------------------
Disciplined International Equity                     13.06        0.9425         13.86
-----------------------------------------------------------------------------------------
Emerging Markets                                     14.99        0.9425         15.90
-----------------------------------------------------------------------------------------
Emerging Markets Bond                                10.57        0.9525         11.10
-----------------------------------------------------------------------------------------
European Equity                                       6.83        0.9425          7.25
-----------------------------------------------------------------------------------------
Global Bond                                           6.89        0.9525          7.23
-----------------------------------------------------------------------------------------
Global Equity                                         9.61        0.9425         10.20
-----------------------------------------------------------------------------------------
Global Technology                                     3.04        0.9425          3.23
-----------------------------------------------------------------------------------------
International Aggressive Growth                      10.54        0.9425         11.18
-----------------------------------------------------------------------------------------
International Equity                                  9.02        0.9425          9.57
-----------------------------------------------------------------------------------------
International Opportunity                            11.83        0.9425         12.55
-----------------------------------------------------------------------------------------
International Select Value                           12.14        0.9425         12.88
-----------------------------------------------------------------------------------------
International Small Cap                              10.29        0.9425         10.92
-----------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING NOVEMBER 30
-----------------------------------------------------------------------------------------
Intermediate Tax-Exempt                               5.33        0.9525          5.60
-----------------------------------------------------------------------------------------
Mid Cap Growth                                       14.40        0.9425         15.28
-----------------------------------------------------------------------------------------
Tax-Exempt Bond                                       3.90        0.9525          4.09
-----------------------------------------------------------------------------------------
Tax-Exempt High Income                                4.44        0.9525          4.66
-----------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING DECEMBER 31
-----------------------------------------------------------------------------------------
Tax-Exempt Money Market                                          No sales
                                                      1.00        charge          1.00
-----------------------------------------------------------------------------------------




CLASS A - LETTER OF INTENT (LOI)
If you intend to invest $50,000 or more over a period of time, you may be able to reduce the sales charge for investments in Class A by completing a LOI form and committing to invest a certain amount. The LOI must be filed with and accepted in


Statement of Additional Information - Dec. 28, 2007                      Page 71
good order by the distributor. The LOI can start at any time and you will have up to 13 months to fulfill your commitment. The LOI start date can be backdated by up to 90 days, but backdating the LOI will shorten the going forward window by the length of the backdating. Your holdings in RiverSource funds acquired more than 90 days before your financial institution receives your signed LOI will not be counted towards the LOI commitment amount and cannot be used as the starting point for the LOI. While these purchases cannot be included within an LOI, you may still be able to take advantage of a reduced sales charge on future purchases because the historic purchases may count toward the combined market value for Rights of Accumulation. For example, if you made an investment more than 90 days ago, and that investment's current market value is $75,000, the sales charge you would pay on additional investment is 4.5% until the market value of your accounts is $100,000, at which point your sales charge will be reduced to 3.5%. If you plan to invest another $50,000 over the next 13 month period, you may not rely on a letter of intent to take immediate advantage of the lower 3.5% sales charge, but instead would naturally realize the lower sales charge of 3.5% (under Rights of Accumulation) after you invested $25,000. To take immediate advantage of the 3.5% sales charge level, you would need to sign a $100,000 LOI and then invest another $100,000. Your investments will be charged the sales charge that applies to the amount you have committed to invest under the LOI. Five percent of the commitment amount will be placed in escrow. The LOI will remain in effect for the entire 13 months, even if you reach your commitment amount. At the end of the 13-month period, the LOI will end and the shares will be released from escrow. Once the LOI has ended, future sales charges will be determined by Rights of Accumulation or the total value of the new investment combined with the market value of the existing RiverSource fund investments as described in the prospectus. If you do not invest the commitment amount by the end of the 13 months, the remaining unpaid sales charge will be redeemed from the escrowed shares and the remaining balance released from escrow. The commitment amount does not include purchases in any class of RiverSource funds other than Class A; does not include reinvested dividends and directed dividends earned in any RiverSource funds; purchases in RiverSource funds held within a wrap product; and purchases of RiverSource Cash Management Fund and RiverSource Tax-Exempt Money Market Fund unless they are subsequently exchanged to Class A shares of a RiverSource fund within the 13 month period. A LOI is not an option (absolute right) to buy shares. If you purchase shares through different channels, for example, in a brokerage account or through a third party, you must inform your financial institution in writing about the LOI when placing any purchase orders during the period of the LOI. If you do not complete and file the LOI form, or do not request the reduced sales charge at the time of purchase, you will not be eligible for the reduced sales charge.

CLASS B SHARES
Class B shares have a CDSC for six years. For Class B shares purchased prior to May 21, 2005, those shares will convert to Class A shares in the ninth calendar year of ownership. For Class B shares purchased beginning May 21, 2005, those shares will convert to Class A shares one month after the eighth year of ownership.

CLASS C SHARES
Class C shares are available to all investors. Class C shares are sold without a front-end sales charge. For Class C shares, a 1% CDSC may apply if shares are sold within one year after purchase. Class C shares are subject to a distribution fee.

CLASS D SHARES
Class D shares are offered through wrap fee programs or other investment products. Class D shares are sold without a front-end sales charge or CDSC. Class D shares are subject to a distribution fee.

CLASS E SHARES
Class E shares are offered to qualifying institutional investors and brokerage accounts. Class E shares are sold without a front-end sales charge or CDSC. Class E shares are subject to a plan administration fee.

CLASS I SHARES
Class I shares are offered to qualifying institutional investors. Class I shares are sold without a front-end sales charge or CDSC.

CLASS R SHARES
Class R2, Class R3, Class R4 and Class R5 shares are offered to certain institutional investors. Class R2, Class R3, Class R4 and Class R5 shares are sold without a front-end sales charge or a CDSC. Class R2 and Class R3 shares are subject to a distribution fee. Class R2, Class R3 and R4 shares are subject to a plan administration fee. The following investors are eligible to purchase Class R2, Class R3, Class R4 and Class R5 shares:

    - Qualified employee benefit plans;

    - Trust companies or similar institutions, and charitable organizations that meet the definition in Section 501(c)(3) of the Internal Revenue Code;

    - Nonqualified deferred compensation plans;



Statement of Additional Information - Dec. 28, 2007                      Page 72

    - State sponsored college savings plans established under Section 529 of the Internal Revenue Code;

    - Health Savings Accounts (HSAs) created pursuant to public law 108-173.

Additionally, the following eligible investors may purchase Class R5 shares:

    - Institutional or corporate accounts above a threshold established by the distributor (currently $1 million per fund or $10 million in all RiverSource funds); and

    - Bank Trusts.

CLASS W SHARES
Class W shares are offered to qualifying discretionary accounts. Class W shares are sold without a front-end sales charge or CDSC. Class W shares are subject to a distribution fee.

CLASS Y SHARES
Class Y shares are offered to certain institutional investors. Class Y shares are sold without a front-end sales charge or a CDSC. Class Y shares are subject to a plan administration fee. The following investors are eligible to purchase Class Y shares:

    - Qualified employee benefit plans;

    - Trust companies or similar institutions, and charitable organizations that meet the definition in Section 501(c)(3) of the Internal Revenue Code;

    - Nonqualified deferred compensation plans; and

    - State sponsored college savings plans established under Section 529 of the Internal Revenue Code.

MONEY MARKET FUNDS
The minimum purchase amount for Board members, officers and employees of the fund or the investment manager and Ameriprise Financial Services financial advisors is $1,000 (except payroll deduction plans), with a minimum additional purchase amount of $100 on a monthly systematic purchase plan. The minimum amount for additional purchases in a direct-at-fund account is $25 monthly.

SYSTEMATIC INVESTMENT PROGRAMS

You decide how often to make payments - monthly, quarterly, or semiannually. Provided your account meets the minimum balance requirement, you are not obligated to make any payments. You can omit payments or discontinue the investment program altogether. A fund also can change the program or end it at any time.

REJECTION OF BUSINESS

Each fund and RiverSource Service Corporation reserve the right to reject any business, in its sole discretion.

SELLING SHARES

You have a right to sell your shares at any time. For an explanation of sales procedures, please see the applicable prospectus.

During an emergency, the Board can suspend the computation of NAV, stop accepting payments for purchase of shares, or suspend the duty of a fund to redeem shares for more than seven days. Such emergency situations would occur if:

    - The Exchange closes for reasons other than the usual weekend and holiday closings or trading on the Exchange is restricted, or

    - Disposal of a fund's securities is not reasonably practicable or it is not reasonably practicable for the fund to determine the fair value of its net assets, or,

    - The SEC, under the provisions of the 1940 Act, declares a period of emergency to exist.

Should a fund stop selling shares, the Board may make a deduction from the value of the assets held by the fund to cover the cost of future liquidations of the assets so as to distribute these costs fairly among all shareholders.

Each fund has elected to be governed by Rule 18f-1 under the 1940 Act, which obligates the fund to redeem shares in cash, with respect to any one shareholder during any 90-day period, up to the lesser of $250,000 or 1% of the net assets of the fund at the beginning of the period. Although redemptions in excess of this limitation would normally be paid in cash, the fund reserves the right to make these payments in whole or in part in securities or other assets in case of an emergency, or if


Statement of Additional Information - Dec. 28, 2007                      Page 73
the payment of a redemption in cash would be detrimental to the existing shareholders of the fund as determined by the Board. In these circumstances, the securities distributed would be valued as set forth in this SAI. Should a fund distribute securities, a shareholder may incur brokerage fees or other transaction costs in converting the securities to cash.

PAY-OUT PLANS

You can use any of several pay-out plans to redeem your investment in regular installments. If you redeem shares, you may be subject to a contingent deferred sales charge as discussed in the prospectus. While the plans differ on how the pay-out is figured, they all are based on the redemption of your investment. Net investment income dividends and any capital gain distributions will automatically be reinvested, unless you elect to receive them in cash. If you redeem an IRA or a qualified retirement account, certain restrictions, federal tax penalties, and special federal income tax reporting requirements may apply. You should consult your tax advisor about this complex area of the tax law.

Applications for a systematic investment in a class of a fund subject to a sales charge normally will not be accepted while a pay-out plan for any of those funds is in effect. Occasional investments, however, may be accepted.

To start any of these plans, please consult your financial institution. Your authorization must be received at least five days before the date you want your payments to begin. Payments will be made on a monthly, bimonthly, quarterly, semiannual, or annual basis. Your choice is effective until you change or cancel it.

The following pay-out plans are designed to take care of the needs of most shareholders in a way that can be handled efficiently and at a reasonable cost. If you need a more irregular schedule of payments, it may be necessary for you to make a series of individual redemptions, in which case you will have to send in a separate redemption request for each pay-out. Each fund reserves the right to change or stop any pay-out plan and to stop making such plans available.

PLAN #1: PAY-OUT FOR A FIXED PERIOD OF TIME
If you choose this plan, a varying number of shares will be redeemed at regular intervals during the time period you choose. This plan is designed to end in complete redemption of all shares in your account by the end of the fixed period.

PLAN #2: REDEMPTION OF A FIXED NUMBER OF SHARES
If you choose this plan, a fixed number of shares will be redeemed for each payment and that amount will be sent to you. The length of time these payments continue is based on the number of shares in your account.

PLAN #3: REDEMPTION OF A FIXED DOLLAR AMOUNT
If you decide on a fixed dollar amount, whatever number of shares is necessary to make the payment will be redeemed in regular installments until the account is closed.

PLAN #4: REDEMPTION OF A PERCENTAGE OF NET ASSET VALUE
Payments are made based on a fixed percentage of the net asset value of the shares in the account computed on the day of each payment. Percentages range from 0.25% to 0.75%. For example, if you are on this plan and arrange to take 0.5% each month, you will get $100 if the value of your account is $20,000 on the payment date.



Statement of Additional Information - Dec. 28, 2007                      Page 74

CAPITAL LOSS CARRYOVER

For federal income tax purposes, certain funds had total capital loss carryovers at the end of the most recent fiscal period that, if not offset by subsequent capital gains, will expire as follows. Because the measurement periods for a regulated investment company's income are different for excise tax purposes verses income tax purposes, special rules are in place to protect the amount of earnings and profits needed to support excise tax distributions. As a result, the funds are permitted to treat net capital losses realized between November 1 and its fiscal year end ("post-October loss") as occurring on the first day of the following tax year. The total capital loss carryovers below include post-October losses, if applicable. It is unlikely that the Board will authorize a distribution of any net realized capital gains until the available capital loss carryover has been offset or has expired except as required by Internal Revenue Service rules. The table is organized by fiscal year end. You can find your fund's fiscal year end in Table 1.

                        TABLE 11. CAPITAL LOSS CARRYOVER


                          TOTAL     AMOUNT    AMOUNT    AMOUNT    AMOUNT    AMOUNT    AMOUNT    AMOUNT    AMOUNT    AMOUNT
                         CAPITAL   EXPIRING  EXPIRING  EXPIRING  EXPIRING  EXPIRING  EXPIRING  EXPIRING  EXPIRING  EXPIRING
                          LOSS        IN        IN        IN        IN        IN        IN        IN        IN        IN
FUND                   CARRYOVERS    2008      2009      2010      2011      2012      2013      2014      2015      2016
---------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING JANUARY 31
---------------------------------------------------------------------------------------------------------------------------
Portfolio Builder
Aggressive             $        0        --        --        --        --        --        --        --        --        --
---------------------------------------------------------------------------------------------------------------------------
Portfolio Builder
Conservative                    0        --        --        --        --        --        --        --        --        --
---------------------------------------------------------------------------------------------------------------------------
Portfolio Builder
Moderate                        0        --        --        --        --        --        --        --        --        --
---------------------------------------------------------------------------------------------------------------------------
Portfolio Builder
Moderate Aggressive             0        --        --        --        --        --        --        --        --        --
---------------------------------------------------------------------------------------------------------------------------
Portfolio Builder
Moderate Conservative           0        --        --        --        --        --        --        --        --        --
---------------------------------------------------------------------------------------------------------------------------
Portfolio Builder
Total Equity                    0        --        --        --        --        --        --        --        --        --
---------------------------------------------------------------------------------------------------------------------------
                        10,331,1-             2,387,-   5,430,-                       2,512,-
S&P 500 Index                  19         0       603       872         0         0       644         0         0         0
---------------------------------------------------------------------------------------------------------------------------
Small Company Index             0        --        --        --        --        --        --        --        --        --
---------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING MARCH 31
---------------------------------------------------------------------------------------------------------------------------
Equity Value                    0        --        --        --        --        --        --        --        --        --
---------------------------------------------------------------------------------------------------------------------------
Precious Metals and
Mining                          0        --        --        --        --        --        --        --        --        --
---------------------------------------------------------------------------------------------------------------------------
Small Cap Advantage             0        --        --        --        --        --        --        --        --        --
---------------------------------------------------------------------------------------------------------------------------
Small Cap Growth                0        --        --        --        --        --        --        --        --        --
---------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING APRIL 30
---------------------------------------------------------------------------------------------------------------------------
Retirement Plus 2010            0        --        --        --        --        --        --        --        --        --
---------------------------------------------------------------------------------------------------------------------------
Retirement Plus 2015            0        --        --        --        --        --        --        --        --        --
---------------------------------------------------------------------------------------------------------------------------
Retirement Plus 2020            0        --        --        --        --        --        --        --        --        --
---------------------------------------------------------------------------------------------------------------------------
Retirement Plus 2025            0        --        --        --        --        --        --        --        --        --
---------------------------------------------------------------------------------------------------------------------------
Retirement Plus 2030            0        --        --        --        --        --        --        --        --        --
---------------------------------------------------------------------------------------------------------------------------
Retirement Plus 2035            0        --        --        --        --        --        --        --        --        --
---------------------------------------------------------------------------------------------------------------------------
Retirement Plus 2040            0        --        --        --        --        --        --        --        --        --
---------------------------------------------------------------------------------------------------------------------------
Retirement Plus 2045            0        --        --        --        --        --        --        --        --        --
---------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING MAY 31
---------------------------------------------------------------------------------------------------------------------------
                        1,192,60-             826,40-   315,34-   23,741-   27,111-
Aggressive Growth           7,972         0     6,866     8,051      ,111      ,944         0         0         0         0
---------------------------------------------------------------------------------------------------------------------------
Fundamental Growth              0        --        --        --        --        --        --        --        --        --
---------------------------------------------------------------------------------------------------------------------------
Fundamental Value               0        --        --        --        --        --        --        --        --        --
---------------------------------------------------------------------------------------------------------------------------


Statement of Additional Information - Dec. 28, 2007                      Page 75

                          TOTAL     AMOUNT    AMOUNT    AMOUNT    AMOUNT    AMOUNT    AMOUNT    AMOUNT    AMOUNT    AMOUNT
                         CAPITAL   EXPIRING  EXPIRING  EXPIRING  EXPIRING  EXPIRING  EXPIRING  EXPIRING  EXPIRING  EXPIRING
                          LOSS        IN        IN        IN        IN        IN        IN        IN        IN        IN
FUND                   CARRYOVERS    2008      2009      2010      2011      2012      2013      2014      2015      2016
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
                       $1,365,33-   50,473-   226,00-   517,12-   552,66-                       19,078-
High Yield Bond             9,132      ,765     1,198     1,802     4,309         0         0      ,058         0         0
---------------------------------------------------------------------------------------------------------------------------
Income Builder                  0        --        --        --        --        --        --        --        --        --
---------------------------------------------------------------------------------------------------------------------------
Basic Income                   --        --        --        --        --        --        --        --        --        --
---------------------------------------------------------------------------------------------------------------------------
Income Builder
Enhanced Income                 0        --        --        --        --        --        --        --        --        --
---------------------------------------------------------------------------------------------------------------------------
Income Builder
Moderate Income                 0        --        --        --        --        --        --        --        --        --
---------------------------------------------------------------------------------------------------------------------------
                                                                  2,366,-   2,508,-
Select Value            4,875,220         0         0         0       790       430         0         0         0         0
---------------------------------------------------------------------------------------------------------------------------
Short Duration          220,701,-   35,174-   117,35-                                 36,267-   20,469-   9,579,-   1,854,-
U.S. Government               443      ,077     6,906         0         0         0      ,962      ,230       187       081
---------------------------------------------------------------------------------------------------------------------------
                        28,072,0-                       28,072-
Small Cap Equity               92         0         0      ,092         0         0         0         0         0         0
---------------------------------------------------------------------------------------------------------------------------
Small Cap Value                 0        --        --        --        --        --        --        --        --        --
---------------------------------------------------------------------------------------------------------------------------
U.S. Government
Mortgage                1,209,634         0         0         0         0         0         0   545,026   664,608         0
---------------------------------------------------------------------------------------------------------------------------
Value                           0        --        --        --        --        --        --        --        --        --
---------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING JUNE 30
---------------------------------------------------------------------------------------------------------------------------
                        398,074,-                                 398,07-
Dividend Opportunity          003         0         0         0     4,003         0         0         0         0         0
---------------------------------------------------------------------------------------------------------------------------
Real Estate                     0        --        --        --        --        --        --        --        --        --
---------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING JULY 31
---------------------------------------------------------------------------------------------------------------------------
Cash Management             6,554         0         0         0         0         0         0         0         0     6,554
---------------------------------------------------------------------------------------------------------------------------
                                                                                                          1,632,-
Core Bond               2,830,266         0         0         0         0         0         0   526,700       056   671,570
---------------------------------------------------------------------------------------------------------------------------
Disciplined Equity              0        --        --        --        --        --        --        --        --        --
---------------------------------------------------------------------------------------------------------------------------
Disciplined Small and
Mid Cap Equity            121,627         0         0         0         0         0         0    93,125    21,904     6,598
---------------------------------------------------------------------------------------------------------------------------
Disciplined Small Cap
Value                           0        --        --        --        --        --        --        --        --        --
---------------------------------------------------------------------------------------------------------------------------
                                                                                                                    1,885,-
Floating Rate           1,918,822         0         0         0         0         0         0         0    33,562       260
---------------------------------------------------------------------------------------------------------------------------
                        284,278,-                                 284,27-
Growth                        656         0         0         0     8,656         0         0         0         0         0
---------------------------------------------------------------------------------------------------------------------------
Income Opportunities            0        --        --        --        --        --        --        --        --        --
---------------------------------------------------------------------------------------------------------------------------
Inflation Protected                                                                                       2,136,-   1,836,-
Securities              3,973,349         0         0         0         0         0         0         0       395       954
---------------------------------------------------------------------------------------------------------------------------
                        158,388,-   51,243-   70,190-   24,231-   12,722-
Large Cap Equity              854      ,861      ,395      ,893      ,705         0         0         0         0         0
---------------------------------------------------------------------------------------------------------------------------
Large Cap Value                 0        --        --        --        --        --        --        --        --        --
---------------------------------------------------------------------------------------------------------------------------
                                                                                                          2,946,-
Limited Duration Bond   3,394,837         0         0         0         0         0         0   388,116       394    60,327
---------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING AUGUST 31
---------------------------------------------------------------------------------------------------------------------------
California Tax-Exempt           0        --        --        --        --        --        --        --        --        --
---------------------------------------------------------------------------------------------------------------------------
                        154,484,-             75,831-   49,658-             5,227,-             12,836-             10,930-
Diversified Bond              363         0      ,798      ,521         0       159         0      ,807         0      ,078
---------------------------------------------------------------------------------------------------------------------------
Massachusetts Tax-
Exempt                    121,051         0         0         0         0         0         0    32,687         0    88,364
---------------------------------------------------------------------------------------------------------------------------
Michigan Tax-Exempt             0        --        --        --        --        --        --        --        --        --
---------------------------------------------------------------------------------------------------------------------------
Minnesota Tax-Exempt    2,437,360         0         0         0         0         0   993,611   913,006        --   530,743
---------------------------------------------------------------------------------------------------------------------------
New York Tax-Exempt             0        --        --        --        --        --        --        --        --        --
---------------------------------------------------------------------------------------------------------------------------
Ohio Tax-Exempt                 0        --        --        --        --        --        --        --        --        --
---------------------------------------------------------------------------------------------------------------------------



Statement of Additional Information - Dec. 28, 2007                      Page 76

                          TOTAL     AMOUNT    AMOUNT    AMOUNT    AMOUNT    AMOUNT    AMOUNT    AMOUNT    AMOUNT    AMOUNT
                         CAPITAL   EXPIRING  EXPIRING  EXPIRING  EXPIRING  EXPIRING  EXPIRING  EXPIRING  EXPIRING  EXPIRING
                          LOSS        IN        IN        IN        IN        IN        IN        IN        IN        IN
FUND                   CARRYOVERS    2008      2009      2010      2011      2012      2013      2014      2015      2016
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING SEPTEMBER 30
---------------------------------------------------------------------------------------------------------------------------
                       $695,010,-                       300,68-   368,67-   24,886-
Balanced                      276         0   757,502     8,916     6,980      ,878         0         0         0         0
---------------------------------------------------------------------------------------------------------------------------
Disciplined Large Cap
Growth                    245,720         0         0         0         0         0         0         0   245,720         0
---------------------------------------------------------------------------------------------------------------------------
Diversified Equity
Income                          0        --        --        --        --        --        --        --        --        --
---------------------------------------------------------------------------------------------------------------------------
Mid Cap
Value                           0        --        --        --        --        --        --        --        --        --
---------------------------------------------------------------------------------------------------------------------------
Strategic Allocation            0        --        --        --        --        --        --        --        --        --
---------------------------------------------------------------------------------------------------------------------------
Strategic Income
Allocation                 27,193         0         0         0         0         0         0         0    27,193         0
---------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING OCTOBER 31
---------------------------------------------------------------------------------------------------------------------------
Absolute Return
Currency and Income             0        --        --        --        --        --        --        --        --        --
---------------------------------------------------------------------------------------------------------------------------
Disciplined
International Equity            0        --        --        --        --        --        --        --        --        --
---------------------------------------------------------------------------------------------------------------------------
Emerging Markets                0        --        --        --        --        --        --        --        --        --
---------------------------------------------------------------------------------------------------------------------------
Emerging Markets Bond           0        --        --        --        --        --        --        --        --        --
---------------------------------------------------------------------------------------------------------------------------
                        41,025,1-             19,489-   16,514-   5,021,-
European Equity                11         0      ,378      ,518       215         0         0         0         0         0
---------------------------------------------------------------------------------------------------------------------------
                                                        3,665,-
Global Bond             4,163,824         0         0       053         0         0         0   498,771         0         0
---------------------------------------------------------------------------------------------------------------------------
                        344,634,-             170,49-   143,63-   30,509-
Global Equity                 903         0     0,067     4,885      ,951         0         0         0         0         0
---------------------------------------------------------------------------------------------------------------------------
                        331,644,-             250,34-   81,299-
Global Technology             553         0     5,326      ,227         0         0         0         0         0         0
---------------------------------------------------------------------------------------------------------------------------
International
Aggressive Growth               0        --        --        --        --        --        --        --        --        --
---------------------------------------------------------------------------------------------------------------------------
International Equity            0        --        --        --        --        --        --        --        --        --
---------------------------------------------------------------------------------------------------------------------------
International           234,796,-             137,30-   59,231-   38,262-
Opportunity                   830         0     1,860      ,998      ,972         0         0         0         0         0
---------------------------------------------------------------------------------------------------------------------------
International Select
Value                           0        --        --        --        --        --        --        --        --        --
---------------------------------------------------------------------------------------------------------------------------
International Small
Cap                             0        --        --        --        --        --        --        --        --        --
---------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING NOVEMBER 30
---------------------------------------------------------------------------------------------------------------------------
Intermediate Tax-
Exempt                    393,731         0         0         0         0         0         0   393,731         0         0
---------------------------------------------------------------------------------------------------------------------------
Mid Cap Growth                  0        --        --        --        --        --        --        --        --        --
---------------------------------------------------------------------------------------------------------------------------
                                                                                                2,385,-
Tax-Exempt Bond         2,385,866         0         0         0         0         0         0       866         0         0
---------------------------------------------------------------------------------------------------------------------------
Tax-Exempt High                                                                                 9,460,-
Income                  9,460,668         0         0         0         0         0         0       668         0         0
---------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING DECEMBER 31
---------------------------------------------------------------------------------------------------------------------------
Tax-Exempt Money
Market                     22,784       166         0    18,331         0         0     4,287         0         0         0
---------------------------------------------------------------------------------------------------------------------------




TAXES

For tax purposes, an exchange is considered a sale and purchase, and may result in a gain or loss. A sale is a taxable transaction. If you sell shares for less than their cost, the difference is a capital loss. If you sell shares for more than their cost, the difference is a capital gain. Your gain may be short term (for shares held for one year or less) or long term (for shares held more than one year).

If you buy Class A shares and within 91 days exchange into another fund, you may not include the sales charge in your calculation of tax gain or loss on the sale of the first fund you purchased. The sales charge may be included in the calculation of your tax gain or loss on a subsequent sale of the second fund you purchased.



Statement of Additional Information - Dec. 28, 2007                      Page 77

FOR EXAMPLE
You purchase 100 shares of an Equity Fund having a public offering price of $10.00 per share. With a sales load of 5.75%, you pay $57.50 in sales load. With a NAV of $9.425 per share, the value of your investment is $942.50. Within 91 days of purchasing that fund, you decide to exchange out of that fund, now at a NAV of $11.00 per share, up from the original NAV of $9.425, and purchase a second fund, at a NAV of $15.00 per share. The value of your investment is now $1,100.00 ($11.00 x 100 shares). You cannot use the $57.50 paid as a sales load when calculating your tax gain or loss in the sale of the first fund shares. So instead of having a $100.00 gain ($1,100.00 - $1,000.00), you have a $157.50 gain ($1,100.00 - $942.50). You can include the $57.50 sales load in the calculation of your tax gain or loss when you sell shares in the second fund.

The following paragraphs provide information based on a fund's investment category. You can find your fund's investment category in Table 1.

FOR STATE TAX-EXEMPT FIXED INCOME AND TAX-EXEMPT FIXED INCOME FUNDS, all distributions of net investment income during the year will have the same percentage designated as tax-exempt. This annual percentage is expected to be substantially the same as the percentage of tax-exempt income actually earned during any particular distribution period.

FOR BALANCED, EQUITY, FUNDS-OF-FUNDS, TAXABLE MONEY MARKET AND TAXABLE FIXED INCOME FUNDS, if you have a nonqualified investment in a fund and you wish to move part or all of those shares to an IRA or qualified retirement account in the fund, you can do so without paying a sales charge. However, this type of exchange is considered a redemption of shares and may result in a gain or loss for tax purposes. In addition, this type of exchange may result in an excess contribution under IRA or qualified plan regulations if the amount exchanged exceeds annual contribution limitations. You should consult your tax advisor for further details about this complex subject.

Net investment income dividends received should be treated as dividend income for federal income tax purposes. Corporate shareholders are generally entitled to a deduction equal to 70% of that portion of a fund's dividend that is attributable to dividends the fund received from domestic (U.S.) securities. If there is debt-financed portfolio stock, that is, bank financing is used to purchase long securities, the 70% dividends received deduction would be reduced by the average amount of portfolio indebtedness divided by the average adjusted basis in the stock. This does not impact the qualified dividend income available to individual shareholders. For the most recent fiscal period, net investment income dividends qualified for the corporate deduction as shown in the following table.

Only certain qualified dividend income (QDI) will be subject to the 15% and 5% (and 0%) tax rates. QDI is dividends earned from domestic corporations and qualified foreign corporations. Qualified foreign corporations are corporations incorporated in a U.S. possession, corporations whose stock is readily tradable on an established U.S. securities market (ADRs), and certain other corporations eligible for relief under an income tax treaty with the U.S. that includes an exchange of information agreement. Excluded are passive foreign investment companies (PFICs), foreign investment companies and foreign personal holding companies. Holding periods for shares must also be met to be eligible for QDI treatment (more than 60 days for common stock and more than 90 days for certain preferred's dividends).

The QDI for individuals for the most recent fiscal period is shown in the table below. The table is organized by fiscal year end. You can find your fund's fiscal year end in Table 1.

           TABLE 12. CORPORATE DEDUCTION AND QUALIFIED DIVIDEND INCOME

                                                  PERCENT OF DIVIDENDS
                                                       QUALIFYING        QUALIFIED DIVIDEND INCOME
FUND                                            FOR CORPORATE DEDUCTION       FOR INDIVIDUALS
--------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING JANUARY 31
--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------
Portfolio Builder Aggressive                             27.35%                    36.66%
--------------------------------------------------------------------------------------------------
Portfolio Builder Conservative                            7.60                     10.38
--------------------------------------------------------------------------------------------------
Portfolio Builder Moderate                               17.05                     23.07
--------------------------------------------------------------------------------------------------
Portfolio Builder Moderate Aggressive                    24.15                     32.29
--------------------------------------------------------------------------------------------------
Portfolio Builder Moderate Conservative                  12.62                     16.99
--------------------------------------------------------------------------------------------------
Portfolio Builder Total Equity                           41.49                     55.64
--------------------------------------------------------------------------------------------------
S&P 500 Index                                            100.00                    100.00
--------------------------------------------------------------------------------------------------
Small Company Index                                      100.00                    100.00
--------------------------------------------------------------------------------------------------


Statement of Additional Information - Dec. 28, 2007                      Page 78

                                                  PERCENT OF DIVIDENDS
                                                       QUALIFYING        QUALIFIED DIVIDEND INCOME
FUND                                            FOR CORPORATE DEDUCTION       FOR INDIVIDUALS
--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING MARCH 31
--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------
Equity Value                                            100.00%                   100.00%
--------------------------------------------------------------------------------------------------
Precious Metals and Mining                                1.78                     10.69
--------------------------------------------------------------------------------------------------
Small Cap Advantage                                      20.49                     20.53
--------------------------------------------------------------------------------------------------
Small Cap Growth                                         18.94                     19.28
--------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING APRIL 30
--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------
Retirement Plus 2010                                      9.72                     13.21
--------------------------------------------------------------------------------------------------
Retirement Plus 2015                                     12.59                     17.30
--------------------------------------------------------------------------------------------------
Retirement Plus 2020                                     15.32                     21.40
--------------------------------------------------------------------------------------------------
Retirement Plus 2025                                     17.48                     24.42
--------------------------------------------------------------------------------------------------
Retirement Plus 2030                                     17.11                     24.03
--------------------------------------------------------------------------------------------------
Retirement Plus 2035                                     16.97                     23.78
--------------------------------------------------------------------------------------------------
Retirement Plus 2040                                     17.24                     24.10
--------------------------------------------------------------------------------------------------
Retirement Plus 2045                                     16.31                     22.81
--------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING MAY 31
--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------
Aggressive Growth                                        20.97                     24.18
--------------------------------------------------------------------------------------------------
Fundamental Growth                                       35.34                     44.28
--------------------------------------------------------------------------------------------------
Fundamental Value                                        100.00                    100.00
--------------------------------------------------------------------------------------------------
High Yield Bond                                            0                         0
--------------------------------------------------------------------------------------------------
Income Builder Basic Income                               9.45                     10.91
--------------------------------------------------------------------------------------------------
Income Builder Enhanced Income                            9.71                     11.64
--------------------------------------------------------------------------------------------------
Income Builder Moderate Income                           11.65                     13.13
--------------------------------------------------------------------------------------------------
Select Value                                             100.00                    100.00
--------------------------------------------------------------------------------------------------
Short Duration U.S. Government                             0                         0
--------------------------------------------------------------------------------------------------
Small Cap Equity                                           0                         0
--------------------------------------------------------------------------------------------------
Small Cap Value                                          18.32                     19.93
--------------------------------------------------------------------------------------------------
U.S. Government Mortgage                                   0                         0
--------------------------------------------------------------------------------------------------
Value                                                    97.77                     100.00
--------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING JUNE 30
--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------
Dividend Opportunity                                     99.84                     100.00
--------------------------------------------------------------------------------------------------
Real Estate                                               1.61                      3.93
--------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING JULY 31
--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------
Cash Management                                            0                         0
--------------------------------------------------------------------------------------------------
Core Bond                                                  0                         0
--------------------------------------------------------------------------------------------------
Disciplined Equity                                       25.90                     26.15
--------------------------------------------------------------------------------------------------
Disciplined Small and Mid Cap Equity                     100.00                    100.00
--------------------------------------------------------------------------------------------------
Disciplined Small Cap Value                              18.44                     18.71
--------------------------------------------------------------------------------------------------
Floating Rate                                              0                         0
--------------------------------------------------------------------------------------------------
Growth                                                   100.00                    100.00
--------------------------------------------------------------------------------------------------
Income Opportunities                                       0                         0
--------------------------------------------------------------------------------------------------
Inflation Protected Securities                             0                         0
--------------------------------------------------------------------------------------------------


Statement of Additional Information - Dec. 28, 2007                      Page 79

                                                  PERCENT OF DIVIDENDS
                                                       QUALIFYING        QUALIFIED DIVIDEND INCOME
FUND                                            FOR CORPORATE DEDUCTION       FOR INDIVIDUALS
--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------
Large Cap Equity                                         48.37%                    51.53%
--------------------------------------------------------------------------------------------------
Large Cap Value                                          79.11                     85.37
--------------------------------------------------------------------------------------------------
Limited Duration Bond                                      0                         0
--------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING AUGUST 31
--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------
California Tax-Exempt                                      0                         0
--------------------------------------------------------------------------------------------------
Diversified Bond                                           0                         0
--------------------------------------------------------------------------------------------------
Massachusetts Tax-Exempt                                   0                         0
--------------------------------------------------------------------------------------------------
Michigan Tax-Exempt                                        0                         0
--------------------------------------------------------------------------------------------------
Minnesota Tax-Exempt                                       0                         0
--------------------------------------------------------------------------------------------------
New York Tax-Exempt                                        0                         0
--------------------------------------------------------------------------------------------------
Ohio Tax-Exempt                                            0                         0
--------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING SEPTEMBER 30
--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------
Balanced                                                 58.30                     62.48
--------------------------------------------------------------------------------------------------
Disciplined Large Cap Growth                               0                         0
--------------------------------------------------------------------------------------------------
Diversified Equity Income                                100.00                    100.00
--------------------------------------------------------------------------------------------------
Mid Cap Value                                            65.46                     80.61
--------------------------------------------------------------------------------------------------
Strategic Allocation                                     53.06                     87.46
--------------------------------------------------------------------------------------------------
Strategic Income Allocation                               4.92                      4.92
--------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING OCTOBER 31
--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------
Absolute Return Currency and Income                        0                         0
--------------------------------------------------------------------------------------------------
Disciplined International Equity                          0.26                     78.89
--------------------------------------------------------------------------------------------------
Emerging Markets                                           0                       12.81
--------------------------------------------------------------------------------------------------
Emerging Markets Bond                                      0                         0
--------------------------------------------------------------------------------------------------
European Equity                                            0                       100.00
--------------------------------------------------------------------------------------------------
Global Bond                                                0                         0
--------------------------------------------------------------------------------------------------
Global Equity                                            59.61                     100.00
--------------------------------------------------------------------------------------------------
Global Technology                                          0                         0
--------------------------------------------------------------------------------------------------
International Aggressive Growth                            0                       23.04
--------------------------------------------------------------------------------------------------
International Equity                                       0                       27.99
--------------------------------------------------------------------------------------------------
International Opportunity                                  0                       100.00
--------------------------------------------------------------------------------------------------
International Select Value                                 0                       100.00
--------------------------------------------------------------------------------------------------
International Small Cap                                    0                       50.58
--------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING NOVEMBER 30
--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------
Intermediate Tax-Exempt                                    0                         0
--------------------------------------------------------------------------------------------------
Mid Cap Growth                                             0                         0
--------------------------------------------------------------------------------------------------
Tax-Exempt Bond                                            0                         0
--------------------------------------------------------------------------------------------------
Tax-Exempt High Income                                     0                         0
--------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING DECEMBER 31
--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------
Tax-Exempt Money Market                                    0                         0
--------------------------------------------------------------------------------------------------




A fund may be subject to U.S. taxes resulting from holdings in a PFIC. To avoid taxation, a fund may make an election to mark to market. A foreign corporation is a PFIC when 75% or more of its gross income for the taxable year is passive income or 50% or more of the average value of its assets consists of assets that produce or could produce passive income.



Statement of Additional Information - Dec. 28, 2007                      Page 80

Income earned by a fund may have had foreign taxes imposed and withheld on it in foreign countries. Tax conventions between certain countries and the U.S. may reduce or eliminate such taxes. If more than 50% of a fund's total assets at the close of its fiscal year consists of securities of foreign corporations, the fund will be eligible to file an election with the Internal Revenue Service under which shareholders of the fund would be required to include their pro rata portions of foreign taxes withheld by foreign countries as gross income in their federal income tax returns. These pro rata portions of foreign taxes withheld may be taken as a credit or deduction in computing the shareholders' federal income taxes. If the election is filed, the fund will report to its shareholders the per share amount of such foreign taxes withheld and the amount of foreign tax credit or deduction available for federal income tax purposes.

Capital gain distributions, if any, received by shareholders should be treated as long-term capital gains regardless of how long shareholders owned their shares. Short-term capital gains earned by a fund are paid to shareholders as part of their ordinary income dividend and are taxable. Special rates on capital gains may apply to sales of precious metals, if any, owned directly by a fund and to investments in REITs.

Under the Internal Revenue Code of 1986 (the Code), gains or losses attributable to fluctuations in exchange rates that occur between the time a fund accrues interest or other receivables, or accrues expenses or other liabilities denominated in a foreign currency and the time the fund actually collects such receivables or pays such liabilities generally are treated as ordinary income or ordinary loss. Similarly, gains or losses on disposition of debt securities denominated in a foreign currency attributable to fluctuations in the value of the foreign currency between the date of acquisition of the security and the date of disposition also are treated as ordinary gains or losses. These gains or losses, referred to under the Code as "section 988" gains or losses, may increase or decrease the amount of a fund's investment company taxable income to be distributed to its shareholders as ordinary income.

Under federal tax law, by the end of a calendar year a fund must declare and pay dividends representing 98% of ordinary income for that calendar year and 98% of net capital gains (both long-term and short-term) for the 12-month period ending Oct. 31 of that calendar year. The fund is subject to an excise tax equal to 4% of the excess, if any, of the amount required to be distributed over the amount actually distributed. Each fund intends to comply with federal tax law and avoid any excise tax. For purposes of the excise tax distributions, section 988 ordinary gains and losses are distributable based on an Oct. 31 year end. This is an exception to the general rule that ordinary income is paid based on a calendar year end.

The Code imposes two asset diversification rules that apply to each fund as of the close of each quarter. First, as to 50% of its holdings, the fund may hold no more than 5% of its assets in securities of one issuer and no more than 10% of any one issuer's outstanding voting securities. Second, a fund cannot have more than 25% of its assets in any one issuer.

If a mutual fund is the holder of record of any share of stock on the record date for any dividend payable with respect to the stock, the dividend will be included in gross income by the fund as of the later of (1) the date the share became ex-dividend or (2) the date the fund acquired the share. Because the dividends on some foreign equity investments may be received some time after the stock goes ex-dividend, and in certain rare cases may never be received by the fund, this rule may cause a fund to pay income to its shareholders that it has not actually received. To the extent that the dividend is never received, the fund will take a loss at the time that a determination is made that the dividend will not be received. Distributions, if any, that are in excess of a fund's current or accumulated earnings and profits will first reduce a shareholder's tax basis in the fund and, after the basis is reduced to zero, will generally result in capital gains to a shareholder.

This is a brief summary that relates to federal income taxation only. Shareholders should consult their tax advisor as to the application of federal, state, and local income tax laws to fund distributions.

The 1995 Minnesota Legislature enacted a statement of intent (codified at Minn. Stat. sec. 289A.50, subdivision 10) that interest on obligations of Minnesota governmental units and Indian tribes be included in net income of individuals, estates and trusts for Minnesota income tax purposes if a court determines that Minnesota's exemption of such interest unlawfully discriminates against interstate commerce because interest on obligations of governmental issuers located in other states is so included. This provision applies to taxable years that begin during or after the calendar year in which any such court decision becomes final, irrespective of the date on which the obligations were issued. Only two states have addressed whether a state's exemption of interest on its own bonds or those of its political subdivisions, but not of interest on the bonds of other states or their political subdivisions, unlawfully discriminates against interstate commerce or otherwise contravenes the United States Constitution. A court in Ohio decided in 1994 that the Ohio law was not unconstitutional. However, the Kentucky Court of Appeals held early in 2006 that the Kentucky law violated the Commerce Clause. The Kentucky Supreme Court declined to review this decision, however, the U.S. Supreme Court accepted certiorari in May 2007, and is expected to review the case in the fall of 2007. The Funds cannot predict the likelihood that interest on the Minnesota bonds held by the Funds would become taxable for Minnesota income tax purposes under
Section 289A.50, subdivision 10.

Similarly, the other State Tax-Exempt Funds cannot predict the likelihood that interest on state and municipal bonds held in such funds would become taxable under such applicable state law.

See Appendix B for more information regarding state tax-exempt funds.



Statement of Additional Information - Dec. 28, 2007                      Page 81

SERVICE PROVIDERS

INVESTMENT MANAGEMENT SERVICES

RiverSource Investments is the investment manager for each fund. Under the Investment Management Services Agreement, the investment manager, subject to the policies set by the Board, provides investment management services.

For its services, the investment manager is paid a fee based on the following schedule. Each class of a fund pays its proportionate share of the fee. The fee is calculated for each calendar day on the basis of net assets as of the close of the preceding day.

         TABLE 13. INVESTMENT MANAGEMENT SERVICES AGREEMENT FEE SCHEDULE

                                                                                           DAILY RATE ON
                                               ASSETS      ANNUAL RATE AT                LAST DAY OF MOST
FUND                                         (BILLIONS)   EACH ASSET LEVEL             RECENT FISCAL PERIOD
---------------------------------------------------------------------------------------------------------------------
Absolute Return Currency and Income         First $1.0           0.890%                       0.890%
                                            Next 1.0             0.865
                                            Next 1.0             0.840
                                            Next 3.0             0.815
                                            Next 1.5             0.790
                                            Next 1.5             0.775
                                            Next 1.0             0.770
                                            Next 5.0             0.760
                                            Next 5.0             0.750
                                            Next 4.0             0.740
                                            Next 26.0            0.720
                                            Over 50.0            0.700
---------------------------------------------------------------------------------------------------------------------
Aggressive Growth                           First $0.50          0.890                         0.886
                                            Next 0.50            0.865
                                            Next 1.0             0.840
                                            Next 1.0             0.815
                                            Next 3.0             0.790
                                            Over 6.0             0.765
---------------------------------------------------------------------------------------------------------------------
Balanced                                    First $1.0           0.530                         0.529
                                            Next 1.0             0.505
                                            Next 1.0             0.480
                                            Next 3.0             0.455
                                            Next 1.5             0.430
                                            Next 2.5             0.410
                                            Next 5.0             0.390
                                            Next 9.0             0.370
                                            Over 24.0            0.350
---------------------------------------------------------------------------------------------------------------------
California Tax-Exempt                       First $0.25          0.410                  California - 0.410
Massachusetts Tax-Exempt                    Next 0.25            0.385                 Massachusetts - 0.410
Michigan Tax-Exempt                         Next 0.25            0.360                   Michigan - 0.410
Minnesota Tax-Exempt                        Next 0.25            0.345                   Minnesota - 0.405
New York Tax-Exempt                         Next 6.5             0.320                   New York - 0.410
Ohio Tax-Exempt                             Next 2.5             0.310                     Ohio - 0.410
                                            Next 5.0             0.300
                                            Next 9.0             0.290
                                            Next 26.0            0.270
                                            Over 50.0            0.250
---------------------------------------------------------------------------------------------------------------------



Statement of Additional Information - Dec. 28, 2007                      Page 82

                                                                                           DAILY RATE ON
                                               ASSETS      ANNUAL RATE AT                LAST DAY OF MOST
FUND                                         (BILLIONS)   EACH ASSET LEVEL             RECENT FISCAL PERIOD
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
Cash Management                             First $1.0           0.330%                       0.285%
                                            Next 0.5             0.313
                                            Next 0.5             0.295
                                            Next 0.5             0.278
                                            Next 2.5             0.260
                                            Next 1.0             0.240
                                            Next 1.5             0.220
                                            Next 1.5             0.215
                                            Next 1.0             0.190
                                            Next 5.0             0.180
                                            Next 5.0             0.170
                                            Next 4.0             0.160
                                            Over 24.0            0.150
---------------------------------------------------------------------------------------------------------------------
Core Bond                                   First $1.0           0.480                   Core Bond - 0.480
Diversified Bond                            Next 1.0             0.455               Diversified Bond - 0.455
Limited Duration Bond                       Next 1.0             0.430             Limited Duration Bond - 0.480
                                            Next 3.0             0.405
                                            Next 1.5             0.380
                                            Next 1.5             0.365
                                            Next 1.0             0.360
                                            Next 5.0             0.350
                                            Next 5.0             0.340
                                            Next 4.0             0.330
                                            Next 26.0            0.310
                                            Over 50.0            0.290
---------------------------------------------------------------------------------------------------------------------
Disciplined Equity                          First $1.0           0.600              Disciplined Equity - 0.577
Disciplined Large Cap Growth                Next 1.0             0.575         Disciplined Large Cap Growth - 0.600
Diversified Equity Income                   Next 1.0             0.550           Diversified Equity Income - 0.535
Growth                                      Next 3.0             0.525                    Growth - 0.571
Large Cap Equity                            Next 1.5             0.500               Large Cap Equity - 0.547
Large Cap Value                             Next 2.5             0.485                Large Cap Value - 0.600
                                            Next 5.0             0.470
                                            Next 5.0             0.450
                                            Next 4.0             0.425
                                            Next 26.0            0.400
                                            Over 50.0            0.375
---------------------------------------------------------------------------------------------------------------------
Disciplined International Equity            First $0.25          0.800       Disciplined International Equity - 0.779
European Equity                             Next 0.25            0.775                European Equity - 0.800
Global Equity                               Next 0.25            0.750                 Global Equity - 0.769
International Opportunity                   Next 0.25            0.725           International Opportunity - 0.748
                                            Next 1.0             0.700
                                            Next 5.5             0.675
                                            Next 2.5             0.660
                                            Next 5.0             0.645
                                            Next 5.0             0.635
                                            Next 4.0             0.610
                                            Next 26.0            0.600
                                            Over 50.0            0.570
---------------------------------------------------------------------------------------------------------------------



Statement of Additional Information - Dec. 28, 2007                      Page 83

                                                                                           DAILY RATE ON
                                               ASSETS      ANNUAL RATE AT                LAST DAY OF MOST
FUND                                         (BILLIONS)   EACH ASSET LEVEL             RECENT FISCAL PERIOD
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
Disciplined Small and Mid Cap Equity        First $1.0           0.700%            Disciplined Small and Mid Cap
Mid Cap Growth                              Next 1.0             0.675                    Equity - 0.700%
                                            Next 1.0             0.650                Mid Cap Growth - 0.694
                                            Next 3.0             0.625
                                            Next 1.5             0.600
                                            Next 2.5             0.575
                                            Next 5.0             0.550
                                            Next 9.0             0.525
                                            Next 26.0            0.500
                                            Over 50.0            0.475
---------------------------------------------------------------------------------------------------------------------
Disciplined Small Cap Value                 First $0.25          0.850                         0.850
                                            Next 0.25            0.825
                                            Next 0.25            0.800
                                            Next 0.25            0.775
                                            Next 1.0             0.750
                                            Over 2.0             0.725
---------------------------------------------------------------------------------------------------------------------
Dividend Opportunity                        First $0.50          0.610                         0.578
                                            Next 0.50            0.585
                                            Next 1.0             0.560
                                            Next 1.0             0.535
                                            Next 3.0             0.510
                                            Next 4.0             0.480
                                            Next 5.0             0.470
                                            Next 5.0             0.450
                                            Next 4.0             0.425
                                            Next 26.0            0.400
                                            Over 50.0            0.375
---------------------------------------------------------------------------------------------------------------------
Emerging Markets                            First $0.25          1.100                         1.077
                                            Next 0.25            1.080
                                            Next 0.25            1.060
                                            Next 0.25            1.040
                                            Next 1.0             1.020
                                            Next 5.5             1.000
                                            Next 2.5             0.985
                                            Next 5.0             0.970
                                            Net 5.0              0.960
                                            Next 4.0             0.935
                                            Next 26.0            0.920
                                            Over 50.0            0.900
---------------------------------------------------------------------------------------------------------------------
Emerging Markets Bond                       First $0.25          0.720             Emerging Markets Bond - 0.720
Global Bond                                 Next 0.25            0.695                  Global Bond - 0.706
                                            Next 0.25            0.670
                                            Next 0.25            0.645
                                            Next 6.5             0.620
                                            Next 2.5             0.605
                                            Next 5.0             0.590
                                            Next 5.0             0.580
                                            Next 4.0             0.560
                                            Next 26.0            0.540
                                            Over 50.0            0.520
---------------------------------------------------------------------------------------------------------------------



Statement of Additional Information - Dec. 28, 2007                      Page 84

                                                                                           DAILY RATE ON
                                               ASSETS      ANNUAL RATE AT                LAST DAY OF MOST
FUND                                         (BILLIONS)   EACH ASSET LEVEL             RECENT FISCAL PERIOD
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
Equity Value                                First $0.50          0.530%                       0.510%
                                            Next 0.50            0.505
                                            Next 1.0             0.480
                                            Next 1.0             0.455
                                            Next 3.0             0.430
                                            Over 6.0             0.400
---------------------------------------------------------------------------------------------------------------------
Floating Rate                               First $1.0           0.610                         0.610
Income Opportunities                        Next 1.0             0.585
                                            Next 1.0             0.560
                                            Next 3.0             0.535
                                            Next 1.5             0.510
                                            Next 1.5             0.495
                                            Next 1.0             0.470
                                            Next 5.0             0.455
                                            Next 5.0             0.445
                                            Next 4.0             0.420
                                            Next 26.0            0.405
                                            Over 50.0            0.380
---------------------------------------------------------------------------------------------------------------------
Fundamental Growth                          First $1.0           0.780                         0.780
                                            Next 1.0             0.755
                                            Next 1.0             0.730
                                            Next 3.0             0.705
                                            Over 6.0             0.680
---------------------------------------------------------------------------------------------------------------------
Fundamental Value                           First $0.50          0.730               Fundamental Value - 0.711
Value                                       Next 0.50            0.705                     Value - 0.730
                                            Next 1.0             0.680
                                            Next 1.0             0.655
                                            Next 3.0             0.630
                                            Over 6.0             0.600
---------------------------------------------------------------------------------------------------------------------
Global Technology                           First $0.25          0.720                         0.720
                                            Next 0.25            0.695
                                            Next 0.25            0.670
                                            Next 0.25            0.645
                                            Next 1.0             0.620
                                            Over 2.0             0.595
---------------------------------------------------------------------------------------------------------------------
High Yield Bond                             First $1.0           0.590                         0.578
                                            Next 1.0             0.565
                                            Next 1.0             0.540
                                            Next 3.0             0.515
                                            Next 1.5             0.490
                                            Next 1.5             0.475
                                            Next 1.0             0.450
                                            Next 5.0             0.435
                                            Next 5.0             0.425
                                            Next 4.0             0.400
                                            Next 26.0            0.385
                                            Over 50.0            0.360
---------------------------------------------------------------------------------------------------------------------



Statement of Additional Information - Dec. 28, 2007                      Page 85

                                                                                           DAILY RATE ON
                                               ASSETS      ANNUAL RATE AT                LAST DAY OF MOST
FUND                                         (BILLIONS)   EACH ASSET LEVEL             RECENT FISCAL PERIOD
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
Income Builder Basic Income                 N/A                    N/A                          N/A
Income Builder Enhanced Income
Income Builder Moderate Income
Portfolio Builder Aggressive
Portfolio Builder Conservative
Portfolio Builder Moderate
Portfolio Builder Moderate Aggressive
Portfolio Builder Moderate Conservative
Portfolio Builder Total Equity
Retirement Plus 2010
Retirement Plus 2015
Retirement Plus 2020
Retirement Plus 2025
Retirement Plus 2030
Retirement Plus 2035
Retirement Plus 2040
Retirement Plus 2045
---------------------------------------------------------------------------------------------------------------------
Inflation Protected Securities              First $1.0           0.440%                       0.440%
                                            Next 1.0             0.415
                                            Next 1.0             0.390
                                            Next 3.0             0.365
                                            Next 1.5             0.340
                                            Next 1.5             0.325
                                            Next 1.0             0.320
                                            Next 5.0             0.310
                                            Next 5.0             0.300
                                            Next 4.0             0.290
                                            Next 26.0            0.270
                                            Over 50.0            0.250
---------------------------------------------------------------------------------------------------------------------
Intermediate Tax-Exempt                     First $1.0           0.390                         0.390
                                            Next 1.0             0.365
                                            Next 1.0             0.340
                                            Next 3.0             0.315
                                            Next 1.5             0.290
                                            Next 2.5             0.280
                                            Next 5.0             0.270
                                            Next 35.0            0.260
                                            Over 50.0            0.250
---------------------------------------------------------------------------------------------------------------------
International Aggressive Growth             First $0.25          1.000                         0.974
                                            Next 0.25            0.975
                                            Next 0.25            0.950
                                            Next 0.25            0.925
                                            Next 1.0             0.900
                                            Over 2.0             0.875
---------------------------------------------------------------------------------------------------------------------
International Equity                        First $0.25          0.970                         0.970
                                            Next 0.25            0.945
                                            Next 0.25            0.920
                                            Next 0.25            0.895
                                            Next 1.0             0.870
                                            Over 2.0             0.845
---------------------------------------------------------------------------------------------------------------------



Statement of Additional Information - Dec. 28, 2007                      Page 86

                                                                                           DAILY RATE ON
                                               ASSETS      ANNUAL RATE AT                LAST DAY OF MOST
FUND                                         (BILLIONS)   EACH ASSET LEVEL             RECENT FISCAL PERIOD
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
International Select Value                  First $0.25          0.900%                       0.817%
                                            Next 0.25            0.875
                                            Next 0.25            0.850
                                            Next 0.25            0.825
                                            Next 1.0             0.800
                                            Over 2.0             0.775
---------------------------------------------------------------------------------------------------------------------
International Small Cap                     First $0.25          1.120                         1.120
                                            Next 0.25            1.095
                                            Next 0.25            1.070
                                            Next 0.25            1.045
                                            Next 1.0             1.020
                                            Over 2.0             0.995
---------------------------------------------------------------------------------------------------------------------
Mid Cap Value                               First $1.0           0.700                         0.679
                                            Next 1.0             0.675
                                            Next 1.0             0.650
                                            Next 3.0             0.625
                                            Next 1.5             0.600
                                            Next 2.5             0.575
                                            Next 5.0             0.550
                                            Next 9.0             0.525
                                            Next 26.0            0.500
                                            Over 50.0            0.475
---------------------------------------------------------------------------------------------------------------------
Precious Metals and Mining                  First $0.25          0.800                         0.800
                                            Next 0.25            0.775
                                            Next 0.25            0.750
                                            Next 0.25            0.725
                                            Next 1.0             0.700
                                            Over 2.0             0.675
---------------------------------------------------------------------------------------------------------------------
Real Estate                                 First $1.0           0.840                         0.840
                                            Next 1.0             0.815
                                            Next 1.0             0.790
                                            Next 3.0             0.765
                                            Next 6.0             0.740
                                            Next 12.0            0.730
                                            Over 24.0            0.720
---------------------------------------------------------------------------------------------------------------------
S&P 500 Index                               First $1.0           0.220                         0.220
                                            Next 1.0             0.210
                                            Next 1.0             0.200
                                            Next 4.5             0.190
                                            Next 2.5             0.180
                                            Next 5.0             0.170
                                            Next 9.0             0.160
                                            Next 26.0            0.140
                                            Over 50.0            0.120
---------------------------------------------------------------------------------------------------------------------
Select Value                                First $0.50          0.780                         0.775
                                            Next 0.50            0.755
                                            Next 1.0             0.730
                                            Next 1.0             0.705
                                            Next 3.0             0.680
                                            Over 6.0             0.650
---------------------------------------------------------------------------------------------------------------------



Statement of Additional Information - Dec. 28, 2007                      Page 87

                                                                                           DAILY RATE ON
                                               ASSETS      ANNUAL RATE AT                LAST DAY OF MOST
FUND                                         (BILLIONS)   EACH ASSET LEVEL             RECENT FISCAL PERIOD
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
Short Duration U.S. Government              First $1.0           0.480%                       0.480%
                                            Next 1.0             0.455
                                            Next 1.0             0.430
                                            Next 3.0             0.405
                                            Next 1.5             0.380
                                            Next 1.5             0.365
                                            Next 1.0             0.340
                                            Next 5.0             0.325
                                            Next 5.0             0.315
                                            Next 4.0             0.290
                                            Next 26.0            0.275
                                            Over 50.0            0.250
---------------------------------------------------------------------------------------------------------------------
Small Cap Advantage                         First $0.25          0.790                         0.772
                                            Next 0.25            0.765
                                            Next 0.25            0.740
                                            Next 0.25            0.715
                                            Next 1.0             0.690
                                            Over 2.0             0.665
---------------------------------------------------------------------------------------------------------------------
Small Cap Equity                            First $0.25          0.970                         0.964
                                            Next 0.25            0.945
                                            Next 0.25            0.920
                                            Next 0.25            0.895
                                            Over 1.0             0.870
---------------------------------------------------------------------------------------------------------------------
Small Cap Growth                            First $0.25          0.920                         0.920
                                            Next 0.25            0.895
                                            Next 0.25            0.870
                                            Next 0.25            0.845
                                            Next 1.0             0.820
                                            Over 2.0             0.795
---------------------------------------------------------------------------------------------------------------------
Small Cap Value                             First $0.25          0.970                         0.933
                                            Next 0.25            0.945
                                            Next 0.25            0.920
                                            Next 0.25            0.895
                                            Over 1.0             0.870
---------------------------------------------------------------------------------------------------------------------
Small Company Index                         First $0.25          0.360                         0.343
                                            Next 0.25            0.350
                                            Next 0.25            0.340
                                            Next 0.25            0.330
                                            Next 6.5             0.320
                                            Next 7.5             0.300
                                            Next 9.0             0.280
                                            Next 26.0            0.260
                                            Over 50.0            0.240
---------------------------------------------------------------------------------------------------------------------


Statement of Additional Information - Dec. 28, 2007                      Page 88

                                                                                           DAILY RATE ON
                                               ASSETS      ANNUAL RATE AT                LAST DAY OF MOST
FUND                                         (BILLIONS)   EACH ASSET LEVEL             RECENT FISCAL PERIOD
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
Strategic Allocation                        First $1.0           0.570%                       0.554%
                                            Next 1.0             0.545
                                            Next 1.0             0.520
                                            Next 3.0             0.495
                                            Next 1.5             0.470
                                            Next 2.5             0.450
                                            Next 5.0             0.430
                                            Next 9.0             0.410
                                            Over 24.0            0.390
---------------------------------------------------------------------------------------------------------------------
Strategic Income Allocation                 First $0.25          0.550                         0.550
                                            Next 0.25            0.525
                                            Next 0.25            0.500
                                            Over 0.75            0.475
---------------------------------------------------------------------------------------------------------------------
Tax-Exempt Bond                             First $1.0           0.410                         0.410
                                            Next 1.0             0.385
                                            Next 1.0             0.360
                                            Next 3.0             0.335
                                            Next 1.5             0.310
                                            Next 2.5             0.300
                                            Next 5.0             0.290
                                            Next 9.0             0.280
                                            Next 26.0            0.260
                                            Over 50.0            0.250
---------------------------------------------------------------------------------------------------------------------
Tax-Exempt High Income                      First $1.0           0.470                         0.442
                                            Next 1.0             0.445
                                            Next 1.0             0.420
                                            Next 3.0             0.395
                                            Next 1.5             0.370
                                            Next 2.5             0.360
                                            Next 5.0             0.350
                                            Next 9.0             0.340
                                            Next 26.0            0.320
                                            Over 50.0            0.300
---------------------------------------------------------------------------------------------------------------------
Tax-Exempt Money Market                     First $1.0           0.330                         0.330
                                            Next 0.5             0.313
                                            Next 0.5             0.295
                                            Next 0.5             0.278
                                            Next 2.5             0.260
                                            Next 1.0             0.240
                                            Next 1.5             0.220
                                            Next 1.5             0.215
                                            Next 1.0             0.190
                                            Next 5.0             0.180
                                            Next 5.0             0.170
                                            Next 4.0             0.160
                                            Over 24.0            0.150
---------------------------------------------------------------------------------------------------------------------



Statement of Additional Information - Dec. 28, 2007                      Page 89

                                                                                           DAILY RATE ON
                                               ASSETS      ANNUAL RATE AT                LAST DAY OF MOST
FUND                                         (BILLIONS)   EACH ASSET LEVEL             RECENT FISCAL PERIOD
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
U.S. Government Mortgage                    First $1.0           0.480%                       0.480%
                                            Next 1.0             0.455
                                            Next 1.0             0.430
                                            Next 3.0             0.405
                                            Next 1.5             0.380
                                            Next 1.5             0.365
                                            Next 1.0             0.360
                                            Next 5.0             0.350
                                            Next 5.0             0.340
                                            Next 4.0             0.330
                                            Next 26.0            0.310
                                            Over 50.0            0.290
---------------------------------------------------------------------------------------------------------------------





Under the agreement, a fund also pays taxes, brokerage commissions and nonadvisory expenses, which include custodian fees and charges; fidelity bond premiums; certain legal fees; registration fees for shares; consultants' fees; compensation of Board members, officers and employees not employed by the investment manager or its affiliates; corporate filing fees; organizational expenses; expenses incurred in connection with lending securities; interest and fee expense related to a fund's participation in inverse floater structures; and expenses properly payable by a fund, approved by the Board.

For Equity and Balanced Funds, except for S&P 500 Index and Small Company Index, before the fee based on the asset charge is paid, it is adjusted for the fund's investment performance relative to a Lipper Index (Index) as shown in the table below. The adjustment increased or decreased the fee for the last fiscal period as shown in the following table. The table is organized by fiscal year end. You can find your fund's fiscal year end in Table 1.

                            TABLE 14. LIPPER INDEXES

                                                                               FEE INCREASE OR
FUND                                    LIPPER INDEX                              (DECREASE)
----------------------------------------------------------------------------------------------
FISCAL YEAR ENDING MARCH 31
----------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------
Equity Value                            Lipper Large-Cap Value Funds             $   842,685
----------------------------------------------------------------------------------------------
Precious Metals and Mining              Lipper Gold Funds                            (20,073)
----------------------------------------------------------------------------------------------
Small Cap Advantage                     Lipper Small-Cap Core Funds                 (506,105)
----------------------------------------------------------------------------------------------
Small Cap Growth                        Lipper Small-Cap Growth Funds                 74,739
----------------------------------------------------------------------------------------------
FISCAL YEAR ENDING MAY 31
----------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------
Aggressive Growth                       Lipper Mid-Cap Growth Funds                 (363,354)
----------------------------------------------------------------------------------------------
Fundamental Growth                      Lipper Large-Cap Growth Funds                  3,495
----------------------------------------------------------------------------------------------
Fundamental Value                       Lipper Large-Cap Value Funds                (596,440)
----------------------------------------------------------------------------------------------
Select Value                            Lipper Multi-Cap Value Funds                 151,566
----------------------------------------------------------------------------------------------
Small Cap Equity                        Lipper Small-Cap Core Funds                 (259,546)
----------------------------------------------------------------------------------------------
Small Cap Value                         Lipper Small-Cap Value Funds                  77,314
----------------------------------------------------------------------------------------------
Value                                   Lipper Large-Cap Value Funds                 (29,980)
----------------------------------------------------------------------------------------------
FISCAL YEAR ENDING JUNE 30
----------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------
Dividend Opportunity                    Lipper Equity Income Funds                 1,238,194
----------------------------------------------------------------------------------------------
Real Estate                             Lipper Real Estate Funds                     155,486
----------------------------------------------------------------------------------------------
FISCAL YEAR ENDING JULY 31
----------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------
Disciplined Equity                      Lipper Large-Cap Core Funds                  716,428
----------------------------------------------------------------------------------------------
Disciplined Small and Mid Cap Equity    Lipper Mid-Cap Core Funds                    (17,062)
----------------------------------------------------------------------------------------------
Disciplined Small Cap Value             Lipper Small-Cap Value Funds                 (13,668)
----------------------------------------------------------------------------------------------
Growth                                  Lipper Large-Cap Growth Funds              2,987,141
----------------------------------------------------------------------------------------------
Large Cap Equity                        Lipper Large-Cap Core Funds                  788,515
----------------------------------------------------------------------------------------------


Statement of Additional Information - Dec. 28, 2007                      Page 90

                                                                               FEE INCREASE OR
FUND                                    LIPPER INDEX                              (DECREASE)
----------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------
Large Cap Value                         Lipper Large-Cap Value Funds             $    (3,332)
----------------------------------------------------------------------------------------------
FISCAL YEAR ENDING SEPTEMBER 30
----------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------
Balanced                                Lipper Balanced Funds                        520,967
----------------------------------------------------------------------------------------------
Disciplined Large Cap Growth            Lipper Large-Cap Growth Funds                    0(a)
----------------------------------------------------------------------------------------------
Diversified Equity Income               Lipper Equity Income Funds                 1,134,237
----------------------------------------------------------------------------------------------
Mid Cap Value                           Lipper Mid-Cap Value Funds                   578,014
----------------------------------------------------------------------------------------------
Strategic Allocation                    Lipper Flexible Portfolio Funds              929,457
----------------------------------------------------------------------------------------------
FISCAL YEAR ENDING OCTOBER 31
----------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------
                                        Lipper International Large-Cap Core
Disciplined International Equity        Funds                                         86,560
----------------------------------------------------------------------------------------------
Emerging Markets                        Lipper Emerging Markets Funds                197,327
----------------------------------------------------------------------------------------------
European Equity                         Lipper European Funds                       (106,381)
----------------------------------------------------------------------------------------------
Global Equity                           Lipper Global Funds                           29,844
----------------------------------------------------------------------------------------------
Global Technology                       Lipper Science and Technology Funds          172,062
----------------------------------------------------------------------------------------------
                                        Lipper International Multi-Cap
International Aggressive Growth         Growth Funds                                 (30,833)
----------------------------------------------------------------------------------------------
International Equity                    Lipper International Funds                  (180,911)
----------------------------------------------------------------------------------------------
                                        Lipper International Large-Cap Core
International Opportunity               Funds                                        421,640
----------------------------------------------------------------------------------------------
                                        Lipper International Multi-Cap Value
International Select Value              Funds                                        296,140
----------------------------------------------------------------------------------------------
International Small Cap                 Lipper International Small-Cap Funds          18,317
----------------------------------------------------------------------------------------------
FISCAL YEAR ENDING NOVEMBER 30
----------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------
Mid Cap Growth                          Lipper Mid-Cap Growth Funds               (1,683,464)
----------------------------------------------------------------------------------------------




 (a) For the period from May 17, 2007 (when shares became publicly available) to Sept. 30, 2007.



The adjustment will be determined monthly by measuring the percentage difference over a rolling 12-month period between the performance of one Class A share of the fund and the change in the Index. The performance difference is then used to determine the adjustment rate. The adjustment rate, computed to five decimal places, is determined in accordance with the following table. The table is organized by fund category. You can find your fund's category in Table 1.

             TABLE 15. PERFORMANCE INCENTIVE ADJUSTMENT CALCULATION

--------------------------------------------------------------------------------------------------------
                   EQUITY FUNDS                                         BALANCED FUNDS
--------------------------------------------------------------------------------------------------------
 PERFORMANCE                                          PERFORMANCE
  DIFFERENCE   ADJUSTMENT RATE                         DIFFERENCE    ADJUSTMENT RATE
--------------------------------------------------------------------------------------------------------
0.00% - 0.50%  0                                     0.00% - 0.50%   0
--------------------------------------------------------------------------------------------------------
0.50% - 1.00%  6 basis points times the              0.50% - 1.00%   6 basis points times the
               performance difference over 0.50%,                    performance difference over 0.50%,
               times 100 (maximum of 3 basis                         times 100 (maximum of 3 basis
               points if a 1% performance                            points if a 1% performance
               difference)                                           difference)
--------------------------------------------------------------------------------------------------------
1.00% - 2.00%  3 basis points, plus 3 basis points   1.00% - 2.00%   3 basis points, plus 3 basis points
               times the performance difference                      times the performance difference
               over 1.00%, times 100 (maximum 6                      over 1.00%, times 100 (maximum 6
               basis points if a 2% performance                      basis points if a 2% performance
               difference)                                           difference)
--------------------------------------------------------------------------------------------------------
2.00% - 4.00%  6 basis points, plus 2 basis points   2.00% - 3.00%   6 basis points, plus 2 basis points
               times the performance difference                      times the performance difference
               over 2.00%, times 100 (maximum 10                     over 2.00%, times 100 (maximum 8
               basis points if a 4% performance                      basis points if a 3% performance
               difference)                                           difference)
--------------------------------------------------------------------------------------------------------
4.00% - 6.00%  10 basis points, plus 1 basis point      3.00% or     8 basis points
               times the performance difference           more
               over 4.00%, times 100 (maximum 12
               basis points if a 6% performance
               difference)
--------------------------------------------------------------------------------------------------------
6.00% or more  12 basis points
--------------------------------------------------------------------------------------------------------


For example, if the performance difference for an Equity Fund is 2.38%, the adjustment rate is 0.000676 (0.0006 [6 basis points] plus 0.0038 [the 0.38% performance difference over 2.00%] x 0.0002 [2 basis points] x 100 (0.000076)). Rounded to


Statement of Additional Information - Dec. 28, 2007                      Page 91
five decimal places, the adjustment rate is 0.00068. The maximum adjustment rate for the fund is 0.0012 per year. Where the fund's Class A performance exceeds that of the Index, the fee paid to the investment manager will increase. Where the performance of the Index exceeds the performance of the fund's Class A shares, the fee paid to the investment manager will decrease. The 12-month comparison period rolls over with each succeeding month, so that it always equals 12 months, ending with the month for which the performance adjustment is being computed.

CHANGE IN INDEX
If an Index ceases to be published for a period of more than 90 days, changes in any material respect, otherwise becomes impracticable or, at the discretion of the Board, is no longer appropriate to use for purposes of a performance incentive adjustment, for example, if Lipper reclassifies the fund from one peer group to another, the Board may take action it deems appropriate and in the best interests of shareholders, including: (1) discontinuance of the performance incentive adjustment until such time as it approves a substitute index; or (2) adoption of a methodology to transition to a substitute index it has approved.

In the case of a change in index, a fund's performance will be compared to a 12 month blended index return that reflects the performance of the current index for the portion of the 12 month performance measurement period beginning the effective date of the current index and the performance of the prior index for the remainder of the measurement period. At the conclusion of the transition period, the performance of the prior index will be eliminated from the performance incentive adjustment calculation, and the calculation will include only the performance of the current index.

TRANSITION PERIOD
The performance incentive adjustment will not be calculated for the first 6 months from the inception of the fund. After 6 full calendar months, the performance fee adjustment will be determined using the average assets and performance difference over the first 6 full calendar months, and the adjustment rate will be applied in full. Each successive month an additional calendar month will be added to the performance adjustment computation. After 12 full calendar months, the full rolling 12-month period will take affect.

The table below shows the total management fees paid by each fund for the last three fiscal periods as well as nonadvisory expenses, net of earnings credits, waivers and expenses reimbursed by the investment manager and its affiliates. The table is organized by fiscal year end. You can find your fund's fiscal year end in Table 1.

               TABLE 16. MANAGEMENT FEES AND NONADVISORY EXPENSES


---------------------------------------------------------------------------------------------------------------------
                                             MANAGEMENT FEES                       NONADVISORY EXPENSES
---------------------------------------------------------------------------------------------------------------------
FUND                                  2007         2006         2005          2007         2006          2005
---------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING JANUARY 31
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
Portfolio Builder Aggressive             N/A*  $   204,941  $    55,141(a)$   209,004  $   154,484   $    34,746(a)
---------------------------------------------------------------------------------------------------------------------
Portfolio Builder Conservative           N/A*       71,579       23,875(a)    134,788      117,318        43,296(a)
---------------------------------------------------------------------------------------------------------------------
Portfolio Builder Moderate               N/A*      342,180       93,838(a)    246,216      251,538       142,907(a)
---------------------------------------------------------------------------------------------------------------------
Portfolio Builder Moderate
  Aggressive                             N/A*      418,633      112,009(a)    355,360      269,480       116,480(a)
---------------------------------------------------------------------------------------------------------------------
Portfolio Builder Moderate
  Conservative                           N/A*      137,483       43,118(a)    140,615      144,243        75,264(a)
---------------------------------------------------------------------------------------------------------------------
Portfolio Builder Total Equity           N/A*      165,740       43,835(a)    188,843      122,935        27,696(a)
---------------------------------------------------------------------------------------------------------------------
S&P 500 Index                     $   566,109      706,270      933,587      (272,996)    (357,906)     (402,204)
---------------------------------------------------------------------------------------------------------------------
Small Company Index                 3,889,499    4,419,815    4,547,058      (662,392)     471,768       536,282
---------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING MARCH 31
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
Equity Value                        6,969,436    7,043,854    6,836,800       361,720      400,520       465,953
---------------------------------------------------------------------------------------------------------------------
Precious Metals and Mining            876,127      579,779      659,595       144,337      207,159       176,012
---------------------------------------------------------------------------------------------------------------------
Small Cap Advantage                 4,703,119    5,845,601    6,341,134      (252,816)     510,707       533,489
---------------------------------------------------------------------------------------------------------------------
Small Cap Growth                    2,066,992    1,878,991    2,276,290       111,014      343,335       421,008
---------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING APRIL 30
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
Retirement Plus 2010                      N/A(b)       N/A          N/A         4,075(b)       N/A           N/A
---------------------------------------------------------------------------------------------------------------------
Retirement Plus 2015                      N/A(b)       N/A          N/A         3,927(b)       N/A           N/A
---------------------------------------------------------------------------------------------------------------------
Retirement Plus 2020                      N/A(b)       N/A          N/A         6,231(b)       N/A           N/A
---------------------------------------------------------------------------------------------------------------------


Statement of Additional Information - Dec. 28, 2007                      Page 92

---------------------------------------------------------------------------------------------------------------------
                                             MANAGEMENT FEES                       NONADVISORY EXPENSES
---------------------------------------------------------------------------------------------------------------------
FUND                                  2007         2006         2005          2007         2006          2005
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
Retirement Plus 2025                      N/A(b)       N/A          N/A   $     4,478(b)       N/A           N/A
---------------------------------------------------------------------------------------------------------------------
Retirement Plus 2030                      N/A(b)       N/A          N/A         2,766(b)       N/A           N/A
---------------------------------------------------------------------------------------------------------------------
Retirement Plus 2035                      N/A(b)       N/A          N/A           878(b)       N/A           N/A
---------------------------------------------------------------------------------------------------------------------
Retirement Plus 2040                      N/A(b)       N/A          N/A         2,640(b)       N/A           N/A
---------------------------------------------------------------------------------------------------------------------
Retirement Plus 2045                      N/A(b)       N/A          N/A        (2,522)(b)      N/A           N/A
---------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING MAY 31
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
Aggressive Growth                 $ 4,627,106  $ 1,950,153  $   399,501    (1,047,823) $  (167,264)  $    82,999
---------------------------------------------------------------------------------------------------------------------
Fundamental Growth                  1,824,581      987,877      410,475       158,403      191,085       177,899
---------------------------------------------------------------------------------------------------------------------
Fundamental Value                   7,530,722    7,971,622    5,556,219      (215,041)     501,862       488,580
---------------------------------------------------------------------------------------------------------------------
High Yield Bond                    11,401,845   12,713,321   14,973,845       481,606      688,374       817,018
---------------------------------------------------------------------------------------------------------------------
Income Builder Basic Income               N/A          N/A          N/A       145,971        3,184(c)        N/A
---------------------------------------------------------------------------------------------------------------------
Income Builder Enhanced Income            N/A          N/A          N/A       153,282        6,657(c)        N/A
---------------------------------------------------------------------------------------------------------------------
Income Builder Moderate Income            N/A          N/A          N/A       202,410        7,419(c)        N/A
---------------------------------------------------------------------------------------------------------------------
Select Value                        4,807,861    5,211,061    5,256,934      (162,440)     330,794       423,030
---------------------------------------------------------------------------------------------------------------------
Short Duration U.S. Government      4,419,003    6,683,201   10,141,504    (1,025,939)  (1,688,300)     (958,143)
---------------------------------------------------------------------------------------------------------------------
Small Cap Equity                    2,964,236    2,525,974    1,560,155      (464,274)    (134,739)        6,490
---------------------------------------------------------------------------------------------------------------------
Small Cap Value                     9,159,989    9,285,758    9,857,858      (878,605)     735,477       788,885
---------------------------------------------------------------------------------------------------------------------
U.S. Government Mortgage            1,348,887    1,327,433    1,532,464      (438,473)    (549,885)     (188,134)
---------------------------------------------------------------------------------------------------------------------
Value                               2,884,225    3,018,867    3,311,867       (12,895)     275,068       285,856
---------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING JUNE 30
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
Dividend Opportunity               10,678,661    7,688,134    6,201,403       540,349      480,473       453,329
---------------------------------------------------------------------------------------------------------------------
Real Estate                         2,299,121    1,398,778      725,491       207,925      153,244       133,564
---------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING JULY 31
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
Cash Management                    12,713,351   10,801,723   12,052,160       859,062   (1,747,535)    1,220,672
---------------------------------------------------------------------------------------------------------------------
Core Bond                           1,096,973      991,804      846,872       (66,961)     (58,636)       99,940
---------------------------------------------------------------------------------------------------------------------
Disciplined Equity                 14,110,274    5,175,451      408,720      (202,920)     (83,131)      130,016
---------------------------------------------------------------------------------------------------------------------
Disciplined Small and Mid Cap
  Equity                              273,481       13,335(d)       N/A        91,799        4,577(d)        N/A
---------------------------------------------------------------------------------------------------------------------
Disciplined Small Cap Value           206,071       49,035(e)       N/A        37,535        9,684(e)        N/A
---------------------------------------------------------------------------------------------------------------------
Floating Rate                       3,332,472      412,667(e)       N/A       151,486       19,402(e)        N/A
---------------------------------------------------------------------------------------------------------------------
Growth                             22,705,786   19,922,079   18,968,320       954,358    1,214,759     1,217,404
---------------------------------------------------------------------------------------------------------------------
Income Opportunities                2,116,555    2,229,460    1,954,757       187,627      198,512       214,865
---------------------------------------------------------------------------------------------------------------------
Inflation Protected Securities      1,313,892    1,078,635      552,220      (126,032)     (45,905)       28,432
---------------------------------------------------------------------------------------------------------------------
Large Cap Equity                   39,667,264   20,724,477    9,680,873     1,168,504      682,652       161,534
---------------------------------------------------------------------------------------------------------------------
Large Cap Value                       602,406      715,200      803,736       184,710      186,504       293,194
---------------------------------------------------------------------------------------------------------------------
Limited Duration Bond                 726,809      990,881      960,788       (73,339)     (96,959)       57,170
---------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING AUGUST 31
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
California Tax-Exempt(f)              717,999    1,008,174    1,010,591        20,854       (8,449)      116,440
---------------------------------------------------------------------------------------------------------------------
Diversified Bond                   12,770,016   12,388,294   13,003,467    (1,129,485)  (1,870,049)   (1,032,114)
---------------------------------------------------------------------------------------------------------------------
Massachusetts Tax-Exempt(f)           220,140      347,506      372,649         5,447       19,719(g)     74,396(g)
---------------------------------------------------------------------------------------------------------------------
Michigan Tax-Exempt(f)                186,717      286,107      294,025         3,199       (9,110)(g)    36,732
---------------------------------------------------------------------------------------------------------------------
Minnesota Tax-Exempt(f)             1,351,439    1,898,065    1,895,714       676,782      599,362(g)    580,040(g)
---------------------------------------------------------------------------------------------------------------------
New York Tax-Exempt(f)                279,438      402,241      434,449       134,099      133,306(g)    146,336(g)
---------------------------------------------------------------------------------------------------------------------
Ohio Tax-Exempt(f)                    187,674      285,080      307,214         1,386      (12,492)(g)    43,253(g)

---------------------------------------------------------------------------------------------------------------------


Statement of Additional Information - Dec. 28, 2007                      Page 93

---------------------------------------------------------------------------------------------------------------------
                                             MANAGEMENT FEES                       NONADVISORY EXPENSES
---------------------------------------------------------------------------------------------------------------------
FUND                                  2007         2006         2005          2007         2006          2005
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING SEPTEMBER 30
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
Balanced                          $ 6,315,077  $ 5,690,832  $ 7,169,932   $   368,447  $   563,493   $   651,610
---------------------------------------------------------------------------------------------------------------------
Disciplined Large Cap Growth          114,048(h)       N/A          N/A        54,709(h)       N/A           N/A
---------------------------------------------------------------------------------------------------------------------
Diversified Equity Income          42,530,087   37,321,661   24,183,415     1,561,033    1,761,776     1,530,714
---------------------------------------------------------------------------------------------------------------------
Mid Cap Value                      15,908,732   11,459,838    5,816,781       826,273      728,841       531,095
---------------------------------------------------------------------------------------------------------------------
Strategic Allocation               11,025,000    7,064,937    5,960,581       921,198      665,164       642,432
---------------------------------------------------------------------------------------------------------------------
Strategic Income Allocation           168,875(h)       N/A          N/A        76,656(h)       N/A           N/A
---------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING OCTOBER 31
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
Absolute Return Currency and
  Income                              887,341      176,149(i)       N/A       103,119       28,907(i)        N/A
---------------------------------------------------------------------------------------------------------------------
Disciplined International Equity    2,161,563      147,388(j)       N/A       358,005       48,716(j)        N/A
---------------------------------------------------------------------------------------------------------------------
Emerging Markets                    7,106,815    5,659,680    3,801,760     1,190,259      745,246       636,569
---------------------------------------------------------------------------------------------------------------------
Emerging Markets Bond                 706,943      191,237(k)       N/A       120,044       77,772(k)        N/A
---------------------------------------------------------------------------------------------------------------------
European Equity                       952,484      821,750      837,577       199,237      182,061       224,833
---------------------------------------------------------------------------------------------------------------------
Global Bond                         3,438,893    3,734,676    4,359,713       (17,529)    (159,716)      408,133
---------------------------------------------------------------------------------------------------------------------
Global Equity                       6,075,014    5,791,016    4,471,632       577,463      517,920       485,178
---------------------------------------------------------------------------------------------------------------------
Global Technology                   1,412,081    1,327,883    1,574,791       187,390      249,939       282,889
---------------------------------------------------------------------------------------------------------------------
International Aggressive Growth     6,048,963    4,039,162    3,119,859       672,542      530,707       384,996
---------------------------------------------------------------------------------------------------------------------
International Equity                1,830,400    1,767,556    1,431,433       243,546      265,839       323,432
---------------------------------------------------------------------------------------------------------------------
International Opportunity           4,923,040    4,840,788    3,988,205       545,663      505,513       566,027
---------------------------------------------------------------------------------------------------------------------
International Select Value         20,067,871   15,936,398   10,340,380     1,286,758      990,734       812,998
---------------------------------------------------------------------------------------------------------------------
International Small Cap             1,270,558    1,050,011      933,818       208,621      246,920       333,478
---------------------------------------------------------------------------------------------------------------------
                                      2006         2005         2004          2006         2005          2004
---------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING NOVEMBER 30
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
Intermediate Tax-Exempt               435,316      644,499      752,882       (25,206)      67,781       136,017
---------------------------------------------------------------------------------------------------------------------
Mid Cap Growth                      9,852,112   10,413,718   10,550,526       670,574      901,194       744,839
---------------------------------------------------------------------------------------------------------------------
Tax-Exempt Bond                     3,345,629    3,066,023    3,457,986       905,255      661,982(l)    510,620(l)
---------------------------------------------------------------------------------------------------------------------
Tax-Exempt High Income             15,027,647   17,998,361   20,079,644     8,025,340    7,139,120(l)  5,135,426(l)
---------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING DECEMBER 31
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
Tax-Exempt Money Market               390,170      423,253      515,265       118,441      116,613       177,477
---------------------------------------------------------------------------------------------------------------------




     * Effective Feb. 1, 2006, this fee was eliminated.

(a) For the period from March 4, 2004 (when shares became publicly available) to Jan. 31, 2005.

(b) For the period from May 18, 2006 (when shares became publicly available) to April 30, 2007.

(c) For the period from Feb. 16, 2006 (when shares became publicly available) to May 31, 2006.
(d) For the period from May 18, 2006 (when shares became publicly available) to July 31, 2006.
(e) For the period from Feb. 16, 2006 (when shares became publicly available) to July 31, 2006.

(f) The fund changed its fiscal year end in 2006 from June 30 to Aug. 31. For 2006, the information shown is from July 1, 2005 through Aug. 31, 2006. For years prior to 2006, the fiscal period ended June 30.

(g) During 2006, the Fund changed the method of accounting for its participation in inverse floater structures. Previously, nonadvisory expenses for fiscal year end 2006, 2005 and 2004 were reported as $(22,871), $43,112 and $52,958 for Massachusetts Tax-Exempt Fund, $(13,107), $36,732 and $43,425 for Michigan Tax-Exempt Fund, $(68,320),
       $161,536 and $182,884 for Minnesota Tax-Exempt Fund, $(21,864), $54,945
       and $62,139 for New York Tax-Exempt Fund and $(16,487), $38,356 and $43,070 for Ohio Tax-Exempt Fund, respectively.

(h) For the period from May 17, 2007 (when shares became publicly available) to Sept. 30, 2007.

(i) For the period from June 15, 2006 (when the Fund became available) to Oct. 31, 2006.

(j) For the period from May 18, 2006 (when shares became publicly available) to Oct. 31, 2006.

(k) For the period from Feb. 16, 2006 (when shares became publicly available) to Oct. 31, 2006.

(l) During 2006, the Fund changed the method of accounting for its participation in inverse floater structures. Previously, nonadvisory expenses for fiscal year end 2005 and 2004 were reported as $136,155 and $248,267 for Tax-Exempt Bond Fund, and $308,271 and $976,647 for Tax-Exempt High Income Fund, respectively.



Statement of Additional Information - Dec. 28, 2007                      Page 94

MANAGER OF MANAGERS EXEMPTION
The RiverSource funds have received an order from the SEC that permits RiverSource Investments, subject to the approval of the Board, to appoint a subadviser or change the terms of a subadvisory agreement for a fund without first obtaining shareholder approval. The order permits the fund to add or change unaffiliated subadvisers or the fees paid to subadvisers from time to time without the expense and delays associated with obtaining shareholder approval of the change.

For California Tax-Exempt, Cash Management, Diversified Bond, Global Bond, High Yield Bond, Intermediate Tax-Exempt, Massachusetts Tax-Exempt, Michigan Tax-Exempt, Minnesota Tax-Exempt, New York Tax-Exempt, Ohio Tax-Exempt, Short Duration U.S. Government, Tax-Exempt Bond, Tax-Exempt High Income, Tax-Exempt Money Market and U.S. Government Mortgage funds: before the fund may rely on the order, holders of a majority of the fund's outstanding voting securities will need to approve operating the fund in this manner. There is no assurance shareholder approval will be received, and no changes will be made without shareholder approval until that time.

SUBADVISORY AGREEMENTS
The assets of certain funds are managed by subadvisers that have been selected by the investment manager, subject to the review and approval of the Board. The investment manager has recommended the subadvisers to the Board based upon its assessment of the skills of the subadvisers in managing other assets with objectives and investment strategies substantially similar to those of the applicable fund. Short-term investment performance is not the only factor in selecting or terminating a subadviser, and the investment manager does not expect to make frequent changes of subadvisers. Certain subadvisers, affiliated with the investment manager, have been directly approved by shareholders. These subadvisers are noted in Table 18.

The investment manager allocates the assets of a fund with multiple subadvisers among the subadvisers. Each subadviser has discretion, subject to oversight by the Board and the investment manager, to purchase and sell portfolio assets, consistent with the fund's investment objectives, policies, and restrictions. Generally, the services that a subadviser provides to the fund are limited to asset management and related recordkeeping services.

The investment manager has entered into an advisory agreement with each subadviser under which the subadviser provides investment advisory assistance and day-to-day management of some or all of the fund's portfolio, as well as investment research and statistical information. A subadviser may also serve as a discretionary or non-discretionary investment adviser to management or advisory accounts that are unrelated in any manner to the investment manager or its affiliates.

The following table shows the advisory fee schedules for fees paid by the investment manager to subadvisers for funds that have subadvisers. The table is organized by fiscal year end. You can find your fund's fiscal year end in Table 1.

          TABLE 17. SUBADVISERS AND SUBADVISORY AGREEMENT FEE SCHEDULES



                                                                  PARENT
                                                                 COMPANY,
FUND                        SUBADVISER NAME                       IF ANY    FEE SCHEDULE
--------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING MARCH 31
--------------------------------------------------------------------------------------------------------------
Small Cap Advantage         Kenwood Capital Management LLC           A      0.60% on the first $100 million,
                                                                            reducing to
                            (Kenwood)(a), (c) (effective May                0.45% as assets increase, and
                            4, 1999)                                        subject to a performance incentive
                                                                            adjustment(b)
--------------------------------------------------------------------------------------------------------------
Small Cap Growth            Essex Investment Management              B      0.70% on the first $20 million,
                            Company, LLC (effective Sept. 23,               reducing to
                            2005)                                           0.60% as assets increase
                            ----------------------------------------------------------------------------------
                            Federated MDTA, LLC (MDTA)               C      0.60% on all assets
                            (effective Sept. 23, 2005)
                            ----------------------------------------------------------------------------------
                            Turner Investment Partners, LLC         N/A     0.60% on the first $50 million,
                                                                            reducing to
                            (Turner) (effective Aug. 18, 2003)              0.50% as assets increase
                            ----------------------------------------------------------------------------------
                            UBS Global Asset                        N/A     0.55% on the first $150 million,
                            Management (Americas) (UBS)                     reducing to
                                                                            0.50% as assets increase
                            (effective Aug. 18, 2003)
--------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING MAY 31
--------------------------------------------------------------------------------------------------------------
Aggressive Growth           American Century                         D      0.50% on the first $100 million,
                                                                            reducing to
                            (effective April 24, 2003)                      0.38% as assets increase
                            ----------------------------------------------------------------------------------
                            Turner                                  N/A     0.55% on the first $100 million,
                            (effective April 24, 2003)                      reducing to
                                                                            0.38% as assets increase
--------------------------------------------------------------------------------------------------------------


Statement of Additional Information - Dec. 28, 2007                      Page 95

                                                                  PARENT
                                                                 COMPANY,
FUND                        SUBADVISER NAME                       IF ANY    FEE SCHEDULE
--------------------------------------------------------------------------------------------------------------
Fundamental Growth
Goldman Sachs Asset         E                                    0.50% on
  Management, L.P.                                                  the
  (Goldman) (effective                                             first
  April 24, 2003)                                                   $50
                                                                 million,
                                                                 reducing
                                                                 to 0.30%
                                                                    as
                                                                  assets
                                                                 increase
                            ----------------------------------------------------------------------------------
                            Wellington Management Company, LLP      N/A     0.50% on the first $50 million,
                            (Wellington Management)                         reducing to 0.40% as assets
                            (effective April 26, 2005)                      increase
--------------------------------------------------------------------------------------------------------------
Fundamental Value           Davis Selected Advisers,                N/A     0.45% on the first $100 million,
                            LP (Davis)(a), (c) (effective June              reducing to
                            18, 2001)                                       0.25% as assets increase
--------------------------------------------------------------------------------------------------------------
Select Value                Systematic Financial Management,         F      0.50% on the first $50 million,
                            L.P. (Systematic)(c) (effective                 reducing to 0.30% as assets
                            Sept. 29, 2006)                                 increase
                            ----------------------------------------------------------------------------------
                            WEDGE Capital Management L.L.P.         N/A     0.75% on the first $10 million,
                            (WEDGE)(c) (effective Sept. 29,                 reducing to 0.30% as assets
                            2006)                                           increase
--------------------------------------------------------------------------------------------------------------
Small Cap Equity            American Century                         D      0.65% on the first $25 million,
                            (effective Dec. 12, 2003)                       reducing to 0.55% as assets
                                                                            increase
                            ----------------------------------------------------------------------------------
                            Lord, Abbett & Co. LLC                  N/A     0.65% on the first $100 million,
                            (Lord Abbett) (effective Dec. 12,               reducing to
                            2003)                                           0.55% as assets increase
                            ----------------------------------------------------------------------------------
                            Wellington Management                   N/A     0.60%, subject to a performance
                            (effective March 8, 2002)                       incentive adjustment(d)
--------------------------------------------------------------------------------------------------------------
Small Cap Value             Barrow, Hanley, Mewhinney &              G      1.00% on the first $10 million,
                            Strauss (BHMS)(c) (effective March              reducing to 0.30% as assets
                            12, 2004)                                       increase
                            ----------------------------------------------------------------------------------
                            Donald Smith & Co., Inc.                N/A     0.60% on the first $175 million,
                            (Donald Smith)(c) (effective March              reducing to
                            12, 2004)                                       0.55% as assets increase
                            ----------------------------------------------------------------------------------
                            Franklin Portfolio Associates            H      0.60% on the first $100 million,
                            LLC(c) (Franklin Portfolio                      reducing to
                            Associates)                                     0.55% as assets increase
                            (effective March 12, 2004)
                            ----------------------------------------------------------------------------------
                            Metropolitan West Capital                I      0.50% on all assets
                            Management, LLC (MetWest Capital)
                            (effective April 24, 2006)
--------------------------------------------------------------------------------------------------------------
Value                       Lord Abbett                             N/A     0.35% on the first $200 million,
                            (effective June 18, 2001)                       reducing to
                                                                            0.25% as assets increase
--------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING OCTOBER 31
--------------------------------------------------------------------------------------------------------------
Emerging Markets            Threadneedle International               J      0.45% of the first $150 million,
                            Limited(a)                                      reducing to
                            (Threadneedle)                                  0.30% as assets increase, and
                            (effective July 9, 2004)                        subject to a performance incentive
                                                                            adjustment(e)
--------------------------------------------------------------------------------------------------------------
European Equity             Threadneedle(a)                          J      0.35% of the first $150 million,
                            (effective July 9, 2004)                        reducing to
                                                                            0.20% as assets increase, and
                                                                            subject to a performance incentive
                                                                            adjustment(e)
--------------------------------------------------------------------------------------------------------------
Global Equity               Threadneedle(a) (effective July 9,       J      0.35% of the first $150 million,
                            2004)                                           reducing to 0.20% as assets
                                                                            increase, and subject to a
                                                                            performance incentive
                                                                            adjustment(e)
--------------------------------------------------------------------------------------------------------------
International               Columbia Wanger Asset Management         K      0.70% on the first $100 million,
Aggressive Growth           L.P.                                            reducing to
                            (Columbia WAM) (effective Sept. 5,              0.50% as assets increase
                            2001)
                            ----------------------------------------------------------------------------------
                            Principal Global Investors, LLC         N/A     0.55% on the first $100 million,
                            (Principal) (effective April 24,                reducing to
                            2006)                                           0.42% as assets increase
--------------------------------------------------------------------------------------------------------------
International Opportunity   Threadneedle(a)                          J      0.35% of the first $150 million,
                            (effective July 9, 2004)                        reducing to 0.20% as assets
                                                                            increase, and subject to a
                                                                            performance incentive
                                                                            adjustment(e)
--------------------------------------------------------------------------------------------------------------
International Select Value  AllianceBernstein L.P.                  N/A     0.65% on the first $75 million,
                            (AllianceBernstein) (effective                  reducing to 0.30% as assets
                            Sept. 17, 2001)                                 increase
--------------------------------------------------------------------------------------------------------------


Statement of Additional Information - Dec. 28, 2007                      Page 96

                                                                  PARENT
                                                                 COMPANY,
FUND                        SUBADVISER NAME                       IF ANY    FEE SCHEDULE
--------------------------------------------------------------------------------------------------------------
International Small Cap
AIG Global Investment       L                                    0.75% on
  Corp. (AIGGIC)                                                    the
  (effective April 24,                                             first
  2006)                                                            $100
                                                                 million,
                                                                 reducing
                                                                    to
                                                                 0.70% as
                                                                  assets
                                                                 increase
                            ----------------------------------------------------------------------------------
                            Batterymarch Financial Management,       M      0.75% on the first $100 million,
                            Inc.                                            reducing to
                            (Batterymarch) (effective April                 0.70% as assets increase
                            24, 2006)
--------------------------------------------------------------------------------------------------------------





(a) Davis is a 1940 Act affiliate of the investment manager because it owns or has owned more than 5% of the public issued securities of the investment manager's parent company, Ameriprise Financial. Kenwood is an affiliate of the investment manager as an indirect partially-owned subsidiary of Ameriprise Financial. Threadneedle is an affiliate of the investment manager as an indirect wholly-owned subsidiary of Ameriprise Financial.

(b) The adjustment will increase or decrease based on the performance of the subadviser's allocated portion of the fund compared to the performance of the Russell 2000 Index, up to a maximum adjustment of 12 basis points (0.12%).

(c) The fee is calculated based on the combined net assets subject to the subadviser's investment management.

(d) The adjustment will increase or decrease based on the performance of the subadviser's allocated portion of the fund compared to the performance of the Russell 2000 Index, up to a maximum adjustment of 10 basis points (0.10%).

(e) The adjustment for Threadneedle is based on the performance of one Class A share of the fund and the change in the Lipper Index described in Table 15. The performance of the fund and the Index will be calculated using the method described above for the performance incentive adjustment paid to the investment manager under the terms of the Investment Management Services Agreement. The amount of the adjustment to Threadneedle's fee, whether positive or negative, shall be equal to one-half of the performance incentive adjustment made to the investment management fee payable to the investment manager under the terms of the Investment Management Services Agreement. The performance incentive adjustment was effective Dec. 1, 2004.

(f) These rates are retroactive. When average daily net assets fall within this range, the corresponding rate applies to all the assets in the fund, e.g., if average daily net assets are $200 million, the fee rate of 0.60% applies to the entire $200 million balance.

A -     Kenwood is an indirect partially-owned subsidiary of Ameriprise
        Financial.

B -     Essex is majority owned by Affiliated Managers Group.

C -     Federated MDTA LLC is an indirect subsidiary of Federated Investors,
        Inc.

D - American Century Investment Management, Inc. is a direct, wholly-owned subsidiary of American Century Companies, Inc.

E -     Goldman is an affiliate of Goldman Sachs & Co.

F -     Systematic is an affiliate of Affiliated Managers Group.

G -     BHMS is an independent-operating subsidiary of Old Mutual Asset
        Management.

H - Franklin Portfolio Associates is an indirect wholly-owned subsidiary of Mellon Financial Corporation.

I - MetWest Capital is a majority-owned subsidiary of Evergreen Investments and Wachovia Corporation.

J -     Threadneedle is an indirect wholly-owned subsidiary of Ameriprise
        Financial.

K - Columbia WAM is an indirect wholly-owned subsidiary of Columbia Management Group, Inc., which in turn is a wholly-owned subsidiary of Bank of America Corporation.




L - AIGGIC is an indirect wholly-owned subsidiary of American International Group, Inc. (AIG).



M - Batterymarch is a wholly-owned, independent subsidiary of Legg Mason, Inc.




Statement of Additional Information - Dec. 28, 2007                      Page 97

The following table shows the subadvisory fees paid by the investment manager to subadvisers in the last three fiscal periods. The table is organized by fiscal year end. You can find your fund's fiscal year end in Table 1.

                           TABLE 18. SUBADVISORY FEES

                                                                                SUBADVISORY FEES PAID
                                                                        -----------------------------------------
FUND                                        SUBADVISER                     2007         2006         2005
-----------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING MARCH 31
-----------------------------------------------------------------------------------------------------------------
Small Cap Advantage         Kenwood                                     $3,180,483   $2,856,138   $3,089,403
-----------------------------------------------------------------------------------------------------------------
Small Cap Growth            Essex                                          281,295      120,556(a)       N/A
                            -------------------------------------------------------------------------------------
                            MDTA                                           411,034      165,110(a)       N/A
                            -------------------------------------------------------------------------------------
                            Turner                                         265,516      321,406      371,758
                            -------------------------------------------------------------------------------------
                            UBS                                            342,871      371,341      342,815
                            -------------------------------------------------------------------------------------
                            Former Subadviser: Bjurman, Barry &
                            Associates
                            (from Aug. 18, 2003 to Sept. 23, 2005)             N/A      175,818(b)   366,178
                            -------------------------------------------------------------------------------------
                            Former Subadviser: RS Investment
                            Management, L.P.
                            (from Jan. 24, 2001 to Sept. 23, 2005)             N/A      257,675(b)   581,602
-----------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING MAY 31
-----------------------------------------------------------------------------------------------------------------
Aggressive Growth           American Century                             1,321,245      512,880      114,981
                            -------------------------------------------------------------------------------------
                            Turner                                       1,304,994      525,422      119,529
-----------------------------------------------------------------------------------------------------------------
Fundamental Growth          Goldman                                        524,246      322,470      143,448
                            -------------------------------------------------------------------------------------
                            Wellington Management*                         511,380      323,866       21,015(c)
                            -------------------------------------------------------------------------------------
                            Former subadviser: Eagle Asset
                            Management, Inc., a subsidiary of Raymond
                            James Financial, Inc.
                            (from inception to April 26, 2005)                 N/A          N/A      139,312(d)
-----------------------------------------------------------------------------------------------------------------
Fundamental Value           Davis                                        3,673,544    3,787,565    2,834,365
-----------------------------------------------------------------------------------------------------------------
Select Value                Systematic                                     753,292(e)       N/A          N/A
                            -------------------------------------------------------------------------------------
                            WEDGE                                          776,260(e)       N/A          N/A
                            -------------------------------------------------------------------------------------
                            Former subadviser: GAMCO Asset Management
                            Inc.
                            (from inception to September 28, 2006)         786,466(f) 2,763,925    2,709,039
-----------------------------------------------------------------------------------------------------------------
Small Cap Equity            American Century                               662,396      457,181      302,079
                            -------------------------------------------------------------------------------------
                            Lord Abbett                                    677,462      433,241      278,497
                            -------------------------------------------------------------------------------------
                            Wellington Management*                         650,960      614,053     388,922
-----------------------------------------------------------------------------------------------------------------
Small Cap Value             BHMS                                           970,241    1,008,072      823,441
                            -------------------------------------------------------------------------------------
                            Donald Smith                                 1,180,183    1,242,221      992,659
                            -------------------------------------------------------------------------------------
                            Franklin Portfolio Associates                1,198,029    1,289,120      957,263
                            -------------------------------------------------------------------------------------
                            MetWest Capital                              1,769,553      225,545(g)       N/A
                            -------------------------------------------------------------------------------------
                            Former subadviser: Royce & Associates,
                            LLC
                            (from inception to April 24, 2006)                 N/A    1,395,487(h) 2,287,184
                            -------------------------------------------------------------------------------------
                            Former subadviser: Goldman Sachs Asset
                            Management, L.P. (from Aug. 2002 to April
                            24, 2006)                                       38,601    1,312,424(h) 1,599,715
-----------------------------------------------------------------------------------------------------------------
Value                       Lord Abbett                                  1,236,484    1,369,949    1,389,323
-----------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING OCTOBER 31
-----------------------------------------------------------------------------------------------------------------
Emerging Markets            Threadneedle                                 2,728,720    2,170,719    1,556,386
-----------------------------------------------------------------------------------------------------------------
European Equity             Threadneedle                                   406,594      356,308      432,362
-----------------------------------------------------------------------------------------------------------------



Statement of Additional Information - Dec. 28, 2007                      Page 98

                                                                                SUBADVISORY FEES PAID
                                                                        -----------------------------------------
FUND                                        SUBADVISER                     2007         2006         2005
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
Global Equity               Threadneedle                                $2,408,387   $2,358,731   $1,621,159
-----------------------------------------------------------------------------------------------------------------
International Aggressive    Columbia WAM                                 1,568,158    1,264,808      985,095
                            -------------------------------------------------------------------------------------
Growth                      Principal                                    1,760,150      632,882(k)       N/A
                            -------------------------------------------------------------------------------------
                            Former subadviser: American Century
                            Global Investment Management** (from Jan.
                            2005 to April 24, 2006)                            N/A      821,124(l)   959,879
-----------------------------------------------------------------------------------------------------------------
International Equity        Former subadviser: Boston Company (from
                            Oct. 3, 2002 to Nov. 16, 2007)                 517,765      463,380      412,238
                            -------------------------------------------------------------------------------------
                            Former subadviser: Marsico (from Oct. 1,
                            2004 to Nov. 16, 2007)                         567,447      495,063      410,005
-----------------------------------------------------------------------------------------------------------------
International Opportunity   Threadneedle                                 1,895,712    1,948,352    1,720,351
-----------------------------------------------------------------------------------------------------------------
International Select Value  AllianceBernstein                            7,962,307    6,022,579    4,126,134
-----------------------------------------------------------------------------------------------------------------
International Small Cap     AIGGIC                                         425,696      201,650(i)       N/A
                            -------------------------------------------------------------------------------------
                            Batterymarch                                   439,593      205,659(i)       N/A
                            -------------------------------------------------------------------------------------
                            Former subadviser: Templeton Investment
                            Counsel, LLC (Franklin Templeton) (from
                            Oct. 3, 2002 to April 24, 2006)                    N/A      226,154(j)   317,358
                            -------------------------------------------------------------------------------------
                            Former subadviser: Wellington Management
                            Company, LLP together with its affiliate
                            Wellington Management International Ltd
                            (from Oct. 3, 2002 to April 24, 2006)              N/A      243,185(j)   331,593
-----------------------------------------------------------------------------------------------------------------





     * Beginning on July 1, 2006, under the Subadvisory Agreement, RiverSource Investments is subject to a minimum annual fee of $350,000, payable to Wellington Management.

    ** American Century Global Investment Management managed the portion of the
       Fund's portfolio previously managed by American Century since Sept. 2001. The change of subadviser is the result of corporate restructuring of American Century and did not result in any modifications to the investment objective, principal investment strategies, portfolio managers, or the fees paid by the Fund.

(a)    For the fiscal period from Sept. 23, 2005 to March 31, 2006.
(b)    For the fiscal period from April 1, 2005 to Sept. 23, 2005.
(c)    For the fiscal period from April 26, 2005 to May 31, 2005.
(d)    For the fiscal period from June 1, 2004 to April 26, 2005.
(e)    For the fiscal period from Sept. 29, 2006 to May 31, 2007.
(f)    For the fiscal period from June 1, 2006 to Sept. 28, 2006.
(g)    For the fiscal period from April 24, 2006 to May 31, 2006.
(h)    For the fiscal period from June 1, 2005 to April 24, 2006.



(i)    For the fiscal period from April 24, 2006 to Oct. 31, 2006.


(j)    For the fiscal period from Nov. 1, 2005 to April 24, 2006.






Statement of Additional Information - Dec. 28, 2007                      Page 99

PORTFOLIO MANAGERS. For funds other than money market funds, the following table provides information about the fund's portfolio managers as of the end of the most recent fiscal period. The table is organized by fiscal year end. You can find your fund's fiscal year end in Table 1.

                          TABLE 19. PORTFOLIO MANAGERS


                                               OTHER ACCOUNTS MANAGED (EXCLUDING THE FUND)
                                         -------------------------------------------------------            POTENTIAL
                                                                APPROXIMATE                       OWNERSHIP CONFLICTS
                                            NUMBER AND TYPE      TOTAL NET     PERFORMANCE BASED   OF FUND      OF    STRUCTURE OF
FUND               PORTFOLIO MANAGER          OF ACCOUNT*          ASSETS         ACCOUNTS(A)      SHARES    INTEREST COMPENSATION
----------------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING JANUARY 31
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
Portfolio      Kent M. Bergene(b)                                                                $10,001 -
  Builder                                                                                        $50,000
  Aggressive
               -------------------------                                                         ----------
               David M. Joy              5 RICs               $2.72 billion   None               None          (1)        (27)
               -------------------------                                                         ----------
               Michelle M. Keeley(c)                                                             None
               -------------------------                                                         ----------
               William F. Truscott(c)                                                            None
----------------------------------------------------------------------------------------------------------------------------------
Portfolio      Kent M. Bergene                                                                   $10,001 -
  Builder                                                                                        $50,000
  Conservative
               -------------------------                                                         ----------
               David M. Joy              5 RICs               $3.11 billion   None               None          (1)        (27)
               -------------------------                                                         ----------
               Michelle M. Keeley                                                                None
               -------------------------                                                         ----------
               William F. Truscott                                                               None
----------------------------------------------------------------------------------------------------------------------------------
Portfolio      Kent M. Bergene                                                                   $10,001 -
Builder                                                                                          $50,000
Moderate
               -------------------------                                                         ----------
               David M. Joy              5 RICs               $2.41 billion   None               None          (1)        (27)
               -------------------------                                                         ----------
               Michelle M. Keeley                                                                $100,001 -
                                                                                                 $500,000
               -------------------------                                                         ----------
               William F. Truscott                                                               None
----------------------------------------------------------------------------------------------------------------------------------
Portfolio      Kent M. Bergene                                                                   $10,001 -
  Builder                                                                                        $50,000
  Moderate
  Aggressive
               -------------------------                                                         ----------
               David M. Joy              5 RICs               $2.2 billion    None               $100,001 -    (1)        (27)
                                                                                                 $500,000
               -------------------------                                                         ----------
               Michelle M. Keeley                                                                None
               -------------------------                                                         ----------
               William F. Truscott                                                               $100,001 -
                                                                                                 $500,000
----------------------------------------------------------------------------------------------------------------------------------
Portfolio      Kent M. Bergene                                                                   $10,001 -
  Builder                                                                                        $50,000
  Moderate
  Conservative
               -------------------------                                                         ----------
               David M. Joy              5 RICs               $2.95 billion   None               None          (1)        (27)
               -------------------------                                                         ----------
               Michelle M. Keeley                                                                None
               -------------------------                                                         ----------
               William F. Truscott                                                               None
----------------------------------------------------------------------------------------------------------------------------------
Portfolio      Kent M. Bergene                                                                   $10,001 -
  Builder                                                                                        $50,000
  Total Equity
               -------------------------                                                         ----------
               David M. Joy              5 RICs               $2.76 billion   None               None          (1)        (27)
               -------------------------                                                         ----------
               Michelle M. Keeley                                                                None
               -------------------------                                                         ----------
               William F. Truscott                                                               None
----------------------------------------------------------------------------------------------------------------------------------
S&P 500 Index  David Factor              2 RICs               $1.5 billion    None               None          (2)        (28)
                                         2 PIVs               $2.4 billion
----------------------------------------------------------------------------------------------------------------------------------
Small Company  David Factor              2 RICs               $0.7 billion    None               None          (2)        (28)
Index
                                         2 PIVs               $2.4 billion
----------------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING MARCH 31
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
Equity Value   Warren Spitz                                                                      $10,001 -
                                                                                                 $50,000
               -------------------------                                                         ----------
               Steve Schroll             8 RICs               $16.03 billion                     $50,001 -
                                         1 PIV                $104.55 million 5 RICs             $100,000      (2)        (28)
               -------------------------                                                         ----------
               Laton Spahr               3 other accounts(f)  $390.11 million ($15.64 B)         $100,001 -
                                                                                                 $500,000
               -------------------------                                                         ----------
               Paul Stocking                                                                     $100,001 -
                                                                                                 $500,000
----------------------------------------------------------------------------------------------------------------------------------
Precious       Clay Hoes                 1 PIV                $62.62 million  None               $1 -        (2), (3)     (28)
Metals and                                                                                       $10,000
Mining
----------------------------------------------------------------------------------------------------------------------------------



Statement of Additional Information - Dec. 28, 2007                     Page 100

                                               OTHER ACCOUNTS MANAGED (EXCLUDING THE FUND)
                                         -------------------------------------------------------            POTENTIAL
                                                                APPROXIMATE                       OWNERSHIP CONFLICTS
                                            NUMBER AND TYPE      TOTAL NET     PERFORMANCE BASED   OF FUND      OF    STRUCTURE OF
FUND               PORTFOLIO MANAGER          OF ACCOUNT*          ASSETS         ACCOUNTS(A)      SHARES    INTEREST COMPENSATION
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
Small Cap      UBS: Paul A. Graham       6 RICs               $931.0 million
Growth                                   2 PIVs               $236.0 million
                                         8 other accounts     $470.0 million  1 other account    None          (4)        (29)
               --------------------------------------------------------------
               UBS: David N. Wabnik      6 RICs               $931.0 million  ($56 M)
                                         2 PIVs               $236.0 million
                                         28 other accounts    $461.0 million
               -------------------------------------------------------------------------------------------------------------------
               Turner: William C. McVail 7 RICs               $1.1 billion    1 RIC ($35 M);
                                         9 PIVs               $166.0 million  3 other
                                         48 other accounts    $3.6 billion    accounts
                                                                              ($124 M)
               ---------------------------------------------------------------------------------
               Turner:                   18 RICs              $4.1 billion    3 RICs
               Christopher K. McHugh     35 PIVs              $687.0 million  ($797 M);
                                         77 other accounts    $5.5 billion    5 other
                                                                              accounts
                                                                              ($249 M)           None          (5)        (30)
               ---------------------------------------------------------------------------------
               Turner:                   5 RICs               $1.0 billion    1 RIC
               Frank L. Sustersic        7 PIVs               $95.0 million   ($46 M);
                                         47 other accounts    $2.4 billion    3 other
                                                                              accounts
                                                                              ($124 M)
               ---------------------------------------------------------------------------------
               Turner:                   13 RICs              $3.2 billion    1 RIC
               Jason D. Schrotberger     27 PIVs              $500.0 million  ($20 M);
                                         55 other accounts    $2.9 billion    5 other
                                                                              accounts
                                                                              ($249 M)
               -------------------------------------------------------------------------------------------------------------------
               Essex: Nancy B. Prial     1 RIC                $63.1 million   None               None          (6)        (31)
                                         1 PIV                $85.5 million
                                         26 other accounts    $310.1 million
               -------------------------------------------------------------------------------------------------------------------
               MDTA: David Goldsmith
               -------------------------
               MDTA:
               Frederick L. Konopka
               -------------------------
               MDTA: Sarah A. Stahl
               -------------------------
               MDTA:
               Stephen R. Griscom
               -------------------------
               MDTA: Daniel J. Mahr      7 RICs               $448.34 million None               None          (7)        (32)
                                         34 other accounts    $7.28 billion
               -------------------------
               MDTA:
               Douglas K. Thunen
               -------------------------
               MDTA:
               Brian M. Greenberg
               -------------------------
               MDTA: David N. Esch
               -------------------------
               MDTA: Alok Bhushan
               -------------------------
               MDTA: David A. Troiano
----------------------------------------------------------------------------------------------------------------------------------
Small Cap      Kenwood:                  1 RIC                $201.34 million 1 RIC              $100,001 -
Advantage      Jake Hurwitz              1 PIV                $111.48 million ($201.34 M);       $500,000
               -------------------------                                                         ----------
               Kenwood:                  22 other accounts    $702.14 million 1 other            $100,001 -    (8)        (33)
               Kent Kelley                                                    account            $500,000
                                                                              ($106.42 M)
----------------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING APRIL 30
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
Retirement     Dimitris Bertsimas        15 RICs              $5.87 billion   5 RICs
Plus 2010                                3 PIVs               $229.57 million ($4.67 B)
                                         18 other accounts    $742.89 million                    None          (9)        (28)
               ---------------------------------------------------------------------------------
               Colin Lundgren            11 RICs              $1.87 billion   None
               -------------------------
               Erol Sonderegger
----------------------------------------------------------------------------------------------------------------------------------
Retirement     Dimitris Bertsimas        15 RICs              $5.86 billion   5 RICs
Plus 2015                                3 PIVs               $229.57 million ($4.67 B)
                                         18 other accounts    $743.89 million                    None          (9)        (28)
               ---------------------------------------------------------------------------------
               Colin Lundgren            11 RICs              $1.87 billion
               -------------------------
               Erol Sonderegger
----------------------------------------------------------------------------------------------------------------------------------



Statement of Additional Information - Dec. 28, 2007                     Page 101

                                               OTHER ACCOUNTS MANAGED (EXCLUDING THE FUND)
                                         -------------------------------------------------------            POTENTIAL
                                                                APPROXIMATE                       OWNERSHIP CONFLICTS
                                            NUMBER AND TYPE      TOTAL NET     PERFORMANCE BASED   OF FUND      OF    STRUCTURE OF
FUND               PORTFOLIO MANAGER          OF ACCOUNT*          ASSETS         ACCOUNTS(A)      SHARES    INTEREST COMPENSATION
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
Retirement     Dimitris Bertsimas        15 RICs              $5.85 billion   5 RICs
Plus 2020                                3 PIVs               $229.57 million ($4.67 B)
                                         18 other accounts    $743.89 million                    None          (9)        (28)
               ---------------------------------------------------------------------------------
               Colin Lundgren            11 RICs              $1.85 billion
               -------------------------
               Erol Sonderegger
----------------------------------------------------------------------------------------------------------------------------------
Retirement     Dimitris Bertsimas        15 RICs              $5.85 billion   5 RICs
Plus 2025                                3 PIVs               $229.57 million ($4.67 B)
                                         18 other accounts    $743.89 million                    None          (9)        (28)
               ---------------------------------------------------------------------------------
               Colin Lundgren            11 RICs              $1.85 billion
               -------------------------
               Erol Sonderegger
----------------------------------------------------------------------------------------------------------------------------------
Retirement     Dimitris Bertsimas        15 RICs              $5.85 billion   5 RICs
Plus 2030                                3 PIVs               $229.57 million ($4.67 B)
                                         18 other accounts    $743.89 million                    None          (9)        (28)
               ---------------------------------------------------------------------------------
               Colin Lundgren            11 RICs              $1.86 billion
               -------------------------
               Erol Sonderegger
----------------------------------------------------------------------------------------------------------------------------------
Retirement     Dimitris Bertsimas        15 RICs              $5.87 billion   5 RICs
Plus 2035                                3 PIVs               $229.57 million ($4.67 B)
                                         18 other accounts    $742.89 million                    None          (9)        (28)
               ---------------------------------------------------------------------------------
               Colin Lundgren            11 RICs              $1.87 billion
               -------------------------
               Erol Sonderegger
----------------------------------------------------------------------------------------------------------------------------------
Retirement     Dimitris Bertsimas        15 RICs              $5.86 billion   5 RICs
Plus 2040                                3 PIVs               $229.57 million ($4.67 B)
                                         18 other accounts    $743.89 million                    None          (9)        (28)
               ---------------------------------------------------------------------------------
               Colin Lundgren            11 RICs              $1.87 billion
               -------------------------
               Erol Sonderegger
----------------------------------------------------------------------------------------------------------------------------------
Retirement     Dimitris Bertsimas        15 RICs              $5.88 billion   5 RICs
Plus 2045                                3 PIVs               $229.57 million ($4.67 B)
                                         18 other accounts    $743.89 million                    None          (9)        (28)
               ---------------------------------------------------------------------------------
               Colin Lundgren            11 RICs              $1.89 billion
               -------------------------
               Erol Sonderegger
----------------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING MAY 31
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
Aggressive     Turner:                   18 RICs              $4.2 billion    3 RICs
Growth         Christopher K. McHugh     43 PIVs              $626.0 million  ($836 M);
                                         58 other accounts    $4.6 billion    2 PIVs ($4 M);
                                                                              5 other
                                                                              accounts
                                                                              ($273 M)
               ---------------------------------------------------------------------------------
               Turner:                   9 RICs               $2.8 billion    1 RIC ($21 M);     None          (5)        (30)
               Tara Hedlund              23 PIVs              $330.0 million  2 PIVs ($4 M);
                                         16 other accounts    $875.0 million  2 other accounts
                                                                              ($139 M)
               ---------------------------------------------------------------------------------
               Turner:                   14 RICs              $3.3 billion    1 RIC ($21 M);
               Jason Schrotberger        38 PIVs              $543.0 million  2 PIVs ($4 M);
                                         53 other accounts    $3.1 billion    5 other accounts
                                                                              ($273 M)
               -------------------------------------------------------------------------------------------------------------------
               American Century:         8 RICs               $6.7 billion
               Glen A. Fogle             2 other accounts     $147.92 million
               -------------------------
               American Century:                                              None               None          (10)       (34)
               David M. Holland
               --------------------------------------------------------------
               American Century:         5 RICs               $3.22 billion
               Bradley X. Eixmann        2 other accounts     $147.92 million
----------------------------------------------------------------------------------------------------------------------------------
Fundamental    Goldman:
Growth         Steven M. Barry
               -------------------------
               Goldman:                  22 RICs              $9.46 billion   14 other accounts
               David G. Shell            1 PIV                $10.54 million  ($2.98 B)          None          (11)       (35)
               -------------------------
               Goldman:                  373 other accounts   $18.98 billion
               Gregory H. Ekizian
               -------------------------------------------------------------------------------------------------------------------
               Wellington Management:    5 RICs               $2.30 billion   1 PIV ($312 M);    None          (12)       (36)
               Andrew J. Shilling        9 PIVs               $2.05 billion   2 other accounts
                                         41 other accounts    $9.03 billion   ($439 M)
----------------------------------------------------------------------------------------------------------------------------------



Statement of Additional Information - Dec. 28, 2007                     Page 102

                                               OTHER ACCOUNTS MANAGED (EXCLUDING THE FUND)
                                         -------------------------------------------------------            POTENTIAL
                                                                APPROXIMATE                       OWNERSHIP CONFLICTS
                                            NUMBER AND TYPE      TOTAL NET     PERFORMANCE BASED   OF FUND      OF    STRUCTURE OF
FUND               PORTFOLIO MANAGER          OF ACCOUNT*          ASSETS         ACCOUNTS(A)      SHARES    INTEREST COMPENSATION
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
Fundamental    Christopher C. Davis      28 RICs              $83.75 billion
Value                                    12 PIVs              $1.34 billion
                                         49,000 other         $16.61 billion
                                         accounts(f)
               --------------------------------------------------------------
               Kenneth C. Feinberg       26 RICs              $83.71 billion  None               None((g))     (13)       (37)
                                         12 PIVs              $1.34 billion
                                         49,000 other         $16.61 billion
                                         accounts(f)
----------------------------------------------------------------------------------------------------------------------------------
High Yield     Scott Schroepfer          1 RIC                $1.25 billion   None               $100,001 -
Bond                                                                                             $500,000
               --------------------------------------------------------------------------------------------
               Jennifer Ponce de Leon    5 RICs               $8.3 billion    None               None          (2)        (28)
                                         1 PIV                $19.62 million
                                         8 other accounts     $2.31 billion
----------------------------------------------------------------------------------------------------------------------------------
Income Builder Dimitris Bertsimas        17 RICs              $6.27 billion   6 RICs             None
Basic Income                             3 PIVs               $233.07 million ($5.13 B)
                                         19 other accounts    $1.09 billion                                    (9)        (28)
               --------------------------------------------------------------------------------------------
               Colin Lundgren
               -------------------------                                                         None
               Erol Sonderegger          12 RICs              $1.86 billion   None               $10,001 -
                                                                                                 $50,000
----------------------------------------------------------------------------------------------------------------------------------
Income Builder Dimitris Bertsimas        17 RICs              $6.19 billion   6 RICs
Enhanced                                 3 PIVs               $233.07 million ($5.13 B)
Income                                   19 other accounts    $1.09 billion
               ---------------------------------------------------------------------------------
               Colin Lundgren                                                 None               None          (9)        (28)
               -------------------------
               Erol Sonderegger          12 RICs              $1.79 billion
----------------------------------------------------------------------------------------------------------------------------------
Income Builder Dimitris Bertsimas        17 RICs              $5.96 billion   6 RICs             $500,001 -
Moderate                                 3 PIVs               $233.07 million ($5.13 B)          $1,000,000
Income                                   19 other accounts    $1.09 billion
               --------------------------------------------------------------------------------------------
               Colin Lundgren                                                                    $100,001 -    (9)        (28)
                                                                                                 $500,000
               -------------------------                                                         ----------
               Erol Sonderegger          12 RICs              $1.56 billion   None               $10,001 -
                                                                                                 $50,000
----------------------------------------------------------------------------------------------------------------------------------
Select Value   Systematic:               5 RICs               $1.06 billion   None
               Ron Mushock               2 PIVs               $26.9 million
                                         1,422 other accounts $1.30 billion                      None          (25)       (49)
               ---------------------------------------------------------------------------------
               Systematic:               6 RICs               $1.19 billion   1 other
               Kevin McCreesh            6 PIVs               $832.1 million  account
                                         257 other accounts   $4.64 billion   ($365.0 M)
               -------------------------------------------------------------------------------------------------------------------
               WEDGE:
               R. Michael James
               -------------------------
               WEDGE:                    2 RICs               $143.2 million  None               None          (26)       (50)
               Peter F. Bridge           1 PIV                $6.7 million
               -------------------------
               WEDGE:                    231 other accounts   $3.9 billion
               Paul M. VeZolles
----------------------------------------------------------------------------------------------------------------------------------
Short Duration Scott Kirby               10 RICs              $12.60 billion  3 RICs ($5.16 B);  $10,001 -
U.S.                                     5 PIVs               $1.99 billion   1 other account    $50,000
Government                               44 other accounts(d) $20.83 billion  ($19.48 M)                       (2)        (28)
               --------------------------------------------------------------------------------------------
               Jamie Jackson             12 RICs              $16.63 billion  3 RICs ($5.16 B);  $10,001 -
                                         6 PIVs               $2.71 billion   1 other account    $50,000
                                         29 other accounts(d) $7.58 billion   ($40.58 M)
----------------------------------------------------------------------------------------------------------------------------------



Statement of Additional Information - Dec. 28, 2007                     Page 103

                                               OTHER ACCOUNTS MANAGED (EXCLUDING THE FUND)
                                         -------------------------------------------------------            POTENTIAL
                                                                APPROXIMATE                       OWNERSHIP CONFLICTS
                                            NUMBER AND TYPE      TOTAL NET     PERFORMANCE BASED   OF FUND      OF    STRUCTURE OF
FUND               PORTFOLIO MANAGER          OF ACCOUNT*          ASSETS         ACCOUNTS(A)      SHARES    INTEREST COMPENSATION
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
Small Cap      American Century:         10 RICs              $7.05 billion
Equity         Thomas P. Vaiana          2 PIVs               $121.07 million
                                         3 other accounts     $285.37 million
               --------------------------------------------------------------
               American Century:         6 RICs               $2.31 billion
               Wihelmine von Turk        1 PIV                $67.39 million  None               None          (10)       (34)
                                         2 other accounts     $270.92 million
               --------------------------------------------------------------
               American Century:         7 RICs               $2.34 billion
               Brian Ertley              1 PIV                $67.39 million
                                         2 other accounts     $270.92 million
               -------------------------------------------------------------------------------------------------------------------
               Lord Abbett:              3 RICs               $1.86 billion   None               None(h)       (14)       (38)
               Michael T. Smith          14 other accounts    $966.20 million
               -------------------------------------------------------------------------------------------------------------------
               Wellington Management:    3 RICs               $1.89 billion
               Kenneth L. Abrams         5 PIVs               $1.19 billion   1 RIC
                                         9 other accounts     $2.27 billion   ($1.67 B);
               --------------------------------------------------------------
               Wellington Management:    3 RICs               $1.89 billion   1 other account    None          (12)       (36)
               Daniel J. Fitzpatrick     3 PIVs               $1.18 billion
                                         9 other accounts     $2.27 billion   ($364 M)
----------------------------------------------------------------------------------------------------------------------------------
Small Cap      Donald Smith:
Value
               Donald G. Smith           2 RICs               $1.79 billion
               -------------------------
               Donald Smith:             1 PIV                $197.0 million  None               None          (15)       (39)
               Richard L. Greenberg      33 other accounts    $2.83 billion
               -------------------------------------------------------------------------------------------------------------------
               Franklin Portfolio
               Associates:
               John S. Cone
               -------------------------
               Franklin Portfolio
               Associates:
               Michael F. Dunn
               -------------------------
               Franklin Portfolio        19 RICs              $16.8 billion   2 RICs             None
               Associates:               5 PIVs               $784.9 million  ($10.6 B); 18                    (16)       (40)
               Oliver E. Buckley         98 other accounts    $18.3 billion   other accounts
                                                                              ($5.5 B)
               -------------------------
               Franklin Portfolio
               Associates:
               Kristin J. Crawford
               -------------------------
               Franklin Portfolio
               Associates:
               Langton Garvin
               -------------------------
               Franklin Portfolio
               Associates:
               Patrick Slattery
               -------------------------------------------------------------------------------------------------------------------
               BHMS: James S. McClure
                                         3 RICs               $6.92 million
               -------------------------
               BHMS: John P.             1 PIV                $5.5 million    None               None          (17)       (41)
               Harloe                    16 other accounts    $811.0 million
               -------------------------------------------------------------------------------------------------------------------
               MetWest Capital:
               Gary W. Lisenbee          4 RICs               $326.9 million
               ------------------------- 4 PIVs               $64.2 million
               MetWest Capital:          9 other accounts     $58.1 million   None               None          (18)       (43)
               Samir Sikka
----------------------------------------------------------------------------------------------------------------------------------
U.S.           Scott Kirby               10 RICs              $12.99 billion  3 RICs             $10,001 -     (2)        (28)
Government                               5 PIVs               $1.99 billion   ($5.16 B);         $50,000
Mortgage                                 44 other accounts(d) $20.83 billion  1 other
                                                                              account
                                                                              ($19.48 M)
----------------------------------------------------------------------------------------------------------------------------------
Value          Lord, Abbett:             10 RICs              $29.34 billion  1 other
               Eli M. Salzmann           9 PIVs               $847.8 million  account
               -------------------------
               Lord, Abbett:             43,988 other         $19.04 million  ($316.3 M)         None((i))     (14)       (38)
               Sholom Dinsky
----------------------------------------------------------------------------------------------------------------------------------



Statement of Additional Information - Dec. 28, 2007                     Page 104

                                               OTHER ACCOUNTS MANAGED (EXCLUDING THE FUND)
                                         -------------------------------------------------------            POTENTIAL
                                                                APPROXIMATE                       OWNERSHIP CONFLICTS
                                            NUMBER AND TYPE      TOTAL NET     PERFORMANCE BASED   OF FUND      OF    STRUCTURE OF
FUND               PORTFOLIO MANAGER          OF ACCOUNT*          ASSETS         ACCOUNTS(A)      SHARES    INTEREST COMPENSATION
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING JUNE 30
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
Dividend       Warren Spitz                                                                      $500,001 -
Opportunity
                                                                                                 $1,000,000
               -------------------------                                                         ----------
               Steve Schroll             8 RICs               $17.07 billion                     $100,001 -
                                         1 PIV                $82.40 billion  5 RICs             $500,000
               -------------------------                                                         ----------
               Laton Spahr               5 other accounts(d)  $489.88 million ($16.61)           $100,001 -    (2)        (28)
                                                                                                 $500,000
               -------------------------                                                         ----------
               Paul Stocking                                                                     $50,001 -
                                                                                                 $100,000
----------------------------------------------------------------------------------------------------------------------------------
Real Estate    Julene Melquist           None                 N/A             N/A                $10,001 -   (2),(3)      (28)
                                                                                                 $50,000
----------------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING JULY 31
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
Core Bond      Tom Murphy                7 RICs               $11.77 billion  3 RICs             $10,001  -
                                         3 PIVs               $1.02 billion   ($4.96 B)          $50,000
                                         13 other accounts    $13.24 billion
               --------------------------------------------------------------------------------------------
               Jamie Jackson             12 RICs              $17.27 billion  3 RICs             $10,001 -
                                         6 PIVs               $2.49 billion   ($4.96 B);         $50,000
                                         29 other accounts(d) $8.82 billion   1 other account                  (2)        (28)
                                                                              ($27.78 M)
               --------------------------------------------------------------------------------------------
               Scott Kirby               10 RICs              $13.39 billion  3 RICs             $10,001 -
                                         6 PIVs               $1.93 billion   ($4.96 B);         $50,000
                                         44 other accounts(d) $20.24 billion  1 other account
                                                                              ($94.02 M)
----------------------------------------------------------------------------------------------------------------------------------
Disciplined    Dimitris Bertsimas        17 RICs              $4.11 billion   5 RICs             $100,001 -
Equity
                                         3 PIVs               $207.45 million ($2.64 B)          $500,000
                                         21 other accounts(d) $1.71 billion                                    (2)        (28)
               --------------------------------------------------------------------------------------------
               Gina Mourtzinou           4 RICs               $2.27 billion   4 RICs             $50,001 -
                                         5 other accounts     $158.02 million ($2.27 B)          $100,000
----------------------------------------------------------------------------------------------------------------------------------
Disciplined    Dimitris Bertsimas        17 RICs              $6.80 billion   5 RICs             $100,001 -
Small and Mid
Cap Equity
                                         3 PIVs               $207.45 million ($2.64 B)          $500,000
                                         21 other accounts(d) $1.71 billion
               --------------------------------------------------------------------------------------------
               Gina Mourtzinou           4 RICs               $4.96 billion   4 RICs             None          (2)        (28)
                                         5 other accounts     $158.02 million ($2.27 B)
               --------------------------------------------------------------------------------------------
               Steve Kokkotos            2 RICs               $2.08 billion   2 RICs             $10,001 -
                                         1 other account      $10.86 million  ($2.08 B)          $50,000
----------------------------------------------------------------------------------------------------------------------------------
Disciplined    Dimitris Bertsimas        17 RICs              $6.88 billion   5 RICs             $100,001 -
Small Cap
Value
                                         3 PIVs               $207.45 million ($2.64 B)          $500,000
                                         21 other accounts(d) $1.71 billion
               --------------------------------------------------------------------------------------------
               Gina Mourtzinou           4 RICs               $5.04 billion   4 RICs             $10,001 -     (2)        (28)
                                         5 other accounts     $158.02 million ($2.27 B)          $50,000
               --------------------------------------------------------------------------------------------
               Steve Kokkotos            2 RICs               $2.15 billion   2 RICs             $10,001 -
                                         1 other account      $10.86 million  ($2.08 B)          $50,000
----------------------------------------------------------------------------------------------------------------------------------
Floating Rate  Lynn Hopton               14 PIVs              $6.21 billion   None               None
               -------------------------
               Yvonne Stevens            1 other account      $66.22 million
               --------------------------------------------------------------------------------------------
               Erol Sonderegger                                                                  $10,001 -
                                         12 RICs              $1.47 billion   None               $50,000       (2)        (28)
               -------------------------                                                         ----------
               Colin Lundgren                                                                    None
----------------------------------------------------------------------------------------------------------------------------------
Growth         Nick Thakore              6 RICs               $12.92 billion  5 RICs             None          (2)        (28)
                                         2 PIVs               $1.22 million   ($12.52 B)
                                         2 other accounts(d)  $90.78 million
----------------------------------------------------------------------------------------------------------------------------------
Income         Brian Lavin               1 RIC                $584.56 million                    $50,001 -
Opportunity
                                         1 PIV                $15.02 million                     $100,000
                                         1 other account      $510.78 million
               --------------------------------------------------------------                    ----------
               Jennifer Ponce de Leon    5 RICs               $10.07 billion  None               $10,001 -     (2)        (28)
                                         1 PIV                $15.02 million                     $50,000
                                         8 other accounts     $2.04 billion
----------------------------------------------------------------------------------------------------------------------------------



Statement of Additional Information - Dec. 28, 2007                     Page 105

                                               OTHER ACCOUNTS MANAGED (EXCLUDING THE FUND)
                                         -------------------------------------------------------            POTENTIAL
                                                                APPROXIMATE                       OWNERSHIP CONFLICTS
                                            NUMBER AND TYPE      TOTAL NET     PERFORMANCE BASED   OF FUND      OF    STRUCTURE OF
FUND               PORTFOLIO MANAGER          OF ACCOUNT*          ASSETS         ACCOUNTS(A)      SHARES    INTEREST COMPENSATION
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
Inflation      Jamie Jackson             12 RICs              $17.19 billion  3 RICs             $10,001 -     (2)        (28)
Protected
Securities
                                         6 PIVs               $2.49 billion   ($4.96 B);         $50,000
                                         29 other accounts(d) $8.82 billion   1 other account
                                                                              ($27.78 M)
----------------------------------------------------------------------------------------------------------------------------------
Large Cap      Nick Thakore              5 RICs               $6.59 billion   4 RICs
Equity
                                         2 PIVs               $1.22 million   ($6.19 B)
                                         2 other accounts(d)  $90.78 million
               ---------------------------------------------------------------------------------
               Bob Ewing                 7 RICs               $6.93 billion   6 RICs             None          (2)        (28)
                                         2 PIVs               $1.22 million   ($6.54 B)
                                         2 other accounts(d)  $90.78 million
----------------------------------------------------------------------------------------------------------------------------------
Large Cap      Bob Ewing                 7 RICs               $13.17 billion  6 RICs             None          (2)        (28)
Value
                                         2 PIVs               $1.22 million   ($12.77 B)
                                         2 other accounts(d)  $90.78 million
----------------------------------------------------------------------------------------------------------------------------------
Limited        Tom Murphy                7 RICs               $11.92 billion  3 RICs             $50,001 -
Duration Bond
                                         3 PIVs               $1.02 billion   ($4.96 B)          $100,000
                                         13 other accounts    $13.24 billion
               --------------------------------------------------------------------------------------------
               Jamie Jackson             12 RICs              $17.43 billion  3 RICs             $10,001 -
                                         6 PIVs               $2.49 billion   ($4.96 B);         $50,000       (2)        (28)
                                         29 other accounts(d) $8.82 billion   1 other account
                                                                              ($27.78 M)
               --------------------------------------------------------------------------------------------
               Scott Kirby               10 RICs              $13.55 billion  3 RICs             $10,001 -
                                         6 PIVs               $1.93 billion   ($4.96 B);         $50,000
                                         44 other accounts(d) $20.24 billion  1 other account
                                                                              ($94.02 M)
----------------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING AUGUST 31
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
California                               8 RICs               $4.07 billion
Tax-Exempt
                                         14 other accounts    $8.07 billion
--------------                           ------------------------------------
Massachusetts                            8 RICs               $4.20 billion
Tax-Exempt
                                         14 other accounts    $8.07 billion
--------------                           ------------------------------------
Michigan Tax-                            8 RICs               $4.21 billion
Exempt
                                         14 other accounts    $8.07 billion
--------------                           ------------------------------------
Minnesota Tax- Catherine Stienstra       8 RICs               $3.93 billion   None               None          (2)        (28)
Exempt
                                         14 other accounts    $8.07 billion
--------------                           ------------------------------------
New York Tax-                            8 RICs               $4.18 billion
Exempt
                                         14 other accounts    $8.07 billion
--------------                           ------------------------------------
Ohio Tax-                                8 RICs               $4.20 billion
Exempt
                                         14 other accounts    $8.07 billion
----------------------------------------------------------------------------------------------------------------------------------
Diversified    Tom Murphy                7 RICs               $9.41 billion   3 RICs ($4.99 B)   $100,001 -
Bond
                                         3 PIVs               $1.02 billion                      $500,000
                                         13 other accounts    $13.18 billion
               --------------------------------------------------------------------------------------------
               Jamie Jackson             13 RICs              $14.50 billion  3 RICs ($5.4 B);   $50,001 -
                                         6 PIVs               $2.62 billion   1 other account    $100,000
                                         29 other accounts(d) $8.43 billion   ($43.92 M)
               --------------------------------------------------------------------------------------------
               Scott Kirby               10 RICs              $11.07 billion  3 RICs ($4.99 B);  $50,001 -
                                         6 PIVs               $1.93 billion   1 other account    $100,000      (2)        (28)
                                         44 other accounts(d) $20.03 billion  ($78.43 M)
               --------------------------------------------------------------------------------------------
               Jennifer Ponce de         5 RICs               $7.68 billion   None               $50,001 -
               Leon                      1 PIV                $14.63 million                     $100,000
                                         8 other accounts     $2.11 billion
               --------------------------------------------------------------------------------------------
               Nicolas Pifer             6 RICs               $6.45 billion   1 other account    $10,001 -
                                         6 PIVs               $728.27 million ($538.24 M)        $50,000
                                         11 other accounts    $3.79 billion
----------------------------------------------------------------------------------------------------------------------------------
FOR FUND WITH FISCAL PERIOD ENDING SEPTEMBER 30
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
Balanced       Tom Murphy                7 RICs               $8.55 billion   2 RICs ($1.0 B)    $10,001 -
                                         3 PIVs               $1.01 billion                      $50,000
                                         13 other accounts    $12.78 billion
               --------------------------------------------------------------------------------------------
               Jamie Jackson             12 RICs              $14.43 billion  2 RICs ($1.0 B);   $10,001 -
                                         6 PIVs               $2.68 billion   1 other account    $50,000
                                         29 other accounts(d) $9.19 billion   ($45.13 M)
               --------------------------------------------------------------------------------------------



Statement of Additional Information - Dec. 28, 2007                     Page 106

                                               OTHER ACCOUNTS MANAGED (EXCLUDING THE FUND)
                                         -------------------------------------------------------            POTENTIAL
                                                                APPROXIMATE                       OWNERSHIP CONFLICTS
                                            NUMBER AND TYPE      TOTAL NET     PERFORMANCE BASED   OF FUND      OF    STRUCTURE OF
FUND               PORTFOLIO MANAGER          OF ACCOUNT*          ASSETS         ACCOUNTS(A)      SHARES    INTEREST COMPENSATION
----------------------------------------------------------------------------------------------------------------------------------
               Scott Kirby               10 RICs              $10.20 billion  2 RICs ($1.0 B);   None          (2)        (28)
                                         6 PIVs               $1.92 billion   1 other account
                                         44 other accounts(d) $19.12 billion  ($71.78 M)
               --------------------------------------------------------------------------------------------
               Bob Ewing                 7 RICs               $11.72 billion  6 RICs ($11.32 B)  $100,001 -
                                         1 PIV                $10.55 million                     $500,000(-
                                                                                                 l)
                                         2 other accounts     $89.12 million
----------------------------------------------------------------------------------------------------------------------------------
Disciplined    Dimitris Bertsimas        17 RICs              $7.30 billion   5 RICs ($5.81 B)   None
Large Cap
Growth                                   3 PIVs               $242.83 million
                                         16 other accounts    $2.42 billion                                    (2)        (28)
               --------------------------------------------------------------------------------------------
               Gina Mourtzinou           4 RICs               $5.22 billion   4 RICs ($5.22 B)   None
                                         5 other accounts     $188.6 million
----------------------------------------------------------------------------------------------------------------------------------
Diversified    Warren Spitz                                                                      $50,001 -
Equity Income                                                                                    $100,000
               -------------------------                                                         ----------
               Laton Spahr               8 RICs               $10.85 billion                     $100,001 -
                                         1 PIV                $61.27 million  5 RICs ($10.36 B)  $500,000
               -------------------------                                                         ----------
               Steve Schroll             5 other accounts(d)  $490.56 million                    $50,001 -     (2)        (28)
                                                                                                 $100,000
               -------------------------                                                         ----------
               Paul Stocking                                                                     $100,001 -
                                                                                                 $500,000
----------------------------------------------------------------------------------------------------------------------------------
Mid Cap Value  Warren Spitz                                                                      $50,001 -
                                                                                                 $100,000
               -------------------------                                                         ----------
               Laton Spahr               8 RICs               $16.49 billion                     $100,001 -
                                         1 PIV                $61.27 million  5 RICs ($16.0 B)   $500,000
               -------------------------                                                         ----------
               Steve Schroll             5 other accounts(d)  $490.56 million                    $50,001 -     (2)        (28)
                                                                                                 $100,000
               -------------------------                                                         ----------
               Paul Stocking                                                                     $100,001 -
                                                                                                 $500,000
----------------------------------------------------------------------------------------------------------------------------------
Strategic      Tom Murphy                7 RICs               $8.56 billion   2 RICs ($1.01 B)   $100,001 -
Allocation
                                         3 PIVs               $1.01 billion                      $500,000
                                         13 other accounts    $12.78 billion
               --------------------------------------------------------------------------------------------
               Jamie Jackson             12 RICs              $14.43 billion  2 RICs ($1.01 B);  $10,001 -
                                         6 PIVs               $2.68 billion   1 other account    $50,000
                                         29 other accounts(d) $9.19 billion   ($45.13 M)
               --------------------------------------------------------------------------------------------
               Scott Kirby               10 RICs              $10.21 billion  2 RICs ($1.01 B);  $10,001 -
                                         6 PIVs               $1.92 billion   1 other account    $50,000
                                         44 other accounts(d) $19.12 billion  ($71.78 M)
               --------------------------------------------------------------------------------------------
               Dimitris Bertsimas        17 RICs              $5.54 billion   5 RICs ($4.04 B)   Over          (2)        (28)
                                         3 PIVs               $242.83 million                    $1,000,000
                                         16 other accounts    $2.42 billion
               --------------------------------------------------------------------------------------------
               Gina Mourtzinou           4 RICs               $3.46 billion   4 RICs ($3.46 B)   $100,001 -
                                         5 other accounts     $188.6 million                     $500,000
               --------------------------------------------------------------------------------------------
               Alex Sauer-Budge          1 RIC                $586.36 million 1 RIC ($586.36 M)  None
               --------------------------------------------------------------------------------------------
               Steve E. Kokkotos         2 RICs               $138.37 million 2 RICs ($138.37 M) $100,001 -
                                         1 other account      $11.12 million                     $500,000
----------------------------------------------------------------------------------------------------------------------------------
Strategic      Dimitris Bertsimas        17 RICs              $7.37 billion   6 RICs ($5.89 B)   None
Income
Allocation                               3 PIVs               $242.83 million
                                         16 other accounts    $2.42 billion                                    (2)        (28)
               --------------------------------------------------------------------------------------------
               Colin Lundgren                                                                    None
               -------------------------                                                         ----------
               Erol Sonderegger          12 RICs              $2.12 billion   None               $10,001 -
                                                                                                 $50,000
----------------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING OCTOBER 31
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
Absolute       Nicholas Pifer            6 RICs               $9.82 billion   None               $50,001 -
Return
Currency and                             6 PIVs               $768.06 million                    $100,000      (2)        (28)
Income
                                         9 other accounts     $3.12 billion
----------------------------------------------------------------------------------------------------------------------------------
Disciplined    Dimitris Bertsimas        17 RICs              $7.70 billion   5 RICs ($6.02 B)   $100,001 -
International
Equity                                   3 PIVs               $218.44 million                    $500,000
                                         16 other accounts(d) $2.50 billion                                    (2)        (28)
               --------------------------------------------------------------------------------------------
               Alex Sauer-Budge          1 RIC                $2.28 billion   1 RIC ($2.28 B)    $1 -
                                                                                                 $10,000
----------------------------------------------------------------------------------------------------------------------------------



Statement of Additional Information - Dec. 28, 2007                     Page 107

                                               OTHER ACCOUNTS MANAGED (EXCLUDING THE FUND)
                                         -------------------------------------------------------            POTENTIAL
                                                                APPROXIMATE                       OWNERSHIP CONFLICTS
                                            NUMBER AND TYPE      TOTAL NET     PERFORMANCE BASED   OF FUND      OF    STRUCTURE OF
FUND               PORTFOLIO MANAGER          OF ACCOUNT*          ASSETS         ACCOUNTS(A)      SHARES    INTEREST COMPENSATION
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
Emerging       THREADNEEDLE:
Markets
               Julian A.S.               2 RICs               $1.80 billion
               Thompson                  2 PIVs               $0.07 billion
                                         2 other accounts     $0.05 billion   None               None(k)       (19)       (45)
               --------------------------------------------------------------
               Jules Mort                1 other account      $1.2 billion
----------------------------------------------------------------------------------------------------------------------------------
Emerging       Nicholas Pifer            6 RICs               $9.76 billion   None               $10,001 -
Markets Bond
                                         6 PIVs               $768.06 million                    $50,000       (2)        (28)
                                         9 other accounts     $3.12 billion
----------------------------------------------------------------------------------------------------------------------------------
European       THREADNEEDLE:             1 RIC                $0.15 billion   None               None(k)       (19)       (43)
Equity
               Rob Jones                 1 PIV                $0.14 billion
----------------------------------------------------------------------------------------------------------------------------------
Global Bond    Nicholas Pifer            6 RICs               $9.43 billion   None               $50,001 -
                                         6 PIVs               $768.06 million                    $100,000      (2)        (28)
                                         9 other accounts     $3.12 billion
----------------------------------------------------------------------------------------------------------------------------------
Global Equity  THREADNEEDLE:
               Dominic Rossi             1 RIC                $0.72 billion   None               None(k)       (19)       (43)
               --------------------------------------------------------------
               Stephen Thornber          3 PIVs               $0.20 billion
                                         4 other accounts     $1.4 billion
----------------------------------------------------------------------------------------------------------------------------------
Global         Bob Ewing                 8 RICs               $13.17 billion  7 RICs ($12.77 B)
Technology
                                         1 PIV                $10.65 million
                                         2 other accounts(d)  $89.12 million                     None          (2)        (28)
               ---------------------------------------------------------------------------------
               Nick Thakore              6 RICs               $14.14 billion  5 RICs ($13.74 B)
                                         1 PIV                $9.84 million
                                         2 other accounts(d)  $89.12 million
----------------------------------------------------------------------------------------------------------------------------------
International  COLUMBIA WAM:
Aggressive     P. Zachary Egan           1 RIC                $5.90 billion   None               None          (20)       (43)
Growth
               --------------------------------------------------------------
               Louis J. Mendes           2 RICs               $7.60 billion
               -------------------------------------------------------------------------------------------------------------------
               PRINCIPAL:
               John Pihlblad             3 RICs               $3.60 billion   None               None          (21)       (45)
               --------------------------------------------------------------
               Steven Larson             7 PIVs               $2.20 billion
                                         4 other accounts     $6.50 billion
----------------------------------------------------------------------------------------------------------------------------------
International  Dimitris Bertsimas(n)     18 RICs              $8.20 billion   6 RICs ($6.53 B)
Equity
                                         3 PIVs               $211.73 million
                                         16 other accounts(d) $2.88 billion                      None          (2)        (28)
               ---------------------------------------------------------------------------------
               Alexander Sauer-Budge(n)  2 RICs               $2.84 billion   2 RICs ($2.84 B)
----------------------------------------------------------------------------------------------------------------------------------
International  THREADNEEDLE:
Opportunity    Alex Lyle                 2 RICs               $2.03 billion
                                         46 PIVs              $5.90 billion
                                         6 other accounts     $0.71 billion   None               None(k)       (19)       (43)
               --------------------------------------------------------------
               Dominic Rossi             1 RIC                $0.72 billion
----------------------------------------------------------------------------------------------------------------------------------
International  ALLIANCEBERNSTEIN:
Select Value
               Kevin F. Simms            166 RICs             $89.22 billion  3 RICs ($13.16 B);
                                         722 PIVs             $59.61 billion  23 PIVs ($3.01 B);
                                         43,955 other         $235.74 billion 94 other accounts
                                         accounts                             ($32.75 B)
               ---------------------------------------------------------------------------------
               Henry S. D'Auria          124 RICs             $54.44 billion  2 RICs ($5.98 B);
                                         595 PIVs             $42.65 billion  20 PIVs ($1.66 B);
                                         662 other accounts   $175.96 billion 82 other accounts
                                                                              ($29.40 B)
               ---------------------------------------------------------------------------------
               Sharon E. Fay             166 RICs             $89.22 billion  3 RICs ($13.16 B);
                                         645 PIVs             $52.91 billion  21 PIVs ($1.66 B);
                                         43,955 other         $235.74 billion 94 other accounts
                                         accounts                             ($32.75 B)
               ---------------------------------------------------------------------------------
               Marilyn G. Fedak          153 RICs             $85.47 billion  3 RICs ($13.16 B); None          (22)       (46)
                                         461 PIVs             $42.42 billion  1 PIV ($820.0 B);
                                         43,881 other         $197.37 billion 64 other accounts
                                         accounts                             ($20.08 B)
               ---------------------------------------------------------------------------------
               John P. Mahedy            151 RICs             $84.33 billion  3 RICs ($13.16 B);
                                         454 PIVs             $42.21 billion  1 PIV ($820.0 B);
                                         43,860 other         $193.54 billion 60 other accounts
                                         accounts                             ($19.34 B)
               ---------------------------------------------------------------------------------
               Giulio Martini            111 RICs             $49.88 billion  2 RICs ($5.98 B);
                                         628 PIVs             $48.40 billion  22 PIVs ($3.0 B);
                                         532 other accounts   $139.90 billion 53 other accounts
                                                                              ($19.53 B)
----------------------------------------------------------------------------------------------------------------------------------



Statement of Additional Information - Dec. 28, 2007                     Page 108

                                               OTHER ACCOUNTS MANAGED (EXCLUDING THE FUND)
                                         -------------------------------------------------------            POTENTIAL
                                                                APPROXIMATE                       OWNERSHIP CONFLICTS
                                            NUMBER AND TYPE      TOTAL NET     PERFORMANCE BASED   OF FUND      OF    STRUCTURE OF
FUND               PORTFOLIO MANAGER          OF ACCOUNT*          ASSETS         ACCOUNTS(A)      SHARES    INTEREST COMPENSATION
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
International  AIGGIC:
Small Cap
               Chantal Brennan           3 RICs               $922.40 million
                                         4 PIVs               $1.07 billion
                                         6 other accounts     $601.40 million
               --------------------------------------------------------------
               Ming Hsu                  3 RICs               $166.40 billion
                                         1 PIV                $139.39 billion None               None          (23)       (47)
                                         4 other accounts     $86.43 billion
               -------------------------
               Noriko Umino              3 RICs               $264.40 million
                                         1 PIV                $95.0 million
                                         5 other accounts     $166.70 million
               -------------------------------------------------------------------------------------------------------------------
               BATTERYMARCH:
               Charles F. Lovejoy        6 RICs               $4.34 billion   1 other account
               --------------------------------------------------------------
               Christopher W.            14 PIVs              $1.81 billion   ($48.04 M)         None          (24)       (48)
               Floyd                     29 other accounts    $6.31 billion
----------------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING NOVEMBER 30
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
Intermediate   Catherine                 8 RICs               $4.17 billion   None               None          (2)        (28)
Tax-Exempt     Stienstra(j)              14 other accounts    $8.07 billion
----------------------------------------------------------------------------------------------------------------------------------
Mid Cap        John K. Schonberg         1 RIC                $683.4 million  1 RIC              None          (2)        (28)
Growth                                   2 PIVs               $102.8 million  ($683.4 M)
                                         7 other accounts     $38.8 million
               -------------------------------------------------------------------------------------------------------------------
               Sam Murphy(m)             1 RIC                $653.03 million 1 RIC              None        (2), (3)     (28)
               -------------------------
               Mike Marzolf(m)                                                ($653.03 M)
----------------------------------------------------------------------------------------------------------------------------------
Tax-Exempt     Catherine Stienstra(j)    8 RICs               $3.51 billion   None               None          (2)        (28)
Bond                                     14 other accounts    $8.07 billion
----------------------------------------------------------------------------------------------------------------------------------
Tax-Exempt     Catherine Stienstra(j)    8 RICs               $1.49 billion   None               None          (2)        (28)
High Income                              14 other accounts    $8.07 billion
----------------------------------------------------------------------------------------------------------------------------------




    * RIC refers to a Registered Investment Company; PIV refers to a Pooled Investment Vehicle.

(a) Number of accounts for which the advisory fee paid is based in part or wholly on performance and the aggregate net assets in those accounts. (b) Mr. Bergene has overall accountability for the group that monitors the subadvisers for RiverSource funds and for making recommendations to the Boards of Directors on changes to those subadvisers.

(c) Ms. Keeley, who serves as Executive Vice President -- Equity and Fixed Income for RiverSource Investments, and Mr. Truscott, who serves as Chief Investment Officer for RiverSource Investments, oversee the portfolio managers who manage other accounts for RiverSource Investments, including the underlying funds in which the Funds-of-Funds invest, and other accounts managed by RiverSource Investments and its affiliates including institutional assets, proprietary assets and hedge funds.

(d) Reflects each wrap program strategy as a single client, rather than counting each participant in the program as a separate client.

(e) Ms. Hedlund and Mr. Schrotberger began managing the fund as of Oct. 1, 2006; therefore reporting information is as of Oct. 31, 2006.

(f) Primarily managed money/wrap accounts generally requiring a minimum deposit of $100,000.

(g) Neither Christopher Davis nor Kenneth Feinberg own any shares of RiverSource Fundamental Value Fund. However, both portfolio managers have over $1 million invested in the Davis Funds, which are managed in a similar style.

(h) Michael T. Smith does not own any shares of RiverSource Small Cap Equity Fund. However, he invests in the Lord Abbett Small Cap Blend Fund, which is managed in a similar style.

(i) Eli M. Salzmann and Sholom Dinsky do not own any shares of RiverSource Value Fund. However, they invest in the Lord Abbett Affiliated Fund, which is managed in a similar style.

(j) Ms. Stienstra began managing the fund as of Aug. 31, 2007; therefore reporting information is as of Aug. 31, 2007.

(k) The fund is available for sale only in the U.S. The portfolio managers do not reside in the U.S. and therefore do not hold any shares of the fund.


(l) The portfolio manager participates in a mandatory deferred compensation plan where deferred compensation is treated as if it was invested in shares of one or more RiverSource funds and the amount paid to the portfolio manager will be determined based on the performance of such investments.


(m) The portfolio manager began managing the fund as of June 20, 2007, therefore reporting information is as of June 30, 2007.




(n) The portfolio manager began managing the fund as of Nov. 16, 2007, therefore reporting information is as of Nov. 30, 2007.


       POTENTIAL CONFLICTS OF INTEREST


(1) Management of Funds-of-Funds differs from that of the other RiverSource funds. The portfolio management process is set forth generally below and in more detail in the funds' prospectus.

        Management of the portfolios is based on initial asset class guidance provided by the Capital Markets Committee, a group of RiverSource Investments investment professionals, and subsequent allocation determinations by the Asset Allocation Committee and Fund Selection Committee within established guidelines set forth in the prospectus. The Asset Allocation Committee, comprised of portfolio managers Joy, Keeley and Truscott, determines each funds-of-fund's allocation among the three main asset classes (equity, fixed income and cash) and allocation among investment


Statement of Additional Information - Dec. 28, 2007                     Page 109
        categories within each asset class. The Fund Selection Committee, comprised portfolio managers Bergene, Joy, Keeley and Truscott, determines each funds-of-fund's allocation among the underlying funds. These allocation determinations are reviewed by the Asset Allocation Committee and Fund Selection Committee at least quarterly.

        Because of the structure of the funds-of-funds, the potential conflicts of interest for the portfolio managers may be different than the potential conflicts of interest for portfolio managers who manage other funds. These potential conflicts of interest include

        - The portfolio managers of the underlying funds are under the supervision of portfolio managers Keeley and Truscott. Keeley and Truscott may have influence over the management of the underlying funds through their supervision of the underlying funds' portfolio managers and/or through their ability, as part of the Asset Allocation Committee and Fund Selection Committee, to influence the allocation of funds-of-funds assets to or away from the underlying funds.

        - Portfolio managers Joy, Keeley and Truscott also serve as members of the Capital Markets Committee. As described above, the Capital Markets Committee provides initial guidance with respect to asset allocation, and its view may play a significant role in the asset class determinations made by the Asset Allocation Committee and, as a result, in the underlying fund determinations made by the Fund Selection Committee.

        In addition to the accounts above, portfolio managers may manage accounts in a personal capacity that may include holdings that are similar to, or the same as, those of the fund. The investment manager has in place a Code of Ethics that is designed to address conflicts and that, among other things, imposes restrictions on the ability of the portfolio managers and other "investment access persons" to invest in securities that may be recommended or traded in the fund and other client accounts.

(2) RiverSource Investments portfolio managers may manage one or more mutual funds as well as other types of accounts, including hedge funds, proprietary accounts, separate accounts for institutions and individuals, and other pooled investment vehicles. Portfolio managers make investment decisions for an account or portfolio based on its investment objectives and policies, and other relevant investment considerations. A portfolio manager may manage another account whose fees may be materially greater than the management fees paid by the Fund and may include a performance-based fee. Management of multiple funds and accounts may create potential conflicts of interest relating to the allocation of investment opportunities, and the aggregation and allocation of trades. In addition, RiverSource Investments monitors a variety of areas (e.g., allocation of investment opportunities) and compliance with the firm's Code of Ethics, and places additional investment restrictions on portfolio managers who manage hedge funds and certain other accounts.

        RiverSource Investments has a fiduciary responsibility to all of the clients for which it manages accounts. RiverSource Investments seeks to provide best execution of all securities transactions and to aggregate securities transactions and then allocate securities to client accounts in a fair and equitable basis over time. RiverSource Investments has developed policies and procedures, including brokerage and trade allocation policies and procedures, designed to mitigate and manage the potential conflicts of interest that may arise from the management of multiple types of accounts for multiple clients.

        In addition to the accounts above, portfolio managers may manage accounts in a personal capacity that may include holdings that are similar to, or the same as, those of the fund. The investment manager's Code of Ethics is designed to address conflicts and, among other things, imposes restrictions on the ability of the portfolio managers and other "investment access persons" to invest in securities that may be recommended or traded in the fund and other client accounts.

(3) The portfolio manager's responsibilities also include working as a securities analyst. This dual role may give rise to conflicts with respect to making investment decisions for accounts that the portfolio manager manages versus communicating his or her analyses to other portfolio managers concerning securities that he or she follows as an analyst.

(4) The management of a portfolio and other accounts by a portfolio manager could result in potential conflicts of interest if the portfolio and other accounts have different objectives, benchmarks and fees because the portfolio manager and his team must allocate time and investment expertise across multiple accounts, including the portfolio. The portfolio manager and his team manage the portfolio and other accounts utilizing a model portfolio approach that groups similar accounts within a model portfolio. UBS Global Asset Management (Americas) Inc. manages accounts according to the appropriate model portfolio, including where possible, those accounts that have specific investment restrictions. Accordingly, portfolio holdings, position sizes, and industry and sector exposures tend to be similar across accounts, which may minimize the potential for conflicts of interest.

        If a portfolio manager identifies a limited investment opportunity that may be suitable for more than one account or model portfolio, the portfolio may not be able to take full advantage of that opportunity due to an allocation or filled purchase or sale orders across all eligible model portfolios and accounts. To deal with these situations, UBS Global Asset Management (Americas) Inc. has adopted procedures for allocating portfolio trades among multiple accounts to provide fair treatment to all accounts.



Statement of Additional Information - Dec. 28, 2007                     Page 110

        The management of personal accounts by a portfolio manager may also give rise to potential conflicts of interest. UBS Global Asset Management (Americas) Inc. has adopted Codes of Ethics that govern such personal trading, but there is no assurance that the Codes will adequately address all such conflicts.

(5) As is typical for many money managers, potential conflicts of interest may arise related to Turner's management of accounts including the Fund where not all accounts are able to participate in a desired IPO, or other limited opportunity, relating to use of soft dollars and other brokerage practices, related to the voting of proxies, employee personal securities trading, and relating to a variety of other circumstances. In all cases, however, Turner believes it has written policies and procedures in place reasonably designed to prevent violations of the federal securities laws and to prevent material conflicts of interest from arising. Please also see Turner's Form ADV, Part II for a description of some of its policies and procedures in this regard.

(6) To ensure that Essex addresses compliance and control issues, an open dialogue exists between the portfolio managers, the trading desk, and our account services groups. This allows Essex to monitor compliance among these parties to accommodate both our clients' and the firm's investment guidelines. In order to prevent and detect violations, we have the following checks and balances built into our compliance process:

        - The client service group and the Compliance Officer - Christopher P. McConnell, Chief Executive Officer - interpret each compliance restriction.

        - Portfolio Managers review each trade for appropriateness.

        - Our trading systems are state of the art and have been developed to prevent an inappropriate security or position from being purchased in a portfolio once the system is coded.

        - Our administrative group reviews each trade on a daily basis for reconciliation purposes.

        - Each member of our firm has signed our Code of Ethics policy which outlines authorized trading activity and procedures.

(7) As a general matter, certain conflicts of interest may arise in connection with a portfolio manager's management of a fund's investments, on the one hand, and the investments of other accounts for which the portfolio manager is responsible, on the other. For example, it is possible that the various accounts managed could have different investment strategies that, at times, might conflict with one another to the possible detriment of the Fund. Alternatively, to the extent that the same investment opportunities might be desirable for more than one account, possible conflicts could arise in determining how to allocate them. Other potential conflicts might include conflicts created by specific portfolio manager compensation arrangements, and conflicts relating to selection of brokers or dealers to execute fund portfolio trades and/or specific uses of commissions from Fund portfolio trades (for example, research, or "soft dollars"). The Adviser has structured the portfolio managers' compensation in a manner, and the Fund has adopted policies and procedures, reasonably designed to safeguard the Fund from being negatively affected as a result of any such potential conflicts.

(8) Kenwood, an indirect partially-owned subsidiary of Ameriprise Financial, is an affiliate of RiverSource Investments. Kenwood portfolio managers may manage one or more mutual funds as well as other types of accounts, including proprietary accounts, separate accounts for institutions and individuals, and other pooled investment vehicles. Portfolio managers make investment decisions for an account or portfolio based on its investment objectives and policies, and other relevant investment considerations. A portfolio manager may manage a separate account or other pooled investment vehicle whose fees may be materially greater than the management fees paid by the Fund and may include a performance-based fee. Management of multiple funds and accounts may create potential conflicts of interest relating to the allocation of investment opportunities, and the aggregation and allocation of trades.

        Kenwood has a fiduciary responsibility to all of the clients for which it manages accounts. Kenwood seeks to provide best execution of all securities transactions. Where possible, security transactions are aggregated and allocated to client accounts in a fair and timely manner. Kenwood has developed policies and procedures, including brokerage and trade allocation policies and procedures, designed to mitigate and manage the potential conflicts of interest that may arise from the management of multiple types of accounts for multiple clients. In addition to monitoring these policies and procedures, Kenwood monitors compliance with the firm's Code of Ethics and places additional investment restrictions on portfolio managers who manage certain other accounts.

(9) Management of the Income Builder and Retirement Plus Funds-of-Funds differs from that of the other RiverSource funds. The portfolio management process is set forth generally below and in more detail in the funds' prospectus.

        Management of the portfolios is based on proprietary, quantitative techniques and qualitative review of the quantitative output. Using these methodologies, a group of RiverSource investment professionals allocates each fund's assets within and across different asset classes in an effort to achieve the fund's objective of providing a high level of current income and growth of capital. After the initial allocation, the fund will be rebalanced monthly in an effort to maximize the level of income and capital growth, incorporating various measures of relative value subject to constraints that set


Statement of Additional Information - Dec. 28, 2007                     Page 111
        minimum or maximum exposure within asset classes, as set forth in the prospectus. Within the equity and fixed income asset classes, the quantitative model establishes allocations for the funds, seeking to achieve each fund's objective by investing in defined investment categories. The target allocation range constraints are intended, in part, to promote diversification within the asset classes.

        Because of the structure of the funds-of-funds, the potential conflicts of interest for the portfolio managers may be different than the potential conflicts of interest for portfolio managers who manage other funds. These potential conflicts of interest include:

        - In certain cases, the portfolio managers of the underlying funds are the same as the portfolio managers of the Income Builder and Retirement Plus Funds-of-Funds, and could influence the allocation of funds-of-funds assets to or away from the underlying funds that they manage.

        - RiverSource Investments, LLC and its affiliates may receive higher compensation as a result of allocations to underlying funds with higher fees.

        - RiverSource Investments, LLC monitors the performance of the underlying funds and may, from time to time, recommend to the board of directors of the funds a change in portfolio management or fund strategy or the closure or merger of an underlying fund. In addition, RiverSource Investments, LLC may believe that certain RiverSource funds may benefit from additional assets or could be harmed by redemptions. All of these factors may also influence decisions in connection with the allocation of funds-of-funds assets to or away from certain underlying funds.

        In addition to the accounts above, portfolio managers may manage accounts in a personal capacity that may include holdings that are similar to, or the same as, those of the fund. The investment manager has in place a Code of Ethics that is designed to address conflicts and that, among other things, imposes restrictions on the ability of the portfolio managers and other "investment access persons" to invest in securities that may be recommended or traded in the fund and other client accounts.

(10) Certain conflicts of interest may arise in connection with the management of multiple portfolios. Potential conflicts include, for example, conflicts among investment strategies and conflicts in the allocation of investment opportunities. American Century has adopted policies and procedures that are designed to minimize the effects of these conflicts.

        Responsibility for managing American Century client portfolios is organized according to investment discipline. Investment disciplines include, for example, quantitative equity, small- and mid-cap growth, large-cap growth, value, international, fixed income, asset allocation, and sector funds. Within each discipline are one or more portfolio teams responsible for managing specific client portfolios. Generally, client portfolios with similar strategies are managed by the same team using the same objective, approach, and philosophy. Accordingly, portfolio holdings, position sizes, and industry and sector exposures tend to be similar across similar portfolios, which minimizes the potential for conflicts of interest.

        For each investment strategy, one portfolio is generally designated as the "policy portfolio." Other portfolios with similar investment objectives, guidelines and restrictions are referred to as "tracking portfolios." When managing policy and tracking portfolios, a portfolio team typically purchases and sells securities across all portfolios that the team manages. American Century's trading systems include various order entry programs that assist in the management of multiple portfolios, such as the ability to purchase or sell the same relative amount of one security across several funds. In some cases a tracking portfolio may have additional restrictions or limitations that cause it to be managed separately from the policy portfolio. Portfolio managers make purchase and sale decisions for such portfolios alongside the policy portfolio to the extent the overlap is appropriate, and separately, if the overlap is not.

        American Century may aggregate orders to purchase or sell the same security for multiple portfolios when it believes such aggregation is consistent with its duty to seek best execution on behalf of its clients. Orders of certain client portfolios may, by investment restriction or otherwise, be determined not available for aggregation. American Century has adopted policies and procedures to minimize the risk that a client portfolio could be systematically advantaged or disadvantaged in connection with the aggregation of orders. To the extent equity trades are aggregated, shares purchased or sold are generally allocated to the participating portfolios pro rata based on order size. Because initial public offerings (IPOs) are usually available in limited supply and in amounts too small to permit across-the-board pro rata allocations, American Century has adopted special procedures designed to promote a fair and equitable allocation of IPO securities among clients over time. Fixed income securities transactions are not executed through a centralized trading desk. Instead, portfolio teams are responsible for executing trades with broker/dealers in a predominantly dealer marketplace. Trade allocation decisions are made by the portfolio manager at the time of trade execution and orders entered on the fixed income order management system.

        Finally, investment of American Century's corporate assets in proprietary accounts may raise additional conflicts of interest. To mitigate these potential conflicts of interest, American Century has adopted policies and procedures


Statement of Additional Information - Dec. 28, 2007                     Page 112
        intended to provide that trading in proprietary accounts is performed in a manner that does not give improper advantage to American Century to the detriment of client portfolios.

(11) Goldman Sachs Asset Management, L.P. ("GSAM") portfolio managers are often responsible for managing one or more Funds as well as other accounts, including proprietary accounts, separate accounts and other pooled investment vehicles, such as unregistered hedge funds. A portfolio manager may manage a separate account or other pooled investment vehicle which may have materially higher fee arrangements than the Fund and may also have a performance-based fee. The side-by-side management of these funds may raise potential conflicts of interest relating to cross trading, the allocation of investment opportunities and the aggregation and allocation of trades.

        GSAM has a fiduciary responsibility to manage all client accounts in a fair and equitable manner. It seeks to provide best execution of all securities transactions and aggregate and then allocate securities to client accounts in a fair and timely manner. To this end, GSAM has developed policies and procedures designed to mitigate and manage the potential conflicts of interest that may arise from side-by-side management. In addition, GSAM has adopted policies limiting the circumstances under which cross-trades may be affected between a Fund and another client account. GSAM conducts periodic reviews of trades for consistency with these policies.

(12) Individual investment professionals at Wellington Management manage multiple portfolios for multiple clients. These accounts may include mutual funds, separate accounts (assets managed on behalf of institutions such as pension funds, insurance companies, foundations, or separately managed account programs sponsored by financial intermediaries), bank common trust accounts, and hedge funds. The investment professionals primarily responsible for the day-to-day management of the funds ("Investment Professionals") generally manage portfolios in several different investment styles. These portfolios may have investment objectives, strategies, time horizons, tax considerations and risk profiles that differ from those of the funds. The Investment Professionals make investment decisions for the funds based on the investment objectives, policies, practices, benchmarks, cash flows, tax and other relevant investment considerations applicable to that portfolio. Consequently, the Investment Professionals may purchase or sell securities, including IPOs, for one portfolio and not another portfolio, and the performance of securities purchased for the fund may vary from the performance of securities purchased for other portfolios. Alternatively, these portfolios may be managed in a similar fashion to the relevant fund and thus the portfolio may have similar, and in some cases nearly identical, objectives, strategies and/or holdings to that of the relevant fund.

        The Investment Professionals or other investment professionals at Wellington Management may place transactions on behalf of other accounts that are directly or indirectly contrary to investment decisions made on behalf of the fund, or make investment decisions that are similar to those made for the funds, both of which have the potential to adversely impact the funds depending on market conditions. For example, the Investment Professionals may purchase a security in one portfolio while appropriately selling that same security in another portfolio. Similarly, an Investment Professional may purchase the same security for the relevant fund and one or more other portfolios at or about the same time, and in those instances the other portfolios will have access to their respective holdings prior to the public disclosure of the relevant fund's holdings. In addition, some of these portfolios have fee structures, including performance fees, that are or have the potential to be higher, in some cases significantly higher, than the fees paid by the funds to Wellington Management. Because incentive payments are tied to revenues earned by Wellington Management, and where noted, to the performance achieved by the manager in each account, the incentives associated with any given account may be significantly higher or lower than those associated with other accounts managed by the Investment Professional. Finally, the Investment Professionals may hold shares or investments in the other pooled investment vehicles and/or other accounts identified above.

        Wellington Management's goal is to meet its fiduciary obligation to treat all clients fairly and provide high quality investment services to all of its clients. Wellington Management has adopted and implemented policies and procedures, including brokerage and trade allocation policies and procedures that it believes address the conflicts associated with managing multiple accounts for multiple clients. In addition, Wellington Management monitors a variety of areas, including compliance with primary fund guidelines, the allocation of IPOs, and compliance with the firm's Code of Ethics, and places additional investment restrictions on Investment Professionals who manage hedge funds and certain other accounts. Furthermore, senior investment and business personnel at Wellington Management periodically review the performance of Wellington Management's Investment Professionals. Although Wellington Management does not track the time an Investment Professional spends on a single portfolio, Wellington Management does periodically assess whether an Investment Professional has adequate time and resources to effectively manage the Investment Professional's various client mandates.



Statement of Additional Information - Dec. 28, 2007                     Page 113

(13) Actual or apparent conflicts of interest may arise when a portfolio manager has day-to-day management responsibilities with respect to more than one portfolio or other account. More specifically, portfolio managers who manage multiple portfolios and /or other accounts are presented with the following potential conflicts:

        - The management of multiple portfolios and/or other accounts may result in a portfolio manager devoting unequal time and attention to the management of each portfolio and/or other account. Davis Advisors seeks to manage such competing interests for the time and attention of portfolio managers by having portfolio managers focus on a particular investment discipline. Most other accounts managed by a portfolio manager are managed using the same investment models that are used in connection with the management of the portfolios.

        - If a portfolio manager identifies a limited investment opportunity which may be suitable for more than one portfolio or other account, a portfolio may not be able to take full advantage of that opportunity due to an allocation of filled purchase or sale orders across all eligible portfolios and other accounts. To deal with these situations, Davis Advisors has adopted procedures for allocating portfolio transactions across multiple accounts.

        - With respect to securities transactions for the portfolios, Davis Advisors determines which broker to use to execute each order, consistent with its duty to seek best execution of the transaction. However, with respect to certain other accounts (such as mutual funds, other pooled investment vehicles that are not registered mutual funds, and other accounts managed for organizations and individuals), Davis Advisors may be limited by the client with respect to the selection of brokers or may be instructed to direct trades through a particular broker. In these cases, Davis Advisors may place separate, non-simultaneous, transactions for a portfolio and another account which may temporarily affect the market price of the security or the execution of the transaction, or both, to the detriment of the portfolio or the other account.

        - Finally, substantial investment of Davis Advisor or Davis Family assets in certain mutual funds may lead to conflicts of interest. To mitigate these potential conflicts of interest, Davis Advisors has adopted policies and procedures intended to ensure that all clients are treated fairly over time. Davis Advisors does not receive an incentive based fee on any account.

(14) Conflicts of interest may arise in connection with the investment manager's management of the investments of the relevant fund and the investments of the other accounts. Such conflicts may arise with respect to the allocation of investment opportunities among the relevant fund and other accounts Conflicts of interest may arise in connection with the portfolio managers' management of the investments of the relevant fund and the investments of the other accounts included in the table above. Such conflicts may arise with respect to the allocation of investment opportunities among the relevant fund and other accounts with similar investment objectives and policies. A portfolio manager potentially could use information concerning the relevant fund's transactions to the advantage of other accounts and to the detriment of the relevant fund. To address these potential conflicts of interest, Lord Abbett has adopted and implemented a number of policies and procedures. Lord Abbett has adopted Policies and Procedures for Evaluating Best Execution of Equity Transactions, as well as Trading Practices/Best Execution Procedures. The objective of these policies and procedures is to ensure the fair and equitable treatment of transactions and allocation of investment opportunities on behalf of all accounts managed by Lord Abbett. In addition, Lord Abbett's Code of Ethics sets forth general principles for the conduct of employee personal securities transactions in a manner that avoids any actual or potential conflicts of interest with the interests of Lord Abbett's clients including the relevant fund. Moreover, Lord Abbett's Statement of Policy and Procedures on Receipt and Use of Inside Information sets forth procedures for personnel to follow when they have inside information. Lord Abbett is not affiliated with a full service broker-dealer and therefore does not execute any portfolio transactions through such an entity, a structure that could give rise to additional conflicts. Lord Abbett does not conduct any investment bank functions and does not manage any hedge funds. Lord Abbett does not believe that any material conflicts of interest exist in connection with the portfolio managers' management of the investments of the relevant fund and the investments of the other accounts referenced in the table above.

(15) Donald Smith & Co., Inc. is very sensitive to conflicts of interest that could possibly arise in its capacity of serving as an investment adviser. It remains committed to resolving any and all conflicts in the best interest of its clients.

        Donald Smith & Co., Inc. is an independent investment advisor with no parent or subsidiary organizations. Additionally, it has no affiliated organizations, brokerage, nor any investment banking activities.

        Clients include mutual funds, public and corporate pension plans, endowments and foundations, and other separate accounts. Donald Smith & Co., Inc. has put in place systems, policies and procedures, which have been designed to maintain fairness in portfolio management across all clients. Potential conflicts between funds or with other types of accounts are managed via allocation policies and procedures, internal review processes, and direct oversight by Donald G. Smith, President.

(16) Portfolio Managers at Franklin Portfolio Associates (FPA) may manage one or more mutual funds as well as other types of accounts, including proprietary accounts, separate accounts for institutions and individuals, and other pooled


Statement of Additional Information - Dec. 28, 2007                     Page 114
        investment vehicles. Portfolio managers make investment decisions for an account or portfolio based on its investment objectives and policies, and other relevant investment considerations. A portfolio manager may manage a separate account or other pooled investment vehicle whose fees may be materially greater than the management fees paid by Small Cap Value Fund and may include a performance-based fee. Management of multiple funds and accounts may create potential conflicts of interest relating to the allocation of investment opportunities, and the aggregation and allocation of trades.

        FPA has a fiduciary responsibility to all of the clients for which it manages accounts. FPA seeks to provide best execution of all securities transactions and to aggregate securities transactions and then allocate securities to client accounts in a fair and timely manner. FPA has developed policies and procedures, including brokerage and trade allocation policies and procedures, designed to mitigate and manage the potential conflicts of interest that may arise from the management of multiple types of accounts for multiple clients.

(17) Actual or potential conflicts of interest may arise when a portfolio manager has management responsibilities to more than one account (including the Fund). BHMS manages potential conflicts between funds or with other types of accounts through allocation policies and procedures, internal review processes and oversight by directors and independent third parties to ensure that no client, regardless of type or fee structure, is intentionally favored at the expense of another. Allocation policies are designed to address potential conflicts in situations where two or more funds or accounts participate in investment decisions involving the same securities.

(18) Certain conflicts of interest may arise in connection with the management of multiple portfolios and investment strategies. Potential conflicts include the allocation of investment opportunities across client accounts and the allocation of similar investments across different strategies. MetWest Capital has adopted policies and procedures designed to minimize the effects of these conflicts.

        Responsibility for managing MetWest Capital client portfolios is organized according to investment strategy. All accounts in each strategy are managed to a model portfolio, as specified by the investment team. The investment team implements the model consistently across client portfolios. Consequently, position sizes and industry and sector allocations are similar across our clients' portfolios. Typically, no positions differ from portfolio to portfolio, except in the case of client-imposed restrictions. For such a portfolio, the investment team determines the position(s) that comply with client requirements. This process minimizes the potential for conflicts of interest.

        MetWest Capital's allocation policy allocates all investment opportunities among clients in the fairest possible way, taking into account clients' best interests. We have adopted policies and procedures designed to ensure that allocations do not involve a practice of favoring or disfavoring any strategy, client or group of clients. Account and strategy performance is never a factor in trade allocations. When necessary, we address known conflicts of interests in our trading practices by disclosure to clients and/or in our Form ADV or other appropriate action.

        The decision to buy or sell a position in the model portfolio is based on the direction of the investment team. Once the decision is made, traders prepare the trade "blocks." All participating strategies and client portfolios (those without pending cash flows or prohibited transactions) are block-traded together, typically grouped either by custodian or trade broker according to best-execution practices. Orders are placed to ensure random fills so that no one strategy, client or group of clients is favored or disfavored on a systematic basis.

        Each portfolio/relationship manager is responsible for reviewing the blocks and implementing all buy and sell orders for his/her accounts, taking into consideration client-specific factors. Both the lead strategist and the portfolio/relationship manager review trade reports for all accounts on a daily basis.

(19) Threadneedle Investments portfolio managers may manage one or more mutual funds as well as other types of accounts, including proprietary accounts, separate accounts for institutions, and other pooled investment vehicles. Portfolio managers make investment decisions for an account or portfolio based on its investment objectives and policies, and other relevant investment considerations. A portfolio manager may manage a separate account or other pooled investment vehicle whose fees may be materially greater than the management fees paid by the Fund and may include a performance-based fee. Management of multiple funds and accounts may create potential conflicts of interest relating to the allocation of investment opportunities, and the aggregation and allocation of trades. In addition, the portfolio manager's responsibilities at Threadneedle Investments include working as a securities analyst. This dual role may give rise to conflicts with respect to making investment decisions for accounts that he/she manages versus communicating his/her analyses to other portfolio managers concerning securities that he/she follows as an analyst.

        Threadneedle Investments has a fiduciary responsibility to all of the clients for which it manages accounts. Threadneedle Investments seeks to provide best execution of all securities transactions and to aggregate securities transactions and then allocate securities to client accounts in a fair and timely manner. Threadneedle Investments has developed policies and procedures, including brokerage and trade allocation policies and procedures, designed to mitigate and manage the potential conflicts of interest that may arise from the management of multiple types of accounts for multiple clients.



Statement of Additional Information - Dec. 28, 2007                     Page 115

(20) Like other investment professionals with multiple clients, a portfolio manager for a Fund may face certain potential conflicts of interest in connection with managing both the Fund and other accounts at the same time. The paragraphs below describe some of these potential conflicts that Columbia WAM believes are faced by investment professionals at most major financial firms. Columbia WAM and the Trustees of the Funds have adopted compliance policies and procedures that attempt to address certain of these potential conflicts.

        The management of accounts with different advisory fee rates and/or fee structures may raise potential conflicts of interest by creating an incentive to favor higher-fee accounts. These potential conflicts may include, among others:

        - The most attractive investments could be allocated to higher-fee accounts.

        - The trading of higher-fee accounts could be favored as to timing and/or execution price. For example, higher-fee accounts could be permitted to sell securities earlier than other accounts when a prompt sale is desirable or to buy securities at an earlier and more opportune time.

        - The trading of other accounts could be used to benefit higher-fee accounts (front-running).

        - The investment management team could focus their time and efforts primarily on higher-fee accounts due to a personal stake in compensation.

        Potential conflicts of interest may also arise when the portfolio managers have personal investments in other accounts that may create an incentive to favor those accounts. As a general matter and subject to limited exceptions, Columbia WAM's investment professionals do not have the opportunity to invest in client accounts, other than the Funds.

        A potential conflict of interest may arise when a Fund and other accounts purchase or sell the same securities. On occasions when a portfolio manager considers the purchase or sale of a security to be in the best interests of a Fund as well as other accounts, Columbia WAM's trading desk may, to the extent permitted by applicable laws and regulations, aggregate the securities to be sold or purchased in order to obtain the best execution and lower brokerage commissions, if any. Aggregation of trades may create the potential for unfairness to the Fund or another account if one account is favored over another in allocating the securities purchased or sold - for example, by allocating a disproportionate amount of a security that is likely to increase in value to a favored account.

        "Cross trades," in which one Columbia account sells a particular security to another account (potentially saving transaction costs for both accounts), may also pose a potential conflict of interest. Cross trades may be seen to involve a potential conflict of interest if, for example, one account is permitted to sell a security to another account at a higher price than an independent third party would pay. Columbia WAM and the Funds' Trustees have adopted compliance procedures that provide that any transactions between the Funds and another Columbia-advised account are to be made at an independent current market price, as required by law.

        Another potential conflict of interest may arise based on the different investment objectives and strategies of the Funds and other accounts. For example, another account may have a shorter-term investment horizon or different investment objectives, policies or restrictions than a Fund. Depending on another account's objectives or other factors, a portfolio manager may give advice and make decisions that may differ from advice given, or the timing or nature of decisions made, with respect to a Fund. In addition, investment decisions are the product of many factors in addition to basic suitability for the particular account involved. Thus, a particular security may be bought or sold for certain accounts even though it could have been bought or sold for other accounts at the same time. More rarely, a particular security may be bought for one or more accounts managed by a portfolio manager when one or more other accounts are selling the security (including short sales). There may be circumstances when purchases or sales of portfolio securities for one or more accounts may have an adverse effect on other accounts.

        A Fund's portfolio manager who is responsible for managing multiple funds and/or accounts may devote unequal time and attention to the management of those funds and/or accounts. As a result, the portfolio manager may not be able to formulate as complete a strategy or identify equally attractive investment opportunities for each of those accounts as might be the case if he or she were to devote substantially more attention to the management of a single fund. The effects of this potential conflict may be more pronounced where funds and/or accounts overseen by a particular portfolio manager have different investment strategies.

        The Funds' portfolio managers may be able to select or influence the selection of the brokers and dealers that are used to execute securities transactions for the Funds. In addition to executing trades, some brokers and dealers provide portfolio managers with brokerage and research services (as those terms are defined in Section 28(e) of the Securities Exchange Act of 1934), which may result in the payment of higher brokerage fees than might have otherwise be available. These services may be more beneficial to certain funds or accounts than to others. Although the payment of brokerage commissions is subject to the requirement that the portfolio manager determine in good faith that the commissions are reasonable in relation to the value of the brokerage and research services provided to a Fund, a portfolio manager's decision as to the selection of brokers and dealers could yield disproportionate costs and benefits among the Funds and/or accounts that he or she manages.



Statement of Additional Information - Dec. 28, 2007                     Page 116

        Columbia WAM or an affiliate may provide more services (such as distribution or recordkeeping) for some types of funds or accounts than for others. In such cases, a portfolio manager may benefit, either directly or indirectly, by devoting disproportionate attention to the management of a Fund and/or accounts that provide greater overall returns to the investment manager and its affiliates.

        The Funds' portfolio managers may also face other potential conflicts of interest in managing the Funds, and the description above is not a complete description of every conflict that could be deemed to exist in managing both a Fund and other accounts. In addition, the Funds' portfolio managers may also manage other accounts (including their personal assets or the assets of family members) in their personal capacity. The management of these accounts may also involve certain of the potential conflicts described above. Investment personnel at Columbia WAM, including the Funds' portfolio managers, are subject to restrictions on engaging in personal securities transactions pursuant to Codes of Ethics adopted by Columbia WAM and the Funds, which contain provisions and requirements designed to identify and address certain conflicts of interest between personal investment activities and the interests of the Funds.

(21) Principal Global Investors provides investment advisory services to numerous clients other than the Fund. The investment objectives and policies of these accounts may differ from those of the Fund. Based on these differing circumstances, potential conflicts of interest may arise because the subadviser may be required to pursue different investment strategies on behalf of the Fund and other client accounts. For example, a subadviser may be required to consider an individual client's existing positions, personal tax situation, suitability, personal biases and investment time horizon, which considerations would not affect his investment decisions on behalf of the Fund. This means that research on securities to determine the merits of including them in the Fund's portfolio are similar, but not identical, to those employed in building private client portfolios. As a result, there may be instances in which a subadviser purchases or sells an investment for one or more private accounts and not for the Fund, or vice versa. To the extent the Fund and other clients seek to acquire the same security at about the same time, the Fund may not be able to acquire as large a position in such security as it desires or it may have to pay a higher price for the security. Similarly, the Fund may not be able to obtain as large an execution of an order to sell or as high a price for any particular security if the subadviser desires to sell the same portfolio security at the same time on behalf of other clients. On the other hand, if the same securities are bought or sold at the same time by more than one client, the resulting participation in volume transactions could produce better executions for the Fund.




(22) As an investment adviser and fiduciary, AllianceBernstein owes its clients and shareholders an undivided duty of loyalty. We recognize that conflicts of interest are inherent in our business and accordingly have developed policies and procedures (including oversight monitoring) reasonably designed to detect, manage and mitigate the effects of actual or potential conflicts of interest in the area of employee personal trading, managing multiple accounts for multiple clients, including AllianceBernstein Mutual Funds, and allocating investment opportunities. Investment professionals, including portfolio managers and research analysts, are subject to the above-mentioned policies and oversight monitoring to ensure that all clients are treated equitably. We place the interests of our clients first and expect all of our employees to meet their fiduciary duties.


        Employee Personal Trading
        AllianceBernstein has adopted a Code of Business Conduct and Ethics that is designed to detect and prevent conflicts of interest when investment professionals and other personnel of AllianceBernstein own, buy or sell securities which may be owned by, or bought or sold for, clients. Personal securities transactions by an employee may raise a potential conflict of interest when an employee owns or trades in a security that is owned or considered for purchase or sale by a client, or recommended for purchase or sale by an employee to a client. Subject to the reporting requirements and other limitations of its Code of Business Conduct and Ethics, AllianceBernstein permits its employees to engage in personal securities transactions, and also allows them to acquire investments in the AllianceBernstein Mutual Funds through direct purchase, 401K/profit sharing plan investment and/or notionally in connection with deferred incentive compensation awards. AllianceBernstein's Code of Ethics and Business Conduct requires disclosure of all personal accounts and maintenance of brokerage accounts with designated broker-dealers approved by AllianceBernstein. The Code also requires preclearance of all securities transactions and imposes a one-year holding period for securities purchased by employees to discourage short-term trading.

        Managing Multiple Accounts for Multiple Clients
        AllianceBernstein has compliance policies and oversight monitoring in place to address conflicts of interest relating to the management of multiple accounts for multiple clients. Conflicts of interest may arise when an investment professional has responsibilities for the investments of more than one account because the investment professional may be unable to devote equal time and attention to each account. The investment professional or investment professional teams for each client may have responsibilities for managing all or a portion of the investments of multiple accounts with a common investment strategy, including other registered investment companies, unregistered investment vehicles, such as hedge funds, pension plans, separate accounts, collective trusts and charitable foundations. Among other things,


Statement of Additional Information - Dec. 28, 2007                     Page 117

        AllianceBernstein's policies and procedures provide for the prompt dissemination to investment professionals of initial or changed investment recommendations by analysts so that investment professionals are better able to develop investment strategies for all accounts they manage. In addition, investment decisions by investment professionals are reviewed for the purpose of maintaining uniformity among similar accounts and ensuring that accounts are treated equitably. No investment professional that manages client accounts carrying performance fees is compensated directly or specifically for the performance of those accounts. Investment professional compensation reflects a broad contribution in multiple dimensions to long-term investment success for our clients and is not tied specifically to the performance of any particular client's account, nor is it directly tied to the level or change in the level of assets under management.

        Allocating Investment Opportunities
        AllianceBernstein has policies and procedures intended to address conflicts of interest relating to the allocation of investment opportunities. These policies and procedures are designed to ensure that information relevant to investment decisions is disseminated promptly within its portfolio management teams and investment opportunities are allocated equitably among different clients. The investment professionals at AllianceBernstein routinely are required to select and allocate investment opportunities among accounts. Portfolio holdings, position sizes, and industry and sector exposures tend to be similar across similar accounts, which minimizes the potential for conflicts of interest relating to the allocation of investment opportunities. Nevertheless, investment opportunities may be allocated differently among accounts due to the particular characteristics of an account, such as size of the account, cash position, tax status, risk tolerance and investment restrictions or for other reasons.

        AllianceBernstein's procedures are also designed to prevent potential conflicts of interest that may arise when AllianceBernstein has a particular financial incentive, such as a performance-based management fee, relating to an account. An investment professional may perceive that he or she has an incentive to devote more time to developing and analyzing investment strategies and opportunities or allocating securities preferentially to accounts for which AllianceBernstein could share in investment gains.

        To address these conflicts of interest, AllianceBernstein's policies and procedures require, among other things, the prompt dissemination to investment professionals of any initial or changed investment recommendations by analysts; the aggregation of orders to facilitate best execution for all accounts; price averaging for all aggregated orders; objective allocation for limited investment opportunities (e.g., on a rotational basis) to ensure fair and equitable allocation among accounts; and limitations on short sales of securities. These procedures also require documentation and review of justifications for any decisions to make investments only for select accounts or in a manner disproportionate to the size of the account.


(23) AIG Global Investment Corp. ("AIGGIC") aims to conduct its activities in such a manner that permits it to deal fairly with each of its clients on an overall basis in accordance with applicable securities laws and fiduciary obligations. In that regard, AIGGIC has adopted and implemented policies and procedures, including brokerage and trade allocation policies and procedures, which AIGGIC believes address the conflicts associated with managing multiple accounts for multiple clients (including affiliated clients). AIGGIC also monitors a variety of areas, including compliance with guidelines of the Fund and other accounts it manages and compliance with AIGGIC's Code of Ethics. Furthermore, AIGGIC's management periodically reviews the performance of a portfolio manager. Although AIGGIC does not track the time a portfolio manager spends on a single portfolio, AIGGIC does periodically assess whether a portfolio manager has adequate time and resources to effectively manage all of such portfolio manager's accounts.



(24) Actual or potential conflicts may arise in managing multiple client accounts. A brief description of some of the potential conflicts of interest and compliance factors that may arise as a result is included below. We do not believe any of these potential conflicts of interest and compliance factors pose significant risk to any client account.


        Allocation of Limited Investment Opportunities
        If an investment team identifies a limited investment opportunity (including initial public offerings) that may be suitable for multiple client accounts, each account may not be able to take full advantage of that opportunity due to liquidity constraints or other factors. Batterymarch has adopted policies and procedures designed to ensure that allocations of limited investment opportunities are conducted in a fair and equitable manner between client accounts.

        Although Batterymarch strives to ensure that client accounts managed under similar investment mandates have similar portfolio characteristics, Batterymarch does not "clone" client accounts (i.e., assemble multiple client accounts with identical portfolios of securities). As a result, the portfolio of securities held in any single client account may perform better or worse than the portfolio of securities held in another similarly managed client account.

        Allocation of Partially-Filled Transactions in Securities
        Batterymarch often aggregates for execution as a single transaction orders for the purchase or sale of a particular security for multiple client accounts. If Batterymarch is unable to fill an aggregated order completely, but receives a


Statement of Additional Information - Dec. 28, 2007                     Page 118
        partial fill, Batterymarch will typically allocate the transactions relating to the partially filled order to clients on a pro-rata basis with a minimum fill size. Batterymarch may make exceptions from this general policy from time to time based on factors such as the availability of cash, country/regional/sector allocation decisions, investment guidelines and restrictions, and the costs for minimal allocation actions.

        Opposite (i.e., Contradictory) Transactions in Securities
        Batterymarch provides investment advisory services for various clients and under various investment mandates and may give advice, and take action, with respect to any of those clients that may differ from the advice given, or the timing or nature of action taken, with respect to any other individual client account.

        In the course of providing advisory services, Batterymarch may simultaneously recommend the sale of a particular security for one client account while recommending the purchase of the same or a similar security for another account. This may occur for a variety of reasons. For example, in order to raise cash to handle a redemption/withdrawal from a client account, Batterymarch may be forced to sell a security that is ranked a "buy" by its stock selection model.

        Certain Batterymarch portfolio managers that manage long-only portfolios also manage portfolios that sell securities short. As such, Batterymarch may purchase or sell a security in one or more of its long-only portfolios under management during the same day it executes an opposite transaction in the same or a similar security for one or more of its portfolios under management that hold securities short, and certain Batterymarch client account portfolios may contain securities sold short that are simultaneously held as long positions in certain of the long-only portfolios managed by Batterymarch. The stock selection model(s), risk controls and portfolio construction rules used by Batterymarch to manage its clients' long-only portfolios differ from the model and rules that are used to manage client account portfolios that hold securities short. Because different stock selection models, risk controls and portfolio construction rules are used, it is possible that the same or similar securities may be ranked differently for different mandates and that the timing of trading in such securities may differ.

        Batterymarch has created certain compliance policies and procedures designed to minimize harm from such contradictory activities/events.

        Selection of Brokers/Dealers
        In selecting a broker or dealer, Batterymarch may choose a broker whose commission rate is in excess of that which another broker might have charged for the same transaction, based upon Batterymarch's judgment of that broker's superior execution capabilities and/or as a result of Batterymarch's perceived value of the broker's research services. Although Batterymarch does not participate in any traditional soft dollar arrangements whereby a broker purchases research from a third party on Batterymarch's behalf, Batterymarch does receive proprietary research services from brokers. Batterymarch generally seeks to achieve trade executions with brokers of the highest quality and at the lowest possible cost, although there can be no assurance that this objective will always be achieved. Batterymarch does not enter into any arrangements with brokers, formal or otherwise, regarding order flow as a result of research received. Clients should consider that there is a potential conflict of interest between their interests in obtaining best execution and an investment adviser's receipt of research from brokers selected by the investment adviser for trade executions. The proprietary research services which Batterymarch obtains from brokers may be used to service all of Batterymarch's clients and not just those clients paying commissions to brokers providing those research services, and not all proprietary research may be used by Batterymarch for the benefit of the one or more client accounts which paid commissions to a broker providing such research.

        Personal Securities Transactions
        Batterymarch allows its employees to trade in securities that it recommends to advisory clients. Batterymarch's supervised persons, to the extent not prohibited by Batterymarch's Code of Ethics, may buy, hold or sell securities or investment products (including interests in partnerships and investment companies) at or about the same time that Batterymarch is purchasing, holding or selling the same or similar securities or investment products for client account portfolios and the actions taken by such persons on a personal basis may be, or may be deemed to be, inconsistent with the actions taken by Batterymarch for its client accounts. Clients should understand that these activities may create a conflict of interest between Batterymarch, its supervised persons and its clients.

        Batterymarch employees may also invest in mutual funds that are managed by Batterymarch. This may result in a potential conflict of interest since Batterymarch employees have knowledge of such funds' investment holdings, which is non-public information.

        To address this, Batterymarch has adopted a written Code of Ethics designed to prevent and detect personal trading activities that may interfere or conflict with client interests (including shareholders' interests in funds managed by Batterymarch).



Statement of Additional Information - Dec. 28, 2007                     Page 119

        Batterymarch and certain Batterymarch employees may also have ownership interests in certain other client accounts, including pooled investment vehicles, that invest in long and short positions. Firm and employee ownership of such accounts may create additional potential conflicts of interest for Batterymarch.

        Although Batterymarch believes that its policies and procedures are appropriate to prevent, eliminate or minimize the harm of many potential conflicts of interest between Batterymarch, its related persons and clients, clients should be aware that no set of policies and procedures can possibly anticipate or relieve all potential conflicts of interest. Moreover, it is possible that additional potential conflicts of interest may exist that Batterymarch has not identified in the summary above.


(25) Systematic Financial Management, L.P. is an affiliated firm of Affiliated Managers Group, Inc. (AMG). The AMG Affiliates do not formulate advice for Systematic's clients and do not, in Systematic's view, present any potential conflict of interest with Systematic's clients. Portfolio managers oversee the investment of various types of accounts in the same strategy such as mutual funds, pooled investment vehicle and separate accounts for individuals and institutions. Investment decisions generally are applied to all accounts utilizing that particular strategy taking into consideration client restrictions, instructions and individual needs. A portfolio manager may manage an account whose fees may be higher or lower than the basic fee schedule to provide for varying client circumstances. Management of multiple funds and accounts may create potential conflicts of interest relating to the allocation of investment opportunities, and the aggregation and allocation of client trades.


        Conflicts of interest, including employee personal securities trading, security selection, proxy voting and security allocation, those more material in nature, may arise as a result of providing advisory services to a diverse group of clients invested in various strategies. To avoid such potential conflicts and harm to Systematic's clients, Systematic has adopted policies and procedures, including but not limited to, its Code of Ethics, which addresses personal securities trading, Proxy Voting and Trade Error Policies, which are accompanied by periodic testing and reviews, and are reasonably designed to detect such conflicts and protect the interests of its clients.


(26) During the normal course of managing assets for multiple clients of varying types and asset levels, WEDGE will inevitably encounter conflicts of interest that could, if not properly addressed, be harmful to one or more of its clients. Those of a material nature that are encountered most frequently surround security selection, brokerage selection, employee personal securities trading, proxy voting and the allocation of securities. WEDGE is therefore forced to consider the possible personal conflicts that occur for an analyst and portfolio manager as well as those for the firm when a security is recommended for purchase or sale. When trading securities, WEDGE must address the issues surrounding the selection of brokers to execute trades considering the personal conflicts of the trader and the firm's conflict to obtain best execution of client transactions versus offsetting the cost of research or selfishly enhancing its relationship with a broker/consultant for potential future gain. And finally, WEDGE must consider the implications that a limited supply or demand for a particular security poses on the allocation of that security across accounts. To mitigate these conflicts and ensure its clients are not negatively impacted by the adverse actions of WEDGE or its employees, WEDGE has implemented a series of policies including its Personal Security Trading Policy, Proxy Voting Policy, Equity Trading Policy, Trading Error Policy, and others designed to prevent and detect conflicts when they occur. WEDGE reasonably believes that these and other policies combined with the periodic review and testing performed by its compliance professionals adequately protects the interests of its clients.


STRUCTURE OF COMPENSATION

(27) The compensation of RiverSource Investments employees consists of (i) a base salary, (ii) an annual cash bonus, and (iii) equity incentive awards in the form of stock options and/or restricted stock. The annual cash bonus is based on management's assessment of the employee's performance relative to individual and business unit goals and objectives which, for portfolio managers Joy, Keeley and Truscott, may be based, in part, on achieving certain investment performance goals and retaining and attracting assets under management, and for portfolio manager Bergene, on developing competitive products, managing existing products, and selecting and monitoring subadvisers for RiverSource funds. In addition, subject to certain vesting requirements, the compensation of portfolio managers Joy, Keeley and Truscott, includes an annual award based on the performance of Ameriprise Financial over rolling three-year periods. RiverSource Investments' portfolio managers are provided with a benefit package including life insurance, health insurance and participation in the company's 401(k) plan comparable to that received by other RiverSource Investments employees. Depending upon their job level, RiverSource Investments' portfolio managers may also be eligible for other benefits or perquisites that are available to all RiverSource Investments employees at the same job level.



(28) Portfolio manager compensation is typically comprised of (i) a base salary, (ii) an annual cash bonus, a portion of which may be subject to a mandatory deferral program, and may include (iii) an equity incentive award in the form of stock options and/or restricted stock. The annual bonus is paid from a team bonus pool that is based on the performance of the accounts managed by the portfolio management team, which might include mutual funds, institutional portfolios and hedge funds. Funding for the bonus pool for equity portfolio managers is determined by a



Statement of Additional Information - Dec. 28, 2007                     Page 120
        percentage of the aggregate assets under management in the accounts managed by the portfolio managers, including the fund, plus, where applicable, a percentage of the assets of the funds they support as research analysts*, and by the short term (typically one-year) and long-term (typically three year) performance of those accounts in relation to the relevant peer group universe. Funding for the bonus pool for fixed income portfolio managers is determined by the aggregate market competitive bonus targets for the teams of which the portfolio manager is a member and by the short-term (typically one year) and long-term (typically three year) performance of those accounts in relation to applicable benchmarks or the relevant peer group universe. Bonus pool funding for Lynn Hopton and Yvonne Stevens, is based upon a percentage of profits generated by the institutional portfolios they manage. Lynn Hopton and Yvonne Stevens may also be paid from a bonus pool based upon the performance of the mutual fund(s) they manage. Funding for this bonus pool is determined by a percentage of the aggregate assets under management in the mutual fund(s) they manage, and by the short term (typically one-year) and long-term (typically three year) performance of the mutual fund(s) in relation to the relevant peer group universe. With respect to hedge funds and separately managed accounts that follow a hedge fund mandate, funding for the bonus pool is a percentage of performance fees earned on the hedge funds or accounts managed by the portfolio managers, plus, where applicable, a percentage of performance fees earned on the hedge funds or accounts they support as research analysts*.

        Senior management of RiverSource Investments has the discretion to increase or decrease the size of the part of the bonus pool and to determine the exact amount of each portfolio manager's bonus paid from this portion of the bonus pool based on his/her performance as an employee. In addition, where portfolio managers invest in a hedge fund managed by the investment manager, they receive a cash reimbursement for the fees charged on their hedge fund investments. Senior management of RiverSource Investments does not have discretion over the size of the bonus pool related to institutional portfolios managed by Lynn Hopton and Yvonne Stevens. RiverSource Investments portfolio managers are provided with a benefits package, including life insurance, health insurance, and participation in a company 401(k) plan, comparable to that received by other RiverSource Investments employees. Depending upon their job level, RiverSource Investments portfolio managers may also be eligible for other benefits or perquisites that are available to all RiverSource Investments employees at the same job level.


(29) As an employer, UBS Global Asset Management operates within a highly competitive compensation environment. To review industry comparatives, we measure our compensation structures against benchmark data of competitors provided by McLagan Partners, the industry standard provider for compensation measurement and assessment, on an annual basis. We also perform compensation analysis on an as-needed basis, e.g., when bringing new employees into the organization, or when the market shifts and we need to consider adjustments for retention purposes. Our Global Head of Compensation works closely with our parent company and various data sources to validate our procedures and assumptions.


        Our compensation and benefits programs are designed to provide our investment professionals with incentives to excel, and to promote an entrepreneurial, performance-oriented culture. They also align the interests of our investment professionals with the interests of our clients. Overall compensation can be grouped into four categories:

        1. Competitive salary, benchmarked annually to maintain very competitive compensation opportunities.

        2. Annual bonus, tied to individual contributions and investment performance.

        3. Analyst incentives, tied to performance of model portfolios.

        4. UBS equity awards, promoting company-wide success and employee retention.

        Base salary is used to recognize the experience, skills and knowledge that our investment professionals bring to their roles. Salary levels are monitored and adjusted periodically in order to remain competitive within the investment management industry.

        Annual bonuses are strictly and rigorously correlated with performance. As such, annual incentives can be highly variable, and are based on three components: 1) the firm's overall business success; 2) the performance of the respective asset class and/or investment mandate; and
        3) an individual's specific contribution to the firm's results. We strongly believe that tying bonuses to both long-term (3-year) and shorter-term (1-year) portfolio performance closely aligns our investment professionals' interests with those of our clients.

        Analyst Incentives. Because we value our proprietary research, we have designed a compensation system that has made investment analysis a highly regarded career within our firm. Grouped into 12 global sector teams, our analysts manage model portfolios in global and local sectors. Our portfolio managers use the model sector portfolios to build actual client portfolios. Analyst incentives are tied to the performance of the model portfolios, which we evaluate over rolling three-year periods. One-third of each analyst's rating is based upon the performance of the model global sector

----------
* The portfolio managers that currently support funds as research analysts are:
  Clay Hoes, Julene Melquist, Sam Murphy and Mike Marzolf.



Statement of Additional Information - Dec. 28, 2007                     Page 121
        portfolio; one-third on the model local sector portfolio; and one-third is a qualitative assessment of their contribution. We believe that this system closely aligns our analysts' incentives with our clients.

        UBS AG equity. Many of our senior investment professionals are required to defer a portion of their annual performance-based incentive in the form of deferred or restricted UBS AG shares or employee stock options. Not only does this reinforce the critical importance of creating long-term business value, it also serves as an effective retention tool as the equity shares typically vest over a number of years.

        Broader equity share ownership is encouraged for all employees through "Equity Plus". This long-term incentive program gives employees the opportunity to purchase UBS stock with after-tax funds from their bonus or salary. Two UBS stock options are given for each share acquired and held for two years. We feel this engages our employees as partners in the firm's success, and helps to maximize our integrated business strategy.


(30) Turner's investment professionals receive a base salary commensurate with their level of experience. Turner's goal is to maintain competitive base salaries through review of industry standards, market conditions, and salary surveys. Bonus compensation, which is a multiple of base salary, is based on the performance of each individual's sector and portfolio assignments relative to appropriate market benchmarks. In addition, each employee is eligible for equity ownership and equity owners share the firm's profits. Most of the members of the Investment Team and all Portfolio Managers for The Funds, are equity owners of Turner. This compensation and ownership structure provides incentive to attract and retain highly qualified people, as each member of the firm has the opportunity to share directly in the accomplishments of the business.


        The objective performance criteria noted above accounts for 90% of the bonus calculation. The remaining 10% is based upon subjective, "good will" factors including teamwork, interpersonal relations, the individual's contribution to overall success of the firm, media and client relations, presentation skills, and professional development. Portfolio managers/analysts are reviewed on an annual basis. The Chief Investment Officer is responsible for setting base salaries, bonus targets, and making all subjective judgments related to an investment professionals' compensation. The CIO is also responsible for identifying investment professionals that should be considered for equity ownership on an annual basis.


(31) The professionals at Essex are compensated by a three-tiered approach. First, all of the investment professionals have industry-competitive base salaries and receive a percentage of the firm's profits through a profit-sharing/pension plan. Second, Essex's professionals receive a year-end bonus based on the portfolio's performance on an absolute basis as well as relative to our peers and benchmarks. Third, Essex offers a competitive benefit package including comprehensive family health coverage.


        Portfolio managers, specifically those that are Principals of the firm, are evaluated on the basis of two components: (1) overall performance of the firm and (2) performance of his or her managed portfolios. Overall performance of the firm is the overriding measure by which Principals are evaluated. A lesser weighting, but certainly one of importance, is the portfolio's performance, which is measured in terms of absolute, benchmark-relative and competitor-relative performance.

        An analyst's evaluation consists of three components: the performance of the portfolio, production/work ethic/communications, and teamwork. The performance of the portfolio is measured in terms of both absolute performance, as well as relative performance to that of the comparative benchmark and peer group. Productivity, work ethic, and communication is very much a qualitative measure and is first and foremost a comprehensive assessment of how individual analysts generate stock ideas. It is an assessment of the number of names that are looked at, knowledge of those names, the frequency with which the analyst's recommendations are incorporated into the portfolio and the analyst's overall preparedness for coverage meetings. Teamwork is another rather qualitative element of the evaluation. It is a measurement of an individual analyst's functioning within the team largely in terms of cooperation, collaboration, and the sharing of ideas. An analyst's evaluation plays a part, in addition to the performance of the overall firm, in determining the size of his or her bonus, which typically ranges from 25% - 150% of base salary.

        Each trader at Essex is evaluated annually by the firm's Chief Executive Officers. The two Chief Executive Officers examine several factors such as: number of errors, obtaining best execution, opinions of our portfolio managers, etc. A trader's performance evaluation contributes to 25% - 30% of his or her total pay.

        As an added retention mechanism, Essex offers ownership to both existing and prospective employees. The current ownership structure allows Essex to capitalize a portion of its free cash flow each year and transform it into stock ownership. Essex envisions granting ownership as an additional incentive to the employees who contribute the greatest to the firm's future success. We feel that our compensation structure is extremely competitive when compared with other firms in the industry.

        Finally, Essex offers a deferred compensation plan for certain employees by way of granting them a Special Recognition Award.



Statement of Additional Information - Dec. 28, 2007                     Page 122

        Essex maintains a fundamental team approach that encourages continuity among its investment professionals and makes a conscious effort to reward its team members accordingly. Our investment professionals are continuously motivated by our compensation structure, competitive personnel benefit packages, and entrepreneurial-like culture.


(32) Dr. David Goldsmith is paid a fixed base salary and a variable annual incentive. Base salary is determined within a market competitive position-specific salary range, based on the portfolio manager's experience and performance. For purposes of calculating the annual incentive amount, each mutual fund and institutional account managed by the Adviser is categorized as reflecting one of several designated "Strategies." The annual incentive amount is based on current calendar year asset-weighted composite investment performance of each Strategy, which is measured on a total return basis gross of fees and expenses vs. the Strategy's designated benchmark (i.e., with respect to the Fund's Strategy, Russell 2000 Growth Index). Dr. Goldsmith is also the portfolio manager for other accounts in addition to the Fund. Such other accounts may be categorized as reflecting different Strategies, which may have different benchmarks. Although the performance of each Strategy composite is considered in calculating the annual incentive amount, their relative weightings differ. The performance of one of the other Strategies (which does not include the Fund in its composite performance) represents a significant portion of the calculation. The remaining Strategies are divided into two groups, with each Strategy within a group receiving equal weighting. The Strategy to which the Fund is assigned and the other Strategies in the same group receive higher weighting than Strategies in the other group. As a separate matter, pursuant to the terms of a business acquisition agreement, investment professionals hired before the acquisition may receive additional consideration based on the achievement of specified revenue targets.



(33) Messrs. Hurwitz and Kelley are both equity owners of Kenwood. Their compensation consists of a salary, plus a pro rata share of the annual net earnings of Kenwood, some of which derives from fees paid by the fund. Messrs. Hurwitz and Kelley are provided with a benefits package, including life insurance, health insurance, and participation in a company 401(k) plan, comparable to that received by other employees of Kenwood. Messrs. Hurwitz and Kelley are also eligible for certain benefits that are available to all equity owners of Kenwood.



(34) The compensation of American Century's portfolio managers is structured to align the interests of portfolio managers with those of the shareholders whose assets they manage. It includes the components described below, each of which is determined with reference to a number of factors, such as overall performance, market competition, and internal equity. Compensation is not directly tied to the value of assets held in client portfolios.


        Base Salary
        Portfolio managers receive base pay in the form of a fixed annual salary.

        Bonus
        A significant portion of portfolio manager compensation takes the form of an annual incentive bonus tied to performance. Bonus payments are determined by a combination of factors. One factor is fund investment performance. For policy portfolios, investment performance is measured by a combination of one- and three-year pre-tax performance relative to a pre-established, internally-customized peer group and/or market benchmark. Custom peer groups are constructed using all the funds in appropriate Lipper or Morningstar categories as a starting point. Funds are then eliminated from the peer group based on a standardized methodology designed to result in a final peer group that more closely represents the fund's true peers based on internal investment mandates and that is more stable (i.e., has less peer turnover) over the long-term. In cases where a portfolio manager has responsibility for more than one policy portfolio, the performance of each is assigned a percentage weight commensurate with the portfolio manager's level of responsibility.

        With regard to tracking portfolios, investment performance may be measured in a number of ways. The performance of the tracking portfolio may be measured against a customized peer group and/or market benchmark as described above for policy portfolios. Alternatively, the tracking portfolio may be evaluated relative to the performance of its policy portfolio, with the goal of matching the policy portfolio's performance as closely as possible. This is the case for the Small Cap Equity Fund.

        In some cases, the performance of a tracking portfolio is not separately considered. Rather, the performance of the policy portfolio is the key metric. This is the case for the Aggressive Growth Fund.

        A second factor in the bonus calculation relates to the performance of all American Century funds managed according to a particular investment style, such as U.S. growth or value. Performance is measured for each product individually as described above and then combined to create an overall composite for the product group. These composites may measure one-year performance (equal weighted) or a combination of one- and three-year performance (asset weighted) depending on the portfolio manager's responsibilities and products managed. This feature is designed to encourage effective teamwork among portfolio management teams in achieving long-term investment success for similarly styled portfolios.



Statement of Additional Information - Dec. 28, 2007                     Page 123

        A portion of some portfolio managers' bonuses may be tied to individual performance goals, such as research projects and the development of new products.

        Finally, portfolio manager bonuses may occasionally be affected by extraordinarily positive or negative financial performance by American Century Companies, Inc. (ACC), the advisor's privately-held parent company. This feature has been designed to maintain investment performance as the primary component of portfolio manager bonuses while also providing a link to the advisor's ability to pay.

        Restricted Stock Plans
        Portfolio managers are eligible for grants of restricted stock of ACC. These grants are discretionary, and eligibility and availability can vary from year to year. The size of an individual's grant is determined by individual and product performance as well as other product-specific considerations. Grants can appreciate/depreciate in value based on the performance of the ACC stock during the restriction period (generally three years).

        Deferred Compensation Plans
        Portfolio managers are eligible for grants of deferred compensation. These grants are used in very limited situations, primarily for retention purposes. Grants are fixed and can appreciate/depreciate in value based on the performance of the American Century mutual funds in which the portfolio manager chooses to invest them.


(35) GSAM's Growth Team's (the "Growth Team") compensation packages for its portfolio managers are comprised of a base salary and performance bonus. The performance bonus is first and foremost tied to the Growth Team's pre-tax performance for its clients and the Growth Team's total revenues for the past year which in part is derived from advisory fees and for certain accounts, performance based fees. The Growth Team measures its performance on a market cycle basis which is typically measured over a three to seven year period, rather than being focused on short term gains in its strategies or short term contributions from a portfolio manager in any given year.


        The performance bonus for portfolio managers is significantly influenced by the following criteria: (1) whether the team performed consistently with objectives and client commitments; (2) whether the team's performance exceeded performance benchmarks over a market cycle; (3) consistency of performance across accounts with similar profiles; and
        (4) communication with other portfolio managers within the research process. Benchmarks for measuring performance can either be broad based or narrow based indices which will vary based on client expectations.

        The Growth Team also considers each portfolio manager's individual performance, his or her contribution to the overall performance of the strategy long-term and his/her ability to work as a member of the Team. The Growth Team's decision may also be influenced by the following: the performance of GSAM, the profitability of Goldman, Sachs & Co. ("Goldman Sachs") and anticipated compensation levels among competitor firms.

        Other Compensation. In addition to base salary and performance bonus, GSAM has a number of additional benefits/deferred compensation programs for all portfolio managers in place including: (i) a 401k program that enables employees to direct a percentage of their pretax salary and bonus income into a tax-qualified retirement plan; (ii) a profit sharing program to which Goldman Sachs makes a pretax contribution; and (iii) investment opportunity programs in which certain professionals are eligible to participate subject to certain net worth requirements. Portfolio managers may also receive grants of restricted stock units and/or stock options as part of their compensation.

        Certain GSAM portfolio managers may also participate in the firm's Partner Compensation Plan, which covers many of the firm's senior executives. In general, under the Partner Compensation Plan, participants receive a base salary and a bonus (which may be paid in cash or in the form of an equity-based award) that is linked to Goldman Sachs' overall financial performance.


(36) The funds pay Wellington Management a fee based on the assets under management of the fund as set forth in the Subadvisory Agreement between Wellington Management and Ameriprise Financial, Inc. with respect to each fund. Wellington Management pays its investment professionals out of its total revenues and other resources, including the advisory fees earned with respect to each fund. The following information relates to the fiscal year ended May 31, 2007.


        Wellington Management's compensation structure is designed to attract and retain high-caliber investment professionals necessary to deliver high quality investment management services to its clients. Wellington Management's compensation of the Investment Professionals includes a base salary and incentive components. The base salary for each Investment Professional who is a partner of Wellington Management is determined by the Managing Partners of the firm. A partner's base salary is generally a fixed amount that may change as a result of an annual review. The base salary for all other Investment Professionals is determined by their experience and performance in their role as an Investment Professional. Base salaries for employees are reviewed annually and may be adjusted based on the recommendation of the Investment Professional's business manager, using guidelines established by Wellington Management's Compensation Committee, which has final oversight responsibility for base salaries for employees of the


Statement of Additional Information - Dec. 28, 2007                     Page 124
        firm. Each Investment Professional is eligible to receive an incentive payment based on the revenues earned by Wellington Management from the fund managed by the Investment Professional and generally each other portfolio managed by such Investment Professional. Each Investment Professional's incentive payment relating to the Funds is linked to the gross pre-tax performance of the Funds compared to the benchmark or peer group identified below over one and three year periods, with an emphasis on three year results. Wellington Management applies similar incentive structures (although the benchmarks or peer groups, time periods and rates may differ) to other portfolios managed by the Investment Professional, including portfolios with performance fees. Portfolio-based incentives across all portfolios managed by an Investment Professional can, and typically do, represent a significant portion of a Investment Professional's overall compensation; incentive compensation varies significantly by individual and can vary significantly from year to year. Some Investment Professionals are also eligible for bonus payments based on their overall contribution to Wellington Management's business operations. Senior management at Wellington Management may reward individuals as it deems appropriate based on factors other than portfolio performance. Each partner of Wellington Management is also eligible to participate in a partner-funded tax qualified retirement plan, the contributions to which are made pursuant to an actuarial formula, as a partner of the firm. Mr. Abrams, Boselli and Shilling are partners of the firm.

------------------------------------------------------------------
                                  BENCHMARK INDEX AND/OR PEER
                                  GROUP FOR
 FUND                             INCENTIVE PERIOD
------------------------------------------------------------------
 Small Cap Equity Fund            Russell 2000 Index
------------------------------------------------------------------
 Fundamental Growth Fund          Russell 1000 Growth Index
------------------------------------------------------------------



(37)    Kenneth Feinberg's compensation as a Davis Advisors employee consists of
        (i) a base salary, (ii) an annual bonus equal to a percentage of growth in Davis Advisors' profits, (iii) awards of equity ("Units") in Davis Advisors including Units, options on Units, and/or phantom Units, and
        (iv) an incentive plan whereby Davis Advisors purchases shares in selected funds managed by Davis Advisors. At the end of specified periods, generally five years following the date of purchase, some, all, or none of the fund shares will be registered in the employee's name based on fund performance after expenses on a pre-tax basis versus the S&P 500 Index and versus peer groups as defined by Morningstar or Lipper. Davis Advisors' portfolio managers are provided benefits packages including life insurance, health insurance, and participation in company 401(k) plan comparable to that received by other company employees.


        Christopher Davis's annual compensation as an employee of Davis Advisors consists of a base salary. Davis Advisors' portfolio managers are provided benefits packages including life insurance, health insurance, and participation in company 401(k) plan comparable to that received by other company employees.


(38) Lord Abbett compensates its portfolio managers on the basis of salary, bonus and profit sharing plan contributions. The level of compensation takes into account the portfolio manager's experience, reputation and competitive market rates.


        Fiscal year-end bonuses, which can be a substantial percentage of base level compensation, are determined after an evaluation of various factors. These factors include the portfolio manager's investment results and style consistency, the dispersion among funds with similar objectives, the risk taken to achieve the fund returns, and similar factors. Investment results are evaluated based on an assessment of the portfolio manager's three- and five-year investment returns on a pre-tax basis vs. both the appropriate style benchmarks and the appropriate peer group rankings. Finally, there is a component of the bonus that reflects leadership and management of the investment team. The evaluation does not follow a formulaic approach, but rather is reached following a review of these factors. No part of the bonus payment is based on the portfolio manager's assets under management, the revenues generated by those assets, or the profitability of the portfolio manager's unit. Lord Abbett does not manage hedge funds. Lord Abbett may designate a bonus payment of a manager for participation in the firm's senior incentive compensation plan, which provides for a deferred payout over a five-year period. The plan's earnings are based on the overall asset growth of the firm as a whole. Lord Abbett believes this incentive focuses portfolio managers on the impact their fund's performance has on the overall reputation of the firm as a whole and encourages exchanges of investment ideas among investment professionals managing different mandates.

        Lord Abbett provides a 401(k) profit-sharing plan for all eligible employees. Contributions to a portfolio manager's profit-sharing account are based on a percentage of the portfolio manager's total base and bonus paid during the fiscal year, subject to a specified maximum amount. The assets of this profit-sharing plan are entirely invested in Lord Abbett-sponsored funds.


(39) All employees at Donald Smith & Co., Inc. are compensated on incentive plans. The compensation for portfolio managers, analysts and traders at Donald Smith consists of a base salary, a partnership interest in the firm's profits, and possibly an additional, discretionary bonus. This discretionary bonus can exceed 100% of the base salary if performance for clients exceeds established benchmarks. The current benchmark utilized is the Russell 2000 Value Index. Additional



Statement of Additional Information - Dec. 28, 2007                     Page 125
        distribution of firm ownership is a strong motivation for continued employment at Donald Smith & Co., Inc. Administrative personnel are also given a bonus as a function of their contribution and the profitability of the firm.


(40) FPA's portfolio managers are encouraged and expected to work as a team. Compensation is commensurate with their performance and that of the firm. The percentage of compensation derived from base salary, bonus and other incentives varies widely across the firm and is dependent on the area of responsibility and seniority of the employee.


        FPA feels that the salary component of its compensation structure is competitive with other investment managers. All of our investment professionals participate in a deferred compensation arrangement; they receive a share of the firm's profits which are allocated to an account, payable at a future point in time, provided they remain with the firm.


(41) In addition to base salary, all portfolio managers and analysts share in a bonus pool that is distributed semi-annually. Analysts and portfolio managers are rated on their value added to the team-oriented investment process. Overall compensation applies with respect to all accounts managed and compensation does not differ with respect to distinct accounts managed by a portfolio manager. Compensation is not tied to a published or private benchmark. It is important to understand that contributions to the overall investment process may include not recommending securities in an analyst's sector if there are no compelling opportunities in the industries covered by that analyst.


        The compensation of portfolio managers is not directly tied to fund performance or growth in assets for any fund or other account managed by a portfolio manager and portfolio managers are not compensated for bringing in new business. Of course, growth in assets from the appreciation of existing assets and/or growth in new assets will increase revenues and profit. The consistent, long-term growth in assets at any investment firm is to a great extent, dependent upon the success of the portfolio management team. The compensation of the portfolio management team at the Adviser will increase over time, if and when assets continue to grow through competitive performance.


(42) MetWest Capital's compensation system is designed not only to attract and retain experienced, highly qualified investment personnel, but also to closely align employees' interests with clients' interests. Compensation for investment professionals consists of a base salary, bonus, and generous benefits. Benefits include a comprehensive insurance benefits program (medical, vision and dental), 401(k) plan with an employer-matched contribution. A material portion of each such professional's annual compensation is in the form of a bonus tied to results relative to clients' benchmarks and overall client satisfaction. Bonuses may range from 20% to over 100% of salary.


        MetWest Capital's compensation system is not determined on an account-specific basis. Rather, bonuses are tied to overall firm profitability and composite performance relative to the benchmark. The primary benchmark for the Small Cap Intrinsic Value strategy is the Russell 2000 Value Index. To reinforce long-term focus, performance is measured over MetWest Capital's investment horizon (typically two to three years). Analysts are encouraged to maintain a long-term focus and are not compensated for the number of their recommendations that are purchased in the portfolio. Rather, their bonuses are tied to overall strategy performance.

        Mr. Lisenbee is an owner of MetWest Capital. As such, his compensation consists of a fixed salary and participation in the firm's profits.


(43) The portfolio manager's compensation as a Threadneedle employee consists of (i) a base salary, (ii) an annual cash bonus, and (iii) an equity incentive award in the form of stock options and/or restricted stock. The annual bonus is paid from a team bonus pool that is based on both mutual fund and institutional portfolio performance. Funding for the bonus pool is determined by the aggregate market competitive bonus targets for the teams of which the portfolio manager is a member and by the short-term (typically one year) and long-term (typically three year) performance of the accounts compared to applicable benchmarks. Senior management of Threadneedle has the discretion to increase or decrease the size of the bonus pool and to determine the exact amount of each portfolio manager's bonus based on his/her performance as an employee, subject to the total fund managers bonus pool being within the overall corporate bonus pool which is based on the profitability of Threadneedle. Threadneedle portfolio managers are provided with a benefits package, including life insurance, health insurance, and participation in a company pension plan, comparable to that received by other Threadneedle employees. Depending upon their job level, Threadneedle Investments portfolio managers may also be eligible for other benefits or perquisites that are available to all Threadneedle employees at the same job level.



(44) As of October 31, 2006, the portfolio managers receive all of their compensation from Columbia WAM and its parent company. P. Zachary Egan, and Louis J. Mendes each received compensation in the form of salary and bonus. In addition, Mr. Egan received a distribution in connection with his association with Columbia WAM prior to its acquisition in September 2000 and Columbia WAM's recent performance. Mr. Mendes participated in a supplemental pool for Columbia WAM employees that was established in connection with the acquisition of Columbia WAM and was based on Columbia WAM's recent performance.


        All analysts and portfolio managers have performance benchmarks. Analyst performance is compared to assigned industry or region stock performance within benchmark indices while portfolio manager performance is compared to


Statement of Additional Information - Dec. 28, 2007                     Page 126
        entire benchmark indices. Performance compared to benchmark indices is the dominant performance evaluation factor for all analysts and managers. Industry (or country) weighting recommendations are the second most important factor for analysts. Other factors are assets managed, new analyst mentoring, teamwork, and managerial, marketing, compliance and other qualitative contributions.

        Analysts and managers are positioned in a number of compensation tiers based on cumulative performance. Excellent performance results in advancement to a higher tier each two or three years, until the highest tier is reached. Higher tiers have higher base compensation levels and wider bonus ranges. While cumulative performance places analysts and managers in tiers, current year performance drives changes in cash bonus levels. Cash incentive bonuses vary by tier, and can range between a fraction of base pay to several times base pay; the objective being to provide very competitive total compensation for high performers.

        Typically, a very high proportion of an analyst's or manager's bonus is paid in cash with a smaller proportion going into an investment program where the employee can select Columbia mutual funds as their investment vehicle. Bank of America restricted stock or options may also be part of an individual's compensation. These mutual fund investments and Bank of America restricted stock or options vest over three years.


(45) Principal Global Investors offers all employees a competitive salary and incentive compensation plan that is evaluated annually. Percentages of base salary versus performance bonus vary by position but are based on nationally competitive market data and are consistent with industry standards. Total cash compensation is targeted at the median of the market and benefits are targeted slightly above median. The investment staff is compensated under a base salary plus variable annual bonus (incentive compensation). The incentive compensation plan for equity portfolio managers is 90% weighted to investment performance and 10% weighted to Principal Global Investors annual performance score. The target incentive for equity portfolio managers ranges from 150% to 350% of actual base earnings, depending on job level.


        - Investment performance is based on gross performance versus a benchmark, peer group or both, depending on the client mandate.

        - Performance versus peers is measured for a period up to three years (shorter if the portfolio manager has managed the respective portfolio for a period less than three years).

        - Versus the peer group, incentive payout starts at 49th percentile and reaches 100% at the 25th percentile for the 1, 2, and 3-year periods. 15% of incentive payout is achieved at 49th percentile. No payout is realized if performance is below 50th percentile.

        As a wholly owned subsidiary of Principal Financial Group, all Principal Global employees are eligible to participate in our Employee Stock Purchase Plan that allows them to purchase company stock at a 15% discount each quarter. In addition, through our 401(k) plan, employees are able to contribute to an Employee Stock Ownership Plan (ESOP) through which they can buy additional company stock.




(46) AllianceBernstein's compensation program for investment professionals is designed to be competitive and effective in order to attract and retain the highest caliber employees. The compensation program for investment professionals is designed to reflect their ability to generate long-term investment success for our clients, including shareholders of the AllianceBernstein Mutual Funds. Investment professionals do not receive any direct compensation based upon the investment returns of any individual client account, nor is compensation tied directly to the level or change in the level of assets under management. Investment professionals' annual compensation is comprised of the following:


        (i) Fixed base salary: This is generally the smallest portion of compensation. The base salary is a relatively low, fixed salary within a similar range for all investment professionals. The base salary (determined at the outset of employment based on level of experience), does not change significantly from year-to-year, and hence, is not particularly sensitive to performance.

       (ii) Discretionary incentive compensation in the form of an annual cash bonus: AllianceBernstein's overall profitability determines the total amount of incentive compensation available to investment professionals. This portion of compensation is determined subjectively based on qualitative and quantitative factors. In evaluating this component of an investment professional's compensation, AllianceBernstein considers the contribution to his/her team or discipline as it relates to that team's overall contribution to the long-term investment success, business results and strategy of AllianceBernstein. Quantitative factors considered include, among other things, relative investment performance (e.g., by comparison to competitor or peer group funds or similar styles of investments, and appropriate, broad-based or specific market indices), and consistency of performance. There are no specific formulas used to determine this part of an investment professional's compensation and the compensation is not tied to any pre-determined or specified level of performance. AllianceBernstein also considers qualitative factors such as the complexity and risk of investment strategies involved in the style or type of assets managed by the investment professional; success of marketing/business development efforts and client servicing; seniority/length of service with the firm; management and supervisory responsibilities; and fulfillment of AllianceBernstein's leadership criteria.



Statement of Additional Information - Dec. 28, 2007                     Page 127

      (iii) Discretionary incentive compensation in the form of awards under AllianceBernstein's Partners Compensation Plan ("deferred awards"):
            AllianceBernstein's overall profitability determines the total amount of deferred awards available to investment professionals. The deferred awards are allocated among investment professionals based on criteria similar to those used to determine the annual cash bonus. There is no fixed formula for determining these amounts. Deferred awards, for which there are various investment options, vest over a four-year period and are generally forfeited if the employee resigns or AllianceBernstein terminates his/her employment. Investment options under the deferred awards plan include many of the same AllianceBernstein Mutual Funds offered to mutual fund investors, thereby creating a close alignment between the financial interests of the investment professionals and those of AllianceBernstein's clients and mutual fund shareholders with respect to the performance of those mutual funds. AllianceBernstein also permits deferred award recipients to allocate up to 50% of their award to investments in AllianceBernstein's publicly traded equity securities (prior to 2002, investment professional compensation also included discretionary long-term incentive in the form of restricted grants of AllianceBernstein's Master Limited Partnership Units).

       (iv) Contributions under AllianceBernstein's Profit Sharing/401(k) Plan:
            The contributions are based on AllianceBernstein's overall profitability. The amount and allocation of the contributions are determined at the sole discretion of AllianceBernstein.


(47) Compensation for AIGGIC portfolio managers has both a salary and a bonus component. The salary component is a fixed base salary, which is generally based upon several factors, including experience and market levels of salary for such position. The bonus component is based both on a portfolio manager's individual performance and the organizational performance of AIGGIC. The bonus component is generally calculated as follows: (1) 60% is linked to the management of a portfolio manager's funds; (2) 20% is based on AIGGIC's profitability; and (3) 20% is determined on a discretionary basis (including individual qualitative goals). For the 60% component, the measures for a portfolio manager may vary according to the day-to-day responsibilities of a particular portfolio manager. The measures comprise any combination of (a) total return measures, (b) benchmark measures and (c) peer group measures. Any long-term compensation may include stock options and restricted stock units, both having vesting schedules.



(48) Batterymarch's compensation for investment professionals includes a combination of base salary, annual bonus and long-term incentive compensation, as well as a generous benefits package made available to all Batterymarch employees on a non-discretionary basis. Specifically, the package includes:



        - competitive base salaries;



        - individual performance-based bonuses based on the investment professionals' added value to the portfolios for which they are responsible measured on a one-, three- and five-year basis versus benchmarks and peer universes as well as their contributions to research, client service and new business development;



        - corporate profit-sharing; and



        - a non-qualified deferred compensation plan that has a cliff-vesting provision with annual contributions. In order for an employee to receive any contribution, they must remain employed for at least 31 months after the initial award.



        Portfolio manager compensation is not tied to, nor increased or decreased as the result of, any performance fees that may be earned by Batterymarch. Compensation is generally not impacted by the investment performance of any one client account; all performance analysis is reviewed on an aggregate product basis. Portfolio managers do not receive a percentage of the revenue earned on any of Batterymarch's client portfolios.



        While we are wholly-owned by Legg Mason, Batterymarch recognizes the importance of maintaining an ownership culture and has developed a compensation plan that allows our employees to share in the success of the firm. Importantly, Batterymarch's financial commitment to Legg Mason is in the form of a top-line revenue share. Once this share is paid, and the firm's expenses are covered, the remainder constitutes a bonus pool for all employees.



(49) Ron Mushock and Kevin McCreesh are partners of the firm and co-Portfolio managers for the strategy. Employee-owners receive income distributions scaled to the company's profit margins. Other investment professionals are compensated with both a competitive salary and an annual performance bonus determined by their contribution to our investment process and its results. Other factors influencing the performance bonus include overall growth and profitability of the firm and client service responsibilities. Systematic's ability to offer equity ownership to senior professionals also provides a significant incentive for our investment team. Moreover, Messrs. Mushock and McCreesh are provided with a benefits package, including health insurance, and participation in a company 401(k) plan, comparable to that received by other Systematic employees.



(50) WEDGE's incentive compensation has been structured to reward all professionals for their contribution to the growth and profitability of the firm. General Partners are compensated via a percentage of the firm's net profitability following a peer review, which focuses on performance in their specific area of responsibility, as well as their contribution to the general management of the firm, and their importance to the firm in the future. Other investment professionals' compensation is based on similar criteria including relative short and long-term portfolio performance as compared to both the index and a universe of peer managers.




Statement of Additional Information - Dec. 28, 2007                     Page 128

ADMINISTRATIVE SERVICES

Each fund listed in the table below has an Administrative Services Agreement with Ameriprise Financial. Under this agreement, the fund pays Ameriprise Financial for providing administration and accounting services. The fee is calculated as follows:

            TABLE 20. ADMINISTRATIVE SERVICES AGREEMENT FEE SCHEDULE

                                                          ASSET LEVELS AND BREAKPOINTS IN APPLICABLE FEES
                                    ------------------------------------------------------------------------------------------
                                                       $500,000,001 -   $1,000,000,001 -   $3,000,000,001 -
FUND                                $0 - 500,000,000    1,000,000,000     3,000,000,000     $12,000,000,000   12,000,000,001 +
------------------------------------------------------------------------------------------------------------------------------
Absolute Return Currency and
  Income                                  0.080%            0.075%            0.070%             0.060%             0.050%
Disciplined International Equity
Disciplined Small Cap Value
Emerging Markets
Emerging Markets Bond
European Equity
Global Bond
Global Equity
International Aggressive Growth
International Equity
International Opportunity
International Select Value
International Small Cap
Small Cap Advantage
Small Cap Equity
Small Cap Growth
Small Cap Value
Small Company Index
Strategic Allocation
------------------------------------------------------------------------------------------------------------------------------
California Tax-Exempt                     0.070%            0.065%            0.060%             0.050%             0.040%
Core Bond
Diversified Bond
Floating Rate
High-Yield Bond
Income Opportunities
Inflation Protected
Intermediate Tax-Exempt
Limited Duration Bond
Massachusetts Tax-Exempt
Michigan Tax-Exempt
Minnesota Tax-Exempt
New York Tax-Exempt
Ohio Tax-Exempt
Short Duration U.S. Government
Strategic Income Allocation
Tax-Exempt Bond
Tax-Exempt High Income
U.S. Government Mortgage
------------------------------------------------------------------------------------------------------------------------------


Statement of Additional Information - Dec. 28, 2007                     Page 129

                                                          ASSET LEVELS AND BREAKPOINTS IN APPLICABLE FEES
                                    ------------------------------------------------------------------------------------------
                                                       $500,000,001 -   $1,000,000,001 -   $3,000,000,001 -
FUND                                $0 - 500,000,000    1,000,000,000     3,000,000,000     $12,000,000,000   12,000,000,001 +
------------------------------------------------------------------------------------------------------------------------------
Aggressive Growth
0.060%                                    0.055%            0.050%            0.040%             0.030%
Balanced
Cash Management
Disciplined Equity
Disciplined Large Cap Growth
Disciplined Small and Mid Cap
  Equity
Diversified Equity Income
Dividend Opportunity
Equity Value
Fundamental Growth
Fundamental Value
Global Technology
Growth
Large Cap Equity
Large Cap Value
Mid Cap Growth
Mid Cap Value
Precious Metals and Mining
Real Estate
S&P 500 Index
Select Value
Tax-Exempt Money Market
Value
------------------------------------------------------------------------------------------------------------------------------
Income Builder Basic Income               0.020%            0.020%            0.020%             0.020%             0.020%
Income Builder Enhanced Income
Income Builder Moderate Income
Portfolio Builder Aggressive
Portfolio Builder Conservative
Portfolio Builder Moderate
Portfolio Builder Moderate
  Aggressive
Portfolio Builder Moderate
  Conservative
Portfolio Builder Total Equity
Retirement Plus 2010
Retirement Plus 2015
Retirement Plus 2020
Retirement Plus 2025
Retirement Plus 2030
Retirement Plus 2035
Retirement Plus 2040
Retirement Plus 2045
------------------------------------------------------------------------------------------------------------------------------






Statement of Additional Information - Dec. 28, 2007                     Page 130

The fee is calculated for each calendar day on the basis of net assets as of the close of the preceding day. Fees paid in each of the last three fiscal periods are shown in the table below. The table also shows the daily rate applied to each fund's net assets as of the last day of the most recent fiscal period. The table is organized by fiscal year end. You can find your fund's fiscal year end in Table 1.

                          TABLE 21. ADMINISTRATIVE FEES

-------------------------------------------------------------------------------------------------------------
                                                      ADMINISTRATIVE SERVICES FEES PAID IN:
                                                                                                   DAILY RATE
                                                     ---------------------------------------       APPLIED TO
FUND                                                     2007          2006          2005         FUND ASSETS
-------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING JANUARY 31
------------------------------------------------------------------------------------------------------------
Portfolio Builder Aggressive                          $   86,301    $   51,235    $   13,785(a)      0.020%
------------------------------------------------------------------------------------------------------------
Portfolio Builder Conservative                            24,051        17,895         5,969(a)      0.020
------------------------------------------------------------------------------------------------------------
Portfolio Builder Moderate                               138,034        85,545        23,460(a)      0.020
------------------------------------------------------------------------------------------------------------
Portfolio Builder Moderate Aggressive                    172,602       104,658        28,002(a)      0.020
------------------------------------------------------------------------------------------------------------
Portfolio Builder Moderate Conservative                   50,763        34,371        10,779(a)      0.020
------------------------------------------------------------------------------------------------------------
Portfolio Builder Total Equity                            76,312        41,435        10,959(a)      0.020
------------------------------------------------------------------------------------------------------------
S&P 500 Index                                            153,231       222,321       319,791         0.060
------------------------------------------------------------------------------------------------------------
Small Company Index                                      867,030       861,455       784,439         0.077
------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING MARCH 31
------------------------------------------------------------------------------------------------------------
Equity Value                                             674,042       558,514       454,202         0.056
------------------------------------------------------------------------------------------------------------
Precious Metals and Mining                                67,215        50,123        51,848         0.060
------------------------------------------------------------------------------------------------------------
Small Cap Advantage                                      534,163       568,712       491,869         0.079
------------------------------------------------------------------------------------------------------------
Small Cap Growth                                         173,239       180,537       224,042         0.080
------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING APRIL 30
------------------------------------------------------------------------------------------------------------
Retirement Plus 2010                                       1,779(b)        N/A           N/A         0.020
------------------------------------------------------------------------------------------------------------
Retirement Plus 2015                                       1,861(b)        N/A           N/A         0.020
------------------------------------------------------------------------------------------------------------
Retirement Plus 2020                                       2,961(b)        N/A           N/A         0.020
------------------------------------------------------------------------------------------------------------
Retirement Plus 2025                                       2,293(b)        N/A           N/A         0.020
------------------------------------------------------------------------------------------------------------
Retirement Plus 2030                                       2,579(b)        N/A           N/A         0.020
------------------------------------------------------------------------------------------------------------
Retirement Plus 2035                                       1,548(b)        N/A           N/A         0.020
------------------------------------------------------------------------------------------------------------
Retirement Plus 2040                                       2,928(b)        N/A           N/A         0.020
------------------------------------------------------------------------------------------------------------
Retirement Plus 2045                                         586(b)        N/A           N/A         0.020
------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING MAY 31
------------------------------------------------------------------------------------------------------------
Aggressive Growth                                        334,364       130,418        24,630         0.059
------------------------------------------------------------------------------------------------------------
Fundamental Growth                                       140,084        83,643        31,978         0.060
------------------------------------------------------------------------------------------------------------
Fundamental Value                                        645,012       658,982       458,121         0.056
------------------------------------------------------------------------------------------------------------
High Yield Bond                                        1,259,292     1,328,295     1,219,476         0.064
------------------------------------------------------------------------------------------------------------
Income Builder Basic Income                               25,671           581(c)        N/A         0.020
------------------------------------------------------------------------------------------------------------
Income Builder Enhanced Income                            37,153         1,226(c)        N/A         0.020
------------------------------------------------------------------------------------------------------------
Income Builder Moderate Income                            58,560         1,394(c)        N/A         0.020
------------------------------------------------------------------------------------------------------------
Select Value                                             355,085       443,873       427,460         0.059
------------------------------------------------------------------------------------------------------------
Short Duration U.S. Government                           623,283       821,082       960,018         0.068
------------------------------------------------------------------------------------------------------------
Small Cap Equity                                         267,622       205,335       129,820         0.080
------------------------------------------------------------------------------------------------------------
Small Cap Value                                          754,675       858,118       824,914         0.078
------------------------------------------------------------------------------------------------------------
U.S. Government Mortgage                                 196,713       172,175       152,145         0.070
------------------------------------------------------------------------------------------------------------
Value                                                    239,524       285,079       285,752         0.060
------------------------------------------------------------------------------------------------------------


Statement of Additional Information - Dec. 28, 2007                     Page 131

-------------------------------------------------------------------------------------------------------------
                                                      ADMINISTRATIVE SERVICES FEES PAID IN:
                                                                                                   DAILY RATE
                                                     ---------------------------------------       APPLIED TO
FUND                                                     2007          2006          2005         FUND ASSETS
-------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING JUNE 30
------------------------------------------------------------------------------------------------------------
Dividend Opportunity                                     884,333       658,242       406,110         0.054
------------------------------------------------------------------------------------------------------------
Real Estate                                              153,117        91,341        41,449         0.060
------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING JULY 31
------------------------------------------------------------------------------------------------------------
Cash Management                                        2,141,669     1,741,492     1,016,703         0.048
------------------------------------------------------------------------------------------------------------
Core Bond                                                159,975       133,655        78,241         0.070
------------------------------------------------------------------------------------------------------------
Disciplined Equity                                     1,224,572       496,810        29,441         0.053
------------------------------------------------------------------------------------------------------------
Disciplined Small and Mid Cap Equity                      24,904         1,143(d)        N/A         0.060
------------------------------------------------------------------------------------------------------------
Disciplined Small Cap Value                               20,681         4,615(e)        N/A         0.080
------------------------------------------------------------------------------------------------------------
Floating Rate                                            378,190        46,916(e)        N/A         0.069
------------------------------------------------------------------------------------------------------------
Growth                                                 1,763,087     1,791,547     1,370,094         0.052
------------------------------------------------------------------------------------------------------------
Income Opportunities                                     242,883       253,936       164,038         0.070
------------------------------------------------------------------------------------------------------------
Inflation Protected Securities                           209,028       169,778        61,197         0.070
------------------------------------------------------------------------------------------------------------
Large Cap Equity                                       3,245,953     2,119,930       860,387         0.046
------------------------------------------------------------------------------------------------------------
Large Cap Value                                           60,574        78,248        67,667         0.060
------------------------------------------------------------------------------------------------------------
Limited Duration Bond                                    105,993       133,102        88,881         0.070
------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING AUGUST 31
------------------------------------------------------------------------------------------------------------
California Tax-Exempt(f)                                 122,586       149,235        87,771         0.070
------------------------------------------------------------------------------------------------------------
Diversified Bond                                       1,752,212     1,698,244     1,259,427         0.063
------------------------------------------------------------------------------------------------------------
Massachusetts Tax-Exempt(f)                               37,586        49,506        30,362         0.070
------------------------------------------------------------------------------------------------------------
Michigan Tax-Exempt(f)                                    31,880        40,475        23,283         0.070
------------------------------------------------------------------------------------------------------------
Minnesota Tax-Exempt(f)                                  234,353       286,050       163,503         0.070
------------------------------------------------------------------------------------------------------------
New York Tax-Exempt(f)                                    47,710        57,973        36,031         0.070
------------------------------------------------------------------------------------------------------------
Ohio Tax-Exempt(f)                                        32,042        40,235        24,486         0.070
------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING SEPTEMBER 30
------------------------------------------------------------------------------------------------------------
Balanced                                                 623,784       697,753       524,986         0.057
------------------------------------------------------------------------------------------------------------
Disciplined Large Cap Growth                              11,405(g)        N/A           N/A         0.060
------------------------------------------------------------------------------------------------------------
Diversified Equity Income                              3,449,519     2,960,505     1,216,876         0.045
------------------------------------------------------------------------------------------------------------
Mid Cap Value                                          1,196,773       854,082       385,071         0.053
------------------------------------------------------------------------------------------------------------
Strategic Allocation                                   1,340,234       948,662       383,942         0.073
------------------------------------------------------------------------------------------------------------
Strategic Income Allocation                               21,493(g)        N/A           N/A         0.070
------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING OCTOBER 31
------------------------------------------------------------------------------------------------------------
Absolute Return Currency and Income                       79,761        15,823(h)        N/A         0.080
------------------------------------------------------------------------------------------------------------
Disciplined International Equity                         209,295        14,739(i)        N/A         0.079
------------------------------------------------------------------------------------------------------------
Emerging Markets                                         503,279       406,991       351,359         0.078
------------------------------------------------------------------------------------------------------------
Emerging Markets Bond                                     78,549        21,248(j)        N/A         0.080
------------------------------------------------------------------------------------------------------------
European Equity                                          105,886        89,350        75,504         0.080
------------------------------------------------------------------------------------------------------------
Global Bond                                              388,646       412,783       342,324         0.080
------------------------------------------------------------------------------------------------------------
Global Equity                                            611,621       532,772       305,907         0.078
------------------------------------------------------------------------------------------------------------
Global Technology                                        103,335       101,197       112,326         0.060
------------------------------------------------------------------------------------------------------------
International Aggressive Growth                          490,174       347,819       240,889         0.078
------------------------------------------------------------------------------------------------------------
International Equity                                     165,881       146,048       127,687         0.080
------------------------------------------------------------------------------------------------------------
International Opportunity                                540,718       470,847       331,818         0.078
------------------------------------------------------------------------------------------------------------
International Select Value                             1,759,221     1,306,775       861,655         0.073
------------------------------------------------------------------------------------------------------------
International Small Cap                                   92,062        83,383        74,264         0.080
------------------------------------------------------------------------------------------------------------



Statement of Additional Information - Dec. 28, 2007                     Page 132

-------------------------------------------------------------------------------------------------------------
                                                      ADMINISTRATIVE SERVICES FEES PAID IN:
                                                                                                   DAILY RATE
                                                     ---------------------------------------       APPLIED TO
FUND                                                     2006          2005          2004         FUND ASSETS
-------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING NOVEMBER 30
------------------------------------------------------------------------------------------------------------
Intermediate Tax-Exempt                                   74,912        64,053        69,058         0.070
------------------------------------------------------------------------------------------------------------
Mid Cap Growth                                           946,943     1,023,124     1,056,445         0.056
------------------------------------------------------------------------------------------------------------
Tax-Exempt Bond                                          544,894       321,037       323,368         0.068
------------------------------------------------------------------------------------------------------------
Tax-Exempt High Income                                 2,064,819     1,505,060     1,447,459         0.062
------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING DECEMBER 31
------------------------------------------------------------------------------------------------------------
Tax-Exempt Money Market                                   69,922        42,768        45,528         0.060
------------------------------------------------------------------------------------------------------------



(a) For the period from March 4, 2004 (when shares became publicly available) to Jan. 31, 2005.

(b) For the period from May 18, 2006 (when shares became publicly available) to April 30, 2007.

(c) For the period from Feb. 16, 2006 (when shares became publicly available) to May 31, 2006.

(d) For the period from May 18, 2006 (when shares became publicly available) to July 31, 2006.

(e) For the period from Feb. 16, 2006 (when shares became publicly available) to July 31, 2006.

(f) The fund changed its fiscal year end in 2006 from June 30 to Aug. 31. For 2006, the information shown is for the period from July 1, 2005 through Aug. 31, 2006. For years prior to 2006, the fiscal period ended on June 30.

(g) For the period from May 17, 2007 (when shares became publicly available) to Sept. 30, 2007.

(h) For the period from June 15, 2006 (when the Fund became available) to Oct. 31, 2006.

(i) For the period from May 18, 2006 (when shares became publicly available) to Oct. 31, 2006.

(j) For the period from Feb. 16, 2006 (when shares became publicly available) to Oct. 31, 2006.

Third parties with which Ameriprise Financial contracts to provide services for the fund or its shareholders may pay a fee to Ameriprise Financial to help defray the cost of providing administrative and accounting services. The amount of any such fee is negotiated separately with each service provider and does not constitute compensation for investment advisory, distribution, or other services. Payment of any such fee neither increases nor reduces fees or expenses paid by shareholders of the fund.

TRANSFER AGENCY SERVICES

Each fund has a Transfer Agency Agreement with RiverSource Service Corporation (the "transfer agent") located at 734 Ameriprise Financial Center, Minneapolis, MN 55474. This agreement governs RiverSource Service Corporation's responsibility for administering and/or performing transfer agent functions, for acting as service agent in connection with dividend and distribution functions and for performing shareholder account administration agent functions in connection with the issuance, exchange and redemption or repurchase of the fund's shares.

CLASS A, CLASS B, CLASS C AND CLASS D. For Class A, Class B, Class C and Class D, RiverSource Service Corporation will earn a fee from the fund determined by multiplying the number of shareholder accounts at the end of the day by a rate determined for each class per year and dividing by the number of days in the year. The fund will pay on the basis of the relative percentage of net assets of each class of shares, first allocating the base fee (equal to Class A shares) across share classes, and then allocating the incremental per share class fee, based on the number of shareholder accounts. The fee varies depending on the investment category of the fund. You can find your fund's investment category in Table 1.

                 BALANCED, EQUITY, FUNDS-OF-FUNDS - EQUITY FUNDS

The annual per account fee accrued daily and payable monthly, for the applicable classes is as follows:

                    Class A   Class B   Class C   Class D
                    -------   -------   -------   -------
                     $19.50    $20.50    $20.00    $19.50


          FUNDS-OF-FUNDS - FIXED INCOME, STATE TAX-EXEMPT FIXED INCOME,
               TAXABLE FIXED INCOME, TAX-EXEMPT FIXED INCOME FUNDS

The annual per account fee accrued daily and payable monthly, for the applicable classes is as follows:

                         Class A   Class B   Class C
                         -------   -------   -------
                          $20.50    $21.50    $21.00





Statement of Additional Information - Dec. 28, 2007                     Page 133

                               MONEY MARKET FUNDS

For Cash Management Fund and Tax-Exempt Money Market Fund, the annual per account fee accrued daily and payable monthly, for the applicable classes is as follows. The fee for Tax-Exempt Money Market Fund, which does not have separate classes of shares, is the same as that applicable to Class A:

Class A   Class B   Class C
-------   -------   -------
 $22.00    $23.00    $22.50


CLASS E, CLASS R2, CLASS R3, CLASS R4, CLASS R5, CLASS W AND CLASS Y. For Class E, Class R2, Class R3, Class R4, Class R5, Class W and Class Y, RiverSource Service Corporation will earn a fee from the fund, accrued daily and payable monthly, determined by multiplying the average daily net assets of the applicable class by the annual rate shown below:

Class E    Class R2    Class R3    Class R4    Class R5    Class W    Class Y
-------    --------    --------    --------    --------    -------    -------
 0.05%       0.05%       0.05%       0.05%       0.05%      0.20%      0.05%


In addition, an annual closed-account fee of $5.00 per inactive account is charged on a pro rata basis for 12 months from the date the account becomes inactive. The fees paid to RiverSource Service Corporation may be changed by the Board without shareholder approval.

PLAN ADMINISTRATION SERVICES

The funds* have a Plan Administration Services Agreement with the transfer agent. Under the agreement the fund pays for plan administration services, including services such as implementation and conversion services, account set-up and maintenance, reconciliation and account recordkeeping, education services and administration to various plan types, including 529 plans, retirement plans and Health Savings Accounts (HSAs).

The fee for services is equal on an annual basis to the following percentage of the average daily net assets of the fund attributable to the applicable class:

Class E   Class R2   Class R3   Class R4   Class Y
-------   --------   --------   --------   -------
 0.15%      0.25%      0.25%      0.25%     0.15%


The fees paid to the transfer agent may be changed by the Board without shareholder approval.

DISTRIBUTION SERVICES


RiverSource Distributors, Inc. and Ameriprise Financial Services, Inc. (collectively, the distributor), 70100 Ameriprise Financial Center, Minneapolis, MN 55474, both wholly owned subsidiaries of Ameriprise Financial, Inc., serve as the fund's principal underwriter. Prior to Oct. 1, 2007, Ameriprise Financial Services, Inc. also served as principal underwriter and distributor to the funds. The fund's shares are offered on a continuous basis. Under a Distribution Agreement, sales charges deducted for distributing fund shares are paid to the distributor daily. The following table shows the sales charges paid to the distributor and the amount retained by the distributor after paying commissions and other expenses for each of the last three fiscal periods. The table is organized by fiscal year end. You can find your fund's fiscal year end in Table 1.


                   TABLE 22. SALES CHARGES PAID TO DISTRIBUTOR

----------------------------------------------------------------------------------------------------------------------------
                                                                                         AMOUNT RETAINED AFTER PAYING
                                         SALES CHARGES PAID TO DISTRIBUTOR              COMMISSIONS AND OTHER EXPENSES
----------------------------------------------------------------------------------------------------------------------------
FUND                                     2007           2006           2005           2007           2006           2005
----------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING JANUARY 31
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
Portfolio Builder Aggressive           $3,260,693     $3,095,956  $2,689,735(a)     $1,029,231     $1,116,369   $1,129,812(a)
----------------------------------------------------------------------------------------------------------------------------
Portfolio Builder Conservative            455,765        577,821     722,689(a)         94,296        105,590      178,650(a)
----------------------------------------------------------------------------------------------------------------------------
Portfolio Builder Moderate              4,127,743      4,118,788   3,810,185(a)      1,084,978      1,075,302    1,309,727(a)
----------------------------------------------------------------------------------------------------------------------------
Portfolio Builder Moderate              6,845,238      7,078,581   6,114,118(a)      2,326,266      2,691,706    2,610,071(a)
Aggressive
----------------------------------------------------------------------------------------------------------------------------
Portfolio Builder Moderate              1,084,727      1,286,540   1,603,913(a)        252,979        274,017      530,042(a)
Conservative
----------------------------------------------------------------------------------------------------------------------------
Portfolio Builder Total Equity          2,414,356      1,845,156   1,393,255(a)        594,766        518,093      509,719(a)
----------------------------------------------------------------------------------------------------------------------------
S&P 500 Index                            N/A - No            N/A            N/A            N/A            N/A            N/A
                                     sales charge
----------------------------------------------------------------------------------------------------------------------------
Small Company Index                       973,579      1,228,665      1,511,932        220,620        337,031        554,278
----------------------------------------------------------------------------------------------------------------------------

----------
* Currently, tax-exempt and state tax-exempt funds do not have classes of shares that are subject to this fee.


Statement of Additional Information - Dec. 28, 2007                     Page 134

----------------------------------------------------------------------------------------------------------------------------
                                                                                         AMOUNT RETAINED AFTER PAYING
                                         SALES CHARGES PAID TO DISTRIBUTOR              COMMISSIONS AND OTHER EXPENSES
----------------------------------------------------------------------------------------------------------------------------
FUND                                     2007           2006           2005           2007           2006           2005
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING MARCH 31
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
Equity Value                              928,630        645,442        740,741         86,064        116,536        258,954
----------------------------------------------------------------------------------------------------------------------------
Precious Metals and Mining                178,460        104,779        141,256         33,944         21,277         58,658
----------------------------------------------------------------------------------------------------------------------------
Small Cap Advantage                       569,430        986,996      1,972,996        100,405        276,857        774,287
----------------------------------------------------------------------------------------------------------------------------
Small Cap Growth                          265,315        401,382        636,221         52,127        127,479        251,743
----------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING APRIL 30
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
Retirement Plus 2010                     2,283(b)            N/A            N/A     (6,048)(b)            N/A            N/A
----------------------------------------------------------------------------------------------------------------------------
Retirement Plus 2015                    35,493(b)            N/A            N/A      27,942(b)            N/A            N/A
----------------------------------------------------------------------------------------------------------------------------
Retirement Plus 2020                    35,121(b)            N/A            N/A      23,828(b)            N/A            N/A
----------------------------------------------------------------------------------------------------------------------------
Retirement Plus 2025                    38,880(b)            N/A            N/A      25,335(b)            N/A            N/A
----------------------------------------------------------------------------------------------------------------------------
Retirement Plus 2030                    29,205(b)            N/A            N/A      15,221(b)            N/A            N/A
----------------------------------------------------------------------------------------------------------------------------
Retirement Plus 2035                    21,303(b)            N/A            N/A      13,718(b)            N/A            N/A
----------------------------------------------------------------------------------------------------------------------------
Retirement Plus 2040                    14,822(b)            N/A            N/A       7,670(b)            N/A            N/A
----------------------------------------------------------------------------------------------------------------------------
Retirement Plus 2045                    10,606(b)            N/A            N/A       5,832(b)            N/A            N/A
----------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING MAY 31
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
Aggressive Growth                         359,329        217,559        166,200         63,452         44,653         72,464
----------------------------------------------------------------------------------------------------------------------------
Fundamental Growth                         53,206         69,062        109,110         11,221         15,922         43,395
----------------------------------------------------------------------------------------------------------------------------
Fundamental Value                       1,266,023      1,915,417      2,827,644        158,689        406,545      1,038,987
----------------------------------------------------------------------------------------------------------------------------
High Yield Bond                         1,787,813      2,479,319      3,295,433        139,630        682,596      1,011,136
----------------------------------------------------------------------------------------------------------------------------
Income Builder Basic Income             1,155,448     128,246(c)            N/A          6,089      25,697(c)            N/A
----------------------------------------------------------------------------------------------------------------------------
Income Builder Enhanced Income          1,678,918     326,707(c)            N/A        287,006      73,038(c)            N/A
----------------------------------------------------------------------------------------------------------------------------
Income Builder Moderate Income          2,955,938     437,903(c)            N/A        435,561     109,389(c)            N/A
----------------------------------------------------------------------------------------------------------------------------
Select Value                              518,110        945,839      1,633,975         61,797        213,839        582,671
----------------------------------------------------------------------------------------------------------------------------
Short Duration U.S. Government            962,025      1,908,960      3,842,195       (85,482)        482,228      1,629,476
----------------------------------------------------------------------------------------------------------------------------
Small Cap Equity                          309,112        604,021        523,687         95,646        190,699        187,706
----------------------------------------------------------------------------------------------------------------------------
Small Cap Value                         1,147,620      1,616,642      2,787,117        249,915        478,093      1,053,640
----------------------------------------------------------------------------------------------------------------------------
U.S. Government Mortgage                  252,402        442,638        631,090       (67,241)         61,137        197,759
----------------------------------------------------------------------------------------------------------------------------
Value                                     267,672        474,692        836,914        (2,163)         83,140        248,868
----------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING JUNE 30
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
Dividend Opportunity                    2,653,148      1,665,096      1,604,180        266,495        207,486        523,080
----------------------------------------------------------------------------------------------------------------------------
Real Estate                               813,437        598,431        556,465        218,298        180,632        223,572
----------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING JULY 31
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
Cash Management                           437,392        718,247        994,923        423,832        714,638        993,250
----------------------------------------------------------------------------------------------------------------------------
Core Bond                                 117,004        180,034        207,266         31,663         62,588         90,811
----------------------------------------------------------------------------------------------------------------------------
Disciplined Equity                        661,751        322,731        126,376        140,529         67,609         47,059
----------------------------------------------------------------------------------------------------------------------------
Disciplined Small and Mid Cap              55,865       1,760(d)            N/A          9,445         852(d)            N/A
Equity
----------------------------------------------------------------------------------------------------------------------------
Disciplined Small Cap Value                15,644       6,304(e)            N/A          1,960       1,708(e)            N/A
----------------------------------------------------------------------------------------------------------------------------
Floating Rate                           1,282,342     364,914(e)            N/A      (554,729)   (118,354)(e)            N/A
----------------------------------------------------------------------------------------------------------------------------
Growth                                  3,028,179      4,553,722      3,540,317        548,978        955,528      1,430,279
----------------------------------------------------------------------------------------------------------------------------
Income Opportunities                      320,351        486,593        891,368        (6,952)        108,764        201,999
----------------------------------------------------------------------------------------------------------------------------
Inflation Protected Securities            105,703        326,780        429,879         18,732         47,098         84,033
----------------------------------------------------------------------------------------------------------------------------
Large Cap Equity                        4,596,427      3,400,059      1,812,939        641,330        629,348        723,158
----------------------------------------------------------------------------------------------------------------------------
Large Cap Value                           102,472        123,212        196,360         26,452         37,908         71,406
----------------------------------------------------------------------------------------------------------------------------
Limited Duration Bond                     136,687        220,446        393,925         28,890         28,711        115,701
----------------------------------------------------------------------------------------------------------------------------


Statement of Additional Information - Dec. 28, 2007                     Page 135

----------------------------------------------------------------------------------------------------------------------------
                                                                                         AMOUNT RETAINED AFTER PAYING
                                         SALES CHARGES PAID TO DISTRIBUTOR              COMMISSIONS AND OTHER EXPENSES
----------------------------------------------------------------------------------------------------------------------------
FUND                                     2007           2006           2005           2007           2006           2005
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING AUGUST 31
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
California Tax-Exempt(f)                  150,760        212,157        218,698         46,117         77,373        111,053
----------------------------------------------------------------------------------------------------------------------------
Diversified Bond                        2,340,251      2,757,988      3,072,387        419,415        788,192      1,203,503
----------------------------------------------------------------------------------------------------------------------------
Massachusetts Tax-Exempt(f)                53,880        107,050         98,324         18,208         45,035         44,188
----------------------------------------------------------------------------------------------------------------------------
Michigan Tax-Exempt(f)                     21,458         54,648         68,367        (9,718)        (3,556)         20,700
----------------------------------------------------------------------------------------------------------------------------
Minnesota Tax-Exempt(f)                   338,160        480,402        463,661         12,594        102,088        141,616
----------------------------------------------------------------------------------------------------------------------------
New York Tax-Exempt(f)                     43,518         89,560        134,248          6,984         19,641         63,799
----------------------------------------------------------------------------------------------------------------------------
Ohio Tax-Exempt(f)                         39,647         68,092         55,404          3,003         19,353          9,152
----------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING SEPTEMBER 30
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
Balanced                                  474,702        400,884        501,366         32,524         59,347        168,698
----------------------------------------------------------------------------------------------------------------------------
Disciplined Large Cap Growth            20,834(g)            N/A            N/A       5,197(g)            N/A            N/A
----------------------------------------------------------------------------------------------------------------------------
Diversified Equity Income               9,553,810     12,904,884      9,791,165      1,407,616      2,114,315      2,664,788
----------------------------------------------------------------------------------------------------------------------------
Mid Cap Value                           3,538,910      4,477,119      3,098,747        862,120      1,010,224        986,793
----------------------------------------------------------------------------------------------------------------------------
Strategic Allocation                    8,570,846      3,667,041      1,083,154      1,738,063        739,852        244,136
----------------------------------------------------------------------------------------------------------------------------
Strategic Income Allocation            267,319(g)            N/A            N/A      26,129(g)            N/A           N/A
----------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING OCTOBER 31
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
Absolute Return Currency and               10,519           0(h)            N/A          3,448           0(h)            N/A
Income
----------------------------------------------------------------------------------------------------------------------------
Disciplined International Equity          130,761       4,700(i)            N/A         14,894         434(i)            N/A
----------------------------------------------------------------------------------------------------------------------------
Emerging Markets                          886,062      1,075,586        798,990    (7,004,024)    (9,848,080)     (6,658,875)
----------------------------------------------------------------------------------------------------------------------------
Emerging Markets Bond                      25,743      11,348(j)            N/A          1,421       2,036(j)            N/A
----------------------------------------------------------------------------------------------------------------------------
European Equity                           226,464        107,816            N/A         90,745         29,463            N/A
----------------------------------------------------------------------------------------------------------------------------
Global Bond                               314,002        447,007        765,438        215,442        320,724        390,806
----------------------------------------------------------------------------------------------------------------------------
Global Equity                             896,578      1,272,084        778,062         99,098        218,974        211,977
----------------------------------------------------------------------------------------------------------------------------
Global Technology                         212,774        242,177        328,770         16,670         29,861         67,485
----------------------------------------------------------------------------------------------------------------------------
International Aggressive Growth           885,940        810,514        816,345        226,007        234,619        282,465
----------------------------------------------------------------------------------------------------------------------------
International Equity                      206,688        243,753        299,410         48,615         64,053         96,946
----------------------------------------------------------------------------------------------------------------------------
International Opportunity                 501,090        563,174        873,855         56,669        107,305        244,843
----------------------------------------------------------------------------------------------------------------------------
International Select Value              4,085,674      3,895,267      3,425,153        641,699        815,331      1,020,350
----------------------------------------------------------------------------------------------------------------------------
International Small Cap                   164,026        173,659        203,543         19,649         37,954         60,817
----------------------------------------------------------------------------------------------------------------------------
                                         2006           2005           2004           2006           2005           2004
----------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING NOVEMBER 30
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
Intermediate Tax-Exempt                   115,280        176,349        306,545         29,590         40,451         86,091
----------------------------------------------------------------------------------------------------------------------------
Mid Cap Growth                          1,388,577      1,821,533      3,566,760        346,497        635,918      1,373,111
----------------------------------------------------------------------------------------------------------------------------
Tax-Exempt Bond                           346,932        371,626        495,541         79,024        107,815        197,028
----------------------------------------------------------------------------------------------------------------------------
Tax-Exempt High Income                  1,485,792      2,115,452      3,131,234        389,650      2,736,405      1,256,629
----------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING DECEMBER 31
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
Tax-Exempt Money Market                 N/A -  No            N/A            N/A            N/A            N/A            N/A
                                     sales charge
----------------------------------------------------------------------------------------------------------------------------




(a) For the period from March 4, 2004 (when shares became publicly available) to Jan. 31, 2005.
(b) For the period from May 18, 2006 (when shares became publicly available) to April 30, 2007.
(c) For the period from Feb. 16, 2006 (when shares became publicly available) to May 31, 2006.
(d) For the period from May 18, 2006 (when shares became publicly available) to July 31, 2006.
(e) For the period from Feb. 16, 2006 (when shares became publicly available) to July 31, 2006.
(f) The fund changed its fiscal year end in 2006 from June 30 to Aug. 31. For 2006, the information shown is for the period from July 1, 2005 through Aug. 31, 2006. For years prior to 2006, the fiscal period ended on June 30.
(g) For the period from May 17, 2007 (when shares became publicly available) to Sept. 30, 2007.
(h) For the period from June 15, 2006 (when the Fund became available) to Oct. 31, 2006.



Statement of Additional Information - Dec. 28, 2007                     Page 136

(i) For the period from May 18, 2006 (when shares became publicly available) to Oct. 31, 2006.

(j) For the period from Feb. 16, 2006 (when shares became publicly available) to Oct. 31, 2006.

Part of the sales charge may be paid to selling dealers who have agreements with the distributor. The distributor will retain the balance of the sales charge. At times the entire sales charge may be paid to selling dealers.

PLAN AND AGREEMENT OF DISTRIBUTION

To help defray the cost of distribution and servicing not covered by the sales charges received under the Distribution Agreement, each fund listed in Table 24. 12b-1 Fees, approved a Plan of Distribution (Plan) and entered into an agreement under the Plan pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, of the type known as a reimbursement plan, the fund pays the distributor a fee up to actual expenses incurred at an annual rate as follows:

FOR FUNDS OTHER THAN MONEY MARKET FUNDS:
    The fee is equal on an annual basis to the following percentage of the average daily net assets of the fund attributable to the applicable class:

Class A   Class B   Class C   Class D   Class R2   Class R3   Class W
-------   -------   -------   -------   --------   --------   -------
 0.25%     1.00%     1.00%     0.25%      0.50%      0.25%     0.25%


    For Class B and Class C, up to 0.75% of the fee is reimbursed for distribution expenses. Up to an additional 0.25% is paid to the distributor to reimburse certain expenses incurred in connection with providing services to fund shareholders.

    For Class R2, up to 0.50% and for Class R3, up to 0.25% shall be reimbursed for distribution expenses. Of that amount, for Class R2, up to 0.25% may be reimbursed for shareholder servicing expenses.

FOR MONEY MARKET FUNDS:
    The fee for services is equal on an annual basis to the following percentage of the average daily net assets of the fund attributable to the applicable class. The fee for Tax-Exempt Money Market, which does not have separate classes of shares, is the same as that applicable to Class A:

Class A   Class B   Class C   Class W
-------   -------   -------   -------
 0.10%     0.85%     0.75%     0.10%


    For Class B, up to 0.75% of the fee is reimbursed for distribution expenses. Up to an additional 0.10% is paid to the distributor to reimburse certain expenses incurred in connection with providing services to fund shareholders. The distributor has currently agreed not to be reimbursed by the Fund for distribution (12b-1) fees equal to 0.10% of the stated amount for Class B.

FOR ALL FUNDS:
Distribution and shareholder servicing expenses include payment of distribution and shareholder servicing fees to financial institutions that sell shares of the fund. Financial institutions may compensate their financial advisors with the distribution and shareholder servicing fees paid to them by the distributor. Payments under the Plan are intended to result in an increase in fund assets and thus potentially result in economies of scale and lower costs for all shareholders.

Each class has exclusive voting rights on the Plan as it applies to that class. In addition, because Class B shares convert to Class A shares, Class B shareholders have the right to vote on any material increase to expenses charged under the Class A plan.

Distribution expenses covered under this Plan include commissions to financial intermediaries, printing prospectuses and reports used for sales purposes, the preparation, printing and distribution of advertising and sales literature, personnel, travel, office expense and equipment, and other distribution-related expenses. Shareholder service expenses include costs of establishing and maintaining shareholder accounts and records, assisting with purchase, redemption and exchange requests, arranging for bank wires, monitoring dividend payments from the funds on behalf of shareholders, forwarding certain shareholder communications from funds to shareholders, receiving and responding to inquiries and answering questions regarding the funds, aiding in maintaining the investment of shareholders in the funds and other service-related expenses.

A substantial portion of the expenses are not specifically identified to any one of the RiverSource funds. The fee is not allocated to any one service (such as advertising, compensation to financial intermediaries, or other uses). However, a significant portion of the fee is generally used for sales and promotional expenses.



Statement of Additional Information - Dec. 28, 2007                     Page 137

The Plan must be approved annually by the Board, including a majority of the disinterested Board members, if it is to continue for more than a year. At least quarterly, the Board reviews written reports concerning the amounts expended under the Plan and the purposes for which such expenditures were made. The Plan and any agreement related to it may be terminated at any time by vote of a majority of Board members who are not interested persons of the fund and have no direct or indirect financial interest in the operation of the Plan or in any agreement related to the Plan, or by vote of a majority of the outstanding voting securities of the relevant class of shares or by the distributor.

Any agreement related to the Plan will terminate in the event of its assignment, as that term is defined in the 1940 Act. The Plan may not be amended to increase the amount to be spent for distribution without shareholder approval, and all material amendments to the Plan must be approved by a majority of the Board members, including a majority of the Board members who are not interested persons of the fund and who do not have a financial interest in the operation of the Plan or any agreement related to it. The selection and nomination of disinterested Board members is the responsibility of the other disinterested Board members. No Board member who is not an interested person has any direct or indirect financial interest in the operation of the Plan or any related agreement.

For its most recent fiscal period, each fund paid 12b-1 fees as shown in the following table. The table is organized by fiscal year end. You can find your fund's fiscal year end in Table 1.

                              TABLE 23. 12B-1 FEES

FUND                             CLASS A      CLASS B   CLASS C   CLASS D  CLASS R2  CLASS R3   CLASS W
-------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING JANUARY 31
------------------------------------------------------------------------------------------------------
Portfolio Builder               $837,585     $871,878   $92,112       N/A       N/A       N/A       N/A
Aggressive
------------------------------------------------------------------------------------------------------
Portfolio Builder                195,700      362,205    57,303       N/A       N/A       N/A       N/A
Conservative
------------------------------------------------------------------------------------------------------
Portfolio Builder Moderate     1,248,370    1,685,146   222,324       N/A       N/A       N/A       N/A
------------------------------------------------------------------------------------------------------
Portfolio Builder Moderate     1,668,911    1,749,200   202,249       N/A       N/A       N/A       N/A
Aggressive
------------------------------------------------------------------------------------------------------
Portfolio Builder Moderate       434,923      681,066   117,115       N/A       N/A       N/A       N/A
Conservative
------------------------------------------------------------------------------------------------------
Portfolio Builder Total          733,984      793,853    83,860       N/A       N/A       N/A       N/A
Equity
------------------------------------------------------------------------------------------------------
S&P 500 Index                        N/A          N/A       N/A  $143,473       N/A       N/A       N/A
------------------------------------------------------------------------------------------------------
Small Company Index            2,109,546    2,771,834       N/A       N/A       N/A       N/A       N/A
------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING MARCH 31
------------------------------------------------------------------------------------------------------
Equity Value                   2,462,327    1,951,663    50,362       N/A         7         3         4
------------------------------------------------------------------------------------------------------
Precious Metals and Mining       229,568      182,836    18,005       N/A       N/A       N/A       N/A
------------------------------------------------------------------------------------------------------
Small Cap Advantage            1,274,129    1,546,551   103,108       N/A         6         3       N/A
------------------------------------------------------------------------------------------------------
Small Cap Growth                 312,614      496,176    50,257       N/A         7         3       N/A
------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING APRIL 30
------------------------------------------------------------------------------------------------------
Retirement Plus 2010(a)              749          N/A       N/A       N/A        10         4       N/A
------------------------------------------------------------------------------------------------------
Retirement Plus 2015(a)            1,762          N/A       N/A       N/A        10         4       N/A
------------------------------------------------------------------------------------------------------
Retirement Plus 2020(a)            1,718          N/A       N/A       N/A        10         5       N/A
------------------------------------------------------------------------------------------------------
Retirement Plus 2025(a)            1,481          N/A       N/A       N/A        10         4       N/A
------------------------------------------------------------------------------------------------------
Retirement Plus 2030(a)            1,216          N/A       N/A       N/A        10         4       N/A
------------------------------------------------------------------------------------------------------
Retirement Plus 2035(a)              876          N/A       N/A       N/A        10         5       N/A
------------------------------------------------------------------------------------------------------
Retirement Plus 2040(a)              321          N/A       N/A       N/A        10         5       N/A
------------------------------------------------------------------------------------------------------
Retirement Plus 2045(a)              464          N/A       N/A       N/A        10         5       N/A
------------------------------------------------------------------------------------------------------


Statement of Additional Information - Dec. 28, 2007                     Page 138

FUND                             CLASS A      CLASS B   CLASS C   CLASS D  CLASS R2  CLASS R3   CLASS W
-------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING MAY 31
------------------------------------------------------------------------------------------------------
Aggressive Growth                968,992      964,778    17,993       N/A        12         6       N/A
------------------------------------------------------------------------------------------------------
Fundamental Growth                49,742       62,405     6,619       N/A       N/A       N/A       N/A
------------------------------------------------------------------------------------------------------
Fundamental Value              1,949,704    2,565,192   186,220       N/A       N/A       N/A       N/A
------------------------------------------------------------------------------------------------------
High Yield Bond                3,770,904    3,490,903   260,374       N/A        12         6     7,834
------------------------------------------------------------------------------------------------------
Income Builder Basic Income      266,605      179,793    36,091       N/A       N/A       N/A       N/A
------------------------------------------------------------------------------------------------------
Income Builder Enhanced          388,750      241,288    61,000       N/A       N/A       N/A       N/A
Income
------------------------------------------------------------------------------------------------------
Income Builder Moderate          620,930      371,546    72,544       N/A       N/A       N/A       N/A
Income
------------------------------------------------------------------------------------------------------
Select Value                   1,116,653    1,282,538    88,805       N/A       N/A       N/A       N/A
------------------------------------------------------------------------------------------------------
Short Duration U.S.            1,466,190    2,610,675   119,778       N/A       N/A       N/A         6
Government
------------------------------------------------------------------------------------------------------
Small Cap Equity                 695,371      474,779    35,431       N/A       N/A       N/A       N/A
------------------------------------------------------------------------------------------------------
Small Cap Value                1,670,091    2,630,734   181,325       N/A        10         5       N/A
------------------------------------------------------------------------------------------------------
U.S. Government Mortgage         299,282      529,573    56,655       N/A       N/A       N/A       N/A
------------------------------------------------------------------------------------------------------
Value                            543,221      939,804    68,182       N/A       N/A       N/A       N/A
------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING JUNE 30
------------------------------------------------------------------------------------------------------
Dividend Opportunity           2,921,042    2,684,130   189,487       N/A       N/A       N/A         8
------------------------------------------------------------------------------------------------------
Real Estate                      362,012      303,076    22,109       N/A       N/A       N/A         7
------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING JULY 31
------------------------------------------------------------------------------------------------------
Cash Management                4,173,165      726,794    20,932       N/A       N/A       N/A    20,714
------------------------------------------------------------------------------------------------------
Core Bond                         93,444      114,825     5,557       N/A        16         7         8
------------------------------------------------------------------------------------------------------
Disciplined Equity             3,592,175      774,204    30,535       N/A        15         7   360,341
------------------------------------------------------------------------------------------------------
Disciplined Small and Mid         36,017        7,170       845       N/A       N/A       N/A    13,719
Cap Equity
------------------------------------------------------------------------------------------------------
Disciplined Small Cap Value       34,465        4,763       349       N/A        16         7       N/A
------------------------------------------------------------------------------------------------------
Floating Rate                    850,476      411,313   148,157       N/A       N/A       N/A         8
------------------------------------------------------------------------------------------------------
Growth                         6,060,271    4,642,489   201,604       N/A        16         8         9
------------------------------------------------------------------------------------------------------
Income Opportunities             473,678      539,206    53,830       N/A       N/A       N/A       N/A
------------------------------------------------------------------------------------------------------
Inflation Protected              197,429      254,136    22,157       N/A       N/A       N/A         8
Securities
------------------------------------------------------------------------------------------------------
Large Cap Equity              13,273,226   11,344,113   344,990       N/A        16         8       N/A
------------------------------------------------------------------------------------------------------
Large Cap Value                  160,778      188,820    11,437       N/A        14         7       N/A
------------------------------------------------------------------------------------------------------
Limited Duration Bond            166,025      127,161    17,304       N/A       N/A       N/A         8
------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING AUGUST 31
------------------------------------------------------------------------------------------------------
California Tax-Exempt            412,060       82,230    20,739       N/A       N/A       N/A       N/A
------------------------------------------------------------------------------------------------------
Diversified Bond               4,860,209    3,704,597   168,420       N/A        18         8   128,130
------------------------------------------------------------------------------------------------------
Massachusetts Tax-Exempt         113,078       78,218     6,386       N/A       N/A       N/A       N/A
------------------------------------------------------------------------------------------------------
Michigan Tax-Exempt              105,247       21,951    12,458       N/A       N/A       N/A       N/A
------------------------------------------------------------------------------------------------------
Minnesota Tax-Exempt             751,419      265,289    76,915       N/A       N/A       N/A       N/A
------------------------------------------------------------------------------------------------------
New York Tax-Exempt              153,046       59,859     9,503       N/A       N/A       N/A       N/A
------------------------------------------------------------------------------------------------------
Ohio Tax-Exempt                  100,075       44,993    12,438       N/A       N/A       N/A       N/A
------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING SEPTEMBER 30
------------------------------------------------------------------------------------------------------
Balanced                       2,372,601      664,087    47,138       N/A       N/A       N/A       N/A
------------------------------------------------------------------------------------------------------
Disciplined Large Cap              1,799          596        94       N/A        18         9       N/A
Growth(b)
------------------------------------------------------------------------------------------------------
Diversified Equity Income     15,091,455   12,454,200  1,006,4-       N/A        37    25,993        10
                                                             85
------------------------------------------------------------------------------------------------------
Mid Cap Value                  4,403,769    3,263,100   328,848       N/A       195       272        10
------------------------------------------------------------------------------------------------------
Strategic Allocation           3,858,078    2,055,354   433,308       N/A        21        10       N/A
------------------------------------------------------------------------------------------------------
Strategic Income                  72,743       12,441     3,633       N/A       N/A       N/A       N/A
Allocation(b)
------------------------------------------------------------------------------------------------------


Statement of Additional Information - Dec. 28, 2007                     Page 139

FUND                             CLASS A      CLASS B   CLASS C   CLASS D  CLASS R2  CLASS R3   CLASS W
-------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING OCTOBER 31
------------------------------------------------------------------------------------------------------
Absolute Return Currency          12,511          103       121       N/A       N/A       N/A        12
and Income
------------------------------------------------------------------------------------------------------
Disciplined International         35,989       12,465     1,873       N/A       N/A       N/A   302,194
Equity
------------------------------------------------------------------------------------------------------
Emerging Markets               1,243,096      824,011    54,847       N/A       N/A       N/A       N/A
------------------------------------------------------------------------------------------------------
Emerging Markets Bond             23,088        6,858       967       N/A       N/A       N/A    43,590
------------------------------------------------------------------------------------------------------
European Equity                  249,567      307,051    17,890       N/A       N/A       N/A       N/A
------------------------------------------------------------------------------------------------------
Global Bond                      653,140      555,147    27,011       N/A       N/A       N/A    27,525
------------------------------------------------------------------------------------------------------
Global Equity                  1,638,700    1,107,840    68,437       N/A        24        12        12
------------------------------------------------------------------------------------------------------
Global Technology                316,437      417,897    35,534       N/A       N/A       N/A       N/A
------------------------------------------------------------------------------------------------------
International Aggressive         864,996      713,266    53,784       N/A       N/A       N/A       N/A
Growth
------------------------------------------------------------------------------------------------------
International Equity             259,720      250,389    17,984       N/A       N/A       N/A       N/A
------------------------------------------------------------------------------------------------------
International Opportunity      1,217,677      773,607    35,773       N/A        23        12       N/A
------------------------------------------------------------------------------------------------------
International Select Value     4,540,785    4,105,615   323,352       N/A       N/A       N/A       N/A
------------------------------------------------------------------------------------------------------
International Small Cap          187,148      182,855    11,413       N/A       N/A       N/A       N/A
------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING NOVEMBER 30
------------------------------------------------------------------------------------------------------
Intermediate Tax-Exempt          222,998      129,780    48,379       N/A       N/A       N/A       N/A
------------------------------------------------------------------------------------------------------
Mid Cap Growth                 3,114,493    2,748,569   109,599       N/A       N/A       N/A       N/A
------------------------------------------------------------------------------------------------------
Tax-Exempt Bond                1,878,827      432,834    62,203       N/A       N/A       N/A       N/A
------------------------------------------------------------------------------------------------------
Tax-Exempt High Income         8,005,917    1,573,435   199,250       N/A       N/A       N/A       N/A
------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING DECEMBER 31
------------------------------------------------------------------------------------------------------
Tax-Exempt Money Market          116,536          N/A       N/A       N/A       N/A       N/A       N/A
------------------------------------------------------------------------------------------------------



(a) For the period from May 16, 2006 (when shares became publicly available) to April 30, 2007.

(b) For the period from May 17, 2007 (when shares became publicly available) to Sept. 30, 2007.



PAYMENTS TO FINANCIAL INSTITUTIONS

The distributor and its affiliates make or support additional cash payments out of their own resources (including profits earned from providing services to the funds) to financial institutions, including inter-company allocation of resources or payment to affiliated broker-dealers, in connection with agreements between the distributor and financial institutions pursuant to which these financial institutions sell fund shares and provide services to their clients who are shareholders of the funds. These payments and intercompany allocations (collectively, "payments") do not change the price paid by investors and fund shareholders for the purchase or ownership of shares of the funds, and these payments are not reflected in the fees and expenses of the funds, as they are not paid by the funds. These payments are in addition to fees paid by the funds to the distributor under 12b-1 plans, which fees may be used to compensate financial institutions for the distribution of fund shares and the servicing of fund shareholders, or paid by the funds to the transfer agent under the transfer agent agreement or plan administration agreement, which fees may be used to support networking or servicing fees to compensate financial institutions for supporting shareholder account maintenance, sub-accounting, plan recordkeeping or other services provided directly by the financial institution to shareholders or plans and plan participants, including retirement plans, 529 plans, Health Savings Account plans, or other plans, where participants beneficially own shares of the funds.

These payments are typically made pursuant to an agreement between the distributor and the financial institution, and are typically made in support of marketing and sales support efforts or program and shareholder servicing, as further described below. These payments are usually calculated based on a percentage of fund assets owned through the financial institution and/or as a percentage of fund sales attributable to the financial institution. Certain financial institutions require flat fees instead of or in addition to these asset-based fees as compensation for including or maintaining funds on their platforms, and, in certain situations, may require the reimbursement of ticket or operational charges -- fees that a financial institution charges its representatives for effecting transactions in the funds. The amount of payment varies by financial institution, and often is significant. In addition, the amount of payments may differ based upon the type of fund sold or maintained; for instance, the amount of payments for an equity fund may differ from payments for a money-market or fixed income fund. Asset-based payments generally will be made in a range of up to 0.25% of assets or 0.25% of sales or some combination


Statement of Additional Information - Dec. 28, 2007                     Page 140
thereof. Exceptions to these general ranges will be considered on a case-by-case basis. Flat fees or annual minimum fees required by a financial institution in addition to such asset-based fees, are considered on a case-by-case basis.

MARKETING AND SALES SUPPORT
Payments may be paid in support of retail, institutional, plan or other fee-based advisory program distribution efforts. These payments are typically made by the distributor in its efforts to advertise to and/or educate the financial institution's personnel, including its registered representatives, about the fund. As a result of these payments, the distributor may obtain a higher profile and greater visibility for the fund within the financial institution's organization, including placement of the fund on the financial institution's preferred or recommended list. The distributor may also obtain greater access to sales meetings, sales representatives, and management representatives of the financial institution, including potentially having increased opportunity for fund representatives to participate in and/or present at conferences or seminars, sales or training programs for invited registered representatives and their clients and other events sponsored by the financial institution.

PROGRAM AND SHAREHOLDER SERVICING
Payments may be made in support of recordkeeping, reporting, transaction processing, and other plan administration services provided by a financial institution to or through retirement plans, 529 plans, Health Savings Account plans, or other plans or fee-based advisory programs but may also be made in support of certain retail advisory programs, including wrap programs. A financial institution may perform program services itself or may arrange with a third party to perform program services. These payments may also include services rendered in connection with fund selection and monitoring, employee enrollment and education, plan balance rollover or separation, or other similar services.

OTHER PAYMENTS
The distributor and its affiliates may separately pay financial institutions in order to participate in and/or present at conferences or seminars, sales or training programs for invited registered representatives and other financial institution employees, client and investor events and other financial institution-sponsored events, and for travel expenses, including lodging incurred by registered representatives and other employees in connection with prospecting, asset retention and due diligence trips. The amount of these payments varies depending upon the nature of the event. The distributor and its affiliates make payments for such events as they deem appropriate, subject to internal guidelines and applicable law.

From time to time, to the extent permitted by SEC and NASD rules and by other applicable laws and regulations, the distributor and its affiliates may make other reimbursements or payment to financial institutions or their registered representatives, including non-cash compensation, in the form of gifts of nominal value, occasional meals, tickets, or other entertainment, support for due diligence trips, training and educational meetings or conference sponsorships, support for recognition programs, and other forms of non-cash compensation permissible under regulations to which these financial institutions and their representatives are subject. To the extent these are made as payments instead of reimbursement, they may provide profit to the financial institution to the extent the cost of such services was less than the actual expense of the service.

FINANCIAL INSTITUTION ARRANGEMENTS
The financial institution through which you are purchasing or own shares of funds has been authorized directly or indirectly by the distributor to sell funds and/or to provide services to you as a shareholder of funds. Investors and current shareholders may wish to take such payment arrangements into account when considering and evaluating any recommendations they receive relating to fund shares.

If you have questions regarding the specific details regarding the payments your financial institution may receive from the distributor or its affiliates related to your purchase or ownership of funds, please contact your financial institution.

CUSTODIAN SERVICES

Custody information varies depending on the fund's investment category. You can find your fund's investment category in Table 1.

FOR BALANCED, EQUITY, FUNDS-OF-FUNDS, TAXABLE MONEY MARKET AND TAXABLE FIXED INCOME FUNDS OTHER THAN DIVERSIFIED BOND AND HIGH YIELD BOND: The fund's securities and cash are held by Ameriprise Trust Company, 200 Ameriprise Financial Center, Minneapolis, MN 55474, through a custodian agreement. The custodian is permitted to deposit some or all of its securities in central depository systems as allowed by federal law. For its services, the fund pays the custodian a maintenance charge and a charge per transaction in addition to reimbursing the custodian's out-of-pocket expenses.



Statement of Additional Information - Dec. 28, 2007                     Page 141

FOR STATE TAX-EXEMPT FIXED INCOME, TAX-EXEMPT FIXED INCOME AND TAX-EXEMPT MONEY MARKET FUNDS, AS WELL AS DIVERSIFIED BOND AND HIGH YIELD BOND: The fund's securities and cash are held by U.S. Bank National Association, 180 E. Fifth St., St. Paul, MN 55101-1631, through a custodian agreement. The custodian is permitted to deposit some or all of its securities in central depository systems as allowed by federal law. For its services, the fund pays the custodian a maintenance charge and a charge per transaction in addition to reimbursing the custodian's out-of-pocket expenses.

FOR ALL FUNDS: The custodian may enter into a subcustodian agreement with The Bank of New York, 90 Washington Street, New York, NY 10286. As part of this arrangement, securities purchased outside the United States are maintained in the custody of various foreign branches of The Bank of New York or in other financial institutions as permitted by law and by the fund's subcustodian agreement.

BOARD SERVICES CORPORATION

The funds have an agreement with Board Services Corporation (Board Services) located at 901 Marquette Avenue South, Suite 2810, Minneapolis, MN 55402. This agreement sets forth the terms of Board Services' responsibility to serve as an agent of the funds for purposes of administering the payment of compensation to each independent Board member, to provide office space for use by the funds and their boards, and to provide any other services to the boards or the independent members, as may be reasonably requested.

ORGANIZATIONAL INFORMATION

Each fund is an open-end management investment company. The fund's headquarters are at 901 S. Marquette Ave., Suite 2810, Minneapolis, MN 55402-3268.

SHARES

The shares of a fund represent an interest in that fund's assets only (and profits or losses), and, in the event of liquidation, each share of a fund would have the same rights to dividends and assets as every other share of that fund.

VOTING RIGHTS

As a shareholder in a fund, you have voting rights over the fund's management and fundamental policies. You are entitled to vote based on your total dollar interest in the fund. Each class, if applicable, has exclusive voting rights with respect to matters for which separate class voting is appropriate under applicable law. All shares have cumulative voting rights with respect to the election of Board members. This means that you have as many votes as the dollar amount you own, including the fractional amount, multiplied by the number of members to be elected.

DIVIDEND RIGHTS

Dividends paid by a fund, if any, with respect to each applicable class of shares will be calculated in the same manner, at the same time, on the same day, and will be in the same amount, except for differences resulting from differences in fee structures.

SHAREHOLDER LIABILITY

For funds organized as Massachusetts business trusts, under Massachusetts law, shareholders of a Massachusetts business trust may, under certain circumstances, be held personally liable as partners for its obligation. However, the Declaration of Trust that establishes a trust, a copy of which, together with all amendments thereto (the "Declaration of Trust"), is on file with the office of the Secretary of the Commonwealth of Massachusetts for each applicable fund, contains an express disclaimer of shareholder liability for acts or obligations of the Trust, or of any fund in the Trust. The Declaration of Trust provides that, if any shareholder (or former shareholder) of a fund in the Trust is charged or held to be personally liable for any obligation or liability of the Trust, or of any fund in the Trust, solely by reason of being or having been a shareholder and not because of such shareholder's acts or omissions or for some other reason, the Trust (upon request of the shareholder) shall assume the defense against such charge and satisfy any judgment thereon, and the shareholder or former shareholder (or the heirs, executors, administrators or other legal representatives thereof, or in the case of a corporation or other entity, its corporate or other general successor) shall be entitled (but solely out of the assets of the fund of which such shareholder or former shareholder is or was the holder of shares) to be held harmless from and indemnified against all loss and expense arising from such liability.



Statement of Additional Information - Dec. 28, 2007                     Page 142

The Declaration of Trust also provides that the Trust may maintain appropriate insurance (for example, fidelity bond and errors and omissions insurance) for the protection of the Trust, its shareholders, Trustees, officers, employees and agents covering possible tort and other liabilities. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which both inadequate insurance existed and the Trust itself was unable to meet its obligations.

The Declaration of Trust further provides that obligations of the Trust are not binding upon the Trustees individually, but only upon the assets and property of the Trust, and that the Trustees will not be liable for any action or failure to act, errors of judgment, or mistakes of fact or law, but nothing in the Declaration of Trust or other agreement with a Trustee protects a Trustee against any liability to which he or she would otherwise be subject by reason of his or her willful bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his or her office. By becoming a shareholder of the fund, each shareholder shall be expressly held to have assented to and agreed to be bound by the provisions of the Declaration of Trust.

               TABLE 24. FUND HISTORY TABLE FOR RIVERSOURCE FUNDS*

                                                                                                   FISCAL
                                       DATE OF        DATE BEGAN       FORM OF         STATE OF     YEAR
FUND**                              ORGANIZATION      OPERATIONS     ORGANIZATION    ORGANIZATION    END   DIVERSIFIED***
-------------------------------------------------------------------------------------------------------------------------
BOND SERIES, INC.(3)             4/29/81, 6/13/86(1)                 Corporation         NV/MN      7/31
-------------------------------------------------------------------------------------------------------------------------
Core Bond Fund                                          6/19/03                                                  Yes
-------------------------------------------------------------------------------------------------------------------------
Floating Rate Fund                                      2/16/06                                                  Yes
-------------------------------------------------------------------------------------------------------------------------
Income Opportunities Fund                               6/19/03                                                  Yes
-------------------------------------------------------------------------------------------------------------------------
Inflation Protected                                     3/4/04                                                   No
  Securities Fund
-------------------------------------------------------------------------------------------------------------------------
Limited Duration Bond Fund                              6/19/03                                                  Yes
-------------------------------------------------------------------------------------------------------------------------
CALIFORNIA TAX-EXEMPT TRUST            4/7/86                     Business Trust(2)       MA        8/31
-------------------------------------------------------------------------------------------------------------------------
California Tax-Exempt Fund                              8/18/86                                                  No
-------------------------------------------------------------------------------------------------------------------------
DIMENSIONS SERIES, INC.          2/20/68, 6/13/86(1)                 Corporation         NV/MN      7/31
-------------------------------------------------------------------------------------------------------------------------
Disciplined Small and Mid Cap                           5/18/06                                                  Yes
  Equity Fund
-------------------------------------------------------------------------------------------------------------------------
Disciplined Small Cap Value                             2/16/06                                                  Yes
  Fund
-------------------------------------------------------------------------------------------------------------------------
DIVERSIFIED INCOME SERIES,       6/27/74, 6/31/86(1)                 Corporation         NV/MN      8/31
  INC.(3)
-------------------------------------------------------------------------------------------------------------------------
Diversified Bond Fund(4)                                10/3/74                                                  Yes
-------------------------------------------------------------------------------------------------------------------------
EQUITY SERIES, INC.              3/18/57, 6/13/86(1)                 Corporation         NV/MN      11/30
-------------------------------------------------------------------------------------------------------------------------
Mid Cap Growth Fund(5)                                  6/4/57                                                   Yes
-------------------------------------------------------------------------------------------------------------------------
GLOBAL SERIES, INC.                   10/28/88                       Corporation          MN        10/31
-------------------------------------------------------------------------------------------------------------------------
Absolute Return Currency and                            6/15/06                                                  No
  Income Fund
-------------------------------------------------------------------------------------------------------------------------
Emerging Markets Bond Fund                              2/16/06                                                  No
-------------------------------------------------------------------------------------------------------------------------
Emerging Markets Fund(6)                               11/13/96                                                  Yes
-------------------------------------------------------------------------------------------------------------------------
Global Bond Fund                                        3/20/89                                                  No
-------------------------------------------------------------------------------------------------------------------------
Global Equity Fund(7),(6)                               5/29/90                                                  Yes
-------------------------------------------------------------------------------------------------------------------------
Global Technology Fund                                 11/13/96                                                  Yes
-------------------------------------------------------------------------------------------------------------------------
GOVERNMENT INCOME SERIES,              3/12/85                       Corporation          MN        5/31
  INC.
-------------------------------------------------------------------------------------------------------------------------
Short Duration U.S.                                     8/19/85                                                  Yes
  Government Fund(4)
-------------------------------------------------------------------------------------------------------------------------
U.S. Government Mortgage Fund                           2/14/02                                                  Yes
-------------------------------------------------------------------------------------------------------------------------
HIGH YIELD INCOME SERIES,              8/17/83                       Corporation          MN        5/31
  INC.
-------------------------------------------------------------------------------------------------------------------------
High Yield Bond Fund(4)                                 12/8/83                                                  Yes
-------------------------------------------------------------------------------------------------------------------------


Statement of Additional Information - Dec. 28, 2007                     Page 143

                                                                                                   FISCAL
                                       DATE OF        DATE BEGAN       FORM OF         STATE OF     YEAR
FUND**                              ORGANIZATION      OPERATIONS     ORGANIZATION    ORGANIZATION    END   DIVERSIFIED***
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
INCOME SERIES, INC.              2/10/45; 6/13/86(1)                 Corporation         NV/MN      5/31
-------------------------------------------------------------------------------------------------------------------------
Income Builder Basic Income                             2/16/06                                                  No
  Fund
-------------------------------------------------------------------------------------------------------------------------
Income Builder Enhanced                                 2/16/06                                                  No
  Income Fund
-------------------------------------------------------------------------------------------------------------------------
Income Builder Moderate                                 2/16/06                                                  No
  Income Fund
-------------------------------------------------------------------------------------------------------------------------
INTERNATIONAL MANAGERS SERIES,         5/9/01                        Corporation          MN        10/31
  INC.(3)
-------------------------------------------------------------------------------------------------------------------------
International Aggressive                                9/28/01                                                  Yes
  Growth Fund
-------------------------------------------------------------------------------------------------------------------------
International Equity Fund(5)                            10/3/02                                                  Yes
-------------------------------------------------------------------------------------------------------------------------
International Select Value                              9/28/01                                                  Yes
  Fund
-------------------------------------------------------------------------------------------------------------------------
International Small Cap Fund                            10/3/02                                                  Yes
-------------------------------------------------------------------------------------------------------------------------
INTERNATIONAL SERIES, INC.             7/18/84                       Corporation          MN        10/31
-------------------------------------------------------------------------------------------------------------------------
Disciplined International                               5/18/06                                                  Yes
  Equity Fund
-------------------------------------------------------------------------------------------------------------------------
European Equity Fund(6)                                 6/26/00                                                  Yes
-------------------------------------------------------------------------------------------------------------------------
International Opportunity                              11/15/84                                                  Yes
  Fund(6),(5)
-------------------------------------------------------------------------------------------------------------------------
INVESTMENT SERIES, INC.          1/18/40; 6/13/86(1)                 Corporation         NV/MN      9/30
-------------------------------------------------------------------------------------------------------------------------
Balanced Fund(5)                                        4/16/40                                                  Yes
-------------------------------------------------------------------------------------------------------------------------
Disciplined Large Cap Growth                            5/17/07                                                  Yes
  Fund
-------------------------------------------------------------------------------------------------------------------------
Diversified Equity Income                              10/15/90                                                  Yes
  Fund
-------------------------------------------------------------------------------------------------------------------------
Mid Cap Value Fund                                      2/14/02                                                  Yes
-------------------------------------------------------------------------------------------------------------------------
LARGE CAP SERIES, INC.(3)        5/21/70, 6/13/86(1)                 Corporation         NV/MN      7/31
-------------------------------------------------------------------------------------------------------------------------
Disciplined Equity Fund(5)                              4/24/03                                                  Yes
-------------------------------------------------------------------------------------------------------------------------
Growth Fund                                             3/1/72                                                   Yes
-------------------------------------------------------------------------------------------------------------------------
Large Cap Equity Fund                                   3/28/02                                                  Yes
-------------------------------------------------------------------------------------------------------------------------
Large Cap Value Fund                                    6/27/02                                                  Yes
-------------------------------------------------------------------------------------------------------------------------
MANAGERS SERIES, INC.(3)               3/20/01                       Corporation          MN        5/31
-------------------------------------------------------------------------------------------------------------------------
Aggressive Growth Fund                                  4/24/03                                                  Yes
-------------------------------------------------------------------------------------------------------------------------
Fundamental Growth Fund(5)                              4/24/03                                                  Yes
-------------------------------------------------------------------------------------------------------------------------
Fundamental Value Fund                                  6/18/01                                                  Yes
-------------------------------------------------------------------------------------------------------------------------
Select Value Fund                                       3/8/02                                                   Yes
-------------------------------------------------------------------------------------------------------------------------
Small Cap Equity Fund(5)                                3/8/02                                                   Yes
-------------------------------------------------------------------------------------------------------------------------
Small Cap Value Fund                                    6/18/01                                                  Yes
-------------------------------------------------------------------------------------------------------------------------
Value Fund                                              6/18/01                                                  Yes
-------------------------------------------------------------------------------------------------------------------------
MARKET ADVANTAGE SERIES, INC.          8/25/89                       Corporation          MN        1/31
-------------------------------------------------------------------------------------------------------------------------
Portfolio Builder                                       3/4/04                                                   No
  Conservative Fund
-------------------------------------------------------------------------------------------------------------------------
Portfolio Builder Moderate                              3/4/04                                                   No
  Conservative Fund
-------------------------------------------------------------------------------------------------------------------------
Portfolio Builder Moderate                              3/4/04                                                   No
  Fund
-------------------------------------------------------------------------------------------------------------------------
Portfolio Builder Moderate                              3/4/04                                                   No
  Aggressive Fund
-------------------------------------------------------------------------------------------------------------------------
Portfolio Builder Aggressive                            3/4/04                                                   No
  Fund
-------------------------------------------------------------------------------------------------------------------------
Portfolio Builder Total                                 3/4/04                                                   No
  Equity Fund
-------------------------------------------------------------------------------------------------------------------------
S&P 500 Index Fund                                     10/25/99                                                  Yes
-------------------------------------------------------------------------------------------------------------------------
Small Company Index Fund                                8/19/96                                                  Yes
-------------------------------------------------------------------------------------------------------------------------


Statement of Additional Information - Dec. 28, 2007                     Page 144

                                                                                                   FISCAL
                                       DATE OF        DATE BEGAN       FORM OF         STATE OF     YEAR
FUND**                              ORGANIZATION      OPERATIONS     ORGANIZATION    ORGANIZATION    END   DIVERSIFIED***
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
MONEY MARKET SERIES, INC.        8/22/75; 6/13/86(1)                 Corporation         NV/MN      7/31
-------------------------------------------------------------------------------------------------------------------------
Cash Management Fund                                    10/6/75                                                  Yes
-------------------------------------------------------------------------------------------------------------------------
SECTOR SERIES, INC.                    3/25/88                       Corporation          MN        6/30
-------------------------------------------------------------------------------------------------------------------------
Dividend Opportunity Fund(8)                            8/1/88                                                   Yes
-------------------------------------------------------------------------------------------------------------------------
Real Estate Fund                                        3/4/04                                                   Yes
-------------------------------------------------------------------------------------------------------------------------
SELECTED SERIES, INC.                  10/5/84                       Corporation          MN        3/31
-------------------------------------------------------------------------------------------------------------------------
Precious Metals and Mining                              4/22/86                                                  No
  Fund(9)
-------------------------------------------------------------------------------------------------------------------------
SERIES TRUST                           1/27/06                    Business Trust(2)       MA        4/30
-------------------------------------------------------------------------------------------------------------------------
120/20 Contrarian Equity Fund                          10/18/07                                                  Yes
-------------------------------------------------------------------------------------------------------------------------
130/30 U.S. Equity Fund                                10/18/07                                                  Yes
-------------------------------------------------------------------------------------------------------------------------
Retirement Plus 2010 Fund                               5/18/06                                                  No
-------------------------------------------------------------------------------------------------------------------------
Retirement Plus 2015 Fund                               5/18/06                                                  No
-------------------------------------------------------------------------------------------------------------------------
Retirement Plus 2020 Fund                               5/18/06                                                  No
-------------------------------------------------------------------------------------------------------------------------
Retirement Plus 2025 Fund                               5/18/06                                                  No
-------------------------------------------------------------------------------------------------------------------------
Retirement Plus 2030 Fund                               5/18/06                                                  No
-------------------------------------------------------------------------------------------------------------------------
Retirement Plus 2035 Fund                               5/18/06                                                  No
-------------------------------------------------------------------------------------------------------------------------
Retirement Plus 2040 Fund                               5/18/06                                                  No
-------------------------------------------------------------------------------------------------------------------------
Retirement Plus 2045 Fund                               5/18/06                                                  No
-------------------------------------------------------------------------------------------------------------------------
SHORT TERM INVESTMENTS SERIES,   4/23/68, 6/13/86(1)                 Corporation         NV/MN      7/31
  INC.
-------------------------------------------------------------------------------------------------------------------------
Short-Term Cash Fund                                    9/26/06                                                  Yes
-------------------------------------------------------------------------------------------------------------------------
SPECIAL TAX-EXEMPT SERIES              4/7/86                     Business Trust(2)       MA        8/31
  TRUST(10)
-------------------------------------------------------------------------------------------------------------------------
Massachusetts Tax-Exempt Fund                           7/2/87                                                   No
-------------------------------------------------------------------------------------------------------------------------
Michigan Tax-Exempt Fund                                7/2/87                                                   No
-------------------------------------------------------------------------------------------------------------------------
Minnesota Tax-Exempt Fund                               8/18/86                                                Yes(11)
-------------------------------------------------------------------------------------------------------------------------
New York Tax-Exempt Fund                                8/18/86                                                  No
-------------------------------------------------------------------------------------------------------------------------
Ohio Tax-Exempt Fund                                    7/2/87                                                   No
-------------------------------------------------------------------------------------------------------------------------
STRATEGIC ALLOCATION SERIES,           10/9/84                       Corporation          MN        9/30
  INC.(3)
-------------------------------------------------------------------------------------------------------------------------
Strategic Allocation Fund(5)                            1/23/85                                                  Yes
-------------------------------------------------------------------------------------------------------------------------
Strategic Income Allocation                             5/17/07                                                  Yes
  Fund
-------------------------------------------------------------------------------------------------------------------------
STRATEGY SERIES, INC.                  1/24/84                       Corporation          MN        3/31
-------------------------------------------------------------------------------------------------------------------------
Equity Value Fund                                       5/14/84                                                  Yes
-------------------------------------------------------------------------------------------------------------------------
Small Cap Growth Fund                                   1/24/01                                                  Yes
-------------------------------------------------------------------------------------------------------------------------
Small Cap Advantage Fund                                5/4/99                                                   Yes
-------------------------------------------------------------------------------------------------------------------------
TAX-EXEMPT INCOME SERIES,       12/21/78; 6/13/86(1)                 Corporation         NV/MN      11/30
  INC.(3)
-------------------------------------------------------------------------------------------------------------------------
Tax-Exempt High Income                                  5/7/79                                                   Yes
  Fund(5)
-------------------------------------------------------------------------------------------------------------------------
TAX-EXEMPT MONEY MARKET          2/29/80, 6/13/86(1)                 Corporation         NV/MN      12/31
  SERIES, INC.(3)
-------------------------------------------------------------------------------------------------------------------------
Tax-Exempt Money Market                                 8/5/80                                                   Yes
  Fund(5)
-------------------------------------------------------------------------------------------------------------------------
TAX-EXEMPT SERIES, INC.          9/30/76, 6/13/86(1)                 Corporation         NV/MN      11/30
-------------------------------------------------------------------------------------------------------------------------
Intermediate Tax-Exempt Fund                           11/13/96                                                  Yes
-------------------------------------------------------------------------------------------------------------------------
Tax-Exempt Bond Fund                                   11/24/76                                                  Yes
-------------------------------------------------------------------------------------------------------------------------






Statement of Additional Information - Dec. 28, 2007                     Page 145

    * The RiverSource Variable Portfolio funds are not included in this table. Please see the Variable Portfolio funds' SAI for fund history.

   ** Effective Oct. 1, 2005 American Express Funds changed its name to RiverSource funds and the names Threadneedle and Partners were removed from fund names.

  *** If a non-diversified fund is managed as if it were a diversified fund for a period of three years, its status under the 1940 Act will convert automatically from non-diversified to diversified. A diversified fund may convert to non-diversified status only with shareholder approval.

  (1)    Date merged into a Minnesota corporation incorporated on April 7, 1986.

  (2) Under Massachusetts law, shareholders of a business trust may, under certain circumstances, be held personally liable as partners for its obligations. However, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the trust itself is unable to meet its obligations.

  (3) Effective April 21, 2006, AXP Discovery Series, Inc. changed its name to RiverSource Bond Series, Inc.; AXP Fixed Income Series, Inc. changed its name to RiverSource Diversified Income Series, Inc.; AXP Growth Series, Inc. changed its name to RiverSource Large Cap Series, Inc.; AXP High Yield Tax-Exempt Series, Inc. changed its name to RiverSource Tax-Exempt Income Series, Inc.; AXP Managed Series, Inc. changed its name to RiverSource Strategic Allocation Series, Inc.; AXP Partners International Series, Inc. changed its name to RiverSource International Managers Series, Inc.; AXP Partners Series, Inc. changed its name to RiverSource Managers Series, Inc.; AXP Tax-Free Money Series, Inc. changed its name to RiverSource Tax-Exempt Money Market Series, Inc.; and for all other corporations and business trusts, AXP was replaced with RiverSource in the registrant name.

  (4) Effective June 27, 2003, Bond Fund changed its name to Diversified Bond Fund, Federal Income Fund changed its name to Short Duration U.S. Government Fund and Extra Income Fund changed its name to High Yield Bond Fund.

  (5) Effective Oct. 1, 2005, Equity Select Fund changed its name to Mid Cap Growth Fund, High Yield Tax-Exempt Fund changed its name to Tax-Exempt High Income Fund, Managed Allocation Fund changed its name to Strategic Allocation Fund, Mutual changed its name to Balanced Fund, Partners Growth Fund changed its name to Fundamental Growth Fund, Partners International Core Fund changed its name to International Equity Fund, Partners Small Cap Core Fund changed its name to Small Cap Equity Fund, Quantitative Large Cap Equity Fund changed its name to Disciplined Equity Fund, Tax-Free Money Fund changed its name to Tax-Exempt Money Market Fund, and Threadneedle International Fund changed its name to International Opportunity Fund.

  (6) Effective July 9, 2004, Emerging Markets Fund changed its name to Threadneedle Emerging Markets Fund, European Equity Fund changed its name to Threadneedle European Equity Fund, Global Equity Fund changed its name to Threadneedle Global Equity Fund, and International Fund changed its name to Threadneedle International Fund.

  (7) Effective Oct. 20, 2003, Global Growth Fund changed its name to Global Equity Fund.

  (8) Effective Feb. 18, 2004, Utilities Fund changed its name to Dividend Opportunity Fund.

  (9) Effective Nov. 1, 2006, Precious Metals Fund changed its name to Precious Metals and Mining Fund.

 (10) Effective April 13, 2006, the fiscal year end was changed from June 30 to Aug. 31.

 (11) Minnesota Tax-Exempt Fund is currently classified as a diversified fund under the 1940 Act. This means that the fund may not, with respect to 75% of its total assets, invest more than 5% of its total assets in any one issuer or purchase more than 10% of the outstanding voting securities of any one issuer. With respect to the remaining 25% of the fund's total assets, there is no limitation on the amount of assets the fund may invest in any one issuer. These are "fundamental" policies of the fund. Section 13(a)(1) of the 1940 Act and Rule 13a-1 thereunder generally provide that if a non-diversified fund actually operates as if it were a diversified fund for a period of three years, its classification under the 1940 Act will convert automatically from non-diversified to diversified. The fund has been classified as a diversified fund since Spring 2006, a result of its operation as a diversified fund for more than three years based on the measurement of diversification that existed at the time, which is not consistent with how diversification is currently measured. Specifically, the fund has historically participated in inverse floater programs, where the fund transfers to trusts fixed rate municipal bonds (municipal bonds) in exchange for cash and residual interest in the trusts' assets and cash flows, which are in the form of inverse floating rate securities (residual bonds). The trusts fund the purchase of the municipal bonds by issuing short-term floating rate notes to third parties. The municipal bonds transferred to the trusts remain in the fund's investments in securities and the related short-term floating rate notes are reflected as fund liabilities. Prior to January 2007, the fund measured diversification based upon the value of the residual bonds only. Since January 2007, the fund has also measured diversification based on the full value of the municipal bonds held in trusts; had this measurement of diversification (considering the full value of municipal bonds held in trusts) been employed historically, the fund would not have converted its classification to a diversified fund in Spring 2006.

        The Board of Trustees of the fund has recommended that the fund be managed as a non-diversified fund, consistent with its original structure. It is expected that shareholders will vote on this matter in the first quarter of 2008.



Statement of Additional Information - Dec. 28, 2007                     Page 146

BOARD MEMBERS AND OFFICERS

Shareholders elect a Board that oversees a fund's operations. The Board appoints officers who are responsible for day-to-day business decisions based on policies set by the Board.

The following is a list of each fund's Board members. Each member oversees 104 RiverSource funds. Board members serve until the next regular shareholders' meeting or until he or she reaches the mandatory retirement age established by the Board. Under the current Board policy, members may serve until the end of the meeting following their 75th birthday, or the fifteenth anniversary of the first Board meeting they attended as members of the Board, whichever occurs first. This policy does not apply to Ms. Jones who may retire after her 75th birthday.

                             TABLE 25. BOARD MEMBERS

INDEPENDENT BOARD MEMBERS

                  POSITION
                    HELD
                 WITH FUNDS
                     AND
 NAME, ADDRESS,   LENGTH OF        PRINCIPAL OCCUPATION            OTHER        COMMITTEE
      AGE          SERVICE        DURING PAST FIVE YEARS       DIRECTORSHIPS   MEMBERSHIPS
-------------------------------------------------------------------------------------------
Kathleen Blatz   Board       Chief Justice, Minnesota         None            Compliance,
901 S.           member      Supreme Court, 1998-2005                         Investment
Marquette Ave.   since 2006                                                   Review, Joint
Minneapolis, MN                                                               Audit
55402
Age 53
-------------------------------------------------------------------------------------------


Arne H. Carlson  Board       Chair, RiverSource Funds, 1999-  None            Board
901 S.           member      2006; former Governor of                         Governance,
Marquette Ave.   since 1999  Minnesota                                        Contracts,
Minneapolis, MN                                                               Executive,
55402                                                                         Investment
Age 73                                                                        Review
-------------------------------------------------------------------------------------------


Pamela G.        Board       President, Springboard-Partners  None            Investment
Carlton          member      in Cross Cultural Leadership                     Review, Joint
901 S.           since 2007  (consulting company)                             Audit
Marquette Ave.
Minneapolis, MN
55402
Age 52
-------------------------------------------------------------------------------------------


Patricia M.      Board       Trustee Professor of Economics   None            Board
Flynn            member      and Management, Bentley                          Governance,
901 S.           since 2004  College; former Dean, McCallum                   Compliance,
Marquette Ave.               Graduate School of Business,                     Contracts,
Minneapolis, MN              Bentley College                                  Investment
55402                                                                         Review
Age 57
-------------------------------------------------------------------------------------------


Anne P. Jones    Board       Attorney and Consultant          None            Board
901 S.           member                                                       Governance,
Marquette Ave.   since 1985                                                   Executive,
Minneapolis, MN                                                               Investment
55402                                                                         Review, Joint
Age 72                                                                        Audit
-------------------------------------------------------------------------------------------


Jeffrey          Board       Former Managing Director,        American        Board
Laikind, CFA     member      Shikiar Asset Management         Progressive     Governance,
901 S.           since 2005                                   Insurance       Investment
Marquette Ave.                                                                Review, Joint
Minneapolis, MN                                                               Audit
55402
Age 72
-------------------------------------------------------------------------------------------


Stephen R.       Board       President Emeritus and           Valmont         Board
Lewis, Jr.       member      Professor of Economics,          Industries,     Governance,
901 S.           since 2002  Carleton College                 Inc.            Compliance,
Marquette Ave.   and Chair                                    (manufactures   Contracts,
Minneapolis, MN  of the                                       irrigation      Executive,
55402            Board                                        systems)        Investment
Age 68           since 2007                                                   Review
-------------------------------------------------------------------------------------------


Catherine James  Board       Director, Enterprise Asset       Strategic       Compliance,
Paglia           member      Management, Inc. (private real   Distribution,   Contracts,
901 S.           since 2004  estate and asset management      Inc.            Executive,
Marquette Ave.               company)                         (transporta-    Investment
Minneapolis, MN                                               tion,           Review
55402                                                         distribution
Age 55                                                        and logistics
                                                              consultants)
-------------------------------------------------------------------------------------------


Alison Taunton-  Board       Chief Executive Officer,         Hybridon, Inc.  Contracts,
Rigby            member      RiboNovix, Inc. since 2003       (biotechnol-    Executive,
901 S.           since 2002  (biotechnology); former          ogy); American  Investment
Marquette Ave.               President, Forester Biotech      Healthways,     Review
Minneapolis, MN                                               Inc. (health
55402                                                         management
Age 63                                                        programs)
-------------------------------------------------------------------------------------------







Statement of Additional Information - Dec. 28, 2007                     Page 147

BOARD MEMBER AFFILIATED WITH RIVERSOURCE INVESTMENTS*

                  POSITION
                    HELD
                 WITH FUNDS
                     AND
 NAME, ADDRESS,   LENGTH OF        PRINCIPAL OCCUPATION            OTHER        COMMITTEE
      AGE          SERVICE        DURING PAST FIVE YEARS       DIRECTORSHIPS   MEMBERSHIPS
-------------------------------------------------------------------------------------------
William F.       Board       President - U.S. Asset            None           Investment
Truscott         member      Management and Chief Investment                  Review
53600            since       Officer, Ameriprise Financial,
Ameriprise       2001, Vice  Inc. and President, Chairman of
Financial        President   the Board and Chief Investment
Center           since 2002  Officer, RiverSource
Minneapolis, MN              Investments, LLC since 2005;
55474                        President, Ameriprise
Age 47                       Certificate
                             Company since 2006; Senior Vice
                             President - Chief Investment
                             Officer, Ameriprise Financial,
                             Inc. and Chairman of the Board
                             and Chief Investment Officer,
                             RiverSource Investments, LLC,
                             2001-2005
-------------------------------------------------------------------------------------------




    * Interested person by reason of being an officer, director, security holder and/or employee of RiverSource Investments.

The Board has appointed officers who are responsible for day-to-day business decisions based on policies it has established. The officers serve at the pleasure of the Board. In addition to Mr. Truscott, who is Vice President, the fund's other officers are:

                             TABLE 26. FUND OFFICERS

                          POSITION HELD
                         WITH FUNDS AND
                            LENGTH OF                  PRINCIPAL OCCUPATION
  NAME, ADDRESS, AGE         SERVICE                  DURING PAST FIVE YEARS
----------------------------------------------------------------------------------------
Patrick T. Bannigan     President since   Senior Vice President - Asset Management,
172 Ameriprise          2006              RiverSource Investments, LLC since 2006;
Financial Center                          Managing Director and Global Head of Product,
Minneapolis, MN 55474                     Morgan Stanley Investment Management, 2004-
Age 42                                    2006; President, Touchstone Investments, 2002-
                                          2004; Director of Strategic Planning,
                                          Evergreen Investments, 1995-2002
---------------------------------------------------------------------------------------


Michelle M. Keeley      Vice President    Executive Vice President - Equity and Fixed
172 Ameriprise          since 2004        Income, Ameriprise Financial, Inc. and
Financial Center                          RiverSource Investments, LLC since 2006; Vice
Minneapolis, MN 55474                     President - Investments, Ameriprise
Age 43                                    Certificate Company since 2003; Senior Vice
                                          President - Fixed Income, Ameriprise
                                          Financial, Inc., 2002-2006 and RiverSource
                                          Investments, LLC, 2004-2006; Managing
                                          Director, Zurich Global Assets, 2001-2002
---------------------------------------------------------------------------------------


Amy K. Johnson          Vice President    Vice President - Asset Management and Trust
5228 Ameriprise         since 2006        Company Services, RiverSource Investments, LLC
Financial Center                          since 2006; Vice President - Operations and
Minneapolis, MN 55474                     Compliance, RiverSource Investments, LLC,
Age 42                                    2004-2006; Director of Product
                                          Development - Mutual Funds, Ameriprise
                                          Financial, Inc., 2001-2004
---------------------------------------------------------------------------------------


Jeffrey P. Fox          Treasurer since   Vice President - Investment Accounting,
105 Ameriprise          2002              Ameriprise Financial, Inc. since 2002; Vice
Financial Center                          President - Finance, American Express Company,
Minneapolis, MN 55474                     2000-2002
Age 52
---------------------------------------------------------------------------------------


Scott R. Plummer        Vice President,   Vice President and Chief Counsel - Asset
5228 Ameriprise         General Counsel   Management, Ameriprise Financial, Inc. since
Financial Center        and Secretary     2005; Vice President, General Counsel and
Minneapolis, MN 55474   since 2006        Secretary, Ameriprise Certificate Company
Age 48                                    since 2005; Vice President - Asset Management
                                          Compliance, Ameriprise Financial, Inc., 2004-
                                          2005; Senior Vice President and Chief
                                          Compliance Officer, U.S. Bancorp Asset
                                          Management, 2002-2004; Second Vice President
                                          and Assistant General Counsel, Hartford Life,
                                          2001-2002
--------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------


Statement of Additional Information - Dec. 28, 2007                     Page 148

                          POSITION HELD
                         WITH FUNDS AND
                            LENGTH OF                  PRINCIPAL OCCUPATION
  NAME, ADDRESS, AGE         SERVICE                  DURING PAST FIVE YEARS
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------

Jennifer D. Lammers     Chief Compliance  U.S. Asset Management Chief Compliance
172 Ameriprise          Officer since     Officer, RiverSource Investments, LLC since
Financial Center        2006              2006; Director - Mutual Funds, Voyageur Asset
Minneapolis, MN 55474                     Management, 2003-2006; Director of Finance,
Age 47                                    Voyageur Asset Management, 2000-2003
---------------------------------------------------------------------------------------

Neysa M. Alecu          Money Laundering  Compliance Director and Anti-Money Laundering
2934 Ameriprise         Prevention        Officer, Ameriprise Financial, Inc. since
Financial Center        Officer since     2004; Manager Anti-Money Laundering,
Minneapolis, MN 55474   2004              Ameriprise Financial, Inc., 2003-2004;
Age 43                                    Compliance Director and Bank Secrecy Act
                                          Officer, American Express Centurion Bank,
                                          2000-2003
---------------------------------------------------------------------------------------





RESPONSIBILITIES OF BOARD WITH RESPECT TO FUND MANAGEMENT
The Board initially approves an Investment Management Services Agreement and other contracts with the investment manager and its affiliates, and other service providers. Once the contracts are approved, the Board monitors the level and quality of services including commitments of service providers to achieve expected levels of investment performance and shareholder services. In addition, the Board oversees that processes are in place to assure compliance with applicable rules, regulations and investment policies and addresses possible conflicts of interest. Annually, the Board evaluates the services received under the contracts by receiving reports covering investment performance, shareholder services, marketing, and the investment manager's profitability in order to determine whether to continue existing contracts or negotiate new contracts.

SEVERAL COMMITTEES FACILITATE ITS WORK
BOARD GOVERNANCE COMMITTEE -- Recommends to the Board the size, structure and composition of the Board and its committees; the compensation to be paid to members of the Board; and a process for evaluating the Board's performance. The committee also reviews candidates for Board membership including candidates recommended by shareholders. To be considered, recommendations must include a curriculum vitae and be mailed to the Chairman of the Board, RiverSource Funds, 901 Marquette Avenue South, Suite 2810, Minneapolis, MN 55402-3268. The committee also makes recommendations to the Board regarding responsibilities and duties of the Board, oversees proxy voting and supports the work of the Board Chair in relation to furthering the interests of the Funds and their shareholders on external matters.

COMPLIANCE COMMITTEE -- Supports the Funds' maintenance of a strong compliance program by providing a forum for independent Board members to consider compliance matters impacting the Funds or their key service providers; developing and implementing, in coordination with the Funds' Chief Compliance Officer (CCO), a process for the review and consideration of compliance reports that are provided to the Boards; and providing a designated forum for the Funds' CCO to meet with independent Board members on a regular basis to discuss compliance matters.

CONTRACTS COMMITTEE -- Reviews and oversees the contractual relationships with service providers. Receives and analyzes reports covering the level and quality of services provided under contracts with the fund and advises the Board regarding actions taken on these contracts during the annual review process.

EXECUTIVE COMMITTEE -- Acts for the Board between meetings of the Board.

INVESTMENT REVIEW COMMITTEE -- Reviews and oversees the management of the Funds' assets. Considers investment management policies and strategies; investment performance; risk management techniques; and securities trading practices and reports areas of concern to the Board.

JOINT AUDIT COMMITTEE -- Oversees the accounting and financial reporting processes of the Funds and internal controls over financial reporting. Oversees the quality and integrity of the Funds' financial statements and independent audits as well as the Funds' compliance with legal and regulatory requirements relating to the Funds' accounting and financial reporting, internal controls over financial reporting and independent audits. The committee also makes recommendations regarding the selection of the Funds' independent auditor and reviews and evaluates the qualifications, independence and performance of the auditor.



Statement of Additional Information - Dec. 28, 2007                     Page 149

This table shows the number of times the committees met during each fund's most recent fiscal period. The table is organized by fiscal year end. You can find your fund's fiscal year end in Table 1.

                          TABLE 27. COMMITTEE MEETINGS

                                        BOARD                                  INVEST-
                                       GOVER-    COMPLI-    CON-     EXECU-     MENT      JOINT
                                        NANCE     ANCE     TRACTS     TIVE     REVIEW     AUDIT
                                       COMMIT-   COMMIT-   COMMIT-   COMMIT-   COMMIT-   COMMIT-
FISCAL PERIOD                            TEE      TEE*       TEE       TEE       TEE       TEE
------------------------------------------------------------------------------------------------
For funds with fiscal period ending       5         1         6         1         5         6
January 31
------------------------------------------------------------------------------------------------
For funds with fiscal period ending       5         1         6         2         5         6
March 31
------------------------------------------------------------------------------------------------
For funds with fiscal period ending       5         2         6         1         5         6
April 30
------------------------------------------------------------------------------------------------
For funds with fiscal period ending       5         2         6         1         5         7
May 31
------------------------------------------------------------------------------------------------
For funds with fiscal period ending       5         2         6         1         5         8
June 30
------------------------------------------------------------------------------------------------
For funds with fiscal period ending       5         3         6         1         5         8
July 31
------------------------------------------------------------------------------------------------
For funds with fiscal period ending       5         3         6         1         5         8
August 31
------------------------------------------------------------------------------------------------
For funds with fiscal period ending       6         5         6         1         5         8
September 30
------------------------------------------------------------------------------------------------
For funds with fiscal period ending       6         5         6         1         5         7
October 31
------------------------------------------------------------------------------------------------
For funds with fiscal period ending       5        N/A        6         0         5         6
November 30
------------------------------------------------------------------------------------------------
For funds with fiscal period ending       5        N/A        6         1         5         6
December 31
------------------------------------------------------------------------------------------------




    *    Committee established December 2006.

BOARD MEMBER HOLDINGS

The following table shows the Board members' dollar range of equity securities beneficially owned on Dec. 31, 2006 of each individual fund owned by a Board member, and the aggregate dollar range of equity securities of all RiverSource funds overseen by the Board members.

                         TABLE 28. BOARD MEMBER HOLDINGS

Based on net asset values as of Dec. 31, 2006

                                                                     AGGREGATE DOLLAR
                                                                         RANGE OF
                                                                     EQUITY SECURITIES
                                                      DOLLAR RANGE        OF ALL
                                                       OF EQUITY     RIVERSOURCE FUNDS
                                                     SECURITIES IN       OVERSEEN
   BOARD MEMBER*                  FUND                  THE FUND      BY BOARD MEMBER
--------------------------------------------------------------------------------------
Kathleen Blatz      Equity Value                     $10,001-          Over $100,000
                                                     $50,000
                    ----------------------------------------------
                    Global Equity                    $10,001-
                                                     $50,000
                    ----------------------------------------------
                    Strategic Allocation             Over $100,000
--------------------------------------------------------------------------------------
Arne H. Carlson     Cash Management                  $1-$10,000        Over $100,000
                    ----------------------------------------------
                    Disciplined Equity               $10,001-
                                                     $50,000
                    ----------------------------------------------
                    Diversified Equity Income        $10,001-
                                                     $50,000
                    ----------------------------------------------
                    Dividend Opportunity             $10,001-
                                                     $50,000
                    ----------------------------------------------
                    Fundamental Value                $10,001-
                                                     $50,000
                    ----------------------------------------------
                    Global Equity                    $10,001-
                                                     $50,000
                    ----------------------------------------------
                    Global Technology                $10,001-
                                                     $50,000
                    ----------------------------------------------
                    International Equity             $10,001-
                                                     $50,000
                    ----------------------------------------------
                    International Select Value       $10,001-
                                                     $50,000
                    ----------------------------------------------
                    Strategic Allocation             $10,001-
                                                     $50,000
--------------------------------------------------------------------------------------
Patricia M. Flynn   Growth**                         --               Over $100,000**
-------------------------------------------------------------------
                    Strategic Allocation**           $10,001-
                                                     $50,000
--------------------------------------------------------------------------------------


Statement of Additional Information - Dec. 28, 2007                     Page 150

                                                                     AGGREGATE DOLLAR
                                                                         RANGE OF
                                                                     EQUITY SECURITIES
                                                      DOLLAR RANGE        OF ALL
                                                       OF EQUITY     RIVERSOURCE FUNDS
                                                     SECURITIES IN       OVERSEEN
   BOARD MEMBER*                  FUND                  THE FUND      BY BOARD MEMBER
--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------
Anne P. Jones       Disciplined Equity               $50,001-          Over $100,000
                                                     $100,000
                    ----------------------------------------------
                    Diversified Bond                 $10,001-
                                                     $50,000
                    ----------------------------------------------
                    Diversified Equity Income        $10,001-
                                                     $50,000
                    ----------------------------------------------
                    Global Bond                      Over $100,000
                    ----------------------------------------------
                    Global Equity                    $50,001-
                                                     $100,000
                    ----------------------------------------------
                    Growth                           $50,001-
                                                     $100,000
                    ----------------------------------------------
                    High Yield Bond                  Over $100,000
                    ----------------------------------------------
                    Short Duration U.S. Government   Over $100,000
                    ----------------------------------------------
                    Small Company Index              Over $100,000
                    ----------------------------------------------
                    Strategic Allocation             $10,001-
                                                     $50,000
--------------------------------------------------------------------------------------
Jeffrey Laikind     Disciplined Equity               $10,001-        $50,001-$100,000
                                                     $50,000
                    ----------------------------------------------
                    Growth                           $50,001-
                                                     $100,000
                    ----------------------------------------------
Stephen R. Lewis,   Cash Management**                --               Over $100,000**
Jr.
                    ----------------------------------------------
                    Diversified Equity Income**      $10,001-
                                                     $50,000
                    ----------------------------------------------
                    Emerging Markets**               --
                    ----------------------------------------------
                    International Opportunity**      --
                    ----------------------------------------------
                    Mid Cap Growth                   $10,001-
                                                     $50,000
                    ----------------------------------------------
                    Portfolio Builder Total          --
                    Equity**
                    ----------------------------------------------
                    Strategic Allocation             $10,001-
                                                     $50,000
--------------------------------------------------------------------------------------
Catherine James     Disciplined Equity**             --               Over $100,000**
Paglia
                    ----------------------------------------------
                    Diversified Equity Income        $10,001-
                                                     $50,000
                    ----------------------------------------------
                    Growth                           $10,001-
                                                     $50,000
                    ----------------------------------------------
                    Small Cap Advantage**            --
                    ----------------------------------------------
                    Strategic Allocation             $50,001-
                                                     $100,000
--------------------------------------------------------------------------------------
Alison Taunton      Diversified Equity Income        $10,001-          Over $100,000
Rigby                                                $50,000
                    ----------------------------------------------
                    Emerging Markets                 $10,001-
                                                     $50,000
                    ----------------------------------------------
                    Equity Value                     $10,001-
                                                     $50,000
                    ----------------------------------------------
                    Global Equity                    $10,001-
                                                     $50,000
                    ----------------------------------------------
                    Growth                           $10,001-
                                                     $50,000
                    ----------------------------------------------
                    Income Builder Enhanced Income   Over $100,000
                    ----------------------------------------------
                    International Aggressive Growth  $10,001-
                                                     $50,000
                    ----------------------------------------------
                    International Select Value       $10,001-
                                                     $50,000
                    ----------------------------------------------
                    Mid Cap Value                    $10,001-
                                                     $50,000
                    ----------------------------------------------
                    Strategic Allocation             $10,001-
                                                     $50,000
--------------------------------------------------------------------------------------


Statement of Additional Information - Dec. 28, 2007                     Page 151

                                                                     AGGREGATE DOLLAR
                                                                         RANGE OF
                                                                     EQUITY SECURITIES
                                                      DOLLAR RANGE        OF ALL
                                                       OF EQUITY     RIVERSOURCE FUNDS
                                                     SECURITIES IN       OVERSEEN
   BOARD MEMBER*                  FUND                  THE FUND      BY BOARD MEMBER
--------------------------------------------------------------------------------------
William F. Truscott
Balanced            $50,001-$100,000                 Over $100,000
                    ----------------------------------------------
                    Cash Management                  Over $100,000
                    ----------------------------------------------
                    Disciplined Equity               $50,001-
                                                     $100,000
                    ----------------------------------------------
                    Disciplined International        $50,001-
                    Equity                           $100,000
                    ----------------------------------------------
                    Dividend Opportunity             Over $100,000
                    ----------------------------------------------
                    Emerging Markets                 $50,001-
                                                     $100,000
                    ----------------------------------------------
                    Floating Rate                    Over $100,000
                    ----------------------------------------------
                    Global Equity                    Over $100,000
                    ----------------------------------------------
                    Global Technology                $10,001-
                                                     $50,000
                    ----------------------------------------------
                    Growth                           $50,001-
                                                     $100,000
                    ----------------------------------------------
                    High Yield Bond                  $50,001-
                                                     $100,000
                    ----------------------------------------------
                    Income Builder Enhanced Income   Over $100,000
                    ----------------------------------------------
                    Income Opportunities             $10,001-
                                                     $50,000
                    ----------------------------------------------
                    Intermediate Tax-Exempt          $50,001-
                                                     $100,000
                    ----------------------------------------------
                    International Opportunity        Over $100,000
                    ----------------------------------------------
                    Large Cap Equity                 Over $100,000
                    ----------------------------------------------
                    Large Cap Value                  $50,001-
                                                     $100,000
                    ----------------------------------------------
                    Massachusetts Tax-Exempt         Over $100,000
                    ----------------------------------------------
                    Mid Cap Growth                   $50,001-
                                                     $100,000
                    ----------------------------------------------
                    Mid Cap Value                    $10,001-
                                                     $50,000
                    ----------------------------------------------
                    Portfolio Builder Moderate       Over $100,000
                    Aggressive
                    ----------------------------------------------
                    Real Estate                      $50,001-
                                                     $100,000
                    ----------------------------------------------
                    Retirement Plus 2035             $50,001-
                                                     $100,000
                    ----------------------------------------------
                    Small Cap Advantage              $10,001-
                                                     $50,000
                    ----------------------------------------------
                    Small Cap Equity                 Over $100,000
                    ----------------------------------------------
                    Small Cap Value                  $10,001-
                                                     $50,000
                    ----------------------------------------------
                    Strategic Allocation             Over $100,000
                    ----------------------------------------------
                    Tax-Exempt High Income           $50,001-
                                                     $100,000
--------------------------------------------------------------------------------------


    * Ms. Carlton was not a Board member as of Dec. 31, 2006 and therefore is not included in the table.
   **    Deferred compensation invested in share equivalents:

A. Flynn    Growth.............  $50,001-$100,000
            Strategic            $50,001-$100,000
            Allocation.........
B. Lewis    Cash Management....  $50,001-$100,000
            Diversified Equity      Over $100,000
            Income.............
            Emerging Markets...   $10,001-$50,000
            International         $10,001-$50,000
            Opportunity........
            Portfolio Builder     $10,001-$50,000
            Total Equity.......
C. Paglia   Disciplined          $50,001-$100,000
            Equity.............
            Small Cap            $50,001-$100,000
            Advantage..........


As of 30 days prior to the date of this SAI, the Board members and officers as a group owned less than 1% of the outstanding shares of any class of any fund.



Statement of Additional Information - Dec. 28, 2007                     Page 152

This table shows the dollar range of equity securities beneficially owned on June 30, 2007 of each fund.

      TABLE 29. BOARD MEMBER HOLDINGS -- INDIVIDUAL FUNDS AS OF QUARTER END

                                                                     AGGREGATE DOLLAR
                                                                         RANGE OF
                                                                     EQUITY SECURITIES
                                                      DOLLAR RANGE        OF ALL
                                                       OF EQUITY     RIVERSOURCE FUNDS
                                                     SECURITIES IN       OVERSEEN
   BOARD MEMBER*                  FUND                  THE FUND      BY BOARD MEMBER
--------------------------------------------------------------------------------------
Kathleen Blatz      Emerging Markets                 $10,001-          Over $100,000
                                                     $50,000
                    ----------------------------------------------
                    Equity Value                     $50,001-
                                                     $100,000
                    ----------------------------------------------
                    Global Equity                    $50,001-
                                                     $100,000
                    ----------------------------------------------
                    Real Estate                      $10,001-
                                                     $50,000
                    ----------------------------------------------
                    Strategic Allocation             Over $100,000
--------------------------------------------------------------------------------------
Arne H. Carlson     Cash Management                  Over $00,000      Over $100,000
                    ----------------------------------------------
                    Disciplined Equity               $10,001-
                                                     $50,000
                    ----------------------------------------------
                    Dividend Opportunity             $10,001-
                                                     $50,000
                    ----------------------------------------------
                    Global Technology                $10,001-
                                                     $50,000
                    ----------------------------------------------
                    International Equity             $10,001-
                                                     $50,000
                    ----------------------------------------------
                    International Select Value       $10,001-
                                                     $50,000
                    ----------------------------------------------
                    Strategic Allocation             $50,001-
                                                     $100,000
--------------------------------------------------------------------------------------
Patricia M. Flynn   Growth                           $50,001-         Over $100,000**
                                                     $100,000**
                    ----------------------------------------------
                    Portfolio Builder Aggressive     $10,001-
                                                     $50,000**
                    ----------------------------------------------
                    Strategic Allocation             Over
                                                     $100,000**
--------------------------------------------------------------------------------------
Anne P. Jones       Disciplined Equity               $50,001-          Over $100,000
                                                     $100,000
                    ----------------------------------------------
                    Diversified Bond                 $10,001-
                                                     $50,000
                    ----------------------------------------------
                    Diversified Equity Income        $50,001-
                                                     $100,000
                    ----------------------------------------------
                    Global Bond                      Over $100,000
                    ----------------------------------------------
                    Global Equity                    $50,001-
                                                     $100,000
                    ----------------------------------------------
                    Growth                           $50,001-
                                                     $100,000
                    ----------------------------------------------
                    High Yield Bond                  Over $100,000
                    ----------------------------------------------
                    Short Duration U.S. Government   Over $100,000
                    ----------------------------------------------
                    Small Company Index              $50,000-
                                                     $100,000
                    ----------------------------------------------
                    Strategic Allocation             $50,001-
                                                     $100,000
--------------------------------------------------------------------------------------
Jeffrey Laikind     Disciplined Equity               $10,001-          Over $100,000
                                                     $50,000
                    ----------------------------------------------
                    Growth                           $50,001-
                                                     $100,000
--------------------------------------------------------------------------------------
Stephen R. Lewis,   Cash Management                  $50,001-         Over $100,000**
Jr.                                                  $100,000**
                    ----------------------------------------------
                    Disciplined International        $50,001-
                    Equity                           $100,000**
                    ----------------------------------------------
                    Diversified Equity Income        Over
                                                     $100,000**
                    ----------------------------------------------
                    Emerging Markets                 $50,001-
                                                     $100,000**
                    ----------------------------------------------
                    Mid Cap Growth                   $10,001-
                                                     $50,000
                    ----------------------------------------------
                    Portfolio Builder Total Equity   $10,001-
                                                     $50,000**
                    ----------------------------------------------
                    Strategic Allocation             $10,001-
                                                     $50,000
--------------------------------------------------------------------------------------
Catherine James     Disciplined Equity               $50,001-         Over $100,000**
Paglia                                               $100,000**
                    ----------------------------------------------
                    Global Equity                    $50,001-
                                                     $100,000**
                    ----------------------------------------------
                    Growth                           $10,001-
                                                     $50,000
                    ----------------------------------------------
                    Small Cap Advantage              $50,001-
                                                     $100,000**
                    ----------------------------------------------
                    Strategic Allocation             $50,001-
                                                     $100,000
--------------------------------------------------------------------------------------


Statement of Additional Information - Dec. 28, 2007                     Page 153

                                                                     AGGREGATE DOLLAR
                                                                         RANGE OF
                                                                     EQUITY SECURITIES
                                                      DOLLAR RANGE        OF ALL
                                                       OF EQUITY     RIVERSOURCE FUNDS
                                                     SECURITIES IN       OVERSEEN
   BOARD MEMBER*                  FUND                  THE FUND      BY BOARD MEMBER
--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------
Alison Taunton-     Cash Management                  $10,001-          Over $100,000
Rigby                                                $50,000
                    ----------------------------------------------
                    Diversified Equity Income        $50,001-
                                                     $100,000
                    ----------------------------------------------
                    Emerging Markets                 $50,001-
                                                     $100,000
                    ----------------------------------------------
                    Growth                           Over $100,000
                    ----------------------------------------------
                    Income Builder Enhanced Income   Over $100,000
                    ----------------------------------------------
                    International Aggressive Growth  Over $100,000
                    ----------------------------------------------
                    International Select Value       Over $100,000
                    ----------------------------------------------
                    Mid Cap Value                    $50,001-
                                                     $100,000
                    ----------------------------------------------
                    Small Cap Value                  $50,001-
                                                     $100,000
                    ----------------------------------------------
                    Strategic Allocation             Over $100,000
--------------------------------------------------------------------------------------
William F.          Balanced                         Over $100,000     Over $100,000
  Truscott
                    ----------------------------------------------
                    Cash Management                  Over $100,000
                    ----------------------------------------------
                    Disciplined Equity               Over $100,000
                    ----------------------------------------------
                    Disciplined International        Over $100,000
                    Equity
                    ----------------------------------------------
                    Disciplined Small & Mid Cap      $10,001-
                                                     $50,000
                    ----------------------------------------------
                    Disciplined Small Cap Value      Over $100,000
                    ----------------------------------------------
                    Diversified Bond                 $10,001-
                                                     $50,000
                    ----------------------------------------------
                    Emerging Markets                 Over $100,000
                    ----------------------------------------------
                    Floating Rate                    Over $100,000
                    ----------------------------------------------
                    Global Equity                    Over $100,000
                    ----------------------------------------------
                    Global Technology                $50,001-
                                                     $100,000
                    ----------------------------------------------
                    Growth                           Over $100,000
                    ----------------------------------------------
                    High Yield Bond                  $50,001-
                                                     $100,000
                    ----------------------------------------------
                    Income Builder Enhanced Income   Over $100,000
                    ----------------------------------------------
                    Income Opportunities             $10,001-
                                                     $50,000
                    ----------------------------------------------
                    Intermediate Tax-Exempt          $50,001-
                                                     $100,000
                    ----------------------------------------------
                    International Equity             $10,001-
                                                     $50,000
                    ----------------------------------------------
                    International Opportunity        Over $100,000
                    ----------------------------------------------
                    International Select Value       $10,001-
                                                     $50,000
                    ----------------------------------------------
                    International Small Cap          Over $100,000
                    ----------------------------------------------
                    Large Cap Equity                 Over $100,000
                    ----------------------------------------------
                    Large Cap Value                  $50,001-
                                                     $100,000
                    ----------------------------------------------
                    Massachusetts Tax-Exempt         Over $100,000
                    ----------------------------------------------
                    Mid Cap Growth                   $50,001-
                                                     $100,000
                    ----------------------------------------------
                    Mid Cap Value                    $10,001-
                                                     $50,000
                    ----------------------------------------------
                    Portfolio Builder                Over $100,000
                    Moderate Aggressive
                    ----------------------------------------------
                    Real Estate                      $50,001-
                                                     $100,000
                    ----------------------------------------------
                    Retirement Plus 2035             Over $100,000
                    ----------------------------------------------
                    Small Cap Advantage              $10,001-
                                                     $50,000
                    ----------------------------------------------
                    Small Cap Equity                 Over $100,000
                    ----------------------------------------------
                    Small Cap Value                  $10,001-
                                                     $50,000
                    ----------------------------------------------
                    Strategic Allocation             Over $100,000
                    ----------------------------------------------
                    Tax-Exempt High Income           $50,001-
                                                     $100,000
--------------------------------------------------------------------------------------





Statement of Additional Information - Dec. 28, 2007                     Page 154

    *    Pamela Carlton was not a member of the Board as of June 30, 2007.
   **    Deferred compensation invested in share equivalents:

A. Flynn    Growth.............  $50,001-$100,000
            Portfolio Builder     $10,001-$50,000
            Aggressive.........
            Strategic               Over $100,000
            Allocation.........
B. Lewis    Cash Management....  $50,001-$100,000
            Disciplined Int'l    $50,001-$100,000
            Equity.............
            Diversified Equity      Over $100,000
            Income.............
            Emerging Markets...  $50,001-$100,000
            Portfolio Builder     $10,001-$50,000
            Total Equity.......
C. Paglia   Disciplined          $50,001-$100,000
            Equity.............
            Small Cap            $50,001-$100,000
            Advantage..........
            Global Equity......  $50,001-$100,000


COMPENSATION OF BOARD MEMBERS

TOTAL COMPENSATION. The following table shows the total compensation paid to independent Board members from all the RiverSource funds in the last fiscal period.

                 TABLE 30. BOARD MEMBER COMPENSATION - ALL FUNDS

                                                                         TOTAL CASH COMPENSATION FROM
                                         PENSION OR RETIREMENT                   RIVERSOURCE
         BOARD MEMBER(A)             BENEFITS PAID TO BOARD MEMBER        FUNDS PAID TO BOARD MEMBER
-------------------------------------------------------------------------------------------------------
Kathleen Blatz                                    N/A                              $148,967
-------------------------------------------------------------------------------------------------------
Arne H. Carlson(b)                             $5,500(b)                            173,833
-------------------------------------------------------------------------------------------------------
Pamela Carlton                                    N/A                                46,667
-------------------------------------------------------------------------------------------------------
Patricia M. Flynn                                 N/A                               146,467(c)
-------------------------------------------------------------------------------------------------------
Anne P. Jones                                     N/A                               149,367
-------------------------------------------------------------------------------------------------------
Jeffrey Laikind                                   N/A                               149,367
-------------------------------------------------------------------------------------------------------
Stephen R. Lewis, Jr.                             N/A                               353,533(c)
-------------------------------------------------------------------------------------------------------
Catherine James Paglia                            N/A                               146,467(c)
-------------------------------------------------------------------------------------------------------
Vikki L. Pryor(d)                                 N/A                                41,467
-------------------------------------------------------------------------------------------------------
Alison Taunton-Rigby                              N/A                               138,967
-------------------------------------------------------------------------------------------------------






 (a) Board member compensation is a combination of a base fee and meeting fees, with the exception of the Chair of the Boards, who receives a base annual compensation. Payment of compensation is facilitated by a company providing limited administrative services to the funds and to the Boards.


 (b) Mr. Carlson served as Chair of the Boards through Dec. 31, 2006. The amount for Mr. Carlson includes base annual compensation for serving as Chair of the Boards through Dec. 31, 2006. Additionally, during the time he served as Chair of the Boards, from March 1, 1999 to Dec. 31, 2006, Mr. Carlson was provided health and certain other benefits, including participation in a Qualified Retirement Plan (QRP) and a Supplemental Retirement Plan (SRP). Under the QRP, subject to limits imposed by applicable law (the Dollar Limits), Mr. Carlson earned annually 15% of the non-deferred portion of his base annual compensation. The QRP payments were fully funded by the funds in the year that they were earned by Mr. Carlson. The above table reflects $5,500 paid pursuant to the QRP during the fiscal period. To the extent the 15% amount exceeded the Dollar Limits in any year, the excess was recorded for the benefit of Mr. Carlson under the SRP. These SRP amounts were accrued as liabilities of the funds. Table 31 shows the amount of the SRP accrual in each year for the benefit of Mr. Carlson. Total base annual compensation from the RiverSource funds paid to Mr. Carlson for the most recent fiscal period (not including retirement benefits) was $168,333.



 (c) Ms. Flynn, Mr. Lewis and Ms. Paglia elected to defer a portion of the total cash compensation payable during the period in the amount of $61,067, $104,425 and $146,467, respectively. Amount deferred by fund is set forth in Table 32. Additional information regarding the deferred compensation plan is described below.


 (d) Ms. Pryor ceased service as a member of the Boards, effective Jan. 11, 2007. (She had commenced serving on the Boards on Feb. 15, 2006.)





Statement of Additional Information - Dec. 28, 2007                     Page 155

      TABLE 31. SUPPLEMENTAL BOARD MEMBER RETIREMENT BENEFITS -- ALL FUNDS

                                              1999      2000   2001    2002     2003        2004        2005        2006
---------------------------------------------------------------------------------------------------------------------------
Arne H. Carlson*                              $13,200    --   $3,750    --       $4,950     $18,000     $17,250     $15,750
---------------------------------------------------------------------------------------------------------------------------



    * Retirement benefit amounts in excess of the Dollar Limits were accrued annually for the benefit of Mr. Carlson in a SRP. This table shows the amount of such accruals. Because of his retirement as Chair, the SRP amounts are now payable to Mr. Carlson. In this regard, it is expected that the total accrued retirement benefits under the SRP, equal to approximately $82,000 (which includes earnings and interest on the contributed amounts set forth in the table), will be paid to Mr. Carlson in January 2008. SRP payments are funded by the funds. As of January 2007, neither the Chair nor any Board member earns retirement benefits.

The independent Board members determine the amount of compensation that they receive, including the amount paid to the Chair of the Board. In determining compensation for the independent Board members, the independent Board members take into account a variety of factors including, among other things, their collective significant work experience (e.g., in business and finance, government or academia). The independent Board members also recognize that these individuals' advice and counsel are in demand by other organizations, that these individuals may reject other opportunities because the time demands of their duties as independent Board members, and that they undertake significant legal responsibilities. The independent Board members also consider the compensation paid to independent board members of other mutual fund complexes of comparable size. In determining the compensation paid to the Chair, the independent Board members take into account, among other things, the Chair's significant additional responsibilities (e.g., setting the agenda for Board meetings, communicating or meeting regularly with the Funds' Chief Compliance Officer, Counsel to the independent Board members, and the Funds' service providers) which result in a significantly greater time commitment required of the Board Chair. The Chair's compensation, therefore, has generally been set at a level between 2.5 and 3 times the level of compensation paid to other independent Board members.

Effective Jan. 1, 2007, independent Board members will be paid an annual retainer of $80,000. Committee and sub-committee Chairs will each receive an additional annual retainer of $5,000. In addition, independent Board members will be paid the following fees for attending Board and committee meetings:
$5,000 per day of in-person Board meetings and $2,500 per day of in-person committee or sub-committee meetings (if such meetings are not held on the same day as a Board meeting). Independent Board members are not paid for special telephonic meetings. In 2007, the Board's Chair will receive total annual cash compensation of $385,000, approximately 2.7 times the anticipated average annual compensation expected to be earned by an independent Board member in 2007.

The independent Board members may elect to defer payment of up to 100% of the compensation they receive in accordance with a Deferred Compensation Plan (the Deferred Plan). Under the Deferred Plan, a Board member may elect to have his or her deferred compensation treated as if they had been invested in shares of one or more RiverSource funds and the amount paid to the Board member under the Deferred Plan will be determined based on the performance of such investments. Distributions may be taken in a lump sum or over a period of years. The Deferred Plan will remain unfunded for federal income tax purposes under the Internal Revenue Code of 1986, as amended. It is anticipated that deferral of Board member compensation in accordance with the Deferred Plan will have, at most, a negligible impact on Fund assets and liabilities.

COMPENSATION FROM EACH FUND. The following table shows the compensation paid to independent Board members from each fund during its last fiscal period.

             TABLE 32. BOARD MEMBER COMPENSATION -- INDIVIDUAL FUNDS

                                                 AGGREGATE COMPENSATION FROM FUND
                      -------------------------------------------------------------------------------------
                                                                                                   TAUNTON-
FUND                   BLATZ  CARLSON*  CARLTON   FLYNN   JONES  LAIKIND   LEWIS  PAGLIA  PRYOR**    RIGBY
-----------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING JANUARY 31
-----------------------------------------------------------------------------------------------------------
Portfolio Builder        ***       ***      ***     ***     ***      ***     ***     ***      ***       ***
Aggressive
-----------------------------------------------------------------------------------------------------------
Portfolio Builder        ***       ***      ***     ***     ***      ***     ***     ***      ***       ***
Conservative
-----------------------------------------------------------------------------------------------------------
Portfolio Builder        ***       ***      ***     ***     ***      ***     ***     ***      ***       ***
Moderate
-----------------------------------------------------------------------------------------------------------
Portfolio Builder        ***       ***      ***     ***     ***      ***     ***     ***      ***       ***
Moderate Aggressive
-----------------------------------------------------------------------------------------------------------



Statement of Additional Information - Dec. 28, 2007                     Page 156

                                                 AGGREGATE COMPENSATION FROM FUND
                      -------------------------------------------------------------------------------------
                                                                                                   TAUNTON-
FUND                   BLATZ  CARLSON*  CARLTON   FLYNN   JONES  LAIKIND   LEWIS  PAGLIA  PRYOR**    RIGBY
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
Portfolio Builder        ***       ***      ***     ***     ***      ***     ***     ***      ***       ***
Moderate
Conservative
-----------------------------------------------------------------------------------------------------------
Portfolio Builder        ***       ***      ***     ***     ***      ***     ***     ***      ***       ***
Total Equity
-----------------------------------------------------------------------------------------------------------
S&P 500                  415     1,159      N/A     420     474      458     527     436      391       412
Index -- total
Amount deferred            0         0              204       0        0     137     436        0         0
-----------------------------------------------------------------------------------------------------------
Small Company
Index -- total         1,880     5,223      N/A   1,894   2,156    2,078   2,374   1,972    1,777     1,861
Amount deferred            0         0              922       0        0     615   1,972        0         0
-----------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING MARCH 31
-----------------------------------------------------------------------------------------------------------
Equity                 1,982     4,553      N/A   1,960   2,252    2,176   3,202   2,036    1,741     1,921
Value -- total
Amount deferred            0         0              926       0        0     874   2,036        0         0
-----------------------------------------------------------------------------------------------------------
Precious Metals and      188       432      N/A     186     215      207     304     195      166       183
Mining -- total
Amount deferred            0         0               88       0        0      83     195        0         0
-----------------------------------------------------------------------------------------------------------
Small Cap
Advantage -- total     1,216     2,903      N/A   1,198   1,397    1,345   1,849   1,249    1,100     1,178
Amount deferred            0         0              573       0        0     498   1,249        0         0
-----------------------------------------------------------------------------------------------------------
Small Cap                371       865      N/A     366     423      408     586     381      329       359
Growth -- total
Amount deferred            0         0              174       0        0     159     381        0         0
-----------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING APRIL 30
-----------------------------------------------------------------------------------------------------------
Retirement Plus 2010     ***       ***      ***     ***     ***      ***     ***     ***      ***       ***
-----------------------------------------------------------------------------------------------------------
Retirement Plus 2015     ***       ***      ***     ***     ***      ***     ***     ***      ***       ***
-----------------------------------------------------------------------------------------------------------
Retirement Plus 2020     ***       ***      ***     ***     ***      ***     ***     ***      ***       ***
-----------------------------------------------------------------------------------------------------------
Retirement Plus 2025     ***       ***      ***     ***     ***      ***     ***     ***      ***       ***
-----------------------------------------------------------------------------------------------------------
Retirement Plus 2030     ***       ***      ***     ***     ***      ***     ***     ***      ***       ***
-----------------------------------------------------------------------------------------------------------
Retirement Plus 2035     ***       ***      ***     ***     ***      ***     ***     ***      ***       ***
-----------------------------------------------------------------------------------------------------------
Retirement Plus 2040     ***       ***      ***     ***     ***      ***     ***     ***      ***       ***
-----------------------------------------------------------------------------------------------------------
Retirement Plus 2045     ***       ***      ***     ***     ***      ***     ***     ***      ***       ***
-----------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING MAY 31
-----------------------------------------------------------------------------------------------------------
Aggressive             1,025     2,018      N/A     997   1,120    1,078   1,805   1,039      725       963
Growth -- total
Amount deferred            0         0              457       0        0     506   1,039        0         0
-----------------------------------------------------------------------------------------------------------
Fundamental
Growth -- total          360       642      N/A     352     383      372     696     363      232       337
Amount deferred            0         0              158       0        0     199     363        0         0
-----------------------------------------------------------------------------------------------------------
Fundamental            1,991     3,846      N/A   1,933   2,165    2,092   3,558   2,007    1,381     1,863
Value -- total
Amount deferred            0         0              882       0        0   1,001   2,007        0         0
-----------------------------------------------------------------------------------------------------------
High Yield             3,467     6,785      N/A   3,366   3,784    3,654   6,136   3,496    2,443     3,247
Bond -- total
Amount deferred            0         0            1,540       0        0   1,723   3,496        0         0
-----------------------------------------------------------------------------------------------------------
Income Builder Basic     ***       ***      ***     ***     ***      ***     ***     ***      ***       ***
Income
-----------------------------------------------------------------------------------------------------------
Income Builder           ***       ***      ***     ***     ***      ***     ***     ***      ***       ***
Enhanced Income
-----------------------------------------------------------------------------------------------------------
Income Builder           ***       ***      ***     ***     ***      ***     ***     ***      ***       ***
Moderate Income
-----------------------------------------------------------------------------------------------------------
Select                 1,074     2,123      N/A   1,042   1,176    1,134   1,883   1,084      762     1,007
Value -- total
Amount deferred            0         0              478       0        0     528   1,084        0         0
-----------------------------------------------------------------------------------------------------------
Short Duration U.S.
Government -- total    1,703     3,495      N/A   1,651   1,884    1,813   2,881   1,722    1,268     1,600
Amount deferred            0         0              764       0        0     801   1,722        0         0
-----------------------------------------------------------------------------------------------------------
Small Cap                616     1,236      N/A     598     678      652   1,064     624      448       579
Equity -- total
Amount deferred            0         0              276       0        0     297     624        0         0
-----------------------------------------------------------------------------------------------------------



Statement of Additional Information - Dec. 28, 2007                     Page 157

                                                 AGGREGATE COMPENSATION FROM FUND
                      -------------------------------------------------------------------------------------
                                                                                                   TAUNTON-
FUND                   BLATZ  CARLSON*  CARLTON   FLYNN   JONES  LAIKIND   LEWIS  PAGLIA  PRYOR**    RIGBY
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
Small Cap              1,740     3,416      N/A   1,690   1,901    1,833   3,072   1,758    1,229     1,632
Value -- total
Amount deferred            0         0              774       0        0     862   1,758        0         0
-----------------------------------------------------------------------------------------------------------
U.S. Government
Mortgage -- total        483       866      N/A     470     515      500     937     485      292       451
Amount deferred            0         0              211       0        0     267     485        0         0
-----------------------------------------------------------------------------------------------------------
Value -- total           709     1,412      N/A     689     778      750   1,236     717      512       666
Amount deferred            0         0              316       0        0     346     717        0         0
-----------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING JUNE 30
-----------------------------------------------------------------------------------------------------------
Dividend
Opportunity -- total   2,682     4,351      N/A   2,552   2,855    2,775   5,583   2,632    1,496     2,447
Amount deferred            0         0            1,130       0        0   1,606   2,632        0         0
-----------------------------------------------------------------------------------------------------------
Real Estate -- total     401       641      N/A     384     425      414     849     395      218       367
Amount deferred            0         0              169       0        0     245     395        0         0
-----------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING JULY 31
-----------------------------------------------------------------------------------------------------------
Cash                   7,831    11,960      969   7,491   7,827    7,827  15,148   7,491    3,536     7,077
Management -- total
Amount deferred            0         0        0   3,240       0        0   4,402   7,491        0         0
-----------------------------------------------------------------------------------------------------------
Core Bond -- total       429       664       61     410     429      429     805     410      193       388
Amount deferred            0         0        0     178       0        0     233     410        0         0
-----------------------------------------------------------------------------------------------------------
Disciplined            4,147     6,259      552   3,964   4,124    4,124   8,033   3,964    1,802     3,743
Equity -- total
Amount deferred            0         0        0   1,711       0        0   2,337   3,964        0         0
-----------------------------------------------------------------------------------------------------------
Disciplined Small
and Mid Cap
Equity -- total           75        67       23      72      70       70     170      72        6        67
Amount deferred            0         0        0      29       0        0      51      72        0         0
-----------------------------------------------------------------------------------------------------------
Disciplined Small
Cap Value -- total        36        32        8      34      33       33      84      34        4        32
Amount deferred            0         0        0      14       0        0      25      34        0         0
-----------------------------------------------------------------------------------------------------------
Floating                 873     1,059      136     835     845      845   1,895     835      255       780
Rate -- total
Amount deferred            0         0        0     348       0        0     560     835        0         0
-----------------------------------------------------------------------------------------------------------
Growth -- total        6,225    10,084      633   5,955   6,267    6,267  11,761   5,955    3,117     5,648
Amount deferred            0         0        0   2,604       0        0   3,400   5,955        0         0
-----------------------------------------------------------------------------------------------------------
Income
Opportunities -- to-
tal                      626     1,026       61     599     632      632   1,183     599      318       569
Amount deferred            0         0        0     262       0        0     342     599        0         0
-----------------------------------------------------------------------------------------------------------
Inflation Protected
Securities -- total      553       862       77     531     553      553   1,038     531      254       502
Amount deferred            0         0        0     230       0        0     301     531        0         0
-----------------------------------------------------------------------------------------------------------
Large Cap             13,514    23,263    1,243  12,902  13,751   13,751  24,507  12,902    7,411    12,290
Equity -- total
Amount deferred            0         0        0   5,710       0        0   7,035  12,902        0         0
-----------------------------------------------------------------------------------------------------------
Large Cap                187       307       19     179     188      188     350     179       95       170
Value -- total
Amount deferred            0         0        0      78       0        0     101     179        0         0
-----------------------------------------------------------------------------------------------------------
Limited Duration
Bond -- total            287       480       30     275     289      289     528     275      148       261
Amount deferred            0         0        0     121       0        0     152     275        0         0
-----------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING AUGUST 31
-----------------------------------------------------------------------------------------------------------
California Tax-
Exempt -- total          325       473       47     311     329      329     655     311      154       295
Amount deferred            0         0        0     135       0        0     190     311        0         0
-----------------------------------------------------------------------------------------------------------
Diversified
Bond -- total          5,229     7,563      793   5,000   5,279    5,279  10,572   5,000    2,424     4,748
Amount deferred            0         0        0   2,171       0        0   3,071   5,000        0         0
-----------------------------------------------------------------------------------------------------------
Massachusetts Tax-
Exempt -- total          101       151       13      97     103      103     199      97       51        92
Amount deferred            0         0        0      42       0        0      58      97        0         0
-----------------------------------------------------------------------------------------------------------



Statement of Additional Information - Dec. 28, 2007                     Page 158

                                                 AGGREGATE COMPENSATION FROM FUND
                      -------------------------------------------------------------------------------------
                                                                                                   TAUNTON-
FUND                   BLATZ  CARLSON*  CARLTON   FLYNN   JONES  LAIKIND   LEWIS  PAGLIA  PRYOR**    RIGBY
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
Michigan Tax-
Exempt -- total           87       131       11      83      89       88     170      83       44        79
Amount deferred            0         0        0      36       0        0      49      83        0         0
-----------------------------------------------------------------------------------------------------------
Minnesota Tax-
Exempt -- total          620       903       87     593     626      626   1,247     593      294       563
Amount deferred            0         0        0     258       0        0     362     593        0         0
-----------------------------------------------------------------------------------------------------------
New York Tax-
Exempt -- total          128       189       18     122     130      130     255     122       61       116
Amount deferred            0         0        0      53       0        0      74     122        0         0
-----------------------------------------------------------------------------------------------------------
Ohio Tax-
Exempt -- total           88       132       12      84      89       89     173      84       44        80
Amount deferred            0         0        0      37       0        0      50      84        0         0
-----------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING SEPTEMBER 30
-----------------------------------------------------------------------------------------------------------
Balanced -- total      2,015     2,758      484   1,923   2,039    2,039   4,261   1,923      747     1,825
Amount deferred            0         0        0     815       0        0   1,249   1,923        0         0
-----------------------------------------------------------------------------------------------------------
Disciplined Large
Cap Growth -- total       44        42       35      44      42       42      94      44        0        42
Amount deferred            0         0        0      18       0        0      28      44        0         0
-----------------------------------------------------------------------------------------------------------
Diversified Equity
Income -- total       13,740    17,680    3,684  13,164  13,732   13,732  29,971  13,164    4,412    12,473
Amount deferred            0         0        0   5,519       0        0   8,830  13,164        0         0
-----------------------------------------------------------------------------------------------------------
Mid Cap                3,987     4,948    1,144   3,827   3,958    3,958   8,837   3,827    1,151     3,623
Value -- total
Amount deferred            0         0        0   1,595       0        0   2,610   3,827        0         0
-----------------------------------------------------------------------------------------------------------
Strategic              3,251     3,980      976   3,122   3,219    3,219   7,227   3,123      895     2,956
Allocation -- total
Amount deferred            0         0        0   1,299       0        0   2,137   3,123        0         0
-----------------------------------------------------------------------------------------------------------
Strategic Income
Allocation -- total       68        63       48      65      65       65     163      65        0        63
Amount deferred            0         0        0      26       0        0      49      65        0         0
-----------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING OCTOBER 31
-----------------------------------------------------------------------------------------------------------
Absolute Return
Currency and
Income -- total          164       170       63     161     159      159     411     161       29       153
Amount deferred            0         0        0      66       0        0     122     161        0         0
-----------------------------------------------------------------------------------------------------------
Disciplined
International
Equity -- total          470       451      269     457     453      453   1,223     457       28       437
Amount deferred            0         0        0     184       0        0     366     457        0         0
-----------------------------------------------------------------------------------------------------------
Emerging               1,124     1,282      377   1,105   1,120    1,120   2,700   1,105      292     1,049
Markets -- total
Amount deferred            0         0        0     459       0        0     799   1,105        0         0
-----------------------------------------------------------------------------------------------------------
Emerging Markets         176       186       88     173     173      173     441     173       26       165
Bond -- total
Amount deferred            0         0        0      71       0        0     131     173        0         0
-----------------------------------------------------------------------------------------------------------
European                 232       265       74     228     231      231     556     228       60       216
Equity -- total
Amount deferred            0         0        0      95       0        0     164     228        0         0
-----------------------------------------------------------------------------------------------------------
Global Bond -- total     874     1,047      260     861     883      883   2,055     861      263       817
Amount deferred            0         0        0     361       0        0     606     861        0         0
-----------------------------------------------------------------------------------------------------------
Global                 1,377     1,598      432   1,354   1,378    1,378   3,273   1,354      380     1,284
Equity -- total
Amount deferred            0         0        0     564       0        0     967   1,354        0         0
-----------------------------------------------------------------------------------------------------------
Global                   297       344       93     292     297      297     709     292       83       277
Technology -- total
Amount deferred            0         0        0     122       0        0     209     292        0         0
-----------------------------------------------------------------------------------------------------------
International
Aggressive
Growth -- total        1,092     1,212      378   1,069   1,081    1,081   2,636   1,069      250     1,013
Amount deferred            0         0        0     442       0        0     781   1,069        0
-----------------------------------------------------------------------------------------------------------



Statement of Additional Information - Dec. 28, 2007                     Page 159

                                                 AGGREGATE COMPENSATION FROM FUND
                      -------------------------------------------------------------------------------------
                                                                                                   TAUNTON-
FUND                   BLATZ  CARLSON*  CARLTON   FLYNN   JONES  LAIKIND   LEWIS  PAGLIA  PRYOR**    RIGBY
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
International            362       418      110     356     362      362     864     356      100       337
Equity -- total
Amount deferred            0         0        0     148       0        0     256     356        0         0
-----------------------------------------------------------------------------------------------------------
International          1,203     1,390      370   1,183   1,202    1,202   2,868   1,183      330     1,122
Opportunity -- total
Amount deferred            0         0        0     492       0        0     848   1,183        0         0
-----------------------------------------------------------------------------------------------------------
International Select   4,207     4,742    1,382   4,129   4,178    4,178  10,111   4,129    1,045     3,912
Value -- total
Amount deferred            0         0        0   1,711       0        0   2,994   4,129        0         0
-----------------------------------------------------------------------------------------------------------
International Small      207       238       68     203     207      207     492     203       54       193
Cap -- total
Amount deferred            0         0        0      84       0        0     146     203        0         0
-----------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING NOVEMBER 30
-----------------------------------------------------------------------------------------------------------
Intermediate Tax-
Exempt -- total          942       489      N/A   1,000   1,266    1,200   1,266   1,066      775     1,000
Amount deferred            0         0              500       0        0     316   1,007        0         0
-----------------------------------------------------------------------------------------------------------
Mid Cap                2,033     7,936      N/A   2,200   2,466    2,400   2,466   2,266    1,650     2,200
Growth -- total
Amount deferred            0         0            1,100       0        0     616   2,099        0         0
-----------------------------------------------------------------------------------------------------------
Tax-Exempt             1,375     3,535      N/A   1,467   1,732    1,667   1,732   1,532    1,142     1,467
Bond -- total
Amount deferred            0         0              733       0        0     433   1,441        0         0
-----------------------------------------------------------------------------------------------------------
Tax-Exempt High
Income -- total        3,058    14,836      N/A   3,192   3,457    3,392   3,458   3,257    2,475     3,192
Amount deferred            0         0            1,596       0        0     864   3,124        0         0
-----------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING DECEMBER 31
-----------------------------------------------------------------------------------------------------------
Tax-Exempt Money
Market -- total        1,000       519      N/A   1,000   1,316    1,250   1,316   1,066      833     1,000
Amount deferred            0         0              500       0        0     329   1,066        0         0
-----------------------------------------------------------------------------------------------------------




* Mr. Carlson served as Chair of the Boards through Dec. 31, 2006. For Mr. Carlson, aggregate compensation for fiscal periods through Dec. 31, 2006 was based initially on the total annual cash compensation, including payments under the Qualified Retirement Plan, but for purposes of this Table 32 was (1) estimated for each fund based on the relative net assets of all funds for fiscal periods ending on or before Dec. 31, 2006, and was (2) limited for each fund to compensation paid by the fund subsequent to Jan. 1, 2006, accrued through the fund's fiscal period end.


** Ms. Pryor ceased service as a member of the Boards, effective Jan. 11, 2007.


*** Funds-of-Funds do not pay additional compensation to the Board members for attending meetings. Compensation is paid directly from the underlying funds in which each Fund-of-Funds invests.



CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

The following table identifies those investors who, as of 30 days after the end of the fund's fiscal period, owned 5% or more of any class of a fund's shares and those investors who owned 25% or more of a fund's shares (all share classes taken together). Investors who own more than 25% of a fund's shares are presumed to control the fund and would be able to determine the outcome of most issues that are submitted to shareholders for vote. The table is organized by fiscal year end. You can find your fund's fiscal year end in Table 1.



Statement of Additional Information - Dec. 28, 2007                     Page 160

          TABLE 33. CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

As of 30 days after the end of the fund's fiscal period:

                                                                                 PERCENT
                                                               FUND SHARES       OF FUND
                                                          --------------------     (if
                                                            SHARE     PERCENT-   greater
 FUND                 SHAREHOLDER NAME, CITY AND STATE     CLASS(A)     AGE     than 25%)
-----------------------------------------------------------------------------------------

FUNDS WITH FISCAL PERIOD ENDING JANUARY 31
-----------------------------------------------------------------------------------------
Portfolio Builder   RiverSource Investments, LLC          Class R4     15.94%          --
Aggressive          (RiverSource Investments),
                    Minneapolis, MN
                   ----------------------------------------------------------------------
                    Charles Schwab & Co., Inc.            Class R4     84.06%          --
                    (Charles Schwab), a brokerage
                    firm in San Francisco, CA
-----------------------------------------------------------------------------------------
Portfolio Builder   RiverSource Investments               Class R4     43.56%          --
                   ----------------------------------------------------------------------
Conservative
                    Charles Schwab                        Class R4     56.44%          --
-----------------------------------------------------------------------------------------
Portfolio Builder   RiverSource Investments               Class R4     16.17%          --
                   ----------------------------------------------------------------------
Moderate
                    Charles Schwab                        Class R4     83.83%          --
-----------------------------------------------------------------------------------------
Portfolio Builder   Charles Schwab                        Class R4     98.26%          --
Moderate
Aggressive
-----------------------------------------------------------------------------------------
Portfolio Builder   RiverSource Investments               Class R4     38.24%          --
                   ----------------------------------------------------------------------
Moderate
Conservative
                    Charles Schwab                        Class R4     61.76%          --
-----------------------------------------------------------------------------------------
Portfolio Builder   RiverSource Investments               Class R4      6.45%          --
                   ----------------------------------------------------------------------
Total Equity
                    Charles Schwab                        Class R4     93.55%          --
-----------------------------------------------------------------------------------------
S&P 500 Index       Ameriprise Trust Company,             Class E      83.30%          --
                    Minneapolis, MN
                   ----------------------------------------------------------------------
                    Charles Schwab                        Class D     100.00%          --
                                                          Class E      16.48%
-----------------------------------------------------------------------------------------
Small Company       Ameriprise Trust Company              Class R4     84.96%          --
Index
                   ----------------------------------------------------------------------
                    Charles Schwab                        Class A       9.37%          --
                   ----------------------------------------------------------------------
                    GWFS Equities Inc. (GWFS Equities),   Class R4     10.44%          --
                    Greenwood Village, CO
-----------------------------------------------------------------------------------------
FUNDS WITH FISCAL PERIOD ENDING MARCH 31
-----------------------------------------------------------------------------------------
Equity Value        RiverSource Investments               Class I     100.00%          --
                                                          Class R2    100.00%
                                                          Class R3    100.00%
                                                          Class R5    100.00%
                                                          Class W     100.00%
                   ----------------------------------------------------------------------
                    Charles Schwab                        Class A       7.79%          --
                   ----------------------------------------------------------------------
                    John C. Mullarkey, Willowbrook, IL    Class C       6.84%          --
                   ----------------------------------------------------------------------
                    Wachovia Bank NA (Wachovia Bank),     Class R4     98.72%          --
                    Charlotte, NC
-----------------------------------------------------------------------------------------
Precious Metals     RiverSource Investments               Class I     100.00%          --
and Mining
                   ----------------------------------------------------------------------
                    Charles Schwab                        Class A      14.66%          --
                                                          Class R4     97.96%          --
                   ----------------------------------------------------------------------
                    John E. Bridgman, Minneapolis, MN     Class C       7.77%          --
                   ----------------------------------------------------------------------
                    Richard L. Venable and Susan Angela   Class C       9.25%          --
                    Venable, Argyle, TX
-----------------------------------------------------------------------------------------
Small Cap           RiverSource Investments               Class I     100.00%          --
Advantage
                                                          Class R2    100.00%
                                                          Class R3    100.00%
                                                          Class R5    100.00%
                   ----------------------------------------------------------------------
                    Charles Schwab                        Class A      13.39%          --
                                                          Class R4     99.11%
-----------------------------------------------------------------------------------------



Statement of Additional Information - Dec. 28, 2007                     Page 161

                                                                                 PERCENT
                                                               FUND SHARES       OF FUND
                                                          --------------------     (if
                                                            SHARE    PERCENTA-   greater
 FUND                 SHAREHOLDER NAME, CITY AND STATE     CLASS(A)      GE     than 25%)
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
Small Cap Growth    RiverSource Investments               Class R2    100.00%          --
                                                          Class R3    100.00%
                                                          Class R5    100.00%
                   ----------------------------------------------------------------------
                    Charles Schwab                        Class A      13.12%          --
                                                          Class R4     35.72%
                   ----------------------------------------------------------------------
                    Portfolio Builder Aggressive Fund     Class I      19.55%          --
                   ----------------------------------------------------------------------
                    Portfolio Builder Conservative Fund   Class I       5.20%          --
                   ----------------------------------------------------------------------
                    Portfolio Builder Moderate            Class I      32.22%          --
                    Aggressive Fund
                   ----------------------------------------------------------------------
                    Portfolio Builder Moderate Fund       Class I      20.25%          --
                   ----------------------------------------------------------------------
                    Portfolio Builder Total Equity Fund   Class I      21.36%          --
                   ----------------------------------------------------------------------
                    Wachovia Bank                         Class R4     63.59%          --
-----------------------------------------------------------------------------------------
FUNDS WITH FISCAL PERIOD ENDING APRIL 30
-----------------------------------------------------------------------------------------
Retirement Plus     RiverSource Investments               Class R2    100.00%          --
2010
                                                          Class R3    100.00%
                                                          Class R4    100.00%
                                                          Class R5    100.00%
                   ----------------------------------------------------------------------
                    Charles Schwab                        Class A      36.67%          --
                   ----------------------------------------------------------------------
                    Wachovia Bank                         Class Y      98.80%          --
                   ----------------------------------------------------------------------
                    Delbert K and Helen R Havercroft,     Class A      14.84%          --
                    Hutchinson, KS
                   ----------------------------------------------------------------------
                    Charles B. Mark, Kihei, HI            Class A       6.16%          --
                   ----------------------------------------------------------------------
                    Nathaniel and Jonnie Jackson,         Class A       6.13%          --
                    Toledo, OH
-----------------------------------------------------------------------------------------
Retirement Plus     RiverSource Investments               Class R2    100.00%          --
2015
                                                          Class R3    100.00%
                                                          Class R4    100.00%
                                                          Class R5    100.00%
                   ----------------------------------------------------------------------
                    Charles Schwab                        Class A       7.79%          --
                   ----------------------------------------------------------------------
                    Wachovia Bank                         Class Y      99.14%          --
                   ----------------------------------------------------------------------
                    Jack R. and Virginia L. Nelson,       Class A      11.27%          --
                    Rapid City, SD
                   ----------------------------------------------------------------------
                    Stephen W. and Denise R. Hatt,        Class A       8.26%          --
                    Fredericksburg, VA
                   ----------------------------------------------------------------------
                    Robert and Pamela R. D'Agostino,      Class A       7.81%          --
                    Canton, MA
                   ----------------------------------------------------------------------
                    Sherellee F. Medlock, Desoto, TX      Class A       7.80%          --
-----------------------------------------------------------------------------------------
Retirement Plus     RiverSource Investments               Class R2    100.00%          --
2020
                                                          Class R3    100.00%
                                                          Class R4    100.00%
                                                          Class R5    100.00%
                   ----------------------------------------------------------------------
                    Wachovia Bank                         Class Y      99.43%          --
                   ----------------------------------------------------------------------
                    John C. Burowski, Suffern, NY         Class A       8.42%          --
                   ----------------------------------------------------------------------
                    William R. and Tina L. Oliver, Las    Class A       7.06%          --
                    Vegas, NV
                   ----------------------------------------------------------------------
                    Lisa J. and Cecil B. Mc Adams,        Class A       6.97%          --
                    Tallahassee, FL
                   ----------------------------------------------------------------------
                    Keith J. Newmark, Coral Springs, FL   Class A       5.83%          --
-----------------------------------------------------------------------------------------



Statement of Additional Information - Dec. 28, 2007                     Page 162

                                                                                 PERCENT
                                                               FUND SHARES       OF FUND
                                                          --------------------     (if
                                                            SHARE    PERCENTA-   greater
 FUND                 SHAREHOLDER NAME, CITY AND STATE     CLASS(A)      GE     than 25%)
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
Retirement Plus     RiverSource Investments               Class R2    100.00%          --
2025
                                                          Class R3    100.00%
                                                          Class R4    100.00%
                                                          Class R5    100.00%
                   ----------------------------------------------------------------------
                    Wachovia Bank                         Class Y      99.42%          --
                   ----------------------------------------------------------------------
                    Darryl Roberts, Toledo, OH            Class A       9.08%          --
                   ----------------------------------------------------------------------
                    Kevin S. Vincent, Hillsboro, OR       Class A       7.93%          --
                   ----------------------------------------------------------------------
                    Denise A. Spring, Peoria, IL          Class A       7.17%          --
                   ----------------------------------------------------------------------
                    William D. Pullins, Hot Springs, SD   Class A       5.24%          --
-----------------------------------------------------------------------------------------
Retirement Plus     RiverSource Investments               Class R2    100.00%          --
2030
                                                          Class R3    100.00%
                                                          Class R4    100.00%
                                                          Class R5    100.00%
                   ----------------------------------------------------------------------
                    Wachovia Bank                         Class Y      99.39%          --
                   ----------------------------------------------------------------------
                    Stephen T. and Teresa T. Bockian,     Class A      10.04%          --
                    Orlando, FL
                   ----------------------------------------------------------------------
                    Troy and Sandy Farrington, Riverton,  Class A       9.70%          --
                    UT
-----------------------------------------------------------------------------------------
Retirement Plus     RiverSource Investments               Class R2    100.00%          --
2035
                                                          Class R3    100.00%
                                                          Class R4    100.00%
                                                          Class R5    100.00%
                   ----------------------------------------------------------------------
                    Wachovia Bank                         Class Y      98.39%          --
                   ----------------------------------------------------------------------
                    Richard and Stefanie A. Nelson, Hot   Class A      14.50%          --
                    Springs, SD
                   ----------------------------------------------------------------------
                    William F. and Kathleen Truscott,     Class A      11.81%          --
                    Marblehead, MA
                   ----------------------------------------------------------------------
                    Paul S. Mumma, St. Louis Park, MN     Class A       6.05%          --
                   ----------------------------------------------------------------------
                    Eric J. and Christine X. Dawson,      Class A       5.67%          --
                    Spring Lake, MI
-----------------------------------------------------------------------------------------
Retirement Plus     RiverSource Investments               Class R2    100.00%          --
2040
                                                          Class R3    100.00%
                                                          Class R4    100.00%
                                                          Class R5    100.00%
                   ----------------------------------------------------------------------
                    Wachovia Bank                         Class Y      99.20%          --
                   ----------------------------------------------------------------------
                    Larry R. Shum, Shanandoah, IA         Class A       7.11%          --
                   ----------------------------------------------------------------------
                    Richard and Stefanie A. Nelson, Hot   Class A       5.85%          --
                    Springs, SD
                   ----------------------------------------------------------------------
                    Yi Chen, Glen Allen, VA               Class A       5.11%          --
-----------------------------------------------------------------------------------------
Retirement Plus     RiverSource Investments               Class R2    100.00%          --
2045
                                                          Class R3    100.00%
                                                          Class R4    100.00%
                                                          Class R5    100.00%
                   ----------------------------------------------------------------------
                    Wachovia Bank                         Class Y      95.71%          --
                   ----------------------------------------------------------------------
                    Troy M. Brueggemeier,                 Class A       9.00%          --
                    St. Louis Park, MN
                   ----------------------------------------------------------------------
                    Anthony D. And Rebecca-Heizer         Class A       6.26%          --
                    Marken, Lexington, MA
                   ----------------------------------------------------------------------
                    Colby L. Morrow, Fresno, CA           Class A       5.84%          --
                   ----------------------------------------------------------------------
                    Anna Marcus, New York, NY             Class A       5.60%          --

-----------------------------------------------------------------------------------------



Statement of Additional Information - Dec. 28, 2007                     Page 163

                                                                                 PERCENT
                                                               FUND SHARES       OF FUND
                                                          --------------------     (if
                                                            SHARE    PERCENTA-   greater
 FUND                 SHAREHOLDER NAME, CITY AND STATE     CLASS(A)      GE     than 25%)
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
FUNDS WITH FISCAL PERIOD ENDING MAY 31
-----------------------------------------------------------------------------------------
Aggressive Growth   RiverSource Investments               Class R2    100.00%          --
                                                          Class R3    100.00%
                                                          Class R4     24.74%
                                                          Class R5    100.00%
                   ----------------------------------------------------------------------
                    Charles Schwab                        Class R4     75.26%          --
                   ----------------------------------------------------------------------
                    Portfolio Builder Aggressive Fund     Class I      19.55%          --
                   ----------------------------------------------------------------------
                    Portfolio Builder Moderate Fund       Class I      20.31%          --
                   ----------------------------------------------------------------------
                    Portfolio Builder Moderate            Class I      32.23%          --
                    Aggressive Fund
                   ----------------------------------------------------------------------
                    Portfolio Builder Moderate            Class I       5.24%          --
                    Conservative Fund
                   ----------------------------------------------------------------------
                    Portfolio Builder Total Equity Fund   Class I      21.23%          --
-----------------------------------------------------------------------------------------
Fundamental Growth  RiverSource Investments               Class R4     29.26%    89.30%(b)
                   ----------------------------------------------------------------------
                    Charles Schwab                        Class A       5.31%          --
                                                          Class R4     70.74%
                   ----------------------------------------------------------------------
                    Portfolio Builder Aggressive Fund     Class I      19.72%          --
                   ----------------------------------------------------------------------
                    Portfolio Builder Moderate Fund       Class I      19.95%          --
                   ----------------------------------------------------------------------
                    Portfolio Builder Moderate            Class I      32.44%          --
                    Aggressive Fund
                   ----------------------------------------------------------------------
                    Portfolio Builder Moderate            Class I       5.11%          --
                    Conservative Fund
                   ----------------------------------------------------------------------
                    Portfolio Builder Total Equity Fund   Class I      21.47%          --
                   ----------------------------------------------------------------------
                    Taylor Ambe-Crain Partnership,        Class C      25.77%          --
                    Westlake Vlg, CA
-----------------------------------------------------------------------------------------
Fundamental Value   Charles Schwab                        Class A      15.19%          --
                                                          Class R4     98.51%
                   ----------------------------------------------------------------------
                    Portfolio Builder Aggressive Fund     Class I      19.56%          --
                   ----------------------------------------------------------------------
                    Portfolio Builder Moderate Fund       Class I      20.36%          --
                   ----------------------------------------------------------------------
                    Portfolio Builder Moderate            Class I      32.21%          --
                    Aggressive Fund
                   ----------------------------------------------------------------------
                    Portfolio Builder Moderate            Class I       5.26%          --
                    Conservative Fund
                   ----------------------------------------------------------------------
                    Portfolio Builder Total Equity Fund   Class I      21.20%          --
-----------------------------------------------------------------------------------------
High Yield Bond     RiverSource Investments               Class R2    100.00%          --
                                                          Class R3    100.00%
                                                          Class R5    100.00%
                   ----------------------------------------------------------------------
                    American Enterprise Investment        Class W      99.99%          --
                    Services Inc.
                    Minneapolis, MN
                   ----------------------------------------------------------------------
                    Charles Schwab                        Class A      10.83%          --
                                                          Class R4     47.70%
                   ----------------------------------------------------------------------
                    GWFS Equities                         Class R4     52.04%          --
                   ----------------------------------------------------------------------
                    Income Builder Basic Income           Class I       7.38%          --
                   ----------------------------------------------------------------------
                    Income Builder Enhanced Income        Class I      58.35%          --
                   ----------------------------------------------------------------------
                    Income Builder Moderate Income        Class I      31.36%          --
-----------------------------------------------------------------------------------------
Income Builder      RiverSource Investments               Class R2     10.10%          --
Basic Income
                   ----------------------------------------------------------------------
                    Charles Schwab                        Class A      39.43%          --
                                                          Class R4     89.90%
-----------------------------------------------------------------------------------------
Income Builder      RiverSource Investments               Class R4     18.32%          --
Enhanced Income
                   ----------------------------------------------------------------------
                    Charles Schwab                        Class A      43.43%          --
                                                          Class R4     81.68%
-----------------------------------------------------------------------------------------



Statement of Additional Information - Dec. 28, 2007                     Page 164

                                                                                 PERCENT
                                                               FUND SHARES       OF FUND
                                                          --------------------     (if
                                                            SHARE    PERCENTA-   greater
 FUND                 SHAREHOLDER NAME, CITY AND STATE     CLASS(A)      GE     than 25%)
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
Income Builder      RiverSource Investments               Class R4     48.68%          --
Moderate Income
                   ----------------------------------------------------------------------
                    Charles Schwab                        Class A      43.69%          --
                                                          Class R4     51.32%          --
-----------------------------------------------------------------------------------------
Select Value        RiverSource Investments               Class R4     14.82%          --
                   ----------------------------------------------------------------------
                    Charles Schwab                        Class A       8.60%          --
                                                          Class R4     85.18%
                   ----------------------------------------------------------------------
                    Portfolio Builder Aggressive Fund     Class I      19.66%          --
                   ----------------------------------------------------------------------
                    Portfolio Builder Moderate Fund       Class I      20.54%          --
                   ----------------------------------------------------------------------
                    Portfolio Builder Moderate            Class I      31.91%          --
                    Aggressive Fund
                   ----------------------------------------------------------------------
                    Portfolio Builder Moderate            Class I       5.28%          --
                    Conservative Fund
                   ----------------------------------------------------------------------
                    Portfolio Builder Total Equity Fund   Class I      21.20%          --
-----------------------------------------------------------------------------------------
Short Duration      RiverSource Investments               Class W     100.00%          --
U.S. Govt.
                   ----------------------------------------------------------------------
                    Charles Schwab                        Class A       8.70%          --
                   ----------------------------------------------------------------------
                    GWFS Equities Inc.                    Class R4     15.27%          --
                    Greenwood Village, CO
                   ----------------------------------------------------------------------
                    Portfolio Builder Conservative Fund   Class I      31.30%          --
                   ----------------------------------------------------------------------
                    Portfolio Builder Aggressive Fund     Class I      36.58%          --
                   ----------------------------------------------------------------------
                    Portfolio Builder Moderate            Class I      32.10%          --
                    Conservative Fund
                   ----------------------------------------------------------------------
                    Wachovia Bank                         Class R4     81.70%          --
-----------------------------------------------------------------------------------------
Small Cap Equity    RiverSource Investments               Class I     100.00%          --
                   ----------------------------------------------------------------------
                    Charles Schwab                        Class A       9.07%          --
                                                          Class R4     12.33%
                   ----------------------------------------------------------------------
                    Wachovia Bank                         Class R4     87.34%          --
-----------------------------------------------------------------------------------------
Small Cap Value     RiverSource Investments               Class R2    100.00%          --
                                                          Class R3    100.00%
                                                          Class R5    100.00%
                   ----------------------------------------------------------------------
                    Charles Schwab                        Class A      19.14%          --
                                                          Class R4     96.23%
                   ----------------------------------------------------------------------
                    Portfolio Builder Aggressive Fund     Class I      19.56%          --
                   ----------------------------------------------------------------------
                    Portfolio Builder Moderate Fund       Class I      20.15%          --
                   ----------------------------------------------------------------------
                    Portfolio Builder Moderate            Class I      32.35%          --
                    Aggressive Fund
                   ----------------------------------------------------------------------
                    Portfolio Builder Moderate            Class I       5.29%          --
                    Conservative Fund
                   ----------------------------------------------------------------------
                    Portfolio Builder Total Equity Fund   Class I      21.20%          --
-----------------------------------------------------------------------------------------
U.S. Government     Charles Schwab                        Class A      18.36%          --
Mortgage
                   ----------------------------------------------------------------------
                    Income Builder Basic Income           Class I      36.82%    52.41%(b)
                   ----------------------------------------------------------------------
                    Income Builder Enhanced Income        Class I       8.18%          --
                   ----------------------------------------------------------------------
                    Income Builder Moderate Income        Class I      55.00%          --
                   ----------------------------------------------------------------------
                    Wells Fargo Bank, Minneapolis, MN     Class R4     99.89%          --
-----------------------------------------------------------------------------------------



Statement of Additional Information - Dec. 28, 2007                     Page 165

                                                                                 PERCENT
                                                               FUND SHARES       OF FUND
                                                          --------------------     (if
                                                            SHARE    PERCENTA-   greater
 FUND                 SHAREHOLDER NAME, CITY AND STATE     CLASS(A)      GE     than 25%)
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
Value               RiverSource Investments               Class R4      8.78%          --
                   ----------------------------------------------------------------------
                    Charles Schwab                        Class A      11.58%          --
                                                          Class R4     91.22%
                   ----------------------------------------------------------------------
                    Portfolio Builder Aggressive Fund     Class I      19.57%          --
                   ----------------------------------------------------------------------
                    Portfolio Builder Moderate Fund       Class I      20.39%          --
                   ----------------------------------------------------------------------
                    Portfolio Builder Moderate            Class I      32.19%          --
                    Aggressive Fund
                   ----------------------------------------------------------------------
                    Portfolio Builder Moderate            Class I       5.28%          --
                    Conservative Fund
                   ----------------------------------------------------------------------
                    Portfolio Builder Total Equity Fund   Class I      21.17%          --
-----------------------------------------------------------------------------------------
FUNDS WITH FISCAL PERIOD ENDING JUNE 30
-----------------------------------------------------------------------------------------
Dividend            RiverSource Investments               Class W     100.00%          --
Opportunity
-----------------------------------------------------------------------------------------
                    Charles Schwab                        Class A      23.55%          --
                                                          Class R4    100.00%
                   ----------------------------------------------------------------------
                    Income Builder Basic Income           Class I      10.47%          --
                   ----------------------------------------------------------------------
                    Income Builder Enhanced Income        Class I      21.32%          --
                   ----------------------------------------------------------------------
                    Income Builder Moderate Income        Class I      36.57%          --
                   ----------------------------------------------------------------------
                    Portfolio Builder Aggressive Fund     Class I       6.24%          --
                   ----------------------------------------------------------------------
                    Portfolio Builder Moderate Fund       Class I       6.30%          --
                   ----------------------------------------------------------------------
                    Portfolio Builder Moderate            Class I      10.10%          --
                    Aggressive Fund
                   ----------------------------------------------------------------------
                    Portfolio Builder Total Equity Fund   Class I       7.04%          --
-----------------------------------------------------------------------------------------
Real Estate         RiverSource Investments               Class R4      8.28%    38.09%(b)
                                                          Class W     100.00%
                   ----------------------------------------------------------------------
                    Charles Schwab                        Class A      16.35%          --
                                                          Class R4     91.72%
                   ----------------------------------------------------------------------
                    Income Builder Basic Income           Class I       6.22%          --
                   ----------------------------------------------------------------------
                    Income Builder Enhanced Income        Class I      13.76%          --
                   ----------------------------------------------------------------------
                    Income Builder Moderate Income        Class I      17.20%          --
                   ----------------------------------------------------------------------
                    Portfolio Builder Aggressive Fund     Class I      10.56%          --
                   ----------------------------------------------------------------------
                    Portfolio Builder Moderate Fund       Class I      17.24%          --
                   ----------------------------------------------------------------------
                    Portfolio Builder Moderate            Class I      21.14%          --
                    Aggressive Fund
                   ----------------------------------------------------------------------
                    Portfolio Builder Total Equity Fund   Class I       9.77%          --
-----------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING JULY 31
-----------------------------------------------------------------------------------------
Cash Management     RiverSource Investments               Class R5    100.00%          --
                   ----------------------------------------------------------------------
                    American Enterprise Investment        Class W      99.99%          --
                    Services Inc.
                   ----------------------------------------------------------------------
                    Income Builder Basic Income           Class I      41.56%          --
                   ----------------------------------------------------------------------
                    Income Builder Moderate Income        Class I      13.61%          --
                   ----------------------------------------------------------------------
                    Portfolio Builder Conservative Fund   Class I      14.03%          --
                   ----------------------------------------------------------------------
                    Portfolio Builder Moderate            Class I      15.48%          --
                    Conservative Fund
                   ----------------------------------------------------------------------
                    Stanson Nimiroski, Branford, CT       Class C       7.31%          --
                   ----------------------------------------------------------------------
                    Wachovia Bank                         Class Y      95.15%          --

-----------------------------------------------------------------------------------------



Statement of Additional Information - Dec. 28, 2007                     Page 166

                                                                                 PERCENT
                                                               FUND SHARES       OF FUND
                                                          --------------------     (if
                                                            SHARE    PERCENTA-   greater
 FUND                 SHAREHOLDER NAME, CITY AND STATE     CLASS(A)      GE     than 25%)
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
Core Bond           RiverSource Investments               Class R2    100.00%       83.63%(b)
                                                          Class R3    100.00%
                                                          Class R5    100.00%
                                                          Class W     100.00%
                   ----------------------------------------------------------------------
                    RiverSource Life Insurance Company    Class R4     99.96%          --
                   ----------------------------------------------------------------------
                    Charles Schwab                        Class A      12.77%          --
                   ----------------------------------------------------------------------
                    Frank S. Gregory, Derry, NH           Class C       6.27%          --
                   ----------------------------------------------------------------------
                    Portfolio Builder Aggressive Fund     Class I       9.25%          --
                   ----------------------------------------------------------------------
                    Portfolio Builder Conservative Fund   Class I      10.53%          --
                   ----------------------------------------------------------------------
                    Portfolio Builder Moderate Fund       Class I      39.61%          --
                   ----------------------------------------------------------------------
                    Portfolio Builder Moderate            Class I      26.12%          --
                    Aggressive Fund
                   ----------------------------------------------------------------------
                    Portfolio Builder Moderate            Class I      14.49%          --
                    Conservative Fund
-----------------------------------------------------------------------------------------
Disciplined Equity  RiverSource Investments               Class R2    100.00%          --
                                                          Class R3    100.00%
                                                          Class R5    100.00%
                   ----------------------------------------------------------------------
                    American Enterprise Investment        Class W      99.99%          --
                    Services Inc.
                   ----------------------------------------------------------------------
                    Income Builder Basic Income           Class I       6.17%          --
                   ----------------------------------------------------------------------
                    Income Builder Moderate Income        Class I      13.86%          --
                   ----------------------------------------------------------------------
                    Portfolio Builder Aggressive Fund     Class I       9.05%          --
                   ----------------------------------------------------------------------
                    Portfolio Builder Moderate Fund       Class I       9.16%          --
                   ----------------------------------------------------------------------
                    Portfolio Builder Moderate            Class I      14.57%          --
                    Aggressive Fund
                   ----------------------------------------------------------------------
                    Portfolio Builder Total Equity Fund   Class I      10.17%          --
                   ----------------------------------------------------------------------
                    Retirement Plus Fund 2020             Class I       5.29%          --
                   ----------------------------------------------------------------------
                    Retirement Plus Fund 2025             Class I       5.24%          --
                   ----------------------------------------------------------------------
                    Retirement Plus Fund 2030             Class I       5.12%          --
                   ----------------------------------------------------------------------
                    Wachovia Bank                         Class R4     99.69%          --

-----------------------------------------------------------------------------------------



Statement of Additional Information - Dec. 28, 2007                     Page 167

                                                                                 PERCENT
                                                               FUND SHARES       OF FUND
                                                          --------------------     (if
                                                            SHARE    PERCENTA-   greater
 FUND                 SHAREHOLDER NAME, CITY AND STATE     CLASS(A)      GE     than 25%)
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
Disciplined Small   RiverSource Investments               Class A      50.89%    52.21%(b)
and
Mid Cap Equity                                            Class C       5.54%
                                                          Class R4     67.87%
                   ----------------------------------------------------------------------
                    American Enterprise Investment        Class W      99.99%          --
                    Services Inc.
                   ----------------------------------------------------------------------
                    Charles Schwab                        Class A      11.08%          --
                                                          Class R4     32.13%
                   ----------------------------------------------------------------------
                    Portfolio Builder Aggressive Fund     Class I      10.94%          --
                   ----------------------------------------------------------------------
                    Portfolio Builder Moderate Fund       Class I      11.16%          --
                   ----------------------------------------------------------------------
                    Portfolio Builder Moderate            Class I      17.54%          --
                    Aggressive Fund
                   ----------------------------------------------------------------------
                    Portfolio Builder Total Equity Fund   Class I      12.27%          --
                   ----------------------------------------------------------------------
                    Retirement Plus Fund 2020             Class I       7.86%          --
                   ----------------------------------------------------------------------
                    Retirement Plus Fund 2025             Class I       8.56%          --
                   ----------------------------------------------------------------------
                    Retirement Plus Fund 2030             Class I       8.40%          --
                   ----------------------------------------------------------------------
                    Retirement Plus Fund 2040             Class I       6.22%          --
                   ----------------------------------------------------------------------
                    Deanna L. Rose, Punta Gorda, FL       Class C       9.54%          --
                   ----------------------------------------------------------------------
                    William E. and MaryLou K. Carroll,    Class C       8.20%          --
                    Punta Gorda, FL
                   ----------------------------------------------------------------------
                    Contemporary Gardens, Honolulu, HI    Class C       6.43%          --
                   ----------------------------------------------------------------------
                    Mary Ruth Neal, Sacramento, CA        Class C       6.05%          --
                   ----------------------------------------------------------------------
                    Don M. and Barbara A. Warner,         Class C       5.68%          --
                    Fair Oaks, CA
                   ----------------------------------------------------------------------
                    Claude V. and Julianna K. Neighbors,  Class C       5.48%          --
                    Lynchburg, VA
                   ----------------------------------------------------------------------
                    Kenneth E. and Elaine M. Jacobsen,    Class C       5.45%          --
                    Madison, SD
                   ----------------------------------------------------------------------
                    Heidi and Norbert Schuchbauer,        Class C       5.00%          --
                    Fair Oaks, CA

-----------------------------------------------------------------------------------------



Statement of Additional Information - Dec. 28, 2007                     Page 168

                                                                                 PERCENT
                                                               FUND SHARES       OF FUND
                                                          --------------------     (if
                                                            SHARE    PERCENTA-   greater
 FUND                 SHAREHOLDER NAME, CITY AND STATE     CLASS(A)      GE     than 25%)
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
Disciplined Small   RiverSource Investments               Class A      73.83%    89.88%(b)
Cap Value
                                                          Class C      14.89%
                                                          Class R2    100.00%
                                                          Class R3    100.00%
                                                          Class R4    100.00%
                                                          Class R5    100.00%
                   ----------------------------------------------------------------------
                    David G. and Sharon M. Michaud,       Class B       7.49%          --
                    Gorham, ME
                   ----------------------------------------------------------------------
                    Joanne and David J. Thorpe,           Class B       7.05%          --
                    Lakeville, MA
                   ----------------------------------------------------------------------
                    David J. Heck, Clermont, FL           Class B       6.72%          --
                   ----------------------------------------------------------------------
                    Keith and Sandra Crowell,             Class C      30.65%          --
                    Huntersville, NC
                   ----------------------------------------------------------------------
                    Dale T. and Jennie I. Metzgar,        Class C      15.84%          --
                    Shavertown, PA
                   ----------------------------------------------------------------------
                    Ronald E. and Linda F. Dearing,       Class C      11.35%          --
                    Fort Wayne, IN
                   ----------------------------------------------------------------------
                    Douglas E. and Cynthia A. Thompson,   Class C      10.91%          --
                    Churubusco, IN
                   ----------------------------------------------------------------------
                    Robert and Lynn M. Schuster,          Class C       6.88%          --
                    Richardson, TX
                   ----------------------------------------------------------------------
                    Robert W. and Wanda J. Jordan,        Class C       6.71%          --
                    Beverly Hills, MI
                   ----------------------------------------------------------------------
                    Income Builder Basic Income           Class I      29.69%          --
                   ----------------------------------------------------------------------
                    Income Builder Enhanced Income        Class I      31.02%          --
                   ----------------------------------------------------------------------
                    Income Builder Moderate Income        Class I      39.25%          --
-----------------------------------------------------------------------------------------
Floating Rate       RiverSource Investments               Class W     100.00%    28.27%(b)
                   ----------------------------------------------------------------------
                    Charles Schwab                        Class A      55.60%          --
                                                          Class R4     96.93%
                   ----------------------------------------------------------------------
                    Income Builder Basic Income           Class I       8.06%          --
                   ----------------------------------------------------------------------
                    Income Builder Enhanced Income        Class I      37.18%          --
                   ----------------------------------------------------------------------
                    Income Builder Moderate Income        Class I      52.66%          --
-----------------------------------------------------------------------------------------
Growth              RiverSource Investments               Class R2    100.00%          --
                                                          Class R3    100.00%
                                                          Class R5    100.00%
                                                          Class W     100.00%
                   ----------------------------------------------------------------------
                    Charles Schwab                        Class A       9.00%          --
                   ----------------------------------------------------------------------
                    Portfolio Builder Aggressive Fund     Class I      19.72%          --
                   ----------------------------------------------------------------------
                    Portfolio Builder Moderate Fund       Class I      19.97%          --
                   ----------------------------------------------------------------------
                    Portfolio Builder Moderate            Class I      31.81%          --
                    Aggressive Fund
                   ----------------------------------------------------------------------
                    Portfolio Builder Moderate            Class I       5.09%          --
                    Conservative Fund
                   ----------------------------------------------------------------------
                    Portfolio Builder Total Equity Fund   Class I      22.16%          --
                   ----------------------------------------------------------------------
                    Wachovia Bank                         Class R4     47.89%          --
                   ----------------------------------------------------------------------
                    Ameriprise Trust Company              Class R4     43.02%          --
                   ----------------------------------------------------------------------
                    New York Life Trust Company           Class R4      5.67%          --

-----------------------------------------------------------------------------------------



Statement of Additional Information - Dec. 28, 2007                     Page 169

                                                                                 PERCENT
                                                               FUND SHARES       OF FUND
                                                          --------------------     (if
                                                            SHARE    PERCENTA-   greater
 FUND                 SHAREHOLDER NAME, CITY AND STATE     CLASS(A)      GE     than 25%)
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
Income              Charles Schwab                        Class A      17.46%          --
Opportunities
                                                          Class R4     93.49%
                   ----------------------------------------------------------------------
                    Portfolio Builder Aggressive Fund     Class I      11.18%    28.33%(b)
                   ----------------------------------------------------------------------
                    Portfolio Builder Moderate Fund       Class I      59.65%          --
                   ----------------------------------------------------------------------
                    Portfolio Builder Moderate            Class I      24.81%          --
                    Aggressive Fund
                   ----------------------------------------------------------------------
                    RiverSource Life Insurance Company    Class R4      6.51%          --
-----------------------------------------------------------------------------------------
Inflation           RiverSource Investments               Class W     100.00%    78.59%(b)
Protected
Securities
                   ----------------------------------------------------------------------
                    RiverSource Life Insurance Company    Class R4     65.66%          --
                   ----------------------------------------------------------------------
                    Charles Schwab                        Class A      19.90%          --
                                                          Class R4     34.34%
                   ----------------------------------------------------------------------
                    Mary and George Forsman,              Class C       5.23%          --
                    Minneapolis, MN
                   ----------------------------------------------------------------------
                    Income Builder Moderate Income        Class I       6.36%          --
                   ----------------------------------------------------------------------
                    Portfolio Builder Aggressive Fund     Class I       9.90%          --
                   ----------------------------------------------------------------------
                    Portfolio Builder Moderate Fund       Class I      30.84%          --
                   ----------------------------------------------------------------------
                    Portfolio Builder Moderate            Class I      36.64%          --
                    Aggressive Fund
                   ----------------------------------------------------------------------
                    Portfolio Builder Moderate            Class I       8.38%          --
                    Conservative Fund
-----------------------------------------------------------------------------------------
Large Cap Equity    RiverSource Investments               Class R2    100.00%          --
                                                          Class R3    100.00%
                   ----------------------------------------------------------------------
                    The Bank of New York                  Class R5     99.98%          --
                   ----------------------------------------------------------------------
                    Portfolio Builder Aggressive Fund     Class I      19.71%          --
                   ----------------------------------------------------------------------
                    Portfolio Builder Moderate Fund       Class I      20.04%          --
                   ----------------------------------------------------------------------
                    Portfolio Builder Moderate            Class I      31.71%          --
                    Aggressive Fund
                   ----------------------------------------------------------------------
                    Portfolio Builder Moderate            Class I       5.09%          --
                    Conservative Fund
                   ----------------------------------------------------------------------
                    Portfolio Builder Total Equity Fund   Class I      22.19%          --
                   ----------------------------------------------------------------------
                    Wachovia Bank                         Class R4     99.89%          --
-----------------------------------------------------------------------------------------
Large Cap Value     RiverSource Investments               Class R2    100.00%          --
                                                          Class R3    100.00%
                                                          Class R4     30.36%
                                                          Class R5    100.00%
                   ----------------------------------------------------------------------
                    Charles Schwab                        Class A      12.75%          --
                                                          Class R4     69.64%
                   ----------------------------------------------------------------------
                    Portfolio Builder Aggressive Fund     Class I      19.56%          --
                   ----------------------------------------------------------------------
                    Portfolio Builder Moderate Fund       Class I      19.96%          --
                   ----------------------------------------------------------------------
                    Portfolio Builder Moderate            Class I      31.92%          --
                    Aggressive Fund
                   ----------------------------------------------------------------------
                    Portfolio Builder Moderate            Class I       5.16%          --
                    Conservative Fund
                   ----------------------------------------------------------------------
                    Portfolio Builder Total Equity Fund   Class I      22.11%          --

-----------------------------------------------------------------------------------------



Statement of Additional Information - Dec. 28, 2007                     Page 170

                                                                                 PERCENT
                                                               FUND SHARES       OF FUND
                                                          --------------------     (if
                                                            SHARE    PERCENTA-   greater
 FUND                 SHAREHOLDER NAME, CITY AND STATE     CLASS(A)      GE     than 25%)
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
Limited Duration    RiverSource Investments               Class W      12.19%    52.48%(b)
Bond
                   ----------------------------------------------------------------------
                    American Enterprise Investment        Class W      87.81%          --
                    Services Inc.
                   ----------------------------------------------------------------------
                    RiverSource Life Insurance Company    Class R4    100.00%          --
                   ----------------------------------------------------------------------
                    Charles Schwab                        Class A      18.56%          --
                   ----------------------------------------------------------------------
                    Portfolio Builder Moderate Fund       Class I      60.09%          --
                   ----------------------------------------------------------------------
                    Portfolio Builder Conservative Fund   Class I      39.90%          --
                   ----------------------------------------------------------------------
                    John W. and Cecelia E. Kramar,        Class C      17.08%          --
                    Hacienda Heights, CA
                   ----------------------------------------------------------------------
                    Mary Loretta Jacobsmeyer, Riverside,  Class C       8.07%          --
                    CA
                   ----------------------------------------------------------------------
                    Michael N. Stanley, Palm Springs, CA  Class C       7.88%          --
                   ----------------------------------------------------------------------
                    Rita R. and Lawrence E. Dale,         Class C       6.52%          --
                    Barstow, CA
                   ----------------------------------------------------------------------
                    John B. Mudd, Riverside, CA           Class C       5.00%          --
-----------------------------------------------------------------------------------------
FUNDS WITH FISCAL PERIOD ENDING AUGUST 31
-----------------------------------------------------------------------------------------
California Tax-     Linda A. Wochnik, Sierra Madre, CA    Class B      10.88%          --
Exempt
                   ----------------------------------------------------------------------
                    Wells Fargo Bank                      Class C       7.91%          --
                   ----------------------------------------------------------------------
                    Robert P. and Diane E. Minger,        Class C       6.03%          --
                    Huntley, IL
                   ----------------------------------------------------------------------
                    Yu Chuan Chen, Tyan Yue Hwu and       Class C       5.88%          --
                    Vanessa Hwu, Walnut, CA
-----------------------------------------------------------------------------------------
Diversified Bond    RiverSource Investments               Class R2    100.00%          --
                                                          Class R3    100.00%
                                                          Class R5    100.00%
                   ----------------------------------------------------------------------
                    American Enterprise Investment        Class W      99.99%          --
                    Services Inc.
                   ----------------------------------------------------------------------
                    Charles Schwab                        Class A       6.99%          --
                   ----------------------------------------------------------------------
                    GWFS Equities                         Class R4      5.01%          --
                   ----------------------------------------------------------------------
                    Income Builder Moderate Income Fund   Class I       7.35%          --
                   ----------------------------------------------------------------------
                    Portfolio Builder Aggressive Fund     Class I       8.27%          --
                   ----------------------------------------------------------------------
                    Portfolio Builder Moderate Fund       Class I      38.13%          --
                   ----------------------------------------------------------------------
                    Portfolio Builder Moderate            Class I      28.74%          --
                    Aggressive Fund
                   ----------------------------------------------------------------------
                    Portfolio Builder Moderate            Class I      10.16%          --
                    Conservative Fund
                   ----------------------------------------------------------------------
                    Wacovia Bank                          Class R4     93.57%          --
-----------------------------------------------------------------------------------------
Massachusetts Tax-  Charles Schwab                        Class A       5.76%          --
Exempt
                   ----------------------------------------------------------------------
                    June P. Venette and Norman E.         Class C      21.79%          --
                    Venette, Orange, MA
                   ----------------------------------------------------------------------
                    Kevin H. and Nancy A. Aiken, Athol,   Class C       9.74%          --
                    MA
                   ----------------------------------------------------------------------
                    Charles M. and Carol A. Breau,        Class C       9.13%          --
                    Clinton, MA
                   ----------------------------------------------------------------------
                    Alphonse A. Di Nardo and Linda Di     Class C       6.64%          --
                    Nardo, Leominster, MA
-----------------------------------------------------------------------------------------



Statement of Additional Information - Dec. 28, 2007                     Page 171

                                                                                 PERCENT
                                                               FUND SHARES       OF FUND
                                                          --------------------     (if
                                                            SHARE    PERCENTA-   greater
 FUND                 SHAREHOLDER NAME, CITY AND STATE     CLASS(A)      GE     than 25%)
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
Michigan Tax-       Ann Marie and Harley R. Arnold,       Class B       8.09%          --
Exempt              Barton City, MI
                   ----------------------------------------------------------------------
                    Nancy J. Anderson, Iron River, MI     Class B       6.85%          --
                   ----------------------------------------------------------------------
                    Elizabeth L. and Dennis P. Sexton,    Class B       5.41%          --
                    Benton Harbor, MI
                   ----------------------------------------------------------------------
                    Orva Lee and Jean E. Ice, Sterling    Class B       5.31%          --
                    Hts., MI
                   ----------------------------------------------------------------------
                    Chester V. and Rose M. Mysliwiec,     Class B       5.27%          --
                    Grand Rapids, MI
                   ----------------------------------------------------------------------
                    Francis D. and Isabel S. Kinser,      Class C       8.00%          --
                    Waterford, MI
                   ----------------------------------------------------------------------
                    Carl L. and Marian A. Beaver, Riga,   Class C       7.68%          --
                    MI
                   ----------------------------------------------------------------------
                    Lorne R. and Vivian T. Trainor,       Class C       7.35%          --
                    Erie, MI
                   ----------------------------------------------------------------------
                    Barry J. Fishman and Teresa A.        Class C       6.22%          --
                    McMahon, Cambridge, MA
-----------------------------------------------------------------------------------------
Minnesota Tax-      None                                  None            N/A          --
Exempt
-----------------------------------------------------------------------------------------
New York Tax-       Charles Schwab                        Class A       7.81%          --
Exempt
                   ----------------------------------------------------------------------
                    Joan Sabbatini, E. Northport, NY      Class B       6.27%          --
                   ----------------------------------------------------------------------
                    Ena S. Ryan, Brooklyn, NY             Class C       7.69%          --
                   ----------------------------------------------------------------------
                    Ottoviano Asarese, Buffalo, NY        Class C       5.34%          --
                   ----------------------------------------------------------------------
                    Arthur and Sandra Ezersky, Woodbury,  Class C       5.29%          --
                    NY
-----------------------------------------------------------------------------------------
Ohio Tax-Exempt     Clarence J. and Nancy J. Varhol,      Class B       6.00%          --
                    Euclid, OH
                   ----------------------------------------------------------------------
                    Richard L. Sears, Parma, OH           Class C      12.76%          --
                   ----------------------------------------------------------------------
                    George and Ophelia M. Hill,           Class C       8.39%          --
                    Cincinnati, OH
                   ----------------------------------------------------------------------
                    Randall J. Hohman, Tiffin, OH         Class C       6.48%          --
-----------------------------------------------------------------------------------------
FUNDS WITH FISCAL PERIOD ENDING SEPTEMBER 30
-----------------------------------------------------------------------------------------
Balanced            Wacovia Bank                          Class R4     99.81%          --
-----------------------------------------------------------------------------------------


Statement of Additional Information - Dec. 28, 2007                     Page 172

                                                                                 PERCENT
                                                               FUND SHARES       OF FUND
                                                          --------------------     (if
                                                            SHARE    PERCENTA-   greater
 FUND                 SHAREHOLDER NAME, CITY AND STATE     CLASS(A)      GE     than 25%)
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
Disciplined Large   Charles Schwab                        Class A      36.15%          --
Cap Growth
                   ----------------------------------------------------------------------
                    Joyce S. Tsuji and Laurence Lance,    Class B       8.39%          --
                    Renton, WA
                   ----------------------------------------------------------------------
                    Fred A. and Christine F. Fox,         Class B       6.71%          --
                    Clarkston, MI
                   ----------------------------------------------------------------------
                    Neocles G. and Karen S.               Class B       5.47%          --
                    Athanasiades,
                    East Setauket, NY
                   ----------------------------------------------------------------------
                    Michael L. and Melissa M. Gunderson,  Class C      28.22%          --
                    Marschall, MN
                   ----------------------------------------------------------------------
                    Robert M. and Patricia A. Smith,      Class C      19.30%          --
                    Camarillo, CA
                   ----------------------------------------------------------------------
                    Paul L. and Denise B. Powell, North   Class C      13.14%          --
                    Hampton, NH
                   ----------------------------------------------------------------------
                    Marilyn S. and Thomas S. Araki,       Class C       7.17%          --
                    Wailuku, HI
                   ----------------------------------------------------------------------
                    Robert L. Veeneman, Sarasota, FL      Class C       5.13%          --
                   ----------------------------------------------------------------------
                    Portfolio Builder Aggressive Fund     Class I      19.35%          --
                   ----------------------------------------------------------------------
                    Portfolio Builder Moderate Fund       Class I      19.96%          --
                   ----------------------------------------------------------------------
                    Portfolio Builder Moderate            Class I      31.39%          --
                    Aggressive Fund
                   ----------------------------------------------------------------------
                    Portfolio Builder Moderate            Class I       5.10%          --
                    Conservative Fund
                   ----------------------------------------------------------------------
                    Portfolio Builder Total Equity Fund   Class I      21.89%          --
                   ----------------------------------------------------------------------
                    RiverSource Investments               Class C      27.04%    95.01%(b)
                                                          Class R2    100.00%
                                                          Class R3    100.00%
                                                          Class R4    100.00%
                                                          Class R5    100.00%
-----------------------------------------------------------------------------------------
Diversified Equity  Charles Schwab                        Class A      26.75%          --
Income
                   ----------------------------------------------------------------------
                    Portfolio Builder Aggressive Fund     Class I      19.61%          --
                   ----------------------------------------------------------------------
                    Portfolio Builder Moderate Fund       Class I      20.13%          --
                   ----------------------------------------------------------------------
                    Portfolio Builder Moderate            Class I      31.66%          --
                    Aggressive Fund
                   ----------------------------------------------------------------------
                    Portfolio Builder Moderate            Class I       5.15%          --
                    Conservative Fund
                   ----------------------------------------------------------------------
                    Portfolio Builder Total Equity Fund   Class I      22.18%          --
                   ----------------------------------------------------------------------
                    Hartford Life Insurance Company       Class R2     89.67%          --
                    (Hartford Life), Weatogue, CT
                   ----------------------------------------------------------------------
                    GWFS Equities                         Class R2      7.71%          --
                                                          Class R3     97.47%
                                                          Class R5     16.22%
                   ----------------------------------------------------------------------
                    Wacovia Bank                          Class R4     47.97%          --
                   ----------------------------------------------------------------------
                    Wells Fargo Bank                      Class R4     31.13%          --
                   ----------------------------------------------------------------------
                    American Century Investments, Kansas  Class R4      5.28%          --
                    City, MO
                   ----------------------------------------------------------------------
                    Ameriprise Trust Company              Class R5     84.09%          --
                   ----------------------------------------------------------------------
                    RiverSource Investments               Class W     100.00%          --
-----------------------------------------------------------------------------------------



Statement of Additional Information - Dec. 28, 2007                     Page 173

                                                                                 PERCENT
                                                               FUND SHARES       OF FUND
                                                          --------------------     (if
                                                            SHARE    PERCENTA-   greater
 FUND                 SHAREHOLDER NAME, CITY AND STATE     CLASS(A)      GE     than 25%)
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
Mid Cap Value       Charles Schwab                        Class A      39.47%          --
                   ----------------------------------------------------------------------
                    First Clearing L.L.C., Glen Allen,    Class C       7.09%          --
                    VA
                   ----------------------------------------------------------------------
                    Portfolio Builder Aggressive Fund     Class I      19.51%          --
                   ----------------------------------------------------------------------
                    Portfolio Builder Moderate Fund       Class I      20.11%          --
                   ----------------------------------------------------------------------
                    Portfolio Builder Moderate            Class I      31.78%          --
                    Aggressive Fund
                   ----------------------------------------------------------------------
                    Portfolio Builder Moderate            Class I       5.20%          --
                    Conservative Fund
                   ----------------------------------------------------------------------
                    Portfolio Builder Total Equity Fund   Class I      22.12%          --
                   ----------------------------------------------------------------------
                    Hartford Life                         Class R2     98.90%          --
                   ----------------------------------------------------------------------
                    JP Morgan Chase Bank, Kansas City,    Class R3     37.46%          --
                    MO
                   ----------------------------------------------------------------------
                    Hartford Securities, Hartford, CT     Class R3     29.81%          --
                   ----------------------------------------------------------------------
                    GWFS Equities                         Class R3     27.61%          --
                   ----------------------------------------------------------------------
                    Wacovia Bank                          Class R4     39.95%          --
                   ----------------------------------------------------------------------
                    John Hancock Life Insurance Company,  Class R4     31.22%          --
                    Buffalo, NY
                   ----------------------------------------------------------------------
                    ING Life Insurance and Annuity,       Class R4     13.53%          --
                    Hartford, CT
                   ----------------------------------------------------------------------
                    National Financial Services Corp.,    Class R4      6.03%          --
                    New York, NY
                   ----------------------------------------------------------------------
                    Matrix Capital Bank, Denver, CO       Class R5     90.25%          --
                   ----------------------------------------------------------------------
                    Securian Financial Services, St.      Class R5      9.41%          --
                    Paul, MN
-----------------------------------------------------------------------------------------
Strategic           Charles Schwab                        Class A      14.68%          --
Allocation
                   ----------------------------------------------------------------------
                    RiverSource Investments               Class I     100.00%          --
                                                          Class R2    100.00%
                                                          Class R3    100.00%
                                                          Class R5    100.00%
                   ----------------------------------------------------------------------
                    Wacovia Bank                          Class R4     78.72%          --
                   ----------------------------------------------------------------------
                    Charles Schwab                        Class R4     21.28%          --
-----------------------------------------------------------------------------------------
Strategic Income    RiverSource Investments               Class A      39.42%    36.02%(b)
Allocation
                   ----------------------------------------------------------------------
                    Charles Schwab                        Class A      22.87%          --
-----------------------------------------------------------------------------------------
FUNDS WITH FISCAL PERIOD ENDING OCTOBER 31
-----------------------------------------------------------------------------------------
Absolute Return     RiverSource Investments               Class B     100.00%    77.27%(b)
Currency
Income                                                    Class R4     17.62%
                                                          Class R5    100.00%
                                                          Class W     100.00%
                   ----------------------------------------------------------------------
                    Charles Schwab                        Class A      61.36%          --
                                                          Class R4     82.38%
                   ----------------------------------------------------------------------
                    Income Builder Enhanced Income        Class I      11.62%          --
                   ----------------------------------------------------------------------
                    Income Builder Moderate Income        Class I      21.09%          --
                   ----------------------------------------------------------------------
                    Income Builder Basic Income           Class I       9.81%          --
                   ----------------------------------------------------------------------
                    Portfolio Builder Aggressive Fund     Class I       9.53%          --
                   ----------------------------------------------------------------------
                    Portfolio Builder Moderate Fund       Class I      16.10%          --
                   ----------------------------------------------------------------------
                    Portfolio Builder Moderate            Class I      19.12%          --
                    Aggressive Fund
                   ----------------------------------------------------------------------
                    Portfolio Builder Total Equity Fund   Class I       8.82%          --
                   ----------------------------------------------------------------------
                    H&R Block Financial Advisors, Inc.,   Class C       8.16%          --
                    Detroit, MI
                   ----------------------------------------------------------------------
                    Mark and Elizabeth Fiorini, San       Class C       6.92%          --
                    Hose, CA
-----------------------------------------------------------------------------------------



Statement of Additional Information - Dec. 28, 2007                     Page 174

                                                                                 PERCENT
                                                               FUND SHARES       OF FUND
                                                          --------------------     (if
                                                            SHARE    PERCENTA-   greater
 FUND                 SHAREHOLDER NAME, CITY AND STATE     CLASS(A)      GE     than 25%)
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
Disciplined         American Enterprise Investment        Class W      99.99%          --
International       Services, Inc.
Equity
                   ----------------------------------------------------------------------
                    Charles Schwab                        Class A      21.88%          --
                                                          Class R4     80.72%
                   ----------------------------------------------------------------------
                    Linda A. O'Donnel, West Chester, OH   Class C       5.52%          --
                   ----------------------------------------------------------------------
                    Chester and Jewel Carter,             Class C       5.48%          --
                    Sacramento, CA
                   ----------------------------------------------------------------------
                    RiverSource Investments               Class R4     19.28%    28.45%(b)
                   ----------------------------------------------------------------------
                    Income Builder Enhanced Income        Class I      16.65%          --
                   ----------------------------------------------------------------------
                    Income Builder Moderate Income        Class I      19.16%          --
                   ----------------------------------------------------------------------
                    Income Builder Basic Income           Class I       7.16%          --
                   ----------------------------------------------------------------------
                    Portfolio Builder Aggressive Fund     Class I       6.65%          --
                   ----------------------------------------------------------------------
                    Portfolio Builder Moderate Fund       Class I       6.92%          --
                   ----------------------------------------------------------------------
                    Portfolio Builder Moderate            Class I      10.78%          --
                    Aggressive Fund
                   ----------------------------------------------------------------------
                    Portfolio Builder Total Equity Fund   Class I       7.52%          --
-----------------------------------------------------------------------------------------
Emerging Markets    Charles Schwab                        Class A      15.34%          --
                                                          Class R4     77.63%
                   ----------------------------------------------------------------------
                    Portfolio Builder Aggressive Fund     Class I      19.80%          --
                   ----------------------------------------------------------------------
                    Portfolio Builder Moderate Fund       Class I      20.56%          --
                   ----------------------------------------------------------------------
                    Portfolio Builder Moderate            Class I      31.97%          --
                    Aggressive Fund
                   ----------------------------------------------------------------------
                    Portfolio Builder Moderate            Class I       5.28%          --
                    Conservative Fund
                   ----------------------------------------------------------------------
                    Portfolio Builder Total Equity Fund   Class I      22.35%          --
                   ----------------------------------------------------------------------
                    Wacovia Bank                          Class R4     22.37%          --
-----------------------------------------------------------------------------------------
Emerging Markets    American Enterprise Investment        Class W      99.99%          --
Bond                Services, Inc.
                   ----------------------------------------------------------------------
                    RiverSource Investments               Class R4     55.69%    76.82%(b)
                                                          Class C       5.81%
                   ----------------------------------------------------------------------
                    Charles Schwab                        Class A      23.52%          --
                                                          Class R4     44.31%
                   ----------------------------------------------------------------------
                    Income Builder Enhanced Income        Class I      35.97%          --
                   ----------------------------------------------------------------------
                    Income Builder Moderate Income        Class I      46.47%          --
                   ----------------------------------------------------------------------
                    Income Builder Basic Income           Class I      16.50%          --
                   ----------------------------------------------------------------------
                    First Clearing L.L.C., Rochester, NY  Class C      33.66%          --
                   ----------------------------------------------------------------------
                    Jeffrey L. and Cherl K. George,       Class C       6.75%          --
                    Canton, OH
                   ----------------------------------------------------------------------
                    Barbara J. and Paul E. Johnson, West  Class C       5.60%          --

                    Valley, UT
                   ----------------------------------------------------------------------
                    Steven C. and Beverly Glover,         Class C       5.56%          --
                    draper, UT
-----------------------------------------------------------------------------------------
European Equity     RiverSource Investments               Class I     100.00%          --
                                                          Class R4      9.13%
                   ----------------------------------------------------------------------
                    Charles Schwab                        Class A      14.22%          --
                                                          Class R4     90.87%
-----------------------------------------------------------------------------------------



Statement of Additional Information - Dec. 28, 2007                     Page 175

                                                                                 PERCENT
                                                               FUND SHARES       OF FUND
                                                          --------------------     (if
                                                            SHARE    PERCENTA-   greater
 FUND                 SHAREHOLDER NAME, CITY AND STATE     CLASS(A)      GE     than 25%)
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
Global Bond         American Enterprise Investment        Class W      99.99%          --
                    Services, Inc.
                   ----------------------------------------------------------------------
                    Charles Schwab                        Class A      13.15%          --
                                                          Class R4    100.00%
                   ----------------------------------------------------------------------
                    Income Builder Basic Income           Class I       6.22%    32.51%(b)
                   ----------------------------------------------------------------------
                    Income Builder Enhanced Income        Class I       5.76%          --
                   ----------------------------------------------------------------------
                    Income Builder Moderate Income        Class I      14.46%          --
                   ----------------------------------------------------------------------
                    Portfolio Builder Moderate Fund       Class I      26.70%          --
                   ----------------------------------------------------------------------
                    Portfolio Builder Moderate            Class I      32.51%          --
                    Aggressive Fund
                   ----------------------------------------------------------------------
                    Portfolio Builder Moderate            Class I       9.44%          --
                    Conservative Fund
-----------------------------------------------------------------------------------------
Global Equity       RiverSource Investments               Class R2    100.00%          --
                                                          Class R3    100.00%
                                                          Class R5    100.00%
                                                          Class W     100.00%
                   ----------------------------------------------------------------------
                    Charles Schwab                        Class A      14.66%          --
                   ----------------------------------------------------------------------
                    GWFS Equities                         Class R4     10.89%          --
                   ----------------------------------------------------------------------
                    Wacovia Bank                          Class R4     85.99%          --
-----------------------------------------------------------------------------------------
Global Technology   RiverSource Investments               Class I     100.00%          --
                   ----------------------------------------------------------------------
                    Charles Schwab                        Class A      17.06%          --
                                                          Class R4     99.68%
-----------------------------------------------------------------------------------------
International       Charles Schwab                        Class A      16.57%          --
Aggressive
Growth                                                    Class R4     13.95%
                   ----------------------------------------------------------------------
                    New York Life Trust Company           Class R4     80.44%          --
                   ----------------------------------------------------------------------
                    Portfolio Builder Aggressive Fund     Class I      19.45%    35.19%(b)
                   ----------------------------------------------------------------------
                    Portfolio Builder Moderate Fund       Class I      20.34%          --
                   ----------------------------------------------------------------------
                    Portfolio Builder Moderate            Class I      31.59%          --
                    Aggressive Fund
                   ----------------------------------------------------------------------
                    Portfolio Builder Moderate            Class I       5.21%          --
                    Conservative Fund
                   ----------------------------------------------------------------------
                    Portfolio Builder Total Equity Fund   Class I      22.03%          --
-----------------------------------------------------------------------------------------
International       RiverSource Investments               Class R4     12.43%    37.24%(b)
Equity
                   ----------------------------------------------------------------------
                    Charles Schwab                        Class A      11.43%          --
                                                          Class R4     87.57%
                   ----------------------------------------------------------------------
                    Daniel and Linda L. Miklovic, St.     Class C       6.29%          --
                    Louis, MO
                   ----------------------------------------------------------------------
                    Portfolio Builder Aggressive Fund     Class I      19.43%          --
                   ----------------------------------------------------------------------
                    Portfolio Builder Moderate Fund       Class I      20.35%          --
                   ----------------------------------------------------------------------
                    Portfolio Builder Moderate            Class I      31.57%          --
                    Aggressive Fund
                   ----------------------------------------------------------------------
                    Portfolio Builder Moderate            Class I       5.22%          --
                    Conservative Fund
                   ----------------------------------------------------------------------
                    Portfolio Builder Total Equity Fund   Class I      22.03%          --
-----------------------------------------------------------------------------------------



Statement of Additional Information - Dec. 28, 2007                     Page 176

                                                                                 PERCENT
                                                               FUND SHARES       OF FUND
                                                          --------------------     (if
                                                            SHARE    PERCENTA-   greater
 FUND                 SHAREHOLDER NAME, CITY AND STATE     CLASS(A)      GE     than 25%)
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
International       RiverSource Investments               Class R2    100.00%          --
Opportunity
                                                          Class R3    100.00%
                                                          Class R5    100.00%
                   ----------------------------------------------------------------------
                    Charles Schwab                        Class A      13.21%          --
                                                          Class R4     52.52%
                   ----------------------------------------------------------------------
                    GWFS Equities                         Class R4     47.48%          --
                   ----------------------------------------------------------------------
                    Portfolio Builder Aggressive Fund     Class I      19.46%          --
                   ----------------------------------------------------------------------
                    Portfolio Builder Moderate Fund       Class I      20.32%          --
                   ----------------------------------------------------------------------
                    Portfolio Builder Moderate            Class I      31.59%          --
                    Aggressive Fund
                   ----------------------------------------------------------------------
                    Portfolio Builder Moderate            Class I       5.21%          --
                    Conservative Fund
                   ----------------------------------------------------------------------
                    Portfolio Builder Total Equity Fund   Class I      22.02%          --
-----------------------------------------------------------------------------------------
International       Charles Schwab                        Class A      22.71%          --
Select Value
                                                          Class R4     98.85%
                   ----------------------------------------------------------------------
                    Portfolio Builder Aggressive Fund     Class I      19.46%          --
                   ----------------------------------------------------------------------
                    Portfolio Builder Moderate Fund       Class I      20.33%          --
                   ----------------------------------------------------------------------
                    Portfolio Builder Moderate            Class I      31.59%          --
                    Aggressive Fund
                   ----------------------------------------------------------------------
                    Portfolio Builder Moderate            Class I       5.22%          --
                    Conservative Fund
                   ----------------------------------------------------------------------
                    Portfolio Builder Total Equity Fund   Class I      22.01%          --
-----------------------------------------------------------------------------------------
International       RiverSource Investments               Class R4     12.05%          --
Small Cap
                   ----------------------------------------------------------------------
                    Charles Schwab                        Class A      20.56%          --
                                                          Class R4     87.89%
                   ----------------------------------------------------------------------
                    Portfolio Builder Aggressive Fund     Class I      19.48%          --
                   ----------------------------------------------------------------------
                    Portfolio Builder Moderate Fund       Class I      20.45%          --
                   ----------------------------------------------------------------------
                    Portfolio Builder Moderate            Class I      31.45%          --
                    Aggressive Fund
                   ----------------------------------------------------------------------
                    Portfolio Builder Moderate            Class I       5.20%          --
                    Conservative Fund
                   ----------------------------------------------------------------------
                    Portfolio Builder Total Equity Fund   Class I      21.98%          --
-----------------------------------------------------------------------------------------
FUNDS WITH FISCAL PERIOD ENDING NOVEMBER 30
-----------------------------------------------------------------------------------------
Intermediate Tax-   Charles Schwab                        Class A       9.90%          --
Exempt
-----------------------------------------------------------------------------------------
Mid Cap Growth      RiverSource Investments               Class I     100.00%          --
                   ----------------------------------------------------------------------
                    Ameriprise Trust Company              Class R4     56.81%          --
                   ----------------------------------------------------------------------
                    Charles Schwab                        Class A       5.29%          --
                   ----------------------------------------------------------------------
                    Charles Schwab Trust Company,         Class R4     16.91%          --
                    San Francisco, CA
                   ----------------------------------------------------------------------
                    GWFS Equities,                        Class R4     24.73%          --
-----------------------------------------------------------------------------------------
Tax-Exempt Bond     J. Hayley Stephens, Calhoun, GA       Class C       6.73%          --
-----------------------------------------------------------------------------------------
Tax-Exempt High     None                                  --               --          --
Income
-----------------------------------------------------------------------------------------
FUNDS WITH FISCAL PERIOD ENDING DECEMBER 31
-----------------------------------------------------------------------------------------
Tax-Exempt Money    None                                  --               --          --
Market
-----------------------------------------------------------------------------------------






(a)     Effective Dec. 11, 2006 Class Y was renamed Class R4.


(b) Combination of RiverSource Investments initial capital and affiliated funds-of-funds' investments in Class I shares.


A fund may serve as an underlying investment of funds-of-funds that principally invest in shares of other RiverSource funds (the underlying funds). The underlying funds and the funds-of-funds share the same officers, Board members, and investment manager, RiverSource Investments. The funds-of-funds do not invest in an underlying fund for the purpose of exercising management or control; however, from time to time, investments by the funds-of-funds in a fund may represent a significant portion of a fund. Because the funds-of-funds may own a substantial portion of the shares of a fund, procedures have been put into place to assure that public shareholders will determine the outcome of all actions taken at underlying fund


Statement of Additional Information - Dec. 28, 2007                     Page 177
shareholder meetings. In proxy voting, the funds-of-funds will vote on each proposal in the same proportion that other shareholders vote on the proposal.

In addition, Ameriprise Financial or an affiliate may own shares of a fund as a result of an initial capital investment at the inception of the fund or class. To the extent RiverSource Investments, as manager of the funds-of-funds, may be deemed a beneficial owner of the shares of an underlying fund held by the funds-of-funds, and such shares, together with any initial capital investment by Ameriprise Financial or an affiliate represent more than 25% of a fund, RiverSource Investments and its affiliated companies may be deemed to control the fund.

INFORMATION REGARDING PENDING AND SETTLED LEGAL PROCEEDINGS

In June 2004, an action captioned John E. Gallus et al. v. American Express Financial Corp. and American Express Financial Advisors Inc., was filed in the United States District Court for the District of Arizona. The plaintiffs allege that they are investors in several American Express Company mutual funds and they purport to bring the action derivatively on behalf of those funds under the Investment Company Act of 1940. The plaintiffs allege that fees allegedly paid to the defendants by the funds for investment advisory and administrative services are excessive. The plaintiffs seek remedies including restitution and rescission of investment advisory and distribution agreements. The plaintiffs voluntarily agreed to transfer this case to the United States District Court for the District of Minnesota. In response to defendant's motion to dismiss the complaint, the Court dismissed one of plaintiffs' four claims and granted plaintiffs limited discovery. Defendants moved for summary judgment in April 2007. Summary judgment was granted in the defendants' favor on July 9, 2007. The plaintiffs filed a notice of appeal with the Eighth Circuit Court of Appeals on Aug. 8, 2007.

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)), the parent company of RiverSource Investments, LLC (RiverSource Investments), entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce
(MDOC) related to market timing activities. In connection with these matters, the SEC and MDOC issued orders (the Orders) alleging that AEFC violated certain provisions of the federal and Minnesota securities laws by failing to adequately disclose market timing activities by allowing certain identified market timers to continue to market time contrary to disclosures in mutual fund and variable annuity product prospectuses. The Orders also alleged that AEFC failed to implement procedures to detect and prevent market timing in 401(k) plans for employees of AEFC and related companies and failed to adequately disclose that there were no such procedures. Pursuant to the MDOC Order, the MDOC also alleged that AEFC allowed inappropriate market timing to occur by failing to have written policies and procedures and failing to properly supervise its employees.

As a result of the Orders, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. Pursuant to the terms of the Orders, AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to make presentations at least annually to its board of directors and the relevant mutual funds' board that include an overview of policies and procedures to prevent market timing, material changes to these policies and procedures and whether disclosures related to market timing are consistent with the SEC order and federal securities laws. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at http://www.sec.gov/litigation/admin/ia-2451.pdf. In addition, AEFC agreed to complete and submit to the MDOC a compliance review of its procedures regarding market timing within one year of the MDOC Order, including a summary of actions taken to ensure compliance with applicable laws and regulations and certification by a senior officer regarding compliance and supervisory procedures.

Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the RiverSource Funds' Boards of Directors/Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.



Statement of Additional Information - Dec. 28, 2007                     Page 178

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The financial statements for the fiscal year ended July 31, 2007 or later contained in a fund's Annual Report were audited by the independent registered public accounting firm, Ernst & Young LLP, 220 South 6th Street, Suite 1400, Minneapolis, MN 55402. The information for periods ended on or before June 30, 2007 was audited by KPMG LLP. The independent registered public accounting firm also provides other accounting and tax-related services as requested by the fund.



Statement of Additional Information - Dec. 28, 2007                     Page 179

                                                                      APPENDIX A

                             DESCRIPTION OF RATINGS

STANDARD & POOR'S LONG-TERM DEBT RATINGS.
A Standard & Poor's corporate or municipal debt rating is a current assessment of the creditworthiness of an obligor with respect to a specific obligation. This assessment may take into consideration obligors such as guarantors, insurers, or lessees.

The debt rating is not a recommendation to purchase, sell, or hold a security, inasmuch as it does not comment as to market price or suitability for a particular investor.

The ratings are based on current information furnished by the issuer or obtained by S&P from other sources it considers reliable. S&P does not perform an audit in connection with any rating and may, on occasion, rely on unaudited financial information. The ratings may be changed, suspended, or withdrawn as a result of changes in, or unavailability of such information or based on other circumstances.

The ratings are based, in varying degrees, on the following considerations:

   - Likelihood of default capacity and willingness of the obligor as to the timely payment of interest and repayment of principal in accordance with the terms of the obligation.

   - Nature of and provisions of the obligation.

   - Protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.

INVESTMENT GRADE
Debt rated AAA has the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong.

Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in a small degree.

Debt rated A has a strong capacity to pay interest and repay principal, although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.

Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher-rated categories.

SPECULATIVE GRADE
Debt rated BB, B, CCC, CC, and C is regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal. BB indicates the least degree of speculation and C the highest. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major exposures to adverse conditions.

Debt rated BB has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions that could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category also is used for debt subordinated to senior debt that is assigned an actual or implied BBB- rating.

Debt rated B has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category also is used for debt subordinated to senior debt that is assigned an actual or implied BB or BB-rating.

Debt rated CCC has a currently identifiable vulnerability to default and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The CCC rating category also is used for debt subordinated to senior debt that is assigned an actual or implied B or B- rating.

Debt rated CC typically is applied to debt subordinated to senior debt that is assigned an actual or implied CCC rating.

Debt rated C typically is applied to debt subordinated to senior debt that is assigned an actual or implied CCC rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

The rating CI is reserved for income bonds on which no interest is being paid.



Statement of Additional Information - Dec. 28, 2007                          A-1

Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due, even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

MOODY'S LONG-TERM DEBT RATINGS
Aaa - Bonds that are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk. Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa - Bonds that are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present that make the long-term risk appear somewhat larger than in Aaa securities.

A - Bonds that are rated A possess many favorable investment attributes and are to be considered as upper-medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present that suggest a susceptibility to impairment some time in the future.

Baa - Bonds that are rated Baa are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba - Bonds that are rated Ba are judged to have speculative elements - their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B - Bonds that are rated B generally lack characteristics of a desirable investment. Assurance of interest and principal payments or maintenance of other terms of the contract over any long period of time may be small.

Caa - Bonds that are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca - Bonds that are rated Ca represent obligations that are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C - Bonds that are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

FITCH'S LONG-TERM DEBT RATINGS
Fitch's bond ratings provide a guide to investors in determining the credit risk associated with a particular security. The ratings represent Fitch's assessment of the issuer's ability to meet the obligations of a specific debt issue in a timely manner.

The rating takes into consideration special features of the issue, its relationship to other obligations of the issuer, the current and prospective financial condition and operating performance of the issuer and any guarantor, as well as the economic and political environment that might affect the issuer's future financial strength and credit quality.

Fitch ratings do not reflect any credit enhancement that may be provided by insurance policies or financial guaranties unless otherwise indicated.

Fitch ratings are not recommendations to buy, sell or hold any security. Ratings do not comment on the adequacy of market price, the suitability of any security for a particular investor, or the tax-exempt nature of taxability of payments made in respect of any security.

Fitch ratings are based on information obtained from issuers, other obligors, underwriters, their experts, and other sources Fitch believes to be reliable. Fitch does not audit or verify the truth or accuracy of such information. Ratings may be changed, suspended, or withdrawn as a result of changes in, or the unavailability of, information or for other reasons.

INVESTMENT GRADE
AAA: Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.



Statement of Additional Information - Dec. 28, 2007                          A-2

AA: Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated AAA. Because bonds rated in the AAA and AA categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated F-1+.

A: Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

BBB: Bonds considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds and, therefore, impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

SPECULATIVE GRADE
BB: Bonds are considered speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified, which could assist the obligor in satisfying its debt service requirements.

B: Bonds are considered highly speculative. While bonds in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor's limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

CCC: Bonds have certain identifiable characteristics that, if not remedied, may lead to default. The ability to meet obligations requires an advantageous business and economic environment.

CC: Bonds are minimally protected. Default in payment of interest and/or principal seems probable over time.

C: Bonds are in imminent default in payment of interest or principal.

DDD, DD, and D: Bonds are in default on interest and/or principal payments. Such bonds are extremely speculative and should be valued on the basis of their ultimate recovery value in liquidation or reorganization of the obligor. DDD represents the highest potential for recovery on these bonds, and D represents the lowest potential for recovery.

SHORT-TERM RATINGS

STANDARD & POOR'S COMMERCIAL PAPER RATINGS
A Standard & Poor's commercial paper rating is a current assessment of the likelihood of timely payment of debt considered short-term in the relevant market.

Ratings are graded into several categories, ranging from A-1 for the highest quality obligations to D for the lowest. These categories are as follows:

A-1 This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

A-2 Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.

A-3 Issues carrying this designation have adequate capacity for timely payment. They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

B Issues are regarded as having only speculative capacity for timely payment.

C This rating is assigned to short-term debt obligations with doubtful capacity for payment.

D Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due, even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period.

STANDARD & POOR'S MUNI BOND AND NOTE RATINGS
An S&P municipal bond or note rating reflects the liquidity factors and market-access risks unique to these instruments. Notes maturing in three years or less will likely receive a note rating. Notes maturing beyond three years will most likely receive a long-term debt rating.



Statement of Additional Information - Dec. 28, 2007                          A-3

Note rating symbols and definitions are as follows:

SP-1 Strong capacity to pay principal and interest. Issues determined to possess very strong characteristics are given a plus (+) designation.

SP-2 Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

SP-3 Speculative capacity to pay principal and interest.

Municipal bond rating symbols and definitions are as follows:

Standard & Poor's rating SP-1 indicates very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics will be given a plus (+) designation.

Standard & Poor's rating SP-2 indicates satisfactory capacity to pay principal and interest.

Standard & Poor's rating SP-3 indicates speculative capacity to pay principal and interest.

MOODY'S SHORT-TERM RATINGS
Moody's short-term debt ratings are opinions of the ability of issuers to repay punctually senior debt obligations. These obligations have an original maturity not exceeding one year, unless explicitly noted.

Moody's employs the following three designations, all judged to be investment grade, to indicate the relative repayment ability of rated issuers:

Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics: (i) leading market positions in well-established industries, (ii) high rates of return on funds employed, (iii) conservative capitalization structure with moderate reliance on debt and ample asset protection, (iv) broad margins in earnings coverage of fixed financial charges and high internal cash generation, and (v) well established access to a range of financial markets and assured sources of alternate liquidity.

Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above, but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

Issuers rated Not Prime do not fall within any of the Prime rating categories.

MOODY'S SHORT-TERM MUNI BONDS AND NOTES
Short-term municipal bonds and notes are rated by Moody's. The ratings reflect the liquidity concerns and market access risks unique to notes.

Moody's MIG 1/VMIG 1 indicates the best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

Moody's MIG 2/VMIG 2 indicates high quality. Margins of protection are ample although not so large as in the preceding group.

Moody's MIG 3/VMIG 3 indicates favorable quality. All security elements are accounted for but there is lacking the undeniable strength of the preceding grades. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

Moody's MIG 4/VMIG 4 indicates adequate quality. Protection commonly regarded as required of an investment security is present and although not distinctly or predominantly speculative, there is specific risk.

FITCH'S SHORT-TERM RATINGS
Fitch's short-term ratings apply to debt obligations that are payable on demand or have original maturities of generally up to three years, including commercial paper, certificates of deposit, medium-term notes, and municipal and investment notes. The


Statement of Additional Information - Dec. 28, 2007                          A-4
short-term rating places greater emphasis than a long-term rating on the existence of liquidity necessary to meet the issuer's obligations in a timely manner.

Fitch short-term ratings are as follows:

F-1+: Exceptionally Strong Credit Quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

F-1: Very Strong Credit Quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated F-1+.

F-2: Good Credit Quality. Issues assigned this rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as for issues assigned F-1+ and F-1 ratings.

F-3: Fair Credit Quality. Issues assigned this rating have characteristics suggesting that the degree of assurance for timely payment is adequate, however, near-term adverse changes could cause these securities to be rated below investment grade.

F-S: Weak Credit Quality. Issues assigned this rating have characteristics suggesting a minimal degree of assurance for timely payment and are vulnerable to near-term adverse changes in financial and economic conditions.

D: Default. Issues assigned this rating are in actual or imminent payment default.



Statement of Additional Information - Dec. 28, 2007                          A-5

                                                                      APPENDIX B

                             STATE TAX-EXEMPT FUNDS
                               STATE RISK FACTORS

California Tax-Exempt Fund, Massachusetts Tax-Exempt Fund, Michigan Tax-Exempt Fund, Minnesota Tax-Exempt Fund, New York Tax-Exempt Fund and Ohio Tax-Exempt Fund invest primarily in the municipal securities issued by a single state and political sub-divisions that state. Each Fund will be particularly affected by political and economic conditions and developments in the state in which it invests. This vulnerability to factors affecting the state's tax-exempt investments will be significantly greater than that of more geographically diversified funds, which may result in greater losses and volatility. Because of the relatively small number of issuers of tax-exempt securities, the Fund may invest a higher percentage of assets in a single issuer and, therefore, be more exposed to the risk of loss by investing in a few issuers than a fund that invests more broadly. At times, the Fund and other accounts managed by the investment manager may own all or most of the debt of a particular issuer. This concentration of ownership may make it more difficult to sell, or to determine the fair value of, these investments. In addition, a Fund may concentrate in a segment of the tax-exempt debt market, such as revenue bonds for health care facilities, housing or airports. These investments may cause the value of a fund's shares to change more than the values of funds' shares that invest in more diversified investments. The yields on the securities in which the Fund invests generally are dependent on a variety of factors, including the financial condition of the issuer or other obligor, the revenue source from which the debt service is payable, general economic and monetary conditions, conditions in the relevant market, the size of a particular issue, the maturity of the obligation, and the rating of the issue. In addition to such factors, geographically concentrated securities will experience particular sensitivity to local conditions, including political and economic changes, adverse conditions to an industry significant to the area, and other developments within a particular locality. Because many tax-exempt bonds may be revenue or general obligations of local governments or authorities, ratings on tax-exempt bonds may be different from the ratings given to the general obligation bonds of a particular state.

Certain events may adversely affect all investments within a particular market segment of the market. Examples include litigation, legislation or court decisions, concerns about pending or contemplated litigation, legislation or court decisions, or lower demand for the services or products provided by a particular market segment. Investing mostly in state-specific tax-exempt investments makes the Fund more vulnerable to that state's economy and to factors affecting tax-exempt issuers in that state than would be true for more geographically diversified funds. These risks include, among others:

    - the inability or perceived inability of a government authority to collect sufficient tax or other revenues to meet its payment obligations;

    - natural disasters and ecological or environmental concerns;

    - the introduction of constitutional or statutory limits on a tax-exempt issuer's ability to raise revenues or increase taxes;

    - the inability of an issuer to pay interest on or repay principal or securities in which the funds invest during recessionary periods; and

    - economic or demographic factors that may cause a decrease in tax or other revenues for a government authority or for private operators of publicly financed facilities.

More information about state specific risks may be available from official state resources.

The 1995 Minnesota Legislature enacted a statement of intent (codified at Minn. Stat. sec. 289A.50, subdivision 10) that interest on obligations of Minnesota governmental units and Indian tribes be included in net income of individuals, estates and trusts for Minnesota income tax purposes if a court determines that Minnesota's exemption of such interest unlawfully discriminates against interstate commerce because interest on obligations of governmental issuers located in other states is so included. This provision applies to taxable years that begin during or after the calendar year in which any such court decision becomes final, irrespective of the date on which the obligations were issued. Only two states have addressed whether a state's exemption of interest on its own bonds or those of its political subdivisions, but not of interest on the bonds of other states or their political subdivisions, unlawfully discriminates against interstate commerce or otherwise contravenes the United States Constitution. A court in Ohio decided in 1994 that the Ohio law was not unconstitutional. However, the Kentucky Court of Appeals held early in 2006 that the Kentucky law violated the Commerce Clause. The Kentucky Supreme Court declined to review this decision, however, the U.S. Supreme Court accepted certiorari in May 2007, and is expected to review the case in the fall of 2007. The Funds cannot predict the likelihood that interest on the Minnesota bonds held by the Funds would become taxable for Minnesota income tax purposes under
Section 289A.50, subdivision 10.

Similarly, the other State Tax-Exempt Funds cannot predict the likelihood that interest on state and municipal bonds held in such funds would become taxable under such applicable state law.

See "Taxes" for more information.



Statement of Additional Information - Dec. 28, 2007                          B-1

                                                                      APPENDIX C

                               S&P 500 INDEX FUND

                 ADDITIONAL INFORMATION ABOUT THE S&P 500 INDEX

The Fund is not sponsored, endorsed, sold or promoted by S&P. S&P makes no representation or warranty, express or implied, to the shareholders of the Fund or any member of the public regarding the advisability of investing in securities generally or in the Fund particularly or the ability of the S&P 500 Index to track general stock market performance. S&P's only relationship to the Fund is the licensing of certain trademarks and trade names of S&P and of the S&P 500 Index, which are determined, composed and calculated by S&P without regard to the Fund. S&P has no obligation to take the needs of the Fund or its shareholders into consideration in determining, composing or calculating the S&P 500 Index. S&P is not responsible for and has not participated in the determination of the prices and amount of the Fund or the timing of the issuance or sale of the Fund or in the determination or calculation of the equation by which the Fund's shares are to be converted into cash. S&P has no obligation or liability in connection with the administration, marketing or trading of Fund shares.

S&P DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE S&P 500 INDEX OR ANY DATA INCLUDED THEREIN (THE S&P INDEX) AND S&P SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS OR INTERRUPTIONS THEREIN. S&P MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE FUND, ITS SHAREHOLDERS OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE S&P INDEX OR ANY DATA INCLUDED THEREIN. S&P MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE S&P INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL S&P HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

                                                               S-6500 AE (12/07)




Statement of Additional Information - Dec. 28, 2007                          C-1

INVESTMENTS IN SECURITIES

OCT. 31, 2007
(Percentages represent value of investments compared to net assets)

BONDS (36.1%)
                                   COUPON       PRINCIPAL
ISSUER                              RATE          AMOUNT                   VALUE(A)
ASSET-BACKED (15.9%)
Capital Auto Receivables Asset Trust
 Series 2006-SN1A Cl A4B
  03-20-10                           5.20%       $1,500,000(d,e)         $1,492,943
Citibank Credit Card Issuance Trust
 Series 2003-A9 Cl A9
  11-22-10                           5.59           455,000(e)              454,579
Citibank Credit Card Issuance Trust
 Series 2007-A1 Cl A1
  03-22-12                           5.20         1,000,000(e)              994,531
College Loan Corp Trust
 Series 2003-2 Cl A3
  07-25-13                           5.28           965,607(e)              962,589
College Loan Corp Trust
 Series 2004-1 Cl A2
  04-25-16                           5.19         2,500,000(e)            2,497,500
Countrywide Asset-backed Ctfs
 Series 2007-7 Cl 2A2
  10-25-37                           5.03         1,000,000(e)              984,531
Countrywide Home Equity Loan Trust
 Series 2005-H Cl 2A (FGIC)
  12-15-35                           5.33           218,119(e,g)            211,131
Countrywide Home Equity Loan Trust
 Series 2005-M Cl A2 (MBIA)
  02-15-36                           5.21           288,356(e,g)            288,307
Ford Credit Floorplan Master Owner Trust
 Series 2006-3 Cl A
  06-15-11                           5.27           900,000(e)              894,859
Keycorp Student Loan Trust
 Series 2003-A Cl 2A2 (MBIA)
  10-25-25                           5.39           895,134(e,g)            889,679
Nissan Auto Receivables Owner Trust
 Series 2003-C Cl A5
  03-16-09                           3.21            68,156                  68,099
Northstar Education Finance
 Series 2007-1 Cl A2
  01-29-46                           5.03           750,000(e)              746,719
Providian Master Note Trust
 Series 2006-A1A Cl A
  01-15-13                           5.12         1,000,000(d,e)            989,810

BONDS (CONTINUED)
                                   COUPON       PRINCIPAL
ISSUER                              RATE          AMOUNT                   VALUE(A)
ASSET-BACKED (CONT.)
Residential Asset Securities
 Series 2006-KS2 Cl A2
  03-25-36                           5.00%         $800,000(e)             $793,250
SLM Student Loan Trust
 Series 2003-10A Cl A2
  12-16-19                           5.85         1,000,000(d,e)          1,000,469
SLM Student Loan Trust
 Series 2004-3 Cl A3
  04-25-16                           5.17           829,594(e)              829,255
SLM Student Loan Trust
 Series 2005-5 Cl A1
  01-25-18                           5.08            95,656(e)               95,667
SLM Student Loan Trust
 Series 2005-5 Cl A2
  10-25-21                           5.16         1,000,000(e)              981,563
SLM Student Loan Trust
 Series 2005-B Cl A1
  12-16-19                           5.73           843,108(e)              837,707
SLM Student Loan Trust
 Series 2006-2 Cl A2
  01-25-17                           5.08           164,653(e)              164,652
SLM Student Loan Trust
 Series 2006-5 Cl A2
  07-25-17                           5.07           939,905(e)              934,325
SLM Student Loan Trust
 Series 2006-A Cl A1
  03-16-20                           5.71         1,798,075(e)            1,798,075
SLM Student Loan Trust
 Series 2006-C Cl A2
  09-15-20                           5.74         1,000,000(e)              982,969
SLM Student Loan Trust
 Series 2007-2 Cl A2
  07-25-17                           5.08         1,000,000(e)              968,125
Structured Asset Investment Loan Trust
 Series 2006-1 Cl A1
  01-25-36                           4.95            90,113(e)               89,860
                                                                    ---------------
Total                                                                    20,951,194
-----------------------------------------------------------------------------------

                            See accompanying notes to investments in securities.
--------------------------------------------------------------------------------

             RIVERSOURCE ADVANCED ALPHA(SM) STRATEGIES -- 2007 ANNUAL REPORT  15

BONDS (CONTINUED)
                                   COUPON       PRINCIPAL
ISSUER                              RATE          AMOUNT                   VALUE(A)

COMMERCIAL MORTGAGE-BACKED (2.7%)(f)
Commercial Mtge Pass-Through Ctfs
 Series 2007-FL14 Cl MKL1
  06-15-22                           5.67%         $250,000(d,e)           $249,053
First Union-Lehman Brothers-
 Bank of America
 Series 1998-C2 Cl A2
  11-18-35                           6.56           974,553                 975,439
Morgan Stanley Capital I
 Series 2003-IQ6 Cl A1
  12-15-41                           2.80           482,252                 479,557
TrizecHahn Office Properties Trust
 Series 2001-TZHA Cl C3
  03-15-13                           6.52         1,363,412(d)            1,364,694
Wachovia Bank Commercial Mtge Trust
 Series 2005-C17 Cl A1
  03-15-42                           4.43           454,512                 453,014
                                                                    ---------------
Total                                                                     3,521,757
-----------------------------------------------------------------------------------

MORTGAGE-BACKED (2.4%)(f)
Deutsche Bank Alternate Mtge Loan Trust
 Collateralized Mtge Obligation
 Series 2006-AR6 Cl A3
  02-25-37                           4.96           519,399(e)              515,976
Downey Savings & Loan Assn
 Mtge Loan Trust Collateralized
 Mtge Obligation
 Series 2006-AR2 Cl 2AB1
  11-19-37                           5.11           720,616(k)              709,040
Harborview Mtge Loan Trust
 Collateralized Mtge Obligation
 Series 2006-12 Cl 2A11
  01-19-38                           5.11           862,679(k)              859,400
Harborview Mtge Loan Trust
 Collateralized Mtge Obligation
 Series 2006-8 Cl 2A1B
  08-21-36                           5.25         1,066,964(k)            1,019,537
                                                                    ---------------
Total                                                                     3,103,953
-----------------------------------------------------------------------------------

AUTOMOTIVE (0.3%)
American Honda Finance
  07-11-08                           5.33           400,000(d,e)            400,302
-----------------------------------------------------------------------------------

BONDS (CONTINUED)
                                   COUPON       PRINCIPAL
ISSUER                              RATE          AMOUNT                   VALUE(A)

BANKING (4.7%)
ANZ Natl Intl
  08-07-09                           5.40%         $750,000(c,d,e)         $747,420
Bank of America
 Sr Nts
  02-17-09                           5.67           640,000(e)              640,673
Citigroup
  06-09-09                           5.86           640,000(e)              640,449
JPMorgan Chase & Co
 Sr Nts
  12-22-08                           5.26           400,000(e)              399,324
  03-09-09                           5.90           250,000(e)              249,985
Rabobank Nederland
 Sr Nts
  01-15-09                           5.26           600,000(c,d,e)          599,242
Santander US Debt Unipersonal
 Bank Guaranteed
  09-19-08                           5.30           640,000(c,d,e)          639,624
Wachovia
 Sr Nts
  10-28-08                           5.03           640,000(e)              639,493
Washington Mutual
 Sr Unsecured
  01-15-10                           5.54           750,000(e)              736,020
Wells Fargo & Co
  03-10-08                           5.76           640,000(e)              640,316
World Savings Bank FSB
 Sr Nts
  03-02-09                           5.75           400,000(e)              401,181
                                                                    ---------------
Total                                                                     6,333,727
-----------------------------------------------------------------------------------

BROKERAGE (2.5%)
Bear Stearns Companies
  03-30-09                           5.29           750,000(e)              743,516
Credit Suisse First Boston USA
  12-09-08                           5.85           640,000(e)              639,723
Lehman Brothers Holdings
  10-22-08                           5.27           640,000(e)              636,749
Merrill Lynch & Co
  08-22-08                           5.59           640,000(e)              638,188
Morgan Stanley
 Sr Unsecured
  02-09-09                           5.47           640,000(e)              637,987
                                                                    ---------------
Total                                                                     3,296,163
-----------------------------------------------------------------------------------

See accompanying notes to investments in securities.
--------------------------------------------------------------------------------

 16 RIVERSOURCE ADVANCED ALPHA(SM) STRATEGIES -- 2007 ANNUAL REPORT

BONDS (CONTINUED)
                                   COUPON       PRINCIPAL
ISSUER                              RATE          AMOUNT                   VALUE(A)

CONSTRUCTION MACHINERY (0.8%)
Caterpillar Financial Services
  10-28-08                           5.08%         $400,000(e)             $399,153
John Deere Capital
  06-10-08                           5.85           640,000(e)              641,186
                                                                    ---------------
Total                                                                     1,040,339
-----------------------------------------------------------------------------------

FOOD AND BEVERAGE (0.5%)
Diageo Capital
  11-10-08                           5.48           640,000(c,e)            638,532
-----------------------------------------------------------------------------------

HEALTH CARE (0.6%)
Cardinal Health
 Sr Unsecured
  10-02-09                           5.50           750,000(d,e)            751,332
-----------------------------------------------------------------------------------

INDEPENDENT ENERGY (0.6%)
Anadarko Petroleum
 Sr Unsecured
  09-15-09                           6.09           750,000(e)              746,774
-----------------------------------------------------------------------------------

LIFE INSURANCE (1.3%)
ING Security Life Institutional Funding
  01-14-08                           5.32           640,000(d,e)            640,492
Pacific Life Global Funding
  11-13-08                           5.59           400,000(d,e)            400,080
Pricoa Global Funding 1
  09-12-08                           5.71           640,000(d,e)            639,748
                                                                    ---------------
Total                                                                     1,680,320
-----------------------------------------------------------------------------------

MEDIA CABLE (0.6%)
Comcast
  07-14-09                           5.54           750,000(e)              746,994
-----------------------------------------------------------------------------------

NON CAPTIVE DIVERSIFIED (0.5%)
General Electric Capital
  12-01-08                           5.73           640,000(e)              640,086
-----------------------------------------------------------------------------------

OTHER FINANCIAL INSTITUTIONS (0.5%)
Berkshire Hathaway Finance
  01-11-08                           5.30           640,000(e)              640,632
-----------------------------------------------------------------------------------

PROPERTY & CASUALTY (0.5%)
Allstate Life Global Funding Trusts
 Secured
  11-14-07                           5.60           640,000(e)              639,985
-----------------------------------------------------------------------------------

BONDS (CONTINUED)
                                   COUPON       PRINCIPAL
ISSUER                              RATE          AMOUNT                   VALUE(A)

RETAILERS (0.6%)
Home Depot
 Sr Unsecured
  12-16-09                           5.82%         $750,000(e)             $740,744
-----------------------------------------------------------------------------------

WIRELINES (1.1%)
BellSouth Sr Unsecured
  08-15-08                           5.66           750,000(e)              749,307
Telefonica Emisiones
  06-19-09                           5.89           750,000(c,e)            750,383
                                                                    ---------------
Total                                                                     1,499,690
-----------------------------------------------------------------------------------

TOTAL BONDS
(Cost: $47,585,964)                                                     $47,372,524
-----------------------------------------------------------------------------------

MONEY MARKET FUND (45.7%)
                                                  SHARES                   VALUE(A)
RiverSource Short-Term Cash Fund                 59,906,480(h)          $59,906,480
-----------------------------------------------------------------------------------

TOTAL MONEY MARKET FUND
(Cost: $59,906,480)                                                     $59,906,480
-----------------------------------------------------------------------------------

FLOATING RATE NOTES (2.3%)
                                                  AMOUNT
                                  EFFECTIVE     PAYABLE AT
ISSUER                              YIELD        MATURITY                  VALUE(A)
WhistleJacket Capital LLC
  02-25-08                           5.15%       $3,000,000(b)           $2,998,860
-----------------------------------------------------------------------------------

TOTAL FLOATING RATE NOTES
(Cost: $3,000,154)                                                       $2,998,860
-----------------------------------------------------------------------------------

SHORT-TERM SECURITIES (14.8%)
                                                  AMOUNT
                                  EFFECTIVE     PAYABLE AT
ISSUER                              YIELD        MATURITY                  VALUE(A)
ASSET-BACKED (3.0%)
Cullinan Finance
  11-21-07                           4.96%       $4,000,000(b)           $3,988,614
-----------------------------------------------------------------------------------

                            See accompanying notes to investments in securities.
--------------------------------------------------------------------------------

             RIVERSOURCE ADVANCED ALPHA(SM) STRATEGIES -- 2007 ANNUAL REPORT  17

SHORT-TERM SECURITIES (CONTINUED)
                                                  AMOUNT
                                  EFFECTIVE     PAYABLE AT
ISSUER                              YIELD        MATURITY                  VALUE(A)

COMMERCIAL PAPER (11.8%)
Alpine Securitization
  01-02-08                           4.67%       $4,000,000(j)           $3,967,998
Cheyne Finance LLC
  11-20-07                           4.99         2,000,000(b,i)          1,994,546
  12-11-07                           4.91         2,000,000(b,i)          1,989,040
Grampian Funding LLC
  12-14-07                           5.06         4,000,000(j)            3,975,740

SHORT-TERM SECURITIES (CONTINUED)
                                                  AMOUNT
                                  EFFECTIVE     PAYABLE AT
ISSUER                              YIELD        MATURITY                  VALUE(A)
COMMERCIAL PAPER (CONT.)
Sigma Finance
  11-29-07                           5.08%       $3,500,000(b)           $3,485,929
                                                                    ---------------
Total                                                                    15,413,253
-----------------------------------------------------------------------------------

TOTAL SHORT-TERM SECURITIES
(Cost: $19,396,606)                                                     $19,401,867
-----------------------------------------------------------------------------------

TOTAL INVESTMENTS IN SECURITIES
(Cost: $129,889,204)(l)                                                $129,679,731
===================================================================================

NOTES TO INVESTMENTS IN SECURITIES

(a) Securities are valued by using procedures described in Note 1 to the financial statements.

(b) Denotes investments in structured investment vehicles ("SIVs"). See Note 8 to the financial statements.

(c) Foreign security values are stated in U.S. dollars. For debt securities, principal amounts are denominated in U.S. dollar currency unless otherwise noted. At Oct. 31, 2007, the value of foreign securities represented 2.6% of net assets.

(d) Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the Fund's Board of Directors. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At Oct. 31, 2007, the value of these securities amounted to $9,915,209 or 7.6% of net assets.

(e) Interest rate varies either based on a predetermined schedule or to reflect current market conditions; rate shown is the effective rate on Oct. 31, 2007.

(f) Mortgage-backed securities represent direct or indirect participations in, or are secured by and payable from, mortgage loans secured by real property, and include single- and multi-class pass-through securities and collateralized mortgage obligations. These securities may be issued or guaranteed by U.S. government agencies or instrumentalities, or by private issuers, generally originators and investors in mortgage loans, including savings associations, mortgage bankers, commercial banks, investment bankers and special purpose entities. The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. Unless otherwise noted, the coupon rates presented are fixed rates.

(g) The following abbreviations are used in the portfolio security descriptions to identify the insurer of the issue:

     FGIC - Financial Guaranty Insurance Company

     MBIA - MBIA Insurance Corporation

(h)  Affiliated Money Market Fund - See Note 6 to the financial statements.

--------------------------------------------------------------------------------

 18 RIVERSOURCE ADVANCED ALPHA(SM) STRATEGIES -- 2007 ANNUAL REPORT

(i)  Identifies issues considered to be illiquid as to their marketability (see
     Note 1 to the financial statements). These securities have been fair valued according to procedures approved, in good faith, by the Fund's Board of Directors. Information concerning such security holdings at Oct. 31, 2007, is as follows:

                                                   ACQUISITION
SECURITY                                              DATES               COST
---------------------------------------------------------------------------------
Cheyne Finance LLC
   4.99% Commercial Paper 2007                      05-22-07           $1,994,527
   4.91% Commercial Paper 2007                      06-11-07            1,988,411

(j) Commercial paper sold within terms of a private placement memorandum, exempt from registration under Section 4(2) of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." This security has been determined to be liquid under guidelines established by the Fund's Board of Directors. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At Oct. 31, 2007, the value of these securities amounted to $7,943,738 or 6.1% of net assets.

(k) Adjustable rate mortgage; interest rate varies to reflect current market conditions; rate shown is the effective rate on Oct. 31, 2007.

(l) At Oct. 31, 2007, the cost of securities for federal income tax purposes was $129,889,204 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation                                                $29,455
Unrealized depreciation                                               (238,928)
------------------------------------------------------------------------------
Net unrealized depreciation                                          $(209,473)
------------------------------------------------------------------------------

See Notes 1 and 5 in the Notes to Financial Statements of this report for more detail on open forward foreign currency exchange contracts.

HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS
(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com/funds.

--------------------------------------------------------------------------------

             RIVERSOURCE ADVANCED ALPHA(SM) STRATEGIES -- 2007 ANNUAL REPORT  19

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
OCT. 31, 2007

ASSETS
Investments in securities, at value (Note 1)
   Unaffiliated issuers (identified cost $69,982,724)           $ 69,773,251
   Affiliated money market fund (identified cost
      $59,906,480) (Note 6)                                       59,906,480
----------------------------------------------------------------------------
Total investments in securities (identified cost
   $129,889,204)                                                 129,679,731
Capital shares receivable                                          1,382,872
Dividends and accrued interest receivable                            251,308
Unrealized appreciation on forward foreign currency
   contracts (Note 5)                                                438,850
----------------------------------------------------------------------------
Total assets                                                     131,752,761
----------------------------------------------------------------------------
LIABILITIES
Disbursements in excess of cash                                      316,463
Capital shares payable                                                 4,775
Unrealized depreciation on forward foreign currency
   contracts (Note 5)                                                273,350
Accrued investment management services fee                             3,154
Accrued distribution fee                                                  57
Accrued transfer agency fee                                               17
Accrued administrative services fee                                      284
Other accrued expenses                                                48,548
----------------------------------------------------------------------------
Total liabilities                                                    646,648
----------------------------------------------------------------------------
Net assets applicable to outstanding capital stock              $131,106,113
============================================================================

--------------------------------------------------------------------------------

 20 RIVERSOURCE ADVANCED ALPHA(SM) STRATEGIES -- 2007 ANNUAL REPORT

OCT. 31, 2007

REPRESENTED BY
Capital stock -- $.01 par value (Note 1)                        $    123,788
Additional paid-in capital                                       125,349,872
Undistributed net investment income                                   86,566
Accumulated net realized gain (loss)                               5,589,860
Unrealized appreciation (depreciation) on investments
   and on translation of assets and liabilities in foreign
   currencies (Note 5)                                               (43,973)
----------------------------------------------------------------------------
Total -- representing net assets applicable to outstanding
   capital stock                                                $131,106,113
============================================================================

Net assets applicable to outstanding
   shares:                                  Class A                            $  8,851,115
                                            Class B                            $     10,579
                                            Class C                            $    220,172
                                            Class I                            $121,969,554
                                            Class R4                           $     39,493
                                            Class R5                           $      9,975
                                            Class W                            $      5,225
Net asset value per share of outstanding
   capital stock:                           Class A shares(1)       836,275    $      10.58
                                            Class B shares            1,000    $      10.58
                                            Class C shares           20,826    $      10.57
                                            Class I shares       11,515,491    $      10.59
                                            Class R4 shares           3,733    $      10.58
                                            Class R5 shares             942    $      10.59
                                            Class W shares              494    $      10.58
-------------------------------------------------------------------------------------------

(1) The maximum offering price per share for Class A is $10.91. The offering price is calculated by dividing the net asset value by 1.0 minus the maximum sales charge of 3.00%.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------

             RIVERSOURCE ADVANCED ALPHA(SM) STRATEGIES -- 2007 ANNUAL REPORT  21

STATEMENT OF OPERATIONS
YEAR ENDED OCT. 31, 2007

INVESTMENT INCOME
Income:
Interest                                                        $4,419,836
Income distributions from affiliated money market fund (Note
   6)                                                              940,092
   Less foreign taxes withheld                                      (6,342)
--------------------------------------------------------------------------
Total income                                                     5,353,586
--------------------------------------------------------------------------
Expenses (Note 2):
Investment management services fee                                 887,341
Distribution fee
   Class A                                                          12,511
   Class B                                                             103
   Class C                                                             121
   Class W                                                              12
Transfer agency fee
   Class A                                                             196
   Class B                                                               3
   Class C                                                               4
   Class R4                                                              4
   Class W                                                              10
Service fee -- Class R4                                                  1
Administrative services fee                                         79,761
Plan administration services fee -- Class R4                            23
Compensation of board members                                        1,630
Custodian fees                                                       9,487
Printing and postage                                                22,625
Registration fees                                                   32,330
Professional fees                                                   34,028
Other                                                                3,328
--------------------------------------------------------------------------
Total expenses                                                   1,083,518
   Expenses waived/reimbursed by the Investment Manager and
      its affiliates (Note 2)                                           (5)
--------------------------------------------------------------------------
                                                                 1,083,513
   Earnings and bank fee credits on cash balances (Note 2)            (304)
--------------------------------------------------------------------------
Total net expenses                                               1,083,209
--------------------------------------------------------------------------
Investment income (loss) -- net                                  4,270,377
--------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) -- NET
Net realized gain (loss) on:
   Security transactions (Note 3)                               $   27,635
   Foreign currency transactions                                 5,627,397
   Payment from affiliate (Note 1)                                  44,795
--------------------------------------------------------------------------
Net realized gain (loss) on investments                          5,699,827
Net change in unrealized appreciation (depreciation) on
   investments
   and on translation of assets and liabilities in foreign
   currencies                                                     (119,494)
--------------------------------------------------------------------------
Net gain (loss) on investments and foreign currencies            5,580,333
--------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
   operations                                                   $9,850,710
==========================================================================

See accompanying notes to financial statements.

--------------------------------------------------------------------------------

 22 RIVERSOURCE ADVANCED ALPHA(SM) STRATEGIES -- 2007 ANNUAL REPORT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                        FOR THE PERIOD
                                                      YEAR ENDED      FROM JUNE 15, 2006*
                                                     OCT. 31, 2007     TO OCT. 31, 2006
OPERATIONS AND DISTRIBUTIONS
Investment income (loss) -- net                      $  4,270,377        $    846,221
Net realized gain (loss) on investments                 5,699,827             738,569
Net change in unrealized appreciation
   (depreciation) on
   investments and on translation of assets and
   liabilities in
   foreign currencies                                    (119,494)            107,402
-----------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
   from operations                                      9,850,710           1,692,192
-----------------------------------------------------------------------------------------
Distributions to shareholders from:
   Net investment income
      Class A                                            (203,734)           (124,233)
      Class B                                                (336)                (95)
      Class C                                                (605)                (95)
      Class I                                          (4,073,834)           (684,162)
      Class R4                                               (464)               (130)
      Class R5                                                (35)                N/A
      Class W                                                (179)                N/A
   Net realized gain
      Class A                                             (98,464)                 --
      Class B                                                 (99)                 --
      Class C                                                 (99)                 --
      Class I                                            (704,931)                 --
      Class R4                                                (99)                 --
      Class W                                                 (49)                N/A
-----------------------------------------------------------------------------------------
Total distributions                                    (5,082,928)           (808,715)
-----------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

             RIVERSOURCE ADVANCED ALPHA(SM) STRATEGIES -- 2007 ANNUAL REPORT  23

                                                                        FOR THE PERIOD
                                                      YEAR ENDED      FROM JUNE 15, 2006*
                                                     OCT. 31, 2007     TO OCT. 31, 2006
CAPITAL SHARE TRANSACTIONS (NOTE 4)
Proceeds from sales
   Class A shares (Note 2)                           $  8,607,654        $         --
   Class C shares                                         209,110                  --
   Class I shares                                      46,377,881          67,145,518
   Class R4 shares                                         28,800                  --
   Class R5 shares                                         10,000                 N/A
   Class W shares                                           5,000                 N/A
Reinvestment of distributions at net asset value
   Class A shares                                          20,454                  --
   Class C shares                                             261                  --
   Class I shares                                       4,778,225             684,028
   Class R4 shares                                             44                  --
Payments for redemptions
   Class A shares                                     (10,093,640)                 --
   Class I shares                                      (1,818,898)           (475,083)
-----------------------------------------------------------------------------------------
Increase (decrease) in net assets from capital
   share transactions                                  48,124,891          67,354,463
-----------------------------------------------------------------------------------------
Total increase (decrease) in net assets                52,892,673          68,237,940
Net assets at beginning of year (Note 1)               78,213,440           9,975,500**
-----------------------------------------------------------------------------------------
Net assets at end of year                            $131,106,113        $ 78,213,440
=========================================================================================
Undistributed net investment income                  $     86,566        $     50,581
-----------------------------------------------------------------------------------------

  * When shares became publicly available.
 ** Initial capital of $10,000,000 was contributed on June 8, 2006. The Fund had a decrease in net assets resulting from operations of $24,500 during the period from June 8, 2006 to June 15, 2006 (when shares became publicly available).

See accompanying notes to financial statements.

--------------------------------------------------------------------------------

 24 RIVERSOURCE ADVANCED ALPHA(SM) STRATEGIES -- 2007 ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

RiverSource Absolute Return Currency and Income Fund (the Fund) is a series of RiverSource Global Series, Inc. and is registered under the Investment Company Act of 1940 (as amended) as a non-diversified, open-end management investment company. RiverSource Global Series, Inc. has 10 billion authorized shares of capital stock that can be allocated among the separate series as designated by the Board. The Fund invests primarily in short-term debt obligations and forward foreign currency contracts. On June 8, 2006, Ameriprise Financial, Inc. (Ameriprise Financial), the parent company of RiverSource Investments, LLC (the Investment Manager) invested $10,000,000 in the Fund (996,000 shares for Class A, 1,000 shares for Class B, 1,000 shares for Class C, 1,000 shares for Class I and 1,000 shares for Class R4), which represented the initial capital for each class at $10 per share. On or about Aug. 31, 2007, Ameriprise Financial transferred its ownership interest in invested initial capital in the Fund to the Investment Manager. Operations commenced on June 15, 2006.

Prior to October 18, 2007, the Fund had not engaged in a broad public offering of its shares and was only available to certain limited institutional investors and to investors purchasing class W shares in authorized investment programs managed by investment professionals, including discretionary managed account programs.

The Fund offers Class A, Class B, Class C, Class I and Class R4 shares.

-  Class A shares are sold with a front-end sales charge.

- Class B shares may be subject to a contingent deferred sales charge (CDSC) and automatically convert to Class A shares during the ninth year of ownership.

-  Class C shares may be subject to a CDSC.

- Class I and Class R4 shares have no sales charge and are offered only to qualifying institutional investors.

Effective Dec. 1, 2006, the Fund offers an additional class of shares, Class W, offered through qualifying discretionary accounts. Class W shares are sold without a front-end sales charge or CDSC. At Oct. 31, 2007, the Investment Manager owned 100% of Class W shares.

Effective Dec. 11, 2006, the Board approved renaming Class Y as Class R4, terminating the shareholder servicing agreement, revising the fee structure under the transfer agent agreement from account-based to asset-based, and adopting a plan administration services agreement.

Effective Oct. 18, 2007, the Fund offers an additional class of shares, Class R5, to certain institutional investors. These shares are sold without a front-end sales

--------------------------------------------------------------------------------

             RIVERSOURCE ADVANCED ALPHA(SM) STRATEGIES -- 2007 ANNUAL REPORT 25 charge or CDSC. At Oct. 31, 2007, the Investment Manager owned 100% of Class R5 shares.

At Oct. 31, 2007, the Investment Manager owned 100% of Class B shares and the Investment Manager and the affiliated funds-of-funds owned 100% of Class I shares.

At Oct. 31, 2007, the Investment Manager and the affiliated funds-of-funds owned approximately 94% of the total outstanding Fund shares.

All classes of shares have identical voting, dividend and liquidation rights. Class specific expenses (e.g., distribution and service fees, transfer agency fees, plan administration fees) differ among classes. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets.

The Fund's significant accounting policies are summarized below:

USE OF ESTIMATES

Preparing financial statements that conform to U.S. generally accepted accounting principles requires management to make estimates (e.g., on assets, liabilities and contingent assets and liabilities) that could differ from actual results.

VALUATION OF SECURITIES

All securities are valued at the close of each business day. Securities traded on national securities exchanges or included in national market systems are valued at the last quoted sales price. Debt securities are generally traded in the over-the-counter market and are valued at a price that reflects fair value as quoted by dealers in these securities or by an independent pricing service. Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. The procedures adopted by the Board of Directors of the funds generally contemplate the use of fair valuation in the event that price quotations or valuations are not readily available, price quotations or valuations from other sources are not reflective of market value and thus deemed unreliable, or a significant event has occurred in relation to a security or class of securities (such as foreign equities) that is not reflected in price quotations or valuations from other sources. A fair value price is a good faith estimate of the value of a security at a given point in time. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange, including significant movements in the U.S. market after foreign exchanges have closed. Accordingly, in those situations, Ameriprise Financial, as administrator to the Fund, will fair value foreign equity securities pursuant to procedures adopted by the Board of Directors of the funds, including utilizing a third party pricing service to determine these fair values. These procedures take

--------------------------------------------------------------------------------

 26 RIVERSOURCE ADVANCED ALPHA(SM) STRATEGIES -- 2007 ANNUAL REPORT into account multiple factors, including movements in the U.S. securities markets, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the New York Stock Exchange. Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates; those maturing in 60 days or less are valued at amortized cost.

ILLIQUID SECURITIES

At Oct. 31, 2007, investments in securities included issues that are illiquid which the Fund currently limits to 15% of net assets, at market value, at the time of purchase. Prior to July 12, 2007, the Fund limited the percent held in securities and other instruments that were illiquid to 10% of the Fund's net assets. The aggregate value of such securities at Oct. 31, 2007 was $3,983,586 representing 3.04% of net assets. These securities may be valued at fair value according to procedures approved, in good faith, by the Board. According to board guidelines, certain unregistered securities are determined to be liquid and are not included within the 15% limitation specified above. Assets are liquid if they can be sold or disposed of in the ordinary course of business within seven days at approximately the value at which the asset is valued by the Fund.

SECURITIES PURCHASED ON A FORWARD-COMMITMENT BASIS

Delivery and payment for securities that have been purchased by the Fund on a forward-commitment basis, including when-issued securities and other forward-commitments, can take place one month or more after the transaction date. During this period, such securities are subject to market fluctuations, and they may affect the Fund's net assets the same as owned securities. The Fund designates cash or liquid securities at least equal to the amount of its forward-commitments. At Oct. 31, 2007, the Fund had no outstanding forward-commitments.

The Fund also enters into transactions to sell purchase commitments to third parties at current market values and concurrently acquires other purchase commitments for similar securities at later dates. As an inducement for the Fund to "roll over" its purchase commitments, the Fund receives negotiated amounts in the form of reductions of the purchase price of the commitment. The Fund records the incremental difference between the forward purchase and sale of each forward roll as realized gain or loss. Losses may arise due to changes in the value of the securities or if a counterparty does not perform under the terms of the agreement. If a counterparty files for bankruptcy or becomes insolvent, the Fund's right to repurchase or sell securities may be limited. The Fund did not enter into any mortgage dollar roll transactions during the year ended Oct. 31, 2007.

OPTION TRANSACTIONS

To produce incremental earnings, protect gains, and facilitate buying and selling of securities for investments, the Fund may buy and write options traded on any U.S. or foreign exchange or in the over-the-counter market where completing the

--------------------------------------------------------------------------------

             RIVERSOURCE ADVANCED ALPHA(SM) STRATEGIES -- 2007 ANNUAL REPORT 27 obligation depends upon the credit standing of the other party. Cash collateral may be collected by the Fund to secure certain over-the-counter options trades. Cash collateral held by the Fund for such option trades must be returned to the counterparty upon closure, exercise or expiration of the contract. The Fund also may buy and sell put and call options and write covered call options on portfolio securities as well as write cash-secured put options. The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk of being unable to enter into a closing transaction if a liquid secondary market does not exist.

Option contracts are valued daily at the closing prices on their primary exchanges and unrealized appreciation or depreciation is recorded. The Fund will realize a gain or loss when the option transaction expires or closes. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option or the cost of a security for a purchased put or call option is adjusted by the amount of premium received or paid. During the year ended Oct. 31, 2007, the Fund had no outstanding option contracts.

FUTURES TRANSACTIONS

To gain exposure to or protect itself from market changes, the Fund may buy and sell financial futures contracts traded on any U.S. or foreign exchange. The Fund also may buy and write put and call options on these futures contracts. Risks of entering into futures contracts and related options include the possibility of an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

Futures are valued daily based upon the last sale price at the close of market on the principal exchange on which they are traded. Upon entering into a futures contract, the Fund is required to deposit either cash or securities in an amount (initial margin) equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Fund recognizes a realized gain or loss when the contract is closed or expires. At Oct. 31, 2007, the Fund had no outstanding futures contracts.

FOREIGN CURRENCY TRANSLATIONS AND FORWARD FOREIGN CURRENCY CONTRACTS

Securities and other assets and liabilities denominated in foreign currencies are translated daily into U.S. dollars. Foreign currency amounts related to the purchase or sale of securities and income and expenses are translated at the exchange rate on the transaction date. The effect of changes in foreign exchange rates on realized and unrealized security gains or losses is reflected as a component of such gains or

--------------------------------------------------------------------------------

 28 RIVERSOURCE ADVANCED ALPHA(SM) STRATEGIES -- 2007 ANNUAL REPORT losses. In the statement of operations, net realized gains or losses from foreign currency transactions, if any, may arise from sales of foreign currency, closed forward contracts, exchange gains or losses realized between the trade date and settlement date on securities transactions, and other translation gains or losses on dividends, interest income and foreign withholding taxes.

The Fund may enter into forward foreign currency exchange contracts to produce incremental earnings, for operational purposes, or to protect against adverse exchange rate fluctuation. The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund and the resulting unrealized appreciation or depreciation are determined using foreign currency exchange rates from an independent pricing service. The Fund is subject to the credit risk that the other party will not complete its contract obligations.

PAYMENT FROM AFFILIATE

During the year ended Oct. 31, 2007, Ameriprise Financial voluntarily reimbursed the Fund $44,795 for a loss on a trading error.

GUARANTEES AND INDEMNIFICATIONS

Under the Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, certain of the Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined and the Fund has no historical basis for predicting the likelihood of any such claims.

FEDERAL TAXES

The Fund's policy is to comply with Subchapter M of the Internal Revenue Code that applies to regulated investment companies and to distribute substantially all of its taxable income to shareholders. No provision for income or excise taxes is thus required.

Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes primarily because of the deferred losses on certain futures contracts, the recognition of certain foreign currency gains (losses) as ordinary income (loss) for tax purposes and losses deferred due to "wash sale" transactions. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Fund.

On the Statement of assets and liabilities, as a result of permanent book-to-tax differences, undistributed net investment income has been increased by $44,795 and accumulated net realized gain has been decreased by $44,795.

--------------------------------------------------------------------------------

             RIVERSOURCE ADVANCED ALPHA(SM) STRATEGIES -- 2007 ANNUAL REPORT  29

The tax character of distributions paid for the periods indicated is as follows:

                                                              FOR THE PERIOD FROM
                                              YEAR ENDED       JUNE 15, 2006(A)
                                             OCT. 31, 2007     TO OCT. 31, 2006
---------------------------------------------------------------------------------
CLASS A
Distributions paid from:
      Ordinary income....................     $  243,304           $124,233
      Long-term capital gain.............         58,894                 --
CLASS B
Distributions paid from:
      Ordinary income....................            376                 95
      Long-term capital gain.............             59                 --
CLASS C
Distributions paid from:
      Ordinary income....................            645                 95
      Long-term capital gain.............             59                 --
CLASS I
Distributions paid from:
      Ordinary income....................      4,357,132            684,162
      Long-term capital gain.............        421,633                 --
CLASS R4(B)
Distributions paid from:
      Ordinary income....................            504                130
      Long-term capital gain.............             59                 --
CLASS R5(C)
Distributions paid from:
      Ordinary income....................             35                N/A
      Long-term capital gain.............             --                N/A
CLASS W(D)
Distributions paid from:
      Ordinary income....................            199                N/A
      Long-term capital gain.............             29                N/A

(a)  When shares became publicly available.
(b)  Effective Dec. 11, 2006, Class Y was renamed Class R4.
(c)  For the period from Oct. 18, 2007 (inception date) to Oct. 31, 2007.
(d)  For the period from Dec. 1, 2006 (inception date) to Oct. 31, 2007.

At Oct. 31, 2007, the components of distributable earnings on a tax basis are as follows:

Undistributed ordinary income...............................    $2,406,327
Undistributed accumulated long-term gain....................    $3,436,365
Unrealized appreciation (depreciation)......................    $ (210,239)

--------------------------------------------------------------------------------

 30 RIVERSOURCE ADVANCED ALPHA(SM) STRATEGIES -- 2007 ANNUAL REPORT

RECENT ACCOUNTING PRONOUNCEMENTS

On Sept. 20, 2006, the Financial Accounting Standards Board (FASB) released Statement of Financial Accounting Standards No. 157 "Fair Value Measurements" (SFAS 157). SFAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair-value measurements. The application of SFAS 157 is required for fiscal years beginning after Nov. 15, 2007 and interim periods within those fiscal years. The impact of SFAS 157 on the Fund's financial statements is being evaluated.

In June 2006, the FASB issued FASB Interpretation 48 (FIN 48), "Accounting for Uncertainty in Income Taxes." FIN 48 clarifies the accounting for uncertainty in income taxes recognized in accordance with FASB Statement 109, "Accounting for Income Taxes." FIN 48 prescribes a two-step process to recognize and measure a tax position taken or expected to be taken in a tax return. The first step is to determine whether a tax position has met the more-likely-than-not recognition threshold and the second step is to measure a tax position that meets the threshold to determine the amount of benefit to recognize. FIN 48 also provides guidance on derecognition, classification, interest and penalties, accounting in interim periods, disclosure, and transition. FIN 48 is effective for fiscal years beginning after Dec. 15, 2006. Recent SEC guidance allows implementing FIN 48 in fund NAV calculations as late as the fund's last NAV calculation in the first required financial statement reporting period. As a result, the Fund will adopt FIN 48 in its semiannual report for the period ending April 30, 2008. Tax positions of the Fund are being evaluated to determine the impact, if any, to the Fund. The adoption of FIN 48 is not anticipated to have a material impact on the Fund.

DIVIDENDS TO SHAREHOLDERS

Dividends from net investment income, declared daily and payable monthly, when available, are reinvested in additional shares of the Fund at net asset value or payable in cash. Capital gains, when available, are distributed along with the last income dividend of the calendar year.

OTHER

Security transactions are accounted for on the date securities are purchased or sold. Dividend income is recognized on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities. Interest income, including amortization of premium, market discount and original issue discount using the effective interest method, is accrued daily.

2. EXPENSES AND SALES CHARGES

Under an Investment Management Services Agreement, the Investment Manager determines which securities will be purchased, held or sold. The management fee is a percentage of the Fund's average daily net assets that declines from 0.89% to 0.70% annually as the Fund's assets increase. The management fee for the year ended Oct. 31, 2007, was 0.89% of the Fund's average daily net assets.

--------------------------------------------------------------------------------

             RIVERSOURCE ADVANCED ALPHA(SM) STRATEGIES -- 2007 ANNUAL REPORT  31

Under an Administrative Services Agreement, the Fund pays Ameriprise Financial a fee for administration and accounting services at a percentage of the Fund's average daily net assets that declines from 0.08% to 0.05% annually as the Fund's assets increase. The fee for the year ended Oct. 31, 2007, was 0.08% of the Fund's average daily net assets.

Other expenses in the amount of $1,004 are for, among other things, certain expenses of the Fund or the Board including: Fund boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses. Payment of these Fund and Board expenses is facilitated by a company providing limited administrative services to the Fund and the Board.

Compensation of Board members includes, for a former Board Chair, compensation as well as retirement benefits. Certain other aspects of a former Board Chair's compensation, including health benefits and payment of certain other expenses, are included under other expenses.

Under a Deferred Compensation Plan (the Plan), non-interested board members may defer receipt of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the Fund or other RiverSource funds. The Fund's liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan.

Under a Transfer Agency Agreement, RiverSource Service Corporation (the Transfer Agent) maintains shareholder accounts and records. The Fund pays the Transfer Agent an annual fee per shareholder account for this service as follows:

-  Class A $20.50

-  Class B $21.50

-  Class C $21.00

Effective Dec. 11, 2006, as part of the Board's approval to rename Class Y as Class R4, the fee structure under the Transfer Agency Agreement was revised from an account-based fee for Class Y to an asset-based fee for Class R4. The Fund pays the Transfer Agent an annual asset-based fee at a rate of 0.05% of the Fund's average daily net assets attributable to Class R4 shares. Prior to Dec. 11, 2006, the Fund paid the Transfer Agent an annual account-based fee of $18.50 per shareholder account.

In addition, the Fund pays the Transfer Agent an annual asset-based fee at a rate of 0.05% of the Funds average daily net assets attributable to Class R5 shares and an annual asset-based fee at a rate of 0.20% of the Fund's average daily net assets attributable to Class W shares.

Prior to Dec. 11, 2006, Class I paid a transfer agency fee at an annual rate per shareholder account of $1. Effective Dec. 11, 2006, this fee was eliminated.

--------------------------------------------------------------------------------

 32 RIVERSOURCE ADVANCED ALPHA(SM) STRATEGIES -- 2007 ANNUAL REPORT

The Transfer Agent charges an annual fee of $5 per inactive account, charged on a pro rata basis for 12 months from the date the account becomes inactive. These fees are included in the transfer agency fees on the Statement of operations.

The Fund has agreements with RiverSource Distributors, Inc. (the Distributor) for distribution and shareholder services. Prior to Oct. 1, 2007, Ameriprise Financial Services, Inc. also served as a principal underwriter and distributor to the Fund. Under a Plan and Agreement of Distribution pursuant to Rule 12b-1, the Fund pays a fee at an annual rate of up to 0.25% of the Fund's average daily net assets attributable to Class A and Class W shares and a fee at an annual rate of up to 1.00% of the Fund's average daily net assets attributable to Class B and Class C shares.

Effective Dec. 11, 2006, under Plan Administration Services Agreement, a fee for the provision of various administrative, recordkeeping, communication and educational services was adopted for the restructured Class R4. The fee is calculated at a rate of 0.25% of the Fund's average daily net assets attributable to Class R4 shares.

Prior to Dec. 11, 2006, under a Shareholder Service Agreement, the Fund paid the Distributor a fee for service provided to shareholders by the Distributor and other servicing agents with respect to Class Y shares. The fee was calculated at a rate of 0.10% of the Fund's average daily net assets attributable to Class Y shares. Effective Dec. 11, 2006, this agreement was terminated.

Sales charges received by the Distributor for distributing Fund shares were $10,519 for Class A for the year ended Oct. 31, 2007.

In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the funds in which it invests (also referred to as "acquired funds"), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds). Because the acquired funds have varied expense and fee levels and the Fund may own different proportions of acquired funds at different times, the amount of fees and expenses incurred indirectly by the Fund will vary.

For the year ended Oct. 31, 2007, the Investment Manager and its affiliates waived certain fees and expenses such that net expenses (excluding fees and expenses of acquired funds) were 1.31% for Class R4. Of these waived fees and expenses, the transfer agency fees waived at the class level were $5 for Class R4. Under an agreement, which was effective until Oct. 31, 2007, the Investment Manager and its affiliates contractually agreed to waive certain fees and expenses such that net expenses (excluding fees and expenses of acquired funds) would not exceed 1.47% for Class A, 2.23% for Class B, 2.23% for Class C, 1.12% for Class I, 1.31% for Class R4, 1.22% for Class R5 and 1.57% for Class W of the Fund's average daily net assets. Effective Nov. 1, 2007, the Investment Manager and its affiliates have

--------------------------------------------------------------------------------

             RIVERSOURCE ADVANCED ALPHA(SM) STRATEGIES -- 2007 ANNUAL REPORT 33 contractually agreed to waive certain fees and expenses such that net expenses (excluding fees and expenses of acquired funds) will not exceed 1.47% for Class A, 2.23% for Class B, 2.22% for Class C, 1.17% for Class I, 1.35% for Class R4, 1.22% for Class R5 and 1.62% for Class W of the Fund's average daily net assets until Oct. 31, 2008, unless sooner terminated at the discretion of the Board.

During the year ended Oct. 31, 2007, the Fund's custodian fees were reduced by $304 as a result of earnings credits from overnight cash balances. The Fund pays custodian fees to Ameriprise Trust Company, an affiliate of Ameriprise Financial.

3. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of securities (other than short-term obligations) aggregated $26,903,970 and $13,726,682, respectively, for the year ended Oct. 31, 2007. Realized gains and losses are determined on an identified cost basis.

4. CAPITAL SHARE TRANSACTIONS

Transactions in shares of capital stock for the periods indicated are as follows:

                                           YEAR ENDED OCT. 31, 2007
                                       ISSUED FOR
                                       REINVESTED                          NET
                           SOLD       DISTRIBUTIONS    REDEEMED    INCREASE (DECREASE)
--------------------------------------------------------------------------------------
Class A                    815,101         1,939       (976,765)         (159,725)
Class B                         --            --            --                 --
Class C                     19,801            25            --             19,826
Class I                  4,483,439       462,890       (173,987)        4,772,342
Class R4(a)                  2,729             4            --              2,733
Class R5(b)                    942            --            --                942
Class W(c)                     494            --            --                494
--------------------------------------------------------------------------------------

                                       JUNE 15, 2006(D) TO OCT. 31, 2006
                                       ISSUED FOR
                                       REINVESTED                          NET
                           SOLD       DISTRIBUTIONS    REDEEMED    INCREASE (DECREASE)
--------------------------------------------------------------------------------------
Class A                         --            --            --                 --
Class B                         --            --            --                 --
Class C                         --            --            --                 --
Class I                  6,721,344        67,960       (47,155)         6,742,149
Class R4(a)                     --            --            --                 --
--------------------------------------------------------------------------------------

(a)  Effective Dec. 11, 2006, Class Y was renamed Class R4.
(b)  For the period from Oct. 18, 2007 (inception date) to Oct. 31, 2007.
(c)  For the period from Dec. 1, 2006 (inception date) to Oct. 31, 2007.
(d)  When shares became publicly available.

--------------------------------------------------------------------------------

 34 RIVERSOURCE ADVANCED ALPHA(SM) STRATEGIES -- 2007 ANNUAL REPORT

5. FORWARD FOREIGN CURRENCY CONTRACTS

At Oct. 31, 2007, the Fund had forward foreign currency exchange contracts that obligate it to deliver currencies at specified future dates. The unrealized appreciation and/or depreciation on these contracts is included in the accompanying financial statements. See "Summary of significant accounting policies." The terms of the open contracts are as follows:

                            CURRENCY TO            CURRENCY TO        UNREALIZED     UNREALIZED
EXCHANGE DATE               BE DELIVERED           BE RECEIVED       APPRECIATION   DEPRECIATION
------------------------------------------------------------------------------------------------
Dec. 05, 2007                      11,866,000           12,428,775     $     --       $133,236
                              Canadian Dollar          U.S. Dollar
Dec. 05, 2007                         119,000              125,356           --            622
                              Canadian Dollar          U.S. Dollar
Dec. 05, 2007                      12,922,000           18,622,540           --        105,583
                       European Monetary Unit          U.S. Dollar
Dec. 05, 2007                         161,000              233,048           --            287
                       European Monetary Unit          U.S. Dollar
Dec. 05, 2007                   3,557,087,000           31,135,058      179,597             --
                                 Japanese Yen          U.S. Dollar
Dec. 05, 2007                      78,092,000              680,185          838             --
                                 Japanese Yen          U.S. Dollar
Dec. 05, 2007                      12,395,510           13,481,000      137,320             --
                                  U.S. Dollar    Australian Dollar
Dec. 05, 2007                         125,827              136,000          629             --
                                  U.S. Dollar    Australian Dollar
Dec. 05, 2007                      30,877,899           40,329,000      116,943             --
                                  U.S. Dollar   New Zealand Dollar
Dec. 05, 2007                         544,718              711,000        1,895             --
                                  U.S. Dollar   New Zealand Dollar
Dec. 05, 2007                      18,650,734           99,967,000           --         33,622
                                  U.S. Dollar      Norwegian Krone
Dec. 05, 2007                         382,590            2,063,000        1,628             --
                                  U.S. Dollar      Norwegian Krone
------------------------------------------------------------------------------------------------
Total                                                                  $438,850       $273,350
------------------------------------------------------------------------------------------------

6. AFFILIATED MONEY MARKET FUND

The Fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of the RiverSource funds and other institutional clients of RiverSource Investments. The cost of the Fund's purchases and proceeds from sales of shares of the RiverSource Short-Term Cash Fund aggregated $176,020,297 and $131,900,941, respectively, for the year ended Oct. 31, 2007.

--------------------------------------------------------------------------------

             RIVERSOURCE ADVANCED ALPHA(SM) STRATEGIES -- 2007 ANNUAL REPORT  35

7. BANK BORROWINGS

The Fund has entered into a revolving credit facility with a syndicate of banks headed by JPMorgan Chase Bank, N.A. (JPMCB), whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility became effective on Oct. 18, 2007, replacing a prior credit facility. The credit facility agreement, which is a collective agreement between the Fund and certain other RiverSource funds, severally and not jointly, permits collective borrowings up to $500 million. Interest is charged to each Fund based on its borrowings at a rate equal to the federal funds rate plus 0.30%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.06% per annum. Under the prior credit facility, a Fund paid interest on its outstanding borrowings at a rate equal to either the higher of the federal funds effective rate plus 0.40% or the JPMCB Prime Commercial Lending Rate. The Fund had no borrowings during the year ended Oct. 31, 2007.

8. SUBSEQUENT EVENTS

In the third and fourth calendar quarters of 2007 structured investment vehicles ("SIVs") have generally experienced a significant decrease in liquidity as a result of the reduction in demand for asset backed commercial paper as well as the lack of liquidity in the markets for the collateral underlying these investment structures. As of Oct. 31, 2007, on an aggregate basis, 11.1% of the Fund's total net assets were invested in four SIVs. These investments, which were fair valued on Oct. 31, 2007, were in the most senior debt issued by these vehicles, which offered the greatest protection from non-performance.

Subsequent to Oct. 31, 2007, the Fund's holdings in Cullinan Finance and Sigma Finance matured and all interest and principal payments were received by the Fund on a timely basis. As a result, at Dec. 17, 2007, the Fund's holdings in SIVs have significantly declined. The two remaining investments, WhistleJacket Capital LLC and Cheyne Finance, LLC, constitute 1.8% and 2.1% of the Fund's total net assets, respectively. WhistleJacket has continued to meet its payment obligations to senior debt holders and it is still believed that the Fund will receive full payment on this investment.

On Aug. 28, 2007, Cheyne Finance breached a financial covenant relating to the market value of its underlying collateral, resulting in the occurrence of an "enforcement event." This led to the appointment of receivers on Sept. 4, 2007. On Oct. 17, 2007, the receivers declared Cheyne Finance to be insolvent. The Fund's holdings in Cheyne Finance are in default on their respective maturity dates of Nov. 20, 2007 and Dec. 11, 2007. The receivers are currently developing a restructuring plan which will likely result in the Fund receiving less than full payment on its investment. Accordingly, the value of the holdings have been reduced through fair valuation procedures.

--------------------------------------------------------------------------------

 36 RIVERSOURCE ADVANCED ALPHA(SM) STRATEGIES -- 2007 ANNUAL REPORT

9. CONCENTRATION OF RISK

FOREIGN CURRENCY RISK

The Fund's exposure to foreign currencies subjects the Fund to constantly changing exchange rates and the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of short positions, that the U.S. dollar will decline in value relative to the currency being sold forward. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates and economic or political developments in the U.S. or abroad.

DIVERSIFICATION RISK

The Fund is non-diversified. A non-diversified fund may invest more of its assets in fewer companies than if it were a diversified fund. Because each investment has a greater effect on the Fund's performance, the Fund may be more exposed to the risks of loss and volatility than a fund that invests more broadly.

10. INFORMATION REGARDING PENDING AND SETTLED LEGAL PROCEEDINGS

In June 2004, an action captioned John E. Gallus et al. v. American Express Financial Corp. and American Express Financial Advisors Inc., was filed in the United States District Court for the District of Arizona. The plaintiffs allege that they are investors in several American Express Company mutual funds and they purport to bring the action derivatively on behalf of those funds under the Investment Company Act of 1940. The plaintiffs allege that fees allegedly paid to the defendants by the funds for investment advisory and administrative services are excessive. The plaintiffs seek remedies including restitution and rescission of investment advisory and distribution agreements. The plaintiffs voluntarily agreed to transfer this case to the United States District Court for the District of Minnesota. In response to defendants' motion to dismiss the complaint, the Court dismissed one of plaintiffs' four claims and granted plaintiffs limited discovery. Defendants moved for summary judgment in April 2007. Summary judgment was granted in the defendants' favor on July 9, 2007. The plaintiffs filed a notice of appeal with the Eighth Circuit Court of Appeals on August 8, 2007.

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)), the parent company of RiverSource Investments, LLC (RiverSource Investments), entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce
(MDOC) related to market timing activities. In connection with these matters, the SEC and MDOC issued orders (the Orders) alleging that AEFC violated certain provisions of the federal and Minnesota securities laws by failing to adequately disclose market timing activities by allowing certain identified market timers to continue to market time contrary to disclosures in mutual fund

--------------------------------------------------------------------------------

             RIVERSOURCE ADVANCED ALPHA(SM) STRATEGIES -- 2007 ANNUAL REPORT 37 and variable annuity product prospectuses. The Orders also alleged that AEFC failed to implement procedures to detect and prevent market timing in 401(k) plans for employees of AEFC and related companies and failed to adequately disclose that there were no such procedures. Pursuant to the MDOC Order, the MDOC also alleged that AEFC allowed inappropriate market timing to occur by failing to have written policies and procedures and failing to properly supervise its employees.

As a result of the Orders, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. Pursuant to the terms of the Orders, AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to make presentations at least annually to its board of directors and the relevant mutual funds' board that include an overview of policies and procedures to prevent market timing, material changes to these policies and procedures and whether disclosures related to market timing are consistent with the SEC order and federal securities laws. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at http://www.sec.gov/litigation/admin/ia-2451.pdf. In addition, AEFC agreed to complete and submit to the MDOC a compliance review of its procedures regarding market timing within one year of the MDOC Order, including a summary of actions taken to ensure compliance with applicable laws and regulations and certification by a senior officer regarding compliance and supervisory procedures.

Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the RiverSource Funds' Boards of Directors/Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

--------------------------------------------------------------------------------

 38 RIVERSOURCE ADVANCED ALPHA(SM) STRATEGIES -- 2007 ANNUAL REPORT

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

--------------------------------------------------------------------------------

             RIVERSOURCE ADVANCED ALPHA(SM) STRATEGIES -- 2007 ANNUAL REPORT  39

11. FINANCIAL HIGHLIGHTS

The tables below show certain important financial information for evaluating the Fund's results.

CLASS A

PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED OCT. 31,            2007           2006(B)
Net asset value, beginning of period     $10.09          $9.98
-----------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                .41(c)         .12
Net gains (losses) (both realized and
 unrealized)                                .57            .11
-----------------------------------------------------------------------------------------------------------
Total from investment operations            .98            .23
-----------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income       (.39)          (.12)
Distributions from realized gains          (.10)            --
-----------------------------------------------------------------------------------------------------------
Total distributions                        (.49)          (.12)
-----------------------------------------------------------------------------------------------------------
Net asset value, end of period           $10.58         $10.09
-----------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
Net assets, end of period (in
 millions)                                   $9            $10
-----------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(d),(e)              1.36%          1.59%(f)
-----------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d),(e)              1.36%          1.37%(f),(g)
-----------------------------------------------------------------------------------------------------------
Net investment income (loss)              3.98%          3.89%(f)
-----------------------------------------------------------------------------------------------------------
Portfolio turnover rate                     36%            12%
-----------------------------------------------------------------------------------------------------------
Total return(h)                           9.96%(i)       2.37%(j)
-----------------------------------------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from June 15, 2006 (when shares became publicly available) to Oct. 31, 2006.
(c) Per share amount has been calculated using the average shares outstanding method.
(d) Expense ratio is before reduction of earnings and bank fee credits on cash balances.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(f)  Adjusted to an annual basis.
(g) The Investment Manager and its affiliates have agreed to waive certain fees and expenses (excluding fees and expenses of acquired funds).
(h)  Total return does not reflect payment of a sales charge.
(i) During the year ended Oct. 31, 2007, Ameriprise Financial reimbursed the Fund for a loss on a trading error. Had the Fund not received this reimbursement, total return figures would have been lower by 0.05%.
(j)  Not annualized.

--------------------------------------------------------------------------------

 40 RIVERSOURCE ADVANCED ALPHA(SM) STRATEGIES -- 2007 ANNUAL REPORT

CLASS B

PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED OCT. 31,            2007           2006(B)
Net asset value, beginning of period     $10.09          $9.97
-----------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                .34(c)         .09
Net gains (losses) (both realized and
 unrealized)                                .59            .12
-----------------------------------------------------------------------------------------------------------
Total from investment operations            .93            .21
-----------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income       (.34)          (.09)
Distributions from realized gains          (.10)            --
-----------------------------------------------------------------------------------------------------------
Total distributions                        (.44)          (.09)
-----------------------------------------------------------------------------------------------------------
Net asset value, end of period           $10.58         $10.09
-----------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
Net assets, end of period (in
 millions)                                  $--            $--
-----------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(d),(e)              2.10%          2.38%(f)
-----------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d),(e)              2.10%          2.16%(f),(g)
-----------------------------------------------------------------------------------------------------------
Net investment income (loss)              3.26%          3.11%(f)
-----------------------------------------------------------------------------------------------------------
Portfolio turnover rate                     36%            12%
-----------------------------------------------------------------------------------------------------------
Total return(h)                           9.38%(i)       2.16%(j)
-----------------------------------------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from June 15, 2006 (when shares became publicly available) to Oct. 31, 2006.
(c) Per share amount has been calculated using the average shares outstanding method.
(d) Expense ratio is before reduction of earnings and bank fee credits on cash balances.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(f)  Adjusted to an annual basis.
(g) The Investment Manager and its affiliates have agreed to waive certain fees and expenses (excluding fees and expenses of acquired funds).
(h)  Total return does not reflect payment of a sales charge.
(i) During the year ended Oct. 31, 2007, Ameriprise Financial reimbursed the Fund for a loss on a trading error. Had the Fund not received this reimbursement, total return figures would have been lower by 0.05%.
(j)  Not annualized.

--------------------------------------------------------------------------------

             RIVERSOURCE ADVANCED ALPHA(SM) STRATEGIES -- 2007 ANNUAL REPORT  41

CLASS C

PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED OCT. 31,            2007           2006(B)
Net asset value, beginning of period     $10.09          $9.97
-----------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                .34(c)         .09
Net gains (losses) (both realized and
 unrealized)                                .58            .12
-----------------------------------------------------------------------------------------------------------
Total from investment operations            .92            .21
-----------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income       (.34)          (.09)
Distributions from realized gains          (.10)            --
-----------------------------------------------------------------------------------------------------------
Total distributions                        (.44)          (.09)
-----------------------------------------------------------------------------------------------------------
Net asset value, end of period           $10.57         $10.09
-----------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPLEMENTAL DATA
Net assets, end of period (in
 millions)                                  $--            $--
-----------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(d),(e)              2.12%          2.38%(f)
-----------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d),(e)              2.12%          2.16%(f),(g)
-----------------------------------------------------------------------------------------------------------
Net investment income (loss)              3.42%          3.11%(f)
-----------------------------------------------------------------------------------------------------------
Portfolio turnover rate                     36%            12%
-----------------------------------------------------------------------------------------------------------
Total return(h)                           9.37%(i)       2.16%(j)
-----------------------------------------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from June 15, 2006 (when shares became publicly available) to Oct. 31, 2006.
(c) Per share amount has been calculated using the average shares outstanding method.
(d) Expense ratio is and before reduction of earnings and bank fee credits on cash balances.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(f)  Adjusted to an annual basis.
(g) The Investment Manager and its affiliates have agreed to waive certain fees and expenses (excluding fees and expenses of acquired funds).
(h)  Total return does not reflect payment of a sales charge.
(i) During the year ended Oct. 31, 2007, Ameriprise Financial reimbursed the Fund for a loss on a trading error. Had the Fund not received this reimbursement, total return figures would have been lower by 0.05%.
(j)  Not annualized.

--------------------------------------------------------------------------------

 42 RIVERSOURCE ADVANCED ALPHA(SM) STRATEGIES -- 2007 ANNUAL REPORT

CLASS I

PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED OCT. 31,            2007           2006(B)
Net asset value, beginning of period     $10.10          $9.98
-----------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                .44(c)         .13
Net gains (losses) (both realized and
 unrealized)                                .59            .12
-----------------------------------------------------------------------------------------------------------
Total from investment operations           1.03            .25
-----------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income       (.44)          (.13)
Distributions from realized gains          (.10)            --
-----------------------------------------------------------------------------------------------------------
Total distributions                        (.54)          (.13)
-----------------------------------------------------------------------------------------------------------
Net asset value, end of period           $10.59         $10.10
-----------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
Net assets, end of period (in
 millions)                                 $122            $68
-----------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(d),(e)              1.07%          1.34%(f)
-----------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d),(e)              1.07%          1.12%(f),(g)
-----------------------------------------------------------------------------------------------------------
Net investment income (loss)              4.30%          4.37%(f)
-----------------------------------------------------------------------------------------------------------
Portfolio turnover rate                     36%            12%
-----------------------------------------------------------------------------------------------------------
Total return(h)                          10.49%(i)       2.56%(j)
-----------------------------------------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from June 15, 2006 (when shares became publicly available) to Oct. 31, 2006.
(c) Per share amount has been calculated using the average shares outstanding method.
(d) Expense ratio is before reduction of earnings and bank fee credits on cash balances.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(f)  Adjusted to an annual basis.
(g) The Investment Manager and its affiliates have agreed to waive certain fees and expenses (excluding fees and expenses of acquired funds).
(h)  Total return does not reflect payment of a sales charge.
(i) During the year ended Oct. 31, 2007, Ameriprise Financial reimbursed the Fund for a loss on a trading error. Had the Fund not received this reimbursement, total return figures would have been lower by 0.05%.
(j)  Not annualized.

--------------------------------------------------------------------------------

             RIVERSOURCE ADVANCED ALPHA(SM) STRATEGIES -- 2007 ANNUAL REPORT  43

CLASS R4*

PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED OCT. 31,            2007           2006(B)
Net asset value, beginning of period     $10.09          $9.98
-----------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                .42(c)         .13
Net gains (losses) (both realized and
 unrealized)                                .59            .11
-----------------------------------------------------------------------------------------------------------
Total from investment operations           1.01            .24
-----------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income       (.42)          (.13)
Distributions from realized gains          (.10)            --
-----------------------------------------------------------------------------------------------------------
Total distributions                        (.52)          (.13)
-----------------------------------------------------------------------------------------------------------
Net asset value, end of period           $10.58         $10.09
-----------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
Net assets, end of period (in
 millions)                                  $--            $--
-----------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(d),(e)              1.36%          1.45%(f)
-----------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d),(e),(g)          1.31%          1.23%(f)
-----------------------------------------------------------------------------------------------------------
Net investment income (loss)              4.13%          4.04%(f)
-----------------------------------------------------------------------------------------------------------
Portfolio turnover rate                     36%            12%
-----------------------------------------------------------------------------------------------------------
Total return(h)                          10.27%(i)       2.42%(j)
-----------------------------------------------------------------------------------------------------------

 *   Effective Dec. 11, 2006, Class Y was renamed Class R4.
(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from June 15, 2006 (when shares became publicly available) to Oct. 31, 2006.
(c) Per share amount has been calculated using the average shares outstanding method.
(d) Expense ratio is before reduction of earnings and bank fee credits on cash balances.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(f)  Adjusted to an annual basis.
(g) The Investment Manager and its affiliates have agreed to waive certain fees and expenses (excluding fees and expenses of acquired funds).
(h)  Total return does not reflect payment of a sales charge.
(i) During the year ended Oct. 31, 2007, Ameriprise Financial reimbursed the Fund for a loss on a trading error. Had the Fund not received this reimbursement, total return figures would have been lower by 0.05%.
(j)  Not annualized.

--------------------------------------------------------------------------------

 44 RIVERSOURCE ADVANCED ALPHA(SM) STRATEGIES -- 2007 ANNUAL REPORT

CLASS R5

PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED OCT 31,            2007(B)
Net asset value, beginning of period     $10.58
-----------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)(c)             .02
Net gains (losses) (both realized and
 unrealized)                                .03
-----------------------------------------------------------------------------------------------------------
Total from investment operations            .05
-----------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income       (.04)
Distributions from realized gains            --
-----------------------------------------------------------------------------------------------------------
Total distributions                        (.04)
-----------------------------------------------------------------------------------------------------------
Net asset value, end of period           $10.59
-----------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
Net assets, end of period (in
 millions)                                  $--
-----------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(d),(e)              1.06%(f)
-----------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d),(e)              1.06%(f)
-----------------------------------------------------------------------------------------------------------
Net investment income (loss)              4.43%(f)
-----------------------------------------------------------------------------------------------------------
Portfolio turnover rate                     36%
-----------------------------------------------------------------------------------------------------------
Total return(g)                            .44%(h)
-----------------------------------------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b)  For the period from Oct. 18, 2007 (inception date) to Oct. 31, 2007.
(c) Per share amount has been calculated using the average shares outstanding method.
(d) Expense ratio is before reduction of earnings and bank fee credits on cash balances.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratio.
(f)  Adjusted to an annual basis.
(g)  Total return does not reflect payment of a sales charge.
(h)  Not annualized.

--------------------------------------------------------------------------------

             RIVERSOURCE ADVANCED ALPHA(SM) STRATEGIES -- 2007 ANNUAL REPORT  45

CLASS W

PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED OCT 31,            2007(B)
Net asset value, beginning of period     $10.13
-----------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)(c)             .36
Net gains (losses) (both realized and
 unrealized)                                .55
-----------------------------------------------------------------------------------------------------------
Total from investment operations            .91
-----------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income       (.36)
Distributions from realized gains          (.10)
-----------------------------------------------------------------------------------------------------------
Total distributions                        (.46)
-----------------------------------------------------------------------------------------------------------
Net asset value, end of period           $10.58
-----------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
Net assets, end of period (in
 millions)                                  $--
-----------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(d),(e)              1.54%(f)
-----------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d),(e)              1.54%(f)
-----------------------------------------------------------------------------------------------------------
Net investment income (loss)              3.88%(f)
-----------------------------------------------------------------------------------------------------------
Portfolio turnover rate                     36%
-----------------------------------------------------------------------------------------------------------
Total return(g)                           9.21%(h),(i)
-----------------------------------------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b)  For the period from Dec. 1, 2006 (inception date) to Oct. 31, 2007.
(c) Per share amount has been calculated using the average shares outstanding method.
(d) Expense ratio is before reduction of earnings and bank fee credits on cash balances.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratio.
(f)  Adjusted to an annual basis.
(g)  Total return does not reflect payment of a sales charge.
(h) During the year ended Oct. 31, 2007, Ameriprise Financial reimbursed the Fund for a loss on a trading error. Had the Fund not received this reimbursement, total return figures would have been lower by 0.05%.
(i)  Not annualized.

--------------------------------------------------------------------------------

 46 RIVERSOURCE ADVANCED ALPHA(SM) STRATEGIES -- 2007 ANNUAL REPORT

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

TO THE BOARD OF DIRECTORS AND SHAREHOLDERS OF

RIVERSOURCE ABSOLUTE RETURN CURRENCY AND INCOME FUND:

We have audited the accompanying statement of assets and liabilities, including the schedule of investments in securities, of RiverSource Absolute Return Currency and Income Fund (the Fund) (one of the portfolios constituting the RiverSource Global Series, Inc.) as of October 31, 2007, and the related statements of operations, changes in net assets, and financial highlights for the year then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit. The financial statements and financial highlights of the Fund for the periods presented through October 31, 2006, were audited by other auditors whose report dated December 20, 2006, expressed an unqualified opinion on those financial statements and financial highlights.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of October 31, 2007, by correspondence with the custodian and brokers, or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the 2007 financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of RiverSource Absolute Return Currency and Income Fund of the RiverSource Global Series, Inc. at October 31, 2007, the results of its operations, changes in its net assets and the financial highlights for the year then ended, in conformity with U.S. generally accepted accounting principles.

                                                           /s/ Ernst & Young LLP
                                                           ---------------------
                                                               Ernst & Young LLP

Minneapolis, Minnesota
December 17, 2007

--------------------------------------------------------------------------------

             RIVERSOURCE ADVANCED ALPHA(SM) STRATEGIES -- 2007 ANNUAL REPORT  47

INVESTMENTS IN SECURITIES

OCT. 31, 2007
(Percentages represent value of investments compared to net assets)

COMMON STOCKS (95.6%)(c)
ISSUER                                            SHARES                   VALUE(A)
BRAZIL (17.7%)
COMMERCIAL BANKS (0.8%)
Banco do Brasil                                     354,200              $6,414,694
-----------------------------------------------------------------------------------

COMPUTERS & PERIPHERALS (0.7%)
Positivo Informatica                                211,869               5,619,640
-----------------------------------------------------------------------------------

DIVERSIFIED FINANCIAL SERVICES (0.6%)
Bovespa Holding                                     259,502(b)            4,941,110
-----------------------------------------------------------------------------------

HOUSEHOLD DURABLES (2.5%)
Cyrela Brazil Realty                                776,100              13,306,493
Rossi Residencial                                   216,800               7,316,452
                                                                    ---------------
Total                                                                    20,622,945
-----------------------------------------------------------------------------------

IT SERVICES (1.6%)
Redecard                                            616,700              13,043,178
-----------------------------------------------------------------------------------

METALS & MINING (4.1%)
Companhia Vale do Rio Doce ADR                      883,610              33,294,425
-----------------------------------------------------------------------------------

OIL, GAS & CONSUMABLE FUELS (4.6%)
Petroleo Brasileiro ADR                             387,413              37,048,305
-----------------------------------------------------------------------------------

PAPER & FOREST PRODUCTS (0.7%)
Aracruz Celulose ADR                                 74,335               5,715,618
-----------------------------------------------------------------------------------

REAL ESTATE MANAGEMENT & DEVELOPMENT (1.2%)
Even Construtora e Incorporadora                    393,800(b)            3,572,759
Multiplan Empreendimentos Imobiliarios              435,249(b)            6,355,818
                                                                    ---------------
Total                                                                     9,928,577
-----------------------------------------------------------------------------------

WIRELESS TELECOMMUNICATION SERVICES (0.9%)
Tim Participacoes                                   419,808               2,911,122
Tim Participacoes ADR                               100,941               4,683,662
                                                                    ---------------
Total                                                                     7,594,784
-----------------------------------------------------------------------------------

CHINA (7.1%)
AUTO COMPONENTS (0.5%)
Minth Group                                       2,748,000               4,195,553
-----------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                   VALUE(A)
CHINA (CONT.)

COMMERCIAL BANKS (2.7%)
China Construction Bank Series H                 19,488,000             $22,155,365
-----------------------------------------------------------------------------------

OIL, GAS & CONSUMABLE FUELS (3.9%)
China Shenhua Energy Series H                     1,206,500               7,775,176
CNOOC                                            11,252,000              24,316,992
                                                                    ---------------
Total                                                                    32,092,168
-----------------------------------------------------------------------------------

EGYPT (0.7%)
CONSTRUCTION & ENGINEERING
Orascom Construction Inds                            64,918               5,929,859
-----------------------------------------------------------------------------------

HONG KONG (10.9%)
CONSTRUCTION MATERIALS (1.3%)
China Natl Building Material Series H             2,354,000              10,435,234
-----------------------------------------------------------------------------------

DIVERSIFIED FINANCIAL SERVICES (1.1%)
Hong Kong Exchanges and Clearing                    267,000               8,913,178
-----------------------------------------------------------------------------------

PAPER & FOREST PRODUCTS (0.6%)
China Grand Forestry Resources Group             14,976,000(b)            5,322,360
-----------------------------------------------------------------------------------

REAL ESTATE MANAGEMENT & DEVELOPMENT (2.2%)
Agile Property Holdings                           3,092,000               7,504,463
China Overseas Land & Investment                  4,558,000              10,910,111
                                                                    ---------------
Total                                                                    18,414,574
-----------------------------------------------------------------------------------

TEXTILES, APPAREL & LUXURY GOODS (0.5%)
Prime Success Intl Group                          5,420,973               4,029,673
-----------------------------------------------------------------------------------

See accompanying notes to investments in securities.
--------------------------------------------------------------------------------

 16 RIVERSOURCE EMERGING MARKETS FUND -- 2007 ANNUAL REPORT

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                   VALUE(A)
HONG KONG (CONT.)

WIRELESS TELECOMMUNICATION SERVICES (5.2%)
China Mobile                                      2,051,500             $42,411,893
-----------------------------------------------------------------------------------

INDIA (5.6%)
COMMERCIAL BANKS (1.2%)
ICICI Bank ADR                                      137,445               9,544,181
-----------------------------------------------------------------------------------

ELECTRICAL EQUIPMENT (1.0%)
Bharat Heavy Electricals                            124,766               8,318,288
-----------------------------------------------------------------------------------

METALS & MINING (1.1%)
Steel Authority of India                          1,343,455               8,976,684
-----------------------------------------------------------------------------------

OIL, GAS & CONSUMABLE FUELS (1.4%)
Reliance Inds                                       157,940              11,229,370
-----------------------------------------------------------------------------------

WIRELESS TELECOMMUNICATION SERVICES (0.9%)
Bharti Airtel                                       292,220(b)            7,519,847
-----------------------------------------------------------------------------------

INDONESIA (2.5%)
DIVERSIFIED TELECOMMUNICATION SERVICES (0.8%)
Telekomunikasi Indonesia                          5,609,000               6,768,938
-----------------------------------------------------------------------------------

GAS UTILITIES (1.1%)
Perusahaan Gas Negara                             5,886,500               9,230,261
-----------------------------------------------------------------------------------

METALS & MINING (0.6%)
Intl Nickel Indonesia                               462,000               4,660,867
-----------------------------------------------------------------------------------

ISRAEL (0.9%)
CHEMICALS
Israel Chemicals                                    663,571               7,348,333
-----------------------------------------------------------------------------------

MALAYSIA (2.0%)
COMMERCIAL BANKS (0.6%)
Bumiputra-Commerce Holdings                       1,448,700               5,042,049
-----------------------------------------------------------------------------------

ENERGY EQUIPMENT & SERVICES (0.7%)
KNM Group                                         3,448,300               6,108,270
-----------------------------------------------------------------------------------

HOTELS, RESTAURANTS & LEISURE (0.7%)
Genting Group                                     2,241,000               5,582,055
-----------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                   VALUE(A)

MEXICO (4.5%)
HOUSEHOLD DURABLES (0.5%)
Corporacion GEO Series B                          1,115,600(b)           $4,112,859
-----------------------------------------------------------------------------------

METALS & MINING (0.9%)
Grupo Mexico Series B                               856,100               7,790,028
-----------------------------------------------------------------------------------

WIRELESS TELECOMMUNICATION SERVICES (3.1%)
America Movil ADR Series L                          383,374              25,068,826
-----------------------------------------------------------------------------------

NORWAY (0.4%)
FOOD PRODUCTS
Copeinca                                            308,200(b)            3,141,203
-----------------------------------------------------------------------------------

PAKISTAN (0.6%)
COMMERCIAL BANKS
United Bank GDR                                     393,950(b,d,e)        4,844,424
-----------------------------------------------------------------------------------

PERU (1.1%)
METALS & MINING
Hochschild Mining                                   890,067               8,688,842
-----------------------------------------------------------------------------------

PHILIPPINE ISLANDS (1.2%)
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS (0.5%)
Aboitiz Power                                    32,720,720(b)            4,282,620
-----------------------------------------------------------------------------------

REAL ESTATE MANAGEMENT & DEVELOPMENT (0.7%)
Filinvest Land                                  122,749,000(b)            5,402,377
-----------------------------------------------------------------------------------

RUSSIA (14.4%)
COMMERCIAL BANKS (2.6%)
Sberbank Cl S                                     4,996,916              21,603,382
-----------------------------------------------------------------------------------

ENERGY EQUIPMENT & SERVICES (--%)
TMK Series S                                              1                      11
-----------------------------------------------------------------------------------

METALS & MINING (2.7%)
Mechel ADR                                           94,574               7,958,402
MMC Norilsk Nickel ADR                               19,801               6,237,315
Novolipetsk Steel GDR                               201,226(d,e)          8,323,780
                                                                    ---------------
Total                                                                    22,519,497
-----------------------------------------------------------------------------------

MULTI-UTILITIES (0.2%)
Sibirskiy Cement                                     15,854               1,514,057
-----------------------------------------------------------------------------------

                            See accompanying notes to investments in securities.
--------------------------------------------------------------------------------

                     RIVERSOURCE EMERGING MARKETS FUND -- 2007 ANNUAL REPORT  17

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                   VALUE(A)
RUSSIA (CONT.)

OIL, GAS & CONSUMABLE FUELS (5.1%)
Gazprom ADR                                         537,831             $26,773,227
LUKOIL ADR                                          155,349              14,059,085
                                                                    ---------------
Total                                                                    40,832,312
-----------------------------------------------------------------------------------

PHARMACEUTICALS (1.2%)
Pharmstandard Cl S                                  116,638(b)           10,175,499
-----------------------------------------------------------------------------------

WIRELESS TELECOMMUNICATION SERVICES (2.6%)
Mobile Telesystems ADR                              154,727              12,842,341
Vimpel-Communications ADR                           245,928               8,132,839
                                                                    ---------------
Total                                                                    20,975,180
-----------------------------------------------------------------------------------

SINGAPORE (1.2%)
FOOD PRODUCTS (0.4%)
China Fishery Group                               2,214,000               3,041,239
-----------------------------------------------------------------------------------

REAL ESTATE MANAGEMENT & DEVELOPMENT (0.8%)
Keppel Land                                       1,218,000               7,047,136
-----------------------------------------------------------------------------------

SOUTH AFRICA (9.0%)
CONSTRUCTION & ENGINEERING (1.6%)
Aveng                                               869,189               8,584,307
Group Five                                          441,711               4,394,558
                                                                    ---------------
Total                                                                    12,978,865
-----------------------------------------------------------------------------------

FOOD & STAPLES RETAILING (0.9%)
Massmart Holdings                                   589,312               7,396,687
-----------------------------------------------------------------------------------

INDUSTRIAL CONGLOMERATES (0.9%)
Murray & Roberts Holdings                           472,540               7,275,131
-----------------------------------------------------------------------------------

MEDIA (1.6%)
Naspers Series N                                    410,075              13,044,211
-----------------------------------------------------------------------------------

METALS & MINING (4.0%)
Anglo Platinum                                       55,157               9,503,603
Impala Platinum Holdings                            463,504              17,518,591
Kumba Iron Ore                                      160,140               6,280,712
                                                                    ---------------
Total                                                                    33,302,906
-----------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                   VALUE(A)

SOUTH KOREA (8.3%)
COMMERCIAL BANKS (1.8%)
Kookmin Bank                                         71,584              $5,846,632
Shinhan Financial Group                             142,886               9,323,896
                                                                    ---------------
Total                                                                    15,170,528
-----------------------------------------------------------------------------------

CONSTRUCTION & ENGINEERING (0.9%)
Daelim Industrial                                    32,952               7,232,363
-----------------------------------------------------------------------------------

HEALTH CARE EQUIPMENT & SUPPLIES (0.7%)
Infopia                                              81,087(b)            5,493,919
-----------------------------------------------------------------------------------

INTERNET SOFTWARE & SERVICES (1.0%)
NHN                                                  24,960(b)            8,015,910
-----------------------------------------------------------------------------------

MACHINERY (2.4%)
Daewoo Shipbuilding & Marine Engineering             78,556               4,983,674
Hyundai Heavy Inds                                   26,100              14,656,776
                                                                    ---------------
Total                                                                    19,640,450
-----------------------------------------------------------------------------------

METALS & MINING (0.6%)
POSCO ADR                                            28,487               5,234,486
-----------------------------------------------------------------------------------

PHARMACEUTICALS (0.9%)
Yuhan                                                34,517               7,378,118
-----------------------------------------------------------------------------------

TAIWAN (6.3%)
COMPUTERS & PERIPHERALS (1.0%)
Asustek Computer                                  1,852,485               6,577,865
High Tech Computer                                   91,000               1,875,037
                                                                    ---------------
Total                                                                     8,452,902
-----------------------------------------------------------------------------------

ELECTRONIC EQUIPMENT & INSTRUMENTS (2.6%)
Delta Electronics                                 1,736,400               7,029,817
Hon Hai Precision Industry                        1,427,526              10,945,272
Tripod Technology                                   772,920               3,151,143
                                                                    ---------------
Total                                                                    21,126,232
-----------------------------------------------------------------------------------

HOUSEHOLD DURABLES (0.6%)
Chong Hong Construction                           2,243,664               4,759,330
-----------------------------------------------------------------------------------

INSURANCE (1.0%)
Cathay Financial Holding                          3,289,000               8,603,440
-----------------------------------------------------------------------------------

See accompanying notes to investments in securities.
--------------------------------------------------------------------------------

 18 RIVERSOURCE EMERGING MARKETS FUND -- 2007 ANNUAL REPORT

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                   VALUE(A)
TAIWAN (CONT.)

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (1.1%)
MediaTek                                            454,020              $8,985,289
-----------------------------------------------------------------------------------

TURKEY (1.3%)
COMMERCIAL BANKS (0.8%)
Turkiye Is Bankasi Series C                       1,023,638               7,058,888
-----------------------------------------------------------------------------------

WIRELESS TELECOMMUNICATION SERVICES (0.5%)
Turkcell                                            395,531               3,876,210
-----------------------------------------------------------------------------------

TOTAL COMMON STOCKS
(Cost: $521,567,364)                                                   $784,517,633
-----------------------------------------------------------------------------------

PREFERRED STOCKS & OTHER (2.5%)(c)
ISSUER                                            SHARES                   VALUE(A)
BRAZIL (2.5%)
Braskem Series A                                    647,900              $6,140,168
Banco Daycoval                                      336,900(b)            3,971,546
Bradespar                                           308,600               9,656,567
                                                                    ---------------
Total                                                                    19,768,281
-----------------------------------------------------------------------------------

PREFERRED STOCKS & OTHER (CONTINUED)
ISSUER                                            SHARES                   VALUE(A)

HONG KONG (--%)
China Overseas Land & Investment
 Warrants                                           418,000(b,e)           $347,875
-----------------------------------------------------------------------------------

TOTAL PREFERRED STOCKS & OTHER
(Cost: $14,962,464)                                                     $20,116,156
-----------------------------------------------------------------------------------

MONEY MARKET FUND (0.9%)
                                                  SHARES                   VALUE(A)
RiverSource Short-Term Cash Fund                  7,671,089(f)           $7,671,089
-----------------------------------------------------------------------------------

TOTAL MONEY MARKET FUND
(Cost: $7,671,089)                                                       $7,671,089
-----------------------------------------------------------------------------------

TOTAL INVESTMENTS IN SECURITIES
(Cost: $544,200,917)(g)                                                $812,304,878
===================================================================================

NOTES TO INVESTMENTS IN SECURITIES

(a) Securities are valued by using procedures described in Note 1 to the financial statements.

(b)  Non-income producing.

(c)  Foreign security values are stated in U.S. dollars.

(d) Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the Fund's Board of Directors. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At Oct. 31, 2007, the value of these securities amounted to $13,168,204 or 1.6% of net assets.

(e)  Identifies issues considered to be illiquid as to their marketability (see
     Note 1 to the financial statements). These securities may be valued at fair value according to procedures approved, in good faith, by the Fund's Board of Directors. Information concerning such security holdings at Oct. 31, 2007, is as follows:

                                              ACQUISITION
SECURITY                                         DATES                     COST
----------------------------------------------------------------------------------
China Overseas Land & Investment
  Warrants                                      08-14-07                       $--
Novolipetsk Steel GDR*                   06-06-07 thru 06-07-07          5,472,853
United Bank GDR*                                06-25-07                 5,089,282

     * Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended.

(f)  Affiliated Money Market Fund - See Note 5 to the financial statements.

--------------------------------------------------------------------------------

                     RIVERSOURCE EMERGING MARKETS FUND -- 2007 ANNUAL REPORT  19

(g) At Oct. 31, 2007, the cost of securities for federal income tax purposes was $553,787,999 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation                                            $260,520,194
Unrealized depreciation                                              (2,003,315)
-------------------------------------------------------------------------------
Net unrealized appreciation                                        $258,516,879
-------------------------------------------------------------------------------

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com/funds.

--------------------------------------------------------------------------------

 20 RIVERSOURCE EMERGING MARKETS FUND -- 2007 ANNUAL REPORT

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
OCT. 31, 2007

ASSETS
Investments in securities, at value (Note 1)
   Unaffiliated issuers (identified cost $536,529,828)          $804,633,789
   Affiliated money market fund (identified cost $7,671,089)
      (Note 5)                                                     7,671,089
----------------------------------------------------------------------------
Total investments in securities (identified cost
   $544,200,917)                                                 812,304,878
Foreign currency holdings (identified cost $1,995,089) (Note
   1)                                                              2,010,770
Capital shares receivable                                          1,929,120
Dividends receivable                                                 645,537
Receivable for investment securities sold                          5,311,804
----------------------------------------------------------------------------
Total assets                                                     822,202,109
----------------------------------------------------------------------------
LIABILITIES
Disbursements in excess of cash                                        7,432
Capital shares payable                                             1,164,097
Accrued investment management services fee                            23,703
Accrued distribution fee                                               7,150
Accrued transfer agency fee                                              869
Accrued administrative services fee                                    1,719
Accrued plan administration services fee                                  15
Other accrued expenses                                               420,407
----------------------------------------------------------------------------
Total liabilities                                                  1,625,392
----------------------------------------------------------------------------
Net assets applicable to outstanding capital stock              $820,576,717
============================================================================

--------------------------------------------------------------------------------

                     RIVERSOURCE EMERGING MARKETS FUND -- 2007 ANNUAL REPORT  21

OCT. 31, 2007

REPRESENTED BY
Capital stock -- $.01 par value (Note 1)                        $    552,506
Additional paid-in capital                                       395,631,793
Undistributed net investment income                                   22,906
Accumulated net realized gain (loss)                             156,234,650
Unrealized appreciation (depreciation) on investments
   and on translation of assets and liabilities in foreign
   currencies                                                    268,134,862
----------------------------------------------------------------------------
Total -- representing net assets applicable to outstanding
   capital stock                                                $820,576,717
============================================================================

Net assets applicable to outstanding
   shares:                                  Class A                            $661,299,345
                                            Class B                            $ 93,786,732
                                            Class C                            $  7,684,286
                                            Class I                            $ 55,502,715
                                            Class R4                           $  2,303,639
Net asset value per share of outstanding
   capital stock:                           Class A shares(1)    44,103,831    $      14.99
                                            Class B shares        6,829,153    $      13.73
                                            Class C shares          557,662    $      13.78
                                            Class I shares        3,609,584    $      15.38
                                            Class R4 shares         150,378    $      15.32
-------------------------------------------------------------------------------------------

(1) The maximum offering price per share for Class A is $15.90. The offering price is calculated by dividing the net asset value by 1.0 minus the maximum sales charge of 5.75%.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------

 22 RIVERSOURCE EMERGING MARKETS FUND -- 2007 ANNUAL REPORT

STATEMENT OF OPERATIONS
YEAR ENDED OCT. 31, 2007

INVESTMENT INCOME
Income:
Dividends                                                       $ 14,502,622
Interest                                                              47,436
Income distributions from affiliated money market fund (Note
   5)                                                                432,173
Fee income from securities lending (Note 3)                           23,617
      Less foreign taxes withheld                                 (1,468,599)
----------------------------------------------------------------------------
Total income                                                      13,537,249
----------------------------------------------------------------------------
Expenses (Note 2):
Investment management services fee                                 7,106,815
Distribution fee
   Class A                                                         1,243,096
   Class B                                                           824,011
   Class C                                                            54,847
Transfer agency fee
   Class A                                                           909,481
   Class B                                                           161,317
   Class C                                                            10,431
   Class R4                                                            3,653
Service fee -- Class R4                                                  701
Administrative services fee                                          503,279
Plan administration services fee -- Class R4                          12,280
Compensation of board members                                         11,274
Custodian fees                                                       708,910
Printing and postage                                                 119,516
Registration fees                                                     70,450
Professional fees                                                     55,153
Other                                                                283,976
----------------------------------------------------------------------------
Total expenses                                                    12,079,190
   Expenses waived/reimbursed by the Investment Manager and
      its affiliates (Note 2)                                        (29,486)
----------------------------------------------------------------------------
                                                                  12,049,704
   Earnings and bank fee credits on cash balances (Note 2)           (29,534)
----------------------------------------------------------------------------
Total net expenses                                                12,020,170
----------------------------------------------------------------------------
Investment income (loss) -- net                                    1,517,079
----------------------------------------------------------------------------

--------------------------------------------------------------------------------

                     RIVERSOURCE EMERGING MARKETS FUND -- 2007 ANNUAL REPORT  23

YEAR ENDED OCT. 31, 2007

REALIZED AND UNREALIZED GAIN (LOSS) -- NET
Net realized gain (loss) on:
   Security transactions (Note 3)                               $157,746,910
   Foreign currency transactions                                  (1,733,357)
----------------------------------------------------------------------------
Net realized gain (loss) on investments                          156,013,553
Net change in unrealized appreciation (depreciation) on
   investments and on translation of assets and liabilities
   in foreign currencies                                         189,936,461
----------------------------------------------------------------------------
Net gain (loss) on investments and foreign currencies            345,950,014
----------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
   operations                                                   $347,467,093
============================================================================

See accompanying notes to financial statements.

--------------------------------------------------------------------------------

 24 RIVERSOURCE EMERGING MARKETS FUND -- 2007 ANNUAL REPORT

STATEMENTS OF CHANGES IN NET ASSETS

YEAR ENDED OCT. 31,                                          2007             2006
OPERATIONS AND DISTRIBUTIONS
Investment income (loss) -- net                          $   1,517,079    $     429,653
Net realized gain (loss) on investments                    156,013,553      128,956,749
Net change in unrealized appreciation (depreciation) on
   investments and on translation of assets and
   liabilities in foreign currencies                       189,936,461       19,880,782
---------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
   operations                                              347,467,093      149,267,184
---------------------------------------------------------------------------------------
Distributions to shareholders from:
   Net investment income
      Class A                                                       --         (740,974)
      Class B                                                       --               --
      Class C                                                       --               --
      Class I                                                       --         (108,672)
   Net realized gain
      Class A                                              (98,239,230)              --
      Class B                                              (18,762,771)              --
      Class C                                               (1,196,069)              --
      Class I                                               (9,664,518)              --
      Class R4                                              (1,447,673)              --
---------------------------------------------------------------------------------------
Total distributions                                       (129,310,261)        (849,646)
---------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS (NOTE 4)
Proceeds from sales
   Class A shares (Note 2)                                  91,841,700      119,913,683
   Class B shares                                           12,086,529       21,718,034
   Class C shares                                            1,969,066        1,820,806
   Class I shares                                            5,204,952       18,275,459
   Class R4 shares                                           3,407,128        3,740,915
Reinvestment of distributions at net asset value
   Class A shares                                           97,170,044          733,024
   Class B shares                                           18,551,177               --
   Class C shares                                            1,147,176               --
   Class I shares                                            9,658,984          108,604
   Class R4 shares                                           1,447,453               --
Payments for redemptions
   Class A shares                                         (127,473,312)    (102,794,692)
   Class B shares (Note 2)                                 (38,310,114)     (43,209,233)
   Class C shares (Note 2)                                  (2,015,974)        (758,449)
   Class I shares                                          (16,607,477)      (5,997,277)
   Class R4 shares                                          (9,169,513)      (1,609,906)
---------------------------------------------------------------------------------------
Increase (decrease) in net assets from capital share
   transactions                                             48,907,819       11,940,968
---------------------------------------------------------------------------------------
Total increase (decrease) in net assets                    267,064,651      160,358,506
Net assets at beginning of year                            553,512,066      393,153,560
---------------------------------------------------------------------------------------
Net assets at end of year                                $ 820,576,717    $ 553,512,066
=======================================================================================
Undistributed net investment income                      $      22,906    $          --
---------------------------------------------------------------------------------------

See accompanying notes to financial statements.

--------------------------------------------------------------------------------

                     RIVERSOURCE EMERGING MARKETS FUND -- 2007 ANNUAL REPORT  25

NOTES TO FINANCIAL STATEMENTS

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

RiverSource Emerging Markets Fund (the Fund) is a series of RiverSource Global Series, Inc. and is registered under the Investment Company Act of 1940 (as amended) as a diversified, open-end management investment company. RiverSource Global Series, Inc. has 10 billion authorized shares of capital stock that can be allocated among the separate series as designated by the Board. The Fund invests primarily in equity securities of emerging markets companies.

The Fund offers Class A, Class B, Class C, Class I and Class R4 shares.

-  Class A shares are sold with a front-end sales charge.

- Class B shares may be subject to a contingent deferred sales charge (CDSC) and automatically convert to Class A shares during the ninth year of ownership.

-  Class C shares may be subject to a CDSC.

- Class I and Class R4 shares have no sales charge and are offered only to qualifying institutional investors.

Effective Dec. 11, 2006, the Board approved renaming Class Y as Class R4, terminating the shareholder servicing agreement, revising the fee structure under the transfer agent agreement from account-based to asset-based, and adopting a plan administration services agreement.

At Oct. 31, 2007, RiverSource Investments, LLC (the Investment Manager) and the affiliated funds-of-funds, owned 100% of Class I shares.

All classes of shares have identical voting, dividend and liquidation rights. Class specific expenses (e.g., distribution and service fees, transfer agency fees, plan administration fees) differ among classes. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets.

The Fund's significant accounting policies are summarized below:

USE OF ESTIMATES

Preparing financial statements that conform to U.S. generally accepted accounting principles requires management to make estimates (e.g., on assets, liabilities and contingent assets and liabilities) that could differ from actual results.

VALUATION OF SECURITIES

All securities are valued at the close of each business day. Securities traded on national securities exchanges or included in national market systems are valued at the last quoted sales price. Debt securities are generally traded in the over-the-counter market and are valued at a price that reflects fair value as quoted by

--------------------------------------------------------------------------------

 26 RIVERSOURCE EMERGING MARKETS FUND -- 2007 ANNUAL REPORT dealers in these securities or by an independent pricing service. Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. The procedures adopted by the Board of Directors of the funds generally contemplate the use of fair valuation in the event that price quotations or valuations are not readily available, price quotations or valuations from other sources are not reflective of market value and thus deemed unreliable, or a significant event has occurred in relation to a security or class of securities (such as foreign securities) that is not reflected in price quotations or valuations from other sources. A fair value price is a good faith estimate of the value of a security at a given point in time.

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange, including significant movements in the U.S. market after foreign exchanges have closed. Accordingly, in those situations, Ameriprise Financial, Inc. (Ameriprise Financial), as administrator to the Fund and the parent company of the Investment Manager, will fair value foreign securities pursuant to procedures adopted by the Board of Directors of the funds, including utilizing a third party pricing service to determine these fair values. These procedures take into account multiple factors, including movements in the U.S. securities markets, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the New York Stock Exchange.

Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates; those maturing in 60 days or less are valued at amortized cost.

ILLIQUID SECURITIES

At Oct. 31, 2007, investments in securities included issues that are illiquid which the Fund currently limits to 15% of net assets, at market value, at the time of purchase. Prior to July 12, 2007, the Fund limited the percent held in securities and other instruments that were illiquid to 10% of the Fund's net assets. The aggregate value of such securities at Oct. 31, 2007 was $13,516,079 representing 1.65% of net assets. These securities may be valued at fair value according to procedures approved, in good faith, by the Board. According to board guidelines, certain unregistered securities are determined to be liquid and are not included within the 15% limitation specified above. Assets are liquid if they can be sold or disposed of in the ordinary course of business within seven days at approximately the value at which the asset is valued by the Fund.

OPTION TRANSACTIONS

To produce incremental earnings, protect gains and facilitate buying and selling of securities for investments, the Fund may buy and write options traded on any U.S.

--------------------------------------------------------------------------------

                     RIVERSOURCE EMERGING MARKETS FUND -- 2007 ANNUAL REPORT 27 or foreign exchange or in the over-the-counter market where completing the obligation depends upon the credit standing of the other party. Cash collateral may be collected by the Fund to secure certain over-the-counter options trades. Cash collateral held by the Fund for such option trades must be returned to the counterparty upon closure, exercise or expiration of the contract. The Fund also may buy and sell put and call options and write covered call options on portfolio securities as well as write cash-secured put options. The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk of being unable to enter into a closing transaction if a liquid secondary market does not exist.

Option contracts are valued daily at the closing prices on their primary exchanges and unrealized appreciation or depreciation is recorded. The Fund will realize a gain or loss when the option transaction expires or closes. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option or the cost of a security for a purchased put or call option is adjusted by the amount of premium received or paid. During the year ended Oct. 31, 2007, the Fund had no outstanding option contracts.

FUTURES TRANSACTIONS

To gain exposure to or protect itself from market changes, the Fund may buy and sell financial futures contracts traded on any U.S. or foreign exchange. The Fund also may buy and write put and call options on these futures contracts. Risks of entering into futures contracts and related options include the possibility of an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

Futures are valued daily based upon the last sale price at the close of market on the principal exchange on which they are traded. Upon entering into a futures contract, the Fund is required to deposit either cash or securities in an amount (initial margin) equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Fund recognizes a realized gain or loss when the contract is closed or expires. At Oct. 31, 2007, the Fund had no outstanding futures contracts.

FOREIGN CURRENCY TRANSLATIONS AND FORWARD FOREIGN CURRENCY CONTRACTS

Securities and other assets and liabilities denominated in foreign currencies are translated daily into U.S. dollars. Foreign currency amounts related to the purchase or sale of securities and income and expenses are translated at the exchange rate on the transaction date. The effect of changes in foreign exchange rates on realized

--------------------------------------------------------------------------------

 28 RIVERSOURCE EMERGING MARKETS FUND -- 2007 ANNUAL REPORT and unrealized security gains or losses is reflected as a component of such gains or losses. In the Statement of operations, net realized gains or losses from foreign currency transactions, if any, may arise from sales of foreign currency, closed forward contracts, exchange gains or losses realized between the trade date and settlement date on securities transactions, and other translation gains or losses on dividends, interest income and foreign withholding taxes. At Oct. 31, 2007, foreign currency holdings consisted of multiple denominations, primarily Taiwan dollars.

The Fund may enter into forward foreign currency exchange contracts for operational purposes and to protect against adverse exchange rate fluctuation. The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund and the resulting unrealized appreciation or depreciation are determined using foreign currency exchange rates from an independent pricing service. The Fund is subject to the credit risk that the other party will not complete its contract obligations. At Oct. 31, 2007, the Fund had no outstanding forward foreign currency contracts.

GUARANTEES AND INDEMNIFICATIONS

Under the Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, certain of the Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined and the Fund has no historical basis for predicting the likelihood of any such claims.

FEDERAL TAXES

The Fund's policy is to comply with Subchapter M of the Internal Revenue Code that applies to regulated investment companies and to distribute substantially all of its taxable income to the shareholders. No provision for income or excise taxes is thus required.

Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes primarily because of deferred losses on certain futures contracts, the recognition of certain foreign currency gains (losses) as ordinary income (loss) for tax purposes and losses deferred due to "wash sale" transactions. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Fund.

On the Statement of assets and liabilities, as a result of permanent book-to-tax differences, undistributed net investment income has been decreased by $1,494,173 and accumulated net realized gain has been increased by $1,494,173.

--------------------------------------------------------------------------------

                     RIVERSOURCE EMERGING MARKETS FUND -- 2007 ANNUAL REPORT  29

The tax character of distributions paid for the years indicated is as follows:

YEAR ENDED OCT. 31,                                     2007          2006
----------------------------------------------------------------------------
CLASS A
Distributions paid from:
      Ordinary income............................    $43,124,323    $740,974
      Long-term capital gain.....................     55,114,907          --
CLASS B
Distributions paid from:
      Ordinary income............................      8,236,390          --
      Long-term capital gain.....................     10,526,381          --
CLASS C
Distributions paid from:
      Ordinary income............................        523,272          --
      Long-term capital gain.....................        672,797          --
CLASS I
Distributions paid from:
      Ordinary income............................      4,243,012     108,672
      Long-term capital gain.....................      5,421,506          --
CLASS R4*
Distributions paid from:
      Ordinary income............................        635,576          --
      Long-term capital gain.....................        812,097          --

* Effective Dec. 11, 2006, Class Y was renamed Class R4.

At Oct. 31, 2007, the components of distributable earnings on a tax basis are as follows:

Undistributed ordinary income.............................    $ 96,003,258
Undistributed accumulated long-term gain..................    $ 69,849,036
Unrealized appreciation (depreciation)....................    $258,540,124

RECENT ACCOUNTING PRONOUNCEMENTS

On Sept. 20, 2006, the Financial Accounting Standards Board (FASB) released Statement of Financial Accounting Standards No. 157 "Fair Value Measurements" (SFAS 157). SFAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair-value measurements. The application of SFAS 157 is required for fiscal years beginning after Nov. 15, 2007 and interim periods within those fiscal years. The impact of SFAS 157 on the Fund's financial statements is being evaluated.

In June 2006, the FASB issued FASB Interpretation 48 (FIN 48), "Accounting for Uncertainty in Income Taxes." FIN 48 clarifies the accounting for uncertainty in income taxes recognized in accordance with FASB Statement 109, "Accounting for Income Taxes." FIN 48 prescribes a two-step process to recognize and measure a tax position taken or expected to be taken in a tax return. The first step

--------------------------------------------------------------------------------

 30 RIVERSOURCE EMERGING MARKETS FUND -- 2007 ANNUAL REPORT is to determine whether a tax position has met the more-likely-than-not recognition threshold and the second step is to measure a tax position that meets the threshold to determine the amount of benefit to recognize. FIN 48 also provides guidance on derecognition, classification, interest and penalties, accounting in interim periods, disclosure, and transition. FIN 48 is effective for fiscal years beginning after Dec. 15, 2006. Recent SEC guidance allows implementing FIN 48 in fund NAV calculations as late as the fund's last NAV calculation in the first required financial statement reporting period. As a result, the Fund will adopt FIN 48 in its semiannual report for the period ending April 30, 2008. Tax positions of the Fund are being evaluated to determine the impact, if any, to the Fund. The adoption of FIN 48 is not anticipated to have a material impact on the Fund.

DIVIDENDS TO SHAREHOLDERS

An annual dividend from net investment income, declared and paid at the end of the calendar year, when available, is reinvested in additional shares of the Fund at net asset value or payable in cash. Capital gains, when available, are distributed along with the income dividend.

OTHER

Security transactions are accounted for on the date securities are purchased or sold. Dividend income, if any, is recognized on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities. Interest income, including amortization of premium, market discount and original issue discount using the effective interest method, is accrued daily.

2. EXPENSES AND SALES CHARGES

Under an Investment Management Services Agreement, the Investment Manager determines which securities will be purchased, held or sold. The management fee is a percentage of the Fund's average daily net assets that declines from 1.10% to 0.90% annually as the Fund's assets increase. The fee may be adjusted upward or downward by a performance incentive adjustment based on a comparison of the performance of Class A shares of the Fund to the Lipper Emerging Markets Funds Index. In certain circumstances, the Board may approve a change in the index. The maximum adjustment is 0.12% per year. If the performance difference is less than 0.50%, the adjustment will be zero. The adjustment increased the fee by $197,327 for the year ended Oct. 31, 2007. The management fee for the year ended Oct. 31, 2007, was 1.11% of the Fund's average daily net assets, including an adjustment under the terms of the performance incentive arrangement.

The Investment Manager has a Subadvisory Agreement with Threadneedle International Limited (Threadneedle), an affiliate of the Investment Manager and an indirect wholly-owned subsidiary of Ameriprise Financial, to subadvise the assets of the Fund. The Investment Manager contracts with and compensates Threadneedle to manage the investment of the Fund's assets.

--------------------------------------------------------------------------------

                     RIVERSOURCE EMERGING MARKETS FUND -- 2007 ANNUAL REPORT  31

Under an Administrative Services Agreement, the Fund pays Ameriprise Financial a fee for administration and accounting services at a percentage of the Fund's average daily net assets that declines 0.08% to 0.05% annually as the Fund's assets increase. The fee for the year ended Oct. 31, 2007, was 0.08% of the Fund's average daily net assets.

Other expenses in the amount of $4,159 are for, among other things, certain expenses of the Fund or the Board including: Fund boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses. Payment of these Fund and Board expenses is facilitated by a company providing limited administrative services to the Fund and the Board.

Compensation of Board members includes, for a former Board Chair, compensation as well as retirement benefits. Certain other aspects of a former Board Chair's compensation, including health benefits and payment of certain other expenses, are included under other expenses.

Under a Deferred Compensation Plan (the Plan), non-interested board members may defer receipt of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the Fund or other RiverSource funds. The Fund's liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan.

Under a Transfer Agency Agreement, RiverSource Service Corporation (the Transfer Agent) maintains shareholder accounts and records. The Fund pays the Transfer Agent an annual fee per shareholder account for this service as follows:

-  Class A $19.50

-  Class B $20.50

-  Class C $20.00

Effective Dec. 11, 2006, as part of the Board's approval to rename Class Y as Class R4, the fee structure under the Transfer Agency Agreement was revised from an account-based fee for Class Y to an asset-based fee for Class R4. The Fund pays the Transfer Agent an annual asset-based fee of 0.05% of the Fund's average daily net assets attributable to Class R4 shares. Prior to Dec. 11, 2006, the Fund paid the Transfer Agent an annual account-based fee of $17.50 per shareholder account.

Prior to Dec. 11, 2006, Class I paid a transfer agency fee at an annual rate per shareholder account of $1. Effective Dec. 11, 2006, this fee was eliminated.

The Transfer Agent charges an annual fee of $5 per inactive account, charged on a pro rata basis for 12 months from the date the account becomes inactive. These fees are included in the transfer agency fees on the Statement of operations.

--------------------------------------------------------------------------------

 32 RIVERSOURCE EMERGING MARKETS FUND -- 2007 ANNUAL REPORT

The Fund has an agreement with RiverSource Distributors, Inc. (the Distributor) for distribution and shareholder services. Prior to Oct. 1, 2007, Ameriprise Financial Services, Inc. also served as a principal underwriter and distributor to the Fund. Under a Plan and Agreement of Distribution pursuant to Rule 12b-1, the Fund pays a fee at an annual rate of up to 0.25% of the Fund's average daily net assets attributable to Class A shares and a fee at an annual rate of up to 1.00% of the Fund's average daily net assets attributable to Class B and Class C shares.

Beginning Dec. 11, 2006, under a Plan Administration Services Agreement, a fee for the provision of various administrative, recordkeeping, communication and educational services was adopted for the restructured Class R4. The fee is calculated at a rate of 0.25% of the Fund's average daily net assets attributable to Class R4 shares.

Prior to Dec. 11, 2006, under a Shareholder Service Agreement, the Fund paid the Distributor a fee for service provided to shareholders by the Distributor and other servicing agents with respect to Class Y shares. The fee was calculated at a rate of 0.10% of the Fund's average daily net assets attributable to Class Y shares. Effective Dec. 11, 2006, this agreement was terminated.

Sales charges received by the Distributor for distributing Fund shares were $840,886 for Class A, $44,209 for Class B and $967 for Class C for the year ended Oct. 31, 2007.

In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the funds in which it invests (also referred to as "acquired funds"), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds). Because the acquired funds have varied expense and fee levels and the Fund may own different proportions of acquired funds at different times, the amount of fees and expenses incurred indirectly by the Fund will vary.

The Investment Manager and its affiliates have contractually agreed to waive certain fees and expenses such that net expenses (excluding fees and expenses of acquired funds), before giving effect to any performance incentive adjustment, will not exceed 1.64% for Class R4 of the Fund's average daily net assets until Oct. 31, 2008, unless sooner terminated at the discretion of the Board. For the year ended Oct. 31, 2007, the waiver was not invoked since the Fund's expenses were below the cap amount.

During the year ended Oct. 31, 2007, the Fund's custodian and transfer agency fees were reduced by $29,534 as a result of earnings and bank fee credits from overnight cash balances. The Fund pays custodian fees to Ameriprise Trust Company, a subsidiary of Ameriprise Financial.

--------------------------------------------------------------------------------

                     RIVERSOURCE EMERGING MARKETS FUND -- 2007 ANNUAL REPORT  33

It was determined during the Fund's fiscal year 2007 that a taxable event in India was not recognized and taxes were not paid during fiscal year 2006. The taxes, interest and penalty totaling $125,539 were paid by the Fund in September 2007 and are included under other expenses. Ameriprise Financial reimbursed the Fund for the interest and penalty which totaled $29,486.

3. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of securities (other than short-term obligations) aggregated $791,958,954 and $868,839,367, respectively, for the year ended Oct. 31, 2007. Realized gains and losses are determined on an identified cost basis.

Income from securities lending amounted to $23,617 for the year ended Oct. 31, 2007. Expenses paid to the Investment Manager were $117 for the year ended Oct. 31, 2007, which are included in other expenses on the Statement of operations. The risks to the Fund of securities lending are that the borrower may not provide additional collateral when required or return the securities when due. At Oct. 31, 2007, the Fund had no outstanding security lending.

4. CAPITAL SHARE TRANSACTIONS

Transactions in shares of capital stock for the years indicated are as follows:

                                                 YEAR ENDED OCT. 31, 2007
                                            ISSUED FOR
                                            REINVESTED                             NET
                                SOLD       DISTRIBUTIONS     REDEEMED      INCREASE (DECREASE)
----------------------------------------------------------------------------------------------
Class A                       8,019,411      9,935,587      (11,422,639)        6,532,359
Class B                       1,163,544      2,056,671       (3,595,546)         (375,331)
Class C                         179,156        126,760         (198,413)          107,503
Class I                         463,963        966,865       (1,397,671)           33,157
Class R4*                       313,574        145,035         (806,884)         (348,275)
----------------------------------------------------------------------------------------------

                                                 YEAR ENDED OCT. 31, 2006
                                            ISSUED FOR
                                            REINVESTED                             NET
                                SOLD       DISTRIBUTIONS     REDEEMED      INCREASE (DECREASE)
----------------------------------------------------------------------------------------------
Class A                      11,771,328         78,315      (10,104,721)        1,744,922
Class B                       2,262,284             --       (4,559,033)       (2,296,749)
Class C                         187,493             --          (78,887)          108,606
Class I                       1,795,660         11,456         (553,008)        1,254,108
Class R4*                       359,853             --         (155,126)          204,727
----------------------------------------------------------------------------------------------

* Effective Dec. 11, 2006, Class Y was renamed Class R4.

--------------------------------------------------------------------------------

 34 RIVERSOURCE EMERGING MARKETS FUND -- 2007 ANNUAL REPORT

5. AFFILIATED MONEY MARKET FUND

The Fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of the RiverSource funds and other institutional clients of RiverSource Investments. The cost of the Fund's purchases and proceeds from sales of shares of the RiverSource Short-Term Cash Fund aggregated $398,784,092 and $394,114,617, respectively, for the year ended Oct. 31, 2007.

6. BANK BORROWINGS

The Fund has entered into a revolving credit facility with a syndicate of banks headed by JPMorgan Chase Bank, N.A. (JPMCB), whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility became effective on Oct. 18, 2007, replacing a prior credit facility. The credit facility agreement, which is a collective agreement between the Fund and certain other RiverSource funds, severally and not jointly, permits collective borrowings up to $500 million. Interest is charged to each Fund based on its borrowings at a rate equal to the federal funds rate plus 0.30%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.06% per annum. Under the prior credit facility, a Fund paid interest on its outstanding borrowings at a rate equal to either the higher of the federal funds effective rate plus 0.40% or the JPMBC Prime Commercial Lending Rate. The Fund had no borrowings during the year ended Oct. 31, 2007.

7. CONCENTRATION OF RISK

FOREIGN/EMERGING MARKETS RISK

Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values and changing local and regional economic, political and social conditions, which may result in greater market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities. Investing in emerging markets may accentuate these risks.

GEOGRAPHIC CONCENTRATION/SECTOR RISK

Investments that are concentrated in a particular issuer, geographic region, or sector will be more susceptible to changes in price.

8. INFORMATION REGARDING PENDING AND SETTLED LEGAL PROCEEDINGS

In June 2004, an action captioned John E. Gallus et al. v. American Express Financial Corp. and American Express Financial Advisors Inc., was filed in the

--------------------------------------------------------------------------------

                     RIVERSOURCE EMERGING MARKETS FUND -- 2007 ANNUAL REPORT  35

United States District Court for the District of Arizona. The plaintiffs allege that they are investors in several American Express Company mutual funds and they purport to bring the action derivatively on behalf of those funds under the Investment Company Act of 1940. The plaintiffs allege that fees allegedly paid to the defendants by the funds for investment advisory and administrative services are excessive. The plaintiffs seek remedies including restitution and rescission of investment advisory and distribution agreements. The plaintiffs voluntarily agreed to transfer this case to the United States District Court for the District of Minnesota. In response to defendants' motion to dismiss the complaint, the Court dismissed one of plaintiffs' four claims and granted plaintiffs limited discovery. Defendants moved for summary judgment in April 2007. Summary judgment was granted in the defendants' favor on July 9, 2007. The plaintiffs filed a notice of appeal with the Eighth Circuit Court of Appeals on August 8, 2007.

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)), the parent company of RiverSource Investments, LLC (RiverSource Investments), entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce
(MDOC) related to market timing activities. In connection with these matters, the SEC and MDOC issued orders (the Orders) alleging that AEFC violated certain provisions of the federal and Minnesota securities laws by failing to adequately disclose market timing activities by allowing certain identified market timers to continue to market time contrary to disclosures in mutual fund and variable annuity product prospectuses. The Orders also alleged that AEFC failed to implement procedures to detect and prevent market timing in 401(k) plans for employees of AEFC and related companies and failed to adequately disclose that there were no such procedures. Pursuant to the MDOC Order, the MDOC also alleged that AEFC allowed inappropriate market timing to occur by failing to have written policies and procedures and failing to properly supervise its employees.

As a result of the Orders, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. Pursuant to the terms of the Orders, AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to make presentations at least annually to its board of directors and the relevant mutual funds' board that include an overview of policies and procedures to prevent market timing, material changes to these policies and procedures and whether disclosures related to market timing are consistent with the SEC order and federal securities laws. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at http://www.sec.gov/litigation/admin/ia-2451.pdf. In addition, AEFC

--------------------------------------------------------------------------------

 36 RIVERSOURCE EMERGING MARKETS FUND -- 2007 ANNUAL REPORT agreed to complete and submit to the MDOC a compliance review of its procedures regarding market timing within one year of the MDOC Order, including a summary of actions taken to ensure compliance with applicable laws and regulations and certification by a senior officer regarding compliance and supervisory procedures.

Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the RiverSource Funds' Boards of Directors/Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

--------------------------------------------------------------------------------

                     RIVERSOURCE EMERGING MARKETS FUND -- 2007 ANNUAL REPORT  37

9. FINANCIAL HIGHLIGHTS

The tables below show certain important financial information for evaluating the Fund's results.

CLASS A

PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED OCT. 31,            2007              2006           2005           2004           2003
Net asset value, beginning of period     $11.32          $8.23          $6.27          $5.46          $4.00
-----------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                .04(b)         .01            .04            .03            .02
Net gains (losses) (both realized and
 unrealized)                               6.27           3.10           1.95            .84           1.44
-----------------------------------------------------------------------------------------------------------
Total from investment operations           6.31           3.11           1.99            .87           1.46
-----------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income         --           (.02)          (.03)          (.06)            --
Distributions from realized gains         (2.64)            --             --             --             --
-----------------------------------------------------------------------------------------------------------
Total distributions                       (2.64)          (.02)          (.03)          (.06)            --
-----------------------------------------------------------------------------------------------------------
Net asset value, end of period           $14.99         $11.32          $8.23          $6.27          $5.46
-----------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
Net assets, end of period (in
 millions)                                 $661           $425           $295           $191           $155
-----------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(c),(d)              1.83%          1.81%          1.79%          1.83%          2.02%
-----------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(c),(d)              1.82%(e)       1.81%          1.79%          1.83%          2.02%
-----------------------------------------------------------------------------------------------------------
Net investment income (loss)               .31%           .19%           .54%           .41%           .39%
-----------------------------------------------------------------------------------------------------------
Portfolio turnover rate                    125%           145%           124%           128%           174%
-----------------------------------------------------------------------------------------------------------
Total return(f)                          68.21%         37.85%         31.83%         16.09%         36.50%
-----------------------------------------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b) Per share amount has been calculated using the average shares outstanding method.
(c) Expense ratio is before reduction of earnings and bank fee credits on cash balances. Includes the impact of a performance incentive adjustment fee, if any.
(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(e) The Investment Manager and its affiliates have agreed to waive certain fees and expenses (excluding fees and expenses of acquired funds), before giving effect to any performance incentive adjustment.
(f)  Total return does not reflect payment of a sales charge.

--------------------------------------------------------------------------------

 38 RIVERSOURCE EMERGING MARKETS FUND -- 2007 ANNUAL REPORT

CLASS B

PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED OCT. 31,            2007              2006           2005           2004           2003
Net asset value, beginning of period     $10.63          $7.77          $5.95          $5.19          $3.83
-----------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)               (.05)(b)       (.05)          (.01)          (.02)          (.02)
Net gains (losses) (both realized and
 unrealized)                               5.79           2.91           1.83            .81           1.38
-----------------------------------------------------------------------------------------------------------
Total from investment operations           5.74           2.86           1.82            .79           1.36
-----------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income         --             --             --           (.03)            --
Distributions from realized gains         (2.64)            --             --             --             --
-----------------------------------------------------------------------------------------------------------
Total distributions                       (2.64)            --             --           (.03)            --
-----------------------------------------------------------------------------------------------------------
Net asset value, end of period           $13.73         $10.63          $7.77          $5.95          $5.19
-----------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
Net assets, end of period (in
 millions)                                  $94            $77            $74            $73            $72
-----------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(c),(d)              2.58%          2.57%          2.55%          2.59%          2.80%
-----------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(c),(d)              2.57%(e)       2.57%          2.55%          2.59%          2.80%
-----------------------------------------------------------------------------------------------------------
Net investment income (loss)              (.48%)         (.55%)         (.24%)         (.32%)         (.39%)
-----------------------------------------------------------------------------------------------------------
Portfolio turnover rate                    125%           145%           124%           128%           174%
-----------------------------------------------------------------------------------------------------------
Total return(f)                          66.95%         36.81%         30.59%         15.18%         35.51%
-----------------------------------------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b) Per share amount has been calculated using the average shares outstanding method.
(c) Expense ratio is before reduction of earnings and bank fee credits on cash balances. Includes the impact of a performance incentive adjustment fee, if any.
(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(e) The Investment Manager and its affiliates have agreed to waive certain fees and expenses (excluding fees and expenses of acquired funds), before giving effect to any performance incentive adjustment.
(f)  Total return does not reflect payment of a sales charge.

--------------------------------------------------------------------------------

                     RIVERSOURCE EMERGING MARKETS FUND -- 2007 ANNUAL REPORT  39

CLASS C

PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED OCT. 31,            2007              2006           2005           2004           2003
Net asset value, beginning of period     $10.66          $7.79          $5.97          $5.20          $3.84
-----------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)               (.05)(b)       (.06)            --           (.01)          (.02)
Net gains (losses) (both realized and
 unrealized)                               5.81           2.93           1.82            .81           1.38
-----------------------------------------------------------------------------------------------------------
Total from investment operations           5.76           2.87           1.82            .80           1.36
-----------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income         --             --             --           (.03)            --
Distributions from realized gains         (2.64)            --             --             --             --
-----------------------------------------------------------------------------------------------------------
Total distributions                       (2.64)            --             --           (.03)            --
-----------------------------------------------------------------------------------------------------------
Net asset value, end of period           $13.78         $10.66          $7.79          $5.97          $5.20
-----------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
Net assets, end of period (in
 millions)                                   $8             $5             $3             $1             $1
-----------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(c),(d)              2.59%          2.58%          2.56%          2.60%          2.80%
-----------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(c),(d)              2.58%(e)       2.58%          2.56%          2.60%          2.80%
-----------------------------------------------------------------------------------------------------------
Net investment income (loss)              (.48%)         (.57%)         (.19%)         (.34%)         (.41%)
-----------------------------------------------------------------------------------------------------------
Portfolio turnover rate                    125%           145%           124%           128%           174%
-----------------------------------------------------------------------------------------------------------
Total return(f)                          67.03%         36.84%         30.54%         15.37%         35.42%
-----------------------------------------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b) Per share amount has been calculated using the average shares outstanding method.
(c) Expense ratio is before reduction of earnings and bank fee credits on cash balances. Includes the impact of a performance incentive adjustment fee, if any.
(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(e) The Investment Manager and its affiliates have agreed to waive certain fees and expenses (excluding fees and expenses of acquired funds), before giving effect to any performance incentive adjustment.
(f)  Total return does not reflect payment of a sales charge.

--------------------------------------------------------------------------------

 40 RIVERSOURCE EMERGING MARKETS FUND -- 2007 ANNUAL REPORT

CLASS I

PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED OCT. 31,              2007                 2006           2005        2004(B)
Net asset value, beginning of period       $11.50             $8.35          $6.36          $6.54
-------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                  .09(c)            .03            .06            .01
Net gains (losses) (both realized and
 unrealized)                                 6.43              3.16           1.98           (.19)
-------------------------------------------------------------------------------------------------
Total from investment operations             6.52              3.19           2.04           (.18)
-------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income           --              (.04)          (.05)            --
Distributions from realized gains           (2.64)               --             --             --
-------------------------------------------------------------------------------------------------
Total distributions                         (2.64)             (.04)          (.05)            --
-------------------------------------------------------------------------------------------------
Net asset value, end of period             $15.38            $11.50          $8.35          $6.36
-------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
Net assets, end of period (in millions)       $56               $41            $19            $13
-------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(d),(e)                1.39%             1.35%          1.30%          1.35%(g)
-------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d),(e)                1.38%(f)          1.35%          1.30%          1.35%(g)
-------------------------------------------------------------------------------------------------
Net investment income (loss)                 .75%              .63%           .97%           .79%(g)
-------------------------------------------------------------------------------------------------
Portfolio turnover rate                      125%              145%           124%           128%
-------------------------------------------------------------------------------------------------
Total return(h)                            69.07%            38.36%         32.32%         (2.75%)(i)
-------------------------------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b)  For the period from March 4, 2004 (inception date) to Oct. 31, 2004.
(c) Per share amount has been calculated using the average shares outstanding method.
(d) Expense ratio is before reduction of earnings and bank fee credits on cash balances. Includes the impact of a performance incentive adjustment fee, if any.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(f) The Investment Manager and its affiliates have agreed to waive certain fees and expenses (excluding fees and expenses of acquired funds), before giving effect to any performance incentive adjustment.
(g)  Adjusted to an annual basis.
(h)  Total return does not reflect payment of a sales charge.
(i)  Not annualized.

--------------------------------------------------------------------------------

                     RIVERSOURCE EMERGING MARKETS FUND -- 2007 ANNUAL REPORT  41

CLASS R4*

PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED OCT. 31,            2007              2006           2005           2004           2003
Net asset value, beginning of period     $11.50          $8.33          $6.35          $5.52          $4.04
-----------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                .05(b)         .03            .05            .04            .03
Net gains (losses) (both realized and
 unrealized)                               6.41           3.14           1.97            .86           1.45
-----------------------------------------------------------------------------------------------------------
Total from investment operations           6.46           3.17           2.02            .90           1.48
-----------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income         --             --           (.04)          (.07)            --
Distributions from realized gains         (2.64)            --             --             --             --
-----------------------------------------------------------------------------------------------------------
Total distributions                       (2.64)            --           (.04)          (.07)            --
-----------------------------------------------------------------------------------------------------------
Net asset value, end of period           $15.32         $11.50          $8.33          $6.35          $5.52
-----------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
Net assets, end of period (in
 millions)                                   $2             $6             $2            $18            $18
-----------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(c),(d)              1.65%          1.63%          1.59%          1.65%          1.87%
-----------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(c),(d)              1.64%(e)       1.63%          1.59%          1.65%          1.87%
-----------------------------------------------------------------------------------------------------------
Net investment income (loss)               .45%           .41%           .81%           .61%           .54%
-----------------------------------------------------------------------------------------------------------
Portfolio turnover rate                    125%           145%           124%           128%           174%
-----------------------------------------------------------------------------------------------------------
Total return(f)                          68.51%         38.06%         31.87%         16.50%         36.63%
-----------------------------------------------------------------------------------------------------------

 *   Effective Dec. 11, 2006, Class Y was renamed Class R4.
(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b) Per share amount has been calculated using the average shares outstanding method.
(c) Expense ratio is before reduction of earnings and bank fee credits on cash balances. Includes the impact of a performance incentive adjustment fee, if any.
(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(e) The Investment Manager and its affiliates have agreed to waive certain fees and expenses (excluding fees and expenses of acquired funds), before giving effect to any performance incentive adjustment.
(f)  Total return does not reflect payment of a sales charge.

--------------------------------------------------------------------------------

 42 RIVERSOURCE EMERGING MARKETS FUND -- 2007 ANNUAL REPORT

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

TO THE BOARD OF DIRECTORS AND SHAREHOLDERS OF

RIVERSOURCE EMERGING MARKETS FUND:

We have audited the accompanying statement of assets and liabilities, including the schedule of investments in securities, of RiverSource Emerging Markets Fund (the Fund) (one of the portfolios constituting the RiverSource Global Series, Inc.) as of October 31, 2007, and the related statements of operations, changes in net assets, and financial highlights for the year then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit. The financial statements and financial highlights of the Fund for the periods presented through October 31, 2006, were audited by other auditors whose report dated December 20, 2006, expressed an unqualified opinion on those financial statements and financial highlights.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of October 31, 2007, by correspondence with the custodian and brokers, or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the 2007 financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of RiverSource Emerging Markets Fund of the RiverSource Global Series, Inc. at October 31, 2007, the results of its operations, changes in its net assets and the financial highlights for the year then ended, in conformity with U.S. generally accepted accounting principles.

                                                         /s/ Ernst & Young LLP
Minneapolis, Minnesota
December 17, 2007

--------------------------------------------------------------------------------

                     RIVERSOURCE EMERGING MARKETS FUND -- 2007 ANNUAL REPORT  43

INVESTMENTS IN SECURITIES

OCT. 31, 2007
(Percentages represent value of investments compared to net assets)

BONDS (94.4%)(c)
                                   COUPON
ISSUER                              RATE       PRINCIPAL AMOUNT               VALUE(A)
ARGENTINA (6.5%)
Province of Mendoza
  09-04-18                           5.50%           $310,842(d)              $242,457
Republic of Argentina
  08-03-12                           5.39             150,000(g)                86,550
  09-12-13                           7.00           3,300,000                2,978,250
  04-17-17                           7.00           3,040,000                2,546,000
  12-31-33                           8.28             301,850                  305,623
  12-15-35                           5.00           6,550,000(b)               900,625
Republic of Argentina
 (Argentine Peso)
  06-12-12                          10.50           3,700,000                  978,025
Alto Palermo
 Sr Unsecured
  05-11-17                           7.88             500,000(d)               505,855
Banco Hipotecario
 Sr Unsecured
  04-27-16                           9.75             975,000(d)               982,313
Banco Macro
  02-01-17                           8.50             300,000(d)               313,458
Industrias Metalurgicas Pescarmona
 Sr Unsecured
  10-22-14                          11.25           2,250,000(d)             2,247,772
Transportadora de Gas del Sur
 Sr Unsecured
  05-14-17                           7.88             300,000(d)               273,750
                                                                       ---------------
Total                                                                       12,360,678
--------------------------------------------------------------------------------------

BRAZIL (12.8%)
Federative Republic of Brazil
  03-07-15                           7.88             150,000                  170,400
  01-17-17                           6.00           2,600,000                2,657,200
  10-14-19                           8.88           2,538,000                3,204,225
  04-15-24                           8.88             312,000                  408,720
  01-20-34                           8.25             358,000                  463,968
  08-17-40                          11.00             744,000                  999,564
Federative Republic of Brazil
 (Brazilian Real)
  01-10-28                          10.25           1,500,000                  855,966
Merrill Lynch & Co
 (Brazilian Real)
  03-08-17                          10.71           3,600,000                2,023,115

BONDS (CONTINUED)
                                   COUPON
ISSUER                              RATE       PRINCIPAL AMOUNT               VALUE(A)
BRAZIL (CONT.)
Morgan Stanley
 (Brazilian Real) Sr Unsecured
  05-03-17                          10.09%          4,900,000(d)            $2,685,727
Banco ABN AMRO Real
 (Brazilian Real)
  02-22-10                          16.20           1,350,000                  850,332
Banco BMG
  01-15-16                           9.15            $950,000(d)             1,008,236
Banco Bradesco
 (Brazilian Real)
  01-04-10                          14.80             800,000(d)               496,966
Bertin Ltda
 Sr Unsub
  10-05-16                          10.25           1,780,000(d)             1,966,900
BIE Bank & Trust
 (Brazilian Real) Sr Nts
  02-02-09                          14.10             250,000                  149,523
Centrais Eletricas Brasileiras
 Sr Nts
  11-30-15                           7.75             486,000(d)               523,665
Eletropaulo Metropolitana de Sao Paulo
 (Brazilian Real) Sr Unsecured
  06-28-10                          19.13           2,400,000(d)             1,581,046
ISA Capital do Brasil
  01-30-17                           8.80           1,050,000(d)             1,092,000
JBS
  02-07-11                           9.38           1,000,000                1,040,000
JBS
 Sr Unsub
  08-04-16                          10.50             600,000(d)               632,250
Marfrig Overseas
  11-16-16                           9.63           1,530,000(d)             1,606,500
                                                                       ---------------
Total                                                                       24,416,303
--------------------------------------------------------------------------------------

BRITISH VIRGIN ISLANDS (0.6%)
GTL Trade Finance
  10-20-17                           7.25           1,100,000(d)             1,114,011
--------------------------------------------------------------------------------------

See accompanying notes to investments in securities.
--------------------------------------------------------------------------------

 16 RIVERSOURCE EMERGING MARKETS BOND FUND -- 2007 ANNUAL REPORT

BONDS (CONTINUED)
                                   COUPON
ISSUER                              RATE       PRINCIPAL AMOUNT               VALUE(A)

CAYMAN ISLANDS (1.3%)
Peru Enhanced Pass-Thru
 Zero Coupon
  05-31-18                           3.78%         $1,084,000(d,h)            $742,540
Odebrecht Finance
  10-18-17                           7.50           1,100,000(d)             1,114,630
Petrobras Intl Finance
  03-01-18                           5.88             630,000(e)               617,484
                                                                       ---------------
Total                                                                        2,474,654
--------------------------------------------------------------------------------------

COLOMBIA (7.0%)
Santa Fe de Bogota
 (Colombian Peso) Sr Nts
  07-26-28                           9.75       1,377,000,000(d)               681,994
Republic of Colombia
  01-27-17                           7.38           1,500,000                1,658,250
  09-18-37                           7.38           2,350,000                2,683,701
Republic of Colombia
 (Colombian Peso)
  03-01-10                          11.75       1,000,000,000                  530,761
  10-22-15                          12.00       4,218,000,000                2,414,236
  06-28-27                           9.85         966,000,000                  500,710
BanColombia
  05-25-17                           6.88           1,795,000                1,741,150
EEB Intl
  10-31-14                           8.75           1,850,000(d)             1,833,211
TGI Intl
  10-03-17                           9.50           1,300,000(d)             1,360,060
                                                                       ---------------
Total                                                                       13,404,073
--------------------------------------------------------------------------------------

COSTA RICA (0.3%)
Republic of Costa Rica
  02-01-12                           8.11             290,000(d)               316,825
  03-20-14                           6.55             180,000(d)               184,500
                                                                       ---------------
Total                                                                          501,325
--------------------------------------------------------------------------------------

DOMINICAN REPUBLIC (2.0%)
Dominican Republic
  01-23-18                           9.04             278,709(d)               320,515
  04-20-27                           8.63             450,000(d)               517,500
Aes Dominicana Energia Finance
  12-13-15                          11.00           1,050,000(d)             1,081,500
Cerveceria Nacional Dominicana
 Sr Unsecured
  03-27-12                          16.00           1,450,000(d,g)           1,522,500

BONDS (CONTINUED)
                                   COUPON
ISSUER                              RATE       PRINCIPAL AMOUNT               VALUE(A)
DOMINICAN REPUBLIC (CONT.)
EGE Haina Finance
  04-26-17                           9.50%           $450,000(d)              $440,438
                                                                       ---------------
Total                                                                        3,882,453
--------------------------------------------------------------------------------------

EL SALVADOR (1.4%)
Republic of El Salvador
  06-15-35                           7.65           2,260,000(d)             2,621,600
--------------------------------------------------------------------------------------

INDIA (0.6%)
ICICI Bank
  10-03-12                           6.63           1,150,000(d)             1,153,761
--------------------------------------------------------------------------------------

INDONESIA (5.4%)
Republic of Indonesia
  10-12-35                           8.50           1,340,000(d)             1,633,125
  02-17-37                           6.63           2,450,000(d)             2,394,875
Republic of Indonesia
 (Indonesian Rupiah)
  10-15-14                          11.00      13,000,000,000                1,581,274
  07-15-17                          10.00      15,000,000,000                1,729,139
  07-15-22                          10.25      26,900,000,000                3,050,858
                                                                       ---------------
Total                                                                       10,389,271
--------------------------------------------------------------------------------------

JAMAICA (0.9%)
Govt of Jamaica
  03-15-39                           8.00           1,830,000                1,793,400
--------------------------------------------------------------------------------------

KAZAKHSTAN (1.4%)
Kazkommerts Intl
  11-03-15                           8.00             650,000(d)               578,500
  11-29-16                           7.50             200,000(d)               170,000
Temir Capital for JSC TemirBank
  05-21-14                           9.50             850,000(d)               870,016
TuranAlem Finance
  04-25-13                           7.75             300,000(d)               267,000
  02-10-15                           8.50             100,000(d)                93,000
  01-22-37                           8.25             800,000(d)               736,000
                                                                       ---------------
Total                                                                        2,714,516
--------------------------------------------------------------------------------------

LUXEMBOURG (5.9%)
Gaz Capital
 Sr Unsecured
  08-16-37                           7.29           1,650,000(d)             1,742,813
Gaz Capital for Gazprom
 Sr Nts
  11-22-16                           6.21           3,000,000(d)             2,964,000

                            See accompanying notes to investments in securities.
--------------------------------------------------------------------------------

                RIVERSOURCE EMERGING MARKETS BOND FUND -- 2007 ANNUAL REPORT  17

BONDS (CONTINUED)
                                   COUPON
ISSUER                              RATE       PRINCIPAL AMOUNT               VALUE(A)
LUXEMBOURG (CONT.)
Gaz Capital for Gazprom
 Sr Unsecured
  03-07-22                           6.51%         $1,800,000(d)            $1,764,000
MHP
  11-30-11                          10.25           1,650,000(d)             1,699,500
TNK-BP Finance
  07-18-16                           7.50             800,000(d)               776,999
  03-20-17                           6.63             800,000(d)               729,841
  03-13-18                           7.88           1,150,000(d)             1,134,556
UBS (Vimplecom)
  05-23-16                           8.25             500,000(d)               517,500
                                                                       ---------------
Total                                                                       11,329,209
--------------------------------------------------------------------------------------

MALAYSIA (0.1%)
TNB Capital
  05-05-15                           5.25             117,000(d)               114,667
--------------------------------------------------------------------------------------

MEXICO (10.0%)
Pemex Project Funding Master Trust
  12-15-15                           5.75           2,343,000                2,385,174
  03-01-18                           5.75           2,600,000(d)             2,622,100
  06-15-35                           6.63           5,079,000                5,429,451
Mexican Fixed Rate Bonds
 (Mexican Peso)
  12-20-12                           9.00           9,600,000                  944,330
  12-18-14                           9.50           9,500,000                  969,874
Controladora Comerical Mexicana
 (Mexican Peso)
  03-30-27                           8.70          26,700,000(d)             2,495,037
GRUPO KUO
  10-17-17                           9.75           1,350,000(d)             1,380,051
Vitro
  02-01-17                           9.13           2,920,000                2,883,500
                                                                       ---------------
Total                                                                       19,109,517
--------------------------------------------------------------------------------------

NETHERLANDS (2.1%)
Intergas Finance
  05-14-17                           6.38             500,000(d)               473,715
Majapahit Holding
  10-17-16                           7.75           1,900,000(d)             1,959,470
  06-28-17                           7.25           1,450,000(d)             1,464,935
  06-29-37                           7.88             200,000(d)               197,024
                                                                       ---------------
Total                                                                        4,095,144
--------------------------------------------------------------------------------------

PAKISTAN (0.4%)
Islamic Republic of Pakistan
  06-01-17                           6.88             850,000(d)               791,563
--------------------------------------------------------------------------------------

BONDS (CONTINUED)
                                   COUPON
ISSUER                              RATE       PRINCIPAL AMOUNT               VALUE(A)

PANAMA (2.8%)
Republic of Panama
  03-15-15                           7.25%           $503,000                 $550,785
  01-29-26                           7.13             400,000                  441,000
  09-30-27                           8.88           1,700,000                2,205,750
  04-28-34                           8.13             575,000                  701,500
  01-26-36                           6.70           1,300,000                1,365,000
                                                                       ---------------
Total                                                                        5,264,035
--------------------------------------------------------------------------------------

PERU (2.3%)
Republic of Peru
  05-03-16                           8.38           1,145,000                1,348,238
  07-21-25                           7.35             209,000                  239,828
  03-14-37                           6.55           1,956,000                2,058,689
Banco de Credito del Peru
 Sub Nts
  11-07-21                           6.95             800,000(d)               803,240
                                                                       ---------------
Total                                                                        4,449,995
--------------------------------------------------------------------------------------

PHILIPPINE ISLANDS (7.7%)
Republic of Philippines
  01-15-14                           8.25             150,000                  168,930
  03-17-15                           8.88           2,137,000                2,510,975
  01-15-16                           8.00             950,000                1,075,875
  10-07-16                           8.75             400,000(d)               470,520
  01-18-17                           9.38             500,000                  618,750
  01-15-19                           9.88             550,000                  715,000
  10-21-24                           9.50           2,221,000                2,909,510
  01-14-31                           7.75           4,606,000                5,250,840
Natl Power
  11-02-16                           6.88             900,000(d)               930,816
                                                                       ---------------
Total                                                                       14,651,216
--------------------------------------------------------------------------------------

RUSSIA (3.8%)
Russian Federation
  03-31-10                           8.25             127,783(d)               132,895
  03-31-30                           7.50           3,208,590(d)             3,615,439
Russian Ministry of Finance
  05-14-11                           3.00             220,000                  202,552
Alfa MTN Markets/ABH Financial
  06-25-12                           8.20           1,050,000(d)               974,984
Gazstream
  07-22-13                           5.63             792,902(d)               785,964
RSHB Capital for OJSC Russian Agricultural Bank
  05-15-17                           6.30             250,000(d)               236,850

See accompanying notes to investments in securities.
--------------------------------------------------------------------------------

 18 RIVERSOURCE EMERGING MARKETS BOND FUND -- 2007 ANNUAL REPORT

BONDS (CONTINUED)
                                   COUPON
ISSUER                              RATE       PRINCIPAL AMOUNT               VALUE(A)
RUSSIA (CONT.)
Russian Standard Finance
Sr Unsub
  05-05-11                           8.63%         $1,350,000(d)            $1,248,750
                                                                       ---------------
Total                                                                        7,197,434
--------------------------------------------------------------------------------------

TURKEY (7.4%)
Republic of Turkey
  01-15-14                           9.50             290,000                  340,750
  03-15-15                           7.25           2,329,000                2,465,945
  09-26-16                           7.00           2,180,000                2,280,934
  02-05-25                           7.38           2,750,000                2,918,575
  02-14-34                           8.00             700,000                  784,840
  03-17-36                           6.88           5,400,000                5,353,020
                                                                       ---------------
Total                                                                       14,144,064
--------------------------------------------------------------------------------------

UKRAINE (1.8%)
Credit Suisse First Boston Intl for City of Kiev Ukraine
  11-06-15                           8.00             100,000(d)                99,500
Govt of Ukraine
  06-26-12                           6.39           1,900,000(d)             1,916,050
  11-21-16                           6.58             900,000(d)               913,500
CS Intl
  02-09-16                           8.40             300,000                  299,250
Standard Bank London Holdings for NAK Naftogaz
 Ukrainy
  09-30-09                           8.13             200,000                  178,400
                                                                       ---------------
Total                                                                        3,406,700
--------------------------------------------------------------------------------------

UNITED KINGDOM (0.5%)
UK SPV Credit Finance for JSC Commercial Bank
 Privatbank
  02-06-12                           8.00           1,100,000(d)             1,001,939
--------------------------------------------------------------------------------------

UNITED STATES (0.1%)
Freeport-McMoRan Copper & Gold
 Sr Unsecured
  04-01-15                           8.25             240,000                  259,200
--------------------------------------------------------------------------------------

URUGUAY (3.6%)
Republica Orient Uruguay
 (Uruguay Peso)
  04-05-27                           4.25          71,864,931(j)             3,340,458
  06-26-37                           3.70          14,667,826(j)               616,304

BONDS (CONTINUED)
                                   COUPON
ISSUER                              RATE       PRINCIPAL AMOUNT               VALUE(A)
URUGUAY (CONT.)
Republic of Uruguay
  05-17-17                           9.25%           $700,000                 $847,000
  11-18-22                           8.00             355,000                  404,700
Republic of Uruguay
 Pay-in-kind
  01-15-33                           7.88                 500(f)                   568
Republica Orient Uruguay
  03-21-36                           7.63           1,483,939                1,658,301
                                                                       ---------------
Total                                                                        6,867,331
--------------------------------------------------------------------------------------

VENEZUELA (5.7%)
Republic of Venezuela
  10-08-14                           8.50           2,994,000                3,076,335
  02-26-16                           5.75           5,130,000                4,411,800
  12-09-20                           6.00             200,000                  168,400
  04-21-25                           7.65           1,850,000                1,757,500
  09-15-27                           9.25             270,000                  295,920
  01-13-34                           9.38           1,031,000                1,138,740
                                                                       ---------------
Total                                                                       10,848,695
--------------------------------------------------------------------------------------

TOTAL BONDS
(Cost: $175,641,688)                                                      $180,356,754
--------------------------------------------------------------------------------------

MONEY MARKET FUND (4.0%)
                                                  SHARES                   VALUE(A)
RiverSource Short-Term Cash Fund                  7,697,539(i)           $7,697,539
-----------------------------------------------------------------------------------

TOTAL MONEY MARKET FUND
(Cost: $7,697,539)                                                       $7,697,539
-----------------------------------------------------------------------------------

TOTAL INVESTMENTS IN SECURITIES
(Cost: $183,339,227)(k)                                                $188,054,293
===================================================================================

                            See accompanying notes to investments in securities.
--------------------------------------------------------------------------------

                RIVERSOURCE EMERGING MARKETS BOND FUND -- 2007 ANNUAL REPORT  19

NOTES TO INVESTMENTS IN SECURITIES
(a) Securities are valued by using procedures described in Note 1 to the financial statements.

(b) This is a variable rate security that entitles holders to receive only interest payments. Interest is paid annually. The interest payment is based on the GDP level of the previous year. To the extent that the previous year's GDP exceeds the 'base case GDP' an interest payment is made equal to
     0.012225 of the difference.

(c) Foreign security values are stated in U.S. dollars. For debt securities, principal amounts are denominated in U.S. dollar currency unless otherwise noted.

(d) Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the Fund's Board of Directors. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At Oct. 31, 2007, the value of these securities amounted to $73,865,214 or 38.7% of net assets.

(e) At Oct. 31, 2007, the cost of securities purchased, including interest purchased, on a when-issued and/or other forward-commitment basis was $621,256.

(f) Pay-in-kind securities are securities in which the issuer makes interest or dividend payments in cash or in additional securities. The securities usually have the same terms as the original holdings.

(g) Interest rate varies either based on a predetermined schedule or to reflect current market conditions; rate shown is the effective rate on Oct. 31, 2007.

(h) For zero coupon bonds, the interest rate disclosed represents the annualized effective yield on the date of acquisition.

(i)  Affiliated Money Market Fund -- See Note 5 to the financial statements.

(j) Inflation-indexed bonds are securities in which the principal amount is adjusted for inflation and the semiannual interest payments equal a fixed percentage of the inflation-adjusted principal amount.

(k) At Oct. 31, 2007, the cost of securities for federal income tax purposes was $183,409,110 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation                                             $5,929,756
Unrealized depreciation                                             (1,284,573)
------------------------------------------------------------------------------
Net unrealized appreciation                                         $4,645,183
------------------------------------------------------------------------------

HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com/funds.

--------------------------------------------------------------------------------

 20 RIVERSOURCE EMERGING MARKETS BOND FUND -- 2007 ANNUAL REPORT

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
OCT. 31, 2007

ASSETS
Investments in securities, at value (Note 1)
   Unaffiliated issuers (identified cost $175,641,688)          $180,356,754
   Affiliated money market fund (identified cost $7,697,539)
      (Note 5)                                                     7,697,539
----------------------------------------------------------------------------
Total investments in securities (identified cost
   $183,339,227)                                                 188,054,293
Cash                                                                  18,318
Foreign currency holdings (identified cost $373,320) (Note
   1)                                                                379,005
Capital shares receivable                                          1,155,664
Accrued interest receivable                                        2,847,258
----------------------------------------------------------------------------
Total assets                                                     192,454,538
----------------------------------------------------------------------------
LIABILITIES
Capital shares payable                                               261,585
Payable for investment securities purchased                        1,097,831
Accrued investment management services fee                             3,754
Accrued distribution fee                                                 325
Accrued transfer agency fee                                              131
Accrued administrative services fee                                      417
Other accrued expenses                                                53,428
----------------------------------------------------------------------------
Total liabilities                                                  1,417,471
----------------------------------------------------------------------------
Net assets applicable to outstanding capital stock              $191,037,067
============================================================================

--------------------------------------------------------------------------------

                RIVERSOURCE EMERGING MARKETS BOND FUND -- 2007 ANNUAL REPORT  21

OCT. 31, 2007

REPRESENTED BY
Capital stock -- $.01 par value (Note 1)                               $    180,855
Additional paid-in capital                                              184,072,676
Undistributed net investment income                                         402,006
Accumulated net realized gain (loss)                                      1,616,452
Unrealized appreciation (depreciation) on investments
   and on translation of assets and liabilities in foreign currencies     4,765,078
-----------------------------------------------------------------------------------
Total -- representing net assets applicable to outstanding capital
   stock                                                               $191,037,067
===================================================================================

Net assets applicable to outstanding shares:  Class A                         $  4,674,402
                                              Class B                         $  1,147,001
                                              Class C                         $    169,420
                                              Class I                         $147,109,195
                                              Class R4                        $     16,211
                                              Class W                         $ 37,920,838
Net asset value per share of outstanding      Class A
   capital stock:                             shares(1)             442,408   $      10.57
                                              Class B shares        108,670   $      10.55
                                              Class C shares         16,069   $      10.54
                                              Class I shares     13,923,740   $      10.57
                                              Class R4 shares         1,535   $      10.56
                                              Class W shares      3,593,104   $      10.55
------------------------------------------------------------------------------------------

(1) The maximum offering price per share for Class A is $11.10. The offering price is calculated by dividing the net asset value by 1.0 minus the maximum sales charge of 4.75%.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------

 22 RIVERSOURCE EMERGING MARKETS BOND FUND -- 2007 ANNUAL REPORT

STATEMENT OF OPERATIONS
YEAR ENDED OCT. 31, 2007

INVESTMENT INCOME
Income:
Interest                                                        $ 6,752,015
Income distributions from affiliated money market fund (Note
   5)                                                               459,287
   Less foreign taxes withheld                                     (127,193)
---------------------------------------------------------------------------
Total income                                                      7,084,109
---------------------------------------------------------------------------
Expenses (Note 2):
Investment management services fee                                  706,943
Distribution fee
   Class A                                                           23,088
   Class B                                                            6,858
   Class C                                                              967
   Class W                                                           43,590
Transfer agency fee
   Class A                                                            9,448
   Class B                                                            1,278
   Class C                                                              191
   Class R4                                                               7
   Class W                                                           34,873
Service fee -- Class R4                                                   2
Administrative services fee                                          78,549
Plan administration services fee -- Class R4                             34
Compensation of board members                                         1,774
Custodian fees                                                       21,192
Printing and postage                                                 22,690
Registration fees                                                    34,590
Professional fees                                                    35,805
Other                                                                 4,240
---------------------------------------------------------------------------
Total expenses                                                    1,026,119
   Earnings and bank fee credits on cash balances (Note 2)             (247)
---------------------------------------------------------------------------
Total net expenses                                                1,025,872
---------------------------------------------------------------------------
Investment income (loss) -- net                                   6,058,237
---------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) -- NET
Net realized gain (loss) on:
   Security transactions (Note 3)                                 1,771,434
   Foreign currency transactions                                     32,383
---------------------------------------------------------------------------
Net realized gain (loss) on investments                           1,803,817
Net change in unrealized appreciation (depreciation) on
   investments
   and on translation of assets and liabilities in foreign
   currencies                                                     2,593,776
---------------------------------------------------------------------------
Net gain (loss) on investments and foreign currencies             4,397,593
---------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
   operations                                                   $10,455,830
===========================================================================

See accompanying notes to financial statements.

--------------------------------------------------------------------------------

                RIVERSOURCE EMERGING MARKETS BOND FUND -- 2007 ANNUAL REPORT  23

STATEMENTS OF CHANGES IN NET ASSETS

                                                                        FOR THE PERIOD FROM
                                                        YEAR ENDED        FEB. 16, 2006*
                                                       OCT. 31, 2007     TO OCT. 31, 2006
OPERATIONS AND DISTRIBUTIONS
Investment income (loss) -- net                        $  6,058,237         $ 1,472,122
Net realized gain (loss) on investments                   1,803,817             (24,286)
Net change in unrealized appreciation (depreciation)
   on
   investments and on translation of assets and
   liabilities in
   foreign currencies                                     2,593,776           2,200,317
-------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
   operations                                            10,455,830           3,648,153
-------------------------------------------------------------------------------------------
Distributions to shareholders from:
   Net investment income
      Class A                                              (501,538)           (361,037)
      Class B                                               (32,727)             (9,533)
      Class C                                                (4,490)               (927)
      Class I                                            (4,198,103)         (1,064,373)
      Class R4                                                 (838)               (456)
      Class W                                            (1,049,016)                N/A
   Net realized gain
      Class A                                               (18,393)                 --
      Class B                                                  (880)                 --
      Class C                                                   (83)                 --
      Class I                                               (59,853)                 --
      Class R4                                                  (22)                 --
      Class W                                                    (8)                N/A
-------------------------------------------------------------------------------------------
Total distributions                                      (5,865,951)         (1,436,326)
-------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

 24 RIVERSOURCE EMERGING MARKETS BOND FUND -- 2007 ANNUAL REPORT

                                                                        FOR THE PERIOD FROM
                                                        YEAR ENDED        FEB. 16, 2006*
                                                       OCT. 31, 2007     TO OCT. 31, 2006
9x
CAPITAL SHARE TRANSACTIONS (NOTE 4)
Proceeds from sales
   Class A shares (Note 2)                             $  3,695,695         $ 1,661,325
   Class B shares                                           934,159             633,827
   Class C shares                                           131,955              50,525
   Class I shares                                       105,338,850          48,766,475
   Class R4 shares                                            6,989               3,950
   Class W shares                                        73,570,698                 N/A
Reinvestment of distributions at net asset value
   Class A shares                                           167,200              33,503
   Class B shares                                            28,622               8,237
   Class C shares                                             3,686                 483
   Class I shares                                         4,257,340           1,064,028
   Class R4 shares                                              273                 119
   Class W shares                                         1,048,760                 N/A
Payments for redemptions
   Class A shares                                       (11,436,832)           (199,501)
   Class B shares (Note 2)                                 (358,088)           (152,644)
   Class C shares (Note 2)                                   (7,430)            (23,086)
   Class I shares                                       (13,150,244)         (4,452,607)
   Class R4 shares                                           (6,001)                 --
   Class W shares                                       (37,405,273)                N/A
-------------------------------------------------------------------------------------------
Increase (decrease) in net assets from capital share
   transactions                                         126,820,359          47,394,634
-------------------------------------------------------------------------------------------
Total increase (decrease) in net assets                 131,410,238          49,606,461
Net assets at beginning of year                          59,626,829          10,020,368**
-------------------------------------------------------------------------------------------
Net assets at end of year                              $191,037,067         $59,626,829
===========================================================================================
Undistributed net investment income                    $    402,006         $    52,106
-------------------------------------------------------------------------------------------

  * When shares became publicly available.
 ** Initial capital of $10,045,040 was contributed on Feb. 9, 2006. The Fund had a decrease in net assets resulting from operations of $24,672 during the period from Feb. 9, 2006 to Feb. 16, 2006 (when shares became publicly available).

See accompanying notes to financial statements.

--------------------------------------------------------------------------------

                RIVERSOURCE EMERGING MARKETS BOND FUND -- 2007 ANNUAL REPORT  25

NOTES TO FINANCIAL STATEMENTS

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

RiverSource Emerging Markets Bond Fund (the Fund) is a series of RiverSource Global Series, Inc. and is registered under the Investment Company Act of 1940 (as amended) as a non-diversified, open-end management investment company. RiverSource Global Series, Inc. has 10 billion authorized shares of capital stock that can be allocated among the separate series as designated by the Board. The Fund invests primarily in fixed income securities of emerging market issuers. On Feb. 9, 2006, Ameriprise Financial, Inc. (Ameriprise Financial), the parent company of RiverSource Investments, LLC (the Investment Manager), invested $10,045,040* in the Fund (996,000 shares for Class A, 1,000 shares for Class B, 1,000 shares for Class C, 5,504** shares for Class I and 1,000 shares for Class R4), which represented the initial capital for each class at $10 per share. On or about Aug. 31, 2007, Ameriprise Financial transferred its ownership interest in invested initial capital in the Fund to the Investment Manager. Shares of the Fund were first offered to the public on Feb. 16, 2006.

The Fund offers Class A, Class B, Class C, Class I and Class R4 shares.

-  Class A shares are sold with a front-end sales charge.

- Class B shares may be subject to a contingent deferred sales charge (CDSC) and automatically convert to Class A shares during the ninth year of ownership.

-  Class C shares may be subject to a CDSC.

- Class I and Class R4 shares have no sales charge and are offered only to qualifying institutional investors.

Effective Dec. 11, 2006, the Board approved renaming Class Y as Class R4, terminating the shareholder servicing agreement, revising the fee structure under the transfer agent agreement from account-based to asset-based, and adopting a plan administration services agreement.

At Oct. 31, 2007, the Investment Manager and the affiliated funds-of-funds owned 100% of Class I shares.

Effective Dec. 1, 2006, the Fund offers an additional class of shares, Class W, through qualifying discretionary accounts. Class W shares are sold without a front-end sales charge or CDSC.

 * Includes $45,040 invested by the RiverSource Income Builder Funds.
** Includes 4,504 shares purchased by the RiverSource Income Builder Funds.

--------------------------------------------------------------------------------

 26 RIVERSOURCE EMERGING MARKETS BOND FUND -- 2007 ANNUAL REPORT

At Oct. 31, 2007, the Investment Manager and the affiliated funds-of-funds owned approximately 77% of the total outstanding Fund shares.

All classes of shares have identical voting, dividend and liquidation rights. Class specific expenses (e.g., distribution and service fees, transfer agency fees, plan administration fees) differ among classes. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets.

The Fund's significant accounting policies are summarized below:

USE OF ESTIMATES

Preparing financial statements that conform to U.S. generally accepted accounting principles requires management to make estimates (e.g., on assets, liabilities and contingent assets and liabilities) that could differ from actual results.

VALUATION OF SECURITIES

All securities are valued at the close of each business day. Securities traded on national securities exchanges or included in national market systems are valued at the last quoted sales price. Debt securities are generally traded in the over-the-counter market and are valued at a price that reflects fair value as quoted by dealers in these securities or by an independent pricing service. Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. The procedures adopted by the Board of Directors of the funds generally contemplate the use of fair valuation in the event that price quotations or valuations are not readily available, price quotations or valuations from other sources are not reflective of market value and thus deemed unreliable, or a significant event has occurred in relation to a security or class of securities (such as foreign securities) that is not reflected in price quotations or valuations from other sources. A fair value price is a good faith estimate of the value of a security at a given point in time.

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange, including significant movements in the U.S. market after foreign exchanges have closed. Accordingly, in those situations, Ameriprise Financial, as administrator to the Fund, will fair value foreign securities pursuant to procedures adopted by the Board of Directors of the funds, including utilizing a third party pricing service to determine these fair values. These procedures take into account multiple factors, including movements in the U.S. securities markets, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the New York Stock Exchange.

--------------------------------------------------------------------------------

                RIVERSOURCE EMERGING MARKETS BOND FUND -- 2007 ANNUAL REPORT  27

Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates; those maturing in 60 days or less are valued at amortized cost.

SECURITIES PURCHASED ON A FORWARD-COMMITMENT BASIS

Delivery and payment for securities that have been purchased by the Fund on a forward-commitment basis, including when-issued securities and other forward-commitments, can take place one month or more after the transaction date. During this period, such securities are subject to market fluctuations, and they may affect the Fund's net assets the same as owned securities. The Fund designates cash or liquid securities at least equal to the amount of its forward-commitments. At Oct. 31, 2007, the Fund has entered into outstanding when-issued securities of $621,256.

The Fund also enters into transactions to sell purchase commitments to third parties at current market values and concurrently acquires other purchase commitments for similar securities at later dates. As an inducement for the Fund to "roll over" its purchase commitments, the Fund receives negotiated amounts in the form of reductions of the purchase price of the commitment. The Fund records the incremental difference between the forward purchase and sale of each forward roll as realized gain or loss. Losses may arise due to changes in the value of the securities or if the counterparty does not perform under the terms of the agreement. If the counterparty files for bankruptcy or becomes insolvent, a fund's right to repurchase or sell securities may be limited. The Fund did not enter into any mortgage dollar roll transactions during the year ended Oct. 31, 2007.

OPTION TRANSACTIONS

To produce incremental earnings, protect gains, and facilitate buying and selling of securities for investments, the Fund may buy and write options traded on any U.S. or foreign exchange or in the over-the-counter market where completing the obligation depends upon the credit standing of the other party. Cash collateral may be collected by the Fund to secure certain over-the-counter options trades. Cash collateral held by the Fund for such option trades must be returned to the counterparty upon closure, exercise or expiration of the contract. The Fund also may buy and sell put and call options and write covered call options on portfolio securities as well as write cash-secured put options. The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk of being unable to enter into a closing transaction if a liquid secondary market does not exist.

Option contracts are valued daily at the closing prices on their primary exchanges and unrealized appreciation or depreciation is recorded. The Fund will realize a

--------------------------------------------------------------------------------

 28 RIVERSOURCE EMERGING MARKETS BOND FUND -- 2007 ANNUAL REPORT gain or loss when the option transaction expires or closes. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option or the cost of a security for a purchased put or call option is adjusted by the amount of premium received or paid. During the year ended Oct. 31, 2007, the Fund had no outstanding option contracts.

FUTURES TRANSACTIONS

To gain exposure to or protect itself from market changes, the Fund may buy and sell financial futures contracts traded on any U.S. or foreign exchange. The Fund also may buy and write put and call options on these futures contracts. Risks of entering into futures contracts and related options include the possibility of an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

Futures are valued daily based upon the last sale price at the close of market on the principal exchange on which they are traded. Upon entering into a futures contract, the Fund is required to deposit either cash or securities in an amount (initial margin) equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Fund recognizes a realized gain or loss when the contract is closed or expires. At Oct. 31, 2007, the Fund had no outstanding futures contracts.

FOREIGN CURRENCY TRANSLATIONS AND FORWARD FOREIGN CURRENCY CONTRACTS

Securities and other assets and liabilities denominated in foreign currencies are translated daily into U.S. dollars. Foreign currency amounts related to the purchase or sale of securities and income and expenses are translated at the exchange rate on the transaction date. The effect of changes in foreign exchange rates on realized and unrealized security gains or losses is reflected as a component of such gains or losses. In the Statement of operations, net realized gains or losses from foreign currency transactions, if any, may arise from sales of foreign currency, closed forward contracts, exchange gains or losses realized between the trade date and settlement date on securities transactions, and other translation gains or losses on dividends, interest income and foreign withholding taxes. At Oct. 31, 2007, foreign currency holdings were comprised of Indonesian rupahs and Mexican pesos.

The Fund may enter into forward foreign currency exchange contracts to produce incremental earnings, for operational purposes, or to protect against adverse exchange rate fluctuation. The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund and the resulting unrealized appreciation or depreciation are determined using foreign currency exchange rates from an independent pricing service. The Fund is subject to the credit risk that the

--------------------------------------------------------------------------------

                RIVERSOURCE EMERGING MARKETS BOND FUND -- 2007 ANNUAL REPORT 29 other party will not complete its contract obligations. At Oct. 31, 2007, the Fund had no outstanding forward foreign currency contracts.

GUARANTEES AND INDEMNIFICATIONS

Under the Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, certain of the Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined and the Fund has no historical basis for predicting the likelihood of any such claims.

FEDERAL TAXES

The Fund's policy is to comply with Subchapter M of the Internal Revenue Code that applies to regulated investment companies and to distribute substantially all of its taxable income to shareholders. No provision for income or excise taxes is thus required.

Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes primarily because of the deferred losses on certain futures contracts, the recognition of certain foreign currency gains (losses) as ordinary income (loss) for tax purposes and losses deferred due to "wash sale" transactions. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Fund.

On the Statement of assets and liabilities, as a result of permanent book-to-tax differences, undistributed net investment income has been increased by $78,375 and accumulated net realized gain has been decreased by $78,375.

--------------------------------------------------------------------------------

 30 RIVERSOURCE EMERGING MARKETS BOND FUND -- 2007 ANNUAL REPORT

The tax character of distributions paid for the periods indicated is as follows:

                                                              FOR THE PERIOD FROM
                                              YEAR ENDED       FEB. 16, 2006(A)
YEAR ENDED OCT. 31,                          OCT. 31, 2007     TO OCT. 31, 2006
---------------------------------------------------------------------------------
CLASS A
Distributions paid from:
      Ordinary income....................     $  519,931          $  361,037
      Long-term capital gain.............             --                  --
CLASS B
Distributions paid from:
      Ordinary income....................         33,607               9,533
      Long-term capital gain.............             --                  --
CLASS C
Distributions paid from:
      Ordinary income....................          4,573                 927
      Long-term capital gain.............             --                  --
CLASS I
Distributions paid from:
      Ordinary income....................      4,257,956           1,064,373
      Long-term capital gain.............             --                  --
CLASS R4(B)
Distributions paid from:
      Ordinary income....................            860                 456
      Long-term capital gain.............             --                  --
CLASS W(C)
Distributions paid from:
      Ordinary income....................      1,049,024                 N/A
      Long-term capital gain.............             --                 N/A

(a)  When shares became publicly available.
(b)  Effective Dec. 11, 2006, Class Y was renamed Class R4.
(c)  For the period from Dec. 1, 2006 (inception date) to Oct. 31, 2007.

At Oct. 31, 2007, the components of distributable earnings on a tax basis are as follows:

Undistributed ordinary income...............................    $1,466,605
Undistributed accumulated long-term gain....................    $  623,714
Unrealized appreciation (depreciation)......................    $4,693,217

RECENT ACCOUNTING PRONOUNCEMENTS

On Sept. 20, 2006, the Financial Accounting Standards Board (FASB) released Statement of Financial Accounting Standards No. 157 "Fair Value Measurements" (SFAS 157). SFAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about

--------------------------------------------------------------------------------

                RIVERSOURCE EMERGING MARKETS BOND FUND -- 2007 ANNUAL REPORT 31 fair-value measurements. The application of SFAS 157 is required for fiscal years beginning after Nov. 15, 2007 and interim periods within those fiscal years. The impact of SFAS 157 on the Fund's financial statements is being evaluated.

In June 2006, the FASB issued FASB Interpretation 48 (FIN 48), "Accounting for Uncertainty in Income Taxes." FIN 48 clarifies the accounting for uncertainty in income taxes recognized in accordance with FASB Statement 109, "Accounting for Income Taxes." FIN 48 prescribes a two-step process to recognize and measure a tax position taken or expected to be taken in a tax return. The first step is to determine whether a tax position has met the more-likely-than-not recognition threshold and the second step is to measure a tax position that meets the threshold to determine the amount of benefit to recognize. FIN 48 also provides guidance on derecognition, classification, interest and penalties, accounting in interim periods, disclosure, and transition. FIN 48 is effective for fiscal years beginning after Dec. 15, 2006. Recent SEC guidance allows implementing FIN 48 in fund NAV calculations as late as the fund's last NAV calculation in the first required financial statement reporting period. As a result, the Fund will adopt FIN 48 in its semiannual report for the period ending April 30, 2008. Tax positions of the Fund are being evaluated to determine the impact, if any, to the Fund. The adoption of FIN 48 is not anticipated to have a material impact on the Fund.

DIVIDENDS TO SHAREHOLDERS

Dividends from net investment income, declared daily and payable monthly, when available, are reinvested in additional shares of the Fund at net asset value or payable in cash. Capital gains, when available, are distributed along with the last income dividend of the calendar year.

OTHER

Security transactions are accounted for on the date securities are purchased or sold. Dividend income, if any, is recognized on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities. Interest income, including amortization of premium, market discount and original issue discount using the effective interest method, is accrued daily.

2. EXPENSES AND SALES CHARGES

Under an Investment Management Services Agreement, the Investment Manager determines which securities will be purchased, held or sold. The management fee is a percentage of the Fund's average daily net assets that declines from 0.72% to 0.52% annually as the Fund's assets increase. The management fee for the year ended Oct. 31, 2007, was 0.72% of the Fund's average daily net assets.

Under an Administrative Services Agreement, the Fund pays Ameriprise Financial a fee for administration and accounting services at a percentage of the Fund's average daily net assets that declines from 0.08% to 0.05% annually as the Fund's

--------------------------------------------------------------------------------

 32 RIVERSOURCE EMERGING MARKETS BOND FUND -- 2007 ANNUAL REPORT assets increase. The fee for the year ended Oct. 31, 2007, was 0.08% of the Fund's average daily net assets.

Other expenses in the amount of $1,402 are for, among other things, certain expenses of the Fund or the Board including: Fund boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses. Payment of these Fund and Board expenses is facilitated by a company providing limited administrative services to the Fund and the Board.

Compensation of Board members includes, for a former Board Chair, compensation as well as retirement benefits. Certain other aspects of a former Board Chair's compensation, including health benefits and payment of certain other expenses, are included under other expenses.

Under a Deferred Compensation Plan (the Plan), non-interested board members may defer receipt of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the Fund or other RiverSource funds. The Fund's liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan.

Under a Transfer Agency Agreement, RiverSource Service Corporation (the Transfer Agent) maintains shareholder accounts and records. The Fund pays the Transfer Agent an annual fee per shareholder account for this service as follows:

-  Class A $20.50

-  Class B $21.50

-  Class C $21.00

Effective Dec. 11, 2006, as part of the Board's approval to rename Class Y as Class R4, the fee structure under the Transfer Agency Agreement was revised from an account-based fee for Class Y to an asset-based fee for Class R4. The Fund pays the Transfer Agent an annual asset-based fee at a rate of 0.05% of the Fund's average daily net assets attributable to Class R4 shares. Prior to Dec. 11, 2006, the Fund paid the Transfer Agent an annual account-based fee of $18.50 per shareholder account.

In addition, the Fund pays the Transfer Agent an annual asset-based fee at a rate of 0.20% of the Fund's average daily net assets attributable to Class W shares.

Prior to Dec. 11, 2006, Class I paid a transfer agency fee at an annual rate per shareholder account of $1. Effective Dec. 11, 2006, this fee was eliminated.

The Transfer Agent charges an annual fee of $5 per inactive account, charged on a pro rata basis for 12 months from the date the account becomes inactive. These fees are included in the transfer agency fees on the Statement of operations.

--------------------------------------------------------------------------------

                RIVERSOURCE EMERGING MARKETS BOND FUND -- 2007 ANNUAL REPORT  33

The Fund has an agreement with RiverSource Distributors, Inc. (the Distributor) for distribution and shareholder services. Prior to Oct. 1, 2007, Ameriprise Financial Services, Inc. also served as a principal underwriter and distributor to the Fund. Under a Plan and Agreement of Distribution pursuant to Rule 12b-1, the Fund pays a fee at an annual rate of up to 0.25% of the Fund's average daily net assets attributable to Class A and Class W shares and a fee at an annual rate of up to 1.00% of the Fund's average daily net assets attributable to Class B and Class C shares.

Effective Dec. 11, 2006, under a Plan Administration Services Agreement, a fee for the provision of various administrative, recordkeeping, communication and educational services was adopted for the restructured Class R4. The fee is calculated at a rate of 0.25% of the Fund's average daily net assets attributable to Class R4 shares.

Prior to Dec. 11, 2006, under a Shareholder Service Agreement, the Fund paid the Distributor a fee for service provided to shareholders by the Distributor and other servicing agents with respect to Class Y shares. The fee was calculated at a rate of 0.10% of the Fund's average daily net assets attributable to Class Y shares. Effective Dec. 11, 2006, this agreement was terminated.

Sales charges received by the Distributor for distributing Fund shares were $24,360 for Class A, $1,334 for Class B and $49 for Class C for the year ended Oct. 31, 2007.

In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the funds in which it invests (also referred to as "acquired funds"), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds). Because the acquired funds have varied expense and fee levels and the Fund may own different proportions of acquired funds at different times, the amount of fees and expenses incurred indirectly by the Fund will vary.

Under an agreement, which was effective until Oct. 31, 2007, the Investment Manager and its affiliates contractually agreed to waive certain fees and expenses such that net expenses (excluding fees and expenses of acquired funds), would not exceed 1.45% for Class A, 2.21% for Class B, 2.21% for Class C, 1.10% for Class I, 1.29% for Class R4 and 1.45% for Class W of the Fund's average daily net assets. For the year ended Oct. 31, 2007, the waiver was not invoked since the Fund's expenses were below the cap amount. Effective Nov. 1, 2007, the Investment Manager and its affiliates have contractually agreed to waive certain fees and expenses such that net expenses (excluding fees and expenses of acquired funds), will not exceed 1.40% for Class A, 2.17% for Class B, 2.16% for Class C, 0.95% for Class I, 1.25% for Class R4 and 1.40% for Class W of the Fund's average daily net assets until Oct. 31, 2008, unless sooner terminated at the discretion of the Board.

--------------------------------------------------------------------------------

 34 RIVERSOURCE EMERGING MARKETS BOND FUND -- 2007 ANNUAL REPORT

During the year ended Oct. 31, 2007, the Fund's transfer agency fees were reduced by $247 as a result of earnings and from overnight cash balances.

The Fund pays custodian fees to Ameriprise Trust Company, a subsidiary of Ameriprise Financial.

3. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of securities (other than short-term obligations) aggregated $160,320,970 and $37,482,671, respectively, for the year ended Oct. 31, 2007. Realized gains and losses are determined on an identified cost basis.

4. CAPITAL SHARE TRANSACTIONS

Transactions in shares of capital stock for the periods indicated are as follows:

                                                 YEAR ENDED OCT. 31, 2007
                                            ISSUED FOR
                                            REINVESTED                             NET
                                SOLD       DISTRIBUTIONS     REDEEMED      INCREASE (DECREASE)
----------------------------------------------------------------------------------------------
Class A                         355,415         16,082       (1,076,628)         (705,131)
Class B                          90,068          2,759          (34,366)           58,461
Class C                          12,620            355             (724)           12,251
Class I                      10,129,478        409,766       (1,279,390)        9,259,854
Class R4(a)                         677             26             (583)              120
Class W(b)                    7,065,923        101,109       (3,573,928)        3,593,104
----------------------------------------------------------------------------------------------

                                             FEB. 16, 2006(C) TO OCT. 31, 2006
                                            ISSUED FOR
                                            REINVESTED                             NET
                                SOLD       DISTRIBUTIONS     REDEEMED      INCREASE (DECREASE)
----------------------------------------------------------------------------------------------
Class A                         168,404          3,416          (20,281)          151,539
Class B                          64,048            840          (15,679)           49,209
Class C                           5,108             49           (2,339)            2,818
Class I                       4,998,724        108,529         (448,871)        4,658,382
Class R4(a)                         403             12               --               415
----------------------------------------------------------------------------------------------

(a)  Effective Dec. 11, 2006, Class Y was renamed Class R4.
(b)  For the period from Dec. 1, 2006 (inception date) to Oct. 31, 2007.
(c)  When shares became publicly available.

5. AFFILIATED MONEY MARKET FUND

The Fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of the RiverSource funds and other institutional clients of RiverSource Investments. The cost of the Fund's purchases and proceeds from sales of shares of RiverSource Short-Term Cash

--------------------------------------------------------------------------------

                RIVERSOURCE EMERGING MARKETS BOND FUND -- 2007 ANNUAL REPORT  35

Fund aggregated $135,351,892 and $133,904,997, respectively, for the year ended Oct. 31, 2007.

6. BANK BORROWINGS

The Fund has entered into a revolving credit facility with a syndicate of banks headed by JPMorgan Chase Bank, N.A. (JPMCB), whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility became effective on Oct. 18, 2007, replacing a prior credit facility. The credit facility agreement, which is a collective agreement between the Fund and certain other RiverSource funds, severally and not jointly, permits collective borrowings up to $500 million. Interest is charged to each Fund based on its borrowings at a rate equal to the federal funds rate plus 0.30%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.06% per annum. Under the prior credit facility, a Fund paid interest on its outstanding borrowings at a rate equal to either the higher of the federal funds effective rate plus 0.40% or the JPMCB Prime Commercial Lending Rate. The Fund had no borrowings during the year ended Oct. 31, 2007.

7. CONCENTRATION OF RISK

FOREIGN/EMERGING MARKETS RISK

Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values and changing local and regional economic, political and social conditions, which may result in greater market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities. Investing in emerging markets may accentuate these risks.

DIVERSIFICATION RISK

The Fund is non-diversified. A non-diversified fund may invest more of its assets in fewer companies than if it were a diversified fund. Because each investment has a greater effect on the Fund's performance, the Fund may be more exposed to the risks of loss and volatility than a fund that invests more broadly.

GEOGRAPHIC CONCENTRATION/SECTOR RISK

Investments that are concentrated in a particular issuer, geographic region, or sector will be more susceptible to changes in price.

8. INFORMATION REGARDING PENDING AND SETTLED LEGAL PROCEEDINGS

In June 2004, an action captioned John E. Gallus et al. v. American Express Financial Corp. and American Express Financial Advisors Inc., was filed in the

--------------------------------------------------------------------------------

 36 RIVERSOURCE EMERGING MARKETS BOND FUND -- 2007 ANNUAL REPORT

United States District Court for the District of Arizona. The plaintiffs allege that they are investors in several American Express Company mutual funds and they purport to bring the action derivatively on behalf of those funds under the Investment Company Act of 1940. The plaintiffs allege that fees allegedly paid to the defendants by the funds for investment advisory and administrative services are excessive. The plaintiffs seek remedies including restitution and rescission of investment advisory and distribution agreements. The plaintiffs voluntarily agreed to transfer this case to the United States District Court for the District of Minnesota. In response to defendants' motion to dismiss the complaint, the Court dismissed one of plaintiffs' four claims and granted plaintiffs limited discovery. Defendants moved for summary judgment in April 2007. Summary judgment was granted in the defendants' favor on July 9, 2007. The plaintiffs filed a notice of appeal with the Eighth Circuit Court of Appeals on August 8, 2007.

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)), the parent company of RiverSource Investments, LLC (RiverSource Investments), entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce
(MDOC) related to market timing activities. In connection with these matters, the SEC and MDOC issued orders (the Orders) alleging that AEFC violated certain provisions of the federal and Minnesota securities laws by failing to adequately disclose market timing activities by allowing certain identified market timers to continue to market time contrary to disclosures in mutual fund and variable annuity product prospectuses. The Orders also alleged that AEFC failed to implement procedures to detect and prevent market timing in 401(k) plans for employees of AEFC and related companies and failed to adequately disclose that there were no such procedures. Pursuant to the MDOC Order, the MDOC also alleged that AEFC allowed inappropriate market timing to occur by failing to have written policies and procedures and failing to properly supervise its employees.

As a result of the Orders, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. Pursuant to the terms of the Orders, AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to make presentations at least annually to its board of directors and the relevant mutual funds' board that include an overview of policies and procedures to prevent market timing, material changes to these policies and procedures and whether disclosures related to market timing are consistent with the SEC order and federal securities laws. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at http://www.sec.gov/litigation/admin/ia-2451.pdf. In addition, AEFC

--------------------------------------------------------------------------------

                RIVERSOURCE EMERGING MARKETS BOND FUND -- 2007 ANNUAL REPORT 37 agreed to complete and submit to the MDOC a compliance review of its procedures regarding market timing within one year of the MDOC Order, including a summary of actions taken to ensure compliance with applicable laws and regulations and certification by a senior officer regarding compliance and supervisory procedures.

Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the RiverSource Funds' Boards of Directors/Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

--------------------------------------------------------------------------------

 38 RIVERSOURCE EMERGING MARKETS BOND FUND -- 2007 ANNUAL REPORT

9. FINANCIAL HIGHLIGHTS

The tables below show certain important financial information for evaluating the Fund's results.

CLASS A

PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED OCT. 31,                       2007        2006(B)
Net asset value, beginning of period             $10.16          $9.98
----------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                        .59(c)         .33
Net gains (losses) (both realized and
unrealized)                                         .39            .18
----------------------------------------------------------------------------------------------------
Total from investment operations                    .98            .51
----------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income               (.55)          (.33)
Distributions from realized gains                  (.02)            --
----------------------------------------------------------------------------------------------------
Total distributions                                (.57)          (.33)
----------------------------------------------------------------------------------------------------
Net asset value, end of period                   $10.57         $10.16
----------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
Net assets, end of period (in millions)              $5            $12
----------------------------------------------------------------------------------------------------
Gross expenses prior to expense
waiver/reimbursement(d),(e)                       1.33%          1.81%(f)
----------------------------------------------------------------------------------------------------
Net expenses after expense
waiver/reimbursement(d),(e)                       1.33%          1.39%(f),(g)
----------------------------------------------------------------------------------------------------
Net investment income (loss)                      5.61%          5.20%(f)
----------------------------------------------------------------------------------------------------
Portfolio turnover rate                             41%            32%
----------------------------------------------------------------------------------------------------
Total return(h)                                   9.94%          5.25%(i)
----------------------------------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from Feb. 16, 2006 (when shares became publicly available) to Oct. 31, 2006.
(c) Per share amount has been calculated using the average shares outstanding method.
(d) Expense ratio is before reduction of earnings and bank fee credits on cash balances.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(f)  Adjusted to an annual basis.
(g) The Investment Manager and its affiliates have agreed to waive certain fees and expenses (excluding fees and expenses of acquired funds).
(h)  Total return does not reflect payment of a sales charge.
(i)  Not annualized.

--------------------------------------------------------------------------------

                RIVERSOURCE EMERGING MARKETS BOND FUND -- 2007 ANNUAL REPORT  39

CLASS B

PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED OCT. 31,                       2007        2006(B)
Net asset value, beginning of period             $10.16          $9.97
----------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                        .52(c)         .28
Net gains (losses) (both realized and
unrealized)                                         .37            .19
----------------------------------------------------------------------------------------------------
Total from investment operations                    .89            .47
----------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income               (.48)          (.28)
Distributions from realized gains                  (.02)            --
----------------------------------------------------------------------------------------------------
Total distributions                                (.50)          (.28)
----------------------------------------------------------------------------------------------------
Net asset value, end of period                   $10.55         $10.16
----------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
Net assets, end of period (in millions)              $1             $1
----------------------------------------------------------------------------------------------------
Gross expenses prior to expense
waiver/reimbursement(d),(e)                       2.13%          2.62%(f)
----------------------------------------------------------------------------------------------------
Net expenses after expense
waiver/reimbursement(d),(e)                       2.13%          2.20%(f),(g)
----------------------------------------------------------------------------------------------------
Net investment income (loss)                      4.90%          4.51%(f)
----------------------------------------------------------------------------------------------------
Portfolio turnover rate                             41%            32%
----------------------------------------------------------------------------------------------------
Total return(h)                                   8.94%          4.80%(h)(i)
----------------------------------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from Feb. 16, 2006 (when shares became publicly available) to Oct. 31, 2006.
(c) Per share amount has been calculated using the average shares outstanding method.
(d) Expense ratio is before reduction of earnings and bank fee credits on cash balances.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(f)  Adjusted to an annual basis.
(g) The Investment Manager and its affiliates have agreed to waive certain fees and expenses (excluding fees and expenses of acquired funds).
(h)  Total return does not reflect payment of a sales charge.
(i)  Not annualized.

--------------------------------------------------------------------------------

 40 RIVERSOURCE EMERGING MARKETS BOND FUND -- 2007 ANNUAL REPORT

CLASS C

PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED OCT. 31,                       2007        2006(B)
Net asset value, beginning of period             $10.15          $9.97
----------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                        .53(c)         .28
Net gains (losses) (both realized and
unrealized)                                         .36            .18
----------------------------------------------------------------------------------------------------
Total from investment operations                    .89            .46
----------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income               (.48)          (.28)
Distributions from realized gains                  (.02)            --
----------------------------------------------------------------------------------------------------
Total distributions                                (.50)          (.28)
----------------------------------------------------------------------------------------------------
Net asset value, end of period                   $10.54         $10.15
----------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
Net assets, end of period (in millions)             $--            $--
----------------------------------------------------------------------------------------------------
Gross expenses prior to expense
waiver/reimbursement(d),(e)                       2.13%          2.61%(f)
----------------------------------------------------------------------------------------------------
Net expenses after expense
waiver/reimbursement(d),(e)                       2.13%          2.19%(f),(g)
----------------------------------------------------------------------------------------------------
Net investment income (loss)                      5.00%          4.46%(f)
----------------------------------------------------------------------------------------------------
Portfolio turnover rate                             41%            32%
----------------------------------------------------------------------------------------------------
Total return(h)                                   8.94%          4.75%(h)(i)
----------------------------------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from Feb. 16, 2006 (when shares became publicly available) to Oct. 31, 2006.
(c) Per share amount has been calculated using the average shares outstanding method.
(d) Expense ratio is before reduction of earnings and bank fee credits on cash balances.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(f)  Adjusted to an annual basis.
(g) The Investment Manager and its affiliates have agreed to waive certain fees and expenses (excluding fees and expenses of acquired funds).
(h)  Total return does not reflect payment of a sales charge.
(i)  Not annualized.

--------------------------------------------------------------------------------

                RIVERSOURCE EMERGING MARKETS BOND FUND -- 2007 ANNUAL REPORT  41

CLASS I

PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED OCT. 31,                       2007        2006(B)
Net asset value, beginning of period             $10.16          $9.98
----------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                        .65(c)         .35
Net gains (losses) (both realized and
unrealized)                                         .38            .17
----------------------------------------------------------------------------------------------------
Total from investment operations                   1.03            .52
----------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income               (.60)          (.34)
Distributions from realized gains                  (.02)            --
----------------------------------------------------------------------------------------------------
Total distributions                                (.62)          (.34)
----------------------------------------------------------------------------------------------------
Net asset value, end of period                   $10.57         $10.16
----------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
Net assets, end of period (in millions)            $147            $47
----------------------------------------------------------------------------------------------------
Gross expenses prior to expense
waiver/reimbursement(d),(e)                        .93%          1.52%(f)
----------------------------------------------------------------------------------------------------
Net expenses after expense
waiver/reimbursement(d),(e)                        .93%          1.10%(f),(g)
----------------------------------------------------------------------------------------------------
Net investment income (loss)                      6.14%          5.70%(f)
----------------------------------------------------------------------------------------------------
Portfolio turnover rate                             41%            32%
----------------------------------------------------------------------------------------------------
Total return(h)                                  10.38%          5.44%(i)
----------------------------------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from Feb. 16, 2006 (when shares became publicly available) to Oct. 31, 2006.
(c) Per share amount has been calculated using the average shares outstanding method.
(d) Expense ratio is before reduction of earnings and bank fee credits on cash balances.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(f)  Adjusted to an annual basis.
(g) The Investment Manager and its affiliates have agreed to waive certain fees and expenses (excluding fees and expenses of acquired funds).
(h)  Total return does not reflect payment of a sales charge.
(i)  Not annualized.

--------------------------------------------------------------------------------

 42 RIVERSOURCE EMERGING MARKETS BOND FUND -- 2007 ANNUAL REPORT

CLASS R4*

PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED OCT. 31,                       2007        2006(B)
Net asset value, beginning of period             $10.16          $9.98
----------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                        .60(c)         .34
Net gains (losses) (both realized and
unrealized)                                         .39            .18
----------------------------------------------------------------------------------------------------
Total from investment operations                    .99            .52
----------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income               (.57)          (.34)
Distributions from realized gains                  (.02)            --
----------------------------------------------------------------------------------------------------
Total distributions                                (.59)          (.34)
----------------------------------------------------------------------------------------------------
Net asset value, end of period                   $10.56         $10.16
----------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
Net assets, end of period (in millions)             $--            $--
----------------------------------------------------------------------------------------------------
Gross expenses prior to expense
waiver/reimbursement(d),(e)                       1.24%          1.67%(f)
----------------------------------------------------------------------------------------------------
Net expenses after expense
waiver/reimbursement(d),(e)                       1.24%          1.25%(f),(g)
----------------------------------------------------------------------------------------------------
Net investment income (loss)                      5.75%          5.37%(f)
----------------------------------------------------------------------------------------------------
Portfolio turnover rate                             41%            32%
----------------------------------------------------------------------------------------------------
Total return(h)                                   9.97%          5.36%(i)
----------------------------------------------------------------------------------------------------

 *   Effective Dec. 11, 2006, Class Y was renamed Class R4.
(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from Feb. 16, 2006 (when shares became publicly available) to Oct. 31, 2006.
(c) Per share amount has been calculated using the average shares outstanding method.
(d) Expense ratio is before reduction of earnings and bank fee credits on cash balances.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(f)  Adjusted to an annual basis.
(g) The Investment Manager and its affiliates have agreed to waive certain fees and expenses (excluding fees and expenses of acquired funds).
(h)  Total return does not reflect payment of a sales charge.
(i)  Not annualized.

--------------------------------------------------------------------------------

                RIVERSOURCE EMERGING MARKETS BOND FUND -- 2007 ANNUAL REPORT  43

CLASS W

PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED OCT. 31,                    2007(B)
Net asset value, beginning of period             $10.24
----------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)(c)                     .57
Net gains (losses) (both realized and
unrealized)                                         .28
----------------------------------------------------------------------------------------------------
Total from investment operations                    .85
----------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income               (.52)
Distributions from realized gains                  (.02)
----------------------------------------------------------------------------------------------------
Total distributions                                (.54)
----------------------------------------------------------------------------------------------------
Net asset value, end of period                   $10.55
----------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
Net assets, end of period (in millions)             $38
----------------------------------------------------------------------------------------------------
Gross expenses prior to expense
waiver/reimbursement(d),(e)                       1.33%(f)
----------------------------------------------------------------------------------------------------
Net expenses after expense
waiver/reimbursement(d),(e)                       1.33%(f)
----------------------------------------------------------------------------------------------------
Net investment income (loss)                      5.86%(f)
----------------------------------------------------------------------------------------------------
Portfolio turnover rate                             41%
----------------------------------------------------------------------------------------------------
Total return(g)                                   8.49%(h)
----------------------------------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b)  For the period from Dec. 1, 2006 (inception date) to Oct. 31, 2007.
(c) Per share amount has been calculated using the average shares outstanding method.
(d) Expense ratio is before reduction of earnings and bank fee credits on cash balances.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratio.
(f)  Adjusted to an annual basis.
(g)  Total return does not reflect payment of a sales charge.
(h)  Not annualized.

--------------------------------------------------------------------------------

 44 RIVERSOURCE EMERGING MARKETS BOND FUND -- 2007 ANNUAL REPORT

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

TO THE BOARD OF DIRECTORS AND SHAREHOLDERS OF

RIVERSOURCE EMERGING MARKETS BOND FUND:

We have audited the accompanying statement of assets and liabilities, including the schedule of investments in securities, of RiverSource Emerging Markets Bond Fund (the Fund) (one of the portfolios constituting the RiverSource Global Series, Inc.) as of October 31, 2007, and the related statements of operations, changes in net assets, and financial highlights for the year then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit. The financial statements and financial highlights of the Fund for the periods presented through October 31, 2006, were audited by other auditors whose report dated December 20, 2006 expressed an unqualified opinion on those financial statements and financial highlights.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of October 31, 2007, by correspondence with the custodian and brokers, or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the 2007 financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of RiverSource Emerging Markets Bond Fund of the RiverSource Global Series, Inc. at October 31, 2007, the results of its operations, changes in its net assets and the financial highlights for the year then ended, in conformity with U.S. generally accepted accounting principles.

                                                           /s/ Ernst & Young LLP
                                                           ---------------------
                                                               Ernst & Young LLP
Minneapolis, Minnesota
December 17, 2007

--------------------------------------------------------------------------------

                RIVERSOURCE EMERGING MARKETS BOND FUND -- 2007 ANNUAL REPORT  45

INVESTMENTS IN SECURITIES

OCT. 31, 2007
(Percentages represent value of investments compared to net assets)

BONDS (92.8%)(c)
                                   COUPON       PRINCIPAL
ISSUER                              RATE          AMOUNT                  VALUE(A)
ARGENTINA (0.1%)
Republic of Argentina
  09-12-13                           7.00%         $250,000               $225,625
  04-17-17                           7.00           300,000                251,250
                                                                   ---------------
Total                                                                      476,875
----------------------------------------------------------------------------------

AUSTRALIA (1.6%)
Commonwealth Bank of Australia
 (European Monetary Unit)
 Sr Unsub
  11-12-09                           3.38           570,000                803,532
New South Wales Treasury
 (Australian Dollar)
  12-01-10                           7.00         5,025,000              4,672,459
Queensland Treasury
 (Australian Dollar)
  05-14-10                           5.50         2,410,000              2,165,183
Telstra
  04-01-12                           6.38           500,000                524,199
                                                                   ---------------
Total                                                                    8,165,373
----------------------------------------------------------------------------------

AUSTRIA (1.2%)
Republic of Austria
 (European Monetary Unit)
  01-15-10                           5.50         4,100,000              6,103,062
----------------------------------------------------------------------------------

BELGIUM (2.2%)
Kingdom of Belgium
 (European Monetary Unit)
  03-28-10                           3.00         8,250,000             11,633,635
----------------------------------------------------------------------------------

BRAZIL (0.2%)
Federative Republic of Brazil
  01-15-18                           8.00           699,000                782,880
----------------------------------------------------------------------------------

CANADA (3.2%)
Canadian Pacific Railway
 (Canadian Dollar)
  06-15-10                           4.90           380,000(d)             402,213
Cascades
 Sr Nts
  02-15-13                           7.25            75,000                 72,750

BONDS (CONTINUED)
                                   COUPON       PRINCIPAL
ISSUER                              RATE          AMOUNT                  VALUE(A)
CANADA (CONT.)
Molson Coors Capital Finance
  09-22-10                           4.85%       $1,000,000               $993,088
Province of British Columbia
 (Canadian Dollar)
  08-23-10                           6.38         4,445,000              4,942,633
Province of Ontario
 (Canadian Dollar)
  03-08-14                           5.00         5,600,000              6,067,447
Quebecor Media
  03-15-16                           7.75            55,000(d)              54,175
TELUS
  06-01-11                           8.00         3,135,000              3,400,434
Thomson
 Sr Unsecured
  10-01-14                           5.70           720,000                719,184
                                                                   ---------------
Total                                                                   16,651,924
----------------------------------------------------------------------------------

COLOMBIA (0.1%)
Republic of Colombia
  09-18-37                           7.38           320,000                365,440
----------------------------------------------------------------------------------

CZECH REPUBLIC (0.3%)
Czech Republic
 (Czech Koruna)
  06-16-13                           3.70        28,500,000              1,495,222
----------------------------------------------------------------------------------

DENMARK (0.7%)
Danske Bank
 (European Monetary Unit)
 Sr Nts
  03-16-10                           4.78           750,000(b)           1,085,862
Nykredit
 (Danish Krone)
  10-01-28                           5.00        12,461,370              2,371,916
                                                                   ---------------
Total                                                                    3,457,778
----------------------------------------------------------------------------------

FRANCE (4.6%)
BNP Paribas
 (European Monetary Unit)
 Sr Unsub
  10-20-08                           4.65           750,000(b)           1,084,538

See accompanying notes to investments in securities.
--------------------------------------------------------------------------------

 16 RIVERSOURCE GLOBAL BOND FUND -- 2007 ANNUAL REPORT

BONDS (CONTINUED)
                                   COUPON       PRINCIPAL
ISSUER                              RATE          AMOUNT                  VALUE(A)
FRANCE (CONT.)
France Telecom
(European Monetary Unit)
Sr Unsub
  02-21-17                           4.75%        1,365,000             $1,910,998
Govt of France
 (European Monetary Unit)
  04-25-12                           5.00         4,220,000              6,312,131
  04-25-13                           4.00         8,195,000             11,756,833
  10-25-16                           5.00         1,270,000              1,932,278
Societe Generale
 (European Monetary Unit)
 Sr Unsecured
  11-28-08                           4.74           750,000(b)           1,084,506
                                                                   ---------------
Total                                                                   24,081,284
----------------------------------------------------------------------------------

GERMANY (10.2%)
Bayerische Landesbank
 (Japanese Yen)
 Sr Nts
  04-22-13                           1.40       250,000,000              2,183,801
Bundesrepublik Deutschland
 (European Monetary Unit)
  07-04-13                           3.75        10,030,000             14,232,034
  07-04-27                           6.50         6,695,000             12,186,588
  07-04-28                           4.75         3,005,000              4,482,892
  07-04-34                           4.75         5,370,000              8,048,598
COREALCREDIT BANK
 (European Monetary Unit)
 Series 501
  09-02-09                           5.00         1,800,000(d)           2,627,249
DEPFA Deutsche Pfandbriefbank
 (European Monetary Unit)
 Series G6
  01-15-10                           5.50         1,800,000              2,665,972
Deutsche Bank
 (European Monetary Unit)
 Sr Unsub
  07-28-09                           4.25           500,000                723,730
KfW
 (British Pound)
  12-07-15                           5.50         1,800,000              3,776,352

BONDS (CONTINUED)
                                   COUPON       PRINCIPAL
ISSUER                              RATE          AMOUNT                  VALUE(A)
GERMANY (CONT.)
Rheinische Hypothekenbank
 (European Monetary Unit)
 Series 803
  07-05-10                           5.75%        1,825,000(d)          $2,730,634
                                                                   ---------------
Total                                                                   53,657,850
----------------------------------------------------------------------------------

GREECE (1.2%)
Hellenic Republic
 (European Monetary Unit)
  10-22-22                           5.90         3,700,000              6,039,550
----------------------------------------------------------------------------------

INDONESIA (0.5%)
Republic of Indonesia
 (Indonesian Rupiah)
  07-15-22                          10.25      21,813,000,000            2,473,917
----------------------------------------------------------------------------------

ITALY (3.5%)
Buoni Poliennali Del Tesoro
 (European Monetary Unit)
  11-01-07                           6.00         6,660,000              9,648,099
  02-01-19                           4.25         1,860,000              2,627,574
  11-01-26                           7.25         3,006,283              5,716,851
Telecom Italia Capital
  11-15-33                           6.38           405,000                403,308
                                                                   ---------------
Total                                                                   18,395,832
----------------------------------------------------------------------------------

JAPAN (9.6%)
Development Bank of Japan
 (Japanese Yen)
  06-20-12                           1.40       506,000,000              4,431,793
Govt of Japan
 (Japanese Yen)
  12-21-09                           1.70       919,000,000              8,113,607
  09-20-10                           0.80       810,000,000              6,993,679
  06-20-12                           1.40       614,000,000              5,406,410
  12-20-12                           1.00      1,195,000,000            10,299,919
  12-20-14                           1.30       324,000,000              2,806,706
  12-20-26                           2.10      1,135,000,000             9,738,571
  12-20-34                           2.40       234,000,000              2,018,345
                                                                   ---------------
Total                                                                   49,809,030
----------------------------------------------------------------------------------

JERSEY (0.2%)
ASIF III Jersey
 (European Monetary Unit)
 Secured
  11-25-08                           4.87           800,000(b)           1,158,583
----------------------------------------------------------------------------------

                            See accompanying notes to investments in securities.
--------------------------------------------------------------------------------

                          RIVERSOURCE GLOBAL BOND FUND -- 2007 ANNUAL REPORT  17

BONDS (CONTINUED)
                                   COUPON       PRINCIPAL
ISSUER                              RATE          AMOUNT                  VALUE(A)

LUXEMBOURG (0.2%)
Gaz Capital
 Sr Unsecured
  08-16-37                           7.29%         $230,000(d)            $242,938
Telecom Italia Capital
  11-15-13                           5.25           840,000                824,740
                                                                   ---------------
Total                                                                    1,067,678
----------------------------------------------------------------------------------

MALAYSIA (0.3%)
Petronas Capital
  05-22-12                           7.00         1,500,000(d)          $1,611,678
----------------------------------------------------------------------------------

MEXICO (0.9%)
Mexican Fixed Rate Bonds
 (Mexican Peso)
  12-24-09                           9.00        16,100,000              1,547,926
  12-20-12                           9.00        28,990,000              2,851,680
United Mexican States
  09-27-34                           6.75           270,000                301,995
                                                                   ---------------
Total                                                                    4,701,601
----------------------------------------------------------------------------------

NETHERLANDS (4.0%)
BMW Finance
 (European Monetary Unit)
  01-22-14                           4.25           875,000              1,220,375
Deutsche Telekom Intl Finance
 (European Monetary Unit)
  01-19-15                           4.00         1,445,000              1,954,142
Govt of Netherlands
 (European Monetary Unit)
  01-15-08                           2.50         7,955,000             11,486,848
  07-15-12                           5.00         2,575,000              3,857,229
ING Groep
 (European Monetary Unit)
 Sr Unsecured
  05-31-17                           4.75           875,000              1,242,435
Telefonica Europe
  09-15-10                           7.75           735,000                787,004
                                                                   ---------------
Total                                                                   20,548,033
----------------------------------------------------------------------------------

NEW ZEALAND (0.9%)
Govt of New Zealand
 (New Zealand Dollar)
  07-15-09                           7.00         6,350,000              4,880,564
----------------------------------------------------------------------------------

BONDS (CONTINUED)
                                   COUPON       PRINCIPAL
ISSUER                              RATE          AMOUNT                  VALUE(A)

NORWAY (1.2%)
Govt of Norway
 (Norwegian Krone)
  05-16-11                           6.00%       31,260,000             $6,037,968
----------------------------------------------------------------------------------

PHILIPPINE ISLANDS (0.1%)
Republic of Philippines
  01-14-31                           7.75           320,000                364,800
----------------------------------------------------------------------------------

POLAND (1.3%)
Republic of Poland
 (Polish Zloty)
  03-24-10                           5.75        17,415,000              6,995,191
----------------------------------------------------------------------------------

SOUTH AFRICA (0.4%)
Republic of South Africa
 (South African Rand)
  08-31-10                          13.00        10,937,500              1,856,438
----------------------------------------------------------------------------------

SOUTH KOREA (0.3%)
Korea Development Bank
 (Japanese Yen)
 Series 21RG
  06-25-08                           0.98        70,000,000                605,809
Korea Development Bank
 (Japanese Yen)
 Series 23BR
  06-28-10                           0.87       100,000,000                855,780
                                                                   ---------------
Total                                                                    1,461,589
----------------------------------------------------------------------------------

SPAIN (3.2%)
Caja de Ahorros y Monte de Piedad de Madrid
 (European Monetary Unit)
  03-25-11                           3.50         2,400,000              3,364,868
Govt of Spain
 (European Monetary Unit)
  07-30-09                           5.15         9,115,000             13,429,639
                                                                   ---------------
Total                                                                   16,794,507
----------------------------------------------------------------------------------

SUPRA-NATIONAL (1.0%)
European Investment Bank
 (British Pound)
  12-07-11                           5.50         2,385,000              4,967,126
----------------------------------------------------------------------------------

See accompanying notes to investments in securities.
--------------------------------------------------------------------------------

 18 RIVERSOURCE GLOBAL BOND FUND -- 2007 ANNUAL REPORT

BONDS (CONTINUED)
                                   COUPON       PRINCIPAL
ISSUER                              RATE          AMOUNT                  VALUE(A)

SWEDEN (0.9%)
Govt of Sweden
 (Swedish Krona)
  01-28-09                           5.00%       13,850,000             $2,204,415
  03-15-11                           5.25        16,620,000              2,698,948
                                                                   ---------------
Total                                                                    4,903,363
----------------------------------------------------------------------------------

TURKEY (0.1%)
Republic of Turkey
  03-17-36                           6.88          $380,000               $376,694
----------------------------------------------------------------------------------

UNITED KINGDOM (5.7%)
Abbey Natl Treasury Services
 (European Monetary Unit)
  05-27-09                           4.85           750,000(b)           1,084,001
BT Group
 Sr Unsecured
  12-15-10                           8.63           550,000                605,094
HBOS Treasury Services
 (European Monetary Unit)
  02-12-09                           3.50         1,600,000              2,288,581
United Kingdom Treasury
 (British Pound)
  12-07-07                           7.25         1,160,000              2,415,195
  03-07-12                           5.00         6,050,000             12,589,885
  09-07-14                           5.00         5,010,000             10,428,798
                                                                   ---------------
Total                                                                   29,411,554
----------------------------------------------------------------------------------

UNITED STATES (32.9%)
AES
 Sr Nts
  10-15-17                           8.00           170,000(d)             171,488
Allied Waste North America
 Secured
  06-01-17                           6.88           110,000                108,350
AmeriCredit Auto Receivables Trust
 Series 2007-DF Cl A3A (FSA)
  07-06-12                           5.49         1,025,000(i)           1,028,789
Anadarko Petroleum
 Sr Unsecured
  09-15-16                           5.95           345,000                346,856
Baldor Electric
  02-15-17                           8.63           595,000                621,775
Ball
  03-15-18                           6.63            20,000                 19,800

BONDS (CONTINUED)
                                   COUPON       PRINCIPAL
ISSUER                              RATE          AMOUNT                  VALUE(A)
UNITED STATES (CONT.)
Banc of America Commercial Mtge
 Series 2005-1 Cl A4
  11-10-42                           5.02%         $750,000(f)            $744,187
Banc of America Commercial Mtge
 Series 2007-1 Cl A3
  01-15-49                           5.45         2,075,000(f)           2,059,368
Bear Stearns Commercial Mtge Securities
 Series 2003-T10 Cl A1
  03-13-40                           4.00           400,278(f)             391,444
Bear Stearns Commercial Mtge Securities
 Series 2007-T26 Cl A4
  01-12-45                           5.47         1,050,000(f)           1,038,555
Brandywine Operating Partnership LP
  05-01-17                           5.70           370,000                352,828
Burlington Northern Santa Fe
  05-01-37                           6.15           470,000(h)             464,323
Cadbury Schweppes US Finance LLC
  10-01-08                           3.88         2,820,000(d)           2,792,911
California State Teachers' Retirement System Trust
 Series 2002-C6 Cl A3
  11-20-14                           4.46         1,806,740(d,f)         1,787,902
Capital One Multi-Asset Execution Trust
 Series 2007-A7 Cl A7
  07-15-20                           5.75           400,000                404,588
CenterPoint Energy Resources
 Sr Unsecured
  02-15-11                           7.75           250,000                265,769
Chesapeake Energy
  01-15-16                           6.63           730,000(h)             715,400
Citibank Credit Card Issuance Trust
 Series 2007-A8 Cl A8
  09-20-19                           5.65         1,300,000              1,298,479
Citigroup Commercial Mtge Trust
 Series 2005-EMG Cl A1
  09-20-51                           4.15           494,096(d,f)           489,825
Citigroup Commercial Mtge Trust
 Series 2006-C5 Cl A4
  10-15-49                           5.43           450,000(f)             442,286
Citigroup Commercial Mtge Trust
 Series 2007-C6 Cl A4
  12-10-49                           5.70         1,900,000(f)           1,911,909
Citigroup
 (European Monetary Unit)
 Sr Unsecured
  05-21-10                           3.88         1,660,000              2,355,362

                            See accompanying notes to investments in securities.
--------------------------------------------------------------------------------

                          RIVERSOURCE GLOBAL BOND FUND -- 2007 ANNUAL REPORT  19

BONDS (CONTINUED)
                                   COUPON       PRINCIPAL
ISSUER                              RATE          AMOUNT                  VALUE(A)
UNITED STATES (CONT.)
Citizens Communications
Sr Unsecured
  03-15-19                           7.13%          $35,000                $34,475
CMS Energy
 Sr Unsub
  07-17-17                           6.55           470,000                456,219
Colorado Interstate Gas
 Sr Nts
  11-15-15                           6.80         1,270,000              1,318,480
Comcast
  03-15-16                           5.90         1,305,000              1,311,809
  03-15-37                           6.45           860,000                866,942
Commercial Mtge Pass-Through Ctfs
 Series 2006-CN2A Cl BFL
  02-05-19                           5.44           400,000(b,d,f)         401,487
Commercial Mtge Pass-Through Ctfs
 Series 2007-C9 Cl A4
  12-10-49                           6.01         1,050,000(f)           1,065,810
Commercial Mtge Pass-Through Ctfs
 Series 2007-FL14 Cl MKL1
  06-15-22                           5.67         1,775,000(b,d,f)       1,768,275
Communications & Power Inds
  02-01-12                           8.00            30,000                 30,150
Cott Beverages USA
  12-15-11                           8.00           280,000                270,900
Countrywide Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2005-64CB Cl 1A1
  12-25-35                           5.50         1,665,849(f)           1,670,127
Countrywide Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2005-6CB Cl 1A1
  04-25-35                           7.50           876,280(f)             912,280
Countrywide Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2006-22R Cl 1A2
  05-25-36                           6.00         1,726,455(f)           1,740,023
Coventry Health Care
 Sr Unsecured
  08-15-14                           6.30           460,000                467,326
Credit Suisse Mtge Capital Ctfs
 Series 2006-C2 Cl A3
  03-15-39                           5.66           900,000(f)             906,122

BONDS (CONTINUED)
                                   COUPON       PRINCIPAL
ISSUER                              RATE          AMOUNT                  VALUE(A)
UNITED STATES (CONT.)
Credit Suisse Mtge Capital Ctfs
 Series 2007-C3 Cl A4
  06-15-39                           5.72%         $950,000(f)            $956,710
Crown Americas LLC/Capital
  11-15-13                           7.63           110,000                111,925
  11-15-15                           7.75           130,000                133,900
CS First Boston Mtge Securities
 Series 2003-CPN1 Cl A2
  03-15-35                           4.60           600,000(f)             578,806
CSC Holdings
 Sr Nts Series B
  07-15-09                           8.13           270,000                275,400
CSX
 Sr Nts
  03-15-13                           5.75           745,000                748,628
Del Monte
  02-15-15                           6.75            70,000                 68,075
Dex Media West LLC/Finance
 Sr Unsecured
 Series B
  08-15-10                           8.50            85,000                 87,231
DRS Technologies
  11-01-13                           6.88           135,000                135,000
  02-01-18                           7.63            70,000                 71,575
Dunkin Securitization
 Series 2006-1 Cl A2 (AMBAC)
  06-20-31                           5.78         1,600,000(d,i)         1,612,422
EchoStar DBS
  10-01-13                           7.00            40,000                 41,650
  02-01-16                           7.13            80,000                 83,600
El Paso
 Sr Sub Nts
  06-15-14                           6.88            86,000                 86,154
Erac USA Finance
  10-15-17                           6.38           755,000(d)             758,065
ERP Operating LP
  06-15-17                           5.75           485,000                470,363
Exelon
  06-15-10                           4.45         1,000,000                982,835
Exelon Generation LLC
 Sr Unsecured
  10-01-17                           6.20           570,000                572,092
Federal Home Loan Mtge Corp
  07-12-10                           4.13         5,261,000              5,226,177

See accompanying notes to investments in securities.
--------------------------------------------------------------------------------

 20 RIVERSOURCE GLOBAL BOND FUND -- 2007 ANNUAL REPORT

BONDS (CONTINUED)
                                   COUPON       PRINCIPAL
ISSUER                              RATE          AMOUNT                  VALUE(A)
UNITED STATES (CONT.)
Federal Home Loan Mtge Corp #A11799
  08-01-33                           6.50%         $232,717(f)            $239,458
Federal Home Loan Mtge Corp #A15881
  11-01-33                           5.00         1,181,754(f)           1,138,927
Federal Home Loan Mtge Corp #E91486
  09-01-17                           6.50           274,524(f)             281,812
Federal Home Loan Mtge Corp #E99684
  10-01-18                           5.00           597,784(f)             591,188
Federal Home Loan Mtge Corp #G01535
  04-01-33                           6.00         1,488,062(f)           1,508,677
Federal Natl Mtge Assn
  11-15-30                           6.63         2,675,000              3,171,239
Federal Natl Mtge Assn #254686
  04-01-18                           5.50         1,459,733(f)           1,466,869
Federal Natl Mtge Assn #254722
  05-01-18                           5.50           744,230(f)             747,868
Federal Natl Mtge Assn #360800
  01-01-09                           5.74         1,131,561(f)           1,138,279
Federal Natl Mtge Assn #545874
  08-01-32                           6.50           242,522(f)             250,225
Federal Natl Mtge Assn #555528
  04-01-33                           6.00         1,090,978(f)           1,103,987
Federal Natl Mtge Assn #555734
  07-01-23                           5.00           891,562(f)             867,261
Federal Natl Mtge Assn #555740
  08-01-18                           4.50         1,335,596(f)           1,298,293
Federal Natl Mtge Assn #555851
  01-01-33                           6.50         1,272,911(f)           1,311,442
Federal Natl Mtge Assn #575487
  04-01-17                           6.50           633,026(f)             650,796
Federal Natl Mtge Assn #621581
  12-01-31                           6.50           278,496(f)             287,835
Federal Natl Mtge Assn #633966
  03-01-17                           6.00           168,614(f)             171,886
Federal Natl Mtge Assn #634749
  03-01-17                           5.50           673,790(f)             678,260
Federal Natl Mtge Assn #640996
  05-01-32                           7.50           450,001(f)             475,059
Federal Natl Mtge Assn #643381
  06-01-17                           6.00           376,269(f)             383,571
Federal Natl Mtge Assn #645053
  05-01-32                           7.00           912,228(f)             954,439
Federal Natl Mtge Assn #646147
  06-01-32                           7.00           365,289(f)             384,604

BONDS (CONTINUED)
                                   COUPON       PRINCIPAL
ISSUER                              RATE          AMOUNT                  VALUE(A)
UNITED STATES (CONT.)
Federal Natl Mtge Assn #652284
  08-01-32                           6.50%         $353,689(f)            $364,039
Federal Natl Mtge Assn #653145
  07-01-17                           6.00           235,636(f)             240,505
Federal Natl Mtge Assn #653730
  09-01-32                           6.50           166,368(f)             171,650
Federal Natl Mtge Assn #655589
  08-01-32                           6.50         1,470,435(f)           1,523,310
Federal Natl Mtge Assn #666424
  08-01-32                           6.50           237,887(f)             244,848
Federal Natl Mtge Assn #670461
  11-01-32                           7.50           230,251(f)             243,072
Federal Natl Mtge Assn #677333
  01-01-33                           6.00         4,053,261(f)           4,101,593
Federal Natl Mtge Assn #688034
  03-01-33                           5.50           507,010(f)             501,577
Federal Natl Mtge Assn #688691
  03-01-33                           5.50           805,773(f)             796,296
Federal Natl Mtge Assn #711503
  06-01-33                           5.50         1,147,842(f)           1,138,695
Federal Natl Mtge Assn #735029
  09-01-13                           5.28           636,575(f)             640,262
Federal Natl Mtge Assn #741850
  09-01-33                           5.50         1,813,217(f)           1,791,891
Federal Natl Mtge Assn #753507
  12-01-18                           5.00         2,354,312(f)           2,326,302
Federal Natl Mtge Assn #755498
  11-01-18                           5.50         1,110,096(f)           1,116,053
Federal Natl Mtge Assn #756236
  01-01-34                           6.00         3,941,822(f)           3,996,372
Federal Natl Mtge Assn #756788
  11-01-33                           6.50           219,589(f)             226,043
Federal Natl Mtge Assn #759336
  01-01-34                           6.00         3,898,273(f)           3,952,147
Federal Natl Mtge Assn #765946
  02-01-34                           5.50         4,157,690(f)           4,108,790
Federal Natl Mtge Assn #845229
  11-01-35                           5.50         1,726,874(e,f)         1,703,537
Federal Natl Mtge Assn #886292
  07-01-36                           7.00         4,014,480(f)           4,173,434
FedEx
  04-01-09                           3.50           720,000                703,055
Florida Power
 1st Mtge
  09-15-37                           6.35           220,000                230,995

                            See accompanying notes to investments in securities.
--------------------------------------------------------------------------------

                          RIVERSOURCE GLOBAL BOND FUND -- 2007 ANNUAL REPORT  21

BONDS (CONTINUED)
                                   COUPON       PRINCIPAL
ISSUER                              RATE          AMOUNT                  VALUE(A)
UNITED STATES (CONT.)
Forest Oil
Sr Nts
  06-15-19                           7.25%          $50,000(d)             $50,000
Freeport-McMoRan Copper & Gold
 Sr Unsecured
  04-01-15                           8.25           755,000                815,400
  04-01-17                           8.38            25,000                 27,375
General Electric Capital Assurance
 Series 2003-1 Cl A4
  05-12-35                           5.25           450,000(d,f)           447,109
General Electric Capital
 (New Zealand Dollar)
  02-04-10                           6.63         2,640,000              1,953,855
Genworth Financial
 (Japanese Yen)
  06-20-11                           1.60        95,000,000                825,270
Govt Natl Mtge Assn #604708
  10-15-33                           5.50         1,019,661(f)           1,014,705
Govt Natl Mtge Assn
 Collateralized Mtge Obligation
 Interest Only
 Series 2002-80 Cl CI
  01-20-32                          23.03           663,698(f,g)            61,786
Greenwich Capital Commercial Funding
 Series 2004-GG1 Cl A5
  06-10-36                           4.88           500,000(f)             496,056
Greenwich Capital Commercial Funding
 Series 2007-GG9 Cl A4
  03-10-39                           5.44           950,000(f)             935,351
GS Mtge Securities II
 Series 2004-GG2 Cl A4
  08-10-38                           4.96           950,000(f)             945,207
GS Mtge Securities II
 Series 2007-EOP Cl J
  03-06-20                           5.97         1,250,000(b,d,f)       1,223,261
GS Mtge Securities II
 Series 2007-GG10 Cl A4
  08-10-45                           5.99         1,950,000(f)           1,976,695
GS Mtge Securities II
 Series 2007-GG10 Cl F
  08-10-45                           5.99           775,000(f)             708,156
Hertz
  01-01-14                           8.88           160,000                164,800

BONDS (CONTINUED)
                                   COUPON       PRINCIPAL
ISSUER                              RATE          AMOUNT                  VALUE(A)
UNITED STATES (CONT.)
Hertz Vehicle Financing LLC
 Series 2004-1A Cl A3 (MBIA)
  05-25-09                           2.85%         $400,000(d,i)          $398,010
HJ Heinz
  12-01-08                           6.43           275,000(d)             279,793
Home Depot
 Sr Unsecured
  12-16-36                           5.88         1,340,000              1,169,951
Indiana Michigan Power
 Sr Nts
  03-15-37                           6.05           750,000                724,207
IPALCO Enterprises
 Secured
  11-14-08                           8.38           250,000                254,375
JPMorgan Chase & Co
 Sub Nts
  10-01-15                           5.15         1,855,000              1,801,279
JPMorgan Chase Bank
 Sub Nts
  10-01-17                           6.00           340,000                344,803
JPMorgan Chase Commercial Mtge Securities
 Series 2003-LN1 Cl A1
  10-15-37                           4.13           350,799(f)             342,443
JPMorgan Chase Commercial Mtge Securities
 Series 2003-ML1A Cl A1
  03-12-39                           3.97           353,035(f)             346,884
JPMorgan Chase Commercial Mtge Securities
 Series 2003-ML1A Cl A2
  03-12-39                           4.77         1,200,000(f)           1,165,635
JPMorgan Chase Commercial Mtge Securities
 Series 2005-LDP5 Cl A4
  12-15-44                           5.34           850,000(f)             831,488
JPMorgan Chase Commercial Mtge Securities
 Series 2006-LDP6 Cl A4
  04-15-43                           5.48           825,000(f)             817,307
JPMorgan Chase Commercial Mtge Securities
 Series 2006-LDP6 Cl ASB
  04-15-43                           5.49         1,150,000(f)           1,145,860
JPMorgan Chase Commercial Mtge Securities
 Series 2007-CB20 Cl A4
  02-12-51                           5.79           850,000(f)             855,862
JPMorgan Chase Commercial Mtge Securities
 Series 2007-CB20 Cl E
  02-12-51                           6.20           675,000(d,f)           644,333

See accompanying notes to investments in securities.
--------------------------------------------------------------------------------

 22 RIVERSOURCE GLOBAL BOND FUND -- 2007 ANNUAL REPORT

BONDS (CONTINUED)
                                   COUPON       PRINCIPAL
ISSUER                              RATE          AMOUNT                  VALUE(A)
UNITED STATES (CONT.)
Kohl's
Sr Unsecured
  12-15-17                           6.25%         $640,000               $640,717
L-3 Communications
  01-15-15                           5.88           135,000                131,625
L-3 Communications
 Series B
  10-15-15                           6.38            65,000                 65,000
Lamar Media
 Sr Sub Nts
  08-15-15                           6.63           280,000(d)             267,400
LB-UBS Commercial Mtge Trust
 Series 2004-C2 Cl A3
  03-15-29                           3.97           750,000(f)             722,400
LB-UBS Commercial Mtge Trust
 Series 2006-C4 Cl AAB
  06-15-32                           5.86           750,000(f)             762,998
LB-UBS Commercial Mtge Trust
 Series 2006-C6 Cl A4
  09-15-39                           5.37           800,000(f)             784,484
LB-UBS Commercial Mtge Trust
 Series 2007-C1 Cl A4
  02-15-40                           5.42           850,000(f)             834,835
Lehman Brothers Holdings
 Sr Unsecured
  09-26-14                           6.20         1,015,000              1,021,586
Lehman XS Net Interest Margin Nts
 Collateralized Mtge Obligation
 Series 2006-GPM6 Cl A1
  10-28-46                           6.25           195,688(d,f)           191,900
Lincoln Natl
 Sr Unsecured
  10-09-37                           6.30           220,000                220,414
Macys Retail Holdings
  07-15-09                           4.80           725,000                717,285
Manufacturers & Traders Trust
 Sub Nts
  12-01-21                           5.63         1,500,000              1,450,355
Marathon Oil
  10-01-37                           6.60           340,000(h)             353,835
Morgan Stanley Capital I
 Series 2003-T11 Cl A2
  06-13-41                           4.34           775,000(f)             767,425

BONDS (CONTINUED)
                                   COUPON       PRINCIPAL
ISSUER                              RATE          AMOUNT                  VALUE(A)
UNITED STATES (CONT.)
Morgan Stanley Capital I
 Series 2004-HQ4 Cl A5
  04-14-40                           4.59%         $750,000(f)            $738,458
Morgan Stanley Capital I
 Series 2006-T23 Cl AAB
  08-12-41                           5.97           575,000(f)             583,892
NALCO
 Sr Unsecured
  11-15-11                           7.75           970,000                986,975
Natl Collegiate Student Loan Trust
 Collateralized Mtge Obligation
 Interest Only
 Series 2006-3 Cl AIO
  01-25-12                           5.88         2,400,000(g)             607,584
Natl Collegiate Student Loan Trust
 Collateralized Mtge Obligation
 Interest Only
 Series 2007-2 Cl AIO
  07-25-12                           5.90         1,050,000(g)             289,055
NewMarket
  12-15-16                           7.13            80,000                 80,200
NewPage
  05-01-12                          10.00           345,000                364,837
News America
  12-15-35                           6.40         1,160,000              1,152,415
Northwest Pipeline
 Sr Unsecured
  04-15-17                           5.95           130,000                130,163
NRG Energy
  02-01-14                           7.25            65,000                 65,000
  01-15-17                           7.38           140,000                139,300
Omnicare
  12-15-13                           6.75           455,000                439,075
  12-15-15                           6.88            60,000                 57,600
Overseas Private Investment
 U.S. Govt Guaranty Series 1996A
  09-15-08                           6.99           833,333                847,516
Owens-Brockway Glass Container
  05-15-13                           8.25           745,000                774,800
Pacificorp
 1st Mtge
  10-15-37                           6.25           240,000                248,086
Peabody Energy
  11-01-16                           7.38           160,000                166,400

                            See accompanying notes to investments in securities.
--------------------------------------------------------------------------------

                          RIVERSOURCE GLOBAL BOND FUND -- 2007 ANNUAL REPORT  23

BONDS (CONTINUED)
                                   COUPON       PRINCIPAL
ISSUER                              RATE          AMOUNT                  VALUE(A)
UNITED STATES (CONT.)
Peabody Energy
Series B
  03-15-13                           6.88%          $90,000                $90,450
Rainbow Natl Services LLC
 Sr Nts
  09-01-12                           8.75           275,000(d)             286,000
Range Resources
  03-15-15                           6.38            70,000                 68,250
  05-15-16                           7.50            30,000                 30,600
Regions Bank
 Sub Nts
  06-26-37                           6.45           285,000(h)             292,404
Renaissance Home Equity Loan Trust
 Series 2005-4 Cl A3
  02-25-36                           5.57           800,000                795,088
RH Donnelley
 Sr Nts
  10-15-17                           8.88           185,000(d)             185,231
RR Donnelley & Sons
 Sr Unsecured
  01-15-17                           6.13         1,480,000              1,490,692
Sierra Pacific Power
 Series M
  05-15-16                           6.00           765,000(h)             768,070
Silgan Holdings
 Sr Sub Nts
  11-15-13                           6.75            50,000                 49,250
Smurfit-Stone Container Enterprises
 Sr Unsecured
  03-15-17                           8.00           250,000                248,438
Toyota Motor Credit
 (Japanese Yen)
 Sr Unsub
  06-09-08                           0.75       279,000,000              2,416,232
TransDigm
  07-15-14                           7.75            15,000                 15,263
Travelers Companies
 Sr Unsecured
  06-15-37                           6.25           440,000                433,796
U.S. Treasury
  09-30-09                           4.00           220,000                220,310
  02-15-10                           4.75         2,690,000              2,736,865
  10-31-12                           3.88           105,000(e)             103,655
  08-15-17                           4.75           420,000                429,253
  02-15-26                           6.00           410,000                469,450

BONDS (CONTINUED)
                                   COUPON       PRINCIPAL
ISSUER                              RATE          AMOUNT                  VALUE(A)
UNITED STATES (CONT.)
U.S. Treasury Inflation-Indexed Bond
  01-15-14                           2.00%       $9,779,031(n)          $9,770,787
Valmont Inds
  05-01-14                           6.88            50,000                 50,000
Verizon New York
 Series A
  04-01-12                           6.88         1,300,000              1,377,753
Verizon Pennsylvania
 Series A
  11-15-11                           5.65           970,000(h)             988,692
Visant
  10-01-12                           7.63            25,000                 25,688
Wachovia Bank Commercial Mtge Trust
 Series 2003-C8 Cl A2
  11-15-35                           3.89         1,250,000(f)           1,234,123
Wachovia Bank Commercial Mtge Trust
 Series 2005-C18 Cl A4
  04-15-42                           4.94           750,000(f)             718,971
Wachovia Bank Commercial Mtge Trust
 Series 2005-C20 Cl A5
  07-15-42                           5.09           800,000(f)             791,417
Wachovia Bank Commercial Mtge Trust
 Series 2006-C24 Cl APB
  03-15-45                           5.58           500,000(f)             500,248
Wachovia Bank Commercial Mtge Trust
 Series 2006-C27 Cl A3
  07-15-45                           5.77         1,975,000(f)           1,987,406
Wachovia Bank Commercial Mtge Trust
 Series 2006-C27 Cl APB
  07-15-45                           5.73           900,000(f)             905,944
Wachovia Bank Commercial Mtge Trust
 Series 2006-C29 Cl A4
  11-15-48                           5.31           650,000(f)             633,628
WellPoint
 Sr Unsub
  01-15-36                           5.85           475,000                446,329
  06-15-37                           6.38           120,000                121,585
Williams Companies
 Sr Nts
  07-15-19                           7.63           351,000(h)             380,835
Windstream
  08-01-16                           8.63           695,000                743,650
  03-15-19                           7.00            70,000                 68,950

See accompanying notes to investments in securities.
--------------------------------------------------------------------------------

 24 RIVERSOURCE GLOBAL BOND FUND -- 2007 ANNUAL REPORT

BONDS (CONTINUED)
                                   COUPON       PRINCIPAL
ISSUER                              RATE          AMOUNT                  VALUE(A)
UNITED STATES (CONT.)
XTO Energy
Sr Unsecured
  08-01-37                           6.75%         $710,000               $762,064
                                                                   ---------------
Total                                                                  171,437,906
----------------------------------------------------------------------------------

URUGUAY (0.1%)
Republica Orient Uruguay
  03-21-36                           7.63           350,000                391,125
----------------------------------------------------------------------------------

TOTAL BONDS
(Cost: $444,150,486)                                                  $482,556,050
----------------------------------------------------------------------------------

MUNICIPAL BONDS (0.2%)
                                   COUPON       PRINCIPAL
ISSUER                              RATE          AMOUNT                  VALUE(A)

UNITED STATES
Tobacco Settlement Financing Corporation
 Revenue Bonds
 Series 2007A-1
  06-01-46                           6.71%       $1,200,000             $1,130,340
----------------------------------------------------------------------------------

TOTAL MUNICIPAL BONDS
(Cost: $1,199,880)                                                      $1,130,340
----------------------------------------------------------------------------------

SENIOR LOANS (2.3%)(c,k)
                                   COUPON       PRINCIPAL
BORROWER                            RATE          AMOUNT                   VALUE(A)

CANADA (--%)
Domtar
 Tranche B Term Loan
  03-07-14                             6.48%       $241,875                $237,599
-----------------------------------------------------------------------------------

GERMANY (0.1%)
Celanese
 Term Loan
  04-06-14                        5.12-6.98         482,766                 475,886
-----------------------------------------------------------------------------------

NETHERLANDS (0.2%)
Nielsen Finance
 Tranche B Term Loan
  08-09-13                             7.36         947,201                 922,573
-----------------------------------------------------------------------------------

SENIOR LOANS (CONTINUED)
                                   COUPON       PRINCIPAL
BORROWER                            RATE          AMOUNT                   VALUE(A)

UNITED STATES (2.0%)
Aramark
 Letter of Credit
  01-26-14                             5.12%        $34,672                 $33,834
Aramark
 Term Loan
  01-20-14                             7.20         485,126                 473,401
Asurion
 Term Loan
  07-03-14                             8.36         470,000                 458,838
Bausch & Lomb
 1st Lien Term Loan
  TBD                                   TBD         140,000(e,l)            140,237
Bausch & Lomb
 Delayed Draw Term Loan
  TBD                                   TBD          35,000(e,l,m)           35,044
Charter Communications
 Term Loan
  09-06-14                             7.13       1,075,000               1,031,043
Community Health Systems
 Delayed Draw Term Loan
  TBD                                   TBD          38,360(e,l,m)           37,507
Community Health Systems
 Term Loan
  07-25-14                             7.76         581,640                 568,698
Dresser
 1st Lien Term Loan
  05-04-14                        7.32-8.01         356,331                 349,560
Flextronics Semiconductor
 Delayed Draw Term Loan
  TBD                                   TBD         112,179(e,l,m)          111,057
Flextronics Semiconductor
 Tranche B Term Loan
  TBD                                   TBD         390,382(e,l)            387,064
Fontainebleau Las Vegas
 Delayed Draw Term Loan
  TBD                                   TBD         171,559(e,l,m)          166,841
Fontainebleau Las Vegas
 Term Loan
  06-05-14                             8.95         343,117                 333,681
Georgia Pacific
 Tranche B Term Loan
  TBD                                   TBD         649,010(e,l)            633,005
HCA
 Tranche B Term Loan
  01-21-13                             7.45       1,168,538               1,139,616

                            See accompanying notes to investments in securities.
--------------------------------------------------------------------------------

                          RIVERSOURCE GLOBAL BOND FUND -- 2007 ANNUAL REPORT  25

SENIOR LOANS (CONTINUED)
                                   COUPON       PRINCIPAL
BORROWER                            RATE          AMOUNT                   VALUE(A)
UNITED STATES (CONT.)
Idearc
Term Loan
  11-17-14                             7.20%       $179,548                $176,720
  TBD                                   TBD         713,769(e,l)            702,527
Jarden
 Tranche B Term Loan
  TBD                                   TBD         718,200(e,l)            705,632
Level 3 Communications
 Tranche B Term Loan
  03-13-14                             7.49         585,000                 568,913
Neiman Marcus Group
 Tranche B Term Loan
  04-06-13                             7.45         301,103                 295,746
Pinnacle Foods Finance
 Term Loan
  04-02-14                        7.94-7.95         448,875                 437,842
Univision
 Delayed Draw Term Loan
  09-23-14                             7.00          27,383                  25,902
  TBD                                   TBD          34,228(e,l,m)           32,378
Univision
 Term Loan
  09-23-14                             7.21         958,389                 906,579

SENIOR LOANS (CONTINUED)
                                   COUPON       PRINCIPAL
BORROWER                            RATE          AMOUNT               VALUE(A)
UNITED STATES (CONT.)
Vanguard Health System
 Term Loan
  TBD                                   TBD        $359,100(e,l)           $352,367
West Corp
 Tranche B Term Loan
  10-24-13                        7.13-7.88%        237,605                 232,622
                                                                    ---------------
Total                                                                    10,336,654
-----------------------------------------------------------------------------------

TOTAL SENIOR LOANS
(Cost: $12,221,360)                                                     $11,972,712
-----------------------------------------------------------------------------------

MONEY MARKET FUND (2.8%)
                                                  SHARES                  VALUE(A)
RiverSource Short-Term Cash Fund                 14,623,644(j)         $14,623,644
----------------------------------------------------------------------------------

TOTAL MONEY MARKET FUND
(Cost: $14,623,644)                                                    $14,623,644
----------------------------------------------------------------------------------

TOTAL INVESTMENTS IN SECURITIES
(Cost: $472,195,370)(o)                                               $510,282,746
==================================================================================

NOTES TO INVESTMENTS IN SECURITIES

(a) Securities are valued by using procedures described in Note 1 to the financial statements.

(b) Interest rate varies either based on a predetermined schedule or to reflect current market conditions; rate shown is the effective rate on Oct. 31, 2007.

(c) Foreign security values are stated in U.S. dollars. For debt securities, principal amounts are denominated in U.S. dollar currency unless otherwise noted.

(d) Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the Fund's Board of Directors. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At Oct. 31, 2007, the value of these securities amounted to $21,424,299 or 4.1% of net assets.

(e) At Oct. 31, 2007, the cost of securities purchased, including interest purchased, on a when-issued and/or other forward-commitment basis was $5,113,524.

(f) Mortgage-backed securities represent direct or indirect participations in, or are secured by and payable from, mortgage loans secured by real property, and include single- and multi-class pass-through securities and collateralized mortgage obligations. These securities may be issued or guaranteed by U.S. government agencies or instrumentalities, or by private issuers, generally originators and investors in mortgage loans, including savings associations, mortgage bankers, commercial banks, investment bankers and special purpose entities. The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. Unless otherwise noted, the coupon rates presented are fixed rates.

--------------------------------------------------------------------------------

 26 RIVERSOURCE GLOBAL BOND FUND -- 2007 ANNUAL REPORT

(g) Interest only represents securities that entitle holders to receive only interest payments on the underlying mortgages. The yield to maturity of an interest only is extremely sensitive to the rate of principal payments on the underlying mortgage assets. A rapid (slow) rate of principal repayments may have an adverse (positive) effect on yield to maturity. The principal amount shown is the notional amount of the underlying mortgages. Interest rate disclosed represents yield based upon the estimated timing and amount of future cash flows at Oct. 31, 2007.

(h) Partially pledged as initial margin deposit on the following open interest rate futures contracts (see Note 6 to the financial statements):

TYPE OF SECURITY                                                NOTIONAL AMOUNT
-------------------------------------------------------------------------------
PURCHASE CONTRACTS
Euro-Bund, Dec. 2007, 10-year                                     $11,800,000
Japanese Govt Bond, Dec. 2007, 10-year                                500,000
U.S. Long Bond, Dec. 2007, 20-year                                  8,800,000
U.S. Treasury Note, Dec. 2007, 2-year                              10,400,000
SALE CONTRACTS
U.S. Treasury Note, Dec. 2007, 5-year                              20,500,000
U.S. Treasury Note, Dec. 2007, 10-year                             17,900,000

(i) The following abbreviations are used in the portfolio security descriptions to identify the insurer of the issue:

AMBAC  -- Ambac Assurance Corporation
FSA    -- Financial Security Assurance
MBIA   -- MBIA Insurance Corporation

(j)  Affiliated Money Market Fund -- See Note 8 to the financial statements.

(k) Senior loans have rates of interest that float periodically based primarily on the London Interbank Offered Rate ("LIBOR") and other short-term rates. Remaining maturities of senior loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty.

(l) Represents a senior loan purchased on a when-issued or delayed-delivery basis. Certain details associated with this purchase are not known prior to the settlement date of the transaction. In addition, senior loans typically trade without accrued interest and therefore a weighted average coupon rate is not available prior to settlement. At settlement, if still unknown, the borrower or counterparty will provide the Fund with the final weighted average coupon rate and maturity date.

(m) At Oct. 31, 2007, the Fund had unfunded senior loan commitments pursuant to the term of the loan agreement. The Fund receives a stated coupon rate until the borrower draws on the loan commitment, at which time the rate will become the stated rate in the loan agreement.

BORROWER                                                   UNFUNDED COMMITMENT
------------------------------------------------------------------------------
Bausch & Lomb                                                    $34,913
Community Health Systems                                          38,360
Flextronics Semiconductor                                        111,067
Fontainebleau Las Vegas                                          171,130
Univision                                                         34,228
------------------------------------------------------------------------------
Total                                                           $389,698
------------------------------------------------------------------------------

(n) Inflation-indexed bonds are securities in which the principal amount is adjusted for inflation and the semiannual interest payments equal a fixed percentage of the inflation-adjusted principal amount.

--------------------------------------------------------------------------------

                          RIVERSOURCE GLOBAL BOND FUND -- 2007 ANNUAL REPORT  27

(o) At Oct. 31, 2007, the cost of securities for federal income tax purposes was $477,608,556 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation                                            $35,767,958
Unrealized depreciation                                             (3,093,768)
------------------------------------------------------------------------------
Net unrealized appreciation                                        $32,674,190
------------------------------------------------------------------------------

HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS
     (n)
(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com/funds.

--------------------------------------------------------------------------------

 28 RIVERSOURCE GLOBAL BOND FUND -- 2007 ANNUAL REPORT

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
OCT. 31, 2007

ASSETS
Investments in securities, at value (Note 1)
   Unaffiliated issuers (identified cost $457,571,726)          $495,659,102
   Affiliated money market fund (identified cost
   $14,623,644) (Note 8)                                          14,623,644
----------------------------------------------------------------------------
Total investments in securities (identified cost
   $472,195,370)                                                 510,282,746
Foreign currency holdings (identified cost $980,779) (Note
   1)                                                              1,032,645
Capital shares receivable                                         16,010,160
Accrued interest receivable                                        6,865,991
Receivable for investment securities sold                            266,160
Variation margin receivable                                           65,932
Unrealized appreciation on forward foreign currency
   contracts (Note 5)                                                 19,306
----------------------------------------------------------------------------
Total assets                                                     534,542,940
----------------------------------------------------------------------------
LIABILITIES
Disbursements in excess of cash                                      184,003
Capital shares payable                                               461,840
Payable for investment securities purchased                       12,689,101
Unrealized depreciation on forward foreign currency
   contracts (Note 5)                                                939,855
Unrealized depreciation on swap transactions (Note 7)                232,059
Accrued investment management services fee                            10,061
Accrued distribution fee                                               3,501
Accrued transfer agency fee                                            1,272
Accrued administrative services fee                                    1,137
Accrued plan administration services fee                                   1
Other accrued expenses                                               123,830
----------------------------------------------------------------------------
Total liabilities                                                 14,646,660
----------------------------------------------------------------------------
Net assets applicable to outstanding capital stock              $519,896,280
============================================================================

--------------------------------------------------------------------------------

                          RIVERSOURCE GLOBAL BOND FUND -- 2007 ANNUAL REPORT  29

OCT. 31, 2007

REPRESENTED BY
Capital stock -- $.01 par value (Note 1)                        $    754,906
Additional paid-in capital                                       485,298,686
Undistributed net investment income                                1,426,074
Accumulated net realized gain (loss) (Note 10)                    (4,671,050)
Unrealized appreciation (depreciation) on investments
   and on translation of assets and liabilities in foreign
   currencies (Notes 5, 6 and 7)                                  37,087,664
----------------------------------------------------------------------------
Total -- representing net assets applicable to outstanding
   capital stock                                                $519,896,280
============================================================================

Net assets applicable to outstanding
   shares:                                   Class A                            $258,702,627
                                             Class B                            $ 46,947,863
                                             Class C                            $  2,541,238
                                             Class I                            $157,401,057
                                             Class R4                           $    112,309
                                             Class W                            $ 54,191,186
Net asset value per share of outstanding
   capital stock:                            Class A shares(1)    37,571,540    $       6.89
                                             Class B shares        6,745,575    $       6.96
                                             Class C shares          367,669    $       6.91
                                             Class I shares       22,911,568    $       6.87
                                             Class R4 shares          16,311    $       6.89
                                             Class W shares        7,877,974    $       6.88
--------------------------------------------------------------------------------------------

(1) The maximum offering price per share for Class A is $7.23. The offering price is calculated by dividing the net asset value by 1.0 minus the maximum sales charge of 4.75%.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------

 30 RIVERSOURCE GLOBAL BOND FUND -- 2007 ANNUAL REPORT

STATEMENT OF OPERATIONS
YEAR ENDED OCT. 31, 2007

INVESTMENT INCOME
Income:
Interest                                                        $20,814,388
Income distributions from affiliated money market fund (Note
   8)                                                               340,225
Fee income from securities lending (Note 3)                           6,589
   Less foreign taxes withheld                                      (97,869)
---------------------------------------------------------------------------
Total income                                                     21,063,333
---------------------------------------------------------------------------
Expenses (Note 2):
Investment management services fee                                3,438,893
Distribution fee
   Class A                                                          653,140
   Class B                                                          555,147
   Class C                                                           27,011
   Class W                                                           27,525
Transfer agency fee
   Class A                                                          654,964
   Class B                                                          147,916
   Class C                                                            7,014
   Class R4                                                              69
   Class W                                                           22,021
Service fee -- Class R4                                                  12
Administrative services fee                                         388,646
Plan administration services fee -- Class R4                            220
Compensation of board members                                         8,804
Custodian fees                                                      160,287
Printing and postage                                                 89,100
Registration fees                                                    68,400
Professional fees                                                    43,765
Other                                                                11,358
---------------------------------------------------------------------------
Total expenses                                                    6,304,292
   Expenses waived/reimbursed by the Investment Manager and
      its affiliates (Note 2)                                      (381,383)
---------------------------------------------------------------------------
                                                                  5,922,909
   Earnings and bank fee credits on cash balances (Note 2)          (17,860)
---------------------------------------------------------------------------
Total net expenses                                                5,905,049
---------------------------------------------------------------------------
Investment income (loss) -- net                                  15,158,284
---------------------------------------------------------------------------

--------------------------------------------------------------------------------

                          RIVERSOURCE GLOBAL BOND FUND -- 2007 ANNUAL REPORT  31

YEAR ENDED OCT. 31, 2007

REALIZED AND UNREALIZED GAIN (LOSS) -- NET
Net realized gain (loss) on:
   Security transactions (Note 3)                               $ 5,241,921
   Foreign currency transactions                                 (2,844,238)
   Futures contracts                                                181,540
   Swap transactions                                               (766,292)
---------------------------------------------------------------------------
Net realized gain (loss) on investments                           1,812,931
Net change in unrealized appreciation (depreciation) on
   investments
   and on translation of assets and liabilities in foreign
   currencies                                                    22,918,455
---------------------------------------------------------------------------
Net gain (loss) on investments and foreign currencies            24,731,386
---------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
   operations                                                   $39,889,670
===========================================================================

See accompanying notes to financial statements.

--------------------------------------------------------------------------------

 32 RIVERSOURCE GLOBAL BOND FUND -- 2007 ANNUAL REPORT

STATEMENTS OF CHANGES IN NET ASSETS

YEAR ENDED OCT. 31,                                           2007            2006
OPERATIONS AND DISTRIBUTIONS
Investment income (loss) -- net                           $ 15,158,284    $  14,113,384
Net realized gain (loss) on investments                      1,812,931        4,307,910
Net change in unrealized appreciation (depreciation) on
   investments
   and on translation of assets and liabilities in
   foreign currencies                                       22,918,455        6,637,272
---------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
   operations                                               39,889,670       25,058,566
---------------------------------------------------------------------------------------
Distributions to shareholders from:
   Net investment income
      Class A                                              (10,445,402)     (15,319,991)
      Class B                                               (1,830,230)      (2,907,320)
      Class C                                                  (87,382)        (127,417)
      Class I                                               (6,698,983)      (6,261,680)
      Class R4                                                  (4,654)          (4,811)
      Class W                                                 (324,071)             N/A
---------------------------------------------------------------------------------------
Total distributions                                        (19,390,722)     (24,621,219)
---------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS (NOTE 4)
Proceeds from sales
   Class A shares (Note 2)                                  41,925,593       47,932,918
   Class B shares                                            8,520,931        8,983,786
   Class C shares                                              420,509          679,733
   Class I shares                                           35,313,664       74,810,942
   Class R4 shares                                              71,093           10,801
   Class W shares                                           57,650,812              N/A
Reinvestment of distributions at net asset value
   Class A shares                                            9,776,138       14,313,214
   Class B shares                                            1,714,958        2,699,471
   Class C shares                                               79,537          111,372
   Class I shares                                            6,698,564        6,261,148
   Class R4 shares                                               4,654            4,811
   Class W shares                                              323,864              N/A
Payments for redemptions
   Class A shares                                          (79,932,025)    (138,853,002)
   Class B shares (Note 2)                                 (28,554,355)     (59,219,298)
   Class C shares (Note 2)                                  (1,185,971)      (1,955,029)
   Class I shares                                          (35,536,448)     (25,820,432)
   Class R4 shares                                             (48,411)         (19,002)
   Class W shares                                           (5,063,418)             N/A
---------------------------------------------------------------------------------------
Increase (decrease) in net assets from capital share
   transactions                                             12,179,689      (70,058,567)
---------------------------------------------------------------------------------------
Total increase (decrease) in net assets                     32,678,637      (69,621,220)
Net assets at beginning of year                            487,217,643      556,838,863
---------------------------------------------------------------------------------------
Net assets at end of year                                 $519,896,280    $ 487,217,643
=======================================================================================
Undistributed net investment income                       $  1,426,074    $   6,181,660
---------------------------------------------------------------------------------------

See accompanying notes to financial statements.

--------------------------------------------------------------------------------

                          RIVERSOURCE GLOBAL BOND FUND -- 2007 ANNUAL REPORT  33

NOTES TO FINANCIAL STATEMENTS

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

RiverSource Global Bond Fund (the Fund) is a series of RiverSource Global Series, Inc. and is registered under the Investment Company Act of 1940 (as amended) as a non-diversified, open-end management investment company. RiverSource Global Series, Inc. has 10 billion authorized shares of capital stock that can be allocated among the separate series as designated by the Board. The Fund invests primarily in debt obligations of U.S. and foreign issuers.

The Fund offers Class A, Class B, Class C, Class I and Class R4 shares.

-  Class A shares are sold with a front-end sales charge.

- Class B shares may be subject to a contingent deferred sales charge (CDSC) and automatically convert to Class A shares during the ninth year of ownership.

-  Class C shares may be subject to a CDSC.

- Class I and Class R4 shares have no sales charge and are offered only to qualifying institutional investors.

Effective Dec. 11, 2006, the Board approved renaming Class Y as Class R4, terminating the shareholder servicing agreement, revising the fee structure under the transfer agent agreement from account-based to asset-based, and adopting a plan administration services agreement.

At Oct. 31, 2007, RiverSource Investments, LLC (the Investment Manager) and the affiliated funds-of-funds, owned 100% of Class I shares.

Effective Dec. 1, 2006, the Fund offers an additional class of shares, Class W, through qualifying discretionary accounts. Class W shares are sold without a front-end sales charge or CDSC.

At Oct. 31, 2007, Ameriprise Financial and the affiliated funds-of-funds owned approximately 30% of the total outstanding Fund shares.

All classes of shares have identical voting, dividend and liquidation rights. Class specific expenses (e.g., distribution and service fees, transfer agency fees, plan administration fees) differ among classes. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets.

--------------------------------------------------------------------------------

 34 RIVERSOURCE GLOBAL BOND FUND -- 2007 ANNUAL REPORT

The Fund's significant accounting policies are summarized below:

USE OF ESTIMATES

Preparing financial statements that conform to U.S. generally accepted accounting principles requires management to make estimates (e.g., on assets, liabilities and contingent assets and liabilities) that could differ from actual results.

VALUATION OF SECURITIES

All securities are valued at the close of each business day. Securities traded on national securities exchanges or included in national market systems are valued at the last quoted sales price. Debt securities are generally traded in the over-the-counter market and are valued at a price that reflects fair value as quoted by dealers in these securities or by an independent pricing service. Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. The procedures adopted by the Board of Directors of the funds generally contemplate the use of fair valuation in the event that price quotations or valuations are not readily available, price quotations or valuations from other sources are not reflective of market value and thus deemed unreliable, or a significant event has occurred in relation to a security or class of securities (such as foreign securities) that is not reflected in price quotations or valuations from other sources. A fair value price is a good faith estimate of the value of a security at a given point in time.

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange, including significant movements in the U.S. market after foreign exchanges have closed. Accordingly, in those situations, Ameriprise Financial, Inc. (Ameriprise Financial), as administrator to the Fund and the parent company of the Investment Manager, will fair value foreign securities pursuant to procedures adopted by the Board of Directors of the funds, including utilizing a third party pricing service to determine these fair values. These procedures take into account multiple factors, including movements in the U.S. securities markets, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the New York Stock Exchange. Swap transactions are valued through an authorized pricing service, broker, or an internal model.

Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates; those maturing in 60 days or less are valued at amortized cost.

SECURITIES PURCHASED ON A FORWARD-COMMITMENT BASIS AND UNFUNDED LOAN COMMITMENTS

Delivery and payment for securities that have been purchased by the Fund on a forward-commitment basis, including when-issued securities and other forward-commitments, can take place one month or more after the transaction date. During

--------------------------------------------------------------------------------

                          RIVERSOURCE GLOBAL BOND FUND -- 2007 ANNUAL REPORT  35
this period, such securities are subject to market fluctuations, and they may affect the Fund's net assets the same as owned securities. The Fund designates cash or liquid securities at least equal to the amount of its forward-commitments. At Oct. 31, 2007, the Fund has entered into outstanding when-issued securities of $1,571,046 and other forward-commitments of $3,542,478.

The Fund may enter into certain credit agreements, all or a portion of which may be unfunded. The Fund is obligated to fund these loan commitments at the borrower's discretion. These commitments are disclosed in the "Investments in securities." At Oct. 31, 2007, the Fund has entered into unfunded loan commitments of $389,698.

The Fund also enters into transactions to sell purchase commitments to third parties at current market values and concurrently acquires other purchase commitments for similar securities at later dates. As an inducement for the Fund to "roll over" its purchase commitments, the Fund receives negotiated amounts in the form of reductions of the purchase price of the commitment. The Fund records the incremental difference between the forward purchase and sale of each forward roll as realized gain or loss. Losses may arise due to changes in the value of the securities or if a counterparty does not perform under the terms of the agreement. If a counterparty files for bankruptcy or becomes insolvent, the Fund's right to repurchase or sell securities may be limited. The Fund did not enter into any mortgage dollar roll transactions during the year ended Oct. 31, 2007.

OPTION TRANSACTIONS

To produce incremental earnings, protect gains and facilitate buying and selling of securities for investments, the Fund may buy and write options traded on any U.S. or foreign exchange or in the over-the-counter market where completing the obligation depends upon the credit standing of the other party. Cash collateral may be collected by the Fund to secure certain over-the-counter options trades. Cash collateral held by the Fund for such option trades must be returned to the counterparty upon closure, exercise or expiration of the contract. The Fund also may buy and sell put and call options and write covered call options on portfolio securities as well as write cash-secured put options. The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk of being unable to enter into a closing transaction if a liquid secondary market does not exist.

Option contracts are valued daily at the closing prices on their primary exchanges and unrealized appreciation or depreciation is recorded. The Fund will realize a gain or loss when the option transaction expires or closes. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a

--------------------------------------------------------------------------------

 36 RIVERSOURCE GLOBAL BOND FUND -- 2007 ANNUAL REPORT written put option or the cost of a security for a purchased put or call option is adjusted by the amount of premium received or paid. During the year ended Oct. 31, 2007, the Fund had no outstanding option contracts.

FUTURES TRANSACTIONS

To gain exposure to or protect itself from market changes, the Fund may buy and sell financial futures contracts traded on any U.S. or foreign exchange. The Fund also may buy and write put and call options on these futures contracts. Risks of entering into futures contracts and related options include the possibility of an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

Futures are valued daily based upon the last sale price at the close of market on the principal exchange on which they are traded. Upon entering into a futures contract, the Fund is required to deposit either cash or securities in an amount (initial margin) equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Fund recognizes a realized gain or loss when the contract is closed or expires.

FOREIGN CURRENCY TRANSLATIONS AND FORWARD FOREIGN CURRENCY CONTRACTS

Securities and other assets and liabilities denominated in foreign currencies are translated daily into U.S. dollars. Foreign currency amounts related to the purchase or sale of securities and income and expenses are translated at the exchange rate on the transaction date. The effect of changes in foreign exchange rates on realized and unrealized security gains or losses is reflected as a component of such gains or losses. In the Statement of operations, net realized gains or losses from foreign currency transactions, if any, may arise from sales of foreign currency, closed forward contracts, exchange gains or losses realized between the trade date and settlement date on securities transactions, and other translation gains or losses on dividends, interest income and foreign withholding taxes. At Oct. 31, 2007, foreign currency holdings consisted of multiple denominations.

The Fund may enter into forward foreign currency exchange contracts to produce incremental earnings, for operational purposes, or to protect against adverse exchange rate fluctuation. The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund and the resulting unrealized appreciation or depreciation are determined using foreign currency exchange rates from an independent pricing service. The Fund is subject to the credit risk that the other party will not complete its contract obligations.

CMBS TOTAL RETURN SWAP TRANSACTIONS

The Fund may enter into swap agreements to earn the total return on a specified security or index of fixed income securities. CMBS total return swaps are bilateral financial contracts designed to replicate synthetically the total returns of

--------------------------------------------------------------------------------

                          RIVERSOURCE GLOBAL BOND FUND -- 2007 ANNUAL REPORT  37
commercial mortgage-backed securities. Under the terms of the swaps, the Fund either receives or pays the total return on a reference security or index applied to a notional principal amount. In return, the Fund agrees to pay or receive from the counterparty a floating rate, which is reset periodically based on short-term interest rates, applied to the same notional amount.

The notional amounts of swap contracts are not recorded in the financial statements. Swaps are valued daily, and the change in value is recorded as unrealized appreciation (depreciation) until the termination of the swap, at which time realized gain (loss) is recorded. Payments received or made are recorded as realized gains (losses).

Swap agreements may be subject to liquidity risk, which exists when a particular swap is difficult to purchase or sell. It may not be possible for the Fund to initiate a transaction or liquidate a position at an advantageous time or price, which may result in significant losses. Total return swaps are subject to the risk that the counterparty will default on its obligation to pay net amounts due to the Fund.

GUARANTEES AND INDEMNIFICATIONS

Under the Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, certain of the Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined and the Fund has no historical basis for predicting the likelihood of any such claims.

FEDERAL TAXES

The Fund's policy is to comply with Subchapter M of the Internal Revenue Code that applies to regulated investment companies and to distribute substantially all of its taxable income to the shareholders. No provision for income or excise taxes is thus required.

Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes primarily because of deferred losses on certain futures contracts, the recognition of certain foreign currency gains (losses) as ordinary income (loss) for tax purpose and losses deferred due to "wash sale" transactions. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Fund.

On the statement of assets and liabilities, as a result of permanent book-to-tax differences, undistributed net investment income has been decreased by $523,148 and accumulated net realized loss has been decreased by $523,148.

--------------------------------------------------------------------------------

 38 RIVERSOURCE GLOBAL BOND FUND -- 2007 ANNUAL REPORT

The tax character of distributions paid for the years indicated is as follows:

YEAR ENDED OCT. 31,                                  2007           2006
----------------------------------------------------------------------------
CLASS A
Distributions paid from:
      Ordinary income.........................    $10,445,402    $15,319,991
      Long-term capital gain..................             --             --
CLASS B
Distributions paid from:
      Ordinary income.........................      1,830,230      2,907,320
      Long-term capital gain..................             --             --
CLASS C
Distributions paid from:
      Ordinary income.........................         87,382        127,417
      Long-term capital gain..................             --             --
CLASS I
Distributions paid from:
      Ordinary income.........................      6,698,983      6,261,680
      Long-term capital gain..................             --             --
CLASS R4*
Distributions paid from:
      Ordinary income.........................          4,654          4,811
      Long-term capital gain..................             --             --
CLASS W**
Distributions paid from:
      Ordinary income.........................        324,071            N/A
      Long-term capital gain..................             --            N/A

  * Effective Dec. 11, 2006, Class Y was renamed Class R4.
 ** For the period from Dec. 1, 2006 (inception date) to Oct. 31, 2007.

At Oct. 31, 2007, the components of distributable earnings on a tax basis are as follows:

Undistributed ordinary income..............................    $  6,463,694
Undistributed accumulated long-term gain...................    $         --
Accumulated realized loss..................................    $ (4,163,824)
Unrealized appreciation (depreciation).....................    $ 31,542,818

RECENT ACCOUNTING PRONOUNCEMENTS

On Sept. 20, 2006, the Financial Accounting Standards Board (FASB) released Statement of Financial Accounting Standards No. 157 "Fair Value Measurements" (SFAS 157). SFAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair-value measurements. The application of SFAS 157 is required for fiscal years beginning after Nov. 15, 2007 and interim periods within those fiscal years. The impact of SFAS 157 on the Fund's financial statements is being evaluated.

--------------------------------------------------------------------------------

                          RIVERSOURCE GLOBAL BOND FUND -- 2007 ANNUAL REPORT  39

In June 2006, the FASB issued FASB Interpretation 48 (FIN 48), "Accounting for Uncertainty in Income Taxes." FIN 48 clarifies the accounting for uncertainty in income taxes recognized in accordance with FASB Statement 109, "Accounting for Income Taxes." FIN 48 prescribes a two-step process to recognize and measure a tax position taken or expected to be taken in a tax return. The first step is to determine whether a tax position has met the more-likely-than-not recognition threshold and the second step is to measure a tax position that meets the threshold to determine the amount of benefit to recognize. FIN 48 also provides guidance on derecognition, classification, interest and penalties, accounting in interim periods, disclosure, and transition. FIN 48 is effective for fiscal years beginning after Dec. 15, 2006. Recent SEC guidance allows implementing FIN 48 in fund NAV calculations as late as the fund's last NAV calculation in the first required financial statement reporting period. As a result, the Fund will adopt FIN 48 in its semiannual report for the period ending April 30, 2008. Tax positions of the Fund are being evaluated to determine the impact, if any, to the Fund. The adoption of FIN 48 is not anticipated to have a material impact on the Fund.

DIVIDENDS TO SHAREHOLDERS

Dividends from net investment income, declared and paid each calendar quarter, when available, are reinvested in additional shares of the Fund at net asset value or payable in cash. Capital gains, when available, are distributed along with the last income dividend of the calendar year.

OTHER

Security transactions are accounted for on the date securities are purchased or sold. Dividend income, if any, is recognized on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities. Interest income, including amortization of premium, market discount and original issue discount using the effective interest method, is accrued daily.

2. EXPENSES AND SALES CHARGES

Under an Investment Management Services Agreement, the Investment Manager determines which securities will be purchased, held or sold. The management fee is a percentage of the Fund's average daily net assets that declines from 0.72% to 0.52% annually as the Fund's assets increase. The management fee for the year ended Oct. 31, 2007, was 0.71% of the Fund's average daily net assets.

Under an Administrative Services Agreement, the Fund pays Ameriprise Financial a fee for administration and accounting services at a percentage of the Fund's average daily net assets that declines from 0.08% to 0.05% annually as the Fund's assets increase. The fee for the year ended Oct. 31, 2007, was 0.08% of the Fund's average daily net assets.

Other expenses in the amount of $1,912 are for, among other things, certain expenses of the Fund or the Board including: Fund boardroom and office expense,

--------------------------------------------------------------------------------

 40 RIVERSOURCE GLOBAL BOND FUND -- 2007 ANNUAL REPORT employee compensation, employee health and retirement benefits, and certain other expenses. Payment of these Fund and Board expenses is facilitated by a company providing limited administrative services to the Fund and the Board.

Compensation of Board members includes, for a former Board Chair, compensation as well as retirement benefits. Certain other aspects of a former Board Chair's compensation, including health benefits and payment of certain other expenses, are included under other expenses.

Under a Deferred Compensation Plan (the Plan), non-interested board members may defer receipt of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the Fund or other RiverSource funds. The Fund's liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan.

Under a Transfer Agency Agreement, RiverSource Service Corporation (the Transfer Agent) maintains shareholder accounts and records. The Fund pays the Transfer Agent an annual fee per shareholder account for this service as follows:

-  Class A $20.50

-  Class B $21.50

-  Class C $21.00

Effective Dec. 11, 2006, as part of the Board's approval to rename Class Y as Class R4, the fee structure under the Transfer Agency Agreement was revised from an account-based fee for Class Y to an asset-based fee for Class R4. The Fund pays the Transfer Agent an annual asset-based fee at a rate of 0.05% of the Fund's average daily net assets attributable to Class R4 shares. Prior to Dec. 11, 2006, the Fund paid the Transfer Agent an annual account-based fee of $18.50 per shareholder account.

In addition, the Fund pays the Transfer Agent an annual asset-based fee at a rate of 0.20% of the Fund's average daily net assets attributable to Class W shares.

Prior to Dec. 11, 2006, Class I paid a transfer agency fee at an annual rate per shareholder account of $1. Effective Dec. 11, 2006, this fee was eliminated.

The Transfer Agent charges an annual fee of $5 per inactive account, charged on a pro rata basis for 12 months from the date the account becomes inactive. These fees are included in the transfer agency fees on the Statement of operations.

The Fund has an agreement with RiverSource Distributors, Inc. (the Distributor) for distribution and shareholder services. Prior to Oct. 1, 2007, Ameriprise Financial Services, Inc. also served as a principal underwriter and distributor to the Fund. Under a Plan and Agreement of Distribution pursuant to Rule 12b-1, the Fund pays a fee at an annual rate of up to 0.25% of the Fund's average daily net assets attributable to Class A and Class W shares and a fee at an annual rate of up

--------------------------------------------------------------------------------

                          RIVERSOURCE GLOBAL BOND FUND -- 2007 ANNUAL REPORT  41
to 1.00% of the Fund's average daily net assets attributable to Class B and Class C shares.

Effective Dec. 11, 2006, under a Plan Administration Services Agreement, a fee for the provision of various administrative, recordkeeping, communication and educational services was adopted for the restructured Class R4. The fee is calculated at a rate of 0.25% of the Fund's average daily net assets attributable to Class R4 shares.

Prior to Dec. 11, 2006, under a Shareholder Service Agreement, the Fund paid the Distributor a fee for service provided to shareholders by the Distributor and other servicing agents with respect to Class Y shares. The fee was calculated at a rate of 0.10% of the Fund's average daily net assets attributable to Class Y shares. Effective Dec. 11, 2006, this agreement was terminated.

Sales charges received by the Distributor for distributing Fund shares were $256,515 for Class A, $56,131 for Class B and $1,356 for Class C for the year ended Oct. 31, 2007.

In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the funds in which it invests (also referred to as "acquired funds"), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds). Because the acquired funds have varied expense and fee levels and the Fund may own different proportions of acquired funds at different times, the amount of fees and expenses incurred indirectly by the Fund will vary.

For the year ended Oct. 31, 2007, the Investment Manager and its affiliates waived certain fees and expenses such that net expenses (excluding fees and expenses of acquired funds) were 1.25% for Class A, 2.01% for Class B, 2.01% for Class C, 1.08% for Class R4 and 1.26% for Class W. Of these waived fees and expenses, the transfer agency fees waived at the class level were $304,097, $64,618, $3,144, $69 and $9,436 for Class A, Class B, Class C, Class R4 and Class W, respectively, and the plan administration services fee waived at the class level was $19 for Class R4. Under an agreement, which was effective until Oct. 31, 2007, the Investment Manager and its affiliates contractually agreed to waive certain fees and expenses such that net expenses (excluding fees and expenses of acquired funds) would not exceed 1.25% for Class A, 2.02% for Class B, 2.02% for Class C, 0.90% for Class I, 1.08% for Class R4 and 1.26% for Class W of the Fund's average daily net assets. Effective Nov. 1, 2007, the Investment Manager and its affiliates have contractually agreed to waive certain fees and expenses such that net expenses (excluding fees and expenses of acquired funds) will not exceed 1.25% for Class A, 2.01% for Class B, 2.01% for Class C, 0.82% for Class I, 1.12% for Class R4 and 1.27% for Class W of the Fund's average daily net assets until Oct. 31, 2008, unless sooner terminated at the discretion of the Board.

--------------------------------------------------------------------------------

 42 RIVERSOURCE GLOBAL BOND FUND -- 2007 ANNUAL REPORT

During the year ended Oct. 31, 2007, the Fund's custodian and transfer agency fees were reduced by $17,860 as a result of earnings and bank fee credits from overnight cash balances. The Fund pays custodian fees to Ameriprise Trust Company, a subsidiary of Ameriprise Financial.

3. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of securities (other than short-term obligations) aggregated $365,012,763 and $376,943,123, respectively, for the year ended Oct. 31, 2007. Realized gains and losses are determined on an identified cost basis.

Income from securities lending amounted to $6,589 for the year ended Oct. 31, 2007. Expenses paid to the Investment Manager were $296 for the year ended Oct. 31, 2007, which are included in other expenses on the Statement of operations. The risks to the Fund of securities lending are that the borrower may not provide additional collateral when required or return the securities when due. At Oct. 31, 2007, the Fund had no outstanding securities lending.

4. CAPITAL SHARE TRANSACTIONS

Transactions in shares of capital stock for the years indicated are as follows:

                                             YEAR ENDED OCT. 31, 2007
                                        ISSUED FOR
                                        REINVESTED                             NET
                            SOLD       DISTRIBUTIONS     REDEEMED      INCREASE (DECREASE)
------------------------------------------------------------------------------------------
Class A                   6,327,232      1,485,288      (12,063,782)        (4,251,262)
Class B                   1,270,247        258,114       (4,278,499)        (2,750,138)
Class C                      63,080         12,039         (177,897)          (102,778)
Class I                   5,334,334      1,019,550       (5,397,430)           956,454
Class R4*                    10,779            707           (7,379)             4,107
Class W**                 8,592,701         48,662         (763,389)         7,877,974
------------------------------------------------------------------------------------------

                                             YEAR ENDED OCT. 31, 2006
                                        ISSUED FOR
                                        REINVESTED                             NET
                            SOLD       DISTRIBUTIONS     REDEEMED      INCREASE (DECREASE)
------------------------------------------------------------------------------------------
Class A                   7,394,126      2,234,083      (21,409,456)       (11,781,247)
Class B                   1,374,250        417,094       (9,072,811)        (7,281,467)
Class C                     104,714         17,325         (300,714)          (178,675)
Class I                  11,574,667        977,816       (4,003,763)         8,548,720
Class R4*                     1,649            751           (2,933)              (533)
------------------------------------------------------------------------------------------

  * Effective Dec. 11, 2006, Class Y was renamed Class R4.
 ** For the period from Dec. 1, 2006 (inception date) to Oct. 31, 2007.

--------------------------------------------------------------------------------

                          RIVERSOURCE GLOBAL BOND FUND -- 2007 ANNUAL REPORT  43

5. FORWARD FOREIGN CURRENCY CONTRACTS

At Oct. 31, 2007, the Fund had forward foreign currency exchange contracts that obligate it to deliver currencies at specified future dates. The unrealized appreciation and/or depreciation on these contracts is included in the accompanying financial statements. See "Summary of significant accounting policies." The terms of the open contracts are as follows:

                                 CURRENCY TO              CURRENCY TO    UNREALIZED     UNREALIZED
EXCHANGE DATE                   BE DELIVERED              BE RECEIVED   APPRECIATION   DEPRECIATION
---------------------------------------------------------------------------------------------------
Nov. 5, 2007                       5,780,320                4,000,000     $14,077        $     --
                                 U.S. Dollar   European Monetary Unit
Nov. 6, 2007                       2,330,744              268,725,423          --             687
                                 U.S. Dollar             Japanese Yen
Nov. 8, 2007                      28,070,000                1,456,971          --          54,247
                                Czech Koruna              U.S. Dollar
Nov. 16, 2007                     30,500,000                4,668,534          --         135,304
                               Swedish Krona              U.S. Dollar
Nov. 19, 2007                  1,100,000,000                9,399,299          --         156,336
                                Japanese Yen              U.S. Dollar
Nov. 26, 2007                      6,050,000                6,192,426          --         212,483
                             Canadian Dollar              U.S. Dollar
Nov. 28, 2007                     12,630,000               18,055,595          --         247,706
                      European Monetary Unit              U.S. Dollar
Dec. 5, 2007                       4,720,000                4,273,866          --         114,159
                           Australian Dollar              U.S. Dollar
Dec. 7, 2007                       1,453,992                2,100,000         453              --
                                 U.S. Dollar         Singapore Dollar
Dec. 7, 2007                         933,154                1,220,000       4,776              --
                                 U.S. Dollar       New Zealand Dollar
Dec. 10, 2007                      9,100,000                1,686,606          --           8,199
                             Norwegian Krone              U.S. Dollar
Dec. 10, 2007                      9,100,000                3,627,811          --          10,734
                                Polish Zloty              U.S. Dollar
---------------------------------------------------------------------------------------------------
Total                                                                     $19,306        $939,855
---------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

 44 RIVERSOURCE GLOBAL BOND FUND -- 2007 ANNUAL REPORT

6. INTEREST RATE FUTURES CONTRACTS

At Oct. 31, 2007, investments in securities included securities valued at $693,049 that were pledged as collateral to cover initial margin deposits on open purchase and open sale contracts. See "Summary of significant accounting policies" and "Notes to investments in securities." The terms of the open purchase and sale contracts are as follows:

                                         NUMBER OF      NOTIONAL      UNREALIZED
TYPE OF SECURITY                         CONTRACTS    MARKET VALUE    GAIN (LOSS)
---------------------------------------------------------------------------------
PURCHASE CONTRACTS
Euro-Bund, Dec. 2007, 10-year
  (European Monetary Unit)                  118       $19,372,032      $ (21,175)
Japanese Govt Bond, Dec. 2007,
   10-year (Japanese Yen)                     5         5,895,691         28,341
U.S. Long Bond, Dec. 2007, 20-year
   (U.S. Dollar)                             88         9,908,250        111,740
U.S. Treasury Note, Dec. 2007, 2-year
   (U.S. Dollar)                             52        10,769,688         69,720
---------------------------------------------------------------------------------
Total                                                 $45,945,661      $ 188,626
---------------------------------------------------------------------------------

                                         NUMBER OF      NOTIONAL      UNREALIZED
SALE CONTRACTS                           CONTRACTS    MARKET VALUE    GAIN (LOSS)
---------------------------------------------------------------------------------
U.S. Treasury Note, Dec. 2007, 5-year
   (U.S. Dollar)                            205       $22,005,469      $(176,154)
U.S. Treasury Note, Dec. 2007,
   10-year (U.S. Dollar)                    179        19,692,798       (167,680)
---------------------------------------------------------------------------------
Total                                                 $41,698,267      $(343,834)
---------------------------------------------------------------------------------

7. SWAP CONTRACTS

At Oct. 31, 2007, the Fund had the following open CMBS total return swap contracts:

                           TERMINATION      NOTIONAL      UNREALIZED      UNREALIZED
                               DATE          AMOUNT      APPRECIATION    DEPRECIATION
-------------------------------------------------------------------------------------
Receive total return on
Lehman Brothers Baa
8.5+ Commercial
Mortgage-Backed
Securities Index and
pay a floating rate
based on 1-month LIBOR
less 1.20%.
Counterparty: Citigroup    Nov. 1, 2007    $1,300,000         $--          $ 53,349
-------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                          RIVERSOURCE GLOBAL BOND FUND -- 2007 ANNUAL REPORT  45

                           TERMINATION      NOTIONAL      UNREALIZED      UNREALIZED
                               DATE          AMOUNT      APPRECIATION    DEPRECIATION
-------------------------------------------------------------------------------------
Receive total return on
Lehman Brothers Baa
8.5+ Commercial
Mortgage-Backed
Securities Index and
pay a floating rate
based on 1-month LIBOR
less 1.10%.
Counterparty: Citigroup    Dec. 1, 2007    $1,350,000         $--          $ 55,517
-------------------------------------------------------------------------------------
Receive total return on
Lehman Brothers Baa
8.5+ Commercial
Mortgage-Backed
Securities Index and
pay a floating rate
based on 1-month LIBOR
less 1.05%.
Counterparty: Wachovia     Dec. 1, 2007     1,175,000         --             48,237
-------------------------------------------------------------------------------------
Receive spread on
Lehman Brothers Baa
8.5+ Commercial
Mortgage-Backed
Securities Index plus
1.00% times notional
amount plus spread
return amount, if such
amount is positive, and
pay the absolute value
of the spread return
amount, if such amount
is negative.
Counterparty: Citigroup    Jan. 1, 2008       400,000         --             19,590
-------------------------------------------------------------------------------------
Receive spread on
Lehman Brothers Baa
8.5+ Commercial
Mortgage-Backed
Securities Index times
notional amount plus
spread return amount,
if such amount is
positive, and pay the
absolute value of the
spread return amount,
if such amount is
negative.
Counterparty: Citigroup    Jan. 1, 2008     1,300,000         --                 --
-------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

 46 RIVERSOURCE GLOBAL BOND FUND -- 2007 ANNUAL REPORT

                           TERMINATION      NOTIONAL      UNREALIZED      UNREALIZED
                               DATE          AMOUNT      APPRECIATION    DEPRECIATION
-------------------------------------------------------------------------------------
Receive total return on
Lehman Brothers Baa
8.5+ Commercial
Mortgage-Backed
Securities Index and
pay a floating rate
based on 1-month LIBOR
less 1.10%.
Counterparty: Wachovia     Jan. 1, 2008    $1,350,000         $--          $ 55,366
-------------------------------------------------------------------------------------
Total                                                         $--          $232,059
-------------------------------------------------------------------------------------

8. AFFILIATED MONEY MARKET FUND

The Fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of the RiverSource funds and other institutional clients of RiverSource Investments. The cost of the Fund's purchases and proceeds from sales of shares of the RiverSource Short-Term Cash Fund aggregated $128,999,232 and $123,798,434, respectively, for the year ended Oct. 31, 2007.

9. BANK BORROWINGS

The Fund has entered into a revolving credit facility with a syndicate of banks headed by JPMorgan Chase Bank, N.A. (JPMCB), whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility became effective on Oct. 18, 2007, replacing a prior credit facility. The credit facility agreement, which is a collective agreement between the Fund and certain other RiverSource funds, severally and not jointly, permits collective borrowings up to $500 million. Interest is charged to each Fund based on its borrowings at a rate equal to the federal funds rate plus 0.30%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.06% per annum. Under the prior credit facility, a Fund paid interest on its outstanding borrowings at a rate equal to either the higher of the federal funds effective rate plus 0.40% or the JPMCB Prime Commercial Lending Rate. The Fund had no borrowings during the year ended Oct. 31, 2007.

10. CAPITAL LOSS CARRY-OVER

For federal income tax purposes, the Fund had a capital loss carry-over of $4,163,824 at Oct. 31, 2007, that if not offset by capital gains will expire as follows:

   2010        2014
$3,665,053   $498,771

--------------------------------------------------------------------------------

                          RIVERSOURCE GLOBAL BOND FUND -- 2007 ANNUAL REPORT  47

It is unlikely the Board will authorize a distribution of any net realized capital gains until the available capital loss carry-over has been offset or expires.

11. CONCENTRATION OF RISK

FOREIGN/EMERGING MARKETS RISK
Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values and changing local and regional economic, political and social conditions, which may result in greater market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities. Investing in emerging markets may accentuate these risks.

DIVERSIFICATION RISK
The Fund is non-diversified. A non-diversified fund may invest more of its assets in fewer companies than if it were a diversified fund. Because each investment has a greater effect on the Fund's performance, the Fund may be more exposed to the risks of loss and volatility than a fund that invests more broadly.

GEOGRAPHIC CONCENTRATION/SECTOR RISK
Investments that are concentrated in a particular issuer, geographic region, or sector will be more susceptible to changes in price.

12. INFORMATION REGARDING PENDING AND SETTLED LEGAL PROCEEDINGS

In June 2004, an action captioned John E. Gallus et al. v. American Express Financial Corp. and American Express Financial Advisors Inc., was filed in the United States District Court for the District of Arizona. The plaintiffs allege that they are investors in several American Express Company mutual funds and they purport to bring the action derivatively on behalf of those funds under the Investment Company Act of 1940. The plaintiffs allege that fees allegedly paid to the defendants by the funds for investment advisory and administrative services are excessive. The plaintiffs seek remedies including restitution and rescission of investment advisory and distribution agreements. The plaintiffs voluntarily agreed to transfer this case to the United States District Court for the District of Minnesota. In response to defendants' motion to dismiss the complaint, the Court dismissed one of plaintiffs' four claims and granted plaintiffs limited discovery. Defendants moved for summary judgment in April 2007. Summary judgment was granted in the defendants' favor on July 9, 2007. The plaintiffs filed a notice of appeal with the Eighth Circuit Court of Appeals on August 8, 2007.

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)), the parent company of RiverSource Investments, LLC (RiverSource Investments), entered into settlement agreements

--------------------------------------------------------------------------------

 48 RIVERSOURCE GLOBAL BOND FUND -- 2007 ANNUAL REPORT with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. In connection with these matters, the SEC and MDOC issued orders (the Orders) alleging that AEFC violated certain provisions of the federal and Minnesota securities laws by failing to adequately disclose market timing activities by allowing certain identified market timers to continue to market time contrary to disclosures in mutual fund and variable annuity product prospectuses. The Orders also alleged that AEFC failed to implement procedures to detect and prevent market timing in 401(k) plans for employees of AEFC and related companies and failed to adequately disclose that there were no such procedures. Pursuant to the MDOC Order, the MDOC also alleged that AEFC allowed inappropriate market timing to occur by failing to have written policies and procedures and failing to properly supervise its employees.

As a result of the Orders, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. Pursuant to the terms of the Orders, AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to make presentations at least annually to its board of directors and the relevant mutual funds' board that include an overview of policies and procedures to prevent market timing, material changes to these policies and procedures and whether disclosures related to market timing are consistent with the SEC order and federal securities laws. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at http://www.sec.gov/litigation/admin/ia-2451.pdf. In addition, AEFC agreed to complete and submit to the MDOC a compliance review of its procedures regarding market timing within one year of the MDOC Order, including a summary of actions taken to ensure compliance with applicable laws and regulations and certification by a senior officer regarding compliance and supervisory procedures.

Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the RiverSource Funds' Boards of Directors/Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K

--------------------------------------------------------------------------------

                          RIVERSOURCE GLOBAL BOND FUND -- 2007 ANNUAL REPORT  49
and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

--------------------------------------------------------------------------------

 50 RIVERSOURCE GLOBAL BOND FUND -- 2007 ANNUAL REPORT

13. FINANCIAL HIGHLIGHTS

The tables below show certain important financial information for evaluating the Fund's results.

CLASS A

PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED OCT. 31,               2007           2006           2005           2004           2003
Net asset value, beginning of period      $6.60          $6.59          $7.02          $6.57          $6.00
-----------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                .20(b)         .19            .16            .17            .18
Net gains (losses) (both realized and
 unrealized)                                .35            .14           (.23)           .52            .60
-----------------------------------------------------------------------------------------------------------
Total from investment operations            .55            .33           (.07)           .69            .78
-----------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income       (.26)          (.32)          (.36)          (.24)          (.21)
-----------------------------------------------------------------------------------------------------------
Net asset value, end of period            $6.89          $6.60          $6.59          $7.02          $6.57
-----------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
Net assets, end of period (in
 millions)                                 $259           $276           $353           $389           $380
-----------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement (c),(d)             1.37%          1.39%          1.37%          1.34%          1.36%
-----------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement (c),(d)             1.25%(e)       1.25%(e)       1.35%(e)       1.34%          1.36%
-----------------------------------------------------------------------------------------------------------
Net investment income (loss)              3.08%          2.77%          2.42%          2.66%          2.73%
-----------------------------------------------------------------------------------------------------------
Portfolio turnover rate                     77%            68%            73%            92%           117%
-----------------------------------------------------------------------------------------------------------
Total return(f)                           8.63%          5.17%         (1.18%)        10.70%         13.25%
-----------------------------------------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b) Per share amount has been calculated using the average shares outstanding method.
(c) Expense ratio is before reduction of earnings and bank fee credits on cash balances.
(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(e) The Investment Manager and its affiliates have agreed to waive certain fees and expenses (excluding fees and expenses of acquired funds).
(f)  Total return does not reflect payment of a sales charge.

--------------------------------------------------------------------------------

                          RIVERSOURCE GLOBAL BOND FUND -- 2007 ANNUAL REPORT  51

CLASS B

PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED OCT. 31,          2007              2006           2005           2004           2003
Net asset value, beginning of
 period                                 $6.67          $6.59          $7.02          $6.57          $5.99
---------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)              .15(b)         .13            .10            .14            .12
Net gains (losses) (both realized
 and unrealized)                          .35            .16           (.23)           .50            .62
---------------------------------------------------------------------------------------------------------
Total from investment operations          .50            .29           (.13)           .64            .74
---------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment
 income                                  (.21)          (.21)          (.30)          (.19)          (.16)
---------------------------------------------------------------------------------------------------------
Net asset value, end of period          $6.96          $6.67          $6.59          $7.02          $6.57
---------------------------------------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
Net assets, end of period (in
 millions)                                $47            $63           $111           $142           $158
---------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement (c),(d)           2.13%          2.16%          2.13%          2.10%          2.12%
---------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement (c),(d)           2.01%(e)       2.02%(e)       2.12%(e)       2.10%          2.12%
---------------------------------------------------------------------------------------------------------
Net investment income (loss)            2.30%          1.98%          1.65%          1.90%          1.97%
---------------------------------------------------------------------------------------------------------
Portfolio turnover rate                   77%            68%            73%            92%           117%
---------------------------------------------------------------------------------------------------------
Total return(f)                         7.68%          4.45%         (1.98%)         9.83%         12.39%
---------------------------------------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b) Per share amount has been calculated using the average shares outstanding method.
(c) Expense ratio is before reduction of earnings and bank fee credits on cash balances.
(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(e) The Investment Manager and its affiliates have agreed to waive certain fees and expenses (excluding fees and expenses of acquired funds).
(f)  Total return does not reflect payment of a sales charge.

--------------------------------------------------------------------------------

 52 RIVERSOURCE GLOBAL BOND FUND -- 2007 ANNUAL REPORT

CLASS C

PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED OCT. 31,          2007              2006           2005           2004           2003
Net asset value, beginning of
  period                                $6.62          $6.57          $6.99          $6.55          $5.98
---------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)              .15(b)         .14            .11            .14            .13
Net gains (losses) (both realized
 and unrealized)                          .35            .13           (.22)           .49            .60
---------------------------------------------------------------------------------------------------------
Total from investment operations          .50            .27           (.11)           .63            .73
---------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment
 income                                  (.21)          (.22)          (.31)          (.19)          (.16)
---------------------------------------------------------------------------------------------------------
Net asset value, end of period          $6.91          $6.62          $6.57          $6.99          $6.55
---------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
Net assets, end of period (in
 millions)                                 $3             $3             $4             $5             $5
---------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement (c),(d)           2.13%          2.16%          2.14%          2.09%          2.14%
---------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement (c),(d)           2.01%(e)       2.02%(e)       2.12%(e)       2.09%          2.14%
---------------------------------------------------------------------------------------------------------
Net investment income (loss)            2.32%          2.00%          1.65%          1.91%          1.89%
---------------------------------------------------------------------------------------------------------
Portfolio turnover rate                   77%            68%            73%            92%           117%
---------------------------------------------------------------------------------------------------------
Total return(f)                         7.75%          4.25%         (1.83%)         9.72%         12.41%
---------------------------------------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b) Per share amount has been calculated using the average shares outstanding method.
(c) Expense ratio is before reduction of earnings and bank fee credits on cash balances.
(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(e) The Investment Manager and its affiliates have agreed to waive certain fees and expenses (excluding fees and expenses of acquired funds).
(f)  Total return does not reflect payment of a sales charge.

--------------------------------------------------------------------------------

                          RIVERSOURCE GLOBAL BOND FUND -- 2007 ANNUAL REPORT  53

CLASS I

PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED OCT. 31,                  2007              2006           2005        2004(B)
Net asset value, beginning of period            $6.59          $6.61          $7.03          $6.77
--------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                      .23(c)         .21            .19            .16
Net gains (losses) (both realized and
 unrealized)                                      .34            .14           (.22)           .24
--------------------------------------------------------------------------------------------------
Total from investment operations                  .57            .35           (.03)           .40
--------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income             (.29)          (.37)          (.39)          (.14)
--------------------------------------------------------------------------------------------------
Net asset value, end of period                  $6.87          $6.59          $6.61          $7.03
--------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
Net assets, end of period (in millions)          $157           $145            $89            $24
--------------------------------------------------------------------------------------------------

Gross expenses prior to expense
 waiver/reimbursement(d),(e)                     .87%           .88%           .91%           .89%(f)
--------------------------------------------------------------------------------------------------

Net expenses after expense
 waiver/reimbursement(d),(e)                     .87%           .88%           .91%           .89%(f)
--------------------------------------------------------------------------------------------------
Net investment income (loss)                    3.47%          3.18%          2.87%          3.07%(f)
--------------------------------------------------------------------------------------------------
Portfolio turnover rate                           77%            68%            73%            92%
--------------------------------------------------------------------------------------------------
Total return(g)                                 8.91%          5.52%          (.56%)         6.06%(h)
--------------------------------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b)  For the period from March 4, 2004 (inception date) to Oct. 31, 2004.
(c) Per share amount has been calculated using the average shares outstanding method.
(d) Expense ratio is before reduction of earnings and bank fee credits on cash balances.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(f)  Adjusted to an annual basis.
(g)  Total return does not reflect payment of a sales charge.
(h)  Not annualized.

--------------------------------------------------------------------------------

 54 RIVERSOURCE GLOBAL BOND FUND -- 2007 ANNUAL REPORT

CLASS R4*

PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED OCT. 31,          2007              2006           2005           2004           2003
Net asset value, beginning of
  period                                $6.60          $6.61          $7.04          $6.59          $6.01
---------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)              .22(b)         .20            .16            .18            .19
Net gains (losses) (both realized
 and unrealized)                          .35            .13           (.22)           .52            .61
---------------------------------------------------------------------------------------------------------
Total from investment operations          .57            .33           (.06)           .70            .80
---------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment
 income                                  (.28)          (.34)          (.37)          (.25)          (.22)
---------------------------------------------------------------------------------------------------------
Net asset value, end of period          $6.89          $6.60          $6.61          $7.04          $6.59
---------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
Net assets, end of period (in
 millions)                                $--            $--            $--            $--            $--
---------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(c),(d)            1.17%          1.20%          1.20%          1.17%          1.18%
---------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(c),(d)            1.08%(e)       1.08%(e)       1.18%(e)       1.17%          1.18%
---------------------------------------------------------------------------------------------------------
Net investment income (loss)            3.27%          2.95%          2.60%          2.83%          2.69%
---------------------------------------------------------------------------------------------------------
Portfolio turnover rate                   77%            68%            73%            92%           117%
---------------------------------------------------------------------------------------------------------
Total return(f)                         8.84%          5.29%         (1.00%)        10.86%         13.54%
---------------------------------------------------------------------------------------------------------

 *   Effective Dec. 11, 2006, Class Y was renamed Class R4.
(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b) Per share amount has been calculated using the average shares outstanding method.
(c) Expense ratio is before reduction of earnings and bank fee credits on cash balances.
(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(e) The Investment Manager and its affiliates have agreed to waive certain fees and expenses (excluding fees and expenses of acquired funds).
(f)  Total return does not reflect payment of a sales charge.

--------------------------------------------------------------------------------

                          RIVERSOURCE GLOBAL BOND FUND -- 2007 ANNUAL REPORT  55

CLASS W

PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED OCT. 31,           2007(B)
Net asset value, beginning of period      $6.79
-----------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)(c)             .20
Net gains (losses) (both realized and
 unrealized)                                .17
-----------------------------------------------------------------------------------------------------------
Total from investment operations            .37
-----------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income       (.28)
-----------------------------------------------------------------------------------------------------------
Net asset value, end of period            $6.88
-----------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
Net assets, end of period (in
 millions)                                  $54
-----------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(d),(e)              1.35%(f)
-----------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d),(e)              1.26%(f),(g)
-----------------------------------------------------------------------------------------------------------
Net investment income (loss)              3.34%(f)
-----------------------------------------------------------------------------------------------------------
Portfolio turnover rate                     77%
-----------------------------------------------------------------------------------------------------------
Total return(h)                           5.71%(i)
-----------------------------------------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b)  For the period from Dec. 1, 2006 (inception date) to Oct. 31, 2007.
(c) Per share amount has been calculated using the average shares outstanding method.
(d) Expense ratio is before reduction of earnings and bank fee credits on cash balances.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratio.
(f)  Adjusted to an annual basis.
(g) The Investment Manager and its affiliates have agreed to waive certain fees and expenses (excluding fees and expenses of acquired funds).
(h)  Total return does not reflect payment of a sales charge.
(i)  Not annualized.

--------------------------------------------------------------------------------

 56 RIVERSOURCE GLOBAL BOND FUND -- 2007 ANNUAL REPORT

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

TO THE BOARD OF DIRECTORS AND SHAREHOLDERS OF

RIVERSOURCE GLOBAL BOND FUND:

We have audited the accompanying statement of assets and liabilities, including the schedule of investments in securities, of RiverSource Global Bond (the Fund) (one of the portfolios constituting the RiverSource Global Series, Inc.) as of October 31, 2007, and the related statements of operations, changes in net assets, and financial highlights for the year then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit. The financial statements and financial highlights of the Fund for the periods presented through October 31, 2006, were audited by other auditors whose report dated December 20, 2006 expressed an unqualified opinion on those financial statements and financial highlights.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of October 31, 2007, by correspondence with the custodian and brokers, or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the 2007 financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of RiverSource Global Bond Fund of the RiverSource Global Series, Inc. at October 31, 2007, the results of its operations, changes in its net assets and the financial highlights for the year then ended, in conformity with U.S. generally accepted accounting principles.

                                                          /s/ Ernst & Young LLP
Minneapolis, Minnesota
December 17, 2007

--------------------------------------------------------------------------------

                          RIVERSOURCE GLOBAL BOND FUND -- 2007 ANNUAL REPORT  57

INVESTMENTS IN SECURITIES

OCT. 31, 2007
(Percentages represent value of investments compared to net assets)

COMMON STOCKS (96.0%)(c)
ISSUER                                            SHARES                   VALUE(A)
AUSTRALIA (3.5%)
BIOTECHNOLOGY (1.4%)
CSL                                                 341,235             $11,720,426
-----------------------------------------------------------------------------------

CONSTRUCTION & ENGINEERING (0.6%)
Boart Longyear Group                              2,200,000(b)            5,289,733
-----------------------------------------------------------------------------------

METALS & MINING (1.5%)
Oxiana                                            1,810,470               7,213,842
Zinifex                                             373,505               5,909,664
                                                                    ---------------
Total                                                                    13,123,506
-----------------------------------------------------------------------------------

BERMUDA (0.8%)
INSURANCE
PartnerRe                                            79,238               6,596,564
-----------------------------------------------------------------------------------

BRAZIL (3.7%)
HOUSEHOLD DURABLES (0.8%)
Cyrela Brazil Realty                                393,100               6,739,831
-----------------------------------------------------------------------------------

METALS & MINING (1.1%)
Cia Vale do Rio Doce ADR                            287,329               9,070,977
-----------------------------------------------------------------------------------

OIL, GAS & CONSUMABLE FUELS (1.0%)
Petroleo Brasileiro ADR                             102,697               9,820,914
-----------------------------------------------------------------------------------

PAPER & FOREST PRODUCTS (0.7%)
Aracruz Celulose ADR                                 76,778               5,903,460
-----------------------------------------------------------------------------------

REAL ESTATE MANAGEMENT & DEVELOPMENT (0.1%)
Cyrela Commercial Properties Empreendimentos
 e Participacoes                                     78,620(b)              611,060
-----------------------------------------------------------------------------------

CANADA (1.8%)
METALS & MINING (1.1%)
Barrick Gold                                        207,147               9,141,397
-----------------------------------------------------------------------------------

PAPER & FOREST PRODUCTS (0.7%)
AbitibiBowater Canada                               174,420               5,931,586
-----------------------------------------------------------------------------------

FINLAND (0.5%)
COMMUNICATIONS EQUIPMENT
Nokia                                               101,478               4,030,386
-----------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                   VALUE(A)

FRANCE (1.7%)
AUTOMOBILES (0.5%)
Renault                                              26,711              $4,511,658
-----------------------------------------------------------------------------------

COMMERCIAL BANKS (1.2%)
Societe Generale                                     59,061               9,978,181
-----------------------------------------------------------------------------------

GERMANY (7.3%)
AEROSPACE & DEFENSE (1.3%)
MTU Aero Engines Holding                            165,463              10,104,720
-----------------------------------------------------------------------------------

AUTO COMPONENTS (1.0%)
Continental                                          58,429               8,829,608
-----------------------------------------------------------------------------------

AUTOMOBILES (1.0%)
Daimler                                              79,681               8,787,630
-----------------------------------------------------------------------------------

CHEMICALS (1.0%)
Bayer                                               102,285               8,542,275
-----------------------------------------------------------------------------------

DIVERSIFIED FINANCIAL SERVICES (1.0%)
Deutsche Boerse                                      55,480               8,907,040
-----------------------------------------------------------------------------------

INDUSTRIAL CONGLOMERATES (0.9%)
Siemens                                              55,894               7,632,680
-----------------------------------------------------------------------------------

INSURANCE (1.1%)
Allianz                                              42,705               9,635,208
-----------------------------------------------------------------------------------

HONG KONG (8.0%)
DIVERSIFIED FINANCIAL SERVICES (0.7%)
Hong Kong Exchanges and Clearing                    174,000               5,808,588
-----------------------------------------------------------------------------------

HOTELS, RESTAURANTS & LEISURE (0.9%)
Hongkong & Shanghai Hotels                        4,277,500               7,919,207
-----------------------------------------------------------------------------------

PAPER & FOREST PRODUCTS (0.7%)
China Grand Forestry Resources Group             17,538,000(b)            6,232,876
-----------------------------------------------------------------------------------

See accompanying notes to investments in securities.
--------------------------------------------------------------------------------

 16 RIVERSOURCE GLOBAL EQUITY FUND -- 2007 ANNUAL REPORT

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                   VALUE(A)
HONG KONG (CONT.)

REAL ESTATE MANAGEMENT & DEVELOPMENT (3.3%)
Agile Property Holdings                           2,772,000              $6,727,804
China Overseas Land & Investment                  2,956,000               7,075,536
Great Eagle Holdings                              1,424,607               5,922,065
Hang Lung Properties                              1,781,000               8,568,601
                                                                    ---------------
Total                                                                    28,294,006
-----------------------------------------------------------------------------------

SPECIALTY RETAIL (1.0%)
Esprit Holdings                                     497,500               8,308,958
-----------------------------------------------------------------------------------

WIRELESS TELECOMMUNICATION SERVICES (1.4%)
China Mobile                                        586,500              12,125,068
-----------------------------------------------------------------------------------

INDIA (0.8%)
WIRELESS TELECOMMUNICATION SERVICES
Bharti Airtel                                       273,379(b)            7,035,002
-----------------------------------------------------------------------------------

IRELAND (0.5%)
COMMERCIAL BANKS
Bank of Ireland                                     230,829               4,254,099
-----------------------------------------------------------------------------------

JAPAN (7.0%)
BUILDING PRODUCTS (0.6%)
Asahi Glass                                         361,000               4,973,107
-----------------------------------------------------------------------------------

COMMERCIAL BANKS (1.9%)
Chiba Bank                                          572,000               4,592,412
Mitsubishi UFJ Financial Group                      627,000               6,275,756
Mizuho Financial Group                                  999               5,616,529
                                                                    ---------------
Total                                                                    16,484,697
-----------------------------------------------------------------------------------

HOUSEHOLD DURABLES (1.0%)
GOLDCREST                                           183,980               8,763,643
-----------------------------------------------------------------------------------

INSURANCE (0.6%)
Sony Financial Holdings                               1,500(b)            5,397,555
-----------------------------------------------------------------------------------

MACHINERY (1.4%)
AMADA                                               707,000               7,155,941
THK                                                 220,900               4,872,681
                                                                    ---------------
Total                                                                    12,028,622
-----------------------------------------------------------------------------------

OFFICE ELECTRONICS (1.2%)
Canon                                               204,500              10,350,717
-----------------------------------------------------------------------------------

SOFTWARE (0.3%)
Nintendo                                              4,000               2,541,086
-----------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                   VALUE(A)

MEXICO (0.5%)
WIRELESS TELECOMMUNICATION SERVICES
America Movil ADR Series L                           68,532              $4,481,307
-----------------------------------------------------------------------------------

NETHERLANDS (0.8%)
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
ASML Holding                                        209,163(b)            7,283,153
-----------------------------------------------------------------------------------

NORWAY (0.5%)
OIL, GAS & CONSUMABLE FUELS
StatoilHydro                                        137,750               4,694,021
-----------------------------------------------------------------------------------

RUSSIA (1.3%)
CHEMICALS (0.1%)
Uralkali GDR                                         18,717(b,d,e)          469,797
-----------------------------------------------------------------------------------

METALS & MINING (0.3%)
MMC Norilsk Nickel ADR                                8,000               2,520,000
-----------------------------------------------------------------------------------

OIL, GAS & CONSUMABLE FUELS (0.9%)
Gazprom ADR                                         157,754               7,852,994
-----------------------------------------------------------------------------------

SOUTH AFRICA (2.2%)
FOOD & STAPLES RETAILING (1.1%)
Massmart Holdings                                   777,726               9,761,545
-----------------------------------------------------------------------------------

MEDIA (0.8%)
Naspers Series N                                    224,691               7,147,270
-----------------------------------------------------------------------------------

METALS & MINING (0.3%)
First Uranium                                       209,500(b)            2,399,989
-----------------------------------------------------------------------------------

SOUTH KOREA (1.6%)
COMMERCIAL BANKS (1.2%)
Kookmin Bank                                         23,903               1,952,281
Shinhan Financial Group                             127,121               8,295,164
                                                                    ---------------
Total                                                                    10,247,445
-----------------------------------------------------------------------------------

METALS & MINING (0.4%)
POSCO                                                 5,022               3,657,746
-----------------------------------------------------------------------------------

SPAIN (2.1%)
BIOTECHNOLOGY (0.8%)
Grifols                                             251,669               6,677,083
-----------------------------------------------------------------------------------

SPECIALTY RETAIL (1.3%)
Inditex                                             153,725              11,494,220
-----------------------------------------------------------------------------------

                            See accompanying notes to investments in securities.
--------------------------------------------------------------------------------

                        RIVERSOURCE GLOBAL EQUITY FUND -- 2007 ANNUAL REPORT  17

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                   VALUE(A)

SWEDEN (1.4%)
MACHINERY (0.5%)
Atlas Copco Series A                                269,600              $4,532,580
-----------------------------------------------------------------------------------

PAPER & FOREST PRODUCTS (0.9%)
Holmen Series B                                     184,200               7,268,364
-----------------------------------------------------------------------------------

SWITZERLAND (7.0%)
CAPITAL MARKETS (0.6%)
UBS                                                  94,680               5,076,456
-----------------------------------------------------------------------------------

CHEMICALS (1.1%)
Syngenta                                             37,505               9,073,005
-----------------------------------------------------------------------------------

FOOD PRODUCTS (1.2%)
Nestle                                               22,959              10,605,262
-----------------------------------------------------------------------------------

METALS & MINING (0.7%)
Xstrata                                              86,564               6,241,160
-----------------------------------------------------------------------------------

OIL, GAS & CONSUMABLE FUELS (1.1%)
Petroplus Holdings                                  104,424(b)            9,115,645
-----------------------------------------------------------------------------------

PHARMACEUTICALS (2.3%)
Roche Holding                                       117,009              19,987,232
-----------------------------------------------------------------------------------

TAIWAN (2.1%)
COMPUTERS & PERIPHERALS (1.2%)
Asustek Computer                                  1,377,000               4,889,497
High Tech Computer                                  279,500               5,759,042
                                                                    ---------------
Total                                                                    10,648,539
-----------------------------------------------------------------------------------

ELECTRONIC EQUIPMENT & INSTRUMENTS (0.9%)
Hon Hai Precision Industry                          988,370               7,578,131
-----------------------------------------------------------------------------------

UNITED KINGDOM (7.4%)
COMMERCIAL BANKS (0.8%)
Standard Chartered                                  184,753               7,185,181
-----------------------------------------------------------------------------------

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS (0.4%)
Drax Group                                          247,726               3,488,002
-----------------------------------------------------------------------------------

METALS & MINING (0.8%)
Anglo American                                       98,795               6,871,315
-----------------------------------------------------------------------------------

OIL, GAS & CONSUMABLE FUELS (2.1%)
BG Group                                            459,974               8,527,475
Tullow Oil                                          632,070               8,407,409
                                                                    ---------------
Total                                                                    16,934,884
-----------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                   VALUE(A)
UNITED KINGDOM (CONT.)

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (0.7%)
CSR                                                 451,029(b)           $6,082,453
-----------------------------------------------------------------------------------

SOFTWARE (0.8%)
Autonomy                                            349,500(b)            7,167,407
-----------------------------------------------------------------------------------

SPECIALTY RETAIL (1.3%)
Carphone Warehouse Group                          1,517,961              11,124,671
-----------------------------------------------------------------------------------

TOBACCO (0.5%)
Imperial Tobacco Group                               87,406               4,436,245
-----------------------------------------------------------------------------------

UNITED STATES (33.5%)
AEROSPACE & DEFENSE (1.4%)
United Technologies                                 153,752              11,775,866
-----------------------------------------------------------------------------------

BEVERAGES (2.1%)
Hansen Natural                                      120,546(b)            8,197,128
PepsiCo                                             128,998               9,509,733
                                                                    ---------------
Total                                                                    17,706,861
-----------------------------------------------------------------------------------

BIOTECHNOLOGY (0.5%)
Gilead Sciences                                      98,811(b)            4,564,080
-----------------------------------------------------------------------------------

CAPITAL MARKETS (1.3%)
FCStone Group                                       110,260(b)            3,886,665
Goldman Sachs Group                                  30,000               7,437,600
                                                                    ---------------
Total                                                                    11,324,265
-----------------------------------------------------------------------------------

COMMERCIAL SERVICES & SUPPLIES (0.6%)
Republic Services                                   161,173               5,510,505
-----------------------------------------------------------------------------------

COMMUNICATIONS EQUIPMENT (0.6%)
Cisco Systems                                       152,241(b)            5,033,087
-----------------------------------------------------------------------------------

COMPUTERS & PERIPHERALS (1.9%)
Apple                                                32,000(b)            6,078,400
IBM                                                  89,676              10,413,177
                                                                    ---------------
Total                                                                    16,491,577
-----------------------------------------------------------------------------------

CONSUMER FINANCE (0.7%)
American Express                                     96,446               5,878,384
-----------------------------------------------------------------------------------

DIVERSIFIED FINANCIAL SERVICES (0.6%)
Bank of America                                     112,583               5,435,507
-----------------------------------------------------------------------------------

ELECTRIC UTILITIES (1.0%)
Exelon                                              106,428               8,810,110
-----------------------------------------------------------------------------------

See accompanying notes to investments in securities.
--------------------------------------------------------------------------------

 18 RIVERSOURCE GLOBAL EQUITY FUND -- 2007 ANNUAL REPORT

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                   VALUE(A)
UNITED STATES (CONT.)

ENERGY EQUIPMENT & SERVICES (1.2%)
Diamond Offshore Drilling                            47,454              $5,373,216
Schlumberger                                         54,861               5,297,927
                                                                    ---------------
Total                                                                    10,671,143
-----------------------------------------------------------------------------------

FOOD & STAPLES RETAILING (0.4%)
Winn-Dixie Stores                                   148,386(b)            3,507,845
-----------------------------------------------------------------------------------

HEALTH CARE EQUIPMENT & SUPPLIES (0.9%)
St. Jude Medical                                    193,944(b)            7,899,339
-----------------------------------------------------------------------------------

HEALTH CARE PROVIDERS & SERVICES (1.3%)
WellPoint                                           136,300(b)           10,799,049
-----------------------------------------------------------------------------------

HOUSEHOLD DURABLES (0.5%)
KB HOME                                             140,653               3,887,649
-----------------------------------------------------------------------------------

INSURANCE (0.7%)
American Intl Group                                  94,086               5,938,708
-----------------------------------------------------------------------------------

INTERNET SOFTWARE & SERVICES (3.2%)
eBay                                                299,604(b)           10,815,704
Google Cl A                                          22,323(b)           15,782,361
                                                                    ---------------
Total                                                                    26,598,065
-----------------------------------------------------------------------------------

IT SERVICES (1.4%)
Automatic Data Processing                           135,883               6,734,362
DST Systems                                          67,161(b)            5,689,208
                                                                    ---------------
Total                                                                    12,423,570
-----------------------------------------------------------------------------------

LIFE SCIENCES TOOLS & SERVICES (1.4%)
Exelixis                                            360,510(b)            3,965,610
Thermo Fisher Scientific                            138,839(b)            8,165,122
                                                                    ---------------
Total                                                                    12,130,732
-----------------------------------------------------------------------------------

MEDIA (0.7%)
Comcast Cl A                                        270,647(b)            5,697,119
-----------------------------------------------------------------------------------

METALS & MINING (1.7%)
Alcoa                                                98,000               3,879,820
Freeport-McMoRan Copper & Gold                       58,920               6,933,707
Newmont Mining                                       78,548               3,994,951
                                                                    ---------------
Total                                                                    14,808,478
-----------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                   VALUE(A)
UNITED STATES (CONT.)

OIL, GAS & CONSUMABLE FUELS (2.4%)
Devon Energy                                        108,181             $10,104,105
Marathon Oil                                        175,530              10,379,088
                                                                    ---------------
Total                                                                    20,483,193
-----------------------------------------------------------------------------------

PHARMACEUTICALS (0.8%)
Johnson & Johnson                                   101,270               6,599,766
-----------------------------------------------------------------------------------

REAL ESTATE INVESTMENT TRUSTS (REITS) (1.4%)
Plum Creek Timber                                   276,843              12,366,577
-----------------------------------------------------------------------------------

ROAD & RAIL (0.9%)
Norfolk Southern                                    144,625               7,469,881
-----------------------------------------------------------------------------------

SOFTWARE (2.8%)
Microsoft                                           661,123              24,335,937
-----------------------------------------------------------------------------------

SPECIALTY RETAIL (0.6%)
Abercrombie & Fitch Cl A                             61,960               4,907,232
-----------------------------------------------------------------------------------

TOBACCO (0.5%)
Altria Group                                         53,630               3,911,236
-----------------------------------------------------------------------------------

TOTAL COMMON STOCKS
(Cost: $664,403,845)                                                   $824,494,934
-----------------------------------------------------------------------------------

PREFERRED STOCKS & OTHER (2.2%)(c)
ISSUER                                            SHARES                   VALUE(A)
BRAZIL (1.5%)
Braskem Series A                                  1,400,000             $13,267,842
-----------------------------------------------------------------------------------

GERMANY (0.7%)
Porsche                                               2,162               5,768,418
-----------------------------------------------------------------------------------

HONG KONG (--%)
China Overseas Land & Investment
 Warrants                                           244,833(b,e)            203,759
-----------------------------------------------------------------------------------

TOTAL PREFERRED STOCKS & OTHER
(Cost: $15,520,876)                                                     $19,240,019
-----------------------------------------------------------------------------------

                            See accompanying notes to investments in securities.
--------------------------------------------------------------------------------

                        RIVERSOURCE GLOBAL EQUITY FUND -- 2007 ANNUAL REPORT  19

MONEY MARKET FUND (1.5%)
                                                  SHARES                   VALUE(A)
RiverSource Short-Term Cash Fund                 12,652,602(f)          $12,652,602
-----------------------------------------------------------------------------------

TOTAL MONEY MARKET FUND
(Cost: $12,652,602)                                                     $12,652,602
-----------------------------------------------------------------------------------

TOTAL INVESTMENTS IN SECURITIES
(Cost: $692,577,323)(g)                                                $856,387,555
===================================================================================

NOTES TO INVESTMENTS IN SECURITIES
(a) Securities are valued by using procedures described in Note 1 to the financial statements.
(b)  Non-income producing.
(c)  Foreign security values are stated in U.S. dollars.
(d) Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the Fund's Board of Directors. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At Oct. 31, 2007, the value of these securities amounted to $469,797 or 0.1% of net assets.

(e)  Identifies issues considered to be illiquid as to their marketability (see
     Note 1 to the financial statements). These securities may be valued at fair value according to procedures approved, in good faith, by the Fund's Board of Directors. Information concerning such security holdings at Oct. 31, 2007, is as follows:

                                                     ACQUISITION
SECURITY                                                DATES              COST
---------------------------------------------------------------------------------
Uralkali GDR*                                         10-15-07           $327,548
China Overseas Land & Investment
   Warrants                                           08-14-07                 --

     * Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended.
(f)  Affiliated Money Market Fund -- See Note 5 to the financial statements.
(g) At Oct. 31, 2007, the cost of securities for federal income tax purposes was $693,254,865 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation                                           $171,108,252
Unrealized depreciation                                             (7,975,562)
------------------------------------------------------------------------------
Net unrealized appreciation                                       $163,132,690
------------------------------------------------------------------------------

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.

HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;
(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;
(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and
(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com/funds.

--------------------------------------------------------------------------------

 20 RIVERSOURCE GLOBAL EQUITY FUND -- 2007 ANNUAL REPORT

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
OCT. 31, 2007

ASSETS
Investments in securities, at value (Note 1)
   Unaffiliated issuers (identified cost $679,924,721)          $  843,734,953
   Affiliated money market fund (identified cost
   $12,652,602) (Note 5)                                            12,652,602
------------------------------------------------------------------------------
Total investments in securities (identified cost
   $692,577,323)                                                   856,387,555
Foreign currency holdings (identified cost $542,999) (Note
   1)                                                                  549,211
Capital shares receivable                                              430,246
Dividends receivable                                                 1,291,335
Receivable for investment securities sold                            1,368,801
------------------------------------------------------------------------------
Total assets                                                       860,027,148
------------------------------------------------------------------------------
LIABILITIES
Disbursements in excess of cash                                        205,830
Capital shares payable                                                 670,974
Payable for investment securities purchased                            142,781
Accrued investment management services fee                              17,823
Accrued distribution fee                                                 7,993
Accrued transfer agency fee                                              1,077
Accrued administrative services fee                                      1,806
Accrued plan administration services fee                                    66
Other accrued expenses                                                 173,140
------------------------------------------------------------------------------
Total liabilities                                                    1,221,490
------------------------------------------------------------------------------
Net assets applicable to outstanding capital stock              $  858,805,658
==============================================================================

--------------------------------------------------------------------------------

                        RIVERSOURCE GLOBAL EQUITY FUND -- 2007 ANNUAL REPORT  21

OCT. 31, 2007

REPRESENTED BY
Capital stock -- $.01 par value (Note 1)                        $      900,997
Additional paid-in capital                                       1,036,399,541
Excess of distributions over net investment income                   2,648,118
Accumulated net realized gain (loss) (Note 7)                     (345,022,269)
Unrealized appreciation (depreciation) on investments
   and on translation of assets and liabilities in foreign
   currencies                                                      163,879,271
------------------------------------------------------------------------------
Total -- representing net assets applicable to outstanding
   capital stock                                                $  858,805,658
==============================================================================

Net assets applicable to outstanding
   shares:                                   Class A                           $736,862,352
                                             Class B                           $103,845,698
                                             Class C                           $  8,245,080
                                             Class R2                          $      6,099
                                             Class R3                          $      6,115
                                             Class R4                          $  9,828,003
                                             Class R5                          $      6,141
                                             Class W                           $      6,170
Net asset value per share of outstanding     Class A
   capital stock:                            shares(1)           76,651,956    $       9.61
                                             Class B shares      11,509,285    $       9.02
                                             Class C shares         922,827    $       8.93
                                             Class R2 shares            634    $       9.62
                                             Class R3 shares            634    $       9.65
                                             Class R4 shares      1,013,137    $       9.70
                                             Class R5 shares            634    $       9.69
                                             Class W shares             639    $       9.66
-------------------------------------------------------------------------------------------

(1) The maximum offering price per share for Class A is $10.20. The offering price is calculated by dividing the net asset value by 1.0 minus the maximum sales charge of 5.75%.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------

 22 RIVERSOURCE GLOBAL EQUITY FUND -- 2007 ANNUAL REPORT

STATEMENT OF OPERATIONS
YEAR ENDED OCT. 31, 2007

INVESTMENT INCOME
Income:
Dividends                                                       $ 13,582,601
Interest                                                              30,081
Income distributions from affiliated money market fund (Note
   5)                                                                443,195
Fee income from securities lending (Note 3)                          116,235
   Less foreign taxes withheld                                    (1,104,148)
----------------------------------------------------------------------------
Total income                                                      13,067,964
----------------------------------------------------------------------------
Expenses (Note 2):
Investment management services fee                                 6,075,014
Distribution fee
   Class A                                                         1,638,700
   Class B                                                         1,107,840
   Class C                                                            68,437
   Class R2                                                               24
   Class R3                                                               12
   Class W                                                                12
Transfer agency fee
   Class A                                                         1,331,589
   Class B                                                           240,803
   Class C                                                            14,294
   Class R2                                                                3
   Class R3                                                                3
   Class R4                                                            5,799
   Class R5                                                                3
   Class W                                                                10
Service fee -- Class R4                                                  931
Administrative services fee                                          611,621
Plan administration services fee
   Class R2                                                               12
   Class R3                                                               12
   Class R4                                                           20,261
Compensation of board members                                         13,808
Custodian fees                                                       262,921
Printing and postage                                                 181,440
Registration fees                                                     91,726
Professional fees                                                     46,902
Other                                                                 29,790
----------------------------------------------------------------------------
Total expenses                                                    11,741,967
   Earnings and bank fee credits on cash balances (Note 2)           (49,124)
----------------------------------------------------------------------------
Total net expenses                                                11,692,843
----------------------------------------------------------------------------
Investment income (loss) -- net                                    1,375,121
----------------------------------------------------------------------------

--------------------------------------------------------------------------------

                        RIVERSOURCE GLOBAL EQUITY FUND -- 2007 ANNUAL REPORT  23

YEAR ENDED OCT. 31, 2007

5x

REALIZED AND UNREALIZED GAIN (LOSS) -- NET
Net realized gain (loss) on:
   Security transactions (Note 3)                                      $130,461,314
   Foreign currency transactions                                            (13,569)
-----------------------------------------------------------------------------------
Net realized gain (loss) on investments                                 130,447,745
Net change in unrealized appreciation (depreciation) on investments
   and on translation of assets and liabilities in foreign currencies    67,887,744
-----------------------------------------------------------------------------------
Net gain (loss) on investments and foreign currencies                   198,335,489
-----------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations        $199,710,610
===================================================================================

See accompanying notes to financial statements.

--------------------------------------------------------------------------------

 24 RIVERSOURCE GLOBAL EQUITY FUND -- 2007 ANNUAL REPORT

STATEMENTS OF CHANGES IN NET ASSETS

YEAR ENDED OCT. 31,                                          2007             2006
OPERATIONS AND DISTRIBUTIONS
Investment income (loss) -- net                          $   1,375,121    $     636,865
Net realized gain (loss) on investments                    130,447,745       98,555,283
Net change in unrealized appreciation (depreciation) on
   investments and on translation of assets and
   liabilities in foreign currencies                        67,887,744       22,761,204
---------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
   operations                                              199,710,610      121,953,352
---------------------------------------------------------------------------------------
Distributions to shareholders from:
   Net investment income
      Class A                                               (5,052,007)      (1,251,232)
      Class B                                                  (46,137)              --
      Class C                                                  (24,579)            (867)
      Class R2                                                     (60)             N/A
      Class R3                                                     (61)             N/A
      Class R4                                                 (77,098)         (25,269)
      Class R5                                                     (61)             N/A
      Class W                                                      (61)             N/A
---------------------------------------------------------------------------------------
Total distributions                                         (5,200,064)      (1,277,368)
---------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                        RIVERSOURCE GLOBAL EQUITY FUND -- 2007 ANNUAL REPORT  25

YEAR ENDED OCT. 31,                                          2007             2006
CAPITAL SHARE TRANSACTIONS (NOTE 4)
Proceeds from sales
   Class A shares (Note 2)                               $ 103,394,162    $ 172,183,612
   Class B shares                                           16,189,120       35,714,119
   Class C shares                                            2,137,681        3,352,708
   Class R2 shares                                               5,000              N/A
   Class R3 shares                                               5,000              N/A
   Class R4 shares                                           2,445,834        3,186,241
   Class R5 shares                                               5,000              N/A
   Class W shares                                                5,000              N/A
Reinvestment of distributions at net asset value
   Class A shares                                            4,972,629        1,230,861
   Class B shares                                               45,360               --
   Class C shares                                               23,936              850
   Class R4 shares                                              77,098           25,268
Payments for redemptions
   Class A shares                                         (141,986,972)    (110,583,690)
   Class B shares (Note 2)                                 (50,692,015)     (46,861,081)
   Class C shares (Note 2)                                  (1,286,730)        (685,303)
   Class R4 shares                                          (4,449,426)      (1,565,797)
---------------------------------------------------------------------------------------
Increase (decrease) in net assets from capital share
   transactions                                            (69,109,323)      55,997,788
---------------------------------------------------------------------------------------
Total increase (decrease) in net assets                    125,401,223      176,673,772
Net assets at beginning of year                            733,404,435      556,730,663
---------------------------------------------------------------------------------------
Net assets at end of year                                $ 858,805,658    $ 733,404,435
=======================================================================================
Undistributed net investment income                      $   2,648,118    $     158,923
---------------------------------------------------------------------------------------

See accompanying notes to financial statements.

--------------------------------------------------------------------------------

 26 RIVERSOURCE GLOBAL EQUITY FUND -- 2007 ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

RiverSource Global Equity Fund (the Fund) is a series of RiverSource Global Series, Inc. and is registered under the Investment Company Act of 1940 (as amended) as a diversified, open-end management investment company. RiverSource Global Series, Inc. has 10 billion authorized shares of capital stock that can be allocated among the separate series as designated by the Board. Under normal market conditions, at least 80% of the Fund's net assets will be invested in equity securities, including companies located in developed and emerging countries.

The Fund offers Class A, Class B, Class C and Class R4 shares.

-  Class A shares are sold with a front-end sales charge.

- Class B shares may be subject to a contingent deferred sales charge (CDSC) and automatically convert to Class A shares during the ninth year of ownership.

-  Class C shares may be subject to a CDSC.

- Class R4 shares have no sales charge and are offered only to qualifying institutional investors.

Effective Dec. 11, 2006, the Board approved renaming Class Y as Class R4, terminating the shareholder servicing agreement, revising the fee structure under the transfer agent agreement from account-based to asset-based, and adopting a plan administration services agreement.

Effective Dec. 11, 2006, the Fund offers additional classes of shares, Class R2, Class R3 and Class R5, to certain institutional investors. These shares are sold without a front-end sales charge or CDSC. At Oct. 31, 2007, RiverSource Investments, LLC (the Investment Manager) owned 100% of Class R2, Class R3 and Class R5 shares.

Effective Dec. 1, 2006, the Fund offers an additional class of shares, Class W, through qualifying discretionary accounts. Class W shares are sold without a front-end sales charge or CDSC. At Oct. 31, 2007, the Investment Manager owned 100% of Class W shares.

All classes of shares have identical voting, dividend and liquidation rights. Class specific expenses (e.g., distribution and service fees, transfer agency fees, plan administration fees) differ among classes. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets.

--------------------------------------------------------------------------------

                        RIVERSOURCE GLOBAL EQUITY FUND -- 2007 ANNUAL REPORT  27

The Fund's significant accounting policies are summarized below:

USE OF ESTIMATES

Preparing financial statements that conform to U.S. generally accepted accounting principles requires management to make estimates (e.g., on assets, liabilities and contingent assets and liabilities) that could differ from actual results.

VALUATION OF SECURITIES

All securities are valued at the close of each business day. Securities traded on national securities exchanges or included in national market systems are valued at the last quoted sales price. Debt securities are generally traded in the over-the-counter market and are valued at a price that reflects fair value as quoted by dealers in these securities or by an independent pricing service. Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. The procedures adopted by the Board of Directors of the funds generally contemplate the use of fair valuation in the event that price quotations or valuations are not readily available, price quotations or valuations from other sources are not reflective of market value and thus deemed unreliable, or a significant event has occurred in relation to a security or class of securities (such as foreign equities) that is not reflected in price quotations or valuations from other sources. A fair value price is a good faith estimate of the value of a security at a given point in time. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange, including significant movements in the U.S. market after foreign exchanges have closed. Accordingly, in those situations, Ameriprise Financial Inc. (Ameriprise Financial), as administrator to the Fund and the parent company of the Investment Manager, will fair value foreign equity securities pursuant to procedures adopted by the Board of Directors of the funds, including utilizing a third party pricing service to determine these fair values. These procedures take into account multiple factors, including movements in the U.S. securities markets, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the New York Stock Exchange. Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates; those maturing in 60 days or less are valued at amortized cost.

ILLIQUID SECURITIES

At Oct. 31, 2007, investments in securities included issues that are illiquid which the Fund currently limits to 15% of net assets, at market value, at the time of purchase. Prior to July 12, 2007, the Fund limited the percent held in securities and other instruments that were illiquid to 10% of the Fund's net assets. The aggregate value of such securities at Oct. 31, 2007 was $673,556 representing 0.08% of net assets. These securities may be valued at fair value according to

--------------------------------------------------------------------------------

 28 RIVERSOURCE GLOBAL EQUITY FUND -- 2007 ANNUAL REPORT procedures approved, in good faith, by the Board. According to Board guidelines, certain unregistered securities are determined to be liquid and are not included within the 15% limitation specified above. Assets are liquid if they can be sold or disposed of in the ordinary course of business within seven days at approximately the value at which the asset is valued by the Fund.

OPTION TRANSACTIONS

To produce incremental earnings, protect gains and facilitate buying and selling of securities for investments, the Fund may buy and write options traded on any U.S. or foreign exchange or in the over-the-counter market where completing the obligation depends upon the credit standing of the other party. Cash collateral may be collected by the Fund to secure certain over-the-counter options trades. Cash collateral held by the Fund for such option trades must be returned to the counterparty upon closure, exercise or expiration of the contract. The Fund also may buy and sell put and call options and write covered call options on portfolio securities as well as write cash-secured put options. The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk of being unable to enter into a closing transaction if a liquid secondary market does not exist.

Option contracts are valued daily at the closing prices on their primary exchanges and unrealized appreciation or depreciation is recorded. The Fund will realize a gain or loss when the option transaction expires or closes. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option or the cost of a security for a purchased put or call option is adjusted by the amount of premium received or paid. During the year ended Oct. 31, 2007, the Fund had no outstanding option contracts.

FUTURES TRANSACTIONS

To gain exposure to or protect itself from market changes, the Fund may buy and sell financial futures contracts traded on any U.S. or foreign exchange. The Fund also may buy and write put and call options on these future contracts. Risks of entering into futures contracts and related options include the possibility of an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

Futures are valued daily based upon the last sale price at the close of market on the principal exchange on which they are traded. Upon entering into a futures contract, the Fund is required to deposit either cash or securities in an amount (initial margin) equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are

--------------------------------------------------------------------------------

                        RIVERSOURCE GLOBAL EQUITY FUND -- 2007 ANNUAL REPORT 29 recorded as unrealized gains and losses. The Fund recognizes a realized gain or loss when the contract is closed or expires. At Oct. 31, 2007, the Fund had no outstanding futures contracts.

FOREIGN CURRENCY TRANSLATIONS AND FORWARD FOREIGN CURRENCY CONTRACTS

Securities and other assets and liabilities denominated in foreign currencies are translated daily into U.S. dollars. Foreign currency amounts related to the purchase or sale of securities and income and expenses are translated at the exchange rate on the transaction date. The effect of changes in foreign exchange rates on realized and unrealized security gains or losses is reflected as a component of such gains or losses. In the Statement of operations, net realized gains or losses from foreign currency transactions, if any, may arise from sales of foreign currency, closed forward contracts, exchange gains or losses realized between the trade date and settlement date on securities transactions, and other translation gains or losses on dividends, interest income and foreign withholding taxes. At Oct. 31, 2007, foreign currency holdings consisted of multiple denominations.

The Fund may enter into forward foreign currency exchange contracts for operational purposes and to protect against adverse exchange rate fluctuation. The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund and the resulting unrealized appreciation or depreciation are determined using foreign currency exchange rates from an independent pricing service. The Fund is subject to the credit risk that the other party will not complete its contract obligations. At Oct. 31, 2007, the Fund had no outstanding forward foreign currency contracts.

GUARANTEES AND INDEMNIFICATIONS

Under the Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, certain of the Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined and the Fund has no historical basis for predicting the likelihood of any such claims.

FEDERAL TAXES

The Fund's policy is to comply with Subchapter M of the Internal Revenue Code that applies to regulated investment companies and to distribute substantially all of its taxable income to the shareholders. No provision for income or excise taxes is thus required.

Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes primarily because of deferred losses on certain futures contracts, the recognition of certain foreign currency gains (losses) as ordinary income (loss) for tax purposes and losses deferred due to "wash sale" transactions. The character of distributions made during the year from net

--------------------------------------------------------------------------------

 30 RIVERSOURCE GLOBAL EQUITY FUND -- 2007 ANNUAL REPORT investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Fund.

On the Statement of assets and liabilities, as a result of permanent book-to-tax differences, undistributed net investment income has been increased by $6,314,138 and accumulated net realized loss has been increased by $6,314,138.

The tax character of distributions paid for the years indicated is as follows:

YEAR ENDED OCT. 31,                                    2007          2006
----------------------------------------------------------------------------
CLASS A
Distributions paid from:
      Ordinary income...........................    $5,052,007    $1,251,232
      Long-term capital gain....................            --            --
CLASS B
Distributions paid from:
      Ordinary income...........................        46,137            --
      Long-term capital gain....................            --            --
CLASS C
Distributions paid from:
      Ordinary income...........................        24,579           867
      Long-term capital gain....................            --            --
CLASS R2(A)
Distributions paid from:
      Ordinary income...........................            60           N/A
      Long-term capital gain....................            --           N/A
CLASS R3(A)
Distributions paid from:
      Ordinary income...........................            61           N/A
      Long-term capital gain....................            --           N/A
CLASS R4(B)
Distributions paid from:
      Ordinary income...........................        77,098        25,269
      Long-term capital gain....................            --            --
CLASS R5(A)
Distributions paid from:
      Ordinary income...........................            61           N/A
      Long-term capital gain....................            --           N/A

--------------------------------------------------------------------------------

                        RIVERSOURCE GLOBAL EQUITY FUND -- 2007 ANNUAL REPORT  31

YEAR ENDED OCT. 31,                                    2007          2006
----------------------------------------------------------------------------
CLASS W(C)
Distributions paid from:
      Ordinary income...........................    $       61           N/A
      Long-term capital gain....................            --           N/A

(a)  For the period from Dec. 11, 2006 (inception date) to Oct. 31, 2007.
(b)  Effective Dec. 11, 2006, Class Y was renamed Class R4.
(c)  For the period from Dec. 1, 2006 (inception date) to Oct. 31, 2007.

At Oct. 31, 2007, the components of distributable earnings on a tax basis are as follows:

Undistributed ordinary income............................    $   2,946,914
Undistributed accumulated long-term gain.................    $          --
Accumulated realized loss................................    $(344,634,903)
Unrealized appreciation (depreciation)...................    $ 163,193,109

RECENT ACCOUNTING PRONOUNCEMENTS

On Sept. 20, 2006, the Financial Accounting Standards Board (FASB) released Statement of Financial Accounting Standards No. 157 "Fair Value Measurements" (SFAS 157). SFAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair-value measurements. The application of SFAS 157 is required for fiscal years beginning after Nov. 15, 2007 and interim periods within those fiscal years. The impact of SFAS 157 on the Fund's financial statements is being evaluated.

In June 2006, the (FASB) issued FASB Interpretation 48 (FIN 48), "Accounting for Uncertainty in Income Taxes." FIN 48 clarifies the accounting for uncertainty in income taxes recognized in accordance with FASB Statement 109, "Accounting for Income Taxes." FIN 48 prescribes a two-step process to recognize and measure a tax position taken or expected to be taken in a tax return. The first step is to determine whether a tax position has met the more-likely-than-not recognition threshold and the second step is to measure a tax position that meets the threshold to determine the amount of benefit to recognize. FIN 48 also provides guidance on derecognition, classification, interest and penalties, accounting in interim periods, disclosure, and transition. FIN 48 is effective for fiscal years beginning after Dec. 15, 2006. Recent SEC guidance allows implementing FIN 48 in fund NAV calculations as late as the fund's last NAV calculation in the first required financial statement reporting period. As a result, the Fund will adopt FIN 48 in its semiannual report for the period ending April 30, 2008. Tax positions of the Fund are being evaluated to determine the impact, if any, to the Fund. The adoption of FIN 48 is not anticipated to have a material impact on the Fund.

DIVIDENDS TO SHAREHOLDERS

An annual dividend from net investment income, declared and paid at the end of the calendar year, when available, is reinvested in additional shares of the Fund at

--------------------------------------------------------------------------------

 32 RIVERSOURCE GLOBAL EQUITY FUND -- 2007 ANNUAL REPORT net asset value or payable in cash. Capital gains, when available, are distributed along with the income dividend.

OTHER

Security transactions are accounted for on the date securities are purchased or sold. Dividend income is recognized on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities. Interest income, including amortization of premium, market discount and original issue discount using the effective interest method, is accrued daily.

2. EXPENSES AND SALES CHARGES

Under an Investment Management Services Agreement, the Investment Manager determines which securities will be purchased, held or sold. The management fee is a percentage of the Fund's average daily net assets that declines from 0.80% to 0.57% annually as the Fund's assets increase. The fee may be adjusted upward or downward by a performance incentive adjustment based on a comparison of the performance of Class A shares of the Fund to the Lipper Global Funds Index. In certain circumstances, the Board may approve a change in the index. The maximum adjustment is 0.12% per year. If the performance difference is less than 0.50%, the adjustment will be zero. The adjustment increased the fee by $29,844 for the year ended Oct. 31, 2007. The management fee for the year ended Oct. 31, 2007, was 0.78% of the Fund's average daily net assets, including an adjustment under the terms of the performance incentive arrangement.

The Investment Manager has a Subadvisory Agreement with Threadneedle International Limited (Threadneedle), an affiliate of the Investment Manager and an indirect wholly-owned subsidiary of Ameriprise Financial, to subadvise the assets of the Fund. The Investment Manager contracts with and compensates Threadneedle to manage the investment of the Fund's assets.

Under an Administrative Services Agreement, the Fund pays Ameriprise Financial a fee for administration and accounting services at a percentage of the Fund's average daily net assets that declines from 0.08% to 0.05% annually as the Fund's assets increase. The fee for the year ended Oct. 31, 2007, was 0.08% of the Fund's average daily net assets.

Other expenses in the amount of $4,580 are for, among other things, certain expenses of the Fund or the Board including: Fund boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses. Payment of these Fund and Board expenses is facilitated by a company providing limited administrative services to the Fund and the Board.

Compensation of Board members includes, for a former Board Chair, compensation as well as retirement benefits. Certain other aspects of a former Board Chair's compensation, including health benefits and payment of certain other expenses, are included under other expenses.

--------------------------------------------------------------------------------

                        RIVERSOURCE GLOBAL EQUITY FUND -- 2007 ANNUAL REPORT  33

Under a Deferred Compensation Plan (the Plan), non-interested board members may defer receipt of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the Fund or other RiverSource funds. The Fund's liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan.

Under a Transfer Agency Agreement, RiverSource Service Corporation (the Transfer Agent) maintains shareholder accounts and records. The Fund pays the Transfer Agent an annual fee per shareholder account for this service as follows:

-  Class A $19.50

-  Class B $20.50

-  Class C $20.00

Effective Dec. 11, 2006, as part of the Board's approval to rename Class Y as Class R4, the fee structure under the Transfer Agency Agreement was revised from an account-based fee for Class Y to an asset-based fee for Class R4. The Fund pays the Transfer Agent an annual asset-based fee at a rate of 0.05% of the Fund's average daily net assets attributable to Class R4 shares. Prior to Dec. 11, 2006, the Fund paid the Transfer Agent an annual account-based fee of $17.50 per shareholder account.

In addition, the Fund pays the Transfer Agent an annual asset-based fee at a rate of 0.05% of the Fund's average daily net assets attributable to Class R2, Class R3 and Class R5 shares and an annual asset-based fee at a rate of 0.20% of the Fund's average daily net assets attributable to Class W shares.

The Transfer Agent charges an annual fee of $5 per inactive account, charged on a pro rata basis for 12 months from the date the account becomes inactive. These fees are included in the transfer agency fees on the Statement of operations.

The Fund has an agreement with RiverSource Distributors, Inc. (the Distributor) for distribution and shareholder services. Prior to Oct. 1, 2007, Ameriprise Financial Services, Inc. also served as a principal underwriter and distributor to the Fund. Under a Plan and Agreement of Distribution pursuant to Rule 12b-1, the Fund pays a fee at an annual rate of up to 0.25% of the Fund's average daily net assets attributable to Class A, Class R3 and Class W shares, a fee at an annual rate of up to 0.50% of the Fund's average daily net assets attributable to Class R2 shares and a fee at an annual rate of up to 1.00% of the Fund's average daily net assets attributable to Class B and Class C shares.

Effective Dec. 11, 2006, under a Plan Administration Services Agreement, a fee for the provision of various administrative, recordkeeping, communication and educational services was adopted for the restructured Class R4 and the introduction of Class R2 and Class R3. The fee is calculated at a rate of 0.25% of

--------------------------------------------------------------------------------

 34 RIVERSOURCE GLOBAL EQUITY FUND -- 2007 ANNUAL REPORT the Fund's average daily net assets attributable to Class R2, Class R3 and Class R4 shares.

Prior to Dec. 11, 2006, under a Shareholder Service Agreement, the Fund paid the Distributor a fee for service provided to shareholders by the Distributor and other servicing agents with respect to Class Y shares. The fee was calculated at a rate of 0.10% of the Fund's average daily net assets attributable to Class Y shares. Effective Dec. 11, 2006, this agreement was terminated.

Sales charges received by the Distributor for distributing Fund shares were $841,596 for Class A, $53,834 for Class B and $1,148 for Class C for the year ended Oct. 31, 2007.

In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the funds in which it invests (also referred to as "acquired funds"), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds). Because the acquired funds have varied expense and fee levels and the Fund may own different proportions of acquired funds at different times, the amount of fees and expenses incurred indirectly by the Fund will vary.

The Investment Manager and its affiliates have contractually agreed to waive certain fees and expenses such that net expenses (excluding fees and expenses of acquired funds), before giving effect to any performance incentive adjustment, will not exceed 1.27% for Class R4 of the Fund's average daily net assets until Oct. 31, 2008, unless sooner terminated at the discretion of the Board. For the year ended Oct. 31, 2007, the waiver was not invoked since the Fund's expenses were below the cap amount.

During the year ended Oct. 31, 2007, the Fund's custodian and transfer agency fees were reduced by $49,124 as a result of earnings and bank fee credits from overnight cash balances. The Fund pays custodian fees to Ameriprise Trust Company, a subsidiary of Ameriprise Financial.

3. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of securities (other than short-term obligations) aggregated $774,144,689 and $857,517,015, respectively, for the year ended Oct. 31, 2007. Realized gains and losses are determined on an identified cost basis.

Income from securities lending amounted to $116,235 for the year ended Oct. 31, 2007. Expenses paid to the Investment Manager were $1,762 for the year ended Oct. 31, 2007, which are included in other expenses on the Statement of operations. The risks to the Fund of securities lending are that the borrower may not provide additional collateral when required or return the securities when due. At Oct. 31, 2007, the Fund had no outstanding securities lending.

--------------------------------------------------------------------------------

                        RIVERSOURCE GLOBAL EQUITY FUND -- 2007 ANNUAL REPORT  35

4. CAPITAL SHARE TRANSACTIONS

Transactions in shares of capital stock for the years indicated are as follows:

                                             YEAR ENDED OCT. 31, 2007
                                        ISSUED FOR
                                        REINVESTED                             NET
                            SOLD       DISTRIBUTIONS     REDEEMED      INCREASE (DECREASE)
------------------------------------------------------------------------------------------
Class A                  12,264,903       636,700       (17,108,766)       (4,207,163)
Class B                   2,095,921         6,146        (6,192,934)       (4,090,867)
Class C                     276,396         3,279          (164,135)          115,540
Class R2(a)                     634            --                --               634
Class R3(a)                     634            --                --               634
Class R4(b)                 288,576         9,796          (531,402)         (233,030)
Class R5(a)                     634            --                --               634
Class W(c)                      639            --                --               639
------------------------------------------------------------------------------------------

                                             YEAR ENDED OCT. 31, 2006
                                        ISSUED FOR
                                        REINVESTED                             NET
                            SOLD       DISTRIBUTIONS     REDEEMED      INCREASE (DECREASE)
------------------------------------------------------------------------------------------
Class A                  24,909,235       183,985       (15,810,293)        9,282,927
Class B                   5,476,744            --        (7,193,343)       (1,716,599)
Class C                     511,941           135          (104,104)          407,972
Class R4(b)                 450,583         3,744          (221,723)          232,604
------------------------------------------------------------------------------------------

(a)  For the period from Dec. 11, 2006 (inception date) to Oct. 31, 2007.
(b)  Effective Dec. 11, 2006, Class Y was renamed Class R4.
(c)  For the period from Dec. 1, 2006 (inception date) to Oct. 31, 2007.

5. AFFILIATED MONEY MARKET FUND

The Fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of the RiverSource funds and other institutional clients of RiverSource Investments. The cost of the Fund's purchases and proceeds from sales of shares of the RiverSource Short-Term Cash Fund aggregated $402,363,676 and $394,130,571, respectively, for the year ended Oct. 31, 2007.

6. BANK BORROWINGS

The Fund has entered into a revolving credit facility with a syndicate of banks headed by JPMorgan Chase Bank, N.A. (JPMCB), whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility became effective on Oct. 18, 2007, replacing a prior credit facility. The credit facility agreement, which is a collective agreement between the Fund and certain other RiverSource funds, severally and not jointly, permits collective borrowings up to $500 million. Interest is charged to

--------------------------------------------------------------------------------

 36 RIVERSOURCE GLOBAL EQUITY FUND -- 2007 ANNUAL REPORT each Fund based on its borrowings at a rate equal to the federal funds rate plus 0.30%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.06% per annum. Under the prior credit facility, a Fund paid interest on its outstanding borrowings at a rate equal to either the higher of the federal funds effective rate plus 0.40% or the JPMCB Prime Commercial Lending Rate. The Fund had no borrowings during the year ended Oct. 31, 2007.

7. CAPITAL LOSS CARRY-OVER

For federal income tax purposes, the Fund had a capital loss carry-over of $344,634,903 at Oct. 31, 2007, that if not offset by capital gains will expire as follows:

    2009           2010          2011
$170,490,067   $143,634,885   $30,509,951

It is unlikely the Board will authorize a distribution of any net realized capital gains until the available capital loss carry-over has been offset or expires.

8. CONCENTRATION OF RISK

FOREIGN/EMERGING MARKETS RISK

Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values and changing local and regional economic, political and social conditions, which may result in greater market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities. Investing in emerging markets may accentuate these risks.

GEOGRAPHIC CONCENTRATION/SECTOR RISK

Investments that are concentrated in a particular issuer, geographic region, or sector will be more susceptible to changes in price.

9. INFORMATION REGARDING PENDING AND SETTLED LEGAL PROCEEDINGS

In June 2004, an action captioned John E. Gallus et al. v. American Express Financial Corp. and American Express Financial Advisors Inc., was filed in the United States District Court for the District of Arizona. The plaintiffs allege that they are investors in several American Express Company mutual funds and they purport to bring the action derivatively on behalf of those funds under the Investment Company Act of 1940. The plaintiffs allege that fees allegedly paid to the defendants by the funds for investment advisory and administrative services are excessive. The plaintiffs seek remedies including restitution and rescission of

--------------------------------------------------------------------------------

                        RIVERSOURCE GLOBAL EQUITY FUND -- 2007 ANNUAL REPORT 37 investment advisory and distribution agreements. The plaintiffs voluntarily agreed to transfer this case to the United States District Court for the District of Minnesota. In response to defendants' motion to dismiss the complaint, the Court dismissed one of plaintiffs' four claims and granted plaintiffs limited discovery. Defendants moved for summary judgment in April 2007. Summary judgment was granted in the defendants' favor on July 9, 2007. The plaintiffs filed a notice of appeal with the Eighth Circuit Court of Appeals on August 8, 2007.

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)), the parent company of RiverSource Investments, LLC (RiverSource Investments), entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce
(MDOC) related to market timing activities. In connection with these matters, the SEC and MDOC issued orders (the Orders) alleging that AEFC violated certain provisions of the federal and Minnesota securities laws by failing to adequately disclose market timing activities by allowing certain identified market timers to continue to market time contrary to disclosures in mutual fund and variable annuity product prospectuses. The Orders also alleged that AEFC failed to implement procedures to detect and prevent market timing in 401(k) plans for employees of AEFC and related companies and failed to adequately disclose that there were no such procedures. Pursuant to the MDOC Order, the MDOC also alleged that AEFC allowed inappropriate market timing to occur by failing to have written policies and procedures and failing to properly supervise its employees.

As a result of the Orders, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. Pursuant to the terms of the Orders, AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to make presentations at least annually to its board of directors and the relevant mutual funds' board that include an overview of policies and procedures to prevent market timing, material changes to these policies and procedures and whether disclosures related to market timing are consistent with the SEC order and federal securities laws. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at http://www.sec.gov/litigation/admin/ia-2451.pdf. In addition, AEFC agreed to complete and submit to the MDOC a compliance review of its procedures regarding market timing within one year of the MDOC Order, including a summary of actions taken to ensure compliance with applicable laws and regulations and certification by a senior officer regarding compliance and supervisory procedures.

--------------------------------------------------------------------------------

 38 RIVERSOURCE GLOBAL EQUITY FUND -- 2007 ANNUAL REPORT

Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the RiverSource Funds' Boards of Directors/Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

--------------------------------------------------------------------------------

                        RIVERSOURCE GLOBAL EQUITY FUND -- 2007 ANNUAL REPORT  39

10. FINANCIAL HIGHLIGHTS

The tables below show certain important financial information for evaluating the Fund's results.

CLASS A

PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED OCT. 31,            2007              2006           2005           2004           2003
Net asset value, beginning of period      $7.52          $6.23          $5.16          $4.62          $3.92
-----------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                .02(b)         .01            .02             --            .01
Net gains (losses) (both realized and
 unrealized)                               2.13           1.30           1.08            .54            .69
-----------------------------------------------------------------------------------------------------------
Total from investment operations           2.15           1.31           1.10            .54            .70
-----------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income       (.06)          (.02)          (.03)            --             --
-----------------------------------------------------------------------------------------------------------
Net asset value, end of period            $9.61          $7.52          $6.23          $5.16          $4.62
-----------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
Net assets, end of period (in
 millions)                                 $737           $608           $446           $364           $366
-----------------------------------------------------------------------------------------------------------
Total expenses(c),(d)                     1.39%          1.51%          1.57%          1.41%          1.50%
-----------------------------------------------------------------------------------------------------------
Net investment income (loss)               .28%           .23%           .33%           .07%           .26%
-----------------------------------------------------------------------------------------------------------
Portfolio turnover rate                    100%           112%            93%           104%           132%
-----------------------------------------------------------------------------------------------------------
Total return(e)                          28.82%         21.01%         21.48%         11.72%         17.86%
-----------------------------------------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b) Per share amount has been calculated using the average shares outstanding method.
(c) Expense ratio is before reduction of earnings and bank fee credits on cash balances. Includes the impact of a performance incentive adjustment fee, if any.
(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(e)  Total return does not reflect payment of a sales charge.

--------------------------------------------------------------------------------

 40 RIVERSOURCE GLOBAL EQUITY FUND -- 2007 ANNUAL REPORT

CLASS B

PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED OCT. 31,            2007              2006           2005           2004           2003
Net asset value, beginning of period      $7.06          $5.88          $4.87          $4.40          $3.76
-----------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)               (.04)(b)       (.01)          (.02)          (.03)          (.03)
Net gains (losses) (both realized and
 unrealized)                               2.00           1.19           1.03            .50            .67
-----------------------------------------------------------------------------------------------------------
Total from investment operations           1.96           1.18           1.01            .47            .64
-----------------------------------------------------------------------------------------------------------
Less distributions:
Dividends from net investment income        .00             --             --             --             --
-----------------------------------------------------------------------------------------------------------
Net asset value, end of period            $9.02          $7.06          $5.88          $4.87          $4.40
-----------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
Net assets, end of period (in
 millions)                                 $104           $110           $102           $104           $142
-----------------------------------------------------------------------------------------------------------
Total expenses(c),(d)                     2.15%          2.28%          2.34%          2.18%          2.27%
-----------------------------------------------------------------------------------------------------------
Net investment income (loss)              (.45%)         (.54%)         (.41%)         (.66%)         (.52%)
-----------------------------------------------------------------------------------------------------------
Portfolio turnover rate                    100%           112%            93%           104%           132%
-----------------------------------------------------------------------------------------------------------
Total return(e)                          27.81%         20.07%         20.74%         10.68%         17.02%
-----------------------------------------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b) Per share amount has been calculated using the average shares outstanding method.
(c) Expense ratio is before reduction of earnings and bank fee credits on cash balances. Includes the impact of a performance incentive adjustment fee, if any.
(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(e)  Total return does not reflect payment of a sales charge.

--------------------------------------------------------------------------------

                        RIVERSOURCE GLOBAL EQUITY FUND -- 2007 ANNUAL REPORT  41

CLASS C

PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED OCT. 31,            2007              2006           2005           2004           2003
Net asset value, beginning of period      $7.02          $5.85          $4.85          $4.38          $3.75
-----------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)               (.04)(b)       (.01)          (.02)          (.02)          (.03)
Net gains (losses) (both realized and
 unrealized)                               1.98           1.18           1.03            .49            .66
-----------------------------------------------------------------------------------------------------------
Total from investment operations           1.94           1.17           1.01            .47            .63
-----------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income       (.03)            --           (.01)            --             --
-----------------------------------------------------------------------------------------------------------
Net asset value, end of period            $8.93          $7.02          $5.85          $4.85          $4.38
-----------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
Net assets, end of period (in
 millions)                                   $8             $6             $2             $1             $1
-----------------------------------------------------------------------------------------------------------
Total expenses(c),(d)                     2.15%          2.27%          2.33%          2.19%          2.29%
-----------------------------------------------------------------------------------------------------------
Net investment income (loss)              (.48%)         (.50%)         (.53%)         (.69%)         (.52%)
-----------------------------------------------------------------------------------------------------------
Portfolio turnover rate                    100%           112%            93%           104%           132%
-----------------------------------------------------------------------------------------------------------
Total return(e)                          27.76%         20.03%         20.89%         10.73%         16.80%
-----------------------------------------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b) Per share amount has been calculated using the average shares outstanding method.
(c) Expense ratio is before reduction of earnings and bank fee credits on cash balances. Includes the impact of a performance incentive adjustment fee, if any.
(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(e)  Total return does not reflect payment of a sales charge.

--------------------------------------------------------------------------------

 42 RIVERSOURCE GLOBAL EQUITY FUND -- 2007 ANNUAL REPORT

CLASS R2

PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED OCT. 31,           2007(B)
Net asset value, beginning of period      $7.89
-----------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)(c)            (.01)
Net gains (losses) (both realized and
 unrealized)                               1.84
-----------------------------------------------------------------------------------------------------------
Total from investment operations           1.83
-----------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income       (.10)
-----------------------------------------------------------------------------------------------------------
Net asset value, end of period            $9.62
-----------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
Net assets, end of period (in
 millions)                                  $--
-----------------------------------------------------------------------------------------------------------
Total expenses(d),(e)                     1.74%(f)
-----------------------------------------------------------------------------------------------------------
Net investment income (loss)              (.13%)(f)
-----------------------------------------------------------------------------------------------------------
Portfolio turnover rate                    100%
-----------------------------------------------------------------------------------------------------------
Total return(g)                          23.41%(h)
-----------------------------------------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b)  For the period from Dec. 11, 2006 (inception date) to Oct. 31, 2007.
(c) Per share amount has been calculated using the average shares outstanding method.
(d) Expense ratio is before reduction of earnings and bank fee credits on cash balances. Includes the impact of a performance incentive adjustment fee, if any.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratio.
(f)  Adjusted to an annual basis.
(g)  Total return does not reflect payment of a sales charge.
(h)  Not annualized.

--------------------------------------------------------------------------------

                        RIVERSOURCE GLOBAL EQUITY FUND -- 2007 ANNUAL REPORT  43

CLASS R3

PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED OCT. 31,           2007(B)
Net asset value, beginning of period      $7.89
-----------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)(c)             .01
Net gains (losses) (both realized and
 unrealized)                               1.85
-----------------------------------------------------------------------------------------------------------
Total from investment operations           1.86
-----------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income       (.10)
-----------------------------------------------------------------------------------------------------------
Net asset value, end of period            $9.65
-----------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
Net assets, end of period (in
 millions)                                  $--
-----------------------------------------------------------------------------------------------------------
Total expenses(d),(e)                     1.49%(f)
-----------------------------------------------------------------------------------------------------------
Net investment income (loss)               .12%(f)
-----------------------------------------------------------------------------------------------------------
Portfolio turnover rate                    100%
-----------------------------------------------------------------------------------------------------------
Total return(g)                          23.80%(h)
-----------------------------------------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b)  For the period from Dec. 11, 2006 (inception date) to Oct. 31, 2007.
(c) Per share amount has been calculated using the average shares outstanding method.
(d) Expense ratio is before reduction of earnings and bank fee credits on cash balances. Includes the impact of a performance incentive adjustment fee, if any.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratio.
(f)  Adjusted to an annual basis.
(g)  Total return does not reflect payment of a sales charge.
(h)  Not annualized.

--------------------------------------------------------------------------------

 44 RIVERSOURCE GLOBAL EQUITY FUND -- 2007 ANNUAL REPORT

CLASS R4*

PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED OCT. 31,            2007              2006           2005           2004           2003
Net asset value, beginning of period      $7.60          $6.29          $5.20          $4.65          $3.94
-----------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                .04(b)         .02            .04            .01            .02
Net gains (losses) (both realized and
 unrealized)                               2.13           1.31           1.09            .54            .69
-----------------------------------------------------------------------------------------------------------
Total from investment operations           2.17           1.33           1.13            .55            .71
-----------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income       (.07)          (.02)          (.04)            --             --
-----------------------------------------------------------------------------------------------------------
Net asset value, end of period            $9.70          $7.60          $6.29          $5.20          $4.65
-----------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
Net assets, end of period (in
 millions)                                  $10             $9             $6             $4             $5
-----------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(c),(d)              1.23%          1.32%          1.38%          1.23%          1.30%
-----------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(c),(d)              1.23%          1.32%          1.38%          1.23%          1.30%
-----------------------------------------------------------------------------------------------------------
Net investment income (loss)               .45%           .44%           .49%           .25%           .43%
-----------------------------------------------------------------------------------------------------------
Portfolio turnover rate                    100%           112%            93%           104%           132%
-----------------------------------------------------------------------------------------------------------
Total return(e)                          28.85%         21.26%         21.90%         11.88%         18.02%
-----------------------------------------------------------------------------------------------------------

 *   Effective Dec. 11, 2006, Class Y was renamed Class R4.
(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b) Per share amount has been calculated using the average shares outstanding method.
(c) Expense ratio is before reduction of earnings and bank fee credits on cash balances. Includes the impact of a performance incentive adjustment fee, if any.
(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(e)  Total return does not reflect payment of a sales charge.

--------------------------------------------------------------------------------

                        RIVERSOURCE GLOBAL EQUITY FUND -- 2007 ANNUAL REPORT  45

CLASS R5

PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED OCT. 31,           2007(B)
Net asset value, beginning of period      $7.89
-----------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)(c)             .05
Net gains (losses) (both realized and
 unrealized)                               1.85
-----------------------------------------------------------------------------------------------------------
Total from investment operations           1.90
-----------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income       (.10)
-----------------------------------------------------------------------------------------------------------
Net asset value, end of period            $9.69
-----------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
Net assets, end of period (in
 millions)                                  $--
-----------------------------------------------------------------------------------------------------------
Total expenses(d),(e)                      .99%(f)
-----------------------------------------------------------------------------------------------------------
Net investment income (loss)               .62%(f)
-----------------------------------------------------------------------------------------------------------
Portfolio turnover rate                    100%
-----------------------------------------------------------------------------------------------------------
Total return(g)                          24.33%(h)
-----------------------------------------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b)  For the period from Dec. 11, 2006 (inception date) to Oct. 31, 2007.
(c) Per share amount has been calculated using the average shares outstanding method.
(d) Expense ratio is before reduction of earnings and bank fee credits on cash balances. Includes the impact of a performance incentive adjustment fee, if any.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratio.
(f)  Adjusted to an annual basis.
(g)  Total return does not reflect payment of a sales charge.
(h)  Not annualized.

--------------------------------------------------------------------------------

 46 RIVERSOURCE GLOBAL EQUITY FUND -- 2007 ANNUAL REPORT

CLASS W

PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED OCT. 31,           2007(B)
Net asset value, beginning of period      $7.83
-----------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)(c)             .02
Net gains (losses) (both realized and
 unrealized)                               1.91
-----------------------------------------------------------------------------------------------------------
Total from investment operations           1.93
-----------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income       (.10)
-----------------------------------------------------------------------------------------------------------
Net asset value, end of period            $9.66
-----------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
Net assets, end of period (in
 millions)                                  $--
-----------------------------------------------------------------------------------------------------------
Total expenses(d),(e)                     1.39%(f)
-----------------------------------------------------------------------------------------------------------
Net investment income (loss)               .20%(f)
-----------------------------------------------------------------------------------------------------------
Portfolio turnover rate                    100%
-----------------------------------------------------------------------------------------------------------
Total return(g)                          24.87%(h)
-----------------------------------------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b)  For the period from Dec. 1, 2006 (inception date) to Oct. 31, 2007.
(c) Per share amount has been calculated using the average shares outstanding method.
(d) Expense ratio is before reduction of earnings and bank fee credits on cash balances. Includes the impact of a performance incentive adjustment fee, if any.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratio.
(f)  Adjusted to an annual basis.
(g)  Total return does not reflect payment of a sales charge.
(h)  Not annualized.

--------------------------------------------------------------------------------

                        RIVERSOURCE GLOBAL EQUITY FUND -- 2007 ANNUAL REPORT  47

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

TO THE BOARD OF DIRECTORS AND SHAREHOLDERS OF

RIVERSOURCE GLOBAL EQUITY FUND:

We have audited the accompanying statement of assets and liabilities, including the schedule of investments in securities, of RiverSource Global Equity Fund (the Fund) (one of the portfolios constituting the RiverSource Global Series, Inc.) as of October 31, 2007, and the related statements of operations, changes in net assets, and financial highlights for the year then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit. The financial statements and financial highlights of the Fund for the periods presented through October 31, 2006, were audited by other auditors whose report dated December 20, 2006, expressed an unqualified opinion on those financial statements and financial highlights.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of October 31, 2007, by correspondence with the custodian and brokers, or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the 2007 financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of RiverSource Global Equity of the RiverSource Global Series, Inc. at October 31, 2007, the results of its operations, changes in its net assets and the financial highlights for the year then ended, in conformity with U.S. generally accepted accounting principles.

                                                       /s/ Ernst & Young LLP
MINNEAPOLIS, MINNESOTA

DECEMBER 17, 2007

--------------------------------------------------------------------------------

 48 RIVERSOURCE GLOBAL EQUITY FUND -- 2007 ANNUAL REPORT

INVESTMENTS IN SECURITIES

OCT. 31, 2007
(Percentages represent value of investments compared to net assets)

COMMON STOCKS (93.2%)
ISSUER                                            SHARES                    VALUE(A)
CAPITAL MARKETS (--%)
Alibaba.com                                              500(b,c)               $871
------------------------------------------------------------------------------------

COMMUNICATIONS EQUIPMENT (15.0%)
Cisco Systems                                        351,912(b)           11,634,211
JDS Uniphase                                         148,072(b)            2,259,579
Juniper Networks                                      47,032(b)            1,693,152
Motorola                                             137,340               2,580,619
Nokia ADR                                             60,513(c)            2,403,576
Packeteer                                            154,845(b)            1,345,603
QUALCOMM                                              99,751               4,262,360
Telefonaktiebolaget LM Ericsson ADR                   52,539(c)            1,578,797
                                                                     ---------------
Total                                                                     27,757,897
------------------------------------------------------------------------------------

COMPUTERS & PERIPHERALS (18.4%)
Apple                                                 36,539(b)            6,940,583
Brocade Communications Systems                       169,175(b)            1,608,854
Dell                                                 163,453(b)            5,001,662
Hewlett-Packard                                      146,241               7,557,735
IBM                                                   60,951               7,077,630
Network Appliance                                     52,465(b)            1,652,123
SanDisk                                               38,203(b)            1,696,213
Seagate Technology                                    91,678(c)            2,552,316
                                                                     ---------------
Total                                                                     34,087,116
------------------------------------------------------------------------------------

DIVERSIFIED FINANCIAL SERVICES (0.8%)
Compass Diversified Holdings                          90,300               1,454,733
------------------------------------------------------------------------------------

DIVERSIFIED TELECOMMUNICATION SERVICES (5.2%)
Cogent Communications Group                           69,524(b)            1,924,425
France Telecom                                        51,463(c)            1,903,180
Global Crossing                                       59,709(b,c,d)        1,259,263
Qwest Communications Intl                            111,496(b)              800,541
Telefonica                                           114,634(c)            3,795,815
                                                                     ---------------
Total                                                                      9,683,224
------------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                    VALUE(A)

INTERNET SOFTWARE & SERVICES (5.9%)
eBay                                                  64,984(b)           $2,345,922
Google Cl A                                           12,050(b)            8,519,350
                                                                     ---------------
Total                                                                     10,865,272
------------------------------------------------------------------------------------

IT SERVICES (5.3%)
Automatic Data Processing                             54,550               2,703,498
Cognizant Technology Solutions Cl A                   75,356(b)            3,124,260
Fiserv                                                26,276(b)            1,455,690
Ness Technologies                                    221,480(b,c)          2,591,316
                                                                     ---------------
Total                                                                      9,874,764
------------------------------------------------------------------------------------

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (17.8%)
Atmel                                                586,244(b)            2,866,733
Broadcom Cl A                                         53,996(b)            1,757,570
Intel                                                381,047              10,250,164
Marvell Technology Group                             226,001(b,c)          4,074,798
Maxim Integrated Products                             74,185               2,010,414
MEMC Electronic Materials                             24,711(b)            1,809,339
Natl Semiconductor                                    64,509               1,621,756
NVIDIA                                                71,118(b)            2,516,155
Samsung Electronics                                    2,056(c)            1,266,179
Spansion Cl A                                        257,159(b)            1,812,971
Texas Instruments                                     92,983               3,031,246
                                                                     ---------------
Total                                                                     33,017,325
------------------------------------------------------------------------------------

SOFTWARE (23.7%)
Adobe Systems                                         91,390(b)            4,377,581
BEA Systems                                          195,829(b)            3,309,510
Citrix Systems                                        24,872(b)            1,069,247
Electronic Arts                                       31,272(b)            1,911,345
Microsoft                                            414,194              15,246,482
Nintendo                                               4,300(c)            2,731,667
Nuance Communications                                 87,773(b)            1,940,661
OPNET Technologies                                   100,000(b)            1,229,000

See accompanying notes to investments in securities.
--------------------------------------------------------------------------------

 16 RIVERSOURCE GLOBAL TECHNOLOGY FUND -- 2007 ANNUAL REPORT

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                    VALUE(A)
SOFTWARE (CONT.)
Oracle                                               369,044(b)           $8,181,706
Red Hat                                               87,777(b)            1,895,105
Salesforce.com                                        19,030(b)            1,072,721
TIBCO Software                                       115,073(b)            1,056,370
                                                                     ---------------
Total                                                                     44,021,395
------------------------------------------------------------------------------------

WIRELESS TELECOMMUNICATION SERVICES (1.1%)
Vodafone Group                                       535,008(c)            2,108,018
------------------------------------------------------------------------------------

TOTAL COMMON STOCKS
(Cost: $144,954,802)                                                    $172,870,615
------------------------------------------------------------------------------------

MONEY MARKET FUND (6.3%)(e)
ISSUER                                            SHARES                    VALUE(A)
RiverSource Short-Term Cash Fund                  11,594,115(f)          $11,594,115
------------------------------------------------------------------------------------

TOTAL MONEY MARKET FUND
(Cost: $11,594,115)                                                      $11,594,115
------------------------------------------------------------------------------------

TOTAL INVESTMENTS IN SECURITIES
(Cost: $156,548,917)(g)                                                 $184,464,730
====================================================================================

NOTES TO INVESTMENTS IN SECURITIES

(a) Securities are valued by using procedures described in Note 1 to the financial statements.

(b)  Non-income producing.

(c) Foreign security values are stated in U.S. dollars. At Oct. 31, 2007, the value of foreign securities represented 14.2% of net assets.

(d) At Oct. 31, 2007, security was partially or fully on loan. See Note 6 to the financial statements.

(e) Cash collateral received from security lending activity is invested in an affiliated money market fund and represents 0.5% of net assets. See Note 6 to the financial statements. The Fund's cash equivalent position is 5.8% of net assets.

(f)  Affiliated Money Market Fund - See Note 7 to the financial statements.

(g) At Oct. 31, 2007, the cost of securities for federal income tax purposes was $157,130,151 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation                                            $31,598,918
Unrealized depreciation                                             (4,264,339)
------------------------------------------------------------------------------
Net unrealized appreciation                                        $27,334,579
------------------------------------------------------------------------------

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.

HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS
(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com/funds.

--------------------------------------------------------------------------------

                    RIVERSOURCE GLOBAL TECHNOLOGY FUND -- 2007 ANNUAL REPORT  17

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
OCT. 31, 2007

ASSETS
Investments in securities, at value (Note 1)
   Unaffiliated issuers* (identified cost $144,954,802)         $172,870,615
   Affiliated money market fund (identified cost
   $11,594,115) (Note 7)                                          11,594,115
----------------------------------------------------------------------------
Total investments in securities (identified cost
   $156,548,917)                                                 184,464,730
Foreign currency holdings (identified cost $923) (Note 1)                952
Capital shares receivable                                             89,068
Dividends receivable                                                  23,337
Receivable for investment securities sold                          2,012,698
----------------------------------------------------------------------------
Total assets                                                     186,590,785
----------------------------------------------------------------------------
LIABILITIES
Capital shares payable                                               171,471
Payable for investment securities purchased                              880
Payable upon return of securities loaned (Note 6)                    880,000
Accrued investment management services fee                             3,602
Accrued distribution fee                                               2,193
Accrued transfer agency fee                                              773
Accrued administrative services fee                                      300
Accrued plan administration services fee                                   1
Other accrued expenses                                                78,506
----------------------------------------------------------------------------
Total liabilities                                                  1,137,726
----------------------------------------------------------------------------
Net assets applicable to outstanding capital stock              $185,453,059
============================================================================

--------------------------------------------------------------------------------

 18 RIVERSOURCE GLOBAL TECHNOLOGY FUND -- 2007 ANNUAL REPORT

OCT. 31, 2007

REPRESENTED BY
Capital stock - $.01 par value (Note 1)                         $    635,009
Additional paid-in capital                                       489,129,855
Excess of distributions over net investment income                    (1,860)
Accumulated net realized gain (loss) (Note 9)                   (332,225,787)
Unrealized appreciation (depreciation) on investments and on translation of assets and liabilities in foreign
   currencies (Note 5)                                            27,915,842
----------------------------------------------------------------------------
Total - representing net assets applicable to outstanding
   capital stock                                                $185,453,059
============================================================================

Net assets applicable to outstanding
   shares:                                  Class A                            $138,622,786
                                            Class B                            $ 42,629,517
                                            Class C                            $  4,011,851
                                            Class I                            $     18,312
                                            Class R4                           $    170,593
Net asset value per share of outstanding
   capital stock:                           Class A shares(1)    45,570,117    $       3.04
                                            Class B shares       16,336,743    $       2.61
                                            Class C shares        1,532,650    $       2.62
                                            Class I shares            5,882    $       3.11
                                            Class R4 shares          55,549    $       3.07
-------------------------------------------------------------------------------------------
*Including securities on loan, at value
   (Note 6)                                                                    $    843,600
-------------------------------------------------------------------------------------------

(1) The maximum offering price per share for Class A is $3.23. The offering price is calculated by dividing the net asset value by 1.0 minus the maximum sales charge of 5.75%.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------

                    RIVERSOURCE GLOBAL TECHNOLOGY FUND -- 2007 ANNUAL REPORT  19

STATEMENT OF OPERATIONS
YEAR ENDED OCT. 31, 2007


INVESTMENT INCOME
Income:
Dividends                                                       $ 1,026,957
Income distributions from affiliated money market fund (Note
   7)                                                               325,369
Fee income from securities lending (Note 6)                          53,743
   Less foreign taxes withheld                                      (42,166)
---------------------------------------------------------------------------
Total income                                                      1,363,903
---------------------------------------------------------------------------
Expenses (Note 2):
Investment management services fee                                1,412,081
Distribution fee
   Class A                                                          316,437
   Class B                                                          417,897
   Class C                                                           35,534
Transfer agency fee
   Class A                                                          451,322
   Class B                                                          157,638
   Class C                                                           13,004
   Class R4                                                             325
Service fee -- Class R4                                                  68
Administrative services fee                                         103,335
Plan administration services fee - Class R4                             558
Compensation of board members                                         2,981
Custodian fees                                                       33,945
Printing and postage                                                 70,140
Registration fees                                                    41,780
Professional fees                                                    38,531
Other                                                                13,028
---------------------------------------------------------------------------
Total expenses                                                    3,108,604
   Earnings and bank fee credits on cash balances (Note 2)          (13,015)
---------------------------------------------------------------------------
Total net expenses                                                3,095,589
---------------------------------------------------------------------------
Investment income (loss) - net                                   (1,731,686)
---------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) - NET
Net realized gain (loss) on:
   Security transactions (Note 3)                                32,315,477
   Foreign currency transactions                                    (30,792)
---------------------------------------------------------------------------
Net realized gain (loss) on investments                          32,284,685
Net change in unrealized appreciation (depreciation) on
   investments and on translation of assets and liabilities
   in foreign currencies                                          8,992,097
---------------------------------------------------------------------------
Net gain (loss) on investments and foreign currencies            41,276,782
---------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
   operations                                                   $39,545,096
===========================================================================

See accompanying notes to financial statements.

--------------------------------------------------------------------------------

 20 RIVERSOURCE GLOBAL TECHNOLOGY FUND -- 2007 ANNUAL REPORT

STATEMENTS OF CHANGES IN NET ASSETS

YEAR ENDED OCT. 31,                                           2007            2006
OPERATIONS
Investment income (loss) - net                            $ (1,731,686)   $ (1,876,776)
Net realized gain (loss) on investments                     32,284,685      24,531,936
Net change in unrealized appreciation (depreciation) on
   investments and on translation of assets and
   liabilities in foreign currencies                         8,992,097       9,282,250
--------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
   operations                                               39,545,096      31,937,410
--------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS (NOTE 4)
Proceeds from sales
   Class A shares (Note 2)                                  21,370,119      16,756,579
   Class B shares                                            3,823,491       3,746,698
   Class C shares                                              784,042         483,485
   Class R4 shares                                             221,867         179,064
Payments for redemptions
   Class A shares                                          (35,029,639)    (36,795,583)
   Class B shares (Note 2)                                 (13,037,111)    (15,568,576)
   Class C shares (Note 2)                                    (989,760)       (854,294)
   Class R4 shares                                            (653,020)        (43,302)
--------------------------------------------------------------------------------------
Increase (decrease) in net assets from capital share
   transactions                                            (23,510,011)    (32,095,929)
--------------------------------------------------------------------------------------
Total increase (decrease) in net assets                     16,035,085        (158,519)
Net assets at beginning of year                            169,417,974     169,576,493
--------------------------------------------------------------------------------------
Net assets at end of year                                 $185,453,059    $169,417,974
======================================================================================
Undistributed (excess of distributions over) net
   investment income                                      $     (1,860)   $         --
--------------------------------------------------------------------------------------

See accompanying notes to financial statements.

--------------------------------------------------------------------------------

                    RIVERSOURCE GLOBAL TECHNOLOGY FUND -- 2007 ANNUAL REPORT  21

NOTES TO FINANCIAL STATEMENTS

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

RiverSource Global Technology Fund (the Fund) is a series of RiverSource Global Series, Inc. and is registered under the Investment Company Act of 1940 (as amended) as a diversified, open-end management investment company. RiverSource Global Series, Inc. has 10 billion authorized shares of capital stock that can be allocated among the separate series as designated by the Board. The Fund invests primarily in equity securities of companies in the information technology industry throughout the world.

The Fund offers Class A, Class B, Class C, Class I and Class R4 shares.

-  Class A shares are sold with a front-end sales charge.

- Class B shares may be subject to a contingent deferred sales charge (CDSC) and automatically convert to Class A shares during the ninth year of ownership.

-  Class C shares may be subject to a CDSC.

- Class I and Class R4 shares have no sales charge and are offered only to qualifying institutional investors.

Effective Dec. 11, 2006, the Board approved renaming Class Y as Class R4, terminating the shareholder servicing agreement, revising the fee structure under the transfer agent agreement from account-based to asset-based, and adopting a plan administration services agreement.

At Oct. 31, 2007, RiverSource Investments, LLC (the Investment Manager) owned 100% of Class I shares.

All classes of shares have identical voting, dividend and liquidation rights. Class specific expenses (e.g., distribution and service fees, transfer agency fees, plan administration fees) differ among classes. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets.

The Fund's significant accounting policies are summarized below:

USE OF ESTIMATES

Preparing financial statements that conform to U.S. generally accepted accounting principles requires management to make estimates (e.g., on assets, liabilities and contingent assets and liabilities) that could differ from actual results.

VALUATION OF SECURITIES

All securities are valued at the close of each business day. Securities traded on national securities exchanges or included in national market systems are valued at

--------------------------------------------------------------------------------

 22 RIVERSOURCE GLOBAL TECHNOLOGY FUND -- 2007 ANNUAL REPORT the last quoted sales price. Debt securities are generally traded in the over-the-counter market and are valued at a price that reflects fair value as quoted by dealers in these securities or by an independent pricing service. Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. The procedures adopted by the Board of Directors of the funds generally contemplate the use of fair valuation in the event that price quotations or valuations are not readily available, price quotations or valuations from other sources are not reflective of market value and thus deemed unreliable, or a significant event has occurred in relation to a security or class of securities (such as foreign equities) that is not reflected in price quotations or valuations from other sources. A fair value price is a good faith estimate of the value of a security at a given point in time. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange, including significant movements in the U.S. market after foreign exchanges have closed. Accordingly, in those situations, Ameriprise Financial, Inc. (Ameriprise Financial), as administrator to the Fund and the parent company of the Investment Manager, will fair value foreign equity securities pursuant to procedures adopted by the Board of Directors of the funds, including utilizing a third party pricing service to determine these fair values. These procedures take into account multiple factors, including movements in the U.S. securities markets, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the New York Stock Exchange. Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates; those maturing in 60 days or less are valued at amortized cost.

OPTION TRANSACTIONS

To produce incremental earnings, protect gains and facilitate buying and selling of securities for investments, the fund may buy and write options traded on any U.S. or foreign exchange or in the over-the-counter market where completing the obligations depends upon the credit standing of the other party. Cash collateral may be collected by the Fund to secure certain over-the-counter options trades. Cash collateral held by the Fund for such option trades must be returned to the counterparty upon closure, exercise or expiration of the contract. The Fund also may buy and sell put and call options and write covered call options on portfolio securities as well as write cash-secured put options. The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk of being unable to enter into a closing transaction if a liquid secondary market does not exist.

--------------------------------------------------------------------------------

                    RIVERSOURCE GLOBAL TECHNOLOGY FUND -- 2007 ANNUAL REPORT  23

Option contracts are valued daily at the closing prices on their primary exchanges and unrealized appreciation or depreciation is recorded. The Fund will realize a gain or loss when the option transaction expires or closes. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option or the cost of a security for a purchased put or call option is adjusted by the amount of premium received or paid. During the year ended Oct. 31, 2007, the Fund had no outstanding option contracts.

FUTURES TRANSACTIONS

To gain exposure to or protect itself from market changes, the Fund may buy and sell financial futures contracts traded on any U.S. or foreign exchange. The Fund also may buy and write put and call options on these futures contracts. Risks of entering into futures contracts and related options include the possibility of an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

Futures are valued daily based upon the last sale price at the close of market on the principal exchange on which they are traded. Upon entering into a futures contract, the Fund is required to deposit either cash or securities in an amount (initial margin) equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Fund recognizes a realized gain or loss when the contract is closed or expires. At Oct. 31, 2007, the Fund had no outstanding futures contracts.

FOREIGN CURRENCY TRANSLATIONS AND FORWARD FOREIGN CURRENCY CONTRACTS

Securities and other assets and liabilities denominated in foreign currencies are translated daily into U.S. dollars. Foreign currency amounts related to the purchase or sale of securities and income and expenses are translated at the exchange rate on the transaction date. The effect of changes in foreign exchange rates on realized and unrealized security gains or losses is reflected as a component of such gains or losses. In the Statement of operations, net realized gains or losses from foreign currency transactions, if any, may arise from sales of foreign currency, closed forward contracts, exchange gains or losses realized between the trade date and settlement date on securities transactions, and other translation gains or losses on dividends, interest income and foreign withholding taxes. At Oct. 31, 2007, foreign currency holdings were entirely comprised of South Korean wons.

The Fund may enter into forward foreign currency exchange contracts for operational purposes and to protect against adverse exchange rate fluctuation. The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund and the resulting unrealized appreciation or depreciation are determined using foreign currency exchange rates from an independent pricing

--------------------------------------------------------------------------------

 24 RIVERSOURCE GLOBAL TECHNOLOGY FUND -- 2007 ANNUAL REPORT service. The Fund is subject to the credit risk that the other party will not complete its contract obligations.

GUARANTEES AND INDEMNIFICATIONS

Under the Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, certain of the Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined and the Fund has no historical basis for predicting the likelihood of any such claims.

FEDERAL TAXES

The Fund's policy is to comply with Subchapter M of the Internal Revenue Code that applies to regulated investment companies and to distribute substantially all of its taxable income to the shareholders. No provision for income or excise taxes is thus required.

Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes primarily because of deferred losses on certain futures contracts, the recognition of certain foreign currency gains (losses) as ordinary income (loss) for tax purposes and losses deferred due to "wash sale" transactions. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Fund.

On the Statement of assets and liabilities, as a result of permanent book-to-tax differences, undistributed net investment income has been increased by $1,729,826 and accumulated net realized loss has been decreased by $30,792 resulting in a net reclassification adjustment to decrease paid-in capital by $1,760,618.

The tax character of distributions paid for the years indicated is as follows:

YEAR ENDED OCT. 31,                                           2007    2006
--------------------------------------------------------------------------
CLASS A
Distributions paid from:
      Ordinary income.....................................     $--     $--
      Long-term capital gain..............................     --      --
CLASS B
Distributions paid from:
      Ordinary income.....................................     --      --
      Long-term capital gain..............................     --      --

--------------------------------------------------------------------------------

                    RIVERSOURCE GLOBAL TECHNOLOGY FUND -- 2007 ANNUAL REPORT  25

YEAR ENDED OCT. 31,                                           2007    2006
--------------------------------------------------------------------------
CLASS C
Distributions paid from:
      Ordinary income.....................................     --      --
      Long-term capital gain..............................     --      --
CLASS I
Distributions paid from:
      Ordinary income.....................................     --      --
      Long-term capital gain..............................     --      --
CLASS R4*
Distributions paid from:
      Ordinary income.....................................     --      --
      Long-term capital gain..............................     --      --

* Effective Dec. 11, 2006, Class Y was renamed to Class R4.

As of Oct. 31, 2007, the components of distributable earnings on a tax basis are as follows:

Undistributed ordinary income............................    $          --
Undistributed accumulated long-term gain.................    $          --
Accumulated realized loss................................    $(331,644,553)
Unrealized appreciation (depreciation)...................    $  27,332,748

RECENT ACCOUNTING PRONOUNCEMENTS

On Sept. 20, 2006, the Financial Accounting Standards Board (FASB) released Statement of Financial Accounting Standards No. 157 "Fair Value Measurements" (SFAS 157). SFAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair-value measurements. The application of SFAS 157 is required for fiscal years beginning after Nov. 15, 2007 and interim periods within those fiscal years. The impact of SFAS 157 on the Fund's financial statements is being evaluated.

In June 2006, the FASB issued FASB Interpretation 48 (FIN 48), "Accounting for Uncertainty in Income Taxes." FIN 48 clarifies the accounting for uncertainty in income taxes recognized in accordance with FASB Statement 109, "Accounting for Income Taxes." FIN 48 prescribes a two-step process to recognize and measure a tax position taken or expected to be taken in a tax return. The first step is to determine whether a tax position has met the more-likely-than-not recognition threshold and the second step is to measure a tax position that meets the threshold to determine the amount of benefit to recognize. FIN 48 also provides guidance on derecognition, classification, interest and penalties, accounting in interim periods, disclosure, and transition. FIN 48 is effective for fiscal years beginning after Dec. 15, 2006. Recent SEC guidance allows implementing FIN 48 in fund NAV calculations as late as the fund's last NAV calculation in the first required financial statement reporting period. As a result, the Fund will adopt FIN 48 in its

--------------------------------------------------------------------------------

 26 RIVERSOURCE GLOBAL TECHNOLOGY FUND -- 2007 ANNUAL REPORT semiannual report for the period ending April 30, 2008. Tax positions of the Fund are being evaluated to determine the impact, if any, to the Fund. The adoption of FIN 48 is not anticipated to have a material impact on the Fund.

DIVIDENDS TO SHAREHOLDERS

An annual dividend from net investment income, declared and paid at the end of the calendar year, when available, is reinvested in additional shares of the Fund at net asset value or payable in cash. Capital gains, when available, are distributed along with the income dividend.

OTHER

Security transactions are accounted for on the date securities are purchased or sold. Dividend income, if any, is recognized on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities. Interest income, including amortization of premium, market discount and original issue discount using the effective interest method, is accrued daily.

2. EXPENSES AND SALES CHARGES

Under an Investment Management Services Agreements RiverSource Investments, LLC (the Investment Manager) determines which securities will be purchased, held or sold. The management fee is a percentage of the Fund's average daily net assets that declines from 0.72% to 0.595% annually as the Fund's assets increase. The fee may be adjusted upward or downward by a performance incentive adjustment based on a comparison of the performance of Class A shares of the Fund to the Lipper Science and Technology Funds Index. In certain circumstances, the Board may approve a change in the index. The maximum adjustment is 0.12% per year. If the performance difference is less than 0.50%, the adjustment will be zero. The adjustment increased the fee by $172,062 for the year ended Oct. 31, 2007. The management fee for the year ended Oct. 31, 2007, was 0.82% of the Fund's average daily net assets, including an adjustment under the terms of the performance incentive arrangement.

Under an Administrative Services Agreement, the Fund pays Ameriprise Financial a fee for administration and accounting services at a percentage of the Fund's average daily net assets that declines from 0.06% to 0.03% annually as the Fund's assets increase. The fee for the year ended Oct. 31, 2007, was 0.06% of the Fund's average daily net assets.

Other expenses in the amount of $774 are for, among other things, certain expenses of the Fund or the Board including: Fund boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses. Payment of these Fund and Board expenses is facilitated by a company providing limited administrative services to the Fund and the Board.

Compensation of Board members includes, for a former Board Chair, compensation as well as retirement benefits. Certain other aspects of the former

--------------------------------------------------------------------------------

                    RIVERSOURCE GLOBAL TECHNOLOGY FUND -- 2007 ANNUAL REPORT  27

Board Chair's compensation, including health benefits and payment of certain other expenses, are included under other expenses.

Under a Deferred Compensation Plan (the Plan), non-interested board members may defer receipt of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the Fund or other RiverSource funds. The Fund's liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan.

Under a Transfer Agency Agreement, RiverSource Service Corporation (the Transfer Agent) maintains shareholder accounts and records. The Fund pays the Transfer Agent an annual fee per shareholder account for this service as follows:

-  Class A $19.50

-  Class B $20.50

-  Class C $20.00

Effective Dec. 11, 2006, as part of the Board's approval to rename Class Y as Class R4, the fee structure under the Transfer Agency Agreement was revised from an account-based fee for Class Y to an asset-based fee for Class R4. The Fund pays the Transfer Agent an annual asset-based fee at a rate of 0.05% of the Fund's average daily net assets attributable to Class R4 shares. Prior to Dec. 11, 2006, the Fund paid the Transfer Agent an annual account-based fee of $17.50 per shareholder account.

Prior to Dec. 11, 2006, Class I paid a transfer agency fee at an annual rate per shareholder account of $1. Effective Dec. 11, 2006, this fee was eliminated.

The Transfer Agent charges an annual fee of $5 per inactive account, charged on a pro rata basis for 12 months from the date the account becomes inactive. These fees are included in the transfer agency fees on the Statement of operations.

The Fund has an agreement with RiverSource Distributors, Inc. (the Distributor) for distribution and shareholder services. Prior to Oct. 1, 2007, Ameriprise Financial Services, Inc. also served as a principal underwriter and distributor to the Fund. Under a Plan and Agreement of Distribution pursuant to Rule 12b-1, the Fund pays a fee at an annual rate of up to 0.25% of the Fund's average daily net assets attributable to Class A shares and a fee at an annual rate of up to 1.00% of the Fund's average daily net assets attributable to Class B and Class C shares.

Effective Dec. 11, 2006, under a Plan Administration Services Agreement, a fee for the provision of various administrative, recordkeeping, communication and educational services was adopted for the restructured Class R4. The fee is calculated at a rate of 0.25% of the Fund's average daily net assets attributable to Class R4 shares.

--------------------------------------------------------------------------------

 28 RIVERSOURCE GLOBAL TECHNOLOGY FUND -- 2007 ANNUAL REPORT

Prior to Dec. 11, 2006, under a Shareholder Service Agreement, the Fund paid the Distributor a fee for service provided to shareholders by the Distributor and other servicing agents with respect to Class Y shares. The fee was calculated at a rate of 0.10% of the Fund's average daily net assets attributable to Class Y shares. Effective Dec. 11, 2006, this agreement was terminated.

Sales charges received by the Distributor for distributing Fund shares were $181,408 for Class A, $30,871 for Class B and $495 for Class C for the year ended Oct. 31, 2007.

In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the funds in which it invests (also referred to as "acquired funds"), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds). Because the acquired funds have varied expense and fee levels and the Fund may own different proportions of acquired funds at different times, the amount of fees and expenses incurred indirectly by the Fund will vary.

The Investment Manager and its affiliates have contractually agreed to waive certain fees and expenses such that net expenses (excluding fees and expenses of acquired funds), before giving effect to any performance incentive adjustment, will not exceed 1.41% for Class R4 of the Fund's average daily net assets until Oct. 31, 2008, unless sooner terminated at the discretion of the Board. For the year ended Oct. 31, 2007, the waiver was not invoked since the Fund's expenses were below the cap amount.

During the year ended Oct. 31, 2007, the Fund's custodian and transfer agency fees were reduced by $13,015 as a result of earnings and bank fee credits from overnight cash balances. The Fund pays custodian fees to Ameriprise Trust Company, a subsidiary of Ameriprise Financial.

3. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of securities (other than short-term obligations) aggregated $277,607,298 and $314,305,732 respectively, for the year ended Oct. 31, 2007. Realized gains and losses are determined on an identified cost basis.

--------------------------------------------------------------------------------

                    RIVERSOURCE GLOBAL TECHNOLOGY FUND -- 2007 ANNUAL REPORT  29

4. CAPITAL SHARE TRANSACTIONS

Transactions in shares of capital stock for the years indicated are as follows:

                                                  YEAR ENDED OCT. 31, 2007
                                            ISSUED FOR
                                            REINVESTED                             NET
                                SOLD       DISTRIBUTIONS     REDEEMED      INCREASE (DECREASE)
----------------------------------------------------------------------------------------------
Class A                       8,002,124         --          (13,306,617)       (5,304,493)
Class B                       1,671,730         --           (5,677,043)       (4,005,313)
Class C                         339,430         --             (436,868)          (97,438)
Class I                              --         --                   --                --
Class R4*                        88,006         --             (256,250)         (168,244)
----------------------------------------------------------------------------------------------

                                                  YEAR ENDED OCT. 31, 2006
                                            ISSUED FOR
                                            REINVESTED                             NET
                                SOLD       DISTRIBUTIONS     REDEEMED      INCREASE (DECREASE)
----------------------------------------------------------------------------------------------
Class A                       7,679,804         --          (16,832,375)       (9,152,571)
Class B                       1,956,234         --           (8,357,096)       (6,400,862)
Class C                         247,215         --             (446,399)         (199,184)
Class I                              --         --                   --                --
Class R4*                        80,137         --              (19,274)           60,863
----------------------------------------------------------------------------------------------

* Effective Dec. 11, 2006, Class Y was renamed Class R4.

5. FORWARD FOREIGN CURRENCY CONTRACTS

At Oct. 31, 2007, the Fund had a forward foreign currency exchange contract that obligates it to deliver currency at a specified future date. The unrealized appreciation and/or depreciation on this contract, if any, is included in the accompanying financial statements. See "Summary of significant accounting policies." The terms of the open contract are as follows:

                         CURRENCY TO       CURRENCY TO        UNREALIZED      UNREALIZED
EXCHANGE DATE            BE DELIVERED      BE RECEIVED       APPRECIATION    DEPRECIATION
-----------------------------------------------------------------------------------------
Nov. 6, 2007                     880                6,818         $--             $--
                         U.S. Dollar     Hong Kong Dollar
-----------------------------------------------------------------------------------------

6. LENDING OF PORTFOLIO SECURITIES

In order to generate additional income, the Fund may lend securities representing up to one-third of the value of its total assets (which includes collateral for securities on loan) to broker-dealers, banks, or other institutional borrowers of securities. The Fund receives collateral in the form of cash and U.S. government securities, equal to at least 100% of the value of securities loaned, which is marked to the market value of the loaned securities daily until the securities are returned, e.g., if the value of the securities on loan increases, additional cash collateral is

--------------------------------------------------------------------------------

 30 RIVERSOURCE GLOBAL TECHNOLOGY FUND -- 2007 ANNUAL REPORT provided by the borrower. The Investment Manager serves as securities lending agent for the Fund under the Investment Management Services Agreement pursuant to which the Fund has agreed to reimburse the Investment Manager for expenses incurred by it in connection with the lending program, and pursuant to guidelines adopted by and under the oversight of the Board. At Oct. 31, 2007, securities valued at $843,600 were on loan to brokers. For collateral, the Fund received $880,000 in cash. Cash collateral received is invested in an affiliated money market fund and short-term securities, including U.S. government securities or other high-grade debt obligations, which are included in the "Investments in securities." Income from securities lending amounted to $53,743 for the year ended Oct. 31, 2007. Expenses paid to the Investment Manager were $5,026 for the year ended Oct. 31, 2007, which are included in other expenses on the Statement of operations. The risks to the Fund of securities lending are that the borrower may not provide additional collateral when required or return the securities when due.

7. AFFILIATED MONEY MARKET FUND

The Fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of the RiverSource funds and other institutional clients of RiverSource Investments. The cost of the Fund's purchases and proceeds from sales of shares of the RiverSource Short-Term Cash Fund aggregated $143,169,468 and $142,845,282, respectively, for the year ended Oct. 31, 2007.

8. BANK BORROWINGS

The Fund has entered into a revolving credit facility with a syndicate of banks headed by JPMorgan Chase Bank, N.A. (JPMCB), whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility became effective on Oct. 18, 2007, replacing a prior credit facility. The credit facility agreement, which is a collective agreement between the Fund and certain other RiverSource funds, severally and not jointly, permits collective borrowings up to $500 million. Interest is charged to each Fund based on its borrowings at a rate equal to the federal funds rate plus 0.30%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.06% per annum. Under the prior credit facility, a Fund paid interest on its outstanding borrowings at a rate equal to either the higher of the federal funds effective rate plus 0.40% or the JPMCB Prime Commercial Lending Rate. The Fund had no borrowings during the year ended Oct. 31, 2007.

--------------------------------------------------------------------------------

                    RIVERSOURCE GLOBAL TECHNOLOGY FUND -- 2007 ANNUAL REPORT  31

9. CAPITAL LOSS CARRY-OVER

For federal income tax purposes the Fund had a capital loss carry-over of $331,644,553 at Oct. 31, 2007, that if not offset by capital gains will expire as follows:

    2009          2010
$250,345,326   $81,299,227

It is unlikely the Board will authorize a distribution of any net realized capital gains until the available capital loss carry-over has been offset or expires.

10. CONCENTRATION OF RISK

FOREIGN RISK

Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values and changing local and regional economic, political and social conditions, which may result in greater market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities.

GEOGRAPHIC CONCENTRATION/SECTOR RISK

Investments that are concentrated in a particular issuer, geographic region, or sector will be more susceptible to changes in price.

11. INFORMATION REGARDING PENDING AND SETTLED LEGAL PROCEEDINGS

In June 2004, an action captioned John E. Gallus et al. v. American Express Financial Corp. and American Express Financial Advisors Inc., was filed in the United States District Court for the District of Arizona. The plaintiffs allege that they are investors in several American Express Company mutual funds and they purport to bring the action derivatively on behalf of those funds under the Investment Company Act of 1940. The plaintiffs allege that fees allegedly paid to the defendants by the funds for investment advisory and administrative services are excessive. The plaintiffs seek remedies including restitution and rescission of investment advisory and distribution agreements. The plaintiffs voluntarily agreed to transfer this case to the United States District Court for the District of Minnesota. In response to defendants' motion to dismiss the complaint, the Court dismissed one of plaintiffs' four claims and granted plaintiffs limited discovery. Defendants moved for summary judgment in April 2007. Summary judgment was granted in the defendants' favor on July 9, 2007. The plaintiffs filed a notice of appeal with the Eighth Circuit Court of Appeals on August 8, 2007.

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)), the parent company of RiverSource

--------------------------------------------------------------------------------

 32 RIVERSOURCE GLOBAL TECHNOLOGY FUND -- 2007 ANNUAL REPORT

Investments, LLC (RiverSource Investments), entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. In connection with these matters, the SEC and MDOC issued orders (the Orders) alleging that AEFC violated certain provisions of the federal and Minnesota securities laws by failing to adequately disclose market timing activities by allowing certain identified market timers to continue to market time contrary to disclosures in mutual fund and variable annuity product prospectuses. The Orders also alleged that AEFC failed to implement procedures to detect and prevent market timing in 401(k) plans for employees of AEFC and related companies and failed to adequately disclose that there were no such procedures. Pursuant to the MDOC Order, the MDOC also alleged that AEFC allowed inappropriate market timing to occur by failing to have written policies and procedures and failing to properly supervise its employees.

As a result of the Orders, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. Pursuant to the terms of the Orders, AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to make presentations at least annually to its board of directors and the relevant mutual funds' board that include an overview of policies and procedures to prevent market timing, material changes to these policies and procedures and whether disclosures related to market timing are consistent with the SEC order and federal securities laws. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at http://www.sec.gov/litigation/admin/ia-2451.pdf. In addition, AEFC agreed to complete and submit to the MDOC a compliance review of its procedures regarding market timing within one year of the MDOC Order, including a summary of actions taken to ensure compliance with applicable laws and regulations and certification by a senior officer regarding compliance and supervisory procedures.

Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the RiverSource Funds' Boards of Directors/Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their

--------------------------------------------------------------------------------

                    RIVERSOURCE GLOBAL TECHNOLOGY FUND -- 2007 ANNUAL REPORT 33 contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

--------------------------------------------------------------------------------

 34 RIVERSOURCE GLOBAL TECHNOLOGY FUND -- 2007 ANNUAL REPORT

12. FINANCIAL HIGHLIGHTS

The tables below show certain important financial information for evaluating the Fund's results.

CLASS A

PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED OCT. 31,            2007              2006           2005           2004           2003
Net asset value, beginning of period      $2.42          $1.99          $1.83          $1.72          $1.03
-----------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)               (.02)(b)       (.02)          (.02)          (.03)          (.02)
Net gains (losses) (both realized and
 unrealized)                                .64            .45            .18            .14            .71
-----------------------------------------------------------------------------------------------------------
Total from investment operations            .62            .43            .16            .11            .69
-----------------------------------------------------------------------------------------------------------
Net asset value, end of period            $3.04          $2.42          $1.99          $1.83          $1.72
-----------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
Net assets, end of period (in
 millions)                                 $139           $123           $120           $146           $145
-----------------------------------------------------------------------------------------------------------
Total expenses (c),(d)                    1.60%          1.69%          1.75%          1.74%          1.94%
-----------------------------------------------------------------------------------------------------------
Net investment income (loss)              (.80%)         (.89%)         (.92%)        (1.48%)        (1.47%)
-----------------------------------------------------------------------------------------------------------
Portfolio turnover rate                    167%           196%           115%           349%           546%
-----------------------------------------------------------------------------------------------------------
Total return(e)                          25.62%         21.61%          8.74%          6.40%         66.99%
-----------------------------------------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b) Per share amount has been calculated using the average shares outstanding method.
(c) Expense ratio is before reduction of earnings and bank fee credits on cash balances. Includes the impact of a performance incentive adjustment fee, if any.
(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(e)  Total return does not reflect payment of a sales charge.

--------------------------------------------------------------------------------

                    RIVERSOURCE GLOBAL TECHNOLOGY FUND -- 2007 ANNUAL REPORT  35

CLASS B

PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED OCT. 31,            2007              2006           2005           2004           2003
Net asset value, beginning of period      $2.09          $1.74          $1.60          $1.53          $ .92
-----------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)               (.04)(b)       (.03)          (.03)          (.04)          (.03)
Net gains (losses) (both realized and
 unrealized)                                .56            .38            .17            .11            .64
-----------------------------------------------------------------------------------------------------------
Total from investment operations            .52            .35            .14            .07            .61
-----------------------------------------------------------------------------------------------------------
Net asset value, end of period            $2.61          $2.09          $1.74          $1.60          $1.53
-----------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
Net assets, end of period (in
 millions)                                  $43            $42            $46            $59            $64
-----------------------------------------------------------------------------------------------------------
Total expenses (c),(d)                    2.38%          2.47%          2.53%          2.52%          2.75%
-----------------------------------------------------------------------------------------------------------
Net investment income (loss)             (1.58%)        (1.66%)        (1.71%)        (2.26%)        (2.27%)
-----------------------------------------------------------------------------------------------------------
Portfolio turnover rate                    167%           196%           115%           349%           546%
-----------------------------------------------------------------------------------------------------------
Total return(e)                          24.88%         20.12%          8.75%          4.58%         66.30%
-----------------------------------------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b) Per share amount has been calculated using the average shares outstanding method.
(c) Expense ratio is before reduction of earnings and bank fee credits on cash balances. Includes the impact of a performance incentive adjustment fee, if any.
(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(e)  Total return does not reflect payment of a sales charge.

--------------------------------------------------------------------------------

 36 RIVERSOURCE GLOBAL TECHNOLOGY FUND -- 2007 ANNUAL REPORT

CLASS C

PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED OCT. 31,            2007              2006           2005           2004           2003
Net asset value, beginning of period      $2.10          $1.74          $1.61          $1.53           $.92
-----------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)               (.04)(b)       (.03)          (.03)          (.04)          (.03)
Net gains (losses) (both realized and
 unrealized)                                .56            .39            .16            .12            .64
-----------------------------------------------------------------------------------------------------------
Total from investment operations            .52            .36            .13            .08            .61
-----------------------------------------------------------------------------------------------------------
Net asset value, end of period            $2.62          $2.10          $1.74          $1.61          $1.53
-----------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
Net assets, end of period (in
 millions)                                   $4             $3             $3             $4             $4
-----------------------------------------------------------------------------------------------------------
Total expenses (c),(d)                    2.36%          2.45%          2.52%          2.49%          2.72%
-----------------------------------------------------------------------------------------------------------
Net investment income (loss)             (1.56%)        (1.66%)        (1.69%)        (2.23%)        (2.26%)
-----------------------------------------------------------------------------------------------------------
Portfolio turnover rate                    167%           196%           115%           349%           546%
-----------------------------------------------------------------------------------------------------------
Total return(e)                          24.76%         20.69%          8.07%          5.23%         66.30%
-----------------------------------------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b) Per share amount has been calculated using the average shares outstanding method.
(c) Expense ratio is before reduction of earnings and bank fee credits on cash balances. Includes the impact of a performance incentive adjustment fee, if any.
(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(e)  Total return does not reflect payment of a sales charge.

--------------------------------------------------------------------------------

                    RIVERSOURCE GLOBAL TECHNOLOGY FUND -- 2007 ANNUAL REPORT  37

CLASS I

PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED OCT. 31,            2007              2006           2005        2004(B)
Net asset value, beginning of period      $2.46          $2.01          $1.83          $1.70
-----------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)               (.01)(c)       (.01)          (.01)          (.02)
Net gains (losses) (both realized and
 unrealized)                                .66            .46            .19            .15
-----------------------------------------------------------------------------------------------------------
Total from investment operations            .65            .45            .18            .13
-----------------------------------------------------------------------------------------------------------
Net asset value, end of period            $3.11          $2.46          $2.01          $1.83
-----------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
Net assets, end of period (in
 millions)                                  $--            $--            $--            $--
-----------------------------------------------------------------------------------------------------------
Total expenses (d),(e)                     .99%          1.01%          1.04%          1.03%(f)
-----------------------------------------------------------------------------------------------------------
Net investment income (loss)              (.19%)         (.22%)         (.21%)         (.73%)(f)
-----------------------------------------------------------------------------------------------------------
Portfolio turnover rate                    167%           196%           115%           349%
-----------------------------------------------------------------------------------------------------------
Total return(g)                          26.42%         22.39%          9.84%          7.65%(h)
-----------------------------------------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b)  For the period from July 15, 2004 (inception date) to Oct. 31, 2004.
(c) Per share amount has been calculated using the average shares outstanding method.
(d) Expense ratio is before reduction of earnings and bank fee credits on cash balances. Includes the impact of a performance incentive adjustment fee, if any.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(f)  Adjusted to an annual basis.
(g)  Total return does not reflect payment of a sales charge.
(h)  Not annualized.

--------------------------------------------------------------------------------

 38 RIVERSOURCE GLOBAL TECHNOLOGY FUND -- 2007 ANNUAL REPORT

CLASS R4*

PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED OCT. 31,            2007              2006           2005           2004           2003
Net asset value, beginning of period      $2.43          $2.00          $1.83          $1.72          $1.03
-----------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)               (.01)(b)       (.02)          (.02)          (.02)          (.02)
Net gains (losses) (both realized and
 unrealized)                                .65            .45            .19            .13            .71
-----------------------------------------------------------------------------------------------------------
Total from investment operations            .64            .43            .17            .11            .69
-----------------------------------------------------------------------------------------------------------
Net asset value, end of period            $3.07          $2.43          $2.00          $1.83          $1.72
-----------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
Net assets, end of period (in
 millions)                                  $--             $1            $--            $--            $--
-----------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(c),(d)              1.34%          1.47%          1.54%          1.55%          1.69%
-----------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(c),(d)              1.34%          1.47%          1.54%          1.55%          1.69%
-----------------------------------------------------------------------------------------------------------
Net investment income (loss)              (.52%)         (.68%)         (.73%)        (1.28%)        (1.25%)
-----------------------------------------------------------------------------------------------------------
Portfolio turnover rate                    167%           196%           115%           349%           546%
-----------------------------------------------------------------------------------------------------------
Total return(e)                          26.34%         21.50%          9.29%          6.40%         66.99%
-----------------------------------------------------------------------------------------------------------

 *   Effective Dec. 11, 2006, Class Y was renamed Class R4.
(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b) Per share amount has been calculated using the average shares outstanding method.
(c) Expense ratio is before reduction of earnings and bank fee credits on cash balances. Includes the impact of a performance incentive adjustment fee, if any.
(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(e)  Total return does not reflect payment of a sales charge.

--------------------------------------------------------------------------------

                    RIVERSOURCE GLOBAL TECHNOLOGY FUND -- 2007 ANNUAL REPORT  39

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

TO THE BOARD OF DIRECTORS AND SHAREHOLDERS OF

RIVERSOURCE GLOBAL TECHNOLOGY FUND:

We have audited the accompanying statement of assets and liabilities, including the schedule of investments in securities, of RiverSource Global Technology Fund (the Fund) (one of the portfolios constituting the RiverSource Global Series, Inc.) as of October 31, 2007, and the related statements of operations, changes in net assets, and financial highlights for the year then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit. The financial statements and financial highlights of the Fund for the periods presented through October 31, 2006, were audited by other auditors whose report dated December 20, 2006, expressed an unqualified opinion on those financial statements and financial highlights.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of October 31, 2007, by correspondence with the custodian and brokers, or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the 2007 financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of RiverSource Global Technology Fund of the RiverSource Global Series, Inc. at October 31, 2007, the results of its operations, changes in its net assets and the financial highlights for the year then ended, in conformity with U.S. generally accepted accounting principles.

                                                           /s/ Ernst & Young LLP
                                                           ---------------------
                                                               Ernst & Young LLP
Minneapolis, Minnesota
December 17, 2007

--------------------------------------------------------------------------------

 40 RIVERSOURCE GLOBAL TECHNOLOGY FUND -- 2007 ANNUAL REPORT

PART C. OTHER INFORMATION

Item 23. Exhibits

(a)(1) Articles of Incorporation, dated October 28, 1988, filed as Exhibit 1 to Registration Statement No. 33-25824, are incorporated by reference.

(a)(2) Articles of Amendment, dated October 10, 1990, filed as Exhibit 1 to Registrant's Post Effective Amendment No. 9 to Registration Statement No. 33-25824, are incorporated by reference.

(a)(3) Articles of Amendment, dated June 16, 1999, filed electronically as Exhibit (a)(3) to Registrant's Post-Effective Amendment No. 35 to Registration Statement No. 33-25824 filed on or about Dec. 21, 2000, are incorporated by reference.

(a)(4) Articles of Amendment of AXP Global Series, Inc., dated November 14, 2002, filed electronically as Exhibit (a)(4) to Registration Statement No. 33-25824 on or about Dec. 20, 2002, are incorporated by reference.

(a)(5) Articles of Amendment, dated April 21, 2006, filed electronically on or about June 2, 2006 as Exhibit (a)(5) to Registrant's Post-Effective Amendment No. 49 to Registration Statement No. 33-25824 are incorporated by reference.

(a)(6) Certificate of Designation, dated Nov. 28, 2006 filed electronically on or about Oct. 2, 2007 as Exhibit (a)(6) to Registrant's Post-Effective Amendment No. 52 to Registration Statement No. 33-25824 is incorporated by reference.

(a)(7) Certificate of Designation, dated Aug. 30, 2007, filed electronically on or about Oct. 2, 2007 as Exhibit (a)(7) to Registrant's Post-Effective Amendment No. 52 to Registration Statement No. 33-25824 is incorporated by reference.

(b)       By-laws, as amended January 11, 2001, filed electronically as Exhibit
          (b) to Registrant's Post-Effective Amendment No. 36 to Registration Statement No. 33-25824 filed on or about Dec. 20, 2001, are incorporated by reference.

(c)       Instruments Defining Rights of Security Holders: Not Applicable.

(d)(1) Investment Management Services Agreement, amended and restated, dated May 1, 2006, between Registrant and RiverSource Investments, LLC filed electronically on or about June 2, 2006 as Exhibit (d)(1) to Registrant's Post-Effective Amendment No. 49 to Registration Statement No. 33-25824 is incorporated by reference.

(d)(2) Subadvisory Agreement, dated July 10, 2004, between Ameriprise Financial Corporation and Threadneedle International Limited, filed electronically on or about Dec. 2, 2004 as Exhibit (d)(2) to AXP International Series, Inc. Post-Effective Amendment No. 40 to Registration Statement No. 2-92309 is incorporated by reference.

(d)(3) The Consent Agreement, dated March 1, 2006, between RiverSource Investments, LLC and Threadneedle International Limited filed electronically on or about April 3, 2006 as Exhibit (d)(3) to Registrant's Post-Effective Amendment No. 48 to Registration Statement No. 33-25824 is incorporated by reference.

(e)(1) Distribution Agreement, effective Aug. 1, 2006, amended and restated as of Sept. 11, 2007, between Registrant and RiverSource Distributors, Inc. filed electronically on or about Oct. 30, 2007 as Exhibit (e)(2) to RiverSource Diversified Income Series, Inc. Post-Effective Amendment No. 63 to Registration Statement No. 2-51586 is incorporated by reference.

(e)(2) Form of Service Agreement for RiverSource Distributors, Inc. and RiverSource Service Corporation filed electronically on or about Aug. 27, 2007 as Exhibit (e)(3) to RiverSource Sector Series, Inc. Post-Effective Amendment No. 39 to Registration Statement No. 33-20872 is incorporated by reference.

(e)(3) Form of RiverSource Funds Dealer Agreement filed electronically on or about Aug. 27, 2007 as Exhibit (e)(4) to RiverSource Sector Series, Inc. Post-Effective Amendment No. 39 to Registration Statement No. 33-20872 is incorporated by reference.

(f)       Bonus or Profit Sharing Contracts: Not Applicable.

(g)(1) Custodian Agreement, dated Oct. 1, 2005, amended and restated as of Sept. 11, 2007, between Registrant and Ameriprise Trust Company filed electronically on or about Nov. 26, 2007 as Exhibit (g)(1) to RiverSource Investment Series, Inc. Post-Effective Amendment No. 117 to Registration Statement No. 2-11328 is incorporated by reference.

(g)(2) Custodian Agreement between American Express Trust Company and The Bank of New York dated May 13, 1999, filed electronically as Exhibit
          (g)(3) to AXP Precious Metals Fund, Inc. Post-Effective Amendment No. 33 to Registration Statement No. 2-93745, filed on or about May 25, 1999 is incorporated by reference.

(g)(3) Custodian Agreement First Amendment between American Express Trust Company and The Bank of New York, dated Dec. 1, 2000, filed electronically as Exhibit (g)(4) to AXP Precious Metals Fund, Inc. Post-Effective Amendment No. 37 to Registration Statement No. 2-93745, filed on or about May 28, 2002, is incorporated by reference.

(g)(4) Custodian Agreement Second Amendment between American Express Trust Company and The Bank of New York, dated June 7, 2001, filed electronically as Exhibit (g)(5) to AXP Precious Metals Fund, Inc. Post-Effective Amendment No. 37 to Registration Statement No. 2-93745, filed on or about May 28, 2002, is incorporated by reference.

(g)(5) Custodian Agreement Amendment between American Express Trust Company and The Bank of New York, dated Jan. 31, 2002, filed electronically as Exhibit (g)(6) to AXP Precious Metals Fund, Inc. Post-Effective Amendment No. 37 to Registration Statement No. 2-93745, filed on or about May 28, 2002, is incorporated by reference.

(g)(6) Custodian Agreement Amendment between American Express Trust Company and The Bank of New York, dated April 29, 2003, filed electronically as Exhibit (g)(8) to AXP Partners Series, Inc. Post-Effective Amendment No. 7 to Registration Statement No. 333-57852, filed on or about May 22, 2003, is incorporated by reference.

(h)(1) Administrative Services Agreement, dated Oct. 1, 2005, amended and restated as of Sept. 11, 2007, between Registrant and Ameriprise Financial, Inc. filed electronically on or about Oct. 30, 2007 as Exhibit (h)(1) to RiverSource Diversified Income Series, Inc. Post-Effective Amendment No. 63 to Registration Statement No. 2-51586 is incorporated by reference.

(h)(2) Transfer Agency Agreement, dated Oct. 1, 2005, amended and restated as of Sept. 11, 2007, between Registrant and RiverSource Service Corporation filed electronically on or about Oct. 30, 2007 as Exhibit
          (h)(2) to RiverSource Diversified Income Series, Inc. Post-Effective Amendment No. 63 to Registration Statement No. 2-51586 is incorporated by reference.

(h)(3) Master Plan Administration Services Agreement, dated Dec. 1, 2006, amended and restated as of Sept. 11, 2007, between Registrant and RiverSource Service Corporation filed electronically on or about Oct. 30, 2007 as Exhibit (h)(3) to RiverSource Diversified Income Series, Inc. Post-Effective Amendment No. 63 to Registration Statement No. 2-51586 is incorporated by reference.

(h)(4) Master Fee Cap/Fee Waiver Agreement, dated, Oct. 1, 2005, amended and restated as of Sept. 11, 2007, between RiverSource Investments, LLC, Ameriprise Financial, Inc., RiverSource Service Corporation, Ameriprise Financial Services, Inc., RiverSource Distributors, Inc. and the RiverSource Funds filed electronically on or about Oct. 30, 2007 as Exhibit (h)(8) to RiverSource Diversified Income Series, Inc. Post-Effective Amendment No. 63 to Registration Statement No. 2-51586 is incorporated by reference.

(h)(5) License Agreement, effective May 1, 2006, amended and restated as of Sept. 11, 2007, between Ameriprise Financial, Inc. and RiverSource Funds filed electronically on or about Oct. 30, 2007 as Exhibit (h)(7) to RiverSource Diversified Income Series, Inc. Post-Effective Amendment No. 63 to Registration Statement No. 2-51586 is incorporated by reference.

(h)(6) Agreement and Plan of Reorganization between AXP Global Series, Inc., on behalf of AXP Emerging Markets Fund, and Strategist World Fund, Inc., on behalf of Strategist Emerging Markets Fund, dated March 10, 2000, filed electronically as Exhibit (h)(7) to Registrant's Post-Effective Amendment No. 35 to Registration Statement No. 33-25824 filed on or about Dec. 21, 2000, is incorporated by reference.

(h)(7) Agreement and Plan of Reorganization between AXP Global Series, Inc., on behalf of AXP Global Bond Fund, and Strategist World Fund, Inc., on behalf of Strategist World Income Fund, dated March 10, 2000, filed electronically as Exhibit (h)(8) to Registrant's Post-Effective Amendment No. 35 to Registration Statement No. 33-25824 filed on or about Dec. 21, 2000, is incorporated by reference.

(h)(8) Agreement and Plan of Reorganization between AXP Global Series, Inc., on behalf of AXP Global Growth Fund, and Strategist World Fund, Inc., on behalf of Strategist World Growth Fund, dated March 10, 2000, filed electronically as Exhibit (h)(9) to Registrant's Post-Effective Amendment No. 35 to Registration Statement No. 33-25824 filed on or about Dec. 21, 2000, is incorporated by reference.

(h)(9) Agreement and Plan of Reorganization between AXP Global Series, Inc., on behalf of AXP Innovations Fund, and Strategist World Fund, Inc., on behalf of Strategist World Technologies Fund, dated March 10, 2000, filed electronically as Exhibit (h)(10) to Registrant's Post-Effective Amendment No. 35 to Registration Statement No. 33-25824 filed on or about Dec. 21, 2000, is incorporated by reference.

(i) Opinion and consent of counsel as to the legality of the securities being registered is filed electronically herewith.

(j)(1) Consent of Independent Registered Public Accounting Firm (Ernst & Young LLP) is filed electronically herewith.

(j)(2) Consent of Independent Registered Public Accounting Firm (KPMG LLP) is filed electronically herewith.

(k)       Omitted Financial Statements: Not Applicable.

(l)       Initial Capital Agreement: Not Applicable.

(m) Plan and Agreement of Distribution, dated Aug. 1, 2006, amended and restated as of Sept. 11, 2007, between Registrant and RiverSource Distributors, Inc. filed electronically on or about Oct. 30, 2007 as Exhibit (m)(2) to RiverSource Diversified Income Series, Inc. Post-Effective Amendment No. 63 to Registration Statement No. 2-51568 is incorporated by reference.

(n) Rule 18f - 3(d) Plan, amended and restated as of Sept. 11, 2007, filed electronically on or about Oct. 30, 2007 as Exhibit (n) to RiverSource Diversified Income Series, Inc. Post-Effective Amendment No. 63 to Registration Statement No. 2-51568 is incorporated by reference.

(o)       Reserved.

(p)(1) Code of Ethics adopted under Rule 17j-1 for Registrant filed electronically on or about Aug. 27, 2007 as Exhibit (p)(1) to RiverSource Sector Series, Inc. Post-Effective Amendment No. 39 to Registration Statement No. 33-20872 is incorporated by reference.

(p)(2) Codes of Ethics adopted under Rule 17j-1 for Registrant's investment adviser and Registrant's principal underwriter, dated Jan. 2007 and April 2006, filed electronically on or about Jan. 26, 2007 as Exhibit
          (p)(2) to RiverSource Equity Series, Inc. Post-Effective Amendment No. 103 to Registration Statement No. 2-13188 are incorporated by reference.

(p)(3) Code of Ethics, dated May 2005, adopted under Rule 17j-1, for RiverSource Global Equity Fund's and RiverSource Emerging Markets Fund's Subadviser, Threadneedle International Ltd., filed electronically on or about Dec. 20, 2005, as Exhibit (p)(3) to AXP International Series, Inc. Post-Effective Amendment No. 42 to Registration Statement No. 2-92309 is incorporated by reference.

(q) Directors/Trustees Power of Attorney to sign Amendments to this Registration Statement, dated Sept. 11, 2007, filed electronically on or about Oct. 2, 2007 as Exhibit (q)(1) to Registrant's Post-Effective Statement No. 52 to Registration Statement No. 33-25824 is incorporated by reference.

Item 24. Persons Controlled by or Under Common Control with Registrant:

         None.

Item 25. Indemnification

The Articles of Incorporation of the registrant provide that the Fund shall indemnify any person who was or is a party or is threatened to be made a party, by reason of the fact that she or he is or was a director, officer, employee or agent of the Fund, or is or was serving at the request of the Fund as a director, officer, employee or agent of another company, partnership, joint venture, trust or other enterprise, to any threatened, pending or completed action, suit or proceeding, wherever brought, and the Fund may purchase liability insurance and advance legal expenses, all to the fullest extent permitted by the laws of the State of Minnesota, as now existing or hereafter amended. The By-laws of the registrant provide that present or former directors or officers of the Fund made or threatened to be made a party to or involved (including as a witness) in an actual or threatened action, suit or proceeding shall be indemnified by the Fund to the full extent authorized by the Minnesota Business Corporation Act, all as more fully set forth in the By-laws filed as an exhibit to this registration statement.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Any indemnification hereunder shall not be exclusive of any other rights of indemnification to which the directors, officers, employees or agents might otherwise be entitled. No indemnification shall be made in violation of the Investment Company Act of 1940.

Item 26.        Business and Other Connections of Investment Adviser (RiverSource Investments, LLC.)

Directors and officers of RiverSource Investments, LLC. who are directors and/or officers of one or more other companies:

Name and Title                 Other company(s)                   Address*                     Title within other
                                                                                               company(s)
-------------------------      -----------------------            -------------------------    -----------------------
Neysa M. Alecu                 Advisory Capital Partners LLC                                   Anti-Money Laundering
Anti-Money Laundering                                                                          Officer
Officer
                               Advisory Capital Strategies                                     Anti-Money Laundering
                               Group Inc.                                                      Officer

                               Advisory Convertible Arbitrage                                  Anti-Money Laundering
                               LLC                                                             Officer

                               Advisory Select LLC                                             Anti-Money Laundering
                                                                                               Officer

                               American Enterprise                                             Anti-Money Laundering
                               Investment Services, Inc.                                       Officer

                               American Enterprise REO 1 LLC                                   Anti-Money Laundering

                               American Express Asset Management                               Anti-Money Laundering
                               International, Inc.                                             Officer

                               American Express Insurance                                      Anti-Money Laundering
                               Agency of Alabama Inc.                                          Officer

                               American Express Insurance                                      Anti-Money Laundering
                               Agency of Arizona Inc.                                          Officer

                               American Express Insurance                                      Anti-Money Laundering
                               Agency of Idaho Inc.                                            Officer

                               American Express Insurance                                      Anti-Money Laundering
                               Agency of Maryland Inc.                                         Officer

                               American Express Insurance                                      Anti-Money Laundering
                               Agency of Massachusetts Inc.                                    Officer

                               American Express Insurance                                      Anti-Money Laundering
                               Agency of Nevada Inc.                                           Officer

                               American Express Insurance                                      Anti-Money Laundering
                               Agency of New Mexico Inc.                                       Officer

                               American Express Insurance                                      Anti-Money Laundering
                               Agency of Oklahoma Inc.                                         Officer

                               American Express Insurance                                      Anti-Money Laundering
                               Agency of Texas Inc.                                            Officer

                               American Express Insurance                                      Anti-Money Laundering
                               Agency of Wyoming Inc.                                          Officer

                               American Partners Life                                          Anti-Money Laundering
                               Insurance Company                                               Officer

                               Ameriprise Auto & Home Insurance                                Anti-Money Laundering
                               Agency Inc.                                                     Officer

                               Ameriprise Certificate Company                                  Anti-Money Laundering
                                                                                               Officer

                               Ameriprise Financial Inc.                                       Anti-Money Laundering

                               Ameriprise Financial Services,                                  Anti-Money Laundering
                               Inc.                                                            Officer

                               Boston Equity General                                           Anti-Money Laundering
                               Partner LLC                                                     Officer

                               IDS Capital Holdings Inc.                                       Anti-Money Laundering
                                                                                               Officer

                               RiverSource Life Insurance Company                              Anti-Money Laundering
                                                                                               Officer

                               IDS Management Corporation                                      Anti-Money Laundering
                                                                                               Officer

                               RiverSource Distributors Inc.                                   Anti-Money Laundering
                                                                                               Officer

                               RiverSource Service Corporation                                 Anti-Money Laundering
                                                                                               Officer

Ward D. Armstrong              Ameriprise Express Asset                                        Director
Director and Senior            Management International Inc.
Vice President

                               Ameriprise Financial Inc.                                       Senior Vice President -
                                                                                               Retirement Services and
                                                                                               Asset Management Group

                               Ameriprise Financial                                            Senior Vice President -
                               Services Inc.                                                   Retirement Services and
                                                                                               Asset Management Group

                               Ameriprise Trust                                                Director and Chairman of
                               Company                                                         the Board

                               Kenwood Capital Management LLC                                  Manager

John M. Baker                  Ameriprise Financial Inc.                                       Vice President - Plan Sponsor
Vice President                                                                                 Services

                               Ameriprise Financial                                            Vice President - Chief Client
                               Services Inc.                                                   Service Officer

                               Ameriprise Trust                                                Director and Senior Vice President
                               Company

Dimitris Bertsimas             None                                                            None
Vice President and Senior
Portfolio Manager

Walter S. Berman               Advisory Capital Partners LLC                                   Treasurer
Treasurer
                               Advisory Capital Strategies                                     Treasurer
                               Group Inc.

                               Advisory Convertible Arbitrage                                  Treasurer
                               LLC

                               Advisory Select LLC                                             Treasurer

                               American Enterprise REO 1, LLC                                  Treasurer

                               American Express Asset Management                               Treasurer
                               International, Inc.

                               American Express                                                Vice President and Treasurer
                               Financial Advisors Services
                               Japan Inc.

                               American Express Insurance                                      Treasurer
                               Agency of Alabama Inc.

                               American Express Insurance                                      Treasurer
                               Agency of Arizona Inc.

                               American Express Insurance                                      Treasurer
                               Agency of Idaho Inc.

                               American Express Insurance                                      Treasurer
                               Agency of Maryland Inc.

                               American Express Insurance                                      Treasurer
                               Agency of Massachusetts Inc.

                               American Express Insurance                                      Treasurer
                               Agency of Nevada Inc.

                               American Express Insurance                                      Treasurer
                               Agency of New Mexico Inc.

                               American Express Insurance                                      Treasurer
                               Agency of Oklahoma Inc.

                               American Express Insurance                                      Treasurer
                               Agency of Wyoming Inc.

                               American Express Property                                       Treasurer
                               Casualty Insurance Agency
                               of Kentucky Inc.

                               American Express Property                                       Treasurer
                               Casualty Insurance Agency
                               of Maryland Inc.

                               American Express Property                                       Treasurer
                               Casualty Insurance Agency
                               of Pennsylvania Inc.

                               Ameriprise Auto & Home Insurance                                Treasurer
                               Agency Inc.

                               Ameriprise Certificate Company                                  Treasurer

                               Ameriprise Financial Inc.                                       Executive Vice President and
                                                                                               Chief Financial

                               Ameriprise Financial                                            Director
                               Services Inc.

                               Ameriprise Insurance Company                                    Treasurer

                               AMEX Assurance Company                                          Treasurer

                               Boston Equity General                                           Treasurer
                               Partner LLC

                               IDS Cable Corporation                                           Treasurer

                               IDS Cable II Corporation                                        Treasurer

                               IDS Capital Holdings Inc.                                       Treasurer

                               RiverSource Life Insurance Company                              Vice President and Treasurer

                               RiverSource Life Insurance Co.                                  Vice President and Treasurer
                               of New York

                               IDS Management Corporation                                      Treasurer

                               IDS Partnership Services                                        Treasurer
                               Corporation

                               IDS Property Casualty                                           Treasurer
                               Insurance Company

                               IDS Realty Corporation                                          Treasurer

                               IDS REO 1, LLC                                                  Treasurer

                               IDS REO 2, LLC                                                  Treasurer

                               Investors Syndicate                                             Vice President and Treasurer
                               Development Corp.

                               Kenwood Capital                                                 Treasurer
                               Management LLC

                               RiverSource Service Corporation                                 Treasurer

                               RiverSource Tax Advantaged                                      Treasurer
                               Investments Inc.

                               Threadneedle Asset Management                                   Director
                               Holdings LTD

Richard N. Bush                Advisory Capital Partners LLC                                   Senior Vice President - Corporate Tax
Senior Vice President -
Corporate Tax
                               Advisory Capital Strategies                                     Senior Vice President - Corporate Tax
                               Group Inc.

                               Advisory Convertible Arbitrage                                  Senior Vice President - Corporate Tax
                               LLC

                               American Enterprise Investment                                  Senior Vice President - Corporate Tax
                               Services Inc

                               American Enterprise REO 1 LLC                                   Senior Vice President - Corporate Tax

                               American Express Asset                                          Senior Vice President - Corporate Tax
                               Management International Inc

                               American Express Financial                                      Senior Vice President - Corporate Tax
                               Advisors Japan Inc.

                               American Express Insurance                                      Senior Vice President - Corporate Tax
                               Agency of Alabama Inc.

                               American Express Insurance                                      Senior Vice President - Corporate Tax
                               Agency of Arizona Inc.

                               American Express Insurance                                      Senior Vice President - Corporate Tax
                               Agency of Idaho Inc.

                               American Express Insurance                                      Senior Vice President - Corporate Tax
                               Agency of Maryland Inc.

                               American Express Insurance                                      Senior Vice President - Corporate Tax
                               Agency of Massachusetts Inc.

                               American Express Insurance                                      Senior Vice President - Corporate Tax
                               Agency of Nevada Inc.

                               American Express Insurance                                      Senior Vice President - Corporate Tax
                               Agency of New Mexico Inc

                               American Express Insurance                                      Senior Vice President - Corporate Tax
                               Agency of Oklahoma Inc.

                               American Express Insurance                                      Senior Vice President - Corporate Tax
                               Agency of Wyoming Inc.

                               American Express Property                                       Senior Vice President - Corporate Tax
                               Casualty Insurance Agency of
                               Kentucky Inc.

                               American Express Property                                       Senior Vice President - Corporate Tax
                               Casualty Insurance Agency of
                               Maryland Inc.

                               American Express Property                                       Senior Vice President - Corporate Tax
                               Casualty Insurance Agency of
                               Pennsylvania Inc.

                               Ameriprise Financial Inc.                                       Senior Vice President - Corporate Tax

                               Ameriprise Financial Services                                   Senior Vice President - Corporate Tax
                               Inc.

                               Ameriprise Insurance Company                                    Senior Vice President - Corporate Tax

                               AMEX Assurance Company                                          Senior Vice President - Corporate Tax

                               Boston Equity General Partner LLC                               Senior Vice President - Corporate Tax

                               IDS Cable Corporation                                           Senior Vice President - Corporate Tax

                               IDS Cable II Corporation                                        Senior Vice President - Corporate Tax

                               IDS Capital Holdings Inc.                                       Senior Vice President - Corporate Tax

                               IDS Futures Corporation                                         Senior Vice President - Corporate Tax

                               RiverSource Life Insurance Company                              Senior Vice President - Corporate Tax

                               RiverSource Life Insurance Co. of                               Senior Vice President - Corporate Tax
                               New York

                               IDS Management Corporation                                      Senior Vice President - Corporate Tax

                               IDS Property Casualty Insurance                                 Senior Vice President - Corporate Tax
                               Company

                               IDS Realty Corporation                                          Senior Vice President - Corporate Tax

                               IDS REO 1 LLC                                                   Senior Vice President - Corporate Tax

                               IDS REO 2 LLC                                                   Senior Vice President - Corporate Tax

                               RiverSource Service Corporation                                 Senior Vice President - Corporate Tax

                               Riversource Tax Advantaged                                      Senior Vice President - Corporate Tax
                               Investments Inc.

Kevin J. Callahan              None                                                            None
Vice President

Robert D. Ewing                Advisory Capital Strategies                                     Vice President
Vice President and Senior      Group Inc.
Portfolio Manager
                               Boston Equity General                                           Vice President
                               Partner LLC

Peter A. Gallus                Advisory Capital Partners LLC                                   President, Chief Operating Officer
Senior Vice President,                                                                         and Chief Compliance Officer
Chief Operating Officer
and Assistant Treasurer        Advisory Capital Strategies                                     Director, President, Chief Operating
                               Group Inc.                                                      Officer and Chief Compliance Officer

                               Advisory Convertible
                               Arbitrage LLC                                                   President, Chief Operating Officer
                                                                                               and Chief Compliance Officer

                               Advisory Select LLC                                             Vice President and Chief
                                                                                               Compliance Officer

                               American Express Asset                                          Assistant Treasurer
                               Management International, Inc.

                               Ameriprise Financial Inc.                                       Vice President - Investment
                                                                                               Administration

                               Ameriprise Financial                                            Vice President - CAO
                               Services Inc.                                                   Investment Management

                               Boston Equity General                                           President, Chief Operating Officer
                               Partner LLC                                                     and Chief Compliance Officer

                               IDS Capital Holdings Inc.                                       Vice President and Controller

                               Kenwood Capital Management LLC                                  Manager

Jim Hamalainen                 Ameriprise Financial Inc.                                       Assistant Treasurer
Vice President - Asset
Liability Management           RiverSource Life Insurance Company                              Vice President - Investments

                               RiverSource Life Insurance Co. of New York                      Vice President - Investments

James C. Jackson               None                                                            None
Vice President and Senior
Portfolio Manager

Christopher P. Keating         Ameriprise Trust Company                                        Director
Head of Institutional Sales,
Client Service and
Consultant Relationships

Michelle M. Keeley             American Express                                                Director
Director and Executive Vice    Asset Management
President - Equity and         International Inc.
Fixed Income
                               Ameriprise                                                      Vice President-Investments
                               Certificate Company

                               Ameriprise Financial Inc.                                       Executive Vice President-Equity and
                                                                                               Fixed Income

                               Ameriprise Financial                                            Executive Vice President-Equity and
                               Services Inc.                                                   Fixed Income

                               Ameriprise Insurance Company                                    Vice President-Investments

                               AMEX Assurance Company                                          Vice President-Investments

                               RiverSource Life Insurance Company                              Vice President-Investments

                               Ameriprise Property Casualty Insurance                          Vice President-Investments
                               Company

                               Kenwood Capital Management LLC                                  Manager

Brian J. McGrane               Advisory Capital Partners LLC                                   Vice President and Chief Financial
Vice President and                                                                             Officer
Chief Financial Officer        Advisory Capital                                                Vice President and Chief Financial
                               Strategies Group Inc.                                           Officer

                               Advisory Convertible                                            Vice President and Chief Financial
                               Arbitrage LLC                                                   Officer

                               Advisory Select LLC                                             Vice President and Chief Financial
                                                                                               Officer

                               American Express Asset                                          Vice President and Chief Financial
                               Management International Inc.                                   Officer

                               Ameriprise                                                      Vice President and Chief Financial
                               Certificate Company                                             Officer

                               Ameriprise Financial Inc.                                       Senior Vice President and Lead
                                                                                               Financial Officer Finance

                               Ameriprise Financial                                            Vice President and Lead
                               Services Inc.                                                   Financial Officer Finance

                               Ameriprise Trust Company                                        Director

                               Boston Equity General                                           Vice President and Chief Financial
                               Partner LLC                                                     Officer

                               RiverSource Life Insurance Company                              Director, Executive Vice President
                                                                                               and Chief Financial Officer

Thomas R. Moore                American Enterprise Investment                                  Secretary
Secretary                      Services Inc.

                               American Enterprise REO 1 LLC                                   Secretary

                               American Express Insurance                                      Secretary
                               Agency of Alabama Inc.

                               American Express Insurance                                      Secretary
                               Agency of Arizona Inc.

                               American Express Insurance                                      Secretary
                               Agency of Idaho Inc.

                               American Express Insurance                                      Secretary
                               Agency of Maryland Inc.

                               American Express Insurance                                      Secretary
                               Agency of Massachusetts Inc.

                               American Express Insurance                                      Secretary
                               Agency of Nevada Inc.

                               American Express Insurance                                      Secretary
                               Agency of New Mexico Inc.

                               American Express Insurance                                      Secretary
                               Agency of Oklahoma Inc.

                               American Express Insurance                                      Secretary
                               Agency of Wyoming Inc.

                               American Partners Life                                          Secretary
                               Insurance Company

                               Ameriprise Financial Inc.                                       Secretary

                               Ameriprise Financial                                            Secretary
                               Services Inc.

                               Ameriprise Trust Company                                        Secretary

                               IDS Cable Corporation                                           Secretary

                               IDS Cable II Corporation                                        Secretary

                               IDS Capital Holdings Inc.                                       Secretary

                               RiverSource Life Insurance Company                              Secretary

                               RiverSource Life Insurance Co.                                  Secretary
                               of New York

                               IDS Management Corporation                                      Secretary

                               IDS Realty Corporation                                          Secretary

                               IDS REO 1 LLC                                                   Secretary

                               IDS REO 2 LLC                                                   Secretary

                               Investors Syndicate                                             Secretary
                               Development Corporation

                               RiverSource Distributors Inc.                                   Secretary

                               RiverSource Service Corporation                                 Secretary

                               RiverSource Tax Advantaged                                      Secretary
                               Investments Inc.

Thomas W. Murphy               Ameriprise Certificate Company                                  Vice President - Investments
Vice President and Senior
Sector Manager                 Ameriprise Insurance Company                                    Vice President - Investments

                               AMEX Assurance Company                                          Vice President - Investments

                               RiverSource Life Insurance Company                              Vice President - Investments

                               RiverSource Life Insurance Co.                                  Vice President - Investments
                               of New York

                               IDS Property Casualty                                           Vice President - Investments
                               Insurance Company

Patrick T. Olk                 None                                                            None
Vice President

Benji Orr                      Advisory Capital Partners LLC                                   Deputy Anti-Money Laundering
Deputy Anti-Money                                                                              Officer
Laundering
Officer                        Advisory Capital Strategies Group                               Deputy Anti-Money Laundering
                               Inc.                                                            Officer

                               Advisory Convertible Arbitrage                                  Deputy Anti-Money Laundering
                               LLC                                                             Officer

                               Advisory Select LLC                                             Deputy Anti-Money Laundering
                                                                                               Officer

                               American Enterprise Investment                                  Deputy Anti-Money Laundering
                               Services Inc                                                    Officer

                               American Enterprise REO 1 LLC                                   Deputy Anti-Money Laundering
                                                                                               Officer

                               American Express Asset Management                               Deputy Anti-Money Laundering
                               International Inc.                                              Officer

                               American Express Insurance Agency                               Deputy Anti-Money Laundering
                               of Alabama Inc.                                                 Officer

                               American Express Insurance Agency                               Deputy Anti-Money Laundering
                               of Arizona Inc.                                                 Officer

                               American Express Insurance Agency                               Deputy Anti-Money Laundering
                               of Idaho Inc.                                                   Officer

                               American Express Insurance Agency                               Deputy Anti-Money Laundering
                               of Maryland Inc.                                                Officer

                               American Express Insurance Agency                               Deputy Anti-Money Laundering
                               of Massachusetts Inc.                                           Officer

                               American Express Insurance Agency                               Deputy Anti-Money Laundering
                               of Nevada Inc.                                                  Officer

                               American Express Insurance Agency                               Deputy Anti-Money Laundering
                               of New Mexico Inc.                                              Officer

                               American Express Insurance Agency                               Deputy Anti-Money Laundering
                               of Oklahoma Inc.                                                Officer

                               American Express Insurance Agency                               Deputy Anti-Money Laundering
                               of Texas Inc.                                                   Officer

                               American Express Insurance Agency                               Deputy Anti-Money Laundering
                               of Wyoming Inc.                                                 Officer

                               American Partners Life Insurance                                Deputy Anti-Money Laundering
                               Company                                                         Officer

                               Ameriprise Auto & Home Insurance                                Deputy Anti-Money Laundering
                               Agency Inc.                                                     Officer

                               Ameriprise Certificate Company                                  Deputy Anti-Money Laundering
                                                                                               Officer

                               Ameriprise Financial Inc.                                       Deputy Anti-Money Laundering
                                                                                               Officer

                               Ameriprise Financial Services,                                  Deputy Anti-Money Laundering
                               Inc.                                                            Officer

                               Boston Equity General Partner LLC                               Deputy Anti-Money Laundering
                                                                                               Officer

                               IDS Capital Holdings Inc.                                       Deputy Anti-Money Laundering
                                                                                               Officer

                               RiverSource Life Insurance Company                              Deputy Anti-Money Laundering
                                                                                               Officer

                               IDS Management Corporation                                      Deputy Anti-Money Laundering
                                                                                               Officer

                               RiverSource Distributors Inc.                                   Deputy Anti-Money Laundering
                                                                                               Officer

                               RiverSource Service Corporation                                 Deputy Anti-Money Laundering
                                                                                               Officer

Jennifer L. Ponce De Leon      None                                                            None
Vice President and Senior
Sector Manager High Yield

Warren E. Spitz                None                                                            None
Vice President and Senior
Portfolio Manager

Nainoor C. "Nick" Thakore      Advisory Capital Strategies                                     Vice President
Vice President and Senior      Group, Inc.
Portfolio Manager
                               Boston Equity General                                           Vice President
                               Partner LLC

William F. "Ted" Truscott      Advisory Capital Strategies                                     Director
President, Chairman of the     Group Inc.
Board and Chief Investment
Officer                        American Express Asset                                          Director
                               Management International, Inc.

                               Ameriprise Certificate Company                                  Director, President and Chief
                                                                                               Executive Officer

                               Ameriprise Financial Inc.                                       President - U.S. Asset Management
                                                                                               and Chief Investment Officer

                               Ameriprise Financial                                            Senior Vice President and
                               Services Inc.                                                   Chief Investment Officer

                               IDS Capital Holdings Inc.                                       Director and President

                               Kenwood Capital Management LLC                                  Manager

                               RiverSource Distributors, Inc.                                  Director

                               Threadneedle Asset Management                                   Director
                               Holdings LTD

* Unless otherwise noted, address is 70100 Ameriprise Financial Center, Minneapolis, MN 55474.

Item 27. Principal Underwriters.

(a) Ameriprise Financial Services, Inc. and RiverSource Distributors Inc. act as principal underwriters for the following investment companies:

         RiverSource California Tax-Exempt Trust; RiverSource Bond Series,
         Inc.; RiverSource Dimensions Series, Inc.; RiverSource Diversified
         Income Series, Inc.; RiverSource Equity Series, Inc.; RiverSource
         Global Series, Inc.; RiverSource Government Income Series, Inc.;
         RiverSource High Yield Income Series, Inc.; RiverSource Income
         Series, Inc.; RiverSource International Managers Series, Inc.;
         RiverSource International Series, Inc.; RiverSource Investment
         Series, Inc.; RiverSource Large Cap Series, Inc.; RiverSource
         Managers Series, Inc.; RiverSource Market Advantage Series, Inc.;
         RiverSource Money Market Series, Inc.; RiverSource Retirement Series
         Trust; RiverSource Sector Series, Inc.; RiverSource Selected Series,
         Inc.; RiverSource Special Tax-Exempt Series Trust; RiverSource
         Strategic Allocation Series; Inc., RiverSource Strategy Series, Inc.;
         RiverSource Tax-Exempt Income Series, Inc.; RiverSource Tax-Exempt
         Money Market Series, Inc.; RiverSource Tax-Exempt Series, Inc.;
         Ameriprise Certificate Company.

(b)  As to each director, officer or partner of the principal underwriter:
         Name and Principal                        Position and Offices with                 Offices with Registrant
         Business Address(1)                       Underwriters
         Neysa M. Alecu                            Anti-Money Laundering Officer(2),(3)      Anti-Money Laundering Officer

         Gumer C. Alvero                           Senior Vice President - Annuities(2)      None
                                                   Director(3)

         Ward D. Armstrong                         Senior Vice President -                   None
                                                   Retirement Services and
                                                   Asset Management Group(2)
                                                   None(3)

         Patrick Bannigan                          Senior Vice President -                   Office with Registrant
                                                   Asset Management,                         President
                                                   Products & Marketing Group(2)
                                                   None(3)




         John M. Baker                             Vice President - Chief                    None
                                                   Client Service Officer(2)
                                                   None(3)

         Timothy V. Bechtold                       Senior Vice President -                   None
                                                   Life and Health Insurance(2)
                                                   Director(3)

         Arthur H. Berman                          Senior Vice President and Treasurer(2)    None
                                                   None(3)

         Walter S. Berman                          Director(2)                               Treasurer
                                                   None(3)

         Leslie H. Bodell                          Vice President - Technologies I(2)        None
                                                   None(3)

         Rob Bohli                                 Group Vice President -                    None
         10375 Richmond Avenue #600                South Texas(2)
         Houston, TX 77042                         None(3)

         Walter K. Booker                          Group Vice President -                    None
         61 South Paramus Road                     New Jersey(2)
         Mack-Cali Office Center IV,               None(3)
         3rd Floor
         Paramus, NJ 07652

         Bruce J. Bordelon                         Group Vice President -                    None
         1333 N. California Blvd.,                 Northern California(2)
         Suite 200                                 None(3)
         Walnut Creek, CA 94596

         Randy L. Boser                            Vice President - Mutual Fund              None
                                                   Business Development(2)
                                                   None(3)

         Richard N. Bush                           Senior Vice President -                   None
                                                   Corporate Tax(2)
                                                   None(3)

         Patrick H. Carey                          Vice President - Fund Relationship(3)     None
                                                   None(2)

         Kenneth J. Ciak                           Vice President and                        None
         IDS Property Casualty                     General Manager - IDS
         1400 Lombardi Avenue                      Property Casualty(2)
         Green Bay, WI 54304                       None(3)

         Paul A. Connolly                          Vice President - RL HR/US Retail(2)       None
                                                   None(3)

         James M. Cracchiolo                       Director and Chairman of                  None
                                                   the Board(2)
                                                   None(3)

         Scott M. DiGiammarino                     Group Vice President -                    None
         Suite 500, 8045 Leesburg                  Washington D.C./Baltimore(2)
         Pike                                      None(3)
         Vienna, VA 22182

         Paul James Dolan                          Vice President - CAO Product Sales(2)     None
                                                   Chief Operating Officer and Chief
                                                   Administrative Officer(3)

         William J. Emptage                        Vice President - Strategic Planning(2)    None
                                                   None(3)

         Denise G. Ferguson                        Vice President - Government Affairs(2)    None
                                                   None(3)

         Benjamin R. Field                         Vice President - Finance                  None
                                                   Education and Planning Services(2)
                                                   None(3)

         Giunero Floro                             Vice President - Creative                 None
                                                   Services(2)
                                                   None(3)

         Terrence J. Flynn                         Vice President - Brokerage &              None
                                                   Clearing Operations(2)
                                                   None(3)

         Jeffrey P. Fox                            Vice President - Investment               Treasurer
                                                   Accounting(2)
                                                   Chief Financial Officer and Treasurer(3)

         Laura C. Gagnon                           Vice President - Investor Relations(2)    None
                                                   None(3)

         Peter A. Gallus                           Vice President - CAO - Ameriprise         None
                                                   Financial Services Investment
                                                   Management(2)
                                                   None(3)

         Gary W. Gassmann                          Group Vice President -                    None
         2677 Central Park Boulevard               Detroit Metro(2)
         Suite 350                                 None(3)
         Southfield, MN 48076

         John C. Greiber                           Group Vice President -                    None
                                                   Minnesota/Iowa(2)
                                                   None(3)

         Martin T. Griffin                         Vice President and National Sales         None
                                                   Manager External Channel(2)
                                                   President - Outside Distribution(3)

         Steven Guida                              Vice President -                          None
                                                   New Business and Service(2)
                                                   None(3)

         Janis K. Heaney                           Vice President -                          None
                                                   Incentive Management(2)
                                                   None(3)

         Brian M. Heath                            Director, Chief Executive Officer         None
         Suite 150                                 and President(2)
         801 E. Campbell Road                      None(3)
         Richardson, TX 75081

         Jon E. Hjelm                              Group Vice President -                    None
         655 Metro Place South                     Ohio Valley(2)
         Suite 570                                 None(3)
         Dublin, OH 43017

         David X. Hockenberry                      Group Vice President -                    None
         830 Crescent Centre Drive                 MidSouth(2)
         Suite 490                                 None(3)
         Franklin, TN 37067-7217

         Kelli A. Hunter                           Executive Vice President -                None
                                                   Human Resources(2)
                                                   None(3)

         Debra A. Hutchinson                       Vice President - Technologies I(2)        None
                                                   None(3)

         Theodore M. Jenkin                        Group Vice President -                    None
         6000 Freedom Square Drive                 Steel Cities(2)
         Suite 300                                 None(3)
         Cleveland, OH 44131

         James M. Jensen                           Vice President -                          None
                                                   Compensation and Licensing
                                                   Services(2)
                                                   None(3)

         Gregory C. Johnson                        Group Vice President -                    None
         4 Atrium Drive, #100                      Upstate New York/Vermont(2)
         Albany, NY 12205                          None(3)

         Jody M. Johnson                           Group Vice President -                    None
                                                   Twin Cities Metro(2)
                                                   None(3)

         Nancy E. Jones                            Vice President - Advisor                  None
                                                   Marketing(2)
                                                   None(3)

         William A. Jones                          Vice President - Technologies III(2)      None
                                                   None(3)

         John C. Junek                             Senior Vice President and                 None
                                                   General Counsel(2)
                                                   None(3)

         Michelle M. Keeley                        Executive Vice President -                Vice President - Investments
                                                   Equity and Fixed Income(2)
                                                   None(3)

         Raymond G. Kelly                          Group Vice President -                    None
         Suite 250                                 Northern Texas(2)
         801 East Campbell Road                    None(3)
         Richardson, TX 75081

         Richard Laiderman                         Treasurer(2),(3)                          None

         Lori J. Larson                            Vice President - Advisor                  None
                                                   Field Force Growth and
                                                   Retention(2)
                                                   None(3)

         Daniel E. Laufenberg                      Vice President - Chief                    None
                                                   U.S. Economist(2)
                                                   None(3)

         Jane W. Lee                               Vice President - General                  None
                                                   Manager Platinum Active Financial
                                                   Services(2)
                                                   None(3)

         Catherine M. Libbe                        Vice President - Marketing                None
                                                   & Product Retirement Services(2)
                                                   None(3)

         Kurt W. Lofgren                           Vice President and Chief Compliance
                                                   Officer - U.S. Retail Distribution(2)
                                                   None(3)

         Diane D. Lyngstad                         Chief Financial Officer and               None
                                                   Vice President - Comp and
                                                   Licensing Services(2)
                                                   None(3)

         Charles N. Maglaque                       Senior Vice President and                 None
                                                   Business Planning and
                                                   Operations for USAG(2)
                                                   None(3)

         Timothy J. Masek                          Vice President -                          None
                                                   Fixed Income Research(2)
                                                   None(3)

         Frank A. McCarthy                         Vice President and General Manager -      None
                                                   External Products Group(2)
                                                   None(3)

         Brian J. McGrane                          Vice President and Lead Financial         Vice President and
                                                   Officer - Finance(2)                      Chief Financial Officer
                                                   None(3)

         Dean O. McGill                            Group Vice President -                    None
         11835 W. Olympic Blvd                     Los Angeles Metro(2)
         Suite 900 East                            None(3)
         Los Angeles, CA 90064

         Jeffrey McGregor                          Vice President and National               None
                                                   Sales Manager for Distribution(2)
                                                   President - Inside Distribution(3)

         Sarah M. McKenzie                         Senior Vice President - Managed and       None
                                                   Brokerage Products (BMP)(2)
                                                   None(3)

         Penny J. Meier                            Vice President - Business                 None
                                                   Transformation/Six Sigma(2)
                                                   None(3)

         Thomas R. Moore                           Secretary(2),(3)                          Secretary

         Rebecca A. Nash                           Vice President - Service                  None
                                                   Operations(2)
                                                   None(3)

         Thomas V. Nicolosi                        Group Vice President -                    None
         Suite 220                                 New York Metro Area(2)
         500 Mamaroneck Ave.                       None(3)
         Harrison, NY 10528

         Gregory A. Nordmeyer                      Vice President and General
                                                   Manager - External Products Group(2)      None
                                                   None(3)

         Patrick H. O'Connell                      Group Vice President -                    None
         Commerce Center One                       Southern New England(2)
         333 East River                            None(3)
         Hartford, CT 06108-4200

         Geoffery Oprandy                          Group Vice President - Southwest(2)       None
         11811 N. Tatum Blvd. Suite 1030           None(3)
         Phoenix, AZ 85028

         Benji Orr                                 Deputy Anti-Money Laundering              Deputy Anti-Money Laundering
                                                   Officer(2),(3)                            Officer

         Douglas J. Parish                         General Auditor(2)                        None
                                                   None(3)

         Kristi L. Petersen                        Vice President - One Account              None
                                                   and Cash(2)
                                                   None(3)

         Scott R. Plummer                          None(2)                                   None
                                                   Chief Counsel(3)

         John G. Poole                             Group Vice President -                    None
         14755 North Outer Forty Road              Gateway/Springfield(2)
         Suite 500                                 None(3)
         Chesterfield, MO 63017

         Larry M. Post                             Group Vice President -                    None
         2 Constitution Plaza                      New England(2)
         Charlestown, MA 02129                     None(3)

         Michael J. Rearden                        Group Vice President -                    None
         1800 S. Pine Island Road, Suite 510       Southern Florida(2)
         Plantation, FL 33324                      None(3)

         Ralph D. Richardson III                   Group Vice President -                    None
         Suite 100                                 Carolinas(2)
         5511 Capital Center Drive                 None(3)
         Raleigh, NC 27606

         Mark A. Riordan                           Senior Vice President and                 None
                                                   Chief Financial Officer(2)
                                                   None(3)

         Julie Ruether                             None(2)                                   None
                                                   Chief Compliance Officer(3)

         Mark E. Schwarzmann                       None(2)                                   None
                                                   Director, President and Chief
                                                   Executive Officer(3)

         Kim M. Sharan                             Executive Vice President and
                                                   Chief Marketing Officer(2)
                                                   None(3)

         Jacqueline M. Sinjem                      Vice President - Plan                     None
                                                   Sponsor Services(2)
                                                   None(3)

         Martin S. Solhaug                         Vice President - International            None
                                                   Comp and Benefits(2)
                                                   None(3)

         Albert L. Soule                           Group Vice President -                    None
         6925 Union Park Center                    Western Frontier(2)
         Suite 200                                 None(3)
         Midvale, UT 84047

         Bridget M. Sperl                          Senior Vice President -                   None
                                                   Client Service Organization(2)
                                                   None(3)

         Kathy Stalwick                            Vice President(2)                         None
                                                   None(3)

         Paul J. Stanislaw                         Group Vice President -                    None
         Suite 1100                                Southern California/Hawaii(2)
         Two Park Plaza                            None(3)
         Irvine, CA 92614

         Lisa A. Steffes                           Vice President -                          None
                                                   Marketing Officer
                                                   Development(2)
                                                   None(3)

         David K. Stewart                          Vice President and Controller(2)          Vice President, Controller
                                                   None(3)                                   and Chief Accounting Officer

         Jeffrey J. Stremcha                       Vice President - Technologies I(2)        None
                                                   None(3)

         John T. Sweeney                           Vice President - Internal Reporting(2)    None
                                                   None(3)

         Joseph E. Sweeney                         President - Financial Planning,           None
                                                   Products and Services(2)
                                                   Senior Vice President,
                                                   General Manager - U.S. Brokerage
                                                   and Membership Banking(3)

         Craig P. Taucher                          Group Vice President -                    None
         Suite 150                                 Georgia/North Florida(2)
         4190 Belfort Rd.                          None(3)
         Jackonville, FL 32216

         Neil G. Taylor                            Group Vice President -                    None
         601 108th Ave North East                  Pacific Northwest(2)
         Suite 1800                                None(3)
         Bellevue, WA 98004-5902

         William F. "Ted" Truscott                 Senior Vice President and                 Board member and
                                                   Chief Investment Officer(2)               Vice President
                                                   Director(3)

         George F. Tsafaridis                      Vice President - Quality &                None
                                                   Service Support(2)
                                                   None(3)

         Janet M. Vandenbark                       Group Vice President -                    None
         3951 Westerre Parkway, Suite 250          Virginia(2)
         Richmond, VA 23233                        None(3)

         Ramanathan Venkataramanan                 Vice President - Technologies III(2)      None
                                                   None(3)

         Peter S. Velardi                          Senior Vice President -                   None
                                                   US Advisor Group South(2)
                                                   None(3)

         Andrew O. Washburn                        Vice President -                          None
                                                   Mutual Fund Marketing(2)
                                                   Vice President(3)

         Donald F. Weaver                          Group Vice President -                    None
         3500 Market Street,                       Eastern Pennsylvania/
         Suite 200                                 Delaware(2)
         Camp Hill, PA 17011                       None(3)

         Phil Wentzel                              Vice President - Finance(2)               None
                                                   None(3)

         Robert K. Whalen                          Group Vice President -                    None
         939 West North Ave                        Chicago Metro(2)
         Chicago, IL 60606                         None(3)

         Jeffrey A. Williams                       Senior Vice President -                   None
                                                   Cross-Sell/Strategic
                                                   Management(2)
                                                   None(3)

         William J. Williams                       Senior Vice President -                   None
                                                   US Advisor Group Central(2)
                                                   Senior Vice President -
                                                   Field Management(3)

         Dianne L. Wilson                          Vice President - Insurance                None
                                                   Operations(2)
                                                   None(3)

         Gayle W. Winfree                          Group Vice President -                    None
         1 Galleria Blvd. Suite 1900               Delta States(2)
         Metairie, LA 70001                        None(3)

         Michael R. Woodward                       Senior Vice President -                   None
         32 Ellicott St                            US Advisor Group East(2)
         Suite 100                                 Senior Vice President -
         Batavia, NY 14020                         Field Management(3)

         John R. Woerner                           Senior Vice President - Strategic         None
                                                   Planning and Business Development(2)
                                                   None(3)

(1)  Business address is: 70100 Ameriprise Financial Center, Minneapolis, MN
     55474 unless otherwise noted.

(2)  Position and Offices with Ameriprise Financial Services, Inc.

(3)  Position and Offices with RiverSource Distributors Inc.

Item 27 (c).   Not Applicable.

Item 28.       Location of Accounts and Records

               Ameriprise Financial, Inc.
               70100 Ameriprise Financial Center
               Minneapolis, MN  55474

Item 29.       Management Services

               Not Applicable.

Item 30.       Undertakings

               Not Applicable.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act and the Investment Company Act, the Registrant, RIVERSOURCE GLOBAL SERIES, INC., certifies that it meets all of the requirements for effectiveness of this Amendment to its Registration Statement under Rule 485(b) and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Minneapolis, and State of Minnesota on the 20th day of Dec., 2007.

RIVERSOURCE GLOBAL SERIES, INC.

By    /s/ Patrick T. Bannigan
      -----------------------------
      Patrick T. Bannigan
      President

By    /s/ Jeffrey P. Fox
      ----------------------------
      Jeffrey P. Fox
      Treasurer

Pursuant to the requirements of the Securities Act, this Amendment to the Registration Statement has been signed below by the following persons in the capacities indicated on the 20th day of Dec., 2007.

Signature                            Capacity

/s/   Stephen R. Lewis, Jr.*         Chair of the Board
-----------------------------
      Stephen R. Lewis, Jr.

/s/   Kathleen A. Blatz*             Director
--------------------------
      Kathleen A. Blatz

/s/   Arne H. Carlson*               Director
-------------------------
      Arne H. Carlson

/s/   Pamela G. Carlton*             Director
-------------------------
      Pamela G. Carlton

/s/   Patricia M. Flynn*             Director
--------------------------
      Patricia M. Flynn

/s/   Anne P. Jones*                 Director
-----------------------
      Anne P. Jones

/s/   Jeffrey Laikind*               Director
----------------------
      Jeffrey Laikind

/s/   Catherine James Paglia*        Director
-------------------------------
      Catherine James Paglia

/s/   Alison Taunton-Rigby*          Director
-----------------------------------
      Alison Taunton-Rigby

/s/   William F. Truscott*           Director
---------------------------------
      William F. Truscott

* Signed pursuant to Directors/Trustees Power of Attorney, dated Sept. 11, 2007, filed electronically on or about Oct. 2, 2007 as Exhibit (q)(1) to Registrant's Post-Effective Amendment No. 52 to Registration Statement No. 33-25824, by:

/s/   Scott R. Plummer
--------------------------
      Scott R. Plummer

   Contents of this Post-Effective Amendment No. 53 to Registration Statement
                                  No. 33-25824

This Post-Effective Amendment comprises the following papers and documents:

The facing sheet.

Part A.

        The prospectuses for:

        RiverSource Absolute Return Currency and Income Fund.
        RiverSource Emerging Markets Bond Fund.
        RiverSource Emerging Markets Fund.
        RiverSource Global Bond Fund.
        RiverSource Global Equity Fund.
        RiverSource Global Technology Fund.

Part B.
        Statement of Additional Information.
        Financial Statements.

Part C.

Other information.

The signatures.

                                  EXHIBIT INDEX

(i) Opinion and consent of counsel as to the legality of the securities being registered.

(j)(1) Consent of Independent Registered Public Accounting Firm (Ernst & Young LLP).

(j)(2)    Consent of Independent Registered Public Accounting Firm (KPMG LLP).